UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22903

J.P. Morgan Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

277 Park Avenue

New York, NY 10172

(Address of principal executive offices) (Zip code)

Gregory S. Samuels

J.P. Morgan Investment Management Inc.

277 Park Avenue

New York, NY 10172

(Name and Address of Agent for Service)

With copies to:

Elizabeth A. Davin, Esq.	Jon S. Rand, Esq.
JPMorgan Chase & Co.	Dechert LLP
1111 Polaris Parkway	1095 Avenue of the Americas
Columbus, OH 43240	New York, NY 10036

Registrant’s telephone number, including area code: 1-844-457-6383

Date of fiscal year end: Last Day of February

Date of reporting period: March 1, 2021 through February 28, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable. Notices do not incorporate disclosures from the shareholder reports.

Annual Report

J.P. Morgan Exchange-Traded Funds

February 28, 2022

	Ticker	Listing Exchange
JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF	BBSA	Cboe BZX Exchange, Inc.
JPMorgan Core Plus Bond ETF	JCPB	Cboe BZX Exchange, Inc.
JPMorgan Corporate Bond Research Enhanced ETF	JIGB	NYSE Arca
JPMorgan High Yield Research Enhanced ETF	JPHY	Cboe BZX Exchange, Inc.
JPMorgan Income ETF	JPIE	NYSE Arca
JPMorgan International Bond Opportunities ETF	JPIB	Cboe BZX Exchange, Inc.
JPMorgan Municipal ETF	JMUB	Cboe BZX Exchange, Inc.
JPMorgan Short Duration Core Plus ETF	JSCP	NYSE Arca
JPMorgan U.S. Aggregate Bond ETF	JAGG	NYSE Arca
JPMorgan Ultra-Short Income ETF	JPST	Cboe BZX Exchange, Inc.
JPMorgan Ultra-Short Municipal Income ETF	JMST	Cboe BZX Exchange, Inc.
JPMorgan USD Emerging Markets Sovereign Bond ETF	JPMB	NYSE Arca

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.

Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

Shares are bought and sold throughout the day on an exchange at market price (not at net asset value) through a brokerage account, and are not individually subscribed and redeemed from a Fund. Shares may only be subscribed and redeemed directly from a Fund by Authorized Participants, in large creation/redemption units. Brokerage commissions will reduce returns.

PRESIDENT’S LETTER

April 12, 2022 (Unaudited)

Dear Shareholder,

While global financial markets largely generated positive returns during the first half of 2021, accelerating inflation, periodic resurgences in the pandemic and the military conflict in Ukraine weighed on financial markets and led to mixed returns for the twelve-month fiscal period ended February 28, 2022. Overall, equities markets outperformed fixed-income markets and U.S. equities outperformed other developed markets and emerging markets equities during the period.

“The trajectory of the pandemic, the timing and magnitude of Fed interest rate activity and the duration and scope of the conflict in Ukraine are likely to remain the fundamental drivers of the global economy and financial market performance in the year ahead.”

—Brian S. Shlissel

The U.S. Federal Reserve (the “Fed”) continued to hold interest rates at historically low levels throughout the period. However, in the face of rising inflation and better-than-expected job growth, the Fed began to adopt a less accommodative tone in the second half of the period, and in November 2021, the central bank began to taper off monthly asset purchases under its quantitative easing program. While the emergence of the Omicron variant of COVID-19 toward the end of 2021 led to the reimposition of social restrictions — particularly in the U.K. and Europe — and disrupted return-to-office plans in the U.S., economic data indicated that consumer spending and job growth remained strong through the end of 2021 and into 2022.

In the year ahead, economists generally expect the U.S. economy to continue to expand, driven by surging household wealth and hope of progress in managing the pandemic. However, inflationary pressures from rising demand and tight labor markets led the Fed in to raise interest rates in March 2022 —the first rate increase since December 2018. The central bank also signaled its intent to raise rates six more times this year. The conflict in Ukraine and the multilateral sanctions imposed on Russia have helped raise prices for petroleum, natural gas and a range of other commodities. The trajectory of the pandemic, the timing and magnitude of Fed interest rate activity and the duration and scope of the conflict in Ukraine are likely to remain the fundamental drivers of the global economy and financial market performance in the year ahead.

Regardless of the economic environment, our diversified platform of innovative investment solutions is designed to equip investors with the tools to build durable portfolios that can serve to meet their financial goals.

Sincerely,

Brian S. Shlissel

President — J.P. Morgan Funds

J.P Morgan Asset Management

1-844-4JPM-ETF or jpmorgan.com/etfs for more information

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	1

J.P. Morgan Exchange-Traded Funds

MARKET OVERVIEW

TWELVE MONTHS ENDED FEBRUARY 28, 2022 (Unaudited)

Bond markets underperformed equity markets throughout the period amid low interest rates and accelerating inflationary pressure as the global economy rebounded from 2020. While leading central banks in developed markets largely maintained monetary stimulus programs and historically low interest rates, soaring inflation led select emerging market nations to raise interest rates. Simultaneously, a year-long rally in global equity markets largely drew investors away from low-yielding fixed income assets.

In the first half of the period, high yield bonds (also called “junk bonds”) and emerging markets debt outperformed investment grade corporate bonds as well as U.S. Treasury bonds and other developed market sovereign debt. However, equity markets largely outperformed all bond markets by a wide margin during the first half of the period.

As the global economic rebound accelerated during 2021, pent up demand and the effects of the pandemic led to bottlenecks in global supply chains and fueled rising inflationary pressure. While the U.S. Federal Reserve stated that rising inflation was likely a temporary consequence of the global economic rebound, it said at its July meeting that it could begin tapering off its $120 billion combined monthly asset purchasing programs by the end of 2021. As inflation and job growth surged in the second half of the year the Fed began to reduce monthly asset purchases and signaled in November that it was prepared to raise rates in the months ahead.

The Bank of England responded to rising domestic inflation by outlining its plan to eventually withdraw policy support for the economy and ended up raising policy interest rates twice by the end of February 2022. Amid a relatively sluggish economic rebound in the European Union, the European Central Bank held interest rates at record lows for the period.

Meanwhile, select emerging market nations raised interest rates in response to rising commodities prices and a strengthening U.S. dollar. Investors responded by selling emerging markets debt. Further weighing on emerging markets were China’s ongoing struggle to contain outbreaks of the COVID-19, slower-than-expected economic growth and investor concerns about its domestic real estate sector. Notably, rising global energy prices provided some support for bonds prices in petroleum exporting nations.

The final two months of the period were marked by a further building in inflationary pressure and Russia’s military buildup and subsequent invasion of Ukraine at the end of February 2022. The invasion — and swift imposition of financial and trade sanctions on Russia — led to a spike in global prices for petroleum, natural gas and a range of other commodities. Financial market volatility rose sharply amid investor uncertainty about the duration and scope of fighting in Ukraine.

For the twelve month period ended February 28, 2022, the Bloomberg U.S. Aggregate Index returned -2.64%, the Bloomberg U.S. High Yield Index returned 0.64% and the Bloomberg Multiverse Index returned -5.24%.

2	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2022 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value*	(2.29)%
Market Price**	(2.44)%
Bloomberg Short-Term U.S. Aggregate Bond Index (formerly known as Bloomberg Barclays Short-Term U.S. Aggregate Bond Index)	(2.22)%

Net Assets as of 2/28/2022	$34,892,895
Duration as of 2/28/2022	2.8 Years
Fund Ticker	BBSA

INVESTMENT OBJECTIVE***

The JPMorgan BetaBuilders 1-5 Year US Aggregate Bond ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the Bloomberg Short-Term U.S. Aggregate Bond Index (the “Underlying Index”).

INVESTMENT APPROACH

The Underlying Index, which includes bonds with remaining effective maturities between one and five years, is a subset of the Bloomberg U.S. Aggregate Index which consists of U.S. dollar denominated investment grade taxable bonds. Using a “passive” investment approach, the Fund attempts to closely correspond to the performance of the Underlying Index as closely as possible and invests at least 80% of its assets in securities included in the Underlying Index.

HOW DID THE FUND PERFORM?

For the twelve months ended February 28, 2022, the Fund performed in line with the Underlying Index, before considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.

The Fund’s and the Underlying Index’s allocations investment grade bonds detracted from performance amid rising interest rates in the second half of the period. The Fund’s and the Underlying Index’s exposures to corporate bonds, which outperformed other investment grade sectors, helped performance.

HOW WAS THE FUND POSITIONED?

At the end of the reporting period, the Fund’s and the Underlying Index’s largest allocations were to the U.S. Treasury and corporate bond sectors and the smallest allocations were to the securitized debt and government-related bond sectors.

PORTFOLIO COMPOSITION AS OF FEBRUARY 28, 2022	PERCENT OF TOTAL INVESTMENTS
U.S. Treasury Obligations	56.1%
Corporate Bonds	24.5
Mortgage-Backed Securities	8.6
Supranational	2.9
Commercial Mortgage-Backed Securities	2.4
Foreign Government Securities	1.5
U.S. Government Agency Securities	1.5
Others (each less than 1.0%)	0.8
Short-Term Investments	1.7

*	The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $49.85 as of February 28, 2022.
**	Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the Cboe BZX Exchange, Inc. As of February 28, 2022, the closing price was $49.87.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	3

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2022 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2022 (Unaudited)
	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
Net Asset Value	March 12, 2019	(2.29)%	1.94%
Market Price		(2.44)%	1.95%

LIFE OF FUND PERFORMANCE (3/12/19 TO 2/28/22)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on March 12, 2019.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF and the Bloomberg Short-Term U.S. Aggregate Bond Index from March 12, 2019 to February 28, 2022. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg Short-Term U.S. Aggregate Bond Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Bloomberg Short-Term U.S. Aggregate Bond Index is an unmanaged index that represents securities that are taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index.

Fund performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

JPMorgan Core Plus Bond ETF

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2022 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value*	(1.66)%
Market Price**	(1.73)%
Bloomberg U.S. Aggregate Index (formerly known as Bloomberg Barclays U.S. Aggregate Index)	(2.64)%

Net Assets as of 2/28/2022	$276,853,932
Duration as of 2/28/2022	6.2 Years
Fund Ticker	JCPB

INVESTMENT OBJECTIVE***

The JPMorgan Core Plus Bond ETF (the “Fund”) seeks a high level of current income by investing primarily in a diversified portfolio of high, medium and low-grade debt securities.

INVESTMENT APPROACH

The Fund invests primarily in investment grade bonds, with the flexibility to invest up to 30% in below investment grade bonds (i.e., high yield or junk bonds). Up to 25% of the Fund’s assets may be invested in foreign securities. The adviser allocates the Fund’s assets among a range of sectors based on strategic positioning and other tactical considerations. In buying and selling investments for the Fund, the adviser looks for market sectors and securities that it believes will perform well over time. The adviser selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, currency risk, legal provisions and the structure of the transactions.

HOW DID THE FUND PERFORM?

For the twelve months ended February 28, 2022, the Fund outperformed the Bloomberg U.S. Aggregate Index (the “Index”).

Relative to the Index, the Fund’s overweight allocations to high yield corporate credit and securitized credit, including asset-backed securities, commercial mortgage-backed securities and non-agency residential mortgage-backed securities, were leading contributors to performance amid robust U.S. economic growth and supportive monetary policies across the globe.

The Fund’s longer duration and yield curve positioning was the leading detractor from relative performance, as the Fund was generally positioned to benefit from yield steepening while the yield curve flattened over the period. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates fall or rise, respectively, versus bonds with shorter duration. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers focused on security selection and relative value, which seeks to take advantage of pricing discrepancies between individual securities or market sectors. They employed macro-economic analysis to determine asset allocations and positioning on the yield curve. The portfolio managers used bottom-up research and top-down macro perspective to construct a diversified portfolio of fixed income securities. As a result of this process, the Fund’s largest sector allocations at the end of the reporting period were to corporate bonds and securitized debt, which includes agency and non-agency residential mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities. The Fund’s smallest allocations were to emerging markets debt and U.S. government obligations, including Treasury bonds and agency debentures.

PORTFOLIO COMPOSITION AS OF FEBRUARY 28, 2022	PERCENT OF TOTAL INVESTMENTS
Corporate Bonds	32.1%
Asset-Backed Securities	17.1
Mortgage-Backed Securities	14.8
U.S. Treasury Obligations	13.5
Commercial Mortgage-Backed Securities	6.8
Collateralized Mortgage Obligations	2.9
Others (each less than 1.0%)	0.0	(a)
Short-Term Investments	12.8

*	The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $52.23 as of February 28, 2022.
**	Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the Cboe BZX Exchange, Inc. As of February 28, 2022, the closing price was $52.37.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
(a)	Amount rounds to less than 0.1%.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	5

JPMorgan Core Plus Bond ETF

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2022 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2022 (Unaudited)
	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Core Plus Bond ETF
Net Asset Value	January 28, 2019	(1.66)%	4.29%
Market Price		(1.73)%	4.37%

LIFE OF FUND PERFORMANCE (1/28/19 TO 2/28/22)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on January 28, 2019.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Core Plus Bond ETF and the Bloomberg U.S. Aggregate Index from January 28, 2019 to February 28, 2022. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg U.S. Aggregate Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index.

Fund performance reflects waiver of a portion of the Fund’s fees and reimbursement of expenses for certain periods from the Fund’s inception date and prior to implementation of a unitary fee structure on November 19, 2019. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

JPMorgan Corporate Bond Research Enhanced ETF

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2022 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value*	(3.67)%
Market Price**	(3.83)%
Bloomberg U.S. Corporate Index (formerly known as Bloomberg Barclays U.S. Corporate Bond Index)	(3.40)%

Net Assets as of 2/28/2022	$51,478,693
Duration as of 2/28/2022	8.3 Years
Ticker	JIGB

INVESTMENT OBJECTIVE***

The JPMorgan Corporate Bond Research Enhanced ETF (the “Fund”) seeks to provide total return.

INVESTMENT APPROACH

The Fund invests primarily in investment grade bonds and uses fundamental credit research for security selection and sector allocation. The Fund seeks to outperform the Bloomberg U.S. Corporate Index (the “Index”) while maintaining similar risk characteristics.

HOW DID THE FUND PERFORM?

For the twelve months ended February 28, 2022, the Fund underperformed the Index.

Relative to the Index, the Fund’s overweight position in the technology and utilities sectors were leading detractors from performance. The Fund’s security selection in the capital goods sector and its underweight position in the financials sectors were leading contributors to relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s portfolio managers sought to invest in companies that they believed were attractive from a fundamental and relative value analysis, while seeking to underweight companies that were unattractive based on their analysis. From a sector perspective, the Fund remained largely in line with the sector weightings in the Index, with its largest underweight allocation to the other industrial sector and its largest overweight allocations to the consumer non-cyclical and technology sectors.

PORTFOLIO COMPOSITION AS OF FEBRUARY 28, 2022	PERCENT OF TOTAL INVESTMENTS
Corporate Bonds	99.7%
Short-Term Investments	0.3

*	The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $51.48 as of February 28, 2022.
**	Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the NYSE Arca, Inc. As of February 28, 2022, the closing price was $51.56.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	7

JPMorgan Corporate Bond Research Enhanced ETF

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2022 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2022 (Unaudited)
	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Corporate Bond Research Enhanced ETF
Net Asset Value	December 12, 2018	(3.67)%	5.19%
Market Price		(3.83)%	5.23%

LIFE OF FUND PERFORMANCE (12/12/18 TO 2/28/22)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on December 12, 2018.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Corporate Bond Research Enhanced ETF and the Bloomberg U.S. Corporate Index from December 12, 2018 to February 28, 2022. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg U.S. Corporate Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Bloomberg U.S. Corporate

Index broadly measures the investment grade, fixed-rate, taxable, corporate bond market. It includes USD denominated securities publicly issued by U.S. and non-U.S. industrial, utility, and financial issuers that meet specified maturity, liquidity, and quality requirements. Securities in the index roll up to the U.S. Credit and U.S. Aggregate Indices.

Fund performance reflects waiver of a portion of the Fund’s fees and reimbursement of expenses for certain periods from the Fund’s inception date and prior to implementation of a unitary fee structure on November 19, 2019. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

JPMorgan High Yield Research Enhanced ETF

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2022 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value*	0.32%
Market Price**	0.40%
Bloomberg US Corporate High Yield – 2% Issuer Capped Index (formerly known as Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Capped Index)	0.64%

Net Assets as of 2/28/2022	$1,453,558,764
Duration as of 2/28/2022	4.5 Years
Fund Ticker	JPHY

INVESTMENT OBJECTIVE***

The JPMorgan High Yield Research Enhanced ETF (the “Fund”) seeks to provide a high level of income. Capital appreciation is a secondary objective.

INVESTMENT APPROACH

The Fund invests in a diversified portfolio of high-yield, high-risk debt securities (also called “junk bonds”). Issuers may be domestic or foreign, but the Fund only invests in U.S. dollar-denominated investments.

HOW DID THE FUND PERFORM?

For the twelve months ended February 28, 2022, the Fund posted a positive absolute performance and underperformed the Bloomberg US Corporate High Yield – 2% Issuer Capped Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s underweight allocation to the independent energy sector and its security selection in the metals & mining and pharmaceuticals sectors were leading detractors from relative performance. The Fund’s underweight allocations to bonds rated single-B and CCC also detracted from relative performance.

The Fund’s overweight allocation to BB-rated bonds was a leading contributor to relative performance during the period. The Fund’s security selection in the wireless, cable/satellite TV and media/entertainment sectors also contributed to relative performance.

HOW WAS THE FUND POSITIONED?

During the period, the Fund positioning was neutral to the Benchmark in terms of industry sectors and duration. Duration measures the price sensitivity of a portfolio of bonds relative to changes in interest rates. The Fund was underweight in securities rated single-B, CCC and lower, and was overweight in securities rated BB.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	9

JPMorgan High Yield Research Enhanced ETF

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2022 (Unaudited) (continued)

PORTFOLIO COMPOSITION BY INDUSTRY AS OF FEBRUARY 28, 2022	PERCENT OF TOTAL INVESTMENTS
Oil, Gas & Consumable Fuels	12.0%
Hotels, Restaurants & Leisure	8.2
Media	7.5
Health Care Providers & Services	6.5
Diversified Telecommunication Services	6.2
Consumer Finance	4.8
Equity Real Estate Investment Trusts (REITs)	3.6
Pharmaceuticals	3.1
Commercial Services & Supplies	3.0
Chemicals	2.5
Aerospace & Defense	2.5
Food Products	2.3
Auto Components	2.2
Electric Utilities	2.1
Specialty Retail	2.1
Metals & Mining	2.1
Containers & Packaging	1.9
Thrifts & Mortgage Finance	1.8
Trading Companies & Distributors	1.7
Capital Markets	1.5
Software	1.5
Airlines	1.5
Entertainment	1.5
Building Products	1.3
Wireless Telecommunication Services	1.1
Food & Staples Retailing	1.0
Communications Equipment	1.0
Others (each less than 1.0%)	12.0
Short-Term Investments	1.5

*	The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $49.61 as of February 28, 2022.
**	Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the Cboe BZX Exchange, Inc. As of February 28, 2022, the closing price was $49.65.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

10	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2022 (Unaudited)
	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan High Yield Research Enhanced ETF
Net Asset Value	September 14, 2016	0.32%	4.22%	4.65%
Market Price		0.40%	4.14%	4.65%

LIFE OF FUND PERFORMANCE (9/14/16 TO 2/28/22)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on September 14, 2016.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan High Yield Research Enhanced ETF, the Bloomberg U.S. Corporate High Yield — 2% Issuer Capped Index from September 14, 2016 to February 28, 2022. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg U.S. Corporate High Yield — 2% Issuer Capped Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Bloomberg U.S. Corporate High Yield — 2% Issuer Capped Index is an unmanaged index comprised of fixed rate, non-investment grade debt securities that are dollar denominated and non-convertible. The index limits the maximum exposure to any one issuer to 2%. Investors cannot invest directly in an index.

Fund performance reflects waiver of a portion of the Fund’s fees and reimbursement of expenses for certain periods from the Fund’s inception date and prior to implementation of a unitary fee structure on November 19, 2019. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	11

JPMorgan Income ETF

FUND COMMENTARY

FOR THE PERIOD OCTOBER 28, 2021 (INCEPTION DATE) THROUGH FEBRUARY 28, 2022 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value*	(1.36)%
Market Price**	(0.94)%
Bloomberg U.S. Aggregate Index (formerly known as Bloomberg Barclays U.S. Aggregate Index)	(3.17)%

Net Assets as of 2/28/2022	$137,861,001
Duration as of 2/28/2022	2.3 Years
Fund Ticker	JPIE

INVESTMENT OBJECTIVE***

The JPMorgan Income ETF (the “Fund”) seeks to provide income with a secondary objective of capital appreciation.

INVESTMENT APPROACH

The Fund Invests opportunistically in a wide variety of debt securities that have high potential to produce attractive risk-adjusted income and have low correlations to each other in order to manage risk. The Fund utilizes a flexible approach, allowing allocation shifts based on changing market conditions and seeks to deliver dividends every month.

HOW DID THE FUND PERFORM?

For the period from inception on October 28, 2021 to February 28, 2022, the Fund outperformed to the Bloomberg U.S. Aggregate Index (the “Index”).

Relative to the Index, the Fund’s shorter duration was a leading contributor to performance as interest rates rose during the period. Generally, bonds with shorter duration will experience a smaller decrease in price compared with longer duration bonds when interest rates rise. The Fund’s out-of-Index allocation to non-agency mortgage-backed securities also contributed to relative performance.

The Fund’s out-of-Index allocations to high yield debt (also known as “junk bonds”) and emerging market debt detracted from relative performance.

HOW WAS THE FUND POSITIONED?

During the period, the Fund invested opportunistically among multiple debt markets and sectors that the portfolio managers believed had a high potential to produce income. The Fund’s managers sought to manage risk through exposure to debt markets that they believed to have low correlations to each other. During the period, the Fund’s managers increased its allocations to commercial mortgage-backed securities, agency mortgage-backed securities, asset backed securities and high yield bonds. The managers decreased the Fund’s exposure to emerging market debt and non-agency mortgage-backed securities. The Fund’s duration increased to 2.31 years at February 28, 2022 from 1.89 years at October 28, 2021.

PORTFOLIO COMPOSITION AS OF FEBRUARY 28, 2022	PERCENT OF TOTAL INVESTMENTS
Corporate Bonds	37.3%
Asset-Backed Securities	18.6
Commercial Mortgage-Backed Securities	16.4
Collateralized Mortgage Obligations	7.6
Foreign Government Securities	3.3
Mortgage-Backed Securities	2.6
Exchange-Traded Funds	0.7
Short-Term Investments	13.5

*	The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $48.88 as of February 28, 2022.
**	Market price return was calculated assuming an initial investment made at the market price at the inception date net asset value, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the NYSE Arca, Inc. As of February 28, 2022, the closing price was $49.09.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

12	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

TOTAL RETURNS AS OF FEBRUARY 28, 2022 (Unaudited)
	INCEPTION DATE	CUMULATIVE SINCE INCEPTION
JPMorgan Income ETF
Net Asset Value	October 28, 2021	(1.36)%
Market Price		(0.94)%

LIFE OF FUND PERFORMANCE (10/28/21 TO 2/28/22)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on October 28, 2021.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Income ETF and the Bloomberg U.S. Aggregate Index from October 28, 2021 to February 28, 2022. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg U.S. Aggregate Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index.

Fund performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	13

JPMorgan International Bond Opportunities ETF

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2022 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value*	(1.56)%
Market Price**	(2.10)%
Bloomberg Multiverse ex-USA (USD Hedged) Index (formerly known as Bloomberg Barclays Multiverse ex-USA (USD Hedged) Index)	(2.05)%
Bloomberg Multiverse Index (formerly known as Bloomberg Barclays Multiverse Index)	(5.24)%

Net Assets as of 2/28/2022	$323,118,565
Duration as of 2/28/2022	2.6 Years
Fund Ticker	JPIB

INVESTMENT OBJECTIVE***

The JPMorgan International Bond Opportunities ETF (the “Fund”) seeks to provide total return.

INVESTMENT APPROACH

The Fund invests across sectors in developed and emerging markets without benchmark constraints. The Fund is flexible and opportunistic and the Fund’s adviser has broad discretion to shift the Fund’s exposure to strategies, sectors, countries or currencies based on changing market conditions and its view of the best mix of investment opportunities.

HOW DID THE FUND PERFORM?

For the twelve months ended February 28, 2022, the Fund posted a negative return of -1.56%. The Fund is managed with an unconstrained orientation and is not managed relative to a benchmark index. While the Fund is not managed to a benchmark, its return is compared to the Bloomberg Multiverse ex-USA (USD Hedged) Index, which returned -2.05% for the period.

Relative to the Bloomberg Multiverse ex-USA (USD Hedged) Index, the Fund’s shorter overall duration was the leading contributor to performance as interest rates rose during the period. Generally, bonds with shorter duration will experience smaller price decrease when interest rates rise, compared with bonds of longer duration.

In terms of absolute performance, the Fund’s allocation to government interest rates, obtained through investments in government bonds and interest rate futures, contributed to absolute performance. The Fund’s allocations to investment grade credit, corporate high yield debt (also known as “junk bonds”) and emerging markets debt detracted from absolute performance.

HOW WAS THE FUND POSITIONED?

During the period, the Fund’s portfolio managers increased the Fund’s net exposure to high yield corporate bonds to 30% from 23%. The portfolio managers trimmed the Fund’s net exposure to investment grade credit to 23% from 27% and also trimmed its exposure to securitized credit, while adding exposure across emerging market debt.

The portfolio managers reduced the Fund’s overall duration, mainly through increased short exposure to developed market interest rates. The portfolio managers reduced the Fund’s duration to 2.63 years as of February 28, 2022 from 3.44 years as of February 28, 2021.

14	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

PORTFOLIO COMPOSITION AS OF FEBRUARY 28, 2022	PERCENT OF TOTAL INVESTMENTS
Corporate Bonds	56.9%
Foreign Government Securities	35.3
Commercial Mortgage-Backed Securities	1.9
Asset-Backed Securities	1.5
Others (each less than 1.0%)	1.3
Short-Term Investments	3.1

PORTFOLIO COMPOSITION BY COUNTRY AS OF FEBRUARY 28, 2022	PERCENT OF TOTAL INVESTMENTS
United States	11.4%
France	8.5
United Kingdom	8.3
Canada	8.0
Italy	7.0
Germany	7.0
China	5.5
Spain	5.3
Brazil	5.0
Australia	3.8
Mexico	3.1
Netherlands	2.7
Portugal	2.1
Luxembourg	2.0
Indonesia	1.9
Switzerland	1.8
South Africa	1.6
Ireland	1.1
Belgium	1.1
Sweden	1.0
Others (each less than 1.0%)	8.7
Short-Term Investments	3.1

*	The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $48.96 as of February 28, 2022.
**	Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the Cboe BZX Exchange, Inc. As of February 28, 2022, the closing price was $48.98.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	15

JPMorgan International Bond Opportunities ETF

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2022 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2022 (Unaudited)
	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan International Bond Opportunities ETF
Net Asset Value	April 5, 2017	(1.56)%	3.36%
Market Price		(2.10)%	3.37%

LIFE OF FUND PERFORMANCE (4/5/17 TO 2/28/22)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on April 5, 2017.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan International Bond Opportunities ETF and the Bloomberg Multiverse ex-USA (USD Hedged) Index from April 5, 2017 to February 28, 2022. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg Multiverse ex-USA (USD Hedged) Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the respective Index, if applicable.

The Bloomberg Multiverse Index ex-USA (USD Hedged) Index is a measure of the global fixed income bond market that combines the Barclays Global Aggregate Index, which measures investment-grade debt from 24 different local currency markets, and the Barclays Global High Yield Index, which measures the global high yield fixed income markets. It excludes U.S. securities and is hedged to the U.S. dollar. Investors cannot invest directly in an index.

Fund performance reflects waiver of a portion of the Fund’s fees and reimbursement of expenses for certain periods from the Fund’s inception date and prior to implementation of a unitary fee structure on November 19, 2019. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

16	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

JPMorgan Municipal ETF

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2022 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value*	(0.63)%
Market Price**	(0.55)%
Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index (formerly known as Bloomberg Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index)	(1.12)%

Net Assets as of 2/28/2022	$100,642,548
Duration as of 2/28/2022	5.1 Years
Fund Ticker	JMUB

INVESTMENT OBJECTIVE***

The JPMorgan Municipal ETF (the “Fund”) seeks to provide monthly dividends, which are excluded from gross income, and to protect the value of your investment by investing primarily in municipal obligations. For purposes of the Fund’s investment objective, “gross income” means gross income for federal income tax purposes.

INVESTMENT APPROACH

The Fund invests primarily in a portfolio of municipal securities, the income from which is exempt from federal income tax. The Fund seeks to maintain an average dollar weighted maturity between three and twelve years.

HOW DID THE FUND PERFORM?

For the twelve months ended February 28, 2022, the Fund outperformed the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index (the “Index”).

Relative to the Index, the Fund’s underweight allocations to bonds rated AA and higher, its overweight allocations to bonds rated single-A and its out-of-Index allocations to below-investment-grade bonds were leading contributors to performance. The Fund’s overweight allocation to the education, hospitals and retirement care sectors also contributed to relative performance.

The Fund’s underweight allocations in the transportation and state general obligation bonds sector, and its overweight allocation to industrial development revenue/pollution control revenue bonds were leading detractors from performance relative to the Benchmark. The Fund’s longer duration relative to the Benchmark also detracted from relative performance as interest rates rose during the period. Generally, bonds with longer duration will experience a greater decrease in price compared with shorter duration bonds when interest rates rise.

HOW WAS THE FUND POSITIONED?

At the end of the period, the Fund was overweight in bonds rated single-A and BBB. The Fund’s duration was 5.1 years compared with 4.2 years for the Index.

PORTFOLIO COMPOSITION AS OF FEBRUARY 28, 2022	PERCENT OF TOTAL INVESTMENTS
Municipal Bonds	89.6%
Short-Term Investments	10.4

*	The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $52.97 as of February 28, 2022.
**	Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the Cboe BZX Exchange, Inc. As of February 28, 2022, the closing price was $53.01.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	17

JPMorgan Municipal ETF

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2022 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2022 (Unaudited)
	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Municipal ETF
Net Asset Value	October 29, 2018	(0.63)%	4.33%
Market Price		(0.55)%	4.35%

LIFE OF FUND PERFORMANCE (10/29/18 TO 2/28/22)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on October 29, 2018.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Municipal ETF and the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index from October 29, 2018 to February 28, 2022. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index represents the performance of municipal bonds with maturities from 1 to 17 years.

Fund performance reflects waiver of a portion of the Fund’s fees and reimbursement of expenses for certain periods from the Fund’s inception date and prior to implementation of a unitary fee structure on November 19, 2019. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

18	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

JPMorgan Short Duration Core Plus ETF

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2022 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value*	(1.63)%
Market Price**	(1.61)%
Bloomberg 1-5 Year Government/Credit Index	(2.20)%

Net Assets as of 2/28/2022	$192,461,679
Duration as of 2/28/2022	2.3 Years
Fund Ticker	JSCP

INVESTMENT OBJECTIVE***

The JPMorgan Short Duration Core Plus Bond ETF (the “Fund”) seeks total return, consistent with preservation of capital.

INVESTMENT APPROACH

The Fund invests primarily in investment grade bonds, with the flexibility to invest up to 30% of its net assets in below investment grade securities (also known as high yield debt or “junk bonds”) and up to 25% of its net assets in foreign securities. The Fund’s adviser seeks to maintain a duration of three years or less. Duration is a measure of the price sensitivity of a debt security or a portfolio of debt securities relative to changes in interest rates. The adviser uses both a top down and bottom up research process as well as a combination of fundamental and quantitative inputs to allocate the Fund’s assets among a range of sectors. In buying and selling investments for the Fund, the adviser looks for market sectors and individual securities that it believes will perform well over time. The adviser selects individual securities after performing a risk/reward analysis to address the Fund’s dual objective of seeking total return and preservation of capital. Such analysis includes an evaluation of interest rate risk, credit risk, duration, liquidity, currency risk, legal provisions and the structure of the transaction.

HOW DID THE FUND PERFORM?

For the period from inception on March 1, 2021 to February 28, 2022, the Fund outperformed the Bloomberg 1-5 Year Government/Credit Index (the “Index”).

Relative to the Index, the Fund’s out-of-Index allocations to high yield bonds and its shorter duration were the leading contributors to performance. Generally, bonds with shorter duration will experience a smaller decrease in price compared with longer duration bonds when interest rates rise.

The Fund’s out-of-Index allocations to emerging market debt and agency mortgage-backed securities were leading detractors to performance.

HOW WAS THE FUND POSITIONED?

The Fund’s adviser focused on security selection and relative value, which seeks to take advantage of pricing discrepancies between individual securities or market sectors. The adviser used bottom-up research to construct, in their view, a portfolio of undervalued fixed income securities. The managers employ a macro-economic analysis to determine asset allocation and positioning on the yield curve. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time.

Relative to the Index, the Fund had underweight positions in U.S. Treasury bonds and investment grade corporates, and out-of-Index allocations to mortgage-backed securities, asset-backed securities, high yield bonds, and emerging market debt.

PORTFOLIO COMPOSITION AS OF FEBRUARY 28, 2022	PERCENT OF TOTAL INVESTMENTS
Corporate Bonds	34.9%
U.S. Treasury Obligations	19.9
Asset-Backed Securities	15.4
Mortgage-Backed Securities	8.9
Commercial Mortgage-Backed Securities	5.7
Collateralized Mortgage Obligations	2.6
Foreign Government Securities	1.0
Municipal Bonds	0.0	(a)
Short-Term Investments	11.6

*	The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $48.60 as of February 28, 2022.
**	Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the NYSE Arca, Inc. As of February 28, 2022, the closing price was $48.61.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
(a)	Amount rounds to less than 0.1%.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	19

JPMorgan Short Duration Core Plus ETF

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2022 (Unaudited) (continued)

TOTAL RETURNS AS OF FEBRUARY 28, 2022 (Unaudited)
	INCEPTION DATE	1 YEAR
JPMorgan Short Duration Core Plus ETF
Net Asset Value	March 1, 2021	(1.63)%
Market Price		(1.61)%

LIFE OF FUND PERFORMANCE (3/1/21 TO 2/28/22)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on March 1, 2021.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Short Duration Core Plus ETF and the Bloomberg 1-5 Year Government/Credit Index from March 1, 2021 to February 28, 2022. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg 1-5 Year Government/Credit Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Bloomberg 1-5 Year Government/Credit Index includes the Government and Credit portions of the Barclays Aggregate for securities of 1-5 year maturities. The Government portion includes treasuries and agencies. The Credit portion includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. Investors cannot invest directly in an index.

Fund performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

20	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

JPMorgan U.S. Aggregate Bond ETF

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2022 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value*	(2.74)%
Market Price**	(2.69)%
Bloomberg U.S. Aggregate Index (formerly known as Bloomberg Barclays U.S. Aggregate Index)	(2.64)%

Net Assets as of 2/28/2022	$1,024,267,076
Duration as of 2/28/2022	6.5 Years
Fund Ticker	JAGG

INVESTMENT OBJECTIVE***

The JPMorgan U.S. Aggregate Bond ETF (the “Fund”) seeks to provide long-term total return.

INVESTMENT APPROACH

The Fund invests in a diversified portfolio of fixed income securities, including corporate bonds, U.S. Treasury obligations and other U.S. government and agency securities, and asset-backed, mortgage-related and mortgage-backed securities. With respect to corporate sub-sectors, the adviser applies a systematic multi-factor screening process that seeks exposure to those debt issuers with attractive value, quality and momentum characteristics.

HOW DID THE FUND PERFORM?

For the twelve months ended February 28, 2022, the Fund underperformed the Bloomberg U.S. Aggregate Index (the “Index”).

Relative to the Index, the Fund’s allocation to the quality factor within corporate bonds was a leading detractor from performance, while the Fund’s value and momentum factors within corporate bonds contributed to performance.

HOW WAS THE FUND POSITIONED?

During the period, the Fund applied a systematic multi-factor screening process to the corporate sub-sectors of the Index that sought exposure to corporate debt issuers that the Fund’s portfolio managers believed had attractive value, quality and momentum characteristics. Among the Fund’s largest allocations at the end of the period were government bonds, corporate credit and mortgage-backed securities while its smallest allocations were to agency debt and supranational debt.

PORTFOLIO COMPOSITION AS OF FEBRUARY 28, 2022	PERCENT OF TOTAL INVESTMENTS
U.S. Treasury Obligations	38.7%
Mortgage-Backed Securities	27.2
Corporate Bonds	24.6
Commercial Mortgage-Backed Securities	1.9
Foreign Government Securities	1.6
U.S. Government Agency Securities	1.4
Supranational	1.4
Others (each less than 1.0%)	0.9
Short-Term Investments	2.3

*	The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $52.13 as of February 28, 2022.
**	Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the NYSE Arca, Inc. As of February 28, 2022, the closing price was $52.14.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	21

JPMorgan U.S. Aggregate Bond ETF

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2022 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2022 (Unaudited)
	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan U.S. Aggregate Bond ETF
Net Asset Value	December 12, 2018	(2.74)%	3.47%
Market Price		(2.69)%	3.47%

LIFE OF FUND PERFORMANCE (12/12/18 TO 2/28/22)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on December 12, 2018.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan U.S. Aggregate Bond ETF and the Bloomberg U.S. Aggregate Index from December 12, 2018 to February 28, 2022. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg U.S. Aggregate Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable.

The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index.

Fund performance reflects waiver of a portion of the Fund’s fees and reimbursement of expenses for certain periods from the Fund’s inception date and prior to implementation of a unitary fee structure on November 19, 2019. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

22	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

JPMorgan Ultra-Short Income ETF

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2022 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value*	(0.12)%
Market Price**	(0.12)%
ICE BofAML 3-Month US Treasury Bill Index	0.04%

Net Assets as of 2/28/2022	$18,686,174,480
Duration as of 2/28/2022	0.3 Years
Fund Ticker	JPST

INVESTMENT OBJECTIVE***

The JPMorgan Ultra-Short Income ETF (the “Fund”) seeks to provide current income while seeking to maintain a low volatility of principal.

INVESTMENT APPROACH

The Fund primarily invests in investment grade, U.S. dollar-denominated short-term fixed, variable and floating-rate debt. The Fund seeks to maintain a duration of one year or less, although under certain market conditions, the Fund’s duration may be longer than one year. Duration measures the price sensitivity of a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger decrease or increase in price as interest rates rise or fall, respectively, versus bonds with shorter duration. The Fund’s adviser has broad discretion to shift the Fund’s exposure to strategies and sectors based on changing market conditions and its view of the best mix of investment opportunities.

HOW DID THE FUND PERFORM?

For the twelve months ended February 28, 2022, the Fund underperformed the ICE BofAML 3-Month US Treasury Bill Index (the “Index”).

Relative to the Index, The Fund’s longer duration and its out-of-Index allocation to investment grade corporate bonds were the largest detractors to performance over the period, as interest rates rose and corporate credit generally underperformed U.S. Treasury securities in the second half of the period. Generally, bonds with longer duration will experience a larger decline in price relative to shorter duration bonds when interest rates rise.

The Fund’s out-of-Index exposure to collateralized loan obligations and money market securities were leading contributors to performance relative to the Index.

HOW WAS THE FUND POSITIONED?

During the period, the Fund’s portfolio managers maintained a long duration position as the U.S. Federal Reserve (the “Fed”) maintained its ultra-accommodative monetary policy. However, interest rates began to move higher starting in September 2021, as the Fed’s transitory narrative regarding inflation was called into question given a faster-than-expected recovery in labor markets coupled with a slow recovery in supply chains. The portfolio managers reduced the duration of the portfolio dramatically in the second half of the period amid rising interest rates.

In descending order, the Fund’s largest allocations at the end of the period were in corporate bonds, money market securities, collateralized loan obligations, asset-backed securities, mortgage-backed securities and non-corporate credit.

PORTFOLIO COMPOSITION BY SECTOR AS OF FEBRUARY 28, 2022	PERCENT OF TOTAL INVESTMENTS
Financials	38.0%
Asset-Backed Securities	11.4
Utilities	3.6
Health Care	3.5
Consumer Discretionary	2.5
Consumer Staples	2.1
Commercial Mortgage-Backed Securities	1.9
Industrials	1.4
Information Technology	1.1
Energy	1.0
Others (each less than 1.0%)	1.3
Short-Term Investments	32.2

*	The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $50.35 as of February 28, 2022.
**	Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the Cboe BZX Exchange, Inc. As of February 28, 2022, the closing price was $50.37.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	23

JPMorgan Ultra-Short Income ETF

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2022 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2022 (Unaudited)
	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Ultra-Short Income ETF
Net Asset Value	May 17, 2017	(0.12)%	1.82%
Market Price		(0.12)%	1.83%

LIFE OF FUND PERFORMANCE (5/17/17 TO 2/28/22)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on May 17, 2017.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Ultra-Short Income ETF and the ICE BofAML 3-Month US Treasury Bill Index from May 17, 2017 to February 28, 2022. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the ICE BofAML 3-Month US Treasury Bill Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The ICE BofAML 3-Month US

Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. The index is rebalanced monthly and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond 3 months from the rebalancing date. Investors cannot invest directly in an index.

Fund performance reflects waiver of a portion of the Fund’s fees and reimbursement of expenses for certain periods from the Fund’s inception date and prior to implementation of a unitary fee structure on November 19, 2019. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

24	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

JPMorgan Ultra-Short Municipal Income ETF

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2022 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value*	(0.19)%
Market Price**	(0.29)%
Bloomberg 1 Year Municipal Bond Index (formerly known as Bloomberg Barclays 1-Year Municipal Bond Index)	(0.61)%

Net Assets as of 2/28/2022	$3,116,619,866
Duration as of 2/28/2022	0.7 Years
Fund Ticker	JMST

INVESTMENT OBJECTIVE***

The JPMorgan Ultra-Short Municipal Income ETF (the “Fund”) seeks as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.

INVESTMENT APPROACH

The Fund invests primarily in investment grade fixed, variable and floating rate municipal securities or the unrated equivalent, the income from which is exempt from federal income tax. The Fund invests in a portfolio of municipal securities with an average weighted maturity of two years or less.

HOW DID THE FUND PERFORM?

For the twelve months ended February 28, 2022, the Fund outperformed the Bloomberg 1 Year Municipal Bond Index (the “Index”).

Relative to the Index, the Fund’s shorter duration and its underweight allocation to bonds rated AA and higher were leading contributors to performance. Generally, bonds of shorter duration will experience a smaller decrease in price compared with longer duration bonds when interest rates rise. The Fund’s underweight allocation in the pre-refunded bonds sector and its overweight allocations to the hospital and housing sectors also contributed to relative performance. The Fund’s out-of-Index allocation to variable rate demand notes, which were used to manage the Fund’s liquidity, also helped relative performance.

The Fund’s underweight allocations to bonds rated BBB was a leading detractor from relative performance. The Fund’s overweight allocation to the leasing sector also detracted from relative performance.

HOW WAS THE FUND POSITIONED?

At the end of the period, the Fund’s duration was 0.7 years compared with 1.3 years for the Index.

PORTFOLIO COMPOSITION AS OF FEBRUARY 28, 2022	PERCENT OF TOTAL INVESTMENTS
Municipal Bonds	90.8%
Short-Term Investments	9.2

*	The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $50.76 as of February 28, 2022.
**	Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the Cboe BZX Exchange, Inc. As of February 28, 2022, the closing price was $50.75.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	25

JPMorgan Ultra-Short Municipal Income ETF

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2022 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2022 (Unaudited)
	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Ultra-Short Municipal Income ETF
Net Asset Value	October 16, 2018	(0.19)%	1.39%
Market Price		(0.29)%	1.38%

LIFE OF FUND PERFORMANCE (10/16/18 TO 2/28/22)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on October 16, 2018.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Ultra-Short Municipal Income ETF and the Bloomberg 1-Year Municipal Bond Index from October 16, 2018 to February 28, 2022. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg 1-Year Municipal Bond Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Bloomberg 1 Year Municipal Bond Index is an unmanaged index that includes bonds with a minimum credit rating of BAA3, are issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million, and have maturities of 1 to 2 years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of the mutual fund expenses, including sales charges if applicable. An individual cannot invest directly in an index.

Fund performance reflects waiver of a portion of the Fund’s fees and reimbursement of expenses for certain periods from the Fund’s inception date and prior to implementation of a unitary fee structure on November 19, 2019. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption on gains resulting from or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

26	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

JPMorgan USD Emerging Markets Sovereign Bond ETF

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2022 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value*	(7.98)%
Market Price**	(6.78)%
JPMorgan Emerging Markets Risk-Aware Bond Index	(7.61)%

Net Assets as of 2/28/2022	$69,475,995
Duration as of 2/28/2022	7.6 Years
Fund Ticker	JPMB

INVESTMENT OBJECTIVE***

The JPMorgan USD Emerging Markets Sovereign Bond ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JPMorgan Emerging Markets Risk-Aware Bond Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which is comprised of liquid, U.S. dollar-denominated sovereign and quasi-sovereign fixed and floating rate debt securities from emerging markets. The Underlying Index utilizes a rules-based, proprietary methodology that filters for liquidity and for country risk and allocates risk based on credit rating. The Underlying Index methodology includes monthly rebalancing within countries and semi-annual rebalancing across countries. The Fund also employs optimization techniques that seek to minimize tracking error to the Underlying Index.

For the twelve months ended February 28, 2022, the Fund performed in line with the Underlying Index. The majority of the Fund’s deviation against the Underlying Index was due to operating expenses, fees and tax management of the Fund’s portfolio.

During the period, the Fund’s and the Underlying Index’s allocations to high yield bonds (also known as “junk bonds”) were leading contributors to performance amid increased investor demand for higher bond yields. The Fund’s and the Underlying Index’s risk filters screened out exposures to Ecuador and Angola, which detracted from performance amid investor expectations that both nations might benefit from potential interventions by the International Monetary Fund.

HOW WAS THE FUND POSITIONED?

The Fund invested at least 80% of its assets in securities included in the Underlying Index. During the reporting period, the Fund’s and Underlying Index’s largest allocations were to Turkey and Brazil and their smallest allocations were to Ethiopia and Tunisia.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	27

JPMorgan USD Emerging Markets Sovereign Bond ETF

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2022 (Unaudited) (continued)

PORTFOLIO COMPOSITION BY COUNTRY AS OF FEBRUARY 28, 2022	PERCENT OF TOTAL INVESTMENTS
Turkey	7.9%
Brazil	6.8
Oman	6.1
Colombia	5.8
Dominican Republic	5.6
South Africa	5.6
Bahrain	5.1
Mexico	3.8
Indonesia	3.4
Saudi Arabia	3.2
Qatar	3.0
United Arab Emirates	2.9
China	2.6
Nigeria	2.5
Philippines	2.3
Peru	2.1
Chile	2.1
Panama	1.9
Kenya	1.8
Malaysia	1.8
Jamaica	1.7
Pakistan	1.7
Azerbaijan	1.5
Ukraine	1.5
Uruguay	1.5
Kazakhstan	1.3
Costa Rica	1.3
Jordan	1.2
Egypt	1.2
Hungary	1.1
Morocco	1.1
Paraguay	1.0
Others (each less than 1.0%)	6.2
Short-Term Investments	1.4

*	The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $43.43 as of February 28, 2022.
**	Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the NYSE Arca, Inc. As of February 28, 2022, the closing price was $44.06.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

28	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2022 (Unaudited)
	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan USD Emerging Markets Sovereign Bond ETF
Net Asset Value	January 29, 2018	(7.98)%	1.04%
Market Price		(6.78)%	1.38%

LIFE OF FUND PERFORMANCE (1/29/18 TO 2/28/22)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on January 29, 2018.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan USD Emerging Markets Sovereign Bond ETF and the JPMorgan Emerging Markets Risk-Aware Bond Index from January 29, 2018 to February 28, 2022. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JPMorgan Emerging Markets Risk-Aware Bond Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The JPMorgan Emerging Markets Risk-Aware Bond Index (the “index”) is comprised of liquid, U.S. dollar-denominated sovereign and quasi-sovereign fixed and floating rate debt securities from emerging markets selected using a rules-based methodology and is owned by J.P. Morgan Investment Inc., the Fund’s adviser (the “Adviser”). The Index is maintained and calculated by J.P. Morgan Securities LLC (“JPMS” or the “Index Provider”), which selects securities in accordance with the methodology from among the components of the J.P. Morgan Emerging Market Bond Index Global Diversified, which was developed and is maintained by the Index Provider. The Index Provider and the Adviser are both wholly-owned subsidiaries of JPMorgan Chase & Co., a publicly-held financial services holding company. The Index starts with the J.P. Morgan Emerging Market Bond Index Global Diversified and applies a proprietary methodology that filters for liquidity and for country risk and allocates risk based on credit rating. Historically, the J.P. Morgan Emerging Markets Bond Index Global Diversified has included bonds issued by the countries of Angola, Argentina, Armenia, Azerbaijan, Belize, Bolivia, Brazil, Cameroon, Chile, China, Colombia, Costa Rica, Cote D’Ivoire, Croatia, Dominican Republic, Ecuador, Egypt, El Salvador, Ethiopia, Gabon, Georgia, Ghana, Guatemala, Honduras, Hungary, India, Indonesia, Iraq, Jamaica, Jordan, Kazakhstan, Kenya, Latvia, Lebanon, Lithuania, Malaysia, Mexico, Mongolia, Morocco, Mozambique, Namibia, Nigeria, Oman, Pakistan, Panama, Paraguay, Peru, Philippines, Poland, Romania, Russian Federation, Senegal, Serbia, Slovakia, South Africa, Sri Lanka, Suriname, Trinidad and Tobago, Tunisia, Turkey, Ukraine, Uruguay, Venezuela, Vietnam, Zambia; however, this universe of countries may change in accordance with the Index Provider’s determination of eligible emerging market countries and there is no assurance that a particular country will be represented in the Underlying Index at any given time. Investors cannot invest directly in an index.

Fund performance reflects waiver of a portion of the Fund’s fees and reimbursement of expenses for certain periods from the Fund’s inception date and prior to implementation of a unitary fee structure on November 19, 2019. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	29

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. Treasury Obligations — 56.7%

U.S. Treasury Bonds 7.50%, 11/15/2024	996,000	1,151,936

U.S. Treasury Notes

1.63%, 12/15/2022	739,000	743,070

2.00%, 2/15/2023	400,000	403,531

1.50%, 2/28/2023	705,000	707,837

1.50%, 3/31/2023	24,000	24,092

0.25%, 6/15/2023	1,240,000	1,224,452

0.13%, 6/30/2023	261,000	257,105

0.13%, 8/15/2023	566,000	556,294

2.75%, 2/15/2024	252,000	258,270

2.13%, 2/29/2024	1,000	1,013

2.38%, 2/29/2024	2,415,000	2,457,829

2.13%, 3/31/2024	70,000	70,902

0.38%, 4/15/2024	361,000	352,398

2.00%, 4/30/2024	480,000	484,913

2.25%, 4/30/2024	15,000	15,234

2.00%, 5/31/2024	335,000	338,455

1.75%, 6/30/2024	282,000	283,344

1.75%, 7/31/2024	717,000	720,249

0.38%, 9/15/2024	354,000	343,269

1.50%, 10/31/2024	258,000	257,254

0.50%, 3/31/2025	1,303,000	1,257,904

0.38%, 4/30/2025	46,000	44,167

0.25%, 5/31/2025	1,796,000	1,714,899

0.25%, 6/30/2025	340,000	324,116

0.25%, 9/30/2025	90,000	85,437

0.38%, 11/30/2025	2,440,000	2,320,859

0.38%, 12/31/2025	26,000	24,708

2.63%, 12/31/2025	5,000	5,168

0.75%, 5/31/2026	797,000	764,560

0.63%, 7/31/2026	709,000	675,267

0.75%, 8/31/2026	464,000	444,063

0.88%, 9/30/2026	140,000	134,619

1.63%, 9/30/2026	51,000	50,721

1.13%, 10/31/2026	247,000	240,072

1.63%, 10/31/2026	125,000	124,316

1.25%, 11/30/2026	139,000	135,905

1.25%, 12/31/2026	303,000	296,088

1.50%, 1/31/2027	488,000	482,434

Total U.S. Treasury Obligations (Cost $20,070,209)		19,776,750

Corporate Bonds — 24.8%

Aerospace & Defense — 0.4%

Boeing Co. (The)

1.17%, 2/4/2023	12,000	11,922

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Aerospace & Defense — continued

1.95%, 2/1/2024	4,000	3,985

4.88%, 5/1/2025	5,000	5,317

2.60%, 10/30/2025	8,000	7,953

2.75%, 2/1/2026	32,000	32,011

General Dynamics Corp.

2.25%, 11/15/2022	2,000	2,011

1.88%, 8/15/2023	10,000	10,038

2.38%, 11/15/2024	7,000	7,068

1.15%, 6/1/2026	11,000	10,535

Leidos, Inc. 3.63%, 5/15/2025	4,000	4,125

Lockheed Martin Corp. 3.10%, 1/15/2023	5,000	5,067

Precision Castparts Corp. 3.25%, 6/15/2025	16,000	16,584

Raytheon Technologies Corp. 3.20%, 3/15/2024	16,000	16,389

		133,005

Air Freight & Logistics — 0.1%

FedEx Corp. 3.25%, 4/1/2026	13,000	13,523

United Parcel Service, Inc. 2.20%, 9/1/2024	10,000	10,090

		23,613

Airlines — 0.0% (a)

Southwest Airlines Co. 5.25%, 5/4/2025	2,000	2,157

Banks — 6.4%

Banco Bilbao Vizcaya Argentaria SA (Spain) 0.88%, 9/18/2023	200,000	197,068

Banco Santander SA (Spain) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (b)	200,000	188,578

Bank of America Corp.

(ICE LIBOR USD 3 Month + 0.64%), 2.01%, 2/13/2026 (b)	35,000	34,421

3.50%, 4/19/2026	60,000	62,223

(SOFR + 1.15%), 1.32%, 6/19/2026 (b)	154,000	147,235

(SOFR + 0.96%), 1.73%, 7/22/2027 (b)	39,000	37,256

Bank of Montreal (Canada)

1.25%, 9/15/2026	4,000	3,794

(SOFR + 0.60%), 0.95%, 1/22/2027 (b)	9,000	8,494

(USD Swap Semi 5 Year + 1.28%), 4.34%, 10/5/2028 (b)	12,000	12,363

Bank of Nova Scotia (The) (Canada) 2.20%, 2/3/2025	12,000	11,961

Barclays plc (United Kingdom) 3.65%, 3/16/2025	40,000	41,055

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Banks — continued

Canadian Imperial Bank of Commerce (Canada) 2.25%, 1/28/2025	20,000	19,975

Citigroup, Inc.

(ICE LIBOR USD 3 Month + 1.02%), 4.04%, 6/1/2024 (b)	24,000	24,617

3.70%, 1/12/2026	6,000	6,268

(SOFR + 0.77%), 1.12%, 1/28/2027 (b)	63,000	59,351

(SOFR + 0.77%), 1.46%, 6/9/2027 (b)	50,000	47,360

Comerica, Inc. 3.70%, 7/31/2023	15,000	15,345

Fifth Third Bancorp 4.30%, 1/16/2024	12,000	12,464

First Citizens BancShares, Inc. (TSFR3M + 2.47%), 3.38%, 3/15/2030 (b)	20,000	19,880

First Horizon Corp. 3.55%, 5/26/2023	24,000	24,384

HSBC Holdings plc (United Kingdom) (SOFR + 1.40%), 2.63%, 11/7/2025 (b)	30,000	29,962

Huntington Bancshares, Inc.

2.63%, 8/6/2024	17,000	17,129

4.00%, 5/15/2025	8,000	8,362

Korea Development Bank (The) (South Korea) 0.40%, 6/19/2024	200,000	194,076

Kreditanstalt fuer Wiederaufbau (Germany)

2.00%, 10/4/2022	25,000	25,169

0.25%, 3/8/2024	22,000	21,452

2.50%, 11/20/2024	13,000	13,298

0.38%, 7/18/2025	28,000	26,740

0.63%, 1/22/2026	26,000	24,836

Landwirtschaftliche Rentenbank (Germany)

3.13%, 11/14/2023	39,000	40,101

Series 40, 0.50%, 5/27/2025	39,000	37,460

0.88%, 3/30/2026	118,000	113,439

1.75%, 7/27/2026	1,000	998

Mitsubishi UFJ Financial Group, Inc. (Japan) 3.41%, 3/7/2024	10,000	10,252

Oesterreichische Kontrollbank AG (Austria) 3.13%, 11/7/2023	9,000	9,252

PNC Financial Services Group, Inc. (The)

2.85%, 11/9/2022 (c)	12,000	12,133

3.50%, 1/23/2024	76,000	78,214

2.20%, 11/1/2024	18,000	18,061

Regions Financial Corp. 2.25%, 5/18/2025	65,000	65,097

Royal Bank of Canada (Canada) 1.95%, 1/17/2023	11,000	11,053

Santander Holdings USA, Inc. 3.40%, 1/18/2023	26,000	26,365

Santander UK plc (United Kingdom) 4.00%, 3/13/2024	29,000	30,068

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Banks — continued

Sumitomo Mitsui Financial Group, Inc. (Japan) 3.01%, 10/19/2026	95,000	96,457

Toronto-Dominion Bank (The) (Canada)

0.75%, 9/11/2025	5,000	4,726

1.25%, 9/10/2026	10,000	9,485

Truist Bank 3.00%, 2/2/2023	14,000	14,170

Truist Financial Corp.

3.75%, 12/6/2023	12,000	12,382

3.70%, 6/5/2025	6,000	6,270

1.20%, 8/5/2025	8,000	7,713

(SOFR + 0.61%), 1.27%, 3/2/2027 (b)	29,000	27,704

US Bancorp Series V, 2.38%, 7/22/2026	91,000	91,627

Valley National Bancorp (SOFR + 2.36%), 3.00%, 6/15/2031 (b)	36,000	35,383

Wells Fargo & Co.

3.30%, 9/9/2024	17,000	17,437

(SOFR + 0.51%), 0.80%, 5/19/2025 (b)	10,000	9,683

3.55%, 9/29/2025	13,000	13,475

(ICE LIBOR USD 3 Month + 0.75%), 2.16%, 2/11/2026 (b)	50,000	49,407

3.00%, 4/22/2026	8,000	8,109

(SOFR + 2.00%), 2.19%, 4/30/2026 (b)	25,000	24,681

3.00%, 10/23/2026	2,000	2,028

(ICE LIBOR USD 3 Month + 1.17%), 3.20%, 6/17/2027 (b)	5,000	5,082

		2,223,428

Beverages — 0.2%

Coca-Cola Co. (The) 1.75%, 9/6/2024	15,000	15,006

Keurig Dr Pepper, Inc.

3.13%, 12/15/2023	14,000	14,284

3.40%, 11/15/2025	2,000	2,062

PepsiCo, Inc.

3.60%, 3/1/2024	20,000	20,673

2.85%, 2/24/2026	10,000	10,308

2.38%, 10/6/2026	2,000	2,028

		64,361

Biotechnology — 0.4%

AbbVie, Inc.

3.75%, 11/14/2023	4,000	4,125

3.85%, 6/15/2024	17,000	17,583

2.60%, 11/21/2024	10,000	10,091

3.80%, 3/15/2025	42,000	43,623

3.60%, 5/14/2025	15,000	15,501

Amgen, Inc.

3.63%, 5/22/2024	15,000	15,499

1.90%, 2/21/2025	8,000	7,952

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	31

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Biotechnology — continued

Baxalta, Inc. 4.00%, 6/23/2025	4,000	4,181

Gilead Sciences, Inc.

2.50%, 9/1/2023	10,000	10,110

3.65%, 3/1/2026	13,000	13,564

		142,229

Building Products — 0.0% (a)

Carrier Global Corp. 2.24%, 2/15/2025	9,000	8,989

Lennox International, Inc. 1.35%, 8/1/2025	2,000	1,925

		10,914

Capital Markets — 2.8%

Ameriprise Financial, Inc. 3.70%, 10/15/2024	8,000	8,334

Bain Capital Specialty Finance, Inc. 2.55%, 10/13/2026	24,000	22,480

Bank of New York Mellon Corp. (The)

1.60%, 4/24/2025	10,000	9,845

0.75%, 1/28/2026	51,000	48,377

1.05%, 10/15/2026	9,000	8,559

Blackstone Secured Lending Fund 2.75%, 9/16/2026	5,000	4,798

Charles Schwab Corp. (The) 0.90%, 3/11/2026	90,000	85,315

Deutsche Bank AG (Germany) 3.70%, 5/30/2024	26,000	26,688

Franklin Resources, Inc. 2.85%, 3/30/2025	2,000	2,039

Goldman Sachs Group, Inc. (The)

3.20%, 2/23/2023	25,000	25,310

3.63%, 2/20/2024	13,000	13,358

3.85%, 7/8/2024	15,000	15,496

3.50%, 4/1/2025	50,000	51,407

3.75%, 5/22/2025	15,000	15,520

(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 9/29/2025 (b)	20,000	20,358

3.75%, 2/25/2026	5,000	5,207

(SOFR + 0.82%), 1.54%, 9/10/2027 (b)	8,000	7,539

(SOFR + 0.91%), 1.95%, 10/21/2027 (b)	29,000	27,802

(SOFR + 1.11%), 2.64%, 2/24/2028 (b)	13,000	12,847

Golub Capital BDC, Inc.

2.50%, 8/24/2026	4,000	3,786

2.05%, 2/15/2027	33,000	30,193

Janus Henderson US Holdings, Inc. 4.88%, 8/1/2025	5,000	5,333

Jefferies Group LLC 4.85%, 1/15/2027	5,000	5,448

Moody’s Corp. 4.88%, 2/15/2024	7,000	7,341

Morgan Stanley

3.13%, 1/23/2023	31,000	31,399

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Capital Markets — continued

3.70%, 10/23/2024	29,000	29,999

(SOFR + 0.51%), 0.79%, 1/22/2025 (b)	3,000	2,915

Series I, (SOFR + 0.75%), 0.86%, 10/21/2025 (b)	207,000	198,668

4.35%, 9/8/2026	4,000	4,248

(SOFR + 0.88%), 1.59%, 5/4/2027 (b)	24,000	22,865

(SOFR + 0.86%), 1.51%, 7/20/2027 (b)	20,000	18,960

State Street Corp.

3.10%, 5/15/2023	19,000	19,335

3.70%, 11/20/2023	56,000	57,863

(ICE LIBOR USD 3 Month + 0.77%), 3.78%, 12/3/2024 (b)	10,000	10,319

3.55%, 8/18/2025	24,000	25,055

(SOFR + 0.94%), 2.35%, 11/1/2025 (b)	48,000	48,290

(SOFR + 0.73%), 2.20%, 2/7/2028 (b)	29,000	28,629

Stifel Financial Corp. 4.25%, 7/18/2024	2,000	2,083

		964,008

Chemicals — 0.3%

Air Products and Chemicals, Inc. 1.50%, 10/15/2025	21,000	20,540

Celanese US Holdings LLC 1.40%, 8/5/2026	11,000	10,346

International Flavors & Fragrances, Inc. 3.20%, 5/1/2023	35,000	35,417

LYB International Finance III LLC 1.25%, 10/1/2025	7,000	6,689

Mosaic Co. (The) 4.25%, 11/15/2023	2,000	2,068

Nutrien Ltd. (Canada) 3.00%, 4/1/2025	6,000	6,101

PPG Industries, Inc. 1.20%, 3/15/2026	8,000	7,637

		88,798

Commercial Services & Supplies — 0.1%

Waste Management, Inc. 0.75%, 11/15/2025	23,000	21,736

Communications Equipment — 0.0% (a)

Cisco Systems, Inc. 2.20%, 9/20/2023	4,000	4,041

Consumer Finance — 1.9%

AerCap Ireland Capital DAC (Ireland) 3.15%, 2/15/2024	150,000	151,529

Ally Financial, Inc. 3.88%, 5/21/2024	87,000	89,764

American Express Co. 2.65%, 12/2/2022	112,000	113,149

American Honda Finance Corp.

3.63%, 10/10/2023	16,000	16,471

1.20%, 7/8/2025	15,000	14,500

1.00%, 9/10/2025	10,000	9,578

Capital One Financial Corp. 3.30%, 10/30/2024	51,000	52,225

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Consumer Finance — continued

Caterpillar Financial Services Corp.

3.30%, 6/9/2024	12,000	12,376

0.60%, 9/13/2024	1,000	967

3.25%, 12/1/2024	6,000	6,199

0.80%, 11/13/2025	12,000	11,435

1.15%, 9/14/2026	1,000	955

Discover Financial Services 3.85%, 11/21/2022	25,000	25,454

General Motors Financial Co., Inc. 5.10%, 1/17/2024	47,000	49,321

John Deere Capital Corp.

2.70%, 1/6/2023	23,000	23,294

0.70%, 7/5/2023	7,000	6,921

0.40%, 10/10/2023	1,000	982

2.65%, 6/24/2024	15,000	15,247

1.25%, 1/10/2025	2,000	1,961

1.70%, 1/11/2027	47,000	45,949

PACCAR Financial Corp.

1.10%, 5/11/2026	1,000	960

2.00%, 2/4/2027	1,000	991

Synchrony Financial 3.70%, 8/4/2026	12,000	12,227

Toyota Motor Credit Corp.

0.80%, 10/16/2025	5,000	4,754

0.80%, 1/9/2026	8,000	7,593

		674,802

Containers & Packaging — 0.0% (a)

Berry Global, Inc. 1.57%, 1/15/2026	2,000	1,905

WRKCo, Inc. 4.65%, 3/15/2026	3,000	3,237

		5,142

Diversified Consumer Services — 0.0% (a)

Yale University Series 2020, 0.87%, 4/15/2025	1,000	969

Diversified Financial Services — 0.2%

Berkshire Hathaway, Inc. 3.13%, 3/15/2026	19,000	19,729

National Rural Utilities Cooperative Finance Corp.

1.00%, 6/15/2026	35,000	33,084

(ICE LIBOR USD 3 Month + 2.91%), 4.75%, 4/30/2043 (b)	3,000	2,948

(ICE LIBOR USD 3 Month + 3.63%), 5.25%, 4/20/2046 (b)	4,000	4,134

Private Export Funding Corp. Series II, 2.05%, 11/15/2022	5,000	5,035

Shell International Finance BV (Netherlands) 2.00%, 11/7/2024	1,000	1,003

		65,933

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Diversified Telecommunication Services — 0.1%

AT&T, Inc.

3.40%, 5/15/2025	20,000	20,683

4.13%, 2/17/2026	5,000	5,331

Verizon Communications, Inc.

0.75%, 3/22/2024	11,000	10,767

0.85%, 11/20/2025	7,000	6,653

		43,434

Electric Utilities — 0.8%

American Electric Power Co., Inc.

Series N, 1.00%, 11/1/2025	2,000	1,897

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 3.88%, 2/15/2062 (b)	5,000	4,699

Avangrid, Inc. 3.20%, 4/15/2025	8,000	8,183

Duke Energy Corp.

0.90%, 9/15/2025	22,000	20,883

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.32%), 3.25%, 1/15/2082 (b)	2,000	1,831

Entergy Louisiana LLC 0.62%, 11/17/2023	10,000	9,811

Eversource Energy

Series Q, 0.80%, 8/15/2025	20,000	18,888

Series U, 1.40%, 8/15/2026	9,000	8,568

Georgia Power Co. Series A, 2.20%, 9/15/2024	16,000	15,960

Iberdrola International BV (Spain) 5.81%, 3/15/2025	2,000	2,209

ITC Holdings Corp. 3.25%, 6/30/2026	10,000	10,267

Oncor Electric Delivery Co. LLC 0.55%, 10/1/2025	101,000	94,835

Pacific Gas and Electric Co.

3.40%, 8/15/2024	6,000	6,052

3.45%, 7/1/2025	15,000	15,101

3.15%, 1/1/2026	4,000	3,984

2.95%, 3/1/2026	6,000	5,887

Public Service Electric and Gas Co. 0.95%, 3/15/2026	49,000	46,783

Southern Co. (The) Series 21-A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.92%), 3.75%, 9/15/2051 (b)	4,000	3,717

		279,555

Electronic Equipment, Instruments & Components — 0.7%

TD SYNNEX Corp. 1.25%, 8/9/2024 (d)	206,000	199,887

Vontier Corp. 1.80%, 4/1/2026	67,000	62,583

		262,470

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	33

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Energy Equipment & Services — 0.1%

Schlumberger Investment SA 3.65%, 12/1/2023	37,000	38,008

Entertainment — 0.3%

TWDC Enterprises 18 Corp. 1.85%, 7/30/2026	69,000	67,773

Walt Disney Co. (The) 1.75%, 8/30/2024	14,000	13,941

1.75%, 1/13/2026	10,000	9,815

		91,529

Equity Real Estate Investment Trusts (REITs) — 0.7%

American Campus Communities Operating Partnership LP 3.30%, 7/15/2026	4,000	4,116

American Tower Corp. 2.95%, 1/15/2025	2,000	2,022

1.45%, 9/15/2026	12,000	11,366

AvalonBay Communities, Inc. 4.20%, 12/15/2023	6,000	6,209

3.50%, 11/15/2024	11,000	11,343

3.45%, 6/1/2025	5,000	5,157

3.50%, 11/15/2025	2,000	2,079

Boston Properties LP 3.13%, 9/1/2023	6,000	6,096

3.65%, 2/1/2026	10,000	10,358

Brixmor Operating Partnership LP 3.65%, 6/15/2024	9,000	9,270

Crown Castle International Corp. 1.35%, 7/15/2025	27,000	25,906

CyrusOne LP 2.90%, 11/15/2024	2,000	2,037

ERP Operating LP 2.85%, 11/1/2026	1,000	1,024

Essex Portfolio LP 3.50%, 4/1/2025	8,000	8,248

Healthpeak Properties, Inc. 1.35%, 2/1/2027	2,000	1,893

Mid-America Apartments LP 1.10%, 9/15/2026	9,000	8,447

Office Properties Income Trust 4.50%, 2/1/2025	46,000	47,159

Realty Income Corp. 3.88%, 4/15/2025	20,000	20,881

Simon Property Group LP 3.50%, 9/1/2025	48,000	49,589

Welltower, Inc. 4.00%, 6/1/2025	12,000	12,560

		245,760

Food & Staples Retailing — 0.1%

Kroger Co. (The) 3.50%, 2/1/2026	2,000	2,082

2.65%, 10/15/2026	8,000	8,075

Walmart, Inc. 2.55%, 4/11/2023	5,000	5,058

1.05%, 9/17/2026	27,000	25,936

		41,151

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Food Products — 0.1%

Bunge Ltd. Finance Corp. 1.63%, 8/17/2025	17,000	16,502

Kellogg Co. 3.25%, 4/1/2026	8,000	8,213

Tyson Foods, Inc. 3.90%, 9/28/2023	9,000	9,254

		33,969

Gas Utilities — 0.1%

Eastern Energy Gas Holdings LLC 3.55%, 11/1/2023	17,000	17,383

National Fuel Gas Co. 5.50%, 1/15/2026	20,000	21,685

Southern California Gas Co. Series TT, 2.60%, 6/15/2026	10,000	10,103

		49,171

Health Care Equipment & Supplies — 0.1%

Medtronic, Inc. 3.50%, 3/15/2025	7,000	7,301

Stryker Corp.

0.60%, 12/1/2023	4,000	3,914

1.15%, 6/15/2025	10,000	9,636

Zimmer Biomet Holdings, Inc. 3.05%, 1/15/2026	11,000	11,171

		32,022

Health Care Providers & Services — 1.0%

AmerisourceBergen Corp. 0.74%, 3/15/2023	137,000	135,834

Anthem, Inc.

3.50%, 8/15/2024	13,000	13,374

3.35%, 12/1/2024	15,000	15,441

1.50%, 3/15/2026	13,000	12,575

Cigna Corp.

0.61%, 3/15/2024	100,000	97,542

1.25%, 3/15/2026	2,000	1,913

CommonSpirit Health 2.76%, 10/1/2024	5,000	5,043

CVS Health Corp. 3.88%, 7/20/2025	25,000	26,133

HCA, Inc. 5.25%, 4/15/2025	9,000	9,665

Humana, Inc. 1.35%, 2/3/2027	12,000	11,304

UnitedHealth Group, Inc.

2.75%, 2/15/2023	21,000	21,203

1.25%, 1/15/2026	10,000	9,662

		359,689

Hotels, Restaurants & Leisure — 0.7%

Marriott International, Inc. Series Z, 4.15%, 12/1/2023	2,000	2,065

McDonald’s Corp. 3.35%, 4/1/2023	8,000	8,149

3.25%, 6/10/2024	8,000	8,244

Sands China Ltd. (Macau) 5.12%, 8/8/2025 (c)	200,000	201,395

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Hotels, Restaurants & Leisure — continued

Starbucks Corp. 3.10%, 3/1/2023	11,000	11,170

		231,023

Household Durables — 0.1%

DR Horton, Inc. 2.50%, 10/15/2024	19,000	19,086

Household Products — 0.2%

Kimberly-Clark Corp. 3.05%, 8/15/2025	16,000	16,503

Procter & Gamble Co. (The)

0.55%, 10/29/2025	44,000	41,845

1.90%, 2/1/2027	26,000	25,947

		84,295

Industrial Conglomerates — 0.2%

3M Co.

1.75%, 2/14/2023	15,000	15,063

2.25%, 3/15/2023	6,000	6,053

Honeywell International, Inc.

3.35%, 12/1/2023	12,000	12,328

2.30%, 8/15/2024	15,000	15,152

Roper Technologies, Inc.

3.65%, 9/15/2023	10,000	10,253

1.00%, 9/15/2025	4,000	3,805

		62,654

Insurance — 0.4%

Aflac, Inc.

3.25%, 3/17/2025	4,000	4,138

1.13%, 3/15/2026	30,000	28,664

Allied World Assurance Co. Holdings Ltd. 4.35%, 10/29/2025	9,000	9,422

Allstate Corp. (The) 0.75%, 12/15/2025	30,000	28,225

Aon Corp. 2.20%, 11/15/2022	25,000	25,156

Aspen Insurance Holdings Ltd. (Bermuda) 4.65%, 11/15/2023	2,000	2,077

Kemper Corp. 4.35%, 2/15/2025	6,000	6,299

Old Republic International Corp. 3.88%, 8/26/2026	6,000	6,264

Prudential Financial, Inc. 1.50%, 3/10/2026	18,000	17,616

(ICE LIBOR USD 3 Month + 3.03%), 5.38%, 5/15/2045 (b)	8,000	8,145

		136,006

Interactive Media & Services — 0.0% (a)

Alphabet, Inc.

3.38%, 2/25/2024	6,000	6,212

0.45%, 8/15/2025	9,000	8,584

		14,796

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Internet & Direct Marketing Retail — 0.2%

Amazon.com, Inc.

2.80%, 8/22/2024	7,000	7,160

0.80%, 6/3/2025	10,000	9,648

1.00%, 5/12/2026	37,000	35,613

eBay, Inc. 1.90%, 3/11/2025	2,000	1,976

		54,397

IT Services — 0.1%

CGI, Inc. (Canada) 1.45%, 9/14/2026 (d)	3,000	2,854

Fidelity National Information Services, Inc.

0.60%, 3/1/2024	8,000	7,769

Kyndryl Holdings, Inc. 2.05%, 10/15/2026 (d)	7,000	6,604

Mastercard, Inc. 3.38%, 4/1/2024	7,000	7,239

PayPal Holdings, Inc. 2.40%, 10/1/2024	16,000	16,139

		40,605

Leisure Products — 0.0% (a)

Hasbro, Inc.

3.00%, 11/19/2024	5,000	5,069

3.55%, 11/19/2026	3,000	3,099

		8,168

Machinery — 0.3%

CNH Industrial Capital LLC

1.88%, 1/15/2026	13,000	12,667

1.45%, 7/15/2026	3,000	2,849

Cummins, Inc. 0.75%, 9/1/2025	92,000	87,604

		103,120

Media — 0.5%

Charter Communications Operating LLC 4.91%, 7/23/2025	10,000	10,609

Comcast Corp.

3.38%, 8/15/2025	20,000	20,697

3.95%, 10/15/2025	13,000	13,723

2.35%, 1/15/2027	8,000	7,982

Fox Corp. 3.05%, 4/7/2025	14,000	14,280

Omnicom Group, Inc. 3.65%, 11/1/2024	9,000	9,300

Paramount Global 4.00%, 1/15/2026	16,000	16,699

TCI Communications, Inc. 7.88%, 2/15/2026	1,000	1,204

WPP Finance 2010 (United Kingdom) 3.75%, 9/19/2024	66,000	68,350

		162,844

Metals & Mining — 0.0% (a)

ArcelorMittal SA (Luxembourg) 4.55%, 3/11/2026	2,000	2,100

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	35

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Metals & Mining — continued

BHP Billiton Finance USA Ltd. (Australia) 6.42%, 3/1/2026	1,000	1,157

		3,257

Multiline Retail — 0.0% (a)

Target Corp. 2.25%, 4/15/2025	15,000	15,101

Multi-Utilities — 0.2%

Delmarva Power & Light Co. 3.50%, 11/15/2023	17,000	17,427

Dominion Energy, Inc. 3.07%, 8/15/2024 (c)	24,000	24,454

(ICE LIBOR USD 3 Month + 3.06%), 5.75%, 10/1/2054 (b)	4,000	4,087

DTE Energy Co. 2.85%, 10/1/2026	3,000	3,030

NiSource, Inc. 0.95%, 8/15/2025	10,000	9,456

		58,454

Oil, Gas & Consumable Fuels — 1.5%

BP Capital Markets America, Inc.

2.75%, 5/10/2023	75,000	75,904

3.79%, 2/6/2024	1,000	1,032

3.41%, 2/11/2026	12,000	12,431

BP Capital Markets plc (United Kingdom) 3.99%, 9/26/2023	3,000	3,097

Canadian Natural Resources Ltd. (Canada)

3.90%, 2/1/2025	16,000	16,636

2.05%, 7/15/2025	3,000	2,955

Cheniere Corpus Christi Holdings LLC 5.88%, 3/31/2025	10,000	10,802

Chevron Corp. 1.14%, 5/11/2023	6,000	5,978

Chevron USA, Inc. 0.69%, 8/12/2025	3,000	2,865

ConocoPhillips Co. 3.35%, 11/15/2024	2,000	2,062

Energy Transfer LP 4.25%, 4/1/2024	11,000	11,368

2.90%, 5/15/2025	13,000	13,075

4.75%, 1/15/2026	7,000	7,436

Enterprise Products Operating LLC 3.75%, 2/15/2025	45,000	46,810

EOG Resources, Inc. 2.63%, 3/15/2023	9,000	9,072

Equinor ASA (Norway) 1.75%, 1/22/2026	57,000	55,929

Exxon Mobil Corp.

2.73%, 3/1/2023	20,000	20,238

3.18%, 3/15/2024	25,000	25,691

3.04%, 3/1/2026	9,000	9,315

Kinder Morgan Energy Partners LP 4.15%, 2/1/2024	19,000	19,610

Marathon Petroleum Corp. 4.70%, 5/1/2025	6,000	6,377

MPLX LP 4.88%, 12/1/2024	23,000	24,372

ONEOK, Inc. 2.20%, 9/15/2025	30,000	29,607

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Oil, Gas & Consumable Fuels — continued

Ovintiv Exploration, Inc. 5.38%, 1/1/2026	5,000	5,405

Petroleos Mexicanos (Mexico) 6.84%, 1/23/2030 (e)	1	1

Phillips 66 1.30%, 2/15/2026	10,000	9,542

Pioneer Natural Resources Co. 1.13%, 1/15/2026	15,000	14,274

Sabine Pass Liquefaction LLC 5.63%, 3/1/2025	23,000	24,832

Spectra Energy Partners LP 4.75%, 3/15/2024	4,000	4,184

TotalEnergies Capital International SA (France) 2.43%, 1/10/2025	3,000	3,025

Williams Cos., Inc. (The) 4.50%, 11/15/2023	34,000	35,253

3.90%, 1/15/2025	3,000	3,115

		512,293

Paper & Forest Products — 0.1%

Fibria Overseas Finance Ltd. (Brazil) 4.00%, 1/14/2025	9,000	9,246

5.50%, 1/17/2027	6,000	6,452

Georgia-Pacific LLC 8.00%, 1/15/2024	17,000	18,907

		34,605

Personal Products — 0.0% (a)

Estee Lauder Cos., Inc. (The) 2.00%, 12/1/2024	15,000	15,066

Pharmaceuticals — 0.7%

AstraZeneca plc (United Kingdom) 3.38%, 11/16/2025	3,000	3,125

Bristol-Myers Squibb Co. 3.25%, 11/1/2023	15,000	15,405

2.90%, 7/26/2024	9,000	9,215

3.88%, 8/15/2025	8,000	8,438

0.75%, 11/13/2025	11,000	10,438

Eli Lilly & Co. 2.75%, 6/1/2025	15,000	15,310

GlaxoSmithKline Capital plc (United Kingdom) 3.00%, 6/1/2024	4,000	4,090

Johnson & Johnson 3.38%, 12/5/2023	26,000	26,917

0.55%, 9/1/2025	75,000	71,413

Merck & Co., Inc. 2.75%, 2/10/2025	27,000	27,621

Mylan, Inc. 4.20%, 11/29/2023	13,000	13,369

Novartis Capital Corp. (Switzerland) 1.75%, 2/14/2025	2,000	1,988

Pfizer, Inc.

3.40%, 5/15/2024	15,000	15,536

2.75%, 6/3/2026	5,000	5,139

		228,004

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Road & Rail — 0.3%

BNSF Funding Trust I (ICE LIBOR USD 3 Month + 2.35%), 6.61%, 12/15/2055 (b)	1,000	1,078

Burlington Northern Santa Fe LLC 3.00%, 4/1/2025	29,000	29,664

3.65%, 9/1/2025	8,000	8,362

JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	5,000	5,270

Norfolk Southern Corp. 3.85%, 1/15/2024	2,000	2,063

Ryder System, Inc. 3.75%, 6/9/2023	37,000	37,818

4.63%, 6/1/2025	8,000	8,511

Union Pacific Corp. 2.15%, 2/5/2027	4,000	3,958

		96,724

Semiconductors & Semiconductor Equipment — 0.7%

Broadcom, Inc. 3.63%, 10/15/2024	10,000	10,294

Intel Corp. 2.70%, 12/15/2022	7,000	7,085

3.40%, 3/25/2025	2,000	2,072

NXP BV (China) 4.88%, 3/1/2024 (d)	2,000	2,098

QUALCOMM, Inc. 2.60%, 1/30/2023	31,000	31,348

Texas Instruments, Inc. 1.38%, 3/12/2025	6,000	5,899

TSMC Arizona Corp. (Taiwan) 1.75%, 10/25/2026	200,000	193,817

		252,613

Software — 0.4%

Adobe, Inc. 1.90%, 2/1/2025	7,000	7,002

Microsoft Corp. 2.70%, 2/12/2025	15,000	15,389

Oracle Corp. 2.40%, 9/15/2023	107,000	107,773

1.65%, 3/25/2026	14,000	13,409

		143,573

Specialty Retail — 0.1%

Home Depot, Inc. (The) 2.70%, 4/1/2023	2,000	2,022

3.35%, 9/15/2025	5,000	5,197

Lowe’s Cos., Inc. 3.13%, 9/15/2024	30,000	30,709

3.38%, 9/15/2025	6,000	6,222

		44,150

Technology Hardware, Storage & Peripherals — 0.4%

Apple, Inc.

2.40%, 5/3/2023	7,000	7,086

0.75%, 5/11/2023	13,000	12,915

3.45%, 5/6/2024	10,000	10,361

2.75%, 1/13/2025	10,000	10,245

2.50%, 2/9/2025	2,000	2,036

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Technology Hardware, Storage & Peripherals — continued

Dell International LLC

4.00%, 7/15/2024	15,000	15,565

5.85%, 7/15/2025	14,000	15,387

Hewlett Packard Enterprise Co.

1.45%, 4/1/2024	16,000	15,752

1.75%, 4/1/2026	14,000	13,516

HP, Inc.

2.20%, 6/17/2025	38,000	37,759

1.45%, 6/17/2026	2,000	1,897

		142,519

Textiles, Apparel & Luxury Goods — 0.1%

NIKE, Inc. 2.40%, 3/27/2025	20,000	20,287

Tobacco — 0.1%

Altria Group, Inc. 2.63%, 9/16/2026	2,000	1,997

BAT Capital Corp. (United Kingdom)

2.79%, 9/6/2024	19,000	19,120

3.22%, 9/6/2026	2,000	2,002

Philip Morris International, Inc.

2.63%, 3/6/2023	9,000	9,098

1.50%, 5/1/2025	3,000	2,927

Reynolds American, Inc. (United Kingdom) 4.45%, 6/12/2025	11,000	11,517

		46,661

Trading Companies & Distributors — 0.6%

Air Lease Corp. 1.88%, 8/15/2026	2,000	1,901

BOC Aviation Ltd. (Singapore) 3.00%, 5/23/2022 (e)	200,000	200,281

		202,182

Water Utilities — 0.0% (a)

American Water Capital Corp. 3.40%, 3/1/2025	2,000	2,060

Wireless Telecommunication Services — 0.0% (a)

Vodafone Group plc (United Kingdom) 4.13%, 5/30/2025	7,000	7,361

Total Corporate Bonds (Cost $8,865,746)		8,643,798

Mortgage-Backed Securities — 8.7%

FHLMC Gold Pools, 15 Year

Pool # J14776, 3.00%, 3/1/2026	8,227	8,454

Pool # G18452, 2.50%, 12/1/2027	22,318	22,653

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	37

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued

Pool # G18511, 2.50%, 5/1/2029	2,129	2,161

Pool # G18549, 2.50%, 4/1/2030	19,970	20,271

Pool # G15520, 3.00%, 7/1/2030	9,910	10,217

Pool # G18568, 2.50%, 9/1/2030	9,576	9,720

Pool # J33012, 3.00%, 10/1/2030	25,184	26,016

Pool # G18600, 2.50%, 5/1/2031	7,004	7,110

Pool # G16028, 3.00%, 8/1/2031	5,759	5,948

Pool # J35495, 2.50%, 10/1/2031	14,094	14,327

Pool # G18626, 2.50%, 1/1/2032	31,579	32,056

Pool # G18632, 3.00%, 2/1/2032	7,319	7,559

Pool # J37147, 3.00%, 6/1/2032	8,367	8,628

Pool # G16207, 3.50%, 7/1/2032	7,801	8,188

Pool # G18715, 3.00%, 12/1/2033	5,134	5,300

FHLMC UMBS, 15 Year

Pool # ZS8617, 2.50%, 8/1/2031	15,437	15,635

Pool # ZS7938, 2.50%, 1/1/2033	2,157	2,193

Pool # ZS7988, 3.50%, 2/1/2033	10,909	11,416

Pool # ZK9341, 3.00%, 3/1/2033	2,769	2,857

Pool # ZT0716, 3.00%, 10/1/2033	2,756	2,843

Pool # SB0194, 2.50%, 12/1/2033	5,819	5,902

Pool # SB0109, 2.50%, 11/1/2034	25,272	25,666

Pool # SB8021, 3.00%, 12/1/2034	5,004	5,137

Pool # SB0264, 2.50%, 2/1/2035	12,676	12,882

Pool # QN2057, 3.00%, 5/1/2035	14,233	14,767

Pool # SB0345, 2.00%, 6/1/2035	78,456	77,979

Pool # SB0401, 2.00%, 7/1/2035	20,564	20,439

Pool # SB0394, 2.50%, 7/1/2035	11,344	11,495

Pool # SB8501, 2.00%, 8/1/2035	54,426	54,143

Pool # SB0406, 2.50%, 8/1/2035	21,329	21,665

Pool # SB8058, 2.50%, 8/1/2035	26,791	27,134

Pool # RC1591, 1.50%, 10/1/2035	63,773	62,119

Pool # QN4391, 1.50%, 11/1/2035	65,726	64,041

Pool # QN4278, 2.00%, 11/1/2035	8,124	8,074

Pool # QN4490, 1.50%, 12/1/2035	93,018	90,636

Pool # SB0450, 2.00%, 12/1/2035	47,781	47,490

Pool # QN4861, 1.50%, 1/1/2036	71,892	70,050

Pool # SB8088, 1.50%, 2/1/2036	16,409	15,989

Pool # SB8102, 1.50%, 5/1/2036	28,864	28,125

Pool # RC2089, 2.00%, 7/1/2036	78,856	78,405

Pool # SB8118, 1.50%, 9/1/2036	61,690	60,110

Pool # SB8127, 1.50%, 11/1/2036	77,629	75,639

FNMA UMBS, 15 Year

Pool # AK3264, 3.00%, 2/1/2027	5,030	5,177

Pool # AV4793, 3.50%, 5/1/2029	8,367	8,650

Pool # AW3641, 3.00%, 6/1/2029	10,010	10,306

Pool # AS4489, 2.50%, 3/1/2030	2,289	2,326

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Pool # AL6583, 3.00%, 3/1/2030	4,813	4,971

Pool # AS4860, 2.50%, 5/1/2030	16,895	17,154

Pool # AL9852, 3.00%, 9/1/2030	13,814	14,245

Pool # AS7467, 2.50%, 7/1/2031	7,534	7,643

Pool # AS7606, 2.50%, 7/1/2031	26,853	27,273

Pool # AS7620, 2.50%, 7/1/2031	39,368	39,963

Pool # AS7657, 2.50%, 8/1/2031	13,873	14,056

Pool # FM6169, 3.50%, 5/1/2032	66,736	68,944

Pool # 890822, 3.00%, 12/1/2032	44,219	45,642

Pool # BM3276, 3.50%, 12/1/2032	9,753	10,145

Pool # CA1089, 3.00%, 2/1/2033	8,229	8,516

Pool # FM3937, 3.00%, 4/1/2033	9,138	9,430

Pool # FM4036, 2.50%, 12/1/2033	10,079	10,222

Pool # BN3975, 3.00%, 1/1/2034	1,054	1,087

Pool # MA3631, 3.00%, 4/1/2034	9,325	9,610

Pool # MA3709, 2.50%, 6/1/2034	5,614	5,691

Pool # BJ5549, 3.00%, 8/1/2034	3,018	3,111

Pool # FM2403, 3.50%, 9/1/2034	9,275	9,669

Pool # FM5400, 2.50%, 10/1/2034	13,395	13,608

Pool # BO4944, 2.50%, 11/1/2034	30,956	31,444

Pool # MA3828, 3.00%, 11/1/2034	8,662	8,923

Pool # FM4671, 3.50%, 1/1/2035	2,863	2,993

Pool # BP5762, 2.50%, 6/1/2035	39,034	39,556

Pool # FM3654, 3.00%, 6/1/2035	26,113	26,796

Pool # FM3936, 2.50%, 8/1/2035	6,162	6,241

Pool # MA4154, 1.50%, 10/1/2035	41,901	40,816

Pool # CA7497, 2.50%, 10/1/2035	10,823	10,988

Pool # FM4850, 2.00%, 11/1/2035	37,516	37,317

Pool # FM5396, 2.00%, 12/1/2035	55,552	55,293

Pool # CA8788, 2.00%, 1/1/2036	76,557	76,091

Pool # FM6510, 2.00%, 3/1/2036	37,335	37,162

Pool # FM6512, 2.00%, 3/1/2036	39,579	39,372

Pool # MA4298, 2.50%, 3/1/2036	22,400	22,790

Pool # CB0302, 1.50%, 5/1/2036	58,871	57,362

Pool # FM7113, 2.00%, 5/1/2036	45,151	44,893

Pool # MA4329, 2.00%, 5/1/2036	70,383	69,955

Pool # BP3507, 2.00%, 6/1/2036	69,707	69,283

Pool # CB0747, 2.50%, 6/1/2036	11,616	11,799

Pool # MA4361, 2.50%, 6/1/2036	15,674	15,885

Pool # MA4383, 2.00%, 7/1/2036	205,190	203,941

Pool # MA4384, 2.50%, 7/1/2036	16,223	16,430

Pool # FM9020, 2.00%, 9/1/2036	28,547	28,385

Pool # FM9367, 1.50%, 11/1/2036	53,314	51,933

Pool # MA4470, 2.00%, 11/1/2036	38,625	38,390

Pool # MA4497, 2.00%, 12/1/2036	37,058	36,832

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued

FNMA/FHLMC UMBS, Single Family, 15 Year

TBA, 2.50%, 4/25/2036 (f)	110,000	111,048

TBA, 1.50%, 3/25/2037 (f)	108,000	105,089

TBA, 2.00%, 3/25/2037 (f)	130,000	129,035

TBA, 3.00%, 3/25/2037 (f)	120,000	123,024

GNMA II, 15 Year

Pool # MA4559, 3.00%, 7/20/2032	7,069	7,271

Pool # MA7107, 2.50%, 1/20/2036	24,165	24,661

Total Mortgage-Backed Securities (Cost $3,108,601)		3,029,876

Supranational — 2.9%

African Development Bank (Supranational)

3.00%, 9/20/2023	51,000	52,248

0.88%, 7/22/2026	53,000	50,969

Asian Development Bank (Supranational)

0.25%, 7/14/2023	1,000	986

0.38%, 6/11/2024	200,000	194,648

1.50%, 10/18/2024	9,000	8,975

2.00%, 1/22/2025	23,000	23,221

0.38%, 9/3/2025	13,000	12,379

1.00%, 4/14/2026	52,000	50,251

1.50%, 1/20/2027	58,000	57,114

Asian Infrastructure Investment Bank (The) (Supranational)

2.25%, 5/16/2024	94,000	95,397

0.50%, 5/28/2025	60,000	57,581

European Bank for Reconstruction & Development (Supranational)

1.50%, 2/13/2025	5,000	4,971

0.50%, 11/25/2025	19,000	18,095

0.50%, 1/28/2026	8,000	7,597

European Investment Bank (Supranational)

2.50%, 3/15/2023	2,000	2,028

3.13%, 12/14/2023	24,000	24,714

2.50%, 10/15/2024	2,000	2,046

1.63%, 3/14/2025	61,000	60,875

0.38%, 3/26/2026	13,000	12,273

Inter-American Development Bank (Supranational)

0.50%, 5/24/2023	17,000	16,849

0.50%, 9/23/2024	44,000	42,781

0.63%, 7/15/2025	57,000	54,880

0.88%, 4/20/2026	14,000	13,463

International Bank for Reconstruction & Development (Supranational)

2.50%, 11/25/2024	15,000	15,352

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

2.13%, 3/3/2025	6,000	6,077

0.63%, 4/22/2025	72,000	69,605

2.50%, 7/29/2025	34,000	34,831

0.50%, 10/28/2025	2,000	1,909

International Finance Corp. (Supranational) 0.38%, 7/16/2025	15,000	14,327

Total Supranational (Cost $1,031,700)		1,006,442

Commercial Mortgage-Backed Securities — 2.4%

Benchmark Mortgage Trust

Series 2018-B3, Class A3, 3.75%, 4/10/2051	25,000	25,773

Series 2019-B12, Class A2, 3.00%, 8/15/2052	7,000	7,084

CGMS Commercial Mortgage Trust

Series 2017-B1, Class AAB, 3.24%, 8/15/2050	16,000	16,298

Citigroup Commercial Mortgage Trust

Series 2013-GC17, Class A4, 4.13%, 11/10/2046	20,000	20,564

Series 2015-GC35, Class AAB, 3.61%, 11/10/2048	31,561	32,312

Series 2016-C1, Class AAB, 3.00%, 5/10/2049	10,009	10,167

Series 2020-GC46, Class A2, 2.71%, 2/15/2053	20,000	20,142

Commercial Mortgage Trust

Series 2013-CR6, Class A4, 3.10%, 3/10/2046	15,000	15,073

Series 2014-CR16, Class A3, 3.78%, 4/10/2047	24,479	25,070

Series 2014-LC15, Class A4, 4.01%, 4/10/2047	20,000	20,537

CSAIL Commercial Mortgage Trust Series 2015-C3, Class A4, 3.72%, 8/15/2048	20,000	20,633

FHLMC, Multi-Family Structured Pass-Through Certificates

Series K027, Class A2, 2.64%, 1/25/2023	26,000	26,221

Series K028, Class A2, 3.11%, 2/25/2023	49,433	50,055

Series K046, Class A2, 3.21%, 3/25/2025	26,000	26,907

Series K733, Class A2, 3.75%, 8/25/2025	30,000	31,463

Series K737, Class A1, 2.12%, 6/25/2026	57,894	58,119

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	39

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Commercial Mortgage-Backed Securities — continued

FNMA ACES

Series 2017-M10, Class AV2, 2.55%, 7/25/2024 (g)	13,112	13,331

Series 2015-M10, Class A2, 3.09%, 4/25/2027 (g)	49,078	51,321

Series 2019-M9, Class A1, 2.61%, 6/25/2029	19,263	19,624

GS Mortgage Securities Trust

Series 2014-GC18, Class A4, 4.07%, 1/10/2047	30,000	30,884

Series 2014-GC18, Class AS, 4.38%, 1/10/2047	17,000	17,334

JPMBB Commercial Mortgage Securities Trust

Series 2013-C17, Class ASB, 3.71%, 1/15/2047	7,650	7,785

Series 2014-C19, Class C, 4.66%, 4/15/2047 ‡ (g)	10,000	10,296

Series 2014-C23, Class C, 4.49%, 9/15/2047 ‡ (g)	20,000	20,092

JPMorgan Chase Commercial Mortgage Securities Trust

Series 2013-C10, Class AS, 3.37%, 12/15/2047 ‡	20,000	20,233

Series 2015-JP1, Class D, 4.22%, 1/15/2049 ‡ (g)	10,000	9,190

Morgan Stanley Bank of America Merrill Lynch Trust

Series 2014-C19, Class A3, 3.25%, 12/15/2047	5,552	5,640

Series 2015-C25, Class ASB, 3.38%, 10/15/2048	30,545	31,097

Series 2016-C31, Class A5, 3.10%, 11/15/2049	32,000	32,485

UBS Commercial Mortgage Trust Series 2018-C13, Class A2, 4.21%, 10/15/2051	5,986	6,150

UBS-Barclays Commercial Mortgage Trust Series 2013-C6, Class A4, 3.24%, 4/10/2046	23,000	23,158

Wells Fargo Commercial Mortgage Trust

Series 2012-LC5, Class B, 4.14%, 10/15/2045 ‡	14,000	14,129

Series 2013-LC12, Class A4, 4.22%, 7/15/2046 (g)	12,000	12,246

Series 2014-LC18, Class A5, 3.41%, 12/15/2047	15,000	15,228

Series 2015-C31, Class A4, 3.70%, 11/15/2048	24,000	24,804

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Series 2019-C54, Class A2, 3.01%, 12/15/2052	35,000	35,472

WFRBS Commercial Mortgage Trust

Series 2012-C10, Class A3, 2.88%, 12/15/2045	12,000	12,034

Series 2012-C10, Class B, 3.74%, 12/15/2045 ‡	15,000	14,803

Series 2014-C20, Class A5, 4.00%, 5/15/2047	12,000	12,347

Total Commercial Mortgage-backed Securities (Cost $859,595)		846,101

Foreign Government Securities — 1.5%

Canada Government Bond (Canada) 0.75%, 5/19/2026	70,000	66,909

Hungary Government Bond (Hungary)

5.38%, 2/21/2023	2,000	2,065

5.75%, 11/22/2023	1,000	1,057

Italian Republic Government Bond (Italy) 6.88%, 9/27/2023	70,000	75,453

Oriental Republic of Uruguay (Uruguay)

8.00%, 11/18/2022	333	346

4.50%, 8/14/2024	1,000	1,038

Province of Alberta (Canada) 1.00%, 5/20/2025	25,000	24,326

Province of British Columbia (Canada) 0.90%, 7/20/2026	13,000	12,484

Province of Manitoba (Canada) 2.13%, 6/22/2026	3,000	3,012

Province of Ontario (Canada)

3.05%, 1/29/2024	10,000	10,280

3.20%, 5/16/2024	10,000	10,336

0.63%, 1/21/2026	82,000	77,907

Province of Quebec (Canada)

7.50%, 7/15/2023	11,000	11,894

2.50%, 4/9/2024	10,000	10,181

2.88%, 10/16/2024	6,000	6,180

1.50%, 2/11/2025	10,000	9,925

Republic of Peru (Peru) 2.39%, 1/23/2026	23,000	22,514

Republic of Philippines (Philippines) 10.63%, 3/16/2025	1,000	1,248

Republic of Poland (Poland) 3.00%, 3/17/2023	1,000	1,010

Svensk Exportkredit AB (Sweden) 0.38%, 7/30/2024	200,000	194,137

Total Foreign Government Securities (Cost $554,888)		542,302

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

U.S. Government Agency Securities — 1.5%

FFCB Funding Corp.

0.38%, 4/8/2022	21,000	20,999

0.13%, 11/23/2022	39,000	38,799

0.13%, 5/10/2023	74,000	73,047

FHLB

0.75%, 11/22/2023	130,000	128,222

0.50%, 4/14/2025	85,000	81,866

0.75%, 2/24/2026	70,000	66,840

FNMA

1.63%, 1/7/2025	8,000	7,989

0.63%, 4/22/2025	35,000	33,847

0.88%, 12/18/2026	10,000	9,472

Israel Government AID Bond (Israel)

5.50%, 9/18/2023	45,000	47,793

5.50%, 4/26/2024	15,000	16,230

Total U.S. Government Agency Securities (Cost $535,508)		525,104

Asset-Backed Securities — 0.7%

American Express Credit Account Master Trust Series 2017-7, Class A, 2.35%, 5/15/2025	30,000	30,267

AmeriCredit Automobile Receivables Trust Series 2020-3, Class B, 0.76%, 12/18/2025	30,000	29,690

CarMax Auto Owner Trust Series 2021-1, Class A3, 0.34%, 12/15/2025	25,000	24,620

Citibank Credit Card Issuance Trust Series 2018-A3, Class A3, 3.29%, 5/23/2025	33,000	33,747

Drive Auto Receivables Trust Series 2021-2, Class B, 0.58%, 12/15/2025	40,000	39,386

Exeter Automobile Receivables Trust Series 2021-3A, Class C, 0.96%, 10/15/2026	40,000	39,093

Ford Credit Floorplan Master Owner Trust A

Series 2018-2, Class A, 3.17%, 3/15/2025	15,000	15,260

Series 2019-2, Class A, 3.06%, 4/15/2026	8,000	8,193

GM Financial Consumer Automobile Receivables Trust Series 2020-2, Class A4, 1.74%, 8/18/2025	22,000	22,023

Verizon Owner Trust Series 2020-A, Class A1A, 1.85%, 7/22/2024	17,918	17,983

Total Asset-Backed Securities (Cost $261,281)		260,262

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Municipal Bonds — 0.1% (h)

California — 0.1%

University of California, Taxable Series 2020BG, Rev., 0.88%, 5/15/2025	5,000	4,838

University of California, Taxable Fixed Rate Notes Series 2017AX, Rev., 3.06%, 7/1/2025	5,000	5,156

Total California		9,994

New Jersey — 0.0% (a)

New Jersey Economic Development Authority Series 1997B, Rev., AGM, Zero Coupon, 2/15/2023	1,000	989

New York — 0.0% (a)

Port Authority of New York and New Jersey, Consolidated Series AAA, Rev., 1.09%, 7/1/2023	10,000	9,964

Total Municipal Bonds (Cost $21,397)		20,947

	SHARES
Short-Term Investments — 1.7%
Investment Companies — 1.7%

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (i) (j) (Cost $601,648)	601,648	601,648

Total Investments — 101.0% (Cost $35,910,573)		35,253,230

Liabilities in Excess of Other Assets — (1.0)%		(360,335)

NET ASSETS — 100.0%		34,892,895

Percentages indicated are based on net assets.

Abbreviations

ACES	Alternative Credit Enhancement Securities
AGM	Insured by Assured Guaranty Municipal Corp.
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	41

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

(a)	Amount rounds to less than 0.1% of net assets.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2022.
(c)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of February 28, 2022.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 28, 2022.
(h)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(i)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(j)	The rate shown is the current yield as of February 28, 2022.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Corporate Bonds — 32.5%

Aerospace & Defense — 0.6%

Boeing Co. (The)

1.17%, 2/4/2023	20,000	19,919

1.95%, 2/1/2024	18,000	17,928

1.43%, 2/4/2024	35,000	34,429

2.75%, 2/1/2026	20,000	20,015

2.20%, 2/4/2026	95,000	92,692

3.10%, 5/1/2026	35,000	35,306

2.70%, 2/1/2027	65,000	64,169

3.95%, 8/1/2059	125,000	113,515

5.93%, 5/1/2060	40,000	47,497

Bombardier, Inc. (Canada) 6.00%, 2/15/2028 (a)	85,000	81,176

BWX Technologies, Inc. 4.13%, 4/15/2029 (a)	75,000	72,750

Howmet Aerospace, Inc. 5.13%, 10/1/2024	142,000	149,401

5.95%, 2/1/2037	14,000	15,489

Moog, Inc. 4.25%, 12/15/2027 (a)	20,000	19,607

Precision Castparts Corp. 4.38%, 6/15/2045	54,000	61,821

Raytheon Technologies Corp. 2.38%, 3/15/2032	95,000	90,177

4.50%, 6/1/2042	40,000	44,735

3.13%, 7/1/2050	125,000	114,380

3.03%, 3/15/2052	390,000	349,529

Spirit AeroSystems, Inc. 7.50%, 4/15/2025 (a)	105,000	109,095

TransDigm, Inc. 6.25%, 3/15/2026 (a)	140,000	144,025

Triumph Group, Inc. 6.25%, 9/15/2024 (a)	10,000	9,925

7.75%, 8/15/2025	16,000	16,060

		1,723,640

Airlines — 0.1%

American Airlines, Inc. 5.50%, 4/20/2026 (a)	125,000	127,943

Continental Airlines Pass-Through Trust Series 2012-2, Class A Shares, 4.00%, 10/29/2024	30,661	31,207

Delta Air Lines, Inc. 4.75%, 10/20/2028 (a)	100,000	104,293

United Airlines Holdings, Inc. 5.00%, 2/1/2024	20,000	20,200

4.88%, 1/15/2025	16,000	15,920

		299,563

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Auto Components — 0.3%

Adient Global Holdings Ltd. 4.88%, 8/15/2026 (a)	200,000	200,250

Allison Transmission, Inc. 3.75%, 1/30/2031 (a)	75,000	69,656

American Axle & Manufacturing, Inc. 5.00%, 10/1/2029	75,000	71,123

Aptiv plc 5.40%, 3/15/2049	25,000	29,356

Clarios Global LP 6.25%, 5/15/2026 (a)	67,000	69,308

Cooper-Standard Automotive, Inc. 13.00%, 6/1/2024 (a)	5,000	5,263

5.63%, 11/15/2026 (a)	30,000	20,625

Dana, Inc. 5.38%, 11/15/2027	60,000	61,200

4.50%, 2/15/2032	40,000	37,550

Goodyear Tire & Rubber Co. (The) 5.00%, 5/31/2026	19,000	19,071

5.00%, 7/15/2029 (a)	130,000	128,180

Icahn Enterprises LP 6.38%, 12/15/2025	22,000	22,175

5.25%, 5/15/2027	125,000	124,125

Lear Corp. 2.60%, 1/15/2032	10,000	9,267

5.25%, 5/15/2049	25,000	28,054

		895,203

Automobiles — 0.3%

Ford Motor Co. 9.63%, 4/22/2030	120,000	164,893

General Motors Co. 6.13%, 10/1/2025	50,000	55,326

5.15%, 4/1/2038	35,000	37,898

5.95%, 4/1/2049	25,000	29,874

Hyundai Capital America 1.50%, 6/15/2026 (a)	40,000	37,685

3.00%, 2/10/2027 (a)	200,000	199,645

Nissan Motor Co. Ltd. (Japan) 4.35%, 9/17/2027 (a)	200,000	205,888

		731,209

Banks — 5.0%

ABN AMRO Bank NV (Netherlands)

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (a) (b)	200,000	191,243

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.90%), 3.32%, 3/13/2037 (a) (b)	200,000	186,841

AIB Group plc (Ireland) 4.75%, 10/12/2023 (a)	200,000	207,129

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	43

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Banks — continued

ASB Bank Ltd. (New Zealand) 2.38%, 10/22/2031 (a)	200,000	188,395

Banco Santander SA (Spain)

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (b)	200,000	189,114

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.22%, 11/22/2032 (b)	200,000	185,472

Bank of America Corp.

3.88%, 8/1/2025	203,000	212,449

(ICE LIBOR USD 3 Month + 1.06%), 3.56%, 4/23/2027 (b)	40,000	41,061

(ICE LIBOR USD 3 Month + 1.58%), 3.82%, 1/20/2028 (b)	236,000	245,719

(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (b)	170,000	176,092

(ICE LIBOR USD 3 Month + 1.37%), 3.59%, 7/21/2028 (b)	61,000	62,996

(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (b)	219,000	223,892

(SOFR + 1.06%), 2.09%, 6/14/2029 (b)	135,000	127,640

(SOFR + 1.53%), 1.90%, 7/23/2031 (b)	510,000	460,983

(SOFR + 1.37%), 1.92%, 10/24/2031 (b)	50,000	45,267

Series N, (SOFR + 1.22%), 2.65%, 3/11/2032 (b)	230,000	219,933

(SOFR + 1.32%), 2.69%, 4/22/2032 (b)	340,000	326,997

(SOFR + 1.22%), 2.30%, 7/21/2032 (b)	95,000	88,127

(SOFR + 1.21%), 2.57%, 10/20/2032 (b)	655,000	620,102

(ICE LIBOR USD 3 Month + 1.32%), 4.08%, 4/23/2040 (b)	112,000	117,157

(SOFR + 1.93%), 2.68%, 6/19/2041 (b)	150,000	131,713

Bank of Nova Scotia (The) (Canada)

(ICE LIBOR USD 3 Month + 2.65%), 4.65%, 10/12/2022 (b) (c) (d)	50,000	47,825

2.20%, 2/3/2025	12,000	11,940

Barclays plc (United Kingdom)

3.65%, 3/16/2025	200,000	204,963

5.20%, 5/12/2026	200,000	214,386

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.28%, 11/24/2027 (b)	200,000	192,930

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Banks — continued

BNP Paribas SA (France)

(SOFR + 1.61%), 1.90%, 9/30/2028 (a) (b)	200,000	186,626

(SOFR + 1.22%), 2.16%, 9/15/2029 (a) (b)	200,000	185,164

Canadian Imperial Bank of Commerce (Canada) 3.10%, 4/2/2024	34,000	34,673

Citigroup, Inc.

(SOFR + 0.69%), 2.01%, 1/25/2026 (b)	345,000	339,568

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (b) (c) (d)	130,000	123,825

(ICE LIBOR USD 3 Month + 1.56%), 3.89%, 1/10/2028 (b)	350,000	365,490

(SOFR + 1.28%), 3.07%, 2/24/2028 (b)	125,000	125,999

(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028 (b)	80,000	82,783

(ICE LIBOR USD 3 Month + 1.19%), 4.07%, 4/23/2029 (b)	195,000	205,174

(SOFR + 1.42%), 2.98%, 11/5/2030 (b)	25,000	24,667

(SOFR + 3.91%), 4.41%, 3/31/2031 (b)	155,000	167,937

(SOFR + 1.17%), 2.56%, 5/1/2032 (b)	260,000	246,754

(SOFR + 1.18%), 2.52%, 11/3/2032 (b)	60,000	56,507

(ICE LIBOR USD 3 Month + 1.84%), 4.28%, 4/24/2048 (b)	55,000	60,334

Citizens Financial Group, Inc. 2.50%, 2/6/2030	11,000	10,530

Credit Agricole SA (France)

(SOFR + 1.68%), 1.91%, 6/16/2026 (a) (b)	250,000	243,279

(SOFR + 0.89%), 1.25%, 1/26/2027 (a) (b)	250,000	235,078

(USD Swap Semi 5 Year + 1.64%), 4.00%, 1/10/2033 (a) (b)	250,000	252,230

First-Citizens Bank & Trust Co. 6.13%, 3/9/2028	45,000	51,450

HSBC Holdings plc (United Kingdom)

(SOFR + 1.29%), 1.59%, 5/24/2027 (b)	200,000	188,564

(SOFR + 1.73%), 2.01%, 9/22/2028 (b)	200,000	187,655

(SOFR + 1.29%), 2.21%, 8/17/2029 (b)	200,000	186,615

7.63%, 5/17/2032	143,000	186,314

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Banks — continued

(SOFR + 1.41%), 2.87%, 11/22/2032 (b)	250,000	237,163

6.10%, 1/14/2042	230,000	302,361

ING Groep NV (Netherlands)

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.86%), 3.88%, 5/16/2027 (b) (c) (d)	200,000	176,750

Intesa Sanpaolo SpA (Italy)

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (a) (b)	200,000	177,393

KeyCorp 2.25%, 4/6/2027	57,000	56,111

Mitsubishi UFJ Financial Group, Inc. (Japan) 3.78%, 3/2/2025	69,000	71,766

Mizuho Financial Group, Inc. (Japan) 2.56%, 9/13/2031	205,000	187,496

NatWest Group plc (United Kingdom)

(ICE LIBOR USD 3 Month + 1.91%), 5.08%, 1/27/2030 (b)	200,000	220,461

PNC Financial Services Group, Inc. (The) 2.55%, 1/22/2030	99,000	97,120

Royal Bank of Canada (Canada) 4.65%, 1/27/2026	45,000	48,462

Santander UK Group Holdings plc (United Kingdom)

(SOFR + 0.99%), 1.67%, 6/14/2027 (b)	200,000	189,050

(ICE LIBOR USD 3 Month + 1.40%), 3.82%, 11/3/2028 (b)	200,000	205,165

Societe Generale SA (France) 4.25%, 4/14/2025 (a)	200,000	204,799

4.75%, 11/24/2025 (a)	200,000	208,508

4.00%, 1/12/2027 (a)	200,000	206,946

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.80%, 1/19/2028 (a) (b)	200,000	194,185

Standard Chartered plc (United Kingdom)

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 0.99%, 1/12/2025 (a) (b)	200,000	193,924

Sumitomo Mitsui Financial Group, Inc. (Japan) 3.75%, 7/19/2023	53,000	54,365

Sumitomo Mitsui Trust Bank Ltd. (Japan) 1.05%, 9/12/2025 (a)	60,000	56,995

Toronto-Dominion Bank (The) (Canada) 3.25%, 3/11/2024	33,000	33,885

2.65%, 6/12/2024	81,000	81,975

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Banks — continued

Truist Bank 4.05%, 11/3/2025	60,000	63,583

UniCredit SpA (Italy)

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (b)	200,000	186,546

US Bancorp 3.00%, 7/30/2029	97,000	97,923

Wells Fargo & Co. 3.55%, 9/29/2025	77,000	79,645

(ICE LIBOR USD 3 Month + 0.75%), 2.16%, 2/11/2026 (b)	163,000	161,016

3.00%, 10/23/2026	285,000	288,571

(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 5/22/2028 (b)	651,000	672,217

4.15%, 1/24/2029	70,000	74,643

(SOFR + 2.53%), 3.07%, 4/30/2041 (b)	75,000	69,670

4.90%, 11/17/2045	25,000	28,362

Westpac Banking Corp. (Australia) 2.85%, 5/13/2026	25,000	25,649

1.95%, 11/20/2028	30,000	28,707

(USD ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (b)	275,000	286,470

		13,935,464

Beverages — 0.3%

Anheuser-Busch Cos. LLC (Belgium) 4.90%, 2/1/2046	65,000	73,448

Anheuser-Busch InBev Worldwide, Inc. (Belgium)

4.75%, 1/23/2029	205,000	227,563

4.38%, 4/15/2038	95,000	102,046

4.44%, 10/6/2048	40,000	42,800

4.60%, 6/1/2060	90,000	98,370

Coca-Cola Co. (The) 2.60%, 6/1/2050	50,000	43,862

Coca-Cola Femsa SAB de CV (Mexico) 2.75%, 1/22/2030	150,000	144,245

Constellation Brands, Inc. 4.65%, 11/15/2028	45,000	49,338

Diageo Capital plc (United Kingdom) 3.88%, 4/29/2043	30,000	32,257

Keurig Dr Pepper, Inc. 3.40%, 11/15/2025	38,000	39,197

4.60%, 5/25/2028	50,000	54,555

Molson Coors Beverage Co. 4.20%, 7/15/2046	43,000	42,749

		950,430

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	45

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Biotechnology — 0.5%

AbbVie, Inc.

2.95%, 11/21/2026	73,000	74,321

3.20%, 11/21/2029	91,000	92,162

4.05%, 11/21/2039	274,000	287,600

4.63%, 10/1/2042	75,000	83,031

Amgen, Inc.

2.20%, 2/21/2027	14,000	13,813

3.35%, 2/22/2032	105,000	107,538

3.15%, 2/21/2040	27,000	25,227

Biogen, Inc. 2.25%, 5/1/2030	65,000	59,403

Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	100,000	89,451

Gilead Sciences, Inc.

2.95%, 3/1/2027	195,000	198,969

1.65%, 10/1/2030	118,000	106,913

2.60%, 10/1/2040	50,000	43,185

Grifols Escrow Issuer SA (Spain) 4.75%, 10/15/2028 (a)	200,000	189,000

		1,370,613

Building Products — 0.2%

Builders FirstSource, Inc. 4.25%, 2/1/2032 (a)	85,000	81,593

Griffon Corp. 5.75%, 3/1/2028	100,000	99,613

Masco Corp. 1.50%, 2/15/2028	25,000	22,859

PGT Innovations, Inc. 4.38%, 10/1/2029 (a)	70,000	65,787

Standard Industries, Inc. 5.00%, 2/15/2027 (a)	20,000	20,126

4.75%, 1/15/2028 (a)	100,000	98,125

Summit Materials LLC 5.25%, 1/15/2029 (a)	65,000	65,244

		453,347

Capital Markets — 2.6%

Ameriprise Financial, Inc. 4.00%, 10/15/2023	47,000	48,513

Bank of New York Mellon Corp. (The) 2.10%, 10/24/2024	30,000	30,093

Charles Schwab Corp. (The) 0.90%, 3/11/2026	30,000	28,431

2.75%, 10/1/2029	46,000	45,967

Credit Suisse Group AG (Switzerland)

(SOFR + 0.98%), 1.31%, 2/2/2027 (a) (b)	250,000	231,712

(SOFR + 1.73%), 3.09%, 5/14/2032 (a) (b)	250,000	237,056

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Capital Markets — continued

Credit Suisse USA, Inc. (Switzerland) 7.13%, 7/15/2032	53,000	70,327

Deutsche Bank AG (Germany)

(SOFR + 2.16%), 2.22%, 9/18/2024 (b)	150,000	149,644

Goldman Sachs Group, Inc. (The) 3.50%, 4/1/2025	280,000	287,810

(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 9/29/2025 (b)	201,000	204,459

Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 3.80%, 5/10/2026 (b) (c) (d)	30,000	28,425

3.50%, 11/16/2026	311,000	318,432

3.85%, 1/26/2027	135,000	140,636

(SOFR + 0.80%), 1.43%, 3/9/2027 (b)	835,000	788,828

(SOFR + 1.11%), 2.64%, 2/24/2028 (b)	150,000	147,809

(SOFR + 1.28%), 2.62%, 4/22/2032 (b)	260,000	245,816

(SOFR + 1.25%), 2.38%, 7/21/2032 (b)	170,000	157,584

(SOFR + 1.26%), 2.65%, 10/21/2032 (b)	395,000	374,576

(SOFR + 1.41%), 3.10%, 2/24/2033 (b)	190,000	187,033

(SOFR + 1.51%), 3.21%, 4/22/2042 (b)	60,000	55,947

(SOFR + 1.63%), 3.44%, 2/24/2043 (b)	18,000	17,327

Morgan Stanley

(SOFR + 1.15%), 2.72%, 7/22/2025 (b)	180,000	180,949

3.88%, 1/27/2026	245,000	255,644

3.13%, 7/27/2026	130,000	132,516

3.63%, 1/20/2027	191,000	198,976

(SOFR + 0.88%), 1.59%, 5/4/2027 (b)	210,000	199,717

(SOFR + 1.00%), 2.48%, 1/21/2028 (b)	74,000	72,753

(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028 (b)	330,000	340,702

(ICE LIBOR USD 3 Month + 1.63%), 4.43%, 1/23/2030 (b)	223,000	240,574

(SOFR + 1.14%), 2.70%, 1/22/2031 (b)	70,000	67,729

(SOFR + 1.18%), 2.24%, 7/21/2032 (b)	80,000	73,652

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Capital Markets — continued

(SOFR + 1.20%), 2.51%, 10/20/2032 (b)	145,000	136,907

(SOFR + 1.29%), 2.94%, 1/21/2033 (b)	25,000	24,481

(SOFR + 1.49%), 3.22%, 4/22/2042 (b)	135,000	128,865

MSCI, Inc. 4.00%, 11/15/2029 (a)	80,000	80,431

Northern Trust Corp. 3.95%, 10/30/2025	60,000	63,474

S&P Global, Inc. 3.25%, 12/1/2049	73,000	70,517

UBS Group AG (Switzerland)

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.49%, 8/10/2027 (a) (b)	200,000	188,643

(ICE LIBOR USD 3 Month + 1.47%), 3.13%, 8/13/2030 (a) (b)	200,000	197,669

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.75%, 2/11/2033 (a) (b)	470,000	448,112

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 3.18%, 2/11/2043 (a) (b)	200,000	185,835

		7,084,571

Chemicals — 0.6%

Axalta Coating Systems LLC 4.75%, 6/15/2027 (a)	150,000	150,375

CF Industries, Inc.

5.15%, 3/15/2034	60,000	67,140

4.95%, 6/1/2043	70,000	75,848

Chemours Co. (The) 5.75%, 11/15/2028 (a)	80,000	78,638

CVR Partners LP 6.13%, 6/15/2028 (a)	70,000	70,437

Ecolab, Inc.

3.25%, 12/1/2027	52,000	54,481

2.13%, 2/1/2032	75,000	70,769

Element Solutions, Inc. 3.88%, 9/1/2028 (a)	105,000	99,586

INEOS Quattro Finance 2 plc (United Kingdom) 3.38%, 1/15/2026 (a)	200,000	191,000

International Flavors & Fragrances, Inc. 1.83%, 10/15/2027 (a)	36,000	34,038

3.27%, 11/15/2040 (a)	25,000	23,080

3.47%, 12/1/2050 (a)	13,000	11,805

LYB International Finance III LLC 3.38%, 10/1/2040	40,000	37,436

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Chemicals — continued

NOVA Chemicals Corp. (Canada) 5.25%, 6/1/2027 (a)	140,000	140,350

Nutrien Ltd. (Canada) 2.95%, 5/13/2030	80,000	79,626

Olin Corp. 5.13%, 9/15/2027	13,000	13,162

Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029	375,000	361,875

Sherwin-Williams Co. (The) 4.50%, 6/1/2047	15,000	16,454

Trinseo Materials Operating SCA 5.38%, 9/1/2025 (a)	10,000	10,080

WR Grace Holdings LLC 5.63%, 10/1/2024 (a)	85,000	86,686

		1,672,866

Commercial Services & Supplies — 0.7%

ACCO Brands Corp. 4.25%, 3/15/2029 (a)	365,000	340,363

ADT Security Corp. (The)

4.13%, 6/15/2023	26,000	26,495

4.88%, 7/15/2032 (a)	20,000	18,650

Aramark Services, Inc. 5.00%, 2/1/2028 (a)	85,000	85,152

Brink’s Co. (The) 4.63%, 10/15/2027 (a)	25,000	24,400

Garda World Security Corp. (Canada) 4.63%, 2/15/2027 (a)	85,000	82,344

GFL Environmental, Inc. (Canada)

3.75%, 8/1/2025 (a)	105,000	103,950

5.13%, 12/15/2026 (a)	55,000	56,160

3.50%, 9/1/2028 (a)	35,000	33,412

Madison IAQ LLC 4.13%, 6/30/2028(a)	505,000	477,722

Nielsen Finance LLC 5.63%, 10/1/2028(a)	125,000	120,794

Prime Security Services Borrower LLC

5.75%, 4/15/2026 (a)	177,000	181,880

3.38%, 8/31/2027 (a)	120,000	110,993

Republic Services, Inc. 1.45%, 2/15/2031	30,000	26,562

Stericycle, Inc. 3.88%, 1/15/2029 (a)	245,000	228,156

Waste Management, Inc. 1.50%, 3/15/2031	20,000	17,876

		1,934,909

Communications Equipment — 0.1%

CommScope Technologies LLC 6.00%, 6/15/2025 (a)	105,000	102,710

CommScope, Inc. 6.00%, 3/1/2026 (a)	172,000	176,045

Nokia OYJ (Finland) 4.38%, 6/12/2027	13,000	13,459

Plantronics, Inc. 4.75%, 3/1/2029 (a)	70,000	61,950

		354,164

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	47

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Construction & Engineering — 0.1%

AECOM 5.13%, 3/15/2027	18,000	18,450

Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	70,000	67,375

Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	85,000	83,937

MasTec, Inc. 4.50%, 8/15/2028 (a)	115,000	116,595

Weekley Homes LLC 4.88%, 9/15/2028 (a)	95,000	90,365

		376,722

Construction Materials — 0.0% (e)

Martin Marietta Materials, Inc. 2.40%, 7/15/2031	70,000	65,567

Consumer Finance — 1.1%

AerCap Ireland Capital DAC (Ireland)

2.45%, 10/29/2026	150,000	144,717

3.00%, 10/29/2028	450,000	433,426

Ally Financial, Inc. 5.75%, 11/20/2025	64,000	68,138

Avolon Holdings Funding Ltd. (Ireland)

5.13%, 10/1/2023 (a)	70,000	72,473

5.25%, 5/15/2024 (a)	80,000	83,596

2.88%, 2/15/2025 (a)	28,000	27,747

5.50%, 1/15/2026 (a)	60,000	63,877

2.13%, 2/21/2026 (a)	275,000	265,825

4.25%, 4/15/2026 (a)	25,000	25,692

Capital One Financial Corp. (SOFR + 1.27%), 2.62%, 11/2/2032 (b)	100,000	93,336

Ford Motor Credit Co. LLC

4.39%, 1/8/2026	200,000	204,042

4.13%, 8/17/2027	300,000	302,175

4.00%, 11/13/2030	250,000	248,000

3.63%, 6/17/2031	200,000	192,322

General Motors Financial Co., Inc.

3.60%, 6/21/2030	60,000	60,209

2.70%, 6/10/2031	25,000	23,134

John Deere Capital Corp. 2.65%, 6/10/2026	119,000	121,381

Navient Corp.

6.13%, 3/25/2024	50,000	51,500

5.88%, 10/25/2024	20,000	20,686

OneMain Finance Corp.

7.13%, 3/15/2026	129,000	139,836

6.63%, 1/15/2028	95,000	101,499

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Consumer Finance — continued

Park Aerospace Holdings Ltd. (Ireland)

4.50%, 3/15/2023 (a)	205,000	209,263

5.50%, 2/15/2024 (a)	208,000	217,798

		3,170,672

Containers & Packaging — 0.4%

Ardagh Packaging Finance plc 5.25%, 4/30/2025 (a)	200,000	202,621

Ball Corp.

5.25%, 7/1/2025	20,000	21,200

3.13%, 9/15/2031	55,000	50,511

Berry Global, Inc. 4.88%, 7/15/2026 (a)	55,000	55,762

Crown Americas LLC 4.25%, 9/30/2026	13,000	13,322

Greif, Inc. 6.50%, 3/1/2027 (a)	78,000	80,535

LABL, Inc. 6.75%, 7/15/2026 (a)	155,000	155,388

Mauser Packaging Solutions Holding Co. 5.50%, 4/15/2024 (a)	140,000	139,300

Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	80,000	83,000

Packaging Corp. of America 3.05%, 10/1/2051	35,000	30,469

Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (a)	75,000	69,549

Sealed Air Corp.

5.50%, 9/15/2025 (a)	12,000	12,570

4.00%, 12/1/2027 (a)	60,000	59,400

Trivium Packaging Finance BV (Netherlands) 5.50%, 8/15/2026 (a) (f)	200,000	201,858

WRKCo, Inc. 4.65%, 3/15/2026	30,000	32,404

		1,207,889

Distributors — 0.0% (e)

Wolverine Escrow LLC 9.00%, 11/15/2026 (a)	20,000	20,000

Diversified Consumer Services — 0.0% (e)

Service Corp. International 5.13%, 6/1/2029	105,000	107,625

Diversified Financial Services — 0.3%

EDP Finance BV (Portugal) 1.71%, 1/24/2028 (a)	250,000	231,541

ORIX Corp. (Japan) 4.05%, 1/16/2024	62,000	64,263

Sabre GLBL, Inc. 9.25%, 4/15/2025 (a)	50,000	56,388

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Diversified Financial Services — continued

Shell International Finance BV (Netherlands)

2.88%, 11/26/2041	200,000	184,077

3.63%, 8/21/2042	50,000	50,381

3.75%, 9/12/2046	41,000	42,875

3.13%, 11/7/2049	25,000	22,988

3.00%, 11/26/2051	200,000	182,125

		834,638

Diversified Telecommunication Services — 1.5%

Altice France Holding SA (Luxembourg) 10.50%, 5/15/2027 (a)	200,000	209,400

Altice France SA (France) 5.13%, 7/15/2029 (a)	200,000	181,000

AT&T, Inc.

1.65%, 2/1/2028	65,000	61,276

3.50%, 6/1/2041	60,000	57,050

3.10%, 2/1/2043	70,000	62,483

3.50%, 9/15/2053	65,000	59,436

3.55%, 9/15/2055	315,000	285,637

CCO Holdings LLC

5.13%, 5/1/2027 (a)	25,000	25,250

5.00%, 2/1/2028 (a)	395,000	397,407

5.38%, 6/1/2029 (a)	100,000	101,563

4.75%, 3/1/2030 (a)	280,000	274,956

4.50%, 8/15/2030 (a)	199,000	191,653

4.50%, 5/1/2032	70,000	66,500

Embarq Corp. 8.00%, 6/1/2036	13,000	12,838

ESC Intelsat Jackson SA (Luxembourg) 8.50%, 10/15/2024 ‡	28,000	3

Frontier Communications Holdings LLC 5.88%, 10/15/2027 (a)	115,000	116,626

Intelsat Jackson Holdings SA (Luxembourg) 6.50%, 3/15/2030 (a)	19,000	19,332

Level 3 Financing, Inc.

5.38%, 5/1/2025	20,000	20,073

5.25%, 3/15/2026	54,000	54,101

Lumen Technologies, Inc.

Series T, 5.80%, 3/15/2022	12,000	12,006

5.63%, 4/1/2025	17,000	16,903

5.13%, 12/15/2026 (a)	130,000	120,948

4.00%, 2/15/2027 (a)	265,000	252,166

Series G, 6.88%, 1/15/2028	3,000	2,892

Sprint Capital Corp. 8.75%, 3/15/2032	375,000	520,313

Switch Ltd. 3.75%, 9/15/2028 (a)	115,000	109,115

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Diversified Telecommunication Services — continued

Telecom Italia Capital SA (Italy) 6.00%, 9/30/2034	24,000	22,941

Verizon Communications, Inc.

2.10%, 3/22/2028	25,000	24,146

4.02%, 12/3/2029	54,000	57,950

2.55%, 3/21/2031	105,000	100,790

2.36%, 3/15/2032 (a)	13,000	12,139

2.65%, 11/20/2040	295,000	255,983

3.40%, 3/22/2041	30,000	28,891

3.85%, 11/1/2042	125,000	125,709

2.88%, 11/20/2050	75,000	64,097

3.70%, 3/22/2061	30,000	28,594

Virgin Media Secured Finance plc (United Kingdom) 5.50%, 5/15/2029 (a)	200,000	199,819

Zayo Group Holdings, Inc. 4.00%, 3/1/2027 (a)	75,000	71,302

		4,223,288

Electric Utilities — 1.8%

AEP Transmission Co. LLC Series N, 2.75%, 8/15/2051	50,000	42,678

American Electric Power Co., Inc. 2.03%, 3/15/2024	40,000	39,908

Baltimore Gas and Electric Co. 2.90%, 6/15/2050	50,000	45,066

Connecticut Light and Power Co. (The) 4.00%, 4/1/2048	46,000	49,389

Duke Energy Carolinas LLC 3.20%, 8/15/2049	34,000	32,039

Duke Energy Indiana LLC

Series YYY, 3.25%, 10/1/2049	55,000	50,640

2.75%, 4/1/2050	165,000	140,099

Duquesne Light Holdings, Inc. 2.53%, 10/1/2030 (a)	48,000	44,736

Emera US Finance LP (Canada)

2.64%, 6/15/2031	660,000	616,578

4.75%, 6/15/2046	50,000	52,768

Enel Finance International NV (Italy) 2.25%, 7/12/2031 (a)	200,000	180,447

Entergy Arkansas LLC

4.00%, 6/1/2028	13,000	13,827

2.65%, 6/15/2051	14,000	11,635

Entergy Louisiana LLC

2.40%, 10/1/2026	69,000	68,382

1.60%, 12/15/2030	10,000	8,935

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	49

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Electric Utilities — continued

Entergy Mississippi LLC 3.50%, 6/1/2051	20,000	19,513

Florida Power & Light Co. 2.45%, 2/3/2032	180,000	174,807

Indiana Michigan Power Co. Series K, 4.55%, 3/15/2046	50,000	54,917

ITC Holdings Corp. 2.95%, 5/14/2030 (a)	185,000	182,266

Kentucky Utilities Co. 5.13%, 11/1/2040	74,000	87,040

MidAmerican Energy Co. 3.65%, 4/15/2029	46,000	49,019

Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (a)	200,000	212,376

Monongahela Power Co. 4.10%, 4/15/2024 (a)	100,000	103,232

NRG Energy, Inc.

6.63%, 1/15/2027	21,000	21,704

5.75%, 1/15/2028	65,000	66,461

3.38%, 2/15/2029 (a)	70,000	65,009

5.25%, 6/15/2029 (a)	65,000	66,300

Ohio Power Co.

Series P, 2.60%, 4/1/2030	50,000	48,777

Series R, 2.90%, 10/1/2051	65,000	55,469

Oncor Electric Delivery Co. LLC 3.10%, 9/15/2049	50,000	46,247

Pacific Gas and Electric Co.

1.37%, 3/10/2023	50,000	49,477

1.70%, 11/15/2023	30,000	29,472

3.25%, 2/16/2024	75,000	75,492

3.45%, 7/1/2025	17,000	17,164

2.95%, 3/1/2026	10,000	9,870

4.65%, 8/1/2028	100,000	103,822

4.50%, 7/1/2040	130,000	122,491

4.20%, 6/1/2041	30,000	27,210

4.25%, 3/15/2046	78,000	70,330

PacifiCorp 4.15%, 2/15/2050	118,000	124,581

PG&E Corp.

5.00%, 7/1/2028	106,000	104,940

5.25%, 7/1/2030	15,000	14,900

Public Service Co. of Colorado Series 36, 2.70%, 1/15/2051	45,000	38,645

Public Service Electric and Gas Co. 3.00%, 5/15/2027	50,000	51,234

Southern California Edison Co.

Series G, 2.50%, 6/1/2031	400,000	379,220

Series C, 3.60%, 2/1/2045	35,000	32,582

Series C, 4.13%, 3/1/2048	88,000	88,728

Series 20A, 2.95%, 2/1/2051	80,000	67,523

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Electric Utilities — continued

Southwestern Electric Power Co.

Series N, 1.65%, 3/15/2026	45,000	43,463

3.25%, 11/1/2051	160,000	141,182

Southwestern Public Service Co.

3.30%, 6/15/2024	29,000	29,654

4.50%, 8/15/2041	74,000	82,085

Tucson Electric Power Co. 4.85%, 12/1/2048	72,000	82,875

Vistra Operations Co. LLC

5.50%, 9/1/2026 (a)	65,000	66,132

5.00%, 7/31/2027 (a)	55,000	55,408

4.38%, 5/1/2029 (a)	110,000	106,595

4.30%, 7/15/2029 (a)	90,000	91,164

Wisconsin Public Service Corp. 4.75%, 11/1/2044	69,000	80,613

		4,837,116

Electrical Equipment — 0.1%

Eaton Corp. 4.00%, 11/2/2032	50,000	54,576

EnerSys

5.00%, 4/30/2023 (a)	26,000	26,371

4.38%, 12/15/2027 (a)	65,000	64,350

Sensata Technologies BV 5.00%, 10/1/2025 (a)	40,000	41,364

		186,661

Electronic Equipment, Instruments & Components — 0.1%

Arrow Electronics, Inc. 2.95%, 2/15/2032	20,000	19,126

CDW LLC 4.25%, 4/1/2028	85,000	83,725

Sensata Technologies, Inc. 4.38%, 2/15/2030 (a)	40,000	38,900

		141,751

Energy Equipment & Services — 0.1%

Baker Hughes Holdings LLC

2.06%, 12/15/2026	70,000	68,346

4.49%, 5/1/2030	86,000	94,484

4.08%, 12/15/2047	30,000	30,328

Halliburton Co. 3.80%, 11/15/2025	12,000	12,559

Nabors Industries, Inc. 5.75%, 2/1/2025	15,000	14,370

Oceaneering International, Inc. 4.65%, 11/15/2024	120,000	118,095

Transocean Pontus Ltd. 6.13%, 8/1/2025 (a)	13,530	13,327

		351,509

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Entertainment — 0.6%

Activision Blizzard, Inc.

1.35%, 9/15/2030	230,000	204,843

2.50%, 9/15/2050	209,000	175,739

Cinemark USA, Inc.

5.88%, 3/15/2026 (a)	75,000	73,875

5.25%, 7/15/2028 (a)	40,000	38,152

Live Nation Entertainment, Inc.

5.63%, 3/15/2026 (a)	2,000	2,035

6.50%, 5/15/2027 (a)	10,000	10,707

4.75%, 10/15/2027 (a)	110,000	108,077

Netflix, Inc.

4.88%, 4/15/2028	555,000	594,571

5.88%, 11/15/2028	35,000	39,573

5.38%, 11/15/2029 (a)	88,000	98,285

Walt Disney Co. (The)

2.00%, 9/1/2029	50,000	47,728

3.80%, 3/22/2030	90,000	96,457

WMG Acquisition Corp. 3.88%, 7/15/2030 (a)	100,000	96,000

		1,586,042

Equity Real Estate Investment Trusts (REITs) — 0.7%

Alexandria Real Estate Equities, Inc. 1.88%, 2/1/2033	53,000	46,854

American Tower Corp.

1.45%, 9/15/2026	35,000	33,166

2.95%, 1/15/2051	25,000	20,502

AvalonBay Communities, Inc. 3.35%, 5/15/2027	32,000	33,242

Camden Property Trust 3.15%, 7/1/2029	30,000	30,663

Corporate Office Properties LP 2.25%, 3/15/2026	94,000	92,433

Duke Realty LP 1.75%, 7/1/2030	49,000	44,660

ERP Operating LP 3.25%, 8/1/2027	31,000	32,074

Essex Portfolio LP 2.65%, 3/15/2032	45,000	43,041

Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (a)	40,000	41,832

Healthpeak Properties, Inc.

2.13%, 12/1/2028	64,000	61,477

3.00%, 1/15/2030	37,000	36,824

Iron Mountain, Inc. 4.88%, 9/15/2027 (a)	150,000	150,183

Life Storage LP 2.20%, 10/15/2030	88,000	82,038

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Equity Real Estate Investment Trusts (REITs) — continued

MGM Growth Properties Operating Partnership LP

5.63%, 5/1/2024	67,000	69,557

4.50%, 9/1/2026	95,000	96,922

National Retail Properties, Inc. 3.60%, 12/15/2026	39,000	40,499

Office Properties Income Trust

4.50%, 2/1/2025	88,000	90,175

3.45%, 10/15/2031	35,000	32,036

Realty Income Corp.

4.13%, 10/15/2026	44,000	46,688

3.25%, 1/15/2031	9,000	9,125

Regency Centers LP 3.70%, 6/15/2030	85,000	88,646

RHP Hotel Properties LP 4.75%, 10/15/2027	140,000	136,850

Sabra Health Care LP 3.20%, 12/1/2031	70,000	65,102

SBA Communications Corp. 3.13%, 2/1/2029	75,000	69,660

Simon Property Group LP 3.25%, 9/13/2049	31,000	28,484

UDR, Inc. 2.10%, 8/1/2032	45,000	40,482

VICI Properties LP

3.50%, 2/15/2025 (a)	90,000	90,211

4.25%, 12/1/2026 (a)	30,000	30,300

4.63%, 12/1/2029 (a)	20,000	20,400

WP Carey, Inc. 2.25%, 4/1/2033	95,000	85,090

		1,789,216

Food & Staples Retailing — 0.3%

7-Eleven, Inc.

0.95%, 2/10/2026 (a)	15,000	14,123

1.30%, 2/10/2028 (a)	12,000	10,935

2.50%, 2/10/2041 (a)	14,000	11,712

2.80%, 2/10/2051 (a)	50,000	41,741

Albertsons Cos., Inc.

4.63%, 1/15/2027 (a)	430,000	431,887

4.88%, 2/15/2030 (a)	20,000	20,050

Alimentation Couche-Tard, Inc. (Canada)

3.44%, 5/13/2041 (a)	5,000	4,669

3.63%, 5/13/2051 (a)	10,000	9,304

Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	111,000	112,942

Rite Aid Corp. 8.00%, 11/15/2026 (a)	125,000	118,992

Sysco Corp. 2.40%, 2/15/2030	50,000	47,776

		824,131

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	51

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Food Products — 0.2%

Bunge Ltd. Finance Corp. 2.75%, 5/14/2031	30,000	28,553

Campbell Soup Co. 4.15%, 3/15/2028	20,000	21,395

Darling Ingredients, Inc. 5.25%, 4/15/2027 (a)	50,000	50,878

Kraft Heinz Foods Co.

3.00%, 6/1/2026	24,000	23,969

3.75%, 4/1/2030	115,000	117,219

Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (a)	110,000	106,425

Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	64,000	67,448

Post Holdings, Inc.

5.75%, 3/1/2027 (a)	75,000	75,787

5.50%, 12/15/2029 (a)	85,000	85,713

4.63%, 4/15/2030 (a)	30,000	28,244

		605,631

Gas Utilities — 0.1%

AmeriGas Partners LP

5.50%, 5/20/2025	23,000	23,415

5.88%, 8/20/2026	10,000	10,206

5.75%, 5/20/2027	80,000	80,824

Atmos Energy Corp. 5.50%, 6/15/2041	52,000	63,035

Boston Gas Co. 3.00%, 8/1/2029 (a)	37,000	36,560

Southern California Gas Co.

Series XX, 2.55%, 2/1/2030	33,000	32,112

		246,152

Health Care Equipment & Supplies — 0.2%

Abbott Laboratories 1.15%, 1/30/2028	20,000	18,779

Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	110,000	111,650

Becton Dickinson and Co.

3.70%, 6/6/2027	45,000	47,171

Hologic, Inc.

3.25%, 2/15/2029 (a)	115,000	108,963

Mozart Debt Merger Sub, Inc.

3.88%, 4/1/2029 (a)	65,000	61,674

5.25%, 10/1/2029 (a)	55,000	52,525

Teleflex, Inc.

4.63%, 11/15/2027	20,000	20,300

4.25%, 6/1/2028 (a)	85,000	83,937

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Health Care Equipment & Supplies — continued

Zimmer Biomet Holdings, Inc.

2.60%, 11/24/2031	58,000	54,749

		559,748

Health Care Providers & Services — 1.3%

Acadia Healthcare Co., Inc.

5.50%, 7/1/2028 (a)	75,000	75,188

AdaptHealth LLC

4.63%, 8/1/2029 (a)	85,000	76,683

Centene Corp.

4.63%, 12/15/2029	470,000	484,100

Cigna Corp.

2.38%, 3/15/2031	35,000	32,990

CommonSpirit Health

1.55%, 10/1/2025	13,000	12,546

2.78%, 10/1/2030	13,000	12,685

3.91%, 10/1/2050	15,000	15,195

Community Health Systems, Inc.

5.63%, 3/15/2027 (a)	230,000	231,886

CVS Health Corp.

2.88%, 6/1/2026	10,000	10,120

4.30%, 3/25/2028	37,000	39,943

2.70%, 8/21/2040	50,000	43,645

DaVita, Inc.

4.63%, 6/1/2030 (a)	160,000	153,400

Encompass Health Corp.

4.50%, 2/1/2028	85,000	82,750

4.75%, 2/1/2030	40,000	38,196

Envision Healthcare Corp.

8.75%, 10/15/2026 (a)	20,000	10,600

Hackensack Meridian Health, Inc.

Series 2020, 2.68%, 9/1/2041	50,000	44,969

HCA, Inc.

5.25%, 6/15/2026	60,000	64,968

5.38%, 9/1/2026	155,000	166,779

4.50%, 2/15/2027	210,000	222,567

5.63%, 9/1/2028	420,000	465,368

5.88%, 2/1/2029	25,000	27,938

3.50%, 9/1/2030	25,000	24,750

3.50%, 7/15/2051	70,000	62,236

MidMichigan Health

Series 2020, 3.41%, 6/1/2050	10,000	9,728

MultiCare Health System

2.80%, 8/15/2050	10,000	8,902

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Health Care Providers & Services — continued

New York and Presbyterian Hospital (The) 2.61%, 8/1/2060	5,000	4,212

Northwell Healthcare, Inc.

4.26%, 11/1/2047	110,000	120,040

Owens & Minor, Inc.

4.50%, 3/31/2029 (a)	110,000	103,723

Quest Diagnostics, Inc.

2.95%, 6/30/2030	15,000	14,788

Tenet Healthcare Corp.

4.63%, 9/1/2024 (a)	140,000	141,896

4.88%, 1/1/2026 (a)	125,000	125,850

5.13%, 11/1/2027 (a)	145,000	147,798

4.25%, 6/1/2029 (a)	215,000	207,518

UnitedHealth Group, Inc.

3.38%, 4/15/2027	91,000	95,507

3.05%, 5/15/2041	90,000	86,364

4.63%, 11/15/2041	132,000	152,564

3.25%, 5/15/2051	55,000	53,408

Universal Health Services, Inc.

2.65%, 10/15/2030 (a)	32,000	30,222

		3,702,022

Health Care Technology — 0.1%

IQVIA, Inc.

5.00%, 5/15/2027 (a)	200,000	204,586

Hotels, Restaurants & Leisure — 0.7%

1011778 BC ULC (Canada)

5.75%, 4/15/2025 (a)	50,000	51,461

3.88%, 1/15/2028 (a)	92,000	89,470

Boyd Gaming Corp.

4.75%, 12/1/2027	65,000	65,255

Boyne USA, Inc.

4.75%, 5/15/2029 (a)	85,000	83,513

Caesars Resort Collection LLC

5.75%, 7/1/2025 (a)	75,000	76,908

Carnival Corp.

9.88%, 8/1/2027 (a)	110,000	123,475

4.00%, 8/1/2028 (a)	45,000	43,121

Cedar Fair LP

5.38%, 4/15/2027	85,000	85,638

Hilton Domestic Operating Co., Inc.

5.38%, 5/1/2025 (a)	25,000	25,777

4.88%, 1/15/2030	150,000	154,311

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Hotels, Restaurants & Leisure — continued

International Game Technology plc

6.25%, 1/15/2027 (a)	200,000	212,000

Marriott Ownership Resorts, Inc.

4.50%, 6/15/2029 (a)	70,000	66,325

MGM Resorts International

5.50%, 4/15/2027	41,000	42,310

Royal Caribbean Cruises Ltd.

9.13%, 6/15/2023 (a)	100,000	104,568

11.50%, 6/1/2025 (a)	10,000	11,047

Scientific Games International, Inc.

5.00%, 10/15/2025 (a)	26,000	26,260

Six Flags Theme Parks, Inc.

7.00%, 7/1/2025 (a)	125,000	130,554

Starbucks Corp.

3.35%, 3/12/2050	5,000	4,540

Station Casinos LLC

4.50%, 2/15/2028 (a)	105,000	100,931

Travel + Leisure Co.

5.65%, 4/1/2024 (f)	25,000	25,938

Vail Resorts, Inc.

6.25%, 5/15/2025 (a)	70,000	72,100

Wynn Las Vegas LLC

5.50%, 3/1/2025 (a)	75,000	76,064

Wynn Resorts Finance LLC

5.13%, 10/1/2029 (a)	100,000	96,250

Yum! Brands, Inc.

7.75%, 4/1/2025 (a)	35,000	36,468

		1,804,284

Household Durables — 0.2%

CD&R Smokey Buyer, Inc.

6.75%, 7/15/2025 (a)	55,000	56,788

Lennar Corp.

4.50%, 4/30/2024	6,000	6,241

MDC Holdings, Inc.

3.85%, 1/15/2030	65,000	65,473

2.50%, 1/15/2031	75,000	68,084

Newell Brands, Inc.

4.70%, 4/1/2026 (f)	55,000	56,935

5.87%, 4/1/2036 (f)	50,000	54,813

Tempur Sealy International, Inc.

4.00%, 4/15/2029 (a)	110,000	103,666

		412,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	53

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Household Products — 0.2%

Central Garden & Pet Co. 5.13%, 2/1/2028	145,000	147,719

Energizer Holdings, Inc. 4.38%, 3/31/2029 (a)	150,000	135,187

Kimberly-Clark Corp. 3.20%, 4/25/2029	39,000	40,536

Spectrum Brands, Inc.

5.75%, 7/15/2025	5,000	5,084

5.00%, 10/1/2029 (a)	95,000	93,813

		422,339

Independent Power and Renewable Electricity Producers — 0.1%

Calpine Corp.

5.25%, 6/1/2026 (a)	23,000	23,230

5.13%, 3/15/2028 (a)	55,000	53,000

Constellation Energy Generation LLC

3.25%, 6/1/2025	37,000	37,779

5.75%, 10/1/2041	20,000	22,217

5.60%, 6/15/2042	95,000	105,230

		241,456

Industrial Conglomerates — 0.0% (e)

Roper Technologies, Inc.

1.75%, 2/15/2031	45,000	39,786

Insurance — 0.3%

Aflac, Inc.

3.25%, 3/17/2025	21,000	21,643

Allstate Corp. (The)

5.35%, 6/1/2033	23,000	27,319

Athene Global Funding

0.95%, 1/8/2024 (a)	22,000	21,501

2.50%, 1/14/2025 (a)	7,000	6,988

1.45%, 1/8/2026 (a)	20,000	19,100

2.95%, 11/12/2026 (a)	44,000	44,122

Berkshire Hathaway Finance Corp.

4.25%, 1/15/2049	79,000	88,086

2.85%, 10/15/2050	60,000	52,633

Equitable Financial Life Global Funding

1.70%, 11/12/2026 (a)	25,000	23,902

F&G Global Funding

1.75%, 6/30/2026 (a)	10,000	9,628

Lincoln National Corp.

3.35%, 3/9/2025	30,000	30,994

Manulife Financial Corp. (Canada)

4.15%, 3/4/2026	42,000	44,507

MetLife, Inc.

4.13%, 8/13/2042	79,000	84,317

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Insurance — continued

New York Life Global Funding

3.00%, 1/10/2028 (a)	51,000	52,285

Pacific Life Insurance Co.

(ICE LIBOR USD 3 Month + 2.80%), 4.30%, 10/24/2067 (a)(b)	27,000	27,007

Principal Financial Group, Inc.

3.70%, 5/15/2029	45,000	47,901

Progressive Corp. (The)

4.35%, 4/25/2044	42,000	46,961

Prudential Financial, Inc.

3.88%, 3/27/2028	32,000	34,205

3.91%, 12/7/2047	20,000	20,827

Teachers Insurance & Annuity Association of America

4.27%, 5/15/2047 (a)	40,000	43,243

Travelers Cos., Inc. (The)

5.35%, 11/1/2040	46,000	57,079

W R Berkley Corp.

3.55%, 3/30/2052	45,000	42,345

		846,593

Internet & Direct Marketing Retail — 0.1%

Amazon.com, Inc.

3.15%, 8/22/2027	201,000	210,048

3.10%, 5/12/2051	40,000	38,665

Photo Holdings Merger Sub, Inc.

8.50%, 10/1/2026 (a)	13,000	12,909

		261,622

IT Services — 0.3%

Arches Buyer, Inc.

4.25%, 6/1/2028 (a)	85,000	80,495

Black Knight InfoServ LLC

3.63%, 9/1/2028 (a)	90,000	85,197

Block, Inc.

3.50%, 6/1/2031 (a)	65,000	61,038

Fidelity National Information Services, Inc.

2.25%, 3/1/2031	20,000	18,210

Gartner, Inc.

3.75%, 10/1/2030 (a)	130,000	126,464

Global Payments, Inc.

3.20%, 8/15/2029	60,000	59,227

2.90%, 5/15/2030	40,000	38,486

2.90%, 11/15/2031	75,000	71,512

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

IT Services — continued

International Business Machines Corp. 5.60%, 11/30/2039	66,000	82,555

Presidio Holdings, Inc.

4.88%, 2/1/2027 (a)	75,000	74,812

		697,996

Leisure Products — 0.1%

Hasbro, Inc.

3.90%, 11/19/2029	15,000	15,699

Mattel, Inc.

3.38%, 4/1/2026(a)	70,000	69,517

5.88%, 12/15/2027 (a)	65,000	68,900

		154,116

Life Sciences Tools & Services —0.1%

Charles River Laboratories International, Inc. 3.75%, 3/15/2029 (a)	80,000	76,896

Thermo Fisher Scientific, Inc. 1.75%, 10/15/2028	20,000	18,940

2.60%, 10/1/2029	91,000	89,649

		185,485

Machinery — 0.2%

Amsted Industries, Inc. 5.63%, 7/1/2027 (a)	65,000	65,650

Caterpillar, Inc. 4.30%, 5/15/2044	78,000	88,962

Illinois Tool Works, Inc. 3.90%, 9/1/2042	15,000	15,902

Otis Worldwide Corp. 2.06%, 4/5/2025	30,000	29,773

Parker-Hannifin Corp. 3.25%, 3/1/2027	92,000	95,232

Stanley Black & Decker, Inc. 2.75%, 11/15/2050	10,000	8,406

TK Elevator US Newco, Inc. (Germany)

5.25%, 7/15/2027 (a)	200,000	198,000

Xylem, Inc. 1.95%, 1/30/2028	30,000	28,733

		530,658

Media — 1.5%

Altice Financing SA (Luxembourg) 5.75%, 8/15/2029 (a)	200,000	182,250

AMC Networks, Inc. 5.00%, 4/1/2024	4,000	3,996

Charter Communications Operating LLC 2.25%, 1/15/2029	165,000	152,381

3.50%, 6/1/2041	85,000	73,448

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Media — continued

3.50%, 3/1/2042	90,000	77,585

3.70%, 4/1/2051	40,000	33,558

3.90%, 6/1/2052	95,000	82,626

Clear Channel Outdoor Holdings, Inc 5.13%, 8/15/2027 (a)	157,000	156,859

Comcast Corp. 4.25%, 10/15/2030	94,000	103,389

1.50%, 2/15/2031	200,000	177,782

3.90%, 3/1/2038	95,000	96,723

3.25%, 11/1/2039	133,000	126,009

4.00%, 3/1/2048	45,000	46,065

2.89%, 11/1/2051 (a)	10,000	8,675

2.45%, 8/15/2052	110,000	88,632

2.94%, 11/1/2056 (a)	298,000	250,818

CSC Holdings LLC 5.50%, 4/15/2027 (a)	200,000	199,500

Diamond Sports Group LLC 5.38%, 8/15/2026 (a)	35,000	14,350

Directv Financing LLC 5.88%, 8/15/2027 (a)	80,000	79,973

Discovery Communications LLC 4.00%, 9/15/2055	25,000	22,718

DISH DBS Corp. 5.88%, 11/15/2024	246,000	246,000

7.75%, 7/1/2026	290,000	293,680

5.25%, 12/1/2026 (a)	175,000	171,555

Gray Escrow II, Inc. 5.38%, 11/15/2031 (a)	135,000	129,959

iHeartCommunications, Inc. 6.38%, 5/1/2026	25,000	25,782

8.38%, 5/1/2027	25,000	26,042

5.25%, 8/15/2027 (a)	115,000	114,545

Lamar Media Corp. 3.75%, 2/15/2028	40,000	38,432

4.00%, 2/15/2030	35,000	33,688

Midas OpCo Holdings LLC 5.63%, 8/15/2029 (a)	85,000	83,300

Midcontinent Communications 5.38%, 8/15/2027 (a)	15,000	14,831

News Corp. 3.88%, 5/15/2029 (a)	55,000	52,662

Nexstar Media, Inc. 5.63%, 7/15/2027 (a)	40,000	40,900

4.75%, 11/1/2028 (a)	95,000	92,150

Outfront Media Capital LLC 6.25%, 6/15/2025 (a)	25,000	25,969

5.00%, 8/15/2027 (a)	76,000	75,316

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	55

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Media — continued

Paramount Global 4.95%, 1/15/2031	50,000	54,195

Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	70,000	65,600

Sinclair Television Group, Inc. 4.13%, 12/1/2030 (a)	65,000	58,194

Sirius XM Radio, Inc. 5.00%, 8/1/2027 (a)	110,000	111,489

5.50%, 7/1/2029 (a)	295,000	301,637

TEGNA, Inc. 5.00%, 9/15/2029	55,000	54,849

Univision Communications, Inc. 4.50%, 5/1/2029 (a)	70,000	67,003

Videotron Ltd. (Canada) 5.38%, 6/15/2024 (a)	37,000	38,331

5.13%, 4/15/2027 (a)	25,000	25,437

		4,218,883

Metals & Mining — 0.8%

Alcoa Nederland Holding BV 5.50%, 12/15/2027 (a)	200,000	208,500

Allegheny Technologies, Inc. 5.88%, 12/1/2027	100,000	102,050

Arconic Corp. 6.00%, 5/15/2025 (a)	40,000	41,200

6.13%, 2/15/2028 (a)	60,000	61,350

Carpenter Technology Corp. 6.38%, 7/15/2028	100,000	100,875

Cleveland-Cliffs, Inc. 6.75%, 3/15/2026 (a)	125,000	131,743

5.88%, 6/1/2027	70,000	72,107

Commercial Metals Co. 4.88%, 5/15/2023	28,000	28,553

FMG Resources August 2006 Pty. Ltd. (Australia)

4.50%, 9/15/2027 (a)	100,000	100,282

Freeport-McMoRan, Inc. 5.00%, 9/1/2027	45,000	46,350

4.63%, 8/1/2030	60,000	61,941

5.40%, 11/14/2034	43,000	48,321

5.45%, 3/15/2043	275,000	316,291

Glencore Funding LLC (Australia) 3.88%, 10/27/2027 (a)	40,000	41,263

2.50%, 9/1/2030 (a)	37,000	34,044

2.85%, 4/27/2031 (a)	185,000	173,751

2.63%, 9/23/2031 (a)	113,000	103,812

Kaiser Aluminum Corp. 4.63%, 3/1/2028 (a)	85,000	80,263

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Metals & Mining — continued

Novelis Corp.

4.75%, 1/30/2030 (a)	105,000	102,745

Nucor Corp. 2.98%, 12/15/2055	200,000	172,082

Rio Tinto Finance USA Ltd. (Australia) 7.13%, 7/15/2028	59,000	73,695

Teck Resources Ltd. (Canada) 6.13%, 10/1/2035	20,000	24,434

5.40%, 2/1/2043	20,000	22,196

Vale Overseas Ltd. (Brazil) 3.75%, 7/8/2030	20,000	19,640

8.25%, 1/17/2034	45,000	58,958

		2,226,446

Multi-Utilities — 0.2%

Ameren Corp. 1.95%, 3/15/2027	20,000	19,328

3.50%, 1/15/2031	211,000	216,869

Berkshire Hathaway Energy Co. 5.15%, 11/15/2043	94,000	109,114

2.85%, 5/15/2051	40,000	33,941

Consolidated Edison Co. of New York, Inc.

Series A, 4.13%, 5/15/2049	41,000	42,533

PG&E Energy Recovery Funding LLC

Series A-3, 2.82%, 7/15/2046	70,000	66,840

Puget Sound Energy, Inc. 5.76%, 7/15/2040	90,000	111,027

San Diego Gas & Electric Co. 2.95%, 8/15/2051	30,000	26,875

Southern Co. Gas Capital Corp.

Series 21A, 3.15%, 9/30/2051	50,000	44,456

		670,983

Oil, Gas & Consumable Fuels — 3.2%

Antero Midstream Partners LP 7.88%, 5/15/2026 (a)	80,000	86,000

Antero Resources Corp. 5.00%, 3/1/2025	85,000	86,063

5.38%, 3/1/2030 (a)	50,000	50,937

Apache Corp. 4.88%, 11/15/2027	165,000	169,537

BP Capital Markets America, Inc. 3.02%, 1/16/2027	106,000	107,984

3.94%, 9/21/2028	20,000	21,208

2.72%, 1/12/2032	475,000	455,039

3.06%, 6/17/2041	130,000	116,538

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Oil, Gas & Consumable Fuels — continued

3.00%, 2/24/2050	99,000	84,602

2.77%, 11/10/2050	55,000	45,928

2.94%, 6/4/2051	67,000	56,356

3.00%, 3/17/2052	280,000	237,983

BP Capital Markets plc (United Kingdom)

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025 (b) (c) (d)	85,000	85,000

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (b) (c) (d)	155,000	153,620

Buckeye Partners LP

3.95%, 12/1/2026	10,000	9,650

4.13%, 12/1/2027	105,000	99,172

Cameron LNG LLC 3.70%, 1/15/2039 (a)	20,000	19,965

Cheniere Corpus Christi Holdings LLC

5.88%, 3/31/2025	285,000	307,766

5.13%, 6/30/2027	140,000	152,666

3.70%, 11/15/2029	200,000	203,755

Cheniere Energy Partners LP

4.50%, 10/1/2029	164,000	167,149

4.00%, 3/1/2031	135,000	132,975

3.25%, 1/31/2032 (a)	25,000	23,500

Chesapeake Energy Corp. 6.75%, 4/15/2029 (a)	80,000	84,576

Chevron Corp. 2.00%, 5/11/2027	21,000	20,690

CNX Resources Corp. 7.25%, 3/14/2027 (a)	125,000	132,045

Comstock Resources, Inc. 7.50%, 5/15/2025 (a)	97,000	99,215

Continental Resources, Inc. 2.88%, 4/1/2032 (a)	120,000	109,708

Coterra Energy, Inc. 3.90%, 5/15/2027 (a)	30,000	31,260

Crestwood Midstream Partners LP

5.75%, 4/1/2025	100,000	100,625

8.00%, 4/1/2029(a)	45,000	47,879

DCP Midstream Operating LP 5.38%, 7/15/2025	85,000	90,024

Diamondback Energy, Inc. 3.25%, 12/1/2026	33,000	33,703

DT Midstream, Inc. 4.13%, 6/15/2029 (a)	110,000	106,150

Energy Transfer LP

4.25%, 3/15/2023	120,000	122,297

4.75%, 1/15/2026	40,000	42,476

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Oil, Gas & Consumable Fuels — continued

4.40%, 3/15/2027	40,000	41,960

5.50%, 6/1/2027	36,000	39,684

4.15%, 9/15/2029	150,000	154,826

5.80%, 6/15/2038	100,000	110,978

5.35%, 5/15/2045	45,000	47,564

EnLink Midstream Partners LP

4.40%, 4/1/2024	8,000	8,148

4.85%, 7/15/2026	65,000	65,812

5.60%, 4/1/2044	9,000	7,673

Enterprise Products Operating LLC

2.80%, 1/31/2030	37,000	36,376

3.30%, 2/15/2053	30,000	26,287

EQM Midstream Partners LP

4.00%, 8/1/2024	85,000	83,300

6.50%, 7/1/2027 (a)	80,000	83,671

4.75%, 1/15/2031 (a)	155,000	145,313

EQT Corp.
6.63%, 2/1/2025 (f)	80,000	86,418
3.90%, 10/1/2027	85,000	85,909

Exxon Mobil Corp.

2.99%, 3/19/2025	18,000	18,481

3.00%, 8/16/2039	65,000	62,354

4.23%, 3/19/2040	200,000	220,193

3.10%, 8/16/2049	275,000	256,657

Flex Intermediate Holdco LLC

3.36%, 6/30/2031 (a)	64,000	61,197

4.32%, 12/30/2039 (a)	20,000	18,797

Genesis Energy LP 6.25%, 5/15/2026	80,000	76,800

Gray Oak Pipeline LLC

2.00%, 9/15/2023 (a)	44,000	43,903

2.60%, 10/15/2025 (a)	42,000	41,530

Gulfport Energy Corp.

8.00%, 5/17/2026 (a)	50,000	52,875

Hess Midstream Operations LP

5.63%, 2/15/2026 (a)	105,000	107,625

Kinder Morgan, Inc. 3.25%, 8/1/2050	75,000	63,043

MEG Energy Corp. (Canada)

6.50%, 1/15/2025 (a)	4,000	4,060

7.13%, 2/1/2027 (a)	65,000	67,805

NGL Energy Operating LLC

7.50%, 2/1/2026 (a)	95,000	95,392

NGPL PipeCo LLC 3.25%, 7/15/2031 (a)	10,000	9,590

NuStar Logistics LP

5.75%, 10/1/2025	60,000	62,475

5.63%, 4/28/2027	20,000	20,018

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	57

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Oil, Gas & Consumable Fuels — continued

Occidental Petroleum Corp.

8.00%, 7/15/2025	105,000	118,799

8.88%, 7/15/2030	150,000	193,950

6.63%, 9/1/2030	260,000	302,553

Pioneer Natural Resources Co.

1.13%, 1/15/2026	50,000	47,508

Range Resources Corp.

4.88%, 5/15/2025	45,000	45,675

8.25%, 1/15/2029	90,000	98,624

Sabine Pass Liquefaction LLC

5.88%, 6/30/2026	385,000	426,915

4.50%, 5/15/2030	69,000	74,436

Southwestern Energy Co.

5.95%, 1/23/2025 (f)	2,000	2,085

7.75%, 10/1/2027	55,000	58,025

5.38%, 3/15/2030	150,000	154,875

Spectra Energy Partners LP

4.50%, 3/15/2045	15,000	15,731

Suncor Energy, Inc. (Canada)

6.80%, 5/15/2038	83,000	108,627

Sunoco LP

6.00%, 4/15/2027	80,000	82,579

4.50%, 5/15/2029	80,000	76,664

Tallgrass Energy Partners LP

7.50%, 10/1/2025 (a)	45,000	47,250

6.00%, 12/31/2030 (a)	25,000	24,079

6.00%, 9/1/2031 (a)	40,000	37,700

Targa Resources Partners LP

5.88%, 4/15/2026	100,000	103,250

6.88%, 1/15/2029	165,000	179,588

4.88%, 2/1/2031	90,000	92,519

Tennessee Gas Pipeline Co. LLC

2.90%, 3/1/2030 (a)	145,000	139,039

TotalEnergies Capital International SA (France)

3.46%, 7/12/2049	84,000	81,537

3.13%, 5/29/2050	80,000	73,927

TransCanada PipeLines Ltd. (Canada)

5.10%, 3/15/2049	48,000	56,292

Valero Energy Corp. 2.15%, 9/15/2027	25,000	24,273

Western Midstream Operating LP

4.75%, 8/15/2028	30,000	31,050

Williams Cos., Inc. (The) 5.40%, 3/4/2044	50,000	55,824

		8,954,129

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Personal Products — 0.1%

Edgewell Personal Care Co.

5.50%, 6/1/2028 (a)	100,000	100,500

4.13%, 4/1/2029 (a)	70,000	65,728

Estee Lauder Cos., Inc. (The)

2.60%, 4/15/2030	158,000	156,814

Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	80,000	80,100

		403,142

Pharmaceuticals — 1.0%

AstraZeneca plc (United Kingdom)

2.13%, 8/6/2050	110,000	86,829

Bausch Health Americas, Inc.

9.25%, 4/1/2026 (a)	263,000	271,931

8.50%, 1/31/2027 (a)	88,000	89,058

Bausch Health Cos., Inc.

5.50%, 11/1/2025 (a)	55,000	55,194

5.75%, 8/15/2027 (a)	30,000	29,812

5.00%, 1/30/2028 (a)	30,000	25,125

4.88%, 6/1/2028 (a)	280,000	268,960

5.00%, 2/15/2029 (a)	175,000	141,651

Bristol-Myers Squibb Co.

2.95%, 3/15/2032 (g)	100,000	101,295

4.13%, 6/15/2039	164,000	179,748

2.35%, 11/13/2040	20,000	17,163

5.00%, 8/15/2045	33,000	40,393

3.70%, 3/15/2052 (g)	135,000	139,159

Eli Lilly & Co. 2.25%, 5/15/2050	70,000	58,346

Jazz Securities DAC 4.38%, 1/15/2029 (a)	200,000	198,092

Merck & Co., Inc. 2.75%, 12/10/2051	240,000	213,913

Organon & Co. 4.13%, 4/30/2028 (a)	200,000	196,722

Par Pharmaceutical, Inc.

7.50%, 4/1/2027 (a)	80,000	80,132

Pfizer, Inc. 2.63%, 4/1/2030	30,000	30,008

Roche Holdings, Inc. (Switzerland)

2.08%, 12/13/2031 (a)	400,000	380,065

Royalty Pharma plc 1.20%, 9/2/2025	16,000	15,194

Shire Acquisitions Investments Ireland DAC

3.20%, 9/23/2026	45,000	46,188

Zoetis, Inc. 2.00%, 5/15/2030	35,000	32,492

		2,697,470

Real Estate Management & Development — 0.1%

Kennedy-Wilson, Inc. 4.75%, 3/1/2029	75,000	73,252

Realogy Group LLC 5.75%, 1/15/2029 (a)	105,000	103,819

		177,071

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Road & Rail — 0.4%

Avis Budget Car Rental LLC

4.75%, 4/1/2028 (a)	95,000	90,250

5.38%, 3/1/2029 (a)	55,000	54,105

Burlington Northern Santa Fe LLC

3.55%, 2/15/2050	78,000	78,271

3.05%, 2/15/2051	155,000	143,714

Canadian Pacific Railway Co. (Canada)

3.10%, 12/2/2051	180,000	163,188

CSX Corp. 3.25%, 6/1/2027	20,000	20,716

Hertz Corp. (The) 4.63%, 12/1/2026 (a)	105,000	100,013

Kansas City Southern 2.88%, 11/15/2029	35,000	34,771

Norfolk Southern Corp.

3.95%, 10/1/2042	50,000	52,196

Penske Truck Leasing Co. LP

1.20%, 11/15/2025 (a)	46,000	43,615

Triton Container International Ltd. (Bermuda) 1.15%, 6/7/2024 (a)	200,000	194,600

Uber Technologies, Inc. 7.50%, 5/15/2025 (a)	80,000	83,220

		1,058,659

Semiconductors & Semiconductor Equipment — 0.2%

Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	7,000	7,315

Analog Devices, Inc. 3.50%, 12/5/2026	25,000	26,310

Broadcom, Inc.

4.11%, 9/15/2028	82,000	86,154

3.14%, 11/15/2035 (a)	38,000	35,196

Intel Corp. 3.05%, 8/12/2051	5,000	4,541

KLA Corp. 3.30%, 3/1/2050	30,000	28,337

Microchip Technology, Inc. 0.97%, 2/15/2024	25,000	24,362

NXP BV (China)

3.25%, 5/11/2041 (a)	70,000	64,014

3.13%, 2/15/2042 (a)	30,000	26,822

ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	75,000	74,344

TSMC Arizona Corp. (Taiwan) 3.13%, 10/25/2041	200,000	189,130

Xilinx, Inc. 2.38%, 6/1/2030	39,000	37,504

		604,029

Software — 0.3%

Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	85,000	80,325

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Software — continued

NCR Corp.

5.75%, 9/1/2027 (a)	50,000	50,738

6.13%, 9/1/2029 (a)	106,000	110,007

Nuance Communications, Inc. 5.63%, 12/15/2026	83,000	85,298

Oracle Corp.

2.65%, 7/15/2026	233,000	231,404

2.30%, 3/25/2028	15,000	14,292

3.80%, 11/15/2037	150,000	142,557

3.65%, 3/25/2041	15,000	13,595

3.95%, 3/25/2051	15,000	13,741

4.38%, 5/15/2055	55,000	52,158

SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	100,000	102,776

VMware, Inc. 4.65%, 5/15/2027	55,000	59,559

		956,450

Specialty Retail — 0.5%

Asbury Automotive Group, Inc. 4.50%, 3/1/2028	75,000	73,712

Bath & Body Works, Inc.

7.50%, 6/15/2029	65,000	71,232

6.88%, 11/1/2035	60,000	66,314

Gap, Inc. (The) 3.63%, 10/1/2029 (a)	130,000	117,715

Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	70,000	67,463

Home Depot, Inc. (The)

3.90%, 12/6/2028	112,000	120,963

4.25%, 4/1/2046	151,000	166,435

Lithia Motors, Inc. 3.88%, 6/1/2029 (a)	100,000	98,688

Lowe’s Cos., Inc. 1.70%, 10/15/2030	170,000	152,952

O’Reilly Automotive, Inc. 1.75%, 3/15/2031	23,000	20,641

Penske Automotive Group, Inc. 3.75%, 6/15/2029	115,000	107,381

PetSmart, Inc. 4.75%, 2/15/2028 (a)	250,000	249,375

SRS Distribution, Inc. 4.63%, 7/1/2028 (a)	90,000	86,287

Staples, Inc.

7.50%, 4/15/2026 (a)	75,000	74,152

10.75%, 4/15/2027 (a)	23,000	21,422

		1,494,732

Technology Hardware, Storage & Peripherals — 0.2%

Apple, Inc.

2.20%, 9/11/2029	46,000	45,151

4.38%, 5/13/2045	129,000	147,466

2.85%, 8/5/2061	85,000	75,517

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	59

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Technology Hardware, Storage & Peripherals — continued

Dell International LLC

4.90%, 10/1/2026	30,000	32,495

5.30%, 10/1/2029	100,000	111,522

Xerox Corp. 4.38%, 3/15/2023 (f)	13,000	13,130

		425,281

Textiles, Apparel & Luxury Goods — 0.0% (e)

Hanesbrands, Inc.

4.63%, 5/15/2024 (a)	13,000	13,179

4.88%, 5/15/2026 (a)	20,000	20,366

		33,545

Thrifts & Mortgage Finance — 0.3%

BPCE SA (France) 3.50%, 10/23/2027 (a)	250,000	253,100

(SOFR + 1.73%), 3.12%,

10/19/2032 (a) (b)	250,000	235,659

Ladder Capital Finance Holdings LLLP

REIT, 5.25%, 10/1/2025 (a)	13,000	13,032

Nationstar Mortgage Holdings, Inc. 6.00%, 1/15/2027 (a)	115,000	116,725

Rocket Mortgage LLC 3.63%, 3/1/2029 (a)	120,000	112,366

		730,882

Tobacco — 0.4%

Altria Group, Inc.

2.45%, 2/4/2032	80,000	71,423

3.40%, 2/4/2041	145,000	120,032

3.88%, 9/16/2046	95,000	81,639

BAT Capital Corp. (United Kingdom) 3.56%, 8/15/2027	141,000	141,907

4.39%, 8/15/2037	600,000	575,055

Philip Morris International, Inc.

3.13%, 3/2/2028	49,000	50,285

4.38%, 11/15/2041	10,000	10,378

4.13%, 3/4/2043	100,000	100,167

		1,150,886

Trading Companies & Distributors — 0.5%

Air Lease Corp.

3.38%, 7/1/2025	92,000	93,071

1.88%, 8/15/2026	50,000	47,399

Aviation Capital Group LLC

4.13%, 8/1/2025 (a)	50,000	50,970

1.95%, 1/30/2026 (a)	50,000	47,611

Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	565,000	579,125

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Trading Companies & Distributors — continued

Imola Merger Corp. 4.75%, 5/15/2029 (a)	105,000	101,829

United Rentals North America, Inc.

5.25%, 1/15/2030	240,000	249,600

WESCO Distribution, Inc. 7.13%, 6/15/2025 (a)	105,000	109,963

		1,279,568

Transportation Infrastructure — 0.0% (e)

Transurban Finance Co. Pty. Ltd. (Australia) 2.45%, 3/16/2031 (a)	12,000	11,291

Wireless Telecommunication Services — 0.2%

Hughes Satellite Systems Corp. 6.63%, 8/1/2026	105,000	109,362

Sprint Corp.

7.88%, 9/15/2023	8,000	8,600

7.13%, 6/15/2024	30,000	32,438

7.63%, 3/1/2026	155,000	176,710

T-Mobile USA, Inc.

1.50%, 2/15/2026	110,000	105,620

4.75%, 2/1/2028	10,000	10,324

2.55%, 2/15/2031	95,000	89,042

2.25%, 11/15/2031	90,000	81,492

3.30%, 2/15/2051	65,000	56,677

		670,265

Total Corporate Bonds (Cost $94,119,742)		89,806,992

Asset-Backed Securities — 17.2%

ACC Trust

Series 2022-1, Class C, 3.24%, 10/20/2025 (a)	1,000,000	987,490

Affirm Asset Securitization Trust

Series 2021-A, Class C, 1.66%, 8/15/2025 ‡ (a)	500,000	497,337

Air Canada Pass-Through Trust (Canada)

Series 2017-1, Class AA, 3.30%, 1/15/2030 (a)	410,400	406,876

Ajax Mortgage Loan Trust

Series 2021-B, Class A, 2.24%, 6/25/2066 (a) (f)	314,449	306,861

American Airlines Pass-Through Trust

Series 2015-2, Class A, 4.00%, 9/22/2027	199,660	191,985

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Asset-Backed Securities — continued

American Credit Acceptance Receivables Trust

Series 2020-2, Class C, 3.88%, 4/13/2026 (a)	280,000	284,357

American Homes 4 Rent

Series 2015-SFR1, Class E, 5.64%, 4/17/2052 (a)	150,000	157,019

Series 2015-SFR1, Class F, 5.89%, 4/17/2052 ‡ (a)	400,000	413,217

American Homes 4 Rent Trust

Series 2014-SFR3, Class B, 4.20%, 12/17/2036 ‡ (a)	125,000	127,336

Series 2015-SFR2, Class A, 3.73%, 10/17/2052 ‡ (a)	91,588	94,222

AMSR Trust

Series 2020-SFR1, Class E, 3.22%, 4/17/2037 (a)	500,000	492,308

Series 2020-SFR2, Class E2, 4.28%, 7/17/2037 (a)	375,000	376,806

Series 2020-SFR3, Class E2, 2.76%, 9/17/2037 ‡ (a)	350,000	334,028

Series 2020-SFR4, Class E2, 2.46%, 11/17/2037 (a)	425,000	397,295

Series 2022-SFR1, 6.02%, 3/17/2039 (a)	750,000	756,545

Aqua Finance Trust

Series 2019-A, Class B, 3.47%, 7/16/2040 ‡ (a)	246,000	246,050

Avid Automobile Receivables Trust

Series 2019-1, Class D, 4.03%, 7/15/2026 (a)	300,000	304,042

British Airways Pass-Through Trust (United Kingdom)

Series 2013-1, Class A, 4.63%, 6/20/2024 (a)	150,316	154,570

Business Jet Securities LLC

Series 2020-1A, Class A, 2.98%, 11/15/2035 (a)	459,466	457,948

Series 2021-1A, Class A, 2.16%, 4/15/2036 (a)	144,214	138,942

Series 2021-1A, Class B, 2.92%, 4/15/2036 ‡ (a)	474,133	454,574

Series 2021-1A, Class C, 5.07%, 4/15/2036 ‡ (a)	297,725	289,734

CarNow Auto Receivables Trust Series 2021-1A, Class C, 2.16%, 2/17/2026 (a)	200,000	197,751

Carvana Auto Receivables Trust

Series 2020-N1A, Class B, 2.01%, 3/17/2025 (a)	289,420	290,180

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Series 2019-4A, Class D, 3.07%, 7/15/2025 (a)	110,000	111,366

Cascade MH Asset Trust Series 2019-MH1, Class B, 5.00%, 11/25/2044 ‡ (a) (h)	401,843	389,284

CoreVest American Finance Trust

Series 2019-1, Class E, 5.49%, 3/15/2052 ‡ (a)	551,000	574,900

Series 2019-2, Class E, 5.31%, 6/15/2052 ‡ (a) (h)	650,000	650,138

Series 2019-3, Class E, 4.75%, 10/15/2052 ‡ (a) (h)	570,000	552,903

CPS Auto Receivables Trust Series 2020-B, Class C, 3.30%, 4/15/2026 (a)	393,980	396,230

Credit Acceptance Auto Loan Trust Series 2020-1A, Class C, 2.59%, 6/15/2029 (a)	750,000	747,959

CSMC Trust Series 2021-JR1, Class A1, 2.46%, 9/27/2066 (a) (h)	343,598	340,144

DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (a)	250,000	239,223

Delta Air Lines Pass-Through Trust Series 2019-1, Class AA, 3.20%, 4/25/2024	15,000	15,280

Diamond Resorts Owner Trust

Series 2021-1A, Class A, 1.51%, 11/21/2033 (a)	365,785	360,532

Series 2021-1A, Class D, 3.83%, 11/21/2033 ‡ (a)	320,864	318,493

Drive Auto Receivables Trust Series 2020-2, Class D, 3.05%, 5/15/2028	750,000	762,650

DT Auto Owner Trust Series 2020-2A, Class D, 4.73%, 3/16/2026 (a)	500,000	520,635

Elara HGV Timeshare Issuer LLC

Series 2021-A, Class C, 2.09%, 8/27/2035 ‡ (a)	634,184	611,716

Series 2021-A, Class D, 3.32%, 8/27/2035 ‡ (a)	226,494	220,498

Exeter Automobile Receivables Trust

Series 2020-2A, Class C, 3.28%, 5/15/2025 (a)	250,000	252,483

Series 2020-2A, Class D, 4.73%, 4/15/2026 (a)	400,000	414,007

FHF Trust Series 2021-1A, Class A, 1.27%, 3/15/2027 (a)	359,885	354,527

FirstKey Homes Trust

Series 2020-SFR1, Class F1, 3.64%, 8/17/2037 (a)	500,000	482,489

Series 2021-SFR1, Class E1, 2.39%, 8/17/2038 (a)	500,000	465,134

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	61

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Asset-Backed Securities — continued

Series 2021-SFR1, Class F1, 3.24%, 8/17/2038 (a)	600,000	553,431

Series 2021-SFR2, Class E1, 2.26%, 9/17/2038 (a)	635,000	585,035

Series 2021-SFR2, Class E2, 2.36%, 9/17/2038 (a)	814,000	740,381

Flagship Credit Auto Trust

Series 2020-4, Class D, 2.18%, 2/16/2027 (a)	280,000	277,094

Series 2021-4, Class C, 1.96%, 12/15/2027 (a)	500,000	488,836

FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	1,094,922	1,131,328

Foundation Finance Trust

Series 2020-1A, Class B, 4.62%, 7/16/2040 ‡ (a)	300,000	313,197

Series 2020-1A, Class C, 5.75%, 7/16/2040 ‡ (a)	150,000	157,910

Series 2021-1A, Class C, 2.99%, 5/15/2041 ‡ (a)	536,000	520,896

FREED ABS Trust

Series 2021-2, Class C, 1.94%, 6/19/2028 ‡ (a)	200,000	197,289

Series 2022-1FP, Class D, 3.35%, 3/19/2029 ‡ (a)	700,000	692,923

Genesis Private Label Amortizing Trust Series 2020-1, Class B, 2.83%, 7/20/2030 (a)	20,353	20,348

Genesis Sales Finance Master Trust Series 2020-AA, Class C, 2.99%, 9/22/2025 (a)	300,000	299,324

Hilton Grand Vacations Trust Series 2020-AA, Class C, 6.42%, 2/25/2039 ‡ (a)	309,531	330,579

HIN Timeshare Trust Series 2020-A, Class D, 5.50%, 10/9/2039 ‡ (a)	125,494	127,403

Lendingpoint Asset Securitization Trust Series 2022-A, Class D, 4.54%, 6/15/2029 (a)	1,000,000	991,342

Lendmark Funding Trust

Series 2019-2A, Class C, 3.72%, 4/20/2028 ‡ (a)	100,000	100,806

Series 2019-2A, Class D, 5.24%, 4/20/2028 ‡ (a)	700,000	710,627

LL ABS Trust Series 2020-1A, Class B, 3.79%, 1/17/2028 ‡ (a)	350,000	352,832

LP LMS Asset Securitization Trust 6.17%, 10/15/2028	550,000	548,625

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Mariner Finance Issuance Trust Series 2021-AA, Class D, 3.83%, 3/20/2036 ‡ (a)	351,000	347,318

Mercury Financial Credit Card Master Trust

Series 2021-1A, Class A, 1.54%, 3/20/2026 (a)	600,000	593,754

Series 2021-1A, Class B, 2.33%, 3/20/2026 (a)	200,000	198,485

MVW LLC

Series 2020-1A, Class C, 4.21%, 10/20/2037 ‡ (a)	189,237	190,348

Series 2019-2A, Class B, 2.44%, 10/20/2038 ‡ (a)	85,711	84,870

MVW Owner Trust Series 2019-1A, Class C, 3.33%, 11/20/2036 ‡ (a)	52,786	52,519

New Residential Mortgage Loan Trust

Series 2022-SFR1, Class D, 3.30%, 2/17/2039 ‡ (a)	340,000	329,993

Series 2022-SFR1, Class E1, 3.55%, 2/17/2039 (a)	420,000	404,317

NMEF Funding LLC Series 2021-A, Class C, 2.58%, 12/15/2027 ‡ (a)	600,000	582,351

NRZ Excess Spread-Collateralized Notes

Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (a)	268,008	265,784

Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (a)	432,479	418,858

Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (a)	246,534	237,419

Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	368,881	365,231

NRZ FHT Excess LLC Series 2020-FHT1, Class A, 4.21%, 11/25/2025 (a)	292,980	291,219

Octane Receivables Trust Series 2020-1A, Class C, 2.89%, 3/20/20260 ‡ (a)	350,000	350,069

Oportun Funding LLC Series 2020-1, Class A, 2.20%, 5/15/2024 (a)	23,395	23,410

Oportun Funding XIV LLC

Series 2021-A, Class A, 1.21%, 3/8/2028 (a)	100,000	97,704

Series 2021-A, Class C, 3.44%, 3/8/2028 ‡ (a)	380,000	381,175

Oportun Issuance Trust

Series 2021-B, Class B, 1.96%, 5/8/2031 ‡ (a)	400,000	389,237

Series 2021-B, Class C, 3.65%, 5/8/2031 ‡ (a)	100,000	99,475

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Asset-Backed Securities — continued

Pagaya AI Debt Selection Trust Series 2021-1, Class B, 2.13%, 11/15/2027 ‡ (a)	499,794	481,612

Prestige Auto Receivables Trust Series 2018-1A, Class D, 4.14%, 10/15/2024 (a)	115,000	116,278

PRET LLC

Series 2021-NPL6, Class A1, 2.49%, 7/25/2051 ‡ (a) (f)	866,549	848,882

Series 2021-RN3, Class A1, 1.84%, 9/25/2051 ‡ (a) (f)	952,860	925,543

Pretium Mortgage Credit Partners I LLC Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 (a) (f)	427,725	418,904

Progress Residential

Series 2021-SFR3, Class E1, 2.54%, 5/17/2026 ‡ (a)	450,000	418,086

Series 2021-SFR3, Class E2, 2.69%, 5/17/2026 (a)	645,000	600,358

Progress Residential Trust

Series 2020-SFR3, Class E, 2.30%, 10/17/2027 ‡ (a)	300,000	276,541

Series 2022-SFR1, Class E2, 3.99%, 2/17/2029 (a)	750,000	718,352

Series 2020-SFR1, Class E, 3.03%, 4/17/2037 ‡ (a)	425,000	412,511

Series 2020-SFR2, Class D, 3.87%, 6/17/2037 ‡ (a)	750,000	751,219

Series 2021-SFR2, Class E2, 2.65%, 4/19/2038 (a)	400,000	371,365

Series 2021-SFR5, Class E1, 2.21%, 7/17/2038 (a)	950,000	871,709

Series 2021-SFR5, Class E2, 2.36%, 7/17/2038 (a)	270,000	245,825

Series 2021-SFR7, Class E1, 2.59%, 8/17/2040 (a)	693,000	630,165

ReadyCap Lending Small Business Loan Trust Series 2019-2, Class A, 2.75%, 12/27/2044 (a) (h)	109,593	108,868

Regional Management Issuance Trust

Series 2020-1, Class C, 3.80%, 10/15/2030 ‡ (a)	300,000	300,383

Series 2021-1, Class D, 5.07%, 3/17/2031 ‡ (a)	500,000	493,120

Santander Drive Auto Receivables Trust Series 2021-2, Class D, 1.35%, 7/15/2027	400,000	393,922

Santander Revolving Auto Loan Trust Series 2019-A, Class D, 3.45%, 1/26/2032 (a)	150,000	152,325

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Sierra Timeshare Receivables Funding LLC

Series 2020-2A, Class D, 6.59%, 7/20/2037 ‡ (a)	931,390	954,997

Series 2021-1A, Class D, 3.17%, 11/20/2037 ‡ (a)	438,871	431,393

Small Business Lending Trust Series 2020-A, Class A, 2.62%, 12/15/2026 (a)	3,238	3,239

Tricon American Homes Series 2020-SFR1, Class E, 3.54%, 7/17/2038 ‡ (a)	300,000	290,639

United Airlines Pass-Through Trust

Series 2014-1, Class A, 4.00%, 4/11/2026	128,502	131,530

Series 2016-2, Class A, 3.10%, 10/7/2028	7,886	7,692

Series 2018-1, Class A, 3.70%, 3/1/2030	12,880	12,717

US Airways Pass-Through Trust Series 2011-1, Class A, 7.13%, 10/22/2023	14,229	14,777

USASF Receivables LLC Series 2020-1A, Class B, 3.22%, 5/15/2024 (a)	500,000	501,861

VCAT LLC

Series 2021-NPL1, Class A1, 2.29%, 12/26/2050 ‡ (a) (f)	325,429	321,047

Series 2021-NPL5, Class A1, 1.87%, 8/25/2051 (a) (f)	732,050	710,864

Veros Auto Receivables Trust Series 2021-1, Class B, 1.49%, 10/15/2026 (a)	300,000	292,770

VOLT XCII LLC Series 2021-NPL1, Class A1, 1.89%, 2/27/2051 (a) (f)	161,742	158,376

VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 (a) (f)	741,287	725,673

VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (a) (f)	244,840	240,480

Westgate Resorts LLC

Series 2020-1A, Class C, 6.21%, 3/20/2034 ‡ (a)	163,315	168,561

Series 2022-1A, Class B, 2.29%, 8/20/2036 ‡ (a)	244,936	242,216

Series 2022-1A, Class D, 3.84%, 8/20/2036 ‡ (a)	979,743	967,559

Total Asset-Backed Securities (Cost $48,410,838)		47,694,165

Mortgage-Backed Securities — 14.9%

FHLMC Gold Pools, 30 Year Pool # G60855, 4.50%, 12/1/2045	86,213	90,985

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	63

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Mortgage-Backed Securities — continued

FHLMC Gold Pools, Other Pool # N31271, 4.50%, 1/1/2036	17,382	18,540

FHLMC UMBS, 30 Year Pool # QA5045, 4.00%, 11/1/2049	77,324	80,858

FNMA Pool # BS4197, 2.14%, 12/1/2033	500,000	485,590

FNMA UMBS, 20 Year Pool # MA3004, 4.00%, 5/1/2037	427,465	452,055

FNMA UMBS, 30 Year

Pool # AL2374, 4.00%, 12/1/2041	121,896	130,678

Pool # AL4244, 4.00%, 7/1/2042	138,730	149,022

Pool # BM1164, 3.50%, 12/1/2045	96,472	100,600

Pool # MA3073, 4.50%, 7/1/2047	23,810	25,368

Pool # BK4769, 5.00%, 8/1/2048	438,181	475,322

Pool # BN5013, 5.00%, 1/1/2049	142,285	157,306

Pool # BO1073, 4.50%, 6/1/2049	54,063	57,210

Pool # BO3039, 3.00%, 7/1/2049	171,052	174,005

Pool # BN6475, 4.00%, 7/1/2049	30,091	31,558

Pool # BO2562, 4.00%, 7/1/2049	112,932	118,299

Pool # BO4519, 4.00%, 8/1/2049	7,999	8,383

Pool # BO2203, 3.50%, 9/1/2049	298,977	308,818

Pool # FM9961, 3.00%, 12/1/2051	498,380	504,456

Pool # CB2637, 2.50%, 1/1/2052	526,990	520,563

Pool # BV0273, 3.00%, 1/1/2052	319,487	324,967

Pool # CB2670, 3.00%, 1/1/2052	468,916	476,959

Pool # BV3930, 3.00%, 2/1/2052	600,000	607,833

Pool # BV0295, 3.50%, 2/1/2052	688,960	722,530

FNMA, Other

Pool # AM8846, 2.68%, 5/1/2025	144,359	147,584

Pool # AM0414, 2.87%, 9/1/2027	400,000	412,850

Pool # AN7560, 2.90%, 12/1/2027	186,331	192,784

Pool # BL2367, 3.48%, 5/1/2029	544,947	583,516

Pool # BS1577, 1.82%, 2/1/2030	868,000	842,478

Pool # 387898, 3.71%, 8/1/2030	750,000	823,250

Pool # BL9645, 1.50%, 1/1/2031	100,000	93,644

Pool # BL9627, 1.56%, 1/1/2031	500,000	470,648

Pool # BS1731, 1.82%, 1/1/2031	987,923	952,363

Pool # BL6367, 1.82%, 4/1/2032	330,000	315,338

Pool # BL8708, 1.40%, 11/1/2032	200,000	179,513

Pool # AN9725, 3.76%, 7/1/2033	103,997	114,519

Pool # BS5018, IO, 2.88%, 10/1/2035 (g)	750,000	761,482

Pool # MA1072, 3.50%, 5/1/2042	12,655	13,410

Pool # BF0230, 5.50%, 1/1/2058	491,358	563,108

Pool # BF0497, 3.00%, 7/1/2060	72,356	73,800

FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 2.50%, 3/25/2052 (g)	6,325,000	6,240,255

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

GNMA II

Pool # CJ7125, ARM, 1.94%, 10/20/2071 (h)	456,598	485,776

Pool # CJ7141, ARM, 1.85%, 11/20/2071 (h)	455,909	482,689

Pool # CE9384, ARM, 1.88%, 11/20/2071 (h)	735,674	781,646

Pool # CE5557, ARM, 2.05%, 11/20/2071 (h)	99,407	106,584

GNMA II, 30 Year

Pool # AJ9020, 4.50%, 10/20/2044	34,458	35,848

Pool # BB3525, 4.00%, 9/20/2047	26,262	27,676

Pool # BM2418, 4.00%, 8/20/2049	20,385	21,681

Pool # BN7049, 4.50%, 8/20/2049	170,559	184,809

Pool # BP7160, 4.50%, 9/20/2049	88,279	96,325

Pool # CC9803, 4.00%, 4/20/2051	414,320	437,273

Pool # MA7534, 2.50%, 8/20/2051	5,141,188	5,144,889

Pool # MA7705, 2.50%, 11/20/2051	6,915,804	6,920,802

Pool # CH7863, 3.50%, 12/20/2051	714,389	762,633

Pool # CI2080, 3.50%, 12/20/2051	861,921	890,595

Pool # CH0876, 3.00%, 1/20/2052	113,402	118,298

Pool # CH0877, 3.00%, 1/20/2052	279,459	290,483

Pool # CH0878, 3.00%, 1/20/2052	329,467	341,239

Pool # CJ3916, 3.00%, 1/20/2052	758,035	788,883

Pool # CK2608, 3.00%, 1/20/2052	497,997	508,371

Pool # CK4909, 3.00%, 1/20/2052	99,833	102,656

Pool # CK4916, 3.00%, 1/20/2052	234,610	238,914

Pool # CJ8184, 3.50%, 1/20/2052	639,018	688,813

Pool # CK4918, 3.50%, 1/20/2052	79,871	84,509

Pool # CK7137, 4.00%, 1/20/2052	496,693	520,763

Pool # CK2667, 3.00%, 2/20/2052	650,000	669,996

Pool # CK2672, 3.50%, 2/20/2052	600,000	627,403

Maple Estates 4/1/2032 (g)	500,000	504,220

Willow Glen Second 2.44%, 5/1/2031 (g)	600,000	598,998

Total Mortgage-Backed Securities (Cost $42,040,307)		41,265,219

U.S. Treasury Obligations — 13.6%

U.S. Treasury Bonds 4.50%, 8/15/2039	865,000	1,171,973

1.13%, 5/15/2040	709,000	589,633

4.38%, 5/15/2040	370,000	494,485

1.38%, 11/15/2040	654,000	565,506

4.75%, 2/15/2041	718,000	1,002,311

2.25%, 5/15/2041	2,518,000	2,510,033

3.75%, 11/15/2043	1,070,000	1,336,873

3.38%, 11/15/2048	794,000	980,404

2.38%, 11/15/2049	1,535,000	1,591,603

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

U.S. Treasury Obligations — continued

2.00%, 2/15/2050	1,097,000	1,050,506

1.38%, 8/15/2050	615,000	506,294

1.63%, 11/15/2050	700,000	613,320

1.88%, 2/15/2051	978,000	910,457

2.38%, 5/15/2051	2,003,000	2,088,519

2.25%, 2/15/2052	3,860,000	3,932,375

U.S. Treasury Notes 2.13%, 2/29/2024	156,000	157,993

1.13%, 2/28/2025	565,000	556,525

1.50%, 8/15/2026	434,000	429,389

1.13%, 10/31/2026	5,949,000	5,780,755

1.25%, 3/31/2028	180,000	174,248

1.25%, 4/30/2028	4,100,000	3,967,070

0.88%, 11/15/2030	430,000	397,229

1.63%, 5/15/2031	932,000	915,799

U.S. Treasury STRIPS Bonds 1.25%, 5/15/2033 (i)	2,083,000	1,657,645

2.29%, 2/15/2034 (i)	838,000	651,942

1.17%, 8/15/2039 (i)	1,297,000	901,980

2.18%, 11/15/2040 (i)	1,301,000	829,557

2.27%, 8/15/2041 (i)	207,000	128,797

2.23%, 11/15/2041 (i)	845,000	537,679

2.52%, 2/15/2042 (i)	718,000	441,158

1.39%, 2/15/2045 (i)	649,000	377,720

3.43%, 8/15/2048 (i)	876,000	486,397

Total U.S. Treasury Obligations (Cost $38,855,460)		37,736,175

Commercial Mortgage-Backed Securities — 6.8%

ACRE Commercial Mortgage Ltd. (Cayman Islands) Series 2021-FL4, Class B, 1.54%, 12/18/2037 ‡ (a) (h)	250,000	248,133

BAMLL Re-REMIC Trust

Series 2014-FRR4, Class BK29, PO, 4/27/2023 (a)	836,170	793,503

Series 2014-FRR5, Class AK37, 2.44%, 1/27/2047 (a) (h)	770,000	751,862

Bancorp Commercial Mortgage Trust Series 2019-CRE6, Class D, 2.46%, 9/15/2036 ‡ (a) (h)	150,000	147,388

BB-UBS Trust

Series 2012-SHOW, Class E, 4.03%, 11/5/2036 ‡ (a) (h)	225,000	211,924

Cascade Funding Mortgage Trust

Series 2021-FRR1, Class DK45, 2/28/2025 ‡ (a)	380,000	315,604

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Series 2021-FRR1, Class CK45, 1.63%, 2/28/2025 ‡ (a)	500,000	456,477

Series 2021-FRR1, Class BK45, 2.32%, 2/28/2025 ‡ (a)	600,000	572,054

Series 2021-FRR1, Class CK54, 2/28/2026 ‡ (a)	480,000	375,632

Series 2021-FRR1, Class DKW1, 2/28/2026 ‡ (a)	430,000	339,089

Series 2021-FRR1, Class BK99, 9/29/2029 ‡ (a)	400,000	244,343

FHLMC Multi-Family WI Certificates Series K142, Class A2, 2.40%, 3/25/2032	1,250,000	1,243,098

FHLMC, Multi-Family Structured Credit Risk

Series 2021-MN1, Class M1, 2.05%, 1/25/2051 (a) (h)	426,274	412,403

Series 2021-MN1, Class M2, 3.80%, 1/25/2051 (a) (h)	375,000	356,608

Series 2021-MN3, Class M1, 2.35%, 11/25/2051 (a) (h)	649,144	629,603

FHLMC, Multi-Family Structured Pass-Through Certificates

Series KJ08, Class A2, 2.36%, 8/25/2022	7,983	7,999

Series KW06, Class A2, 3.80%, 6/25/2028 (h)	1,750,000	1,899,636

Series K088, Class A2, 3.69%, 1/25/2029	350,000	381,095

Series KLU3, Class X1, IO, 1.94%, 1/25/2031 (h)	3,495,156	461,188

Series K128, Class X3, IO, 2.79%, 4/25/2031 (h)	550,000	113,421

Series K-1520, Class X1, IO, 0.47%, 2/25/2036 ‡ (h)	4,495,410	226,121

Series K-1520, Class X3, IO, 3.09%, 4/25/2039 (h)	550,000	175,225

Series Q014, Class X, IO, 2.80%, 10/25/2055 (h)	1,946,829	435,653

FNMA ACES

Series 2017-M3, Class A2, 2.47%, 12/25/2026 (h)	296,418	302,173

Series 2021-M11, Class A2, 1.46%, 3/25/2031 (h)	300,000	280,481

Series 2022-M1, Class A1, 1.67%, 10/25/2031 (h)	489,392	479,887

Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	96,084	92,328

Series 2021-M3, Class X1, IO, 1.98%, 11/25/2033 (h)	575,823	71,788

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	65

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Commercial Mortgage-Backed Securities — continued

FNMA, Multi-Family REMIC Trust

Series 2022-M1G, Class A2, 1.53%, 9/25/2031(h)	700,000	649,746

FREMF Mortgage Trust

Series 2015-K720, Class B, 3.38%, 7/25/2022(a)(h)	180,000	180,951

Series 2018-KL3W, Class CW, 4.23%, 8/25/2025(a)(h)	250,000	240,304

Series 2018-KBX1, Class B, 3.58%, 1/25/2026(a)(h)	500,000	491,701

Series 2021-KHG3, Class BFX, 2.48%, 9/25/2028(a)	1,000,000	909,421

Series 2015-K44, Class B, 3.67%, 1/25/2048(a)(h)	200,000	205,368

Series 2015-K45, Class B, 3.59%, 4/25/2048(a)(h)	100,000	101,888

Series 2015-K48, Class B, 3.64%, 8/25/2048(a)(h)	200,000	204,656

Series 2015-K50, Class B, 3.78%, 10/25/2048(a)(h)	200,000	206,293

Series 2015-K51, Class B, 3.95%, 10/25/2048(a)(h)	175,000	181,220

Series 2016-K52, Class B, 3.93%, 1/25/2049(a)(h)	250,000	260,750

Series 2016-K53, Class C, 4.02%, 3/25/2049(a)(h)	70,000	71,256

Series 2017-K729, Class B, 3.67%, 11/25/2049(a)(h)	300,000	306,301

FRR Re-REMIC Trust

Series 2018-C1, Class C720, PO, 8/27/2047‡(a)	500,000	491,231

Series 2018-C1, Class CK43, PO, 2/27/2048‡(a)	612,660	529,887

JPMCC Re-REMIC Trust

Series 2015-FRR2, Class AK39, 2.79%, 8/27/2047(a)(h)	944,000	926,446
MHC Commercial Mortgage Trust

Series 2021-MHC, Class F, 2.79%, 4/15/2038‡(a)(h)	600,000	586,483

PFP Ltd. (Cayman Islands)

Series 2021-7, Class C, 1.78%, 4/14/2038‡(a)(h)	164,992	162,760

Series 2021-7, Class D, 2.53%, 4/14/2038‡(a)(h)	169,992	167,989

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $19,169,370)		18,899,367

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Collateralized Mortgage Obligations — 3.0%

Anchor Mortgage Trust

Series 2021-1, Class A2, 3.65%, 10/25/2026(a)(f)	476,191	471,352

Bayview Financing Trust

Series 2021-2F, Class M2, 2.55%, 12/31/2049‡(a)(h)	233,354	233,938

FHLMC, REMIC

Series 2708, Class ZD, 5.50%, 11/15/2033	104,790	114,969

Series 4302, Class PA, 4.00%, 12/15/2043	77,095	81,791

Series 4281, Class BC, 4.50%, 12/15/2043(h)	106,120	115,439

FMC GMSR Issuer Trust

Series 2021-GT1, Class B, 4.36%, 7/25/2026‡(a)(h)	400,000	384,428

FNMA, REMIC

Series 2003-7, Class FA, 0.94%, 2/25/2033(h)	101,641	103,470

Series 2013-108, Class GU, 3.00%, 10/25/2033	545,000	561,002

Series 2005-110, Class TY, 5.50%, 12/25/2035	60,991	68,110

Series 2007-89, Class F, 0.77%, 9/25/2037(h)	115,093	116,654

Series 2011-112, Class PB, 4.00%, 11/25/2041	132,036	138,781

GNMA

Series 2010-H24, Class FA, 0.45%, 10/20/2060(h)	77,864	77,760

Series 2014-H03, Class FA, 0.70%, 1/20/2064(h)	64,125	64,295

Series 2015-H05, Class FC,

0.58%, 2/20/2065(h)	279,633	279,870

Home RE Ltd. (Bermuda)

Series 2021-2, Class M1A, 1.30%, 1/25/2034‡(a)(h)	235,000	233,753

LHOME Mortgage Trust

Series 2021-RTL1, Class A1, 2.09%, 9/25/2026(a)(h)	255,000	248,782

PMT Credit Risk Transfer Trust

Series 2021-1R, Class A, 3.09%, 2/27/2024(a)(h)	287,760	292,105

PRPM LLC

Series 2021-2, Class A1, 2.12%, 3/25/2026(a)(h)	200,216	196,567

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Collateralized Mortgage Obligations — continued

RCO VI Mortgage LLC

Series 2022-1, Class A1, 3.00%, 1/25/2027 (a) (f)	600,000	591,853

Seasoned Credit Risk Transfer Trust

Series 2018-1, Class M60C, 3.50%, 5/25/2057	180,019	185,482

Series 2018-3, Class MA, 3.50%, 8/25/2057 ‡ (h)	74,128	76,233

Series 2018-3, Class M55D, 4.00%, 8/25/2057 ‡ (h)	319,577	335,330

Series 2018-2, Class M55D, 4.00%, 11/25/2057	359,272	376,560

Series 2019-1, Class MA, 3.50%, 7/25/2058 ‡	144,089	148,475

Series 2019-2, Class MA, 3.50%, 8/25/2058 ‡	167,299	172,662

Series 2020-3, Class M5TW, 3.00%, 5/25/2060 ‡	579,148	591,335

Series 2020-3, Class TTW, 3.00%, 5/25/2060 ‡	592,374	602,386

Series 2021-1, Class BXS, 13.64%, 9/25/2060 ‡ (a) (h)	150,000	139,905

Towd Point Mortgage Trust

Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (a)	754,000	748,130

VOLT CV LLC

Series 2021-CF2, Class A1, 2.49%, 11/27/2051 (a) (f)	469,262	463,222

Total Collateralized Mortgage Obligations (Cost $8,316,923)		8,214,639

	SHARES
Common Stocks — 0.0% (e)

Diversified Telecommunication Services — 0.0% (e)

Intelsat Emergence SA (Luxembourg) * ‡	270	9,180

Oil, Gas & Consumable Fuels — 0.0%(e)

Chesapeake Energy Corp.	23	1,777

EP Energy Corp. *	275	25,987

Oasis Petroleum, Inc.	109	14,444

		42,208

Professional Services — 0.0% (e)

NMG, Inc. *	1	165

TOTAL COMMON STOCKS (Cost $18,729)		51,553

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — 0.0% (e) (j)

Ohio — 0.0% (e)

Ohio University, General Receipts, Federally Taxable Rev., 5.59%, 12/1/2114 (Cost $32,781)	25,000	37,114

	NO. OF WARRANTS
Warrants—0.0% (e)

Diversified Telecommunication Services — 0.0% (e)

Windstream Holdings, Inc. expiring 12/31/2049, price 10.75 USD * ‡	16	184

Media — 0.0% (e)

Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD (United Kingdom) * ‡	78	1,677

Oil, Gas & Consumable Fuels — 0.0% (e)

Chesapeake Energy Corp. expiring 2/9/2026, price 31.49 USD *	79	3,767

expiring 2/9/2026, price 27.08 USD *	71	3,674

expiring 2/9/2026, price 35.46 USD *	44	1,914

		9,355

Total Warrants (Cost $1)		11,216

	SHARES
Preferred Stocks — 0.0% (e)

Internet & Direct Marketing Retail — 0.0% (e)

MYT Holding LLC,

Series A, 10.00%, 6/6/2029 ‡ (Cost $2,753)	2,868	5,377

	NO. OF RIGHTS
Rights — 0.0% (e)

Diversified Telecommunication Services — 0.0% (e)

Intelsat Jackson Holdings SA, expiring 12/5/2025 (Luxembourg) * ‡ (Cost $1)	56	1

	SHARES
Short-Term Investments — 12.9%
Investment Companies — 12.9%

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (k) (l) (Cost $35,701,290)	35,701,290	35,701,290

Total Investments — 100.9% (Cost $286,668,195)		279,423,108

Liabilities in Excess of Other Assets — (0.9)%		(2,569,176)

NET ASSETS — 100.0%		276,853,932

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	67

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of February 28, 2022.
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
OYJ	Public Limited Company
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.

(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2022.
(c)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of February 28, 2022.
(d)	Security is an interest bearing note with preferred security characteristics.
(e)	Amount rounds to less than 0.1% of net assets.
(f)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of February 28, 2022.
(g)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(h)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 28, 2022.
(i)	The rate shown is the effective yield as of February 28, 2022.
(j)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(k)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of February 28, 2022.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

Futures contracts outstanding as of February 28, 2022:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 2 Year Note	72	06/2022	USD	15,487,312	23,594
U.S. Treasury 5 Year Note	13	06/2022	USD	1,537,148	(127)
U.S. Treasury 10 Year Note	23	06/2022	USD	2,930,703	10,256
U.S. Treasury 10 Year Ultra Note	9	06/2022	USD	1,272,938	2,559
U.S. Treasury Long Bond	12	06/2022	USD	1,883,250	13,443
U.S. Treasury Ultra Bond	13	06/2022	USD	2,425,313	22,128

					71,853

Short Contracts
U.S. Treasury 5 Year Note	(1)	06/2022	USD	(118,242)	(471)
U.S. Treasury 10 Year Note	(2)	06/2022	USD	(254,844)	(1,614)
U.S. Treasury 10 Year Ultra Note	(3)	06/2022	USD	(424,312)	(4,108)

					(6,193)

					65,660

Abbreviations

USD	United States Dollar

Forward foreign currency exchange contracts outstanding as of February 28, 2022:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
BRL	4,056,003	USD	764,995	Citibank, NA**	3/15/2022	19,545
CAD	974,911	USD	769,093	Goldman Sachs International	3/15/2022	111
CNY	4,905,512	USD	769,093	Standard Chartered Bank**	3/15/2022	6,562
MXN	15,832,621	USD	769,093	Goldman Sachs International	3/15/2022	2,182
USD	770,773	CAD	974,911	Goldman Sachs International	3/15/2022	1,570
USD	776,024	ZAR	11,693,937	State Street Corp.	3/15/2022	16,805

Total unrealized appreciation						46,775

USD	774,401	BRL	4,056,003	Standard Chartered Bank**	3/15/2022	(10,139)
USD	769,998	CNY	4,905,512	BNP Paribas**	3/15/2022	(5,657)
USD	770,605	MXN	15,832,621	Citibank, NA	3/15/2022	(669)
ZAR	11,109,841	USD	730,923	Citibank, NA	3/15/2022	(9,626)
ZAR	584,096	USD	38,170	Goldman Sachs International	3/15/2022	(248)

Total unrealized depreciation						(26,339)

Net unrealized appreciation						20,436

Abbreviations

BRL	Brazilian Real
CAD	Canadian Dollar
CNY	China Yuan
MXN	Mexican Peso
USD	United States Dollar
ZAR	South African Rand
**	Non-deliverable forward.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	69

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

Centrally Cleared Credit default swap contracts outstanding — buy protection(a) as of February 28, 2022:
Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Maturity Date	Implied Credit Spread (%)(b)	Notional Amount(c)	Upfront Payments (Receipts) ($)(d)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX.NA.HY.37-V1	5.00	Quarterly	12/20/2026	3.64	USD 1,536,000	(78,735)	(22,996)	(101,731)
CDX.NA.HY.37-V1	5.00	Quarterly	12/20/2026	3.64	USD 1,024,000	(53,761)	(14,061)	(67,822)

						(132,496)	(37,057)	(169,553)

(a)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(b)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(c)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(d)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations

CDX	Credit Default Swap Index
USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

JPMorgan Corporate Bond Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — 98.9%

Aerospace & Defense — 4.4%

BAE Systems plc (United Kingdom)

3.40%, 4/15/2030(a)	35,000	35,731

Boeing Co. (The)

4.51%, 5/1/2023	190,000	195,224

4.88%, 5/1/2025	189,000	200,923

5.04%, 5/1/2027	181,000	196,629

5.15%, 5/1/2030	126,000	139,172

3.60%, 5/1/2034	159,000	154,115

5.71%, 5/1/2040	105,000	122,314

3.75%, 2/1/2050	30,000	27,876

L3Harris Technologies, Inc.

4.40%, 6/15/2028	174,000	187,719

Leidos, Inc.

4.38%, 5/15/2030	238,000	252,690

2.30%, 2/15/2031	140,000	126,081

Northrop Grumman Corp.

3.25%, 1/15/2028	90,000	91,950

4.03%, 10/15/2047	41,000	43,239

Precision Castparts Corp.

3.25%, 6/15/2025	24,000	24,862

Raytheon Technologies Corp.

3.50%, 3/15/2027	63,000	65,932

3.13%, 5/4/2027	146,000	150,166

4.45%, 11/16/2038	107,000	119,209

3.75%, 11/1/2046	88,000	88,935

2.82%, 9/1/2051	60,000	52,218

		2,274,985

Air Freight & Logistics — 0.6%

FedEx Corp.

2.40%, 5/15/2031	60,000	57,045

3.25%, 5/15/2041	160,000	149,545

4.05%, 2/15/2048	90,000	91,832

		298,422

Auto Components — 0.4%

Lear Corp.

3.80%, 9/15/2027	190,000	197,821

Automobiles — 0.7%

General Motors Co.

6.13%, 10/1/2025	314,000	347,445

Banks — 17.3%

Bank of America Corp.

(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (b)	527,000	531,684

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Banks — continued

(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 3/5/2024 (b)	146,000	148,313

(ICE LIBOR USD 3 Month + 0.87%), 2.46%, 10/22/2025(b)	30,000	29,925

(SOFR + 1.15%), 1.32%, 6/19/2026 (b)	60,000	57,329

(ICE LIBOR USD 3 Month + 1.06%), 3.56%, 4/23/2027 (b)	154,000	158,086

(ICE LIBOR USD 3 Month + 1.58%), 3.82%, 1/20/2028 (b)	146,000	152,013

(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (b)	275,000	281,143

(ICE LIBOR USD 3 Month + 0.99%), 2.50%, 2/13/2031 (b)	237,000	225,693

(SOFR + 1.32%), 2.69%, 4/22/2032 (b)	60,000	57,706

(ICE LIBOR USD 3 Month + 1.81%), 4.24%, 4/24/2038 (b)	156,000	170,008

(SOFR + 1.93%), 2.68%, 6/19/2041 (b)	50,000	43,904

(SOFR + 1.58%), 3.31%, 4/22/2042 (b)	70,000	67,088

(ICE LIBOR USD 3 Month + 1.19%), 3.95%, 1/23/2049 (b)	50,000	52,216

(ICE LIBOR USD 3 Month + 3.15%), 4.08%, 3/20/2051 (b)	78,000	83,691

Citigroup, Inc.

(ICE LIBOR USD 3 Month + 0.95%), 2.88%, 7/24/2023 (b)	247,000	248,353

(ICE LIBOR USD 3 Month + 0.90%), 3.35%, 4/24/2025 (b)	428,000	436,560

(SOFR + 2.84%), 3.11%, 4/8/2026 (b)	78,000	79,021

3.20%, 10/21/2026	297,000	302,823

(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028 (b)	76,000	78,644

(SOFR + 1.15%), 2.67%, 1/29/2031 (b)	107,000	103,161

(SOFR + 3.91%), 4.41%, 3/31/2031 (b)	156,000	169,021

(ICE LIBOR USD 3 Month + 1.17%), 3.88%, 1/24/2039 (b)	87,000	90,636

4.65%, 7/23/2048	78,000	91,176

Citizens Financial Group, Inc.

4.30%, 12/3/2025	160,000	168,479

3.25%, 4/30/2030	150,000	151,863

HSBC Holdings plc (United Kingdom)

(ICE LIBOR USD 3 Month + 1.61%), 3.97%, 5/22/2030 (b)	200,000	206,323

6.10%, 1/14/2042	75,000	98,596

Huntington Bancshares, Inc.

2.63%, 8/6/2024	63,000	63,533

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	71

JPMorgan Corporate Bond Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Banks — continued

Mitsubishi UFJ Financial Group, Inc. (Japan)

3.76%, 7/26/2023	228,000	234,112

3.68%, 2/22/2027	31,000	32,436

3.96%, 3/2/2028	119,000	125,631

3.74%, 3/7/2029	231,000	241,850

NatWest Group plc (United Kingdom)

6.13%, 12/15/2022	449,000	463,886

6.00%, 12/19/2023	229,000	242,910

5.13%, 5/28/2024	351,000	369,664

PNC Financial Services Group, Inc. (The)

3.90%, 4/29/2024	13,000	13,523

2.60%, 7/23/2026	253,000	256,499

3.15%, 5/19/2027	23,000	23,827

Sumitomo Mitsui Financial Group, Inc. (Japan)

2.63%, 7/14/2026	238,000	238,437

3.36%, 7/12/2027	77,000	79,506

2.93%, 9/17/2041	200,000	179,767

Truist Financial Corp.

1.13%, 8/3/2027	90,000	83,489

US Bancorp

Series V, 2.38%, 7/22/2026	129,000	130,049

Wells Fargo & Co.

3.75%, 1/24/2024	146,000	150,517

(SOFR + 1.09%), 2.41%, 10/30/2025(b)	88,000	87,715

(SOFR + 2.00%), 2.19%, 4/30/2026 (b)	107,000	105,587

3.00%, 10/23/2026	188,000	190,356

4.30%, 7/22/2027	88,000	93,907

(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 5/22/2028 (b)	276,000	284,995

(SOFR + 1.43%), 2.88%, 10/30/2030 (b)	202,000	198,786

3.90%, 5/1/2045	117,000	121,347

4.75%, 12/7/2046	68,000	76,316

Westpac Banking Corp. (Australia)

2.85%, 5/13/2026	241,000	247,261

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.35%), 2.89%, 2/4/2030 (b)	100,000	98,791

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 4.11%, 7/24/2034 (b)	107,000	110,481

2.96%, 11/16/2040	71,000	62,837

		8,891,470

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Beverages — 2.2%

Anheuser-Busch Cos. LLC (Belgium)

3.65%, 2/1/2026	51,000	53,275

4.70%, 2/1/2036	77,000	85,815

4.90%, 2/1/2046	160,000	180,794

Anheuser-Busch InBev Worldwide, Inc. (Belgium)

4.00%, 4/13/2028	49,000	52,187

4.90%, 1/23/2031	34,000	38,981

4.60%, 4/15/2048	213,000	233,514

4.44%, 10/6/2048	39,000	41,730

Coca-Cola Co. (The)

1.75%, 9/6/2024	68,000	68,083

2.60%, 6/1/2050	106,000	92,988

Constellation Brands, Inc.

3.15%, 8/1/2029	66,000	66,034

Keurig Dr Pepper, Inc.

3.80%, 5/1/2050	20,000	19,676

Molson Coors Beverage Co.

4.20%, 7/15/2046	30,000	29,825

PepsiCo, Inc.

2.75%, 3/19/2030	107,000	107,217

3.50%, 3/19/2040	66,000	68,618

		1,138,737

Biotechnology — 3.2%

AbbVie, Inc.

2.90%, 11/6/2022	105,000	106,040

3.60%, 5/14/2025	68,000	70,235

2.95%, 11/21/2026	122,000	124,208

4.25%, 11/14/2028	192,000	207,313

4.05%, 11/21/2039	161,000	168,991

4.70%, 5/14/2045	68,000	75,374

4.25%, 11/21/2049	73,000	77,623

Amgen, Inc.

2.20%, 2/21/2027	68,000	67,094

2.45%, 2/21/2030	63,000	60,791

3.15%, 2/21/2040	40,000	37,373

4.40%, 5/1/2045	20,000	21,250

3.38%, 2/21/2050	20,000	18,335

4.40%, 2/22/2062	86,000	90,421

Biogen, Inc.

3.15%, 5/1/2050	80,000	65,368

Gilead Sciences, Inc.

3.65%, 3/1/2026	58,000	60,481

4.15%, 3/1/2047	247,000	258,859

SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Biotechnology — continued

Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	140,000	125,047

		1,634,803

Building Products — 0.0% (c)

Carrier Global Corp.

3.58%, 4/5/2050	20,000	19,021

Capital Markets — 5.4%

Charles Schwab Corp. (The) 1.95%, 12/1/2031	146,000	134,516

CME Group, Inc. 3.00%, 3/15/2025	109,000	111,838

Credit Suisse Group AG (Switzerland)

(ICE LIBOR USD 3 Month + 1.24%), 4.21%, 6/12/2024 (a)(b)	250,000	256,204

Goldman Sachs Group, Inc. (The) 4.00%, 3/3/2024	242,000	250,577

3.50%, 4/1/2025	130,000	133,626

3.85%, 1/26/2027	91,000	94,799

(ICE LIBOR USD 3 Month + 1.30%), 4.22%, 5/1/2029 (b)	249,000	263,958

3.80%, 3/15/2030	226,000	235,413

(SOFR + 1.25%), 2.38%, 7/21/2032 (b)	53,000	49,129

(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (b)	287,000	302,641

Morgan Stanley

(SOFR + 1.99%), 2.19%, 4/28/2026 (b)	128,000	126,341

3.63%, 1/20/2027	88,000	91,675

(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029 (b)	205,000	212,792

(SOFR + 1.14%), 2.70%, 1/22/2031 (b)	117,000	113,204

(SOFR + 3.12%), 3.62%, 4/1/2031 (b)	78,000	80,636

(SOFR + 1.36%), 2.48%, 9/16/2036 (b)	70,000	63,570

(ICE LIBOR USD 3 Month + 1.46%), 3.97%, 7/22/2038 (b)	146,000	152,897

4.30%, 1/27/2045	29,000	31,530

(SOFR + 1.43%), 2.80%, 1/25/2052 (b)	102,000	88,650

		2,793,996

Chemicals — 1.7%

Air Products and Chemicals, Inc. 2.80%, 5/15/2050	40,000	35,841

Dow Chemical Co. (The) 3.60%, 11/15/2050	60,000	57,379

Ecolab, Inc. 2.70%, 12/15/2051	113,000	98,603

Huntsman International LLC 4.50%, 5/1/2029	78,000	82,824

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Chemicals — continued

International Flavors & Fragrances, Inc. 5.00%, 9/26/2048	30,000	34,295

LYB International Finance III LLC

3.38%, 10/1/2040	160,000	149,743

3.63%, 4/1/2051	86,000	81,212

Sherwin-Williams Co. (The)

3.45%, 6/1/2027	76,000	79,063

2.95%, 8/15/2029	254,000	255,065

		874,025

Construction & Engineering — 0.2%

Quanta Services, Inc. 2.35%, 1/15/2032	120,000	108,928

Construction Materials — 0.3%

Martin Marietta Materials, Inc.

3.20%, 7/15/2051	168,000	149,653

Consumer Finance — 2.6%

AerCap Ireland Capital DAC (Ireland)

6.50%, 7/15/2025	450,000	495,765

3.85%, 10/29/2041	165,000	152,909

Capital One Financial Corp. 3.30%, 10/30/2024	182,000	186,307

General Motors Financial Co., Inc.

5.10%, 1/17/2024	100,000	104,881

3.95%, 4/13/2024	50,000	51,402

4.35%, 1/17/2027	86,000	90,378

3.60%, 6/21/2030	70,000	70,244

John Deere Capital Corp. 2.80%, 7/18/2029	200,000	203,367

		1,355,253

Diversified Financial Services — 1.6%

Berkshire Hathaway, Inc. 3.13%, 3/15/2026	297,000	308,075

Equitable Holdings, Inc. 4.35%, 4/20/2028	120,000	128,458

Shell International Finance BV (Netherlands)

3.25%, 5/11/2025	31,000	32,156

4.13%, 5/11/2035	243,000	264,326

4.38%, 5/11/2045	43,000	47,635

4.00%, 5/10/2046	29,000	30,746

		811,396

Diversified Telecommunication Services — 2.8%

AT&T, Inc.

4.30%, 2/15/2030	182,000	198,136

2.25%, 2/1/2032	222,000	204,878

4.50%, 5/15/2035	124,000	135,797

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	73

JPMorgan Corporate Bond Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Diversified Telecommunication Services — continued

4.50%, 3/9/2048	136,000	145,642

3.50%, 9/15/2053	155,000	141,731

3.55%, 9/15/2055	60,000	54,407

3.65%, 9/15/2059	30,000	27,215

Verizon Communications, Inc.

4.33%, 9/21/2028	45,000	49,000

3.40%, 3/22/2041	384,000	369,799

2.99%, 10/30/2056	127,000	108,284

		1,434,889

Electric Utilities — 5.1%

Baltimore Gas and Electric Co.

3.20%, 9/15/2049	80,000	75,606

2.90%, 6/15/2050	76,000	68,501

Commonwealth Edison Co. 3.00%, 3/1/2050	76,000	69,169

Duke Energy Corp.

3.75%, 4/15/2024	223,000	230,045

2.65%, 9/1/2026	18,000	18,086

3.30%, 6/15/2041	40,000	36,612

3.75%, 9/1/2046	117,000	111,774

Duke Energy Indiana LLC

Series YYY, 3.25%, 10/1/2049	20,000	18,414

2.75%, 4/1/2050	20,000	16,982

Emera US Finance LP (Canada) 4.75%, 6/15/2046	185,000	195,241

Entergy Louisiana LLC

4.00%, 3/15/2033	227,000	244,855

2.90%, 3/15/2051	67,000	59,337

Entergy Texas, Inc. 3.55%, 9/30/2049	44,000	42,223

Evergy, Inc.

2.45%, 9/15/2024	127,000	126,940

2.90%, 9/15/2029	102,000	101,155

Exelon Corp. 4.45%, 4/15/2046	20,000	21,591

Florida Power & Light Co.

3.95%, 3/1/2048	30,000	32,293

3.15%, 10/1/2049	88,000	83,887

Fortis, Inc. (Canada) 3.06%, 10/4/2026	148,000	149,645

Pacific Gas and Electric Co.

1.70%, 11/15/2023	61,000	59,927

3.45%, 7/1/2025	94,000	94,906

4.50%, 7/1/2040	116,000	109,299

3.30%, 8/1/2040	64,000	53,924

4.95%, 7/1/2050	30,000	29,717

3.50%, 8/1/2050	102,000	84,433

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Electric Utilities — continued

PPL Electric Utilities Corp. 3.00%, 10/1/2049	20,000	18,456

Southern California Edison Co.

2.25%, 6/1/2030	10,000	9,387

Series 13-A, 3.90%, 3/15/2043	6,000	5,795

Series C, 3.60%, 2/1/2045	111,000	103,331

4.00%, 4/1/2047	98,000	96,765

3.65%, 2/1/2050	14,000	13,236

Southern Co. (The) 4.40%, 7/1/2046	72,000	75,438

Virginia Electric and Power Co.

Series A, 3.15%, 1/15/2026	17,000	17,488

Series A, 3.50%, 3/15/2027	43,000	45,190

4.60%, 12/1/2048	30,000	34,345

2.45%, 12/15/2050	60,000	48,902

		2,602,895

Electronic Equipment, Instruments & Components — 0.2%

Teledyne Technologies, Inc. 2.75%, 4/1/2031	130,000	125,472

Entertainment — 1.4%

Activision Blizzard, Inc. 2.50%, 9/15/2050	111,000	93,335

Electronic Arts, Inc. 1.85%, 2/15/2031	241,000	219,939

Walt Disney Co. (The)

2.65%, 1/13/2031	60,000	59,421

3.50%, 5/13/2040	174,000	173,335

2.75%, 9/1/2049	196,000	171,225

		717,255

Equity Real Estate Investment Trusts (REITs) — 3.0%

Alexandria Real Estate Equities, Inc.

2.75%, 12/15/2029	102,000	100,534

American Tower Corp.

3.80%, 8/15/2029	220,000	227,157

3.10%, 6/15/2050	50,000	41,924

Boston Properties LP

4.50%, 12/1/2028	39,000	42,583

3.25%, 1/30/2031	120,000	119,787

Brixmor Operating Partnership LP 4.05%, 7/1/2030	270,000	280,110

Equinix, Inc. 3.20%, 11/18/2029	140,000	138,102

Healthpeak Properties, Inc. 2.88%, 1/15/2031	136,000	133,676

Simon Property Group LP

2.45%, 9/13/2029	78,000	75,336

3.25%, 9/13/2049	40,000	36,754

UDR, Inc. 3.00%, 8/15/2031	20,000	19,700

SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Equity Real Estate Investment Trusts (REITs) — continued

Ventas Realty LP 2.50%, 9/1/2031	130,000	122,726

Welltower, Inc. 3.63%, 3/15/2024	185,000	190,023

		1,528,412

Food & Staples Retailing — 0.4%

Sysco Corp.

3.30%, 7/15/2026	40,000	41,152

3.25%, 7/15/2027	40,000	41,163

Walmart, Inc.

1.80%, 9/22/2031	87,000	81,708

4.05%, 6/29/2048	47,000	53,231

		217,254

Food Products — 0.3%

Bunge Ltd. Finance Corp. 2.75%, 5/14/2031	60,000	57,106

Conagra Brands, Inc. 4.85%, 11/1/2028	80,000	88,066

		145,172

Health Care Equipment & Supplies — 0.8%

Becton Dickinson and Co.

3.70%, 6/6/2027	66,000	69,184

4.69%, 12/15/2044	73,000	81,476

4.67%, 6/6/2047	49,000	54,972

Medtronic, Inc. 4.38%, 3/15/2035	200,000	228,014

		433,646

Health Care Providers & Services — 5.6%

Aetna, Inc. 2.80%,

6/15/2023	278,000	281,686

3.88%, 8/15/2047	70,000	70,299

Anthem, Inc. 2.38%,

1/15/2025	150,000	150,550

4.65%, 8/15/2044	123,000	137,728

Cigna Corp. 3.25%,

4/15/2025	166,000	169,536

2.40%, 3/15/2030	30,000	28,524

4.80%, 8/15/2038	86,000	95,807

3.40%, 3/15/2051	60,000	54,752

CVS Health Corp.

2.63%, 8/15/2024	10,000	10,120

4.30%, 3/25/2028	25,000	26,989

2.70%, 8/21/2040	112,000	97,764

5.05%, 3/25/2048	66,000	77,066

HCA, Inc.

5.00%, 3/15/2024	603,000	633,621

4.13%, 6/15/2029	90,000	94,325

3.50%, 7/15/2051	119,000	105,801

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Health Care Providers & Services — continued

UnitedHealth Group, Inc.

3.75%, 7/15/2025	86,000	90,117

3.50%, 8/15/2039	122,000	124,662

2.75%, 5/15/2040	261,000	241,148

3.25%, 5/15/2051	60,000	58,263

Universal Health Services, Inc.

2.65%, 10/15/2030 (a)	320,000	302,224

2.65%, 1/15/2032 (a)	60,000	55,841

		2,906,823

Hotels, Restaurants & Leisure — 1.2%

Expedia Group, Inc.

3.25%, 2/15/2030	70,000	69,045

McDonald’s Corp.

3.70%, 1/30/2026	214,000	225,305

2.13%, 3/1/2030	85,000	80,475

3.63%, 9/1/2049	176,000	172,807

Starbucks Corp.

3.50%, 11/15/2050	102,000	95,526

		643,158

Household Durables — 0.4%

Lennar Corp.

4.75%, 11/29/2027	180,000	195,682

Industrial Conglomerates — 0.4%

3M Co.

4.00%, 9/14/2048	50,000	53,424

General Electric Co.

6.75%, 3/15/2032	22,000	28,399

Roper Technologies, Inc.

1.75%, 2/15/2031	136,000	120,241

		202,064

Insurance — 2.2%

Aflac, Inc.

3.60%, 4/1/2030	160,000	169,810

American International Group, Inc.

2.50%, 6/30/2025	120,000	120,530

3.90%, 4/1/2026	28,000	29,475

3.40%, 6/30/2030	180,000	185,067

4.50%, 7/16/2044	116,000	128,697

Arch Capital Group Ltd.

3.64%, 6/30/2050	170,000	162,750

Berkshire Hathaway Finance Corp.

4.20%, 8/15/2048	146,000	161,530

4.25%, 1/15/2049	20,000	22,300

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	75

JPMorgan Corporate Bond Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Insurance — continued

Northwestern Mutual Life Insurance Co. (The)

3.85%, 9/30/2047 (a)	20,000	20,236

Progressive Corp. (The)

4.13%, 4/15/2047	60,000	65,913

Prudential Financial, Inc.

3.70%, 3/13/2051	68,000	68,897

		1,135,205

Interactive Media & Services — 0.3%

Alphabet, Inc.

2.00%, 8/15/2026	91,000	91,115

1.10%, 8/15/2030	50,000	45,131

		136,246

Internet & Direct Marketing Retail — 0.8%

Amazon.com, Inc.

1.00%, 5/12/2026	53,000	51,038

3.88%, 8/22/2037	252,000	275,940

4.05%, 8/22/2047	10,000	11,140

2.50%, 6/3/2050	60,000	51,798

		389,916

IT Services — 1.0%

Global Payments, Inc.

3.20%, 8/15/2029	146,000	144,118

2.90%, 5/15/2030	20,000	19,243

4.15%, 8/15/2049	112,000	110,366

International Business Machines Corp.

3.30%, 5/15/2026	150,000	156,050

VeriSign, Inc. 2.70%, 6/15/2031	114,000	105,793

		535,570

Life Sciences Tools & Services — 0.2%

Thermo Fisher Scientific, Inc.

2.80%, 10/15/2041	61,000	56,162

4.10%, 8/15/2047	23,000	25,476

		81,638

Machinery — 0.3%

Caterpillar, Inc.

3.80%, 8/15/2042	20,000	21,277

3.25%, 4/9/2050	20,000	19,666

Otis Worldwide Corp.

2.06%, 4/5/2025	40,000	39,698

2.57%, 2/15/2030	40,000	38,667

3.36%, 2/15/2050	20,000	18,639

		137,947

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Media — 3.4%

Charter Communications Operating LLC

4.46%, 7/23/2022	76,000	76,556

4.91%, 7/23/2025	270,000	286,209

2.80%, 4/1/2031	40,000	37,047

3.50%, 3/1/2042	177,000	152,583

6.48%, 10/23/2045	21,000	25,092

5.38%, 5/1/2047	30,000	31,658

4.80%, 3/1/2050	107,000	104,634

3.70%, 4/1/2051	25,000	20,974

Comcast Corp.

3.70%, 4/15/2024	101,000	104,635

3.95%, 10/15/2025	105,000	110,755

3.15%, 3/1/2026	88,000	90,705

4.15%, 10/15/2028	101,000	109,474

3.40%, 4/1/2030	40,000	41,259

3.90%, 3/1/2038	150,000	152,720

3.75%, 4/1/2040	50,000	50,488

4.00%, 11/1/2049	30,000	30,510

3.45%, 2/1/2050	20,000	18,659

Discovery Communications LLC

3.95%, 3/20/2028	76,000	78,392

5.00%, 9/20/2037	30,000	32,342

4.65%, 5/15/2050	91,000	93,026

4.00%, 9/15/2055	90,000	81,786

		1,729,504

Metals & Mining — 0.7%

Glencore Funding LLC (Australia) 4.13%, 5/30/2023 (a)	127,000	130,171

Vale Overseas Ltd. (Brazil) 6.25%, 8/10/2026	192,000	215,916

		346,087

Multi-Utilities—2.9%

Ameren Corp.

2.50%, 9/15/2024	141,000	141,730

3.50%, 1/15/2031	60,000	61,669

Berkshire Hathaway Energy Co.

4.45%, 1/15/2049	31,000	34,262

2.85%, 5/15/2051	106,000	89,942

CenterPoint Energy, Inc.

2.65%, 6/1/2031	345,000	330,050

Consolidated Edison Co. of New York, Inc.

Series 20B, 3.95%, 4/1/2050	76,000	78,186

3.60%, 6/15/2061	50,000	46,494

Dominion Energy, Inc. 3.90%, 10/1/2025	17,000	17,731

SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Multi-Utilities— continued

NiSource, Inc.

2.95%, 9/1/2029	35,000	34,508

3.60%, 5/1/2030	40,000	40,876

San Diego Gas & Electric Co.

Series VVV, 1.70%, 10/1/2030	53,000	48,118

2.95%, 8/15/2051	110,000	98,540

Sempra Energy

3.25%, 6/15/2027	40,000	40,867

4.00%, 2/1/2048	98,000	98,450

Southern Co. Gas Capital Corp.

2.45%, 10/1/2023	205,000	206,747

Series 20-A, 1.75%, 1/15/2031	152,000	134,797

		1,502,967

Oil, Gas & Consumable Fuels — 6.8%

BP Capital Markets America, Inc.

3.79%, 2/6/2024	70,000	72,234

3.80%, 9/21/2025	72,000	75,678

4.23%, 11/6/2028	39,000	42,142

3.00%, 2/24/2050	203,000	173,476

BP Capital Markets plc (United Kingdom) 3.28%, 9/19/2027	187,000	192,270

Cameron LNG LLC 3.30%, 1/15/2035(a)	25,000	24,582

3.70%, 1/15/2039(a)	5,000	4,991

Canadian Natural Resources Ltd. (Canada) 4.95%, 6/1/2047	30,000	33,825

Cenovus Energy, Inc. (Canada) 5.38%, 7/15/2025	72,000	77,976

Chevron Corp. 1.55%, 5/11/2025	107,000	105,385

2.95%, 5/16/2026	88,000	90,890

Columbia Pipeline Group, Inc. 4.50%, 6/1/2025	192,000	203,600

ConocoPhillips 4.30%, 8/15/2028(a)	190,000	209,582

Diamondback Energy, Inc. 3.50%, 12/1/2029	70,000	70,787

Energy Transfer LP

4.95%, 5/15/2028	80,000	85,609

4.95%, 6/15/2028	32,000	34,416

5.40%, 10/1/2047	149,000	159,444

5.00%, 5/15/2050	144,000	149,772

Enterprise Products Operating LLC

Series E, (ICE LIBOR USD 3 Month + 3.03%), 5.25%, 8/16/2077(b)	105,000	99,631

Exxon Mobil Corp.

2.99%, 3/19/2025	78,000	80,084

2.61%, 10/15/2030	205,000	203,422

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Oil, Gas & Consumable Fuels — continued

3.00%, 8/16/2039	185,000	177,469

4.33%, 3/19/2050	20,000	22,607

3.45%, 4/15/2051	30,000	29,651

Kinder Morgan, Inc. 4.30%, 6/1/2025	110,000	115,247

Marathon Oil Corp. 4.40%, 7/15/2027	90,000	95,540

Marathon Petroleum Corp. 4.75%, 9/15/2044	17,000	17,884

Phillips 66 4.88%, 11/15/2044	30,000	34,114

Pioneer Natural Resources Co. 1.90%, 8/15/2030	66,000	59,948

Plains All American Pipeline LP 3.55%, 12/15/2029	146,000	144,093

Sabine Pass Liquefaction LLC 5.75%, 5/15/2024	100,000	106,387

5.63%, 3/1/2025	140,000	151,068

TotalEnergies Capital International SA (France) 2.43%, 1/10/2025	88,000	89,062

2.83%, 1/10/2030	166,000	166,444

3.46%, 7/12/2049	20,000	19,414

3.13%, 5/29/2050	90,000	83,168

		3,501,892

Pharmaceuticals — 3.2%

AstraZeneca plc (United Kingdom) 3.38%, 11/16/2025	60,000	62,451

4.38%, 11/16/2045	68,000	77,499

2.13%, 8/6/2050	30,000	23,681

3.00%, 5/28/2051	110,000	102,705

Bristol-Myers Squibb Co. 3.40%, 7/26/2029	68,000	71,579

4.13%, 6/15/2039	70,000	76,722

4.35%, 11/15/2047	32,000	36,389

4.25%, 10/26/2049	88,000	98,409

2.55%, 11/13/2050	80,000	67,694

Eli Lilly & Co. 2.25%, 5/15/2050	104,000	86,686

Pfizer, Inc. 2.70%, 5/28/2050	111,000	100,315

Royalty Pharma plc 0.75%, 9/2/2023	220,000	215,862

3.30%, 9/2/2040	150,000	132,716

Shire Acquisitions Investments Ireland DAC 2.88%, 9/23/2023	156,000	158,011

3.20%, 9/23/2026	332,000	340,769

		1,651,488

Road & Rail — 2.1%

Burlington Northern Santa Fe LLC 4.15%, 4/1/2045	89,000	96,797

Canadian Pacific Railway Co. (Canada) 1.35%, 12/2/2024	92,000	89,754

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	77

JPMorgan Corporate Bond Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Road & Rail — continued

1.75%, 12/2/2026	238,000	230,828

2.45%, 12/2/2031	82,000	78,698

3.00%, 12/2/2041	75,000	69,581

CSX Corp. 4.30%, 3/1/2048	45,000	49,195

Norfolk Southern Corp. 4.15%, 2/28/2048	106,000	113,319

3.16%, 5/15/2055	110,000	100,988

Union Pacific Corp. 2.89%, 4/6/2036	242,000	234,091

3.25%, 2/5/2050	34,000	32,649

		1,095,900

Semiconductors & Semiconductor Equipment — 3.8%

Analog Devices, Inc. 3.50%, 12/5/2026	108,000	113,660

Broadcom Corp. 3.88%, 1/15/2027	141,000	146,809

Broadcom, Inc. 4.75%, 4/15/2029	68,000	73,892

3.50%, 2/15/2041 (a)	240,000	221,292

Intel Corp. 3.25%, 11/15/2049	73,000	68,380

3.05%, 8/12/2051	30,000	27,246

3.20%, 8/12/2061	53,000	46,764

KLA Corp. 4.10%, 3/15/2029	260,000	280,409

NVIDIA Corp. 3.50%, 4/1/2050	136,000	140,063

NXP BV (China) 4.30%, 6/18/2029 (a)	40,000	42,688

3.25%, 5/11/2041 (a)	190,000	173,753

QUALCOMM, Inc. 3.25%, 5/20/2050	20,000	19,649

Xilinx, Inc. 2.95%, 6/1/2024	380,000	386,666

2.38%, 6/1/2030	246,000	236,563

		1,977,834

Software — 1.9%

Microsoft Corp. 3.30%, 2/6/2027	30,000	32,037

3.45%, 8/8/2036	42,000	45,045

4.10%, 2/6/2037	88,000	100,317

Oracle Corp. 2.50%, 4/1/2025	107,000	106,856

3.25%, 11/15/2027	71,000	71,809

2.95%, 4/1/2030	83,000	80,225

2.88%, 3/25/2031	60,000	57,268

3.80%, 11/15/2037	68,000	64,626

3.60%, 4/1/2040	81,000	73,366

4.00%, 7/15/2046	31,000	28,491

3.60%, 4/1/2050	186,000	161,693

3.95%, 3/25/2051	30,000	27,481

VMware, Inc.

1.00%, 8/15/2024	128,000	124,297

		973,511

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Specialty Retail — 1.6%

AutoZone, Inc. 1.65%, 1/15/2031	174,000	154,288

Home Depot, Inc. (The) 2.70%, 4/15/2030	78,000	77,742

3.30%, 4/15/2040	110,000	110,044

4.20%, 4/1/2043	30,000	33,155

3.13%, 12/15/2049	63,000	59,368

3.35%, 4/15/2050	20,000	19,559

2.75%, 9/15/2051	70,000	62,116

3.50%, 9/15/2056	20,000	19,877

Lowe’s Cos., Inc. 3.10%, 5/3/2027	40,000	41,194

2.80%, 9/15/2041	122,000	107,736

3.70%, 4/15/2046	107,000	104,206

4.05%, 5/3/2047	40,000	41,054

		830,339

Technology Hardware, Storage & Peripherals — 1.8%

Apple, Inc. 2.90%, 9/12/2027	89,000	91,818

1.65%, 5/11/2030	40,000	37,297

2.38%, 2/8/2041	69,000	61,456

3.85%, 5/4/2043	20,000	21,506

3.45%, 2/9/2045	107,000	109,427

4.65%, 2/23/2046	153,000	185,638

2.65%, 5/11/2050	20,000	17,745

2.65%, 2/8/2051	130,000	115,480

Dell International LLC 5.45%, 6/15/2023	60,000	62,454

6.02%, 6/15/2026	152,000	169,609

5.30%, 10/1/2029	40,000	44,609

		917,039

Tobacco — 1.6%

Altria Group, Inc. 4.80%, 2/14/2029	63,000	68,058

5.38%, 1/31/2044	79,000	82,430

5.95%, 2/14/2049	50,000	55,541

4.00%, 2/4/2061	55,000	45,754

BAT Capital Corp. (United Kingdom) 3.22%, 8/15/2024	119,000	120,425

4.39%, 8/15/2037	274,000	262,608

4.54%, 8/15/2047	98,000	90,480

Reynolds American, Inc. (United Kingdom) 4.45%, 6/12/2025	76,000	79,478

		804,774

Trading Companies & Distributors — 0.5%

Air Lease Corp. 2.30%, 2/1/2025	146,000	144,243

2.88%, 1/15/2026	120,000	119,538

		263,781

SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Water Utilities — 0.4%

American Water Capital Corp. 2.80%, 5/1/2030	63,000	62,310

3.75%, 9/1/2047	50,000	49,863

3.45%, 5/1/2050	100,000	96,152

		208,325

Wireless Telecommunication Services — 1.2%

T-Mobile USA, Inc. 3.50%, 4/15/2025	195,000	200,464

3.75%, 4/15/2027	117,000	121,481

3.88%, 4/15/2030	170,000	175,795

4.50%, 4/15/2050	141,000	147,001

		644,741

Total Corporate Bonds (Cost $52,805,488)		50,913,381

	SHARES

Short-term Investments — 0.3%

Investment Companies — 0.3%

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(d)(e)(Cost $159,865)	159,865	159,865

Total Investments — 99.2% (Cost $52,965,353)		51,073,246

Other Assets Less Liabilities — 0.8%		405,447

NET ASSETS — 100.0%		51,478,693

Percentages indicated are based on net assets.

Abbreviations

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USD	United States Dollar
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2022.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of February 28, 2022.

Futures contracts outstanding as of February 28, 2022:
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	3	06/2022	USD	645,305	1,369
U.S. Treasury 5 Year Note	10	06/2022	USD	1,182,422	4,746
U.S. Treasury 10 Year Ultra Note	3	06/2022	USD	424,313	4,095

					10,210

Short Contracts
U.S. Treasury 10 Year Note	(10)	06/2022	USD	(1,274,219)	(8,068)
U.S. Treasury Long Bond	(1)	06/2022	USD	(156,938)	(2,252)

					(10,320)

					(110)

Abbreviations

USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	79

JPMorgan High Yield Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — 96.4%

Aerospace & Defense — 2.4%

Bombardier, Inc. (Canada)

7.50%, 12/1/2024 (a)	940,000	972,900

7.88%, 4/15/2027 (a)	3,774,000	3,826,836

6.00%, 2/15/2028 (a)	1,886,000	1,801,149

BWX Technologies, Inc.

4.13%, 6/30/2028 (a)	1,157,000	1,122,290

Howmet Aerospace, Inc.

6.88%, 5/1/2025	1,113,000	1,225,839

5.95%, 2/1/2037	2,431,000	2,689,585

Moog, Inc.

4.25%, 12/15/2027 (a)	750,000	735,278

Rolls-Royce plc (United Kingdom)

5.75%, 10/15/2027 (a)	1,475,000	1,519,589

Spirit AeroSystems, Inc.

7.50%, 4/15/2025 (a)	3,051,000	3,169,989

4.60%, 6/15/2028	718,000	685,690

TransDigm, Inc.

6.25%, 3/15/2026 (a)	10,550,000	10,853,313

5.50%, 11/15/2027	4,508,000	4,490,193

Triumph Group, Inc.

8.88%, 6/1/2024 (a)	834,000	889,899

7.75%, 8/15/2025	1,390,000	1,395,212

		35,377,762

Air Freight & Logistics — 0.1%

Cargo Aircraft Management, Inc.

4.75%, 2/1/2028 (a)	1,128,000	1,105,891

Airlines — 1.5%

Air Canada (Canada)

3.88%, 8/15/2026 (a)	1,405,000	1,364,248

American Airlines, Inc.

5.50%, 4/20/2026 (a)	5,566,976	5,698,023

5.75%, 4/20/2029 (a)	5,566,976	5,691,231

Delta Air Lines, Inc.

7.38%, 1/15/2026	2,009,000	2,254,801

3.75%, 10/28/2029	967,000	919,549

Hawaiian Brand Intellectual Property Ltd.

5.75%, 1/20/2026 (a)	938,707	950,441

United Airlines, Inc.

4.38%, 4/15/2026 (a)	1,375,000	1,371,480

4.63%, 4/15/2029 (a)	3,309,000	3,227,913

		21,477,686

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Auto Components — 2.1%

Adient Global Holdings Ltd.

4.88%, 8/15/2026 (a)	1,200,000	1,201,500

Allison Transmission, Inc.

5.88%, 6/1/2029 (a)	2,478,000	2,599,050

American Axle & Manufacturing, Inc.

6.50%, 4/1/2027	1,730,000	1,768,925

5.00%, 10/1/2029	943,000	894,256

Clarios Global LP

6.25%, 5/15/2026 (a)	1,615,000	1,670,621

8.50%, 5/15/2027 (a)	1,605,000	1,673,212

Cooper-Standard Automotive, Inc.

13.00%, 6/1/2024 (a)	459,000	483,097

5.63%, 11/15/2026 (a)	761,000	523,188

Dana, Inc.

5.38%, 11/15/2027	1,340,000	1,366,800

Dornoch Debt Merger Sub, Inc.

6.63%, 10/15/2029 (a)	1,000,000	927,500

Goodyear Tire & Rubber Co. (The)

5.00%, 5/31/2026	1,692,000	1,698,345

4.88%, 3/15/2027	2,375,000	2,374,406

5.25%, 4/30/2031	967,000	940,408

Icahn Enterprises LP

4.75%, 9/15/2024	563,000	561,593

6.25%, 5/15/2026	2,810,000	2,834,489

5.25%, 5/15/2027	3,052,000	3,030,636

IHO Verwaltungs GmbH (Germany)

6.38% (cash), 5/15/2029(a)(b)	1,750,000	1,815,625

Real Hero Merger Sub 2, Inc.

6.25%, 2/1/2029 (a)	550,000	518,375

Tenneco, Inc.

5.00%, 7/15/2026	1,805,000	1,800,903

7.88%, 1/15/2029 (a)	946,000	999,160

ZF North America Capital, Inc. (Germany)

4.75%, 4/29/2025 (a)	1,000,000	1,015,000

		30,697,089

Automobiles — 0.1%

PM General Purchaser LLC

9.50%, 10/1/2028 (a)	874,000	836,095

Banks — 0.4%

UniCredit SpA (Italy)

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 5.46%, 6/30/2035 (a)(c)	5,500,000	5,479,963

SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Beverages — 0.1%

Triton Water Holdings, Inc.

6.25%, 4/1/2029(a)	1,145,000	1,054,980

Biotechnology — 0.0%(d)

Emergent BioSolutions, Inc.

3.88%, 8/15/2028(a)	600,000	536,706

Building Products — 1.3%

Builders FirstSource, Inc. 6.75%, 6/1/2027 (a)	2,203,000	2,289,556

Forterra Finance LLC 6.50%, 7/15/2025 (a)	720,000	745,200

Griffon Corp. 5.75%, 3/1/2028	2,277,000	2,268,176

James Hardie International Finance DAC 5.00%, 1/15/2028 (a)	900,000	909,000

JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	1,840,000	1,789,400

Masonite International Corp. 5.38%, 2/1/2028 (a)	1,392,000	1,419,840

MIWD Holdco II LLC 5.50%, 2/1/2030 (a)	750,000	715,095

Standard Industries, Inc. 4.75%, 1/15/2028 (a)	7,103,000	6,969,819

Summit Materials LLC 5.25%, 1/15/2029 (a)	1,505,000	1,510,644

		18,616,730

Capital Markets — 1.5%

Coinbase Global, Inc.

3.38%, 10/1/2028 (a)	967,000	881,072

3.63%, 10/1/2031 (a)	967,000	851,710

Deutsche Bank AG (Germany)

(SOFR + 5.44%), 5.88%, 7/8/2031 (c)	7,000,000	7,591,718

LPL Holdings, Inc.

4.63%, 11/15/2027 (a)	3,795,000	3,776,025

4.00%, 3/15/2029 (a)	1,375,000	1,335,469

MSCI, Inc.

4.00%, 11/15/2029 (a)	4,731,000	4,756,453

3.88%, 2/15/2031 (a)	2,830,000	2,817,208

		22,009,655

Chemicals — 2.5%

Ashland LLC 3.38%, 9/1/2031 (a)	750,000	690,000

Avient Corp. 5.75%, 5/15/2025 (a)	1,097,000	1,125,796

Axalta Coating Systems LLC 4.75%, 6/15/2027 (a)	1,800,000	1,804,500

Chemours Co. (The) 5.75%, 11/15/2028 (a)	3,274,000	3,218,244

CVR Partners LP 6.13%, 6/15/2028 (a)	586,000	589,663

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Chemicals — continued

Element Solutions, Inc. 3.88%, 9/1/2028 (a)	1,668,000	1,581,998

Hexion, Inc. 7.88%, 7/15/2027 (a)	1,886,000	1,985,958

INEOS Quattro Finance 2 plc (United Kingdom) 3.38%, 1/15/2026 (a)	1,000,000	955,000

Ingevity Corp. 3.88%, 11/1/2028 (a)	1,813,000	1,708,662

LSB Industries, Inc. 6.25%, 10/15/2028 (a)	786,000	789,930

Methanex Corp. (Canada) 5.25%, 12/15/2029	1,919,000	1,938,190

Nufarm Australia Ltd. (Australia) 5.00%, 1/27/2030 (a)	750,000	740,535

OCI NV (Netherlands) 4.63%, 10/15/2025 (a)	750,000	752,025

Olin Corp.

5.13%, 9/15/2027	811,000	821,138

5.63%, 8/1/2029	1,385,000	1,444,139

Olympus Water US Holding Corp. 4.25%, 10/1/2028 (a)	750,000	699,450

Rain CII Carbon LLC 7.25%, 4/1/2025 (a)	1,184,000	1,185,267

SCIH Salt Holdings, Inc. 4.88%, 5/1/2028 (a)	925,000	876,438

Scotts Miracle-Gro Co. (The)

4.50%, 10/15/2029	881,000	850,165

4.38%, 2/1/2032	952,000	878,791

Trinseo Materials Operating SCA

5.38%, 9/1/2025 (a)	1,435,000	1,446,451

5.13%, 4/1/2029 (a)	486,000	460,485

Tronox, Inc. 6.50%, 5/1/2025 (a)	3,129,000	3,250,405

Valvoline, Inc. 4.25%, 2/15/2030 (a)	955,000	904,342

Venator Finance SARL

9.50%, 7/1/2025 (a)	470,000	505,250

5.75%, 7/15/2025 (a)	570,000	513,000

WR Grace Holdings LLC

4.88%, 6/15/2027 (a)	2,523,000	2,520,527

5.63%, 8/15/2029 (a)	1,898,000	1,817,335

		36,053,684

Commercial Services & Supplies — 3.0%

ACCO Brands Corp. 4.25%, 3/15/2029 (a)	940,000	876,550

ADT Security Corp. (The) 4.88%, 7/15/2032 (a)	986,000	919,445

Allied Universal Holdco LLC

6.63%, 7/15/2026 (a)	4,714,000	4,828,550

9.75%, 7/15/2027 (a)	1,745,000	1,823,525

6.00%, 6/1/2029 (a)	1,750,000	1,627,500

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	81

JPMorgan High Yield Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Commercial Services & Supplies— continued

APi Group DE, Inc. 4.13%, 7/15/2029 (a)	967,000	891,013

Aramark Services, Inc.

6.38%, 5/1/2025 (a)	574,000	594,377

5.00%, 2/1/2028 (a)	2,278,000	2,282,066

Brink’s Co. (The)

4.63%, 10/15/2027 (a)	886,000	864,736

CoreCivic, Inc. 4.63%, 5/1/2023	925,000	925,203

8.25%, 4/15/2026	925,000	938,875

Covanta Holding Corp. 4.88%, 12/1/2029 (a)	1,000,000	956,884

Garda World Security Corp. (Canada) 4.63%, 2/15/2027 (a)	859,000	832,156

9.50%, 11/1/2027 (a)	1,385,000	1,428,074

GFL Environmental, Inc. (Canada) 5.13%, 12/15/2026 (a)	2,321,000	2,369,961

4.75%, 6/15/2029 (a)	1,886,000	1,780,988

Harsco Corp. 5.75%, 7/31/2027 (a)	500,000	492,500

Madison IAQ LLC 5.88%, 6/30/2029 (a)	2,324,000	2,109,030

Nielsen Finance LLC 5.63%, 10/1/2028 (a)	4,903,000	4,738,039

5.88%, 10/1/2030 (a)	1,853,000	1,794,556

Prime Security Services Borrower LLC 5.25%, 4/15/2024 (a)	1,737,000	1,771,740

5.75%, 4/15/2026 (a)	5,102,000	5,242,662

6.25%, 1/15/2028 (a)	1,390,000	1,341,350

Stericycle, Inc. 3.88%, 1/15/2029 (a)	1,915,000	1,783,344

		43,213,124

Communications Equipment — 1.0%

Avaya, Inc. 6.13%, 9/15/2028 (a)	934,000	898,975

CommScope Technologies LLC 6.00%, 6/15/2025 (a)	1,536,000	1,502,500

5.00%, 3/15/2027 (a)	3,753,000	3,346,400

CommScope, Inc. 6.00%, 3/1/2026 (a)	2,821,000	2,887,350

8.25%, 3/1/2027 (a)	3,948,000	3,928,339

Nokia OYJ (Finland) 6.63%, 5/15/2039	574,000	685,930

Viasat, Inc. 5.63%, 4/15/2027 (a)	778,000	777,198

6.50%, 7/15/2028 (a)	574,000	529,515

		14,556,207

Construction & Engineering — 0.4%

AECOM 5.13%, 3/15/2027	1,385,000	1,419,625

Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	743,000	715,138

Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	750,000	740,625

MasTec, Inc. 4.50%, 8/15/2028 (a)	1,375,000	1,394,070

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Construction & Engineering — continued

Pike Corp. 5.50%, 9/1/2028 (a)	1,124,000	1,081,850

Weekley Homes LLC 4.88%, 9/15/2028 (a)	925,000	879,869

		6,231,177

Consumer Finance — 4.7%

Ally Financial, Inc. 5.75%, 11/20/2025	943,000	1,003,965

Curo Group Holdings Corp. 7.50%, 8/1/2028 (a)	1,868,000	1,657,850

FirstCash, Inc. 5.63%, 1/1/2030 (a)	979,000	972,147

Ford Motor Credit Co. LLC

5.58%, 3/18/2024	7,950,000	8,268,000

5.13%, 6/16/2025	6,225,000	6,511,350

4.13%, 8/17/2027	17,950,000	18,080,138

4.00%, 11/13/2030	2,050,000	2,033,600

Global Aircraft Leasing Co. Ltd. (Cayman Islands) 6.50% (cash), 9/15/2024 (a)(b)	2,785,413	2,646,142

Navient Corp.

7.25%, 9/25/2023	1,868,000	1,959,513

5.88%, 10/25/2024	3,322,000	3,435,995

OneMain Finance Corp.

6.13%, 3/15/2024	5,786,000	5,959,580

7.13%, 3/15/2026	10,125,000	10,975,500

3.88%, 9/15/2028	2,862,000	2,650,927

SLM Corp. 4.20%, 10/29/2025	1,000,000	1,005,000

VistaJet Malta Finance plc (Switzerland) 6.38%, 2/1/2030 (a)	1,297,000	1,234,147

		68,393,854

Containers & Packaging — 1.9%

Ardagh Metal Packaging Finance USA LLC

3.25%, 9/1/2028 (a)	600,000	563,868

4.00%, 9/1/2029 (a)	1,000,000	937,800

Ardagh Packaging Finance plc

5.25%, 4/30/2025 (a)	410,000	415,373

4.13%, 8/15/2026 (a)	1,500,000	1,451,250

5.25%, 8/15/2027 (a)	3,700,000	3,517,084

Ball Corp.

5.25%, 7/1/2025	574,000	608,440

3.13%, 9/15/2031	3,137,000	2,880,989

Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	1,035,000	996,187

Graphic Packaging International LLC

4.75%, 7/15/2027 (a)	1,347,000	1,380,675

3.50%, 3/15/2028 (a)	250,000	237,500

LABL, Inc. 6.75%, 7/15/2026 (a)	1,150,000	1,152,875

SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Containers & Packaging— continued

Mauser Packaging Solutions Holding Co.

5.50%, 4/15/2024 (a)	2,546,000	2,533,270

7.25%, 4/15/2025 (a)	3,416,000	3,356,220

Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	2,038,000	2,114,425

Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (a)	1,605,000	1,488,357

Sealed Air Corp. 6.88%, 7/15/2033 (a)	1,405,000	1,601,700

TriMas Corp. 4.13%, 4/15/2029 (a)	500,000	470,555

Trivium Packaging Finance BV (Netherlands) 5.50%, 8/15/2026 (a) (e)	1,275,000	1,286,845

		26,993,413

Distributors — 0.4%

American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028 (a)	1,518,000	1,483,845

Ritchie Bros Holdings, Inc. (Canada) 4.75%, 12/15/2031 (a)	979,000	972,715

Wolverine Escrow LLC

8.50%, 11/15/2024 (a)	1,588,000	1,352,500

9.00%, 11/15/2026 (a)	1,791,000	1,790,999

		5,600,059

Diversified Consumer Services — 0.0% (d)

Service Corp. International

5.13%, 6/1/2029	547,000	560,675

Diversified Financial Services — 0.4%

MPH Acquisition Holdings LLC

5.50%, 9/1/2028 (a)	943,000	914,757

5.75%, 11/1/2028 (a)	943,000	851,058

Oxford Finance LLC 6.38%, 2/1/2027 (a)	988,000	1,011,159

Sabre GLBL, Inc. 9.25%, 4/15/2025 (a)	1,333,000	1,503,304

Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	925,000	964,312

		5,244,590

Diversified Telecommunication Services —6.1%

Altice France Holding SA (Luxembourg)

10.50%, 5/15/2027 (a)	1,500,000	1,570,500

6.00%, 2/15/2028 (a)	1,000,000	885,740

Altice France SA (France)

5.50%, 1/15/2028 (a)	8,000,000	7,480,000

5.13%, 1/15/2029 (a)	2,500,000	2,268,750

CCO Holdings LLC

5.13%, 5/1/2027 (a)	5,164,000	5,215,640

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Diversified Telecommunication Services — continued

5.38%, 6/1/2029 (a)	9,074,000	9,215,826

4.75%, 3/1/2030 (a)	14,812,000	14,545,162

Embarq Corp. 8.00%, 6/1/2036	2,241,000	2,212,988

Frontier Communications Holdings LLC

5.88%, 10/15/2027 (a)	1,552,000	1,573,945

5.00%, 5/1/2028 (a)	2,870,000	2,786,053

6.75%, 5/1/2029 (a)	1,622,000	1,574,629

Iliad Holding SASU (France)

6.50%, 10/15/2026 (a)	1,000,000	997,500

7.00%, 10/15/2028 (a)	1,000,000	994,660

Level 3 Financing, Inc.

4.63%, 9/15/2027 (a)	2,931,000	2,828,415

4.25%, 7/1/2028 (a)	1,886,000	1,741,514
Lumen Technologies, Inc.

Series Y,

7.50%, 4/1/2024	1,554,000	1,629,758

4.00%, 2/15/2027 (a)	4,291,000	4,083,187

5.38%, 6/15/2029 (a)	943,000	819,872

Sprint Capital Corp.

6.88%, 11/15/2028	5,676,000	6,740,080

8.75%, 3/15/2032	2,870,000	3,982,125

Switch Ltd. 3.75%, 9/15/2028 (a)	2,036,000	1,931,818

Telecom Italia Capital SA (Italy)

6.00%, 9/30/2034	925,000	884,189

7.72%, 6/4/2038	2,810,000	2,909,038

Telecom Italia SpA (Italy) 5.30%, 5/30/2024 (a)	1,251,000	1,287,485

Telesat Canada (Canada) 5.63%, 12/6/2026 (a)	1,000,000	735,000

Virgin Media Secured Finance plc (United Kingdom)

5.50%, 5/15/2029 (a)	2,120,000	2,118,080

4.50%, 8/15/2030 (a)	2,465,000	2,330,583

Windstream Escrow LLC 7.75%, 8/15/2028 (a)	967,000	976,090

Zayo Group Holdings, Inc.

4.00%, 3/1/2027 (a)	1,417,000	1,347,142

6.13%, 3/1/2028 (a)	1,012,000	940,381

		88,606,150

Electric Utilities — 2.1%

FirstEnergy Corp.

2.65%, 3/1/2030	1,906,000	1,790,992

Series C, 7.38%, 11/15/2031	1,735,000	2,172,359

Series C, 5.35%, 7/15/2047 (e)	1,435,000	1,516,293

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	83

JPMorgan High Yield Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Electric Utilities — continued

NextEra Energy Operating Partners LP

4.50%, 9/15/2027 (a)	3,052,000	3,067,260

NRG Energy, Inc.

5.75%, 1/15/2028	1,129,000	1,154,380

5.25%, 6/15/2029 (a)	4,746,000	4,840,920

3.63%, 2/15/2031 (a)	2,840,000	2,611,124

PG&E Corp. 5.25%, 7/1/2030	3,883,000	3,857,100

Vistra Operations Co. LLC

5.63%, 2/15/2027 (a)	7,670,000	7,853,390

4.38%, 5/1/2029 (a)	1,405,000	1,361,501

		30,225,319

Electrical Equipment — 0.0% (d)

EnerSys 5.00%, 4/30/2023 (a)	792,000	803,310

Electronic Equipment, Instruments & Components — 0.5%

II-VI, Inc. 5.00%, 12/15/2029 (a)	2,000,000	1,997,840

Sensata Technologies, Inc.

4.38%, 2/15/2030 (a)	3,712,000	3,609,920

3.75%, 2/15/2031 (a)	1,310,000	1,218,300

		6,826,060

Energy Equipment & Services — 0.7%

Archrock Partners LP

6.88%, 4/1/2027 (a)	1,718,000	1,763,596

6.25%, 4/1/2028 (a)	712,000	712,000

Nabors Industries Ltd. 7.25%, 1/15/2026 (a)	662,000	645,450

Nabors Industries, Inc. 5.75%, 2/1/2025	1,906,000	1,825,948

Oceaneering International, Inc. 4.65%, 11/15/2024	562,000	553,078

Precision Drilling Corp. (Canada) 7.13%, 1/15/2026 (a)	700,000	707,875

Transocean Guardian Ltd. 5.88%, 1/15/2024 (a)	1,026,630	982,187

Transocean Pontus Ltd. 6.13%, 8/1/2025 (a)	861,000	848,085

Transocean, Inc. 11.50%, 1/30/2027 (a)	934,000	934,000

USA Compression Partners LP 6.88%, 4/1/2026	811,000	814,447

		9,786,666

Entertainment — 1.5%

Banijay Entertainment SASU (France) 5.38%, 3/1/2025 (a)	450,000	445,500

Cinemark USA, Inc.

8.75%, 5/1/2025 (a)	861,000	901,898

5.25%, 7/15/2028 (a)	1,636,000	1,560,400

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Entertainment — continued

Live Nation Entertainment, Inc.

4.88%, 11/1/2024 (a)	2,070,000	2,090,389

6.50%, 5/15/2027 (a)	4,189,000	4,484,995

Netflix, Inc. 5.88%, 11/15/2028	7,959,000	8,998,843

ROBLOX Corp. 3.88%, 5/1/2030 (a)	900,000	855,788

WMG Acquisition Corp.

3.88%, 7/15/2030 (a)	1,125,000	1,080,000

3.00%, 2/15/2031 (a)	841,000	760,373

		21,178,186

Equity Real Estate Investment Trusts (REITs) — 3.5%

Brookfield Property REIT, Inc. 5.75%, 5/15/2026(a)	1,622,000	1,604,628

4.50%, 4/1/2027 (a)	529,000	493,293

HAT Holdings I LLC

3.38%, 6/15/2026 (a)	1,405,000	1,331,237

3.75%, 9/15/2030 (a)	1,156,000	1,063,520

Iron Mountain, Inc.

4.88%, 9/15/2027 (a)	2,268,000	2,270,767

5.00%, 7/15/2028 (a)	2,413,000	2,390,245

4.88%, 9/15/2029 (a)	979,000	947,183

iStar, Inc. 4.75%, 10/1/2024	3,260,000	3,284,450

MGM Growth Properties Operating Partnership LP

5.63%, 5/1/2024	3,665,000	3,804,869

5.75%, 2/1/2027	3,368,000	3,645,860

3.88%, 2/15/2029 (a)	1,964,000	1,973,820

MPT Operating Partnership LP 4.63%, 8/1/2029	4,765,000	4,782,869

Park Intermediate Holdings LLC

7.50%, 6/1/2025 (a)	925,000	966,625

5.88%, 10/1/2028 (a)	5,126,000	5,220,216

RHP Hotel Properties LP 4.75%, 10/15/2027	3,072,000	3,002,880

SBA Communications Corp.

3.88%, 2/15/2027	1,375,000	1,372,621

3.13%, 2/1/2029	1,000,000	928,800

Uniti Group LP

7.88%, 2/15/2025 (a)	2,506,000	2,610,688

6.50%, 2/15/2029 (a)	2,258,000	2,092,647

VICI Properties LP

4.25%, 12/1/2026 (a)	4,009,000	4,049,090

4.63%, 12/1/2029 (a)	3,413,000	3,481,260

		51,317,568

SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Food & Staples Retailing — 1.0%

Albertsons Cos., Inc. 4.63%, 1/15/2027 (a)	2,508,000	2,519,004

5.88%, 2/15/2028 (a)	2,151,000	2,223,596

4.88%, 2/15/2030 (a)	2,541,000	2,547,353

Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	3,189,000	3,244,807

Rite Aid Corp. 8.00%, 11/15/2026(a)	2,603,000	2,477,887

US Foods, Inc.

6.25%, 4/15/2025 (a)	792,000	819,166

4.75%, 2/15/2029 (a)	982,000	971,394

		14,803,207

Food Products — 2.2%

B&G Foods, Inc. 5.25%, 9/15/2027	2,267,000	2,260,403

Darling Ingredients, Inc.

5.25%, 4/15/2027 (a)	600,000	610,536

Kraft Heinz Foods Co.

3.88%, 5/15/2027	3,091,000	3,200,576

5.00%, 7/15/2035	2,375,000	2,668,906

4.38%, 6/1/2046	5,955,000	6,103,875

Lamb Weston Holdings, Inc.

4.88%, 5/15/2028 (a)	2,850,000	2,928,375

Pilgrim’s Pride Corp.

5.88%, 9/30/2027 (a)	2,195,000	2,256,032

4.25%, 4/15/2031 (a)	1,000,000	965,925

Post Holdings, Inc.

5.75%, 3/1/2027 (a)	1,405,000	1,419,753

5.50%, 12/15/2029 (a)	10,232,000	10,317,795

		32,732,176

Gas Utilities — 0.2%

AmeriGas Partners LP 5.88%, 8/20/2026	2,248,000	2,294,432

Suburban Propane Partners LP

5.00%, 6/1/2031 (a)	955,000	907,250

Superior Plus LP (Canada)

4.50%, 3/15/2029 (a)	557,000	531,239

		3,732,921

Health Care Equipment & Supplies — 0.6%

Avantor Funding, Inc.

4.63%, 7/15/2028 (a)	2,508,000	2,545,620

Hologic, Inc.

3.25%, 2/15/2029 (a)	1,679,000	1,590,853

Mozart Debt Merger Sub, Inc.

3.88%, 4/1/2029 (a)	2,500,000	2,372,087

5.25%, 10/1/2029 (a)	1,500,000	1,432,500

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Health Care Equipment & Supplies — continued

Teleflex, Inc.

4.25%, 6/1/2028 (a)	1,157,000	1,142,538

		9,083,598

Health Care Providers & Services — 6.3%

Acadia Healthcare Co., Inc.

5.50%, 7/1/2028 (a)	1,158,000	1,160,895

AdaptHealth LLC 4.63%, 8/1/2029 (a)	1,200,000	1,082,586

Centene Corp.

4.25%, 12/15/2027	5,796,000	5,933,075

4.63%, 12/15/2029	10,052,000	10,353,560

3.38%, 2/15/2030	2,870,000	2,753,679

2.50%, 3/1/2031	5,945,000	5,473,829

Community Health Systems, Inc.

8.00%, 3/15/2026 (a)	2,269,000	2,354,088

5.63%, 3/15/2027 (a)	5,984,000	6,033,069

6.88%, 4/15/2029 (a)	2,842,000	2,755,887

DaVita, Inc.

4.63%, 6/1/2030 (a)	3,655,000	3,504,231

3.75%, 2/15/2031 (a)	2,402,000	2,194,828

Encompass Health Corp.

4.50%, 2/1/2028	1,435,000	1,397,009

4.75%, 2/1/2030	2,528,000	2,413,987

Envision Healthcare Corp.

8.75%, 10/15/2026 (a)	770,000	408,100

HCA, Inc.

5.38%, 9/1/2026	2,866,000	3,083,802

5.63%, 9/1/2028	7,077,000	7,841,457

5.88%, 2/1/2029	5,080,000	5,676,900

Legacy LifePoint Health LLC

4.38%, 2/15/2027 (a)	1,039,000	984,453

MEDNAX, Inc. 5.38%, 2/15/2030 (a)	500,000	497,500

Molina Healthcare, Inc.

4.38%, 6/15/2028 (a)	2,635,000	2,631,706

Radiology Partners, Inc.

9.25%, 2/1/2028 (a)	1,409,000	1,405,478

RegionalCare Hospital Partners Holdings, Inc. 9.75%, 12/1/2026 (a)	1,028,000	1,078,259

RP Escrow Issuer LLC

5.25%, 12/15/2025 (a)	943,000	921,782

Select Medical Corp. 6.25%, 8/15/2026 (a)	859,000	870,274

Surgery Center Holdings, Inc.

6.75%, 7/1/2025 (a)	900,000	895,500

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	85

JPMorgan High Yield Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Health Care Providers & Services — continued

Tenet Healthcare Corp.

6.25%, 2/1/2027 (a)	3,413,000	3,510,100

5.13%, 11/1/2027 (a)	10,791,000	10,999,266

4.63%, 6/15/2028 (a)	955,000	935,900

6.13%, 10/1/2028 (a)	1,435,000	1,453,655

6.88%, 11/15/2031	1,412,000	1,507,635

		92,112,490

Health Care Technology — 0.2%

IQVIA, Inc. 5.00%, 5/15/2027 (a)	2,576,000	2,635,068

Hotels, Restaurants & Leisure — 8.1%

1011778 BC ULC (Canada)

3.88%, 1/15/2028 (a)	5,217,000	5,073,532

4.38%, 1/15/2028 (a)	4,295,000	4,214,469

Bloomin’ Brands, Inc. 5.13%, 4/15/2029 (a)	500,000	488,735

Boyd Gaming Corp. 4.75%, 12/1/2027	3,766,000	3,780,782

Caesars Entertainment, Inc.

8.13%, 7/1/2027 (a)	4,696,000	5,062,194

4.63%, 10/15/2029 (a)	2,810,000	2,665,988

Caesars Resort Collection LLC

5.75%, 7/1/2025 (a)	3,148,000	3,228,069

Carnival Corp. 5.75%, 3/1/2027 (a)	3,423,000	3,334,019

9.88%, 8/1/2027 (a)	7,461,000	8,374,973

Cedar Fair LP

5.50%, 5/1/2025 (a)	3,127,000	3,214,149

5.25%, 7/15/2029	1,303,000	1,301,417

Churchill Downs, Inc. 5.50%, 4/1/2027 (a)	1,098,000	1,113,647

Hilton Domestic Operating Co., Inc.

5.75%, 5/1/2028(a)	1,375,000	1,436,875

4.88%, 1/15/2030	4,545,000	4,675,623

Hilton Grand Vacations Borrower Escrow LLC 5.00%, 6/1/2029 (a)	943,000	924,140

Hilton Worldwide Finance LLC

4.88%, 4/1/2027	3,279,000	3,348,679

International Game Technology plc

6.50%, 2/15/2025 (a)	2,330,000	2,475,625

5.25%, 1/15/2029 (a)	2,270,000	2,315,445

IRB Holding Corp. 7.00%, 6/15/2025 (a)	1,958,000	2,045,728

Life Time, Inc.

5.75%, 1/15/2026 (a)	925,000	920,375

8.00%, 4/15/2026 (a)	500,000	498,790

Marriott Ownership Resorts, Inc.

6.13%, 9/15/2025 (a)	315,000	325,238

4.75%, 1/15/2028	1,436,000	1,403,295

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Hotels, Restaurants & Leisure — continued

Melco Resorts Finance Ltd. (Hong Kong)

5.75%, 7/21/2028 (a)	750,000	674,438

5.38%, 12/4/2029 (a)	750,000	648,450

MGM China Holdings Ltd. (Macau)

5.88%, 5/15/2026 (a)	2,250,000	2,150,578

MGM Resorts International

5.50%, 4/15/2027	3,128,000	3,227,940

Midwest Gaming Borrower LLC

4.88%, 5/1/2029 (a)	1,375,000	1,340,625

Peninsula Pacific Entertainment LLC

8.50%, 11/15/2027 (a)	700,000	775,026

Penn National Gaming, Inc.

4.13%, 7/1/2029 (a)	1,200,000	1,110,000

Premier Entertainment Sub LLC

5.63%, 9/1/2029 (a)	1,405,000	1,274,377

Royal Caribbean Cruises Ltd.

11.50%, 6/1/2025 (a)	4,214,000	4,655,206

5.50%, 8/31/2026 (a)	2,444,000	2,432,452

Scientific Games International, Inc.

5.00%, 10/15/2025 (a)	3,333,000	3,366,330

8.25%, 3/15/2026 (a)	1,385,000	1,446,633

7.25%, 11/15/2029 (a)	925,000	982,812

Six Flags Entertainment Corp.

5.50%, 4/15/2027 (a)	939,000	947,014

Six Flags Theme Parks, Inc.

7.00%, 7/1/2025 (a)	2,242,000	2,341,623

Station Casinos LLC 4.50%, 2/15/2028(a)	1,709,000	1,642,776

Travel + Leisure Co.

6.63%, 7/31/2026 (a)	925,000	987,437

6.00%, 4/1/2027 (e)	832,000	867,660

Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	859,000	884,770

Viking Cruises Ltd. 5.88%, 9/15/2027 (a)	1,405,000	1,310,148

VOC Escrow Ltd. 5.00%, 2/15/2028 (a)	1,411,000	1,343,978

Wyndham Hotels & Resorts, Inc.

4.38%, 8/15/2028 (a)	925,000	911,125

Wynn Las Vegas LLC 5.50%, 3/1/2025 (a)	4,348,000	4,409,676

Wynn Macau Ltd. (Macau)

4.88%, 10/1/2024 (a)	1,000,000	923,937

5.63%, 8/26/2028 (a)	3,250,000	2,802,475

Wynn Resorts Finance LLC

5.13%, 10/1/2029 (a)	1,982,000	1,907,675

Yum! Brands, Inc.

4.75%, 1/15/2030 (a)	8,619,000	8,748,285

6.88%, 11/15/2037	820,000	934,800

		117,270,033

SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Household Durables — 0.9%

Beazer Homes USA, Inc.

5.88%, 10/15/2027	900,000	893,250

Brookfield Residential Properties, Inc. (Canada)

6.25%, 9/15/2027 (a)	943,000	945,358

CD&R Smokey Buyer, Inc.

6.75%, 7/15/2025 (a)	1,000,000	1,032,500

KB Home

4.80%, 11/15/2029	925,000	924,306

M/I Homes, Inc.

4.95%, 2/1/2028	556,000	543,490

Mattamy Group Corp. (Canada)

5.25%, 12/15/2027 (a)	1,000,000	1,003,750

Meritage Homes Corp.

5.13%, 6/6/2027	811,000	841,413

Newell Brands, Inc.

4.70%, 4/1/2026 (e)	1,675,000	1,733,935

6.00%, 4/1/2046 (e)	1,693,000	1,892,655

Taylor Morrison Communities, Inc.

5.88%, 6/15/2027 (a)	1,095,000	1,148,173

Tempur Sealy International, Inc.

4.00%, 4/15/2029 (a)	100,000	94,242

Tri Pointe Homes, Inc.

5.70%, 6/15/2028	943,000	950,077

Williams Scotsman International, Inc.

4.63%, 8/15/2028 (a)	943,000	930,034

		12,933,183

Household Products — 0.4%

Central Garden & Pet Co.

5.13%, 2/1/2028	552,000	562,350

4.13%, 10/15/2030	587,000	557,533

Energizer Holdings, Inc. 4.75%, 6/15/2028 (a)	2,189,000	2,068,605

Spectrum Brands, Inc. 5.50%, 7/15/2030 (a)	2,523,000	2,510,385

		5,698,873

Independent Power and Renewable Electricity Producers — 0.5%

Calpine Corp.

4.50%, 2/15/2028 (a)	3,909,000	3,814,715

5.13%, 3/15/2028 (a)	1,405,000	1,353,907

Clearway Energy Operating LLC

4.75%, 3/15/2028 (a)	823,000	827,234

3.75%, 2/15/2031 (a)	1,425,000	1,325,742

		7,321,598

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Insurance — 0.6%

Alliant Holdings Intermediate LLC

4.25%, 10/15/2027 (a)	943,000	909,995

6.75%, 10/15/2027 (a)	1,868,000	1,825,970

AmWINS Group, Inc. 4.88%, 6/30/2029 (a)	979,000	932,497

HUB International Ltd.

7.00%, 5/1/2026 (a)	2,011,000	2,024,474

5.63%, 12/1/2029 (a)	679,000	645,050

NFP Corp.

4.88%, 8/15/2028 (a)	955,000	921,408

6.88%, 8/15/2028 (a)	2,281,000	2,120,760

		9,380,154

Interactive Media & Services — 0.1%

Rackspace Technology Global, Inc.

3.50%, 2/15/2028 (a)	454,000	412,005

5.38%, 12/1/2028 (a)	454,000	407,465

TripAdvisor, Inc. 7.00%, 7/15/2025 (a)	725,000	750,375

		1,569,845

Internet & Direct Marketing Retail — 0.4%

ANGI Group LLC 3.88%, 8/15/2028 (a)	700,000	621,250

Go Daddy Operating Co. LLC 5.25%, 12/1/2027 (a)	857,000	871,998

Match Group Holdings II LLC 4.63%, 6/1/2028 (a)	574,000	575,728

Millennium Escrow Corp. 6.63%, 8/1/2026 (a)	1,425,000	1,378,687

Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	709,000	704,037

QVC, Inc. 4.75%, 2/15/2027	2,060,000	1,936,400

		6,088,100

IT Services — 0.8%

Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	925,000	869,500

Arches Buyer, Inc.

4.25%, 6/1/2028 (a)	1,472,000	1,393,984

6.13%, 12/1/2028 (a)	655,000	615,700

Black Knight InfoServ LLC 3.63%, 9/1/2028 (a)	861,000	815,049

Block, Inc. 3.50%, 6/1/2031 (a)	1,000,000	939,040

Booz Allen Hamilton, Inc. 3.88%, 9/1/2028 (a)	1,793,000	1,755,042

Conduent Business Services LLC 6.00%, 11/1/2029 (a)	1,250,000	1,190,625

Gartner, Inc. 4.50%, 7/1/2028 (a)	1,958,000	1,983,513

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	87

JPMorgan High Yield Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

IT Services — continued

Presidio Holdings, Inc.

4.88%, 2/1/2027 (a)	748,000	746,130

8.25%, 2/1/2028 (a)	1,133,000	1,160,645

		11,469,228

Leisure Products — 0.2%

Mattel, Inc.

5.88%, 12/15/2027 (a)	952,000	1,009,120

5.45%, 11/1/2041	978,000	1,080,005

Vista Outdoor, Inc. 4.50%, 3/15/2029 (a)	600,000	562,500

		2,651,625

Life Sciences Tools & Services — 0.1%

Charles River Laboratories International, Inc. 3.75%, 3/15/2029 (a)	1,000,000	961,200

Machinery — 0.7%

EnPro Industries, Inc. 5.75%, 10/15/2026	500,000	518,743

Hillenbrand, Inc. 3.75%, 3/1/2031	1,888,000	1,802,294

Mueller Water Products, Inc. 4.00%, 6/15/2029 (a)	700,000	668,402

Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (a)	500,000	482,500

Terex Corp. 5.00%, 5/15/2029 (a)	850,000	841,696

Titan Acquisition Ltd. (Canada) 7.75%, 4/15/2026 (a)	1,488,000	1,458,240

TK Elevator Holdco GmbH (Germany) 7.63%, 7/15/2028 (a)	500,000	508,750

TK Elevator US Newco, Inc. (Germany) 5.25%, 7/15/2027 (a)	3,000,000	2,970,000

Wabash National Corp.

4.50%, 10/15/2028 (a)	594,000	563,379

		9,814,004

Media — 7.3%

Altice Financing SA (Luxembourg)

5.00%, 1/15/2028 (a)	1,250,000	1,126,338

5.75%, 8/15/2029 (a)	1,750,000	1,594,687

AMC Networks, Inc.

5.00%, 4/1/2024	313,000	312,684

4.75%, 8/1/2025	943,000	941,246

4.25%, 2/15/2029	943,000	882,884

Block Communications, Inc. 4.88%, 3/1/2028 (a)	300,000	291,750

Cable One, Inc. 4.00%, 11/15/2030(a)	750,000	693,735

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Media — continued

Clear Channel Outdoor Holdings, Inc 5.13%, 8/15/2027 (a)	2,662,000	2,659,604

Clear Channel Outdoor Holdings, Inc. 7.50%, 6/1/2029 (a)	3,397,000	3,530,027

CSC Holdings LLC

5.50%, 4/15/2027 (a)	500,000	498,750

7.50%, 4/1/2028 (a)	2,000,000	1,997,040

6.50%, 2/1/2029 (a)	8,500,000	8,606,250

5.75%, 1/15/2030 (a)	2,500,000	2,210,600

3.38%, 2/15/2031 (a)	3,050,000	2,598,257

Directv Financing LLC 5.88%, 8/15/2027 (a)	4,180,000	4,178,579

DISH DBS Corp.

5.88%, 11/15/2024	6,691,000	6,691,000

7.75%, 7/1/2026	2,261,000	2,289,692

5.25%, 12/1/2026 (a)	1,923,000	1,885,141

7.38%, 7/1/2028	1,375,000	1,302,015

5.75%, 12/1/2028 (a)	1,445,000	1,381,781

5.13%, 6/1/2029	943,000	795,657

Gannett Holdings LLC 6.00%, 11/1/2026 (a)	450,000	447,750

Gray Television, Inc.

7.00%, 5/15/2027 (a)	2,252,000	2,368,563

4.75%, 10/15/2030 (a)	3,682,000	3,452,630

iHeartCommunications, Inc.

6.38%, 5/1/2026	3,023,999	3,118,499

8.38%, 5/1/2027	2,731,425	2,845,298

Lamar Media Corp.

3.75%, 2/15/2028	952,000	914,667

4.00%, 2/15/2030	712,000	685,318

LCPR Senior Secured Financing DAC 6.75%, 10/15/2027 (a)	2,613,000	2,699,817

Liberty Interactive LLC 8.25%, 2/1/2030	925,000	906,500

McGraw-Hill Education, Inc.

5.75%, 8/1/2028 (a)	712,000	675,795

8.00%, 8/1/2029 (a)	462,000	422,979

Midas OpCo Holdings LLC 5.63%, 8/15/2029 (a)	1,636,000	1,603,280

News Corp. 3.88%, 5/15/2029 (a)	2,100,000	2,010,750

Nexstar Media, Inc. 5.63%, 7/15/2027 (a)	1,810,000	1,850,725

4.75%, 11/1/2028 (a)	1,183,000	1,147,510

Outfront Media Capital LLC

5.00%, 8/15/2027 (a)	1,520,000	1,506,320

4.25%, 1/15/2029(a)	967,000	922,344

SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Media — continued

Radiate Holdco LLC

4.50%, 9/15/2026 (a)	968,000	924,919

6.50%, 9/15/2028 (a)	468,000	444,600

Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	890,000	834,055

Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	1,545,000	1,541,995

Sinclair Television Group, Inc.

5.50%, 3/1/2030 (a)	1,791,000	1,571,602

4.13%, 12/1/2030 (a)	943,000	844,268

Sirius XM Radio, Inc.

5.00%, 8/1/2027 (a)	2,807,000	2,844,993

5.50%, 7/1/2029 (a)	5,008,000	5,120,680

4.13%, 7/1/2030 (a)	4,331,000	4,093,748

3.88%, 9/1/2031 (a)	1,425,000	1,312,809

Summer BC Bidco B LLC 5.50%, 10/31/2026 (a)	600,000	579,000

TEGNA, Inc. 5.00%, 9/15/2029	4,187,000	4,175,486

Univision Communications, Inc.

5.13%, 2/15/2025 (a)	1,361,000	1,369,702

6.63%, 6/1/2027 (a)	1,434,000	1,491,360

4.50%, 5/1/2029 (a)	1,206,000	1,154,365

UPC Holding BV (Netherlands) 5.50%, 1/15/2028 (a)	1,500,000	1,492,500

Urban One, Inc. 7.38%, 2/1/2028 (a)	750,000	746,250

Ziggo Bond Co. BV (Netherlands) 5.13%, 2/28/2030 (a)	1,250,000	1,165,625

Ziggo BV (Netherlands) 4.88%, 1/15/2030 (a)	1,000,000	960,180

		106,714,599

Metals & Mining — 2.0%

Alcoa Nederland Holding BV 6.13%, 5/15/2028 (a)	1,750,000	1,841,875

Allegheny Technologies, Inc. 5.88%, 12/1/2027	2,525,000	2,576,762

Arconic Corp. 6.13%, 2/15/2028 (a)	2,942,000	3,008,195

Big River Steel LLC 6.63%, 1/31/2029 (a)	1,036,000	1,082,620

Carpenter Technology Corp. 6.38%, 7/15/2028	1,435,000	1,447,556

Cleveland-Cliffs, Inc.

9.88%, 10/17/2025 (a)	1,613,000	1,790,430

5.88%, 6/1/2027	1,340,000	1,380,334

4.63%, 3/1/2029 (a)	2,491,000	2,403,815

4.88%, 3/1/2031 (a)	943,000	920,745

Constellium SE 5.63%, 6/15/2028 (a)	2,000,000	2,013,960

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Metals & Mining — continued

ERO Copper Corp. (Brazil) 6.50%, 2/15/2030 (a)	742,000	717,974

FMG Resources August 2006 Pty. Ltd. (Australia) 5.13%, 5/15/2024 (a)	811,000	833,481

4.50%, 9/15/2027 (a)	1,296,000	1,299,655

Kaiser Aluminum Corp. 4.63%, 3/1/2028 (a)	949,000	896,112

4.50%, 6/1/2031 (a)	949,000	854,689

Novelis Corp. 4.75%, 1/30/2030 (a)	5,533,000	5,414,151

United States Steel Corp. 6.88%, 3/1/2029	1,000,000	1,027,450

		29,509,804

Multiline Retail — 0.3%

NMG Holding Co., Inc. 7.13%, 4/1/2026 (a)	1,848,000	1,903,440

Nordstrom, Inc. 4.38%, 4/1/2030	1,696,000	1,557,267

5.00%, 1/15/2044	955,000	840,400

		4,301,107

Oil, Gas & Consumable Fuels — 11.8%

Antero Midstream Partners LP 5.75%, 3/1/2027 (a)	2,217,000	2,258,103

5.75%, 1/15/2028 (a)	2,769,000	2,810,535

Antero Resources Corp. 8.38%, 7/15/2026 (a)	3,011,000	3,304,573

7.63%, 2/1/2029 (a)	1,036,000	1,121,501

Apache Corp. 4.38%, 10/15/2028	1,174,000	1,188,675

5.10%, 9/1/2040	4,226,000	4,226,423

Baytex Energy Corp. (Canada) 8.75%, 4/1/2027 (a)	1,429,000	1,531,767

Blue Racer Midstream LLC 7.63%, 12/15/2025 (a)	934,000	981,867

Buckeye Partners LP 3.95%, 12/1/2026	418,000	403,370

4.50%, 3/1/2028 (a)	4,059,000	3,856,050

California Resources Corp. 7.13%, 2/1/2026 (a)	1,012,000	1,052,480

Cheniere Energy Partners LP 4.50%, 10/1/2029	9,380,000	9,560,096

Chesapeake Energy Corp. 5.50%, 2/1/2026 (a)	1,920,000	1,973,165

6.75%, 4/15/2029 (a)	1,705,000	1,802,526

CNX Resources Corp. 7.25%, 3/14/2027 (a)	943,000	996,147

Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	4,307,000	4,382,588

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	89

JPMorgan High Yield Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Oil, Gas & Consumable Fuels — continued

CQP Holdco LP 5.50%, 6/15/2031 (a)	1,250,000	1,243,750

Crestwood Midstream Partners LP 5.63%, 5/1/2027 (a)	2,811,000	2,789,918

CrownRock LP 5.00%, 5/1/2029 (a)	943,000	959,502

DCP Midstream Operating LP

5.38%, 7/15/2025	954,000	1,010,386

5.13%, 5/15/2029	3,325,000	3,499,563

DT Midstream, Inc. 4.13%, 6/15/2029 (a)	3,726,000	3,595,590

Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	1,387,000	1,404,337

Endeavor Energy Resources LP

6.63%, 7/15/2025 (a)	672,000	702,300

5.75%, 1/30/2028 (a)	462,000	478,489

EnLink Midstream Partners LP

4.15%, 6/1/2025	1,429,000	1,430,786

5.45%, 6/1/2047	1,429,000	1,211,078

EQM Midstream Partners LP

4.00%, 8/1/2024	2,305,000	2,258,900

6.00%, 7/1/2025 (a)	943,000	961,860

5.50%, 7/15/2028	4,517,000	4,434,610

4.50%, 1/15/2029 (a)	1,420,000	1,325,925

6.50%, 7/15/2048	1,704,000	1,661,400

EQT Corp. 3.90%, 10/1/2027	4,764,000	4,814,951

Genesis Energy LP

6.50%, 10/1/2025	943,000	930,246

8.00%, 1/15/2027	1,636,000	1,653,759

Gulfport Energy Corp. 8.00%, 5/17/2026	951,057	1,005,743

Hess Infrastructure Partners LP 5.63%, 2/15/2026 (a)	25,000	25,625

Hess Midstream Operations LP

5.63%, 2/15/2026 (a)	585,000	599,625

5.13%, 6/15/2028 (a)	1,046,000	1,068,316

Hilcorp Energy I LP 6.00%, 2/1/2031 (a)	1,500,000	1,519,125

Holly Energy Partners LP 5.00%, 2/1/2028 (a)	955,000	912,025

ITT Holdings LLC 6.50%, 8/1/2029 (a)	934,000	875,625

Laredo Petroleum, Inc. 10.13%, 1/15/2028	943,000	997,223

MEG Energy Corp. (Canada) 7.13%, 2/1/2027 (a)	1,387,000	1,446,849

Murphy Oil Corp.

5.75%, 8/15/2025	1,649,000	1,679,919

6.37%, 12/1/2042 (e)	731,000	685,312

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Oil, Gas & Consumable Fuels — continued

New Fortress Energy, Inc. 6.75%, 9/15/2025 (a)	1,868,000	1,795,596

NGL Energy Operating LLC 7.50%, 2/1/2026 (a)	2,810,000	2,821,591

NuStar Logistics LP

6.00%, 6/1/2026	905,000	919,480

5.63%, 4/28/2027	3,056,000	3,058,735

Occidental Petroleum Corp.

5.88%, 9/1/2025	1,340,000	1,437,150

3.40%, 4/15/2026	6,070,000	6,070,000

3.50%, 8/15/2029	3,073,000	3,057,635

6.45%, 9/15/2036	8,684,000	10,225,410

4.20%, 3/15/2048	2,405,000	2,248,675

PBF Holding Co. LLC 9.25%, 5/15/2025 (a)	979,000	996,132

PDC Energy, Inc.

6.13%, 9/15/2024	454,000	457,405

5.75%, 5/15/2026	478,000	485,170

Range Resources Corp.

8.25%, 1/15/2029	2,758,000	3,022,272

4.75%, 2/15/2030 (a)	1,000,000	978,750

Rockcliff Energy II LLC 5.50%, 10/15/2029(a)	500,000	495,625

Rockies Express Pipeline LLC

4.95%, 7/15/2029 (a)	1,302,000	1,259,685

6.88%, 4/15/2040 (a)	574,000	585,480

SM Energy Co. 6.75%, 9/15/2026	2,005,000	2,025,050

Southwestern Energy Co.

7.75%, 10/1/2027	562,000	592,910

8.38%, 9/15/2028	1,160,000	1,265,850

5.38%, 3/15/2030	1,945,000	2,008,212

Summit Midstream Holdings LLC 8.50%, 10/15/2026 (a)	1,553,000	1,537,470

Sunoco LP

6.00%, 4/15/2027	650,000	670,956

4.50%, 4/30/2030 (a)	1,850,000	1,766,898

Tallgrass Energy Partners LP 5.50%, 1/15/2028 (a)	5,455,000	5,257,256

Targa Resources Partners LP

5.88%, 4/15/2026	2,638,000	2,723,735

6.88%, 1/15/2029	6,201,000	6,749,231

5.50%, 3/1/2030	3,994,000	4,228,847

Venture Global Calcasieu Pass LLC 3.88%, 8/15/2029 (a)	1,405,000	1,375,425

Viper Energy Partners LP 5.38%, 11/1/2027 (a)	500,000	513,000

SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Oil, Gas & Consumable Fuels — continued

Western Midstream Operating LP

4.75%, 8/15/2028	5,198,000	5,379,930

4.55%, 2/1/2030 (e)	2,368,000	2,435,630

5.45%, 4/1/2044	3,291,000	3,373,275

5.30%, 3/1/2048	720,000	741,600

		171,192,669

Paper & Forest Products — 0.1%

Glatfelter Corp. 4.75%, 11/15/2029 (a)	486,000	461,272

Louisiana-Pacific Corp. 3.63%, 3/15/2029 (a)	500,000	468,200

		929,472

Personal Products — 0.4%

Coty, Inc.

5.00%, 4/15/2026 (a)	1,405,000	1,413,556

6.50%, 4/15/2026 (a)	488,000	498,004

4.75%, 1/15/2029 (a)	478,000	464,855

Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	1,886,000	1,895,430

Herbalife Nutrition Ltd. 7.88%, 9/1/2025 (a)	1,000,000	1,048,640

Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	684,000	684,855

		6,005,340

Pharmaceuticals — 3.0%

Bausch Health Americas, Inc. 8.50%, 1/31/2027(a)	6,285,000	6,360,546

Bausch Health Cos., Inc. 6.13%, 4/15/2025 (a)	4,956,000	4,980,780

5.00%, 1/30/2028 (a)	7,337,000	6,144,738

7.25%, 5/30/2029 (a)	8,073,000	7,063,552

Catalent Pharma Solutions, Inc. 5.00%, 7/15/2027 (a)	1,421,000	1,451,992

3.13%, 2/15/2029 (a)	967,000	895,684

Elanco Animal Health, Inc. 6.40%, 8/28/2028 (e)	1,100,000	1,188,330

Endo Dac 9.50%, 7/31/2027 (a)	1,164,000	1,134,900

Endo Luxembourg Finance Co. I SARL 6.13%, 4/1/2029 (a)	967,000	908,980

Jazz Securities DAC 4.38%, 1/15/2029 (a)	1,800,000	1,782,828

Organon & Co. 4.13%, 4/30/2028 (a)	2,500,000	2,459,025

5.13%, 4/30/2031 (a)	2,500,000	2,495,675

Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a)	4,523,000	4,530,440

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Pharmaceuticals — continued

Perrigo Finance Unlimited Co. 3.90%, 6/15/2030 (e)	2,500,000	2,292,579

		43,690,049

Professional Services — 0.0% (d)

Science Applications International Corp. 4.88%, 4/1/2028 (a)	836,000	815,760

Real Estate Management & Development — 0.3%

Kennedy-Wilson, Inc. 4.75%, 3/1/2029	1,886,000	1,842,037

5.00%, 3/1/2031	472,000	457,994

Realogy Group LLC 5.75%, 1/15/2029 (a)	2,000,000	1,977,500

		4,277,531

Road & Rail — 0.8%

Avis Budget Car Rental LLC

5.75%, 7/15/2027 (a)	1,900,000	1,915,238

5.38%, 3/1/2029 (a)	674,000	663,034

First Student Bidco, Inc. 4.00%, 7/31/2029 (a)	1,129,000	1,066,897

Hertz Corp. (The) 4.63%, 12/1/2026 (a)	732,000	697,230

5.00%, 12/1/2029 (a)	1,458,000	1,360,022

NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	1,622,000	1,559,148

Uber Technologies, Inc. 6.25%, 1/15/2028 (a)	2,579,000	2,631,534

XPO Logistics, Inc. 6.25%, 5/1/2025 (a)	1,693,000	1,755,844

		11,648,947

Semiconductors & Semiconductor Equipment — 0.2%

ams-OSRAM AG (Austria) 7.00%, 7/31/2025 (a)	1,000,000	1,036,370

Entegris, Inc. 4.38%, 4/15/2028(a)	851,000	833,980

3.63%, 5/1/2029 (a)	462,000	433,125

ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	676,000	670,085

		2,973,560

Software — 1.5%

CDK Global, Inc. 5.25%, 5/15/2029 (a)	1,425,000	1,460,625

Clarivate Science Holdings Corp.

3.88%, 7/1/2028 (a)	1,617,000	1,528,065

4.88%, 7/1/2029 (a)	1,617,000	1,522,664

Fair Isaac Corp.

5.25%, 5/15/2026 (a)	827,000	877,654

4.00%, 6/15/2028 (a)	559,000	548,519

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	91

JPMorgan High Yield Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Software — continued

LogMeIn, Inc. 5.50%, 9/1/2027 (a)	700,000	665,644

Minerva Merger Sub, Inc. 6.50%, 2/15/2030 (a)	2,750,000	2,647,480

NCR Corp.

5.75%, 9/1/2027 (a)	1,886,000	1,913,818

6.13%, 9/1/2029 (a)	4,081,000	4,235,262

Open Text Corp. (Canada) 3.88%, 2/15/2028 (a)	811,000	785,251

Open Text Holdings, Inc. (Canada) 4.13%, 2/15/2030 (a)	811,000	776,532

PTC, Inc. 4.00%, 2/15/2028 (a)	943,000	921,783

SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	3,753,000	3,857,183

		21,740,480

Specialty Retail — 2.0%

Asbury Automotive Group, Inc.

4.50%, 3/1/2028	1,405,000	1,380,876

4.63%, 11/15/2029 (a)	1,923,000	1,874,925

Bath & Body Works, Inc.

7.50%, 6/15/2029	2,038,000	2,233,403

6.88%, 11/1/2035	4,826,000	5,333,840

Gap, Inc. (The) 3.63%, 10/1/2029 (a)	2,392,000	2,165,956

Lithia Motors, Inc.

4.63%, 12/15/2027 (a)	1,375,000	1,405,937

3.88%, 6/1/2029 (a)	943,000	930,628

LSF9 Atlantis Holdings LLC 7.75%, 2/15/2026 (a)	1,050,000	1,010,625

Michaels Cos., Inc. (The) 5.25%, 5/1/2028 (a)	925,000	864,875

PetSmart, Inc.

4.75%, 2/15/2028 (a)	2,000,000	1,995,000

7.75%, 2/15/2029 (a)	1,700,000	1,787,125

SRS Distribution, Inc.

4.63%, 7/1/2028 (a)	1,150,000	1,102,563

6.13%, 7/1/2029 (a)	1,431,000	1,367,263

Staples, Inc.

7.50%, 4/15/2026 (a)	3,157,000	3,121,326

10.75%, 4/15/2027 (a)	1,697,000	1,580,535

White Cap Buyer LLC 6.88%, 10/15/2028 (a)	1,390,000	1,383,050

		29,537,927

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Technology Hardware, Storage & Peripherals — 0.4%

Diebold Nixdorf, Inc. 9.38%, 7/15/2025 (a)	904,000	935,884

Seagate HDD Cayman

4.88%, 6/1/2027	2,246,000	2,307,765

4.13%, 1/15/2031	1,465,000	1,386,403

Xerox Corp. 6.75%, 12/15/2039	574,000	574,000

Xerox Holdings Corp.

5.00%, 8/15/2025 (a)	574,000	583,261

5.50%, 8/15/2028 (a)	574,000	572,565

		6,359,878

Textiles, Apparel & Luxury Goods — 0.2%

G-III Apparel Group Ltd. 7.88%, 8/15/2025 (a)	500,000	526,875

Hanesbrands, Inc.

4.63%, 5/15/2024 (a)	559,000	566,686

4.88%, 5/15/2026(a)	529,000	538,697

William Carter Co. (The)

5.63%, 3/15/2027(a)	1,108,000	1,128,775

		2,761,033

Thrifts & Mortgage Finance — 1.8%

Ladder Capital Finance Holdings LLLP

REIT, 4.25%, 2/1/2027(a)	4,818,000	4,691,528

Nationstar Mortgage Holdings, Inc. 5.50%, 8/15/2028(a)	7,044,000	7,026,390

PennyMac Financial Services, Inc. 5.75%, 9/15/2031(a)	1,886,000	1,777,555

Radian Group, Inc. 4.88%, 3/15/2027	1,951,000	2,014,407

Rocket Mortgage LLC

2.88%, 10/15/2026 (a)	4,010,000	3,767,475

3.88%, 3/1/2031 (a)	2,945,000	2,757,256

4.00%, 10/15/2033 (a)	4,010,000	3,732,308

		25,766,919

Tobacco — 0.1%

Vector Group Ltd. 5.75%, 2/1/2029 (a)	1,000,000	922,500

Trading Companies & Distributors — 1.6%

Beacon Roofing Supply, Inc. 4.50%, 11/15/2026 (a)	790,000	792,196

H&E Equipment Services, Inc. 3.88%, 12/15/2028 (a)	2,230,000	2,086,812

Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	1,898,000	1,945,450

Imola Merger Corp. 4.75%, 5/15/2029 (a)	3,927,000	3,808,405

SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Trading Companies & Distributors — continued

United Rentals North America, Inc.

4.88%, 1/15/2028	4,450,000	4,541,625

5.25%, 1/15/2030	4,600,000	4,784,000

WESCO Distribution, Inc.

7.13%, 6/15/2025 (a)	2,171,000	2,273,602

7.25%, 6/15/2028 (a)	3,291,000	3,533,415

		23,765,505

Wireless Telecommunication Services — 1.1%

Connect Finco SARL (United Kingdom) 6.75%, 10/1/2026 (a)	1,612,000	1,632,150

Hughes Satellite Systems Corp. 6.63%, 8/1/2026	1,331,000	1,386,290

Sprint Corp. 7.13%, 6/15/2024	975,000	1,054,228

T-Mobile USA, Inc.

2.88%, 2/15/2031	3,642,000	3,417,362

3.50%, 4/15/2031	1,886,000	1,856,512

United States Cellular Corp. 6.70%, 12/15/2033	500,000	545,000

Vmed O2 UK Financing I plc (United Kingdom) 4.25%, 1/31/2031 (a)	2,000,000	1,840,000

Vodafone Group plc (United Kingdom)

(USD Swap Semi 5 Year + 4.87%), 7.00%, 4/4/2079 (c)	2,890,000	3,207,900

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.07%), 5.12%, 6/4/2081 (c)	738,000	658,665

		15,598,107

Total Corporate Bonds (Cost $1,458,603,704)		1,401,551,089

	SHARES

Short-term Investments — 1.4%

Investment Companies — 1.4%

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(f)(g)(Cost $20,697,667)	20,697,667	20,697,667

Total Investments — 97.8% (Cost $1,479,301,371)		1,422,248,756

Other Assets Less Liabilities — 2.2%		31,310,008

NET ASSETS — 100.0%		1,453,558,764

Percentages indicated are based on net assets.

Abbreviations

OYJ	Public Limited Company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
USD	United States Dollar
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2022.
(d)	Amount rounds to less than 0.1% of net assets.
(e)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of February 28, 2022.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of February 28, 2022.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	93

JPMorgan Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — 37.0%

Aerospace & Defense — 0.2%

Boeing Co. (The) 3.20%, 3/1/2029	200,000	197,727

BWX Technologies, Inc. 4.13%, 6/30/2028 (a)	80,000	77,600

		275,327

Airlines — 0.1%

American Airlines, Inc. 5.50%, 4/20/2026 (a)	160,000	163,766

Auto Components — 0.9%

Allison Transmission, Inc. 5.88%, 6/1/2029 (a)	315,000	330,388

American Axle & Manufacturing, Inc.

6.50%, 4/1/2027	255,000	260,738

5.00%, 10/1/2029	50,000	47,415

Clarios Global LP

6.75%, 5/15/2025 (a)	25,000	25,943

6.25%, 5/15/2026 (a)	205,000	212,060

8.50%, 5/15/2027 (a)	20,000	20,850

Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a)	80,000	74,200

Goodyear Tire & Rubber Co. (The)

5.00%, 7/15/2029 (a)	280,000	276,080

5.25%, 7/15/2031 (a)	50,000	48,562

		1,296,236

Automobiles — 0.1%

General Motors Co. 5.00%, 4/1/2035	85,000	91,946

Banks — 2.8%

Banco Santander SA (Spain) (USD ICE Swap Rate 5 Year + 4.99%), 7.50%, 2/8/2024 (b) (c) (d) (e)	200,000	208,000

Bank of America Corp.

Series DD, (ICE LIBOR USD 3 Month + 4.55%), 6.30%, 3/10/2026 (b) (c) (e)	85,000	91,492

(ICE LIBOR USD 3 Month + 1.06%), 3.56%, 4/23/2027 (c)	225,000	230,970

(SOFR + 1.32%), 2.69%, 4/22/2032 (c)	115,000	110,602

Citigroup, Inc.

Series U, (SOFR + 3.81%), 5.00%, 9/12/2024 (b) (c) (e)	95,000	96,092

Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025 (b) (c) (e)	145,000	140,085

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Banks — continued

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (b) (c) (e)	100,000	95,250

(SOFR + 0.77%), 1.46%, 6/9/2027 (c)	225,000	212,739

Credit Agricole SA (France) (USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025 (a) (b) (c) (e)	250,000	281,563

HSBC Holdings plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030 (b) (c) (e)	200,000	186,000

ING Groep NV (Netherlands) (USD ICE Swap Rate 5 Year + 4.20%), 6.75%, 4/16/2024 (b) (c) (d) (e)	200,000	208,500

Intesa Sanpaolo SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.60%), 4.20%, 6/1/2032 (a) (c)	200,000	180,915

Lloyds Banking Group plc (United Kingdom) (USD Swap Semi 5 Year + 4.50%), 7.50%, 9/27/2025 (b) (c) (e)	200,000	219,482

National Australia Bank Ltd. (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 3.93%, 8/2/2034 (a) (c)	250,000	253,104

NatWest Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.63%), 6.00%, 12/29/2025 (b) (c) (e)	200,000	206,500

Nordea Bank Abp (Finland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.11%), 6.63%, 3/26/2026 (a) (b) (c) (e)	200,000	214,500

Societe Generale SA (France)

(USD ICE Swap Rate 5 Year + 5.87%), 8.00%, 9/29/2025 (a) (b) (c) (e)	200,000	217,402

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.93%), 4.75%, 5/26/2026 (a) (b) (c) (e)	200,000	185,500

Truist Financial Corp. Series Q, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.35%), 5.10%, 3/1/2030 (b) (c) (e)	100,000	103,750

UniCredit SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (c)	200,000	186,546

SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Banks — continued

Wells Fargo & Co. Series BB, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (b) (c) (e)	250,000	240,625

		3,869,617

Biotechnology — 0.1%

AbbVie, Inc. 4.50%, 5/14/2035	80,000	88,901

Building Products — 0.3%

JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	50,000	48,625

MIWD Holdco II LLC 5.50%, 2/1/2030 (a)	30,000	28,604

Standard Industries, Inc. 4.75%, 1/15/2028 (a)	305,000	299,281

		376,510

Capital Markets — 0.9%

Charles Schwab Corp. (The) Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.17%), 4.00%, 6/1/2026 (b) (c) (e)	200,000	193,530

Credit Suisse Group AG (Switzerland) (USD Swap Semi 5 Year + 3.46%), 6.25%, 12/18/2024 (a) (b) (c) (e)	200,000	204,750

Goldman Sachs Group, Inc. (The)

Series R, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.22%), 4.95%, 2/10/2025 (b) (c) (e)	95,000	95,532

Series U, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.92%), 3.65%, 8/10/2026 (b) (c) (e)	100,000	92,250

(SOFR + 0.91%), 1.95%, 10/21/2027 (c)	225,000	215,584

Morgan Stanley (SOFR + 0.86%), 1.51%, 7/20/2027 (c)	225,000	213,155

UBS Group AG (Switzerland) (USD Swap Semi 5 Year + 4.59%), 6.87%, 8/7/2025 (b) (c) (d) (e)	200,000	210,500

		1,225,301

Chemicals — 1.3%

Axalta Coating Systems LLC 4.75%, 6/15/2027 (a)	200,000	200,500

Braskem Idesa SAPI (Mexico) 6.99%, 2/20/2032 (a)	200,000	191,000

Chemours Co. (The)

5.75%, 11/15/2028 (a)	205,000	201,509

4.63%, 11/15/2029 (a)	50,000	46,312

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Chemicals — continued

Element Solutions, Inc. 3.88%, 9/1/2028 (a)	120,000	113,813

Hexion, Inc. 7.88%, 7/15/2027 (a)	90,000	94,770

NOVA Chemicals Corp. (Canada) 5.25%, 6/1/2027 (a)	320,000	320,800

Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029	245,000	236,425

Trinseo Materials Operating SCA 5.13%, 4/1/2029 (a)	220,000	208,450

WR Grace Holdings LLC

4.88%, 6/15/2027 (a)	95,000	94,907

5.63%, 8/15/2029 (a)	140,000	134,050

		1,842,536

Commercial Services & Supplies — 1.1%

ACCO Brands Corp. 4.25%, 3/15/2029 (a)	260,000	242,450

ADT Security Corp. (The)

4.13%, 8/1/2029 (a)	50,000	47,143

4.88%, 7/15/2032 (a)	180,000	167,850

Allied Universal Holdco LLC 6.63%, 7/15/2026 (a)	165,000	169,010

Aramark Services, Inc. 5.00%, 2/1/2028 (a)	90,000	90,161

Atento Luxco 1 SA (Brazil) 8.00%, 2/10/2026 (d)	100,000	101,581

GFL Environmental, Inc. (Canada) 3.75%, 8/1/2025 (a)	160,000	158,400

Madison IAQ LLC 4.13%, 6/30/2028 (a)	235,000	222,306

Nielsen Finance LLC 5.63%, 10/1/2028 (a)	160,000	154,617

Prime Security Services Borrower LLC 3.38%, 8/31/2027 (a)	175,000	161,865

Stericycle, Inc. 3.88%, 1/15/2029 (a)	60,000	55,875

		1,571,258

Communications Equipment — 0.3%

CommScope, Inc.

6.00%, 3/1/2026 (a)	285,000	291,703

8.25%, 3/1/2027 (a)	135,000	134,328

		426,031

Construction & Engineering — 0.1%

Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	50,000	48,125

MasTec, Inc. 4.50%, 8/15/2028 (a)	75,000	76,040

		124,165

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	95

JPMorgan Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Consumer Finance — 1.2%

AerCap Ireland Capital DAC (Ireland) 3.85%, 10/29/2041	150,000	139,009

Avolon Holdings Funding Ltd. (Ireland) 3.63%, 5/1/2022 (a)	100,000	100,178

Ford Motor Credit Co. LLC

3.66%, 9/8/2024	200,000	200,210

3.38%, 11/13/2025	275,000	270,875

4.13%, 8/17/2027	665,000	669,821

OneMain Finance Corp. 6.63%, 1/15/2028	150,000	160,261

Park Aerospace Holdings Ltd. (Ireland) 4.50%, 3/15/2023 (a)	100,000	102,080

		1,642,434

Containers & Packaging — 1.0%

Ardagh Packaging Finance plc 5.25%, 8/15/2027 (a)	200,000	190,113

LABL, Inc. 6.75%, 7/15/2026 (a)	165,000	165,412

Mauser Packaging Solutions Holding Co. 5.50%, 4/15/2024 (a)	255,000	253,725

Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (a)	320,000	296,744

TriMas Corp. 4.13%, 4/15/2029 (a)	25,000	23,528

Trivium Packaging Finance BV (Netherlands)

5.50%, 8/15/2026 (a) (f)	200,000	201,858

8.50%, 8/15/2027 (a) (f)	250,000	256,420

		1,387,800

Distributors — 0.0% (g)

Ritchie Bros Holdings, Inc. (Canada) 4.75%, 12/15/2031 (a)	60,000	59,615

Diversified Consumer Services — 0.1%

Service Corp. International 5.13%, 6/1/2029	155,000	158,875

Diversified Telecommunication Services — 2.9%

Altice France Holding SA (Luxembourg) 10.50%, 5/15/2027 (a)	200,000	209,400

Altice France SA (France) 5.13%, 7/15/2029 (a)	250,000	226,250

AT&T, Inc.

4.30%, 2/15/2030	125,000	136,082

3.50%, 9/15/2053	50,000	45,720

CCO Holdings LLC

5.00%, 2/1/2028 (a)	630,000	633,840

5.38%, 6/1/2029 (a)	390,000	396,096

4.75%, 3/1/2030 (a)	465,000	456,623

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Diversified Telecommunication Services — continued

4.25%, 2/1/2031 (a)	100,000	93,694

4.75%, 2/1/2032 (a)	20,000	19,450

Frontier Communications Holdings LLC 5.88%, 10/15/2027 (a)	245,000	248,464

Level 3 Financing, Inc. 4.63%, 9/15/2027 (a)	335,000	323,275

Lumen Technologies, Inc. 4.00%, 2/15/2027 (a)	420,000	399,659

Sprint Capital Corp.

6.88%, 11/15/2028	125,000	148,434

8.75%, 3/15/2032	285,000	395,437

Switch Ltd. 4.13%, 6/15/2029 (a)	50,000	47,938

Telecom Italia Capital SA (Italy) 6.38%, 11/15/2033	60,000	58,500

Zayo Group Holdings, Inc. 4.00%, 3/1/2027 (a)	115,000	109,331

		3,948,193

Electric Utilities — 1.1%

Duquesne Light Holdings, Inc. 2.78%, 1/7/2032 (a)	115,000	108,253

Electricidad Firme de Mexico Holdings SA de CV (Mexico) 4.90%, 11/20/2026 (a)	200,000	193,125

Energuate Trust (Guatemala) 5.88%, 5/3/2027 (d)	200,000	198,225

Eskom Holdings SOC Ltd. (South Africa) 7.13%, 2/11/2025 (d)	200,000	195,787

Instituto Costarricense de Electricidad (Costa Rica) 6.75%, 10/7/2031 (a)	200,000	199,413

NRG Energy, Inc.

5.75%, 1/15/2028	130,000	132,922

3.38%, 2/15/2029 (a)	265,000	246,106

Vistra Operations Co. LLC 5.00%, 7/31/2027 (a)	245,000	246,819

		1,520,650

Electronic Equipment, Instruments & Components — 0.3%

II-VI, Inc. 5.00%, 12/15/2029 (a)	60,000	59,935

Sensata Technologies, Inc. 3.75%, 2/15/2031 (a)	350,000	325,500

		385,435

Energy Equipment & Services — 0.1%

Guara Norte Sarl (Brazil) 5.20%, 6/15/2034 (d)	191,908	175,236

Transocean Guardian Ltd. 5.88%, 1/15/2024 (a)	42,448	40,610

		215,846

SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Entertainment — 0.8%

Live Nation Entertainment, Inc.

6.50%, 5/15/2027 (a)	190,000	203,426

4.75%, 10/15/2027 (a)	320,000	314,406

Netflix, Inc. 5.88%, 11/15/2028	280,000	316,582

WMG Acquisition Corp. 3.88%, 7/15/2030 (a)	220,000	211,200

		1,045,614

Equity Real Estate Investment Trusts (REITs) — 0.8%

American Tower Corp. 3.80%, 8/15/2029	100,000	103,253

Iron Mountain, Inc.

4.88%, 9/15/2027 (a)	70,000	70,085

5.25%, 7/15/2030 (a)	105,000	104,185

RHP Hotel Properties LP 4.75%, 10/15/2027	290,000	283,475

SBA Communications Corp. 3.88%, 2/15/2027	165,000	164,715

VICI Properties LP 4.25%, 12/1/2026 (a)	325,000	328,250

		1,053,963

Food & Staples Retailing — 0.8%

Albertsons Cos., Inc.

4.63%, 1/15/2027 (a)	415,000	416,821

3.50%, 3/15/2029 (a)	50,000	46,500

Performance Food Group, Inc.

5.50%, 10/15/2027 (a)	175,000	178,062

4.25%, 8/1/2029 (a)	50,000	47,700

Rite Aid Corp. 8.00%, 11/15/2026 (a)	280,000	266,542

US Foods, Inc.

4.75%, 2/15/2029 (a)	69,000	68,255

4.63%, 6/1/2030 (a)	41,000	39,867

		1,063,747

Food Products — 0.5%

Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (a)	255,000	246,713

Post Holdings, Inc. 5.50%, 12/15/2029 (a)	320,000	322,683

Sigma Holdco BV (Netherlands) 7.88%, 5/15/2026 (a)	200,000	176,000

		745,396

Health Care Equipment & Supplies — 0.6%

Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	250,000	253,750

Hologic, Inc. 3.25%, 2/15/2029 (a)	230,000	217,925

Mozart Debt Merger Sub, Inc.

3.88%, 4/1/2029 (a)	355,000	336,836

5.25%, 10/1/2029 (a)	50,000	47,750

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Health Care Equipment & Supplies — continued

Teleflex, Inc. 4.25%, 6/1/2028 (a)	25,000	24,688

		880,949

Health Care Providers & Services — 2.4%

Acadia Healthcare Co., Inc. 5.00%, 4/15/2029 (a)	35,000	34,563

Centene Corp. 4.63%, 12/15/2029	450,000	463,500

Community Health Systems, Inc.

8.00%, 3/15/2026 (a)	271,000	281,163

5.63%, 3/15/2027 (a)	25,000	25,205

6.00%, 1/15/2029 (a)	50,000	50,062

5.25%, 5/15/2030 (a)	39,000	37,776

DaVita, Inc. 3.75%, 2/15/2031 (a)	330,000	301,537

Encompass Health Corp. 4.50%, 2/1/2028	230,000	223,911

HCA, Inc.

5.88%, 2/15/2026	435,000	470,127

5.88%, 2/1/2029	295,000	329,662

4.13%, 6/15/2029	140,000	146,729

Owens & Minor, Inc. 4.50%, 3/31/2029 (a)	90,000	84,864

Tenet Healthcare Corp.

5.13%, 11/1/2027 (a)	535,000	545,325

4.63%, 6/15/2028 (a)	335,000	328,300

		3,322,724

Health Care Technology — 0.1%

IQVIA, Inc. 5.00%, 5/15/2027 (a)	200,000	204,586

Hotels, Restaurants & Leisure — 1.4%

1011778 BC ULC (Canada)

3.88%, 1/15/2028 (a)	180,000	175,050

3.50%, 2/15/2029 (a)	50,000	47,125

Boyne USA, Inc. 4.75%, 5/15/2029 (a)	55,000	54,037

Caesars Entertainment, Inc.

6.25%, 7/1/2025 (a)	30,000	31,107

8.13%, 7/1/2027 (a)	85,000	91,628

Carnival Corp.

9.88%, 8/1/2027 (a)	60,000	67,350

6.00%, 5/1/2029 (a)	95,000	92,239

Cedar Fair LP

5.38%, 4/15/2027	170,000	171,275

5.25%, 7/15/2029	25,000	24,970

Hilton Domestic Operating Co., Inc. 4.88%, 1/15/2030	50,000	51,437

Hilton Worldwide Finance LLC 4.88%, 4/1/2027	260,000	265,525

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	97

JPMorgan Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Hotels, Restaurants & Leisure — continued

MGM Resorts International 4.63%, 9/1/2026	80,000	79,800

Six Flags Entertainment Corp. 4.88%, 7/31/2024 (a)	250,000	249,803

Station Casinos LLC 4.50%, 2/15/2028 (a)	35,000	33,644

Wynn Resorts Finance LLC

7.75%, 4/15/2025 (a)	50,000	52,195

5.13%, 10/1/2029 (a)	260,000	250,250

Yum! Brands, Inc. 4.75%, 1/15/2030 (a)	155,000	157,325

		1,894,760

Household Durables — 0.3%

CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	85,000	87,762

Newell Brands, Inc. 4.70%, 4/1/2026 (f)	160,000	165,630

Tempur Sealy International, Inc. 4.00%, 4/15/2029 (a)	180,000	169,636

		423,028

Household Products — 0.6%

Central Garden & Pet Co. 5.13%, 2/1/2028	160,000	163,000

Energizer Holdings, Inc.

4.75%, 6/15/2028 (a)	75,000	70,875

4.38%, 3/31/2029 (a)	285,000	256,856

Spectrum Brands, Inc.

5.00%, 10/1/2029 (a)	250,000	246,875

3.88%, 3/15/2031 (a)	50,000	45,802

		783,408

Independent Power and Renewable Electricity Producers — 0.3%

Calpine Corp.

4.50%, 2/15/2028 (a)	180,000	175,658

4.63%, 2/1/2029 (a)	50,000	46,375

Termocandelaria Power Ltd. (Colombia) 7.88%, 1/30/2029 (d)	170,000	163,200

		385,233

Internet & Direct Marketing Retail — 0.1%

Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	80,000	79,440

IT Services — 0.3%

Block, Inc. 3.50%, 6/1/2031 (a)	120,000	112,685

Gartner, Inc. 4.50%, 7/1/2028 (a)	240,000	243,127

		355,812

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Leisure Products — 0.2%

Mattel, Inc. 5.88%, 12/15/2027 (a)	155,000	164,300

Vista Outdoor, Inc. 4.50%, 3/15/2029 (a)	140,000	131,250

		295,550

Machinery — 0.0% (g)

Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (a)	20,000	19,300

Media — 3.2%

Charter Communications Operating LLC 5.38%, 4/1/2038	100,000	104,598

Clear Channel Outdoor Holdings, Inc.

5.13%, 8/15/2027 (a)	410,000	409,631

7.50%, 6/1/2029 (a)	70,000	72,741

CSC Holdings LLC 6.50%, 2/1/2029 (a)	260,000	263,250

Directv Financing LLC 5.88%, 8/15/2027 (a)	235,000	234,920

Discovery Communications LLC 4.95%, 5/15/2042	60,000	61,024

DISH DBS Corp.

5.88%, 11/15/2024	816,000	816,000

7.75%, 7/1/2026	125,000	126,586

5.25%, 12/1/2026 (a)	119,000	116,657

Gray Escrow II, Inc. 5.38%, 11/15/2031 (a)	33,000	31,768

Gray Television, Inc.

7.00%, 5/15/2027 (a)	20,000	21,035

4.75%, 10/15/2030 (a)	182,000	170,663

iHeartCommunications, Inc.

5.25%, 8/15/2027 (a)	350,000	348,616

4.75%, 1/15/2028 (a)	50,000	48,375

Midcontinent Communications 5.38%, 8/15/2027 (a)	40,000	39,550

News Corp. 3.88%, 5/15/2029 (a)	125,000	119,688

Nexstar Media, Inc.

5.63%, 7/15/2027 (a)	25,000	25,562

4.75%, 11/1/2028 (a)	400,000	388,000

Paramount Global (ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057 (c)	100,000	101,100

Sirius XM Radio, Inc.

5.00%, 8/1/2027 (a)	200,000	202,707

4.00%, 7/15/2028 (a)	385,000	370,081

4.13%, 7/1/2030 (a)	50,000	47,261

Univision Communications, Inc.

6.63%, 6/1/2027 (a)	50,000	52,000

4.50%, 5/1/2029 (a)	130,000	124,434

SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Media — continued

Videotron Ltd. (Canada) 5.13%, 4/15/2027 (a)	165,000	167,888

		4,464,135

Metals & Mining — 0.7%

Arconic Corp. 6.13%, 2/15/2028 (a)	165,000	168,712

Big River Steel LLC 6.63%, 1/31/2029 (a)	35,000	36,575

Cleveland-Cliffs, Inc. 4.63%, 3/1/2029 (a)	225,000	217,125

Freeport-McMoRan, Inc. 4.38%, 8/1/2028	160,000	162,000

Glencore Funding LLC (Australia) 2.50%, 9/1/2030 (a)	100,000	92,011

Kaiser Aluminum Corp. 4.63%, 3/1/2028 (a)	60,000	56,656

Novelis Corp.

4.75%, 1/30/2030 (a)	134,000	131,122

3.88%, 8/15/2031 (a)	66,000	60,802

		925,003

Multiline Retail — 0.1%

NMG Holding Co., Inc. 7.13%, 4/1/2026 (a)	125,000	128,750

Oil, Gas & Consumable Fuels — 3.7%

Antero Midstream Partners LP

5.75%, 1/15/2028 (a)	175,000	177,625

5.38%, 6/15/2029 (a)	50,000	50,250

Antero Resources Corp. 7.63%, 2/1/2029 (a)	50,000	54,127

BP Capital Markets plc (United Kingdom)

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025 (b) (c) (e)	140,000	140,000

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (b) (c) (e)	75,000	74,332

Buckeye Partners LP 3.95%, 12/1/2026	170,000	164,050

Cheniere Energy Partners LP 4.50%, 10/1/2029	130,000	132,496

Cheniere Energy, Inc. 4.63%, 10/15/2028	80,000	81,733

Chesapeake Energy Corp. 6.75%, 4/15/2029 (a)	160,000	169,152

Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	160,000	162,808

Crestwood Midstream Partners LP

5.75%, 4/1/2025	65,000	65,406

5.63%, 5/1/2027 (a)	25,000	24,813

8.00%, 4/1/2029 (a)	75,000	79,798

DT Midstream, Inc. 4.13%, 6/15/2029 (a)	170,000	164,050

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Oil, Gas & Consumable Fuels — continued

Energean Israel Finance Ltd. (Israel) 5.38%, 3/30/2028 (d)	50,000	46,797

Energy Transfer LP 5.35%, 5/15/2045	60,000	63,419

EnLink Midstream Partners LP 4.40%, 4/1/2024	60,000	61,110

EQM Midstream Partners LP

6.00%, 7/1/2025 (a)	165,000	168,300

4.50%, 1/15/2029 (a)	50,000	46,688

EQT Corp. 3.90%, 10/1/2027	60,000	60,642

Gulfport Energy Corp. 8.00%, 5/17/2026 (a)	90,000	95,175

Hess Midstream Operations LP 5.63%, 2/15/2026 (a)	165,000	169,125

Leviathan Bond Ltd. (Israel) 6.75%, 6/30/2030 (d)	50,000	50,125

Medco Bell Pte. Ltd. (Indonesia) 6.38%, 1/30/2027 (d)	200,000	193,200

MEG Energy Corp. (Canada) 7.13%, 2/1/2027 (a)	65,000	67,805

MPLX LP 4.50%, 4/15/2038	90,000	92,615

NuStar Logistics LP 5.63%, 4/28/2027	190,000	190,170

Occidental Petroleum Corp.

8.50%, 7/15/2027	50,000	60,250

8.88%, 7/15/2030	195,000	252,135

Peru LNG Srl (Peru) 5.38%, 3/22/2030 (d)	200,000	172,600

Petrobras Global Finance BV (Brazil) 5.50%, 6/10/2051	100,000	84,897

Petroleos Mexicanos (Mexico)

6.88%, 8/4/2026	50,000	52,772

5.35%, 2/12/2028	100,000	96,060

7.69%, 1/23/2050	350,000	313,250

Range Resources Corp.

8.25%, 1/15/2029	65,000	71,228

4.75%, 2/15/2030 (a)	20,000	19,575

SM Energy Co. 10.00%, 1/15/2025 (a)	55,000	60,301

Southwestern Energy Co. 8.38%, 9/15/2028	140,000	152,775

Sunoco LP 4.50%, 5/15/2029	40,000	38,332

Tallgrass Energy Partners LP

7.50%, 10/1/2025 (a)	170,000	178,500

5.50%, 1/15/2028 (a)	50,000	48,188

Targa Resources Partners LP

6.50%, 7/15/2027	285,000	302,100

4.88%, 2/1/2031	50,000	51,400

4.00%, 1/15/2032	205,000	201,929

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	99

JPMorgan Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Oil, Gas & Consumable Fuels — continued

Transcanada Trust (Canada) (SOFR + 4.42%), 5.50%, 9/15/2079 (c)	100,000	100,870

		5,102,973

Personal Products — 0.3%

Coty, Inc. 5.00%, 4/15/2026 (a)	60,000	60,365

Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	210,000	211,050

Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	130,000	130,163

		401,578

Pharmaceuticals — 1.4%

Bausch Health Americas, Inc.

9.25%, 4/1/2026 (a)	395,000	408,414

8.50%, 1/31/2027 (a)	265,000	268,185

Bausch Health Cos., Inc.

4.88%, 6/1/2028 (a)	255,000	244,945

5.25%, 1/30/2030 (a)	230,000	185,438

Cheplapharm Arzneimittel GmbH (Germany) 5.50%, 1/15/2028 (a)	250,000	249,840

Elanco Animal Health, Inc. 6.40%, 8/28/2028 (f)	145,000	156,644

Jazz Securities DAC 4.38%, 1/15/2029 (a)	200,000	198,092

Organon & Co. 4.13%, 4/30/2028 (a)	205,000	201,640

Teva Pharmaceutical Finance Netherlands III BV (Israel) 3.15%, 10/1/2026	50,000	44,781

		1,957,979

Road & Rail — 0.5%

Avis Budget Car Rental LLC

4.75%, 4/1/2028 (a)	50,000	47,500

5.38%, 3/1/2029 (a)	255,000	250,851

Hertz Corp. (The)

4.63%, 12/1/2026 (a)	45,000	42,863

5.00%, 12/1/2029 (a)	90,000	83,952

NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	65,000	62,481

Uber Technologies, Inc.

7.50%, 9/15/2027 (a)	125,000	133,594

4.50%, 8/15/2029 (a)	140,000	134,029

		755,270

Semiconductors & Semiconductor Equipment — 0.3%

Broadcom Corp. 3.50%, 1/15/2028	100,000	102,107

Entegris, Inc. 4.38%, 4/15/2028 (a)	85,000	83,300

ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	170,000	168,512

		353,919

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Software — 0.5%

Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	170,000	160,650

NCR Corp. 5.13%, 4/15/2029 (a)	280,000	276,850

SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	195,000	200,413

		637,913

Specialty Retail — 0.8%

Asbury Automotive Group, Inc.

4.50%, 3/1/2028	45,000	44,227

4.63%, 11/15/2029 (a)	105,000	102,375

4.75%, 3/1/2030	15,000	14,550

Bath & Body Works, Inc. 6.75%, 7/1/2036	115,000	125,431

Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	30,000	28,913

Lithia Motors, Inc. 4.63%, 12/15/2027 (a)	90,000	92,025

PetSmart, Inc. 4.75%, 2/15/2028 (a)	270,000	269,325

SRS Distribution, Inc.

4.63%, 7/1/2028 (a)	126,000	120,803

6.13%, 7/1/2029 (a)	70,000	66,882

6.00%, 12/1/2029 (a)	9,000	8,505

Staples, Inc. 7.50%, 4/15/2026 (a)	205,000	202,683

		1,075,719

Thrifts & Mortgage Finance — 0.1%

Rocket Mortgage LLC 3.88%, 3/1/2031 (a)	170,000	159,163

Tobacco — 0.0% (g)

BAT Capital Corp. (United Kingdom) 4.39%, 8/15/2037	80,000	76,674

Trading Companies & Distributors — 0.7%

Imola Merger Corp. 4.75%, 5/15/2029 (a)	340,000	329,732

United Rentals North America, Inc. 4.88%, 1/15/2028	380,000	387,824

WESCO Distribution, Inc.

7.13%, 6/15/2025 (a)	210,000	219,925

7.25%, 6/15/2028 (a)	20,000	21,473

		958,954

Wireless Telecommunication Services — 0.6%

Sprint Corp. 7.63%, 3/1/2026	290,000	330,619

T-Mobile USA, Inc. 4.75%, 2/1/2028	320,000	330,352

Vodafone Group plc (United Kingdom)

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 3.25%, 6/4/2081 (c)	100,000	92,755

SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Wireless Telecommunication Services — continued

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 4.12%, 6/4/2081 (c)	100,000	92,000

		845,726

Total Corporate Bonds (Cost $52,968,892)		51,067,708

Asset-Backed Securities — 18.5%

ACC Trust Series 2019-2, Class C, 5.24%, 10/21/2024 (a)	500,000	503,693

Air Canada Pass-Through Trust (Canada) Series 2020-2, Class B, 9.00%, 10/1/2025 (a)	8,227	8,894

American Airlines Pass-Through Trust Series 2021-1, Class B, 3.95%, 7/11/2030	50,000	47,696

American Credit Acceptance Receivables Trust Series 2020-4, Class E, 3.65%, 12/14/2026 (a)	600,000	600,249

AMSR Trust Series 2020-SFR1, Class H, 5.30%, 4/17/2037 (a)	100,000	97,889

Applebee’s Funding LLC

Series 2019-1A, Class A2I, 4.19%, 6/5/2049 (a)	1,633,500	1,629,106

Series 2019-1A, Class A2II, 4.72%, 6/5/2049 (a)	495,000	497,227

Avis Budget Rental Car Funding AESOP LLC Series 2020-1A, Class C, 3.02%, 8/20/2026 (a)	461,000	455,855

British Airways Pass-Through Trust (United Kingdom) Series 2020-1, Class B, 8.38%, 11/15/2028 (a)	10,439	11,766

BSPRT Issuer Ltd. (Cayman Islands)

Series 2021-FL7, Class A, 1.51%, 12/15/2038 (a) (h)	428,500	426,109

Series 2021-FL7, Class D, 2.94%, 12/15/2038 ‡ (a) (h)	275,000	271,563

Series 2021-FL7, Class E, 3.59%, 12/15/2038 ‡ (a) (h)	265,000	262,210

Business Jet Securities LLC Series 2020-1A, Class A, 2.98%, 11/15/2035 (a)	150,920	150,421

CoreVest American Finance Trust

Series 2019-1, Class E, 5.49%, 3/15/2052 ‡ (a)	300,000	313,013

Series 2019-2, Class E, 5.31%, 6/15/2052 ‡ (a) (h)	350,000	350,074

Series 2019-3, Class E, 4.75%, 10/15/2052 ‡ (a) (h)	350,000	339,502

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Diamond Resorts Owner Trust Series 2018-1, Class C, 4.53%, 1/21/2031 ‡ (a)	109,630	110,607

Driven Brands Funding LLC Series 2021-1A, Class A2, 2.79%, 10/20/2051 (a)	1,995,000	1,867,719

DT Auto Owner Trust

Series 2019-2A, Class E, 4.46%, 5/15/2026 (a)	750,000	765,028

Series 2021-4A, Class D, 1.99%, 9/15/2027 (a)	1,929,000	1,862,221

Series 2021-2A, Class E, 2.97%, 7/17/2028 (a)	1,080,000	1,036,513

Series 2021-4A, Class E, 3.34%, 7/17/2028 (a)	1,600,000	1,553,456

FREED ABS Trust

Series 2020-FP1, Class C, 4.37%, 3/18/2027 ‡ (a)	1,000,000	1,003,503

Series 2022-1FP, Class D, 3.35%, 3/19/2029 ‡ (a)	200,000	197,978

GLS Auto Receivables Issuer Trust

Series 2021-1A, Class E, 3.14%, 1/18/2028 (a)	650,000	636,781

Series 2021-3A, Class E, 3.20%, 10/16/2028 (a)	1,000,000	957,351

LendingClub Loan Certificate Issuer Trust

Series 2022-NP1, Class CERT, 3/16/2037 ‡ (a)	50,000	1,414,011

Series 2022-P1, Class CERT, 3/16/2037 ‡ (a)	50,000	1,264,622

ME Funding LLC Series 2019-1, Class A2, 6.45%, 7/30/2049 (a)	588,000	607,892

New Residential Mortgage Loan Trust Series 2022-SFR1, Class E1, 3.55%, 2/17/2039 (a)	168,000	161,727

NRZ Excess Spread-Collateralized Notes Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	232,259	229,961

Planet Fitness Master Issuer LLC Series 2022-1A, Class A2I, 3.25%, 12/5/2051 (a)	65,000	64,095

Republic Finance Issuance Trust Series 2021-A, Class D, 5.23%, 12/22/2031 ‡ (a)	800,000	782,014

Service Experts Issuer LLC Series 2021-1A, Class A, 2.67%, 2/2/2032 (a)	376,896	369,037

United Airlines Pass-Through Trust

Series 2016-2, Class B, 3.65%, 10/7/2025	39,444	38,535

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	101

JPMorgan Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Asset-Backed Securities — continued

Series 2016-1, Class B, 3.65%, 1/7/2026	32,870	32,392

Upstart Pass-Through Trust

Series 2021-ST10, Class A, 2.25%, 1/20/2030 (a)	1,055,490	1,038,245

Series 2022-PT2, Class A, 18.12%, 2/20/2030 (a) (h)	1,000,000	1,000,000

Upstart Securitization Trust

Series 2020-3, Class C, 6.25%, 11/20/2030 ‡ (a)	1,000,000	1,038,953

Series 2021-2, Class C, 3.61%, 6/20/2031 ‡ (a)	1,500,000	1,467,113

Total Asset-Backed Securities (Cost $25,988,146)		25,465,021

Commercial Mortgage-Backed Securities — 16.2%

BANK

Series 2019-BN20, Class D, 2.50%, 9/15/2062 ‡ (a)	700,000	572,049

Series 2020-BN26, Class E, 2.50%, 3/15/2063 ‡ (a)	320,000	240,419

BX Commercial Mortgage Trust Series 2020-VIVA, Class D, 3.55%, 3/11/2044 ‡ (a) (h)	750,000	679,165

Citigroup Commercial Mortgage Trust Series 2018-C5, Class XA, IO, 0.54%, 6/10/2051 (h)	1,646,171	57,680

Citigroup COmmercial Mortgage Trust Series 2018-C6, Class XA, IO, 0.77%, 11/10/2051 (h)	1,181,975	53,106

Commercial Mortgage Trust Series 2016-DC2, Class D, 3.92%, 2/10/2049 (a) (h)	350,000	313,120

FHLMC, Multi-Family Structured Pass-Through Certificates

Series K741, Class X1, IO, 0.57%, 12/25/2027 (h)	1,448,345	42,883

Series K742, Class X1, IO, 0.78%, 3/25/2028 (h)	2,773,307	100,506

Series K742, Class X3, IO, 2.60%, 4/25/2028 (h)	5,000,000	689,885

Series K743, Class X1, IO, 0.93%, 5/25/2028 (h)	1,656,166	85,516

Series K744, Class X1, IO, 0.86%, 7/25/2028 (h)	2,154,856	104,522

Series K084, Class X3, IO, 2.24%, 11/25/2028 (h)	751,485	95,686

Series K104, Class X1, IO, 1.13%, 1/25/2030 (h)	9,382,114	707,098

Series K110, Class X1, IO, 1.70%, 4/25/2030 (h)	8,878,512	1,013,653

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Series K132, Class X1, IO, 0.51%, 8/25/2031 (h)	16,899,044	723,119

Series K-1514, Class X1, IO, 0.58%, 10/25/2034 (h)	1,203,887	70,616

Series K-1517, Class X1, IO, 1.33%, 7/25/2035 (h)	392,792	54,626

Series K-1520, Class X1, IO, 0.47%, 2/25/2036 ‡ (h)	413,618	20,805

Series K067, Class X3, IO, 2.11%, 9/25/2044 (h)	1,575,428	158,890

Series K065, Class X3, IO, 2.18%, 7/25/2045 (h)	1,304,230	129,378

Series K083, Class X3, IO, 2.29%, 11/25/2046 (h)	621,062	80,117

Series K737, Class X3, IO, 1.77%, 1/25/2048 (h)	900,000	66,330

Series K124, Class X3, IO, 2.62%, 2/25/2049 (h)	5,000,000	954,304

Series K741, Class X3, IO, 2.45%, 3/25/2049 (h)	13,766,615	1,693,599

Series K743, Class X3, IO, 2.95%, 6/25/2049 (h)	13,000,000	2,061,230

FNMA ACES

Series 2020-M3, Class X1, IO, 0.36%, 2/25/2030 (h)	3,893,160	98,036

Series 2022-M2, Class X2, IO, 0.24%, 1/25/2032 (h)	2,910,001	55,712

Series 2020-M31, Class AB, 0.50%, 10/25/2032	104,108	96,174

FREMF Mortgage Trust

Series 2019-KW09, Class X2A, IO, 0.10%, 5/25/2029 (a)	19,983,847	100,213

Series 2019-KW09, Class C, PO, 6/25/2029 (a)	790,000	486,988

Series 2019-KW09, Class X2B, IO, 0.10%, 6/25/2029 (a)	10,000,000	56,156

GNMA

Series 2014-135, IO, 0.42%, 1/16/2056 (h)	7,055,451	159,772

Series 2017-53, IO, 0.54%, 11/16/2056 (h)	5,235,184	206,079

Series 2015-114, IO, 0.55%, 3/15/2057 (h)	5,774,577	120,782

Series 2017-158, IO, 0.47%, 9/16/2057 (h)	3,820,633	143,776

Series 2020-184, IO, 0.91%, 11/16/2060 (h)	6,829,073	535,487

Series 2021-218, IO, 0.96%, 10/16/2061 (h)	348,894	30,537

SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Commercial Mortgage-Backed Securities — continued

Series 2020-120, IO, 0.80%, 5/16/2062 (h)	6,282,297	452,212

Series 2020-100, IO, 0.81%, 5/16/2062 (h)	6,016,389	432,888

Series 2020-161, IO, 1.04%, 8/16/2062 (h)	5,433,322	449,714

Series 2021-120, IO, 1.01%, 2/16/2063 (h)	6,937,379	613,213

Series 2021-61, IO, 1.15%, 8/16/2063 (h)	1,751,760	154,368

Series 2021-195, Class IX, IO, 1.20%, 8/16/2063 (h)	1,992,794	203,666

Series 2021-110, IO, 0.88%, 11/16/2063 (h)	5,995,612	481,734

Series 2021-180, IO, 0.91%, 11/16/2063 (h)	4,960,252	414,930

Series 2021-200, IO, 0.91%, 11/16/2063 (h)	2,174,462	180,308

Series 2021-150, IO, 1.04%, 11/16/2063 (h)	4,938,030	451,114

Series 2021-185, IO, 1.11%, 11/16/2063 (h)	1,541,694	144,498

Series 2022-7, Class SA, IF, IO, 3.60%, 2/16/2064 (h)	1,402,055	263,015

Series 2021-224, IO, 0.78%, 4/16/2064 (h)	1,996,349	158,949

GS Mortgage Securities Trust

Series 2016-GS2, Class D, 2.75%, 5/10/2049 ‡ (a)	750,000	657,182

Series 2019-GC40, Class E, 3.00%, 7/10/2052 ‡ (a)	800,000	635,917

JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C16, Class D, 5.01%, 12/15/2046 ‡ (a) (h)	1,500,000	1,498,464

Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15, Class D, 4.90%, 4/15/2047 ‡ (a) (h)	1,337,000	1,338,236

UBS-Barclays Commercial Mortgage Trust Series 2012-C4, Class C, 4.31%, 12/10/2045 ‡ (a) (h)	1,000,000	989,123

Total Commercial Mortgage-Backed Securities (Cost $23,022,955)		22,377,545

Collateralized Mortgage Obligations — 7.5%

Connecticut Avenue Securities Trust Series 2019-R01, Class 2B1, 4.54%, 7/25/2031 ‡ (a) (h)	1,500,000	1,517,003

FHLMC STACR REMIC Trust Series 2021-HQA1, Class M2, 2.30%, 8/25/2033 (a) (h)	2,000,000	1,956,143

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

FNMA, Connecticut Avenue Securities

Series 2017-C01, Class 1B1, 5.94%, 7/25/2029 (h)	1,000,000	1,100,133

Series 2017-C02, Class 2B1, 5.69%, 9/25/2029 (h)	1,000,000	1,077,515

Series 2017-C04, Class 2B1, 5.24%, 11/25/2029 (h)	1,500,000	1,604,344

Series 2021-R02, Class 2B1, 3.35%, 11/25/2041 (a) (h)	64,000	60,016

Series 2021-R02, Class 2B2, 6.25%, 11/25/2041 (a) (h)	26,000	24,540

GNMA

Series 2014-181, Class SL, IF, IO, 5.44%, 12/20/2044 (h)	649,148	114,475

Series 2017-134, Class SD, IF, IO, 6.04%, 9/20/2047 (h)	651,465	104,437

Series 2019-52, Class SA, IF, IO, 5.94%, 4/20/2049 (h)	1,003,746	171,552

Series 2021-78, Class IB, IO, 3.00%, 5/20/2051	1,239,905	146,313

Series 2021-107, Class XI, IO, 3.00%, 6/20/2051	1,755,225	208,753

Series 2021-117, Class ES, IF, IO, 6.14%, 7/20/2051 (h)	2,024,266	395,537

Series 2021-142, Class XI, IO, 3.00%, 8/20/2051	177,280	24,066

Series 2021-154, Class SD, IF, IO, 6.14%, 9/20/2051 (h)	607,537	123,086

Series 2021-188, Class IJ, IO, 3.00%, 10/20/2051	3,470,477	484,626

PRPM LLC Series 2021-11, Class A2, 4.58%, 11/25/2026 (a) (f)	1,000,000	979,828

RCO VI Mortgage LLC Series 2022-1, Class A1, 3.00%, 1/25/2027 (a) (f)	250,000	246,605

Total Collateralized Mortgage Obligations (Cost $10,463,400)		10,338,972

Foreign Government Securities — 3.3%

Arab Republic of Egypt (Egypt)

7.05%, 1/15/2032 (d)	200,000	162,500

7.90%, 2/21/2048 (d)	200,000	147,000

Dominican Republic Government Bond (Dominican Republic)

6.00%, 2/22/2033 (a)	150,000	147,356

5.30%, 1/21/2041 (d)	150,000	128,466

7.45%, 4/30/2044 (d)	100,000	104,769

5.88%, 1/30/2060 (d)	150,000	126,215

Federal Republic of Nigeria (Nigeria)

6.50%, 11/28/2027 (d)	200,000	190,000

7.38%, 9/28/2033 (d)	200,000	178,225

8.25%, 9/28/2051 (a)	200,000	171,500

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	103

JPMorgan Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Foreign Government Securities — continued

Federative Republic of Brazil (Brazil) 3.75%, 9/12/2031	200,000	180,600

Hashemite Kingdom of Jordan (Jordan) 5.85%, 7/7/2030 (d)	200,000	187,500

Islamic Republic of Pakistan (Pakistan) 6.00%, 4/8/2026 (d)	200,000	182,522

Kingdom of Bahrain (Bahrain) 5.45%, 9/16/2032 (d)	200,000	184,000

Republic of Angola (Angola) 8.00%, 11/26/2029 (d)	200,000	196,500

Republic of Cote d’Ivoire (Ivory Coast)

5.75%, 12/31/2032 (d) (f)	131,389	126,897

6.13%, 6/15/2033 (d)	200,000	192,475

Republic of Ecuador (Ecuador) 5.00%, 7/31/2030 (d) (f)	120,000	105,548

Republic of El Salvador (El Salvador)

6.38%, 1/18/2027 (d)	50,000	27,306

7.12%, 1/20/2050 (d)	150,000	73,200

Republic of Ghana (Ghana)

6.38%, 2/11/2027 (d)	200,000	137,500

8.75%, 3/11/2061 (d)	200,000	129,500

Republic of Iraq (Iraq) 5.80%, 1/15/2028 (d)	187,500	179,742

Republic of Kenya (Kenya) 8.00%, 5/22/2032 (d)	200,000	187,500

Republic of Paraguay (Paraguay) 5.40%, 3/30/2050 (a)	200,000	195,850

Republic of Rwanda (Rwanda) 5.50%, 8/9/2031 (a)	200,000	189,163

Republic of Senegal (Senegal) 6.75%, 3/13/2048 (d)	200,000	168,600

Republic of South Africa (South Africa) 6.25%, 3/8/2041	100,000	98,112

State of Mongolia (Mongolia) 4.45%, 7/7/2031 (d)	200,000	179,522

Sultanate of Oman Government Bond (Oman) 6.50%, 3/8/2047 (d)	200,000	186,000

Ukraine Government Bond (Ukraine) 6.88%, 5/21/2029 (d)	200,000	62,000

Total Foreign Government Securities (Cost $5,180,433)		4,526,068

Mortgage-Backed Securities — 2.6%

GNMA II, 30 Year Pool # MA7706, 3.00%, 11/20/2051 (Cost $3,624,816)	3,465,288	3,528,365

INVESTMENTS	SHARES	VALUE ($)
Exchange-Traded Funds — 0.7%

SPDR Blackstone Senior Loan ETF (Cost $1,001,274)	21,800	982,962

Short-Term Investments — 13.4%

Investment Companies — 13.4%

JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (i) (j) (Cost $18,530,299)	18,524,176	18,529,733

Total Investments — 99.2% (Cost $140,780,215)		136,816,374

Other Assets Less Liabilities — 0.8%		1,044,627

NET ASSETS — 100.0%		137,861,001

Percentages indicated are based on net assets.

Abbreviations

ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF

   Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of February 28, 2022. The rate may be subject to a cap and floor.

IO

   Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	London Interbank Offered Rate
PO

   Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMIC	Real Estate Mortgage Investment Conduit
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
SPDR	Standard & Poor’s Depository Receipts
USD	United States Dollar

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.

SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

(b)

   Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of February 28, 2022.

(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2022.
(d)

   Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(e)	Security is an interest bearing note with preferred security characteristics.

(f)

   Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of February 28, 2022.

(g)	Amount rounds to less than 0.1% of net assets.
(h)

   Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 28, 2022.

(i)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(j)	The rate shown is the current yield as of February 28, 2022.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of February 28, 2022:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 2 Year Note	4	06/2022	USD	860,406	1,828
U.S. Treasury 5 Year Note	90	06/2022	USD	10,641,797	42,711
U.S. Treasury Long Bond	2	06/2022	USD	313,875	4,628

					49,167

Short Contracts
U.S. Treasury 2 Year Note	(11)	06/2022	USD	(2,366,117)	(5,076)
U.S. Treasury 10 Year Note	(182)	06/2022	USD	(23,190,781)	(146,835)
U.S. Treasury 10 Year Ultra Note	(7)	06/2022	USD	(990,063)	(9,585)
U.S. Treasury Ultra Bond	(4)	06/2022	USD	(746,250)	(8,165)

					(169,661)

					(120,494)

Abbreviations

USD	UnitedStates Dollar

Forward foreign currency exchange contracts outstanding as of February 28, 2022:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
BRL	4,097,207	USD	772,766	Citibank, NA**	3/15/2022	19,743
CAD	984,815	USD	776,906	Goldman Sachs International	3/15/2022	112
CNY	4,955,886	USD	776,906	HSBC Bank, NA**	3/15/2022	6,714
MXN	15,993,462	USD	776,906	Goldman Sachs International	3/15/2022	2,204
USD	778,604	CAD	984,815	Goldman Sachs International	3/15/2022	1,586
USD	783,348	ZAR	11,811,223	HSBC Bank, NA	3/15/2022	16,514

Total unrealized appreciation						46,873

USD	781,641	BRL	4,097,207	Bank of America NA**	3/15/2022	(10,868)
USD	777,905	CNY	4,955,886	BNP Paribas**	3/15/2022	(5,715)
USD	778,434	MXN	15,993,462	Citibank, NA	3/15/2022	(676)
ZAR	590,034	USD	38,558	Goldman Sachs International	3/15/2022	(251)
ZAR	11,221,189	USD	738,348	HSBC Bank, NA	3/15/2022	(9,821)

Total unrealized depreciation						(27,331)

Net unrealized appreciation						19,542

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	105

JPMorgan Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

Abbreviations

BRL	BrazilianReal
CAD	CanadianDollar
CNY	ChinaYuan
MXN	MexicanPeso
USD	UnitedStates Dollar
ZAR	SouthAfrican Rand

Over-the-Counter (“OTC”) Credit default swap contracts outstanding — buy protection (a) as of February 28, 2022:
REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (b)	NOTIONAL AMOUNT (c)		UPFRONT PAYMENTS (RECEIPTS) ($) (d)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Russian Federation, 2.25%, 3/31/2030	1.00	Quarterly	Citibank, NA	12/20/2026	21.75	USD	80,000	1,190	36,141	37,331
Russian Federation, 2.25%, 3/31/2030	1.00	Quarterly	Citibank, NA	12/20/2026	21.75	USD	81,000	1,191	36,606	37,797
Russian Federation, 2.25%, 3/31/2030	1.00	Quarterly	Merrill Lynch International	12/20/2026	21.75	USD	333,000	2,852	152,538	155,390
Russian Federation, 2.25%, 3/31/2030	1.00	Quarterly	Merrill Lynch International	12/20/2026	21.75	USD	41,500	486	18,879	19,365

								5,719	244,164	249,883

Centrally Cleared Credit default swap contracts outstanding — sell protection (e) as of February 28, 2022:
REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (b)	NOTIONAL AMOUNT (c)	UPFRONT PAYMENTS (RECEIPTS) ($) (d)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.37-V1	5.00	Quarterly	12/20/2026	3.64	USD 2,075,000	144,423	(6,992)	137,431

(a)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(b)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(c)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(d)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

(e)

The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

Abbreviations

CDX	CreditDefault Swap Index
USD	UnitedStates Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

Summary of total OTC swap contracts outstanding as of February 28, 2022:

	NET UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE ($)
Assets
OTC Credit default swap contracts outstanding — buy protection	5,719	249,883

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	107

JPMorgan International Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — 55.4%

Australia — 0.3%

APT Pipelines Ltd. 2.00%, 7/15/2030 (a)	EUR	150,000	167,203

Glencore Finance Europe Ltd. 6.00%, 4/3/2022 (a) (b)	GBP	100,000	134,621

Glencore Funding LLC

2.50%, 9/1/2030 (c)		462,000	425,089

2.63%, 9/23/2031 (c)		203,000	186,495

Rio Tinto Finance USA Ltd. 2.75%, 11/2/2051		115,000	101,048

Westpac Banking Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 4.11%, 7/24/2034 (d)		75,000	77,440

			1,091,896

Austria — 0.3%

ams-OSRAM AG 6.00%, 7/31/2025 (a)	EUR	700,000	816,713

Belgium — 1.0%

Anheuser-Busch Cos. LLC

4.70%, 2/1/2036		170,000	189,462

4.90%, 2/1/2046		85,000	96,047

Anheuser-Busch InBev SA/NV 3.70%, 4/2/2040 (a)	EUR	200,000	267,620

Anheuser-Busch InBev Worldwide, Inc. 4.44%, 10/6/2048		114,000	121,980

KBC Group NV

(EUR Swap Annual 5 Year + 4.69%), 4.75%, 3/5/2024 (a) (d) (e) (f)	EUR	400,000	455,228

(EUR Swap Annual 5 Year + 1.25%), 1.62%, 9/18/2029 (a) (d)	EUR	300,000	336,190

Ontex Group NV 3.50%, 7/15/2026 (a)	EUR	350,000	350,101

Sarens Finance Co. NV 5.75%, 2/21/2027 (a)	EUR	400,000	407,384

Solvay Finance SACA (EUR Swap Annual 5 Year + 3.70%), 5.42%, 11/12/2023 (a) (d) (e) (f)	EUR	100,000	117,778

Solvay SA (EUR Swap Annual 5 Year + 3.92%), 4.25%, 12/4/2023 (a) (d) (e) (f)	EUR	700,000	800,800

Telenet Finance Luxembourg Notes SARL 3.50%, 3/1/2028 (a)	EUR	200,000	220,620

			3,363,210

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Brazil — 0.3%

Guara Norte SARL 5.20%, 6/15/2034 (c)	311,851	284,758

Klabin Austria GmbH 7.00%, 4/3/2049 (a)	200,000	206,000

Suzano Austria GmbH

3.75%, 1/15/2031	48,000	44,916

7.00%, 3/16/2047 (a)	200,000	227,750

Vale Overseas Ltd. 3.75%, 7/8/2030	259,000	254,338

		1,017,762

Canada — 0.2%

Emera US Finance LP 2.64%, 6/15/2031	272,000	254,105

Emera, Inc. Series 16-A, (ICE LIBOR USD 3 Month + 5.44%), 6.75%, 6/15/2076 (d)	236,000	256,504

Transcanada Trust Series 16-A, (ICE LIBOR USD 3 Month + 4.64%), 5.87%, 8/15/2076 (d)	57,000	58,567

		569,176

Chile — 0.2%

Alfa Desarrollo SpA 4.55%, 9/27/2051 (c)	340,000	290,700

Empresa de Transporte de Pasajeros Metro SA 4.70%, 5/7/2050 (c)	200,000	206,610

Kenbourne Invest SA 6.88%, 11/26/2024 (c)	200,000	202,037

		699,347

China — 0.5%

Alibaba Group Holding Ltd. 3.40%, 12/6/2027	200,000	202,700

Country Garden Holdings Co. Ltd. 3.13%, 10/22/2025 (a)	530,000	373,385

Huarong Finance 2017 Co. Ltd. 4.25%, 11/7/2027 (a)	200,000	186,000

Huarong Finance 2019 Co. Ltd.

(ICE LIBOR USD 3 Month + 1.13%), 1.61%, 2/24/2023 (a) (d)	200,000	194,500

2.13%, 9/30/2023 (a)	200,000	192,000

Longfor Group Holdings Ltd. 4.50%, 1/16/2028 (a)	300,000	292,369

NXP BV 3.25%, 5/11/2041 (c)	300,000	274,347

		1,715,301

Colombia — 0.1%

AI Candelaria Spain SA 5.75%, 6/15/2033 (c)	250,000	216,750

SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued

Denmark — 0.2%

DKT Finance ApS 7.00%, 6/17/2023 (a)	EUR	300,000	336,160

TDC Holding A/S 5.00%, 3/2/2022 (b)	EUR	200,000	224,250

			560,410

Finland — 0.2%

Nokia OYJ 2.00%, 3/15/2024 (a)	EUR	425,000	483,984

Nordea Bank Abp

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.11%), 6.63%, 3/26/2026 (c) (d) (e) (f)		200,000	214,500

(EUR Swap Annual 5 Year + 1.30%), 1.00%, 6/27/2029 (a) (d)	EUR	100,000	111,216

			809,700

France — 8.3%

Airbus SE 1.63%, 6/9/2030 (a)	EUR	700,000	800,235

Altice France SA 3.38%, 1/15/2028 (a)	EUR	1,100,000	1,122,021

AXA SA (EURIBOR 3 Month + 3.75%), 3.38%, 7/6/2047 (a) (d)	EUR	600,000	718,676

Banijay Entertainment SASU 3.50%, 3/1/2025 (a)	EUR	375,000	408,812

Banijay Group SAS 6.50%, 3/1/2026 (a)	EUR	200,000	221,178

BPCE SA

5.15%, 7/21/2024 (c)		600,000	629,168

(EURIBOR 3 Month + 1.00%), 0.50%, 9/15/2027 (a) (d)	EUR	400,000	428,721

(EUR Swap Annual 5 Year + 2.37%), 2.75%, 11/30/2027 (a) (d)	EUR	400,000	456,223

(SOFR + 1.73%), 3.12%, 10/19/2032 (c) (d)		250,000	235,659

Casino Guichard Perrachon SA 4.50%, 3/7/2024 (a) (b)	EUR	400,000	412,620

CGG SA

7.75%, 4/1/2027 (c)	EUR	184,000	203,303

7.75%, 4/1/2027 (a)	EUR	150,000	165,737

Chrome Bidco SASU

3.50%, 5/31/2028 (c)	EUR	239,000	249,049

3.50%, 5/31/2028 (a)	EUR	100,000	104,204

Chrome Holdco SASU

5.00%, 5/31/2029 (a)	EUR	200,000	205,467

5.00%, 5/31/2029 (c)	EUR	158,000	162,319

INVESTMENTS	PRINCIPAL AMOUNT ($)		VALUE ($)

France — continued

Credit Agricole SA

3.25%, 10/4/2024 (c)		376,000	384,164

(USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025 (c) (d) (e) (f)		1,075,000	1,210,719

(EUR Swap Annual 5 Year + 4.37%), 4.00%, 12/23/2027 (a) (d) (e) (f)	EUR	100,000	112,118

2.00%, 3/25/2029 (a)	EUR	200,000	220,470

(EUR Swap Annual 5 Year + 1.90%), 1.62%, 6/5/2030 (a) (d)	EUR	500,000	556,982

Credit Mutuel Arkea SA (EURIBOR ICE Swap Rate 5 Year + 1.45%), 1.88%, 10/25/2029 (a) (d)	EUR	300,000	336,913

Electricite de France SA

(EUR Swap Annual 6 Year + 3.44%), 4.00%, 7/4/2024 (a) (d) (e) (f)	EUR	300,000	331,783

(EUR Swap Annual 5 Year + 3.97%), 3.38%, 6/15/2030 (a) (d) (e) (f)	EUR	600,000	583,611

Elis SA 1.63%, 4/3/2028 (a)	EUR	700,000	727,972

Faurecia SE

3.13%, 6/15/2026 (a)	EUR	700,000	769,785

2.38%, 6/15/2027 (a)	EUR	600,000	623,976

3.75%, 6/15/2028 (a)	EUR	800,000	884,045

Iliad Holding SASU

5.13%, 10/15/2026 (c)	EUR	111,000	123,909

5.63%, 10/15/2028 (c)	EUR	784,000	864,828

La Financiere Atalian SASU

4.00%, 5/15/2024 (a)	EUR	350,000	360,485

5.13%, 5/15/2025 (a)	EUR	100,000	101,659

Loxam SAS

2.88%, 4/15/2026 (a)	EUR	300,000	318,850

4.50%, 2/15/2027 (c)	EUR	288,000	319,691

Lune Holdings SARL 5.63%, 11/15/2028 (c)	EUR	375,000	387,193

Orange SA

(EUR Swap Annual 5 Year + 2.36%), 2.38%, 1/15/2025 (a) (d) (e) (f)	EUR	200,000	225,287

(EUR Swap Annual 5 Year + 3.99%), 5.00%, 10/1/2026 (a) (d) (e) (f)	EUR	400,000	496,714

(EURIBOR ICE Swap Rate 5 Year + 2.18%), 1.75%, 12/19/2026 (a) (d) (e) (f)	EUR	200,000	214,764

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	109

JPMorgan International Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued

France — continued

Orano SA 3.13%, 3/20/2023 (a)	EUR	800,000	909,292

Paprec Holding SA

4.00%, 3/31/2025 (a)	EUR	100,000	111,610

3.50%, 7/1/2028 (a)	EUR	150,000	156,625

3.50%, 7/1/2028 (c)	EUR	223,000	232,849

Parts Europe SA 6.50%, 7/16/2025 (a)	EUR	400,000	459,960

Quatrim SASU 5.88%, 1/15/2024 (a)	EUR	500,000	553,864

Renault SA

1.25%, 6/24/2025 (a)	EUR	500,000	527,122

2.00%, 9/28/2026 (a)	EUR	800,000	838,681

1.13%, 10/4/2027 (a)	EUR	100,000	96,898

Societe Generale SA

(USD ICE Swap Rate 5 Year + 5.87%), 8.00%, 9/29/2025 (c) (d) (e) (f)		200,000	217,402

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.51%), 5.38%, 11/18/2030 (c) (d) (e) (f)		1,325,000	1,245,500

(EUR Swap Annual 5 Year + 1.55%), 1.00%, 11/24/2030 (d)	EUR	1,100,000	1,181,107

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 3.65%, 7/8/2035 (c) (d)		200,000	192,305

SPIE SA

3.13%, 3/22/2024 (a)	EUR	200,000	228,192

2.63%, 6/18/2026 (a)	EUR	500,000	557,728

TotalEnergies Capital International SA 3.13%, 5/29/2050		50,000	46,204

TotalEnergies SE

(EUR Swap Annual 5 Year + 3.78%), 3.88%, 5/18/2022 (a) (d) (e) (f)	EUR	100,000	112,723

(EUR Swap Annual 5 Year + 1.77%), 1.75%, 4/4/2024 (a) (d) (e) (f)	EUR	850,000	943,109

Valeo 3.25%, 1/22/2024 (a)	EUR	800,000	934,297

Vallourec SA 8.50%, 6/30/2026 (a)	EUR	500,000	566,884

			26,791,662

Germany — 6.8%

Adler Pelzer Holding GmbH 4.13%, 4/1/2024 (a)	EUR	600,000	600,707

INVESTMENTS	PRINCIPAL AMOUNT ($)		VALUE ($)

Germany — continued

Bertelsmann SE & Co. KGaA (EUR Swap Annual 5 Year + 2.64%), 3.00%, 4/23/2075 (a) (d)	EUR	200,000	225,371

BK LC Lux Finco1 SARL 5.25%, 4/30/2029 (a)	EUR	850,000	924,631

CeramTec BondCo GmbH 5.25%, 12/15/2025 (a)	EUR	100,000	113,213

Cheplapharm Arzneimittel GmbH 4.38%, 1/15/2028 (a)	EUR	650,000	704,912

Commerzbank AG

(EUR Swap Annual 5 Year + 6.74%), 6.50%, 10/9/2029 (a) (d) (e) (f)	EUR	200,000	234,131

(EUR Swap Annual 5 Year + 4.35%), 4.00%, 12/5/2030 (a) (d)	EUR	500,000	580,660

CT Investment GmbH

5.50%, 4/15/2026 (a)	EUR	350,000	376,387

5.50%, 4/15/2026 (c)	EUR	106,000	113,991

Deutsche Bank AG (SOFR + 2.16%), 2.22%, 9/18/2024 (d)		1,075,000	1,072,450

(SOFR + 2.26%), 3.74%, 1/7/2033 (d)		450,000	421,200

Deutsche Lufthansa AG

2.00%, 7/14/2024 (a)	EUR	400,000	440,777

2.88%, 2/11/2025 (a)	EUR	1,000,000	1,101,628

3.00%, 5/29/2026 (a)	EUR	300,000	326,372

Douglas GmbH

6.00%, 4/8/2026 (c)	EUR	550,000	592,723

6.00%, 4/8/2026 (a)	EUR	350,000	377,187

Hapag-Lloyd AG 2.50%, 4/15/2028 (a)	EUR	500,000	544,463

IHO Verwaltungs GmbH

3.75% (cash), 9/15/2026 (a) (g)	EUR	125,000	138,399

3.88% (cash), 5/15/2027 (a) (g) (h)	EUR	500,000	554,738

Kirk Beauty SUN GmbH 9.00% (PIK), 10/1/2026 (c) (g) (h)	EUR	261,687	258,148

Nidda BondCo GmbH 5.00%, 9/30/2025 (a)	EUR	675,000	678,889

Nidda Healthcare Holding GmbH 3.50%, 9/30/2024 (a)	EUR	525,000	545,972

ProGroup AG 3.00%, 3/31/2026 (a)	EUR	200,000	216,027

Renk AG

5.75%, 7/15/2025 (a)	EUR	300,000	338,225

5.75%, 7/15/2025 (c)	EUR	100,000	112,742

SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued

Germany — continued

Schaeffler AG

2.88%, 3/26/2027 (a)	EUR	450,000	505,203

3.38%, 10/12/2028 (a)	EUR	500,000	567,089

Techem Verwaltungsgesellschaft 674 mbH 6.00%, 7/30/2026 (a)	EUR	219,799	247,897

Techem Verwaltungsgesellschaft 675 mbH 2.00%, 7/15/2025 (a)	EUR	1,100,000	1,178,120

thyssenkrupp AG

1.88%, 3/6/2023 (a)	EUR	150,000	168,188

2.88%, 2/22/2024 (a)	EUR	500,000	562,172

2.50%, 2/25/2025 (a)	EUR	100,000	111,856

TK Elevator Holdco GmbH 6.63%, 7/15/2028 (a)	EUR	270,000	301,312

TK Elevator Midco GmbH 4.38%, 7/15/2027 (a)	EUR	500,000	557,509

Traton Finance Luxembourg SA 0.75%, 3/24/2029 (a)	EUR	200,000	211,387

TUI Cruises GmbH 6.50%, 5/15/2026 (a)	EUR	350,000	379,683

Vantage Towers AG 0.38%, 3/31/2027 (a)	EUR	300,000	317,504

Volkswagen International Finance NV

(EUR Swap Annual 10 Year + 3.35%), 5.13%, 9/4/2023 (a) (d) (e) (f)	EUR	53,000	62,105

(EUR Swap Annual 5 Year + 3.75%), 3.50%, 6/17/2025 (a) (d) (e) (f)	EUR	100,000	113,972

(EUR Swap Annual 12 Year + 2.97%), 4.62%, 3/24/2026 (a) (d) (e) (f)	EUR	600,000	709,751

(EUR Swap Annual 10 Year + 3.98%), 4.62%, 6/27/2028 (a) (d) (e) (f)	EUR	600,000	704,407

3.25%, 11/18/2030 (a)	EUR	600,000	756,568

Vonovia Finance BV 2.25%, 4/7/2030 (a)	EUR	500,000	573,018

WEPA Hygieneprodukte GmbH 2.88%, 12/15/2027 (a)	EUR	250,000	244,183

ZF Europe Finance BV

2.00%, 2/23/2026 (a)	EUR	900,000	946,055

2.50%, 10/23/2027 (a)	EUR	300,000	309,872

ZF Finance GmbH

2.25%, 5/3/2028 (a)	EUR	200,000	204,628

3.75%, 9/21/2028 (a)	EUR	600,000	651,927

			21,978,349

INVESTMENTS	PRINCIPAL AMOUNT ($)		VALUE ($)

Greece — 0.3%

Alpha Bank SA 2.50%, 2/5/2023 (a)	EUR	780,000	890,980

India — 0.2%

Greenko Dutch BV 3.85%, 3/29/2026 (c)		197,000	191,090

Greenko Power II Ltd. 4.30%, 12/13/2028 (c)		425,000	402,348

NTPC Ltd. 3.75%, 4/3/2024 (a)		200,000	204,162

			797,600

Indonesia — 0.3%

Indonesia Asahan Aluminium Persero PT 5.45%, 5/15/2030 (c)		200,000	211,037

Pertamina Persero PT 3.65%, 7/30/2029 (c)		400,000	399,520

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara

4.13%, 5/15/2027 (a)		200,000	204,135

4.38%, 2/5/2050 (a)		320,000	287,560

			1,102,252

Ireland — 1.1%

AerCap Ireland Capital DAC

4.63%, 7/1/2022		330,000	333,690

3.00%, 10/29/2028		185,000	178,186

3.30%, 1/30/2032		205,000	194,622

AIB Group plc (EUR Swap Annual 5 Year + 2.15%), 1.88%, 11/19/2029 (a) (d)	EUR	750,000	828,472

Avolon Holdings Funding Ltd.

3.95%, 7/1/2024 (c)		126,000	128,912

2.13%, 2/21/2026 (c)		440,000	425,320

4.25%, 4/15/2026 (c)		140,000	143,876

4.38%, 5/1/2026 (c)		60,000	61,786

Bank of Ireland Group plc (EUR Swap Annual 5 Year + 7.92%), 7.50%, 5/19/2025 (a) (d) (e) (f)	EUR	300,000	366,228

eircom Finance DAC 3.50%, 5/15/2026 (a)	EUR	800,000	862,815

			3,523,907

Israel — 0.2%

Energean Israel Finance Ltd.

4.88%, 3/30/2026 (a)		156,000	148,200

5.38%, 3/30/2028 (a)		150,475	140,837

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	111

JPMorgan International Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued

Israel — continued

Leviathan Bond Ltd.

6.13%, 6/30/2025 (a)		200,000	202,725

6.50%, 6/30/2027 (a)		165,554	168,567

			660,329

Italy — 5.2%

Assicurazioni Generali SpA 2.43%, 7/14/2031 (a)	EUR	200,000	213,088

(EURIBOR 3 Month + 5.35%), 5.50%, 10/27/2047 (a) (d)	EUR	200,000	248,912

Atlantia SpA

1.63%, 2/3/2025 (a)	EUR	300,000	328,324

1.88%, 7/13/2027 (a)	EUR	200,000	213,025

1.88%, 2/12/2028 (a)	EUR	400,000	418,226

Autostrade per l’Italia SpA

1.63%, 6/12/2023	EUR	200,000	224,896

1.75%, 2/1/2027 (a)	EUR	1,550,000	1,672,765

2.00%, 12/4/2028 (a)	EUR	700,000	748,556

1.88%, 9/26/2029 (a)	EUR	100,000	103,328

Brunello Bidco SpA 3.50%, 2/15/2028 (a)	EUR	300,000	313,670

Enel Finance International NV 3.50%, 4/6/2028 (c)		200,000	206,209

Enel SpA Series 63.5, (EUR Swap Annual 5 Year + 2.58%), 3.38%, 8/24/2026 (a) (d) (e) (f)	EUR	800,000	909,339

Eni SpA 4.25%, 5/9/2029 (c)		250,000	265,660

Gamma Bidco SpA

5.13%, 7/15/2025 (a)	EUR	450,000	491,948

5.13%, 7/15/2025 (c)	EUR	132,000	144,305

Guala Closures SpA

3.25%, 6/15/2028 (c)	EUR	284,000	285,827

3.25%, 6/15/2028 (a)	EUR	100,000	100,644

Infrastrutture Wireless Italiane SpA 1.88%, 7/8/2026 (a)	EUR	300,000	337,122

Intesa Sanpaolo SpA

(EUR Swap Annual 5 Year + 5.86%), 6.25%, 5/16/2024 (a) (d) (e) (f)	EUR	300,000	348,569

3.93%, 9/15/2026 (a)	EUR	150,000	176,221

(EUR Swap Annual 5 Year + 7.19%), 7.75%, 1/11/2027 (a) (d) (e) (f)	EUR	676,000	842,289

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (c) (d)		200,000	177,393

INVESTMENTS	PRINCIPAL AMOUNT ($)		VALUE ($)

Italy — continued

Kedrion SpA

3.38%, 5/15/2026 (a)	EUR	250,000	275,195

3.38%, 5/15/2026 (c)	EUR	225,000	247,676

Leonardo SpA 4.88%, 3/24/2025	EUR	800,000	971,002

Nexi SpA 1.63%, 4/30/2026 (a)	EUR	450,000	471,135

Pro-Gest SpA 3.25%, 12/15/2024 (a)	EUR	500,000	515,869

Rossini SARL 6.75%, 10/30/2025 (a)	EUR	300,000	343,523

Saipem Finance International BV

2.63%, 1/7/2025 (a)	EUR	450,000	451,583

3.38%, 7/15/2026 (a)	EUR	150,000	142,391

Telecom Italia SpA

3.63%, 1/19/2024 (a)	EUR	100,000	114,416

2.88%, 1/28/2026 (a)	EUR	200,000	220,588

3.63%, 5/25/2026 (a)	EUR	825,000	934,378

2.38%, 10/12/2027 (a)	EUR	1,350,000	1,408,504

UniCredit SpA

(EURIBOR ICE Swap Rate 5 Year + 7.33%), 7.50%, 6/3/2026 (a) (d) (e) (f)	EUR	900,000	1,086,071

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (c) (d)		200,000	186,546

(EURIBOR ICE Swap Rate 5 Year + 4.74%), 4.87%, 2/20/2029 (a) (d)	EUR	200,000	234,610

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 3.13%, 6/3/2032 (c) (d)		200,000	182,330

Verde Bidco SpA 4.63%, 10/1/2026 (c)	EUR	100,000	109,619

			16,665,752

Japan — 0.3%

Sumitomo Mitsui Financial Group, Inc. 1.47%, 7/8/2025		460,000	443,957

Takeda Pharmaceutical Co. Ltd.

1.00%, 7/9/2029	EUR	363,000	394,763

3.03%, 7/9/2040		270,000	243,782

			1,082,502

Kazakhstan — 0.1%

KazMunayGas National Co. JSC 5.75%, 4/19/2047 (a)		380,000	389,500

SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued

Kuwait — 0.1%

MEGlobal Canada ULC 5.00%, 5/18/2025 (c)		200,000	208,900

Luxembourg — 2.0%

Altice Finco SA 4.75%, 1/15/2028 (a)	EUR	500,000	495,480

Altice France Holding SA

8.00%, 5/15/2027 (a)	EUR	350,000	405,820

8.00%, 5/15/2027 (c)	EUR	123,000	142,616

ARD Finance SA

5.00% (cash), 6/30/2027 (a) (g) (h)	EUR	100,000	106,799

5.00% (cash), 6/30/2027 (c) (g)	EUR	100,000	106,799

Herens Midco SARL

5.25%, 5/15/2029 (c)	EUR	303,000	287,504

5.25%, 5/15/2029 (a)	EUR	300,000	284,657

INEOS Finance plc

3.38%, 3/31/2026 (a)	EUR	400,000	440,651

3.38%, 3/31/2026 (c)	EUR	147,000	161,940

Matterhorn Telecom SA

3.13%, 9/15/2026 (a)	EUR	475,000	504,633

3.13%, 9/15/2026 (c)	EUR	100,000	106,238

Monitchem HoldCo 3 SA 5.25%, 3/15/2025 (a)	EUR	300,000	333,810

PLTV II Finance SARL 4.63%, 1/5/2026 (a)	EUR	550,000	597,361

SELP Finance SARL REIT, 0.88%, 5/27/2029 (a)	EUR	200,000	206,893

SES SA

(EUR Swap Annual 5 Year + 3.19%), 2.87%, 5/27/2026 (a) (d) (e) (f)	EUR	500,000	514,373

0.88%, 11/4/2027 (a)	EUR	450,000	482,337

Summer BC Holdco A SARL 9.25%, 10/31/2027 (a)	EUR	540,632	626,695

Summer BC Holdco B SARL 5.75%, 10/31/2026 (a)	EUR	500,000	563,349

			6,367,955

Malaysia — 0.1%

Petronas Capital Ltd. 3.40%, 4/28/2061 (c)		436,000	386,462

Mexico — 0.7%

Banco Mercantil del Norte SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.04%), 6.87%, 7/6/2022 (c) (d) (e) (f)		200,000	197,650

INVESTMENTS	PRINCIPAL AMOUNT ($)		VALUE ($)

Mexico — continued

BBVA Bancomer SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 5.12%, 1/18/2033 (c) (d)		200,000	191,050

Cemex SAB de CV

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.53%), 5.12%, 6/8/2026 (c) (d) (e) (f)		488,000	466,040

3.88%, 7/11/2031 (c)		377,000	335,530

Fomento Economico Mexicano SAB de CV 3.50%, 1/16/2050		150,000	139,312

Petroleos Mexicanos

6.75%, 9/21/2047		825,000	679,305

6.95%, 1/28/2060		510,000	421,056

			2,429,943

Morocco — 0.1%

OCP SA 6.88%, 4/25/2044 (a)		200,000	201,788

Netherlands — 2.7%

ABN AMRO Bank NV 4.75%, 7/28/2025 (c)		200,000	210,400

(EUR Swap Annual 5 Year + 4.67%), 4.37%, 9/22/2025 (a) (d) (e) (f)	EUR	800,000	894,829

4.80%, 4/18/2026 (c)		200,000	212,952

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.90%), 3.32%, 3/13/2037 (c) (d)		400,000	373,683

Cooperatieve Rabobank UA

(EUR Swap Annual 5 Year + 3.70%), 3.25%, 12/29/2026 (a) (d) (e) (f)	EUR	200,000	210,346

(EUR Swap Annual 5 Year + 4.68%), 4.37%, 6/29/2027 (a) (d) (e) (f)	EUR	600,000	686,138

ING Groep NV

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.86%), 3.88%, 5/16/2027 (d) (e) (f)		295,000	260,706

(EUR Swap Annual 5 Year + 2.85%), 3.00%, 4/11/2028 (d)	EUR	400,000	459,381

(EUR Swap Annual 5 Year + 1.20%), 1.00%, 11/13/2030 (a) (d)	EUR	300,000	324,817

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	113

JPMorgan International Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued

Netherlands — continued

Nobel Bidco BV

3.13%, 6/15/2028 (a)	EUR	400,000	404,771

3.13%, 6/15/2028 (c)	EUR	136,000	137,622

OCI NV 3.63%, 10/15/2025 (c)	EUR	106,200	119,883

Q-Park Holding I BV 2.00%, 3/1/2027 (a)	EUR	500,000	492,773

Sigma Holdco BV 5.75%, 5/15/2026 (a)	EUR	725,000	681,734

Sunshine Mid BV 6.50%, 5/15/2026 (a)	EUR	600,000	675,206

Titan Holdings II BV

5.13%, 7/15/2029 (a)	EUR	200,000	204,348

5.13%, 7/15/2029 (c)	EUR	168,000	171,652

Trivium Packaging Finance BV 3.75%, 8/15/2026 (a) (b)	EUR	500,000	535,453

UPC Holding BV 3.88%, 6/15/2029 (a)	EUR	400,000	431,681

Ziggo Bond Co. BV 3.38%, 2/28/2030 (a)	EUR	1,100,000	1,098,575

			8,586,950

Peru — 0.1%

Southern Copper Corp. 5.88%, 4/23/2045		140,000	173,415

Portugal — 0.6%

EDP — Energias de Portugal SA (EUR Swap Annual 5 Year + 1.84%), 1.70%, 7/20/2080 (a) (d)	EUR	1,000,000	1,058,577

EDP Finance BV

3.63%, 7/15/2024 (c)		675,000	691,544

1.50%, 11/22/2027 (a)	EUR	200,000	228,031

			1,978,152

Spain — 5.1%

Abertis Infraestructuras Finance BV

(EUR Swap Annual 5 Year + 3.69%), 3.25%, 11/24/2025 (a) (d) (e) (f)	EUR	600,000	647,065

(EUR Swap Annual 5 Year + 3.27%), 2.62%, 1/26/2027 (a) (d) (e) (f)	EUR	100,000	101,810

Banco Bilbao Vizcaya Argentaria SA

(EUR Swap Annual 5 Year + 6.04%), 6.00%, 3/29/2024 (a) (d) (e) (f)	EUR	400,000	459,101

INVESTMENTS	PRINCIPAL AMOUNT ($)		VALUE ($)

Spain — continued

(EUR Swap Annual 5 Year + 6.46%), 6.00%, 1/15/2026 (a) (d) (e) (f)	EUR	600,000	694,219

Banco de Sabadell SA (EUR Swap Annual 1 Year + 0.97%), 0.63%, 11/7/2025 (a) (d)	EUR	300,000	330,546

Banco Santander SA 2.13%, 2/8/2028 (a)	EUR	200,000	222,528

CaixaBank SA

(EUR Swap Annual 5 Year + 6.22%), 6.37%, 9/19/2023 (a) (d) (e) (f)	EUR	400,000	465,040

(EUR Swap Annual 5 Year + 6.50%), 6.75%, 6/13/2024 (a) (d) (e) (f)	EUR	600,000	712,255

(EUR Swap Annual 5 Year + 3.62%), 3.75%, 2/15/2029 (a) (d)	EUR	800,000	928,851

Cellnex Telecom SA

2.88%, 4/18/2025 (a)	EUR	1,300,000	1,516,916

1.00%, 4/20/2027 (a)	EUR	100,000	104,047

1.88%, 6/26/2029	EUR	400,000	409,031

Cirsa Finance International SARL 4.75%, 5/22/2025 (a)	EUR	750,000	816,676

ContourGlobal Power Holdings SA

4.13%, 8/1/2025 (a)	EUR	400,000	443,954

3.13%, 1/1/2028 (c)	EUR	100,000	100,974

eDreams ODIGEO SA 5.50%, 7/15/2027 (c)	EUR	307,000	337,339

Grifols Escrow Issuer SA 3.88%, 10/15/2028 (a)	EUR	300,000	308,405

Grifols SA

1.63%, 2/15/2025 (c)	EUR	100,000	106,688

2.25%, 11/15/2027 (a)	EUR	900,000	938,890

2.25%, 11/15/2027 (c)	EUR	100,000	104,321

Grupo Antolin-Irausa SA

3.38%, 4/30/2026 (a)	EUR	200,000	205,032

3.50%, 4/30/2028 (c)	EUR	225,000	218,223

Iberdrola International BV (EUR Swap Annual 5 Year + 2.06%), 2.62%, 3/26/2024 (a) (d) (e) (f)	EUR	800,000	911,424

Kaixo Bondco Telecom SA

5.13%, 9/30/2029 (a)	EUR	150,000	155,681

5.13%, 9/30/2029 (c)	EUR	142,000	147,378

Lorca Telecom Bondco SA

4.00%, 9/18/2027 (a)	EUR	600,000	643,337

4.00%, 9/18/2027 (c)	EUR	466,000	499,659

SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued

Spain — continued

Naturgy Finance BV (EUR Swap Annual 9 Year + 3.08%), 3.38%, 4/24/2024 (a) (d) (e) (f)	EUR	200,000	224,683

Repsol International Finance BV (EUR Swap Annual 10 Year + 4.20%), 4.50%, 3/25/2075 (a) (d)	EUR	1,300,000	1,501,354

Telefonica Emisiones SA 5.21%, 3/8/2047		150,000	163,063

Telefonica Europe BV

(EUR Swap Annual 5 Year + 2.33%), 2.62%, 3/7/2023 (a) (d) (e) (f)	EUR	100,000	112,826

Series NC5, (EUR Swap Annual 5 Year + 2.45%), 3.00%, 9/4/2023 (a) (d) (e) (f)	EUR	900,000	1,015,432

(EUR Swap Annual 8 Year + 2.97%), 3.88%, 6/22/2026 (a) (d) (e) (f)	EUR	900,000	1,004,079

			16,550,827

Sweden — 1.0%

Dometic Group AB 3.00%, 5/8/2026 (a)	EUR	450,000	507,085

Svenska Handelsbanken AB (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.05%), 4.75%, 3/1/2031 (a) (d) (e) (f)		200,000	195,794

Verisure Holding AB

3.88%, 7/15/2026 (a)	EUR	275,000	301,021

3.25%, 2/15/2027 (a)	EUR	1,050,000	1,103,730

Verisure Midholding AB 5.25%, 2/15/2029 (c)	EUR	219,000	230,582

Volvo Car AB

2.00%, 1/24/2025 (a)	EUR	600,000	667,761

2.50%, 10/7/2027 (a)	EUR	100,000	112,686

			3,118,659

Switzerland — 1.7%

Argentum Netherlands for Zurich Insurance Co. Ltd. (EURIBOR 3 Month + 3.95%), 3.50%, 10/1/2046 (a) (d)	EUR	700,000	838,629

Credit Suisse Group AG

(USD Swap Semi 5 Year + 4.60%), 7.50%, 12/11/2023 (c) (d) (e) (f)		450,000	471,375

INVESTMENTS	PRINCIPAL AMOUNT ($)		VALUE ($)

Switzerland — continued

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.89%), 5.25%, 2/11/2027 (c) (d) (e) (f)		620,000	589,589

4.28%, 1/9/2028 (c)		550,000	571,999

(EUR Swap Annual 1 Year + 0.77%), 0.65%, 1/14/2028 (a) (d)	EUR	100,000	105,708

(SOFR + 3.73%), 4.19%, 4/1/2031 (c) (d)		274,000	284,562

(SOFR + 1.73%), 3.09%, 5/14/2032 (c) (d)		561,000	531,954

Dufry One BV 2.50%, 10/15/2024 (a)	EUR	400,000	434,596

Kongsberg Actuation Systems BV 5.00%, 7/15/2025 (a)	EUR	300,000	330,075

Swiss Re Finance Luxembourg SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (c) (d)		200,000	211,758

UBS Group AG

(USD Swap Semi 5 Year + 4.87%), 7.00%, 2/19/2025 (a) (d) (e) (f)		200,000	212,500

(USD Swap Semi 5 Year + 4.59%), 6.87%, 8/7/2025 (a) (d) (e) (f)		200,000	210,500

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.86%), 5.12%, 7/29/2026 (a) (d) (e) (f)		300,000	299,707

(EUR Swap Annual 1 Year + 0.77%), 0.25%, 11/5/2028 (a) (d)	EUR	300,000	314,521

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.09%, 2/11/2032 (c) (d)		280,000	254,724

			5,662,197

Taiwan — 0.1%

Competition Team Technologies Ltd. 3.75%, 3/12/2024 (a)		200,000	205,913

United Kingdom — 8.1%

AstraZeneca plc 0.38%, 6/3/2029 (a)	EUR	700,000	738,120

Barclays plc (U.K. Government Bonds 5 Year Note Generic Bid Yield + 6.02%), 6.37%, 12/15/2025 (a) (d) (e) (f)	GBP	400,000	545,320

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	115

JPMorgan International Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued

United Kingdom — continued

BP Capital Markets plc (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025 (d) (e) (f)		204,000	204,000

(EUR Swap Annual 5 Year + 3.88%), 3.25%, 3/22/2026 (a) (d) (e) (f)	EUR	600,000	666,023

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (d) (e) (f)		94,000	93,163

British Telecommunications plc (EURIBOR ICE Swap Rate 5 Year + 2.13%), 1.87%, 8/18/2080 (a) (d)	EUR	100,000	105,075

Centrica plc 4.38%, 3/13/2029 (a)	GBP	200,000	295,425

CK Hutchison Group Telecom Finance SA 1.13%, 10/17/2028 (a)	EUR	850,000	912,609

Constellation Automotive Financing plc

4.88%, 7/15/2027 (c)	GBP	169,000	207,783

4.88%, 7/15/2027 (a)	GBP	100,000	122,948

CPUK Finance Ltd. 4.50%, 8/28/2027 (a)	GBP	400,000	524,697

EC Finance plc

3.00%, 10/15/2026 (a)	EUR	200,000	221,317

3.00%, 10/15/2026 (c)	EUR	199,000	220,211

eG Global Finance plc 4.38%, 2/7/2025 (a)	EUR	700,000	749,618

Eversholt Funding plc 2.74%, 6/30/2040 (a)	GBP	758,976	996,357

Heathrow Funding Ltd.

6.75%, 12/3/2026 (a)	GBP	300,000	476,308

1.50%, 2/11/2030 (a)	EUR	300,000	326,142

1.88%, 3/14/2034 (a)	EUR	250,000	270,698

5.88%, 5/13/2041 (a)	GBP	100,000	175,841

HSBC Holdings plc

(SOFR + 1.54%), 1.64%, 4/18/2026 (d)		490,000	472,361

5.75%, 12/20/2027 (a)	GBP	200,000	300,271

(SOFR + 1.73%), 2.01%, 9/22/2028 (d)		520,000	487,903

(ICE LIBOR USD 3 Month + 1.61%), 3.97%, 5/22/2030 (d)		250,000	257,904

INVESTMENTS	PRINCIPAL AMOUNT ($)		VALUE ($)

United Kingdom — continued

Iceland Bondco plc 4.63%, 3/15/2025 (a)	GBP	500,000	605,541

INEOS Quattro Finance 1 plc 3.75%, 7/15/2026 (a)	EUR	500,000	526,576

INEOS Quattro Finance 2 plc 2.50%, 1/15/2026 (c)	EUR	200,000	212,727

INEOS Styrolution Group GmbH 2.25%, 1/16/2027 (a)	EUR	300,000	308,136

International Consolidated Airlines Group SA 1.50%, 7/4/2027 (a)	EUR	300,000	293,487

Jaguar Land Rover Automotive plc

2.20%, 1/15/2024 (a)	EUR	400,000	435,861

4.50%, 1/15/2026 (a)	EUR	475,000	524,334

6.88%, 11/15/2026 (a)	EUR	200,000	238,266

Lloyds Banking Group plc

(USD Swap Semi 5 Year + 4.76%), 7.50%, 6/27/2024 (d) (e) (f)		200,000	211,250

(EURIBOR ICE Swap Rate 5 Year + 5.29%), 4.95%, 6/27/2025 (a) (d) (e) (f)	EUR	300,000	346,823

4.58%, 12/10/2025		200,000	210,159

Motion Finco SARL 7.00%, 5/15/2025 (a)	EUR	250,000	286,648

Nationwide Building Society (U.K. Government Bonds 5 Year Note Generic Bid Yield + 5.63%), 5.75%, 6/20/2027 (a) (d) (e) (f)	GBP	750,000	1,002,352

NatWest Group plc

(ICE LIBOR USD 3 Month + 1.48%), 3.50%, 5/15/2023 (d)		235,000	235,794

(ICE LIBOR USD 3 Month + 1.76%), 4.27%, 3/22/2025 (d)		780,000	806,565

(U.K. Government Bonds 5 Year Note Generic Bid Yield + 4.99%), 5.13%, 5/12/2027 (d) (e) (f)	GBP	884,000	1,154,757

(EURIBOR 3 Month + 0.89%), 0.67%, 9/14/2029 (a) (d)	EUR	500,000	517,255

NGG Finance plc (EUR Swap Annual 5 Year + 2.53%), 2.13%, 9/5/2082 (a) (d)	EUR	730,000	776,564

Pinnacle Bidco plc 5.50%, 2/15/2025 (a)	EUR	500,000	557,188

Punch Finance plc

6.13%, 6/30/2026 (a)	GBP	300,000	391,934

SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued

United Kingdom — continued

6.13%, 6/30/2026 (c)	GBP	138,000	180,289

RAC Bond Co. plc

5.25%, 11/4/2027 (c)	GBP	254,000	316,693

5.25%, 11/4/2027 (a)	GBP	100,000	124,683

Rolls-Royce plc 0.88%, 5/9/2024 (a)	EUR	400,000	431,771

Santander UK Group Holdings plc

(GBP Swap Semi 5 Year + 6.07%), 6.75%, 6/24/2024 (a) (d) (e) (f)	GBP	200,000	275,403

(SOFR + 0.99%), 1.67%, 6/14/2027 (d)		400,000	378,100

SIG plc

5.25%, 11/30/2026 (c)	EUR	167,000	179,141

5.25%, 11/30/2026 (a)	EUR	150,000	160,905

Standard Chartered plc

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.66%), 6.00%, 7/26/2025 (c) (d) (e) (f)		200,000	204,500

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.85%), 4.64%, 4/1/2031 (c) (d)		680,000	733,975

Synthomer plc 3.88%, 7/1/2025 (a)	EUR	400,000	449,061

Virgin Media Finance plc 3.75%, 7/15/2030 (a)	EUR	725,000	731,570

Vodafone Group plc

5.25%, 5/30/2048		180,000	206,328

4.88%, 6/19/2049		121,000	134,338

(EUR Swap Annual 5 Year + 3.43%), 4.20%, 10/3/2078 (a) (d)	EUR	700,000	791,319

(EUR Swap Annual 5 Year + 2.67%), 3.10%, 1/3/2079 (a) (d)	EUR	300,000	337,754

(USD Swap Semi 5 Year + 4.87%), 7.00%, 4/4/2079 (d)		429,000	476,190

Series NC10, (EUR Swap Annual 5 Year + 3.23%), 3.00%, 8/27/2080 (a) (d)	EUR	625,000	637,402

Wheel Bidco Ltd.

6.75%, 7/15/2026 (a)	GBP	200,000	252,267

6.75%, 7/15/2026 (c)	GBP	100,000	126,133

			26,140,133

INVESTMENTS	PRINCIPAL AMOUNT ($)		VALUE ($)

United States — 6.9%

Adient Global Holdings Ltd. 3.50%, 8/15/2024 (a)	EUR	190,000	210,375

AES Corp. (The)

3.30%, 7/15/2025 (c)		31,000	31,149

3.95%, 7/15/2030 (c)		42,000	42,848

Alexander Funding Trust 1.84%, 11/15/2023 (c)		70,000	69,479

American Airlines Pass-Through Trust Series 2021-1, Class A Shares, 2.88%, 7/11/2034		100,000	96,217

American Express Co. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 3.55%, 9/15/2026 (d) (e) (f)		104,000	96,200

Ardagh Metal Packaging Finance USA LLC

2.00%, 9/1/2028 (c)	EUR	175,000	177,333

3.00%, 9/1/2029 (a)	EUR	150,000	150,275

3.00%, 9/1/2029 (c)	EUR	129,000	129,237

Ardagh Packaging Finance plc

2.13%, 8/15/2026 (a)	EUR	300,000	309,886

2.13%, 8/15/2026 (c)	EUR	100,000	103,295

AT&T, Inc.

3.50%, 9/15/2053		380,000	347,470

3.55%, 9/15/2055		99,000	89,772

Bank of America Corp.

Series N, (SOFR + 1.22%), 2.65%, 3/11/2032 (d)		560,000	535,490

(SOFR + 1.32%), 2.69%, 4/22/2032 (d)		290,000	278,909

(SOFR + 1.22%), 2.30%, 7/21/2032 (d)		470,000	435,997

Bristol-Myers Squibb Co. 2.95%, 3/15/2032 (i)		125,000	126,619

Capital One Financial Corp.

Series M, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 3.95%, 9/1/2026 (d) (e) (f)		442,000	414,609

CCO Holdings LLC 5.13%, 5/1/2027 (c)		140,000	141,400

CenterPoint Energy, Inc. 2.95%, 3/1/2030		280,000	274,179

CF Industries, Inc. 4.95%, 6/1/2043		224,000	242,715

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	117

JPMorgan International Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued

United States — continued

Charles Schwab Corp. (The)

Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.17%), 4.00%, 6/1/2026 (d) (e) (f)		312,000	301,907

Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 3.08%), 4.00%, 12/1/2030 (d) (e) (f)		320,000	296,182

Citigroup, Inc.

Series M, (ICE LIBOR USD 3 Month + 3.42%), 6.30%, 5/15/2024 (d) (e) (f)		29,000	29,339

Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025 (d) (e) (f)		155,000	160,619

Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025 (d) (e) (f)		160,000	154,576

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (d) (e) (f)		550,000	523,875

Series T, (ICE LIBOR USD 3 Month + 4.52%), 6.25%, 8/15/2026 (d) (e) (f)		200,000	215,000

Series Y, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 4.15%, 11/15/2026 (d) (e) (f)		620,000	591,325

(SOFR + 1.17%), 2.56%, 5/1/2032 (d)		320,000	303,697

(SOFR + 1.18%), 2.52%, 11/3/2032 (d)		140,000	131,848

Comcast Corp. 2.94%, 11/1/2056 (c)		290,000	244,085

Constellation Energy Generation LLC 5.60%, 6/15/2042		210,000	232,614

Constellium SE 4.25%, 2/15/2026 (a)	EUR	100,000	111,524

Diebold Nixdorf Dutch Holding BV 9.00%, 7/15/2025 (a)	EUR	250,000	293,599

Discovery Communications LLC 3.63%, 5/15/2030		350,000	351,928

Duquesne Light Holdings, Inc. 2.78%, 1/7/2032 (c)		140,000	131,787

INVESTMENTS	PRINCIPAL AMOUNT ($)		VALUE ($)

United States — continued

Entergy Texas, Inc. 1.75%, 3/15/2031		115,000	103,840

Exxon Mobil Corp. 0.52%, 6/26/2028	EUR	400,000	432,004

Fidelity National Information Services, Inc. 2.00%, 5/21/2030	EUR	200,000	228,690

Fiserv, Inc. 1.63%, 7/1/2030	EUR	100,000	111,423

Ford Motor Credit Co. LLC

3.25%, 9/15/2025	EUR	150,000	170,617

3.63%, 6/17/2031		870,000	836,603

Freeport-McMoRan, Inc.

5.40%, 11/14/2034		523,000	587,721

5.45%, 3/15/2043		100,000	115,015

General Electric Co. 4.13%, 9/19/2035 (a)	EUR	100,000	133,114

General Motors Co. 6.13%, 10/1/2025		21,000	23,237

General Motors Financial Co., Inc. 2.75%, 6/20/2025		39,000	38,989

Gilead Sciences, Inc. 2.80%, 10/1/2050		85,000	71,877

Global Payments, Inc. 2.90%, 11/15/2031		265,000	252,676

Goldman Sachs Group, Inc. (The)

Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 3.80%, 5/10/2026 (d) (e) (f)		115,000	108,962

(SOFR + 0.91%), 1.95%, 10/21/2027 (d)		355,000	340,143

(SOFR + 1.28%), 2.62%, 4/22/2032 (d)		290,000	274,180

(SOFR + 1.25%), 2.38%, 7/21/2032 (d)		190,000	176,124

(SOFR + 1.26%), 2.65%, 10/21/2032 (d)		300,000	284,488

Gray Oak Pipeline LLC 2.60%, 10/15/2025 (c)		50,000	49,440

HCA, Inc.

5.88%, 2/15/2026		185,000	199,939

3.50%, 9/1/2030		635,000	628,650

2.38%, 7/15/2031		370,000	340,206

5.25%, 6/15/2049		120,000	136,503

3.50%, 7/15/2051		150,000	133,362

Hyundai Capital America

3.50%, 11/2/2026 (c)		555,000	566,635

SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued

United States — continued

3.50%, 11/2/2026 (a)		150,000	153,145

International Game Technology plc

3.50%, 6/15/2026 (a)	EUR	400,000	444,803

2.38%, 4/15/2028 (a)	EUR	350,000	361,163

IQVIA, Inc. 2.25%, 1/15/2028 (a)	EUR	150,000	156,498

Kansas City Southern 3.50%, 5/1/2050		90,000	85,940

Lear Corp.

2.60%, 1/15/2032		15,000	13,900

3.55%, 1/15/2052		120,000	102,536

LKQ Italia Bondco SpA 3.88%, 4/1/2024 (a)	EUR	200,000	232,774

Morgan Stanley

(SOFR + 0.95%), 1.00%, 2/18/2026 (d)		235,000	234,551

(SOFR + 0.88%), 1.59%, 5/4/2027 (d)		690,000	656,213

(SOFR + 1.18%), 2.24%, 7/21/2032 (d)		220,000	202,544

(SOFR + 1.20%), 2.51%, 10/20/2032 (d)		370,000	349,348

Netflix, Inc.

3.88%, 11/15/2029 (a)	EUR	300,000	367,581

5.38%, 11/15/2029 (c)		357,000	398,725

Novelis Sheet Ingot GmbH

3.38%, 4/15/2029 (a)	EUR	250,000	263,129

3.38%, 4/15/2029 (c)	EUR	100,000	105,252

Pacific Gas and Electric Co. 3.30%, 3/15/2027		366,000	361,662

Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (c)		9,000	9,015

Paysafe Finance plc 3.00%, 6/15/2029 (a)	EUR	350,000	343,383

PNC Financial Services Group, Inc. (The) Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.60%), 3.40%, 9/15/2026 (d) (e) (f)		410,000	379,865

Regency Centers LP REIT, 2.95%, 9/15/2029		95,000	94,090

Silgan Holdings, Inc. 3.25%, 3/15/2025	EUR	300,000	333,146

Swiss Re Finance UK plc (EUR Swap Annual 1 Year + 3.75%), 2.71%, 6/4/2052 (a) (d)	EUR	100,000	109,445

TI Automotive Finance plc

3.75%, 4/15/2029 (a)	EUR	300,000	313,690

3.75%, 4/15/2029 (c)	EUR	105,000	109,791

INVESTMENTS	PRINCIPAL AMOUNT ($)		VALUE ($)

United States — continued

Transocean, Inc. 11.50%, 1/30/2027 (c)		25,000	25,000

Upjohn Finance BV 1.91%, 6/23/2032 (a)	EUR	150,000	160,784

Verizon Communications, Inc.

2.55%, 3/21/2031		330,000	316,770

2.36%, 3/15/2032 (c)		60,000	56,025

2.65%, 11/20/2040		60,000	52,064

VMware, Inc. 2.20%, 8/15/2031		290,000	265,677

Wells Fargo & Co. Series BB, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (d) (e) (f)		340,000	327,250

WMG Acquisition Corp. 2.25%, 8/15/2031 (c)	EUR	162,000	159,845

			22,267,401

Total Corporate Bonds (Cost $195,371,881)			179,021,793

Foreign Government Securities — 34.3%

Angola — 0.2%

Republic of Angola

8.00%, 11/26/2029 (a)		210,000	206,325

9.13%, 11/26/2049 (a)		480,000	445,200

			651,525

Australia — 3.3%

Commonwealth of Australia

5.50%, 4/21/2023 (a)	AUD	11,898,000	9,121,097

3.00%, 3/21/2047 (a)	AUD	2,140,000	1,659,804

			10,780,901

Bahrain — 0.1%

Kingdom of Bahrain 6.00%, 9/19/2044 (a)		335,000	281,149

Brazil — 4.6%

Notas do Tesouro Nacional Series F, 10.00%, 1/1/2027	BRL	80,000,000	14,843,935

Canada — 7.6%

Canada Government Bond

1.50%, 6/1/2023	CAD	10,781,000	8,530,386

0.25%, 8/1/2023	CAD	20,686,000	16,078,774

			24,609,160

China — 4.8%

People’s Republic of China

2.69%, 8/12/2026	CNY	50,000,000	7,965,905

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	119

JPMorgan International Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued

China — continued

3.02%, 5/27/2031	CNY	30,640,000	4,909,994

2.89%, 11/18/2031	CNY	17,390,000	2,772,015

			15,647,914

Colombia — 0.1%

Republic of Colombia

3.13%, 4/15/2031		210,000	178,014

5.20%, 5/15/2049		250,000	210,438

			388,452

Dominican Republic — 0.2%

Dominican Republic Government Bond

6.88%, 1/29/2026 (c)		280,000	305,200

4.88%, 9/23/2032 (c)		240,000	218,070

5.30%, 1/21/2041 (c)		165,000	141,312

			664,582

Egypt — 0.4%

Arab Republic of Egypt

5.75%, 5/29/2024 (c)		200,000	198,500

7.60%, 3/1/2029 (c)		280,000	251,300

5.88%, 2/16/2031 (c)		386,000	299,150

7.05%, 1/15/2032 (c)		230,000	186,875

7.30%, 9/30/2033 (c)		200,000	163,500

8.70%, 3/1/2049 (a)		300,000	234,750

			1,334,075

El Salvador — 0.1%

Republic of El Salvador

5.88%, 1/30/2025 (a)		142,000	85,537

6.38%, 1/18/2027 (a)		160,000	87,380

			172,917

Ethiopia — 0.0% (j)

Federal Democratic Republic of Ethiopia 6.63%, 12/11/2024 (a)		200,000	149,475

Ghana — 0.1%

Republic of Ghana 7.63%, 5/16/2029 (a)		320,000	216,000

Hungary — 0.2%

Hungary Government Bond

2.13%, 9/22/2031 (c)		200,000	178,460

7.63%, 3/29/2041		150,000	216,810

3.13%, 9/21/2051 (c)		466,000	383,227

			778,497

INVESTMENTS	PRINCIPAL AMOUNT ($)		VALUE ($)

Indonesia — 1.5%

Republic of Indonesia

7.00%, 9/15/2030	IDR	4,152,000,000	297,376

6.50%, 2/15/2031	IDR	23,346,000,000	1,623,349

6.38%, 4/15/2032	IDR	21,554,000,000	1,478,490

7.50%, 4/15/2040	IDR	20,209,000,000	1,474,848

			4,874,063

Israel — 0.2%

State of Israel Government Bond 3.38%, 1/15/2050		570,000	557,638

Italy — 1.7%

Italian Republic Government Bond

0.88%, 5/6/2024		962,000	935,975

2.38%, 10/17/2024		3,295,000	3,307,966

2.88%, 10/17/2029		1,135,000	1,114,928

			5,358,869

Ivory Coast — 0.3%

Republic of Cote d’Ivoire

6.38%, 3/3/2028 (a)		270,000	276,294

6.13%, 6/15/2033 (a)		370,000	356,079

6.88%, 10/17/2040 (c)	EUR	460,000	469,130

			1,101,503

Jamaica — 0.2%

Jamaica Government Bond

8.00%, 3/15/2039		240,000	314,670

7.88%, 7/28/2045		200,000	262,100

			576,770

Kazakhstan — 0.1%

Republic of Kazakhstan 1.50%, 9/30/2034 (c)	EUR	370,000	360,930

Kenya — 0.3%

Republic of Kenya

6.88%, 6/24/2024 (a)		400,000	414,000

6.30%, 1/23/2034 (c)		783,000	651,848

			1,065,848

Lebanon — 0.0% (j)

Lebanese Republic

6.65%, 4/22/2024 (a) (k)		227,000	26,673

6.65%, 11/3/2028 (a) (k)		226,000	26,555

			53,228

Malaysia — 0.3%

Malaysia Government Bond 3.83%, 7/5/2034	MYR	3,920,000	915,115

SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued

Mexico — 2.3%

United Mexican States

Series M 20, 8.50%, 5/31/2029	MXN	42,700,000	2,155,874

7.75%, 5/29/2031	MXN	45,780,000	2,211,795

Series M 30, 8.50%, 11/18/2038	MXN	42,000,000	2,123,142

3.77%, 5/24/2061		392,000	315,952

3.75%, 4/19/2071		853,000	671,311

			7,478,074

New Zealand — 0.9%

New Zealand Government Bond

4.50%, 4/15/2027 (a)	NZD	952,000	700,561

2.75%, 4/15/2037 (a)	NZD	3,201,000	2,109,854

			2,810,415

Nigeria — 0.4%

Federal Republic of Nigeria

7.63%, 11/21/2025 (a)		300,000	318,000

7.88%, 2/16/2032 (a)		320,000	294,000

7.38%, 9/28/2033 (c)		287,000	255,753

7.63%, 11/28/2047 (a)		400,000	323,000

			1,190,753

Paraguay — 0.3%

Republic of Paraguay

5.00%, 4/15/2026 (a)		302,000	315,269

4.95%, 4/28/2031 (c)		550,000	570,728

			885,997

Philippines — 0.1%

Republic of Philippines 2.95%, 5/5/2045		330,000	281,774

Portugal — 1.4%

Obrigacoes do Tesouro 5.13%, 10/15/2024 (a)		4,260,000	4,611,961

Qatar — 0.2%

State of Qatar

5.10%, 4/23/2048 (a)		245,000	307,169

4.40%, 4/16/2050 (c)		200,000	231,250

			538,419

Romania — 0.1%

Romania Government Bond 4.63%, 4/3/2049 (c)	EUR	276,000	289,737

INVESTMENTS	PRINCIPAL AMOUNT ($)		VALUE ($)

Senegal — 0.3%

Republic of Senegal

6.25%, 5/23/2033 (a)		660,000	608,850

6.75%, 3/13/2048 (a)		260,000	219,180

			828,030

Serbia — 0.2%

Republic of Serbia

1.50%, 6/26/2029 (c)	EUR	410,000	388,457

1.65%, 3/3/2033 (c)	EUR	316,000	270,608

			659,065

South Africa — 1.6%

Republic of South Africa

4.30%, 10/12/2028		240,000	230,295

Series R213, 7.00%, 2/28/2031	ZAR	46,000,000	2,511,947

8.88%, 2/28/2035	ZAR	36,553,674	2,136,907

5.75%, 9/30/2049		310,000	266,949

			5,146,098

Ukraine — 0.1%

Ukraine Government Bond

7.75%, 9/1/2023 (a)		270,000	108,000

7.75%, 9/1/2026 (a)		560,000	179,200

7.38%, 9/25/2032 (a)		430,000	137,600

			424,800

United Arab Emirates — 0.1%

United Arab Emirates Government Bond 4.00%, 7/28/2050 (c)		400,000	329,575

Uruguay — 0.0% (j)

Oriental Republic of Uruguay 5.10%, 6/18/2050		88,906	105,870

Total Foreign Government Securities (Cost $114,907,549)			110,963,114

Commercial Mortgage-Backed Securities — 1.9%

United States — 1.9%

BAMLL Re-REMIC Trust Series 2014-FRR4, Class BK29, PO, 4/27/2023 (c)		400,000	379,589

Banc of America Commercial Mortgage Trust Series 2007-5, Class AJ, 5.82%, 2/10/2051 (h)		325,853	328,548

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	121

JPMorgan International Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Commercial Mortgage-Backed Securities — continued

United States — continued

BANK

Series 2019-BN16, Class C, 4.79%, 2/15/2052 ‡ (h)	23,000	23,806

Series 2018-BN10, Class C, 4.16%, 2/15/2061 ‡ (h)	70,000	70,945

Series 2018-BN13, Class C, 4.57%, 8/15/2061 ‡ (h)	118,000	122,144

Series 2019-BN20, Class C, 3.65%, 9/15/2062 ‡ (h)	176,000	169,367

Benchmark Mortgage Trust Series 2019-B11, Class C, 3.75%, 5/15/2052 ‡ (h)	315,000	308,512

Cascade Funding Mortgage Trust Series 2021-FRR1, Class BK45, 2.32%, 2/28/2025 ‡ (c)	1,000,000	953,424

CCUBS Commercial Mortgage Trust Series 2017-C1, Class C, 4.39%, 11/15/2050 ‡ (h)	28,000	28,525

CD Mortgage Trust Series 2016-CD2, Class C, 3.98%, 11/10/2049 ‡ (h)	21,000	20,355

Citigroup Commercial Mortgage Trust

Series 2014-GC23, Class C, 4.43%, 7/10/2047 ‡ (h)	21,000	21,284

Series 2015-P1, Class D, 3.23%, 9/15/2048 ‡ (c)	205,000	185,812

FHLMC, Multi-Family Structured Pass-Through Certificates

Series K033, Class X1, IO, 0.29%, 7/25/2023 (h)	3,733,528	13,622

Series K739, Class X1, IO, 1.22%, 9/25/2027 (h)	2,130,516	118,074

Series K153, Class X3, IO, 3.77%, 4/25/2035 (h)	340,000	99,729

Series K036, Class X3, IO, 2.11%, 12/25/2041 (h)	2,640,000	90,798

Series K720, Class X3, IO, 1.33%, 8/25/2042 (h)	6,800,000	32,845

Series K041, Class X3, IO, 1.64%, 11/25/2042 (h)	3,470,000	135,005

Series K718, Class X3, IO, 3.43%, 2/25/2043 (h)	417,140	229

Series K054, Class X3, IO, 1.60%, 4/25/2043 (h)	1,365,000	76,438

Series K050, Class X3, IO, 1.55%, 10/25/2043 (h)	1,010,000	49,194

Series K051, Class X3, IO, 1.61%, 10/25/2043 (h)	1,395,000	72,068

Series K052, Class X3, IO, 1.61%, 1/25/2044 (h)	750,000	40,878

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

United States — continued

Series K726, Class X3, IO, 2.14%, 7/25/2044 (h)	2,890,000	127,481

Series K067, Class X3, IO, 2.11%, 9/25/2044 (h)	1,385,000	139,685

Series K072, Class X3, IO, 2.14%, 12/25/2045 (h)	400,000	43,196

Series K089, Class X3, IO, 2.30%, 1/25/2046 (h)	850,000	117,694

Series K078, Class X3, IO, 2.21%, 6/25/2046 (h)	1,820,000	221,026

Series K088, Class X3, IO, 2.35%, 2/25/2047 (h)	980,000	139,363

FREMF Series 2018-KF46, Class B, 2.06%, 3/25/2028 (c) (h)	249,800	243,753

FREMF Mortgage Trust

Series 2017-KF31, Class B, 3.01%, 4/25/2024 (c) (h)	38,243	37,949

Series 2017-KF36, Class B, 2.76%, 8/25/2024 (c) (h)	37,729	37,729

Series 2017-KF38, Class B, 2.61%, 9/25/2024 (c) (h)	19,725	19,725

Series 2018-KF47, Class B, 2.11%, 5/25/2025 (c) (h)	9,451	9,326

Series 2018-KF49, Class B, 2.01%, 6/25/2025 (c) (h)	189,349	182,904

Series 2017-K728, Class B, 3.65%, 11/25/2050 (c) (h)	190,000	194,691

Series 2017-K728, Class C, 3.65%, 11/25/2050 (c) (h)	105,000	106,438

GNMA Series 2017-23, IO, 0.62%, 5/16/2059 (h)	286,897	12,012

GS Mortgage Securities Trust

Series 2012-GCJ9, Class D, 4.74%, 11/10/2045 ‡ (c) (h)	320,000	318,115

Series 2015-GC30, Class C, 4.07%, 5/10/2050 ‡ (h)	36,000	36,101

JPMBB Commercial Mortgage Securities Trust

Series 2015-C30, Class C, 4.26%, 7/15/2048 ‡ (h)	62,000	60,742

Series 2015-C31, Class C, 4.62%, 8/15/2048 ‡ (h)	23,000	23,252

JPMDB Commercial Mortgage Securities Trust Series 2017-C7, Class C, 4.16%, 10/15/2050 (h)	19,509	19,694

JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP4, Class C, 3.39%, 12/15/2049 ‡ (h)	28,000	26,431

SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Commercial Mortgage-Backed Securities — continued

United States — continued

LB Commercial Mortgage Trust Series 2007-C3, Class AJ, 5.82%, 7/15/2044 (h)	2,907	2,866

LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45%, 9/15/2039 (h)	134,898	56,454

Morgan Stanley Bank of America Merrill Lynch Trust

Series 2014-C14, Class C, 5.05%, 2/15/2047 ‡ (h)	21,000	21,828

Series 2015-C24, Class C, 4.34%, 5/15/2048 ‡ (h)	36,000	35,891

Morgan Stanley Capital I Trust

Series 2005-HQ7, Class E, 5.48%, 11/14/2042 ‡ (h)	42,106	41,269

Series 2015-MS1, Class B, 4.03%, 5/15/2048 ‡ (h)	28,000	28,472

UBS Commercial Mortgage Trust Series 2017-C7, Class B, 4.29%, 12/15/2050 ‡ (h)	106,000	109,810

Velocity Commercial Capital Loan Trust

Series 2018-2, Class A, 4.05%, 10/26/2048 (c) (h)	109,651	111,075

Series 2019-1, Class M1, 3.94%, 3/25/2049 ‡ (c) (h)	125,824	126,042

Wells Fargo Commercial Mortgage Trust

Series 2016-C35, Class C, 4.18%, 7/15/2048 ‡ (h)	23,000	22,383

Series 2019-C49, Class C, 4.87%, 3/15/2052 ‡ (h)	59,000	61,437

Total Commercial Mortgage-Backed Securities (Cost $6,178,287)		6,076,025

Asset-Backed Securities — 1.5%

United States — 1.5%

Accelerated Assets LLC Series 2018-1, Class C, 6.65%, 12/2/2033 ‡ (c)	127,152	130,243

Chase Funding Trust Series 2003-6, Class 1A7, 5.28%, 11/25/2034 ‡ (b)	72,016	74,053

Credit-Based Asset Servicing and Securitization LLC Series 2004-CB5, Class M1, 1.10%, 1/25/2034 ‡ (h)	83,347	81,806

Drive Auto Receivables Trust Series 2018-3, Class D, 4.30%, 9/16/2024	91,731	92,585

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

United States — continued

DT Auto Owner Trust

Series 2019-1A, Class D, 3.87%, 11/15/2024 (c)	61,465	62,181

Series 2019-1A, Class E, 4.94%, 2/17/2026 (c)	100,000	102,723

Exeter Automobile Receivables Trust Series 2018-3A, Class D, 4.35%, 6/17/2024 (c)	125,201	126,614

Flagship Credit Auto Trust

Series 2017-4, Class D, 3.58%, 1/15/2024 (c)	253,789	255,843

Series 2017-2, Class E, 5.55%, 7/15/2024 (c)	380,000	380,882

GLS Auto Receivables Issuer Trust Series 2019-2A, Class B, 3.32%, 3/15/2024 (c)	58,538	58,764

JetBlue Pass-Through Trust

Series 2019-1, Class B, 8.00%, 11/15/2027	158,273	178,986

Series 2019-1, Class A, 2.95%, 5/15/2028	45,733	44,287

Series 2020-1, Class B, 7.75%, 11/15/2028	42,096	48,239

Lendmark Funding Trust Series 2019-2A, Class C, 3.72%, 4/20/2028 ‡ (c)	580,000	584,675

Marlette Funding Trust Series 2018-2A, Class C, 4.37%, 7/17/2028 (c)	46,660	46,729

OneMain Direct Auto Receivables Trust

Series 2018-1A, Class B, 3.71%, 4/14/2025 (c)	81,131	81,214

Series 2018-1A, Class D, 4.40%, 1/14/2028 (c)	160,000	160,183

Onemain Financial Issuance Trust Series 2018-1A, Class D, 4.08%, 3/14/2029 ‡ (c)	100,000	100,773

PNMAC GMSR Issuer Trust Series 2018-GT2, Class A, 2.84%, 8/25/2025 (c) (h)	210,000	210,164

Santander Revolving Auto Loan Trust

Series 2019-A, Class C, 3.00%, 1/26/2032 (c)	150,000	151,566

Series 2019-A, Class D, 3.45%, 1/26/2032 (c)	650,000	660,077

Structured Asset Investment Loan Trust

Series 2004-8, Class M3, 1.16%, 9/25/2034 ‡ (h)	33,409	33,363

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	123

JPMorgan International Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Asset-Backed Securities — continued

United States — continued

Series 2005-HE3, Class M1, 0.91%, 9/25/2035 ‡ (h)	38,868	38,705

US Auto Funding Series 2021-1A, Class C, 2.20%, 5/15/2026 (c)	1,125,000	1,091,607

Total Asset-Backed Securities (Cost $4,804,703)		4,796,262

Collateralized Mortgage Obligations — 0.8%

United Kingdom — 0.0% (j)

Brass NO 8 plc Series 8A, Class A1, 1.16%, 11/16/2066 (c) (h)	67,815	68,001

United States — 0.8%

Alternative Loan Trust

Series 2004-25CB, Class A1, 6.00%, 12/25/2034	102,147	101,725

Series 2005-6CB, Class 1A6, 5.50%, 4/25/2035	64,923	62,654

Series 2005-80CB, Class 5A1, 6.00%, 2/25/2036	75,780	76,068

Series 2007-2CB, Class 1A6, 5.75%, 3/25/2037	126,250	90,301

Chase Mortgage Finance Trust Series 2007-A1, Class 1A5, 2.32%, 2/25/2037 (h)	17,840	17,959

CHL Mortgage Pass-Through Trust Series 2007-16, Class A1, 6.50%, 10/25/2037	45,896	28,774

FHLMC Structured Agency Credit Risk Debt Notes Series 2018-HQA1, Class M2, 2.49%, 9/25/2030 (h)	45,535	45,919

FHLMC, REMIC

Series 2916, Class S, IF, IO, 7.06%, 1/15/2035 (h)	1,429,807	224,682

Series 4305, Class SK, IF, IO, 6.41%, 2/15/2044 (h)	461,864	87,194

Series 4689, Class SD, IF, IO, 5.96%, 6/15/2047 (h)	326,038	59,150

Series 4714, Class SA, IF, IO, 5.96%, 8/15/2047 (h)	259,981	47,423

Series 5022, IO, 3.00%, 9/25/2050	466,679	63,128

Series 5023, Class MI, IO, 3.00%, 10/25/2050	827,013	144,577

Series 4839, Class WS, IF, IO, 5.91%, 8/15/2056 (h)	2,056,146	434,925

FNMA, Connecticut Avenue Securities

Series 2015-C03, Class 2M2, 5.19%, 7/25/2025 (h)	2,937	2,937

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

United States — continued

Series 2016-C06, Class 1M2, 4.44%, 4/25/2029 (h)	36,141	37,344

Series 2018-C06, Class 1M2, 2.19%, 3/25/2031 (h)	70,617	70,992

Series 2018-C06, Class 2M2, 2.29%, 3/25/2031 (h)	20,012	20,152

FNMA, REMIC

Series 2010-57, Class ID, IO, 4.00%, 6/25/2025	60,647	778

Series 2012-146, Class AI, IO, 3.00%, 1/25/2028	857,807	43,754

Series 2016-68, Class BI, IO, 3.00%, 10/25/2031	629,220	50,934

Series 2012-93, Class SE, IF, IO, 5.91%, 9/25/2042 (h)	97,007	17,424

Series 2012-124, Class UI, IO, 4.00%, 11/25/2042	98,157	13,572

Series 2012-133, Class NS, IF, IO, 5.96%, 12/25/2042 (h)	168,223	31,236

Series 2015-40, Class LS, IF, IO, 5.98%, 6/25/2045 (h)	243,840	41,464

Series 2016-75, Class SC, IF, IO, 5.91%, 10/25/2046 (h)	602,166	97,187

Series 2017-31, Class SG, IF, IO, 5.91%, 5/25/2047 (h)	847,942	152,888

Series 2017-39, Class ST, IF, IO, 5.91%, 5/25/2047 (h)	243,061	49,549

Series 2017-69, Class SH, IF, IO, 6.01%, 9/25/2047 (h)	369,894	70,237

Series 2019-42, Class SK, IF, IO, 5.86%, 8/25/2049 (h)	639,376	108,937

FNMA, STRIPS Series 409, Class 27, IO, 4.00%, 4/25/2027 (h)	111,309	5,922

GNMA

Series 2017-107, Class KS, IF, IO, 6.04%, 7/20/2047 (h)	222,509	31,419

Series 2019-42, Class SJ, IF, IO, 5.89%, 4/20/2049 (h)	498,704	74,609

Series 2015-H13, Class GI, IO, 1.55%, 4/20/2065 (h)	152,714	4,850

Merrill Lynch Mortgage Investors Trust Series 2004-C, Class A1, 0.75%, 7/25/2029 (h)	46,068	45,332

Structured Adjustable Rate Mortgage Loan Trust Series 2004-8, Class 3A, 2.56%, 7/25/2034 (h)	14,015	14,341

		2,470,337

Total Collateralized Mortgage Obligations (Cost $2,745,160)		2,538,338

SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)		VALUE ($)
Supranational — 0.4%

African Export-Import Bank (The) 5.25%, 10/11/2023 (a)		200,000	204,000

European Union 0.10%, 10/4/2040 (a)	EUR	1,070,000	1,029,474

Total Supranational (Cost $1,417,063)			1,233,474

	SHARES
Common Stocks — 0.0% (j)

United States — 0.0% (j)

Oasis Petroleum, Inc. (Cost $46,454)		1,711	226,725

	NO. OF WARRANTS
Warrants — 0.0% (j)

United States — 0.0% (j)

Windstream Holdings, Inc. expiring 12/31/2049, price 10.75 USD * ‡ (Cost $—)		16	184

	SHARES

Short-Term Investments — 3.1%

Investment Companies — 3.1%

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (l) (m) (Cost $9,903,539)		9,903,539	9,903,539

Total Investments — 97.4% (Cost $335,374,636)			314,759,454

Other Assets Less Liabilities — 2.6%			8,359,111

NET ASSETS — 100.0%			323,118,565

Percentages indicated are based on net assets.

Abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	China Yuan
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IDR	Indonesian Rupiah

IF

   Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of February 28, 2022. The rate may be subject to a cap and floor.

IO

   Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
OYJ	Public Limited Company
PO

   Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS

   Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

USD	United States Dollar
ZAR	South African Rand

(a)

   Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)

   Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of February 28, 2022.

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2022.
(e)

   Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of February 28, 2022.

(f)	Security is an interest bearing note with preferred security characteristics.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	125

JPMorgan International Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

(g)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(h)

   Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 28, 2022.

(i)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.

(j)	Amount rounds to less than 0.1% of net assets.
(k)	Defaulted security.
(l)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(m)	The rate shown is the current yield as of February 28, 2022.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of February 28, 2022:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro-Bund	20	03/2022	EUR	3,764,036	19,714
U.S. Treasury 5 Year Note	9	06/2022	USD	1,064,180	4,271

					23,985

Short Contracts
Euro-Bobl	(68)	03/2022	EUR	(10,091,788)	37,048
Euro-BTP	(25)	03/2022	EUR	(3,956,611)	41,077
Euro-Buxl	(16)	03/2022	EUR	(3,575,083)	325,808
U.S. Treasury 5 Year Note	(9)	06/2022	USD	(1,064,180)	(4,276)
U.S. Treasury 10 Year Note	(22)	06/2022	USD	(2,803,281)	(17,749)
U.S. Treasury 10 Year Ultra Note	(99)	06/2022	USD	(14,002,312)	(135,559)
U.S. Treasury Ultra Bond	(13)	06/2022	USD	(2,425,312)	(27,732)

					218,617

					242,602

Abbreviations

EUR	Euro
USD	UnitedStates Dollar

Forward foreign currency exchange contracts outstanding as of February 28, 2022:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EUR	111,989,291	USD	125,387,660	BNP Paribas	3/3/2022	185,004
GBP	6,434,677	USD	8,615,762	BNP Paribas	3/3/2022	16,418
USD	1,185,044	EUR	1,050,164	BNP Paribas	3/3/2022	7,504
USD	629,419	EUR	550,056	Merrill Lynch International	3/3/2022	12,646
USD	159,688	EUR	142,302	State Street Corp.	3/3/2022	127
USD	8,100,218	GBP	6,031,737	Barclays Bank plc	3/3/2022	8,587
USD	668,829	GBP	496,719	HSBC Bank, NA	3/3/2022	2,475
BRL	4,217,410	USD	810,215	Barclays Bank plc**	3/22/2022	3,846
EUR	1,071,671	CZK	26,084,953	BNP Paribas	3/22/2022	42,745
EUR	715,195	PLN	3,247,700	Citibank, NA	3/22/2022	30,202
EUR	1,405,547	PLN	6,557,296	Merrill Lynch International	3/22/2022	17,803
ILS	10,473,234	USD	3,211,830	Goldman Sachs International	3/22/2022	51,952
INR	228,802,935	USD	3,017,553	BNP Paribas**	3/22/2022	10,282
MXN	67,377,585	USD	3,266,895	Goldman Sachs International	3/22/2022	10,962
MXN	33,619,461	USD	1,631,918	HSBC Bank, NA	3/22/2022	3,638
THB	52,717,581	EUR	1,435,312	BNP Paribas	3/22/2022	2,707

SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	12,076,010	EUR	10,671,193	State Street Corp.	3/22/2022	100,310
USD	438,092	GBP	323,173	Barclays Bank plc	3/22/2022	4,471
USD	1,631,145	HUF	516,391,915	BNP Paribas	3/22/2022	77,706
USD	1,652,366	HUF	523,226,880	Goldman Sachs International	3/22/2022	78,365
USD	1,633,006	KRW	1,954,626,068	BNP Paribas**	3/22/2022	8,101
USD	1,625,363	KRW	1,939,903,411	Citibank, NA**	3/22/2022	12,698
USD	1,616,385	MXN	33,070,436	Goldman Sachs International	3/22/2022	7,539
USD	889,612	MYR	3,732,608	BNP Paribas**	3/22/2022	1,320
USD	801,264	RUB	61,983,994	BNP Paribas**	3/22/2022	230,839
USD	27,717	RUB	2,484,839	Goldman Sachs International**	3/22/2022	4,850
USD	1,639,442	THB	52,796,767	Goldman Sachs International	3/22/2022	23,539
USD	322,872	ZAR	4,881,886	Citibank, NA	3/22/2022	6,236
USD	5,648,363	ZAR	86,203,318	Goldman Sachs International	3/22/2022	57,275
ZAR	24,585,445	USD	1,583,451	BNP Paribas	3/22/2022	11,144
ZAR	13,579,878	USD	871,204	Goldman Sachs International	3/22/2022	9,577
USD	489,134	EUR	435,077	HSBC Bank, NA	4/5/2022	573

Total unrealized appreciation						1,041,441

EUR	2,370,142	USD	2,698,925	Barclays Bank plc	3/3/2022	(41,304)
EUR	491,813	USD	562,016	BNP Paribas	3/3/2022	(10,550)
EUR	3,121,976	USD	3,546,642	HSBC Bank, NA	3/3/2022	(45,996)
EUR	610,372	USD	696,685	Merrill Lynch International	3/3/2022	(12,280)
EUR	747,486	USD	857,385	Royal Bank of Canada	3/3/2022	(19,235)
GBP	93,779	USD	127,677	HSBC Bank, NA	3/3/2022	(1,871)
USD	130,735,481	EUR	116,951,537	BNP Paribas	3/3/2022	(401,310)
USD	311,839	EUR	279,406	Royal Bank of Canada	3/3/2022	(1,456)
USD	398,862	EUR	357,615	State Street Corp.	3/3/2022	(2,128)
BRL	4,209,018	USD	812,487	BNP Paribas**	3/22/2022	(46)
BRL	8,275,026	USD	1,611,495	Citibank, NA**	3/22/2022	(14,217)
CZK	17,457,828	EUR	713,427	Barclays Bank plc	3/22/2022	(24,334)
CZK	8,781,157	EUR	358,020	Merrill Lynch International	3/22/2022	(11,310)
CZK	35,869,293	USD	1,648,621	BNP Paribas	3/22/2022	(53,603)
EUR	1,425,700	ILS	5,242,586	Citibank, NA	3/22/2022	(33,765)
EUR	221,810	USD	253,945	Merrill Lynch International	3/22/2022	(5,019)
EUR	319,527	USD	365,702	State Street Corp.	3/22/2022	(7,115)
HUF	515,917,436	EUR	1,399,041	Merrill Lynch International	3/22/2022	(18,056)
IDR	13,587,043,388	USD	949,214	Goldman Sachs International**	3/22/2022	(5,390)
ILS	583,152	USD	182,160	Barclays Bank plc	3/22/2022	(432)
ILS	2,600,778	USD	815,010	Citibank, NA	3/22/2022	(4,528)
ILS	2,018,198	USD	633,675	HSBC Bank, NA	3/22/2022	(4,743)
INR	122,813,972	USD	1,629,950	Citibank, NA**	3/22/2022	(4,707)
KRW	3,914,956,541	USD	3,268,251	Citibank, NA**	3/22/2022	(13,701)
MXN	16,783,408	USD	818,330	Goldman Sachs International	3/22/2022	(1,833)
PLN	16,861,746	USD	4,171,771	Goldman Sachs International	3/22/2022	(161,430)
RUB	64,468,833	USD	807,374	Goldman Sachs International**	3/22/2022	(214,082)
THB	162,906,092	USD	5,010,183	Goldman Sachs International	3/22/2022	(24,261)
USD	10,736,828	AUD	15,118,950	BNP Paribas	3/22/2022	(247,708)
USD	14,686,477	BRL	77,114,433	Citibank, NA**	3/22/2022	(198,452)
USD	24,627,705	CAD	31,404,756	Goldman Sachs International	3/22/2022	(151,536)
USD	15,906,999	CNY	101,474,802	Citibank, NA**	3/22/2022	(130,120)
USD	3,234,283	COP	12,885,320,115	BNP Paribas**	3/22/2022	(31,424)
USD	3,314,873	COP	13,110,655,446	Goldman Sachs International**	3/22/2022	(7,944)
USD	1,594,503	EUR	1,433,542	HSBC Bank, NA	3/22/2022	(14,283)
USD	1,168,907	IDR	16,877,375,785	Citibank, NA**	3/22/2022	(3,480)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	127

JPMorgan International Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	1,636,653	ILS	5,282,870	Merrill Lynch International	3/22/2022	(9,652)
USD	1,594,403	INR	121,051,861	BNP Paribas**	3/22/2022	(7,521)
USD	1,594,067	INR	121,051,861	Citibank, NA**	3/22/2022	(7,857)
USD	1,601,851	INR	121,051,861	Goldman Sachs International**	3/22/2022	(74)
USD	1,605,113	KRW	1,937,788,874	Barclays Bank plc**	3/22/2022	(5,794)
USD	6,740,969	MXN	138,607,736	Citibank, NA	3/22/2022	(2,168)
USD	2,873,336	NZD	4,356,615	BNP Paribas	3/22/2022	(73,609)
USD	1,629,712	PHP	83,980,676	Goldman Sachs International**	3/22/2022	(7,887)
ZAR	48,930,079	USD	3,234,564	Goldman Sachs International	3/22/2022	(60,992)
ZAR	49,828,360	USD	3,273,304	HSBC Bank, NA	3/22/2022	(41,471)
EUR	526,901	USD	592,034	Barclays Bank plc	4/5/2022	(362)
EUR	781,356	USD	878,386	Citibank, NA	4/5/2022	(978)
EUR	463,533	USD	525,515	HSBC Bank, NA	4/5/2022	(5,000)
USD	125,555,644	EUR	111,989,291	BNP Paribas	4/5/2022	(200,439)
USD	8,619,108	GBP	6,434,677	BNP Paribas	4/5/2022	(15,534)

Total unrealized depreciation						(2,362,987)

Net unrealized depreciation						(1,321,546)

Abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	China Yuan
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
KRW	Korean Republic Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
THB	Thai Baht
USD	United States Dollar
ZAR	South African Rand

**	Non-deliverable forward.

SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

Over-the-Counter (“OTC”) Credit default swap contracts outstanding — buy protection (a) as of February 28, 2022:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (b)	NOTIONAL AMOUNT (c)		UPFRONT PAYMENTS (RECEIPTS) ($) (d)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Russian Federation, 2.25%, 3/31/2030	1.00	Quarterly	Barclays Bank plc	12/20/2026	21.75	USD	356,000	3,884	162,238	166,122
Russian Federation, 2.25%, 3/31/2030	1.00	Quarterly	Barclays Bank plc	12/20/2026	21.75	USD	356,000	3,402	162,720	166,122
Russian Federation, 2.25%, 3/31/2030	1.00	Quarterly	Goldman Sachs International	12/20/2026	21.75	USD	189,000	2,827	85,367	88,194
Russian Federation, 2.25%, 3/31/2030	1.00	Quarterly	Goldman Sachs International	12/20/2026	21.75	USD	189,000	2,830	85,363	88,193
Russian Federation, 2.25%, 3/31/2030	1.00	Quarterly	Goldman Sachs International	12/20/2026	21.75	USD	566,000	8,867	255,249	264,116

								21,810	750,937	772,747

Centrally Cleared Credit default swap contracts outstanding — buy protection (a) as of February 28, 2022:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (b)	NOTIONAL AMOUNT (c)		UPFRONT PAYMENTS (RECEIPTS) ($) (d)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.EM.36-V1	1.00	Quarterly	12/20/2026	2.87	USD	480,000	17,351	20,158	37,509

iTraxx.Europe.Main.36-V1	1.00	Quarterly	12/20/2026	0.71	EUR	6,300,000	(129,842)	18,849	(110,993)
iTraxx.Europe.Main.36-V1	1.00	Quarterly	12/20/2026	0.71	EUR	8,300,000	(172,140)	25,912	(146,228)

							(301,982)	44,761	(257,221)

							(284,631)	64,919	(219,712)

Centrally Cleared Credit default swap contracts outstanding — sell protection (e) as of February 28, 2022:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (b)	NOTIONAL AMOUNT (c)		UPFRONT PAYMENTS (RECEIPTS) ($) (d)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
iTraxx.Europe.Crossover.36-V1	5.00	Quarterly	12/20/2026	3.46	EUR	450,000	54,562	(16,536)	38,026

(a)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(b)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(c)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(d)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

(e)

The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	129

JPMorgan International Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

Centrally Cleared Interest rate swap contracts outstanding as of February 28, 2022:
FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
6 month EURIBOR semi-annually	(0.08) annually	Receive	12/21/2024	EUR	27,000,000	—	339,523
6 month EURIBOR semi-annually	0.11 annually	Receive	12/14/2031	EUR	6,900,000	—	487,236
6 month EURIBOR semi-annually	0.83 annually	Pay	2/15/2032	EUR	7,200,000	—	37,071
1 day SONIA annually	1.05 annually	Receive	1/26/2032	GBP	5,500,000	—	69,266
1 day SONIA annually	1.12 annually	Receive	3/16/2032	GBP	6,200,000	—	220,765
3 month LIBOR quarterly	1.80 semi-annually	Receive	6/24/2051	USD	2,850,000	—	96,120

						—	1,249,981

1 day TONAR annually	0.27 annually	Receive	3/16/2032	JPY	950,000,000	—	(46,187)
6 month EURIBOR semi-annually	0.66 annually	Pay	1/28/2032	EUR	6,000,000	—	(150,744)
3 month LIBOR quarterly	0.94 semi-annually	Pay	6/24/2026	USD	4,325,000	—	(151,512)
1 day SONIA annually	1.51 annually	Receive	2/11/2032	GBP	3,250,000	—	(46,612)

						—	(395,055)

						—	854,926

Abbreviations

CDX	Credit Default Swap Index
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	British Pound
JPY	Japanese Yen
LIBOR	London Interbank Offered Rate
SONIA	Sterling Overnight Index Average
TONAR	Tokyo Overnight Average Rate
USD	United States Dollar

(a)	Value of floating rate index at February 28, 2022 was as follows:

FLOATING RATE INDEX	VALUE
1 day SONIA	0.45%
1 day TONAR	(0.00	)(b)
3 Month LIBOR	0.50
6 Month EURIBOR	(0.49)

(b)	Amount rounds to less than 0.1%.

Summary of total OTC swap contracts outstanding as of February 28, 2022:

	NET UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE ($)
Assets
OTC Credit default swap contracts outstanding — buy protection	21,810	772,747

SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — 92.8% (a)

Alabama — 3.5%

Black Belt Energy Gas District, Gas Prepay Project No. 5Series 2020A-1, Rev., 4.00%, 10/1/2026 (b)	250,000	271,867

Black Belt Energy Gas District, Gas Project No. 6Series 2021B, Rev., 4.00%, 12/1/2026 (b)	500,000	539,371

Black Belt Energy Gas District, Gas Project No. 7Series 2021C-1, Rev., 4.00%, 12/1/2026 (b)	100,000	107,874

Black Belt Energy Gas District, Gas Project No. 8Series 2022A, Rev., 4.00%, 12/1/2029 (b)	150,000	166,405

Black Belt Energy Gas District, Gas Supply Series 2017A, Rev., LIQ: Royal Bank of Canada, 4.00%, 7/1/2022 (b)	30,000	30,225

City of Pell City, Warrants Series 2015A, GO, 5.00%, 2/1/2025	100,000	110,322

Selma Industrial Development Board, International Paper Co. Project Series 2020A, Rev., 1.37%, 6/16/2025 (b)	100,000	99,391

Southeast Alabama Gas Supply District (The), Project No. 1 Series 2018A, Rev., 4.00%, 4/1/2024 (b)	25,000	26,107

Southeast Energy Authority A Cooperative District, Project No. 2 Series 2021B, Rev., 4.00%, 12/1/2031 (b)	1,815,000	2,058,974

University of Alabama (The), Huntsville General Fee Series B-2, Rev., 5.00%, 9/1/2031	95,000	113,563

Total Alabama		3,524,099

Alaska — 0.5%

Alaska Industrial Development and Export Authority, Tanana Chiefs Conference Project Series 2019A, Rev., 5.00%, 10/1/2024	200,000	216,961

Alaska Municipal Bond Bank Authority

Series 3, Rev., 5.00%, 10/1/2025	20,000	21,823

Series 3, Rev., 5.00%, 12/1/2028	225,000	259,030

Total Alaska		497,814

Arizona — 2.4%

Arizona Industrial Development Authority, Cadence Campus Project

Series 2020A, Rev., 4.00%, 7/15/2030 (c)	125,000	132,772

Series 2020A, Rev., 4.00%, 7/15/2040 (c)	125,000	129,913

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Arizona — continued

Arizona Industrial Development Authority, Equitable School Revolving Fund Series A, Rev., 5.00%, 11/1/2044	250,000	287,548

Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project Series 2019A, Rev., 5.00%, 1/1/2036	250,000	234,364

Arizona Industrial Development Authority, Macombs Facility Project Series 2021A, Rev., 4.00%, 7/1/2051	125,000	131,854

Arizona Industrial Development Authority, Phoenix Children’s Hospital

Series 2020A, Rev., 5.00%, 2/1/2024	55,000	58,845

Series 2020A, Rev., 5.00%, 2/1/2025	70,000	77,120

Series 2020A, Rev., 5.00%, 2/1/2031	150,000	184,017

Series 2020A, Rev., 5.00%, 2/1/2032	200,000	244,482

City of Mesa GO, 5.00%, 7/1/2030	85,000	106,638

City of Mesa, Excise Tax

Rev., 5.00%, 7/1/2030	95,000	118,932

Rev., 5.00%, 7/1/2031	75,000	93,589

Rev., 5.00%, 7/1/2032	185,000	230,437

City of Phoenix Civic Improvement Corp., Junior Lien, Airport System Series 2017D, Rev., 5.00%, 7/1/2026	160,000	182,536

Maricopa County School District No. 3, Tempe Elementary, School Improvement, Project of 2016 Series 2017A, GO, 5.00%, 7/1/2027	30,000	35,303

Maricopa County Unified School District No. 95, Queen Creek, School Improvement

GO, 4.00%, 7/1/2027	40,000	45,140

GO, 4.00%, 7/1/2028	50,000	57,321

Salt Verde Financial Corp. Rev., 5.25%, 12/1/2026	100,000	114,392

Total Arizona		2,465,203

Arkansas — 0.1%

City of Fort Smith, Water and Sewer Construction Rev., 5.00%, 10/1/2024	75,000	81,838

California — 7.6%

Baldwin Park Financing Authority, Rail Crossings Safety Improvements Project Rev., 5.00%, 6/1/2024	100,000	108,266

Brentwood Infrastructure Financing Authority, Civic Center Project Rev., 5.00%, 10/1/2025	45,000	50,418

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	131

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

California — continued

California Health Facilities Financing Authority, Kaiser Permanente Series 2006C, Rev., 5.00%, 11/1/2029 (b)	300,000	370,121

California Health Facilities Financing Authority, On Lok Senior Health Service

Rev., 3.00%, 8/1/2023	100,000	102,168

Rev., 5.00%, 8/1/2040	100,000	118,014

California Municipal Finance Authority, San Antonio Gardens Project Rev., 5.00%, 11/15/2039	150,000	166,550

California Municipal Finance Authority, Sewer Facilities Project Rev., AGM, 5.00%, 8/1/2024	100,000	108,954

California Public Finance Authority, Enso Village Project Series 2021B-1, Rev., 3.13%, 5/15/2029 (c)	200,000	200,373

California State Public Works Board, Various Capital Projects Series 2020D, Rev., 5.00%, 11/1/2028	355,000	429,614

California Statewide Communities Development Authority, Emanate Health, Tax-Exempt Series 2020A, Rev., 5.00%, 4/1/2030	150,000	185,123

California Statewide Communities Development Authority, San Francisco Campus for Jewish Living Project

Rev., 4.00%, 11/1/2027	60,000	66,937

Rev., 4.00%, 11/1/2028	35,000	39,427

Rev., 4.00%, 11/1/2029	145,000	165,176

Chula Vista Municipal Financing Authority Rev., 4.00%, 5/1/2026	60,000	66,162

Chula Vista Municipal Financing Authority, Green Bond Series 2017B, Rev., 4.00%, 12/1/2028	45,000	51,845

City of Los Angeles Department of Airports, International Airport Senior

Series A, Rev., AMT, 5.00%, 5/15/2022	125,000	126,089

Series A, Rev., AMT, 5.00%, 5/15/2033	100,000	109,436

City of Los Angeles Department of Airports, International Airport Subordinate Series 2019E, Rev., AMT, 5.00%, 5/15/2026	10,000	11,424

City of Roseville, 316 Vernon Street Project COP, 5.00%, 8/1/2025	70,000	78,471

City of Santa Rosa, Courthouse Square Project and Lease COP, 4.00%, 10/1/2024	90,000	96,051

City of South Pasadena Rev., 5.00%, 10/1/2024	110,000	120,470

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

California — continued

County of San Joaquin COP, AGM, 5.00%, 11/15/2027	150,000	178,644

County of Santa Clara, Election of 2008 Series 2017C, GO, 5.00%, 8/1/2033	40,000	47,048

CSCDA Community Improvement Authority, Essential Housing, Pasadena Portfolio Series 2021A-1, Rev., 2.65%, 12/1/2046 (c)	255,000	231,633

Cucamonga Valley Water District Financing Authority

Series 2021B, Rev., 5.00%, 9/1/2032	190,000	243,572

Series 2021B, Rev., 4.00%, 9/1/2033	150,000	177,307

El Centro Financing Authority Series 2021B, Rev., 4.00%, 10/1/2023	210,000	218,728

El Monte City School District, Election of 2014 Series A, GO, 5.00%, 8/1/2025	55,000	61,460

Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Series 2018A-1, Rev., 5.00%, 6/1/2028 (d)	250,000	299,917

Hermosa Beach City School District, Election of 2016 Series 2016A, GO, 4.00%, 8/1/2023	15,000	15,631

Huntington Beach Public Financing Authority Series 2020A, Rev., 5.00%, 5/1/2030	400,000	499,202

Indian Wells Financing Authority, Solar and Infrastructure Project

Rev., 5.00%, 4/1/2029	150,000	181,836

Rev., 5.00%, 4/1/2031	160,000	200,934

Lodi Public Financing Authority Rev., AGM, 5.00%, 9/1/2027	250,000	294,603

Metropolitan Water District of Southern California, Waterworks Series 2019A, Rev., 5.00%, 7/1/2034	25,000	30,320

Municipal Improvement Corp. of Los Angeles, Real Property Series 2014-A, Rev., 5.00%, 5/1/2023 (d)	20,000	20,944

Northern California Power Agency, Hydroelectric Project Series 2019A, Rev., 5.00%, 7/1/2022	20,000	20,290

San Dieguito Union High School District, Election of 2012 Series A-2, GO, 5.00%, 8/1/2024	150,000	158,456

San Francisco City and County Airport Commission, San Francisco International Airport

Series 2016A, Rev., 5.00%, 5/1/2023 (d)	105,000	109,893

SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

California — continued

Series 2016A, Rev., 5.00%, 5/1/2026	95,000	108,127

San Jose Evergreen Community College District Series A, GO, 5.00%, 9/1/2022	100,000	102,170

San Jose Evergreen Community College District, Election of 2010 Series C, GO, 5.00%, 9/1/2024 (d)	105,000	114,782

San Ramon Valley Fire Protection District, Public Safety Complex and Fire Training Facility Projects

COP, 4.00%, 8/1/2023	55,000	57,219

COP, 4.00%, 8/1/2032	125,000	144,674

Sanger Unified School District

COP, AGM, 5.00%, 6/1/2034 (e)	400,000	501,342

COP, AGM, 5.00%, 6/1/2035 (e)	425,000	531,573

Santa Cruz County Capital Financing Authority Series 2020A, Rev., 4.00%, 6/1/2025	100,000	108,627

Sequoia Union High School District GO, 5.00%, 7/1/2027	25,000	28,850

Sierra View Local Health Care District Rev., 4.00%, 7/1/2023	165,000	170,719

Total California		7,629,590

Colorado — 4.0%

Colorado Educational & Cultural Facilities Authority, Aspen View Academy Project Rev., 4.00%, 5/1/2036	85,000	91,453

Colorado Educational and Cultural Facilities Authority, Vega Collegiate Academy Project Rev., 5.00%, 2/1/2051 (c)	150,000	159,286

Colorado Health Facilities Authority, Boulder Community Health Project

Rev., 5.00%, 10/1/2022	125,000	127,988

Rev., 5.00%, 10/1/2023	175,000	185,341

Colorado Health Facilities Authority, Tax Exempt Series 2021B-3, Rev., 2.13%, 5/15/2028	295,000	291,859

Colorado Health Facilities Authority, The Evangelical Lutheran Good Samaritan Society Project Rev., 5.00%, 6/1/2026 (d)	210,000	240,094

Colorado Higher Education, Capital Construction, Lease Purchase Financing Program Series 2014A, COP, 5.00%, 11/1/2025	10,000	11,233

Crystal Valley Metropolitan District No. 2, Limited Tax

Series 2020A, GO, AGM, 5.00%, 12/1/2022	50,000	51,533

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Colorado — continued

Series 2020A, GO, AGM, 5.00%, 12/1/2023	135,000	143,692

Series 2020A, GO, AGM, 5.00%, 12/1/2024	175,000	191,634

El Paso County School District No. 49 Falcon COP, 5.00%, 12/15/2028	170,000	204,668

Regional Transportation District Sales Tax, Fastracks ProjectSeries 2013A, Rev., 5.00%, 11/1/2029	215,000	265,775

Regional Transportation District, Denver Transit Partners

Rev., 5.00%, 7/15/2029	130,000	154,712

Rev., 5.00%, 1/15/2030	170,000	203,911

Rev., 5.00%, 7/15/2030	115,000	138,995

Rev., 5.00%, 1/15/2031	250,000	304,601

Rev., 4.00%, 7/15/2036	185,000	206,367

Southlands Metropolitan District No. 1 Series A-1, GO, 5.00%, 12/1/2037	250,000	269,510

State of Colorado Series 2018A, COP, 5.00%, 12/15/2030	115,000	139,117

STC Metropolitan District No. 2, Limited Tax Improvement Series 2019A, GO, 5.00%, 12/1/2038	300,000	317,245

University of Colorado, Enterprise System

Series A-2, Rev., 5.00%, 6/1/2026	40,000	45,964

Series 2021C-3B, Rev., 2.00%, 10/15/2026 (b)	250,000	251,928

Total Colorado		3,996,906

Connecticut — 0.7%

Connecticut State Health and Educational Facilities Authority, Sacred Heart University Series K, Rev., 5.00%, 7/1/2022	250,000	253,547

State of Connecticut Series A, GO, 5.00%, 4/15/2033	135,000	156,274

State of Connecticut, Special Tax Transportation Infrastructure Purposes

Series 2020A, Rev., 5.00%, 5/1/2023	200,000	209,487

Series B, Rev., 5.00%, 8/1/2023	75,000	79,195

Total Connecticut		698,503

Delaware — 0.4%

Delaware State Economic Development Authority, Newark Charter School, Inc. Project

Rev., 4.00%, 9/1/2025	100,000	106,738

Rev., 4.00%, 9/1/2026	140,000	151,184

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	133

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Delaware — continued

Delaware State Health Facilities Authority, Bayhealth Medical Center Project Series 2017A, Rev., 5.00%, 7/1/2024	100,000	108,164

Delaware Transportation Authority, Transportation System Rev., 5.00%, 7/1/2022	40,000	40,589

Total Delaware		406,675

District of Columbia — 1.7%

District of Columbia, Income Tax Series 2020C, Rev., 5.00%, 5/1/2033	1,000,000	1,243,465

District of Columbia, International School

Rev., 5.00%, 7/1/2028	115,000	132,449

Rev., 5.00%, 7/1/2039	125,000	143,649

District of Columbia, Kipp DC Project Rev., 4.00%, 7/1/2039	100,000	108,597

District of Columbia, Water and Sewer Authority, Public Utility, Senior Lien Series B, Rev., 5.00%, 10/1/2025	65,000	73,432

Total District of Columbia		1,701,592

Florida — 4.7%

Charlotte County Industrial Development Authority, Town and Country Utilities Project Series 2021A, Rev., AMT, 4.00%, 10/1/2041 (c)	100,000	102,952

City of Cape Coral, Water & Sewer Rev., 5.00%, 10/1/2022	25,000	25,604

City of Jacksonville

Series 2022A, Rev., 5.00%, 10/1/2031 (e)	250,000	308,137

Series 2022A, Rev., 5.00%, 10/1/2032 (e)	200,000	250,560

City of Melbourne GO, 5.00%, 7/1/2030	520,000	650,541

City of Miami Beach, Water & Sewer Rev., 5.00%, 9/1/2033	25,000	29,403

City of Orlando, Capital Improvement

Series D, Rev., 5.00%, 10/1/2022	75,000	76,877

Series B, Rev., 5.00%, 10/1/2024	60,000	65,711

City of Pompano Beach, John Knox Village Project Rev., 3.50%, 9/1/2030	200,000	205,268

City of Tampa, H. Lee Moffitt Cancer Center Project

Series 2020B, Rev., 5.00%, 7/1/2022	50,000	50,713

Series 2020B, Rev., 5.00%, 7/1/2023	50,000	52,594

Series 2020B, Rev., 5.00%, 7/1/2024	50,000	54,178

County of Broward, Port Facilities Series 2019A, Rev., 5.00%, 9/1/2030	50,000	61,303

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Florida — continued

County of Hillsborough, Communications Services Tax Rev., 5.00%, 10/1/2024	40,000	43,829

County of Lee Series 2021A, Rev., AMT, 5.00%, 10/1/2031	400,000	490,743

County of Okaloosa, Sales Tax Rev., 5.00%, 10/1/2024	30,000	32,831

County of Osceola, Sales Tax Series 2016A, Rev., 4.00%, 10/1/2023	10,000	10,430

County of Palm Beach, Palm Beach Atlantic University

Rev., 5.00%, 4/1/2029 (c)	100,000	109,790

Rev., 5.00%, 4/1/2039 (c)	100,000	110,057

County of Seminole, Special Obligation Rev., 4.00%, 10/1/2024	90,000	96,288

East Central Regional Wastewater Treatment Facilities Operation Board, Biosolids Project Rev., 5.00%, 10/1/2024	30,000	32,831

Florida Atlantic University Finance Corp., Student Housing Project Series 2019B, Rev., 5.00%, 7/1/2032	250,000	297,885

Florida Department of Environmental Protection Series 2017A, Rev., 5.00%, 7/1/2024	45,000	48,901

Florida Development Finance Corp., Educational Facilities, River City Science Academy Projects Rev., 4.00%, 7/1/2035	325,000	344,125

Florida Development Finance Corp., The Glenridge on Palmer Ranch Project Rev., 3.00%, 6/1/2023	115,000	116,308

Monroe County School District Series 2018A, COP, 4.00%, 6/1/2025	45,000	48,748

Orange County School Board Series 2015D, COP, 5.00%, 8/1/2025	25,000	27,963

Palm Beach County Health Facilities Authority, Acts Retirement Life Communities, Inc., Obligated Group Rev., 5.00%, 11/15/2032	240,000	272,850

Pinellas County Industrial Development Authority, Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc., Project Rev., 5.00%, 7/1/2029	125,000	137,013

Reedy Creek Improvement District, Ad Valorem Tax Series 2016-A, GO, 5.00%, 6/1/2026	50,000	57,165

Seminole County Industrial Development Authority, Galileo Schools for Gifted Learning Series 2021A, Rev., 4.00%, 6/15/2036 (c)	155,000	164,631

SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Florida — continued

State of Florida Board of Education, Public Education Capital Outlay

Series B, GO, 5.00%, 6/1/2024	30,000	32,550

Series B, GO, 5.00%, 6/1/2026	20,000	22,973

Series B, GO, 5.00%, 6/1/2031	75,000	88,044

State of Florida, State Board of Education, Lottery

Series 2016B, Rev., 5.00%, 7/1/2023	40,000	42,163

Series 2016A, Rev., 5.00%, 7/1/2026	75,000	86,379

Tampa Bay Water, Regional Water Supply Authority, Utility System Series C, Rev., 5.00%, 10/1/2025	55,000	62,011

Tampa-Hillsborough County Expressway Authority Series B, Rev., 5.00%, 7/1/2031	40,000	48,064

Tohopekaliga Water Authority, Utility System Rev., 5.00%, 10/1/2025	10,000	11,297

Total Florida		4,769,710

Georgia — 2.1%

Albany-Dougherty Inner City Authority, State University Projects Rev., 5.00%, 7/1/2023	410,000	430,547

Carroll City-County Hospital Authority, Tanner Medical Center Project Rev., GTD, 4.00%, 7/1/2024	200,000	212,948

Clayton County Development Authority, Clayton State University Rev., 5.00%, 7/1/2034	225,000	278,986

Cobb County, Kennestone Hospital Authority, Wellstar Health System, Inc., Project Series 2020B, Rev., 5.00%, 4/1/2022	150,000	150,526

County of DeKalb, Water and Sewerage Series 2006B, Rev., 5.25%, 10/1/2026	25,000	29,216

Forsyth County Water and Sewerage Authority Rev., 5.00%, 4/1/2032	145,000	177,804

Glynn-Brunswick Memorial Hospital Authority, Southeast Georgia Health System Project Rev., 4.00%, 8/1/2037	255,000	288,665

Milledgeville and Baldwin County Development Authority, Georgia College and State University Projects Rev., 5.00%, 6/15/2029	435,000	525,447

Total Georgia		2,094,139

Hawaii — 0.2%

City and County of Honolulu, Tax-Exempt Series D, GO, 5.00%, 9/1/2032	45,000	52,796

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Hawaii — continued

State of Hawaii

Series EE, GO, 5.00%, 11/1/2022 (d)	15,000	15,422

Series EP, GO, 5.00%, 8/1/2023	40,000	42,232

Series FK, GO, 5.00%, 5/1/2033	30,000	34,938

State of Hawaii, Highway Fund Series B, Rev., 5.00%, 1/1/2027	25,000	28,759

Total Hawaii		174,147

Illinois — 3.1%

Champaign County Community Unit School District No. 4 Champaign, School Building GO, 5.00%, 1/1/2027	45,000	51,132

Chicago O’Hare International Airport, General Airport, Senior Lien Series 2017B, Rev., 5.00%, 1/1/2034	40,000	45,934

City of Decatur GO, 5.00%, 3/1/2027	130,000	147,591

Cook and DuPage Counties, Village of Elk Grove GO, 5.00%, 1/1/2029	25,000	29,015

Illinois Finance Authority, Clean Water Initiative Revolving Fund Rev., 5.00%, 7/1/2032	35,000	40,322

Illinois Finance Authority, Social Bonds-Learn Chapter School Project Rev., 4.00%, 11/1/2024	135,000	141,936

Illinois State Toll Highway Authority

Series D, Rev., 5.00%, 1/1/2024	25,000	26,702

Series 2019A, Rev., 5.00%, 1/1/2036	250,000	301,671

Kane McHenry Cook and De Kalb Counties Unit School District No. 300 GO, 5.00%, 1/1/2024	35,000	37,364

Kendall and Kane Counties Community Unit School District No. 115 Series 2017B, GO, 5.00%, 1/1/2027	25,000	29,003

Lake County Forest Preserve District GO, 5.00%, 12/15/2028	165,000	198,505

McLean and Woodford Counties Community Unit School District No. 5 Normal Series 2017A, GO, 4.00%, 12/1/2023	80,000	83,631

Northern Illinois University, Auxiliary Facilities System Series 2020B, Rev., 5.00%, 4/1/2034	200,000	240,032

Northern Illinois University, Board of Trustees, Auxiliary Facilities System

Rev., 5.00%, 10/1/2029	300,000	360,091

Rev., 5.00%, 10/1/2030	325,000	396,030

Southwestern Illinois Development Authority, Flood Prevention District Council Project Rev., 5.00%, 4/15/2030	625,000	765,019

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	135

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Illinois — continued

State of Illinois

GO, 5.00%, 4/1/2024	30,000	32,190

Series 2018A, GO, 5.00%, 10/1/2024	30,000	32,615

Village of Bolingbrook Series 2018A, GO, AGM, 5.00%, 1/1/2033	125,000	147,441

Will & Kendall Counties Community Consolidated School District 202 Plainfield GO, 4.00%, 1/1/2023	10,000	10,262

Total Illinois		3,116,486

Indiana — 2.4%

Adams Central Elementary School Building Corp., Ad Valorem Property Tax First Mortgage Rev., 5.00%, 1/15/2027	20,000	23,062

Ball State University, Student Fee Series R, Rev., 5.00%, 7/1/2024	35,000	37,984

City of Goshen, Multi-Family, Green Oaks of Goshen ProjectSeries 2021A, Rev., 5.00%, 8/1/2041 (c)	250,000	227,955

City of Valparaiso Rev., 5.38%, 12/1/2041 (c)	200,000	183,680

Decatur County, Jail Building Corp. Rev., 5.00%, 7/15/2028	250,000	294,147

Hamilton Southeastern Consolidated School Building Corp., Ad Valorem Property Tax First Mortgage Rev., 5.00%, 7/15/2026	25,000	28,663

Indiana Finance Authority

Series C, Rev., 5.00%, 12/1/2025	35,000	39,676

Series 2016C, Rev., 5.00%, 6/1/2027	220,000	256,005

Indiana Finance Authority, Educational Facilities, Valparaiso University Project Rev., 4.00%, 10/1/2035	215,000	237,574

Indiana Finance Authority, Indiana University Health Obligated Group Series 2016A, Rev., 5.00%, 12/1/2022	10,000	10,316

Indiana Finance Authority, Rose-Hulman Institute of Technology Project

Rev., 5.00%, 6/1/2032	140,000	168,488

Rev., 4.00%, 6/1/2034	115,000	128,355

Indiana State University, Housing and Dining System

Rev., 5.00%, 4/1/2028	120,000	142,071

Rev., 5.00%, 4/1/2031	75,000	87,049

Indiana State University, Student Fee Series R, Rev., 5.00%, 10/1/2022	10,000	10,244

Indiana University Series A, Rev., 5.00%, 6/1/2022	25,000	25,278

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Indiana — continued

Indiana University, Student Fee Series Y, Rev., 5.00%, 8/1/2028	25,000	29,494

IPS Multi-School Building Corp., Indiana Unlimited Ad Valorem Property Tax, First Mortgage Rev., 5.00%, 7/15/2029	50,000	60,565

Monroe County Community School Corp. GO, 5.00%, 7/15/2027	250,000	291,526

Perry Township Multi School Building Corp., Ad Valorem Property Tax First Mortgage Rev., 5.00%, 7/15/2025	35,000	39,001

Portage Township Multi-School Building Corp., Ad Valorem Property Tax First Mortgage Rev., 5.00%, 7/15/2028	75,000	89,407

Total Indiana		2,410,540

Iowa — 0.1%

City of Cedar Rapids, Sewer Series 2018D, Rev., 5.00%, 6/1/2022	70,000	70,770

City of West Des Moines, Urban Renewal Series 2016B, GO, 5.00%, 6/1/2024	35,000	37,950

Iowa Finance Authority, State Revolving Fund Rev., 5.00%, 8/1/2027	30,000	35,525

Total Iowa		144,245

Kansas — 0.1%

Johnson County Water District No. 1 Series 2017A, Rev., 5.00%, 1/1/2025	50,000	55,131

Kentucky — 1.8%

Kentucky Economic Development Finance Authority, Baptist Healthcare System Obligated Group Series B, Rev., 5.00%, 8/15/2029	165,000	192,738

Kentucky Public Energy Authority, Gas Supply

Series 2022A-1, Rev., 4.00%, 3/8/2022 (b) (e)	750,000	837,598

Series 2018C-1, Rev., 4.00%, 6/1/2025 (b)	580,000	618,223

Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc. Series 2016-A, Rev., 4.00%, 10/1/2036	65,000	70,684

Louisville and Jefferson County Metropolitan Sewer District, Sewer and Drainage System

Series B, Rev., 5.00%, 5/15/2024	25,000	27,069

Series 2017A, Rev., 5.00%, 5/15/2027	40,000	46,393

Total Kentucky		1,792,705

SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Louisiana — 1.3%

City of Shreveport, Water and Sewer, Junior Lien Series 2019B, Rev., AGM, 5.00%, 12/1/2032	200,000	237,879

Louisiana Local Government Environmental Facilities and Community Development Authority, Calcasieu Parish Projects Rev., 5.00%, 12/1/2030	250,000	305,392

Louisiana Public Facilities Authority, Materra Campus Project Series 2021C, Rev., 4.00%, 6/1/2031 (c)	245,000	249,882

Louisiana Public Facilities Authority, Tulane University Project

Series 2020A, Rev., 5.00%, 4/1/2029	220,000	264,263

Series 2020A, Rev., 5.00%, 4/1/2030	135,000	165,024

State of Louisiana Series 2016-B, GO, 4.00%, 8/1/2026	30,000	33,268

State of Louisiana Gasoline and Fuels Tax Series 2012A-1, Rev., 5.00%, 5/1/2022 (d)	55,000	55,404

Total Louisiana		1,311,112

Maine — 0.5%

Maine Health and Higher Educational Facilities Authority

Series 2020A, Rev., 4.00%, 7/1/2022 (d)	225,000	227,490

Series 2020A, Rev., 5.00%, 7/1/2023 (d)	125,000	131,539

Maine Municipal Bond Bank

Series C, Rev., 5.00%, 11/1/2024	75,000	82,348

Series 2018A, Rev., GAN, 5.00%, 9/1/2026	45,000	51,978

Total Maine		493,355

Maryland — 1.5%

County of Baltimore, Consolidated Public Improvement GO, 5.00%, 8/1/2022 (d)	100,000	101,806

County of St. Mary’s, Public Improvement GO, 4.00%, 7/15/2027	70,000	79,278

Maryland Economic Development Corp., Bowie State University Project Rev., 4.00%, 7/1/2040	200,000	216,619

Maryland Health and Higher Educational Facilities Authority, Stevenson University Project

Rev., 5.00%, 6/1/2033	200,000	242,829

Rev., 4.00%, 6/1/2046	250,000	272,558

State of Maryland, Department of Transportation Rev., 5.00%, 9/1/2026	75,000	86,700

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Maryland — continued

State of Maryland, State and Local Facilities Loan of 2017 Series 2017A, GO, 5.00%, 8/1/2025	45,000	50,574

State of Maryland, State and Local Facilities Loan of 2020 Series 2020A, GO, 5.00%, 8/1/2035	300,000	376,133

Washington Suburban Sanitary Commission, Consolidated Public Improvement Rev., GTD, 5.00%, 6/15/2030	40,000	47,008

Total Maryland		1,473,505

Massachusetts — 1.8%

City of Boston Series 2017A, GO, 5.00%, 4/1/2025	10,000	11,137

Commonwealth of Massachusetts Series C, GO, 5.00%, 10/1/2026	25,000	28,964

Massachusetts Bay Transportation Authority, Sales Tax Series A, Rev., 5.00%, 7/1/2022	20,000	20,291

Massachusetts Development Finance Agency, Mass General Brigham Issue Series 2020A-1, Rev., 5.00%, 1/31/2030 (b)	500,000	611,930

Massachusetts Development Finance Agency, Milford Regional Medical Center Series G, Rev., 5.00%, 7/15/2037 (c)	245,000	289,621

Massachusetts Development Finance Agency, Southcoast Health System Obligated Group Issue Series 2021G, Rev., 5.00%, 7/1/2035	200,000	249,238

Massachusetts Development Finance Agency, Wellforce Issue

Series 2020C, Rev., AGM, 5.00%, 10/1/2030	175,000	216,798

Series 2020C, Rev., AGM, 5.00%, 10/1/2031	215,000	265,574

Massachusetts State College Building Authority Series D, Rev., 5.00%, 5/1/2027	45,000	52,797

Town of Hopkinton, Municipal Purpose Loan GO, 5.00%, 11/15/2024	30,000	33,028

Total Massachusetts		1,779,378

Michigan — 0.6%

Berrien Springs Public Schools, School Building & Site, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2030	250,000	307,705

City of Grand Rapids, Sanitary Sewer System Rev., 5.00%, 1/1/2030	30,000	37,378

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	137

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Michigan — continued

Michigan Finance Authority, Lawrence Technological University Rev., 4.00%, 2/1/2032	95,000	103,025

Michigan State Hospital Finance Authority, Trinity Health Credit Group Series C, Rev., 5.00%, 12/1/2025	25,000	28,164

Western Michigan University, Tax Exempt Series 2021A, Rev., AGM, 5.00%, 11/15/2031	125,000	156,895

Total Michigan		633,167

Minnesota — 0.4%

Bloomington Independent School District No. 271, Bloomington Public Schools Series 2019A, GO, 5.00%, 2/1/2028	25,000	29,231

City of Bloomington Series 2021-55, GO, 5.00%, 2/1/2027	80,000	93,665

City of Hopkins Series 2017B, GO, 4.00%, 2/1/2025	20,000	21,513

City of Woodbury, Charter School Lease, Woodbury Leadership Academy Project Series 2021A, Rev., 4.00%, 7/1/2031	175,000	187,971

Duluth Economic Development Authority, Benedictine Health System Series 2021A, Rev., 3.00%, 7/1/2024	100,000	101,738

University of Minnesota Series B, Rev., 5.00%, 12/1/2025	15,000	16,986

Total Minnesota		451,104

Mississippi — 0.2%

Mississippi State University Educational Building Corp., New Facilities and Refinancing Project Rev., 5.00%, 8/1/2025	35,000	39,074

State of Mississippi

Series 2015F, GO, 5.00%, 11/1/2025 (d)	35,000	39,528

Series B, GO, 5.00%, 12/1/2025	20,000	22,672

Series 2018A, GO, 5.00%, 11/1/2026 (d)	60,000	69,638

University of Mississippi Educational Building Corp., Facilities Refinancing Project Series 2016A, Rev., 5.00%, 10/1/2030	40,000	45,787

Total Mississippi		216,699

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Missouri — 1.1%

Bi-State Development Agency of the Missouri-Illinois Metropolitan District, St. Clair County Metrolink Project Rev., AGM, 5.25%, 7/1/2024	40,000	43,590

City of Kansas City, Sanitary Sewer System Series B, Rev., 5.00%, 1/1/2033	25,000	29,671

Health and Educational Facilities Authority of the State of Missouri, City Art Institute Rev., 5.00%, 9/1/2030	200,000	235,489

Health and Educational Facilities Authority of the State of Missouri, St. Luke’s Episcopal-Presbyterian Hospitals Series 2015B, Rev., 5.00%, 12/1/2026	165,000	181,859

Health and Educational Facilities Authority of the State of Missouri, St. Luke’s Health System, Inc. Rev., 5.00%, 11/15/2029	300,000	340,621

Health and Educational Facilities Authority of the State of Missouri, Wright Memorial Hospital Rev., 5.00%, 9/1/2026	200,000	224,237

Metropolitan St. Louis Sewer District, Wastewater System Improvement Series 2017A, Rev., 5.00%, 5/1/2027	45,000	53,018

Missouri Development Finance Board, Fulton State Hospital Project Rev., 5.00%, 10/1/2025	25,000	27,393

Total Missouri		1,135,878

Montana — 0.0% (f)

County of Missoula GO, 4.00%, 7/1/2025	50,000	54,293

Nebraska — 1.0%

Central Plains Energy Project, Gas Project No. 3 Series 2017A, Rev., 5.00%, 9/1/2030	320,000	383,141

City of Lincoln, Electric System

Rev., 5.00%, 9/1/2026	85,000	97,780

Rev., 5.00%, 9/1/2028	50,000	58,509

City of Omaha, Sanitary Sewerage System Rev., 5.00%, 4/1/2027	50,000	57,148

Douglas County, Omaha School District No. 001 GO, 5.00%, 12/15/2026	30,000	35,051

Nebraska Educational Health Cultural and Social Services Finance Authority, Immanuel Retirement Communities Obligated Group Series 2019A, Rev., 4.00%, 1/1/2033	250,000	272,118

Omaha Public Power District, Electric System

Series B, Rev., 5.00%, 2/1/2025	20,000	21,791

SEE NOTES TO FINANCIAL STATEMENTS.

138	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Nebraska — continued

Series 2016A, Rev., 5.00%, 2/1/2026	40,000	45,491

Series 2016A, Rev., 5.00%, 2/1/2027	30,000	34,119

University of Nebraska Facilities Corp., UNMC Global Center Project Rev., 5.00%, 12/15/2025	35,000	39,775

Total Nebraska		1,044,923

Nevada — 0.5%

City of Sparks, Senior Sales Tax Series 2019A, Rev., 2.50%, 6/15/2024 (c)	65,000	65,251

Clark County School District, Limited Tax

Series 2018A, GO, 5.00%, 6/15/2032	95,000	112,929

Series 2018A, GO, 4.00%, 6/15/2035	90,000	101,134

County of Clark, Indexed Fuel Tax and Subordinate Motor Vehicle Fuel Tax Rev., 5.00%, 7/1/2028	25,000	29,321

County of Clark, Passenger Facility Charge, Las Vegas-McCarran International Airport Passenger Facility Series 2019E, Rev., 5.00%, 7/1/2033	155,000	187,329

Truckee Meadows Water Authority Rev., 5.00%, 7/1/2029	50,000	58,782

Total Nevada		554,746

New Hampshire — 0.3%

New Hampshire Business Finance Authority, Springpoint Senior Living Project Rev., 4.00%, 1/1/2025	290,000	305,550

New Jersey — 2.9%

Burlington County Bridge Commission, Governmental Loan Program Rev., 5.00%, 4/1/2029	250,000	304,545

City of New Brunswick GO, 4.00%, 3/15/2024	10,000	10,554

City of North Wildwood GO, 5.00%, 8/1/2022	10,000	10,178

New Jersey Economic Development Authority, Biomedical Research Facilities Series 2016A, Rev., 5.00%, 7/15/2028	260,000	293,170

New Jersey Economic Development Authority, School Facilities Construction Series II, Rev., 5.00%, 3/1/2022 (d)	115,000	115,000

New Jersey Transportation Trust Fund Authority Series 2020AA, Rev., 4.00%, 6/15/2035	130,000	142,704

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

New Jersey — continued

New Jersey Transportation Trust Fund Authority, Transportation System Series 2018A, Rev., 4.00%, 12/15/2031	250,000	276,224

New Jersey Turnpike Authority Series D, Rev., 5.00%, 1/1/2028	200,000	227,965

Passaic County Improvement Authority (The), City of Paterson Project Rev., 5.00%, 6/15/2025	10,000	11,152

State of New Jersey, COVID-19 Emergency Bonds GO, 5.00%, 6/1/2028	1,000,000	1,187,896

Tobacco Settlement Financing Corp. Series 2018A, Rev., 5.00%, 6/1/2027	265,000	303,278

Total New Jersey		2,882,666

New Mexico — 0.7%

City of Albuquerque, General Purpose Series 2016A, GO, 5.00%, 7/1/2023	75,000	78,974

City of Albuquerque, Gross Receipts Tax Series 2015A, Rev., 5.00%, 7/1/2026	240,000	268,312

New Mexico Finance Authority, Senior Lien Public Project Revolving Fund

Series 2016C, Rev., 5.00%, 6/1/2022	30,000	30,330

Series 2016E, Rev., 5.00%, 6/1/2024	25,000	27,095

New Mexico Finance Authority, State Transportation, Subordinate Lien Series 2108A, Rev., 5.00%, 6/15/2027	100,000	117,832

New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services Series 2015A, Rev., 5.00%, 8/1/2025	25,000	28,016

University of New Mexico (The), Subordinate Lien System Improvement Rev., 5.00%, 6/1/2028	140,000	163,820

Total New Mexico		714,379

New York — 8.9%

Broome County Local Development Corp., Good Shepherd Village at Endwell, Inc. Rev., 3.50%, 7/1/2026	210,000	220,503

Build NYC Resource Corp., New World Preparatory Charter School Project

Series 2021A, Rev., 4.00%, 6/15/2041	100,000	104,984

Series 2021A, Rev., 4.00%, 6/15/2051	150,000	155,053

City of New York, Fiscal Year 2008 Series 2008L, Subseries L-5, GO, 5.00%, 4/1/2034	300,000	372,866

City of New York, Fiscal Year 2013

Series 2013J, GO, 5.00%, 8/1/2023	40,000	42,231

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	139

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

New York — continued

Series I, GO, 5.00%, 8/1/2023	25,000	26,395

City of New York, Fiscal Year 2014 Series 2014E, GO, 5.00%, 8/1/2027	35,000	36,897

City of New York, Fiscal Year 2017 Series C, GO, 4.00%, 8/1/2022	10,000	10,139

County of Onondaga GO, 5.00%, 3/15/2026	20,000	21,543

Dutchess County Local Development Corp., The Culinary Institute of America Rev., 5.00%, 7/1/2025	100,000	110,180

Erie County Water Authority Rev., 5.00%, 12/1/2027	30,000	34,985

Longwood Central School District, Suffolk County GO, 5.00%, 6/15/2025	175,000	196,473

Metropolitan Transportation Authority, Dedicated Tax Fund Series 2016A, Rev., 5.00%, 11/15/2023	315,000	335,638

Monroe County Industrial Development Corp., Highland Hospital of Rochester Project Rev., 5.00%, 7/1/2022	195,000	197,760

Monroe County Industrial Development Corp., Rochester Schools Modernization Project Rev., 5.00%, 5/1/2030	80,000	88,428

New York City Transitional Finance Authority, Building Aid, Fiscal Year 2019 Series S-2A, Rev., 5.00%, 7/15/2025	50,000	56,031

New York City Transitional Finance Authority, Future Tax Secured Series B, Subseries B-1, Rev., 5.00%, 8/1/2035	1,500,000	1,879,417

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015

Series C, Rev., 5.00%, 11/1/2022	25,000	25,695

Series 2015A-1, Rev., 5.00%, 8/1/2029	50,000	54,290

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017 Series 2017E1, Rev., 5.00%, 2/1/2030	150,000	173,457

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2018 Series 1, Rev., 5.00%, 11/1/2026	25,000	29,016

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Series 2019C-1, Rev., 5.00%, 11/1/2034	110,000	133,364

New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2013

Series 2013G, Rev., 5.00%, 11/1/2026	30,000	31,355

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

New York — continued

New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2014 Series D, Subseries D-1, Rev., 5.00%, 2/1/2026	30,000	32,133

New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2016 Subseries B-1, Rev., 5.00%, 11/1/2029	125,000	140,505

New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2017

Series C, Rev., 4.00%, 11/1/2024	45,000	48,282

Subseries A-1, Rev., 5.00%, 5/1/2029	65,000	73,926

Series B, Subseries B-1, Rev., 5.00%, 8/1/2030	195,000	223,025

New York State Dormitory Authority, Columbia University Series B, Rev., 5.00%, 10/1/2038	25,000	29,789

New York State Dormitory Authority, Cornell University Series 2019D, Rev., 5.00%, 7/1/2033	135,000	179,355

New York State Dormitory Authority, Maimonides Medical Center, FHA-Insured Mortgage Hospital Rev., FHA, 5.00%, 8/1/2024	275,000	299,762

New York State Dormitory Authority, Montefiore Obligated Group Series 2020A, Rev., 4.00%, 9/1/2050	100,000	107,345

New York State Dormitory Authority, State Personal Income Tax, General Purpose

Series 2015E, Rev., 5.00%, 3/15/2022	25,000	25,041

Series 2015A, Rev., 4.00%, 3/15/2023 (d)	25,000	25,804

Series 2018A, Rev., 5.00%, 3/15/2031	25,000	30,074

New York State Dormitory Authority, State University Dormitory Facilities Series 2018A, Rev., 5.00%, 7/1/2024	300,000	325,790

New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects — Second Resolution Series 2019B, Rev., 5.00%, 6/15/2031	100,000	123,191

New York State Urban Development Corp., State Personal Income Tax, General Purpose

Series 2016A, Rev., 5.00%, 3/15/2026	45,000	51,275

SEE NOTES TO FINANCIAL STATEMENTS.

140	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

New York — continued

Series 2017A, Rev., 5.00%, 3/15/2026	125,000	142,430

Series 2020C, Rev., 5.00%, 3/15/2026	45,000	51,275

Series 2016A, Rev., 5.00%, 3/15/2027	30,000	34,208

Series 2013A-1, Rev., 5.00%, 3/15/2028	25,000	26,032

Series 2016A, Rev., 5.00%, 3/15/2028	75,000	85,331

Series 2017-A, Rev., 5.00%, 3/15/2028	150,000	175,614

New York State Urban Development Corp., State Sales Tax Series 2021A, Rev., 5.00%, 3/15/2036	580,000	730,847

Onondaga Civic Development Corp., Le Moyne College Project

Rev., 5.00%, 7/1/2027	100,000	114,857

Rev., 5.00%, 7/1/2028	210,000	244,680

Rev., 5.00%, 7/1/2031	360,000	436,324

Orange County Funding Corp., Mount Saint Mary College Project Series 2012B, Rev., 4.00%, 7/1/2023	200,000	201,198

Port Authority of New York and New Jersey, Consolidated Series 205, Rev., 5.00%, 11/15/2028	30,000	35,620

Smithtown Central School District GO, 5.00%, 8/1/2022	70,000	71,276

Suffolk County Economic Development Corp., St. Johnland Assisted Living Inc., Project Rev., 5.13%, 11/1/2041 (c)	340,000	329,934

Westchester County Local Development Corp., Purchase Senior Learning Community, Inc. Project Series 2021D, Rev., 2.88%, 7/1/2026 (c)	250,000	246,126

Total New York		8,977,749

North Carolina — 1.0%

County of Davidson GO, 5.00%, 6/1/2027	35,000	41,223

County of Duplin Rev., 5.00%, 6/1/2028 (e)	165,000	194,540

County of Randolph, Limited Obligation Rev., 5.00%, 10/1/2030	245,000	307,919

County of Wayne, Limited Obligation Rev., 5.00%, 6/1/2024	25,000	27,072

North Carolina Turnpike Authority, Triangle Expressway System Rev., BAN, 5.00%, 2/1/2024	400,000	426,942

State of North Carolina, Build NC Programs, Limited Obligation Series C, Rev., 5.00%, 5/1/2024	25,000	27,024

Total North Carolina		1,024,720

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Ohio — 5.0%

Akron Bath Copley Joint Township Hospital District, Summa Health Obligated Group Rev., 5.00%, 11/15/2029	330,000	395,065

American Municipal Power, Inc., Greenup Hydroelectric Projects Series 2016A, Rev., 5.00%, 2/15/2030	25,000	28,093

Bowling Green State University, General Receipts Series 2016A, Rev., 5.00%, 6/1/2024	25,000	27,009

Buckeye Tobacco Settlement Financing Authority Series 2020A-2, Class 1, Rev., 4.00%, 6/1/2048	250,000	262,535

City of Middleburg Heights, Southwest General Health Center Project, Tax-Exempt Series 2020A, Rev., 4.00%, 8/1/2022	150,000	152,015

City of Reynoldsburg, Limited Tax, Capital Facilities GO, 5.00%, 12/1/2026	15,000	17,402

County of Warren, Healthcare Facilities, Otterbein Homes Obligated Group Series 2019A, Rev., 4.00%, 7/1/2033	205,000	227,735

Ohio Higher Educational Facility Commission, Denison University Project Series 2017A, Rev., 5.00%, 11/1/2025	75,000	84,417

Ohio Higher Educational Facility Commission, Tiffin University 2019 Project Rev., 5.00%, 11/1/2034	125,000	137,561

Ohio Higher Educational Facility Commission, University of Findlay 2019 Project

Rev., 5.00%, 3/1/2027	55,000	61,504

Rev., 5.00%, 3/1/2034	160,000	179,955

Ohio Higher Educational Facility Commission, Xavier University 2020 Project

Rev., 5.00%, 5/1/2023	195,000	203,483

Rev., 5.00%, 5/1/2024	245,000	262,975

Ohio Turnpike and Infrastructure Commission, Junior Lien

Series A, Rev., 5.00%, 2/15/2027	135,000	157,442

Series 2022A, Rev., 5.00%, 2/15/2033 (e)	500,000	626,238

Ohio Water Development Authority, Drinking Water Assistance Series 2021A, Rev., 5.00%, 12/1/2033	625,000	797,127

Ohio Water Development Authority, Fresh Water Series 2016B, Rev., 5.00%, 6/1/2026	30,000	34,486

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	141

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Ohio — continued

Ohio Water Development Authority, Water Pollution Control Loan Fund Series 2017A, Rev., 5.00%, 12/1/2026	45,000	52,432

South-Western City School District, School Facilities Construction and Improvement GO, 5.00%, 6/1/2022 (d)	160,000	161,760

State of Ohio, Capital Facilities Lease Appropriation Mental Health Facilities Improvement Fund Projects Series 2018A, Rev., 5.00%, 6/1/2025	25,000	27,873

State of Ohio, Cleveland Clinic Health System Obligated Group Series 2017A, Rev., 5.00%, 1/1/2028	25,000	29,692

State of Ohio, Infrastructure Improvement Series 2018A, GO, 5.00%, 9/1/2028	25,000	30,323

State of Ohio, Natural Resources Series V, GO, 5.00%, 10/1/2027	35,000	41,567

Youngstown State University, General Receipts Rev., AGM, 4.00%, 12/15/2031	875,000	1,031,630

Total Ohio		5,030,319

Oklahoma — 0.4%

Cleveland County Educational Facilities Authority, Norman Public Schools Project Rev., 5.00%, 6/1/2025	150,000	167,138

Oklahoma Capitol Improvement Authority, Capitol Repair Project

Series C, Rev., 5.00%, 1/1/2030	10,000	11,745

Series 2018C, Rev., 5.00%, 1/1/2036	45,000	52,303

Oklahoma Capitol Improvement Authority, State Highway, Capital Improvement Rev., 5.00%, 7/1/2024	100,000	108,428

Oklahoma Water Resources Board, Clean Water Program Rev., 5.00%, 4/1/2023	35,000	36,536

Total Oklahoma		376,150

Oregon — 1.4%

County of Multnomah Series 2021A, GO, 5.00%, 6/15/2029	750,000	923,127

Hillsboro School District No. 1J GO, 5.00%, 6/15/2028	25,000	29,570

Salem Hospital Facility Authority, Capital Manor Project Rev., 4.00%, 5/15/2040	375,000	401,600

Tri-County Metropolitan Transportation District of Oregon, Senior Lien Payroll Tax Series 2018A, Rev., 5.00%, 9/1/2027 (d)	45,000	53,445

Total Oregon		1,407,742

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Pennsylvania — 4.1%

Aliquippa School District, Limited Tax GO, 3.88%, 12/1/2037	200,000	218,502

Berks County Industrial Development Authority, The Highlands at Wyomissing Series 2017A, Rev., 5.00%, 5/15/2037	250,000	276,830

Bucks County Community College Authority Series 2019A, Rev., GTD, 5.00%, 6/15/2033	35,000	41,642

Chester County Industrial Development Authority, Longwood Gardens Project Rev., 4.00%, 12/1/2024	35,000	37,212

Commonwealth Financing Authority, Tobacco Master Settlement Payment Rev., 5.00%, 6/1/2035	225,000	263,127

County of Chester GO, 5.00%, 11/15/2027	30,000	35,874

County of Lehigh, Lehigh Valley Health Network Hospital Series 2016A, Rev., 4.00%, 7/1/2035	175,000	188,402

Delaware Valley Regional Finance Authority, Local Government Series 2021A, Rev., 2.00%, 10/1/2029	25,000	24,782

Erie City Water Authority Series 2019D, Rev., 5.00%, 12/1/2027	65,000	76,433

Geisinger Authority, Health System

Series 2020B, Rev., 5.00%, 2/15/2027 (b)	250,000	286,790

Series 2020A, Rev., 4.00%, 4/1/2039	335,000	372,095

Lancaster County Hospital Authority, St. Anne’s Retirement Community, Inc., Project Rev., 5.00%, 3/1/2040	250,000	273,435

Montgomery County Higher Education and Health Authority, Arcadia University Rev., 5.00%, 4/1/2034	250,000	293,190

Montgomery County Higher Education and Health Authority, Thomas Jefferson University Series 2018A, Rev., 4.00%, 9/1/2038	135,000	147,892

Northampton County General Purpose Authority, Moravian College Project Rev., 5.00%, 10/1/2027	185,000	209,575

Pennsylvania Higher Educational Facilities Authority, State System of Higher Education Series 2017AU-1, Rev., 5.00%, 6/15/2026	70,000	80,144

Pennsylvania Turnpike Commission

Series A-1, Rev., 5.00%, 12/1/2029	105,000	124,352

Series A-1, Rev., 5.00%, 12/1/2031	60,000	70,806

SEE NOTES TO FINANCIAL STATEMENTS.

142	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Pennsylvania — continued

Series 2020B, Rev., 5.00%, 12/1/2033	280,000	349,652

Seneca Valley School District Series 2015C, GO, 5.00%, 3/1/2028	30,000	33,204

State Public School Building Authority, Delaware County Community College Project Rev., 5.00%, 10/1/2027	25,000	28,687

Township of Palmer

Series 2020C, GO, 4.00%, 11/15/2031	300,000	341,088

Series 2020C, GO, 4.00%, 11/15/2032	275,000	311,808

Township of Upper St. Clair Series 2016A, GO, 4.00%, 6/1/2025	20,000	21,652

Total Pennsylvania		4,107,174

Rhode Island — 0.1%

State of Rhode Island and Providence Plantations Consolidated Capital Development Loan Series 2018A, GO, 5.00%, 4/1/2029	75,000	89,649

South Carolina — 1.2%

Charleston County Airport District Rev., 5.00%, 7/1/2035	250,000	300,843

South Carolina Jobs-Economic Development Authority, Episcopal Home at Still Hopes Series 2018A, Rev., 5.00%, 4/1/2033	125,000	133,660

South Carolina Jobs-Economic Development Authority, Wofford College Project Rev., 5.00%, 4/1/2029	10,000	11,924

University of South Carolina, Athletic Facilities Series 2022A, Rev., 5.00%, 5/1/2034 (e)	585,000	738,284

Total South Carolina		1,184,711

South Dakota — 0.1%

City of Rapid City, Sales Tax Rev., 5.00%, 12/1/2023	25,000	26,655

South Dakota Board of Regents Housing and Auxiliary Facilities System Rev., 5.00%, 4/1/2027	35,000	40,147

South Dakota Conservancy District, State Revolving Fund Program Rev., 5.00%, 8/1/2025	35,000	39,298

Total South Dakota		106,100

Tennessee — 2.1%

City of Johnson City Series 2016A, GO, 5.00%, 6/1/2023	15,000	15,748

City of Memphis, Sanitary Sewerage System Series 2020B, Rev., 5.00%, 10/1/2033	535,000	670,672

City of Murfreesboro GO, 4.00%, 4/1/2025	25,000	26,398

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Tennessee — continued

County of Maury GO, 5.00%, 4/1/2027	40,000	46,795

County of Montgomery, Public Improvement GO, 5.00%, 4/1/2027	25,000	29,247

County of Robertson GO, 5.00%, 6/1/2025	25,000	27,890

County of Sullivan GO, 5.00%, 5/1/2026	30,000	34,341

County of Washington Series 2016A, GO, 4.00%, 6/1/2027	50,000	55,262

County of Williamson GO, 5.00%, 4/1/2024	20,000	21,574

Metropolitan Government of Nashville and Davidson County

GO, 5.00%, 7/1/2022 (d)	20,000	20,288

Series 2015A, GO, 5.00%, 7/1/2025	10,000	11,193

Metropolitan Government of Nashville and Davidson County, Electric System Series 2017A, Rev., 5.00%, 5/15/2024	10,000	10,823

Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project

Series 2019A, Rev., 5.00%, 10/1/2029	150,000	153,167

Series 2019A, Rev., 5.50%, 10/1/2034	150,000	156,600

State of Tennessee Series A, GO, 5.00%, 9/1/2024 (d)	25,000	27,323

Tennergy Corp., Gas Supply Series 2021A, Rev., 4.00%, 9/1/2028 (b)	300,000	331,157

Tennessee Energy Acquisition Corp., Commodity Project Series 2021A, Rev., 5.00%, 11/1/2031 (b)	400,000	481,116

Tennessee Energy Acquisition Corp., Gas Project Series 2017A, Rev., 4.00%, 5/1/2023 (b)	20,000	20,528

Total Tennessee		2,140,122

Texas — 5.8%

Alamo Community College District, Limited Tax GO, 5.00%, 2/15/2024	75,000	80,543

Board of Regents of the University of Texas System, Financing System

Series 2016D, Rev., 5.00%, 8/15/2024	50,000	54,543

Series 2020A, Rev., 5.00%, 8/15/2030	250,000	316,161

Brushy Creek Regional Utility Authority, Inc., Brushy Creek Regional Water Treatment and Distribution Project Rev., 5.00%, 8/1/2026	85,000	97,255

City of Austin, Airport System Series 2019B, Rev., AMT, 5.00%, 11/15/2029	240,000	286,944

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	143

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Texas — continued

City of Corpus Christi, Certificates of Obligation Series 2016A, GO, 4.00%, 3/1/2026	200,000	219,006

City of Houston, Airport System, Subordinate Lien Series 2021A, Rev., AMT, 5.00%, 7/1/2033	250,000	303,478

City of Houston, Combined Utility System, First Lien Series 2018D, Rev., 5.00%, 11/15/2030	45,000	54,405

City of Hutto, Waterworks and Sewer System GO, 5.00%, 8/1/2026	80,000	91,755

City of League City, Combination Tax GO, 5.00%, 2/15/2027	20,000	22,737

City of Pflugerville, Limited Tax GO, 5.00%, 8/1/2026	25,000	28,754

City of San Angelo GO, 5.00%, 2/15/2027	20,000	23,221

City of San Marcos, Combination Tax, Certificates of Obligation GO, 5.00%, 8/15/2031	170,000	199,739

Clifton Higher Education Finance Corp., Yes Prep Public Schools, Inc.

Rev., PSF-GTD, 5.00%, 4/1/2029	100,000	121,818

Rev., PSF-GTD, 5.00%, 4/1/2030	185,000	226,918

Rev., PSF-GTD, 4.00%, 4/1/2031	175,000	202,028

Clint Independent School District, Unlimited Tax Series 2015A, GO, PSF-GTD, 5.00%, 2/15/2024	25,000	26,827

County of Fort Bend, Unlimited Tax Series 2016B, GO, 5.00%, 3/1/2022	35,000	35,000

County of Harris, Unlimited Tax Series 2017A, GO, 5.00%, 10/1/2026	25,000	28,976

County of Hays, Limited Tax GO, 5.00%, 2/15/2026	20,000	22,704

County of Montgomery, Unlimited Tax GO, 5.00%, 3/1/2025	25,000	27,647

County of Williamson, Limited Tax GO, 5.00%, 2/15/2026	40,000	45,606

Cypress-Fairbanks Independent School District, Unlimited Tax Series 2015A, GO, PSF-GTD, 5.00%, 2/15/2025	20,000	22,120

Dallas Fort Worth International Airport Rev., 5.00%, 11/1/2022	100,000	102,659

Laredo Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/1/2024	25,000	27,207

Los Fresnos Consolidated Independent School District GO, PSF-GTD, 5.00%, 8/15/2026	520,000	598,216

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Texas — continued

Lower Colorado River Authority, LCRA Transmission Services Corp. Project Rev., 5.00%, 5/15/2035	155,000	183,073

Metropolitan Transit Authority of Harris County, Sales and Use Tax Series 2017A, Rev., 5.00%, 11/1/2025	45,000	50,891

Metropolitan Transit Authority of Harris County, Sales and Use Tax, Contractual Obligations Series B, Rev., 5.00%, 11/1/2029	25,000	29,524

North East Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/1/2025	20,000	22,463

North Texas Municipal Water District, Wastewater System Rev., 5.00%, 6/1/2027	20,000	23,501

Northside Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2024	65,000	71,022

Old Spanish Trail-Alemda Corridors Redevelopment Authority Rev., 5.00%, 9/1/2028	125,000	147,713

Pearland Independent School District, Unlimited Tax Series 2016A, GO, PSF-GTD, 5.00%, 2/15/2023	25,000	25,987

Permanent University Fund — University of Texas System Series 2016A, Rev., 5.00%, 7/1/2024	85,000	92,389

Prosper Independent School District, Unlimited Tax School Building GO, PSF-GTD, 5.00%, 2/15/2037	25,000	29,937

San Antonio Education Facilities Corp., Hallmark University Project Series 2021A, Rev., 5.00%, 10/1/2041	100,000	103,459

San Antonio Water System, Junior Lien Series 2017A, Rev., 5.00%, 5/15/2025	25,000	27,854

Sherman Independent School District, Unlimited Tax Series 2018A, GO, PSF-GTD, 5.00%, 2/15/2030	25,000	29,780

Socorro Independent School District, Unlimited Tax Series 2017A, GO, PSF-GTD, 5.00%, 8/15/2028	50,000	59,263

State of Texas, Transportation Commission Mobility Fund Series 2015-A, GO, 5.00%, 10/1/2024	50,000	54,773

Stephen F Austin State University, Financing System Series 2019A, Rev., 5.00%, 10/15/2026	60,000	69,236

SEE NOTES TO FINANCIAL STATEMENTS.

144	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Texas — continued

Tarrant Regional, Water Control and Improvement District, Water System Rev., 5.00%, 3/1/2025	25,000	27,725

Texas A&M University, Financing System Series E, Rev., 5.00%, 5/15/2030	155,000	181,276

Texas Public Finance Authority, Midwestern State University Series 2016A, Rev., 5.00%, 12/1/2025	100,000	112,773

Texas Tech University System Series 2017A, Rev., 5.00%, 2/15/2024	35,000	37,544

Texas Water Development Board, State Revolving Fund Rev., 5.00%, 8/1/2027	150,000	177,283

Texas Water Development Board, Water Implementation Fund

Series 2017A, Rev., 5.00%, 4/15/2028	40,000	47,643

Series 2018A, Rev., 5.00%, 10/15/2028	235,000	281,664

Trinity River Authority, Central Regional Wastewater System Rev., 5.00%, 8/1/2034	145,000	170,466

Trinity River Authority, Water Project Rev., 5.00%, 2/1/2026	60,000	68,016

Uptown Development Authority, Tax Increment Contract Rev., 4.00%, 9/1/2032	400,000	448,910

Total Texas		5,840,432

Utah — 3.6%

City of Park City, Sales Tax Rev., 5.00%, 6/15/2022	30,000	30,378

City of South Jordan, Sales Tax Rev., 5.00%, 8/15/2029	45,000	55,576

County of Summit, Sales Tax Rev., 5.00%, 12/15/2023	70,000	74,849

Jordan Valley Water Conservancy District Series 2019A, Rev., 5.00%, 10/1/2029	25,000	28,844

Military Installation Development Authority, Tax Allocation and Hotel Tax Series 2021A-1, Rev., 4.00%, 6/1/2041	125,000	119,022

Snyderville Basin Special Recreation District GO, 4.00%, 12/15/2025	100,000	109,765

University of Utah (The)

Series B, Rev., 5.00%, 8/1/2023 (d)	25,000	26,384

Series 2020A, Rev., 5.00%, 8/1/2031	830,000	1,038,912

Utah Charter School Finance Authority, Summit Academy Incorporated Series A, Rev., 5.00%, 4/15/2030	110,000	129,977

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Utah — continued

Utah Charter School Finance Authority, The Freedom Academy Foundation, St. George Campus Project Series 2021A, Rev., 5.00%, 6/15/2041 (c)	150,000	164,457

Utah Transit Authority, Sales Tax Series A, Rev., BHAC-CR, MBIA, 5.00%, 6/15/2035	295,000	381,770

Wasatch County Municipal Building Authority

Rev., 4.00%, 12/1/2024	285,000	304,284

Rev., 4.00%, 12/1/2025	500,000	543,797

Rev., 4.00%, 12/1/2026	260,000	287,882

Rev., 4.00%, 12/1/2027	270,000	303,587

Total Utah		3,599,484

Virginia — 2.5%

City of Norfolk Series 2021A, GO, 5.00%, 3/1/2034	1,000,000	1,270,152

City of Richmond, Public Improvement Series B, GO, 5.00%, 7/15/2027	175,000	207,308

Commonwealth of Virginia Series 2018A, GO, 5.00%, 6/1/2030	25,000	30,309

County of Fairfax, Public Improvement Series 2022A, GO, 4.00%, 10/1/2031	100,000	120,328

County of Spotsylvania, Public Improvement GO, 5.00%, 7/15/2029	85,000	103,052

Roanoke Economic Development Authority, Carilion Clinic Obligated Group Series 2010D, Rev., 5.00%, 7/1/2030 (b)	200,000	245,231

Virginia College Building Authority, Educational Facilities, 21st Century College and Equipment Programs Series 2017B, Rev., 5.00%, 2/1/2024	75,000	80,391

Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program Series 2014A, Rev., 5.00%, 9/1/2024 (d)	100,000	109,290

Virginia Commonwealth Transportation Board, Capital Projects Rev., 5.00%, 5/15/2023	35,000	36,710

Virginia Public Building Authority, Public Facilities Series A, Rev., 5.00%, 8/1/2022	25,000	25,445

Virginia Resources Authority, Infrastructure Pooled Financing Program Series 2013-C, Rev., 5.00%, 11/1/2023	35,000	37,252

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	145

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Virginia — continued

Virginia Small Business Financing Authority, Senior Lien Rev., AMT, 4.00%, 7/1/2032 (e)	250,000	273,556

Total Virginia		2,539,024

Washington — 3.4%

Benton County School District No. 17 Kennewick, Unlimited Tax GO, 5.00%, 12/1/2024	45,000	49,572

Central Puget Sound Regional Transit Authority, Sales and Use Tax Series 2015S-1, Rev., 5.00%, 11/1/2024	30,000	32,939

City of Bonney Lake, Water & Sewer System Rev., 4.00%, 12/1/2030	10,000	10,924

City of Richland, Waterworks Utility Rev., 4.00%, 11/1/2022	10,000	10,217

City of Seattle, Drainage and Wastewater System Improvement Rev., 4.00%, 4/1/2026	20,000	22,068

City of Seattle, Water System Rev., 5.00%, 8/1/2024	35,000	38,108

City of University Place, Limited Tax GO, 5.00%, 12/1/2026	85,000	97,597

Clark County School District No. 101 La Center, Unlimited Tax GO, 5.00%, 12/1/2029	50,000	60,215

County of King, Limited Tax

Series A, GO, 5.00%, 7/1/2025	50,000	55,177

Series B, GO, 5.00%, 12/1/2025	20,000	21,334

County of Snohomish, Limited Tax GO, 5.00%, 12/1/2025	10,000	11,156

Energy Northwest, Bonneville Power Administrator Series 2016-A, Rev., 5.00%, 7/1/2028	25,000	28,623

Energy Northwest, Project 1 Series 2017A, Rev., 5.00%, 7/1/2028	55,000	64,722

Franklin County School District No. 1 Pasco, Unlimited Tax GO, 5.00%, 12/1/2030	175,000	207,571

King County Public Hospital District No. 2, Evergreen Healthcare, Limited Tax GO, 5.00%, 12/1/2024 (d)	105,000	115,339

King County School District No. 403 Renton GO, 5.00%, 12/1/2022	100,000	101,051

King County School District No. 405 Bellevue, Unlimited Tax GO, 5.00%, 12/1/2026	20,000	23,303

King County School District No. 411 Issaquah, Unlimited Tax GO, 5.00%, 12/1/2024	35,000	38,546

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Washington — continued

Mason County School District No. 309 Shelton, Unlimited Tax GO, 5.00%, 12/1/2029	45,000	52,976

Pend Oreille County, Public Utility District No. 1, Box Canyon Production System Rev., 5.00%, 1/1/2027	65,000	74,202

Pierce County School District No. 3 Puyallup, Unlimited Tax

Series 2012A, GO, 4.00%, 12/1/2022	25,000	25,605

GO, 5.00%, 12/1/2031	305,000	355,702

Pierce County School District No. 416 White River, Unlimited Tax GO, 5.00%, 12/1/2025	50,000	56,680

Snohomish County School District No. 15 Edmonds, Unlimited Tax

GO, 5.00%, 12/1/2025	25,000	28,340

GO, 5.00%, 12/1/2027	25,000	28,300

Snohomish County School District No. 4 Lake Stevens, Unlimited Tax GO, 5.00%, 12/1/2024	25,000	27,519

Spokane County School District No. 354 Mead, Unlimited Tax GO, 5.00%, 12/1/2024	20,000	22,015

State of Washington, Motor Vehicle Fuel Tax Series 2016C, GO, 5.00%, 7/1/2026	100,000	113,586

State of Washington, State and Local Agency Real and Personal Property Series 2015-C, COP, 5.00%, 1/1/2029	55,000	61,815

State of Washington, Various Purpose

Series 2015G, GO, 5.00%, 7/1/2026	125,000	137,461

Series 2021A, GO, 5.00%, 8/1/2035	1,000,000	1,239,647

Washington Health Care Facilities Authority, Providence St. Joseph Health Series 2018B, Rev., 5.00%, 10/1/2028	30,000	36,057

Washington Higher Education Facilities Authority, Seattle University Project Rev., 5.00%, 5/1/2023	125,000	130,333

Total Washington		3,378,700

West Virginia — 1.3%

West Virginia Parkways Authority, Senior Lien Turnpike Toll Rev., 5.00%, 6/1/2034	1,000,000	1,263,011

Wisconsin — 3.7%

City of Milwaukee, Promissory Notes Series N4 & B5, GO, 5.00%, 4/1/2023	85,000	88,702

SEE NOTES TO FINANCIAL STATEMENTS.

146	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Wisconsin — continued

Hamilton School District, School Building and Improvement GO, 5.00%, 4/1/2025	60,000	66,745

Public Finance Authority, Acts Retirement Life Communities, Inc., Obligated Group Series 2020A, Rev., 4.00%, 11/15/2037	300,000	334,487

Public Finance Authority, Blue Ridge Healthcare Facilities Series 2020A, Rev., 5.00%, 1/1/2023	300,000	310,076

Public Finance Authority, Entrance Fee Principal Redemption, Searstone CCRC Project Series 2021B2, Rev., 2.25%, 6/1/2027	250,000	242,970

Public Finance Authority, Piedmont Community Charter School Rev., 5.00%, 6/15/2039	200,000	228,539

Public Finance Authority, Roseman University of Health Rev., 4.00%, 4/1/2032 (c) (e)	225,000	238,152

Public Finance Authority, Scotland Healthcare System Series 2021A, Rev., 5.00%, 10/1/2027	770,000	896,530

Public Finance Authority, Ultimate Medical Academy Project Series 2019A, Rev., 5.00%, 10/1/2029 (c)	150,000	172,297

State of Wisconsin

Series B, GO, 4.00%, 5/1/2023	40,000	41,402

Series 1, GO, 5.00%, 11/1/2024	40,000	43,919

Series 2, GO, 5.00%, 11/1/2026	50,000	57,301

State of Wisconsin, Clean Water Fund Leveraged Loan Portfolio

Series 1, Rev., 5.00%, 6/1/2023 (d)	25,000	26,237

Rev., 5.00%, 6/1/2024 (d)	65,000	70,403

State of Wisconsin, Environmental Improvement Fund

Series 2018A, Rev., 5.00%, 6/1/2025	35,000	39,117

Series 2018A, Rev., 5.00%, 6/1/2026	20,000	22,946

Village of Pleasant Prairie GO, 4.00%, 8/1/2024	10,000	10,624

Wisconsin Department of Transportation

Series 2, Rev., 5.00%, 7/1/2031	180,000	211,213

Series 2, Rev., 5.00%, 7/1/2032	50,000	58,614

Wisconsin Health and Educational Facilities Authority, Oakwood Lutheran Senior Ministries

Rev., 4.00%, 1/1/2026	175,000	183,742

Rev., 4.00%, 1/1/2027	175,000	184,665

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Wisconsin — continued

Wisconsin Health and Educational Facilities Authority, St. Camillus Health System Series 2019A, Rev., 5.00%, 11/1/2029	150,000	165,348

Total Wisconsin		3,694,029

Total Municipal Bonds (Cost $93,991,312)		93,369,194

	SHARES

Short-Term Investments — 10.7%

Investment Companies — 10.7%

JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.04% (g) (h) (Cost $10,795,128)	10,791,890	10,795,128

Total Investments — 103.5% (Cost $104,786,440)		104,164,322

Liabilities in Excess of Other Assets — (3.5)%		(3,521,774)

NET ASSETS — 100.0%		100,642,548

Percentages indicated are based on net assets.

Abbreviations

AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
BHAC	Insured by Berkshire Hathaway Assurance Corp.
COP	Certificate of Participation
CR	Custodial Receipts
FHA	Federal Housing Administration
GAN	Grant Anticipation Note
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
Rev.	Revenue

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)

   Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 28, 2022.

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Security is prerefunded or escrowed to maturity.
(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	Amount rounds to less than 0.1% of net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	147

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of February 28, 2022.

Futures contracts outstanding as of February 28, 2022:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
U.S. Treasury 10 Year Ultra Note	(15)	06/2022	USD	(2,121,563)	(20,539)

Abbreviations

USD	UnitedStates Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

148	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

JPMorgan Short Duration Core Plus ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — 38.5%

Aerospace & Defense — 0.6%

Boeing Co. (The)

4.88%, 5/1/2025	570,000	605,957

2.20%, 2/4/2026	125,000	121,963

Bombardier, Inc. (Canada) 6.00%, 2/15/2028 (a)	55,000	52,526

BWX Technologies, Inc.

4.13%, 6/30/2028 (a)	45,000	43,650

4.13%, 4/15/2029 (a)	60,000	58,200

Howmet Aerospace, Inc. 5.90%, 2/1/2027	50,000	54,306

Moog, Inc. 4.25%, 12/15/2027 (a)	25,000	24,509

Spirit AeroSystems, Inc. 7.50%, 4/15/2025 (a)	70,000	72,730

TransDigm, Inc. 6.25%, 3/15/2026 (a)	60,000	61,725

Triumph Group, Inc. 8.88%, 6/1/2024 (a)	50,000	53,351

		1,148,917

Airlines — 0.1%

American Airlines, Inc.

5.50%, 4/20/2026 (a)	12,000	12,283

5.75%, 4/20/2029 (a)	54,750	55,972

Delta Air Lines, Inc. 4.75%, 10/20/2028 (a)	70,000	73,005

United Airlines, Inc. 4.38%, 4/15/2026 (a)	53,000	52,864

		194,124

Auto Components — 0.4%

Adient Global Holdings Ltd. 4.88%, 8/15/2026 (a)	200,000	200,250

Allison Transmission, Inc. 5.88%, 6/1/2029 (a)	40,000	41,954

American Axle & Manufacturing, Inc.

6.50%, 4/1/2027 (b)	50,000	51,125

5.00%, 10/1/2029 (b)	30,000	28,449

Clarios Global LP

6.75%, 5/15/2025 (a)	60,000	62,263

6.25%, 5/15/2026 (a)	36,000	37,240

Dana, Inc.

5.38%, 11/15/2027	50,000	51,000

4.50%, 2/15/2032	25,000	23,469

Goodyear Tire & Rubber Co. (The) 5.25%, 4/30/2031	124,000	120,590

Icahn Enterprises LP 5.25%, 5/15/2027	90,000	89,370

		705,710

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Automobiles — 0.9%

BMW US Capital LLC (Germany) 3.90%, 4/9/2025 (a)	150,000	156,882

Ford Motor Co. 9.63%, 4/22/2030	70,000	96,188

Hyundai Capital America

4.13%, 6/8/2023 (a)	150,000	153,062

2.65%, 2/10/2025 (a)	250,000	249,585

1.80%, 10/15/2025 (a)	200,000	193,251

Nissan Motor Acceptance Co. LLC 1.85%, 9/16/2026 (a)	255,000	239,111

Nissan Motor Co. Ltd. (Japan) 3.52%, 9/17/2025 (a)	200,000	202,487

Stellantis Finance US, Inc. 1.71%, 1/29/2027 (a)	210,000	199,732

Volkswagen Group of America Finance LLC (Germany) 3.35%, 5/13/2025 (a)	200,000	204,260

		1,694,558

Banks — 11.0%

ABN AMRO Bank NV (Netherlands) 4.75%, 7/28/2025 (a)	400,000	420,800

AIB Group plc (Ireland) (ICE LIBOR USD 3 Month + 1.87%), 4.26%, 4/10/2025 (a) (c)	645,000	661,663

Australia & New Zealand Banking Group Ltd. (Australia)

4.40%, 5/19/2026 (a)	750,000	794,119

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.29%), 2.95%, 7/22/2030 (a) (c)	200,000	197,997

Banco Continental SAECA (Paraguay) 2.75%, 12/10/2025 (a)	150,000	139,987

Banco Santander SA (Spain)

2.75%, 5/28/2025	400,000	400,455

5.18%, 11/19/2025	200,000	213,043

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (c)	200,000	189,113

Bank of America Corp.

(ICE LIBOR USD 3 Month + 0.94%), 3.86%, 7/23/2024 (c)	200,000	204,520

(ICE LIBOR USD 3 Month + 0.64%), 2.01%, 2/13/2026 (c)	585,000	574,894

(SOFR + 0.96%), 1.73%, 7/22/2027 (c)	230,000	219,549

(SOFR + 1.05%), 2.55%, 2/4/2028 (c)	345,000	339,426

Bank of Ireland Group plc (Ireland) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (a) (c)	245,000	230,436

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	149

JPMorgan Short Duration Core Plus ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Banks — continued

Barclays plc (United Kingdom)

(ICE LIBOR USD 3 Month + 1.61%), 3.93%, 5/7/2025 (c)	600,000	617,035

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.28%, 11/24/2027 (c)	320,000	308,688

BNP Paribas SA (France)

(ICE LIBOR USD 3 Month + 2.24%), 4.70%, 1/10/2025 (a) (c)	1,015,000	1,054,565

4.38%, 9/28/2025 (a)	200,000	208,392

Citigroup, Inc.

(ICE LIBOR USD 3 Month + 0.90%), 3.35%, 4/24/2025 (c)	620,000	632,400

(SOFR + 0.67%), 0.98%, 5/1/2025 (c)	85,000	82,563

(SOFR + 0.69%), 2.01%, 1/25/2026 (c)	455,000	447,836

(SOFR + 2.84%), 3.11%, 4/8/2026 (c)	200,000	202,619

(SOFR + 0.77%), 1.12%, 1/28/2027 (c)	85,000	80,041

Citizens Bank NA 2.25%, 4/28/2025	250,000	249,185

Credit Agricole SA (France)

4.38%, 3/17/2025 (a)	775,000	801,703

(SOFR + 1.68%), 1.91%, 6/16/2026 (a) (c)	250,000	243,279

Danske Bank A/S (Denmark)

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.03%), 1.17%, 12/8/2023 (a) (c)	200,000	198,558

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 0.98%, 9/10/2025 (a) (c)	305,000	293,140

Federation des Caisses Desjardins du Quebec (Canada) 2.05%, 2/10/2025 (a)	200,000	197,266

First-Citizens Bank & Trust Co. 6.13%, 3/9/2028	35,000	40,017

HSBC Holdings plc (United Kingdom)

4.25%, 3/14/2024	371,000	384,329

(ICE LIBOR USD 3 Month + 0.99%), 3.95%, 5/18/2024 (c)	200,000	204,424

(SOFR + 0.53%), 0.73%, 8/17/2024 (c)	270,000	264,117

(ICE LIBOR USD 3 Month + 1.21%), 3.80%, 3/11/2025 (c)	250,000	256,064

(SOFR + 1.54%), 1.64%, 4/18/2026 (c)	200,000	192,801

(SOFR + 1.10%), 2.25%, 11/22/2027 (c)	385,000	371,135

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Banks — continued

ING Groep NV (Netherlands)

(SOFR + 1.01%), 1.73%, 4/1/2027 (c)	200,000	191,130

Lloyds Banking Group plc (United Kingdom)

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.44%, 2/5/2026 (c)	200,000	198,572

4.65%, 3/24/2026	700,000	738,277

Mitsubishi UFJ Financial Group, Inc. (Japan) 2.19%, 2/25/2025	200,000	198,379

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (c)	200,000	189,723

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 2.34%, 1/19/2028 (c)	400,000	390,353

Mizuho Financial Group Cayman 3 Ltd. (Japan) 4.60%, 3/27/2024 (a)	690,000	718,074

Mizuho Financial Group, Inc. (Japan)

(SOFR + 1.25%), 1.24%, 7/10/2024 (c)	200,000	197,682

(SOFR + 1.24%), 2.84%, 7/16/2025 (c)	200,000	201,847

4.35%, 10/20/2025 (a)	200,000	209,313

NatWest Group plc (United Kingdom)

(ICE LIBOR USD 3 Month + 1.48%), 3.50%, 5/15/2023 (c)	200,000	200,676

(ICE LIBOR USD 3 Month + 1.55%), 4.52%, 6/25/2024 (c)	200,000	206,039

4.80%, 4/5/2026	500,000	536,079

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.64%, 6/14/2027 (c)	210,000	199,496

Santander UK Group Holdings plc (United Kingdom)

(ICE LIBOR USD 3 Month + 1.08%), 3.37%, 1/5/2024 (c)	200,000	202,369

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (c)	955,000	910,640

Societe Generale SA (France)

3.88%, 3/28/2024 (a)	200,000	205,072

4.25%, 4/14/2025 (a)	770,000	788,474

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.23%, 1/21/2026 (a) (c)	365,000	356,522

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (a) (c)	200,000	186,946

SEE NOTES TO FINANCIAL STATEMENTS.

150	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Banks — continued

Standard Chartered plc (United Kingdom)

5.20%, 1/26/2024 (a)	350,000	364,458

(ICE LIBOR USD 3 Month + 1.08%), 3.89%, 3/15/2024 (a) (c)	200,000	203,312

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 0.99%, 1/12/2025 (a) (c)	250,000	242,404

(ICE LIBOR USD 3 Month + 1.21%), 2.82%, 1/30/2026 (a) (c)	200,000	198,887

Sumitomo Mitsui Financial Group, Inc. (Japan)

4.44%, 4/2/2024 (a)	400,000	416,289

2.35%, 1/15/2025	200,000	199,284

Sumitomo Mitsui Trust Bank Ltd. (Japan) 0.85%, 3/25/2024 (a)	200,000	194,850

UniCredit SpA (Italy)

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (c)	200,000	186,546

Wells Fargo & Co.

(ICE LIBOR USD 3 Month + 0.75%), 2.16%, 2/11/2026 (c)	150,000	148,174

Westpac Banking Corp. (Australia)

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.35%), 2.89%, 2/4/2030 (c)	150,000	148,187

		21,244,213

Beverages — 0.2%

Central American Bottling Corp. (Guatemala) 5.25%, 4/27/2029 (a)	140,000	141,792

Constellation Brands, Inc. 4.25%, 5/1/2023	150,000	154,160

Keurig Dr Pepper, Inc. 0.75%, 3/15/2024	85,000	82,889

		378,841

Biotechnology — 0.1%

Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	80,000	71,561

Grifols Escrow Issuer SA (Spain) 4.75%, 10/15/2028 (a)	200,000	189,000

		260,561

Building Products — 0.2%

Builders FirstSource, Inc.

6.75%, 6/1/2027 (a)	21,000	21,825

4.25%, 2/1/2032 (a)	35,000	33,597

Griffon Corp. 5.75%, 3/1/2028	75,000	74,710

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Building Products — continued

PGT Innovations, Inc. 4.38%, 10/1/2029 (a)	55,000	51,690

Standard Industries, Inc. 4.75%, 1/15/2028 (a)	200,000	196,250

Summit Materials LLC 5.25%, 1/15/2029 (a)	35,000	35,131

		413,203

Capital Markets — 3.4%

Coinbase Global, Inc.

3.38%, 10/1/2028 (a)	8,000	7,289

3.63%, 10/1/2031 (a)	8,000	7,046

Credit Suisse Group AG (Switzerland)

3.80%, 6/9/2023	380,000	388,381

(SOFR + 1.56%), 2.59%, 9/11/2025 (a) (c)	250,000	248,757

(SOFR + 2.04%), 2.19%, 6/5/2026 (a) (c)	250,000	242,811

Deutsche Bank AG (Germany)

(SOFR + 2.16%), 2.22%, 9/18/2024 (c)	150,000	149,644

1.69%, 3/19/2026	150,000	144,775

(SOFR + 1.22%), 2.31%, 11/16/2027 (c)	320,000	305,773

Goldman Sachs Group, Inc. (The)

Series VAR, (SOFR + 0.54%), 0.63%, 11/17/2023 (c)	500,000	495,880

(SOFR + 0.57%), 0.67%, 3/8/2024 (c)	200,000	197,391

3.50%, 1/23/2025	200,000	205,531

(SOFR + 0.73%), 1.76%, 1/24/2025 (c)	500,000	494,380

3.50%, 4/1/2025	100,000	102,789

(SOFR + 0.91%), 1.95%, 10/21/2027 (c)	423,000	405,297

(SOFR + 1.11%), 2.64%, 2/24/2028 (c)	390,000	384,304

Macquarie Bank Ltd. (Australia) 2.30%, 1/22/2025 (a)	150,000	150,174

Macquarie Group Ltd. (Australia)

(ICE LIBOR USD 3 Month + 1.02%), 3.19%, 11/28/2023 (a) (c)	500,000	504,597

(SOFR + 0.91%), 1.63%, 9/23/2027 (a) (c)	140,000	132,605

Morgan Stanley

(SOFR + 0.62%), 0.73%, 4/5/2024 (c)	160,000	157,787

(ICE LIBOR USD 3 Month + 0.85%), 3.74%, 4/24/2024 (c)	200,000	203,730

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	151

JPMorgan Short Duration Core Plus ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Capital Markets — continued

(SOFR + 1.99%), 2.19%, 4/28/2026 (c)	150,000	148,056

(SOFR + 0.86%), 1.51%, 7/20/2027 (c)	335,000	317,365

MSCI, Inc.

4.00%, 11/15/2029 (a)	35,000	35,188

Nomura Holdings, Inc. (Japan)

1.85%, 7/16/2025	200,000	194,663

1.65%, 7/14/2026	200,000	189,758

UBS Group AG (Switzerland)

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 1.01%, 7/30/2024 (a) (c)	400,000	394,295

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.49%, 8/10/2027 (a) (c)	270,000	254,668

		6,462,934

Chemicals — 0.5%

Axalta Coating Systems LLC 4.75%, 6/15/2027 (a)	150,000	150,375

Braskem Netherlands Finance BV (Brazil) 4.50%, 1/31/2030 (d)	200,000	197,375

Celanese US Holdings LLC 1.40%, 8/5/2026	75,000	70,538

Chemours Co. (The)

5.38%, 5/15/2027	30,000	30,108

5.75%, 11/15/2028 (a)	40,000	39,319

Element Solutions, Inc. 3.88%, 9/1/2028 (a)	70,000	66,391

INEOS Quattro Finance 2 plc (United Kingdom) 3.38%, 1/15/2026 (a)	200,000	191,000

NOVA Chemicals Corp. (Canada)

5.00%, 5/1/2025 (a)	35,000	35,359

4.25%, 5/15/2029 (a)	75,000	70,281

Olin Corp. 5.63%, 8/1/2029	30,000	31,281

Rain CII Carbon LLC 7.25%, 4/1/2025 (a)	75,000	75,080

Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029	85,000	82,025

		1,039,132

Commercial Services & Supplies — 0.4%

ACCO Brands Corp. 4.25%, 3/15/2029 (a)	75,000	69,937

Allied Universal Holdco LLC 6.63%, 7/15/2026 (a)	35,000	35,851

Aramark Services, Inc. 5.00%, 2/1/2028 (a)	65,000	65,116

Brink’s Co. (The) 4.63%, 10/15/2027 (a)	35,000	34,160

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Commercial Services & Supplies — continued

Garda World Security Corp. (Canada) 4.63%, 2/15/2027 (a)	60,000	58,125

GFL Environmental, Inc. (Canada)

3.75%, 8/1/2025 (a)	55,000	54,450

4.00%, 8/1/2028 (a)	45,000	41,802

3.50%, 9/1/2028 (a)	25,000	23,865

Madison IAQ LLC 4.13%, 6/30/2028 (a)	140,000	132,438

Nielsen Finance LLC 5.63%, 10/1/2028 (a)	95,000	91,804

Prime Security Services Borrower LLC

5.75%, 4/15/2026 (a)	135,000	138,722

3.38%, 8/31/2027 (a)	45,000	41,622

Stericycle, Inc. 3.88%, 1/15/2029 (a)	60,000	55,875

		843,767

Communications Equipment — 0.1%

CommScope, Inc.

6.00%, 3/1/2026 (a)	65,000	66,529

4.75%, 9/1/2029 (a)	105,000	97,912

Plantronics, Inc. 4.75%, 3/1/2029 (a) (b)	35,000	30,975

		195,416

Construction & Engineering — 0.1%

Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	50,000	48,125

Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	60,000	59,250

MasTec, Inc. 4.50%, 8/15/2028 (a)	85,000	86,179

Weekley Homes LLC 4.88%, 9/15/2028 (a)	65,000	61,829

		255,383

Consumer Finance — 2.5%

AerCap Ireland Capital DAC (Ireland)

4.88%, 1/16/2024	450,000	467,046

2.88%, 8/14/2024	200,000	200,160

2.45%, 10/29/2026	490,000	472,741

Avolon Holdings Funding Ltd. (Ireland)

5.25%, 5/15/2024 (a)	450,000	470,228

5.50%, 1/15/2026 (a)	125,000	133,077

Capital One Financial Corp.

(SOFR + 0.69%), 1.34%, 12/6/2024 (c)	270,000	265,935

3.20%, 2/5/2025	150,000	153,122

(SOFR + 0.86%), 1.88%, 11/2/2027 (c)	330,000	316,214

Ford Motor Credit Co. LLC

4.27%, 1/9/2027	425,000	428,187

5.11%, 5/3/2029	200,000	210,838

SEE NOTES TO FINANCIAL STATEMENTS.

152	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Consumer Finance — continued

General Motors Financial Co., Inc.

1.05%, 3/8/2024	75,000	73,078

3.95%, 4/13/2024	400,000	411,213

4.00%, 1/15/2025	150,000	155,242

4.30%, 7/13/2025	370,000	385,477

Navient Corp. 7.25%, 9/25/2023	21,000	22,029

OneMain Finance Corp.

7.13%, 3/15/2026	75,000	81,300

6.63%, 1/15/2028	25,000	26,710

5.38%, 11/15/2029	25,000	25,147

Park Aerospace Holdings Ltd. (Ireland)

4.50%, 3/15/2023 (a)	350,000	357,279

5.50%, 2/15/2024 (a)	150,000	157,066

		4,812,089

Containers & Packaging — 0.4%

Ardagh Packaging Finance plc 4.13%, 8/15/2026 (a)	200,000	193,500

Ball Corp. 4.88%, 3/15/2026	35,000	36,625

Graphic Packaging International LLC 1.51%, 4/15/2026 (a)	70,000	67,018

Greif, Inc. 6.50%, 3/1/2027 (a)	60,000	61,950

LABL, Inc. 6.75%, 7/15/2026 (a)	110,000	110,275

Mauser Packaging Solutions Holding Co. 5.50%, 4/15/2024 (a)	110,000	109,450

Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	70,000	72,625

Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (a)	55,000	51,003

Sealed Air Corp. 4.00%, 12/1/2027 (a)	30,000	29,700

		732,146

Diversified Consumer Services — 0.0% (e)

Service Corp. International 5.13%, 6/1/2029	45,000	46,125

Diversified Financial Services — 0.3%

Element Fleet Management Corp. (Canada)

1.60%, 4/6/2024 (a)	145,000	142,561

3.85%, 6/15/2025 (a)	200,000	206,646

Sabre GLBL, Inc. 9.25%, 4/15/2025 (a)	50,000	56,388

Tunisian Republic (Tunisia)

5.75%, 1/30/2025 (d)	200,000	146,500

		552,095

Diversified Telecommunication Services — 1.1%

Altice France Holding SA (Luxembourg) 6.00%, 2/15/2028 (a)	200,000	177,148

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Diversified Telecommunication Services — continued

Altice France SA (France) 5.13%, 7/15/2029 (a)	200,000	181,000

CCO Holdings LLC

5.00%, 2/1/2028 (a)	245,000	246,493

4.75%, 3/1/2030 (a)	285,000	279,866

4.75%, 2/1/2032 (a)	15,000	14,588

4.50%, 5/1/2032	240,000	228,000

Frontier Communications Holdings LLC 5.88%, 10/15/2027 (a)	85,000	86,202

Level 3 Financing, Inc. 4.63%, 9/15/2027 (a)	70,000	67,550

Lumen Technologies, Inc.

5.13%, 12/15/2026 (a)	85,000	79,081

4.00%, 2/15/2027 (a)	260,000	247,408

NBN Co. Ltd. (Australia) 1.45%, 5/5/2026 (a)	200,000	190,666

Sprint Capital Corp. 8.75%, 3/15/2032	75,000	104,062

Switch Ltd. 4.13%, 6/15/2029 (a)	55,000	52,731

Telecom Italia Capital SA (Italy) 6.38%, 11/15/2033	35,000	34,125

Zayo Group Holdings, Inc. 4.00%, 3/1/2027 (a)	45,000	42,781

		2,031,701

Electric Utilities — 1.6%

Enel Finance International NV (Italy) 1.38%, 7/12/2026 (a)	200,000	188,935

Eskom Holdings SOC Ltd. (South Africa) 6.75%, 8/6/2023 (d)	200,000	199,000

Fells Point Funding Trust 3.05%, 1/31/2027 (a)	535,000	530,179

ITC Holdings Corp. 3.65%, 6/15/2024	745,000	764,547

NextEra Energy Capital Holdings, Inc. 0.65%, 3/1/2023	115,000	113,893

NRG Energy, Inc.

3.75%, 6/15/2024 (a)	200,000	203,917

6.63%, 1/15/2027	34,000	35,139

3.38%, 2/15/2029 (a)	50,000	46,435

5.25%, 6/15/2029 (a)	75,000	76,500

Pacific Gas and Electric Co. 1.37%, 3/10/2023	130,000	128,640

PG&E Corp. 5.00%, 7/1/2028	93,000	92,070

Southern California Edison Co.

1.10%, 4/1/2024	150,000	146,724

Vistra Operations Co. LLC

3.55%, 7/15/2024 (a)	350,000	354,513

5.50%, 9/1/2026 (a)	45,000	45,784

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	153

JPMorgan Short Duration Core Plus ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Electric Utilities — continued

5.00%, 7/31/2027 (a)	70,000	70,520

4.38%, 5/1/2029 (a)	29,000	28,102

		3,024,898

Electrical Equipment — 0.0% (e)

EnerSys 4.38%, 12/15/2027 (a)	25,000	24,750

Electronic Equipment, Instruments & Components — 0.0% (e)

CDW LLC 4.25%, 4/1/2028	35,000	34,475

Sensata Technologies, Inc. 4.38%, 2/15/2030 (a)	40,000	38,900

		73,375

Energy Equipment & Services — 0.0% (e)

Oceaneering International, Inc. 4.65%, 11/15/2024	70,000	68,889

Entertainment — 0.2%

Cinemark USA, Inc.

5.88%, 3/15/2026 (a)	35,000	34,475

5.25%, 7/15/2028 (a)	30,000	28,614

Live Nation Entertainment, Inc. 4.75%, 10/15/2027 (a)	95,000	93,339

Netflix, Inc. 4.88%, 6/15/2030 (a)	195,000	212,633

WMG Acquisition Corp. 3.88%, 7/15/2030 (a)	60,000	57,600

		426,661

Equity Real Estate Investment Trusts (REITs) — 0.5%

American Tower Corp. 2.40%, 3/15/2025	150,000	149,507

Corporate Office Properties LP 2.00%, 1/15/2029	140,000	129,609

Iron Mountain, Inc. 4.88%, 9/15/2027 (a)	110,000	110,134

MGM Growth Properties Operating Partnership LP 5.63%, 5/1/2024	50,000	51,908

Office Properties Income Trust

2.65%, 6/15/2026	150,000	142,701

2.40%, 2/1/2027	200,000	185,145

RHP Hotel Properties LP 4.75%, 10/15/2027	75,000	73,313

SBA Communications Corp. 3.13%, 2/1/2029	45,000	41,796

VICI Properties LP 3.50%, 2/15/2025 (a)	65,000	65,152

		949,265

Food & Staples Retailing — 0.2%

Albertsons Cos., Inc.

4.63%, 1/15/2027 (a)	240,000	241,053

3.50%, 3/15/2029 (a)	65,000	60,450

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Food & Staples Retailing — continued

Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	50,000	50,875

Rite Aid Corp. 8.00%, 11/15/2026 (a)	95,000	90,434

		442,812

Food Products — 0.2%

Lamb Weston Holdings, Inc. 4.88%, 5/15/2028 (a)	105,000	107,888

Post Holdings, Inc.

5.63%, 1/15/2028 (a)	115,000	115,431

4.63%, 4/15/2030 (a)	35,000	32,951

Viterra Finance BV (Netherlands) 2.00%, 4/21/2026 (a)	200,000	193,409

		449,679

Gas Utilities — 0.2%

AmeriGas Partners LP 5.88%, 8/20/2026	55,000	56,136

CenterPoint Energy Resources Corp. 0.70%, 3/2/2023	250,000	247,389

		303,525

Health Care Equipment & Supplies — 0.4%

Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	60,000	60,900

Hologic, Inc. 3.25%, 2/15/2029 (a)	85,000	80,538

Mozart Debt Merger Sub, Inc.

3.88%, 4/1/2029 (a)	65,000	61,674

5.25%, 10/1/2029 (a)	30,000	28,650

Teleflex, Inc. 4.25%, 6/1/2028 (a)	60,000	59,250

Zimmer Biomet Holdings, Inc. 1.45%, 11/22/2024	385,000	376,168

		667,180

Health Care Providers & Services — 1.0%

Acadia Healthcare Co., Inc. 5.50%, 7/1/2028 (a)	65,000	65,163

AdaptHealth LLC 4.63%, 8/1/2029 (a)	60,000	54,129

Centene Corp. 4.63%, 12/15/2029	265,000	272,950

Community Health Systems, Inc.

5.63%, 3/15/2027 (a)	25,000	25,205

6.00%, 1/15/2029 (a)	75,000	75,094

4.75%, 2/15/2031 (a)	85,000	80,006

CVS Health Corp. 4.10%, 3/25/2025	150,000	157,081

DaVita, Inc. 4.63%, 6/1/2030 (a)	115,000	110,256

Encompass Health Corp. 4.75%, 2/1/2030	135,000	128,912

HCA, Inc.

5.38%, 9/1/2026	175,000	188,299

5.63%, 9/1/2028	255,000	282,545

SEE NOTES TO FINANCIAL STATEMENTS.

154	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Health Care Providers & Services — continued

Highmark, Inc. 1.45%, 5/10/2026 (a)	130,000	124,570

Tenet Healthcare Corp.

5.13%, 11/1/2027 (a)	155,000	157,991

4.25%, 6/1/2029 (a)	175,000	168,910

		1,891,111

Health Care Technology — 0.1%

IQVIA, Inc. 5.00%, 5/15/2027 (a)	200,000	204,586

Hotels, Restaurants & Leisure — 0.9%

1011778 BC ULC (Canada) 3.88%, 1/15/2028 (a)	100,000	97,250

Boyd Gaming Corp. 8.63%, 6/1/2025 (a)	13,000	13,682

Boyne USA, Inc. 4.75%, 5/15/2029 (a)	40,000	39,300

Caesars Entertainment, Inc. 6.25%, 7/1/2025 (a)	60,000	62,214

Caesars Resort Collection LLC 5.75%, 7/1/2025 (a)	45,000	46,145

Carnival Corp. 9.88%, 8/1/2027 (a)	100,000	112,250

Cedar Fair LP

5.50%, 5/1/2025 (a)	30,000	30,836

5.38%, 4/15/2027	30,000	30,225

Gohl Capital Ltd. (Malaysia) 4.25%, 1/24/2027 (d)	200,000	195,663

Hilton Domestic Operating Co., Inc. 4.88%, 1/15/2030	80,000	82,299

Hilton Worldwide Finance LLC 4.88%, 4/1/2027	50,000	51,063

International Game Technology plc 6.25%, 1/15/2027 (a)	200,000	212,000

Marriott Ownership Resorts, Inc. 4.50%, 6/15/2029 (a)	55,000	52,112

MGM Resorts International 5.50%, 4/15/2027	110,000	113,514

Royal Caribbean Cruises Ltd. 9.13%, 6/15/2023 (a)	120,000	125,482

Scientific Games International, Inc. 5.00%, 10/15/2025 (a)	45,000	45,450

Six Flags Entertainment Corp. 4.88%, 7/31/2024 (a)	55,000	54,957

Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	50,000	52,222

Station Casinos LLC 4.50%, 2/15/2028 (a)	55,000	52,869

Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	35,000	36,050

Wynn Resorts Finance LLC 7.75%, 4/15/2025 (a)	90,000	93,951

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Hotels, Restaurants & Leisure — continued

Yum! Brands, Inc.

7.75%, 4/1/2025 (a)	30,000	31,258

4.75%, 1/15/2030 (a)	30,000	30,450

4.63%, 1/31/2032	8,000	7,840

		1,669,082

Household Durables — 0.3%

CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	60,000	61,950

Lennar Corp. 4.75%, 5/30/2025	150,000	158,623

Newell Brands, Inc. 4.70%, 4/1/2026 (f)	40,000	41,407

PulteGroup, Inc. 5.50%, 3/1/2026	150,000	165,353

Tempur Sealy International, Inc. 4.00%, 4/15/2029 (a)	60,000	56,545

		483,878

Household Products — 0.1%

Central Garden & Pet Co.

4.13%, 10/15/2030	35,000	33,243

4.13%, 4/30/2031 (a)	35,000	32,725

Energizer Holdings, Inc.

4.75%, 6/15/2028 (a)	45,000	42,525

4.38%, 3/31/2029 (a)	50,000	45,062

Spectrum Brands, Inc. 5.00%, 10/1/2029 (a)	100,000	98,750

		252,305

Independent Power and Renewable Electricity Producers — 0.1%

Calpine Corp. 4.50%, 2/15/2028 (a)	95,000	92,709

Insurance — 0.6%

Athene Global Funding

0.95%, 1/8/2024 (a)	259,000	253,127

0.91%, 8/19/2024 (a)	295,000	285,844

2.50%, 1/14/2025 (a)	308,000	307,469

Equitable Financial Life Global Funding 0.80%, 8/12/2024 (a)	230,000	221,559

Jackson National Life Global Funding 3.88%, 6/11/2025 (a)	150,000	157,276

		1,225,275

IT Services — 0.4%

Arches Buyer, Inc. 4.25%, 6/1/2028 (a)	55,000	52,085

Black Knight InfoServ LLC 3.63%, 9/1/2028 (a)	65,000	61,531

Block, Inc.

2.75%, 6/1/2026 (a)	17,000	16,490

3.50%, 6/1/2031 (a)	42,000	39,440

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	155

JPMorgan Short Duration Core Plus ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

IT Services — continued

Booz Allen Hamilton, Inc.

3.88%, 9/1/2028 (a)	35,000	34,259

Gartner, Inc.

3.63%, 6/15/2029 (a)	85,000	82,470

3.75%, 10/1/2030 (a)	30,000	29,184

Global Payments, Inc. 1.20%, 3/1/2026	415,000	391,712

Presidio Holdings, Inc. 4.88%, 2/1/2027 (a)	50,000	49,875

		757,046

Leisure Products — 0.1%

Mattel, Inc.

3.38%, 4/1/2026 (a)	64,000	63,558

3.75%, 4/1/2029 (a)	30,000	30,030

Vista Outdoor, Inc. 4.50%, 3/15/2029 (a)	65,000	60,938

		154,526

Life Sciences Tools & Services — 0.0% (e)

Charles River Laboratories International, Inc. 3.75%, 3/15/2029 (a)	40,000	38,448

Machinery — 0.1%

Colfax Corp. 6.38%, 2/15/2026 (a)	85,000	87,337

Media — 1.0%

Clear Channel Outdoor Holdings, Inc 5.13%, 8/15/2027 (a)	65,000	64,942

Clear Channel Outdoor Holdings, Inc. 7.75%, 4/15/2028 (a)	30,000	31,350

CSC Holdings LLC 6.50%, 2/1/2029 (a)	200,000	202,500

Directv Financing LLC 5.88%, 8/15/2027 (a)	55,000	54,981

DISH DBS Corp.

5.88%, 11/15/2024	50,000	50,000

7.75%, 7/1/2026	310,000	313,934

5.25%, 12/1/2026 (a)	110,000	107,834

Gray Escrow II, Inc. 5.38%, 11/15/2031 (a)	100,000	96,266

iHeartCommunications, Inc.

8.38%, 5/1/2027	25,000	26,042

5.25%, 8/15/2027 (a)	110,000	109,565

Lamar Media Corp. 4.00%, 2/15/2030	60,000	57,751

Midas OpCo Holdings LLC 5.63%, 8/15/2029 (a)	75,000	73,500

News Corp. 3.88%, 5/15/2029 (a)	74,000	70,855

Nexstar Media, Inc. 5.63%, 7/15/2027 (a)	110,000	112,475

Outfront Media Capital LLC

6.25%, 6/15/2025 (a)	22,000	22,853

5.00%, 8/15/2027 (a)	55,000	54,505

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Media — continued

Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	40,000	37,486

Sinclair Television Group, Inc. 4.13%, 12/1/2030 (a)	65,000	58,195

Sirius XM Radio, Inc.

5.00%, 8/1/2027 (a)	55,000	55,744

5.50%, 7/1/2029 (a)	210,000	214,725

TEGNA, Inc. 5.00%, 9/15/2029	90,000	89,752

Univision Communications, Inc. 4.50%, 5/1/2029 (a)	59,000	56,474

Videotron Ltd. (Canada) 5.13%, 4/15/2027 (a)	45,000	45,788

		2,007,517

Metals & Mining — 0.5%

Alcoa Nederland Holding BV 6.13%, 5/15/2028 (a)	200,000	210,500

Allegheny Technologies, Inc. 5.88%, 12/1/2027	75,000	76,538

Arconic Corp. 6.13%, 2/15/2028 (a)	85,000	86,913

Carpenter Technology Corp. 6.38%, 7/15/2028	75,000	75,656

Cleveland-Cliffs, Inc.

6.75%, 3/15/2026 (a)	70,000	73,776

4.63%, 3/1/2029 (a)	20,000	19,300

FMG Resources August 2006 Pty. Ltd. (Australia) 4.50%, 9/15/2027 (a)	70,000	70,197

Freeport-McMoRan, Inc.

4.38%, 8/1/2028	80,000	81,000

4.63%, 8/1/2030	100,000	103,234

Glencore Funding LLC (Australia) 1.63%, 9/1/2025 (a)	90,000	86,807

Kaiser Aluminum Corp. 4.63%, 3/1/2028 (a)	30,000	28,328

Novelis Corp. 4.75%, 1/30/2030 (a)	85,000	83,174

		995,423

Multiline Retail — 0.0% (e)

Nordstrom, Inc. 2.30%, 4/8/2024	20,000	19,250

Multi-Utilities — 0.0% (e)

Puget Energy, Inc. 2.38%, 6/15/2028	50,000	47,535

Oil, Gas & Consumable Fuels — 2.8%

Antero Midstream Partners LP

7.88%, 5/15/2026 (a)	20,000	21,500

5.38%, 6/15/2029 (a)	30,000	30,150

Antero Resources Corp.

7.63%, 2/1/2029 (a)	29,000	31,393

5.38%, 3/1/2030 (a)	65,000	66,219

SEE NOTES TO FINANCIAL STATEMENTS.

156	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Oil, Gas & Consumable Fuels — continued

Apache Corp. 4.88%, 11/15/2027	120,000	123,300

APT Pipelines Ltd. (Australia) 4.20%, 3/23/2025 (a)	350,000	364,131

Baytex Energy Corp. (Canada) 5.63%, 6/1/2024 (a)	45,000	44,887

Buckeye Partners LP 4.13%, 12/1/2027	90,000	85,005

Cheniere Corpus Christi Holdings LLC 5.13%, 6/30/2027	150,000	163,571

Cheniere Energy Partners LP

4.50%, 10/1/2029	100,000	101,920

3.25%, 1/31/2032 (a)	53,000	49,820

Chesapeake Energy Corp. 6.75%, 4/15/2029 (a)	80,000	84,576

CNX Resources Corp.

7.25%, 3/14/2027 (a)	40,000	42,254

6.00%, 1/15/2029 (a)	60,000	61,272

Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	65,000	66,141

Crestwood Midstream Partners LP

5.63%, 5/1/2027 (a)	55,000	54,588

8.00%, 4/1/2029 (a)	40,000	42,559

DCP Midstream Operating LP 5.63%, 7/15/2027	85,000	91,290

DT Midstream, Inc. 4.13%, 6/15/2029 (a)	95,000	91,675

Ecopetrol SA (Colombia) 5.38%, 6/26/2026	150,000	153,274

Energean Israel Finance Ltd. (Israel)

4.50%, 3/30/2024 (d)	12,000	11,610

4.88%, 3/30/2026 (d)	10,000	9,500

Energy Transfer LP 4.05%, 3/15/2025	105,000	108,690

EnLink Midstream Partners LP 4.15%, 6/1/2025	95,000	95,119

EQM Midstream Partners LP

4.00%, 8/1/2024	30,000	29,400

6.00%, 7/1/2025 (a)	40,000	40,800

6.50%, 7/1/2027 (a)	50,000	52,294

EQT Corp. 3.90%, 10/1/2027	105,000	106,123

Genesis Energy LP 6.25%, 5/15/2026	70,000	67,200

Gray Oak Pipeline LLC 2.60%, 10/15/2025 (a)	475,000	469,682

Greenko Dutch BV (India) 3.85%, 3/29/2026 (a)	197,000	191,090

Gulfport Energy Corp. 8.00%, 5/17/2026 (a)	55,000	58,162

Hess Midstream Operations LP 5.63%, 2/15/2026 (a)	70,000	71,750

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Oil, Gas & Consumable Fuels — continued

Leviathan Bond Ltd. (Israel) 6.13%, 6/30/2025 (d)	50,000	50,681

Lundin Energy Finance BV (Netherlands) 2.00%, 7/15/2026 (a)	200,000	193,125

MEG Energy Corp. (Canada) 7.13%, 2/1/2027 (a)	50,000	52,157

MPLX LP 4.88%, 12/1/2024	150,000	158,946

NGL Energy Operating LLC 7.50%, 2/1/2026 (a)	30,000	30,124

NuStar Logistics LP 5.63%, 4/28/2027	60,000	60,054

Occidental Petroleum Corp.

8.00%, 7/15/2025	110,000	124,456

5.88%, 9/1/2025	45,000	48,263

6.13%, 1/1/2031	180,000	204,678

Oil and Gas Holding Co. BSCC (The) (Bahrain) 7.63%, 11/7/2024 (d)	200,000	209,000

Petroleos Mexicanos (Mexico)

4.25%, 1/15/2025	100,000	99,850

4.50%, 1/23/2026	100,000	98,240

6.88%, 8/4/2026	30,000	31,663

6.49%, 1/23/2027	200,000	205,300

Range Resources Corp.

4.88%, 5/15/2025	60,000	60,900

4.75%, 2/15/2030 (a)	50,000	48,938

Southwestern Energy Co.

5.38%, 2/1/2029	45,000	46,295

5.38%, 3/15/2030	105,000	108,412

Sunoco LP

6.00%, 4/15/2027	60,000	61,934

5.88%, 3/15/2028	45,000	45,788

Tallgrass Energy Partners LP

7.50%, 10/1/2025 (a)	25,000	26,250

6.00%, 12/31/2030 (a)	85,000	81,869

Targa Resources Partners LP

6.88%, 1/15/2029	150,000	163,262

4.88%, 2/1/2031	60,000	61,679

Trinidad Petroleum Holdings Ltd. (Trinidad and Tobago) 9.75%, 6/15/2026 (a)	25,000	25,630

Western Midstream Operating LP 4.75%, 8/15/2028	55,000	56,925

		5,435,364

Paper & Forest Products — 0.1%

Fibria Overseas Finance Ltd. (Brazil) 5.50%, 1/17/2027	100,000	107,162

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	157

JPMorgan Short Duration Core Plus ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Personal Products — 0.1%

Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	120,000	120,600

Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	60,000	60,075

		180,675

Pharmaceuticals — 0.6%

Bausch Health Americas, Inc.

9.25%, 4/1/2026 (a)	310,000	320,528

8.50%, 1/31/2027 (a)	120,000	121,442

Bausch Health Cos., Inc. 4.88%, 6/1/2028 (a)	285,000	273,763

Jazz Securities DAC 4.38%, 1/15/2029 (a)	200,000	198,092

Organon & Co. 5.13%, 4/30/2031 (a)	200,000	199,654

Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a)	50,000	50,082

		1,163,561

Real Estate Management & Development — 0.1%

Country Garden Holdings Co. Ltd. (China) 3.13%, 10/22/2025 (d)	200,000	140,900

Kennedy-Wilson, Inc. 4.75%, 3/1/2029	75,000	73,252

Realogy Group LLC 5.75%, 1/15/2029 (a)	55,000	54,381

		268,533

Road & Rail — 0.4%

Avis Budget Car Rental LLC

5.75%, 7/15/2027 (a)	45,000	45,361

4.75%, 4/1/2028 (a)	35,000	33,250

Hertz Corp. (The) 4.63%, 12/1/2026 (a)	75,000	71,438

Triton Container International Ltd. (Bermuda)

1.15%, 6/7/2024 (a)	200,000	194,600

2.05%, 4/15/2026 (a)	359,000	347,691

Uber Technologies, Inc. 7.50%, 5/15/2025 (a)	60,000	62,415

XPO Logistics, Inc. 6.25%, 5/1/2025 (a)	50,000	51,856

		806,611

Semiconductors & Semiconductor Equipment — 0.4%

Broadcom Corp. 3.88%, 1/15/2027	150,000	156,180

Marvell Technology, Inc. 1.65%, 4/15/2026	125,000	120,368

Microchip Technology, Inc. 4.25%, 9/1/2025	380,000	389,989

ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	75,000	74,344

		740,881

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Software — 0.2%

CDK Global, Inc. 4.88%, 6/1/2027	35,000	35,842

Clarivate Science Holdings Corp.

3.88%, 7/1/2028 (a)	70,000	66,150

Fair Isaac Corp. 4.00%, 6/15/2028 (a)	35,000	34,344

NCR Corp.

5.13%, 4/15/2029 (a)	9,000	8,899

6.13%, 9/1/2029 (a)	115,000	119,347

Nuance Communications, Inc. 5.63%, 12/15/2026	30,000	30,830

SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	70,000	71,943

		367,355

Specialty Retail — 0.4%

Asbury Automotive Group, Inc. 4.50%, 3/1/2028	65,000	63,884

Bath & Body Works, Inc.

5.25%, 2/1/2028	45,000	46,829

7.50%, 6/15/2029	20,000	21,918

6.75%, 7/1/2036	25,000	27,267

Gap, Inc. (The) 3.63%, 10/1/2029 (a)	95,000	86,023

Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	55,000	53,006

Lithia Motors, Inc.

4.63%, 12/15/2027 (a)	35,000	35,788

4.38%, 1/15/2031 (a)	35,000	35,262

Penske Automotive Group, Inc.

3.50%, 9/1/2025	30,000	29,702

3.75%, 6/15/2029	25,000	23,344

PetSmart, Inc. 4.75%, 2/15/2028 (a)	250,000	249,375

SRS Distribution, Inc. 4.63%, 7/1/2028 (a)	55,000	52,731

Staples, Inc. 7.50%, 4/15/2026 (a)	60,000	59,322

		784,451

Technology Hardware, Storage & Peripherals — 0.0% (e)

Seagate HDD Cayman 4.88%, 6/1/2027	50,000	51,375

Textiles, Apparel & Luxury Goods — 0.0% (e)

William Carter Co. (The) 5.63%, 3/15/2027 (a)	35,000	35,656

Thrifts & Mortgage Finance — 1.3%

BPCE SA (France)

5.70%, 10/22/2023 (a)	400,000	420,034

5.15%, 7/21/2024 (a)	285,000	298,855

2.38%, 1/14/2025 (a)	500,000	494,472

4.50%, 3/15/2025 (a)	200,000	207,653

SEE NOTES TO FINANCIAL STATEMENTS.

158	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Thrifts & Mortgage Finance — continued

Ladder Capital Finance Holdings LLLP REIT, 5.25%, 10/1/2025 (a)	85,000	85,212

Nationstar Mortgage Holdings, Inc. 6.00%, 1/15/2027 (a)	80,000	81,200

Nationwide Building Society (United Kingdom)

(ICE LIBOR USD 3 Month + 1.06%), 3.77%, 3/8/2024 (a) (c)	200,000	203,209

(ICE LIBOR USD 3 Month + 1.39%), 4.36%, 8/1/2024 (a) (c)	200,000	205,681

4.00%, 9/14/2026 (a)	350,000	363,360

Rocket Mortgage LLC

2.88%, 10/15/2026 (a)	19,000	17,851

3.63%, 3/1/2029 (a)	50,000	46,819

4.00%, 10/15/2033 (a)	5,000	4,654

		2,429,000

Tobacco — 0.2%

Imperial Brands Finance plc (United Kingdom) 3.13%, 7/26/2024 (a)	200,000	202,218

Reynolds American, Inc. (United Kingdom) 4.45%, 6/12/2025	150,000	156,865

		359,083

Trading Companies & Distributors — 0.8%

Air Lease Corp.

4.25%, 2/1/2024	150,000	154,886

2.30%, 2/1/2025	480,000	474,225

Aviation Capital Group LLC

4.38%, 1/30/2024 (a)	200,000	204,868

5.50%, 12/15/2024 (a)	150,000	159,514

1.95%, 1/30/2026 (a)	250,000	238,055

Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	60,000	61,500

Imola Merger Corp. 4.75%, 5/15/2029 (a)	82,000	79,524

United Rentals North America, Inc. 4.88%, 1/15/2028	155,000	158,191

WESCO Distribution, Inc. 7.25%, 6/15/2028 (a)	70,000	75,156

		1,605,919

Wireless Telecommunication Services — 0.3%

Hughes Satellite Systems Corp. 6.63%, 8/1/2026	75,000	78,115

Sprint Corp. 7.63%, 3/1/2026	180,000	205,212

T-Mobile USA, Inc.

3.50%, 4/15/2025	150,000	154,203

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Wireless Telecommunication Services — continued

4.75%, 2/1/2028	75,000	77,426

		514,956

Total Corporate Bonds (Cost $76,988,024)		74,218,559

U.S. Treasury Obligations — 22.0%

U.S. Treasury Notes

0.50%, 11/30/2023	1,530,000	1,505,556

0.38%, 8/15/2024	835,000	810,994

0.38%, 9/15/2024	2,225,000	2,157,642

0.63%, 10/15/2024	4,355,000	4,246,465

0.75%, 11/15/2024	7,280,000	7,112,219

1.00%, 12/15/2024	18,055,000	17,751,732

1.13%, 1/15/2025	260,000	256,323

1.50%, 2/15/2025	6,300,000	6,274,898

0.50%, 2/28/2026	15,000	14,285

0.75%, 5/31/2026	80,000	76,738

0.75%, 8/31/2026	80,000	76,556

0.88%, 9/30/2026	420,000	403,774

1.25%, 12/31/2026	150,000	146,531

1.50%, 1/31/2027	750,000	741,152

1.25%, 9/30/2028	140,000	134,958

1.38%, 12/31/2028	590,000	572,853

Total U.S. Treasury Obligations (Cost $42,813,199)		42,282,676

Asset-Backed Securities — 17.0%

ACC Auto Trust Series 2021-A, Class A, 1.08%, 4/15/2027 (a)	276,146	274,853

ACC Trust Series 2020-A, Class A, 6.00%, 3/20/2023 (a)	47,883	48,154

Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 ‡ (a)	291,918	281,309

Affirm Asset Securitization Trust Series 2020-A, Class A, 2.10%, 2/18/2025 (a)	225,000	225,120

AIMCO CLO Ltd. (Cayman Islands) Series 2019-10A, Class AR, 1.32%, 7/22/2032 (a) (g)	350,000	348,846

Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (a)	263,000	251,869

American Credit Acceptance Receivables Trust Series 2020-1, Class E, 3.32%, 3/13/2026 (a)	450,000	454,576

AMSR Trust

Series 2021-SFR3, Class E1, 2.33%, 10/17/2038 ‡ (a)	300,000	278,760

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	159

JPMorgan Short Duration Core Plus ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Asset-Backed Securities — continued

Series 2021-SFR4, Class E1, 2.97%, 12/17/2038 ‡ (a)	400,000	379,423

Aqua Finance Trust Series 2021-A, Class B, 2.40%, 7/17/2046 ‡ (a)	313,000	301,927

Ares CLO Ltd. (Cayman Islands) Series 2016-40A, Class A1RR, 1.11%, 1/15/2029 (a) (g)	750,866	749,957

Atlas Senior Loan Fund (Cayman Islands) Series 2019-13A, Class A1NR, 1.34%, 4/22/2031 (a) (g)	200,000	199,470

Bain Capital Credit CLO Ltd. (Cayman Islands) Series 2017-1A, Class A1R, 1.22%, 7/20/2030 (a) (g)	337,000	335,718

Ballyrock CLO Ltd. (Cayman Islands) Series 2019-1A, Class A1R, 1.27%, 7/15/2032 (a) (g)	250,000	249,127

BSPRT Issuer Ltd. (Cayman Islands) Series 2021-FL7, Class B, 2.24%, 12/15/2038 ‡ (a) (g)	475,000	473,829

Business Jet Securities LLC

Series 2020-1A, Class A, 2.98%, 11/15/2035 (a)	603,679	601,683

Series 2021-1A, Class A, 2.16%, 4/15/2036 (a)	308,237	296,969

CarMax Auto Owner Trust Series 2018-1, Class D, 3.37%, 7/15/2024	185,000	185,197

CarNow Auto Receivables Trust

Series 2021-1A, Class C, 2.16%, 2/17/2026 (a)	196,000	193,796

Series 2021-2A, Class C, 1.69%, 3/15/2027 (a)	500,000	489,533

CIFC Funding Ltd. (Cayman Islands)

Series 2012-2RA, Class A1, 1.05%, 1/20/2028 (a) (g)	170,667	170,532

Series 2019-1A, Class AR, 1.35%, 4/20/2032 (a) (g)	250,000	249,767

Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-HP1, Class B, 3.48%, 12/15/2026 ‡ (a)	200,000	201,257

Continental Finance Credit Card ABS Master Trust Series 2021-A, Class A, 2.55%, 12/17/2029 (a)	400,000	392,965

CPS Auto Receivables Trust

Series 2019-B, Class E, 5.00%, 3/17/2025 (a)	500,000	515,952

Series 2019-A, Class E, 5.81%, 3/16/2026 (a)	500,000	519,414

Series 2021-C, Class C, 1.21%, 6/15/2027 (a)	244,000	238,048

Series 2021-D, Class D, 2.31%, 12/15/2027 (a)	200,000	194,792

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Credit Acceptance Auto Loan Trust Series 2021-3A, Class C, 1.63%, 9/16/2030 (a)	250,000	241,786

Crossroads Asset Trust Series 2021-A, Class C, 1.44%, 1/20/2026 ‡ (a)	125,000	122,309

Dext ABS LLC Series 2021-1, Class A, 1.12%, 2/15/2028 (a)	267,572	264,285

Dryden Senior Loan Fund (Cayman Islands) Series 2017-49A, Class AR, 1.19%, 7/18/2030 (a) (g)	500,000	499,468

DT Auto Owner Trust

Series 2018-2A, Class E, 5.54%, 6/16/2025 (a)	185,000	188,585

Series 2020-1A, Class D, 2.55%, 11/17/2025 (a)	190,000	190,421

Series 2021-1A, Class D, 1.16%, 11/16/2026 (a)	250,000	242,771

Series 2021-3A, Class D, 1.31%, 5/17/2027 (a)	250,000	239,911

Exeter Automobile Receivables Trust

Series 2019-3A, Class D, 3.11%, 8/15/2025 (a)	195,000	197,827

Series 2021-2A, Class D, 1.40%, 4/15/2027	210,000	205,223

Series 2021-4A, Class D, 1.96%, 1/17/2028	480,000	468,010

FCI Funding LLC Series 2021-1A, Class A, 1.13%, 4/15/2033 (a)	126,376	125,057

FHF Trust

Series 2021-2A, Class A, 0.83%, 12/15/2026 (a)	372,961	366,893

Series 2021-1A, Class A, 1.27%, 3/15/2027 (a)	127,596	125,696

First Investors Auto Owner Trust Series 2017-3A, Class D, 3.44%, 3/15/2024 (a)	153,112	153,896

FirstKey Homes Trust Series 2021-SFR3, Class E1, 2.99%, 12/17/2038 ‡ (a)	500,000	474,272

Flagship Credit Auto Trust

Series 2021-1, Class D, 1.27%, 3/15/2027 (a)	225,000	217,159

Series 2021-3, Class C, 1.46%, 9/15/2027 (a)	143,000	137,913

Foundation Finance Trust Series 2021-1A, Class A, 1.27%, 5/15/2041 (a)	142,145	137,674

Foursight Capital Automobile Receivables Trust Series 2018-2, Class F, 6.48%, 6/15/2026 (a)	145,000	146,865

FREED ABS Trust Series 2021-1CP, Class B, 1.41%, 3/20/2028 ‡ (a)	185,000	183,460

SEE NOTES TO FINANCIAL STATEMENTS.

160	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Asset-Backed Securities — continued

FRTKL Series 2021-SFR1, Class D, 2.17%, 9/17/2038 ‡ (a)	238,000	221,043

Galaxy CLO Ltd. (Cayman Islands)

Series 2015-19A, Class A1RR, 1.21%, 7/24/2030 (a) (g)	250,000	249,632

Series 2015-21A, Class AR, 1.27%, 4/20/2031 (a) (g)	250,000	249,404

GLS Auto Receivables Issuer Trust

Series 2019-4A, Class C, 3.06%, 8/15/2025 (a)	175,000	176,797

Series 2021-3A, Class D, 1.48%, 7/15/2027 (a)	200,000	192,761

Goldman Home Improvement Trust Issuer Trust Series 2021-GRN2, Class A, 1.15%, 6/25/2051 (a)	182,226	177,249

Home Partners of America Trust Series 2021-3, Class E1, 3.20%, 1/17/2041 ‡ (a)	499,222	473,200

LCM LP (Cayman Islands) Series 14A, Class AR, 1.29%, 7/20/2031 (a) (g)	400,000	399,679

LCM Ltd. (Cayman Islands) Series 26A, Class A1, 1.32%, 1/20/2031 (a) (g)	250,000	249,708

Lendbuzz Securitization Trust Series 2021-1A, Class A, 1.46%, 6/15/2026 (a)	218,091	216,089

Lendingpoint Asset Securitization Trust

Series 2021-A, Class B, 1.46%, 12/15/2028 ‡ (a)	203,000	199,688

Series 2022-A, Class C, 2.82%, 6/15/2029 (a)	300,000	297,153

LendingPoint Asset Securitization Trust Series 2020-REV1, Class B, 4.49%, 10/15/2028 ‡ (a)	300,000	302,608

LendingPoint Pass-Through Trust Series 2022-ST1, Class A, 2.50%, 3/15/2028 (a)	234,000	232,306

Lendmark Funding Trust Series 2019-2A, Class A, 2.78%, 4/20/2028 (a)	225,000	226,840

LL ABS Trust

Series 2019-1A, Class B, 3.52%, 3/15/2027 ‡ (a)	4,530	4,534

Series 2021-1A, Class A, 1.07%, 5/15/2029 (a)	217,095	214,218

LMREC LLC Series 2021-CRE4, Class A, 1.24%, 4/22/2037 (a) (g)	184,000	183,586

Longfellow Place CLO Ltd. (Cayman Islands) Series 2013-1A, Class AR3, 1.24%, 4/15/2029 (a) (g)	123,267	123,211

Mariner Finance Issuance Trust Series 2021-AA, Class A, 1.86%, 3/20/2036 (a)	192,000	184,257

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Mercury Financial Credit Card Master Trust Series 2021-1A, Class A, 1.54%, 3/20/2026 (a)	284,000	281,044

Mission Lane Credit Card Master Trust Series 2021-A, Class A, 1.59%, 9/15/2026 (a)	355,000	349,613

MVW LLC

Series 2021-1WA, Class A, 1.14%, 1/22/2041 (a)	187,028	181,146

Series 2021-1WA, Class B, 1.44%, 1/22/2041 ‡ (a)	80,270	77,391

Neuberger Berman CLO (Cayman Islands) Series 2013-15A, Class A1R2, 1.16%, 10/15/2029 (a) (g)	608,000	606,312

Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands) Series 2020-37A, Class AR, 1.22%, 7/20/2031 (a) (g)	354,000	353,204

New Residential Mortgage Loan Trust Series 2022-SFR1, Class E1, 3.55%, 2/17/2039 (a)	520,000	500,583

NMEF Funding LLC Series 2021-A, Class B, 1.85%, 12/15/2027 ‡ (a)	178,000	173,729

NRZ Excess Spread-Collateralized Notes Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (a)	139,966	135,558

Oportun Funding XIV LLC Series 2021-A, Class A, 1.21%, 3/8/2028 (a)	172,000	168,051

Pagaya AI Debt Selection Trust

Series 2021-1, Class A, 1.18%, 11/15/2027 (a)	123,205	122,211

Series 2021-HG1, Class A, 1.22%, 1/16/2029 (a)	303,362	299,383

Series 2021-3, Class A, 1.15%, 5/15/2029 (a)	198,205	195,640

Palmer Square Loan Funding Ltd. (Cayman Islands)

Series 2020-1A, Class A1, 1.28%, 2/20/2028 (a) (g)	99,183	99,159

Series 2021-2A, Class A1, 1.28%, 5/20/2029 (a) (g)	154,784	154,384

PRET LLC

Series 2021-NPL3, Class A1, 1.87%, 7/25/2051 (a) (f)	227,022	222,102

Series 2021-NPL6, Class A1, 2.49%, 7/25/2051 ‡ (a) (f)	359,136	351,814

Series 2021-RN4, Class A1, 2.49%, 10/25/2051 (a) (g)	524,446	517,974

Pretium Mortgage Credit Partners I LLC

Series 2021-NPL2, Class A1, 1.99%, 6/27/2060 (a) (f)	240,849	234,592

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	161

JPMorgan Short Duration Core Plus ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Asset-Backed Securities — continued

Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 (a) (f)	194,420	190,411

Progress Residential Series 2021-SFR3, Class E1, 2.54%, 5/17/2026 ‡ (a)	200,000	185,816

Progress Residential Trust Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 ‡ (a)	350,000	322,823

Santander Drive Auto Receivables Trust

Series 2021-1, Class D, 1.13%, 11/16/2026	190,000	186,925

Series 2021-3, Class D, 1.33%, 9/15/2027	300,000	291,766

Skopos Auto Receivables Trust Series 2019-1A, Class C, 3.63%, 9/16/2024 (a)	134,412	135,383

SoFi Consumer Loan Program Trust Series 2018-4, Class D, 4.76%, 11/26/2027 ‡ (a)	175,000	176,818

Sound Point CLO Ltd. (Cayman Islands) Series 2019-1A, Class AR, 1.33%, 1/20/2032 (a) (g)	400,000	398,768

Stratus CLO Ltd. (Cayman Islands) Series 2021-1A, Class A, 0.89%, 12/29/2029 (a) (g)	500,000	499,410

Symphony CLO Ltd. (Cayman Islands) Series 2016-18A, Class A1RR, 1.36%, 7/23/2033 (a) (g)	250,000	249,307

Tricon Residential Trust Series 2021-SFR1, Class E1, 2.79%, 7/17/2038 ‡ (a)	240,000	225,587

Upstart Pass-Through Trust

Series 2021-ST4, Class A, 2.00%, 7/20/2027 (a)	166,920	163,673

Series 2021-ST5, Class A, 2.00%, 7/20/2027 (a)	194,781	191,045

Series 2021-ST8, Class A, 1.75%, 10/20/2029 (a)	275,957	270,506

Series 2021-ST9, Class A, 1.70%, 11/20/2029 (a)	231,963	227,394

Series 2021-ST10, Class A, 2.25%, 1/20/2030 (a)	431,553	424,502

Series 2022-ST1, Class A, 2.60%, 3/20/2030 (a)	597,000	592,162

Upstart Securitization Trust

Series 2019-3, Class B, 3.83%, 1/21/2030 ‡ (a)	145,188	145,894

Series 2020-1, Class B, 3.09%, 4/22/2030 ‡ (a)	200,000	201,079

Series 2021-2, Class B, 1.75%, 6/20/2031 ‡ (a)	275,000	268,807

Series 2021-3, Class A, 0.83%, 7/20/2031 (a)	179,694	178,002

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Series 2021-4, Class B, 1.84%, 9/20/2031 ‡ (a)	231,000	221,443

Series 2021-5, Class B, 2.49%, 11/20/2031 ‡ (a)	225,000	217,083

US Auto Funding

Series 2021-1A, Class A, 0.79%, 7/15/2024 (a)	64,412	64,090

Series 2021-1A, Class B, 1.49%, 3/17/2025 (a)	142,000	139,351

VCAT LLC

Series 2021-NPL2, Class A1, 2.12%, 3/27/2051 (a) (f)	182,666	179,185

Series 2021-NPL3, Class A1, 1.74%, 5/25/2051 (a) (f)	192,777	188,431

Series 2021-NPL4, Class A1, 1.87%, 8/25/2051 ‡ (a) (f)	277,057	269,497

Venture CLO Ltd. (Cayman Islands) Series 2018-32A, Class A2A, 1.31%, 7/18/2031 (a) (g)	150,000	149,680

Veros Auto Receivables Trust Series 2021-1, Class A, 0.92%, 10/15/2026 (a)	105,852	104,979

VOLT CIII LLC Series 2021-CF1, Class A1, 1.99%, 8/25/2051 ‡ (a) (f)	347,535	341,755

VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 (a) (f)	157,010	153,540

VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (a) (f)	130,949	128,683

VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (a) (f)	164,127	161,147

Westlake Automobile Receivables Trust

Series 2019-3A, Class E, 3.59%, 3/17/2025 (a)	100,000	101,970

Series 2020-1A, Class D, 2.80%, 6/16/2025 (a)	175,000	175,450

Series 2021-1A, Class C, 0.95%, 3/16/2026 (a)	260,000	256,469

Series 2021-1A, Class D, 1.23%, 4/15/2026 (a)	250,000	243,686

Series 2021-3A, Class D, 2.12%, 1/15/2027 (a)	450,000	441,085

Total Asset-Backed Securities (Cost $33,294,510)		32,693,779

Mortgage-Backed Securities — 9.9%

FHLMC Gold Pools, 30 Year

Pool # G08878, 4.50%, 5/1/2049	347,325	367,641

FHLMC UMBS, 10 Year

Pool # RD5034, 2.00%, 9/1/2030	587,291	583,717

FHLMC UMBS, 15 Year

Pool # ZS6689, 2.50%, 4/1/2028	248,771	252,463

SEE NOTES TO FINANCIAL STATEMENTS.

162	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued

FNMA UMBS, 15 Year

Pool # FM2072, 3.00%, 12/1/2031	314,041	323,068

FNMA UMBS, 20 Year

Pool # CA8310, 2.50%, 12/1/2040 (h)	289,657	291,319

FNMA UMBS, 30 Year

Pool # BM1285, 4.50%, 5/1/2047	185,560	198,702

FNMA/FHLMC UMBS, Single Family, 15 Year

TBA, 2.50%, 4/25/2036 (h)	3,430,000	3,462,680

TBA, 2.00%, 3/25/2037 (h)	8,910,000	8,843,871

FNMA/FHLMC UMBS, Single Family, 30 Year

TBA, 3.00%, 3/25/2052 (h)	440,000	444,400

GNMA II, 30 Year

Pool # MA7534, 2.50%, 8/20/2051	96,367	96,437

Pool # MA7535, 3.00%, 8/20/2051	432,779	440,861

Pool # MA7650, 3.00%, 10/20/2051	581,319	592,030

Pool # MA7705, 2.50%, 11/20/2051	454,467	454,796

Pool # MA7706, 3.00%, 11/20/2051	561,313	571,530

Pool # MA7829, 3.50%, 1/20/2052	349,217	360,949

GNMA II, Single Family, 30 Year

TBA, 3.00%, 3/15/2052 (h)	120,000	121,992

TBA, 3.50%, 3/15/2052 (h)	1,550,000	1,599,164

Total Mortgage-Backed Securities (Cost $19,196,515)		19,005,620

Commercial Mortgage-Backed Securities — 6.3%

AREIT Trust (Cayman Islands)

Series 2022-CRE6, Class C, 2.20%, 12/17/2024 ‡ (a) (g)	450,000	450,000

Series 2021-CRE5, Class C, 2.44%, 8/17/2026 ‡ (a) (g)	336,000	334,485

Beast Mortgage Trust Series 2021-1818, Class B, 1.70%, 3/15/2036 ‡ (a) (g)	179,000	176,652

BX Commercial Mortgage Trust

Series 2021-VOLT, Class D, 1.84%, 9/15/2036 (a) (g)	275,000	264,838

Series 2021-XL2, Class E, 2.04%, 10/15/2038 ‡ (a) (g)	384,767	375,597

BX Trust

Series 2021-RISE, Class D, 1.94%, 11/15/2036 ‡ (a) (g)	360,000	353,725

Series 2022-LBA6, Class D, 2.10%, 1/15/2039 (a) (g)	525,000	515,946

Citigroup Commercial Mortgage Trust

Series 2021-PRM2, Class F, 3.94%, 10/15/2036 ‡ (a) (g)	275,000	269,382

Series 2014-GC19, Class D, 5.09%, 3/10/2047 ‡ (a) (g)	250,000	253,236

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Series 2014-GC23, Class C, 4.43%, 7/10/2047 ‡ (g)	200,000	202,700

Series 2015-GC27, Class B, 3.77%, 2/10/2048 ‡	200,000	199,654

Series 2015-GC27, Class C, 4.42%, 2/10/2048 ‡ (g)	440,000	436,657

Series 2015-GC29, Class C, 4.14%, 4/10/2048 ‡ (g)	400,000	401,895

Series 2015-GC31, Class C, 4.04%, 6/10/2048 ‡ (g)	250,000	247,590

Commercial Mortgage Trust

Series 2019-WCM, Class G, 2.89%, 10/15/2034 ‡ (a) (g)	385,000	374,024

Series 2013-CR10, Class AM, 4.52%, 8/10/2046 (a) (g)	200,000	205,692

Series 2014-CR20, Class C, 4.49%, 11/10/2047 ‡ (g)	100,000	100,264

Series 2015-CR26, Class B, 4.48%, 10/10/2048 ‡ (g)	200,000	206,727

Series 2015-PC1, Class B, 4.32%, 7/10/2050 ‡ (g)	200,000	206,012

CSAIL Commercial Mortgage Trust Series 2015-C4, Class E, 3.56%, 11/15/2048 ‡ (g)	325,000	303,740

FHLMC, Multi-Family Structured Pass-Through Certificates

Series K068, Class X1, IO, 0.43%, 8/25/2027 (g)	3,641,399	78,177

Series K028, Class X3, IO, 1.66%, 6/25/2041 (g)	4,629,000	82,393

Series K111, Class X3, IO, 3.18%, 4/25/2048 (g)	405,000	89,172

Series K110, Class X3, IO, 3.40%, 6/25/2048 (g)	380,000	87,928

Series K119, Class X3, IO, 2.73%, 9/25/2048 (g)	460,000	89,835

Series K115, Class X3, IO, 2.96%, 9/25/2048 (g)	430,000	87,999

Series K125, Class X3, IO, 2.65%, 2/25/2049 (g)	460,000	89,207

FREMF Mortgage Trust

Series 2018-K732, Class C, 4.06%, 5/25/2025 (a) (g)	200,000	203,930

Series 2016-K57, Class C, 3.92%, 8/25/2049 (a) (g)	185,000	188,565

Series 2016-K58, Class C, 3.74%, 9/25/2049 (a) (g)	110,000	112,063

Series 2017-K62, Class C, 3.88%, 1/25/2050 (a) (g)	200,000	203,626

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	163

JPMorgan Short Duration Core Plus ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Commercial Mortgage-Backed Securities — continued

GS Mortgage Securities Trust

Series 2016-GS2, Class B, 3.76%, 5/10/2049 ‡ (g)	100,000	100,687

Series 2016-GS3, Class C, 3.99%, 10/10/2049 ‡ (g)	165,000	163,671

Series 2017-GS5, Class D, 3.51%, 3/10/2050 ‡ (a) (g)	250,000	229,047

Independence Plaza Trust

Series 2018-INDP, Class A, 3.76%, 7/10/2035 (a)	175,000	176,935

Series 2018-INDP, Class C, 4.16%, 7/10/2035 (a)	150,000	150,707

JPMBB Commercial Mortgage Securities Trust

Series 2015-C31, Class C, 4.62%, 8/15/2048 ‡ (g)	150,000	151,643

Series 2016-C1, Class D1, 4.23%, 3/17/2049 ‡ (a) (g)	400,000	386,820

JPMCC Commercial Mortgage Securities Trust Series 2017-JP5, Class D, 4.60%, 3/15/2050 ‡ (a) (g)	275,000	255,726

JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C16, Class D, 5.01%, 12/15/2046 ‡ (a) (g)	200,000	199,795

KKR Industrial Portfolio Trust Series 2021-KDIP, Class D, 1.44%, 12/15/2037 ‡ (a) (g)	131,250	128,127

Life Mortgage Trust Series 2021-BMR, Class C, 1.29%, 3/15/2038 ‡ (a) (g)	191,679	186,399

MHC Commercial Mortgage Trust Series 2021-MHC, Class D, 1.79%, 4/15/2038 ‡ (a) (g)	250,000	245,619

Morgan Stanley Bank of America Merrill Lynch Trust

Series 2014-C14, Class D, 5.05%, 2/15/2047 ‡ (a) (g)	175,023	175,423

Series 2015-C24, Class D, 3.26%, 5/15/2048 (a)	220,000	202,615

Multi-Family Connecticut Avenue Securities Trust Series 2019-01, Class M7, 1.89%, 10/15/2049 ‡ (a) (g)	68,364	66,879

PFP Ltd. (Cayman Islands) Series 2021-7, Class C, 1.78%, 4/14/2038 ‡ (a) (g)	166,492	164,239

SG Commercial Mortgage Securities Trust Series 2016-C5, Class B, 3.93%, 10/10/2048 ‡	225,000	222,465

SMRT Series 2022-MINI, Class E, 2.80%, 1/15/2024 (a) (g)	350,000	343,656

STWD Mortgage Trust (Cayman Islands) Series 2021-LIH, Class B, 1.85%, 11/15/2036 ‡ (a) (g)	400,000	391,989

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Velocity Commercial Capital Loan Trust Series 2021-2, Class A, 1.52%, 8/25/2051 (a) (g)	342,622	325,575

Wells Fargo Commercial Mortgage Trust Series 2015-LC22, Class D, 4.56%, 9/15/2058 ‡ (g)	205,000	197,686

WFRBS Commercial Mortgage Trust

Series 2013-C11, Class C, 4.18%, 3/15/2045 ‡ (g)	117,000	117,838

Series 2014-C25, Class B, 4.24%, 11/15/2047 ‡ (g)	160,000	162,544

Series 2014-C22, Class C, 3.76%, 9/15/2057 ‡ (g)	225,000	224,809

Total Commercial Mortgage-Backed Securities (Cost $12,600,740)		12,162,605

Collateralized Mortgage Obligations — 2.8%

Connecticut Avenue Securities Trust

Series 2022-R01, Class 1M2, 1.95%, 12/25/2041 ‡ (a) (g)	521,000	509,730

Series 2022-R02, Class 2M2, 3.05%, 1/25/2042 (a) (g)	225,000	221,445

FHLMC STACR REMIC Trust

Series 2020-DNA1, Class M2, 1.89%, 1/25/2050 (a) (g)	126,085	126,327

Series 2020-HQA3, Class B1, 5.94%, 7/25/2050 (a) (g)	200,000	207,400

FHLMC Structured Agency Credit Risk Debt Notes Series 2021-DNA2, Class M2, 2.35%, 8/25/2033 (a) (g)	100,000	101,132

FHLMC, REMIC

Series 3993, Class BC, 3.50%, 1/15/2027	425,000	439,573

Series 2673, Class PE, 5.50%, 9/15/2033	127,895	141,292

Series 4718, Class DA, 3.00%, 2/15/2047	341,323	346,757

Series 4937, Class MS, IF, IO, 5.86%, 12/25/2049 (g)	345,545	56,818

Series 5021, Class MI, IO, 3.00%, 10/25/2050	530,430	86,170

FHLMC, STRIPS Series 311, Class S1, IF, IO, 5.76%, 8/15/2043 (g)	476,829	83,426

FNMA, Connecticut Avenue Securities Series 2017-C07, Class 2M2, 2.69%, 5/25/2030 (g)	117,974	119,297

FNMA, REMIC Series 2012-136, Class DL, 3.50%, 12/25/2042	270,000	276,917

GNMA Series 2021-9, Class MI, IO, 2.50%, 1/20/2051	274,042	34,361

SEE NOTES TO FINANCIAL STATEMENTS.

164	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Collateralized Mortgage Obligations — continued

Legacy Mortgage Asset Trust Series 2021-GS3, Class A1, 1.75%, 7/25/2061 (a) (f)	131,925	128,479

LHOME Mortgage Trust Series 2021-RTL1, Class A1, 2.09%, 9/25/2026 (a) (g)	188,000	183,416

NYMT Loan Trust Series 2021-SP1, Class A1, 1.67%, 8/25/2061 (a) (f)	306,322	297,256

PRPM LLC

Series 2021-2, Class A1, 2.12%, 3/25/2026 (a) (g)	148,160	145,460

Series 2021-5, Class A1, 1.79%, 6/25/2026 (a) (f)	217,533	210,060

Series 2021-6, Class A1, 1.79%, 7/25/2026 (a) (f)	324,680	317,157

Series 2021-7, Class A1, 1.87%, 8/25/2026 (a) (f)	277,176	269,628

Series 2021-11, Class A1, 2.49%, 11/25/2026 (a) (f)	278,860	273,808

RCO VII Mortgage LLC Series 2021-1, Class A1, 1.87%, 5/26/2026 (a) (f)	109,067	107,112

Verus Securitization Trust Series 2021-2, Class M1, 2.19%, 2/25/2066 ‡ (a) (g)	144,000	139,525

VOLT CV LLC Series 2021-CF2, Class A1, 2.49%, 11/27/2051 (a) (f)	469,262	463,222

ZH Trust Series 2021-1, Class A, 2.25%, 2/18/2027 (a)	205,883	204,048

Total Collateralized Mortgage Obligations (Cost $5,626,913)		5,489,816

Foreign Government Securities — 1.1%

Arab Republic of Egypt (Egypt) 3.88%, 2/16/2026 (a)	200,000	173,250

Dominican Republic Government Bond (Dominican Republic) 6.00%, 7/19/2028 (d)	300,000	309,525

Federal Republic of Nigeria (Nigeria) 6.50%, 11/28/2027 (d)	200,000	190,000

Hashemite Kingdom of Jordan (Jordan) 4.95%, 7/7/2025 (a)	200,000	200,000

Islamic Republic of Pakistan (Pakistan) 6.00%, 4/8/2026 (a)	200,000	182,522

Republic of Costa Rica (Costa Rica) 4.38%, 4/30/2025 (d)	200,000	202,787

Republic of Cote d’Ivoire (Ivory Coast) 5.75%, 12/31/2032 (d) (f)	65,695	63,449

Republic of Ecuador (Ecuador)

5.00%, 7/31/2030 (a) (f)	50,000	43,978

5.00%, 7/31/2030 (d) (f)	25,000	21,989

Republic of El Salvador (El Salvador) 5.88%, 1/30/2025 (d)	80,000	48,190

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Republic of Iraq (Iraq) 6.75%, 3/9/2023 (d)	200,000	198,475

Republic of Kenya (Kenya) 7.00%, 5/22/2027 (d)	200,000	191,000

Sultanate of Oman Government Bond (Oman) 4.75%, 6/15/2026 (d)	200,000	199,500

Ukraine Government Bond (Ukraine)

7.75%, 9/1/2023 (d)	100,000	40,000

7.75%, 9/1/2024 (d)	100,000	32,000

Total Foreign Government Securities (Cost $2,407,787)		2,096,665

Municipal Bonds — 0.1% (i)

California — 0.1%

California Housing Finance Agency Series 2021-1, Class X, Rev., 0.80%, 11/20/2035 (g) (Cost $137,010)	2,171,037	138,575

	SHARES
Short-Term Investments — 12.8%

Investment Companies — 12.4%

JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (j) (k) (Cost $23,983,602)	23,975,012	23,982,204

Investment of Cash Collateral from Securities Loaned — 0.1%

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (j) (k) (Cost $110,760)	110,760	110,760

	PRINCIPAL AMOUNT ($)

U.S. Treasury Obligations — 0.3%

U.S. Treasury Bills 0.06%, 3/24/2022 (l) (m) (Cost $567,980)	568,000	567,975

Total Short-Term Investments (Cost $24,662,342)		24,660,939

Total Investments — 110.5% (Cost $217,727,040)		212,749,234

Liabilities in Excess of Other Assets — (10.5)%		(20,287,555)

NET ASSETS — 100.0%		192,461,679

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	165

JPMorgan Short Duration Core Plus ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

Abbreviations

ABS	Asset-Backed Securities
CIFC	Commercial Industrial Finance Corp.
CLO	Collateralized Loan Obligations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of February 28, 2022. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	The security or a portion of this security is on loan at February 28, 2022. The total value of securities on loan at February 28, 2022 is $105,786.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2022.
(d)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(e)	Amount rounds to less than 0.1% of net assets.
(f)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of February 28, 2022.
(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 28, 2022.
(h)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(i)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(j)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(k)	The rate shown is the current yield as of February 28, 2022.
(l)	All or a portion of this security is deposited with the broker as initial margin for futures contracts or centrally cleared swaps.
(m)	The rate shown is the effective yield as of February 28, 2022.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of February 28, 2022:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 2 Year Note	130	06/2022	USD	27,963,203	59,418

Short Contracts
U.S. Treasury 5 Year Note	(112)	06/2022	USD	(13,243,125)	(53,232)
U.S. Treasury 10 Year Note	(83)	06/2022	USD	(10,576,016)	(66,963)
U.S. Treasury 10 Year Ultra Note	(24)	06/2022	USD	(3,394,500)	(32,863)

					(153,058)

					(93,640)

Abbreviations

USD	UnitedStates Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

166	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

Centrally Cleared Credit default swap contracts outstanding — sell protection (a) as of February 28, 2022:
REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (b)	NOTIONAL AMOUNT (c)	UPFRONT PAYMENTS (RECEIPTS) ($) (d)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.37-V1	5.00	Quarterly	12/20/2026	3.64	USD 1,600,000	141,488	(35,517)	105,971

(a)

The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(b)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(c)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(d)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations

CDX	Credit Default Swap Index
USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	167

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. Treasury Obligations — 39.4%

U.S. Treasury Bonds

7.63%, 11/15/2022	3,527,000	3,692,190

7.50%, 11/15/2024	778,000	899,806

6.88%, 8/15/2025	638,000	748,603

6.63%, 2/15/2027	591,000	726,191

6.38%, 8/15/2027	4,000,000	4,952,187

6.13%, 11/15/2027	2,819,000	3,481,024

5.25%, 11/15/2028	2,000,000	2,433,125

6.13%, 8/15/2029	2,100,000	2,732,625

5.38%, 2/15/2031	3,169,000	4,100,884

4.50%, 2/15/2036	3,204,000	4,237,290

4.75%, 2/15/2037	206,000	281,222

5.00%, 5/15/2037	3,774,000	5,283,600

4.50%, 5/15/2038	542,000	728,397

3.50%, 2/15/2039	4,178,000	5,022,739

4.25%, 5/15/2039	10,000	13,141

4.50%, 8/15/2039	996,000	1,348,024

4.38%, 11/15/2039	356,000	474,871

4.63%, 2/15/2040	2,621,000	3,596,094

1.13%, 5/15/2040	8,270,000	6,878,314

4.38%, 5/15/2040	679,000	906,889

1.13%, 8/15/2040	276,000	228,692

1.38%, 11/15/2040	1,480,400	1,280,315

1.88%, 2/15/2041	6,916,000	6,504,282

2.25%, 5/15/2041	955,000	952,613

1.75%, 8/15/2041	240,000	220,237

2.00%, 11/15/2041	1,767,000	1,692,731

3.13%, 2/15/2042	1,963,000	2,239,047

2.50%, 2/15/2045	3,384,000	3,491,865

3.00%, 5/15/2045	38,000	42,697

2.50%, 5/15/2046	10,713,000	11,091,303

2.25%, 8/15/2046	1,749,000	1,729,597

3.00%, 2/15/2047	164,000	186,217

3.00%, 2/15/2049	1,782,000	2,068,234

2.25%, 8/15/2049	2,615,000	2,635,021

2.38%, 11/15/2049	1,810,000	1,875,895

2.00%, 2/15/2050	2,457,000	2,351,810

1.25%, 5/15/2050	21,176,400	16,901,414

1.38%, 8/15/2050	3,726,000	3,068,128

1.63%, 11/15/2050	2,706,000	2,370,710

2.00%, 8/15/2051	83,000	79,680

1.88%, 11/15/2051	384,000	358,440

U.S. Treasury Notes

0.13%, 7/31/2022	879,000	877,249

1.50%, 9/15/2022	804,000	807,361

0.13%, 9/30/2022	3,972,000	3,957,571

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

1.38%, 10/15/2022	50,000	50,184

0.13%, 12/31/2022	1,025,000	1,017,633

0.13%, 1/31/2023	551,000	546,372

0.50%, 3/15/2023	110,000	109,321

0.25%, 4/15/2023	2,229,000	2,206,275

0.13%, 4/30/2023	4,118,000	4,067,168

0.25%, 6/15/2023	5,597,000	5,526,819

1.38%, 8/31/2023	360,000	360,197

1.38%, 9/30/2023	15,802,000	15,807,555

0.38%, 10/31/2023	408,000	401,099

0.25%, 11/15/2023	27,506,000	26,975,220

2.88%, 11/30/2023	837,000	858,121

2.25%, 1/31/2024	10,000	10,150

2.50%, 1/31/2024	2,434,000	2,481,729

0.13%, 2/15/2024	11,119,000	10,832,338

1.50%, 2/29/2024	3,084,000	3,086,891

2.13%, 2/29/2024	10,000	10,128

2.38%, 2/29/2024	3,723,000	3,789,025

0.25%, 3/15/2024	2,552,000	2,488,200

2.13%, 3/31/2024	40,000	40,516

2.50%, 5/15/2024	100,000	102,086

2.00%, 5/31/2024	3,850,000	3,889,703

1.75%, 6/30/2024	1,967,000	1,976,374

1.75%, 7/31/2024	10,000	10,045

2.38%, 8/15/2024	2,800,000	2,853,156

1.25%, 8/31/2024	3,403,000	3,375,085

1.88%, 8/31/2024	259,000	260,882

1.50%, 9/30/2024	100,000	99,734

1.50%, 10/31/2024	993,000	990,130

1.50%, 11/30/2024	8,182,000	8,156,431

1.38%, 1/31/2025	723,000	717,691

2.50%, 1/31/2025	450,000	461,039

2.00%, 2/15/2025	530,000	535,424

1.13%, 2/28/2025	1,153,000	1,135,615

0.50%, 3/31/2025	9,457,000	9,129,699

0.38%, 4/30/2025	497,000	477,198

0.25%, 5/31/2025	103,300	98,635

2.88%, 5/31/2025	6,580,000	6,825,208

0.25%, 6/30/2025	2,174,000	2,072,433

0.25%, 7/31/2025	1,665,000	1,585,262

0.25%, 8/31/2025	3,416,000	3,246,801

0.25%, 9/30/2025	6,725,000	6,384,022

0.25%, 10/31/2025	14,126,000	13,392,110

0.38%, 11/30/2025	1,690,000	1,607,481

0.38%, 12/31/2025	1,308,000	1,243,009

2.63%, 12/31/2025	3,319,000	3,430,238

SEE NOTES TO FINANCIAL STATEMENTS.

168	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. Treasury Obligations — continued

0.38%, 1/31/2026	9,241,000	8,765,955

1.63%, 2/15/2026	516,000	513,743

0.50%, 2/28/2026	23,440,000	22,322,938

2.50%, 2/28/2026	136,000	139,974

2.13%, 5/31/2026	200,000	203,047

0.63%, 7/31/2026	3,261,000	3,105,848

1.50%, 8/15/2026	507,000	501,653

1.38%, 8/31/2026	398,000	391,564

1.63%, 10/31/2026	3,033,000	3,016,413

1.63%, 11/30/2026	133,000	132,262

1.75%, 12/31/2026	2,528,000	2,528,395

2.25%, 2/15/2027	1,300,000	1,330,773

1.13%, 2/28/2027	2,826,000	2,741,882

0.63%, 3/31/2027	4,006,000	3,787,548

0.50%, 4/30/2027	800	751

0.38%, 7/31/2027	9,452,000	8,774,853

2.25%, 8/15/2027	2,000,000	2,049,844

0.50%, 8/31/2027	42,000	39,201

0.50%, 10/31/2027	4,776,000	4,445,784

2.25%, 11/15/2027	400,000	409,781

0.63%, 11/30/2027	3,717,000	3,480,912

0.63%, 12/31/2027	1,227,000	1,147,820

0.75%, 1/31/2028	8,768,000	8,253,565

1.13%, 2/29/2028	2,001,000	1,925,806

1.25%, 4/30/2028	602,000	582,717

2.88%, 5/15/2028	400,000	424,844

1.00%, 7/31/2028	4,293,000	4,080,027

2.88%, 8/15/2028	800,000	851,375

1.13%, 8/31/2028	479,000	458,568

1.38%, 10/31/2028	1,078,000	1,047,513

1.50%, 11/30/2028	1,749,000	1,712,927

1.38%, 12/31/2028	3,564,000	3,462,092

1.63%, 8/15/2029	5,982,000	5,910,029

1.75%, 11/15/2029	13,045,000	13,010,349

1.50%, 2/15/2030	8,746,000	8,547,848

0.63%, 5/15/2030	9,368,000	8,520,489

0.63%, 8/15/2030	130,000	117,873

1.38%, 11/15/2031	369,000	353,894

1.88%, 2/15/2032	786,000	789,316

Total U.S. Treasury Obligations (Cost $417,958,073)		404,148,930

Mortgage-Backed Securities — 27.7%

FHLMC Gold Pools, 15 Year

Pool # G14541, 2.50%, 8/1/2022	1,641	1,663

Pool # J10548, 4.00%, 8/1/2024	18,310	18,988

Pool # J15449, 4.00%, 5/1/2026	85,233	88,631

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Pool # G14781, 3.50%, 3/1/2027	48,157	49,782

Pool # G15201, 4.00%, 5/1/2027	16,513	17,125

Pool # J20129, 2.50%, 8/1/2027	79,927	81,116

Pool # G15438, 4.00%, 9/1/2027	14,027	14,551

Pool # G15602, 2.50%, 11/1/2027	60,049	60,851

Pool # E09028, 2.00%, 3/1/2028	93,295	93,103

Pool # J23362, 2.00%, 4/1/2028	89,889	89,704

Pool # G18466, 2.00%, 5/1/2028	13,112	13,085

Pool # G18465, 2.50%, 5/1/2028	25,131	25,508

Pool # G15601, 2.50%, 1/1/2029	57,496	58,264

Pool # G14957, 3.50%, 1/1/2029	117,447	122,134

Pool # G16570, 4.00%, 7/1/2029	12,251	12,705

Pool # G18540, 2.50%, 2/1/2030	32,282	32,767

Pool # G18556, 2.50%, 6/1/2030	41,214	41,835

Pool # V60840, 3.00%, 6/1/2030	11,069	11,435

Pool # G16622, 3.00%, 11/1/2030	41,045	42,391

Pool # G16019, 3.50%, 12/1/2030	19,264	19,922

Pool # G16044, 2.50%, 1/1/2032	112,068	113,738

Pool # J36524, 3.00%, 3/1/2032	121,988	125,978

Pool # J36660, 3.00%, 3/1/2032	57,776	59,333

Pool # J38270, 2.50%, 1/1/2033	325,425	330,328

Pool # G16568, 2.50%, 4/1/2033	141,183	143,069

FHLMC Gold Pools, 30 Year

Pool # V81680, 4.50%, 12/1/2034	84,159	91,428

Pool # A30892, 5.00%, 1/1/2035	59,939	65,668

Pool # A39210, 5.50%, 10/1/2035	28,181	31,264

Pool # V83754, 5.50%, 1/1/2036	40,491	45,221

Pool # A82255, 5.50%, 9/1/2036	114,284	124,085

Pool # G03381, 5.50%, 9/1/2037	24,581	27,166

Pool # A89760, 4.50%, 12/1/2039	23,248	25,265

Pool # A92197, 5.00%, 5/1/2040	68,651	76,283

Pool # G06856, 6.00%, 5/1/2040	4,759	5,439

Pool # A93359, 4.00%, 8/1/2040	3,729	3,900

Pool # G06222, 4.00%, 1/1/2041	221,001	237,058

Pool # G07794, 5.50%, 6/1/2041	11,885	13,288

Pool # Q03516, 4.50%, 9/1/2041	26,075	28,210

Pool # Q04088, 3.50%, 10/1/2041	23,630	24,825

Pool # Q04688, 4.00%, 11/1/2041	3,713	3,995

Pool # G08477, 3.50%, 2/1/2042	8,514	8,962

Pool # Q06771, 3.00%, 3/1/2042	39,930	41,152

Pool # C03858, 3.50%, 4/1/2042	110,927	116,745

Pool # Q08646, 3.50%, 6/1/2042	27,749	29,200

Pool # G60737, 4.50%, 8/1/2042	114,523	124,931

Pool # Q11220, 3.50%, 9/1/2042	93,541	98,464

Pool # Q13477, 3.00%, 12/1/2042	126,951	130,854

Pool # Q14321, 3.00%, 12/1/2042	31,761	32,747

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	169

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued

Pool # C04420, 3.00%, 1/1/2043	193,682	199,801

Pool # Q14694, 3.00%, 1/1/2043	1,462,712	1,508,182

Pool # G61723, 3.50%, 1/1/2043	78,332	82,544

Pool # C09031, 2.50%, 2/1/2043	101,584	101,416

Pool # V80026, 3.00%, 4/1/2043	55,987	57,716

Pool # Q17374, 4.00%, 4/1/2043	102,042	109,704

Pool # G62033, 4.00%, 11/1/2043	151,087	161,647

Pool # Z40090, 4.50%, 9/1/2044	35,369	38,400

Pool # G61769, 4.50%, 12/1/2044	77,585	84,281

Pool # G61617, 4.50%, 1/1/2045	25,836	28,355

Pool # G08651, 4.00%, 6/1/2045	113,402	121,242

Pool # G08653, 3.00%, 7/1/2045	52,246	53,678

Pool # Q35223, 4.00%, 8/1/2045	12,367	13,035

Pool # G60238, 3.50%, 10/1/2045	772,191	810,842

Pool # G60506, 3.50%, 4/1/2046	43,590	45,743

Pool # G08710, 3.00%, 6/1/2046	36,351	37,335

Pool # Q41024, 3.00%, 6/1/2046	586,377	601,949

Pool # G08724, 2.50%, 9/1/2046	13,003	12,934

Pool # G61070, 3.00%, 9/1/2046	492,828	507,826

Pool # G61730, 3.00%, 9/1/2046	141,369	145,685

Pool # G61235, 4.50%, 9/1/2046	27,460	29,717

Pool # G08736, 2.50%, 12/1/2046	13,630	13,557

Pool # Q45872, 3.00%, 1/1/2047	362,535	370,984

Pool # G08747, 3.00%, 2/1/2047	182,105	186,492

Pool # G61623, 3.00%, 4/1/2047	26,757	27,455

Pool # G60985, 3.00%, 5/1/2047	101,245	103,855

Pool # G60996, 3.50%, 5/1/2047	8,561	8,970

Pool # Q47884, 4.00%, 5/1/2047	26,598	28,207

Pool # V83233, 4.00%, 6/1/2047	113,648	120,462

Pool # G08775, 4.00%, 8/1/2047	38,436	40,355

Pool # Q50152, 4.00%, 8/1/2047	92,405	97,649

Pool # Q51268, 3.50%, 10/1/2047	53,716	55,782

Pool # G08787, 3.00%, 11/1/2047	323,608	329,314

Pool # G61681, 3.00%, 12/1/2047	7,445	7,594

Pool # Q52866, 3.00%, 12/1/2047	26,882	27,534

Pool # G08793, 4.00%, 12/1/2047	34,706	36,523

Pool # Q53751, 3.50%, 1/1/2048	97,152	100,693

Pool # G08812, 3.00%, 4/1/2048	11,669	11,892

Pool # G61866, 4.00%, 6/1/2048	27,023	28,885

Pool # G61607, 4.50%, 9/1/2048	124,661	134,461

Pool # G08842, 4.00%, 10/1/2048	14,986	15,664

Pool # G61885, 4.50%, 11/1/2048	31,886	33,855

Pool # G08862, 4.00%, 2/1/2049	24,622	25,759

Pool # Q61487, 4.00%, 2/1/2049	39,419	41,583

Pool # G08876, 3.50%, 5/1/2049	45,968	47,515

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

FHLMC UMBS, 15 Year

Pool # ZS5890, 4.00%, 7/1/2024	116,628	120,989

Pool # ZK2080, 4.00%, 1/1/2025	39,687	41,140

Pool # ZA2587, 4.00%, 9/1/2025	10,586	10,977

Pool # ZK2723, 3.50%, 11/1/2025	19,285	19,919

Pool # ZK3540, 3.00%, 9/1/2026	81,902	84,124

Pool # ZS8460, 3.00%, 4/1/2027	21,567	22,204

Pool # SB0031, 3.50%, 10/1/2027	35,915	37,086

Pool # ZS6674, 2.50%, 4/1/2028	433,485	439,878

Pool # ZS7140, 2.00%, 1/1/2029	235,782	235,176

Pool # ZS7751, 3.00%, 1/1/2029	133,630	137,835

Pool # SB0071, 2.50%, 5/1/2030	33,657	34,136

Pool # ZS7331, 3.00%, 12/1/2030	31,138	32,147

Pool # ZS7888, 2.50%, 10/1/2032	342,742	348,113

Pool # ZK9070, 3.00%, 11/1/2032	753,503	779,578

Pool # ZS7938, 2.50%, 1/1/2033	83,703	85,092

Pool # SB0256, 4.00%, 11/1/2033	102,405	106,148

Pool # SB0077, 3.50%, 10/1/2034	60,403	62,677

Pool # QN1148, 2.50%, 12/1/2034	80,864	82,192

Pool # SB8031, 2.50%, 2/1/2035	167,767	170,003

Pool # SB0302, 3.00%, 4/1/2035	616,983	642,158

Pool # QN2407, 2.00%, 6/1/2035	141,931	141,068

Pool # SB8500, 2.50%, 7/1/2035	432,658	439,107

Pool # SB0424, 2.00%, 10/1/2035	991,972	985,935

Pool # RC1712, 1.50%, 12/1/2035	1,293,144	1,262,016

Pool # SB8090, 2.50%, 2/1/2036	1,178,249	1,193,994

Pool # QN6095, 2.00%, 5/1/2036	175,703	174,634

Pool # QN6718, 2.00%, 6/1/2036	333,316	331,287

Pool # QN7057, 2.00%, 7/1/2036	191,084	189,921

Pool # SB8111, 2.00%, 7/1/2036	182,666	181,554

Pool # QN8347, 1.50%, 10/1/2036	393,360	383,272

Pool # SB8127, 1.50%, 11/1/2036	388,147	378,197

Pool # SB0570, 2.00%, 11/1/2036	386,226	383,876

Pool # SB8131, 1.50%, 12/1/2036	784,421	764,307

Pool # SB8136, 1.50%, 1/1/2037	493,533	480,725

Pool # SB8140, 1.50%, 2/1/2037	595,979	580,515

FHLMC UMBS, 20 Year

Pool # ZA2277, 3.00%, 9/1/2032	85,910	88,665

Pool # ZJ9491, 3.50%, 12/1/2032	20,986	21,885

Pool # ZS9164, 3.00%, 9/1/2033	513,041	529,483

Pool # SC0107, 3.50%, 11/1/2034	1,213,469	1,283,534

Pool # ZA2463, 3.50%, 6/1/2037	35,997	37,449

Pool # RB5026, 2.50%, 11/1/2039	42,385	42,512

Pool # QK0157, 2.50%, 1/1/2040	16,698	16,503

Pool # RB5032, 2.50%, 2/1/2040	34,514	34,637

Pool # RB5037, 2.50%, 3/1/2040	112,581	112,917

SEE NOTES TO FINANCIAL STATEMENTS.

170	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued

Pool # RB5043, 2.50%, 4/1/2040	46,941	47,168

Pool # RB5048, 2.50%, 5/1/2040	98,466	98,942

Pool # SC0131, 1.50%, 3/1/2041	233,736	220,704

Pool # SC0134, 1.50%, 3/1/2041	230,263	217,424

Pool # RB5142, 2.50%, 1/1/2042	495,501	498,348

Pool # RB5145, 2.00%, 2/1/2042	992,624	966,918

FHLMC UMBS, 30 Year

Pool # ZI3765, 5.50%, 11/1/2035	41,122	45,823

Pool # ZS2546, 5.00%, 2/1/2039	21,271	23,688

Pool # ZJ0449, 4.00%, 9/1/2040	25,086	26,890

Pool # ZL3548, 3.50%, 8/1/2042	91,923	96,195

Pool # ZA4209, 3.00%, 4/1/2043	858,084	880,395

Pool # ZS3712, 3.50%, 4/1/2043	179,661	189,234

Pool # ZS4077, 3.50%, 1/1/2044	24,561	25,760

Pool # ZS4592, 4.00%, 11/1/2044	167,445	178,987

Pool # ZS4609, 3.00%, 4/1/2045	43,289	44,408

Pool # ZS9618, 3.50%, 3/1/2046	533,392	559,632

Pool # SD0146, 3.00%, 11/1/2046	144,706	148,380

Pool # ZM2209, 3.50%, 12/1/2046	331,848	346,557

Pool # SD0388, 3.50%, 6/1/2047	531,647	559,132

Pool # ZS4729, 3.00%, 8/1/2047	334,275	342,822

Pool # ZM4635, 4.00%, 11/1/2047	478,178	505,104

Pool # SD0225, 3.00%, 12/1/2047	665,131	681,795

Pool # ZT0534, 3.50%, 12/1/2047	347,184	362,840

Pool # ZS4750, 3.00%, 1/1/2048	27,055	27,570

Pool # SD0343, 3.00%, 3/1/2048	905,947	931,702

Pool # SI2002, 4.00%, 3/1/2048	603,576	633,824

Pool # ZM6887, 3.00%, 5/1/2048	52,441	53,134

Pool # ZM7669, 3.50%, 8/1/2048	84,063	87,541

Pool # ZN4476, 3.50%, 12/1/2048	317,219	328,616

Pool # ZA6286, 4.00%, 2/1/2049	150,674	158,238

Pool # ZT1776, 3.50%, 3/1/2049	28,162	29,091

Pool # ZN5087, 4.00%, 4/1/2049	138,022	145,999

Pool # ZT1864, 4.00%, 4/1/2049	3,960	4,139

Pool # ZT1951, 3.50%, 5/1/2049	9,166	9,469

Pool # ZT1952, 4.00%, 5/1/2049	62,910	65,742

Pool # QA4907, 3.00%, 6/1/2049	167,971	172,261

Pool # ZT2086, 3.50%, 6/1/2049	51,964	53,681

Pool # SD7502, 3.50%, 7/1/2049	147,291	152,854

Pool # SD8001, 3.50%, 7/1/2049	17,997	18,592

Pool # SD7501, 4.00%, 7/1/2049	91,487	97,121

Pool # QA1997, 3.00%, 8/1/2049	21,189	21,495

Pool # RA1202, 3.50%, 8/1/2049	483,759	502,004

Pool # SD8005, 3.50%, 8/1/2049	64,021	66,137

Pool # SD8006, 4.00%, 8/1/2049	42,155	44,052

Pool # SD8023, 2.50%, 11/1/2049	9,525	9,462

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Pool # QA4509, 3.00%, 11/1/2049	494,804	502,118

Pool # SD8025, 3.50%, 11/1/2049	188,594	194,832

Pool # SD8029, 2.50%, 12/1/2049	178,541	177,362

Pool # RA1878, 3.50%, 12/1/2049	149,328	154,257

Pool # SD8037, 2.50%, 1/1/2050	471,449	468,335

Pool # QA7416, 3.00%, 2/1/2050	406,985	412,927

Pool # QA7554, 3.00%, 2/1/2050	1,888,954	1,928,150

Pool # RA2116, 3.00%, 2/1/2050	671,778	682,925

Pool # SD0303, 2.50%, 4/1/2050	815,206	809,956

Pool # QA9653, 3.50%, 5/1/2050	48,376	49,967

Pool # SD8080, 2.00%, 6/1/2050	68,480	65,903

Pool # QB1691, 2.00%, 7/1/2050	922,152	887,357

Pool # SD8089, 2.50%, 7/1/2050	1,886,179	1,869,780

Pool # SD8083, 2.50%, 8/1/2050	1,389,378	1,376,670

Pool # RA3727, 2.00%, 10/1/2050	2,268,935	2,183,361

Pool # SD8104, 1.50%, 11/1/2050	1,340,560	1,245,018

Pool # RA4197, 2.50%, 12/1/2050	609,479	602,546

Pool # RA4349, 2.50%, 1/1/2051	401,411	396,840

Pool # QB8583, 1.50%, 2/1/2051	1,311,273	1,217,722

Pool # RA4530, 2.50%, 2/1/2051	566,883	560,668

Pool # SD8129, 2.50%, 2/1/2051	768,306	761,270

Pool # SD8140, 2.00%, 4/1/2051	439,898	423,019

Pool # SD8142, 3.00%, 4/1/2051	1,259,016	1,273,078

Pool # SD8145, 1.50%, 5/1/2051	1,134,385	1,053,451

Pool # QC2565, 2.00%, 6/1/2051	1,893,235	1,819,771

Pool # QC3259, 2.00%, 6/1/2051	1,723,434	1,664,839

Pool # SD8158, 3.50%, 6/1/2051	373,801	385,187

Pool # SD8155, 2.00%, 7/1/2051	1,428,919	1,373,342

Pool # SD8156, 2.50%, 7/1/2051	694,031	686,178

Pool # QC5125, 2.00%, 8/1/2051	287,068	275,855

Pool # QC6057, 2.50%, 8/1/2051	287,745	284,464

Pool # SD8163, 3.50%, 8/1/2051	161,493	166,408

Pool # RA5832, 2.50%, 9/1/2051	812,560	803,387

Pool # SD8168, 3.00%, 9/1/2051	280,134	283,503

Pool # SD8172, 2.00%, 10/1/2051	879,843	845,248

Pool # SD8173, 2.50%, 10/1/2051	484,693	478,939

FNMA UMBS, 15 Year

Pool # AC8711, 4.00%, 12/1/2024	220,101	228,233

Pool # AC7007, 4.50%, 1/1/2025	16,328	16,914

Pool # AL9580, 4.00%, 3/1/2025	15,169	15,723

Pool # 932724, 4.00%, 4/1/2025	7,614	7,895

Pool # AE0971, 4.00%, 5/1/2025	29,706	30,791

Pool # AE0939, 3.50%, 2/1/2026	44,542	46,003

Pool # FM2968, 4.00%, 5/1/2026	13,128	13,631

Pool # AJ6632, 3.00%, 11/1/2026	54,971	56,532

Pool # AJ9357, 3.50%, 1/1/2027	110,629	114,354

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	171

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued

Pool # AK4047, 3.00%, 2/1/2027	21,287	21,909

Pool # AL4586, 4.00%, 2/1/2027	46,234	48,009

Pool # AO0527, 3.00%, 5/1/2027	29,542	30,409

Pool # AO4400, 2.50%, 7/1/2027	65,463	66,349

Pool # AB5823, 3.50%, 8/1/2027	103,079	107,054

Pool # AL8138, 4.00%, 9/1/2027	27,569	28,655

Pool # AB6811, 2.50%, 10/1/2027	15,868	16,098

Pool # AQ9442, 2.00%, 12/1/2027	33,506	33,420

Pool # AB8447, 2.50%, 2/1/2028	28,096	28,503

Pool # AR4180, 2.50%, 2/1/2028	13,155	13,345

Pool # AL3802, 3.00%, 2/1/2028	85,122	87,597

Pool # AB8787, 2.00%, 3/1/2028	90,510	90,276

Pool # AP6059, 2.00%, 6/1/2028	11,095	11,067

Pool # BM5381, 3.00%, 6/1/2028	91,722	94,370

Pool # BM1892, 2.50%, 9/1/2028	28,441	28,869

Pool # AS0761, 3.00%, 10/1/2028	34,003	35,010

Pool # AU6961, 3.00%, 10/1/2028	64,794	66,709

Pool # AL6132, 4.50%, 3/1/2029	9,947	10,321

Pool # FM1105, 2.50%, 6/1/2029	57,355	58,164

Pool # AS3345, 2.00%, 7/1/2029	14,971	14,912

Pool # MA2061, 3.00%, 10/1/2029	82,084	84,520

Pool # FM1465, 3.00%, 5/1/2030	149,151	153,971

Pool # 890666, 2.00%, 6/1/2030	33,206	33,121

Pool # MA2684, 3.00%, 7/1/2031	138,225	142,674

Pool # AL9418, 3.50%, 8/1/2031	49,673	51,913

Pool # BD5647, 2.00%, 11/1/2031	20,133	20,080

Pool # 890776, 3.50%, 11/1/2031	34,121	35,318

Pool # BM5490, 3.50%, 11/1/2031	23,366	24,241

Pool # AS8708, 2.50%, 2/1/2032	451,643	457,431

Pool # BM4993, 3.50%, 3/1/2032	53,335	55,342

Pool # BM4741, 3.00%, 4/1/2032	14,867	15,298

Pool # FM1645, 3.00%, 4/1/2032	178,484	184,273

Pool # MA3124, 2.50%, 9/1/2032	44,941	45,594

Pool # FM3099, 3.50%, 9/1/2032	63,504	65,590

Pool # CA0775, 2.50%, 11/1/2032	32,277	32,691

Pool # MA3188, 3.00%, 11/1/2032	24,070	24,842

Pool # BH7081, 2.50%, 12/1/2032	50,004	50,742

Pool # BH8720, 3.50%, 12/1/2032	41,904	43,545

Pool # FM1161, 2.50%, 1/1/2033	50,779	51,553

Pool # FM1691, 2.50%, 1/1/2033	19,884	20,166

Pool # FM2549, 2.50%, 1/1/2033	107,255	108,847

Pool # CA9078, 3.00%, 9/1/2033	700,072	722,153

Pool # FM1123, 4.00%, 9/1/2033	146,211	152,982

Pool # FM2153, 4.00%, 11/1/2033	212,065	219,881

Pool # BD9105, 4.00%, 1/1/2034	40,803	42,512

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Pool # BM5306, 4.00%, 1/1/2034	6,373	6,664

Pool # FM1733, 3.50%, 5/1/2034	827,793	863,236

Pool # FM1842, 3.50%, 6/1/2034	191,454	198,548

Pool # FM6946, 3.00%, 7/1/2034	508,433	524,291

Pool # BO1822, 3.50%, 7/1/2034	83,528	86,677

Pool # MA3764, 2.50%, 9/1/2034	10,412	10,545

Pool # MA3910, 2.00%, 1/1/2035	31,146	30,957

Pool # FM3569, 3.00%, 1/1/2035	158,381	163,444

Pool # FM7941, 2.50%, 2/1/2035	446,551	452,274

Pool # FM8550, 3.00%, 2/1/2035	334,100	344,560

Pool # FM2708, 3.00%, 3/1/2035	85,697	88,386

Pool # MA4075, Class 177, 2.50%, 7/1/2035	471,288	477,595

Pool # FM4035, 2.50%, 8/1/2035	78,579	79,586

Pool # CA7497, 2.50%, 10/1/2035	1,468,826	1,491,254

Pool # FM5396, 2.00%, 12/1/2035	889,685	885,541

Pool # BR3349, 1.50%, 1/1/2036	1,601,085	1,560,069

Pool # BR1309, 2.00%, 1/1/2036	633,936	630,078

Pool # FM5537, 2.00%, 1/1/2036	672,098	668,008

Pool # FM5797, 2.00%, 1/1/2036	672,234	668,398

Pool # FM5367, 1.50%, 2/1/2036	494,734	482,140

Pool # MA4261, 2.00%, 2/1/2036	734,963	730,490

Pool # CB0305, 1.50%, 5/1/2036	1,013,011	987,042

Pool # FM7843, 1.50%, 6/1/2036	92,549	90,262

Pool # BP3507, 2.00%, 6/1/2036	183,439	182,323

Pool # FM8292, 2.00%, 7/1/2036	328,732	326,732

Pool # MA4430, 1.00%, 8/1/2036	190,077	180,062

Pool # BT0273, 1.50%, 9/1/2036	481,683	469,335

Pool # MA4417, 1.50%, 9/1/2036	381,221	371,338

Pool # MA4418, 2.00%, 9/1/2036	188,308	187,162

Pool # MA4441, 1.50%, 10/1/2036	529,756	516,016

Pool # BT9452, 1.50%, 11/1/2036	195,071	190,012

Pool # FM9247, 2.00%, 11/1/2036	372,372	370,106

Pool # MA4497, 2.00%, 12/1/2036	585,121	581,560

Pool # MA4516, 2.00%, 1/1/2037	591,465	587,866

FNMA UMBS, 20 Year

Pool # AE6799, 4.50%, 11/1/2030	2,786	2,950

Pool # MA0885, 3.50%, 10/1/2031	35,373	36,857

Pool # AB4853, 3.00%, 4/1/2032	34,382	35,476

Pool # MA1058, 3.00%, 5/1/2032	14,853	15,019

Pool # MA1165, 3.00%, 9/1/2032	83,269	85,712

Pool # MA2079, 4.00%, 11/1/2034	17,023	18,118

Pool # AL7654, 3.00%, 9/1/2035	70,357	71,821

Pool # MA2472, 3.00%, 12/1/2035	14,051	14,498

Pool # FM1133, 4.00%, 6/1/2036	35,143	37,317

Pool # MA3099, 4.00%, 8/1/2037	103,535	109,488

SEE NOTES TO FINANCIAL STATEMENTS.

172	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued

Pool # BM5330, 2.50%, 12/1/2037	45,520	45,652

Pool # FM3204, 4.00%, 10/1/2038	40,284	43,156

Pool # MA4072, 2.50%, 7/1/2040	165,433	165,828

Pool # MA4128, 2.00%, 9/1/2040	1,503,113	1,464,778

Pool # MA4204, 2.00%, 12/1/2040	933,069	909,217

Pool # CA9019, 2.00%, 2/1/2041	426,943	420,226

Pool # MA4310, 1.50%, 4/1/2041	829,424	781,048

Pool # MA4422, 2.00%, 9/1/2041	434,834	423,687

Pool # MA4446, 2.00%, 10/1/2041	437,807	426,583

Pool # MA4521, 2.50%, 1/1/2042	594,233	597,648

FNMA UMBS, 30 Year

Pool # 254447, 6.00%, 9/1/2032	26,615	30,162

Pool # 711215, 5.50%, 6/1/2033	22,573	24,671

Pool # AA1005, 5.00%, 12/1/2033	15,327	17,064

Pool # 725232, 5.00%, 3/1/2034	12,267	13,638

Pool # 725228, 6.00%, 3/1/2034	64,089	71,923

Pool # 790003, 6.00%, 8/1/2034	16,980	18,990

Pool # 735503, 6.00%, 4/1/2035	44,954	49,987

Pool # 190360, 5.00%, 8/1/2035	32,877	36,581

Pool # 904601, 6.00%, 11/1/2036	42,435	48,460

Pool # 888538, 5.50%, 1/1/2037	24,299	27,216

Pool # AB0284, 6.00%, 2/1/2037	44,150	49,972

Pool # AL2627, 5.00%, 7/1/2037	22,270	24,758

Pool # 956965, 6.50%, 12/1/2037	18,164	19,968

Pool # BH7907, 6.50%, 12/1/2037	21,048	23,965

Pool # 961793, 5.00%, 3/1/2038	82,702	91,996

Pool # 985661, 5.50%, 6/1/2038	13,712	15,212

Pool # AU7519, 3.50%, 9/1/2038	32,932	33,966

Pool # AA7402, 4.50%, 6/1/2039	131,548	142,885

Pool # AC2638, 5.00%, 10/1/2039	181,679	203,514

Pool # AL0100, 6.00%, 10/1/2039	62,454	70,456

Pool # AC4886, 5.00%, 11/1/2039	30,272	33,440

Pool # 190399, 5.50%, 11/1/2039	96,739	108,996

Pool # AB1143, 4.50%, 6/1/2040	104,580	114,781

Pool # AD6938, 4.50%, 6/1/2040	132,671	144,109

Pool # AD5479, 5.00%, 6/1/2040	29,820	32,989

Pool # AB1259, 5.00%, 7/1/2040	36,456	40,462

Pool # AB1292, 5.00%, 8/1/2040	14,466	15,782

Pool # AL5437, 5.00%, 8/1/2040	111,104	123,421

Pool # AB1421, 5.00%, 9/1/2040	51,295	57,465

Pool # AE4142, 5.00%, 9/1/2040	32,780	36,171

Pool # AE3857, 5.00%, 10/1/2040	777,709	854,964

Pool # AE8289, 4.00%, 12/1/2040	107,905	115,535

Pool # MA0622, 3.50%, 1/1/2041	34,971	36,775

Pool # AH2312, 5.00%, 1/1/2041	72,297	79,053

Pool # AE0828, 3.50%, 2/1/2041	20,443	21,492

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Pool # AH3804, 4.00%, 2/1/2041	23,213	24,887

Pool # MA0639, 4.00%, 2/1/2041	37,051	39,623

Pool # AB2676, 3.50%, 4/1/2041	116,660	122,703

Pool # AL0241, 4.00%, 4/1/2041	69,909	74,951

Pool # AI1887, 4.50%, 5/1/2041	261,553	283,232

Pool # BM3118, 6.00%, 7/1/2041	94,662	108,174

Pool # AJ2293, 4.00%, 9/1/2041	28,171	30,170

Pool # AL0933, 5.00%, 10/1/2041	96,304	107,218

Pool # AW8154, 3.50%, 1/1/2042	23,462	24,681

Pool # AX5318, 4.50%, 1/1/2042	78,040	84,753

Pool # BD4480, 4.50%, 1/1/2042	370,167	402,333

Pool # AL1998, 4.00%, 3/1/2042	115,100	123,368

Pool # AO4134, 3.50%, 6/1/2042	14,644	15,375

Pool # AO8694, 4.50%, 7/1/2042	36,829	39,325

Pool # AP4258, 3.00%, 8/1/2042	93,505	96,376

Pool # AB6632, 3.50%, 10/1/2042	135,691	142,741

Pool # AB6633, 3.50%, 10/1/2042	26,649	28,035

Pool # AL3344, 4.50%, 10/1/2042	159,373	173,378

Pool # AB6828, 3.50%, 11/1/2042	130,075	136,809

Pool # AL3182, 3.50%, 12/1/2042	22,454	23,650

Pool # AQ9316, 2.50%, 1/1/2043	61,665	61,463

Pool # AB7580, 3.00%, 1/1/2043	144,334	149,190

Pool # AQ1104, 3.00%, 1/1/2043	29,565	30,230

Pool # AR0168, 3.00%, 2/1/2043	54,220	55,773

Pool # AB7964, 3.50%, 2/1/2043	82,544	86,943

Pool # AR2271, 3.50%, 2/1/2043	398,230	416,085

Pool # BM4751, 3.50%, 3/1/2043	36,665	38,571

Pool # AB8742, 4.00%, 3/1/2043	17,209	18,490

Pool # AR6770, 4.00%, 3/1/2043	18,492	19,826

Pool # AT2015, 3.00%, 4/1/2043	38,279	39,363

Pool # AT2016, 3.00%, 4/1/2043	581,066	599,421

Pool # AB9194, 3.50%, 5/1/2043	137,826	144,998

Pool # FM4462, 3.50%, 5/1/2043	984,509	1,030,399

Pool # AU1629, 3.00%, 7/1/2043	89,532	92,316

Pool # BM3785, 3.50%, 7/1/2043	147,466	155,100

Pool # AS0241, 4.00%, 8/1/2043	814,163	863,806

Pool # BM3704, 3.00%, 9/1/2043	39,542	40,722

Pool # AT2612, 3.50%, 9/1/2043	83,321	87,359

Pool # AU4256, 3.50%, 9/1/2043	45,166	47,155

Pool # AU4283, 3.50%, 9/1/2043	21,815	22,904

Pool # AL4062, 4.00%, 9/1/2043	33,309	35,708

Pool # BM4635, 2.50%, 10/1/2043	175,810	175,410

Pool # AS1121, 4.00%, 11/1/2043	34,710	37,100

Pool # AV0022, 4.00%, 11/1/2043	528,749	566,666

Pool # AL7696, 3.00%, 12/1/2043	64,025	65,946

Pool # AV6103, 4.00%, 1/1/2044	207,520	222,548

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	173

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued

Pool # BC1737, 4.00%, 1/1/2044	88,694	94,809

Pool # BM5365, 4.00%, 3/1/2044	77,557	83,067

Pool # FM1744, 3.50%, 5/1/2044	37,135	39,103

Pool # AS2700, 4.00%, 6/1/2044	47,060	50,445

Pool # AW6233, 4.50%, 6/1/2044	1,842,648	1,995,883

Pool # AS2947, 4.00%, 7/1/2044	46,076	49,388

Pool # AL9072, 5.00%, 7/1/2044	84,091	93,708

Pool # AL9569, 5.00%, 8/1/2044	130,004	145,177

Pool # AX0152, 4.50%, 9/1/2044	31,083	33,684

Pool # BM4620, 3.00%, 10/1/2044	101,951	105,475

Pool # AS3867, 4.00%, 11/1/2044	12,064	12,931

Pool # FM1746, 3.50%, 1/1/2045	113,282	119,146

Pool # FM0015, 4.00%, 2/1/2045	112,992	121,118

Pool # MA2193, 4.50%, 2/1/2045	20,056	21,633

Pool # FM3414, 4.00%, 3/1/2045	742,976	790,431

Pool # BM3398, 3.50%, 4/1/2045	16,283	17,123

Pool # CA2709, 4.00%, 9/1/2045	1,351,976	1,448,878

Pool # AS5851, 4.50%, 9/1/2045	14,408	15,468

Pool # AS6184, 3.50%, 11/1/2045	152,784	160,407

Pool # BA0315, 3.50%, 11/1/2045	440,951	460,935

Pool # FM1869, 4.00%, 11/1/2045	76,077	80,095

Pool # BM4833, 3.00%, 12/1/2045	636,048	652,195

Pool # FM1708, 3.00%, 12/1/2045	45,528	46,920

Pool # BC0066, 3.50%, 12/1/2045	34,632	36,267

Pool # FM3413, 4.00%, 1/1/2046	94,301	101,424

Pool # FM2323, 4.00%, 2/1/2046	45,997	49,259

Pool # AL9128, 4.50%, 2/1/2046	23,648	25,583

Pool # AS6811, 3.00%, 3/1/2046	34,355	35,240

Pool # BM4834, 3.00%, 3/1/2046	33,101	34,100

Pool # FM1782, 4.00%, 3/1/2046	14,452	15,533

Pool # FM2195, 4.00%, 3/1/2046	34,282	36,620

Pool # AS7003, 3.00%, 4/1/2046	45,959	47,112

Pool # AS7198, 4.50%, 5/1/2046	124,795	134,578

Pool # BD0166, 2.50%, 6/1/2046	135,449	134,646

Pool # BM5168, 2.50%, 6/1/2046	27,667	27,604

Pool # BC6105, 3.50%, 6/1/2046	1,101,533	1,154,259

Pool # FM1780, 4.00%, 7/1/2046	781,094	836,939

Pool # AS7660, 2.50%, 8/1/2046	260,726	259,177

Pool # MA2730, 2.50%, 8/1/2046	37,160	36,758

Pool # FM3810, 3.00%, 10/1/2046	121,317	124,709

Pool # AL9385, 3.00%, 11/1/2046	57,982	59,418

Pool # MA2806, 3.00%, 11/1/2046	177,644	181,387

Pool # BM3288, 3.50%, 12/1/2046	25,381	26,619

Pool # BM4990, 2.50%, 1/1/2047	13,342	13,312

Pool # FM2807, 3.00%, 1/1/2047	93,509	95,915

Pool # 890856, 3.50%, 1/1/2047	146,369	153,489

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Pool # FM3374, 3.50%, 1/1/2047	180,245	189,518

Pool # FM0041, 3.00%, 2/1/2047	684,126	700,805

Pool # BM5955, 4.00%, 2/1/2047	44,096	47,233

Pool # BM5270, 4.50%, 2/1/2047	19,395	21,041

Pool # BM4350, 3.00%, 3/1/2047	910,720	934,025

Pool # MA2920, 3.00%, 3/1/2047	8,838	9,051

Pool # FM3107, 3.50%, 3/1/2047	303,028	316,726

Pool # AS9313, 4.00%, 3/1/2047	19,820	21,041

Pool # FM4735, 3.00%, 4/1/2047	176,244	180,606

Pool # FM6073, 4.00%, 4/1/2047	1,423,569	1,505,359

Pool # AS9480, 4.50%, 4/1/2047	36,375	38,979

Pool # FM1772, 4.50%, 5/1/2047	19,087	20,688

Pool # BD0667, 4.50%, 6/1/2047	491,204	522,976

Pool # AS9937, 3.00%, 7/1/2047	672,387	688,712

Pool # AS9946, 3.50%, 7/1/2047	48,208	50,217

Pool # BM1568, 3.50%, 7/1/2047	80,282	84,573

Pool # BH7375, 3.50%, 8/1/2047	54,160	56,354

Pool # CA0148, 4.50%, 8/1/2047	17,146	18,192

Pool # CA0850, 3.00%, 9/1/2047	40,963	41,827

Pool # MA3147, 3.00%, 10/1/2047	45,229	46,152

Pool # BM2003, 4.00%, 10/1/2047	193,342	203,853

Pool # BH9392, 3.50%, 11/1/2047	16,594	17,189

Pool # CA0681, 3.50%, 11/1/2047	264,135	277,480

Pool # FM0028, 3.00%, 12/1/2047	54,690	56,145

Pool # MA3209, 3.00%, 12/1/2047	317,649	323,315

Pool # FM1420, 3.50%, 12/1/2047	247,418	259,446

Pool # CA4015, 3.00%, 1/1/2048	10,614	10,835

Pool # BJ6154, 3.50%, 1/1/2048	204,630	212,000

Pool # MA3238, 3.50%, 1/1/2048	57,907	59,935

Pool # BJ5910, 3.50%, 2/1/2048	222,505	234,667

Pool # MA3305, 3.50%, 3/1/2048	245,629	254,572

Pool # FM3494, 2.50%, 4/1/2048	12,674	12,599

Pool # CA2687, 3.00%, 5/1/2048	24,805	25,419

Pool # BM4054, 4.00%, 5/1/2048	112,672	119,255

Pool # MA3425, 3.00%, 6/1/2048	39,209	39,821

Pool # BM4757, 3.50%, 7/1/2048	46,005	48,191

Pool # FM3438, 3.00%, 8/1/2048	769,314	788,048

Pool # BM2007, 4.00%, 9/1/2048	5,469	5,725

Pool # CA2368, 4.00%, 9/1/2048	34,762	36,611

Pool # MA3472, 5.00%, 9/1/2048	12,841	13,900

Pool # CA4655, 3.50%, 10/1/2048	105,932	110,560

Pool # MA3495, 4.00%, 10/1/2048	36,234	37,888

Pool # CA2432, 4.50%, 10/1/2048	63,004	67,508

Pool # FM7895, 3.50%, 11/1/2048	316,053	331,351

Pool # FM1248, 4.50%, 11/1/2048	22,844	24,267

Pool # CA2797, 4.50%, 12/1/2048	748,839	809,638

SEE NOTES TO FINANCIAL STATEMENTS.

174	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued

Pool # FM0030, 3.00%, 2/1/2049	57,607	59,003

Pool # FM6237, 3.50%, 4/1/2049	667,587	702,113

Pool # MA3637, 3.50%, 4/1/2049	22,210	22,947

Pool # MA3638, 4.00%, 4/1/2049	21,327	22,291

Pool # BN5418, 4.50%, 4/1/2049	24,720	26,502

Pool # MA3664, 4.00%, 5/1/2049	10,958	11,448

Pool # FM4074, 4.50%, 5/1/2049	354,796	379,891

Pool # CA4358, 3.50%, 7/1/2049	18,866	19,498

Pool # FM1672, 4.50%, 7/1/2049	935,899	1,016,379

Pool # MA3745, 3.50%, 8/1/2049	102,502	105,598

Pool # MA3746, 4.00%, 8/1/2049	16,356	17,080

Pool # FM1385, 5.00%, 8/1/2049	468,002	521,466

Pool # BO4012, 3.00%, 9/1/2049	118,532	120,450

Pool # FM1449, 3.50%, 9/1/2049	165,771	171,277

Pool # FM4430, 3.50%, 9/1/2049	661,214	683,750

Pool # FM3572, 4.50%, 9/1/2049	97,507	104,496

Pool # MA3803, 3.50%, 10/1/2049	50,093	51,683

Pool # MA3833, 2.50%, 11/1/2049	142,949	142,098

Pool # BK0350, 3.00%, 11/1/2049	1,203,091	1,224,435

Pool # MA3870, 2.50%, 12/1/2049	220,463	219,013

Pool # FM2363, 3.00%, 1/1/2050	2,258,632	2,306,019

Pool # MA3905, 3.00%, 1/1/2050	1,021,839	1,033,143

Pool # CA5021, 3.50%, 1/1/2050	48,534	50,126

Pool # FM5922, 3.50%, 1/1/2050	419,630	435,225

Pool # MA3906, 3.50%, 1/1/2050	47,349	48,914

Pool # CA5135, 2.50%, 2/1/2050	152,167	151,254

Pool # MA3936, 2.50%, 2/1/2050	164,037	162,959

Pool # FM2733, 2.50%, 3/1/2050	114,946	114,212

Pool # FM4883, 2.50%, 3/1/2050	2,120,750	2,108,078

Pool # FM4372, 3.50%, 3/1/2050	696,941	721,358

Pool # BP2403, 3.50%, 4/1/2050	348,773	359,536

Pool # BP5001, 2.50%, 5/1/2050	664,644	658,495

Pool # FM3257, 3.00%, 5/1/2050	288,291	295,134

Pool # BK2753, 2.50%, 7/1/2050	1,052,281	1,043,147

Pool # MA4078, 2.50%, 7/1/2050	397,528	393,694

Pool # BP6626, 2.00%, 8/1/2050	2,559,191	2,462,640

Pool # MA4100, 2.00%, 8/1/2050	1,209,705	1,164,381

Pool # BP9500, 2.50%, 8/1/2050	101,977	100,969

Pool # BQ0723, 3.50%, 8/1/2050	1,313,923	1,356,477

Pool # FM5750, 4.00%, 8/1/2050	443,543	462,983

Pool # MA4119, 2.00%, 9/1/2050	163,009	156,898

Pool # BK3044, 2.50%, 9/1/2050	857,520	848,912

Pool # BP6702, 2.50%, 9/1/2050	644,456	638,364

Pool # FM8260, 4.00%, 9/1/2050	653,056	692,415

Pool # MA4158, 2.00%, 10/1/2050	1,897,136	1,825,931

Pool # MA4159, 2.50%, 10/1/2050	652,755	646,005

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Pool # MA4182, 2.00%, 11/1/2050	1,988,763	1,914,039

Pool # CA7603, 2.50%, 11/1/2050	364,505	360,293

Pool # MA4183, 2.50%, 11/1/2050	2,941,000	2,910,494

Pool # CA8222, 1.50%, 12/1/2050	1,594,797	1,481,382

Pool # MA4209, 1.50%, 12/1/2050	1,386,623	1,288,199

Pool # BQ5160, 2.00%, 12/1/2050	2,900,517	2,800,371

Pool # FM5849, 2.00%, 12/1/2050	955,867	919,830

Pool # MA4208, 2.00%, 12/1/2050	512,182	492,915

Pool # BR2807, 2.50%, 12/1/2050	1,418,769	1,410,254

Pool # MA4210, 2.50%, 12/1/2050	1,641,630	1,624,315

Pool # FM5597, 2.00%, 1/1/2051	236,036	227,107

Pool # FM6241, 2.00%, 1/1/2051	4,174,911	4,015,445

Pool # FM5854, 2.50%, 1/1/2051	216,725	214,360

Pool # MA4254, 1.50%, 2/1/2051	369,434	343,177

Pool # CA9190, 2.00%, 2/1/2051	929,184	893,790

Pool # FM6037, 2.00%, 2/1/2051	1,931,938	1,866,150

Pool # FM6126, 2.00%, 2/1/2051	234,685	225,796

Pool # MA4255, 2.00%, 2/1/2051	5,144,614	4,949,233

Pool # BR3515, 2.50%, 2/1/2051	191,363	189,136

Pool # FM6244, 2.00%, 3/1/2051	945,190	909,399

Pool # MA4281, 2.00%, 3/1/2051	282,858	272,111

Pool # FM6523, 2.50%, 3/1/2051	342,482	338,496

Pool # FM6764, 2.50%, 3/1/2051	945,978	935,606

Pool # FM6537, 2.00%, 4/1/2051	4,192,057	4,037,081

Pool # MA4306, 2.50%, 4/1/2051	279,575	276,399

Pool # FM7099, 3.00%, 4/1/2051	1,355,368	1,384,818

Pool # MA4325, 2.00%, 5/1/2051	2,523,740	2,423,957

Pool # FM7066, 2.50%, 5/1/2051	953,756	951,320

Pool # MA4355, 2.00%, 6/1/2051	471,675	453,418

Pool # CB0727, 2.50%, 6/1/2051	1,588,642	1,570,646

Pool # FM7418, 2.50%, 6/1/2051	995,999	984,723

Pool # FM8194, 2.00%, 7/1/2051	388,521	373,597

Pool # MA4378, 2.00%, 7/1/2051	2,286,373	2,197,551

Pool # CB1027, 2.50%, 7/1/2051	288,506	285,192

Pool # MA4379, 2.50%, 7/1/2051	694,533	686,057

Pool # MA4380, 3.00%, 7/1/2051	261,757	264,921

Pool # FM8278, 3.50%, 7/1/2051	503,387	518,966

Pool # BT9030, 2.00%, 8/1/2051	193,397	185,792

Pool # MA4398, 2.00%, 8/1/2051	288,574	277,315

Pool # BR2236, 2.50%, 8/1/2051	289,826	286,486

Pool # BR2237, 2.50%, 8/1/2051	569,064	562,464

Pool # BR2258, 2.50%, 8/1/2051	188,176	185,993

Pool # CB1276, 2.50%, 8/1/2051	818,783	809,380

Pool # MA4399, 2.50%, 8/1/2051	1,598,631	1,580,089

Pool # MA4401, 3.50%, 8/1/2051	165,533	170,635

Pool # BT0240, 2.00%, 9/1/2051	195,274	187,589

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	175

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued

Pool # MA4413, 2.00%, 9/1/2051	828,341	795,906

Pool # MA4414, 2.50%, 9/1/2051	574,190	567,537

Pool # MA4437, 2.00%, 10/1/2051	831,904	799,217

Pool # MA4438, 2.50%, 10/1/2051	580,845	574,296

Pool # MA4464, 1.50%, 11/1/2051	592,443	550,229

Pool # MA4465, 2.00%, 11/1/2051	1,379,046	1,324,393

Pool # MA4492, 2.00%, 12/1/2051	1,188,313	1,141,680

Pool # FM9868, 2.50%, 12/1/2051	595,408	589,523

Pool # FM9870, 2.50%, 12/1/2051	597,474	590,283

Pool # MA4493, 2.50%, 12/1/2051	986,202	974,165

Pool # MA4511, 2.00%, 1/1/2052	897,718	862,144

Pool # MA4512, 2.50%, 1/1/2052	500,000	493,897

Pool # MA4547, 2.00%, 2/1/2052	498,672	478,936

Pool # MA4548, 2.50%, 2/1/2052	498,135	492,060

FNMA/FHLMC UMBS, Single Family, 30 Year

TBA, 2.00%, 3/25/2052 (a)	4,300,000	4,124,641

TBA, 2.50%, 3/25/2052 (a)	8,900,000	8,780,754

TBA, 3.00%, 3/25/2052 (a)	5,400,000	5,454,000

TBA, 3.50%, 3/25/2052 (a)	600,000	617,906

GNMA I, 30 Year

Pool # 704155, 5.50%, 1/15/2039	19,244	21,702

Pool # 726769, 5.00%, 9/15/2039	14,029	15,544

Pool # 721340, 5.00%, 12/15/2039	48,755	54,043

Pool # 754439, 3.50%, 12/15/2041	120,642	127,488

Pool # 711674, 3.00%, 9/15/2042	48,831	50,457

Pool # 783748, 3.50%, 4/15/2043	70,985	75,091

Pool # 784660, 4.00%, 4/15/2043	6,639	7,135

Pool # AC2224, 3.50%, 6/15/2043	50,064	52,789

Pool # 785088, 3.50%, 7/15/2043	65,952	70,240

Pool # AJ4151, 4.00%, 9/15/2044	246,402	260,323

Pool # AL9314, 3.00%, 3/15/2045	46,073	47,374

Pool # 784664, 4.00%, 4/15/2045	25,413	27,555

Pool # AO0544, 3.00%, 8/15/2045	27,856	28,531

Pool # 627030, 3.00%, 12/15/2045	22,732	23,488

Pool # 784429, 3.00%, 8/15/2046	92,011	94,747

Pool # 784652, 4.00%, 11/15/2047	544,707	592,881

Pool # 784766, 3.50%, 3/15/2048	742,860	780,563

GNMA II, 15 Year

Pool # MA0513, 2.50%, 11/20/2027	75,333	76,211

Pool # MA4625, 3.50%, 8/20/2032	27,280	28,295

Pool # MA6906, 2.50%, 10/20/2035	457,328	466,285

GNMA II, 30 Year

Pool # 711773, 3.50%, 6/20/2033	61,510	63,546

Pool # 3459, 5.50%, 10/20/2033	55,035	61,258

Pool # AQ5932, 3.50%, 1/20/2036	85,734	88,554

Pool # 4222, 6.00%, 8/20/2038	10,438	11,949

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Pool # 709148, 4.50%, 2/20/2039	29,634	31,104

Pool # 4446, 4.50%, 5/20/2039	3,211	3,493

Pool # 4467, 4.00%, 6/20/2039	14,519	15,536

Pool # 4468, 4.50%, 6/20/2039	2,816	3,064

Pool # 4494, 4.00%, 7/20/2039	15,500	16,584

Pool # 4495, 4.50%, 7/20/2039	12,227	13,304

Pool # 4519, 4.50%, 8/20/2039	4,541	4,940

Pool # 4558, 4.50%, 10/20/2039	3,795	4,129

Pool # 4576, 4.00%, 11/20/2039	7,177	7,678

Pool # 4598, 4.50%, 12/20/2039	7,456	8,112

Pool # 4617, 4.50%, 1/20/2040	4,020	4,374

Pool # 4636, 4.50%, 2/20/2040	5,806	6,317

Pool # 4656, 4.00%, 3/20/2040	11,449	12,249

Pool # 4677, 4.00%, 4/20/2040	31,259	33,445

Pool # 4678, 4.50%, 4/20/2040	1,399	1,522

Pool # 4695, 4.00%, 5/20/2040	3,486	3,730

Pool # 4696, 4.50%, 5/20/2040	1,400	1,524

Pool # 4712, 4.00%, 6/20/2040	5,151	5,512

Pool # 4800, 4.00%, 9/20/2040	5,560	5,949

Pool # 737727, 4.00%, 12/20/2040	47,825	51,323

Pool # 4945, 4.00%, 2/20/2041	12,137	12,986

Pool # 759342, 4.50%, 2/20/2041	246,434	264,634

Pool # 4950, 5.50%, 2/20/2041	22,018	25,051

Pool # 4976, 3.50%, 3/20/2041	13,515	14,282

Pool # 4977, 4.00%, 3/20/2041	22,145	23,694

Pool # 5016, 4.00%, 4/20/2041	8,667	9,274

Pool # 5054, 4.00%, 5/20/2041	13,626	14,580

Pool # 5114, 4.00%, 7/20/2041	1,762	1,885

Pool # 779497, 3.50%, 10/20/2041	10,285	10,730

Pool # 5233, 4.00%, 11/20/2041	2,147	2,297

Pool # 5258, 3.50%, 12/20/2041	128,900	136,979

Pool # 5259, 4.00%, 12/20/2041	8,149	8,719

Pool # 5279, 3.50%, 1/20/2042	24,022	25,529

Pool # 5330, 3.00%, 3/20/2042	15,338	15,822

Pool # 754406, 3.50%, 5/20/2042	59,411	62,657

Pool # MA0220, 3.50%, 7/20/2042	10,156	10,691

Pool # MA0318, 3.50%, 8/20/2042	142,402	149,537

Pool # 796468, 4.00%, 9/20/2042	21,911	23,234

Pool # AA6040, 3.00%, 1/20/2043	114,789	118,022

Pool # AD1584, 3.00%, 1/20/2043	139,833	144,378

Pool # AD2125, 3.50%, 1/20/2043	97,213	103,255

Pool # AA6054, 3.00%, 2/20/2043	214,446	223,114

Pool # AD1744, 3.00%, 2/20/2043	18,125	18,858

Pool # 783755, 3.00%, 4/20/2043	141,555	146,070

Pool # 783976, 3.50%, 4/20/2043	23,610	24,778

Pool # MA1012, 3.50%, 5/20/2043	120,872	128,368

SEE NOTES TO FINANCIAL STATEMENTS.

176	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued

Pool # MA1157, 3.50%, 7/20/2043	24,027	25,534

Pool # MA1284, 3.00%, 9/20/2043	18,944	19,542

Pool # 785065, 3.50%, 10/20/2043	266,467	280,538

Pool # MA1376, 4.00%, 10/20/2043	115,323	123,397

Pool # AI7106, 4.00%, 6/20/2044	50,385	52,630

Pool # 784026, 3.50%, 12/20/2044	200,190	219,916

Pool # MA2678, 3.50%, 3/20/2045	154,610	162,265

Pool # MA2679, 4.00%, 3/20/2045	52,755	56,442

Pool # MA2753, 3.00%, 4/20/2045	78,485	80,580

Pool # 626942, 3.00%, 5/20/2045	163,770	169,400

Pool # MA2825, 3.00%, 5/20/2045	198,811	205,094

Pool # MA2829, 5.00%, 5/20/2045	28,736	32,099

Pool # 784800, 3.00%, 6/20/2045	39,405	40,687

Pool # AM9881, 3.00%, 6/20/2045	21,987	22,561

Pool # MA3247, 5.00%, 11/20/2045	26,138	29,276

Pool # AO9442, 3.50%, 12/20/2045	22,515	23,677

Pool # 784119, 3.00%, 2/20/2046	171,306	176,263

Pool # MA3458, 5.50%, 2/20/2046	37,522	42,130

Pool # MA3520, 3.00%, 3/20/2046	467,183	479,632

Pool # MA3735, 3.00%, 6/20/2046	320,487	329,037

Pool # AT7138, 3.50%, 6/20/2046	324,224	339,668

Pool # MA3935, 2.50%, 9/20/2046	82,332	82,844

Pool # 784768, 3.00%, 9/20/2046	88,963	92,830

Pool # AT8215, 3.00%, 9/20/2046	25,511	26,388

Pool # MA4002, 2.50%, 10/20/2046	456,124	457,580

Pool # AW0199, 3.00%, 10/20/2046	51,301	52,391

Pool # MA4068, 3.00%, 11/20/2046	13,549	13,886

Pool # MA4072, 5.00%, 11/20/2046	28,487	31,968

Pool # MA4125, 2.50%, 12/20/2046	418,495	421,101

Pool # MA4126, 3.00%, 12/20/2046	63,329	64,983

Pool # MA4260, 2.50%, 2/20/2047	72,795	73,114

Pool # AZ3119, 3.50%, 3/20/2047	41,657	43,308

Pool # AZ7084, 3.50%, 4/20/2047	108,197	111,775

Pool # MA4511, 4.00%, 6/20/2047	205,662	216,344

Pool # BA5041, 5.00%, 6/20/2047	97,834	104,694

Pool # MA4584, 2.50%, 7/20/2047	92,150	92,453

Pool # MA4718, 3.00%, 9/20/2047	8,815	9,045

Pool # MA4721, 4.50%, 9/20/2047	39,621	42,370

Pool # MA4836, 3.00%, 11/20/2047	425,989	437,352

Pool # BC2742, 3.50%, 11/20/2047	656,034	683,777

Pool # BD6940, 3.50%, 12/20/2047	235	244

Pool # MA4900, 3.50%, 12/20/2047	106,060	110,598

Pool # MA5019, 3.50%, 2/20/2048	278,242	289,886

Pool # MA5077, 3.50%, 3/20/2048	41,416	43,259

Pool # MA5138, 4.50%, 4/20/2048	17,298	18,288

Pool # 785033, 3.50%, 5/20/2048	253,332	273,984

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Pool # MA5194, 5.00%, 5/20/2048	108,275	115,505

Pool # MA5329, 3.50%, 7/20/2048	9,976	10,386

Pool # MA5468, 5.00%, 9/20/2048	8,676	9,221

Pool # MA5527, 3.50%, 10/20/2048	37,188	38,637

Pool # MA5595, 4.00%, 11/20/2048	46,009	48,176

Pool # BJ6759, 4.50%, 11/20/2048	418,319	439,662

Pool # MA5650, 3.50%, 12/20/2048	15,075	15,684

Pool # MA5651, 4.00%, 12/20/2048	220,601	231,709

Pool # MA5709, 3.50%, 1/20/2049	104,423	108,776

Pool # BI6473, 4.00%, 1/20/2049	1,230,393	1,306,854

Pool # BJ9901, 3.00%, 2/20/2049	57,432	59,414

Pool # MA5930, 3.50%, 5/20/2049	13,690	14,154

Pool # MA5983, 2.50%, 6/20/2049	149,032	149,962

Pool # MA5985, 3.50%, 6/20/2049	55,194	57,063

Pool # MA5987, 4.50%, 6/20/2049	50,626	53,301

Pool # MA5988, 5.00%, 6/20/2049	9,910	10,519

Pool # MA6039, 3.50%, 7/20/2049	93,057	96,210

Pool # BM5450, 4.50%, 7/20/2049	74,657	79,271

Pool # MA6220, 4.00%, 10/20/2049	248,658	259,502

Pool # BR4627, 3.00%, 11/20/2049	520,412	540,194

Pool # 785067, 3.50%, 12/20/2049	475,653	493,163

Pool # MA6478, 5.00%, 2/20/2050	33,192	35,579

Pool # MA6542, 3.50%, 3/20/2050	311,729	322,202

Pool # MA6545, 5.00%, 3/20/2050	38,057	40,588

Pool # BV1348, 2.50%, 6/20/2050	106,668	104,852

Pool # MA6709, 2.50%, 6/20/2050	846,574	848,388

Pool # MA6818, 2.00%, 8/20/2050	1,524,614	1,497,080

Pool # BY8818, 2.00%, 10/20/2050	600,880	588,356

Pool # 785401, 2.50%, 10/20/2050	837,609	841,850

Pool # MA6994, 2.00%, 11/20/2050	1,669,914	1,639,605

Pool # BY8832, 2.50%, 11/20/2050	530,007	530,389

Pool # MA7051, 2.00%, 12/20/2050	2,580,400	2,533,446

Pool # CA4485, 2.50%, 12/20/2050	692,542	692,430

Pool # MA7052, 2.50%, 12/20/2050	1,084,225	1,085,602

Pool # MA7055, 4.00%, 12/20/2050	306,981	319,621

Pool # MA7135, 2.00%, 1/20/2051	2,949,199	2,894,291

Pool # MA7254, 2.00%, 3/20/2051	1,276,608	1,251,344

Pool # MA7311, 2.00%, 4/20/2051	3,013,270	2,956,348

Pool # 785449, 3.00%, 4/20/2051	341,510	352,483

Pool # MA7367, 2.50%, 5/20/2051	1,743,498	1,744,749

Pool # MA7368, 3.00%, 5/20/2051	551,180	561,213

Pool # MA7417, 2.00%, 6/20/2051	3,514,985	3,445,366

Pool # MA7418, 2.50%, 6/20/2051	1,920,965	1,922,347

Pool # MA7420, 3.50%, 6/20/2051	527,019	544,725

Pool # MA7471, 2.00%, 7/20/2051	2,816,857	2,761,308

Pool # MA7472, 2.50%, 7/20/2051	912,265	912,922

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	177

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued

Pool # MA7473, 3.00%, 7/20/2051	597,960	608,845

Pool # MA7533, 2.00%, 8/20/2051	1,165,680	1,142,197

Pool # MA7588, 2.00%, 9/20/2051	1,174,549	1,150,613

Pool # MA7589, 2.50%, 9/20/2051	487,072	487,423

Pool # MA7766, 2.00%, 12/20/2051	2,485,569	2,433,635

Pool # MA7826, 2.00%, 1/20/2052	498,624	488,212

GNMA II, Single Family, 30 Year

TBA, 2.00%, 3/15/2052 (a)	1,500,000	1,466,484

TBA, 2.50%, 3/15/2052 (a)	3,800,000	3,796,883

TBA, 3.00%, 3/15/2052 (a)	1,200,000	1,219,922

Total Mortgage-Backed Securities (Cost $293,358,755)		283,321,081

Corporate Bonds — 25.0%

Auto Components — 0.2%

Aptiv plc

2.40%, 2/18/2025	770,000	769,234

4.40%, 10/1/2046	216,000	222,707

5.40%, 3/15/2049	90,000	105,436

3.10%, 12/1/2051	546,000	461,097

Lear Corp.

4.25%, 5/15/2029	83,000	87,898

5.25%, 5/15/2049	483,000	541,308

		2,187,680

Banks — 1.4%

Discover Bank

4.25%, 3/13/2026 (b)	636,000	672,668

3.45%, 7/27/2026	90,000	92,576

4.65%, 9/13/2028	960,000	1,042,075

Kreditanstalt fuer Wiederaufbau (Germany)

2.63%, 2/28/2024	36,000	36,800

0.25%, 3/8/2024	371,000	361,760

0.50%, 9/20/2024	500,000	485,965

2.50%, 11/20/2024	75,000	76,718

0.38%, 7/18/2025	198,000	189,088

0.63%, 1/22/2026	72,000	68,778

1.00%, 10/1/2026	403,000	389,150

1.75%, 9/14/2029	70,000	69,231

Zero Coupon, 4/18/2036	263,000	194,734

Zero Coupon, 6/29/2037	872,000	629,738

Landwirtschaftliche Rentenbank (Germany)

2.00%, 1/13/2025	498,000	502,527

2.38%, 6/10/2025	75,000	76,434

0.88%, 9/3/2030	107,000	98,145

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Banks — continued

NatWest Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.15%), 2.36%, 5/22/2024 (c)	1,179,000	1,181,413

Oesterreichische Kontrollbank AG (Austria)

1.50%, 2/12/2025	160,000	158,973

0.50%, 2/2/2026	130,000	123,201

Royal Bank of Canada (Canada)

1.60%, 4/17/2023	423,000	423,608

2.55%, 7/16/2024	350,000	353,500

2.25%, 11/1/2024	2,242,000	2,243,669

0.88%, 1/20/2026	1,155,000	1,090,735

SVB Financial Group

3.50%, 1/29/2025	947,000	976,049

1.80%, 10/28/2026	2,064,000	1,993,784

2.10%, 5/15/2028	392,000	375,280

		13,906,599

Beverages — 0.0% (d)

Brown-Forman Corp.

3.50%, 4/15/2025	36,000	37,427

4.00%, 4/15/2038	93,000	100,808

4.50%, 7/15/2045	269,000	309,566

		447,801

Biotechnology — 0.1%

Regeneron Pharmaceuticals, Inc.

1.75%, 9/15/2030	115,000	102,680

2.80%, 9/15/2050	1,271,000	1,048,617

		1,151,297

Building Products — 0.3%

Allegion plc 3.50%, 10/1/2029	365,000	370,660

Johnson Controls International plc

3.62%, 7/2/2024 (e)	437,000	451,269

1.75%, 9/15/2030	233,000	213,142

4.63%, 7/2/2044 (e)	1,029,000	1,157,337

4.95%, 7/2/2064 (e)	723,000	833,531

		3,025,939

Capital Markets — 4.8%

Affiliated Managers Group, Inc.

4.25%, 2/15/2024	370,000	385,520

3.30%, 6/15/2030	211,000	213,546

Ameriprise Financial, Inc.

3.70%, 10/15/2024	310,000	322,934

SEE NOTES TO FINANCIAL STATEMENTS.

178	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Capital Markets — continued

3.00%, 4/2/2025	200,000	203,600

2.88%, 9/15/2026	858,000	878,609

BlackRock, Inc.

3.20%, 3/15/2027	548,000	571,258

2.40%, 4/30/2030	553,000	539,975

Charles Schwab Corp. (The)

3.75%, 4/1/2024	327,000	338,530

3.20%, 3/2/2027	15,000	15,558

3.30%, 4/1/2027 (b)	1,197,000	1,247,655

2.00%, 3/20/2028	359,000	348,662

4.00%, 2/1/2029	451,000	486,609

3.25%, 5/22/2029	1,277,000	1,314,657

4.63%, 3/22/2030	513,000	581,855

CME Group, Inc.

3.00%, 9/15/2022	429,000	433,475

3.00%, 3/15/2025	131,000	134,500

3.75%, 6/15/2028	282,000	301,951

5.30%, 9/15/2043	389,000	496,883

4.15%, 6/15/2048	1,990,000	2,278,468

Deutsche Bank AG (Germany)

(SOFR + 2.58%), 3.96%, 11/26/2025 (c)	150,000	153,470

4.10%, 1/13/2026	1,608,000	1,674,821

(SOFR + 1.87%), 2.13%, 11/24/2026 (c)	1,889,000	1,818,570

Eaton Vance Corp.

3.63%, 6/15/2023	100,000	102,173

3.50%, 4/6/2027	972,000	1,006,816

Franklin Resources, Inc.

2.80%, 9/15/2022	25,000	25,243

1.60%, 10/30/2030	1,237,000	1,107,026

2.95%, 8/12/2051	1,142,000	987,033

Goldman Sachs Group, Inc. (The)

3.63%, 2/20/2024	37,000	38,018

3.85%, 7/8/2024	2,807,000	2,899,886

3.50%, 1/23/2025	25,000	25,723

(ICE LIBOR USD 3 Month + 1.16%), 3.81%, 4/23/2029 (c)	27,000	28,023

(ICE LIBOR USD 3 Month + 1.30%), 4.22%, 5/1/2029 (c)	1,435,000	1,521,117

(SOFR + 1.47%), 2.91%, 7/21/2042 (c)	1,416,000	1,265,082

4.80%, 7/8/2044	225,000	258,061

Intercontinental Exchange, Inc.

0.70%, 6/15/2023	3,449,000	3,409,770

3.00%, 9/15/2060	1,940,000	1,662,679

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Capital Markets — continued

Janus Henderson US Holdings, Inc. 4.88%, 8/1/2025	520,000	554,585

Jefferies Financial Group, Inc. 5.50%, 10/18/2023	370,000	381,723

Jefferies Group LLC

2.63%, 10/15/2031	129,000	119,941

6.25%, 1/15/2036	1,839,000	2,263,511

Lazard Group LLC

3.75%, 2/13/2025	2,124,000	2,202,835

3.63%, 3/1/2027	539,000	557,512

4.50%, 9/19/2028	228,000	244,662

4.38%, 3/11/2029	404,000	428,141

Legg Mason, Inc. 4.75%, 3/15/2026	283,000	307,928

Morgan Stanley

(SOFR + 0.46%), 0.53%, 1/25/2024 (c)	3,516,000	3,475,322

(SOFR + 0.62%), 0.73%, 4/5/2024 (c)	81,000	79,892

(SOFR + 1.15%), 2.72%, 7/22/2025 (c)	548,000	551,221

Series I, (SOFR + 0.75%), 0.86%, 10/21/2025 (c)	200,000	191,950

(SOFR + 0.56%), 1.16%, 10/21/2025 (c)	293,000	283,037

3.88%, 1/27/2026	500,000	522,226

(SOFR + 1.99%), 2.19%, 4/28/2026 (c)	100,000	98,658

(SOFR + 0.88%), 1.59%, 5/4/2027 (c)	110,000	104,799

(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028 (c)	42,000	43,390

(ICE LIBOR USD 3 Month + 1.63%), 4.43%, 1/23/2030 (c)	50,000	53,994

(SOFR + 1.20%), 2.51%, 10/20/2032 (c)	100,000	94,496

Morgan Stanley Domestic Holdings, Inc.

3.80%, 8/24/2027	40,000	41,830

4.50%, 6/20/2028	70,000	75,596

Nasdaq, Inc.

0.45%, 12/21/2022	85,000	84,465

4.25%, 6/1/2024	267,000	278,249

3.85%, 6/30/2026	1,291,000	1,351,959

2.50%, 12/21/2040 (b)	454,000	381,839

3.25%, 4/28/2050	633,000	573,824

Raymond James Financial, Inc. 4.65%, 4/1/2030	190,000	209,008

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	179

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Capital Markets — continued

S&P Global, Inc.

4.00%, 6/15/2025	510,000	537,176

2.95%, 1/22/2027 (b)	352,000	361,683

2.50%, 12/1/2029	611,000	599,682

1.25%, 8/15/2030	317,000	281,723

3.25%, 12/1/2049	487,000	466,901

2.30%, 8/15/2060	1,078,000	810,969

Stifel Financial Corp.

4.25%, 7/18/2024	467,000	486,336

4.00%, 5/15/2030	686,000	720,833

		48,899,652

Chemicals — 0.7%

EI du Pont de Nemours and Co.

1.70%, 7/15/2025	573,000	561,480

2.30%, 7/15/2030	1,803,000	1,740,406

NewMarket Corp. 2.70%, 3/18/2031	694,000	668,070

RPM International, Inc. 3.75%, 3/15/2027	241,000	253,691

Sherwin-Williams Co. (The)

3.13%, 6/1/2024	183,000	187,173

3.45%, 8/1/2025	148,000	152,309

4.50%, 6/1/2047	1,952,000	2,135,120

3.80%, 8/15/2049	442,000	440,335

2.90%, 3/15/2052	994,000	852,361

Syngenta Finance NV (Switzerland) 3.13%, 3/28/2022	6,000	6,002

		6,996,947

Communications Equipment — 0.6%

Cisco Systems, Inc.

2.60%, 2/28/2023	39,000	39,492

3.63%, 3/4/2024	2,374,000	2,463,486

3.50%, 6/15/2025	1,802,000	1,885,518

2.50%, 9/20/2026 (b)	872,000	891,187

5.90%, 2/15/2039	17,000	22,582

Juniper Networks, Inc.

3.75%, 8/15/2029	42,000	43,328

2.00%, 12/10/2030	1,141,000	1,022,316

		6,367,909

Construction Materials — 0.0% (d)

Eagle Materials, Inc. 2.50%, 7/1/2031	321,000	300,092

Consumer Finance — 1.5%

Ally Financial, Inc.

1.45%, 10/2/2023	433,000	427,841

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Consumer Finance — continued

3.88%, 5/21/2024	1,242,000	1,281,461

5.13%, 9/30/2024	403,000	427,487

4.63%, 3/30/2025	130,000	136,885

8.00%, 11/1/2031	355,000	467,460

American Express Co.

3.70%, 8/3/2023	778,000	798,887

3.40%, 2/22/2024	498,000	512,000

3.00%, 10/30/2024	232,000	237,267

4.20%, 11/6/2025 (b)	777,000	826,615

3.13%, 5/20/2026	190,000	195,169

3.30%, 5/3/2027 (f)	726,000	749,143

4.05%, 12/3/2042	2,493,000	2,737,636

Discover Financial Services

3.95%, 11/6/2024	1,192,000	1,238,204

4.10%, 2/9/2027	494,000	517,904

Synchrony Financial

4.50%, 7/23/2025	142,000	148,921

3.70%, 8/4/2026	1,118,000	1,139,121

3.95%, 12/1/2027	242,000	249,635

5.15%, 3/19/2029	3,371,000	3,687,006

		15,778,642

Containers & Packaging — 0.0% (d)

Avery Dennison Corp.

4.88%, 12/6/2028	156,000	173,822

2.65%, 4/30/2030	85,000	81,861

		255,683

Diversified Financial Services — 0.1%

Block Financial LLC

2.50%, 7/15/2028	48,000	45,826

3.88%, 8/15/2030	669,000	678,052

Private Export Funding Corp. Series PP, 1.40%, 7/15/2028	58,000	55,007

		778,885

Diversified Telecommunication Services — 0.0% (d)

Koninklijke KPN NV (Netherlands) 8.38%, 10/1/2030 (b)	355,000	477,228

Electric Utilities — 1.6%

Alabama Power Co.

Series 20-A, 1.45%, 9/15/2030	1,897,000	1,694,919

3.13%, 7/15/2051	32,000	28,882

Baltimore Gas and Electric Co.

3.35%, 7/1/2023	468,000	476,317

3.20%, 9/15/2049	13,000	12,161

2.90%, 6/15/2050	214,000	190,608

SEE NOTES TO FINANCIAL STATEMENTS.

180	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Electric Utilities — continued

Emera US Finance LP (Canada)

2.64%, 6/15/2031	1,225,000	1,144,303

4.75%, 6/15/2046	236,000	251,649

Enel Americas SA (Chile) 4.00%, 10/25/2026 (b)	793,000	816,981

Exelon Corp.

3.40%, 4/15/2026	20,000	20,643

4.05%, 4/15/2030	1,223,000	1,296,924

5.63%, 6/15/2035	160,000	190,143

4.70%, 4/15/2050	2,612,000	2,961,722

Georgia Power Co.

Series A, 2.20%, 9/15/2024	328,000	327,175

Series A, 3.25%, 3/15/2051	201,000	179,718

Hydro-Quebec (Canada) 8.50%, 12/1/2029	50,000	71,691

Iberdrola International BV (Spain)

5.81%, 3/15/2025	77,000	85,071

6.75%, 7/15/2036 (b)	157,000	214,670

Mississippi Power Co. Series B, 3.10%, 7/30/2051	50,000	44,422

Ohio Edison Co. 6.88%, 7/15/2036	400,000	539,551

Oklahoma Gas and Electric Co.

3.80%, 8/15/2028	400,000	419,964

3.30%, 3/15/2030	81,000	82,716

Southern Co. (The)

2.95%, 7/1/2023	106,000	107,342

Series A, 3.70%, 4/30/2030	3,319,000	3,422,602

4.40%, 7/1/2046	80,000	83,774

Tampa Electric Co.

2.40%, 3/15/2031	176,000	168,064

4.10%, 6/15/2042	200,000	211,083

4.35%, 5/15/2044	31,000	33,916

Union Electric Co.

8.45%, 3/15/2039	60,000	95,142

3.90%, 9/15/2042	800,000	831,325

		16,003,478

Electronic Equipment, Instruments & Components — 0.1%

Amphenol Corp.

2.05%, 3/1/2025	380,000	377,091

4.35%, 6/1/2029	51,000	55,376

2.80%, 2/15/2030	133,000	130,848

2.20%, 9/15/2031	561,000	518,715

		1,082,030

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Entertainment — 0.5%

Activision Blizzard, Inc.

3.40%, 9/15/2026	110,000	115,180

1.35%, 9/15/2030	3,442,000	3,065,797

4.50%, 6/15/2047 (b)	873,000	1,011,349

2.50%, 9/15/2050	95,000	79,754

Electronic Arts, Inc.

4.80%, 3/1/2026	353,000	383,647

1.85%, 2/15/2031	23,000	21,019

		4,676,746

Food & Staples Retailing — 0.3%

Ahold Finance USA LLC (Netherlands) 6.88%, 5/1/2029	216,000	269,781

Costco Wholesale Corp. 1.75%, 4/20/2032	2,155,000	1,985,062

Koninklijke Ahold Delhaize NV (Netherlands) 5.70%, 10/1/2040	491,000	633,381

		2,888,224

Food Products — 0.1%

Flowers Foods, Inc.

3.50%, 10/1/2026	487,000	507,729

2.40%, 3/15/2031	159,000	149,964

		657,693

Gas Utilities — 0.3%

National Fuel Gas Co.

5.20%, 7/15/2025	1,735,000	1,849,735

5.50%, 1/15/2026	355,000	384,901

4.75%, 9/1/2028	576,000	603,650

		2,838,286

Health Care Equipment & Supplies — 0.5%

DH Europe Finance II SARL 3.25%, 11/15/2039	308,000	301,674

Edwards Lifesciences Corp. 4.30%, 6/15/2028	1,013,000	1,097,424

Koninklijke Philips NV (Netherlands)

6.88%, 3/11/2038	536,000	732,549

5.00%, 3/15/2042	960,000	1,128,423

STERIS Irish FinCo. UnLtd Co. 3.75%, 3/15/2051	1,791,000	1,717,754

		4,977,824

Health Care Providers & Services — 0.1%

AmerisourceBergen Corp.

0.74%, 3/15/2023	242,000	239,941

3.25%, 3/1/2025 (b)	255,000	261,740

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	181

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Health Care Providers & Services — continued

3.45%, 12/15/2027	429,000	446,107

4.25%, 3/1/2045	350,000	362,317

4.30%, 12/15/2047	175,000	183,658

		1,493,763

Hotels, Restaurants & Leisure — 0.1%

Darden Restaurants, Inc.

3.85%, 5/1/2027 (b)	538,000	566,641

4.55%, 2/15/2048	738,000	752,300

		1,318,941

Household Durables — 0.2%

PulteGroup, Inc.

7.88%, 6/15/2032	40,000	54,062

6.00%, 2/15/2035	1,425,000	1,712,485

		1,766,547

Household Products — 0.1%

Church & Dwight Co., Inc.

3.15%, 8/1/2027	61,000	62,729

3.95%, 8/1/2047	659,000	710,900

		773,629

Independent Power and Renewable Electricity Producers — 0.0% (d)

Southern Power Co. Series F, 4.95%, 12/15/2046	25,000	27,540

Industrial Conglomerates — 0.0% (d)

Pentair Finance SARL 4.50%, 7/1/2029	264,000	285,279

Interactive Media & Services — 0.7%

Alphabet, Inc.

3.38%, 2/25/2024	819,000	847,897

0.45%, 8/15/2025	2,568,000	2,449,308

2.00%, 8/15/2026	2,029,000	2,033,898

2.05%, 8/15/2050	174,000	140,387

2.25%, 8/15/2060	1,571,000	1,257,886

		6,729,376

Internet & Direct Marketing Retail — 0.6%

Alibaba Group Holding Ltd. (China)

3.60%, 11/28/2024	201,000	206,623

4.50%, 11/28/2034	405,000	425,151

4.00%, 12/6/2037	202,000	197,432

3.15%, 2/9/2051	546,000	442,988

4.40%, 12/6/2057	1,800,000	1,769,914

3.25%, 2/9/2061	540,000	420,770

JD.com, Inc. (China)

3.88%, 4/29/2026	1,830,000	1,909,903

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Internet & Direct Marketing Retail — continued

4.13%, 1/14/2050	1,439,000	1,325,683

		6,698,464

IT Services — 0.2%

Amdocs Ltd. 2.54%, 6/15/2030	1,417,000	1,335,838

CGI, Inc. (Canada) 1.45%, 9/14/2026 (f)	500,000	475,659

		1,811,497

Life Sciences Tools & Services — 0.0% (d)

Agilent Technologies, Inc. 3.88%, 7/15/2023	334,000	341,838

PerkinElmer, Inc.

3.30%, 9/15/2029	142,000	142,941

2.55%, 3/15/2031	12,000	11,428

		496,207

Machinery — 0.2%

Dover Corp.

3.15%, 11/15/2025	438,000	451,538

2.95%, 11/4/2029	10,000	10,116

5.38%, 10/15/2035 (b)	283,000	334,809

IDEX Corp. 3.00%, 5/1/2030	1,139,000	1,127,838

Oshkosh Corp. 3.10%, 3/1/2030	588,000	576,170

		2,500,471

Media — 0.0% (d)

Interpublic Group of Cos., Inc. (The) 4.75%, 3/30/2030	228,000	252,861

Metals & Mining — 2.4%

ArcelorMittal SA (Luxembourg)

4.55%, 3/11/2026	515,000	540,834

6.75%, 3/1/2041 (e)	20,000	24,404

Barrick Gold Corp. (Canada) 6.45%, 10/15/2035	1,504,000	1,945,586

Freeport-McMoRan, Inc.

4.38%, 8/1/2028	1,818,000	1,847,281

5.45%, 3/15/2043	17,000	19,543

Newmont Corp.

2.80%, 10/1/2029	888,000	868,421

5.88%, 4/1/2035	353,000	431,231

6.25%, 10/1/2039	384,000	497,799

4.88%, 3/15/2042	369,000	424,198

5.45%, 6/9/2044	843,000	1,029,088

Rio Tinto Alcan, Inc. (Canada)

7.25%, 3/15/2031	1,188,000	1,579,301

6.13%, 12/15/2033	691,000	901,865

5.75%, 6/1/2035	106,000	133,916

SEE NOTES TO FINANCIAL STATEMENTS.

182	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Metals & Mining — continued

Rio Tinto Finance USA plc (Australia)

4.75%, 3/22/2042	339,000	397,478

4.13%, 8/21/2042	3,127,000	3,420,041

Southern Copper Corp. (Peru)

3.50%, 11/8/2022	94,000	95,096

3.88%, 4/23/2025	1,299,000	1,338,000

5.25%, 11/8/2042	178,000	207,321

5.88%, 4/23/2045 (b)	1,745,000	2,181,456

Vale Overseas Ltd. (Brazil)

6.25%, 8/10/2026	916,000	1,034,758

3.75%, 7/8/2030	2,696,000	2,662,963

6.88%, 11/10/2039 (b)	548,000	678,162

Vale SA (Brazil) 5.63%, 9/11/2042	2,111,000	2,331,396

		24,590,138

Multiline Retail — 0.2%

Dollar General Corp.

3.25%, 4/15/2023	524,000	531,702

3.50%, 4/3/2030	479,000	490,455

4.13%, 4/3/2050	779,000	804,416

		1,826,573

Multi-Utilities — 0.3%

Ameren Corp.

2.50%, 9/15/2024	662,000	663,461

3.65%, 2/15/2026	926,000	963,871

1.75%, 3/15/2028	222,000	207,898

3.50%, 1/15/2031	289,000	295,602

Southern Co. Gas Capital Corp.

2.45%, 10/1/2023	11,000	11,099

Series 20-A, 1.75%, 1/15/2031	683,000	606,827

4.40%, 6/1/2043	19,000	19,723

3.95%, 10/1/2046	15,000	14,770

4.40%, 5/30/2047	68,000	71,626

		2,854,877

Oil, Gas & Consumable Fuels — 2.7%

Burlington Resources LLC

7.20%, 8/15/2031	179,000	241,261

7.40%, 12/1/2031	250,000	347,591

5.95%, 10/15/2036	351,000	454,209

Canadian Natural Resources Ltd. (Canada)

2.95%, 1/15/2023	100,000	101,040

2.05%, 7/15/2025	1,747,000	1,720,778

5.85%, 2/1/2035	1,410,000	1,662,842

4.95%, 6/1/2047 (b)	1,200,000	1,353,699

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Oil, Gas & Consumable Fuels — continued

CNOOC Finance 2013 Ltd. (China) 3.00%, 5/9/2023	201,000	203,539

CNOOC Finance 2015 USA LLC (China) 3.50%, 5/5/2025	200,000	206,606

Conoco Funding Co. 7.25%, 10/15/2031	201,000	272,100

ConocoPhillips

3.75%, 10/1/2027 (f)	267,000	285,313

4.30%, 8/15/2028 (f)	110,000	120,532

5.90%, 10/15/2032	323,000	402,025

5.90%, 5/15/2038	30,000	38,825

6.50%, 2/1/2039	841,000	1,165,344

ConocoPhillips Co.

4.95%, 3/15/2026	828,000	907,231

4.30%, 11/15/2044	262,000	287,133

5.95%, 3/15/2046	33,000	44,834

Continental Resources, Inc.

3.80%, 6/1/2024	481,000	491,289

4.90%, 6/1/2044	176,000	177,358

Devon Energy Corp.

4.50%, 1/15/2030	2,847,000	2,973,894

7.95%, 4/15/2032	218,000	296,113

5.60%, 7/15/2041 (b)	1,610,000	1,882,072

Eni USA, Inc. (Italy) 7.30%, 11/15/2027	54,000	65,981

EOG Resources, Inc.

4.38%, 4/15/2030	411,000	454,566

3.90%, 4/1/2035	716,000	769,809

4.95%, 4/15/2050	313,000	380,198

Equinor ASA (Norway) 3.95%, 5/15/2043	56,000	59,168

Hess Corp.

7.88%, 10/1/2029	324,000	418,371

7.30%, 8/15/2031	1,397,000	1,779,067

5.60%, 2/15/2041	2,588,000	2,982,575

Magellan Midstream Partners LP

5.00%, 3/1/2026	490,000	532,832

3.25%, 6/1/2030 (b)	85,000	84,958

5.15%, 10/15/2043	335,000	369,165

4.25%, 9/15/2046 (b)	466,000	461,819

4.20%, 10/3/2047	350,000	343,918

4.85%, 2/1/2049	400,000	428,493

3.95%, 3/1/2050	721,000	682,558

Pioneer Natural Resources Co.

0.55%, 5/15/2023	1,549,000	1,529,281

1.90%, 8/15/2030	241,000	219,106

2.15%, 1/15/2031	200,000	184,606

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	183

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Oil, Gas & Consumable Fuels — continued

Tosco Corp. 8.13%, 2/15/2030	65,000	87,807

		27,469,906

Personal Products — 0.1%

Estee Lauder Cos., Inc. (The)

2.00%, 12/1/2024 (b)	210,000	210,932

3.15%, 3/15/2027	174,000	180,920

2.60%, 4/15/2030	58,000	57,626

6.00%, 5/15/2037	95,000	127,059

4.38%, 6/15/2045	191,000	219,872

4.15%, 3/15/2047	175,000	197,810

3.13%, 12/1/2049	323,000	315,132

		1,309,351

Pharmaceuticals — 1.1%

Johnson & Johnson

0.55%, 9/1/2025	713,000	678,900

2.95%, 3/3/2027	229,000	237,522

6.95%, 9/1/2029	50,000	66,265

3.63%, 3/3/2037	53,000	57,137

5.95%, 8/15/2037	25,000	33,903

3.40%, 1/15/2038	495,000	513,570

5.85%, 7/15/2038	125,000	166,719

2.10%, 9/1/2040	831,000	718,100

4.50%, 9/1/2040	73,000	85,385

4.85%, 5/15/2041	116,000	142,403

4.50%, 12/5/2043	25,000	29,473

3.70%, 3/1/2046	1,679,000	1,802,256

3.75%, 3/3/2047	218,000	237,256

3.50%, 1/15/2048	838,000	874,370

2.45%, 9/1/2060	282,000	234,366

Zoetis, Inc.

3.25%, 2/1/2023	868,000	876,942

3.00%, 9/12/2027	1,425,000	1,452,582

3.90%, 8/20/2028	630,000	666,706

2.00%, 5/15/2030	1,045,000	972,141

4.70%, 2/1/2043	205,000	236,309

3.95%, 9/12/2047 (b)	447,000	481,243

4.45%, 8/20/2048	305,000	346,988

		10,910,536

Professional Services — 0.3%

Thomson Reuters Corp. (Canada)

3.35%, 5/15/2026	1,342,000	1,386,772

5.85%, 4/15/2040	25,000	32,401

5.65%, 11/23/2043 (b)	1,201,000	1,538,096

		2,957,269

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Semiconductors & Semiconductor Equipment — 1.1%

Micron Technology, Inc. 4.98%, 2/6/2026	658,000	710,700

NVIDIA Corp.

0.31%, 6/15/2023	418,000	411,849

0.58%, 6/14/2024	105,000	102,159

2.85%, 4/1/2030	835,000	845,422

3.50%, 4/1/2050 (b)	538,000	551,643

3.70%, 4/1/2060	1,333,000	1,392,025

Texas Instruments, Inc.

1.13%, 9/15/2026	153,000	147,214

2.90%, 11/3/2027	212,000	219,853

2.25%, 9/4/2029	582,000	573,986

1.75%, 5/4/2030	532,000	501,445

1.90%, 9/15/2031	30,000	28,298

3.88%, 3/15/2039	669,000	729,168

4.15%, 5/15/2048 (b)	1,384,000	1,572,897

2.70%, 9/15/2051 (b)	2,822,000	2,547,120

TSMC Arizona Corp. (Taiwan)

1.75%, 10/25/2026	1,062,000	1,029,167

3.25%, 10/25/2051	488,000	465,289

		11,828,235

Software — 0.1%

Cadence Design Systems, Inc. 4.38%, 10/15/2024	865,000	908,170

Specialty Retail — 0.3%

Advance Auto Parts, Inc. 3.90%, 4/15/2030	1,576,000	1,632,828

Best Buy Co., Inc. 4.45%, 10/1/2028	334,000	359,964

O’Reilly Automotive, Inc. 3.90%, 6/1/2029	382,000	401,596

Tractor Supply Co. 1.75%, 11/1/2030	585,000	520,456

		2,914,844

Technology Hardware, Storage & Peripherals — 0.4%

HP, Inc.

2.20%, 6/17/2025	884,000	878,403

1.45%, 6/17/2026	1,383,000	1,311,763

3.00%, 6/17/2027	1,471,000	1,483,671

		3,673,837

Textiles, Apparel & Luxury Goods — 0.1%

Tapestry, Inc.

4.13%, 7/15/2027	15,000	15,695

3.05%, 3/15/2032	596,000	567,777

		583,472

SEE NOTES TO FINANCIAL STATEMENTS.

184	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Tobacco — 0.0% (d)

Altria Group, Inc.

5.38%, 1/31/2044	21,000	21,969

4.00%, 2/4/2061	484,000	402,804

		424,773

Trading Companies & Distributors — 0.2%

WW Grainger, Inc.

1.85%, 2/15/2025	836,000	829,226

4.60%, 6/15/2045	757,000	873,246

4.20%, 5/15/2047	212,000	235,636

		1,938,108

Wireless Telecommunication Services — 0.4%

America Movil SAB de CV (Mexico)

3.63%, 4/22/2029	2,978,000	3,074,293

6.38%, 3/1/2035	119,000	154,067

4.38%, 4/22/2049	1,013,000	1,115,075

		4,343,435

Total Corporate Bonds (Cost $268,517,244)		256,386,734

Commercial Mortgage-Backed Securities — 1.9%

Banc of America Commercial Mortgage Trust Series 2017-BNK3, Class A4, 3.57%, 2/15/2050	20,000	20,749

BANK

Series 2017-BNK4, Class ASB, 3.42%, 5/15/2050	30,000	30,705

Series 2019-BN16, Class A4, 4.01%, 2/15/2052	60,000	64,178

Series 2019-BN21, Class A5, 2.85%, 10/17/2052	60,000	59,946

Series 2019-BN23, Class A3, 2.92%, 12/15/2052	142,000	142,420

Series 2018-BN10, Class A5, 3.69%, 2/15/2061	20,000	20,961

Series 2018-BN10, Class AS, 3.90%, 2/15/2061 (g)	180,000	185,880

Series 2019-BN19, Class A3, 3.18%, 8/15/2061	100,000	102,167

Series 2018-BN13, Class C, 4.57%, 8/15/2061 ‡ (g)	500,000	516,684

Series 2019-BN22, Class A4, 2.98%, 11/15/2062	260,000	261,650

BBCMS Mortgage Trust Series 2018-C2, Class A5, 4.31%, 12/15/2051	40,000	43,435

Benchmark Mortgage Trust

Series 2018-B1, Class A5, 3.67%, 1/15/2051 (g)	50,000	52,347

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Series 2018-B2, Class B, 4.20%, 2/15/2051 ‡ (g)	20,000	20,976

Series 2018-B5, Class A4, 4.21%, 7/15/2051	110,000	118,999

Series 2018-B6, Class A2, 4.20%, 10/10/2051	37,779	38,664

Series 2018-B8, Class A5, 4.23%, 1/15/2052	40,000	43,378

Series 2019-B11, Class A2, 3.41%, 5/15/2052	300,000	306,074

Series 2020-B16, Class AM, 2.94%, 2/15/2053 ‡ (g)	180,000	176,268

Series 2019-B13, Class A3, 2.70%, 8/15/2057	450,000	444,102

Cantor Commercial Real Estate Lending Series 2019-CF2, Class AS, 3.12%, 11/15/2052	75,000	74,429

CD Mortgage Trust

Series 2017-CD6, Class ASB, 3.33%, 11/13/2050	20,000	20,474

Series 2017-CD6, Class AM, 3.71%, 11/13/2050 (g)	30,000	30,373

Series 2018-CD7, Class A3, 4.01%, 8/15/2051	400,000	421,900

CFCRE Commercial Mortgage Trust

Series 2017-C8, Class A4, REIT, 3.57%, 6/15/2050	30,000	30,863

Series 2016-C7, Class ASB, 3.64%, 12/10/2054	19,299	19,845

Citigroup Commercial Mortgage Trust

Series 2014-GC21, Class AAB, 3.48%, 5/10/2047	8,404	8,558

Series 2014-GC23, Class B, 4.17%, 7/10/2047 ‡ (g)	30,000	30,842

Series 2015-GC29, Class C, 4.14%, 4/10/2048 ‡ (g)	40,000	40,608

Series 2016-C1, Class AAB, 3.00%, 5/10/2049	83,409	84,728

Series 2019-GC43, Class A4, 3.04%, 11/10/2052	1,000,000	1,012,664

Commercial Mortgage Trust

Series 2013-CR9, Class A4, 4.25%, 7/10/2045 (g)	120,000	122,383

Series 2013-CR6, Class A4, 3.10%, 3/10/2046	20,000	20,098

Series 2013-CR7, Class A4, 3.21%, 3/10/2046	10,995	11,100

Series 2013-CR13, Class B, 4.88%, 11/10/2046 ‡ (g)	364,000	376,336

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	185

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Commercial Mortgage-Backed Securities — continued

Series 2014-UBS5, Class AM, 4.19%, 9/10/2047 (g)	40,000	41,157

Series 2014-CR20, Class A3, 3.33%, 11/10/2047	40,728	41,259

Series 2014-UBS6, Class A4, 3.38%, 12/10/2047	131,998	134,142

Series 2015-LC19, Class A4, 3.18%, 2/10/2048	250,000	253,852

Series 2015-LC21, Class AM, 4.04%, 7/10/2048 (g)	30,000	30,853

Series 2015-CR25, Class A4, 3.76%, 8/10/2048	30,000	31,031

Series 2015-PC1, Class A5, 3.90%, 7/10/2050	300,000	310,886

CSAIL Commercial Mortgage Trust

Series 2015-C3, Class A4, 3.72%, 8/15/2048	30,000	30,949

Series 2016-C5, Class A5, 3.76%, 11/15/2048	27,000	28,010

Series 2019-C15, Class A4, 4.05%, 3/15/2052	210,000	224,773

DBGS Mortgage Trust Series 2018-C1, Class A4, 4.47%, 10/15/2051	20,000	21,876

DBJPM Mortgage Trust Series 2017-C6, Class A5, 3.33%, 6/10/2050	20,000	20,549

FHLMC, Multi-Family Structured Pass-Through Certificates

Series K029, Class A2, 3.32%, 2/25/2023 (g)	145,049	147,195

Series K036, Class A2, 3.53%, 10/25/2023 (g)	162,000	165,792

Series K725, Class AM, 3.10%, 2/25/2024 (g)	50,000	51,135

Series K728, Class A2, 3.06%, 8/25/2024 (g)	49,370	50,717

Series K040, Class A2, 3.24%, 9/25/2024	70,000	72,176

Series K731, Class A2, 3.60%, 2/25/2025 (g)	50,000	51,991

Series K733, Class A2, 3.75%, 8/25/2025	500,000	524,389

Series K051, Class A2, 3.31%, 9/25/2025	40,000	41,696

Series K734, Class A2, 3.21%, 2/25/2026	370,000	384,015

Series K735, Class A2, 2.86%, 5/25/2026	50,000	51,545

Series K057, Class A2, 2.57%, 7/25/2026	63,000	64,263

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Series K063, Class A1, 3.05%, 8/25/2026	39,387	40,461

Series K072, Class A2, 3.44%, 12/25/2027	400,000	427,389

Series K084, Class A2, 3.78%, 10/25/2028 (g)	500,000	544,281

Series K096, Class A2, 2.52%, 7/25/2029	295,000	301,398

Series K099, Class A2, 2.60%, 9/25/2029	400,000	411,126

Series K100, Class A2, 2.67%, 9/25/2029	400,000	413,049

Series K102, Class A2, 2.54%, 10/25/2029	400,000	409,331

Series K159, Class A2, 3.95%, 11/25/2030 (g)	400,000	443,951

Series K125, Class A2, 1.85%, 1/25/2031	300,000	289,258

Series K-1512, Class A2, 2.99%, 5/25/2031	75,000	78,767

Series K156, Class A3, 3.70%, 6/25/2033 (g)	91,000	100,884

Series K-1512, Class A3, 3.06%, 4/25/2034	150,000	155,492

Series K-1513, Class A3, 2.80%, 8/25/2034	325,000	329,507

Series K-1514, Class A2, 2.86%, 10/25/2034	400,000	408,121

Series K-1518, Class A2, 1.86%, 10/25/2035	300,000	273,215

FNMA ACES

Series 2014-M2, Class A2, 3.51%, 12/25/2023 (g)	22,560	23,089

Series 2014-M3, Class A2, 3.50%, 1/25/2024 (g)	14,007	14,355

Series 2017-M10, Class AV2, 2.55%, 7/25/2024 (g)	46,830	47,611

Series 2016-M6, Class A1, 2.14%, 5/25/2026	3,354	3,360

Series 2016-M11, Class A1, 2.08%, 7/25/2026	37,640	37,797

Series 2017-M1, Class A2, 2.42%, 10/25/2026 (g)	168,492	170,703

Series 2017-M2, Class A2, 2.80%, 2/25/2027 (g)	405,404	419,534

Series 2017-M7, Class A2, 2.96%, 2/25/2027 (g)	325,698	335,995

Series 2017-M12, Class A2, 3.07%, 6/25/2027 (g)	166,078	174,681

Series 2018-M10, Class A2, 3.36%, 7/25/2028 (g)	40,000	43,021

SEE NOTES TO FINANCIAL STATEMENTS.

186	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Commercial Mortgage-Backed Securities — continued

Series 2018-M14, Class A2, 3.58%, 8/25/2028 (g)	450,000	489,305

Series 2019-M1, Class A2, 3.55%, 9/25/2028 (g)	85,000	92,394

Series 2019-M22, Class A2, 2.52%, 8/25/2029	650,000	664,460

GS Mortgage Securities Trust

Series 2012-GCJ9, Class A3, 2.77%, 11/10/2045	77,671	78,022

Series 2014-GC24, Class AAB, 3.65%, 9/10/2047	12,506	12,751

Series 2014-GC24, Class AS, 4.16%, 9/10/2047 (g)	170,000	173,897

Series 2015-GC28, Class A4, 3.14%, 2/10/2048	38,765	39,349

Series 2015-GC30, Class A4, 3.38%, 5/10/2050	25,000	25,549

Series 2018-GS9, Class A4, 3.99%, 3/10/2051 (g)	200,000	212,483

Series 2019-GSA1, Class A4, 3.05%, 11/10/2052	260,000	261,854

JPMBB Commercial Mortgage Securities Trust

Series 2013-C12, Class C, 4.09%, 7/15/2045 ‡ (g)	26,000	26,293

Series 2015-C29, Class B, 4.12%, 5/15/2048 ‡ (g)	40,000	40,670

Series 2015-C31, Class A3, 3.80%, 8/15/2048	39,093	40,475

JPMDB Commercial Mortgage Securities Trust

Series 2016-C2, Class B, 3.99%, 6/15/2049 (g)	20,000	19,689

Series 2017-C5, Class B, 4.01%, 3/15/2050 ‡ (g)	20,000	19,946

JPMorgan Chase Commercial Mortgage Securities Trust

Series 2012-C8, Class A3, 2.83%, 10/15/2045	7,260	7,291

Series 2012-LC9, Class A5, 2.84%, 12/15/2047	15,583	15,689

Morgan Stanley Bank of America Merrill Lynch Trust

Series 2013-C9, Class A4, 3.10%, 5/15/2046	30,000	30,199

Series 2015-C22, Class AS, 3.56%, 4/15/2048 ‡	40,000	40,270

Series 2015-C25, Class ASB, 3.38%, 10/15/2048	38,181	38,871

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Series 2015-C25, Class A5, 3.64%, 10/15/2048	40,000	41,231

Series 2016-C31, Class A5, 3.10%, 11/15/2049	450,000	456,822

Series 2016-C32, Class A4, 3.72%, 12/15/2049	295,000	307,175

Morgan Stanley Capital I Trust

Series 2016-UB12, Class A3, 3.34%, 12/15/2049	540,925	550,501

Series 2017-H1, Class C, 4.28%, 6/15/2050 ‡ (g)	25,000	25,149

Series 2019-L2, Class A4, 4.07%, 3/15/2052	50,000	53,947

Series 2019-L3, Class A4, 3.13%, 11/15/2052	100,000	101,837

UBS Commercial Mortgage Trust

Series 2017-C2, Class A4, 3.49%, 8/15/2050	700,000	720,554

Series 2017-C4, Class ASB, 3.37%, 10/15/2050	40,000	40,959

Series 2017-C5, Class AS, 3.78%, 11/15/2050 (g)	70,000	71,540

Series 2017-C7, Class AS, 4.06%, 12/15/2050 (g)	50,000	52,040

UBS-Barclays Commercial Mortgage Trust

Series 2013-C5, Class A4, 3.18%, 3/10/2046	40,000	40,206

Series 2012-C2, Class A4, 3.53%, 5/10/2063	16,905	16,916

Wells Fargo Commercial Mortgage Trust

Series 2013-LC12, Class A4, 4.22%, 7/15/2046 (g)	300,000	306,136

Series 2015-C27, Class A4, 3.19%, 2/15/2048	31,468	31,901

Series 2015-C28, Class A4, 3.54%, 5/15/2048	20,000	20,514

Series 2015-C29, Class A4, 3.64%, 6/15/2048	120,000	123,541

Series 2018-C45, Class A3, 3.92%, 6/15/2051	42,740	45,180

Series 2019-C51, Class A3, 3.06%, 6/15/2052	500,000	505,109

Series 2019-C53, Class A4, 3.04%, 10/15/2052	125,000	126,269

Series 2020-C55, Class A5, 2.73%, 2/15/2053	240,000	236,840

WFRBS Commercial Mortgage Trust

Series 2012-C9, Class AS, 3.39%, 11/15/2045	60,000	60,470

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	187

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Commercial Mortgage-Backed Securities — continued

Series 2014-C22, Class A4, 3.49%, 9/15/2057	39,748	40,498

Series 2014-C22, Class A5, 3.75%, 9/15/2057	25,000	25,690

Total Commercial Mortgage-Backed Securities (Cost $20,693,815)		19,955,893

Foreign Government Securities — 1.7%

Canada Government Bond (Canada)

1.63%, 1/22/2025	985,000	983,657

0.75%, 5/19/2026	200,000	191,169

Export Development Canada (Canada) 2.63%, 2/21/2024	55,000	56,159

Export-Import Bank of Korea (South Korea)

0.38%, 2/9/2024	200,000	194,950

0.75%, 9/21/2025	215,000	205,292

Hungary Government Bond (Hungary) 5.38%, 2/21/2023	10,000	10,322

Italian Republic Government Bond (Italy)

1.25%, 2/17/2026	1,645,000	1,560,672

5.38%, 6/15/2033	427,000	503,927

Japan Bank for International Cooperation (Japan)

0.50%, 4/15/2024	200,000	195,196

3.00%, 5/29/2024 (b)	201,000	206,906

2.50%, 5/28/2025	220,000	224,248

2.88%, 6/1/2027	202,000	210,267

2.88%, 7/21/2027	218,000	227,095

3.50%, 10/31/2028	650,000	709,140

Oriental Republic of Uruguay (Uruguay)

4.38%, 10/27/2027	80,000	86,497

5.10%, 6/18/2050	113,000	134,999

Province of Alberta (Canada)

3.35%, 11/1/2023	100,000	103,025

2.95%, 1/23/2024	50,000	51,268

1.00%, 5/20/2025	200,000	194,611

1.30%, 7/22/2030	160,000	148,587

Province of British Columbia (Canada)

1.75%, 9/27/2024	940,000	941,939

2.25%, 6/2/2026	299,000	302,956

0.90%, 7/20/2026	225,000	216,073

1.30%, 1/29/2031 (b)	150,000	140,196

Province of Ontario (Canada)

3.40%, 10/17/2023	257,000	264,927

3.05%, 1/29/2024	155,000	159,333

2.50%, 4/27/2026	10,000	10,195

1.05%, 5/21/2027	10,000	9,523

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

2.00%, 10/2/2029	25,000	24,746

1.60%, 2/25/2031	240,000	228,045

Province of Quebec (Canada)

1.50%, 2/11/2025	415,000	411,887

0.60%, 7/23/2025	228,000	218,635

2.50%, 4/20/2026	122,000	124,562

1.35%, 5/28/2030 (b)	326,000	306,345

Republic of Chile (Chile) 3.25%, 9/21/2071	300,000	242,579

Republic of Indonesia (Indonesia) 3.40%, 9/18/2029	200,000	207,189

Republic of Korea (South Korea) 1.75%, 10/15/2031	939,000	910,055

Republic of Panama (Panama)

7.13%, 1/29/2026	100,000	115,763

8.88%, 9/30/2027	33,000	42,789

9.38%, 4/1/2029	126,000	171,900

6.70%, 1/26/2036	75,000	92,439

4.50%, 5/15/2047	200,000	196,636

Republic of Peru (Peru)

2.39%, 1/23/2026	123,000	120,402

2.78%, 1/23/2031	131,000	124,222

1.86%, 12/1/2032	200,000	171,685

3.23%, 7/28/2121	848,000	631,306

Republic of Philippines (Philippines)

7.50%, 9/25/2024	250,000	268,772

9.50%, 2/2/2030	47,000	67,793

3.70%, 2/2/2042	320,000	308,697

2.95%, 5/5/2045	201,000	173,164

Republic of Poland (Poland) 3.25%, 4/6/2026	325,000	335,969

Svensk Exportkredit AB (Sweden)

1.75%, 12/12/2023	200,000	200,801

0.38%, 7/30/2024	464,000	450,397

United Mexican States (Mexico)

3.90%, 4/27/2025	452,000	473,861

4.50%, 4/22/2029	280,000	296,956

3.25%, 4/16/2030 (b)	300,000	290,992

6.75%, 9/27/2034	265,000	326,914

5.55%, 1/21/2045	184,000	201,217

4.60%, 1/23/2046	200,000	192,448

5.75%, 10/12/2110	940,000	957,538

Total Foreign Government Securities (Cost $17,801,749)		17,129,833

SEE NOTES TO FINANCIAL STATEMENTS.

188	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. Government Agency Securities — 1.4%

FFCB Funding Corp.

0.25%, 6/2/2022	33,000	32,981

1.85%, 8/5/2022	34,000	34,163

0.13%, 11/23/2022	448,000	445,696

0.57%, 7/2/2024	45,000	43,818

1.30%, 3/30/2027	820,000	790,695

FHLB

1.88%, 12/9/2022	10,000	10,074

3.00%, 12/9/2022	70,000	71,054

1.38%, 2/17/2023	1,135,000	1,137,610

2.13%, 3/10/2023	75,000	75,733

0.13%, 3/17/2023	100,000	98,973

3.38%, 12/8/2023	100,000	103,370

2.50%, 2/13/2024	770,000	785,273

1.50%, 8/15/2024	10,000	9,985

2.88%, 9/13/2024	130,000	133,876

2.75%, 12/13/2024	100,000	102,996

2.38%, 3/14/2025	35,000	35,710

3.25%, 11/16/2028	1,325,000	1,432,682

2.13%, 9/14/2029	100,000	100,395

5.63%, 3/14/2036	50,000	68,891

5.50%, 7/15/2036	35,000	48,370

FHLMC

0.38%, 4/20/2023	836,000	828,547

0.38%, 5/5/2023	600,000	594,110

2.75%, 6/19/2023	282,000	287,448

0.25%, 6/26/2023	210,000	207,160

0.25%, 8/24/2023	650,000	639,862

1.50%, 2/12/2025	379,000	377,228

0.38%, 7/21/2025	73,000	69,784

0.38%, 9/23/2025	10,000	9,522

2.66%, 12/14/2029 (h)	80,000	67,729

6.25%, 7/15/2032	120,000	165,864

FNMA

0.25%, 7/10/2023	10,000	9,855

0.30%, 8/3/2023	1,022,000	1,006,612

2.88%, 9/12/2023	400,000	409,086

2.50%, 2/5/2024	161,000	164,123

1.63%, 10/15/2024	10,000	10,003

0.63%, 4/22/2025	120,000	116,045

0.50%, 6/17/2025	455,000	436,962

2.13%, 4/24/2026	175,000	177,362

1.88%, 9/24/2026	103,000	103,427

0.88%, 12/18/2026	60,000	56,834

0.75%, 10/8/2027	130,000	122,209

6.25%, 5/15/2029	310,000	398,533

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

7.13%, 1/15/2030	31,000	42,561

0.88%, 8/5/2030	1,080,000	979,371

6.63%, 11/15/2030	98,000	132,860

6.21%, 8/6/2038	45,000	68,339

Tennessee Valley Authority

0.75%, 5/15/2025	83,000	80,450

7.13%, 5/1/2030	166,000	227,628

1.50%, 9/15/2031	56,000	52,376

Series B, 4.70%, 7/15/2033	612,000	753,644

6.15%, 1/15/2038	35,000	50,957

3.50%, 12/15/2042	95,000	105,119

5.38%, 4/1/2056	39,000	59,571

Total U.S. Government Agency Securities (Cost $14,683,876)		14,373,526

Supranational — 1.4%

African Development Bank (Supranational)

0.75%, 4/3/2023	540,000	537,308

3.00%, 9/20/2023	44,000	45,077

0.88%, 3/23/2026	182,000	174,997

0.88%, 7/22/2026	100,000	96,168

Asian Development Bank (Supranational)

2.75%, 3/17/2023	64,000	65,058

0.63%, 4/29/2025	200,000	193,256

0.38%, 9/3/2025	1,045,000	995,112

0.50%, 2/4/2026	335,000	318,175

2.75%, 1/19/2028	27,000	28,260

3.13%, 9/26/2028	80,000	86,175

Asian Infrastructure Investment Bank (The) (Supranational)

2.25%, 5/16/2024	30,000	30,446

0.50%, 10/30/2024	45,000	43,682

0.50%, 5/28/2025	159,000	152,590

0.50%, 1/27/2026	400,000	379,350

Corp. Andina de Fomento (Supranational)

1.63%, 9/23/2025	478,000	466,991

2.25%, 2/8/2027	197,000	195,247

Council of Europe Development Bank (Supranational)

1.38%, 2/27/2025	291,000	288,336

0.88%, 9/22/2026	50,000	48,028

European Investment Bank (Supranational)

2.50%, 3/15/2023	458,000	464,457

0.25%, 9/15/2023	623,000	612,501

3.25%, 1/29/2024	161,000	166,366

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	189

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Supranational — continued

2.63%, 3/15/2024	10,000	10,226

1.88%, 2/10/2025	479,000	481,611

0.38%, 12/15/2025 (b)	1,199,000	1,136,383

0.38%, 3/26/2026	2,892,000	2,730,240

Inter-American Development Bank (Supranational)

0.50%, 5/24/2023	500,000	495,548

0.88%, 4/3/2025	150,000	146,254

7.00%, 6/15/2025	91,000	105,889

0.63%, 7/15/2025	100,000	96,281

2.00%, 6/2/2026	481,000	483,861

1.13%, 7/20/2028	35,000	33,370

3.13%, 9/18/2028	109,000	117,183

3.88%, 10/28/2041	163,000	198,498

3.20%, 8/7/2042	15,000	16,634

4.38%, 1/24/2044	320,000	420,772

International Bank for Reconstruction & Development (Supranational)

2.50%, 3/19/2024	110,000	112,231

1.50%, 8/28/2024	237,000	236,590

1.63%, 1/15/2025	150,000	149,913

0.75%, 3/11/2025	492,000	478,552

0.63%, 4/22/2025	308,000	297,754

0.38%, 7/28/2025	459,000	438,038

2.50%, 7/29/2025	70,000	71,711

3.13%, 11/20/2025	70,000	73,338

1.38%, 4/20/2028	140,000	135,692

1.75%, 10/23/2029	173,000	170,851

4.75%, 2/15/2035	223,000	286,494

Total Supranational (Cost $14,620,165)		14,311,494

Municipal Bonds — 0.6% (i)

Arizona — 0.1%

City of Tucson, Taxable Series 2021A, COP, AGM, 2.86%, 7/1/2047	515,000	486,210

California — 0.3%

Bay Area Toll Authority, Toll Bridge

Series 2010S-1, Rev., 6.92%, 4/1/2040	40,000	57,199

Series 2009F-2, Rev., 6.26%, 4/1/2049	100,000	151,159

California State University, Taxable Series 2021B, Rev., 2.72%, 11/1/2052	470,000	436,717

East Bay Municipal Utility District, Water System Series 2010B, Rev., 5.87%, 6/1/2040	155,000	211,180

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Series 2021B, Rev., 3.29%, 6/1/2042	455,000	448,413

Los Angeles Unified School District, Build America Bonds

GO, 5.75%, 7/1/2034	20,000	25,205

Series 2010RY, GO, 6.76%, 7/1/2034	105,000	141,016

Regents of the University of California Medical Center Pooled

Series H, Rev., 6.55%, 5/15/2048	40,000	58,397

Series 2020N, Rev., 3.71%, 5/15/2120	140,000	140,128

Santa Clara Valley Transportation Authority, Measure A Sales Tax Series 2010A, Rev., 5.88%, 4/1/2032	190,000	223,099

State of California, Various Purpose

GO, 7.50%, 4/1/2034	235,000	342,173

GO, 7.55%, 4/1/2039	400,000	622,317

GO, 7.60%, 11/1/2040	25,000	39,960

University of California, Taxable Series 2020BG, Rev., 1.61%, 5/15/2030	235,000	220,196

Total California		3,117,159

Connecticut — 0.0% (d)

State of Connecticut Series A, GO, 5.85%, 3/15/2032	75,000	93,577

Illinois — 0.1%

Chicago O’Hare International Airport, General Airport, Senior Lien Series 2018C, Rev., 4.47%, 1/1/2049	25,000	31,709

Metropolitan Water Reclamation District of Greater Chicago GO, 5.72%, 12/1/2038	55,000	72,805

Sales Tax Securitization Corp. Series 2019A, Rev., 4.64%, 1/1/2040	55,000	62,389

State of Illinois GO, 5.10%, 6/1/2033	410,000	451,901

Total Illinois		618,804

Missouri — 0.0% (d)

Health and Educational Facilities Authority of the State of Missouri, The Washington University Series 2017A, Rev., 3.65%, 8/15/2057	45,000	49,056

Nebraska — 0.0% (d)

University of Nebraska Facilities Corp., Taxable Series 2019A, Rev., 3.04%, 10/1/2049	50,000	49,870

SEE NOTES TO FINANCIAL STATEMENTS.

190	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

New Jersey — 0.1%

New Jersey Economic Development Authority, Pension Funding Series 1997A, Rev., NATL-RE, 7.43%, 2/15/2029	35,000	42,708

New Jersey Transportation Trust Fund Authority, Transportation System Series 2010C, Rev., 5.75%, 12/15/2028	25,000	28,131

New Jersey Turnpike Authority Series F, Rev., 7.41%, 1/1/2040	250,000	384,457

Total New Jersey		455,296

New York — 0.0% (d)

City of New York, Fiscal Year 2010 Series A-2, GO, 5.21%, 10/1/2031	25,000	29,130

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2010 Series GG, Rev., 5.72%, 6/15/2042	40,000	55,694

New York State Urban Development Corp., State Personal Income Tax Series 2009E, Rev., 5.77%, 3/15/2039	25,000	29,646

Port Authority of New York and New Jersey, Consolidated

Series 182, Rev., 5.31%, 8/1/2046	60,000	63,864

Series 192, Rev., 4.81%, 10/15/2065	120,000	153,593

Total New York		331,927

Ohio — 0.0% (d)

American Municipal Power, Inc., Combined Hydroelectric Projects Series 2010B, Rev., 7.83%, 2/15/2041	25,000	38,716

Texas — 0.0% (d)

City of Houston GO, 3.96%, 3/1/2047	40,000	44,473

Grand Parkway Transportation Corp., System Toll Series 2020B, Rev., 3.24%, 10/1/2052	100,000	95,177

Permanent University Fund — Texas A&M University System Series B, Rev., 3.66%, 7/1/2047	20,000	21,048

State of Texas, Transportation Commission Highway Improvement Series 2010A, GO, 4.68%, 4/1/2040	45,000	55,233

State of Texas, Transportation Commission Mobility Fund Series 2009A, GO, 5.52%, 4/1/2039	120,000	158,865

Total Texas		374,796

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Virginia — 0.0% (d)

University of Virginia, Federally Taxable Rev., 2.26%, 9/1/2050	390,000	327,532

Total Municipal Bonds (Cost $6,167,716)		5,942,943

Asset-Backed Securities — 0.3%

AmeriCredit Automobile Receivables Trust

Series 2018-1, Class C, 3.50%, 1/18/2024	9,106	9,160

Series 2021-1, Class A3, 0.37%, 8/18/2025	300,000	297,627

Capital One Multi-Asset Execution Trust

Series 2017-A6, Class A6, 2.29%, 7/15/2025	10,000	10,076

Series 2019-A3, Class A3, 2.06%, 8/15/2028	400,000	394,502

CarMax Auto Owner Trust

Series 2018-1, Class A4, 2.64%, 6/15/2023	6,879	6,883

Series 2019-3, Class A3, 2.18%, 8/15/2024	273,539	274,965

Citibank Credit Card Issuance Trust

Series 2018-A6, Class A6, 3.21%, 12/7/2024	50,000	50,822

Series 2018-A7, Class A7, 3.96%, 10/13/2030	100,000	110,816

Discover Card Execution Note Trust Series 2018-A1, Class A1, 3.03%, 8/15/2025	18,000	18,301

Ford Credit Auto Owner Trust Series 2019-B, Class A4, 2.24%, 10/15/2024	300,000	302,069

Ford Credit Floorplan Master Owner Trust A Series 2019-3, Class A1, 2.23%, 9/15/2024	75,000	75,458

GM Financial Automobile Leasing Trust Series 2020-3, Class A3, 0.45%, 8/21/2023	802,238	800,959

Honda Auto Receivables Owner Trust Series 2019-4, Class A3, 1.83%, 1/18/2024	281,154	282,243

Mercedes-Benz Auto Lease Trust Series 2020-A, Class A3, 1.84%, 12/15/2022	7,716	7,722

Santander Drive Auto Receivables Trust Series 2018-4, Class D, 3.98%, 12/15/2025	75,481	76,333

Synchrony Credit Card Master Note Trust Series 2018-2, Class A, 3.47%, 5/15/2026	50,000	51,181

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	191

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Asset-Backed Securities — continued

Toyota Auto Receivables Owner Trust Series 2019-D, Class A3, 1.92%, 1/16/2024	27,736	27,824

World Omni Select Auto Trust Series 2019-A, Class D, 2.59%, 12/15/2025	182,000	183,300

Total Asset-Backed Securities (Cost $2,997,266)		2,980,241

	SHARES
Short-Term Investments — 2.4%

Investment Companies — 1.7%

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (j) (k) (Cost $17,328,257)	17,328,257	17,328,257

Investment of Cash Collateral from Securities Loaned — 0.7%

JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.10% (j) (k)	6,496,049	6,493,451

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (j) (k)	680,960	680,960

Total Investment of Cash Collateral from Securities Loaned (Cost $7,175,310)		7,174,411

Total Short-Term Investments (Cost $24,503,567)		24,502,668

Total Investments — 101.8% (Cost $1,081,302,226)		1,043,053,343

Liabilities in Excess of Other Assets — (1.8)%		(18,786,267)

NET ASSETS — 100.0%		1,024,267,076

Percentages indicated are based on net assets.

Abbreviations

ACES	Alternative Credit Enhancement Securities
AGM	Insured by Assured Guaranty Municipal Corp.
COP	Certificate of Participation
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
NATL	Insured by National Public Finance Guarantee Corp.
RE	Reinsured

REIT	Real Estate Investment Trust
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(b)	The security or a portion of this security is on loan at February 28, 2022. The total value of securities on loan at February 28, 2022 is $7,056,051.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2022.
(d)	Amount rounds to less than 0.1% of net assets.
(e)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of February 28, 2022.
(f)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 28, 2022.
(h)	The rate shown is the effective yield as of February 28, 2022.
(i)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(j)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(k)	The rate shown is the current yield as of February 28, 2022.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

192	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — 54.3%

Aerospace & Defense — 0.4%

Boeing Co. (The) 4.51%, 5/1/2023	31,519,000	32,385,624

Leidos, Inc. 2.95%, 5/15/2023 (a)	46,063,000	46,619,441

		79,005,065

Automobiles — 2.3%

BMW US Capital LLC (Germany)

2.95%, 4/14/2022 (b)	18,360,000	18,401,684

3.80%, 4/6/2023 (b)	72,574,000	74,279,470

2.25%, 9/15/2023 (a) (b)	18,130,000	18,274,390

(SOFRINDX + 0.53%), 0.58%, 4/1/2024 (b) (c)	22,838,000	22,967,153

Daimler Finance North America LLC (Germany)

2.55%, 8/15/2022 (b)	9,996,000	10,056,418

3.35%, 2/22/2023 (b)	250,000	254,170

Hyundai Capital America

3.10%, 4/5/2022 (a) (b)	2,303,000	2,306,247

2.85%, 11/1/2022 (a) (b)	10,000,000	10,070,766

1.15%, 11/10/2022 (b)	27,058,000	26,944,963

0.80%, 4/3/2023 (b)	42,540,000	41,930,762

5.75%, 4/6/2023 (b)	12,071,000	12,545,166

4.13%, 6/8/2023 (b)	350,000	357,146

0.88%, 6/14/2024 (a) (b)	30,000,000	28,820,074

Kia Corp. (South Korea)

3.00%, 4/25/2023 (b)	8,970,000	9,081,407

1.00%, 4/16/2024 (b)	12,580,000	12,261,726

Nissan Motor Acceptance Co. LLC 1.13%, 9/16/2024 (b)	22,750,000	21,900,155

Volkswagen Group of America Finance LLC (Germany)

2.90%, 5/13/2022 (b)	29,836,000	29,944,518

2.70%, 9/26/2022 (b)	16,266,000	16,361,651

0.75%, 11/23/2022 (b)	13,636,000	13,546,651

3.13%, 5/12/2023 (b)	26,136,000	26,513,461

4.25%, 11/13/2023 (b)	9,666,000	10,007,380

0.88%, 11/22/2023 (b)	23,349,000	22,865,328

		429,690,686

Banks — 21.5%

ANZ New Zealand Int’l Ltd. (New Zealand) 1.90%, 2/13/2023 (a) (b)	3,630,000	3,647,958

ASB Bank Ltd. (New Zealand)

(ICE LIBOR USD 3 Month + 0.97%), 1.17%, 6/14/2023 (b) (c)	1,441,000	1,454,478

3.75%, 6/14/2023 (b)	7,575,000	7,773,326

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Banks — continued

Australia & New Zealand Banking Group Ltd. (Australia)

2.63%, 5/19/2022	11,522,000	11,569,160

(ICE LIBOR USD 3 Month + 0.58%), 0.94%, 11/9/2022 (b) (c)	15,400,000	15,450,946

2.63%, 11/9/2022	16,021,000	16,171,632

2.05%, 11/21/2022	12,527,000	12,601,023

Banco Santander SA (Spain)

3.50%, 4/11/2022	29,407,000	29,478,493

(ICE LIBOR USD 3 Month + 1.09%), 1.55%, 2/23/2023 (c)	6,000,000	6,041,472

3.13%, 2/23/2023	65,090,000	65,643,514

(ICE LIBOR USD 3 Month + 1.12%), 1.36%, 4/12/2023 (c)	4,000,000	4,028,090

3.85%, 4/12/2023	65,384,000	66,581,265

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.45%), 0.70%, 6/30/2024 (c)	37,000,000	36,360,309

Bank of America Corp.

3.30%, 1/11/2023	1,907,000	1,939,048

(ICE LIBOR USD 3 Month + 0.93%), 2.82%, 7/21/2023 (c)	2,515,000	2,528,003

4.10%, 7/24/2023	1,101,000	1,137,452

(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (c)	41,219,000	41,585,328

(SOFR + 0.41%), 0.52%, 6/14/2024 (c)	49,982,000	49,073,242

(ICE LIBOR USD 3 Month + 0.97%), 3.46%, 3/15/2025 (c)	2,392,000	2,437,903

(SOFR + 0.69%), 0.98%, 4/22/2025 (c)	42,672,000	41,353,936

Bank of Montreal (Canada)

2.35%, 9/11/2022 (a)	5,511,000	5,550,942

2.05%, 11/1/2022 (a)	5,930,000	5,971,233

(SOFRINDX + 0.27%), 0.32%, 4/14/2023 (c)	90,125,000	89,970,474

0.40%, 9/15/2023 (a)	12,226,000	11,967,360

Bank of Nova Scotia (The) (Canada)

(ICE LIBOR USD 3 Month + 0.64%), 0.83%, 3/7/2022 (c)	10,108,000	10,109,244

2.70%, 3/7/2022	11,850,000	11,853,203

2.45%, 9/19/2022	5,887,000	5,925,803

1.95%, 2/1/2023	16,309,000	16,356,942

1.63%, 5/1/2023	12,270,000	12,265,829

0.80%, 6/15/2023	5,025,000	4,968,207

(SOFR + 0.28%), 0.33%, 6/23/2023 (c)	62,385,000	62,333,747

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	193

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Banks — continued

Banque Federative du Credit Mutuel SA (France)

2.70%, 7/20/2022 (b)	10,055,000	10,122,184

2.13%, 11/21/2022 (b)	10,991,000	11,047,030

3.75%, 7/20/2023 (b)	4,865,000	4,987,351

Barclays Bank plc (United Kingdom) 1.70%, 5/12/2022	23,728,000	23,748,515

Barclays plc (United Kingdom)

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.01%, 12/10/2024 (c)	29,647,000	28,894,567

BNP Paribas SA (France)

2.95%, 5/23/2022 (b)	8,058,000	8,095,543

3.50%, 3/1/2023 (b)	161,968,000	164,555,960

3.80%, 1/10/2024 (b)	32,459,000	33,401,102

3.38%, 1/9/2025 (a) (b)	17,041,000	17,375,924

BNZ International Funding Ltd. (New Zealand)

2.65%, 11/3/2022 (a) (b)	4,855,000	4,900,321

3.38%, 3/1/2023 (b)	13,260,000	13,500,018

Canadian Imperial Bank of Commerce (Canada)

2.55%, 6/16/2022 (a)	740,000	743,800

(SOFR + 0.80%), 0.85%, 3/17/2023 (c)	14,130,000	14,189,289

0.45%, 6/22/2023	63,961,000	62,874,938

0.95%, 6/23/2023	41,687,000	41,252,850

(ICE LIBOR USD 3 Month + 0.79%), 2.61%, 7/22/2023 (a) (c)	12,898,000	12,946,227

(SOFRINDX + 0.40%), 0.45%, 12/14/2023 (a) (c)	50,032,000	50,059,017

Capital One NA 2.15%, 9/6/2022	24,273,000	24,409,326

Citigroup, Inc.

3.38%, 3/1/2023	1,007,000	1,025,281

(ICE LIBOR USD 3 Month + 0.95%), 2.88%, 7/24/2023 (c)	2,097,000	2,108,487

(SOFR + 1.67%), 1.68%, 5/15/2024 (c)	500,000	499,106

(ICE LIBOR USD 3 Month + 1.02%), 4.04%, 6/1/2024 (c)	1,937,000	1,986,841

Citizens Bank NA

2.65%, 5/26/2022	14,375,000	14,416,175

(ICE LIBOR USD 3 Month + 0.95%), 1.17%, 3/29/2023 (c)	16,770,000	16,817,805

3.70%, 3/29/2023	2,947,000	3,004,928

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Banks — continued

Commonwealth Bank of Australia (Australia)

(ICE LIBOR USD 3 Month + 0.70%), 0.90%, 3/10/2022 (b) (c)	2,348,000	2,348,353

2.75%, 3/10/2022 (b)	1,452,000	1,452,722

2.50%, 9/18/2022 (b)	13,980,000	14,084,584

1.63%, 10/17/2022 (b)	25,290,000	25,384,736

Cooperatieve Rabobank UA (Netherlands)

3.88%, 9/26/2023 (a) (b)	6,490,000	6,691,122

(SOFRINDX + 0.30%), 0.35%, 1/12/2024 (c)	62,834,000	62,889,621

Credit Agricole SA (France) 3.75%, 4/24/2023 (b)	115,120,000	117,667,781

Credit Suisse Group Funding Guernsey Ltd. (Switzerland) 3.80%, 9/15/2022	64,064,000	64,894,230

DBS Group Holdings Ltd. (Singapore) 2.85%, 4/16/2022 (a) (b)	44,859,000	44,925,840

DNB Bank ASA (Norway) 2.15%, 12/2/2022 (b)	35,121,000	35,352,751

Federation des Caisses Desjardins du Quebec (Canada)

1.95%, 9/26/2022 (b)	25,000,000	25,146,725

(SOFR + 0.43%), 0.48%, 5/21/2024 (b) (c)	41,345,000	41,324,501

0.70%, 5/21/2024 (a) (b)	26,044,000	25,198,896

Fifth Third Bancorp

2.60%, 6/15/2022 (a)	34,876,000	34,987,461

1.63%, 5/5/2023	18,545,000	18,519,808

First Republic Bank (SOFR + 0.62%), 1.91%, 2/12/2024 (c)	592,000	590,988

HSBC Holdings plc (United Kingdom)

(ICE LIBOR USD 3 Month + 1.06%), 3.26%, 3/13/2023 (c)	87,422,000	87,467,522

3.60%, 5/25/2023 (a)	12,181,000	12,463,984

(SOFR + 0.53%), 0.73%, 8/17/2024 (c)	48,545,000	47,487,174

(SOFR + 0.71%), 0.98%, 5/24/2025 (c)	59,681,000	57,686,352

Huntington National Bank (The)

3.13%, 4/1/2022	2,128,000	2,128,000

2.50%, 8/7/2022	16,029,000	16,114,403

1.80%, 2/3/2023	500,000	500,147

ING Groep NV (Netherlands)

(ICE LIBOR USD 3 Month + 1.15%), 1.37%, 3/29/2022 (c)	28,625,000	28,645,557

SEE NOTES TO FINANCIAL STATEMENTS.

194	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Banks — continued

3.15%, 3/29/2022	58,170,000	58,276,044

4.10%, 10/2/2023	3,730,000	3,851,747

Intesa Sanpaolo SpA (Italy) 3.13%, 7/14/2022 (b)	91,015,000	91,483,154

KeyBank NA

2.40%, 6/9/2022	965,000	969,194

2.30%, 9/14/2022	5,119,000	5,154,672

1.25%, 3/10/2023	500,000	498,769

(SOFR + 0.32%), 0.43%, 6/14/2024 (c)	68,003,000	66,751,164

Lloyds Banking Group plc (United Kingdom)

(ICE LIBOR USD 3 Month + 1.25%), 2.86%, 3/17/2023 (c)	78,163,000	78,207,629

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.33%, 6/15/2023 (c)	15,176,000	15,157,022

4.05%, 8/16/2023 (a)	27,349,000	28,177,357

(ICE LIBOR USD 3 Month + 0.81%), 2.91%, 11/7/2023 (c)	3,334,000	3,357,480

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 0.70%, 5/11/2024 (c)	45,000,000	44,290,066

Mitsubishi UFJ Financial Group, Inc. (Japan)

(ICE LIBOR USD 3 Month + 0.70%), 0.89%, 3/7/2022 (c)	22,890,000	22,891,781

3.22%, 3/7/2022	3,842,000	3,843,351

2.62%, 7/18/2022	24,117,000	24,267,437

2.67%, 7/25/2022	72,439,000	72,913,087

3.46%, 3/2/2023	351,000	357,405

(ICE LIBOR USD 3 Month + 0.86%), 1.13%, 7/26/2023 (c)	1,594,000	1,606,613

3.76%, 7/26/2023	2,493,000	2,559,828

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.45%), 0.96%, 10/11/2025 (c)	33,780,000	32,533,999

Mizuho Financial Group, Inc. (Japan)

2.60%, 9/11/2022	17,086,000	17,221,966

3.55%, 3/5/2023	3,942,000	4,022,052

(ICE LIBOR USD 3 Month + 0.84%), 1.08%, 7/16/2023 (c)	9,601,000	9,619,629

(ICE LIBOR USD 3 Month + 0.84%), 2.72%, 7/16/2023 (c)	4,363,000	4,381,606

(ICE LIBOR USD 3 Month + 0.85%), 1.05%, 9/13/2023 (a) (c)	107,214,000	107,522,059

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Banks — continued

(ICE LIBOR USD 3 Month + 0.63%), 1.13%, 5/25/2024 (c)	10,000,000	10,025,071

(SOFR + 1.25%), 1.24%, 7/10/2024 (c)	15,000,000	14,826,106

(SOFR + 0.87%), 0.85%, 9/8/2024 (c)	29,700,000	29,096,638

(ICE LIBOR USD 3 Month + 1.00%), 3.92%, 9/11/2024 (c)	8,066,000	8,281,799

MUFG Bank Ltd. (Japan) 4.10%, 9/9/2023 (b)	200,000	206,561

MUFG Union Bank NA

3.15%, 4/1/2022	1,220,000	1,220,000

(SOFR + 0.71%), 0.76%, 12/9/2022 (c)	24,750,000	24,848,494

National Australia Bank Ltd. (Australia)

2.50%, 5/22/2022	8,967,000	9,002,600

(ICE LIBOR USD 3 Month + 0.41%), 0.61%, 12/13/2022 (b) (c)	3,563,000	3,570,411

3.00%, 1/20/2023 (a)	5,600,000	5,687,276

2.88%, 4/12/2023 (a)	3,345,000	3,392,977

National Bank of Canada (Canada)

2.15%, 10/7/2022 (a) (b)	30,876,000	31,029,660

2.10%, 2/1/2023	68,667,000	68,911,094

(SOFR + 0.30%), 0.35%, 5/16/2023 (a) (c)	46,819,000	46,739,257

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.77%), 0.90%, 8/15/2023 (c)	17,036,000	16,981,961

NatWest Group plc (United Kingdom)

(ICE LIBOR USD 3 Month + 1.47%), 1.98%, 5/15/2023 (c)	83,064,000	83,190,390

(ICE LIBOR USD 3 Month + 1.48%), 3.50%, 5/15/2023 (c)	9,400,000	9,431,758

3.88%, 9/12/2023	40,000,000	40,967,124

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.15%), 2.36%, 5/22/2024 (c)	133,000	133,312

(ICE LIBOR USD 3 Month + 1.76%), 4.27%, 3/22/2025 (c)	10,045,000	10,387,110

NatWest Markets plc (United Kingdom)

3.63%, 9/29/2022 (b)	25,670,000	26,027,175

2.38%, 5/21/2023 (b)	12,650,000	12,735,539

(SOFR + 0.53%), 0.58%, 8/12/2024 (b) (c)	20,000,000	20,009,974

Nordea Bank Abp (Finland)

1.00%, 6/9/2023 (b)	17,512,000	17,376,326

3.75%, 8/30/2023 (b)	1,534,000	1,574,230

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	195

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Banks — continued

PNC Bank NA 3.50%, 6/8/2023	3,000,000	3,061,450

PNC Financial Services Group, Inc. (The) 2.85%, 11/9/2022 (d)	1,465,000	1,481,260

Royal Bank of Canada (Canada)

1.95%, 1/17/2023	479,000	481,373

1.60%, 4/17/2023 (a)	26,338,000	26,366,125

(SOFRINDX + 0.45%), 0.50%, 10/26/2023 (c)	62,070,000	62,086,884

Santander UK plc (United Kingdom) 2.10%, 1/13/2023	21,152,000	21,276,756

Skandinaviska Enskilda Banken AB (Sweden)

3.05%, 3/25/2022 (b)	13,760,000	13,773,898

2.20%, 12/12/2022 (b)	10,957,000	11,032,100

Societe Generale SA (France)

4.25%, 9/14/2023 (b)	16,840,000	17,333,980

3.88%, 3/28/2024 (b)	15,819,000	16,220,152

2.63%, 10/16/2024 (b)	20,595,000	20,506,962

2.63%, 1/22/2025 (a) (b)	5,000,000	4,954,510

Standard Chartered plc (United Kingdom)

(SOFR + 1.25%), 1.30%, 10/14/2023 (b) (c)	21,479,000	21,576,944

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.17%), 1.32%, 10/14/2023 (b) (c)	16,742,000	16,664,247

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 0.99%, 1/12/2025 (b) (c)	10,000,000	9,696,176

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.88%), 1.21%, 3/23/2025 (b) (c)	12,000,000	11,682,633

Sumitomo Mitsui Banking Corp. (Japan) 3.20%, 7/18/2022	24,653,000	24,851,298

Sumitomo Mitsui Financial Group, Inc. (Japan)

2.78%, 7/12/2022	48,571,000	48,879,059

2.78%, 10/18/2022	8,447,000	8,535,585

3.10%, 1/17/2023	4,919,000	4,987,754

Sumitomo Mitsui Trust Bank Ltd. (Japan) (SOFR + 0.44%), 0.49%, 9/16/2024 (b) (c)	33,827,000	33,747,254

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Banks — continued

Toronto-Dominion Bank (The) (Canada)

1.90%, 12/1/2022	3,189,000	3,208,742

0.25%, 1/6/2023	63,084,000	62,563,920

(SOFR + 0.24%), 0.29%, 1/6/2023 (c)	73,141,000	73,147,317

(SOFR + 0.48%), 0.53%, 1/27/2023 (c)	29,380,000	29,436,238

(SOFR + 0.22%), 0.27%, 6/2/2023 (c)	84,848,000	84,697,598

0.30%, 6/2/2023 (a)	2,115,000	2,080,583

0.75%, 6/12/2023	41,625,000	41,186,940

0.45%, 9/11/2023	48,000	47,124

Truist Bank (SOFR + 0.20%), 0.25%, 1/17/2024 (c)	66,448,000	66,365,724

Truist Financial Corp.

3.05%, 6/20/2022	17,689,000	17,769,053

2.20%, 3/16/2023	2,946,000	2,962,280

US Bank NA 2.65%, 5/23/2022	2,081,000	2,086,895

Wells Fargo & Co.

(SOFR + 1.60%), 1.65%, 6/2/2024 (c)	24,600,000	24,514,629

(SOFR + 0.51%), 0.80%, 5/19/2025 (c)	19,800,000	19,161,524

Westpac Banking Corp. (Australia)

2.50%, 6/28/2022	8,763,000	8,810,326

2.75%, 1/11/2023	11,857,000	12,010,990

2.00%, 1/13/2023	1,140,000	1,147,343

		4,021,006,985

Beverages — 0.7%

Coca-Cola Europacific Partners plc (United Kingdom) 0.50%, 5/5/2023 (b)	54,995,000	54,126,511

Heineken NV (Netherlands) 2.75%, 4/1/2023 (b)	6,250,000	6,316,833

Keurig Dr Pepper, Inc.

4.06%, 5/25/2023	3,164,000	3,247,866

0.75%, 3/15/2024	56,488,000	55,085,197

Suntory Holdings Ltd. (Japan) 2.55%, 6/28/2022 (b)	2,000,000	2,003,189

		120,779,596

Biotechnology — 0.9%

AbbVie, Inc.

3.25%, 10/1/2022	10,451,000	10,520,608

2.90%, 11/6/2022	35,000,000	35,346,514

SEE NOTES TO FINANCIAL STATEMENTS.

196	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Biotechnology — continued

2.30%, 11/21/2022	89,162,000	89,711,734

Biogen, Inc. 3.63%, 9/15/2022	5,311,000	5,374,168

Gilead Sciences, Inc. 3.25%, 9/1/2022	22,641,000	22,822,857

		163,775,881

Building Products — 0.0% (e)

Carlisle Cos., Inc. 0.55%, 9/1/2023	2,027,000	1,986,726

Capital Markets — 5.3%

Bank of New York Mellon Corp. (The)

1.85%, 1/27/2023	1,210,000	1,217,096

2.95%, 1/29/2023	396,000	401,039

3.50%, 4/28/2023	818,000	836,281

(ICE LIBOR USD 3 Month + 0.63%), 2.66%, 5/16/2023 (c)	5,401,000	5,413,238

Charles Schwab Corp. (The)

3.23%, 9/1/2022 (a)	300,000	303,073

2.65%, 1/25/2023	3,499,000	3,537,322

(SOFRINDX + 0.50%), 0.55%, 3/18/2024 (c)	1,642,000	1,644,542

Credit Suisse AG (Switzerland)

2.80%, 4/8/2022 (a)	67,624,000	67,776,794

1.00%, 5/5/2023	8,715,000	8,648,586

Series FXD, 0.52%, 8/9/2023	50,000,000	49,070,954

(SOFRINDX + 0.39%), 0.44%, 2/2/2024 (c)	40,999,000	40,952,981

Daiwa Securities Group, Inc. (Japan)

3.13%, 4/19/2022 (b)	2,583,000	2,590,147

Goldman Sachs Group, Inc. (The)

0.52%, 3/8/2023	32,717,000	32,487,408

(ICE LIBOR USD 3 Month + 1.05%), 1.23%, 6/5/2023 (c)	9,896,000	9,912,894

(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023 (c)	14,839,000	14,897,370

(ICE LIBOR USD 3 Month + 1.00%), 1.26%, 7/24/2023 (c)	1,343,000	1,345,952

(ICE LIBOR USD 3 Month + 0.99%), 2.90%, 7/24/2023 (c)	40,333,000	40,542,020

Series VAR, (SOFR + 0.54%), 0.63%, 11/17/2023 (c)	33,389,000	33,113,850

(SOFR + 0.57%), 0.67%, 3/8/2024 (c)	77,500,000	76,488,786

Intercontinental Exchange, Inc. 2.35%, 9/15/2022 (a)	2,115,000	2,128,452

Macquarie Bank Ltd. (Australia)

2.10%, 10/17/2022 (b)	4,920,000	4,946,164

0.44%, 12/16/2022 (b)	85,955,000	85,463,021

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Capital Markets — continued

(SOFR + 0.30%), 0.35%, 4/6/2023 (b) (c)	140,000,000	139,396,795

Moody’s Corp. 2.63%, 1/15/2023 (a)	1,188,000	1,198,341

Morgan Stanley

2.75%, 5/19/2022	36,682,000	36,827,015

3.13%, 1/23/2023	35,056,000	35,556,818

3.75%, 2/25/2023	5,500,000	5,604,796

(SOFR + 0.47%), 0.56%, 11/10/2023 (c)	21,754,000	21,583,960

(SOFR + 0.46%), 0.53%, 1/25/2024 (c)	8,363,000	8,265,424

(SOFR + 0.62%), 0.73%, 4/5/2024 (c)	38,073,000	37,546,540

(SOFR + 0.53%), 0.79%, 5/30/2025 (c)	25,000,000	24,105,335

State Street Corp. (SOFR + 2.69%), 2.82%, 3/30/2023 (c)	15,059,000	15,072,229

UBS AG (Switzerland)

0.38%, 6/1/2023 (b)	36,814,000	36,258,748

(SOFR + 0.36%), 0.41%, 2/9/2024 (b) (c)	23,894,000	23,851,291

(SOFR + 0.45%), 0.50%, 8/9/2024 (b) (c)	30,423,000	30,384,447

UBS Group AG (Switzerland)

(ICE LIBOR USD 3 Month + 1.22%), 1.70%, 5/23/2023 (b) (c)	5,805,000	5,820,466

3.49%, 5/23/2023 (b)	290,000	291,274

(ICE LIBOR USD 3 Month + 0.95%), 2.86%, 8/15/2023 (b) (c)	37,834,000	38,074,407

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 1.01%, 7/30/2024 (a) (b) (c)	36,500,000	35,979,407

		979,535,263

Chemicals — 0.3%

Chevron Phillips Chemical Co. LLC 3.30%, 5/1/2023 (b)	4,703,000	4,787,245

International Flavors & Fragrances, Inc. 0.70%, 9/15/2022 (b)	15,000,000	14,951,332

Nutrien Ltd. (Canada) 1.90%, 5/13/2023	22,880,000	22,915,407

Westlake Corp. 0.88%, 8/15/2024 (a)	4,583,000	4,442,581

		47,096,565

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	197

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Construction Materials — 0.1%

Martin Marietta Materials, Inc. 0.65%, 7/15/2023	16,655,000	16,392,979

Consumer Finance — 3.9%

AerCap Ireland Capital DAC (Ireland)

4.13%, 7/3/2023	20,510,000	20,967,996

1.15%, 10/29/2023	57,979,000	56,636,001

American Express Co.

2.75%, 5/20/2022	9,713,000	9,736,694

2.50%, 8/1/2022	8,699,000	8,743,644

2.65%, 12/2/2022	885,000	894,738

3.40%, 2/27/2023	5,495,000	5,577,881

3.70%, 8/3/2023	3,130,000	3,211,509

American Honda Finance Corp.

(ICE LIBOR USD 3 Month + 0.15%), 0.63%, 2/22/2023 (a) (c)	99,001,000	99,055,806

0.35%, 4/20/2023	10,431,000	10,266,722

1.95%, 5/10/2023	14,869,000	14,939,595

0.88%, 7/7/2023	9,506,000	9,414,814

Avolon Holdings Funding Ltd. (Ireland) 3.63%, 5/1/2022 (b)	42,290,000	42,365,389

Capital One Financial Corp.

(ICE LIBOR USD 3 Month + 0.72%), 1.02%, 1/30/2023 (c)	420,000	421,057

2.60%, 5/11/2023	69,720,000	70,306,851

Caterpillar Financial Services Corp.

1.95%, 11/18/2022	7,500,000	7,541,175

2.55%, 11/29/2022	9,656,000	9,759,795

3.45%, 5/15/2023	590,000	604,761

General Motors Financial Co., Inc.

(SOFR + 1.20%), 1.25%, 11/17/2023 (c)	23,000,000	23,215,399

1.05%, 3/8/2024	18,436,000	17,963,420

Hyundai Capital Services, Inc. (South Korea) 0.75%, 9/15/2023 (b)	13,658,000	13,326,111

John Deere Capital Corp.

(ICE LIBOR USD 3 Month + 0.38%), 0.57%, 3/7/2022 (c)	145,000	145,006

2.75%, 3/15/2022	1,000,000	1,000,663

2.80%, 1/27/2023	573,000	580,017

(SOFR + 0.12%), 0.17%, 7/10/2023 (a) (c)	57,027,000	57,009,711

Toyota Motor Credit Corp.

0.45%, 7/22/2022 (a)	4,299,000	4,289,987

0.35%, 10/14/2022	30,417,000	30,281,264

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Consumer Finance — continued

(SOFR + 0.20%), 0.25%, 2/13/2023 (a) (c)	74,615,000	74,530,961

0.40%, 4/6/2023	68,327,000	67,565,762

(SOFRINDX + 0.33%), 0.38%, 1/11/2024 (c)	61,779,000	61,813,958

		722,166,687

Diversified Financial Services — 1.7%

AIG Global Funding

2.30%, 7/1/2022 (b)	2,125,000	2,131,648

0.80%, 7/7/2023 (b)	8,310,000	8,206,427

0.40%, 9/13/2023 (b)	54,067,000	52,842,908

(SOFR + 0.38%), 0.43%, 12/15/2023 (a) (b) (c)	48,943,000	48,963,130

Citigroup Global Markets Holdings, Inc. 0.75%, 6/7/2024	33,597,000	32,689,184

CK Hutchison International 17 Ltd. (United Kingdom) 2.88%, 4/5/2022 (b)	3,245,000	3,248,570

Element Fleet Management Corp. (Canada) 1.60%, 4/6/2024 (b)	9,954,000	9,786,574

National Rural Utilities Cooperative Finance Corp.

2.30%, 9/15/2022	2,070,000	2,082,747

Series D, (ICE LIBOR USD 3 Month + 0.07%), 0.52%, 2/16/2023 (c)	65,911,000	65,687,649

(SOFR + 0.40%), 0.45%, 8/7/2023 (c)	11,905,000	11,926,000

NTT Finance Corp. (Japan) 0.37%, 3/3/2023 (b)	40,004,000	39,577,367

ORIX Corp. (Japan) 2.90%, 7/18/2022 (a)	147,000	148,082

Siemens Financieringsmaatschappij NV (Germany)

(ICE LIBOR USD 3 Month + 0.61%), 0.82%, 3/16/2022 (b) (c)	1,227,000	1,227,256

0.40%, 3/11/2023 (b)	14,889,000	14,708,962

(SOFR + 0.43%), 0.48%, 3/11/2024 (b) (c)	23,914,000	23,956,772

		317,183,276

Diversified Telecommunication Services — 0.4%

AT&T, Inc.

2.63%, 12/1/2022	2,551,000	2,568,089

(SOFRINDX + 0.64%), 0.69%, 3/25/2024 (c)	24,755,000	24,759,233

Deutsche Telekom International Finance BV (Germany) 2.49%, 9/19/2023 (b)	15,070,000	15,193,621

SEE NOTES TO FINANCIAL STATEMENTS.

198	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Diversified Telecommunication Services — continued

Verizon Communications, Inc. (ICE LIBOR USD 3 Month + 1.00%), 1.21%, 3/16/2022 (c)	28,319,000	28,329,228

		70,850,171

Electric Utilities — 1.4%

American Electric Power Co., Inc. Series M, 0.75%, 11/1/2023	9,684,000	9,482,446

Duke Energy Corp.

2.40%, 8/15/2022	29,257,000	29,415,603

3.05%, 8/15/2022	11,908,000	11,958,262

Emera US Finance LP (Canada) 0.83%, 6/15/2024	11,121,000	10,724,197

Entergy Corp. 4.00%, 7/15/2022	3,497,000	3,516,910

Entergy Louisiana LLC

0.62%, 11/17/2023	15,524,000	15,226,816

0.95%, 10/1/2024	20,815,000	20,203,170

Eversource Energy

2.80%, 5/1/2023	14,173,000	14,299,369

Series T, (SOFRINDX + 0.25%), 0.30%, 8/15/2023 (a) (c)	22,322,000	22,289,248

Series N, 3.80%, 12/1/2023	174,000	178,873

Florida Power & Light Co. (SOFRINDX + 0.38%), 0.43%, 1/12/2024 (c)	49,271,000	49,272,972

ITC Holdings Corp. 2.70%, 11/15/2022	18,617,000	18,772,980

NextEra Energy Capital Holdings, Inc.

(ICE LIBOR USD 3 Month + 0.27%), 0.75%, 2/22/2023 (c)	29,947,000	29,914,867

(SOFRINDX + 0.54%), 0.59%, 3/1/2023 (c)	2,905,000	2,911,432

0.65%, 3/1/2023	30,294,000	30,002,452

		268,169,597

Electrical Equipment — 0.0% (e)

ABB Finance USA, Inc. (Switzerland) 2.88%, 5/8/2022	1,400,000	1,404,130

Eaton Corp. 2.75%, 11/2/2022	4,062,000	4,101,350

		5,505,480

Electronic Equipment, Instruments & Components — 0.4%

TD SYNNEX Corp. 1.25%, 8/9/2024 (b)	42,522,000	41,267,147

Teledyne Technologies, Inc. 0.65%, 4/1/2023 (a)	39,910,000	39,395,397

		80,662,544

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Energy Equipment & Services — 0.0% (e)

Schlumberger Finance Canada Ltd. 2.65%, 11/20/2022 (b)	3,623,000	3,658,622

Entertainment — 0.2%

TWDC Enterprises 18 Corp. 2.35%, 12/1/2022	5,400,000	5,444,677

Walt Disney Co. (The)

1.65%, 9/1/2022	19,999,000	20,077,855

3.00%, 9/15/2022	5,500,000	5,558,470

		31,081,002

Food & Staples Retailing — 0.4%

7-Eleven, Inc. 0.63%, 2/10/2023 (b)	67,817,000	67,274,162

Kroger Co. (The) 2.80%, 8/1/2022 (a)	11,902,000	11,957,807

		79,231,969

Food Products — 0.3%

Bunge Ltd. Finance Corp. 3.00%, 9/25/2022	10,841,000	10,925,351

Conagra Brands, Inc. 0.50%, 8/11/2023	23,177,000	22,719,024

Mondelez International Holdings Netherlands BV 2.13%, 9/19/2022 (a) (b)	20,385,000	20,503,739

Mondelez International, Inc. 0.63%, 7/1/2022	7,039,000	7,026,650

Unilever Capital Corp. (United Kingdom) 3.00%, 3/7/2022	1,541,000	1,541,621

		62,716,385

Gas Utilities — 1.6%

Atmos Energy Corp.

(ICE LIBOR USD 3 Month + 0.38%), 0.58%, 3/9/2023 (c)	87,431,000	87,351,613

0.63%, 3/9/2023	55,468,000	54,840,450

CenterPoint Energy Resources Corp.

(ICE LIBOR USD 3 Month + 0.50%), 0.67%, 3/2/2023 (c)	16,053,000	16,053,193

0.70%, 3/2/2023	25,649,000	25,381,093

ONE Gas, Inc.

(ICE LIBOR USD 3 Month + 0.61%), 0.81%, 3/11/2023 (c)	30,397,000	30,398,317

0.85%, 3/11/2023	82,093,000	81,405,458

Southern Natural Gas Co. LLC 0.63%, 4/28/2023 (b)	4,600,000	4,530,469

		299,960,593

Health Care Equipment & Supplies — 0.0% (e)

Abbott Laboratories 2.55%, 3/15/2022	143,000	143,090

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	199

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Health Care Equipment & Supplies — continued

DH Europe Finance II SARL 2.05%, 11/15/2022	1,000,000	1,005,152

		1,148,242

Health Care Providers & Services — 1.1%

Aetna, Inc.

2.75%, 11/15/2022	17,364,000	17,474,524

2.80%, 6/15/2023	9,649,000	9,776,925

AmerisourceBergen Corp. 0.74%, 3/15/2023	41,011,000	40,677,922

Anthem, Inc.

3.13%, 5/15/2022	22,700,000	22,804,193

2.95%, 12/1/2022	6,928,000	7,006,680

3.30%, 1/15/2023	6,166,000	6,259,928

Cigna Corp. (ICE LIBOR USD 3 Month + 0.89%), 1.13%, 7/15/2023 (c)	14,963,000	15,107,372

CVS Health Corp. 2.75%, 12/1/2022	14,896,000	15,005,606

Humana, Inc.

3.15%, 12/1/2022	15,124,000	15,265,391

2.90%, 12/15/2022	21,770,000	21,982,774

0.65%, 8/3/2023 (a)	16,792,000	16,529,668

UnitedHealth Group, Inc.

2.88%, 3/15/2022 (a)	4,716,000	4,720,296

3.35%, 7/15/2022	2,251,000	2,269,961

		194,881,240

Hotels, Restaurants & Leisure — 0.2%

Booking Holdings, Inc. 2.75%, 3/15/2023	985,000	996,336

Starbucks Corp.

1.30%, 5/7/2022 (a)	10,231,000	10,236,364

2.70%, 6/15/2022 (a)	25,000,000	25,048,948

		36,281,648

Household Products — 0.3%

Church & Dwight Co., Inc. 2.45%, 8/1/2022	5,800,000	5,830,909

Reckitt Benckiser Treasury Services plc (United Kingdom) 2.38%, 6/24/2022 (b)	44,405,000	44,521,740

		50,352,649

Industrial Conglomerates — 0.1%

3M Co.

1.75%, 2/14/2023	205,000	205,931

2.25%, 3/15/2023	5,202,000	5,244,396

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Industrial Conglomerates — continued

Honeywell International, Inc.

2.15%, 8/8/2022 (a)	3,051,000	3,063,753

0.48%, 8/19/2022 (a)	4,401,000	4,395,307

Roper Technologies, Inc. 0.45%, 8/15/2022	5,216,000	5,198,424

		18,107,811

Insurance — 4.6%

Allstate Corp. (The) 3.15%, 6/15/2023	1,230,000	1,249,917

Athene Global Funding

(ICE LIBOR USD 3 Month + 1.23%), 1.44%, 7/1/2022 (b) (c)	1,945,000	1,950,805

3.00%, 7/1/2022 (b)	3,945,000	3,969,025

1.20%, 10/13/2023 (b)	32,955,000	32,508,205

0.95%, 1/8/2024 (b)	17,069,000	16,681,952

1.00%, 4/16/2024 (b)	21,061,000	20,505,929

(SOFR + 0.70%), 0.75%, 5/24/2024 (b) (c)	43,521,000	43,564,956

Brighthouse Financial Global Funding

0.60%, 6/28/2023 (b)	11,451,000	11,275,367

1.20%, 12/15/2023 (b)	23,953,000	23,522,079

1.00%, 4/12/2024 (b)	7,007,000	6,821,213

Equitable Financial Life Global Funding

(SOFR + 0.39%), 0.44%, 4/6/2023 (b) (c)	63,649,000	63,641,907

Guardian Life Global Funding

2.50%, 5/8/2022 (b)	5,994,000	6,002,872

3.40%, 4/25/2023 (b)	500,000	511,255

Jackson National Life Global Funding

2.50%, 6/27/2022 (b)	2,091,000	2,101,433

2.38%, 9/15/2022 (a) (b)	900,000	906,062

(SOFR + 0.60%), 0.65%, 1/6/2023 (b) (c)	22,504,000	22,542,682

3.25%, 1/30/2024 (b)	21,256,000	21,718,314

Marsh & McLennan Cos., Inc. 3.30%, 3/14/2023	234,000	237,654

MassMutual Global Funding II

(SOFR + 0.22%), 0.27%, 6/2/2023 (a) (b) (c)	110,062,000	110,034,101

0.85%, 6/9/2023 (b)	39,446,000	39,076,967

Met Tower Global Funding 0.55%, 7/13/2022 (a) (b)	35,928,000	35,893,763

Metropolitan Life Global Funding I

3.00%, 1/10/2023 (b)	243,000	246,644

0.90%, 6/8/2023 (b)	12,448,000	12,350,602

SEE NOTES TO FINANCIAL STATEMENTS.

200	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Insurance — continued

New York Life Global Funding

2.30%, 6/10/2022 (b)	1,650,000	1,657,032

0.40%, 9/20/2022 (b)	52,840,000	52,694,344

1.10%, 5/5/2023 (b)	8,899,000	8,860,843

(SOFR + 0.19%), 0.24%, 6/30/2023 (b) (c)	38,671,000	38,621,319

Principal Life Global Funding II 1.25%, 5/11/2023 (b)	75,151,000	74,969,348

Protective Life Global Funding

0.33%, 12/9/2022 (b)	143,964,000	143,038,516

1.08%, 6/9/2023 (b)	8,062,000	8,004,507

Reliance Standard Life Global Funding II

2.63%, 7/22/2022 (b)	9,073,000	9,122,590

2.15%, 1/21/2023 (b)	9,976,000	10,023,134

2.50%, 10/30/2024 (b)	2,780,000	2,789,185

Suncorp-Metway Ltd. (Australia) 2.80%, 5/4/2022 (b)	145,000	145,530

Swiss Re Treasury U.S. Corp. (Switzerland) 2.88%, 12/6/2022 (b)	35,796,000	36,205,027

		863,445,079

IT Services — 0.0% (e)

International Business Machines Corp.

1.88%, 8/1/2022	1,775,000	1,781,367

2.88%, 11/9/2022	2,215,000	2,240,631

PayPal Holdings, Inc. 1.35%, 6/1/2023 (a)	2,528,000	2,519,998

		6,541,996

Life Sciences Tools & Services — 0.7%

Thermo Fisher Scientific, Inc. (SOFR + 0.35%), 0.40%, 4/18/2023 (c)	135,732,000	135,669,566

Metals & Mining —0.0% (e)

Glencore Funding LLC (Australia)

3.00%, 10/27/2022 (b)	490,000	494,272

4.13%, 5/30/2023 (b)	5,620,000	5,760,331

		6,254,603

Multi-Utilities — 0.6%

Berkshire Hathaway Energy Co. 3.75%, 11/15/2023	2,000,000	2,059,800

CenterPoint Energy, Inc. (SOFRINDX + 0.65%), 0.70%, 5/13/2024 (a) (c)	35,739,000	35,745,612

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Multi-Utilities — continued

Dominion Energy, Inc. Series D, (ICE LIBOR USD 3 Month + 0.53%), 0.73%, 9/15/2023 (c)	31,071,000	31,073,848

DTE Energy Co.

Series H, 0.55%, 11/1/2022	13,623,000	13,555,622

2.25%, 11/1/2022	1,600,000	1,609,586

Engie SA (France) 2.88%, 10/10/2022 (b)	3,700,000	3,727,743

WEC Energy Group, Inc. 0.55%, 9/15/2023	15,845,000	15,527,954

		103,300,165

Oil, Gas & Consumable Fuels — 1.0%

APT Pipelines Ltd. (Australia) 4.20%, 3/23/2025 (b)	12,446,000	12,948,509

Enbridge, Inc. (Canada) (SOFR + 0.40%), 0.45%, 2/17/2023 (c)	22,769,000	22,746,208

Equinor ASA (Norway) 2.45%, 1/17/2023	1,130,000	1,140,597

Exxon Mobil Corp.

1.90%, 8/16/2022	10,747,000	10,799,117

1.57%, 4/15/2023	48,100,000	48,197,704

Phillips 66 4.30%, 4/1/2022	534,000	535,424

Saudi Arabian Oil Co. (Saudi Arabia)

2.75%, 4/16/2022 (a) (b)	4,800,000	4,814,400

1.25%, 11/24/2023 (b)	8,000,000	7,900,000

Suncor Energy, Inc. (Canada) 2.80%, 5/15/2023 (a)	11,248,000	11,369,968

TransCanada PipeLines Ltd. (Canada)

2.50%, 8/1/2022	38,186,000	38,366,066

3.75%, 10/16/2023	25,013,000	25,634,777

		184,452,770

Pharmaceuticals — 0.8%

AstraZeneca plc (United Kingdom) 0.30%, 5/26/2023	105,787,000	104,284,610

Bristol-Myers Squibb Co.

3.25%, 8/15/2022	1,773,000	1,791,167

3.55%, 8/15/2022	503,000	508,621

3.25%, 2/20/2023	410,000	417,099

GlaxoSmithKline Capital plc (United Kingdom)

2.85%, 5/8/2022	15,098,000	15,144,108

2.88%, 6/1/2022	4,285,000	4,298,882

Pfizer, Inc. 2.80%, 3/11/2022	247,000	247,131

Takeda Pharmaceutical Co. Ltd. (Japan) 4.40%, 11/26/2023	1,125,000	1,167,799

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	201

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Pharmaceuticals — continued

Viatris, Inc. 1.13%, 6/22/2022	17,844,000	17,851,562

Zoetis, Inc. 3.25%, 2/1/2023	2,499,000	2,523,155

		148,234,134

Road & Rail — 0.8%

ERAC USA Finance LLC 3.30%, 10/15/2022 (b)	32,027,000	32,441,892

JB Hunt Transport Services, Inc.

3.30%, 8/15/2022	15,483,000	15,593,699

Penske Truck Leasing Co. LP

4.88%, 7/11/2022 (b)	45,535,000	46,107,072

4.25%, 1/17/2023 (b)	677,000	691,227

2.70%, 3/14/2023 (b)	6,781,000	6,849,716

4.13%, 8/1/2023 (b)	2,500,000	2,570,897

Ryder System, Inc.

2.88%, 6/1/2022	6,291,000	6,310,445

3.40%, 3/1/2023 (a)	5,740,000	5,832,248

SMBC Aviation Capital Finance DAC (Ireland) 3.00%, 7/15/2022 (b)	1,500,000	1,507,269

Triton Container International Ltd. (Bermuda) 0.80%, 8/1/2023 (b)	22,739,000	22,303,548

Union Pacific Corp.

2.75%, 4/15/2023	6,395,000	6,465,538

3.50%, 6/8/2023	1,540,000	1,575,987

		148,249,538

Semiconductors & Semiconductor Equipment — 0.2%

NVIDIA Corp. 0.31%, 6/15/2023	39,037,000	38,446,569

Software — 0.3%

Oracle Corp.

2.50%, 5/15/2022	6,980,000	6,987,481

2.50%, 10/15/2022	23,711,000	23,885,888

2.63%, 2/15/2023	4,361,000	4,389,603

VMware, Inc. 0.60%, 8/15/2023	25,574,000	25,109,443

		60,372,415

Specialty Retail — 0.0% (e)

AutoZone, Inc. 2.88%, 1/15/2023	5,100,000	5,140,189

Technology Hardware, Storage & Peripherals — 0.1%

Apple, Inc. 1.70%, 9/11/2022 (a)	21,091,000	21,189,055

Thrifts & Mortgage Finance — 1.0%

BPCE SA (France)

(ICE LIBOR USD 3 Month + 1.22%), 1.70%, 5/22/2022 (b) (c)	2,490,000	2,495,631

3.00%, 5/22/2022 (b)	20,647,000	20,722,152

(ICE LIBOR USD 1 Month + 0.88%), 1.05%, 5/31/2022 (c)	27,250,000	27,289,083

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Thrifts & Mortgage Finance — continued

2.75%, 1/11/2023 (b)	5,000,000	5,054,932

4.00%, 9/12/2023 (b)	7,166,000	7,363,539

Nationwide Building Society (United Kingdom)

2.00%, 1/27/2023 (b)	56,360,000	56,554,797

(ICE LIBOR USD 3 Month + 1.18%), 3.62%, 4/26/2023 (b) (c)	55,942,000	56,104,201

0.55%, 1/22/2024 (a) (b)	16,668,000	16,200,144

		191,784,479

Tobacco — 0.4%

Altria Group, Inc. 2.95%, 5/2/2023 (a)	195,000	197,319

BAT Capital Corp. (United Kingdom)

(ICE LIBOR USD 3 Month + 0.88%), 1.39%, 8/15/2022 (c)	17,502,000	17,536,648

Philip Morris International, Inc.

2.38%, 8/17/2022	11,000,000	11,056,706

2.50%, 8/22/2022	160,000	161,125

2.50%, 11/2/2022	2,620,000	2,640,062

Reynolds American, Inc. (United Kingdom) 4.85%, 9/15/2023	45,368,000	47,245,888

		78,837,748

Trading Companies & Distributors — 0.1%

Air Lease Corp. (ICE LIBOR USD 3 Month + 0.35%), 0.55%, 12/15/2022 (c)	13,922,000	13,914,187

Wireless Telecommunication Services — 0.2%

Rogers Communications, Inc. (Canada) (ICE LIBOR USD 3 Month + 0.60%), 0.81%, 3/22/2022 (a) (c)	33,751,000	33,756,362

Vodafone Group plc (United Kingdom) 2.50%, 9/26/2022	150,000	150,997

		33,907,359

Total Corporate Bonds (Cost $10,210,108,409)		10,140,967,514

Asset-Backed Securities — 11.4%

522 Funding CLO Ltd. (Cayman Islands) Series 2019-4A, Class AR, 1.33%, 4/20/2030 (b) (f)	50,000,000	49,968,700

Aimco CLO Ltd. (Cayman Islands)

Series 2020-12A, Class XR, 1.08%, 1/17/2032 (b) (f)	3,800,000	3,800,000

Series 2020-12A, Class AR, 1.40%, 1/17/2032 (b) (f)	22,189,000	22,123,587

SEE NOTES TO FINANCIAL STATEMENTS.

202	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Asset-Backed Securities — continued

AIMCO CLO Ltd. (Cayman Islands) Series 2019-10A, Class AR, 1.32%, 7/22/2032 (b) (f)	5,000,000	4,983,510

Anchorage Capital CLO Ltd. (Cayman Islands)

Series 2016-9A, Class XR, 1.19%, 7/15/2032 (b) (f)	1,250,000	1,250,439

Series 2016-9A, Class AR2, 1.38%, 7/15/2032 (b) (f)	12,000,000	11,996,964

Apidos CLO (Cayman Islands)

Series 2016-24A, Class A1AL, 1.20%, 10/20/2030 (b) (f)	35,000,000	34,858,740

Series 2019-31A, Class A1R, 1.34%, 4/15/2031 (b) (f)	28,565,000	28,490,874

Ares CLO Ltd. (Cayman Islands) Series 2013-2A, Class XR2, 1.23%, 10/28/2034 (b) (f)	4,750,000	4,749,990

Atlas Senior Loan Fund (Cayman Islands) Series 2019-13A, Class A1NR, 1.34%, 4/22/2031 (b) (f)	24,675,000	24,609,661

Atlas Senior Loan Fund Ltd. (Cayman Islands) Series 2021-18A, Class X, 1.09%, 1/18/2035 ‡ (b) (f)	2,000,000	2,001,154

Avery Point CLO Ltd. (Cayman Islands)

Series 2015-6A, Class AR2, 1.22%, 8/5/2027 (b) (f)	39,102,540	38,940,264

Series 2015-7A, Class AR2, 1.20%, 1/15/2028 (b) (f)	23,401,552	23,394,508

Bain Capital Credit CLO (Cayman Islands) Series 2019-1A, Class X, 1.08%, 4/19/2034 (b) (f)	5,100,000	5,096,593

Bain Capital Credit CLO Ltd. (Cayman Islands) Series 2016-2A, Class ARR, 1.21%, 1/15/2029 (b) (f)	38,219,950	38,136,975

Ballyrock CLO Ltd. (Cayman Islands)

Series 2020-2A, Class A1R, 1.26%, 10/20/2031 (b) (f)	20,955,000	20,900,056

Series 2019-1A, Class A1R, 1.27%, 7/15/2032 (b) (f)	42,764,000	42,614,625

Barings CLO Ltd. (Cayman Islands) Series 2013-IA, Class AR, 1.05%, 1/20/2028 (b) (f)	30,552,077	30,536,037

Benefit Street Partners CLO Ltd. (Cayman Islands)

Series 2013-IIA, Class A1R2, 1.11%, 7/15/2029 (b) (f)	20,589,672	20,578,636

Series 2013-IIIA, Class A1R2, 1.25%, 7/20/2029 (b) (f)	40,207,036	40,157,622

Series 2016-10A, Class X, 0.85%, 4/20/2034 (b) (f)	925,000	924,530

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Series 2015-6BR, Class X, 0.95%, 7/20/2034 (b) (f)	2,400,000	2,398,913

BMW Vehicle Lease Trust Series 2021-2, Class A2, 0.19%, 11/27/2023	65,168,951	64,964,086

BSPRT Issuer Ltd. (Cayman Islands) Series 2021-FL7, Class A, 1.51%, 12/15/2038 (b) (f)	19,132,500	19,025,760

Buckhorn Park CLO Ltd. (Cayman Islands) Series 2019-1A, Class XR, 0.89%, 7/18/2034 (b) (f)	4,166,666	4,166,658

Capital One Prime Auto Receivables Trust Series 2020-1, Class A3, 1.60%, 11/15/2024	11,600,235	11,619,448

CarMax Auto Owner Trust

Series 2020-4, Class A2, 0.31%, 1/16/2024	9,844,555	9,837,877

Series 2018-3, Class A4, 3.27%, 3/15/2024	15,600,000	15,704,199

Series 2021-2, Class A2A, 0.27%, 6/17/2024	20,113,513	20,075,472

Series 2021-4, Class A2A, 0.24%, 11/15/2024	47,325,239	47,098,310

Carvana Auto Receivables Trust

Series 2021-P3, Class A2, 0.38%, 1/10/2025	54,591,978	54,134,055

Series 2021-P4, Class A2, 0.82%, 4/10/2025	23,277,000	23,049,896

CBAM Ltd. (Cayman Islands) Series 2017-2A, Class XR, 0.94%, 7/17/2034 (b) (f)	3,750,000	3,749,992

CIFC Funding Ltd. (Cayman Islands) Series 2017-5A, Class A1, 1.42%, 11/16/2030 (b) (f)	36,840,000	36,789,603

Cloud Pass-Through Trust Series 2019-1A, Class CLOU, 3.55%, 12/5/2022 (b) (f)	294,095	294,724

Dell Equipment Finance Trust Series 2021-2, Class A2, 0.33%, 12/22/2026 (b)	31,903,000	31,538,065

Drive Auto Receivables Trust Series 2021-2, Class A2, 0.36%, 5/15/2024	40,507,135	40,434,777

Dryden Senior Loan Fund (Cayman Islands)

Series 2017-47A, Class A1R, 1.22%, 4/15/2028 (b) (f)	30,000,000	29,946,780

Series 2014-36A, Class AR3, 1.26%, 4/15/2029 (b) (f)	44,340,078	44,295,384

Elmwood CLO Ltd. (Cayman Islands) Series 2021-3A, Class A, 1.29%, 10/20/2034 (b) (f)	30,000,000	29,748,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	203

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Asset-Backed Securities — continued

Exeter Automobile Receivables Trust

Series 2021-2A, Class A2, 0.27%, 1/16/2024	2,941,409	2,940,968

Series 2021-1A, Class A3, 0.34%, 3/15/2024	439,646	439,537

Series 2021-2A, Class A3, 0.30%, 10/15/2024	10,937,000	10,916,814

Series 2021-3A, Class A3, 0.35%, 2/18/2025	24,529,000	24,404,297

Ford Credit Auto Owner Trust Series 2020-C, Class A2, 0.25%, 10/15/2023	11,523,735	11,512,984

Galaxy CLO Ltd. (Cayman Islands)

Series 2013-15A, Class ARR, 1.21%, 10/15/2030 (b) (f)	22,560,000	22,494,147

Series 2016-22A, Class XRR, 1.14%, 4/16/2034 (b) (f)	3,578,947	3,576,560

GM Financial Consumer Automobile Receivables Trust

Series 2020-4, Class A2, 0.26%, 11/16/2023	1,038,615	1,038,243

Series 2022-1, Class A2, 0.76%, 2/18/2025	28,669,000	28,521,535

Goldentree Loan Management US CLO Ltd. (Cayman Islands) Series 2020-7A, Class XR, 0.75%, 4/20/2034 (b) (f)	3,125,000	3,124,997

Harriman Park CLO Ltd. (Cayman Islands) Series 2020-1A, Class XR, 0.85%, 4/20/2034 (b) (f)	3,749,999	3,746,932

Hyundai Auto Receivables Trust Series 2020-C, Class A2, 0.26%, 9/15/2023	15,904,970	15,896,124

ICG US CLO Ltd. (Cayman Islands) Series 2016-1A, Class XRR, 1.20%, 4/29/2034 (b) (f)	3,368,422	3,366,236

KKR CLO Ltd. (Cayman Islands)

Series 13, Class A1R, 1.04%, 1/16/2028 (b) (f)	4,402,891	4,392,012

Series 28A, Class A, 1.34%, 3/15/2031 (b) (f)	12,379,544	12,351,121

Series 32A, Class A1, 1.56%, 1/15/2032 (b) (f)	18,000,000	17,995,428

Series 24, Class A1R, 1.33%, 4/20/2032 (b) (f)	20,000,000	19,913,700

Series 16, Class X, 1.00%, 10/20/2034 (b) (f)	6,125,000	6,122,372

LCM LP (Cayman Islands)

Series 20A, Class AR, 1.29%, 10/20/2027 (b) (f)	10,177,930	10,175,355

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Series 14A, Class AR, 1.29%, 7/20/2031 (b) (f)	12,980,000	12,969,590

LCM Ltd. (Cayman Islands)

Series 24A, Class AR, 1.23%, 3/20/2030 (b) (f)	32,944,000	32,902,227

Series 25A, Class AR, 1.53%, 7/20/2030 (b) (f)	30,000,000	29,911,560

Series 29A, Class AR, 1.31%, 4/15/2031 (b) (f)	20,000,000	19,948,600

LMREC LLC Series 2021-CRE4, Class A, 1.24%, 4/22/2037 (b) (f)	29,419,000	29,352,754

Longfellow Place CLO Ltd. (Cayman Islands) Series 2013-1A, Class AR3, 1.24%, 4/15/2029 (b) (f)	12,326,689	12,321,130

Madison Park Funding Ltd. (Cayman Islands) Series 2019-36A, Class X, 0.00%, 4/15/2035 (b) (f) (g)	2,000,000	2,000,000

Magnetite Ltd. (Cayman Islands)

Series 2012-7A, Class A1R2, 1.04%, 1/15/2028 (b) (f)	28,711,654	28,717,339

Series 2016-18A, Class AR2, 1.39%, 11/15/2028 (b) (f)	9,939,873	9,922,756

Series 2020-25A, Class A, 1.46%, 1/25/2032 (b) (f)	20,250,000	20,164,768

Series 2017-19A, Class X, 0.94%, 4/17/2034 (b) (f)	5,000,000	4,999,990

Marathon CLO Ltd. (Cayman Islands) Series 2019-1A, Class AANR, 1.56%, 4/15/2032 (b) (f)	35,000,000	34,965,910

Marlette Funding Trust Series 2022-1A, Class A, 1.36%, 4/15/2032 (b)	5,400,000	5,395,939

MP CLO III Ltd. (Cayman Islands) Series 2013-1A, Class AR, 1.50%, 10/20/2030 (b) (f)	9,000,000	8,979,615

Neuberger Berman CLO (Cayman Islands) Series 2013-15A, Class A1R2, 1.16%, 10/15/2029 (b) (f)	23,449,666	23,384,546

Neuberger Berman CLO Ltd. (Cayman Islands)

Series 2013-14A, Class AR2, 1.31%, 1/28/2030 (b) (f)	16,000,000	15,977,008

Series 2017-16SA, Class XR, 1.04%, 4/15/2034 (b) (f)	5,000,000	4,999,990

Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands)

Series 2017-26A, Class AR, 1.16%, 10/18/2030 (b) (f)	38,286,000	38,194,343

Series 2020-37A, Class AR, 1.22%, 7/20/2031 (b) (f)	24,247,000	24,192,493

SEE NOTES TO FINANCIAL STATEMENTS.

204	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Asset-Backed Securities — continued

Newark BSL CLO 2 Ltd. (Cayman Islands) Series 2017-1A, Class A1R, 1.23%, 7/25/2030 (b) (f)	30,619,000	30,568,326

Newark BSL CLO Ltd. (Cayman Islands) Series 2016-1A, Class A1R, 1.37%, 12/21/2029 (b) (f)	32,778,479	32,724,329

OCP CLO Ltd. (Cayman Islands)

Series 2016-12A, Class A1R, 1.36%, 10/18/2028 (b) (f)	716,318	716,139

Series 2020-8RA, Class A1, 1.46%, 1/17/2032 (b) (f)	35,000,000	34,936,440

Series 2019-17A, Class A1R, 1.29%, 7/20/2032 (b) (f)	25,500,000	25,400,371

Series 2015-9A, Class X, 0.00%, 1/15/2033 (b) (f) (g)	4,000,000	3,999,864

Series 2020-19A, Class XR, 0.95%, 10/20/2034 (b) (f)	937,500	937,356

Octagon Investment Partners 30 Ltd. (Cayman Islands) Series 2017-1A, Class A1R, 1.25%, 3/17/2030 (b) (f)	35,000,000	34,944,980

OHA Credit Funding 7 Ltd. (Cayman Islands) Series 2020-7A, Class XR, 1.09%, 2/24/2037 (b) (f)	1,250,000	1,249,957

OHA Credit Partners Ltd. (Cayman Islands) Series 2016-13A, Class XR, 1.11%, 10/25/2034 (b) (f)	1,875,000	1,874,996

Palmer Square Loan Funding Ltd. (Cayman Islands)

Series 2019-2A, Class A1, 1.22%, 4/20/2027 (b) (f)	2,727,958	2,727,271

Series 2019-4A, Class A1, 1.16%, 10/24/2027 (b) (f)	11,154,897	11,118,554

Series 2020-1A, Class A1, 1.28%, 2/20/2028 (b) (f)	6,987,225	6,985,548

Series 2020-2A, Class A1, 1.25%, 4/20/2028 (b) (f)	9,141,943	9,135,343

Series 2020-4A, Class A1, 1.50%, 11/25/2028 (b) (f)	36,446,914	36,423,041

Series 2021-1A, Class A1, 1.15%, 4/20/2029 (b) (f)	34,615,199	34,586,192

Series 2021-2A, Class A1, 1.28%, 5/20/2029 (b) (f)	30,956,892	30,876,868

Series 2021-3A, Class A1, 1.05%, 7/20/2029 (b) (f)	24,789,843	24,736,768

Series 2021-4A, Class A1, 0.92%, 10/15/2029 (b) (f)	40,000,000	39,933,200

Series 2022-1A, Class A1, 1.28%, 4/15/2030 (b) (f)	15,000,000	14,959,530

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Santander Drive Auto Receivables Trust

Series 2021-2, Class A2, 0.28%, 4/15/2024	5,727,418	5,726,255

Series 2021-2, Class A3, 0.34%, 2/18/2025	14,986,000	14,937,071

Sculptor CLO Ltd. (Cayman Islands) Series 27A, Class X, 1.30%, 7/20/2034 (b) (f)	4,000,000	3,999,988

Sound Point CLO II Ltd. (Cayman Islands) Series 2013-1A, Class A1R, 1.34%, 1/26/2031 (b) (f)	2,430,000	2,406,125

Sound Point CLO Ltd. (Cayman Islands)

Series 2018-2A, Class A, 1.37%, 7/26/2031 (b) (f)	11,000,000	10,971,972

Series 2019-1A, Class AR, 1.33%, 1/20/2032 (b) (f)	19,268,000	19,208,635

Southwick Park CLO LLC (Cayman Islands) Series 2019-4A, Class A1R, 1.31%, 7/20/2032 (b) (f)	15,000,000	14,985,345

Symphony CLO Ltd. (Cayman Islands)

Series 2014-14A, Class AR, 1.19%, 7/14/2026 (b) (f)	8,432,529	8,432,630

Series 2018-20A, Class X, 1.24%, 1/16/2032 (b) (f)	1,000,000	1,000,000

Series 2020-24A, Class A, 1.46%, 1/23/2032 (b) (f)	28,550,000	28,495,726

Symphony Static CLO Ltd. (Cayman Islands) Series 2021-1A, Class A, 0.96%, 10/25/2029 (b) (f)	31,500,000	31,413,469

TCI-Symphony CLO Ltd. (Cayman Islands) Series 2017-1A, Class AR, 1.17%, 7/15/2030 (b) (f)	20,000,000	19,959,040

Tesla Auto Lease Trust Series 2020-A, Class A3, 0.68%, 12/20/2023 (b)	5,184,000	5,162,157

Treman Park CLO Ltd. (Cayman Islands) Series 2015-1A, Class ARR, 1.32%, 10/20/2028 (b) (f)	10,880,777	10,875,685

Venture CLO Ltd. (Cayman Islands)

Series 2016-25A, Class ARR, 1.27%, 4/20/2029 (b) (f)	1,655,221	1,653,124

Series 2018-33A, Class A1LR, 1.30%, 7/15/2031 (b) (f)	31,836,000	31,749,565

Series 2019-36A, Class XR, 0.95%, 4/20/2032 (b) (f)	4,125,000	4,123,029

Series 2021-43A, Class X, 1.29%, 4/15/2034 (b) (f)	5,000,000	4,996,070

Westlake Automobile Receivables Trust Series 2021-3A, Class A2, 0.57%, 9/16/2024 (b)	6,007,000	5,979,915

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	205

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Asset-Backed Securities — continued

Wind River CLO Ltd. (Cayman Islands) Series 2016-1A, Class AR, 1.29%, 7/15/2028 (b) (f)	5,990,282	5,988,623

World Omni Select Auto Trust Series 2021-A, Class A2, 0.29%, 2/18/2025	25,688,583	25,581,194

Total Asset-Backed Securities (Cost $2,142,309,972)		2,137,696,075

Commercial Mortgage-Backed Securities — 1.9%

ACRE Commercial Mortgage Ltd. (Cayman Islands) Series 2021-FL4, Class A, 0.97%, 12/18/2037 (b) (f)	8,017,292	7,969,004

Benchmark Mortgage Trust

Series 2018-B3, Class A2, 3.85%, 4/10/2051	4,018,395	4,061,251

Series 2018-B5, Class A2, 4.08%, 7/15/2051	5,000,000	5,088,043

BX Commercial Mortgage Trust

Series 2021-VOLT, Class A, 0.89%, 9/15/2036 (b) (f)	13,404,255	13,017,662

Series 2020-VKNG, Class A, 1.12%, 10/15/2037 (b) (f)	26,133,222	25,952,336

Series 2021-SOAR, Class A, 0.86%, 6/15/2038 (b) (f)	23,686,305	23,152,548

Series 2022-LP2, Class A, 1.06%, 2/15/2039 (b) (f)	25,000,000	24,749,730

BX Trust Series 2021-LBA, Class AJV, 0.99%, 2/15/2036 (b) (f)	39,712,098	38,729,700

BXMT Ltd. (Cayman Islands) Series 2020-FL3, Class A, 1.56%, 11/15/2037 (b) (f)	45,000,000	44,999,910

Citigroup Commercial Mortgage Trust

Series 2014-GC25, Class B, 4.34%, 10/10/2047 ‡ (f)	8,626,000	8,840,307

Series 2018-B2, Class A2, 3.79%, 3/10/2051	6,000,000	6,075,904

Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class A, 1.17%, 5/15/2036 (b) (f)	28,000,000	27,775,157

DBGS Mortgage Trust Series 2018-BIOD, Class A, 0.93%, 5/15/2035 (b) (f)	26,339,210	26,140,899

GS Mortgage Securities Corp. Trust Series 2021-RENT, Class A, 0.86%, 11/21/2035 (b) (f)	4,948,778	4,893,104

Independence Plaza Trust Series 2018-INDP, Class A, 3.76%, 7/10/2035 (b)	10,000,000	10,110,593

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

KNDL Mortgage Trust Series 2019-KNSQ, Class A, 0.99%, 5/15/2036 (b) (f)	5,600,000	5,547,283

Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C8, Class A3, 2.86%, 12/15/2048	6,492,441	6,494,804

Morgan Stanley Capital I Trust Series 2018-H3, Class A2, 4.00%, 7/15/2051	3,547,450	3,614,694

SREIT Trust Series 2021-MFP, Class A, 0.92%, 11/15/2038 (b) (f)	6,000,000	5,879,839

UBS Commercial Mortgage Trust

Series 2018-C8, Class A2, 3.71%, 2/15/2051	6,551,457	6,622,125

Series 2018-C11, Class A2, 3.99%, 6/15/2051	1,948,040	1,971,708

Wells Fargo Commercial Mortgage Trust

Series 2021-SAVE, Class A, 1.34%, 2/15/2040 (b) (f)	31,490,985	31,214,686

Series 2018-C46, Class A2, 4.06%, 8/15/2051	11,026,191	11,186,281

WFRBS Commercial Mortgage Trust

Series 2013-UBS1, Class AS, 4.31%, 3/15/2046 (f)	6,584,641	6,767,397

Series 2014-C22, Class AS, 4.07%, 9/15/2057 (f)	6,901,000	7,095,625

Total Commercial Mortgage-Backed Securities (Cost $363,377,207)		357,950,590

Foreign Government Securities — 0.2%

Svensk Exportkredit AB (Sweden)

(SOFRINDX + 1.00%), 1.05%, 5/25/2023 (c) (Cost $28,680,216)	28,420,000	28,721,031

Short-Term Investments — 32.3%

Certificates of Deposit — 2.7%

Bank of Montreal (Canada)

0.20%, 8/19/2022	47,336,000	47,213,001

0.40%, 11/18/2022	55,800,000	55,567,623

Credit Suisse AG (Switzerland) 1.10%, 2/3/2023	100,098,000	99,969,132

Natixis SA (France) 0.62%, 1/4/2023	121,995,000	121,388,681

Shinhan Bank (South Korea) 0.80%, 8/12/2022	42,500,000	42,507,702

Sumitomo Mitsui Banking Corp. (Japan)

(SOFR + 0.18%), 0.23%, 8/2/2022 (c)	23,400,000	23,399,295

SEE NOTES TO FINANCIAL STATEMENTS.

206	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Short-Term Investments — continued

Certificates of Deposit — continued

Toronto-Dominion Bank (The) (Canada) 0.73%, 1/13/2023	75,150,000	74,831,055

UBS AG (Switzerland) 0.46%, 12/2/2022	40,092,000	40,040,612

Total Certificates of Deposit (Cost $506,371,000)		504,917,101

Commercial Paper — 11.6%

Albemarle Corp. 0.50%, 3/16/2022 (b) (h)	45,000,000	44,992,660

American Electric Power Co., Inc.

0.47%, 3/1/2022 (b) (h)	6,500,000	6,499,960

0.80%, 4/27/2022 (b) (h)	8,474,000	8,465,303

0.80%, 4/29/2022 (b) (h)	66,200,000	66,128,284

AT&T, Inc. 0.54%, 6/14/2022 (b) (h)	65,100,000	64,937,069

Banco del Estado de Chile (Chile) 0.25%, 8/8/2022 (b) (h)	40,000,000	39,859,930

Bank of Montreal (Canada) 0.67%, 1/5/2023 (h)	31,950,000	31,647,638

BAT International Finance plc (United Kingdom) 0.60%, 7/13/2022 (b) (h)	25,000,000	24,916,094

Charles Schwab Corp. (The) 0.70%, 8/9/2022 (b) (h)	67,609,000	67,375,952

Cigna Corp. 0.80%, 4/29/2022 (b) (h)	59,280,000	59,215,780

Credit Industriel et Commercial (France) 0.24%, 3/31/2022 (b) (h)	1,500,000	1,499,814

Crown Castle International Corp. 0.60%, 3/15/2022 (b) (h)	45,000,000	44,990,625

Enbridge US, Inc.

0.45%, 3/17/2022 (b) (h)	7,514,000	7,512,329

0.55%, 3/21/2022 (b) (h)	34,000,000	33,990,202

0.50%, 3/25/2022 (b) (h)	4,273,000	4,271,406

0.45%, 3/29/2022 (b) (h)	15,000,000	14,993,004

0.31%, 4/4/2022 (b) (h)	54,904,000	54,871,172

Enel Finance America LLC

0.33%, 5/19/2022 (b) (h)	8,500,000	8,486,211

0.40%, 9/29/2022 (b) (h)	16,093,000	15,980,644

0.40%, 10/3/2022 (b) (h)	16,338,000	16,220,511

1.01%, 1/20/2023 (b) (h)	6,543,000	6,454,598

1.01%, 1/24/2023 (b) (h)	96,810,000	95,477,975

Eni Finance USA, Inc. (Italy) 0.45%, 3/4/2022 (b) (h)	27,290,000	27,289,697

Enterprise Products Operating LLC

0.40%, 3/21/2022 (b) (h)	98,300,000	98,280,504

0.40%, 3/22/2022 (b) (h)	18,042,000	18,038,119

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Commercial Paper — continued

First Abu Dhabi Bank PJSC (United Arab Emirates) 0.25%, 6/29/2022 (b) (h)	169,935,000	169,584,302

Fortive Corp.

0.60%, 3/29/2022 (b) (h)	39,316,000	39,302,128

0.60%, 3/30/2022 (b) (h)	33,862,000	33,849,302

HSBC USA, Inc.

0.29%, 8/1/2022 (b) (h)	1,000,000	996,240

0.84%, 1/6/2023 (b) (h)	14,000,000	13,838,990

Mitsubishi HC Capital America, Inc. (Japan) 0.65%, 3/21/2022 (h)	12,947,000	12,944,055

National Bank of Canada (Canada) 0.33%, 11/9/2022 (b) (h)	49,900,000	49,564,123

National Grid North America, Inc. 0.32%, 3/2/2022 (b) (h)	27,684,000	27,683,657

Northrop Grumman Corp. 0.44%, 3/24/2022 (h)	59,305,000	59,290,095

Nutrien Ltd. (Canada) 0.60%, 4/19/2022 (b) (h)	32,756,000	32,728,248

Royal Bank of Canada (Canada)

0.25%, 10/11/2022 (b) (h)	184,382,000	183,390,946

0.40%, 11/15/2022 (b) (h)	52,500,000	52,136,758

0.83%, 1/20/2023 (b) (h)	44,300,000	43,843,880

Sherwin-Williams Co. (The) 0.40%, 3/23/2022 (b) (h)	42,354,000	42,347,316

Societe Generale SA (France) 0.63%, 1/4/2023 (b) (h)	100,500,000	99,503,040

Standard Chartered Bank (United Kingdom) 0.27%, 10/14/2022 (b) (h)	67,223,000	66,778,096

Svenska Handelsbanken AB (Sweden)

0.40%, 8/12/2022 (b) (h)	75,826,000	75,565,348

0.81%, 1/18/2023 (b) (h)	86,648,000	85,705,963

Verizon Communications, Inc. 0.60%, 5/4/2022 (b) (h)	50,000,000	49,939,243

Westpac Securities NZ Ltd. (New Zealand)

0.25%, 10/7/2022 (b) (h)	82,043,000	81,565,537

0.52%, 11/25/2022 (b) (h)	79,320,000	78,686,431

Total Commercial Paper (Cost $2,166,014,877)		2,161,639,179

	SHARES

Investment Companies — 17.3%

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (i) (j) (Cost $3,227,762,466)	3,227,762,466	3,227,762,466

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	207

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	SHARES	VALUE ($)
Short-Term Investments — continued

Investment of Cash Collateral from Securities Loaned — 0.2%

JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.10% (i) (j)	36,726,979	36,712,288

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (i) (j)	5,092,765	5,092,765

Total Investment of Cash Collateral from Securities Loaned (Cost $41,810,598)		41,805,053

	PRINCIPAL AMOUNT ($)

Repurchase Agreements — 0.5%

Wells Fargo Securities LLC, 0.66%, dated 2/28/2022, due 6/21/2022, repurchase price $100,207,167, collateralized by Asset-Backed Securities, 0.00% — 6.50%, due 4/1/2024 — 1/25/2059, with the value of $110,365,017. (Cost $100,000,000)	100,000,000	100,000,000

Total Short-Term Investments (Cost $6,041,958,941)		6,036,123,799

Total Investments — 100.1% (Cost $18,786,434,745)		18,701,459,009

Liabilities in Excess of Other Assets — (0.1)%		(15,284,529)

NET ASSETS — 100.0%		18,686,174,480

Percentages indicated are based on net assets.

Abbreviations

CIFC	Commercial Industrial Finance Corp.
CLO	Collateralized Loan Obligations
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
PJSC	Public Joint Stock Company
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
USD	United States Dollar

(a)	The security or a portion of this security is on loan at February 28, 2022. The total value of securities on loan at February 28, 2022 is $39,862,079.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2022.
(d)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of February 28, 2022.
(e)	Amount rounds to less than 0.1% of net assets.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 28, 2022.
(g)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(h)	The rate shown is the effective yield as of February 28, 2022.
(i)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(j)	The rate shown is the current yield as of February 28, 2022.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of February 28, 2022:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
U.S. Treasury 2 Year Note	(8,041)	06/2022	USD	(1,729,631,660)	(3,700,590)

Abbreviations

USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

208	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — 91.5% (a)

Alabama — 1.1%

Alabama Community College System, H. Council Trenholm State Rev., 3.00%, 8/1/2022	25,000	25,233

Alabama Drinking Water Finance Authority, Revolving Fund Loan

Series 2015A, Rev., 5.00%, 8/15/2022	50,000	50,993

Series 2013-A, Rev., 3.00%, 8/15/2023	50,000	51,382

Alabama Federal Aid Highway Finance Authority

Series 2012A, Rev., GAN, 5.00%, 9/1/2022 (b)	160,000	163,439

Series A, Rev., 5.00%, 9/1/2022 (b)	160,000	163,439

Rev., 5.00%, 9/1/2023 (b)	130,000	137,669

Series A, Rev., 5.00%, 9/1/2023 (b)	90,000	95,310

Series B, Rev., 5.00%, 9/1/2023 (b)	25,000	26,475

Alabama Highway Finance Corp., Special Obligation Series 2020A, Rev., 5.00%, 8/1/2023	75,000	79,239

Alabama Incentives Financing Authority, Special Obligation

Series 2012-A, Rev., 3.75%, 9/1/2022 (b)	80,000	81,160

Series 2012-A, Rev., 5.00%, 9/1/2022 (b)	100,000	102,073

Alabama Public Health Care Authority (The), Publica Health Facilities

Rev., 5.00%, 9/1/2022	35,000	35,733

Rev., 5.00%, 9/1/2023	100,000	105,838

Alabama Public School and College Authority, Capital Improvement

Rev., 5.00%, 3/1/2022	350,000	350,000

Series 2015A, Rev., 5.00%, 5/1/2022	160,000	161,171

Series 2015B, Rev., 5.00%, 5/1/2022	20,000	20,146

Series 2015C, Rev., 5.00%, 6/1/2022	100,000	101,095

Series C, Rev., 5.00%, 9/1/2022	360,000	367,701

Series 2020A, Rev., 5.00%, 11/1/2022	215,000	221,023

Series 2014-B, Rev., 5.00%, 1/1/2023	230,000	237,959

Series 2014-A, Rev., 5.00%, 2/1/2023	20,000	20,751

Series 2012B, Rev., 3.00%, 3/1/2023	40,000	40,068

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Alabama — continued

Series 2013-C, Rev., 5.00%, 9/1/2023	100,000	105,869

Series 2013A, Rev., 3.25%, 6/1/2024	40,000	40,983

Series 2014-B, Rev., 5.00%, 1/1/2025	75,000	81,412

Alabama Public School and College Authority, Tax-Exempt Series 2012A, Rev., 5.00%, 3/1/2022	30,000	30,000

Alabama Special Care Facilities Financing Authority-Birmingham, Ascension Senior Credit Group Series 2006C-1, Rev., 1.85%, 11/1/2022 (c)	1,025,000	1,032,177

Alabama Special Care Facilities Financing Authority-Birmingham, Children’s Hospital Health Care Facility Rev., 5.00%, 6/1/2023	1,105,000	1,159,390

Auburn University, General Fee

Series 2015B, Rev., 4.00%, 6/1/2022	50,000	50,425

Series 2012A, Rev., 5.00%, 6/1/2022 (b)	255,000	257,805

Series 2015A, Rev., 5.00%, 6/1/2022	25,000	25,274

Series 2016A, Rev., 5.00%, 6/1/2022	80,000	80,878

Series 2020A, Rev., 5.00%, 6/1/2022	90,000	90,988

Series 2020A, Rev., 5.00%, 6/1/2023	10,000	10,500

Auburn Water Works Board Series 2020A, Rev., 3.00%, 9/1/2022	345,000	348,875

Autauga County Board of Education Rev., 5.00%, 4/1/2024	30,000	32,277

Baldwin County Board of Education, School Warrants

Rev., 3.13%, 6/1/2022 (b)	40,000	40,249

Rev., 5.00%, 6/1/2022 (b)	80,000	80,870

Rev., 5.00%, 6/1/2023	60,000	63,022

Birmingham-Jefferson Civic Center Authority, Capital Appreciation NATL-RE, Zero Coupon, 9/1/2022 (b)	90,000	89,624

Black Belt Energy Gas District, Gas Prepay Series 2018A, Rev., 4.00%, 12/1/2023 (c)	245,000	254,474

Black Belt Energy Gas District, Gas Project No. 4 Series 2019A-1, Rev., 4.00%, 6/1/2022	25,000	25,189

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	209

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Alabama — continued

Black Belt Energy Gas District, Gas Project No. 6 Series 2021B, Rev., 4.00%, 12/1/2026 (c)	60,000	64,724

Black Belt Energy Gas District, Gas Project No. 7

Series 2021C-1, Rev., 4.00%, 12/1/2023	2,300,000	2,394,229

Series 2021C-1, Rev., 4.00%, 12/1/2026 (c)	9,750,000	10,517,728

Board of Water and Sewer Commissioners of the City of Mobile Rev., 5.00%, 1/1/2027	160,000	165,333

Cherokee County Water and Sewer Authority Rev., 2.00%, 4/1/2023	165,000	166,467

City of Albertville, Tax Exempt Series 2018A, GO, 3.75%, 6/1/2022 (b)	80,000	80,631

City of Athens GO, 5.00%, 2/1/2023	50,000	51,807

City of Athens, Warrants Rev., 5.00%, 6/1/2022	120,000	121,317

City of Auburn GO, 5.00%, 11/1/2022	35,000	35,981

City of Auburn, Capital Improvement Series B, GO, 5.00%, 8/1/2022	125,000	125,437

City of Auburn, Warrant

GO, 3.00%, 5/1/2022	20,000	20,081

Series 2014A, GO, 5.00%, 12/1/2022	95,000	97,970

City of Birmingham

Series 2013A, GO, 5.00%, 3/1/2023 (b)	100,000	104,077

Series 2013-A, GO, 5.00%, 3/1/2023 (b)	105,000	109,291

City of Daphne, Warrants GO, 3.00%, 4/1/2022	35,000	35,069

City of Decatur, Sewer, Warrant

Rev., 3.00%, 8/15/2022 (b)	20,000	20,214

Rev., 3.38%, 8/15/2022 (b)	30,000	30,371

City of Decatur, Water, Warrant

Rev., 3.00%, 5/1/2022 (b)	50,000	50,200

Rev., 3.50%, 5/1/2022 (b)	110,000	110,528

City of Foley, Warrants GO, 5.00%, 5/1/2022	50,000	50,358

City of Graysville Rev., AGM, 5.38%, 6/1/2023 (b)	25,000	26,321

City of Guntersville, Warrants GO, 5.00%, 12/1/2022	20,000	20,207

City of Homewood, Warrants

GO, 5.00%, 9/1/2022	30,000	30,651

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Alabama — continued

GO, 5.00%, 9/1/2023	50,000	52,935

GO, 2.00%, 3/1/2025	30,000	30,133

City of Huntsville GO, 4.00%, 5/2/2022 (b)	20,000	20,113

City of Huntsville, Warrants

Series 2016-C, GO, 4.00%, 5/1/2022	70,000	70,403

Series 2016A, GO, 5.00%, 5/1/2022	150,000	151,108

Series 2020A, GO, 5.00%, 9/1/2022	75,000	76,620

Series 2020B, GO, 5.00%, 9/1/2022	125,000	127,699

Rev., 5.00%, 11/1/2022	50,000	51,414

Series 2020B, GO, 5.00%, 9/1/2023	30,000	31,779

Series 2013-C, GO, 5.00%, 11/1/2023 (b)	155,000	165,024

City of Irondale, Warrants GO, 4.00%, 10/1/2022	25,000	25,468

City of Madison, Warrants

Series 2015A, GO, 5.00%, 4/1/2022	110,000	110,402

GO, 4.00%, 4/1/2023 (b)	20,000	20,666

City of Montgomery, Warrants

Series 2021B, GO, 3.00%, 12/1/2022	395,000	401,477

GO, 3.00%, 2/1/2023	15,000	15,285

City of Orange Beach, Warrants

GO, 3.00%, 8/1/2022	115,000	116,095

GO, 3.00%, 8/1/2022 (b)	25,000	25,244

GO, 3.13%, 8/1/2022 (b)	40,000	40,411

GO, 5.00%, 8/1/2022 (b)	185,000	188,342

City of Oxford Series 2012C, GO, 3.50%, 10/1/2022 (b)	25,000	25,403

City of Oxford, Warrants

Series 2015A, GO, 5.00%, 9/1/2022	110,000	112,325

GO, 3.25%, 10/1/2022 (b)	60,000	60,880

Series 2012C, GO, 5.00%, 10/1/2022 (b)	35,000	35,870

City of Trussville, Warrants

Series 2014A, GO, 5.00%, 10/1/2022	170,000	174,205

Series 2014A, GO, 5.00%, 10/1/2023 (b)	25,000	26,546

City of Tuscaloosa, Warrants

Series 2012-A, GO, 5.00%, 5/15/2022 (b)	90,000	90,819

Series 2014A, GO, 5.00%, 7/1/2022	25,000	25,366

Series 2020A, GO, 3.00%, 10/1/2022	75,000	76,005

SEE NOTES TO FINANCIAL STATEMENTS.

210	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Alabama — continued

City of Tuscumbia, Warrants Series 2021B, GO, 3.00%, 11/1/2023	280,000	287,632

County of Baldwin, Warrants

GO, 5.00%, 5/1/2022	75,000	75,559

GO, 5.00%, 6/1/2022 (b)	75,000	75,825

County of Cullman, Warrants Rev., 3.00%, 5/1/2023 (b)	35,000	35,806

County of Jefferson, Warrants

Rev., 3.00%, 9/15/2022	125,000	126,547

Rev., 5.00%, 9/15/2022	35,000	35,807

County of Madison, Warrants Series 2019C, GO, 5.00%, 9/1/2022	25,000	25,530

County of Mobile Series 2014A, GO, 5.00%, 6/1/2022	40,000	40,439

County of Mobile, Warrants

Series 2020B, GO, 4.00%, 8/1/2022	45,000	45,625

Series 2012C, GO, 4.50%, 8/1/2022 (b)	80,000	81,277

Series 2012C, GO, 5.00%, 8/1/2022 (b)	140,000	142,529

GO, 4.00%, 2/1/2023	110,000	113,121

Series 2020B, GO, 4.00%, 8/1/2023	25,000	26,041

GO, 5.00%, 8/1/2025 (b)	25,000	28,079

County of Montgomery, Warrants GO, 5.00%, 3/1/2023	45,000	46,821

Escambia County Board of Education, Tax Anticipation Warrants Rev., 5.00%, 12/1/2022 (b)	50,000	51,552

Foley Utilities Board Rev., 5.00%, 5/1/2022 (b)	315,000	317,299

Guntersville Water Works and Sewer Board Rev., 3.75%, 8/1/2022 (b)	30,000	30,373

Homewood Educational Building Authority, Educational Facilities, Samford University

Series 2013A, Rev., AGM, 4.75%, 12/1/2022 (b)	540,000	555,548

Series 2013A, Rev., AGM, 5.00%, 12/1/2022 (b)	150,000	154,598

Series 2013A, Rev., 5.00%, 12/1/2022 (b)	300,000	309,195

Hoover City Board of Education, Special Tax School Warrants 5.00%, 8/15/2022 (b)	50,000	50,988

Industrial Development Board of The City of Mobile, Alabama Power Control, Barry Plant Project

Series 2008, Rev., 2.90%, 12/12/2023 (c)	1,820,000	1,865,781

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Alabama — continued

Series 2007A, Rev., 1.00%, 6/26/2025 (c)	100,000	97,266

Infirmary Health System Special Care Facilities Financing Authority of Mobile, Infirmary Health System, Inc. Series 2016A, Rev., 5.00%, 2/1/2024	250,000	266,790

Limestone County Water and Sewer Authority

Rev., 5.00%, 12/1/2022	425,000	438,059

Series 2014B, Rev., 4.00%, 12/1/2023 (b)	30,000	31,479

Lower Alabama Gas District (The), Gas Project

Rev., 4.00%, 12/1/2022	135,000	137,736

Rev., 4.00%, 12/1/2025 (c)	150,000	161,272

Madison County Board of Education, Tax Anticipation Warrants

Rev., 5.00%, 9/1/2022	25,000	25,528

Rev., 5.00%, 9/1/2023	20,000	21,134

Madison Water and Wastewater Board Rev., 5.00%, 12/1/2022	115,000	118,621

Mobile County Board of School Commissioners, Alabama Public School Warrants 5.00%, 3/1/2022	50,000	50,000

Mobile County Board of School Commissioners, Capital Outlay School Warrants Series 2012, 2.50%, 3/1/2022	25,000	25,000

Montgomery County Public Education Cooperative District, Public Schools Project Rev., 5.00%, 4/1/2023	200,000	208,334

Montgomery Water Works and Sanitary Sewer Board

Rev., 5.00%, 3/1/2022 (b)	25,000	25,000

Rev., 5.00%, 3/1/2022 (b)	40,000	40,000

Morgan County Board of Education Rev., 5.00%, 8/1/2022 (b)	145,000	147,619

Muscle Shoals Utilities Board Rev., 5.00%, 12/1/2022	45,000	46,369

Oxford Public Building Authority, Oxford Project Series 2015A, Rev., 5.00%, 10/1/2022	25,000	25,620

Ozark Utilities Board Rev., AGM, 3.38%, 9/1/2022 (b)	25,000	25,328

Saraland Board of Education, Tax Warrants Series 2015A, AGM, 4.00%, 8/1/2022 (b)	60,000	60,824

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	211

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Alabama — continued

Southeast Alabama Gas Supply District (The), Project No. 1

Series 2018A, Rev., 4.00%, 4/1/2024 (c)	145,000	151,418

Series 2018A, Rev., 5.00%, 4/1/2024	85,000	90,907

Southeast Alabama Gas Supply District (The), Project No. 2 Series 2018A, Rev., 4.00%, 6/1/2024 (c)	870,000	911,840

Southeast Energy Authority A Cooperative District, Project No. 1 Series 2021A, Rev., 4.00%, 10/1/2023	200,000	207,864

St. Clair County Public Building Authority Series 2012A, Rev., 2.25%, 9/1/2022	25,000	25,207

State of Alabama

Series 2013-A, GO, 5.00%, 8/1/2022	90,000	91,645

Series 2014-A, GO, 5.00%, 8/1/2022	110,000	112,010

Series 2016C, GO, 5.00%, 8/1/2022	120,000	122,193

Series 2016A, GO, 5.00%, 11/1/2022	120,000	123,419

Series 2014-A, GO, 5.00%, 8/1/2023	75,000	79,260

State of Alaska Series 2013B, GO, 5.00%, 8/1/2022	45,000	45,822

UAB Medicine Finance Authority Series 2016B, Rev., 5.00%, 9/1/2023	270,000	286,013

University of Alabama (The)

Series 2019B, Rev., 4.00%, 7/1/2022	35,000	35,398

Series 2012-A, Rev., 5.00%, 7/1/2022	175,000	177,566

Series 2014B, Rev., 5.00%, 7/1/2022	130,000	131,906

Series 2017A, Rev., 5.00%, 7/1/2022	450,000	456,598

Series 2019A, Rev., 5.00%, 7/1/2022	55,000	55,806

Series 2019B, Rev., 4.00%, 7/1/2023	35,000	36,412

Series 2012-A, Rev., 5.00%, 7/1/2023	80,000	81,089

Series 2014B, Rev., 5.00%, 7/1/2023	25,000	26,338

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Alabama — continued

Series 2012-A, Rev., 5.00%, 7/1/2024	180,000	182,524

Series 2014B, Rev., 5.00%, 7/1/2024 (b)	50,000	54,298

Series 2017A, Rev., 5.00%, 7/1/2024	20,000	21,700

University of Alabama at Birmingham

Series 2019A, Rev., 4.00%, 10/1/2022	250,000	254,752

Series 2015A, Rev., 5.00%, 10/1/2022	25,000	25,620

Series 2019C, Rev., 5.00%, 10/1/2022	270,000	276,694

Warrior River Water Authority Rev., 3.00%, 8/1/2022	50,000	50,424

Water Works Board of the City of Birmingham (The)

Series 2013B, Rev., 5.00%, 1/1/2023 (b)	25,000	25,854

Series 2015A, Rev., 5.00%, 1/1/2023	25,000	25,861

Series 2016A, Rev., 5.00%, 1/1/2023	20,000	20,689

Series 2016B, Rev., 5.00%, 1/1/2023 (b)	25,000	25,855

Total Alabama		34,002,140

Alaska — 0.3%

Alaska Housing Finance Corp., General Mortgage

Series 2016A, Rev., 1.50%, 6/1/2022	145,000	145,264

Series 2016A, Rev., 1.55%, 12/1/2022	70,000	70,289

Series 2019A, Rev., 1.50%, 6/1/2024	305,000	304,616

Alaska Housing Finance Corp., State Capital Project

Series 2013A, Rev., 4.00%, 6/1/2022 (b)	30,000	30,256

Rev., 5.00%, 6/1/2022 (b)	25,000	25,272

Rev., 5.00%, 6/1/2022	40,000	40,433

Series 2013A, Rev., 5.00%, 6/1/2022	100,000	101,100

Series 2013A, Rev., 5.00%, 6/1/2022 (b)	30,000	30,326

Series 2014A, Rev., 5.00%, 6/1/2022	20,000	20,214

SEE NOTES TO FINANCIAL STATEMENTS.

212	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Alaska — continued

Series 2014D, Rev., 5.00%, 6/1/2022	25,000	25,270

Series 2014D, Rev., 5.00%, 12/1/2022	100,000	103,088

Series 2015A, Rev., 5.00%, 12/1/2022	25,000	25,785

Series 2018B, Rev., 5.00%, 12/1/2022	25,000	25,772

Series 2014D, Rev., 5.00%, 12/1/2023	175,000	186,111

Alaska Industrial Development and Export Authority, Greater Fairbanks Community Hospital Foundation Project Rev., 5.00%, 4/1/2022	200,000	200,710

Alaska Industrial Development and Export Authority, Tanana Chiefs Conference Project Series 2019A, Rev., 5.00%, 10/1/2022	250,000	255,828

Alaska Municipal Bond Bank Authority

Series ONE, Rev., 5.00%, 3/1/2022	95,000	95,000

Series TWO, Rev., 5.00%, 3/1/2022 (b)	415,000	415,000

Series THREE, Rev., 5.00%, 7/1/2022	265,000	268,832

Series 2013-3, Rev., 5.00%, 8/1/2022	50,000	50,897

Series 2016-1, Rev., 5.00%, 8/1/2022	20,000	20,359

Rev., 5.00%, 10/1/2022	30,000	30,740

Series 2014-3, Rev., 5.00%, 10/1/2022	265,000	271,538

Series ONE, Rev., 5.00%, 10/1/2022	65,000	66,604

Series 1, Rev., 5.00%, 12/1/2022	85,000	87,644

Series 2017-3, Rev., 5.00%, 12/1/2022	40,000	41,235

Series 3, Rev., 5.00%, 12/1/2022	40,000	41,244

Series 2013-1, Rev., 4.00%, 2/1/2023	95,000	97,678

Series 2013-1, Rev., 5.00%, 2/1/2023 (b)	85,000	88,168

Series 2015B, Rev., AMT, 5.00%, 3/1/2023	35,000	36,334

Series 2013-3, Rev., 5.00%, 8/1/2023 (b)	60,000	63,321

Series TWO, Rev., 5.00%, 9/1/2024	135,000	135,470

Series 2015A, Rev., 5.00%, 3/1/2026	200,000	220,493

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Alaska — continued

Alaska Municipal Bond Bank Authority, Master Resolution Series 2017A, Rev., 4.00%, 10/1/2022	165,000	168,078

Borough of Fairbanks North Star Series 2011-Q, GO, 5.00%, 9/1/2022	50,000	51,057

Borough of Matanuska-Susitna

Series B, COP, 5.00%, 3/1/2022	305,000	305,000

Series 2012D, GO, 4.00%, 4/1/2022	40,000	40,113

Series 2021D, GO, 5.00%, 4/1/2022 (b)	50,000	50,183

Series 2016A, GO, 5.00%, 7/1/2022	20,000	20,289

Series 2014B, GO, 5.00%, 11/1/2022	85,000	87,381

Borough of Matanuska-Susitna, Goose Creek Correctional Center Project

Rev., 5.00%, 9/1/2022	225,000	229,586

Series 2016, Rev., 5.00%, 9/1/2024	490,000	531,479

Rev., 5.00%, 9/1/2025	40,000	44,513

Rev., 5.25%, 9/1/2026	95,000	106,281

Borough of Matanuska-Susitna, Public Safety Building Lease COP, 3.00%, 10/1/2022	25,000	25,303

Borough of Matanuska-Susitna, Transportation System

Series 2012D, GO, 4.50%, 4/1/2022 (b)	30,000	30,097

Series 2014A, GO, 5.00%, 8/1/2022	20,000	20,359

Borough of North Slope

Series 2021D, GO, 4.00%, 6/30/2022	80,000	80,885

Series 2012A, GO, 5.00%, 6/30/2022	20,000	20,287

Series 2016A, GO, 5.00%, 6/30/2022	175,000	177,509

Series B, GO, 5.00%, 10/30/2023	20,000	21,257

Series 2020A, GO, 5.00%, 6/30/2025	35,000	39,041

Borough of North Slope, General Purpose Series 2019A, GO, 5.00%, 6/30/2023	40,000	42,066

City of Valdez GO, 4.00%, 6/30/2022	50,000	50,555

Municipality of Anchorage, General Purpose

Series A, GO, 5.00%, 8/1/2022	20,000	20,359

Series 2018A, GO, 5.00%, 9/1/2022	155,000	158,308

Series 2108B, GO, 5.00%, 9/1/2022	130,000	132,774

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	213

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Alaska — continued

Series B, GO, 5.00%, 9/1/2022	245,000	250,229

Series B, GO, 5.00%, 9/1/2023	155,000	164,025

Municipality of Anchorage, Schools

Series 2018D, GO, 4.00%, 9/1/2022	420,000	426,882

Series D, GO, 5.00%, 9/1/2022	130,000	132,774

Series 2018D, GO, 4.00%, 9/1/2023	175,000	182,598

Series D, GO, 5.00%, 9/1/2023	25,000	26,456

State of Alaska

Series 2013B, GO, 5.00%, 8/1/2023	60,000	62,192

Series 2013B, GO, 5.00%, 8/1/2024	145,000	150,390

Series 2013B, GO, 5.00%, 8/1/2025	20,000	20,732

State of Alaska, Native Tribal Health Consortium Housing Facility Project

COP, 4.00%, 6/1/2022	470,000	473,928

COP, 5.00%, 6/1/2023	25,000	26,231

University of Alaska Series 2015T, Rev., 5.00%, 10/1/2022	200,000	204,426

Total Alaska		8,194,514

Arizona — 1.1%

Arizona Board of Regents

Series C, COP, 3.00%, 6/1/2022 (b)	40,000	40,242

Series 2015A, COP, 5.00%, 6/1/2022	250,000	252,712

Series 2020B, Rev., 5.00%, 7/1/2022	65,000	65,957

Arizona Department of Transportation State Highway Fund

Series 2013A, Rev., 4.00%, 7/1/2022 (b)	25,000	25,278

Series 2013A, Rev., 5.00%, 7/1/2022 (b)	900,000	912,982

Arizona Department of Transportation State Highway Fund, Tax Exempt

Series 2013A, Rev., 4.00%, 7/1/2022 (b)	30,000	30,334

Series 2013A, Rev., 5.00%, 7/1/2022	75,000	76,082

Series 2013A, Rev., 5.00%, 7/1/2022 (b)	255,000	258,672

Arizona Health Facilities Authority, Banner Health Series 2015A, Rev., 5.00%, 1/1/2023	40,000	41,360

Arizona Health Facilities Authority, Scottsdale Lincoln Hospitals

Rev., 5.00%, 12/1/2023	170,000	181,343

Series 2014A, Rev., 5.00%, 12/1/2025	140,000	153,785

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Arizona — continued

Arizona Industrial Development Authority, Equitable School Revolving Fund

Series 2019A, Rev., 5.00%, 11/1/2022	450,000	462,302

Series 2021A, Rev., 4.00%, 11/1/2023	600,000	627,308

Series 2019A, Rev., 5.00%, 11/1/2024	95,000	103,601

Arizona School Facilities Board Series 2015A, COP, 5.00%, 9/1/2023 (b)	20,000	21,165

Arizona State University

Series 2012A, Rev., 3.00%, 7/1/2022	45,000	45,361

Series 2013A, Rev., 4.00%, 7/1/2022	35,000	35,397

Series 2013A, Rev., 5.00%, 7/1/2022 (b)	50,000	50,719

Series 2015A, Rev., 5.00%, 7/1/2022	110,000	111,609

Series 2015B, Rev., 5.00%, 7/1/2022	40,000	40,585

Series 2016A, Rev., 5.00%, 7/1/2022	25,000	25,366

Series 2016B, Rev., 5.00%, 7/1/2022	25,000	25,366

Series 2016C, Rev., 5.00%, 7/1/2022	30,000	30,439

Series 2017A, Rev., 5.00%, 7/1/2022	45,000	45,658

Series 2019B, Rev., 5.00%, 7/1/2022	170,000	172,504

Series A, Rev., 5.00%, 7/1/2022	150,000	152,184

Rev., 5.00%, 8/1/2022	200,000	203,630

Series 2015A, Rev., 5.00%, 7/1/2023	60,000	63,179

Series 2016A, Rev., 5.00%, 7/1/2023	25,000	26,324

Arizona State University, Excise Tax, Maricopa County Regional Area Road Fund

Rev., 5.00%, 7/1/2022	200,000	202,892

Rev., 5.00%, 7/1/2025	40,000	44,857

Arizona Transportation Board

Rev., GAN, 5.00%, 7/1/2022	50,000	50,721

Series 2017A, Rev., GAN, 5.00%, 7/1/2022	155,000	157,236

SEE NOTES TO FINANCIAL STATEMENTS.

214	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Arizona — continued

Series 2019A, Rev., GAN, 5.00%, 7/1/2022	65,000	65,938

Arizona Transportation Board, Excise Tax

Rev., 5.00%, 7/1/2022	100,000	101,446

Rev., 5.00%, 7/1/2023	80,000	84,217

Arizona Transportation Board, Excise Tax, Maricopa County Regional Area Road Fund

Rev., 5.00%, 7/1/2022	145,000	147,097

Rev., 5.00%, 7/1/2023	175,000	184,224

Arizona Water Infrastructure Finance Authority

Series 2012A, Rev., 4.00%, 10/1/2022	20,000	20,386

Series 2012A, Rev., 5.00%, 10/1/2022 (b)	30,000	30,745

Series 2012A, Rev., 5.00%, 10/1/2022	30,000	30,753

Chandler Industrial Development Authority, Intel Corp. Project Rev., 2.40%, 8/14/2023 (c)	3,065,000	3,117,878

City of Avondale GO, 5.00%, 7/1/2022	80,000	81,162

City of Buckeye, Excise Tax

Rev., 5.00%, 7/1/2022	20,000	20,294

Rev., 5.00%, 7/1/2023	25,000	26,304

City of Bullhead, Excise Tax Rev., 4.00%, 7/1/2022	25,000	25,277

City of Casa Grande Series 2016B, GO, 4.00%, 8/1/2023 (b)	20,000	20,842

City of Casa Grande, Excise Tax Rev., 4.50%, 4/1/2022	45,000	45,147

City of Chandler

GO, 4.00%, 7/1/2022	50,000	50,568

GO, 5.00%, 7/1/2023	85,000	89,562

City of Chandler, Excise Tax Rev., 5.00%, 7/1/2022	40,000	40,586

City of Flagstaff, Road Repair, Street Improvement Project Rev., 4.00%, 7/1/2023	20,000	20,780

City of Glendale, Water and Sewer Rev., 5.00%, 7/1/2022	315,000	319,597

City of Goodyear GO, 5.00%, 7/1/2023	35,000	36,850

City of Mesa

GO, 2.00%, 7/1/2022	30,000	30,143

GO, 3.00%, 7/1/2022	25,000	25,202

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Arizona — continued

City of Mesa, Excise Tax

Rev., 5.00%, 7/1/2022 (b)	1,045,000	1,059,863

Rev., 5.00%, 7/1/2022	25,000	25,366

City of Mesa, Utility System

Rev., 5.00%, 7/1/2022	125,000	126,833

Series 2019C, Rev., 5.00%, 7/1/2022	25,000	25,366

Rev., 3.00%, 7/1/2023	20,000	20,543

City of Peoria Series B, GO, 5.00%, 7/15/2023	50,000	52,711

City of Phoenix

Series 2012C, GO, 2.25%, 7/1/2022	275,000	276,548

GO, 4.00%, 7/1/2022	40,000	40,456

Series 2012C, GO, 4.00%, 7/1/2022	285,000	288,249

GO, 4.00%, 7/1/2023	10,000	10,399

City of Phoenix Civic Improvement Corp.

Series 2012A, Rev., 5.00%, 7/1/2022 (b)	25,000	25,364

Series 2015A, Rev., 5.00%, 7/1/2022	50,000	50,733

City of Phoenix Civic Improvement Corp., Excise Tax

Series 2017B, Rev., 5.00%, 7/1/2022	230,000	233,372

Series 2020A, Rev., 5.00%, 7/1/2022	20,000	20,293

City of Phoenix Civic Improvement Corp., Junior Lien

Series 2015A, Rev., 5.00%, 7/1/2022	50,000	50,699

Rev., 5.00%, 7/1/2023	85,000	86,135

Rev., 5.00%, 7/1/2024	150,000	152,154

City of Phoenix Civic Improvement Corp., Junior Lien, Airport System

Rev., 5.00%, 7/1/2022	210,000	213,079

Series 2017D, Rev., 5.00%, 7/1/2022	130,000	131,818

Series 2017D, Rev., 5.00%, 7/1/2023	260,000	273,207

Series 2017D, Rev., 5.00%, 7/1/2024	515,000	558,281

City of Phoenix Civic Improvement Corp., Junior Lien, Wastewater System

Rev., 5.00%, 7/1/2022	400,000	405,865

Series 2017B, Rev., 5.00%, 7/1/2022	100,000	101,466

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	215

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Arizona — continued

Series 2018B, Rev., 5.00%, 7/1/2022	60,000	60,880

Series 2014B, Rev., 5.00%, 7/1/2023	25,000	26,338

City of Phoenix Civic Improvement Corp., Junior Lien, Water System Rev., 5.00%, 7/1/2022	100,000	101,466

City of Phoenix Civic Improvement Corp., Senior Lien, Airport System

Series 2017B, Rev., 5.00%, 7/1/2022	130,000	131,862

Series 2017B, Rev., 5.00%, 7/1/2024	185,000	200,815

City of San Luis, Excise Tax Series 2014A, Rev., 5.00%, 7/1/2022	75,000	76,074

City of Scottsdale

GO, 3.00%, 7/1/2022	50,000	50,404

GO, 5.00%, 7/1/2022	120,000	121,759

City of Scottsdale, Preserve Acquisition

GO, 4.00%, 7/1/2022	50,000	50,568

GO, 3.00%, 7/1/2023	35,000	35,922

City of Scottsdale, Project 2004-Preserve ACQ Series 2017B, GO, 5.00%, 7/1/2022	90,000	91,320

City of Surprise Rev., 5.00%, 7/1/2022	105,000	106,525

City of Surprise, Utility System, Senior Lien Rev., 5.00%, 7/1/2022	110,000	111,598

City of Tempe

Series 2014C, GO, 4.00%, 7/1/2022	25,000	25,284

Series B, GO, 4.50%, 7/1/2022	125,000	126,627

City of Tempe, Excise Tax

Rev., 5.00%, 7/1/2022 (b)	25,000	25,364

Rev., 5.00%, 7/1/2022	70,000	71,026

City of Tucson

COP, AGM, 3.00%, 7/1/2022	60,000	60,454

COP, AGM, 5.00%, 7/1/2022	35,000	35,496

Series 2013A, Rev., 5.00%, 7/1/2022	360,000	365,278

City of Tucson, Water System

Rev., 4.00%, 7/1/2022	20,000	20,227

Rev., 5.00%, 7/1/2022	250,000	253,666

Cochise County Unified School District No. 68-Sierra Vista, School Improvement Series 2019B, GO, 3.00%, 7/1/2022	25,000	25,192

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Arizona — continued

County of Maricopa

COP, 5.00%, 7/1/2022	2,325,000	2,358,303

Series 2018A, COP, 5.00%, 7/1/2023	1,095,000	1,151,669

County of Navajo Rev., 4.00%, 7/1/2025	20,000	21,615

County of Pima

GO, 4.00%, 7/1/2022	65,000	65,734

GO, 5.00%, 7/1/2022	205,000	205,950

Series 2019A, COP, 5.00%, 12/1/2022	50,000	51,563

Series 2020A, COP, 5.00%, 12/1/2022	20,000	20,625

Series A, COP, 5.00%, 12/1/2022	45,000	46,407

County of Pima, Sewer System

Rev., 5.00%, 7/1/2022	355,000	360,181

Series 2012A, Rev., 5.00%, 7/1/2022 (b)	170,000	172,446

Rev., 5.00%, 7/1/2023	50,000	52,663

Series 2020A, Rev., 5.00%, 7/1/2023	30,000	31,598

Series 2012A, Rev., 5.00%, 7/1/2025	195,000	197,997

County of Pima, Street and Highway

Rev., 3.00%, 7/1/2022	45,000	45,360

Series 2016A, Rev., 5.00%, 7/1/2022	135,000	136,970

County of Pinal

Rev., 2.00%, 8/1/2022	50,000	50,282

Rev., 5.00%, 8/1/2022	25,000	25,450

Rev., 5.00%, 8/1/2023	35,000	36,953

Gila County Unified School District No. 10-Payson

GO, 5.00%, 7/1/2022	60,000	60,871

GO, 5.00%, 7/1/2023	20,000	21,016

Gilbert Water Resource Municipal Property Corp., Senior Lien Rev., 5.00%, 7/1/2022	45,000	45,660

Glendale Industrial Development Authority, Midwestern University Rev., 5.00%, 5/15/2023	65,000	68,080

Glendale Municipal Property Corp., Senior Lien Series B, Rev., 5.00%, 7/1/2022	225,000	228,230

Glendale Union High School District No. 205, Arizona School Improvement, Project of 2015 Series 2019C, GO, 5.00%, 7/1/2022	260,000	263,733

SEE NOTES TO FINANCIAL STATEMENTS.

216	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Arizona — continued

Glendale Union High School District No. 205, Project of 2011 Series 2012A, GO, AGM, 4.00%, 7/1/2022	125,000	126,425

Glendale Union High School District No. 205, Project of 2020 Series 2021A, GO, AGM, 5.00%, 7/1/2023	25,000	26,307

Goodyear Community Facilities Utilities District No. 1 GO, 3.00%, 7/15/2022	35,000	35,282

Goodyear Public Improvement Corp., Municipal Facilities

Series A, Rev., 4.00%, 7/1/2022 (b)	20,000	20,226

Series 2011A, Rev., 5.00%, 7/1/2022 (b)	450,000	456,552

Series A, Rev., 5.25%, 7/1/2022 (b)	50,000	50,769

Highlands Fire District COP, 4.00%, 7/1/2022	125,000	126,286

Kyrene Elementary School District No. 28

GO, 4.00%, 7/1/2022	120,000	121,368

GO, 4.00%, 7/1/2023	20,000	20,804

Kyrene Elementary School District No. 28, School Improvement Project

Series 2016A, GO, 5.00%, 7/1/2022	45,000	45,661

Series 2020B, GO, 5.00%, 7/1/2022	30,000	30,441

Madison Elementary School District No. 38, School Improvement, Project of 2014

Series 2017B, GO, 5.00%, 7/1/2022	90,000	91,322

Series 2019C, GO, 5.00%, 7/1/2022	50,000	50,735

Series 2019C, GO, 5.00%, 7/1/2023	25,000	26,335

Madison Elementary School District No. 38, School Improvement, Project of 2019

Series 2020A, GO, 5.00%, 7/1/2022	120,000	121,764

Series 2020A, GO, 5.00%, 7/1/2023	110,000	115,873

Maricopa County Community College District

GO, 3.00%, 7/1/2022	20,000	20,162

GO, 5.00%, 7/1/2022	20,000	20,293

Maricopa County Community College District, Project of 2004 Series 2011D, GO, 4.00%, 7/1/2022	180,000	180,501

Maricopa County Elementary School District No. 1, Phoenix Elementary, School Improvement, Project of 2010 Series 2014B, GO, 3.00%, 7/1/2022	25,000	25,193

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Arizona — continued

Maricopa County Elementary School District No. 59 Laveen, School Improvement, Project of 2008 Series 2014B, GO, 3.00%, 7/1/2022	50,000	50,388

Maricopa County Elementary School District No. 6, Washington, School Improvement, Project of 2016 Series 2019B, GO, 5.00%, 7/1/2022	65,000	65,955

Maricopa County Elementary School District No. 79, Litchfield Elementary, School Improvement GO, 3.00%, 7/1/2023	25,000	25,628

Maricopa County Elementary School District No. 92 Pendergast Elementary, School Improvement, Project of 2016 Series 2018B, GO, 5.00%, 7/1/2022	60,000	60,878

Maricopa County High School District No. 214 Tolleson Union High School, School Improvement, Project of 2017 Series 2018A, GO, 2.25%, 7/1/2022	40,000	40,224

Maricopa County High School District No. 214 Tolleson Union High School, School Improvement, Project of 2019

Series 2020A, GO, 5.00%, 7/1/2022	85,000	86,246

Series 2021B, GO, 5.00%, 7/1/2022	30,000	30,440

Maricopa County Industrial Development Authority, Banner Health

Series B, Rev., 5.00%, 10/18/2022 (c)	575,000	590,146

Series 2016A, Rev., 5.00%, 1/1/2023	400,000	413,605

Series C, Rev., 5.00%, 10/18/2024 (c)	375,000	408,941

Maricopa County Industrial Development Authority, HonorHealth

Series 2019A, Rev., 5.00%, 9/1/2022	170,000	173,645

Series 2019A, Rev., 5.00%, 9/1/2023	135,000	142,944

Maricopa County School District No. 3, Tempe Elementary GO, 4.00%, 7/1/2022	25,000	25,282

Maricopa County School District No. 3, Tempe Elementary, School Improvement

GO, 4.00%, 7/1/2022	35,000	35,395

GO, 4.00%, 7/1/2023	70,000	72,739

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	217

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Arizona — continued

Maricopa County School District No. 3, Tempe Elementary, School Improvement, Project of 2016 Series 2019B, GO, 5.00%, 7/1/2022	20,000	20,292

Maricopa County Special Health Care District

Series D, GO, 5.00%, 7/1/2022	210,000	213,100

Series D, GO, 5.00%, 7/1/2023	30,000	31,606

Maricopa County Special Health Care District, Integrated Health Services

Series 2018C, GO, 5.00%, 7/1/2022	355,000	360,241

Series 2018C, GO, 5.00%, 7/1/2023	45,000	47,409

Maricopa County Unified School District No. 11,Peoria, School Improvement GO, 3.00%, 7/1/2022	20,000	20,155

Maricopa County Unified School District No. 4 Mesa, School Improvement, Project of 2012 Series 2014B, GO, 3.00%, 7/1/2022	50,000	50,405

Maricopa County Unified School District No. 48, Scottsdale

GO, 2.00%, 7/1/2022	20,000	20,095

GO, 5.00%, 7/1/2022	40,000	40,587

Maricopa County Unified School District No. 69 Paradise Valley, School Improvement, Project of 2011 Series 2012A, GO, 3.00%, 7/1/2022	20,000	20,159

Maricopa County Unified School District No. 69 Paradise Valley, School Improvement, Project of 2015

Series 2017B, GO, 5.00%, 7/1/2022	115,000	116,670

Series 2018C, GO, 5.00%, 7/1/2022	40,000	40,581

Series 2018D, GO, 5.00%, 7/1/2022	95,000	96,380

Series 2018C, GO, 5.00%, 7/1/2023	20,000	21,060

Maricopa County Unified School District No. 80 Chandler GO, 5.00%, 7/1/2022	65,000	65,953

Maricopa County Unified School District No. 80 Chandler, School Improvement, Project of 2015 Series 2017B, GO, 3.50%, 7/1/2022	25,000	25,243

Maricopa County Unified School District No. 80 Chandler, School Improvement, Project of 2019 Series 2020A, GO, 5.00%, 7/1/2022	65,000	65,953

Maricopa County Unified School District No. 89, Dysart GO, 5.00%, 7/1/2022	40,000	40,565

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Arizona — continued

Maricopa County Unified School District No. 95, Queen Creek, School Improvement

GO, 4.00%, 7/1/2022	20,000	20,221

GO, 5.00%, 7/1/2022	135,000	136,939

Maricopa County Unified School District No. 97 Deer Valley, School Improvement, Project of 2013 Series 2017C, GO, 5.00%, 7/1/2022	105,000	106,483

Maricopa County Unified School District No. 97-Deer Valley GO, 3.00%, 7/1/2022	60,000	60,452

Maricopa County Union High School District No. 210 Phoenix, School Improvement

GO, 3.00%, 7/1/2022	30,000	30,240

GO, 5.00%, 7/1/2022	55,000	55,803

Maricopa County Union High School District No. 210 Phoenix, School Improvement, Project of 2011

Series 2014C, GO, 3.00%, 7/1/2022	25,000	25,200

Series 2017E, GO, 5.00%, 7/1/2022	90,000	91,313

Maricopa County Union High School District No. 210 Phoenix, School Improvement, Project of 2011 and 2017

GO, 5.00%, 7/1/2022	90,000	91,313

GO, 5.00%, 7/1/2023	30,000	31,598

Maricopa County Union High School District No. 210-Phoenix, School Improvement Project of 2017 Series 2019B, GO, 5.00%, 7/1/2022	95,000	96,386

Maricopa County Union High School District No. 213, Tempe GO, 4.00%, 7/1/2022	25,000	25,284

Maricopa County Union High School District No. 216 Agua Fria, School Improvement Series 2014B, GO, 3.00%, 7/1/2023	30,000	30,794

Maricopa County Union High School District No. 216 Agua Fria, School Improvement, Project of 2011 Series 2012A, GO, 3.00%, 7/1/2022	25,000	25,201

Maricopa County Union High School District No. 216 Agua Fria, School Improvement, Project of 2015 Series 2017B, GO, 5.00%, 7/1/2022	25,000	25,366

McAllister Academic Village LLC, Arizona State University Rev., 5.00%, 7/1/2023	20,000	21,030

SEE NOTES TO FINANCIAL STATEMENTS.

218	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Arizona — continued

Mohave County Unified School District No. 1 Lake Havasu, School Improvement, Project of 2016 Series 2017A, GO, 4.00%, 7/1/2023	80,000	83,119

Mohave County Union High School District No. 2, Colorado River GO, 5.00%, 7/1/2022	40,000	40,574

Northern Arizona University Rev., 5.00%, 6/1/2022	20,000	20,221

Northern Arizona University, Stimulus Plan for Economic and Educational Development Series 2020B, Rev., AGM, 5.00%, 8/1/2025	100,000	110,934

Peoria Municipal Development Authority, Inc. Rev., 4.00%, 7/1/2022	25,000	25,284

Pima County Community College District Rev., 5.00%, 7/1/2022	35,000	35,514

Pima County Regional Transportation Authority, Excise Tax

Rev., 5.00%, 6/1/2022	240,000	242,658

Rev., 5.00%, 6/1/2023	70,000	73,535

Rev., 5.00%, 6/1/2024	60,000	65,030

Series 2014, Rev., 5.00%, 6/1/2025	30,000	31,457

Pima County Unified School District No. 20 Vail, School Improvement GO, AGM, 3.00%, 7/1/2023	20,000	20,503

Pima County Unified School District No. 6 Marana, School Improvement, Project of 2014 Series 2017C, GO, 5.00%, 7/1/2022	25,000	25,350

Pinal County Community College District

Rev., 3.00%, 7/1/2023	140,000	143,613

GO, 5.00%, 7/1/2023	30,000	31,553

Pinal County Electric District No. 3, Electric System Rev., 5.00%, 7/1/2022	95,000	96,342

Pinal County School District No. 1 Florence GO, 5.00%, 7/1/2023	20,000	21,016

Prescott Municipal Property Corp. Rev., 5.00%, 7/1/2022	25,000	25,354

Regional Public Transportation Authority, Transportation Excise Tax, Maricopa County Public Transportation Fund

Rev., 5.25%, 7/1/2022	405,000	411,299

Rev., 5.25%, 7/1/2023	90,000	95,090

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Arizona — continued

Salt River Project Agricultural Improvement and Power District, Arizona Salt River Project

Series 2015A, Rev., 5.00%, 12/1/2022	25,000	25,787

Series 2016A, Rev., 5.00%, 1/1/2023	70,000	72,429

Scottsdale Municipal Property Corp., Excise Tax Rev., 5.00%, 7/1/2022	30,000	30,441

Sedona-Oak Creek Joint Unified School District No. 9 GO, 5.00%, 7/1/2022	45,000	45,661

State of Arizona

COP, 5.00%, 9/1/2022	740,000	755,793

COP, 4.00%, 10/1/2022 (b)	25,000	25,477

COP, 5.00%, 10/1/2022 (b)	30,000	30,745

Series 2019A, COP, 5.00%, 10/1/2022 (b)	245,000	251,088

Series B, COP, 5.00%, 10/1/2022	40,000	40,987

Series 2019A, COP, 5.00%, 10/1/2023 (b)	35,000	37,165

COP, 5.00%, 9/1/2026	50,000	56,076

State of Arizona Lottery Rev., 5.00%, 7/1/2022 (b)	85,000	86,238

Tempe Industrial Development Authority, Friendship Village of Tempe Project Series 2021C-2, Rev., 1.13%, 12/1/2026	1,880,000	1,792,879

Town of Gilbert GO, 5.00%, 7/1/2022	20,000	20,293

Town of Marana, Excise Tax

Series 2017B, Rev., 5.00%, 7/1/2022	50,000	50,735

Series 2017B, Rev., 5.00%, 7/1/2023	35,000	36,802

Town of Queen Creek, Excise Tax

Rev., 4.00%, 8/1/2022	120,000	121,617

Series 2018A, Rev., 4.00%, 8/1/2022	90,000	91,213

Series 2018B, Rev., 4.00%, 8/1/2022	45,000	45,606

Rev., 5.00%, 8/1/2022	45,000	45,792

Series 2018A, Rev., 5.00%, 8/1/2023	40,000	42,174

University Medical Center Corp., Hospital

Rev., 4.25%, 7/1/2023 (b)	100,000	104,187

Rev., 5.63%, 7/1/2023 (b)	30,000	31,800

University of Arizona (The)

Rev., 5.00%, 6/1/2022	30,000	30,331

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	219

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Arizona — continued

Series 2016B, Rev., 5.00%, 6/1/2022	30,000	30,332

Series 2018A, Rev., 5.00%, 6/1/2022	45,000	45,497

Series A, Rev., 5.00%, 6/1/2023	50,000	52,506

University of Arizona (The), Stimulus Plan for Economic and Educational Development Rev., 5.00%, 8/1/2022	300,000	305,444

Western Maricopa Education Center District No. 402, School Improvement Project

Series 2017A, GO, 5.00%, 7/1/2022	50,000	50,726

Series 2019B, GO, 5.00%, 7/1/2022	20,000	20,291

Series 2017A, GO, 5.00%, 7/1/2023	50,000	52,635

Yavapai County Community College District GO, 4.00%, 7/1/2022	40,000	40,457

Yuma County Elementary School District No. 32 Gadsden Series 2019B, GO, AGM, 3.00%, 7/1/2022	175,000	176,272

Yuma Municipal Property Corp., Senior Lien Rev., 5.00%, 7/1/2022	140,000	142,010

Yuma Municipal Property Corp., Senior Lien Road Tax and Subordinate Lien Excise Tax Rev., 5.00%, 7/1/2022	130,000	131,866

Total Arizona		34,097,079

Arkansas — 0.2%

Arkansas Development Finance Authority Public Safety Charges, Division of Emergency Management Project Rev., 5.00%, 6/1/2023	25,000	26,202

Arkansas Development Finance Authority, Cancer Research Project Rev., AMBAC, Zero Coupon, 7/1/2023	75,000	73,795

Arkansas Development Finance Authority, Correctional Facilities Construction Rev., 4.00%, 5/15/2022	50,000	50,356

Arkansas State Community Water System Public Water Authority Series A, Rev., 4.00%, 10/1/2022 (b)	25,000	25,469

Bentonville School District No. 6 Series D, GO, 5.00%, 6/1/2023	110,000	115,400

City of Bella Vista, Sales and Use Tax Rev., 4.00%, 10/1/2022	25,000	25,461

City of Bentonville, Sales and Use Tax Rev., 4.00%, 11/1/2022	50,000	51,060

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Arkansas — continued

City of Cabot, Sales Tax Series 2021B, Rev., 5.00%, 12/1/2022	25,000	25,782

City of Fayetteville, Sales & Use Tax Series 2019A, Rev., 5.00%, 11/1/2022	180,000	185,067

City of Little Rock, Limited Tax GO, 5.00%, 4/1/2022	110,000	110,404

City of Rogers Rev., 4.00%, 11/1/2022	50,000	51,060

City of Van Buren, Water and Sewer Rev., AGM, 4.00%, 12/1/2022	25,000	25,548

City of West Memphis, Public Utility System

Rev., 4.00%, 12/1/2022	100,000	102,292

Rev., 4.00%, 12/1/2023	200,000	209,397

Rev., 4.00%, 12/1/2024	250,000	267,056

Rev., 4.00%, 12/1/2025	375,000	407,419

County of Cross, Sales Tax Rev., 5.00%, 10/1/2022	25,000	25,598

Greene County Technical School District No. T-1 GO, 3.00%, 4/1/2022	95,000	95,185

Lake Hamilton School District No. 5 of Garland County

GO, 3.00%, 10/1/2022 (b)	290,000	293,751

GO, 3.25%, 10/1/2022 (b)	80,000	81,151

GO, 3.50%, 10/1/2022 (b)	50,000	50,791

Northwest Arkansas Conservation Authority Rev., 3.00%, 3/1/2022	90,000	90,000

Pulaski County Public Facilities Board, Baptist Health

Rev., 5.00%, 12/1/2022	220,000	226,777

Rev., 5.00%, 12/1/2024 (b)	305,000	335,031

Pulaski County Public Facilities Board, Carti Project Rev., 5.50%, 7/1/2023 (b)	260,000	274,812

Springdale School District No. 50 GO, 5.00%, 6/1/2022	70,000	70,761

State of Arkansas, Federal Highway

GO, 5.00%, 4/1/2022	235,000	235,867

GO, 3.00%, 10/1/2022	125,000	126,697

GO, 5.00%, 10/1/2022	20,000	20,503

GO, 5.00%, 4/1/2023	20,000	20,886

GO, 5.00%, 10/1/2023	45,000	47,806

State of Arkansas, Waste Disposal and Pollution Abatement Facilities GO, 5.00%, 7/1/2023	30,000	31,606

State of Arkansas, Waste Water and Pollution Abatement Series 2012B, GO, 3.00%, 7/1/2022 (b)	35,000	35,278

SEE NOTES TO FINANCIAL STATEMENTS.

220	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Arkansas — continued

University of Arkansas Student Fee, UALR Campus Rev., 5.00%, 10/1/2022	45,000	46,132

University of Arkansas, Auxiliary Enterprises, UALR Campus Rev., 5.00%, 10/1/2022	50,000	51,257

University of Arkansas, Capital Improvement UALR Campus Series 2012A, Rev., 4.00%, 5/1/2022 (b)	25,000	25,143

University of Arkansas, Fayetteville Campus

Rev., 5.00%, 3/1/2022	25,000	25,000

Series 2012B, Rev., 5.00%, 5/1/2022 (b)	65,000	65,478

Series 2015A, Rev., 5.00%, 9/15/2022	25,000	25,584

Series 2014A, Rev., 4.00%, 11/1/2022 (b)	25,000	25,530

Series 2015A, Rev., 5.00%, 11/1/2022 (b)	30,000	30,834

University of Arkansas, Student Fee, Capital Improvement, UALR Energy Conservation Project Series 2013C, Rev., 5.00%, 10/1/2022	115,000	117,892

University of Arkansas, Student Fee, Community College

Rev., 4.00%, 5/1/2022	30,000	30,174

Rev., 4.00%, 5/1/2023	60,000	62,146

University of Arkansas, Various Facility Fayetteville Campus

Series 2012B, Rev., 5.00%, 5/1/2022 (b)	420,000	423,088

Series 2013A, Rev., 5.00%, 9/15/2022	80,000	81,867

Rev., 5.00%, 11/1/2022	50,000	51,425

Series 2012A, Rev., 5.00%, 11/1/2022 (b)	25,000	25,695

Series 2016A, Rev., 5.00%, 11/1/2022	220,000	226,268

Series 2019A, Rev., 5.00%, 11/1/2022	30,000	30,855

Series 2019A, Rev., 5.00%, 9/15/2023	35,000	37,122

University of Arkansas, Various Facility Pine Bluff Campus Rev., 4.00%, 12/1/2022	35,000	35,853

University of Arkansas, Various Facility UAMS Campus Rev., 5.00%, 11/1/2022	35,000	35,997

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Arkansas — continued

Van Buren School District No. 42 GO, 5.00%, 4/1/2022	185,000	185,673

Total Arkansas		5,453,281

California — 6.1%

Abag Finance Authority for Nonprofit Corp., Episcopal Senior Community

Series 2012A, Rev., 5.00%, 7/1/2022 (b)	155,000	157,204

Series 2012B, Rev., 5.00%, 7/1/2022 (b)	25,000	25,356

Abag Finance Authority for Nonprofit Corp., Odd Fellows Home Series 2012A, Rev., 5.00%, 4/1/2022	30,000	30,107

Acalanes Union High School District GO, 4.00%, 8/1/2022	95,000	96,344

Alameda Corridor Transportation Authority, Senior Lien Series 2013A, Rev., 5.00%, 10/1/2022	250,000	255,961

Alameda County Joint Powers Authority, Multiple Capital Projects Series 2013A, Rev., 5.00%, 12/1/2022	165,000	170,158

Alameda County Transportation Commission, Sales Tax Rev., 4.00%, 3/1/2022	95,000	95,000

Alameda Unified School District-Alameda County, Election of 2014 Series C, GO, 4.00%, 8/1/2022	75,000	76,061

Albany Unified School District

GO, 4.00%, 8/1/2022	80,000	81,111

GO, 5.00%, 8/1/2022	35,000	35,631

Alhambra Unified School District

Series 2016B, GO, 5.00%, 8/1/2022	150,000	152,741

Series A, GO, 5.00%, 8/1/2022	20,000	20,366

Alhambra Unified School District, Election of 2016 Series 2016A, GO, 4.00%, 8/1/2022	60,000	60,849

Allan Hancock Joint Community College District GO, 5.00%, 8/1/2022	20,000	20,364

Alta Loma School District, Capital Appreciation Series 1999A, GO, NATL-RE, Zero Coupon, 8/1/2022	125,000	124,607

Alvord Unified School District, Election of 2012 Series A, GO, AGM, Zero Coupon, 8/1/2022	200,000	199,322

Anaheim City School District Series 2014A, GO, 5.00%, 8/1/2022	60,000	61,091

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	221

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

California — continued

Anaheim City School District, Election of 2016 Series 2016A, GO, 5.00%, 8/1/2022	75,000	76,364

Anaheim Housing and Public Improvements Authority

Series 2017B, Rev., 5.00%, 10/1/2022	50,000	51,251

Series 2017B, Rev., 5.00%, 10/1/2024	80,000	83,351

Series 2017B, Rev., 5.00%, 10/1/2025	50,000	52,095

Anaheim Housing and Public Improvements Authority, Electric Utility Distribution System Series 2020A, Rev., 5.00%, 10/1/2024	160,000	175,016

Anaheim Housing and Public Improvements Authority, Water System Project Series 2020A, Rev., 5.00%, 10/1/2022	60,000	61,502

Anaheim Public Financing Authority, Public Improvement Project Series 2019A, Rev., 5.00%, 9/1/2022	25,000	25,478

Anaheim Union High School District GO, 5.00%, 8/1/2022	100,000	101,827

Antelope Valley Community College District Series B, GO, 4.00%, 8/1/2022	35,000	35,495

Antelope Valley-East Kern Water Agency

Rev., 5.00%, 6/1/2022	1,205,000	1,218,192

Rev., 5.00%, 6/1/2023	30,000	31,496

Apple Valley Unified School District GO, 5.00%, 8/1/2022	50,000	50,859

Arcadia Unified School District, Election of 2006

Series 2006B, GO, 3.25%, 8/1/2022 (b)	50,000	50,540

Series 2006B, GO, 3.50%, 8/1/2022 (b)	20,000	20,237

Series 2014B, GO, 5.00%, 8/1/2022 (b)	30,000	30,542

Bay Area Toll Authority, Toll Bridge

Series F-1, Rev., 3.00%, 4/1/2022 (b)	20,000	20,041

Series F-1, Rev., 4.00%, 4/1/2022 (b)	50,000	50,142

Series F-1, Rev., 4.00%, 4/1/2022 (b)	20,000	20,057

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

California — continued

Rev., 5.00%, 4/1/2022	185,000	185,678

Series F-1, Rev., 5.00%, 4/1/2022 (b)	2,365,000	2,373,628

Series 2013S-4, Rev., 5.00%, 4/1/2023 (b)	650,000	678,668

Series 2017S-7, Rev., 5.00%, 4/1/2023	70,000	73,064

Series S-4, Rev., 5.00%, 4/1/2023 (b)	65,000	67,867

Series 2013S-4, Rev., 5.13%, 4/1/2023 (b)	25,000	26,136

Series 2013S-4, Rev., 5.25%, 4/1/2023 (b)	295,000	308,797

Bay Area Water Supply and Conservation Agency

Series 2013A, Rev., 5.00%, 10/1/2022	45,000	46,132

Series 2013A, Rev., 3.00%, 10/1/2024	100,000	102,177

Beardsley School District Series 2021, GO, 2.00%, 5/1/2022	210,000	210,427

Belmont Joint Powers Financing Authority Rev., 4.00%, 8/1/2022	50,000	50,707

Belmont-Redwood Shores School District

GO, 5.00%, 8/1/2022	170,000	173,056

Series 2015A, GO, 5.00%, 8/1/2022	20,000	20,360

Benicia Unified School District Series 1997A, GO, NATL-RE, Zero Coupon, 8/1/2022	30,000	29,908

Berkeley Unified School District GO, 5.00%, 8/1/2022	140,000	142,558

Berryessa Union School District Series A, GO, 5.00%, 8/1/2022	30,000	30,542

Beverly Hills Public Financing Authority Series 2012A, Rev., 4.00%, 6/1/2022 (b)	100,000	100,853

Beverly Hills Unified School District GO, 5.00%, 8/1/2022	45,000	45,811

Bonita Unified School District

GO, 3.50%, 8/1/2022 (b)	80,000	80,947

GO, 4.00%, 8/1/2022	20,000	20,281

GO, 4.00%, 8/1/2022 (b)	20,000	20,279

Series 2016B, GO, 4.00%, 8/1/2022	35,000	35,492

GO, 5.00%, 8/1/2022 (b)	20,000	20,361

Brea Redevelopment Agency, Tax Allocation Rev., 3.00%, 9/1/2022	90,000	90,948

SEE NOTES TO FINANCIAL STATEMENTS.

222	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

California — continued

Brentwood Infrastructure Financing Authority

Rev., 5.00%, 7/1/2022	75,000	76,105

Series 2012A, Rev., AGM, 3.25%, 9/2/2022	50,000	50,639

Series 2012A, Rev., AGM, 3.50%, 9/2/2023	50,000	50,604

Brentwood Infrastructure Financing Authority, Civic Center Project

Rev., 4.00%, 10/1/2022	25,000	25,450

Rev., 5.00%, 10/1/2024	40,000	43,605

Brentwood Union School District

GO, 4.00%, 8/1/2022	110,000	111,547

GO, 5.00%, 8/1/2022	25,000	25,455

Buena Park School District, Election of 2014 GO, 4.00%, 8/1/2022	25,000	25,335

Burbank Redevelopment Agency Successor Agency

Rev., 5.00%, 12/1/2022	250,000	257,778

Rev., 5.00%, 12/1/2023	50,000	53,336

Burlingame Financing Authority, Water and Wastewater Rev., 5.00%, 4/1/2022	95,000	95,347

Burlingame School District, Election of 2012

Series 2013A, GO, 4.00%, 8/1/2022	25,000	25,354

Series 2013A, GO, 4.00%, 8/1/2023 (b)	20,000	20,844

Burlingame School District, Election of 2020 Series A, GO, 3.00%, 8/1/2022	20,000	20,200

Butte-Glenn Community College District

Series B, GO, 4.00%, 8/1/2022	75,000	76,045

GO, 4.25%, 8/1/2022	25,000	25,374

GO, 5.00%, 8/1/2022	45,000	45,813

Cabrillo Community College District

GO, 4.00%, 8/1/2022 (b)	90,000	91,254

GO, 5.00%, 8/1/2022	30,000	30,548

GO, 5.00%, 8/1/2022 (b)	40,000	40,723

Cabrillo Unified School District, Election of 2018 Series 2006B, GO, 4.00%, 8/1/2022	30,000	30,422

California Communities Local Measurer, Sales Tax Series 2013A, COP, AGM, 5.13%, 6/1/2023 (b)	20,000	21,023

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

California — continued

California County Tobacco Securitization Agency, Gold Country Settlement Funding Corp.

Series 2020A, Rev., 5.00%, 6/1/2022	100,000	100,935

Series 2020A, Rev., 5.00%, 6/1/2024	50,000	53,486

California County Tobacco Securitization Agency, Los Angeles County Securitization Corp.

Series 2020A, Rev., 4.00%, 6/1/2022	700,000	704,845

Series 2020A, Rev., 4.00%, 6/1/2023	700,000	720,549

California County Tobacco Securitization Agency, Merced County Tobacco Funding Corp.

Rev., 4.00%, 6/1/2022	150,000	151,033

Rev., 4.00%, 6/1/2023	460,000	473,763

Rev., 5.00%, 6/1/2025	240,000	263,158

California County Tobacco Securitization Agency, Sonoma County Securitization Corp.

Rev., 4.00%, 6/1/2022	375,000	377,583

Rev., 4.00%, 6/1/2023	530,000	545,857

California Educational Facilities Authority, Claremont McKenna College Rev., 5.00%, 4/1/2022	35,000	35,129

California Educational Facilities Authority, Loyola Marymount University Series 2018B, Rev., 5.00%, 10/1/2022	25,000	25,617

California Educational Facilities Authority, Pepperdine University

Series 2017B, Rev., 4.00%, 9/1/2022	25,000	25,417

Rev., 5.00%, 9/1/2022 (b)	20,000	20,427

California Educational Facilities Authority, Santa Clara University Rev., 5.00%, 4/1/2022	100,000	100,368

California Educational Facilities Authority, Stanford University Series T-5, Rev., 5.00%, 3/15/2023	20,000	20,855

California Educational Facilities Authority, University of South California Series 2012A, Rev., 5.00%, 10/1/2023 (b)	35,000	37,142

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	223

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

California — continued

California Enterprise Development Authority, Riverside County, Library Facility Project Rev., 4.00%, 11/1/2023	200,000	209,238

California Health Facilities Financing Authority

Rev., 4.00%, 3/1/2023	25,000	25,769

Rev., 5.00%, 10/1/2025 (c)	795,000	890,852

California Health Facilities Financing Authority, Adventist Health System

Series 2016A, Rev., 4.00%, 3/1/2022	205,000	205,000

Series 2013A, Rev., 5.00%, 3/1/2022	85,000	85,000

Series 2011A, Rev., 3.00%, 3/1/2024 (c)	505,000	516,557

California Health Facilities Financing Authority, Cedars-Sinai Medical Center

Series A, Rev., 5.00%, 8/15/2022	80,000	81,596

Series B, Rev., 5.00%, 8/15/2022	35,000	35,698

Rev., 5.00%, 11/15/2022	180,000	185,419

Rev., 5.00%, 11/15/2024	250,000	274,604

California Health Facilities Financing Authority, Chinese Hospital Rev., 5.00%, 6/1/2022	25,000	25,272

California Health Facilities Financing Authority, EL Camino Hospital Rev., 5.00%, 2/1/2023	315,000	326,857

California Health Facilities Financing Authority, Kaiser Permanente

Series 2017B, Rev., 5.00%, 11/1/2022 (c)	480,000	492,829

Series C, Rev., 5.00%, 11/1/2022 (c)	3,120,000	3,203,391

Series D, Rev., 5.00%, 11/1/2022 (c)	340,000	349,088

California Health Facilities Financing Authority, Lucile Salter Packard Children’s Hospital at Stanford

Series 2012B, Rev., 5.00%, 8/15/2022	50,000	50,967

Series 2016A, Rev., 5.00%, 8/15/2022	30,000	30,581

California Health Facilities Financing Authority, Memorial Health Services

Series 2012A, Rev., 5.00%, 10/1/2022	45,000	46,121

Series 2012A, Rev., 5.00%, 10/1/2023	350,000	358,012

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

California — continued

Series 2012A, Rev., 5.00%, 10/1/2026	300,000	307,278

California Health Facilities Financing Authority, Providence Health and Services

Series 2014A, Rev., 5.00%, 10/1/2022	110,000	112,747

Series 2014A, Rev., 5.00%, 10/1/2024 (b)	30,000	32,839

California Health Facilities Financing Authority, Providence St. Joseph Health

Series 2016B-2, Rev., 4.00%, 10/1/2024 (c)	35,000	37,335

Rev., 2.00%, 10/1/2025 (c)	125,000	127,208

California Health Facilities Financing Authority, St. Joseph Health System

Series 2009D, Rev., 1.70%, 10/18/2022 (c)	1,000,000	1,004,717

Series 2009C, Rev., 5.00%, 10/18/2022 (c)	450,000	461,392

Series 2013A, Rev., 5.00%, 7/1/2026	85,000	89,480

California Health Facilities Financing Authority, Sutter Health Series 2018A, Rev., 5.00%, 11/15/2022	175,000	180,143

California Infrastructure and Economic Development Bank Series 2018C, Rev., (SIFMA Municipal Swap Index Yield + 0.35%), 0.55%, 3/10/2022 (d)	5,250,000	5,254,887

California Infrastructure and Economic Development Bank, Academy of Motion Picture Arts and Sciences Obligated Group Series 2015A, Rev., 5.00%, 11/1/2022	125,000	128,527

California Infrastructure and Economic Development Bank, Bay Area Toll Authority, Toll Bridge Series 2003A, Rev., AGM, 5.00%, 7/1/2022 (b)	115,000	116,674

California Infrastructure and Economic Development Bank, Clean Water State Revolving Fund

Rev., 4.00%, 10/1/2022	95,000	96,800

Rev., 5.00%, 10/1/2022	150,000	153,710

Series 2014A, Rev., 5.00%, 10/1/2023 (b)	25,000	26,551

SEE NOTES TO FINANCIAL STATEMENTS.

224	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

California — continued

California Infrastructure and Economic Development Bank, Infrastructure State Revolving Fund Series 2014A, Rev., 5.00%, 10/1/2023 (b)	110,000	116,822

California Municipal Finance Authority, Anaheim Water System Project Series 2015-A, Rev., 5.00%, 10/1/2022	25,000	25,630

California Municipal Finance Authority, City of Anaheim Electric Utility Distribution System Series 2015-B, Rev., 5.00%, 10/1/2022	20,000	20,497

California Municipal Finance Authority, Civic Center Infrastructure Improvement Program Rev., 5.00%, 6/1/2023	75,000	78,634

California Municipal Finance Authority, Community Medical Center Series 2017A, Rev., 5.00%, 2/1/2026	1,000,000	1,136,059

California Municipal Finance Authority, Inland Regional Center Project Rev., 5.00%, 6/15/2022	75,000	75,939

California Municipal Finance Authority, Jurupa Valley Pavement Rehabilitation Project COP, AGM, 4.00%, 6/1/2022	50,000	50,405

California Municipal Finance Authority, Santa Rosa Community Health Centre Rev., 5.00%, 2/1/2023	25,000	25,920

California Municipal Finance Authority, St. John’s Well Child and Family Center Rev., 4.00%, 12/1/2022	110,000	112,579

California Municipal Finance Authority, Tuolumne Project Series 2018A, Rev., 4.00%, 12/1/2022	50,000	51,199

California Municipal Finance Authority, University of La Verne Series 2017A, Rev., 5.00%, 6/1/2022	50,000	50,542

California Pollution Control Financing Authority, American Water Capital Corp. Project Rev., 0.60%, 9/1/2023 (c)	45,000	44,403

California Public Finance Authority, Henry Mayo Newhall Hospital

Rev., 4.00%, 10/15/2022	240,000	244,297

Rev., 4.00%, 10/15/2023	290,000	301,862

Rev., 4.00%, 10/15/2024	380,000	403,054

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

California — continued

California State Public Works Board

Series 2012A, Rev., 5.00%, 4/1/2022	2,055,000	2,062,497

Series G, Rev., 5.00%, 5/1/2022	25,000	25,185

Series E, Rev., 4.00%, 9/1/2022 (b)	25,000	25,413

Series 2014B, Rev., 5.00%, 10/1/2022	75,000	76,864

Series 2019B, Rev., 5.00%, 5/1/2023	35,000	36,644

Series F, Rev., 5.00%, 5/1/2023	370,000	387,374

Series G, Rev., 5.00%, 5/1/2023	85,000	88,991

Series 2013G, Rev., 5.00%, 9/1/2024	130,000	137,530

California State Public Works Board, Business Unit II at the Irvine Campus Rev., 5.00%, 6/1/2022 (b)	50,000	50,550

California State Public Works Board, California State University, Various Capital Projects

Series 2012A, Rev., 5.00%, 4/1/2022	870,000	873,174

Series 2017B, Rev., 5.00%, 10/1/2022	290,000	297,207

Series 2013-I, Rev., 5.00%, 11/1/2022	50,000	51,408

Series 2021A, Rev., 5.00%, 2/1/2023	5,000,000	5,188,210

Series 2013-I, Rev., 5.00%, 11/1/2025	660,000	701,326

California State Public Works Board, Department of Corrections and Rehabilitation

Series 2012C, Rev., 5.00%, 6/1/2022	495,000	500,409

Series 2015A, Rev., 5.00%, 6/1/2022	70,000	70,772

Rev., 5.00%, 9/1/2022	45,000	45,967

Series 2013G, Rev., 5.00%, 9/1/2022	55,000	56,182

Series 2014A, Rev., 5.00%, 9/1/2022	220,000	224,729

Series D, Rev., 5.00%, 9/1/2022	40,000	40,860

Series 2014C, Rev., 4.00%, 10/1/2022	35,000	35,667

Series 2014A, Rev., 5.00%, 9/1/2023	65,000	68,825

Series 2016E, Rev., 5.00%, 10/1/2025	175,000	196,720

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	225

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

California — continued

Series 2012C, Rev., 4.00%, 6/1/2028	270,000	272,270

California State Public Works Board, Department of State Hospital

Series 2013E, Rev., 5.00%, 6/1/2022	290,000	293,197

Series 2013E, Rev., 5.00%, 6/1/2023	150,000	157,499

California State Public Works Board, Judicial Council of California

Series A, Rev., 5.00%, 3/1/2025	50,000	51,982

Series A, Rev., 5.00%, 3/1/2026	30,000	31,174

California State Public Works Board, Judicial Council Project

Series A, Rev., 4.00%, 3/1/2022	285,000	285,000

Series A, Rev., 5.00%, 3/1/2023	215,000	223,765

Series A, Rev., 5.00%, 3/1/2024	25,000	26,004

California State Public Works Board, Office of Emergency Services Series 2017F, Rev., 5.00%, 4/1/2022	45,000	45,165

California State Public Works Board, State Office Buildings Series 2015F, Rev., 5.00%, 5/1/2022	550,000	554,063

California State Public Works Board, The Regents of the University of California Series A, Rev., NATL-RE, 5.25%, 6/1/2022 (b)	95,000	96,103

California State Public Works Board, Various Capital Projects

Series 2016D, Rev., 4.00%, 4/1/2022	40,000	40,115

Series 2012A, Rev., 5.00%, 4/1/2022	2,765,000	2,775,088

Series 2019B, Rev., 5.00%, 5/1/2022	65,000	65,480

Series 2021B, Rev., 5.00%, 5/1/2022	80,000	80,591

Series 2016C, Rev., 5.00%, 11/1/2022	50,000	51,408

Series 2019C, Rev., 5.00%, 11/1/2022	50,000	51,408

Series B, Rev., 5.00%, 10/1/2023	45,000	47,776

Series 2012G, Rev., 5.00%, 11/1/2023	350,000	359,853

Series H, Rev., 5.00%, 12/1/2025	150,000	164,684

Series 2013-I, Rev., 5.00%, 11/1/2026	40,000	42,470

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

California — continued

California State Public Works Board, Various Correctional Facilities Series 2018C, Rev., 5.00%, 11/1/2022	20,000	20,563

California State University, Systemwide

Series 2016A, Rev., 3.00%, 11/1/2022	55,000	55,832

Series 2012A, Rev., 3.25%, 11/1/2022 (b)	45,000	45,743

Series 2012A, Rev., 3.75%, 11/1/2022 (b)	75,000	76,487

Series 2012A, Rev., 4.00%, 11/1/2022 (b)	295,000	301,355

Series 2012A, Rev., 5.00%, 11/1/2022 (b)	540,000	555,202

Series 2013A, Rev., 5.00%, 11/1/2022	70,000	71,985

Series 2015A, Rev., 5.00%, 11/1/2022	50,000	51,418

Series 2016A, Rev., 5.00%, 11/1/2022	100,000	102,835

Series 2017A, Rev., 5.00%, 11/1/2022	50,000	51,418

Series 2017C, Rev., 5.00%, 11/1/2022	25,000	25,709

Series 2019A, Rev., 5.00%, 11/1/2022	25,000	25,709

Series 2013A, Rev., 5.00%, 11/1/2023 (b)	145,000	154,402

Series 2015A, Rev., 5.00%, 11/1/2023	65,000	69,237

Series 2016A, Rev., 5.00%, 11/1/2023	20,000	21,304

California Statewide Communities Development Authority, Adventist Health System Series 2018A, Rev., 5.00%, 3/1/2022	100,000	100,000

California Statewide Communities Development Authority, City of Glendora Series A, Rev., AGM, 4.00%, 10/1/2022	25,000	25,483

California Statewide Communities Development Authority, Enloe Medical Center Rev., 5.00%, 8/15/2022	75,000	76,472

California Statewide Communities Development Authority, Henry Mayo Newhall Memorial Hospital Series 2014A, Rev., AGM, 5.25%, 10/1/2024 (b)	400,000	439,854

SEE NOTES TO FINANCIAL STATEMENTS.

226	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

California — continued

California Statewide Communities Development Authority, Installment Sales Series 2012B, COP, 5.00%, 6/1/2022 (b)	25,000	25,275

California Statewide Communities Development Authority, Montage Health Series 2021A, Rev., 4.00%, 6/1/2022	45,000	45,384

California Statewide Communities Development Authority, North Coast County Water District Series C, Rev., AGM, 4.00%, 10/1/2022	20,000	20,386

California Statewide Communities Development Authority, Rady Children’s Hospital

Series 2016A, Rev., 5.00%, 8/15/2023	75,000	79,230

Series 2016B, Rev., 5.00%, 8/15/2025	125,000	140,058

California Statewide Communities Development Authority, Redlands Community Hospital Rev., 5.00%, 10/1/2022	40,000	40,980

California Statewide Communities Development Authority, Southern California Edison Co. Series D, Rev., 2.63%, 12/1/2023 (c)	115,000	117,199

California Statewide Communities Development Authority, The Terraces at San Joaquin Gardens Project Rev., 5.63%, 10/1/2022 (b)	1,000,000	1,027,871

Camarillo Community Development Commission Successor Agency, Camarillo Corridor Project Rev., AGM, 5.00%, 9/1/2023	25,000	26,417

Campbell Union High School District

GO, 4.00%, 8/1/2022	50,000	50,707

GO, 5.00%, 8/1/2022	20,000	20,365

GO, 5.00%, 8/1/2022 (b)	25,000	25,452

GO, 5.00%, 8/1/2023 (b)	25,000	26,406

Campbell Union High School District, Election of 2016 Series B, GO, 4.00%, 8/1/2022	130,000	131,839

Campbell Union School District GO, 5.00%, 8/1/2022	20,000	20,365

Capistrano Unified School District Community Facilities District No. 90-2, Special Tax Rev., AGM, 3.75%, 9/1/2022	80,000	81,216

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

California — continued

Capistrano Unified School District Community Facilities District, Special Tax Rev., 5.00%, 9/1/2022	65,000	66,344

Carlsbad Unified School District

Series 2017B, GO, 4.00%, 8/1/2022	20,000	20,281

GO, 5.00%, 8/1/2022	70,000	71,274

Series 2009B, GO, 6.00%, 5/1/2024	100,000	110,088

Carlsbad Unified School District, Election of 2018 Series 2018A, GO, 5.00%, 8/1/2022	190,000	193,456

Carlsbad Unified School District, School Financing Project COP, 5.00%, 10/1/2022	50,000	51,204

Carpinteria Valley Water District

Series 2016A, Rev., 5.00%, 7/1/2022	100,000	101,379

Series 2020A, Rev., 5.00%, 7/1/2022	100,000	101,378

Castaic Lake Water Agency, Capital Appreciation, Water System Improvement Project Series 1999A, COP, AMBAC, Zero Coupon, 8/1/2023	45,000	44,192

Castro Valley Unified School District

GO, 2.50%, 8/1/2022	35,000	35,278

GO, 5.00%, 8/1/2022 (b)	105,000	106,897

Center Unified School District, Election of 2008 Series 2020A, GO, 4.00%, 8/1/2022	225,000	228,022

Centinela Valley Union High School District, Capital Appreciation Series 2009A, GO, AGM, Zero Coupon, 8/1/2022	20,000	19,931

Central Contra Costa Sanitary District Series 2018A, Rev., 5.00%, 9/1/2022	25,000	25,542

Central School District, Election of 2012 Series C, GO, 2.00%, 8/1/2022	25,000	25,145

Cerritos Community College District

Series 2019C, GO, 4.00%, 8/1/2022	25,000	25,358

Series A, GO, 5.00%, 8/1/2022	110,000	112,029

Chabot-Las Positas Community College District

GO, 5.00%, 8/1/2022	45,000	45,815

GO, 5.00%, 8/1/2023 (b)	100,000	105,550

Chaffey Community College District Series A, GO, 5.00%, 6/1/2022	75,000	75,834

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	227

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

California — continued

Chaffey Joint Union High School District, Election of 2008 Series A, GO, 5.00%, 8/1/2023 (b)	30,000	31,687

Chico Unified School District Election of 2012 Series 2012A, GO, 5.00%, 8/1/2023 (b)	25,000	26,406

Chino Basin Regional Financing Authority Series 2020A, Rev., 5.00%, 6/1/2022	40,000	40,441

Chino Basin Regional Financing Authority, Inland Utilities Series 2017A, Rev., 5.00%, 11/1/2022	95,000	97,681

Chino Hills Financing Authority Rev., 4.00%, 6/1/2022	50,000	50,433

Chino Valley Unified School District, Election of 2002 Series 2012A, GO, 5.00%, 8/1/2022 (b)	30,000	30,542

Chula Vista Elementary School District

COP, AGM, 4.00%, 9/1/2022	50,000	50,819

COP, AGM, 5.00%, 9/1/2022	35,000	35,747

Rev., BAN, Zero Coupon, 8/1/2023	20,000	19,685

COP, AGM, 5.00%, 9/1/2023	30,000	31,724

Chula Vista Municipal Financing Authority

Series 2015B, Rev., 5.00%, 9/1/2023	45,000	47,434

Rev., 5.00%, 5/1/2024	10,000	10,798

Chula Vista Redevelopment Agency Successor Agency Rev., 4.00%, 10/1/2022	30,000	30,505

Citrus Community College District Series 2015A, GO, 5.00%, 8/1/2022	150,000	152,729

City & County of San Francisco

Series 2015-R1, GO, 5.00%, 6/15/2022	255,000	258,252

Series 2018C, GO, 5.00%, 6/15/2022	25,000	25,319

Series 2021-R1, GO, 5.00%, 6/15/2022	135,000	136,722

City & County of San Francisco, Moscon Center

Series 2017B, COP, 5.00%, 4/1/2022	45,000	45,160

Series 2011A, COP, 5.00%, 9/1/2022	115,000	115,390

City & County of San Francisco, Multi-Family, Eastern Park Apartments Series 2019K, Rev., 1.30%, 1/1/2023 (c)	520,000	520,342

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

California — continued

City and County of San Francisco

Series 2020D-1, GO, 4.00%, 6/15/2022	45,000	45,445

Series 2014A, GO, 5.00%, 6/15/2022	80,000	81,020

Series 2016D, GO, 5.00%, 6/15/2022	45,000	45,574

Series 2020-R1, GO, 5.00%, 6/15/2022	20,000	20,255

Series 2015A-1, COP, 5.00%, 4/1/2023	30,000	31,330

City and County of San Francisco, City Office Buildings - Multiple Properties Project Series 2015-R1, COP, 5.00%, 9/1/2022	25,000	25,541

City and County of San Francisco, Earthquake Safety and Emergency GO, 5.00%, 6/15/2022	20,000	20,255

City and County of San Francisco, Juvenile Hall Project Series 2014-R2, COP, 5.00%, 4/1/2022	90,000	90,331

City and County of San Francisco, Moscone Convention Centre Series 2017B, COP, 5.00%, 4/1/2025	75,000	83,167

City and County of San Francisco, Multiple Capital Improvement Projects COP, 5.00%, 4/1/2022	25,000	25,092

City and County of San Francisco, Tax Exempt Series 2017A, GO, 5.00%, 6/15/2022	100,000	101,275

City and County of San Francisco, Transit Road Improvement Series 2018B, GO, 5.00%, 6/15/2022	20,000	20,255

City of Albany GO, 5.00%, 8/1/2022	50,000	50,914

City of Azusa, Water System

Rev., 5.00%, 7/1/2022	140,000	142,062

Series 2012A, Rev., 5.00%, 7/1/2022	50,000	50,736

City of Bakersfield, Wastewater Series 2015A, Rev., 5.00%, 9/15/2022	60,000	61,397

City of Berkeley GO, 5.00%, 9/1/2022	20,000	20,435

City of Brea, Water Utility Rev., 4.00%, 7/1/2022	75,000	75,857

City of Burbank, Wastewater Treatment Rev., 5.00%, 6/1/2022	35,000	35,389

City of Calabasas

COP, 5.00%, 12/1/2022	60,000	61,798

COP, 5.00%, 12/1/2023	55,000	58,620

SEE NOTES TO FINANCIAL STATEMENTS.

228	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

California — continued

City of Gilroy, Wastewater Rev., 5.00%, 8/1/2022	25,000	25,457

City of Glendora, Waterworks Series 2016A, Rev., 5.00%, 10/1/2022	25,000	25,629

City of Lincoln, Community Facilities District No. 2003-1, Lincoln Crossing Project, Special Tax Rev., 4.00%, 9/1/2022	70,000	71,087

City of Livermore

Series 2020B, COP, 4.00%, 10/1/2022	150,000	152,825

Series 2020B, COP, 4.00%, 10/1/2023	40,000	41,836

City of Livingston, Sewer Series 2016A, Rev., 4.00%, 3/1/2022	20,000	20,000

City of Long Beach Harbor

Series 2014B, Rev., 5.00%, 5/15/2023	70,000	73,412

Series 2015B, Rev., 5.00%, 5/15/2023	60,000	62,925

City of Long Beach Harbor, Private Activity

Series 2020A, Rev., 4.00%, 5/15/2024	20,000	21,230

Rev., 4.00%, 5/15/2025	155,000	168,310

Rev., 5.00%, 5/15/2025	115,000	128,474

City of Los Alamitos COP, 5.00%, 10/1/2022	30,000	30,738

City of Los Angeles

Series B, Rev., 5.00%, 6/1/2022	55,000	55,608

Rev., TRAN, 4.00%, 6/23/2022	50,000	50,519

Series 2021B, GO, 5.00%, 9/1/2022	25,000	25,525

Series C, Rev., 5.00%, 6/1/2023	80,000	80,801

Series 2012B, Rev., 5.00%, 6/1/2024	135,000	136,471

Series C, Rev., 5.00%, 6/1/2025	145,000	146,573

Series 2013A, Rev., 5.00%, 6/1/2027	75,000	78,605

City of Los Angeles Department of Airports, International Airport Subordinate

Series 2016A, Rev., AMT, 5.00%, 5/15/2022	20,000	20,170

Series 2019C, Rev., 5.00%, 5/15/2022	155,000	156,404

Series C, Rev., 5.00%, 5/15/2022	25,000	25,227

Series 2018E, Rev., 5.00%, 5/15/2024	15,000	16,221

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

California — continued

City of Los Angeles, Senior Lien Series B, Rev., 5.00%, 6/1/2024	65,000	65,708

City of Los Angeles, Solid Waste Resources

Series 2013A, Rev., 2.00%, 2/1/2023	45,000	45,476

Series 2015A, Rev., 5.00%, 2/1/2023	25,000	25,946

City of Los Angeles, Tax Exempt

Series 2017B, GO, 5.00%, 9/1/2022	45,000	45,944

City of Los Angeles, Wastewater System

Series 2013B, Rev., 4.00%, 6/1/2022	90,000	90,745

Series 2012B, Rev., 5.00%, 6/1/2022	25,000	25,276

Series 2013-B, Rev., 5.00%, 6/1/2022	430,000	434,621

Series 2015-A, Rev., 5.00%, 6/1/2022	90,000	90,995

Series C, Rev., 5.00%, 6/1/2022	100,000	101,105

Subseries B, Rev., 5.00%, 6/1/2023	150,000	157,556

Series 2013A, Rev., 5.00%, 6/1/2026	50,000	52,410

City of Manhattan Beach, Police and Fire Facility COP, 3.00%, 1/1/2023	25,000	25,442

City of Manteca Rev., 5.00%, 7/1/2022	40,000	40,577

City of Napa Rev., 5.00%, 5/1/2022	25,000	25,186

City of Newark COP, 5.00%, 6/1/2023	45,000	47,146

City of Newport Beach Series 2020A, COP, 4.00%, 7/1/2022	25,000	25,283

City of Oakland Series 2015A, GO, 5.00%, 1/15/2023	65,000	67,344

City of Oakland, Sewer

Series 2014A, Rev., 5.00%, 6/15/2022	50,000	50,641

Series 2014A, Rev., 5.00%, 6/15/2023	35,000	36,826

City of Oceanside Series 2020A, Rev., 4.00%, 5/1/2022	45,000	45,261

City of Palo Alto, Avenue Parking Garage Series 2019A, COP, 5.00%, 11/1/2023	50,000	53,259

City of Pasadena

Series 2011A, Rev., 4.00%, 6/1/2022	60,000	60,521

Series 2012A, Rev., 4.00%, 6/1/2022	20,000	20,167

Series 2016A, Rev., 5.00%, 6/1/2022	25,000	25,271

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	229

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

California — continued

City of Pico Rivera, Sales Tax Series 2018A, COP, AGM, 5.00%, 6/1/2023	35,000	36,768

City of Pittsburg Series A, Rev., 5.00%, 8/1/2022	125,000	127,274

City of Porterville, Water System Financing Project COP, AGM, 4.00%, 8/15/2022	20,000	20,301

City of Redding, Electric System Rev., 5.00%, 6/1/2022	275,000	278,059

City of Richmond, Wastewater, Capital Appreciation Rev., FGIC, Zero Coupon, 8/1/2023 (b)	200,000	196,520

City of Riverside

Series 2018A, Rev., 5.00%, 8/1/2022	75,000	76,377

Series 2019A, Rev., 5.00%, 10/1/2022	115,000	117,892

City of Roseville, 316 Vernon Street Project COP, 5.00%, 8/1/2022	40,000	40,716

City of Sacramento Rev., 5.00%, 9/1/2022	60,000	61,299

City of Sacramento, Convention Center Ballroom Rev., 5.00%, 6/1/2023	175,000	182,609

City of Salinas, Sanitary Sewer System Rev., 4.00%, 8/1/2022 (b)	50,000	50,697

City of San Francisco, Public Utilities Commission

Series 2012A, Rev., 4.00%, 5/1/2022 (b)	1,215,000	1,221,948

Series 2012C, Rev., 4.00%, 5/1/2022 (b)	95,000	95,543

Series 2012A, Rev., 5.00%, 5/1/2022 (b)	370,000	372,721

Series 2012C, Rev., 5.00%, 5/1/2022 (b)	160,000	161,176

Subseries A, Rev., 5.00%, 5/1/2022 (b)	145,000	146,066

Rev., 5.00%, 11/1/2022	75,000	77,132

Series 2015A, Rev., 5.00%, 11/1/2022	50,000	51,421

Series 2016A, Rev., 5.00%, 11/1/2022	125,000	128,553

Series 2015A, Rev., 5.00%, 11/1/2023	60,000	63,880

Series 2017A, Rev., 5.00%, 11/1/2024 (b)	30,000	32,964

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

California — continued

City of San Mateo, Library Improvement Project GO, 4.00%, 8/1/2022	20,000	20,283

City of Santa Clara, Electric Power Supply, Silicon Valley Power

Series 2013A, Rev., 5.00%, 7/1/2022	130,000	131,862

Series 2018A, Rev., 5.00%, 7/1/2022	100,000	101,433

City of Santa Cruz Rev., 5.00%, 3/1/2023	45,000	46,867

City of Santa Rosa, Wastewater

Series 2012A, Rev., 5.00%, 9/1/2022 (b)	145,000	148,117

Series 2014A, Rev., 5.00%, 9/1/2022	20,000	20,435

Series 2016A, Rev., 5.00%, 9/1/2022	50,000	51,082

City of Sausalito, 2016 Financing Project COP, 4.00%, 5/1/2023	50,000	51,782

City of Solana Beach, (San Diego County) Rev., 3.00%, 3/1/2022	65,000	65,000

City of South Lake Tahoe, Road Improvement Projects COP, 4.00%, 9/1/2022	50,000	50,761

City of Susanville, Natural Gas Enterprise Rev., AGM, 3.00%, 6/1/2023	20,000	20,477

City of Tulare, Sewer System

Rev., AGM, 3.75%, 11/15/2022 (b)	40,000	40,811

Rev., AGM, 5.00%, 11/15/2022	30,000	30,853

Cloverdale Unified School District, Election of 2018 Series B, GO, 4.00%, 8/1/2022	35,000	35,492

Clovis Unified School District, Election of 2012

Series 2012A, GO, Zero Coupon, 8/1/2022 (b)	150,000	87,718

Series 2012A, GO, 3.00%, 8/1/2022 (b)	40,000	40,391

Series 2012A, GO, 4.00%, 8/1/2022	60,000	60,849

Series 2012A, GO, 4.00%, 8/1/2022 (b)	30,000	30,418

Series 2012A, GO, 5.00%, 8/1/2022 (b)	70,000	71,264

Series 2012D, GO, 5.00%, 8/1/2022	25,000	25,457

Series C, GO, 5.00%, 8/1/2022	65,000	66,188

Series B, GO, 5.00%, 8/1/2023 (b)	20,000	21,125

SEE NOTES TO FINANCIAL STATEMENTS.

230	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

California — continued

Clovis Unified School District, Election of 2020 Series 2020A, GO, 3.00%, 8/1/2022	50,000	50,495

Coachella Redevelopment Agency Successor Agency Rev., AGM, 5.00%, 9/1/2022	150,000	153,095

Coachella Redevelopment Agency Successor Agency, Merged Project Areas Series A, Rev., AGM, 5.00%, 9/1/2022	25,000	25,516

Coachella Valley Unified School District, Election of 2005

Series 2012D, GO, AGM, 4.00%, 8/1/2022 (b)	25,000	25,349

Series 2012D, GO, AGM, 4.13%, 8/1/2022 (b)	25,000	25,361

Series 2012D, GO, AGM, 5.00%, 8/1/2022 (b)	75,000	76,355

Coast Community College District Series A, GO, 5.00%, 8/1/2022	330,000	335,919

Coast Community College District, Election of 2012

Series 2013A, GO, 4.00%, 8/1/2023 (b)	20,000	20,844

Series 2013A, GO, 5.00%, 8/1/2023 (b)	30,000	31,687

Colton Joint Unified School District GO, 3.25%, 8/1/2022 (b)	30,000	30,318

Colton Joint Unified School District, Election of 2008

Series 2016D, GO, 4.00%, 8/1/2022	25,000	25,346

Series 2010B, GO, AGM, 5.80%, 8/21/2026 (b)	25,000	29,758

Contra Costa Community College District

GO, 4.00%, 8/1/2022	120,000	121,672

GO, 4.00%, 8/1/2022 (b)	215,000	217,997

GO, 5.00%, 8/1/2022 (b)	60,000	61,084

Contra Costa Community College District, Election of 2006 GO, 5.00%, 8/1/2023 (b)	20,000	21,124

Contra Costa Community College District, Election of 2014

Series 2019B-2, GO, 4.00%, 8/1/2022	250,000	253,484

Series C, GO, 4.00%, 8/1/2023	25,000	26,052

Contra Costa County Public Financing Authority, Capital Projects Series B, Rev., 5.00%, 6/1/2022	30,000	30,328

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

California — continued

Contra Costa County Transportation Authority, Sales Tax Series 2015A, Rev., 5.00%, 3/1/2022	65,000	65,000

Contra Costa Transportation Authority

Series 2015A, Rev., 4.00%, 3/1/2023	65,000	67,006

Series 2012B, Rev., 5.00%, 3/1/2023 (b)	55,000	57,253

Contra Costa Water District

Series T, Rev., 4.00%, 10/1/2022	25,000	25,480

Series 2012Q, Rev., 5.00%, 10/1/2022	70,000	71,748

Series R, Rev., 5.00%, 10/1/2022	50,000	51,248

Series T, Rev., 5.00%, 10/1/2022	45,000	46,124

Series U, Rev., 5.00%, 10/1/2022	90,000	92,247

Corona Utility Authority, Water Projects Rev., 5.00%, 9/1/2022	30,000	30,652

Coronado Unified School District GO, 5.00%, 8/1/2022	50,000	50,914

Corona-Norco Unified School District Public Financing Authority, Senior Lien Series A, Rev., 5.00%, 9/1/2023 (b)	20,000	21,168

Corona-Norco Unified School District, Election of 2014 Series B, GO, 4.00%, 8/1/2022	25,000	25,352

Corona-Norco Unified School District, Riverside County GO, 4.00%, 8/1/2022	20,000	20,281

Cotati-Rohnert Park Unified School District GO, 4.00%, 8/1/2022	105,000	106,477

County of Calaveras COP, 3.00%, 11/1/2022	110,000	111,554

County of Los Angeles, Disney Concert Hall Parking Garage

COP, 5.00%, 3/1/2022	495,000	495,000

COP, 5.00%, 9/1/2022	140,000	142,881

COP, 5.00%, 3/1/2023	250,000	259,682

County of Marin, 2015 Financing Project COP, 5.00%, 11/1/2022	50,000	51,397

County of Mono, Mono County Civic Center Series 2018A, COP, 5.00%, 10/1/2022	260,000	265,739

County of Monterey, Public Facilities Refinancing COP, 5.00%, 10/1/2022	25,000	25,615

County of Napa COP, 5.00%, 6/1/2022	120,000	121,308

County of Orange Series 2019A, Rev., 5.00%, 7/1/2022	175,000	177,477

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	231

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

California — continued

County of Riverside Rev., TRAN, 2.00%, 6/30/2022	185,000	185,800

County of Sacramento, Airport System Series 2018B, Rev., 5.00%, 7/1/2022 (b)	220,000	223,092

County of San Bernardino, Arrowhead Project Series 2019A, COP, 5.00%, 10/1/2022	25,000	25,611

County of San Diego, Sanford Burnham Prebys Medical Discovery Institute Series 2015A, Rev., 5.00%, 11/1/2022	25,000	25,694

County of San Joaquin COP, AGM, 5.00%, 11/15/2022	125,000	128,655

County of Santa Clara, Election of 2008

Series 2013B, GO, 5.00%, 8/1/2022	145,000	147,644

Series 2013B, GO, 5.00%, 8/1/2024	60,000	61,086

County of Santa Cruz Rev., TRAN, 2.00%, 7/5/2022	10,000,000	10,040,414

County of Solano COP, 5.00%, 11/1/2022	80,000	82,263

County of Sonoma, Measure F Sales Tax, Limited Tax, Agricultural Preservation and Open Space Rev., 5.00%, 9/1/2022	80,000	81,719

Cucamonga Valley Water District Financing Authority

Rev., 4.00%, 9/1/2022 (b)	60,000	60,992

Rev., 5.00%, 9/1/2022	20,000	20,430

Series 2021B, Rev., 5.00%, 9/1/2022	20,000	20,430

Culver Redevelopment Agency Successor Agency Series 2017A, Rev., 5.00%, 11/1/2022	45,000	46,203

Cupertino Union School District

Series 2012A, GO, 4.00%, 8/1/2022	70,000	70,990

Series 2012A, GO, 4.00%, 8/1/2022 (b)	55,000	55,766

GO, 5.00%, 8/1/2022	120,000	122,193

Series 2012A, GO, 5.00%, 8/1/2022 (b)	135,000	137,439

Cupertino Union School District, 2013 Crossover Series 2013A, GO, 5.00%, 8/1/2023 (b)	70,000	73,936

Cutler-Orosi Joint Unified School District, Capital Improvement Projects COP, 5.00%, 5/1/2022	30,000	30,212

Desert Community College District GO, 5.00%, 8/1/2022	120,000	122,203

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

California — continued

Desert Community College District, Riverside and Imperial County GO, 5.00%, 8/1/2023 (b)	50,000	52,811

Desert Hot Springs Redevelopment Agency Successor Agency, Subordinate Tax Rev., 5.00%, 9/1/2022	30,000	30,605

Desert Sands Unified School District

COP, AGM, 4.00%, 3/1/2022	25,000	25,000

COP, 5.00%, 3/1/2022	75,000	75,000

Series 2013A, GO, 5.00%, 6/1/2022	45,000	45,502

GO, 5.00%, 8/1/2022	25,000	25,458

GO, 5.00%, 8/1/2023	10,000	10,569

Desert Water Agency Rev., 4.00%, 5/1/2022	100,000	100,580

Downey Public Finance Authority

Rev., 5.00%, 12/1/2022	40,000	41,257

Rev., 5.00%, 12/1/2023	75,000	80,058

Dry Creek Joint Elementary School District GO, 4.00%, 8/1/2022	30,000	30,424

Duarte Unified School District, Election of 2010 Series 2011B, GO, 3.25%, 8/1/2022	25,000	25,264

Dublin Unified School District

GO, 4.00%, 8/1/2022	25,000	25,354

GO, 5.00%, 8/1/2022	135,000	137,467

Dublin Unified School District, Election of 2016 GO, 5.00%, 8/1/2022	110,000	112,010

East Bay Municipal Utility District Wastewater System Series 2014A, Rev., 5.00%, 6/1/2022	155,000	156,717

East Bay Municipal Utility District, Wastewater System Series 2017A, Rev., 5.00%, 6/1/2022	80,000	80,886

East Bay Municipal Utility District, Water System

Series 2012B, Rev., 5.00%, 6/1/2022	205,000	207,270

Series 2014B, Rev., 5.00%, 6/1/2022	20,000	20,222

East Bay Regional Park District Series B-1, GO, 5.00%, 9/1/2022	20,000	20,433

East Bay Regional Park District, Election of 2008 Series 2013A, GO, 4.00%, 9/1/2022	50,000	50,834

East Side Union High School District

GO, 4.00%, 8/1/2022	25,000	25,343

GO, AGM, 5.25%, 9/1/2022	100,000	102,289

SEE NOTES TO FINANCIAL STATEMENTS.

232	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

California — continued

Series B, GO, NATL-RE, 5.25%, 2/1/2023	950,000	987,828

East Side Union High School District, Election of 2008

Series D, GO, 4.00%, 8/1/2022 (b)	30,000	30,418

Series D, GO, 5.00%, 8/1/2022 (b)	40,000	40,723

East Side Union High School District, Election of 2012

Series B, GO, 5.00%, 8/1/2022	65,000	66,160

Eastern Municipal Water District, Water and Wastewater System

Series 2016A, Rev., 5.00%, 7/1/2022	210,000	213,079

Series C, Rev., 5.00%, 7/1/2022	40,000	40,586

El Camino Community College District Foundation (The) GO, 5.00%, 8/1/2022	275,000	280,026

El Camino Healthcare District GO, 5.00%, 8/1/2022	45,000	45,820

El Dorado Irrigation District

Series 2016A, Rev., 5.00%, 3/1/2022 (b)	30,000	30,000

Series 2016B, COP, 5.00%, 3/1/2023	55,000	57,265

El Dorado Union High School District, 2021 Energy Efficiency Projects COP, AGM, 2.00%, 12/1/2022	160,000	161,195

El Monte City School District Series 2014A, GO, 5.00%, 5/1/2022	25,000	25,178

El Monte City School District, Election of 2004 Series 2008C, GO, AGC, Zero Coupon, 8/1/2023	600,000	576,615

El Segundo Unified School District Series 2018A, GO, 5.00%, 8/1/2022	50,000	50,914

Elk Grove Unified School District, Election of 2016 GO, 5.00%, 8/1/2022	60,000	61,089

Elsinore Valley Municipal Water District Financing Authority Series 2016A, Rev., 5.00%, 7/1/2022	150,000	152,184

Emeryville Redevelopment Agency, Successor Agency Tax Allocation Series A, Rev., AGM, 5.00%, 9/1/2022	150,000	153,057

Escondido Union School District GO, 5.00%, 8/1/2022	50,000	50,914

Etiwanda School District Public Financing Authority Series 2018A, Rev., 5.00%, 9/1/2022	35,000	35,761

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

California — continued

Evergreen School District GO, 5.00%, 9/1/2022	70,000	71,522

Exeter Unified School District GO, 4.00%, 8/1/2022	25,000	25,336

Fairfield Community Facilities District, North Cordella General Improvements, Special Tax Rev., 4.00%, 9/1/2022	65,000	66,091

Fairfield-Suisun Unified School District GO, 4.00%, 8/1/2022	20,000	20,283

Fairfield-Suisun Unified School District, Election of 2016 GO, 5.00%, 8/1/2022	25,000	25,457

Fall River Joint Unified School District GO, 3.00%, 8/1/2022	50,000	50,468

Fallbrook Union High School District, Election of 2016 Series 2020B, GO, 4.00%, 8/1/2022	50,000	50,684

Fillmore Redevelopment Agency Successor Agency Rev., 5.00%, 6/1/2022	100,000	101,034

Folsom Cordova Unified School District School Facilities Improvement Dist No. 2, Capital Appreciation Series 2002A, GO, NATL-RE, Zero Coupon, 10/1/2022	20,000	19,903

Folsom Cordova Unified School District School Facilities Improvement Dist No. 3, Capital Appreciation, Election of 2007 Series 2007A, GO, NATL-RE, Zero Coupon, 10/1/2022	20,000	19,892

Folsom Cordova Unified School District School Facilities Improvement Dist No. 4, Election of 2012 Series A, GO, 5.00%, 10/1/2023 (b)	20,000	21,240

Folsom Public Financing Authority Rev., 4.00%, 12/1/2022	35,000	35,853

Fontana Redevelopment Agency, Successor Agency, Tax Allocation Series 2017A, Rev., 5.00%, 10/1/2023	30,000	31,797

Fontana Unified School District

GO, 3.13%, 8/1/2022 (b)	20,000	20,205

GO, 5.00%, 8/1/2022 (b)	75,000	76,355

Foothill-De Anza Community College District

COP, 4.00%, 4/1/2022 (b)	25,000	25,071

GO, 4.00%, 8/1/2022	30,000	30,419

GO, 5.00%, 8/1/2022 (b)	215,000	218,884

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	233

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

California — continued

GO, 5.00%, 8/1/2022	135,000	137,444

Series 2003B, GO, 6.00%, 8/1/2022	50,000	51,112

Fremont Public Financing Authority

Rev., 5.00%, 10/1/2022	75,000	76,886

Rev., 5.00%, 10/1/2023	50,000	53,028

Series 2017B, Rev., 5.00%, 10/1/2023	25,000	26,514

Fremont Unified School District

GO, 4.00%, 8/1/2022	25,000	25,353

GO, 4.25%, 8/1/2022 (b)	50,000	50,748

GO, 4.50%, 8/1/2022	50,000	50,808

GO, 5.00%, 8/1/2022 (b)	155,000	157,800

Fremont Unified School District, Election of 2014 Series D, GO, 4.00%, 8/1/2022	25,000	25,353

Fremont Union High School District GO, 5.00%, 8/1/2022	145,000	147,638

Fresno County Financing Authority Rev., 5.00%, 4/1/2023	550,000	574,440

Fullerton Joint Union High School District GO, 5.00%, 8/1/2022	25,000	25,456

Fullerton Joint Union High School District, Election of 2014 Series 2015A, GO, 5.00%, 8/1/2022	150,000	152,735

Fullerton School District GO, 4.00%, 8/1/2022	20,000	20,283

Garden Grove Agency Community Development Successor Agency, Tax Allocation Rev., 5.00%, 10/1/2023	20,000	21,188

Garden Grove Sanitary District Rev., 5.00%, 6/15/2022	90,000	91,153

Garden Grove Unified School District, Election of 2010

Series C, GO, 5.00%, 8/1/2023	10,000	10,565

Series C, GO, 5.25%, 8/1/2023 (b)	50,000	52,986

Gateway Unified School District, Election of 2008 GO, AGM, 5.00%, 8/1/2023 (b)	20,000	21,125

Gavilan Joint Community College District

Series 2012B, GO, 3.63%, 8/1/2022 (b)	25,000	25,309

GO, 5.00%, 8/1/2022 (b)	30,000	30,542

Glendale Community College District Series B, GO, 4.00%, 8/1/2022	95,000	96,344

Glendale Community College District, Election of 2002 Series 2013F, GO, 3.00%, 8/1/2022 (b)	50,000	50,488

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

California — continued

Glendale Unified School District

Series E, GO, 3.00%, 9/1/2022	30,000	30,355

GO, 4.25%, 9/1/2022 (b)	30,000	30,533

Series 2015A, GO, 5.00%, 9/1/2022	30,000	30,653

Glendora Unified School District, Capital Appreciation Series 2003B, GO, NATL-RE, Zero Coupon, 8/1/2022	20,000	19,942

Gold Coast Transit District COP, 5.00%, 7/1/2022	170,000	172,366

Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement

Series 2018A, Rev., 3.00%, 6/1/2022 (b)	100,000	100,594

Series 2015A, Rev., 5.00%, 6/1/2022 (b)	25,000	25,272

Series 2018A, Rev., 5.00%, 6/1/2022 (b)	700,000	707,611

Series 2018A-1, Rev., 5.00%, 6/1/2022 (b)	50,000	50,550

Series 2018A-2, Rev., 5.00%, 6/1/2022 (b)	100,000	101,074

Series 2017A-1, Rev., 5.00%, 6/1/2023 (b)	675,000	708,484

Golden Valley Unified School District, 2021 School Financing Project COP, 3.00%, 9/1/2022	275,000	277,827

Grossmont Healthcare District

Series D, GO, 5.00%, 7/15/2022	20,000	20,326

Series C, GO, 5.00%, 7/15/2024	25,000	27,176

Grossmont Union High School District GO, 5.00%, 8/1/2022	65,000	66,188

Grossmont Union High School District, Election of 2004 GO, 5.00%, 8/1/2022	20,000	20,365

Grossmont Union High School District, Election of 2008

Series 2008H-2, GO, 5.00%, 8/1/2022	20,000	20,365

Series G-2, GO, 5.00%, 8/1/2022	30,000	30,548

Series E, GO, 5.00%, 8/1/2023 (b)	20,000	21,125

Grossmont-Cuyamaca Community College District

GO, 5.00%, 8/1/2022	200,000	203,596

GO, 5.00%, 8/1/2023	30,000	31,674

Grossmont-Cuyamaca Community College District, Election of 2012 Series 2013A, GO, 5.25%, 8/1/2023 (b)	50,000	52,950

SEE NOTES TO FINANCIAL STATEMENTS.

234	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

California — continued

Hacienda La Puente Unified School District Facilities Financing Authority Rev., AGM, 5.00%, 8/1/2022	25,000	25,457

Harmony Union School District, Election of 2018 Series B, GO, 3.00%, 8/1/2022	60,000	60,569

Hartnell Community College District Series A, GO, 5.00%, 8/1/2022	25,000	25,457

Hayward Area Recreation and Park District Series A, GO, 5.00%, 8/1/2022	30,000	30,548

Hayward Unified School District, Election of 2018 GO, AGM, 5.00%, 8/1/2022	35,000	35,638

Healdsburg Unified School District, Election of 2016 Series A, GO, 5.00%, 8/1/2022	20,000	20,365

Helendale School District COP, AGM, 2.50%, 12/1/2022	20,000	20,230

Hemet Unified School District

GO, AGM, 3.25%, 8/1/2022 (b)	25,000	25,265

COP, AGM, 4.00%, 10/1/2022	250,000	254,458

Hermosa Beach Public Financing Authority Rev., 4.00%, 11/1/2024	25,000	26,756

Hesperia Unified School District Series 2013A, COP, 4.00%, 2/1/2023 (b)	30,000	30,835

Hollister School District, Election of 2016 Series 2019B, GO, 4.00%, 9/1/2022	20,000	20,334

Huntington Beach City School District COP, 4.00%, 7/1/2022	35,000	35,386

Huntington Beach Public Financing Authority Series 2014A, Rev., 4.00%, 9/1/2023	50,000	52,064

Huntington Beach Union High School District

GO, 5.00%, 8/1/2022	95,000	96,708

COP, 5.00%, 9/1/2022	40,000	40,851

GO, 5.00%, 8/1/2023 (b)	105,000	110,904

Imperial Beach Redevelopment Agency Successor Agency, Palm Avenue Commercial Redevelopment Project Rev., 5.00%, 6/1/2022	35,000	35,382

Imperial Community College District

GO, AGM, 3.00%, 8/1/2022 (b)	25,000	25,239

GO, AGM, 5.00%, 8/1/2022 (b)	50,000	50,893

Series 2014A, GO, AGM, 4.63%, 8/1/2023 (b)	30,000	31,507

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

California — continued

Imperial Public Financing Authority, Water Facility Rev., 3.50%, 10/15/2022	25,000	25,416

Inglewood Public Financing Authority Rev., Zero Coupon, 8/1/2022 (b)	250,000	145,586

Inglewood Unified School District, Election of 2012

Series 2013A, GO, AGM, 5.00%, 8/1/2023 (b)	25,000	26,387

Series 2013A, GO, AGM, 5.13%, 8/1/2023 (b)	20,000	21,145

Irvine Ranch Water District COP, 5.00%, 3/1/2022	30,000	30,000

Irvine Unified School District, School Facilities Improvement District No. 1 Series 2016A, GO, 5.00%, 9/1/2022	25,000	25,544

Jefferson Elementary School District

GO, 5.00%, 7/15/2022 (b)	130,000	132,115

GO, 5.00%, 9/1/2022	25,000	25,544

Jefferson Elementary School District, Election of 2018 Series 2020B, GO, 3.00%, 9/1/2022	50,000	50,592

Jefferson Union High School District GO, 5.00%, 8/1/2022	60,000	61,096

Jefferson Union High School District, Election of 2012 Series A, GO, 4.00%, 8/1/2022	45,000	45,633

Jurupa Unified School District

GO, AGM, 5.00%, 8/1/2022 (b)	40,000	40,714

GO, AGM, 5.00%, 8/1/2022	25,000	25,431

Kentfield School District, Election of 2014 Series B, GO, 4.00%, 8/1/2022	25,000	25,354

Kern Community College District COP, 5.00%, 6/1/2022	275,000	277,997

Kern Community College District, Election of 2016, Facilities Improvement District No. 1

Series 2018B, GO, 5.00%, 8/1/2022	95,000	96,720

Series 2016C, GO, 4.00%, 8/1/2023	75,000	78,156

Series 2018B, GO, 5.00%, 8/1/2023	25,000	26,402

Kern High School District GO, 5.00%, 8/1/2022	215,000	218,929

La Mesa-Spring Valley School District, Capital Appreciation, Election of 2002 Series 2002B, GO, NATL-RE, Zero Coupon, 8/1/2022	20,000	19,936

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	235

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

California — continued

La Mirada Public Financing Authority

Rev., 5.00%, 5/1/2022	25,000	25,184

Rev., 5.00%, 5/1/2023	25,000	26,180

Lake Tahoe Unified School District GO, 4.00%, 8/1/2022	50,000	50,688

Lake Tahoe Unified School District, Election 2008 GO, 4.00%, 8/1/2022 (b)	30,000	30,412

Lancaster School District, Election of 2012 Series A, GO, AGM, 4.00%, 8/1/2023 (b)	20,000	20,830

Larkspur-Corte Madera School District Series 2021A, GO, 4.00%, 8/1/2022	50,000	50,701

Las Virgenes Unified School District GO, 4.00%, 8/1/2022	35,000	35,495

Liberty Union High School District

GO, 3.50%, 8/1/2022 (b)	95,000	96,124

GO, 5.00%, 8/1/2022	35,000	35,635

Liberty Union High School District, Election of 2016 Series B, GO, 4.00%, 8/1/2022	25,000	25,351

Lincoln Public Financing Authority Series A, Rev., 4.00%, 10/1/2022	25,000	25,409

Local Public Schools Funding Authority School Improvement District No. 2016-1 Series 2020A, GO, 5.00%, 8/1/2022	45,000	45,811

Lodi Public Financing Authority

Series 2020A, Rev., 4.00%, 6/1/2022	40,000	40,340

Rev., AGM, 5.00%, 9/1/2022	25,000	25,543

Lodi Unified School District

GO, AGM, 5.00%, 8/1/2022	25,000	25,450

GO, AGM, 5.00%, 8/1/2023	270,000	274,361

Lodi Unified School District, Election of 2006 GO, 3.00%, 8/1/2023	40,000	41,066

Lodi Unified School District, Election of 2016 Series 2020, GO, 4.00%, 8/1/2022	25,000	25,353

Loma Prieta Joint Union Elementary School District GO, 4.00%, 8/1/2022	75,000	76,033

Long Beach Bond Finance Authority, Natural Gas Series 2007A, Rev., 5.25%, 11/15/2022	25,000	25,741

Long Beach Community College District

Series 2017G, GO, 5.00%, 8/1/2022	25,000	25,456

Series 2017G, GO, 5.00%, 8/1/2023	35,000	36,978

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

California — continued

Long Beach Community College District, Election of 2002

Series 2012A, GO, 3.00%, 5/1/2022 (b)	85,000	85,346

Series A, GO, 5.00%, 5/1/2022 (b)	65,000	65,478

Long Beach Community College District, Election of 2008

Series 2012B, GO, 4.00%, 8/1/2022	25,000	25,353

Series 2012B, GO, 4.00%, 8/1/2022 (b)	175,000	177,439

Series 2012B, GO, 5.00%, 8/1/2022 (b)	470,000	478,490

Long Beach Unified School District GO, 5.00%, 8/1/2022	115,000	117,092

Long Beach Unified School District, Election of 2016 Series B, GO, 5.00%, 8/1/2022	105,000	106,910

Los Alamitos Unified School District, Capital Appreciation COP, AMBAC, Zero Coupon, 8/1/2022	25,000	24,916

Los Alamitos Unified School District, Election of 2018

Series B, GO, 4.00%, 8/1/2022	20,000	20,283

GO, 5.00%, 8/1/2022	30,000	30,548

Los Altos Elementary School District GO, 4.00%, 8/1/2022	20,000	20,283

Los Angeles Community College District

Series G, GO, 4.00%, 8/1/2022	40,000	40,571

Series 2015A, GO, 5.00%, 8/1/2022	75,000	76,380

Series 2015C, GO, 5.00%, 8/1/2022	305,000	310,612

Series 2015A, GO, 5.00%, 8/1/2023	25,000	26,428

Series 2015C, GO, 5.00%, 8/1/2023	20,000	21,142

Los Angeles Community College District, Election of 2008

Series J, GO, 3.00%, 8/1/2022	115,000	116,167

Series F, GO, 4.00%, 8/1/2023 (b)	55,000	57,322

Series F, GO, 5.00%, 8/1/2023 (b)	60,000	63,373

Los Angeles County Metropolitan Transportation Authority, Measure R Senior Sales Tax

Series 2016A, Rev., 5.00%, 6/1/2022	125,000	126,381

Series 2016A, Rev., 5.00%, 6/1/2023	25,000	26,260

Los Angeles County Metropolitan Transportation Authority, Proposition A First Tier Senior Sales Tax

Series 2017A, Rev., 5.00%, 7/1/2022	30,000	30,439

SEE NOTES TO FINANCIAL STATEMENTS.

236	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

California — continued

Series 2017-B, Rev., 5.00%, 7/1/2022	240,000	243,511

Series 2019A, Rev., 5.00%, 7/1/2022	190,000	192,779

Los Angeles County Metropolitan Transportation Authority, Proposition C Senior Sales Tax

Series 2013-A, Rev., 5.00%, 7/1/2022	30,000	30,439

Series 2013-B, Rev., 5.00%, 7/1/2022	145,000	147,121

Series 2017A, Rev., 5.00%, 7/1/2022	160,000	162,340

Series 2018A, Rev., 5.00%, 7/1/2022	215,000	218,145

Series 2019C, Rev., 5.00%, 7/1/2022	25,000	25,366

Series 2012-B, Rev., 5.00%, 7/1/2023	350,000	354,660

Series 2012-B, Rev., 5.00%, 7/1/2024	205,000	207,985

Series 2012-B, Rev., 5.00%, 7/1/2025	330,000	334,794

Los Angeles County Metropolitan Transportation Authority, Sales Tax

Series 2014-A, Rev., 5.00%, 7/1/2022	20,000	20,292

Series 2016A, Rev., 5.00%, 7/1/2022	70,000	71,024

Series 2014-A, Rev., 5.00%, 7/1/2023	65,000	68,471

Los Angeles County Metropolitan Transportation Authority, Senior Lien, Sales Tax

Series 2013-C, Rev., 5.00%, 7/1/2022	55,000	55,805

Series 2016A, Rev., 5.00%, 7/1/2022	75,000	76,097

Los Angeles County Metropolitan Transportation Authority, Union Station Gateway Project

Rev., 5.00%, 7/1/2022	145,000	147,121

Rev., 5.00%, 7/1/2023	55,000	57,937

Los Angeles County Public Works Financing Authority Series 2019E1, Rev., 4.00%, 12/1/2023	85,000	89,342

Los Angeles County Public Works Financing Authority, MLK Hospital Project Series 2016D, Rev., 5.00%, 12/1/2022	75,000	77,402

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

California — continued

Los Angeles County Public Works Financing Authority, Multiple Capital Projects II

Rev., 5.00%, 8/1/2022	490,000	498,851

Series 2015A, Rev., 5.00%, 12/1/2022	25,000	25,801

Rev., 5.00%, 8/1/2023	25,000	25,452

Rev., 5.00%, 8/1/2024	115,000	117,077

Los Angeles County Redevelopment Refunding Authority Redevelopment Agency Successor Agency, CRA/LA Bunker Hill Project Rev., 5.00%, 12/1/2022	50,000	51,468

Los Angeles County Sanitation Districts Financing Authority Series 2016A, Rev., 5.00%, 10/1/2022	25,000	25,626

Los Angeles Department of Water and Power, Power System

Series 2021B, Rev., 3.00%, 7/1/2022	310,000	312,408

Series 2014C, Rev., 4.00%, 7/1/2022	55,000	55,609

Series 2016A, Rev., 4.00%, 7/1/2022	65,000	65,719

Series 2013A, Rev., 5.00%, 7/1/2022	50,000	50,718

Series 2013B, Rev., 5.00%, 7/1/2022	70,000	71,005

Series 2016A, Rev., 5.00%, 7/1/2022	305,000	309,379

Series 2016B, Rev., 5.00%, 7/1/2022	65,000	65,933

Series 2018B, Rev., 5.00%, 1/1/2023	140,000	144,360

Series 2012A, Rev., 5.00%, 7/1/2023	80,000	81,060

Series 2013A, Rev., 5.00%, 7/1/2023	295,000	304,804

Series 2012A, Rev., 5.00%, 7/1/2024	65,000	65,922

Series 2013A, Rev., 5.00%, 7/1/2025	125,000	129,262

Series 2013A, Rev., 5.00%, 7/1/2026	25,000	25,850

Los Angeles Department of Water and Power, Water System

Series 2013A, Rev., 4.00%, 7/1/2022	25,000	25,276

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	237

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

California — continued

Series 2012C, Rev., 5.00%, 7/1/2022	45,000	45,646

Series 2013B, Rev., 5.00%, 7/1/2022	75,000	76,077

Series 2016A, Rev., 5.00%, 7/1/2022	90,000	91,292

Series 2016B, Rev., 5.00%, 7/1/2022	50,000	50,718

Series 2017A, Rev., 5.00%, 7/1/2022	70,000	71,005

Series 2012C, Rev., 5.00%, 7/1/2023	140,000	141,855

Series 2018A, Rev., 5.00%, 7/1/2023	100,000	105,312

Series 2012C, Rev., 5.00%, 7/1/2024	625,000	634,016

Series 2013A, Rev., 5.00%, 7/1/2024	420,000	434,356

Series 2013B, Rev., 5.00%, 7/1/2024	180,000	189,362

Series 2012C, Rev., 5.00%, 7/1/2025	40,000	40,572

Series 2013B, Rev., 5.00%, 7/1/2025	40,000	42,070

Series 2013B, Rev., 5.00%, 7/1/2026	35,000	36,806

Los Angeles Unified School District

Series 2015A, GO, 5.00%, 7/1/2022	285,000	289,178

Series A, GO, 5.00%, 7/1/2022	85,000	86,246

Series B, GO, 5.00%, 7/1/2022	280,000	284,105

Series C, GO, 5.00%, 7/1/2022	530,000	537,771

Series 2015A, GO, 5.00%, 7/1/2023	70,000	73,747

Series 2016A, GO, 5.00%, 7/1/2023	50,000	52,677

Series C, GO, 5.00%, 7/1/2023	70,000	73,747

Series D, GO, 5.00%, 7/1/2023	20,000	21,071

Los Angeles Unified School District, Dedicated Unlimited Ad Valorem Property Tax

Series 2016A, GO, 5.00%, 7/1/2022	145,000	147,126

Series 2017A, GO, 5.00%, 7/1/2022	325,000	329,765

Series 2019A, GO, 5.00%, 7/1/2022	365,000	370,351

Series 2017A, GO, 5.00%, 7/1/2023	70,000	73,747

Los Angeles Unified School District, Election of 2008

Series 2016A, GO, 4.00%, 7/1/2022	65,000	65,739

Series 2018B-1, GO, 5.00%, 7/1/2023	50,000	52,676

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

California — continued

Los Angeles Unified School District, Headquarters Building Projects Series 2012A, COP, 5.00%, 10/1/2022	745,000	763,029

Los Banos Unified School District COP, 3.13%, 8/1/2022	35,000	35,347

Los Gatos Union School District GO, 4.00%, 8/1/2022	30,000	30,424

Los Rios Community College District

Series 2016A, GO, 5.00%, 8/1/2022	60,000	61,087

GO, 5.00%, 8/1/2023	40,000	40,661

Los Rios Community College District, Election of 2002 Series F, GO, 4.00%, 8/1/2022	90,000	91,258

Los Rios Community College District, Election of 2008 Series C, GO, 4.00%, 8/1/2022	50,000	50,699

Lucia Mar Unified School District GO, NATL-RE, 5.25%, 8/1/2022	55,000	56,062

Lynwood Unified School District, Election of 2016 Series A, GO, 4.00%, 8/1/2022	30,000	30,416

Madera County Board of Education COP, 4.00%, 10/1/2023	20,000	20,854

Madera Unified School District GO, 5.00%, 8/1/2022	115,000	117,043

Manteca Redevelopment Agency Successor Agency Series 2020A, Rev., 4.00%, 10/1/2022	130,000	132,318

Manteca Unified School District Series B, GO, 3.00%, 8/1/2022	30,000	30,303

March Joint Powers Redevelopment Agency Successor Agency, March Air Force Base Redevelopment Project Series 2016A, Rev., 4.00%, 8/1/2022	20,000	20,248

Marin Community College District

GO, 3.00%, 8/1/2022 (b)	30,000	30,293

GO, 4.00%, 8/1/2022 (b)	310,000	314,321

GO, 4.00%, 8/1/2022	20,000	20,283

GO, 5.00%, 8/1/2022	45,000	45,822

Marin Emergency Radio Authority Rev., 2.00%, 8/1/2022	50,000	50,295

Marina Joint Powers Financing Authority, Multi-Family Housing, Abrams B Apartments Project Rev., LOC: FNMA, 2.00%, 11/15/2023	25,000	25,252

Martinez Unified School District GO, 4.00%, 8/1/2022	20,000	20,276

SEE NOTES TO FINANCIAL STATEMENTS.

238	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

California — continued

Marysville Joint Unified School District, Refunding and Capital Projects COP, AGM, Zero Coupon, 6/1/2022	300,000	155,466

McFarland Unified School District, Election of 2020 Series A, GO, 4.00%, 11/1/2022	25,000	25,513

Mendota Unified School District, Election of 2012 Series B, GO, 5.75%, 8/1/2023 (b)	50,000	53,336

Menifee Union School District Series B, GO, 5.00%, 8/1/2022	20,000	20,364

Menlo Park City School District GO, 5.00%, 7/1/2022 (b)	60,000	60,874

Merced Union High School District GO, AGM, Zero Coupon, 2/18/2025 (b)	350,000	108,699

Metropolitan Water District of Southern California, Waterworks

Series 2012G, Rev., 4.00%, 7/1/2022	45,000	45,512

Series 2012G, Rev., 5.00%, 7/1/2022	50,000	50,733

Series 2015A, Rev., 5.00%, 7/1/2022	20,000	20,293

Series 2018A, Rev., 5.00%, 7/1/2022	155,000	157,246

Series 2017B, Rev., 5.00%, 8/1/2022	50,000	50,718

Series 2017B, Rev., 5.00%, 8/1/2023	70,000	73,676

Series 2012A, Rev., 5.00%, 10/1/2024	75,000	75,255

Middletown Unified School District, Election of 2018 Series 2019A, GO, 4.00%, 8/1/2023	25,000	26,027

Midpeninsula Regional Open Space District Series A, GO, 5.00%, 9/1/2022	155,000	158,371

Midpeninsula Regional Open Space District, Promissory Notes, 1999 Project Lease Rev., 5.00%, 9/1/2022 (b)	105,000	107,257

Millbrae School District, Election of 2011

GO, 4.00%, 7/1/2022	50,000	50,572

GO, 5.00%, 7/1/2022	20,000	20,294

Milpitas Redevelopment Agency Successor Agency, Redevelopment Project Area No.1 Rev., 5.00%, 9/1/2022	100,000	101,988

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

California — continued

Milpitas Unified School District

Series 2012A, GO, 4.00%, 8/1/2022 (b)	20,000	20,279

GO, 5.00%, 8/1/2022	85,000	86,550

Series 2012A, GO, 5.00%, 8/1/2022 (b)	20,000	20,361

Miracosta Community College District, Election of 2016 Series B, GO, 4.00%, 8/1/2022	45,000	45,635

Modesto Irrigation District, Electric System

Series 2012A, Rev., 5.00%, 7/1/2022	135,000	136,975

Rev., 5.00%, 10/1/2022	60,000	61,498

Series 2015B, Rev., 5.00%, 10/1/2022	25,000	25,620

Rev., 4.00%, 10/1/2023	120,000	125,585

Mojave Water Agency Public Facilities Corp. Series 2017A, Rev., 5.00%, 6/1/2022	60,000	60,668

Mojave Water Agency Public Facilities Corp., Morongo Basin Pipeline Project, Election of 1990 GO, 4.00%, 9/1/2022	25,000	25,408

Monrovia Unified School District GO, 5.00%, 8/1/2022	30,000	30,546

Montecito Water District Series 2020A, Rev., 4.00%, 7/1/2022	20,000	20,223

Moreland School District GO, 4.00%, 8/1/2022	130,000	131,817

Moreno Valley Public Financing Authority Rev., 5.00%, 11/1/2022	45,000	46,258

Morgan Hill Financing Authority Rev., 5.00%, 10/1/2022	50,000	51,257

Morgan Hill Redevelopment Agency Successor Agency Series 2013A, Rev., 5.00%, 9/1/2022 (b)	50,000	51,062

Morongo Unified School District Series 2018A, GO, 4.00%, 8/1/2022	20,000	20,281

Morongo Unified School District, Election of 2005 Series 2012C, GO, Zero Coupon, 8/15/2022 (b)	95,000	36,133

Mount Diablo Unified School District COP, 5.00%, 9/1/2022	135,000	137,854

Mount Diablo Unified School District, Election of 2010

Series G, GO, 3.00%, 8/1/2022	25,000	25,249

Series 2012E, GO, 4.00%, 8/1/2022	65,000	65,917

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	239

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

California — continued

Mount San Antonio Community College District, Election of 2008

GO, 5.00%, 6/1/2022	40,000	40,443

Series 2015C, GO, 3.00%, 8/1/2022	50,000	50,497

Series 2013A, GO, 5.00%, 9/1/2022	140,000	143,030

Mount San Antonio Community College District, Election of 2018 Series 2019A, GO, 4.00%, 8/1/2022	40,000	40,562

Series 2021C, GO, 4.00%, 8/1/2023	60,000	62,542

Mount San Jacinto Community College District, Election of 2014 Series A, GO, 5.00%, 8/1/2022	25,000	25,457

Mountain View-Los Altos Union High School District, Election of 2018 Series B, GO, 3.00%, 8/1/2022	20,000	20,199

Mountain View-Whisman School District, School Financing Project COP, 5.00%, 6/1/2022 (b)	20,000	20,217

M-S-R Public Power Agency Series 2018R, Rev., 5.00%, 7/1/2022	140,000	141,996

Municipal Improvement Corp. of Los Angeles, Capital Equipment

Series 2012-A, Rev., 5.00%, 3/1/2022 (b)	25,000	25,000

Series 2016A, Rev., 5.00%, 11/1/2022	60,000	61,709

Series 2018A, Rev., 5.00%, 11/1/2023	60,000	63,932

Municipal Improvement Corp. of Los Angeles, Real Property

Series C, Rev., 5.00%, 3/1/2022 (b)	50,000	50,000

Series C, Rev., 5.00%, 3/1/2022 (b)	20,000	20,000

Series 2016B, Rev., 4.00%, 11/1/2022	55,000	56,204

Series 2016B, Rev., 5.00%, 11/1/2022	80,000	82,279

Series 2018B, Rev., 5.00%, 11/1/2022	50,000	51,425

Series 2019B, Rev., 5.00%, 11/1/2022 (b)	30,000	30,834

Series 2020-B, Rev., 5.00%, 11/1/2022	75,000	77,137

Series 2016B, Rev., 5.00%, 11/1/2023	25,000	26,638

Murrieta Valley Unified School District, Election of 2002 GO, AGM, 3.00%, 9/1/2022 (b)	25,000	25,282

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

California — continued

Napa Sanitation District Series 2012A, COP, 4.00%, 8/1/2022	60,000	60,849

Natomas Unified School District, Election of 2002 Series 2004-B, GO, NATL-RE, Zero Coupon, 9/1/2022 (b)	30,000	29,867

Nevada Irrigation District, Joint Powers Authority

Series 2020A, Rev., 5.00%, 3/1/2022	50,000	50,000

Series 2020A, Rev., 5.00%, 3/1/2023	45,000	46,844

Norco Community Redevelopment Agency Successor Agency, Redevelopment Project Area #1 Series 2017A, Rev., 4.00%, 3/1/2023	20,000	20,583

Norco Financing Authority Enterprise Series 2019A, Rev., 4.00%, 10/1/2022	50,000	50,965

North City West School Facilities Financing Authority, Special Tax Series 2005B, Rev., AMBAC, 5.25%, 9/1/2022	95,000	97,140

North Orange County Community College District, Capital Appreciation, Election of 2002 Series 2003B, GO, NATL-RE, Zero Coupon, 8/1/2022	25,000	24,927

North Orange County Community College District, Election of 2014 Series 2014B, GO, 4.00%, 8/1/2022	80,000	81,125

Northern California Energy Authority Series 2018A, Rev., 4.00%, 7/1/2024 (c)	445,000	467,607

Northern California Power Agency, Hydroelectric Project

Series 2018A, Rev., 5.00%, 7/1/2022	80,000	81,160

Series 2019A, Rev., 5.00%, 7/1/2023	25,000	26,338

Northern California Power Agency, Hydroelectric Project No. 1

Series 2018A, Rev., 5.00%, 7/1/2023	200,000	210,706

Series 2012A, Rev., 5.00%, 7/1/2025	30,000	30,438

Northern California Transmission Agency, Oregon Transmission Project Series 2016A, Rev., 5.00%, 5/1/2022	175,000	176,269

SEE NOTES TO FINANCIAL STATEMENTS.

240	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

California — continued

Novato Unified School District

GO, 5.00%, 8/1/2022	25,000	25,457

Series 2014A, GO, 5.00%, 8/1/2023	90,000	95,099

Oak Grove School District

Series 2016A, GO, 1.30%, 8/1/2022	40,000	40,094

GO, 5.00%, 8/1/2022	25,000	25,440

Oakland Joint Powers Financing Authority Rev., 5.00%, 11/1/2022	55,000	56,526

Oakland State Building Authority, Elihu M. Harris State Office Building Series A, Rev., 5.00%, 12/1/2022	25,000	25,793

Oakland Unified School District

GO, 5.00%, 8/1/2022	75,000	76,367

Series A, GO, 5.00%, 8/1/2022	50,000	50,912

Oakley Union Elementary School District Series 2017A, GO, 4.00%, 8/1/2022	30,000	30,422

Oceanside Unified School District

GO, 3.38%, 8/1/2022 (b)	60,000	60,679

GO, 5.00%, 8/1/2022	30,000	30,546

Ohlone Community College District

GO, 4.00%, 8/1/2022 (b)	30,000	30,418

GO, 4.50%, 8/1/2022 (b)	25,000	25,400

GO, 5.00%, 8/1/2022 (b)	170,000	173,071

GO, 5.00%, 8/1/2022	240,000	244,386

Ojai Unified School District, Election of 2020 Series A, GO, 4.00%, 8/1/2022	40,000	40,561

Olivenhain Municipal Water District

Series 2015A, Rev., 5.00%, 6/1/2022	35,000	35,387

Series 2016A, Rev., 5.00%, 6/1/2022	50,000	50,554

Ontario Public Financing Authority Rev., AGM, 5.00%, 11/1/2023	100,000	106,347

Orange County Local Transportation Authority, Sales Tax Rev., 5.00%, 2/15/2023	65,000	67,566

Orange County Sanitation District, Wastewater Series 2014A, Rev., 5.00%, 2/1/2023	85,000	88,239

Orange County Transportation Authority, Senior Lien, 91 Express Lanes Toll Road Rev., 5.00%, 8/15/2022	175,000	178,402

Orange County Water District

Series 2017A, Rev., 5.00%, 8/15/2022	25,000	25,498

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

California — continued

Series 2019A, COP, 2.00%, 8/15/2023	170,000	171,645

Series 2003B, COP, NATL-RE, 4.75%, 8/15/2023 (b)	25,000	26,354

Series 2013A, Rev., 5.00%, 8/15/2023 (b)	25,000	26,444

Orange Redevelopment Agency, Orange Merged and Amended Redevelopment Project Series 2014A, Rev., AGM, 5.00%, 9/1/2023	90,000	95,254

Orchard School District GO, 5.00%, 8/1/2023	45,000	47,556

Otay Water District Rev., 4.00%, 9/1/2022	35,000	35,588

Otay Water District Financing Authority Series 2018A, Rev., 5.00%, 9/1/2023	30,000	31,784

Oxnard Financing Authority Rev., 5.00%, 6/1/2022	20,000	20,217

Oxnard School District, Election of 2012 Series B, GO, AGM, 4.00%, 8/1/2023 (b)	140,000	145,810

Oxnard Union High School District

GO, 3.00%, 8/1/2022 (b)	100,000	100,977

GO, 3.13%, 8/1/2022 (b)	25,000	25,257

Oxnard Union High School District, Election of 2018

Series 2018A, GO, 4.00%, 8/1/2022	335,000	339,739

Series B, GO, 4.00%, 8/1/2022	25,000	25,354

Pacific Grove Unified School District Series 2015A, GO, 5.00%, 8/1/2022	55,000	56,005

Padre Dam Municipal Water District

Series 2017A, COP, 5.00%, 10/1/2022	20,000	20,492

Series 2017A, COP, 5.00%, 10/1/2024	50,000	54,813

Pajaro Valley Unified School District, Election of 2012 Series A, GO, 5.00%, 8/1/2023 (b)	30,000	31,687

Pajaro Valley Water Management Agency Rev., AGM, 5.00%, 3/1/2022	50,000	50,000

Palm Springs Financing Authority Rev., 5.00%, 11/1/2022	30,000	30,855

Palm Springs Financing Authority, Convention Center Project

Series 2012A, Rev., 3.13%, 11/1/2022 (b)	25,000	25,386

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	241

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

California — continued

Series 2012A, Rev., 3.25%, 11/1/2022 (b)	65,000	66,052

Palm Springs Financing Authority, Downtown Revitalization Project Series 2012B, Rev., 4.00%, 6/1/2022 (b)	140,000	141,177

Palm Springs Unified School District GO, 5.00%, 8/1/2022	85,000	86,553

Palm Springs Unified School District, Election of 2008 Series C, GO, 5.00%, 8/1/2022	25,000	25,457

Palmdale Community Redevelopment Agency Successor Agency

Series 2016B, Rev., 5.00%, 9/1/2022	35,000	35,683

Series 2016A, Rev., 5.00%, 9/1/2023	45,000	47,551

Palmdale Elementary School District, Election of 2012

Series A, GO, 3.25%, 8/1/2023 (b)	30,000	30,939

Series A, GO, 4.00%, 8/1/2023 (b)	160,000	166,755

Palmdale Financing Authority Rev., AGM, 5.00%, 11/1/2022	25,000	25,712

Palomar Community College District

GO, 5.00%, 5/1/2022	45,000	45,333

GO, 5.00%, 5/1/2024	50,000	54,081

Palos Verdes Peninsula Unified School District GO, 5.00%, 11/1/2022	20,000	20,570

Paramount Unified School District, Election of 2006

GO, Zero Coupon, 8/1/2023 (b)	355,000	48,003

GO, 4.50%, 8/1/2023 (b)	40,000	41,969

Paramount Unified School District, Election of 2016 Series 2020C, GO, 4.00%, 8/1/2022	20,000	20,274

Pasadena Public Financing Authority, Rose Bowl Renovation Project

Series 2016A, Rev., 5.00%, 4/1/2022	50,000	50,184

Series 2016A, Rev., 5.00%, 4/1/2023	125,000	130,223

Pasadena Unified School District Series 2016A, GO, 4.00%, 8/1/2022	25,000	25,354

Pasadena Unified School District, Election of 2008

GO, 4.13%, 5/1/2022 (b)	25,000	25,148

GO, 5.00%, 5/1/2022 (b)	110,000	110,809

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

California — continued

Peralta Community College District, Election of 2018 Series 2020A, GO, 5.00%, 8/1/2022	25,000	25,434

Perris Union High School District GO, 5.00%, 9/1/2023	10,000	10,590

Perris Union High School District, Election of 2018 Series 2019A, GO, AGM, 5.00%, 9/1/2022	70,000	71,508

Pico Rivera Public Financing Authority Rev., 4.00%, 9/1/2022	30,000	30,501

Pismo Beach Public Financing Agency, Beach Municipal Pier Project Rev., 5.00%, 12/1/2023	30,000	32,040

Pittsburg Successor Agency Redevelopment Agency, Subordinate Tax Allocation Series A, Rev., AGM, 5.00%, 9/1/2022	50,000	50,951

Pittsburg Unified School District

COP, AGM, 4.00%, 6/1/2022	100,000	100,853

GO, 4.00%, 8/1/2022	25,000	25,349

GO, 5.00%, 8/1/2022	80,000	81,445

Pittsburg Unified School District, Election of 2010 Series 2012C, GO, Zero Coupon, 8/1/2022 (b)	195,000	65,734

Placentia-Yorba Linda Unified School District

GO, 3.00%, 8/1/2022 (b)	20,000	20,195

GO, 4.00%, 8/1/2022 (b)	140,000	141,951

GO, 5.00%, 8/1/2022 (b)	20,000	20,361

Series 2016A, COP, AGM, 5.00%, 10/1/2022	70,000	71,649

Placer County Redevelopment Agency Successor Agency Series A, 5.00%, 8/1/2022	30,000	30,504

Placer County Water Agency Public Facilities Corp. COP, 5.00%, 7/1/2022	235,000	238,461

Placer Union High School District, Capital Appreciation Series 2000A, GO, NATL-RE, Zero Coupon, 8/1/2022	20,000	19,933

Placer Union High School District, Election of 1999 Series 2003B, GO, AGM, 4.70%, 8/1/2022	30,000	30,493

Pleasant Valley School District Series 2002A, GO, NATL-RE, 5.85%, 2/1/2023	400,000	417,543

Pleasanton Unified School District GO, 4.00%, 8/1/2022	25,000	25,354

SEE NOTES TO FINANCIAL STATEMENTS.

242	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

California — continued

Plumas Unified School District, Election of 2016 Series B, GO, 5.00%, 8/1/2023	30,000	31,643

Port of Los Angeles, Harbor Department

Series 2014C, Rev., 3.00%, 8/1/2022	25,000	25,246

Series 2014B, Rev., 5.00%, 8/1/2022	35,000	35,632

Poway Unified School District Public Financing Authority, Special Tax Community Facilities District No. 2 Series 2015C, Rev., AGM, 5.00%, 9/1/2023	40,000	42,335

Poway Unified School District, School Facilities Improvement Districts No. 2002-1 GO, 5.00%, 8/1/2022	60,000	61,091

Puente Basin Water Agency, Walnut Valley Water District Project Series 2013A, Rev., 5.00%, 6/1/2023 (b)	25,000	26,240

Rancho Cucamonga Redevelopment Agency Successor Agency Rev., AGM, 5.00%, 9/1/2022	305,000	311,216

Rancho Santiago Community College District

Series B, GO, AGM, Zero Coupon, 9/1/2022	20,000	19,920

GO, 4.00%, 9/1/2022	25,000	25,420

GO, 5.00%, 9/1/2022	135,000	137,936

GO, AGM, 5.25%, 9/1/2022	50,000	51,149

GO, 4.00%, 9/1/2023	50,000	52,232

Ravenswood City School District GO, 5.00%, 8/1/2022	20,000	20,365

Redlands Unified School District GO, 5.00%, 7/1/2022	20,000	20,276

Redondo Beach Unified School District, Election of 2000 Series C,D&E, GO, AGM, 3.70%, 8/1/2022 (b)	40,000	40,506

Redwood City School District GO, AGM, 5.00%, 8/1/2022	25,000	25,457

Regents of the University of California Medical Center Pooled

Series 2013J, Rev., 4.00%, 5/15/2022	75,000	75,533

Series 2016L, Rev., 5.00%, 5/15/2022	240,000	242,189

Series 2013J, Rev., 5.00%, 5/15/2023 (b)	120,000	125,852

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

California — continued

Series 2013J, Rev., 5.00%, 5/15/2023	50,000	52,443

Series 2016L, Rev., 5.00%, 5/15/2023	25,000	26,222

Series 2016L, Rev., 4.00%, 5/15/2025	20,000	21,658

Rescue Union School District, Election of 1998 GO, NATL-RE, 5.00%, 9/1/2022	20,000	20,435

Rialto Redevelopment Agency, Merged Project Area Series 2014A, Rev., 5.00%, 9/1/2022	50,000	51,019

Rialto Unified School District GO, AGM, 5.00%, 8/1/2022	70,000	71,273

Richmond Joint Powers Financing Authority, Civics Center Project Series 2019A, Rev., AGM, 5.00%, 11/1/2022	20,000	20,543

Rio Elementary School District, Election of 2018 Series A, GO, AGM, 4.00%, 8/1/2022	30,000	30,424

Rio Hondo Community College District, Election of 2019 Series 2019B, GO, 5.00%, 8/1/2023	55,000	58,068

Riverside County Asset Leasing Corp., Defender/ Probation Building Series 2013A, Rev., 5.00%, 11/1/2022 (b)	40,000	41,126

Riverside County Infrastructure Financing Authority Series 2021A, Rev., 5.00%, 11/1/2022	50,000	51,425

Riverside County Public Financing Authority, Capital Facilities Project Rev., 5.00%, 11/1/2023 (b)	75,000	79,822

Riverside County Public Financing Authority, Tax Allocation, Project Area No. 1 Series 2015A, Rev., 5.00%, 10/1/2022	75,000	76,651

Riverside County Redevelopment Successor Agency, Jurupa Valley Redevelopment project Area Series 2016B, Rev., 5.00%, 10/1/2022	110,000	112,590

Riverside County Transportation Commission, Limited Tax Series 2013A, Rev., 5.25%, 6/1/2023 (b)	25,000	26,317

Riverside County Transportation Commission, Sales Tax

Series 2017A, Rev., 4.00%, 6/1/2022	40,000	40,344

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	243

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

California — continued

Series 2013A, Rev., 5.00%, 6/1/2022	25,000	25,277

Series 2016A, Rev., 5.00%, 6/1/2022	215,000	217,381

Series 2018A, Rev., 5.00%, 6/1/2022	90,000	90,997

Series 2013A, Rev., 5.00%, 6/1/2023	100,000	105,050

Series 2017A, Rev., 5.00%, 6/1/2023	25,000	26,263

Riverside Redevelopment Agency Successor Agency Series 2018A, Rev., 5.00%, 9/1/2022	40,000	40,835

Riverside Unified School District Financing Authority, Superior Lien Series A, Rev., 5.00%, 9/1/2022 (b)	75,000	76,593

Rocklin Public Financing Authority Rev., 5.00%, 11/1/2022	25,000	25,712

Rocklin Unified School District Community Facilities District, Capital Appreciation Rev., AMBAC, Zero Coupon, 9/1/2022	170,000	169,274

Roseville Joint Union High School District GO, 4.00%, 8/1/2022	75,000	76,061

Rowland Unified School District GO, 5.00%, 8/1/2022	25,000	25,457

Sacramento City Financing Authority, EPA Building

Series 2013A, Rev., 5.00%, 5/1/2022	405,000	407,991

Series 2013A, Rev., 5.00%, 5/1/2023	50,000	52,372

Sacramento City Financing Authority, Master Lease Program Facilities Series E, Rev., AMBAC, 5.25%, 12/1/2022	55,000	56,847

Sacramento City Unified School District GO, 5.00%, 7/1/2022	25,000	25,350

Sacramento City Unified School District, Election of 2012

Series E, GO, 4.00%, 8/1/2022	255,000	258,372

Series C, GO, 5.00%, 8/1/2023	60,000	63,043

Sacramento County Sanitation Districts Financing Authority

Series 2014A, Rev., 5.00%, 12/1/2022	20,000	20,634

Series 2014A, Rev., 5.00%, 12/1/2023	35,000	37,380

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

California — continued

Sacramento County Water Financing Authority Rev., 5.00%, 6/1/2022	125,000	126,391

Sacramento Municipal Utility District, Electric

Series 2016D, Rev., 5.00%, 8/15/2022	140,000	142,792

Series 2018F, Rev., 5.00%, 8/15/2022	200,000	203,989

Series E, Rev., 5.00%, 8/15/2022	105,000	107,094

Series 2012Y, Rev., 5.00%, 8/15/2023	250,000	254,566

Series 2019A, Rev., 5.00%, 10/17/2023 (c)	830,000	866,492

Series 2012Y, Rev., 5.00%, 8/15/2024	65,000	66,276

Series 2012Y, Rev., 5.00%, 8/15/2025	75,000	76,465

Series 2019B, Rev., 5.00%, 10/15/2025 (c)	90,000	99,966

Sacramento Municipal Utility District, Financing Authority, Cosumnes Project Rev., 5.00%, 7/1/2022	410,000	416,039

Sacramento Transportation Authority, Measure A Sales Tax Rev., 5.00%, 10/1/2023	210,000	214,733

Saddleback Valley Unified School District GO, 4.00%, 8/1/2022	25,000	25,354

San Bernardino City Unified School District

GO, AGM, 5.00%, 8/1/2023	10,000	10,539

Series 2013A, GO, AGM, 5.00%, 8/1/2023 (b)	50,000	52,775

San Bernardino City Unified School District, Election of 2012 Series A, GO, AGM, 4.00%, 8/1/2023 (b)	55,000	57,282

San Bernardino Community College District

Series A, GO, 5.00%, 8/1/2022	40,000	40,729

Series A, GO, 4.00%, 8/1/2023 (b)	50,000	52,111

San Bernardino County Transportation Authority, Sales Tax

Series 2014A, Rev., 4.00%, 3/1/2022	65,000	65,000

Series 2014A, Rev., 5.00%, 3/1/2023	20,000	20,844

San Buenaventura Public Facilities Financing Authority Series B, Rev., 5.00%, 7/1/2022 (b)	115,000	116,674

SEE NOTES TO FINANCIAL STATEMENTS.

244	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

California — continued

San Carlos School District GO, 5.00%, 10/1/2022	20,000	20,503

San Diego Community College District

GO, 5.00%, 8/1/2022	115,000	117,092

GO, 5.00%, 8/1/2022 (b)	1,070,000	1,089,328

San Diego Community College District, Election of 2002

GO, 4.00%, 8/1/2022	50,000	50,703

GO, 5.00%, 8/1/2023 (b)	40,000	42,249

San Diego Community College District, Election of 2006

GO, 4.00%, 8/1/2022	135,000	136,899

GO, 5.00%, 8/1/2023 (b)	90,000	95,060

San Diego Convention Center Expansion Financing Authority Series 2012A, Rev., 5.00%, 4/15/2022 (b)	230,000	231,230

San Diego County Regional Transportation Commission, Sales Tax

Series 2012A, Rev., 5.00%, 4/1/2022 (b)	65,000	65,237

Series 2012A, Rev., 5.00%, 4/1/2022	175,000	175,643

Series 2014A, Rev., 5.00%, 4/1/2022	60,000	60,220

Series 2016A, Rev., 5.00%, 4/1/2022	55,000	55,202

Series 2021A, Rev., 5.00%, 10/1/2022	105,000	107,566

San Diego County Water Authority

Series 2015A, Rev., 3.00%, 5/1/2022	300,000	301,285

Rev., 5.00%, 5/1/2022	100,000	100,755

Rev., 5.00%, 11/1/2022 (b)	25,000	25,704

Series 2013A, Rev., 5.00%, 11/1/2022 (b)	65,000	66,830

Series 2013A, Rev., 5.00%, 5/1/2023	20,000	20,554

San Diego Public Facilities Financing Authority

Series 2016A, Rev., 4.00%, 5/15/2022	40,000	40,283

Rev., 5.00%, 5/15/2022	630,000	635,734

Series 2012A, Rev., 5.00%, 8/1/2022 (b)	350,000	356,249

Series 2016B, Rev., 5.00%, 8/1/2022	165,000	168,008

Series 2020A, Rev., 5.00%, 8/1/2022	120,000	122,188

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

California — continued

Rev., 5.00%, 10/15/2022	180,000	184,763

Rev., 5.00%, 5/15/2023	20,000	20,975

Series 2016B, Rev., 5.00%, 8/1/2023	20,000	21,127

San Diego Public Facilities Financing Authority, Capital Improvement Projects

Series 2012A, Rev., 5.00%, 4/15/2022 (b)	60,000	60,324

Series A, Rev., 5.25%, 4/15/2022 (b)	100,000	100,571

San Diego Redevelopment Agency Successor Agency

Series 2017A, Rev., 5.00%, 9/1/2022	110,000	112,242

Series A, Rev., 5.00%, 9/1/2022	100,000	102,038

Series 2017A, Rev., 5.00%, 9/1/2023	10,000	10,584

Series A, Rev., 5.00%, 9/1/2024	100,000	109,186

San Diego Regional Building Authority, County Operations Center Series 2016A, Rev., 5.00%, 10/15/2022	50,000	51,336

San Diego Unified Port District Series 2013A, Rev., 5.00%, 9/1/2022	25,000	25,537

San Diego Unified School District

Series A, Rev., TRAN, 4.00%, 6/30/2022	490,000	495,365

Series 2014R-3, GO, 5.00%, 7/1/2022	25,000	25,356

Series 2020M-2, GO, 5.00%, 7/1/2022	120,000	121,711

San Diego Unified School District, Election of 1998

Series D-1, GO, NATL-RE, 5.50%, 7/1/2022	50,000	50,795

Series D-1, GO, NATL-RE, 5.50%, 7/1/2023	25,000	26,490

San Diego Unified School District, Election of 2008

GO, 4.00%, 7/1/2022	55,000	55,603

GO, 5.00%, 7/1/2022	50,000	50,713

Series 2020D-2, GO, 5.00%, 7/1/2022	325,000	329,633

San Dieguito Union High School District, Election of 2012 Series A-2, GO, 5.00%, 8/1/2022	25,000	25,456

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	245

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

California — continued

San Elijo Joint Powers Authority, Clean Water Projects Rev., 3.00%, 3/1/2022	85,000	85,000

San Francisco Bay Area Rapid Transit District, Election of 2004

Series D, GO, 3.00%, 8/1/2022	70,000	70,701

Series 2013C, GO, 4.00%, 8/1/2022	20,000	20,283

Series 2013C, GO, 5.00%, 8/1/2022	45,000	45,822

Series 2013C, GO, 5.00%, 8/1/2023	10,000	10,567

San Francisco Bay Area Rapid Transit District, Sales Tax

Series 2012A, Rev., 5.00%, 7/1/2022 (b)	305,000	309,389

Series 2012A, Rev., 5.00%, 7/1/2022	30,000	30,442

Series 2015A, Rev., 5.00%, 7/1/2022	110,000	111,620

Series 2016A, Rev., 5.00%, 7/1/2022	75,000	76,105

Series 2016A, Rev., 5.00%, 7/1/2023	55,000	57,914

San Francisco City and County Airport Commission, San Francisco International Airport

Series 2016A, Rev., 5.00%, 5/1/2022 (b)	205,000	206,507

Series 2016D, Rev., 5.00%, 5/1/2022 (b)	50,000	50,368

Series B, Rev., 5.00%, 5/2/2022	305,000	307,254

Series 2016A, Rev., 4.00%, 5/1/2023 (b)	75,000	77,629

Series 2016A, Rev., 5.00%, 5/1/2023 (b)	135,000	141,291

Series 2016D, Rev., 5.00%, 5/1/2023 (b)	85,000	88,961

Series 2019D, Rev., 5.00%, 5/1/2024	45,000	48,532

Series 2016A, Rev., 4.00%, 5/1/2025	25,000	26,994

San Francisco City and County Public Utilities Commission Wastewater

Series 2013A, Rev., 5.00%, 10/1/2022	20,000	20,502

Series 2018A, Rev., 5.00%, 10/1/2022	130,000	133,261

Series 2018B, Rev., 5.00%, 10/1/2022	60,000	61,505

Series 2016B, Rev., 5.00%, 10/1/2023	35,000	37,188

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

California — continued

San Francisco Community College District GO, 5.00%, 6/15/2022	150,000	151,922

San Francisco Community College District, Election of 2020 Series A, GO, 5.00%, 6/15/2023	75,000	78,893

San Francisco Municipal Transportation Agency

Series 2012A, Rev., 5.00%, 3/1/2022 (b)	30,000	30,000

Rev., 5.00%, 3/1/2023 (b)	50,000	52,049

San Francisco Unified School District GO, 5.00%, 6/15/2022	80,000	81,020

San Francisco Unified School District, Proposition A, Election of 2011 Series 2014B, GO, 5.00%, 6/15/2022	150,000	151,913

San Joaquin County Transportation Authority, Measure K Sales Tax

Rev., 5.00%, 3/1/2022	20,000	20,000

Rev., 5.00%, 3/1/2023	20,000	20,817

San Joaquin County Transportation Authority, Sales Tax Rev., 3.00%, 3/1/2023	20,000	20,421

San Joaquin Delta Community College District

Series 2015A, GO, 5.00%, 8/1/2022	30,000	30,546

Series A, GO, 5.00%, 8/1/2023	25,000	26,413

San Joaquin Hills Transportation Corridor Agency, Toll Road, Senior Lien Rev., Zero Coupon, 1/1/2025 (b)	120,000	115,531

San Jose Evergreen Community College District

GO, 5.00%, 9/1/2022	90,000	91,953

Series A, GO, 5.00%, 9/1/2022	55,000	56,193

San Jose Evergreen Community College District, Election of 2010

Series 2012A, GO, 4.00%, 8/1/2022 (b)	45,000	45,627

Series B, GO, 5.00%, 8/1/2022 (b)	35,000	35,632

San Jose Evergreen Community College District, Election of 2016

Series A, GO, 4.00%, 9/1/2022	20,000	20,335

Series B, GO, 4.00%, 9/1/2022	25,000	25,418

San Jose Financing Authority, Civic Center Project

Series 2013A, Rev., 5.00%, 6/1/2022 (b)	125,000	126,375

SEE NOTES TO FINANCIAL STATEMENTS.

246	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

California — continued

Series 2013A, Rev., 5.00%, 6/1/2023 (b)	180,000	188,929

Series 2013A, Rev., 5.00%, 6/1/2023 (b)	30,000	31,488

San Jose Redevelopment Agency Successor Agency Series B, Rev., 5.00%, 8/1/2022	200,000	203,488

San Jose Unified School District

GO, 4.00%, 8/1/2022	40,000	40,566

GO, 5.00%, 8/1/2022	210,000	213,838

Series 2013-GO, GO, 5.00%, 8/1/2023 (b)	25,000	26,405

San Jose Unified School District, Election of 2012 Series C, GO, 5.00%, 8/1/2022	25,000	25,457

San Juan Unified School District Series 2012B, GO, 5.00%, 8/1/2022 (b)	65,000	66,174

San Juan Unified School District, Election of 2002

GO, 3.00%, 8/1/2022 (b)	60,000	60,586

GO, 3.00%, 8/1/2022	50,000	50,478

GO, 3.38%, 8/1/2022 (b)	30,000	30,340

GO, 4.00%, 8/1/2022 (b)	120,000	121,672

GO, 5.00%, 8/1/2022 (b)	40,000	40,723

GO, 3.00%, 8/1/2023	75,000	77,116

GO, 5.00%, 8/1/2023 (b)	40,000	42,249

San Juan Unified School District, Election of 2012 Series N, GO, 4.00%, 8/1/2022	25,000	25,342

San Juan Unified School District, Election of 2016 Series 2019P, GO, 4.00%, 8/1/2022	40,000	40,547

San Juan Unified School District, Unlimited Tax GO, 3.00%, 8/1/2022	20,000	20,191

San Juan Water District Rev., 5.00%, 2/1/2025	45,000	49,713

San Leandro Unified School District Series A, GO, 4.00%, 8/1/2022	75,000	76,036

San Lorenzo Unified School District GO, 5.00%, 8/1/2023	25,000	26,406

San Lorenzo Valley Unified School District, Election of 2020 Series A, GO, 4.00%, 8/1/2022	95,000	96,344

San Luis Obispo County Financing Authority Series 2012A, Rev., 5.00%, 10/15/2022	25,000	25,668

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

California — continued

San Luis Obispo County Financing Authority, Nacimiento Water Project Series 2015A, Rev., 5.00%, 9/1/2022	70,000	71,508

San Marcos Public Financing Authority Series 1994A, Rev., 6.25%, 9/2/2022 (b)	90,000	92,455

San Marcos Unified School District, Election of 2010 Series C, GO, Zero Coupon, 8/1/2022	35,000	34,893

San Marcos Unified School, District No. 4, Community Facilities, Special Tax Rev., 4.00%, 9/1/2023	25,000	26,104

San Mateo County Community College District

GO, 4.25%, 9/1/2022 (b)	25,000	25,444

GO, 5.00%, 9/1/2022 (b)	145,000	148,117

San Mateo County Transit District

Series 2015A, Rev., 4.00%, 6/1/2022	40,000	40,346

Series 2015A, Rev., 5.00%, 6/1/2022	135,000	136,502

San Mateo Foster City Public Financing Authority, Street and Flood Control Project Series 2020A, Rev., 5.00%, 5/1/2023	20,000	20,944

San Mateo Foster City School District GO, 5.00%, 8/15/2022	90,000	91,795

San Mateo Foster City School District, Election of 2008

Series 2012C, GO, 3.50%, 8/1/2022 (b)	25,000	25,296

Series 2012C, GO, 5.00%, 8/1/2022	40,000	40,733

San Mateo Joint Powers Financing Authority, Maple Street Correctional Center Series 2014A, Rev., 5.00%, 6/15/2022	50,000	50,638

San Mateo Union High School District Series 2016C, GO, 5.00%, 9/1/2022	65,000	66,410

San Mateo Union High School District, Election of 2006 Series 2013A, GO, 5.00%, 9/1/2022	155,000	158,363

San Mateo Union High School District, Election of 2010 Series 2013A, GO, 5.00%, 9/1/2023 (b)	75,000	79,436

San Mateo Union High School District, Election of 2020 Series A, GO, 4.00%, 9/1/2022	35,000	35,586

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	247

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

California — continued

San Rafael Joint Powers Financing Authority, Public Safety Facilities Project Rev., 4.00%, 6/1/2022	95,000	95,823

San Ramon Valley Unified School District

GO, 4.00%, 8/1/2022	195,000	197,783

GO, 4.00%, 8/1/2022 (b)	135,000	136,882

GO, 5.00%, 8/1/2022 (b)	325,000	330,871

GO, 5.00%, 8/1/2022	105,000	106,932

San Ramon Valley Unified School District, Election of 2012 GO, 3.00%, 8/1/2023 (b)	50,000	51,354

Sanger Public Financing Authority, Fire Station Project Series 2020A, Rev., 4.00%, 2/1/2023	100,000	102,569

Santa Ana College Improvement District #1 Rancho Santiago Community College District, Election of 2012

Series 2019C, GO, 4.00%, 8/1/2022	110,000	111,556

Series 2014A, GO, 5.00%, 8/1/2022	60,000	61,097

Santa Ana Unified School District, Capital Appreciation, Election of 2008 Series 2008A, GO, Zero Coupon, 8/1/2022	25,000	24,894

Santa Barbara Community College District GO, 4.00%, 8/1/2022	70,000	70,990

Santa Barbara Unified School District Series A, GO, 5.00%, 8/1/2022	30,000	30,548

Santa Clara County Board of Education COP, 5.00%, 4/1/2022	30,000	30,109

Santa Clara County Financing Authority

Series 2018A, Rev., 5.00%, 11/15/2022	135,000	139,054

Series 2021A, Rev., 5.00%, 5/1/2023	140,000	146,641

Santa Clara County Financing Authority, County Facilities Series 2018A, Rev., 5.00%, 4/1/2022	25,000	25,092

Santa Clara County Financing Authority, Fire District Facilities Series 2020A, Rev., 5.00%, 5/1/2023	45,000	47,135

Santa Clara County Financing Authority, Multiple Facilities Projects

Series 2015P, Rev., 5.00%, 5/15/2023	55,000	57,688

Series 2016Q, Rev., 5.00%, 5/15/2023	25,000	26,221

Santa Clara Unified School District

GO, 3.50%, 7/1/2022 (b)	125,000	126,198

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

California — continued

GO, 5.00%, 7/1/2022	80,000	81,167

GO, 5.00%, 7/1/2022 (b)	50,000	50,728

Santa Clara Valley Transportation Authority, Measure A Sales Tax

Series 2015A, Rev., 5.00%, 4/1/2022	30,000	30,110

Series 2015A, Rev., 5.00%, 4/1/2023	15,000	15,665

Santa Clara Valley Transportation Authority, Sales Tax

Series 2017B, Rev., 5.00%, 6/1/2022	100,000	101,107

Series 2017B, Rev., 5.00%, 6/1/2023	25,000	26,263

Santa Clarita Community College District GO, 4.00%, 8/1/2022	35,000	35,495

Santa Clarita Community College District, Election of 2006 GO, 4.00%, 8/1/2022 (b)	50,000	50,697

Santa Cruz City High School District, Election of 2016 Series B, GO, 5.00%, 8/1/2022	25,000	25,456

Santa Margarita Water District, Community Facilities District No. 99-1, Special Tax Series 2017A, Rev., 3.00%, 9/1/2022	50,000	50,514

Santa Margarita-Dana Point Authority Series 2020A, Rev., 5.00%, 6/1/2022	45,000	45,501

Santa Maria Bonita School District COP, 4.00%, 6/1/2022	20,000	20,161

Santa Maria Joint Union High School District GO, 4.00%, 8/1/2022	75,000	76,055

Santa Monica Community College District, Election of 2004 and 2008 Series A, GO, 5.00%, 8/1/2022	50,000	50,914

Santa Monica Community College District, Election of 2008 Series 2014B, GO, 5.00%, 8/1/2022	35,000	35,640

Santa Monica Community College District, Election of 2016 Series 2018A, GO, 5.00%, 8/1/2022	70,000	71,279

Santa Monica Public Financing Authority Rev., 5.00%, 7/1/2022	220,000	223,241

Santa Monica Public Financing Authority, Downtown Fire Station Project Rev., 5.00%, 7/1/2022	100,000	101,473

SEE NOTES TO FINANCIAL STATEMENTS.

248	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

California — continued

Santa Monica-Malibu Unified School District

Series 2016A, GO, 4.00%, 7/1/2022	65,000	65,741

GO, 4.00%, 8/1/2022	100,000	101,410

Series 2001C, COP, NATL-RE, Zero Coupon, 11/1/2022	50,000	49,693

Santa Monica-Malibu Unified School District, Election of 2006 Series D, GO, 4.00%, 7/1/2023 (b)	30,000	31,202

Santa Monica-Malibu Unified School District, Election of 2012 Series 2012D, GO, 5.00%, 8/1/2023 (b)	25,000	26,406

Santa Rosa Elementary School District GO, 3.25%, 8/1/2022 (b)	30,000	30,318

Santa Rosa High School District GO, 4.00%, 8/1/2022	85,000	86,192

Santa Rosa Regional Resources Authority, Facilities Acquisition and Improvement Projects Series 2017A, Rev., 5.00%, 8/1/2022	45,000	45,822

Santee School District, Election of 2018 GO, 4.00%, 8/1/2022	25,000	25,352

Savanna School District, Election of 2012 Series 2012A, GO, AGM, 4.00%, 8/1/2022 (b)	195,000	197,718

Scotts Valley Unified School District GO, 4.00%, 8/1/2022	40,000	40,566

Seaside Redevelopment Agency Successor Agency Rev., 5.00%, 8/1/2022	65,000	66,092

Sequoia Union High School District

GO, 4.00%, 7/1/2022 (b)	165,000	166,858

GO, 5.00%, 7/1/2022	50,000	50,733

GO, 5.00%, 7/1/2024 (b)	40,000	43,497

Shafter Wasco Irrigation District Series 2020A, Rev., 5.00%, 11/1/2022	120,000	123,175

Shasta-Tehama-Trinity Joint Community College District GO, 5.00%, 8/1/2022	50,000	50,899

Sierra Joint Community College District No. 1, School Facilities Improvement Series A, GO, 5.00%, 8/1/2023 (b)	45,000	47,530

Sierra Joint Community College District No. 2, School Facilities Improvement Series 2013B, GO, 5.00%, 8/1/2023 (b)	55,000	58,092

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

California — continued

Signal Hill Redevelopment Agency Successor Agency, Tax Allocation Series A, Rev., 5.00%, 10/1/2022	25,000	25,590

Silicon Valley Clean Water, Wastewater

Rev., 5.00%, 8/1/2022 (b)	135,000	137,441

Series 2019A, Rev., 3.00%, 3/1/2024	625,000	641,719

Simi Valley Public Financing Authority, Public Facilities Series 2014A, Rev., 5.00%, 10/1/2022	110,000	112,766

Simi Valley Unified School District GO, 4.00%, 8/1/2022	30,000	30,424

Simi Valley Unified School District, Election of 2016 Series C, GO, 4.00%, 8/1/2022	25,000	25,354

Snowline Joint Unified School District COP, AGM, 2.00%, 9/1/2022	1,440,000	1,448,464

Solano County Community College District Series 2014A, GO, 5.00%, 8/1/2023	40,000	42,261

Solvang Elementary School District Educational Foundation GO, 4.00%, 8/1/2022	20,000	20,283

Sonoma County Community Redevelopment Agency Successor Agency Rev., 4.00%, 8/1/2023	20,000	20,798

Sonoma County Junior College District

Series B, GO, 4.00%, 8/1/2022	25,000	25,354

Series 2013A, GO, 5.00%, 8/1/2022	145,000	147,650

Series 2013A, GO, 5.00%, 8/1/2023 (b)	165,000	174,277

Sonoma County Junior College District, Election of 2014

Series A, GO, 4.00%, 8/1/2022	35,000	35,495

Series B, GO, 4.00%, 8/1/2023	90,000	93,852

Sonoma County Transportation Authority, Limited Tax

Rev., 5.00%, 12/1/2022	85,000	87,703

Rev., 5.00%, 12/1/2023	65,000	69,419

Sonoma County Water Agency Series 2015A, Rev., 5.00%, 7/1/2022	100,000	101,473

Sonoma County Water and Wastewater Financing Authority Rev., 4.00%, 8/1/2022	25,000	25,352

Sonoma-Marin Area Rail Transit District, Measure Q Sales Tax

Series 2011A, Rev., 5.00%, 3/1/2022 (b)	150,000	150,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	249

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

California — continued

Series 2011A, Rev., 5.00%, 3/1/2022 (b)	245,000	245,000

South Bay Union School District, San Diego County GO, 5.00%, 8/1/2022	20,000	20,362

South Coast Water District Series 2016A, Rev., 4.00%, 2/1/2023	25,000	25,716

South Coast Water District Financing Authority Series 2020A, Rev., 4.00%, 2/1/2023	30,000	30,860

South Orange County Public Financing Authority Rev., 5.00%, 4/1/2022	75,000	75,261

South Pasadena Unified School District GO, 4.00%, 8/1/2022	45,000	45,623

South Placer Wastewater Authority Rev., 5.00%, 11/1/2022	100,000	102,842

South San Francisco Public Facilities Financing Authority, Police Station Project Series 2020A, Rev., 5.00%, 6/1/2023	40,000	42,025

South San Francisco Unified School District, Measure J, Dedicated Unlimited Ad Valorem Property Tax Rev., NATL-RE, 5.25%, 9/15/2022	60,000	61,480

Southern California Public Power Authority

Series 2015A, Rev., 4.00%, 7/1/2022	245,000	247,768

Series 2007A, Rev., 5.25%, 11/1/2022	185,000	190,187

Southern California Public Power Authority, Linden Wind Energy Project Series 2020A, Rev., 5.00%, 7/1/2022	25,000	25,367

Southern California Public Power Authority, Magnolia Power Project Series 2020-1, Rev., 5.00%, 7/1/2022	90,000	91,313

Southern California Public Power Authority, Milford Wind Corridor Phase II Project Rev., 5.00%, 7/1/2022	130,000	131,906

Southern California Public Power Authority, Milford Wind Corridor Phase-1 Project Rev., 5.00%, 7/1/2022	90,000	91,313

Southern California Public Power Authority, Southern Transmission Project

Series 2015A, Rev., 5.00%, 7/1/2022	195,000	197,846

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

California — continued

Series 2018A, Rev., 5.00%, 7/1/2022	280,000	284,086

Southern California Public Power Authority, Transmission Project Series 2017A, Rev., 5.00%, 7/1/2023	160,000	168,412

Southern California Public Power Authority, Windy Point/Windy Flats Project Rev., 5.00%, 4/1/2024	75,000	80,221

Southern California Water Replenishment District Rev., 5.00%, 8/1/2023	80,000	84,545

Southwestern Community College District, Election of 2016 Series B-2, GO, 3.00%, 8/1/2022	25,000	25,252

State Center Community College District

Series B, GO, 3.00%, 8/1/2022	85,000	85,841

GO, 5.00%, 8/1/2022	60,000	61,089

State of California Department of Water Resources, Central Valley Project, Water System

Series AK, Rev., 5.00%, 6/1/2022 (b)	85,000	85,930

Series AN, Rev., 5.00%, 12/1/2022 (b)	130,000	134,084

Series AR, Rev., 5.00%, 12/1/2022	45,000	46,424

Series AS, Rev., 5.00%, 12/1/2022	70,000	72,215

Series AW, Rev., 5.00%, 12/1/2022	165,000	170,221

Series AX, Rev., 5.00%, 12/1/2022	50,000	51,582

Series BB, Rev., 5.00%, 12/1/2022	25,000	25,791

Series AP, Rev., 4.00%, 6/1/2023 (b)	30,000	31,137

Series AQ, Rev., 4.00%, 6/1/2023 (b)	20,000	20,758

Series AM, Rev., 5.00%, 6/1/2023 (b)	50,000	52,512

Series AW, Rev., 5.00%, 12/1/2023	45,000	48,051

State of California Department of Water Resources, Power Supply

Series 2015O, Rev., 4.00%, 5/1/2022 (b)	175,000	176,001

Series 2015O, Rev., 5.00%, 5/1/2022 (b)	1,070,000	1,077,867

State of California, Various Purpose

GO, 3.00%, 3/1/2022	895,000	895,000

GO, 5.00%, 3/1/2022	70,000	70,000

GO, 5.00%, 4/1/2022	120,000	120,431

GO, 5.00%, 5/1/2022	65,000	65,470

SEE NOTES TO FINANCIAL STATEMENTS.

250	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

California — continued

GO, 4.00%, 8/1/2022	50,000	50,682

GO, 5.00%, 8/1/2022	1,490,000	1,516,475

GO, 3.00%, 9/1/2022	50,000	50,562

GO, 4.00%, 9/1/2022	160,000	162,590

GO, 5.00%, 9/1/2022	630,000	643,317

GO, 5.25%, 9/1/2022	260,000	265,818

GO, 4.00%, 10/1/2022	75,000	76,399

GO, 5.00%, 10/1/2022	595,000	609,540

GO, 5.25%, 10/1/2022	205,000	210,306

GO, 2.88%, 11/1/2022	35,000	35,477

GO, 4.00%, 11/1/2022	50,000	51,054

GO, 5.00%, 11/1/2022	320,000	328,856

GO, 3.00%, 12/1/2022	25,000	25,400

GO, 4.00%, 12/1/2022	125,000	127,931

GO, 5.00%, 12/1/2022	80,000	82,470

GO, 5.00%, 2/1/2023	50,000	51,854

GO, 5.25%, 2/1/2023	45,000	46,771

GO, 3.00%, 3/1/2023	125,000	127,544

GO, 4.00%, 3/1/2023	20,000	20,605

GO, 5.00%, 3/1/2023	25,000	26,004

GO, 3.00%, 4/1/2023	75,000	75,126

GO, 5.00%, 4/1/2023	150,000	156,483

GO, 5.00%, 9/1/2023	110,000	112,149

Series B, GO, 5.00%, 9/1/2023	50,000	52,896

GO, 5.00%, 12/1/2023	25,000	26,655

GO, 5.00%, 2/1/2024	60,000	62,172

GO, 5.00%, 9/1/2024	70,000	73,389

GO, 5.00%, 11/1/2024	60,000	63,911

GO, 5.00%, 2/1/2025	65,000	67,465

GO, 5.00%, 9/1/2025	210,000	219,550

GO, 5.00%, 11/1/2025	40,000	42,601

GO, 5.00%, 12/1/2025	50,000	53,390

GO, 5.00%, 10/1/2026	50,000	52,205

State of California, Various Purpose, Tax Exempt

GO, 5.00%, 8/1/2023	65,000	68,579

GO, 5.00%, 8/1/2026	100,000	110,262

Suisun City Redevelopment Agency, Redevelopment Project Series B, Rev., 5.00%, 10/1/2023	40,000	42,377

Sulphur Springs Union School District, Community Facilities District No. 2002-1, Special Tax Series 2014A, Rev., 3.00%, 9/1/2023 (b)	25,000	25,719

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

California — continued

Summerville Union High School District, Capital Appreciation GO, AGM, Zero Coupon, 9/1/2022	20,000	19,920

Sunnyvale School District

GO, 4.00%, 9/1/2022	125,000	127,092

GO, 5.00%, 9/1/2022	25,000	25,543

Sunnyvale School District, Election of 2013 Series 2019C, GO, 4.00%, 9/1/2022	25,000	25,418

Sweetwater Authority Series 2016A, Rev., 4.00%, 4/1/2022	20,000	20,058

Sweetwater Union High School District GO, 4.00%, 8/1/2022	50,000	50,559

Sweetwater Union High School District, Election of 2006 Series 2016B, GO, 3.00%, 8/1/2022	155,000	156,094

Tahoe Forest Hospital District GO, 4.00%, 8/1/2022	30,000	30,416

Tahoe-Truckee Sanitation Agency, Wastewater Rev., 5.00%, 7/1/2024	30,000	32,601

Tahoe-Truckee Unified School District, Election of 2014, School Facilities Improvement District No. 1 Series C, GO, 3.00%, 8/1/2023	20,000	20,564

Tahoe-Truckee Unified School District, Election of 2014, School Facilities Improvement District No. 2 Series B, GO, 5.00%, 8/1/2022	115,000	117,102

Tamalpais Union High School District GO, 4.00%, 8/1/2022	85,000	86,203

Temecula Valley Unified School District Financing Authority, Special Tax Rev., 5.00%, 9/1/2022	125,000	127,611

Temple City Unified School District, Election of 2012 Series B, GO, 3.00%, 8/1/2022	35,000	35,333

Tender Option Bond Trust Receipts/Certificates Series 2022-XX1176, Rev., VRDO, LIQ: Barclays Bank plc, 0.23%, 3/9/2022 (c) (e)	12,700,000	12,700,000

Tobacco Securitization Authority of Northern California

Series 2021A, Rev., 4.00%, 6/1/2022	20,000	20,137

Series 2021A, Class 1, Rev., 5.00%, 6/1/2024	210,000	224,587

Class 1, Rev., 5.00%, 6/1/2025	105,000	115,049

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	251

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

California — continued

Tobacco Securitization Authority of Southern California

Series 2019A, Class 1, Rev., 5.00%, 6/1/2023	150,000	156,279

Series 2019A, Class 1, Rev., 5.00%, 6/1/2025	55,000	60,273

Torrance Unified School District GO, 5.00%, 8/1/2022	55,000	56,005

Torrance Unified School District, Election of 2008

GO, 5.00%, 8/1/2022 (b)	45,000	45,813

GO, 5.00%, 8/1/2023 (b)	50,000	52,811

Torrance Unified School District, Election of 2014 GO, 5.25%, 8/1/2022	60,000	61,158

Tracy Community Development Agency, Successor Agency, Tax Allocation Rev., AGM, 5.00%, 8/1/2022	70,000	71,205

Tracy Unified School District School Facilities Improvement District No. 3, Election of 2014 GO, 4.00%, 8/1/2022	105,000	106,486

Tulare City School District Series 2016A, COP, 2.00%, 11/1/2022	25,000	25,043

Tuolumne Wind Project Authority, Tuolumne Wind Project Series 2016A, Rev., 5.00%, 1/1/2023	180,000	186,306

Turlock Public Financing Authority, Sewer Rev., 4.00%, 9/15/2022	55,000	55,990

Tustin Community Facilities District No. 6-1, Special Tax Rev., 5.00%, 9/1/2022	80,000	81,683

Tustin Unified School District, Community Facilities District No. 88-10F Rev., 5.00%, 9/1/2022	75,000	76,532

Tustin Unified School District, School Facilities Improvement District No. 2008-1, Election of 2008

Series C, GO, 4.00%, 8/1/2022	50,000	50,707

Series D, GO, 5.00%, 8/1/2022	50,000	50,914

Tustin Unified School District, School Facilities Improvement Districts No. 2002-1

GO, 5.00%, 6/1/2022	130,000	131,447

GO, 5.00%, 8/1/2022	30,000	30,548

Tustin Unified School District, School Facilities Improvement Districts No. 2002-1 and 2008-1 GO, 5.00%, 8/1/2025	30,000	33,695

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

California — continued

Twin Rivers Unified School District

Series A, GO, AGM, 5.00%, 8/1/2022	50,000	50,880

Series 2014A, GO, Zero Coupon, 2/1/2024 (b)	350,000	166,956

Ukiah Unified School District GO, AGM, 2.00%, 8/1/2022	100,000	100,469

Union Elementary School District Series B, GO, 4.00%, 9/1/2022	60,000	61,007

University of California

Series 2017AY, Rev., 3.00%, 5/15/2022	25,000	25,121

Series 2021BH, Rev., 3.00%, 5/15/2022	85,000	85,411

Series 2015AO, Rev., 4.00%, 5/15/2022	20,000	20,137

Series 2012G, Rev., 5.00%, 5/15/2022 (b)	540,000	544,857

Series 2013AF, Rev., 5.00%, 5/15/2022	45,000	45,399

Series 2015AO, Rev., 5.00%, 5/15/2022	335,000	337,973

Series 2017AV, Rev., 5.00%, 5/15/2022	25,000	25,222

Series 2018AZ, Rev., 5.00%, 5/15/2022	50,000	50,444

Series 2020BE, Rev., 5.00%, 5/15/2022	65,000	65,577

Series 2013AF, Rev., 5.00%, 5/15/2023 (b)	75,000	78,565

Series 2015AO, Rev., 5.00%, 5/15/2023	20,000	20,977

Series 2017AV, Rev., 5.00%, 5/15/2023	20,000	20,977

Series S, Rev., 5.00%, 5/15/2023	3,000,000	3,146,601

Series 2013AK, Rev., 5.00%, 5/15/2023 (c)	1,770,000	1,857,808

Series S, Rev., 5.00%, 5/15/2025	4,000,000	4,456,627

Series S, Rev., 5.00%, 5/15/2026	1,520,000	1,741,795

University of California, Limited Project

Series 2012G, Rev., 4.00%, 5/15/2022	25,000	25,171

Series 2012G, Rev., 5.00%, 5/15/2022	50,000	50,444

Series 2012G, Rev., 5.00%, 5/15/2022	95,000	95,856

Series 2015-I, Rev., 5.00%, 5/15/2022	375,000	378,328

SEE NOTES TO FINANCIAL STATEMENTS.

252	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

California — continued

Series 2015-I, Rev., 5.00%, 5/15/2023	75,000	78,665

Series 2015-I, Rev., 5.00%, 5/15/2024	135,000	145,955

Upper Santa Clara Valley Joint Powers Authority Series 2015A, Rev., 5.00%, 8/1/2022 (b)	25,000	25,452

Vacaville Unified School District GO, 5.00%, 8/1/2022	170,000	173,107

Vacaville Unified School District, Election of 2014 Series D, GO, 4.00%, 8/1/2022	30,000	30,424

Val Verde Unified School District COP, AGM, 5.00%, 3/1/2022	75,000	75,000

Vallecitos Water District and Wastewater Rev., 5.00%, 7/1/2022	25,000	25,368

Ventura County Community College District GO, 5.00%, 8/1/2022	35,000	35,640

Ventura County Public Financing Authority

Series 2013A, Rev., 5.00%, 11/1/2022 (b)	55,000	56,548

Series 2013B, Rev., 5.00%, 11/1/2022	25,000	25,712

Series 2013B, Rev., 5.00%, 11/1/2023	20,000	21,304

Series 2016A, Rev., 5.00%, 11/1/2024	25,000	27,477

Ventura Unified School District GO, 5.00%, 8/1/2022	30,000	30,546

Victor Valley Union High School District Series 2016A, GO, 5.00%, 8/1/2022	30,000	30,537

Vista Joint Powers Financing Authority Rev., 5.00%, 5/1/2022	125,000	125,925

Vista Unified School District GO, 5.00%, 8/1/2022 (b)	205,000	208,703

Vista Unified School District, 2018 Election Series 2019A, GO, 5.00%, 8/1/2022	25,000	25,460

Walnut Valley Unified School District GO, 5.00%, 8/1/2022	20,000	20,365

Walnut Valley Unified School District, Capital Appreciation Series D, GO, NATL-RE, Zero Coupon, 8/1/2022	25,000	24,920

Washington Unified School District GO, 4.00%, 8/1/2022	50,000	50,705

Waterford Unified School District GO, BAN, Zero Coupon, 8/1/2022	20,000	19,917

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

California — continued

West Contra Costa Unified School District

GO, 5.00%, 8/1/2022 (b)	95,000	96,696

Series 2021A-1, GO, 5.00%, 8/1/2022	30,000	30,548

West Covina Unified School District Series A, GO, 5.00%, 8/1/2022	30,000	30,548

West Hollywood Public Financing Authority, Hollywood Park Phase II Rev., 5.00%, 4/1/2024	75,000	80,773

West Sonoma County Union High School District, Election of 2018 Series A, GO, 4.00%, 8/1/2022	35,000	35,492

West Stanislaus Irrigation District Series A, COP, AGM, 5.00%, 1/1/2023 (b)	60,000	62,030

West Valley-Mission Community College District Series B, GO, 5.00%, 8/1/2022	25,000	25,457

West Valley-Mission Community College District, Election of 2012

Series 2015B, GO, 4.00%, 8/1/2022	40,000	40,566

Series A, GO, 5.00%, 8/1/2022	25,000	25,457

West Valley-Mission Community College District, Election of 2012, Tax Exempt Series 2017C, GO, 4.00%, 8/1/2022	25,000	25,354

Western Municipal Water District Facilities Authority Series 2020A, Rev., 5.00%, 10/1/2022	25,000	25,629

Western Placer Unified School District COP, AGM, 3.00%, 8/1/2022	30,000	30,286

Western Riverside Water and Wastewater Financing Authority, Eastern Municipal Water District, Local Agency Series A-1, Rev., 5.00%, 9/1/2022	30,000	30,621

Westlands Water District

Series 2016A, Rev., AGM, 5.00%, 9/1/2022	70,000	71,519

Series 2016A, Rev., AGM, 5.00%, 9/1/2023	100,000	105,946

Westminster School District, Election of 2016 Series A, GO, 5.00%, 8/1/2022	30,000	30,548

Westminster School District, Refinancing of 2015 Energy Conservation Projects COP, 4.00%, 5/1/2023	35,000	36,194

Whittier Union High School District

Series 2015C, GO, 4.00%, 8/1/2022	75,000	76,061

GO, 5.00%, 8/1/2022	55,000	56,005

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	253

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

California — continued

William S Hart Union High School District

GO, 5.00%, 8/1/2022	25,000	25,456

GO, 3.50%, 9/1/2022 (b)	90,000	91,261

GO, 4.00%, 9/1/2022 (b)	85,000	86,405

GO, 4.00%, 9/1/2022	50,000	50,837

GO, 5.00%, 9/1/2022 (b)	195,000	199,191

William S Hart Union High School District, Election of 2008

Series 2013C, GO, 4.00%, 8/1/2023 (b)	75,000	78,167

Series 2013C, GO, 5.00%, 8/1/2023 (b)	20,000	21,124

Woodland Finance Authority, Junior Lien, Wastewater Rev., 5.00%, 3/1/2022	20,000	20,000

Yosemite Community College District

GO, 3.00%, 8/1/2022 (b)	195,000	196,905

GO, 3.00%, 8/1/2022	25,000	25,244

GO, 5.00%, 8/1/2022 (b)	150,000	152,710

Yuba City Unified School District, School Facilities Project COP, AGM, 5.00%, 10/1/2023	25,000	26,453

Yuba Community College District Series 2015B, GO, 4.00%, 8/1/2022	50,000	50,705

Yucaipa Valley Water District Series 2015A, Rev., 3.00%, 9/1/2022 (b)	40,000	40,453

Total California		189,232,329

Colorado — 1.4%

Adams & Arapahoe Joint School District 28J Aurora

GO, Zero Coupon, 12/1/2022	25,000	24,856

GO, 5.00%, 12/1/2024	60,000	61,876

Adams 12 Five Star Schools, The City & County of Broomfield

GO, 4.00%, 12/15/2022	75,000	76,900

Series A, GO, 5.00%, 12/15/2022	25,000	25,829

GO, 5.50%, 12/15/2022	125,000	129,632

GO, 4.00%, 12/15/2023	75,000	76,713

GO, 5.00%, 12/15/2024	30,000	30,977

Adams and Weld Counties School District No. 27J Brighton Series A, GO, 1.75%, 12/1/2022	25,000	25,189

Adams County School District No. 1, Mapleton Public Schools GO, 4.00%, 12/1/2022	25,000	25,605

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Colorado — continued

Apex Park and Recreation District GO, 3.00%, 12/1/2024	50,000	52,277

Arapahoe County School District No. 5 Cherry Creek GO, 5.00%, 12/15/2022	15,000	15,497

Arapahoe County School District No. 6 Littleton

GO, 5.00%, 12/1/2022	50,000	51,582

Series 2019A, GO, 5.00%, 12/1/2022	145,000	149,589

Arapahoe County Water and Wastewater Authority Rev., 4.00%, 12/1/2022	25,000	25,605

Arapahoe County Water and Wastewater Public Improvement District GO, 3.00%, 12/1/2022	25,000	25,414

Board of Governors of Colorado State University System

Series 2017E, Rev., 4.00%, 3/1/2022 (b)	25,000	25,000

Series A, Rev., 3.00%, 3/1/2023 (b)	105,000	107,211

Series 2019A, Rev., 4.00%, 3/1/2023 (b)	20,000	20,619

Series 2013E, Rev., 5.00%, 3/1/2023 (b)	100,000	103,985

Series 2015A, Rev., 5.00%, 3/1/2025 (b)	45,000	49,778

Boulder Larimer and Weld Counties St. Vrain Valley School District Re1J

GO, 4.00%, 12/15/2022	50,000	50,131

GO, 5.00%, 12/15/2022	45,000	46,492

Series 2011-B, GO, 5.00%, 12/15/2022	140,000	144,641

Series 2016B, GO, 5.00%, 12/15/2022	70,000	72,320

Series 2014A, GO, 5.00%, 12/15/2023	40,000	42,771

Boulder Valley School District No. Re-2 Boulder

Series 2017B, GO, 3.00%, 12/1/2022	75,000	76,258

Series 2019B, GO, 5.00%, 12/1/2022	75,000	77,373

Series 2019A, GO, 6.00%, 12/1/2022	30,000	31,173

Brush School District No. RE-2J GO, 3.00%, 12/1/2022	25,000	25,416

City & County of Broomfield, Sales and Use Tax

Rev., 3.00%, 12/1/2022	25,000	25,421

SEE NOTES TO FINANCIAL STATEMENTS.

254	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Colorado — continued

Series A, Rev., 4.50%, 12/1/2022	385,000	395,781

City & County of Denver Series 2019C, GO, 5.00%, 8/1/2022	85,000	86,550

City & County of Denver, Airport System

Series 2012B, Rev., 5.00%, 11/15/2022 (b)	350,000	360,303

Series 2020A-2, Rev., 5.00%, 11/15/2022	205,000	210,906

Series B, Rev., 5.00%, 11/15/2022	105,000	108,025

Series 2016A, Rev., 5.00%, 11/15/2023	220,000	233,855

Series B, Rev., 5.00%, 11/15/2024	125,000	137,022

Series B, Rev., 5.00%, 11/15/2025	630,000	648,016

City & County of Denver, Convention Center Expansion Project Series 2018A, COP, 5.00%, 6/1/2022	250,000	252,705

City and County of Denver

Series 2019A, GO, 5.00%, 8/1/2022	25,000	25,455

Series 2018A, COP, 5.00%, 6/1/2023	20,000	20,984

City and County of Denver, Airport System Subordinate Series B, Rev., 5.25%, 11/15/2026	25,000	26,592

City and County of Denver, Buell Theatre Property Series 2013A, COP, 5.00%, 12/1/2022	100,000	103,088

City and County of Denver, Dedicated Tax, Refunding and Improvement

Series 2016A, Rev., 5.00%, 8/1/2022	455,000	463,085

Series 2016A, Rev., 5.00%, 8/1/2023	85,000	89,680

City and County of Denver, Fire Station and Library Series 20015A, COP, 5.00%, 12/1/2022	20,000	20,618

City of Aspen COP, 5.00%, 12/1/2022	40,000	41,241

City of Aurora COP, 5.00%, 12/1/2022	155,000	159,846

City of Colorado Springs, Utilities System Improvement

Series 2012B, Rev., 5.00%, 11/15/2022	30,000	30,918

Series 2015A, Rev., 5.00%, 11/15/2022	25,000	25,765

Series 2020B, Rev., 5.00%, 11/15/2022	40,000	41,225

Series 2020C, Rev., 5.00%, 11/15/2022	115,000	118,520

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Colorado — continued

Series A-1, Rev., 5.00%, 11/15/2022	25,000	25,765

Series A-3, Rev., 5.00%, 11/15/2022	225,000	231,887

Series B-2, Rev., 5.00%, 11/15/2022	30,000	30,918

Series 2015A, Rev., 5.00%, 11/15/2023	40,000	42,695

Series 2018A-1, Rev., 5.00%, 11/15/2023	35,000	37,358

Series 2020C, Rev., 5.00%, 11/15/2023	50,000	53,368

Series A-1, Rev., 5.00%, 11/15/2023	25,000	26,684

Series A-2, Rev., 5.00%, 11/15/2023	25,000	26,684

City of Englewood GO, 5.00%, 12/1/2022	50,000	51,582

City of Fort Collins, Wastewater Utility Series 2016A, Rev., 4.00%, 12/1/2022	20,000	20,484

City of Glendale COP, AGM, 5.00%, 12/1/2022	70,000	72,172

City of Grand Junction COP, 3.00%, 12/1/2022	25,000	25,342

City of Greeley

Rev., 5.00%, 8/1/2022	155,000	157,826

COP, 4.00%, 12/1/2022	50,000	51,142

City of Lone Tree, Sales Tax, Recreational Projects Series 2017A, Rev., 5.00%, 12/1/2022	25,000	25,780

City of Longmon

Series A, COP, 5.00%, 12/1/2022	25,000	25,788

Series A, COP, 4.00%, 12/1/2023	100,000	104,983

City of Longmont, Electric and Broadband Utility Rev., AGM, 3.00%, 12/1/2022	75,000	76,173

City of Longmont, Storm Drainage Rev., 5.00%, 12/1/2022	20,000	20,630

City of Longmont, Wastewater Rev., 5.00%, 11/1/2023	25,000	26,621

City of Northglenn COP, 5.00%, 12/1/2022	100,000	103,096

City of Northglenn, Wastewater System Rev., 4.00%, 12/1/2022	20,000	20,471

City of Thornton

COP, AMBAC, 4.00%, 12/1/2022	55,000	56,298

COP, 5.00%, 12/1/2022	45,000	46,379

Rev., 5.00%, 12/1/2022	25,000	25,791

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	255

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Colorado — continued

City of Westminster, Sales & Use Tax

Rev., 5.00%, 12/1/2022	95,000	98,006

Series 2017A, Rev., 5.00%, 12/1/2022	65,000	67,042

Colorado Educational and Cultural Facilities Authority, Johnson and Wales University Project

Series B, Rev., 5.00%, 4/1/2022 (b)	300,000	301,057

Series 2013B, Rev., 5.00%, 4/1/2023 (b)	1,675,000	1,745,907

Series B, Rev., 5.00%, 4/1/2023 (b)	515,000	536,801

Series B, Rev., 5.00%, 4/1/2023 (b)	35,000	36,482

Colorado Educational and Cultural Facilities Authority, Stargate Charter School Project Rev., 7.25%, 6/1/2023 (b)	260,000	279,610

Colorado Health Facilities Authority

Series 2019A, Rev., 5.00%, 11/1/2022	275,000	282,611

Rev., 5.00%, 12/1/2022	60,000	61,853

Series 2019A, Rev., 5.00%, 11/1/2023	25,000	26,591

Colorado Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group

Rev., 5.00%, 11/15/2022	450,000	463,288

Series 2016B, Rev., 5.00%, 11/15/2023	100,000	106,438

Series 2016C, Rev., 5.00%, 11/15/2023 (c)	150,000	159,420

Series 2014E, Rev., 5.00%, 11/15/2024	100,000	108,206

Rev., 5.00%, 11/20/2025 (c)	70,000	78,875

Colorado Health Facilities Authority, Catholic Health Initiatives

Series 2009B-1, Rev., 4.00%, 11/9/2022 (b)	450,000	459,548

Series 2009B-1, Rev., 5.00%, 11/9/2022 (b)	330,000	339,253

Series 2013A, Rev., 5.25%, 1/1/2023 (b)	2,180,000	2,257,846

Colorado Health Facilities Authority, Children Hospital Project Series C, Rev., 5.00%, 12/1/2022	25,000	25,772

Colorado Health Facilities Authority, Children’s Hospital Colorado Project

Series 2013A, Rev., 5.00%, 12/1/2022	75,000	77,316

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Colorado — continued

Series C, Rev., 5.00%, 12/1/2024	20,000	21,975

Colorado Health Facilities Authority, Commonspirit Health Series B-2, Rev., 5.00%, 8/1/2026 (c)	25,000	27,896

Colorado Health Facilities Authority, Covenant Retirement Communities, Inc.

Rev., 4.00%, 12/1/2022 (b)	295,000	302,074

Series 2012A, Rev., 5.00%, 12/1/2022 (b)	265,000	273,325

Colorado Health Facilities Authority, NCMC, Inc., Project Rev., 4.00%, 5/15/2026 (b)	20,000	22,030

Colorado Health Facilities Authority, Parkview Medical Center, Inc., Project

Series 2015A, Rev., 4.00%, 9/1/2022	80,000	81,234

Rev., 5.00%, 9/1/2022	170,000	173,465

Rev., 5.00%, 9/1/2023	270,000	284,975

Colorado Health Facilities Authority, Retirement Facility, Liberty Heights Project Rev., Zero Coupon, 7/15/2022 (b)	175,000	174,573

Colorado Health Facilities Authority, School Health System

Series 2019A, Rev., 5.00%, 1/1/2023	625,000	646,204

Series 2019A, Rev., 5.00%, 1/1/2025	145,000	159,284

Series 2019A, Rev., 5.00%, 1/1/2026	100,000	112,867

Colorado Health Facilities Authority, The Evangelical Lutheran Good Samaritan Society Project Rev., 5.00%, 6/1/2022 (b)	840,000	849,239

Colorado Health Facilities Authority, Valley View Hospital Association Project Rev., 2.80%, 5/15/2023 (c)	415,000	420,107

Colorado Higher Education, Capital Construction, Lease Purchase Financing Program

COP, 5.00%, 9/1/2022	115,000	117,483

Series 2009A, COP, 5.00%, 11/1/2022	60,000	61,701

Series 2014A, COP, 5.00%, 11/1/2022	340,000	349,641

Series 2014A, COP, 5.00%, 11/1/2023	110,000	116,700

SEE NOTES TO FINANCIAL STATEMENTS.

256	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Colorado — continued

Colorado Housing and Finance Authority, Multi-Family Project Series 2020A-2, Class I, Rev., 1.55%, 4/1/2023	100,000	100,015

Colorado Housing and Finance Authority, Single-Family Project Series 2021B, Rev., AMT, GNMA, 0.20%, 11/1/2022	25,000	24,899

Colorado Mesa University

Series 2009A, Rev., 5.00%, 5/15/2022	135,000	136,181

Series 2009A, Rev., 5.00%, 5/15/2023	45,000	47,099

Colorado Springs School District No. 11 Facilities Corp. GO, 4.00%, 12/1/2022	50,000	51,210

Colorado State Board for Community Colleges and Occupational Educational System

Rev., 5.00%, 11/1/2022	20,000	20,560

Series 2017A, Rev., 3.00%, 11/1/2023	20,000	20,596

Colorado State Education Loan Program

Series 2021A, Rev., TRAN, 3.50%, 6/29/2022	20,000	20,186

Series 2021A, Rev., TRAN, 4.00%, 6/29/2022	555,000	561,065

Colorado Water Resources and Power Development Authority, Clean Water

Series 2013A, Rev., 5.00%, 3/1/2022	50,000	50,000

Series 2013A, Rev., 4.00%, 9/1/2022	55,000	55,918

Series 2016B, Rev., 5.00%, 9/1/2022	50,000	51,082

Series 2018A, Rev., 5.00%, 9/1/2022	30,000	30,649

Colorado Water Resources and Power Development Authority, Drinking Water Series 2019A, Rev., 5.00%, 9/1/2022	25,000	25,541

Colorado Water Resources and Power Development Authority, State Revolving Fund Series 2019A, Rev., 5.00%, 9/1/2022	35,000	35,758

Conservatory Metropolitan District, Limited Tax GO, 4.00%, 12/1/2022	20,000	20,457

Copperleaf Metropolitan District No. 2, Limited Tax GO, 4.00%, 12/1/2022	45,000	46,062

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Colorado — continued

County of Adams

COP, 5.00%, 12/1/2022	85,000	87,638

COP, 5.00%, 12/1/2023	860,000	916,919

County of Boulder Series 2021A, COP, 5.00%, 12/1/2022	20,000	20,633

County of Boulder, Open Space Capital Improvement Trust Series 2016A, Rev., 5.00%, 7/15/2022	65,000	66,063

County of Eagle COP, 5.00%, 12/1/2022	85,000	87,638

County of El Paso, Pikes Peak Regional Development Center Project COP, 5.00%, 12/1/2022	25,000	25,776

County of El Paso, Terry R. Harris Judicial Complex Project COP, AGM, 5.00%, 12/1/2022	105,000	108,258

County of Gunnison Series 2020B, COP, 5.00%, 12/1/2022	25,000	25,747

County of Jefferson COP, 5.00%, 12/1/2023	20,000	21,345

County of Pueblo, Building Acquisition Project

Series 2021B, COP, 4.00%, 9/15/2022	100,000	101,685

Series 2021B, COP, 4.00%, 9/15/2024	220,000	233,998

Dawson Ridge Metropolitan District No. 1, Limited Tax

Series 1992-A, GO, Zero Coupon, 10/1/2022 (b)	255,000	253,773

Series 1992-B, GO, Zero Coupon, 10/1/2022 (b)	1,165,000	1,159,397

Denver City and County School District No. 1

Series 2017A, COP, 2.00%, 12/1/2022	50,000	50,437

GO, 4.00%, 12/1/2022	45,000	46,106

Series 2010C, GO, 4.00%, 12/1/2022	125,000	128,074

Series 2012B, GO, 4.00%, 12/1/2022	210,000	215,164

GO, 5.00%, 12/1/2022	60,000	61,921

Series 2012B, GO, 5.00%, 12/1/2022 (b)	255,000	263,011

Series 2014A, GO, 5.00%, 12/1/2022	25,000	25,801

Series 2017B, COP, 5.00%, 12/1/2022	35,000	36,086

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	257

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Colorado — continued

Series 2005A, GO, NATL-RE, 5.50%, 12/1/2022	50,000	51,787

Series 2013C, COP, 5.00%, 12/15/2022	225,000	232,332

Denver Urban Renewal Authority, Stapleton

Series 2013A-1, Rev., 5.00%, 12/1/2022	50,000	51,316

Series 2010B-1, Rev., 4.38%, 12/1/2023	230,000	242,538

Denver Wastewater Management Division Department of Public Works Rev., 4.00%, 11/1/2022	25,000	25,544

Douglas County School District No. Re-1 Douglas and Elbert Counties

GO, 5.00%, 12/15/2022	105,000	108,480

GO, 5.25%, 12/15/2022	20,000	20,702

GO, 3.50%, 12/15/2023	50,000	50,967

E-470 Public Highway Authority, Capital Appreciation

Series 2000B, Rev., NATL-RE, Zero Coupon, 9/1/2022	1,825,000	1,816,663

Series B, Rev., NATL-RE, Zero Coupon, 9/1/2022	230,000	228,949

Eagle County School District No. Re50J GO, 3.00%, 12/1/2023 (b)	20,000	20,648

East Cherry Creek Valley Water and Sanitation District

Rev., 3.00%, 11/15/2022	25,000	25,392

Series 2019A, Rev., 5.00%, 11/15/2022	35,000	36,039

El Paso County School District No. 2 Harrison GO, 5.00%, 12/1/2022	25,000	25,791

El Paso County School District No. 20 Academy

GO, 5.00%, 12/15/2022	45,000	46,492

GO, 5.00%, 12/15/2023	20,000	21,385

El Paso County School District No. 3 Widefield

GO, 5.00%, 12/1/2022	25,000	25,785

GO, 5.00%, 12/1/2022 (b)	65,000	67,042

El Paso County School District No. 49 Falcon

Series 2017A, COP, 3.00%, 12/15/2022	25,000	25,410

Series 2017B, COP, 5.00%, 12/15/2022	50,000	51,601

Series 2017B, COP, 5.00%, 12/15/2023	10,000	10,661

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Colorado — continued

Foothills Park and Recreation District COP, 4.00%, 12/1/2022	75,000	76,730

Garfield County School District No. RE-2 Garfield GO, 5.00%, 12/1/2022	100,000	103,149

Hyland Hills Park and Recreation District Series 2016A, Rev., 3.00%, 12/15/2023	200,000	206,222

Interlocken Metropolitan District Series 2018A-1, GO, AGM, 5.00%, 12/1/2022	20,000	20,613

Jefferson County School District R-1

GO, 4.00%, 12/15/2022 (b)	30,000	30,757

GO, 5.00%, 12/15/2022	190,000	196,293

GO, 5.00%, 12/15/2023	20,000	21,385

Larimer County School District No. R-1 Poudre

GO, 4.00%, 12/15/2022	285,000	292,059

GO, 5.00%, 12/15/2022	205,000	211,680

Larimer Weld & Boulder County School District, R-2J Thompson

GO, 3.25%, 12/15/2022	55,000	56,070

GO, 4.00%, 12/15/2023	35,000	35,797

Mesa County Valley School District No. 51 Grand Junction

GO, 5.00%, 12/1/2022	135,000	139,272

COP, 5.00%, 12/1/2022	100,000	103,027

GO, 5.00%, 12/1/2023	35,000	37,360

Metro Wastewater Reclamation District

Series 2012A, Rev., 3.00%, 4/1/2022 (b)	30,000	30,061

Series 2012A, Rev., 5.00%, 4/1/2022 (b)	65,000	65,237

Moffat County School District No.1 GO, 3.00%, 12/1/2022	25,000	25,410

Parker Water and Sanitation District

GO, 4.00%, 8/1/2022	25,000	25,353

GO, 4.50%, 8/1/2022 (b)	50,000	50,779

GO, 5.00%, 8/1/2022 (b)	20,000	20,357

Platte River Power Authority

Series JJ, Rev., 5.00%, 6/1/2022	25,000	25,277

Series JJ, Rev., 5.00%, 6/1/2023	50,000	52,525

Pueblo County School District No. 70

GO, 4.00%, 12/1/2022	50,000	51,211

GO, 4.00%, 12/1/2022 (b)	50,000	51,180

Regional Transportation District

Series 2013A, COP, 5.00%, 6/1/2022	820,000	828,977

SEE NOTES TO FINANCIAL STATEMENTS.

258	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Colorado — continued

Series 2014A, COP, 5.00%, 6/1/2025	115,000	120,381

Series 2014A, COP, 5.00%, 6/1/2026	80,000	83,703

Regional Transportation District Sales Tax Series 2007A, Rev., 5.25%, 11/1/2022	110,000	113,301

Regional Transportation District Sales Tax, Fastracks Project Series 2012A, Rev., 5.00%, 11/1/2022 (b)	1,845,000	1,896,939

Rio Blanco County School District No. Re-1 Meeker GO, 4.00%, 12/1/2022	25,000	25,607

Routt County School District Re-2 Steamboat Springs GO, 5.00%, 12/1/2022	150,000	154,747

South Suburban Park and Recreation District COP, 4.00%, 12/15/2022	250,000	255,992

State of Colorado

Series 2010A, COP, 5.00%, 9/1/2022	25,000	25,541

Series 2018A, COP, 5.00%, 12/15/2022	180,000	185,967

Series 2020A, COP, 5.00%, 12/15/2024	100,000	110,029

Series 2020A, COP, 5.00%, 12/15/2025	65,000	73,507

State of Colorado Department of Transportation Headquarters Facilities, Headquarters Facilities Lease Purchase Agreement COP, 5.00%, 6/15/2022	65,000	65,812

State of Colorado, Building Excellent Schools Today

Series 2011H, COP, 3.25%, 3/15/2022 (b)	170,000	170,170

Series 2011H, COP, 4.00%, 3/15/2022	25,000	25,032

Series 2018M, COP, 5.00%, 3/15/2022	100,000	100,164

Series 2018N, COP, 5.00%, 3/15/2022	475,000	475,779

Series 2013I, COP, 5.00%, 3/15/2023	60,000	62,527

State of Colorado, Tax-Exempt

Series 2018L, COP, 5.00%, 3/15/2022	100,000	100,164

Series 2020A, COP, 5.00%, 12/15/2022	25,000	25,829

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Colorado — continued

Series 2017K, COP, 5.00%, 3/15/2023	345,000	359,530

Series 2018N, COP, 5.00%, 3/15/2023	30,000	31,263

Series 2020A, COP, 5.00%, 9/1/2023	35,000	37,065

Series 2018A, COP, 5.00%, 12/15/2023	50,000	53,436

State of Colorado, UCDHSC Fitzsimons Academic Series 2013A, COP, 5.00%, 11/1/2023 (b)	25,000	26,617

Tallyn’s Reach Metropolitan District No. 3 GO, 4.00%, 12/1/2022 (b)	250,000	255,237

Thornton Development Authority, Tax Increment, North Washington Street Corridor Project Series N, Rev., 5.00%, 12/1/2022	50,000	51,487

Town of Breckenridge Series 2020B, COP, 4.00%, 12/1/2022	50,000	51,161

Town of Castle Rock, Sales and Use Tax

Rev., 4.00%, 6/1/2022	60,000	60,498

Rev., 5.00%, 6/1/2025	25,000	27,840

Town of Castle Rock, Water and Sewer Enterprise

Rev., 3.00%, 12/1/2022	25,000	25,397

Rev., 5.00%, 12/1/2022	80,000	82,458

Town of Parker COP, 5.00%, 11/1/2022	25,000	25,695

Town of Winter Park COP, 4.00%, 12/1/2022	25,000	25,586

University of Colorado Hospital Authority Series 2012A, Rev., 5.00%, 11/15/2022	120,000	123,595

University of Colorado Hospital Authority, Health System Series 2019C, Rev., 5.00%, 11/15/2024 (c)	450,000	485,494

University of Colorado, Enterprise System

Series B, Rev., 3.50%, 6/1/2022 (b)	20,000	20,146

Series 2012A-1, Rev., 4.00%, 6/1/2022 (b)	255,000	257,154

Series A-3, Rev., 4.00%, 6/1/2022 (b)	25,000	25,213

Series 2011B, Rev., 5.00%, 6/1/2022	330,000	333,638

Series 2012A-1, Rev., 5.00%, 6/1/2022 (b)	85,000	85,935

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	259

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Colorado — continued

Series 2012A-2, Rev., 5.00%, 6/1/2022 (b)	90,000	90,990

Series 2016B-1, Rev., 5.00%, 6/1/2022	50,000	50,551

Series B-1, Rev., 5.00%, 6/1/2022	130,000	131,433

Series 2017A-2, Rev., 5.00%, 6/1/2023	50,000	52,500

Series A, Rev., 5.00%, 6/1/2023	70,000	73,499

Series A, Rev., 5.00%, 6/1/2023 (b)	95,000	99,761

Series 2021C-3B, Rev., 2.00%, 10/15/2026 (c)	6,250,000	6,298,214

University of Northern Colorado, Greeley Institutional Enterprise Series 2014A, Rev., 5.00%, 6/1/2022	35,000	35,366

Weld County School District No. Re-1 GO, AGM, 5.00%, 12/15/2022	25,000	25,831

Weld County School District No. RE-2 Eaton GO, 4.00%, 12/1/2022	25,000	25,607

Westminster Public Schools District No. 50 GO, 4.00%, 12/1/2022 (b)	60,000	61,439

Westminster Public Schools, District No. 50

COP, 5.00%, 12/1/2022 (b)	20,000	20,621

GO, 5.00%, 12/1/2022	25,000	25,783

Total Colorado		43,071,206

Connecticut — 1.1%

City of Bristol Series 2017B, GO, 5.00%, 8/1/2022	20,000	20,365

City of Danbury

GO, BAN, 1.00%, 7/14/2022	235,000	235,216

Series 2020A, GO, 5.00%, 7/15/2022	30,000	30,487

Series 2019B, GO, 5.00%, 11/1/2022	130,000	133,669

City of Hartford

Series 2013B, GO, GTD, 4.00%, 4/1/2022	30,000	30,085

Series 2013A, GO, GTD, 5.00%, 4/1/2022	20,000	20,073

City of Meriden

GO, 5.00%, 3/1/2022	25,000	25,000

Series 2016B, GO, 5.00%, 5/15/2022	50,000	50,446

Series 2016B, GO, 5.00%, 5/15/2023	25,000	26,203

GO, 4.00%, 3/1/2024	200,000	200,000

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Connecticut — continued

City of Middletown GO, 4.00%, 4/1/2022	50,000	50,144

City of New Britain

Series 2016A, GO, 5.00%, 3/1/2022 (b)	65,000	65,000

Series 2016A, GO, 5.00%, 3/1/2023 (b)	15,000	15,605

Series 2017C, GO, AGM, 5.00%, 3/1/2023 (b)	25,000	25,926

City of New Haven

Series B, GO, AGM, 5.00%, 8/1/2022	100,000	101,785

Series A, GO, 5.25%, 8/1/2022	25,000	25,472

Series 2016A, GO, AGM, 5.00%, 8/15/2022 (b)	70,000	71,367

Series 2012A, GO, AGM, 4.00%, 11/1/2022 (b)	25,000	25,530

Series 2013B, GO, AGM, 3.75%, 9/1/2023 (b)	25,000	25,963

City of Norwalk

Series 2012A, GO, 5.00%, 7/15/2022	20,000	20,326

GO, 5.00%, 8/1/2022	40,000	40,728

Series 2020B, GO, 5.00%, 9/1/2022	25,000	25,541

City of Stamford

Series 2010B, GO, 5.00%, 7/1/2022	50,000	50,728

GO, 5.00%, 6/1/2023	60,000	63,015

City of Stamford, Water Pollution Control System and Facility Rev., 5.00%, 9/15/2022	25,000	25,577

City of Waterbury

GO, 5.00%, 8/1/2022	50,000	50,901

GO, 5.00%, 8/1/2023	50,000	52,731

Connecticut Housing Finance Authority

Series C, Subseries C-1, Rev., 2.40%, 5/15/2022	50,000	50,178

Subseries E-1, Rev., 1.50%, 11/15/2022	50,000	50,214

Series C, Subseries C-1, Rev., 2.75%, 5/15/2023	100,000	101,778

Connecticut Housing Finance Authority, Housing Mortgage Finance Program

Subseries A-4, Rev., 2.10%, 11/15/2022	90,000	90,763

Subseries C-1, Rev., 2.50%, 11/15/2022	20,000	20,225

SEE NOTES TO FINANCIAL STATEMENTS.

260	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Connecticut — continued

Connecticut State Health and Educational Facilities Authority, Bridgeport Hospital Series D, Rev., 5.00%, 7/1/2023	20,000	20,264

Connecticut State Health and Educational Facilities Authority, Connecticut State University System Series L, Rev., 4.00%, 11/1/2023	100,000	101,893

Connecticut State Health and Educational Facilities Authority, Fairfield University Series Q-2, Rev., 5.00%, 7/1/2022	120,000	121,703

Connecticut State Health and Educational Facilities Authority, Loomis Chaffee School Series F, Rev., AMBAC, 4.00%, 7/1/2022	50,000	50,551

Connecticut State Health and Educational Facilities Authority, Middlesex Hospital

Series O, Rev., 5.00%, 7/1/2022	45,000	45,638

Series O, Rev., 5.00%, 7/1/2023	25,000	26,270

Connecticut State Health and Educational Facilities Authority, Quinnipiac University

Series L, Rev., 5.00%, 7/1/2022	525,000	532,662

Series L, Rev., 5.00%, 7/1/2023	20,000	21,016

Connecticut State Health and Educational Facilities Authority, Trinity Health Credit Group Rev., 3.00%, 12/1/2023	100,000	103,223

Connecticut State Health and Educational Facilities Authority, University System Issue

Series Q-2, Rev., 5.00%, 11/1/2022	50,000	51,401

Series L, Rev., 3.00%, 11/1/2026	120,000	121,193

Connecticut State Health and Educational Facilities Authority, Yale New Haven Health Issue

Series E, Rev., 5.00%, 7/1/2022	415,000	421,056

Series 2010A3, Rev., 0.25%, 2/9/2024 (c)	130,000	127,212

Connecticut State Health and Educational Facilities Authority, Yale University

Series A-1, Rev., 5.00%, 7/1/2022 (c)	520,000	527,589

Series A-2, Rev., 5.00%, 7/1/2022 (c)	120,000	121,751

Series 2017C-2, Rev., 5.00%, 2/1/2023 (c)	440,000	456,727

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Connecticut — continued

Series 2014A, Rev., 1.10%, 2/7/2023 (c)	1,195,000	1,197,178

Series X-2, Rev., 0.25%, 2/9/2024 (c)	635,000	621,379

Hartford County Metropolitan District Clean Water Project Series 2013A, Rev., 5.00%, 4/1/2022 (b)	195,000	195,711

Hartford County Metropolitan District, Clean Water Project Series 2013A, Rev., 5.00%, 4/1/2022 (b)	65,000	65,237

Metropolitan District (The) Series 2015B, GO, 5.00%, 11/1/2022	40,000	41,132

Regional School District No. 17 GO, 4.00%, 5/15/2022	25,000	25,175

Regional School District No. 8 GO, 4.00%, 5/1/2022	65,000	65,374

South Central Connecticut Regional Water Authority, Water System

Rev., 5.00%, 8/1/2022 (b)	85,000	86,536

Series 27, Rev., 5.00%, 8/1/2022 (b)	100,000	101,806

Series A, Rev., 5.00%, 8/1/2022	100,000	101,811

Series B, Rev., 5.00%, 8/1/2022 (b)	75,000	76,355

Series B, Rev., 5.00%, 8/1/2022	325,000	330,884

State of Connecticut

Series 2014A, GO, 2.50%, 3/1/2022	50,000	50,000

Series 2013A, GO, (SIFMA Municipal Swap Index Yield + 0.99%), 1.19%, 3/10/2022 (d)	175,000	178,148

Series 2015A, GO, 4.00%, 3/15/2022	25,000	25,032

Series 2015A, GO, 5.00%, 3/15/2022	30,000	30,049

Series 2016A, GO, 5.00%, 3/15/2022	75,000	75,123

Series 2012B, GO, 3.00%, 4/15/2022	100,000	100,299

Series 2017B, GO, 3.00%, 4/15/2022	250,000	250,747

Series 2012B, GO, 4.00%, 4/15/2022	25,000	25,104

Series 2012B, GO, 5.00%, 4/15/2022	235,000	236,262

Series 2018B, GO, 5.00%, 4/15/2022	240,000	241,289

Series 2019A, GO, 5.00%, 4/15/2022	1,000,000	1,005,372

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	261

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Connecticut — continued

Series A, GO, 5.00%, 4/15/2022	175,000	175,940

Series 2016B, GO, 5.00%, 5/15/2022	125,000	126,130

Series 2020C, GO, 3.00%, 6/1/2022	390,000	392,357

Series 2021B, GO, 3.00%, 6/1/2022	50,000	50,302

Series 2012C, GO, 4.00%, 6/1/2022	40,000	40,340

Series 2012C, GO, 5.00%, 6/1/2022	720,000	727,901

Series 2018C, GO, 5.00%, 6/15/2022	275,000	278,475

Series 2013E, GO, 5.00%, 8/15/2022	145,000	147,852

Series 2014E, GO, 5.00%, 9/1/2022	50,000	51,075

Series 2012E, GO, 5.00%, 9/15/2022	25,000	25,577

Series 2018F, GO, 5.00%, 9/15/2022	230,000	235,304

Series E, GO, 5.00%, 10/15/2022	250,000	256,599

Series F, GO, 5.00%, 11/15/2022	150,000	154,440

Series H, GO, 5.00%, 11/15/2022	280,000	288,288

Series 2014C, GO, 5.00%, 12/15/2022	135,000	139,432

Series 2021A, GO, 3.00%, 1/15/2023	1,230,000	1,252,993

Series 2022A, GO, 3.00%, 1/15/2023	45,000	45,841

Series 2020A, GO, 5.00%, 1/15/2023	400,000	414,392

Series 2016A, GO, 5.00%, 3/15/2023	155,000	161,544

Series 2017A, GO, 5.00%, 4/15/2023	185,000	193,383

Series 2018B, GO, 5.00%, 4/15/2023	185,000	193,383

Series 2019A, GO, 5.00%, 4/15/2023	325,000	339,727

Series 2016B, GO, 5.00%, 5/15/2023	35,000	36,693

Series 2012C, GO, 5.00%, 6/1/2023	475,000	479,770

Series 2018C, GO, 5.00%, 6/15/2023	10,000	10,514

Series 2016D, GO, 5.00%, 8/15/2023	55,000	58,151

Series 2014E, GO, 5.00%, 9/1/2023	375,000	397,067

Series 2012E, GO, 5.00%, 9/15/2023	265,000	270,651

Series 2018E, GO, 5.00%, 9/15/2023	120,000	127,220

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Connecticut — continued

Series 2012G, GO, 5.00%, 10/15/2023	25,000	25,612

Series 2013A, GO, 5.00%, 10/15/2023	340,000	361,420

Series 2021A, GO, 4.00%, 1/15/2024	60,000	63,156

Series 2016A, GO, 5.00%, 3/15/2024	145,000	156,062

Series 2017A, GO, 5.00%, 4/15/2024	35,000	37,771

Series 2018D, GO, 5.00%, 4/15/2024	105,000	113,314

Series 2019A, GO, 5.00%, 4/15/2024	25,000	26,979

Series 2012C, GO, 5.00%, 6/1/2024	205,000	207,167

Series 2014D, GO, 5.00%, 6/15/2024	100,000	108,492

Series 2013E, GO, 5.00%, 8/15/2024	140,000	147,937

Series 2012G, GO, 5.00%, 10/15/2024	25,000	25,636

Series 2012B, GO, 5.00%, 4/15/2025	915,000	919,882

Series 2012B, GO, AGM-CR, 5.00%, 4/15/2025	875,000	879,690

Series 2017A, GO, 5.00%, 4/15/2025	1,325,000	1,470,931

Series 2016B, GO, 5.00%, 5/15/2025	200,000	222,565

Series 2012C, GO, 5.00%, 6/1/2025	160,000	161,699

Series 2013C, GO, 5.00%, 7/15/2025	125,000	131,672

Series 2012E, GO, 5.00%, 9/15/2025	175,000	178,902

Series 2021A, GO, 4.00%, 1/15/2026	60,000	65,662

Series 2012B, GO, 5.00%, 4/15/2026	100,000	100,519

Series 2012E, GO, 5.00%, 9/15/2026	50,000	51,115

Series 2013A, GO, 5.00%, 10/15/2026	50,000	53,133

State of Connecticut Clean Water Fund, State Revolving Fund

Series 2015A, Rev., 5.00%, 3/1/2022	35,000	35,000

Series A, Rev., 4.00%, 5/1/2022	55,000	55,321

Series B, Rev., 5.00%, 6/1/2022	50,000	50,559

SEE NOTES TO FINANCIAL STATEMENTS.

262	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Connecticut — continued

Series 2013B, Rev., 3.00%, 7/1/2022	50,000	50,403

Series 2015A, Rev., 5.00%, 3/1/2023	25,000	26,035

Series 2013A, Rev., 5.00%, 3/1/2024	45,000	46,836

Series 2013B, Rev., 5.00%, 7/1/2024	45,000	45,643

State of Connecticut, GAAP Conversion

Series 2013A, GO, 5.00%, 10/15/2022	130,000	133,431

Series 2013A, GO, 5.00%, 10/15/2024	25,000	26,575

State of Connecticut, Special Tax Transportation Infrastructure Purposes

Series 2020A, Rev., 5.00%, 5/1/2022	75,000	75,556

Series A, Rev., 5.00%, 8/1/2022	225,000	229,064

Series B, Rev., 5.00%, 8/1/2022	280,000	285,058

Series A, Rev., 5.00%, 9/1/2022	675,000	689,508

Series B, Rev., 5.00%, 9/1/2022	510,000	520,961

Series A, Rev., 5.00%, 10/1/2022	325,000	333,077

Series A, Rev., 4.00%, 1/1/2023	20,000	20,525

Series 2018A, Rev., 5.00%, 1/1/2023	50,000	51,743

Series A, Rev., 5.00%, 1/1/2023	570,000	589,677

Series B, Rev., 5.00%, 1/1/2023	55,000	56,899

Series 2021A, Rev., 4.00%, 5/1/2023	150,000	155,312

Series 2020A, Rev., 5.00%, 5/1/2023	15,000	15,712

Series A, Rev., 5.00%, 8/1/2023	120,000	126,712

Series B, Rev., 5.00%, 8/1/2023	25,000	26,398

Rev., 5.00%, 9/1/2023	25,000	26,471

Series A, Rev., 5.00%, 9/1/2023	50,000	52,942

Series A, Rev., 5.00%, 10/1/2023	85,000	90,244

Rev., 5.00%, 1/1/2024	375,000	387,258

Series 2018A, Rev., 5.00%, 1/1/2024	20,000	21,415

Series 2016A, Rev., 5.00%, 9/1/2024	135,000	147,437

Series 2018B, Rev., 5.00%, 10/1/2024	195,000	213,509

Series A, Rev., 5.00%, 10/1/2024	55,000	58,348

Series A, Rev., 5.00%, 1/1/2025	955,000	985,860

Series B, Rev., 5.00%, 1/1/2025	20,000	20,646

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Connecticut — continued

Series A, Rev., 5.00%, 10/1/2025	50,000	53,028

Series A, Rev., 5.00%, 9/1/2026	50,000	54,490

State of Connecticut, Tax-Exempt Series 2018E, GO, 5.00%, 9/15/2022	155,000	158,575

Town of Avon GO, 3.00%, 10/15/2022	95,000	96,353

Town of Berlin

Series 2016B, GO, 5.00%, 9/1/2022	40,000	40,866

GO, 5.00%, 12/1/2022	50,000	51,586

Town of Bethel GO, 5.00%, 11/15/2022	75,000	77,242

Town of Branford

GO, 5.00%, 7/1/2022	25,000	25,366

GO, 3.13%, 8/1/2023 (b)	30,000	30,882

Town of Brookfield Series 2018A, GO, 5.00%, 11/15/2022	45,000	46,332

Town of Cromwell Series 2016A, GO, 4.00%, 8/1/2022	25,000	25,346

Town of Darien

GO, 4.00%, 7/15/2022	35,000	35,442

Series 2020A, GO, 5.00%, 8/1/2022	25,000	25,455

Series 2020A, GO, 5.00%, 8/1/2025	300,000	337,695

Town of East Haddam Series 2020A, GO, 4.00%, 12/1/2022	40,000	40,947

Town of East Hampton Series 2020A, GO, 4.00%, 9/1/2022	40,000	40,668

Town of East Hartford GO, 4.00%, 10/15/2022	20,000	20,408

Town of East Lyme

GO, 5.00%, 7/15/2022	65,000	66,048

GO, 5.00%, 8/15/2023	35,000	37,000

Town of East Windsor GO, 3.00%, 10/15/2022	75,000	76,045

Town of Enfield GO, 3.00%, 8/1/2022 (b)	50,000	50,489

Town of Fairfield GO, 4.00%, 8/1/2022	25,000	25,348

Town of Griswold GO, 5.00%, 9/15/2022	25,000	25,575

Town of Groton

GO, 5.00%, 4/15/2022	25,000	25,135

Series 2021B, GO, 5.00%, 4/15/2022	50,000	50,269

GO, BAN, 3.00%, 4/28/2022	30,000	30,113

Series 2020A, GO, 5.00%, 10/15/2022	25,000	25,661

Town of Killingly Series A, GO, 4.00%, 5/1/2022	175,000	175,974

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	263

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Connecticut — continued

Town of Monroe

Series 2020, GO, 4.00%, 4/15/2022	40,000	40,167

Series 2019, GO, 5.00%, 5/1/2022	45,000	45,330

Town of North Branford GO, 5.00%, 8/1/2022	410,000	417,372

Town of North Haven

GO, 5.00%, 7/15/2022	70,000	71,142

GO, 4.00%, 11/1/2022	20,000	20,435

Town of Plainville GO, 4.00%, 9/1/2022	50,000	50,822

Town of Redding GO, 5.00%, 3/15/2022	25,000	25,041

Town of Rocky Hill

GO, 5.00%, 4/15/2022	20,000	20,108

GO, 5.00%, 8/1/2022	20,000	20,364

Town of Seymour Series 2017A, GO, 4.00%, 3/1/2022	35,000	35,000

Town of South Windsor

GO, 5.00%, 2/1/2023	25,000	25,950

Series 2017B, GO, 3.00%, 8/15/2023	30,000	30,869

Town of Southington Series 2015B, GO, 5.00%, 9/1/2022	25,000	25,542

Town of Stonington Series 2012A, GO, 4.00%, 9/1/2022	70,000	71,168

Town of Stratford GO, 5.00%, 12/15/2022 (b)	225,000	232,345

Town of Trumbull

GO, 4.00%, 8/15/2022	25,000	25,379

GO, 4.00%, 9/1/2022	25,000	25,414

Series 2017B, GO, 5.00%, 9/1/2022	35,000	35,752

Town of Westbrook

GO, 5.00%, 7/1/2022	30,000	30,442

GO, 4.00%, 8/1/2022	35,000	35,485

Town of Westport GO, 5.00%, 5/15/2022	35,000	35,319

Town of Wethersfield GO, 4.00%, 3/1/2022	20,000	20,000

Town of Windham Series A, GO, 5.00%, 8/15/2023	355,000	375,020

Town of Wolcott

GO, BAN, 1.25%, 8/23/2022	60,000	60,098

Series 2017A, GO, 5.00%, 10/15/2022	20,000	20,530

University of Connecticut

Series 2016A, Rev., 5.00%, 3/15/2022	45,000	45,074

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Connecticut — continued

Series 2018A, Rev., 5.00%, 4/15/2022	20,000	20,108

Series 2019A, Rev., 5.00%, 11/1/2022	800,000	822,684

Series A, Rev., 4.00%, 2/15/2023	25,000	25,750

Series 2015A, Rev., 5.00%, 2/15/2023	85,000	88,356

Series 2020A, Rev., 5.00%, 2/15/2023	970,000	1,008,292

Series 2016A, Rev., 5.00%, 3/15/2023	35,000	36,493

Series 2017A, Rev., 5.00%, 1/15/2024	55,000	58,961

Series 2013A, Rev., 5.00%, 2/15/2024	120,000	124,398

Series 2020A, Rev., 5.00%, 2/15/2024	165,000	177,327

Series 2017A, Rev., 5.00%, 1/15/2025	50,000	55,016

Series 2016A, Rev., 5.00%, 3/15/2025	75,000	82,917

Series 2015A, Rev., 5.00%, 2/15/2026	25,000	27,588

University of Connecticut, Special Obligation Student Fee Series 2012A, Rev., 5.00%, 11/15/2023	400,000	411,030

Total Connecticut		34,555,411

Delaware — 0.1%

City of Newark GO, 3.00%, 9/15/2022	80,000	81,008

City of Wilmington

GO, 4.00%, 6/1/2022	25,000	25,212

GO, 5.00%, 12/1/2022	50,000	51,563

County of New Castle

Series 2012A, GO, 3.00%, 7/15/2022 (b)	20,000	20,177

Series 2012A, GO, 3.25%, 7/15/2022 (b)	30,000	30,294

Series 2012B, GO, 4.00%, 7/15/2022	35,000	35,443

GO, 5.00%, 4/1/2024	25,000	26,973

County of Sussex

Series 2020A, GO, 5.00%, 3/15/2022	30,000	30,050

Series 2012A, GO, 4.00%, 9/15/2022 (b)	90,000	91,604

SEE NOTES TO FINANCIAL STATEMENTS.

264	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Delaware — continued

Delaware Economic Development Authority, Delmarva Power and Light Co. Project Series 2020A, Rev., 1.05%, 7/1/2025 (c)	715,000	696,279

Delaware River and Bay Authority

Series B, Rev., 5.00%, 1/1/2023	170,000	175,825

Series 2012B, Rev., 5.00%, 1/1/2024	25,000	25,844

Series C, Rev., 5.00%, 1/1/2027	85,000	90,597

Delaware State Health Facilities Authority, Nanticoke Memorial Hospital Rev., 5.00%, 7/1/2023 (b)	100,000	105,175

Delaware Transportation Authority

Rev., 5.00%, 9/1/2022	25,000	25,533

Rev., 5.00%, 9/1/2025	100,000	112,188

Delaware Transportation Authority, Transportation System

Rev., 5.00%, 7/1/2022	755,000	766,120

Rev., 5.00%, 7/1/2023	120,000	121,598

Delaware Transportation Authority, US 301 Project Rev., 5.00%, 6/1/2023	50,000	52,519

State of Delaware

GO, 3.00%, 3/1/2022 (b)	100,000	100,000

GO, 5.00%, 3/1/2022	115,000	115,000

Series 2014B, GO, 5.00%, 7/1/2022	45,000	45,660

Series 2016D, GO, 5.00%, 7/1/2022	85,000	86,246

Series 2013A, GO, 3.00%, 8/1/2022	25,000	25,248

Series 2018A, GO, 5.00%, 2/1/2023	50,000	51,901

University of Delaware

Rev., 5.00%, 11/1/2022	25,000	25,711

Series 2013A, Rev., 5.00%, 11/1/2022 (b)	70,000	71,947

Series 2019A, Rev., 5.00%, 11/1/2022	60,000	61,705

Series 2013A, Rev., 5.00%, 5/1/2023 (b)	25,000	26,162

Wilmington Parking Authority (The) Rev., GTD, 5.00%, 3/15/2022	75,000	75,124

Total Delaware		3,248,706

District of Columbia — 1.0%

District of Columbia

Series 2013A, GO, 5.00%, 6/1/2022	225,000	227,492

Series 2014D, GO, 5.00%, 6/1/2022	40,000	40,443

Series 2015A, GO, 5.00%, 6/1/2022	120,000	121,329

Series 2016A, GO, 5.00%, 6/1/2022	125,000	126,384

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

District of Columbia — continued

Series 2016D, GO, 5.00%, 6/1/2022	30,000	30,332

Series 2017A, GO, 5.00%, 6/1/2022	145,000	146,606

Series 2017D, GO, 5.00%, 6/1/2022	115,000	116,274

Series 2018A, GO, 5.00%, 6/1/2022	55,000	55,609

Series 2018B, GO, 5.00%, 6/1/2022	270,000	272,990

Series 2019A, GO, 5.00%, 10/15/2022	150,000	153,988

Series 2013A, GO, 5.00%, 6/1/2023	60,000	63,030

Series D, GO, 5.00%, 6/1/2023	25,000	26,262

Series 2013A, GO, 5.00%, 6/1/2024	225,000	236,219

Series 2013A, GO, 5.00%, 6/1/2026	35,000	36,714

District of Columbia Housing Finance Agency, Multi-Family Development Program

Series 2018B-1, Rev., VRDO, FHA, 2.55%, 3/1/2022 (c)	100,000	100,000

Series 2019B-2, Rev., FHA, 1.70%, 3/1/2023	165,000	165,824

Series 2019B-1, Rev., FHA, 1.75%, 9/1/2023 (c)	545,000	548,307

District of Columbia Housing Finance Agency, Strand Residences Project Rev., 1.45%, 8/1/2022 (c)	1,300,000	1,303,256

District of Columbia Water and Sewer Authority, Public Utility, Subordinate Lien

Series 2014C, Rev., 5.00%, 10/1/2022	75,000	76,873

Series A, Rev., 5.00%, 10/1/2022	65,000	66,623

Series 2013A, Rev., 5.00%, 10/1/2023 (b)	75,000	79,639

Series 2014C, Rev., 5.00%, 10/1/2023	75,000	79,664

District of Columbia, Children’s Hospital Obligated Group

Rev., 5.00%, 7/15/2022	1,050,000	1,066,734

Rev., 5.00%, 7/15/2023	775,000	816,474

District of Columbia, Deed Tax

Series 2010-B, Rev., 5.00%, 6/1/2022	45,000	45,487

Series 2012A, Rev., 5.00%, 6/1/2022	70,000	70,757

Series 2012B, Rev., 5.00%, 6/1/2022	85,000	85,920

Series 2012A, Rev., 5.00%, 6/1/2023	20,000	20,195

District of Columbia, Federal Highway

Rev., 5.00%, 12/1/2022	20,000	20,618

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	265

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

District of Columbia — continued

Rev., 5.00%, 12/1/2024	495,000	522,164

District of Columbia, Gallery Place Project Rev., 5.00%, 6/1/2024	100,000	100,353

District of Columbia, Income Tax

Series 2020A, Rev., 5.00%, 3/1/2022	65,000	65,000

Series 2019C, Rev., 5.00%, 10/1/2022	55,000	56,377

Series 2020B, Rev., 5.00%, 10/1/2022	105,000	107,628

Series 2012C, Rev., 3.25%, 12/1/2022	25,000	25,466

Series 2012A, Rev., 4.00%, 12/1/2022	125,000	128,026

Series 2012C, Rev., 4.00%, 12/1/2022	125,000	128,026

Series 2012A, Rev., 5.00%, 12/1/2022	115,000	118,639

Series 2012C, Rev., 5.00%, 12/1/2022	160,000	165,063

Series 2012D, Rev., 5.00%, 12/1/2022	25,000	25,791

Series 2014A, Rev., 5.00%, 12/1/2022	245,000	252,753

Series 2019A, Rev., 5.00%, 3/1/2023	60,000	62,470

Series 2020B, Rev., 5.00%, 10/1/2023	80,000	84,988

Series 2012A, Rev., 5.00%, 12/1/2023	85,000	87,607

Series 2012C, Rev., 5.00%, 12/1/2023	85,000	87,607

Series 2014A, Rev., 5.00%, 12/1/2023	85,000	90,779

Series 2012A, Rev., 5.00%, 12/1/2024	20,000	20,611

Series 2020B, Rev., 5.00%, 10/1/2025	95,000	107,181

Series 2012A, Rev., 5.00%, 12/1/2025	50,000	51,521

Series 2012C, Rev., 5.00%, 12/1/2025	80,000	82,434

Series 2012A, Rev., 5.00%, 12/1/2026	200,000	206,054

District of Columbia, National Public Radio, Inc. Rev., 4.00%, 4/1/2023 (b)	45,000	46,497

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

District of Columbia — continued

District of Columbia, The Catholic University of America Issue Rev., 5.00%, 10/1/2022	180,000	184,292

District of Columbia, Water and Sewer Authority, Public Utility, Senior Lien

Series 2017B, Rev., 5.00%, 10/1/2022	75,000	76,882

Rev., AGM, 5.50%, 10/1/2023	150,000	157,305

District of Columbia, Water and Sewer Authority, Public Utility, Subordinate Lien

Series A, Rev., 4.00%, 10/1/2022	25,000	25,480

Series A, Rev., 5.00%, 10/1/2022	115,000	117,871

Series 2014C, Rev., 5.00%, 10/1/2024	25,000	27,379

Series C, Rev., 5.00%, 10/1/2024	475,000	486,692

Metropolitan Washington Airports Authority Aviation

Subseries C-2, Rev., VRDO, LOC: TD Bank NA, 0.20%, 3/9/2022 (c)	20,000,000	20,000,000

Series B, Rev., 5.00%, 10/1/2022	200,000	204,935

Metropolitan Washington Airports Authority Dulles Toll Road, Capital Appreciation Series 2009B, Rev., AGC, Zero Coupon, 10/1/2022	80,000	79,468

Washington Metropolitan Area Transit Authority

Rev., 5.00%, 7/1/2022	25,000	25,366

Series 2017B, Rev., 5.00%, 7/1/2022	445,000	451,509

Series A-1, Rev., 5.00%, 7/1/2022	70,000	71,038

Series 2017B, Rev., 5.00%, 7/1/2023	100,000	105,339

Series A-1, Rev., 5.00%, 7/1/2023	25,000	26,352

Series 2017B, Rev., 5.00%, 7/1/2024	20,000	21,710

Total District of Columbia		30,884,696

Florida — 6.3%

Alachua County Health Facilities Authority, Shands Teaching Hospital and Clinic

Series 2019B-1, Rev., 5.00%, 12/1/2022	60,000	61,816

Series B-1, Rev., 4.00%, 12/1/2023	100,000	104,752

Alachua County School Board

COP, 5.00%, 7/1/2022	330,000	334,727

COP, 5.00%, 7/1/2024	225,000	243,584

SEE NOTES TO FINANCIAL STATEMENTS.

266	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Florida — continued

Bay County School Board Series 2020B, COP, 5.00%, 7/1/2022	290,000	294,193

Board of Governors State University System of Florida, University System Improvement

Series 2014A, Rev., 5.00%, 7/1/2022	185,000	187,687

Series 2014A, Rev., 5.00%, 7/1/2023	185,000	194,802

Brevard County Health Facilities Authority, Health First, Inc., Project Rev., 5.00%, 4/1/2022	50,000	50,179

Brevard County School District

COP, 5.00%, 7/1/2022	25,000	25,363

Series 2015B, COP, 5.00%, 7/1/2022	80,000	81,162

Series 2013A, COP, 5.00%, 7/1/2023	160,000	168,280

Series 2015B, COP, 5.00%, 7/1/2023	90,000	94,658

Broward County, Water and Sewer Utility

Series A, Rev., 5.00%, 10/1/2022 (b)	205,000	210,095

Series B, Rev., 5.00%, 10/1/2022	115,000	117,878

Capital Trust Agency, Inc., Council Towers Apartments Project Series 2020A, Rev., 1.50%, 11/1/2023	10,450,000	10,450,000

Capital Trust Agency, Inc., mission Spring Apartments Project Series 2017A, Rev., 4.38%, 12/1/2022 (b)	125,000	134,311

Capital Trust Agency, Inc., Multi-Family Housing, Mission Springs Apartments Project Series A, Rev., 4.25%, 12/1/2022 (b)	620,000	665,607

Capital Trust Agency, Inc., Multi-Family, GMF Jacksonville Pool Project Series 2012A, Rev., 3.75%, 12/1/2022 (b)	175,000	178,190

Capital Trust Agency, Inc., Sustainability Bonds -The Marie

Rev., 4.00%, 6/15/2022 (e)	1,200,000	1,204,075

Rev., 4.00%, 6/15/2023 (e)	575,000	581,962

Rev., 4.00%, 6/15/2024 (e)	1,000,000	1,016,799

Rev., 4.00%, 6/15/2025 (e)	240,000	244,656

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Florida — continued

Central Florida Expressway Authority, Senior Lien

Rev., 5.00%, 7/1/2022	275,000	278,939

Rev., 5.00%, 7/1/2023	65,000	68,390

Series 2016B, Rev., 5.00%, 7/1/2025	25,000	27,863

Citizens Property Insurance, Inc. Series A-1, Rev., 5.00%, 6/1/2022	385,000	389,205

City of Apopka, Utility System Rev., 5.00%, 10/1/2023	30,000	30,696

City of Bradenton, Special Obligation Rev., 4.00%, 9/1/2022	25,000	25,406

City of Cape Coral, Water & Sewer Rev., 5.00%, 10/1/2022	25,000	25,603

City of Clearwater, Stormwater System Rev., 4.75%, 11/1/2022	55,000	56,472

City of Clearwater, Water & Sewer Rev., 5.00%, 12/1/2022	50,000	51,586

City of Clearwater, Water and Sewer Rev., 5.00%, 12/1/2023	50,000	53,354

City of Cocoa Rev., 4.00%, 10/1/2022	25,000	25,466

City of Daytona Beach GO, 3.00%, 7/1/2022	30,000	30,242

City of Delray Beach Rev., 5.00%, 6/1/2023	40,000	41,964

City of Deltona, Utility System Rev., 5.00%, 10/1/2023 (b)	25,000	26,506

City of Fort Lauderdale Water and Sewer Rev., 5.00%, 9/1/2022	25,000	25,541

City of Fort Lauderdale, Police and Public Safety Projects Series 2020B, GO, 5.00%, 7/1/2022	50,000	50,733

City of Fort Myers

Series 2014A, Rev., 3.00%, 12/1/2022	50,000	50,782

Series 2018A, Rev., 5.00%, 12/1/2022	35,000	36,068

City of Fort Myers, Utility System Series 2019A, Rev., 4.00%, 10/1/2023	100,000	104,397

City of Gainesville, Utilities System

Series 2012A, Rev., 5.00%, 10/1/2022	270,000	276,758

Series 2017A, Rev., 5.00%, 10/1/2022	425,000	435,637

Series 2012A, Rev., 2.50%, 10/1/2023	340,000	342,917

Series 2017A, Rev., 5.00%, 10/1/2023	25,000	26,559

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	267

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Florida — continued

Series 2012A, Rev., 5.00%, 10/1/2024	330,000	338,044

Series 2012A, Rev., 5.00%, 10/1/2025	50,000	51,216

Series 2012A, Rev., 5.00%, 10/1/2026	50,000	51,207

City of Hallandale Beach Rev., 5.00%, 10/1/2023	25,000	26,473

City of Jacksonville

Series 2012A, Rev., 4.25%, 10/1/2022 (b)	60,000	61,213

Rev., 5.00%, 10/1/2022	20,000	20,505

Series 2012A, Rev., 5.00%, 10/1/2022 (b)	740,000	758,171

Series 2012B, Rev., 5.00%, 10/1/2022	310,000	317,832

Series 2020A, Rev., 5.00%, 10/1/2022	250,000	256,316

Series C, Rev., 5.00%, 10/1/2022	100,000	102,527

Rev., 5.00%, 10/1/2023	245,000	260,275

Series C, Rev., 5.00%, 10/1/2024	135,000	138,315

Series 2012C, Rev., 5.00%, 10/1/2025	350,000	358,573

City of Jacksonville, Better Jacksonville Sales Tax

Rev., 5.00%, 10/1/2022	700,000	717,686

Rev., 5.00%, 10/1/2025	145,000	148,535

City of Jacksonville, Florida Power and Light Co., Project Rev., VRDO, 0.08%, 3/1/2022 (c)	3,150,000	3,150,000

City of Jacksonville, Health Care Facilities, Baptist Medical Center Series 2019A, Rev., 4.00%, 8/15/2023	265,000	276,331

City of Jacksonville, Sales Tax

Rev., 5.00%, 10/1/2022	45,000	46,137

Rev., 5.00%, 10/1/2024	355,000	363,654

City of Lakeland, Department of Electric Utilities

Rev., 5.00%, 10/1/2022	65,000	66,631

Rev., 5.00%, 10/1/2023	25,000	26,558

Rev., 5.00%, 10/1/2026	20,000	22,723

City of Lakeland, Lakeland Regional Health Systems Rev., 5.00%, 11/15/2022	50,000	51,484

City of Lauderhill GO, 4.00%, 1/1/2023	70,000	71,738

City of Marco Island Rev., 5.00%, 10/1/2023	70,000	74,171

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Florida — continued

City of Miami Beach, Stormwater Rev., 5.00%, 9/1/2022	220,000	224,695

City of Miramar, Utility System Rev., 5.00%, 10/1/2022	40,000	41,001

City of North Miami Beach

Rev., 5.00%, 8/1/2022 (b)	85,000	86,535

Series 2020A, Rev., 5.00%, 8/1/2022	40,000	40,706

City of Oakland Park, Water and Sewer Rev., 5.00%, 9/1/2022	30,000	30,634

City of Ocoee, Capital Improvement

Rev., 5.00%, 10/1/2022	90,000	92,178

Rev., 5.00%, 10/1/2023	50,000	52,898

City of Ocoee, Water and Sewer System Rev., 5.00%, 10/1/2022	20,000	20,490

City of Orlando, Capital Improvement

Series 2016B, Rev., 5.00%, 10/1/2022	25,000	25,626

Series B, Rev., 5.00%, 10/1/2022	240,000	246,007

Series C, Rev., 5.00%, 10/1/2022	25,000	25,626

Series 2018B, Rev., 5.00%, 10/1/2023	50,000	53,076

Series 2016B, Rev., 5.00%, 10/1/2024	25,000	27,380

City of Orlando, Florida Contract Tourist Development Tax Payments

Series 2014A, Rev., 5.00%, 11/1/2022 (b)	50,000	51,408

Series 2014A, Rev., 5.00%, 5/1/2024 (b)	20,000	21,605

City of Palm Coast, Utility System Rev., 5.00%, 10/1/2022	20,000	20,489

City of Panama City Beach, Utility System Rev., 5.00%, 6/1/2022	60,000	60,666

City of Pembroke Pines GO, 5.00%, 9/1/2022	30,000	30,649

City of Pompano Beach GO, 5.00%, 7/1/2023	100,000	105,339

City of Pompano Beach, John Knox Village Project

Rev., 3.25%, 9/1/2022	145,000	145,950

Series 2021B-2, Rev., 1.45%, 1/1/2027	760,000	720,224

City of Port Orange GO, 4.00%, 4/1/2022	25,000	25,071

City of Port St. Lucie, Utility System

Rev., 5.00%, 9/1/2022	300,000	306,282

Rev., NATL-RE, 5.25%, 9/1/2022	120,000	122,655

SEE NOTES TO FINANCIAL STATEMENTS.

268	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Florida — continued

Rev., NATL-RE, 5.25%, 9/1/2023	205,000	217,728

City of Sarasota, St. Armands Paid Parking Area Improvements

Series 2017B, Rev., 3.00%, 10/1/2022	25,000	25,337

Series 2017A, Rev., 4.00%, 10/1/2023	25,000	26,107

City of South Miami Health Facilities Authority, Inc., Baptist Health South Florida Obligated Group

Rev., 5.00%, 8/15/2022	535,000	545,178

Rev., 5.00%, 8/15/2023	55,000	58,044

City of St. Augustine, Water and Sewer Rev., AGM, 5.00%, 10/1/2023	225,000	238,771

City of St. Petersburg, Public Service Tax

Series 2016A, Rev., 4.00%, 10/1/2022	215,000	219,138

Series 2016A, Rev., 4.00%, 10/1/2023	35,000	36,612

City of St. Petersburg, Public Utility

Rev., 3.00%, 10/1/2022	25,000	25,336

Series 2013A, Rev., 3.00%, 10/1/2022	30,000	30,404

Series 2013A, Rev., 3.75%, 10/1/2022 (b)	25,000	25,439

Series 2013A, Rev., 4.00%, 10/1/2022 (b)	40,000	40,763

Series 2013B, Rev., 4.00%, 10/1/2022 (b)	50,000	50,953

Series 2014B, Rev., 5.00%, 10/1/2022	20,000	20,501

Series 2016C, Rev., 5.00%, 10/1/2022	55,000	56,377

Series 2014B, Rev., 5.00%, 10/1/2023	30,000	31,851

City of Tallahassee

Rev., 5.00%, 10/1/2022	370,000	379,261

Rev., 5.00%, 10/1/2023	150,000	153,451

Rev., 5.00%, 10/1/2024	200,000	204,864

City of Tallahassee, Energy System

Rev., 5.00%, 10/1/2022	55,000	56,377

Rev., 5.00%, 10/1/2023	110,000	116,858

City of Tallahassee, Utility System Rev., 5.00%, 10/1/2023	30,000	31,870

City of Tampa, Baycare Health System Issue

Series 2012A, Rev., 5.00%, 11/15/2024	1,145,000	1,154,805

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Florida — continued

Series 2012A, Rev., 5.00%, 11/15/2025	605,000	610,055

City of Tampa, Capital Improvement Cigarette Tax Allocation, H. Lee Moffitt Cancer Center Project Series 2012A, Rev., 5.00%, 9/1/2022	100,000	102,104

City of Tampa, Central And Lower Basin Stormwater Improvements Rev., 5.00%, 5/1/2022	200,000	201,474

City of Tampa, Sales Tax Rev., 5.00%, 10/1/2022	225,000	230,591

City of Tampa, University of Tampa Projects Rev., 5.00%, 4/1/2023	100,000	104,156

City of Tampa, Utilities Tax Series 2012A, Rev., 5.00%, 10/1/2022	20,000	20,497

City of Venice, Utility System

Rev., 3.13%, 12/1/2022 (b)	25,000	25,435

Rev., 3.50%, 12/1/2022 (b)	25,000	25,505

Rev., 3.63%, 12/1/2022 (b)	20,000	20,422

Rev., 5.00%, 12/1/2022 (b)	50,000	51,571

City of West Palm Beach, Parks and Recreation Projects GO, 5.00%, 4/1/2022	60,000	60,221

City of West Palm Beach, Utility System

Series 2017C, Rev., 5.00%, 10/1/2022	25,000	25,625

Series 2012A, Rev., 5.00%, 10/1/2023	100,000	102,319

City of Winter Haven Series 2015A, Rev., 4.00%, 10/1/2022	20,000	20,379

Clay County School Board COP, AGM, 5.00%, 7/1/2022	125,000	126,790

County of Bay, Water and Sewer System Series 2015A, Rev., 2.25%, 9/1/2022	25,000	25,182

County of Bay, Wholesale Water System Rev., 5.00%, 9/1/2022	30,000	30,642

County of Brevard, Water and Wastewater Utility

Rev., 5.00%, 9/1/2022	80,000	81,732

Rev., 5.00%, 9/1/2023	40,000	42,249

County of Broward, Airport System

Series 2013C, Rev., 5.00%, 10/1/2022	195,000	199,684

Series P-2, Rev., 5.00%, 10/1/2022	270,000	276,486

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	269

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Florida — continued

Series Q-1, Rev., 5.00%, 10/1/2022 (b)	45,000	46,118

Series Q-1, Rev., 5.00%, 10/1/2022	155,000	158,723

Series P-2, Rev., 5.00%, 10/1/2023	415,000	424,133

Series Q-1, Rev., 5.00%, 10/1/2023	220,000	224,842

Series 2013B, Rev., 5.25%, 10/1/2023 (b)	50,000	53,248

Series Q-1, Rev., 5.00%, 10/1/2024	280,000	286,677

Series Q-1, Rev., 5.00%, 10/1/2025	130,000	133,061

Series 2013C, Rev., 5.25%, 10/1/2026	400,000	424,548

County of Broward, Half-Cent Sales Tax Rev., 5.00%, 10/1/2023	30,000	31,822

County of Broward, Port Facilities Series 2019C, Rev., 5.00%, 9/1/2022	150,000	153,171

County of Citrus, Capital Improvement Rev., 5.00%, 10/1/2022	70,000	71,628

County of Citrus, Water and Wastewater System Rev., 5.00%, 10/1/2022	20,000	20,495

County of Clay, Sales Surtax Rev., 5.00%, 10/1/2022	25,000	25,608

County of Collier, Special Obligation

Rev., 5.00%, 10/1/2023	115,000	115,375

Rev., 4.00%, 10/1/2025	200,000	203,625

County of Escambia Rev., 5.00%, 10/1/2022	120,000	122,968

County of Escambia, Sales Tax Rev., 5.00%, 10/1/2022	25,000	25,618

County of Hernando, Water and Sewer Series 2013A, Rev., 5.00%, 6/1/2023 (b)	40,000	42,005

County of Hillsborough, Capital Improvement Rev., 5.00%, 8/1/2022	405,000	412,346

County of Hillsborough, Communications Services Tax Rev., 5.00%, 10/1/2024	35,000	38,350

County of Hillsborough, Community Investment Tax

Rev., 5.00%, 11/1/2022	150,000	154,182

Series 2012B, Rev., 5.00%, 11/1/2022	80,000	82,230

Rev., 5.00%, 11/1/2023	175,000	185,509

Rev., 5.00%, 11/1/2025	25,000	28,111

County of Lee Rev., 5.00%, 10/1/2022	100,000	102,497

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Florida — continued

County of Lee County, Water and Sewer

Series 2012A, Rev., 5.00%, 10/1/2022 (b)	20,000	20,497

Series 2012B, Rev., 5.00%, 10/1/2022 (b)	50,000	51,243

Series 2013B, Rev., 5.00%, 10/1/2022	155,000	158,870

Series A, Rev., 5.00%, 10/1/2022	20,000	20,500

Series A, Rev., 4.25%, 10/1/2023 (b)	25,000	26,253

Series A, Rev., 5.00%, 10/1/2023 (b)	40,000	42,474

County of Lee, Non-Ad valorem Rev., 5.00%, 10/1/2023	100,000	106,104

County of Lee, Tourist Development Tax Series 2019A, Rev., 5.00%, 10/1/2024	25,000	27,353

County of Lee, Transportation Facilities

Rev., AGM, 5.00%, 10/1/2022	490,000	501,829

Rev., AGM, 5.00%, 10/1/2023	200,000	211,818

Rev., AGM, 5.00%, 10/1/2024	200,000	217,969

County of Manatee, Public Utilities Rev., 5.00%, 10/1/2022	200,000	205,006

County of Manatee, Transportation Projects

Rev., 5.00%, 10/1/2022	25,000	25,626

Rev., 5.00%, 10/1/2023	50,000	52,995

County of Martin, Half-Cent Sales Tax Rev., 5.00%, 7/1/2022	30,000	30,440

County of Miami-Dade

Series 2016A, GO, 5.00%, 7/1/2022	75,000	76,100

Series 2020A, GO, 5.00%, 7/1/2022	70,000	71,026

Series B, Rev., AGM, 4.00%, 10/1/2022 (b)	25,000	25,477

Series 2013A, Rev., 5.00%, 4/1/2023	75,000	78,291

Series 2016A, GO, 5.00%, 7/1/2023	25,000	26,324

County of Miami-Dade, Aviation System

Series A, Rev., 5.00%, 10/1/2022	130,000	133,123

Series B, Rev., 5.00%, 10/1/2022	145,000	148,483

Series B, Rev., 4.00%, 10/1/2023	225,000	228,654

Series 2012B, Rev., 5.00%, 10/1/2024	400,000	409,538

County of Miami-Dade, Building Better Communities Program

Series 2013A, GO, 5.00%, 7/1/2022	385,000	390,645

SEE NOTES TO FINANCIAL STATEMENTS.

270	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Florida — continued

Series 2015-D, GO, 5.00%, 7/1/2022	70,000	71,026

Series 2016A, GO, 5.00%, 7/1/2022	90,000	91,319

Series 2015-D, GO, 5.00%, 7/1/2023	25,000	26,325

Series 2016A, GO, 5.00%, 7/1/2024	30,000	32,615

County of Miami-Dade, Capital Asset Acquisition

Series 2013A, Rev., 5.00%, 4/1/2022	80,000	80,294

Series 2013B, Rev., 5.00%, 4/1/2022	90,000	90,330

Series 2016B, Rev., 5.00%, 4/1/2022	355,000	356,304

Series 2017A, Rev., 5.00%, 4/1/2022	120,000	120,441

County of Miami-Dade, Jackson Health System Series 2015A, Rev., 5.00%, 6/1/2022	610,000	616,755

County of Miami-Dade, Parks Program

Series 2011B, GO, 3.50%, 11/1/2022	30,000	30,066

Series 2015A, GO, 5.00%, 11/1/2022	110,000	113,119

County of Miami-Dade, Public Health Trust Program

Series 2016A, GO, 5.00%, 7/1/2022	45,000	45,661

Series 2016A, GO, 2.50%, 7/1/2023	215,000	219,420

County of Miami-Dade, Seaport Department Series A, Rev., AGM, 5.00%, 10/1/2023 (b)	80,000	84,948

County of Miami-Dade, Special Obligation

Series 2012A, Rev., 5.00%, 10/1/2022 (b)	175,000	179,349

Series A, Rev., 5.00%, 10/1/2022 (b)	90,000	92,237

Series B, Rev., 5.00%, 10/1/2022 (b)	175,000	179,349

Series B, Rev., AGM, 5.00%, 10/1/2022 (b)	50,000	51,242

County of Miami-Dade, Subordinate Special Obligation

Series 2012B, Rev., 5.00%, 10/1/2022 (b)	1,035,000	1,060,721

Series A, Rev., 5.00%, 10/1/2022 (b)	35,000	35,870

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Florida — continued

County of Miami-Dade, Transit System, Sales Surtax

Rev., 3.25%, 7/1/2022 (b)	25,000	25,219

Rev., 5.00%, 7/1/2022	285,000	288,996

Rev., 5.00%, 7/1/2022 (b)	1,160,000	1,176,890

Rev., 5.00%, 7/1/2023	385,000	404,504

County of Miami-Dade, Transit System, Sales Tax

Rev., 3.38%, 7/1/2022 (b)	20,000	20,183

Rev., 4.00%, 7/1/2022 (b)	150,000	151,690

Rev., 5.00%, 7/1/2022 (b)	120,000	121,747

County of Miami-Dade, Water and Sewer System

Rev., 5.00%, 10/1/2022	180,000	184,505

Series 2013A, Rev., 5.00%, 10/1/2022 (b)	45,000	46,118

Series A, Rev., 5.00%, 10/1/2022 (b)	535,000	548,295

Series 2008B, Rev., AGM, 5.25%, 10/1/2022	120,000	123,134

Series B, Rev., AGM, 4.13%, 10/1/2023 (b)	110,000	115,300

Rev., 5.00%, 10/1/2023	125,000	132,712

Series 2013B, Rev., 5.00%, 10/1/2023 (b)	120,000	127,423

Series B, Rev., 5.00%, 10/1/2023 (b)	20,000	21,237

Series B, Rev., 5.25%, 10/1/2023 (b)	20,000	21,315

Rev., 5.00%, 10/1/2024	120,000	131,230

County of Okaloosa, Sales Tax

Rev., 5.00%, 10/1/2022	130,000	133,254

Rev., 5.00%, 10/1/2023	25,000	26,526

County of Orange, Water Utility System Rev., 5.00%, 10/1/2022	20,000	20,501

County of Osceola, Infrastructure Sales Surtax Rev., 5.00%, 10/1/2022	840,000	860,328

County of Osceola, Sales Tax Series 2016A, Rev., 4.00%, 10/1/2022	90,000	91,658

County of Palm Beach

Rev., 5.00%, 11/1/2022	25,000	25,709

Rev., 5.00%, 11/1/2023	30,000	31,930

County of Palm Beach, Library District Improvement Projects GO, 5.00%, 8/1/2022	50,000	50,907

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	271

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Florida — continued

County of Palm Beach, Public Improvement

Rev., 5.00%, 6/1/2022 (b)	30,000	30,330

Rev., 5.00%, 6/1/2022	175,000	176,929

Series 2014A, Rev., 5.00%, 11/1/2022	30,000	30,851

County of Palm Beach, Recreational and Cultural Facilities GO, 5.00%, 7/1/2022	210,000	213,079

County of Palm Beach, Water and Sewer Rev., 5.00%, 10/1/2023 (b)	25,000	26,546

County of Palm Beach, Water and Sewer, FPL Reclaimed Water Project Rev., 5.00%, 10/1/2022	35,000	35,874

County of Pasco, Fire-Rescue Projects Series 2019B, GO, 5.00%, 10/1/2023	35,000	37,154

County of Pasco, Half-Cent Sales Tax and Improvement Series 2013A, Rev., 5.00%, 12/1/2022	295,000	304,222

County of Pasco, Water and Sewer Series 2014A, Rev., 5.00%, 10/1/2022	70,000	71,731

County of Pinellas, Sewer Rev., 5.00%, 10/1/2022 (b)	60,000	61,473

County of Polk, Public Facilities Rev., 4.00%, 12/1/2022	25,000	25,598

County of Polk, Utility System Rev., 5.00%, 10/1/2022	265,000	271,633

County of Sarasota

Rev., 5.00%, 10/1/2022	90,000	92,252

Rev., 5.00%, 10/1/2023	25,000	26,559

County of Sarasota, Infrastructure Sales Surtax Rev., 5.00%, 10/1/2022	210,000	215,256

County of Sarasota, Infrastructure Sales Surtax Rev., 5.00%, 10/1/2022	190,000	194,755

County of Sarasota, Utility System

Rev., 5.00%, 10/1/2022	100,000	102,503

Rev., 5.00%, 10/1/2023 (b)	25,000	26,546

County of Seminole, Water and Sewer System

Series 2015A, Rev., 5.00%, 10/1/2022	20,000	20,503

Series 2015B, Rev., 5.00%, 10/1/2022	75,000	76,886

Series 2015A, Rev., 5.00%, 10/1/2023	50,000	53,101

County of St. Johns, Sales Tax Rev., AGM, 5.00%, 10/1/2023	35,000	37,154

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Florida — continued

County of St. Johns, Transportation Improvement Rev., AGM, 5.00%, 10/1/2022	45,000	46,113

County of St. Johns, Water and Sewer System

Rev., 5.00%, 6/1/2022	120,000	121,329

Series A, Rev., 5.00%, 12/1/2022 (b)	75,000	77,356

County of St. Lucie, Non-Ad Valorem Rev., 5.00%, 10/1/2023	75,000	79,128

County of St. Lucie, Power and Light Co. Project Rev., VRDO, 0.11%, 3/1/2022 (c)	45,750,000	45,750,000

County of St. Lucie, Sales Tax Series A, Rev., AGM, 5.00%, 10/1/2023 (b)	65,000	68,883

Escambia County Housing Finance Authority, Multi County Program Series 2019B, Rev., GNMA COLL, 1.65%, 4/1/2023	80,000	80,317

Escambia County School Board Series 2020A, COP, 5.00%, 2/1/2023	80,000	82,989

Escambia County School Board, Sales Tax

Rev., 5.00%, 9/1/2022	140,000	142,973

Rev., 5.00%, 9/1/2023	125,000	132,010

Florida Atlantic University Finance Corp., Student Housing Project Series 2019A, Rev., 5.00%, 7/1/2022	210,000	213,015

Florida Atlantic University Housing System Series 2016A, Rev., 5.00%, 7/1/2022	35,000	35,501

Florida Department of Children and Families, Evaluation Treatment Center Financing Corp. Project Series 2021A, COP, 5.00%, 10/1/2022	30,000	30,721
Florida Department of Environmental Protection

Series 2012A, Rev., 5.00%, 7/1/2022	340,000	344,985

Series 2014A, Rev., 5.00%, 7/1/2022	150,000	152,199

Series 2016A, Rev., 5.00%, 7/1/2022	190,000	192,786

Series 2017A, Rev., 5.00%, 7/1/2022	300,000	304,399

Series 2018A, Rev., 5.00%, 7/1/2022	210,000	213,079

SEE NOTES TO FINANCIAL STATEMENTS.

272	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Florida — continued

Series 2012A, Rev., 5.00%, 7/1/2023	290,000	293,871

Series 2014A, Rev., 5.00%, 7/1/2023	325,000	342,397

Florida Department of Environmental Protection, Everglades Restoration

Series 2019A, Rev., 5.00%, 7/1/2022	45,000	45,660

Series 2013A, Rev., 4.00%, 7/1/2025	200,000	202,098
Florida Department of Management Services

Series 2015A, COP, 5.00%, 8/1/2022	421,000	428,622

Series 2018A, COP, 5.00%, 11/1/2022	135,000	138,809

Series 2021A, COP, 5.00%, 11/1/2022	255,000	262,196

Series 2015A, COP, 5.00%, 8/1/2023	185,000	195,402

Series 2018A, COP, 5.00%, 11/1/2023	25,000	26,604

Series 2018A, COP, 5.00%, 11/1/2026	20,000	23,115

Florida Department of Management Services, Florida Facilities Pool Series 2017A, Rev., 5.00%, 9/1/2023	110,000	116,524

Florida Development Finance Corp., Nova Southeastern University Project Series 2020A, Rev., 5.00%, 4/1/2025	190,000	209,236

Florida Governmental Utility Authority, North Fort Myers Utility System Rev., AGM, 5.00%, 10/1/2022	70,000	71,698

Florida Gulf Coast University Financing Corp., Housing Project

Series A, Rev., VRDO, LOC: TD Bank NA, 0.20%, 3/9/2022 (c)	10,300,000	10,300,000

Series 2017A, Rev., 5.00%, 8/1/2022	100,000	101,735

Series 2020A, Rev., 5.00%, 2/1/2023	120,000	124,337

Series 2020A, Rev., 5.00%, 2/1/2024	125,000	133,297

Series 2020A, Rev., 5.00%, 2/1/2025	115,000	125,902

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Florida — continued

Florida Higher Educational Facilities Financial Authority, Nova Southeastern University Project Series 2012A, Rev., 5.00%, 4/1/2022 (b)	95,000	95,343

Florida Higher Educational Facilities Financial Authority, Rollins College Project

Series 2012A, Rev., 2.63%, 12/1/2022 (b)	50,000	50,669

Series 2012B, Rev., 3.00%, 12/1/2022	50,000	50,763

Series 2012A, Rev., 3.50%, 12/1/2022 (b)	55,000	56,090

Series 2012A, Rev., 5.00%, 12/1/2022 (b)	20,000	20,621

Florida Higher Educational Facilities Financial Authority, University of Tampa Project

Series 2012A, Rev., AGM, 4.50%, 4/1/2022 (b)	100,000	100,321

Series 2012A, Rev., 5.00%, 4/1/2022 (b)	50,000	50,180

Florida Housing Finance Corp., Multi-Family Housing, Azure Estates Series 2019J, Rev., VRDO, 1.45%, 3/1/2022 (c)	15,205,000	15,205,000

Florida Municipal Loan Council

Series 2012A, Rev., AGM, 5.00%, 5/1/2022 (b)	200,000	201,460

Florida Municipal Loan Council, Lighthouse Point Series 2019A, Rev., 5.00%, 8/1/2022	60,000	61,071

Florida Municipal Power Agency, All-Requirements Power Supply Project

Series 2015B, Rev., 5.00%, 10/1/2022	30,000	30,733

Series 2016A, Rev., 5.00%, 10/1/2022	135,000	138,299

Series 2016A, Rev., 5.00%, 10/1/2023	605,000	641,242

Series 2016A, Rev., 5.00%, 10/1/2024	255,000	278,795

Series 2017A, Rev., 5.00%, 10/1/2025	50,000	56,169

Florida Municipal Power Agency, St. Lucie Project Series 2012A, Rev., 5.00%, 10/1/2026	165,000	169,029

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	273

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Florida — continued

Florida Municipal Power Agency, Stanton II Project

Series 2012A, Rev., 5.00%, 10/1/2022	235,000	240,784

Series 2012A, Rev., 5.00%, 10/1/2023	650,000	664,612

Series 2012A, Rev., 5.00%, 10/1/2025	30,000	30,717

Florida State Board of Governors, Parking Facility

Series 2014A, Rev., 5.00%, 7/1/2022	50,000	50,726

Series 2018A, Rev., 5.00%, 8/1/2022	115,000	117,073

Series 2018A, Rev., 5.00%, 8/1/2023	120,000	126,712

Florida State Board of Governors, University of Florida Student Activity Series 2013A, Rev., 5.00%, 7/1/2022	105,000	106,525

Florida State Development Commission, Everglades Parkway Series 2017A, Rev., 5.00%, 7/1/2022	65,000	65,942

FSU Financial Assistance, Inc.

Series 2012C, Rev., 4.00%, 10/1/2022	25,000	25,459

Series C, Rev., 5.00%, 10/1/2022	25,000	25,603

Series 2012C, Rev., 3.00%, 10/1/2025	100,000	100,793

Greater Orlando Aviation Authority, Airport Facilities Series 2016B, Rev., 5.00%, 10/1/2022	95,000	97,378

Halifax Hospital Medical Center Rev., 5.00%, 6/1/2022	100,000	101,057

Hillsborough County Aviation Authority, Tampa International Airport Series 2018F, Rev., 5.00%, 10/1/2023	100,000	106,088

Hillsborough County School Board

Series 2016A, COP, 5.00%, 7/1/2022	85,000	86,218

Series 2017A, COP, 5.00%, 7/1/2022	310,000	314,440

Series 2017A, COP, 5.00%, 7/1/2023	25,000	26,294

Hillsborough County School Board, Master Lease Program

COP, 5.00%, 7/1/2022	75,000	76,074

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Florida — continued

Series 2012A, COP, 5.00%, 7/1/2022 (b)	320,000	324,659

Series 2015A, COP, 5.00%, 7/1/2022	90,000	91,289

Series 2017C, COP, 5.00%, 7/1/2022	150,000	152,149

Hillsborough County School Board, Sales Tax

Series 2015B, Rev., AGM, 5.00%, 10/1/2022	85,000	86,997

Series 2015B, Rev., AGM, 5.00%, 10/1/2023	125,000	132,265

Hollywood Community Redevelopment Agency Rev., 5.00%, 3/1/2023	40,000	41,492

Indian River County District School Board

Series A, COP, 5.00%, 7/1/2022	125,000	126,791

Series B, COP, 5.00%, 7/1/2022	100,000	101,432

Series A, COP, 5.00%, 7/1/2023	270,000	283,973

Inland Protection Financing Corp.

Series 2019A, Rev., 5.00%, 7/1/2022	75,000	76,100

Series 2019A, Rev., 5.00%, 7/1/2023	30,000	31,589

Jacksonville Transportation Authority, Senior Lien Gas Tax

Rev., 5.00%, 8/1/2022	25,000	25,441

Rev., 5.00%, 8/1/2023	40,000	42,167

Rev., 5.00%, 8/1/2024	25,000	27,139

JEA Electric System

Series 2013A, Rev., 5.00%, 10/1/2022	525,000	537,912

Series 2013A, Rev., 5.00%, 10/1/2022 (b)	40,000	40,982

Series 2015A, Rev., 5.00%, 10/1/2022 (b)	20,000	20,491

Series A, Rev., 5.00%, 10/1/2022	100,000	102,467

Series B, Rev., 5.00%, 10/1/2022	100,000	102,468

Series A, Rev., 5.00%, 10/1/2023 (b)	60,000	63,663

JEA Water and Sewer System

Series 2008A-1, Rev., VRDO, LIQ: U.S. Bank NA, 0.05%, 3/1/2022 (c)	14,100,000	14,100,000

Series 2013A, Rev., 5.00%, 10/1/2022 (b)	45,000	46,105

Series 2013A, Rev., 5.00%, 10/1/2022 (b)	45,000	46,096

SEE NOTES TO FINANCIAL STATEMENTS.

274	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Florida — continued

Series 2017A, Rev., 5.00%, 10/1/2023	165,000	175,287

Key West Utility Board, Electric System Rev., 5.00%, 10/1/2023	25,000	26,538

Lake County School Board, Master Lease Program Series 2013A, COP, 4.00%, 6/1/2022	80,000	80,669

Lee County School Board (The)

Series 2012B, COP, 3.00%, 8/1/2022	425,000	425,811

Series 2012B, COP, 4.00%, 8/1/2022	145,000	147,021

Series 2014A, COP, 5.00%, 8/1/2022	75,000	76,355

Series 2019A, COP, 5.00%, 8/1/2022	475,000	483,580

Series 2020A, COP, 5.00%, 8/1/2022	25,000	25,452

Series 2012B, COP, 5.00%, 8/1/2023	30,000	30,096

Lee Memorial Health System

Series 2019A-1, Rev., 5.00%, 4/1/2022	695,000	697,467

Series 2019A-1, Rev., 5.00%, 4/1/2023	20,000	20,853

Series A-1, Rev., 5.00%, 4/1/2025	160,000	176,605

Leon County School District, Sales Tax Rev., 5.00%, 9/1/2022	65,000	66,381

Marion County School Board Series 2015B, COP, 5.00%, 6/1/2023	20,000	20,977

Martin County Health Facilities Authority, Martin Memorial Medical Center

Rev., 5.00%, 11/15/2022 (b)	45,000	46,325

Rev., 4.25%, 11/15/2024 (b)	105,000	113,261

Martin County School District Series 2014A, COP, AGM, 5.00%, 7/1/2022	25,000	25,356

Martin County School District, Florida Master Lease Program COP, 5.00%, 10/1/2022	160,000	163,881

Miami Beach Health Facilities Authority, Mount Sinai Medical Center Rev., 5.00%, 11/15/2022 (b)	280,000	288,242

Miami-Dade County Educational Facilities Authority, University of Miami Series B, Rev., AMBAC, 5.25%, 4/1/2022	185,000	185,678

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Florida — continued

Miami-Dade County Expressway Authority, Toll System

Series 2013A, Rev., 5.00%, 7/1/2022	50,000	50,705

Series 2014B, Rev., 5.00%, 7/1/2022	150,000	152,113

Series 2014B, Rev., 5.00%, 7/1/2023	30,000	31,536

Series 2014B, Rev., 5.00%, 7/1/2025	220,000	238,277

Miami-Dade County Health Facilities Authority, Miami Children’s Hospital Rev., 5.00%, 8/1/2023 (b)	25,000	26,366

Miami-Dade County Health Facilities Authority, Niklaus Children’s Hospital Rev., 5.00%, 8/1/2022	120,000	122,183

Miami-Dade County Housing Finance Authority, Cabana Club Apartments Rev., 1.40%, 4/1/2022 (c)	905,000	905,342

Miami-Dade County Housing Finance Authority, Multi-family Rev., 0.25%, 8/1/2023 (c)	100,000	98,970

Monroe County School District, Sales Tax Rev., AGM, 5.00%, 10/1/2022	250,000	256,020

New Smyrna Beach Utilities Commission Rev., 5.00%, 10/1/2022	65,000	66,627

Orange County Convention Center, Tourist Development Tax

Rev., 5.00%, 10/1/2022	425,000	435,209

Rev., 5.00%, 10/1/2023	50,000	52,979

Orange County Health Facilities Authority, Orlando Health Obligated Group

Series 2012A, Rev., 5.00%, 4/1/2022 (b)	120,000	120,433

Series 2016A, Rev., 5.00%, 10/1/2023	115,000	121,945

Series 2019B, Rev., 5.00%, 10/1/2024	75,000	81,738

Orange County Housing Finance Authority, Jernigan Gardens Project Series 2020B, Rev., 0.35%, 10/1/2022 (c)	75,000	74,730

Orange County School Board

Series 2012B, COP, 5.00%, 8/1/2022 (b)	1,590,000	1,618,386

Series 2015D, COP, 5.00%, 8/1/2023	200,000	211,012

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	275

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Florida — continued

Orlando Utilities Commission, Utility System

Series 2011C, Rev., 4.00%, 10/1/2022	90,000	91,705

Series 2011C, Rev., 5.00%, 10/1/2022	435,000	445,759

Series 2013A, Rev., 5.00%, 10/1/2022	400,000	409,893

Series 2010C, Rev., 5.25%, 10/1/2022	150,000	153,927

Series 2012A, Rev., 5.00%, 10/1/2023	20,000	21,231

Series 2013A, Rev., 5.00%, 10/1/2023	135,000	143,307

Series 2016A, Rev., 5.00%, 10/1/2023	25,000	26,538

Series 2018A, Rev., 5.00%, 10/1/2023	25,000	26,538

Series 2013A, Rev., 5.00%, 10/1/2024	45,000	49,283

Orlando-Orange County Expressway Authority

Rev., 5.00%, 7/1/2022	770,000	781,159

Rev., AGM, 5.00%, 7/1/2022 (b)	185,000	187,663

Series 2013B, Rev., 5.00%, 7/1/2022	425,000	431,159

Series 2013B, Rev., AGM, 5.00%, 7/1/2022	20,000	20,293

Series 2013B, Rev., 5.00%, 7/1/2023	20,000	21,030

Osceola County School Board

Series 2013A, COP, 4.00%, 6/1/2022	100,000	100,846

Series 2013A, COP, 5.00%, 6/1/2023	180,000	188,791

Palm Beach County Health Facilities Authority, Baptist Health South Florida Obligated Group

Rev., 5.00%, 8/15/2022	665,000	677,651

Rev., 5.00%, 8/15/2024	560,000	609,180

Palm Beach County School District

Series 2012A, COP, 5.00%, 8/1/2022 (b)	175,000	178,161

Series 2014B, COP, 5.00%, 8/1/2022	210,000	213,758

Series 2015B, COP, 5.00%, 8/1/2022	105,000	106,879

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Florida — continued

Series 2015D, COP, 5.00%, 8/1/2022	220,000	223,937

Series 2017B, COP, 5.00%, 8/1/2022	65,000	66,163

Series 2018A, COP, 5.00%, 8/1/2022	400,000	407,158

Series 2018B, COP, 5.00%, 8/1/2022	50,000	50,895

Series 2018C, COP, 5.00%, 8/1/2022	120,000	122,147

Series 2014B, COP, 5.00%, 8/1/2023	85,000	89,680

Series 2017B, COP, 5.00%, 8/1/2023	50,000	52,753

Series 2018B, COP, 5.00%, 8/1/2023	20,000	21,101

Series 2018A, COP, 5.00%, 8/1/2024	80,000	87,104

Series 2018B, COP, 5.00%, 8/1/2024	100,000	108,855

Series 2012C, COP, 5.00%, 8/1/2025	25,000	25,441

Series 2017B, COP, 5.00%, 8/1/2025	40,000	44,826

Pasco County School Board

Series 2018A, COP, 4.00%, 8/1/2022	100,000	101,369

Series 2013A, COP, 5.00%, 8/1/2022	625,000	636,131

Series 2020D, COP, AGM, 5.00%, 8/1/2022	100,000	101,781

Series 2015A, COP, 5.00%, 8/1/2023	40,000	42,133

Pasco County School Board, Sales Tax

Rev., 5.00%, 10/1/2022	620,000	635,187

Rev., 5.00%, 10/1/2023	35,000	37,057

Peace River Manasota Regional Water Supply Authority, Utility System Rev., 4.00%, 10/1/2022	55,000	56,042

Pinellas County Housing Finance Authority, Multi-Family Housing, Lexington Club at Renaissance Square Apartments Rev., 0.30%, 4/1/2022 (c)	845,000	844,537

Pinellas County School Board, Master Lease Program Series 2017A, COP, 5.00%, 7/1/2022	20,000	20,289

Polk County School District, Sales Tax

Rev., 5.00%, 10/1/2022	280,000	287,008

SEE NOTES TO FINANCIAL STATEMENTS.

276	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Florida — continued

Rev., 5.00%, 10/1/2023	25,000	26,530

Rev., 5.00%, 10/1/2024	30,000	32,792

Port St. Lucie Community Redevelopment Agency Rev., 5.00%, 1/1/2023	170,000	175,782

Reedy Creek Improvement District, Ad Valorem Tax

Series A, GO, 5.00%, 6/1/2022	65,000	65,712

Series A, GO, 5.00%, 6/1/2023 (b)	25,000	26,253

Series B, GO, 5.00%, 6/1/2023	25,000	26,246

Riviera Beach Utility Special District Rev., 5.00%, 10/1/2022	25,000	25,611

Santa Rosa County School Board COP, 5.00%, 2/1/2023	75,000	77,760

Sarasota County Public Hospital District, Sarasota Memorial Hospital Series 1998B, Rev., NATL-RE, 5.25%, 7/1/2024	690,000	737,705

School Board of Miami-Dade County (The)

GO, 5.00%, 3/15/2022	180,000	180,298

Series 2015A, COP, 5.00%, 5/1/2022	485,000	488,460

Series 2012A, COP, 5.00%, 8/1/2022	85,000	86,489

Series 2014D, COP, 5.00%, 11/1/2022	125,000	128,476

Series 2015D, COP, 5.00%, 2/1/2023	1,255,000	1,300,833

GO, 5.00%, 3/15/2023	45,000	46,919

Series 2015A, COP, 5.00%, 5/1/2023	465,000	486,169

Series A, COP, 5.00%, 5/1/2023 (b)	135,000	141,114

Series 2014D, COP, 5.00%, 11/1/2023	170,000	180,615

Series 2015D, COP, 5.00%, 2/1/2024	445,000	476,286

Series 2015B, COP, 5.00%, 5/1/2024	150,000	161,606

Series 2014A, COP, 5.00%, 5/1/2024 (c)	405,000	435,614

Series 2014D, COP, 5.00%, 11/1/2024	20,000	21,871

Series 2015D, COP, 5.00%, 2/1/2025	25,000	27,535

GO, 5.00%, 3/15/2025	205,000	227,350

Series 2015A, COP, 5.00%, 5/1/2025	820,000	909,607

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Florida — continued

Series 2015C, COP, 5.00%, 5/1/2025	160,000	177,484

Series 2014D, COP, 5.00%, 11/1/2025	25,000	27,298

Series 2015A, COP, 5.00%, 5/1/2026	280,000	309,589

Series 2015B, COP, 5.00%, 5/1/2026	340,000	375,930

Series 2014D, COP, 5.00%, 11/1/2026	25,000	27,298

Series 2015A, COP, AGM, 5.00%, 5/1/2027	85,000	94,316

School District of Broward County

GO, 5.00%, 7/1/2022	25,000	25,356

Series 2012A, COP, 5.00%, 7/1/2022 (b)	55,000	55,801

Series 2015A, COP, 5.00%, 7/1/2022	1,610,000	1,633,225

Series 2015B, COP, 5.00%, 7/1/2022	405,000	410,842

Series A, COP, 5.00%, 7/1/2022	875,000	887,652

Series C, COP, 5.00%, 7/1/2022	205,000	207,957

Series 2015A, COP, 5.00%, 7/1/2023	770,000	810,481

Series 2015B, COP, 5.00%, 7/1/2023	285,000	299,983

Series A, COP, 5.00%, 7/1/2023	315,000	331,560

Series C, COP, 5.00%, 7/1/2023	260,000	273,669

Series 2012A, COP, 5.00%, 7/1/2024	270,000	273,913

Series 2015A, COP, 5.00%, 7/1/2024	25,000	27,155

Series 2015B, COP, 5.00%, 7/1/2024	215,000	233,638

Series A, COP, 5.00%, 7/1/2024	105,000	113,875

Series C, COP, 5.00%, 7/1/2024	70,000	75,916

Series 2015A, COP, 5.00%, 7/1/2026	135,000	150,598

Seacoast Utility Authority, Water and Sewer Utility System Series B, Rev., 5.00%, 3/1/2023	20,000	20,815

Seminole County School Board

Series 2012A, COP, 5.00%, 7/1/2022	275,000	278,976

Series 2012B, COP, 5.00%, 7/1/2022 (b)	195,000	197,807

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	277

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Florida — continued

South Broward Hospital District, Memorial Healthcare System

Rev., 5.00%, 5/1/2022	855,000	861,258

Rev., 5.00%, 5/1/2023	415,000	434,438

Rev., 5.00%, 5/1/2024	190,000	204,955

Rev., 4.00%, 5/1/2026	25,000	27,514

South Florida Water Management District

COP, 5.00%, 10/1/2022	465,000	476,500

COP, 5.00%, 10/1/2023	475,000	504,150

St. Johns County Industrial Development Authority, Vicar’s Landing Project

Series 2021A, Rev., 4.00%, 12/15/2022	110,000	111,567

Series 2021A, Rev., 4.00%, 12/15/2023	120,000	123,525

Series 2021A, Rev., 4.00%, 12/15/2024	145,000	150,973

St. Johns County School Board

COP, 5.00%, 7/1/2023	100,000	105,216

Series 2020A, COP, 5.00%, 7/1/2023	20,000	21,043

St. Johns County School Board, Sales Tax

Rev., 5.00%, 10/1/2022	20,000	20,479

Rev., 5.00%, 10/1/2024	35,000	38,191

St. Lucie County School Board

COP, 5.00%, 7/1/2022	40,000	40,573

Series 2013A, COP, 5.00%, 7/1/2023	45,000	47,329

St. Lucie County School Board, Sales Tax Rev., AGM, 5.00%, 10/1/2025	150,000	167,670

St. Lucie County, Water and Sewer District Utility System Rev., 5.00%, 10/1/2022	135,000	138,299

State of Florida Board of Education, Public Education Capital Outlay

Series 2013B, GO, 4.00%, 6/1/2022	50,000	50,420

Series 2012C, GO, 5.00%, 6/1/2022	92,000	93,028

Series 2012D, GO, 5.00%, 6/1/2022	20,000	20,223

Series 2013A, GO, 5.00%, 6/1/2022	100,000	101,118

Series 2013B, GO, 5.00%, 6/1/2022	620,000	626,741

Series 2014A, GO, 5.00%, 6/1/2022	40,000	40,447

Series 2015A, GO, 5.00%, 6/1/2022	65,000	65,726

Series 2015B, GO, 5.00%, 6/1/2022	595,000	601,650

Series 2016B, GO, 5.00%, 6/1/2022	95,000	96,062

Series 2016C, GO, 5.00%, 6/1/2022	145,000	146,620

Series 2016E, GO, 5.00%, 6/1/2022	95,000	96,062

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Florida — continued

Series 2017A, GO, GTD, 5.00%, 6/1/2022	140,000	141,565

Series 2017B, GO, 5.00%, 6/1/2022	20,000	20,223

Series 2017C, GO, 5.00%, 6/1/2022	20,000	20,223

Series 2020C, GO, 5.00%, 6/1/2022	75,000	75,838

Series 2021B, GO, 5.00%, 6/1/2022	50,000	50,559

Series 2013A, GO, 5.00%, 6/1/2023	100,000	105,102

Series 2014A, GO, 5.00%, 6/1/2023	45,000	47,296

Series 2019A, GO, 5.00%, 6/1/2023	45,000	47,296

Series 2013C, GO, 5.00%, 6/1/2026	20,000	20,997

Series 2015A, GO, 5.00%, 6/1/2026	35,000	37,934

State of Florida Department of Education

Series 2018A, Rev., 5.00%, 7/1/2022	360,000	365,096

Series 2018A, Rev., 5.00%, 7/1/2024	140,000	151,631

State of Florida Department of Transportation

Rev., 5.00%, 7/1/2022	46,000	46,667

Rev., 5.00%, 7/1/2024	35,000	38,042

State of Florida Department of Transportation Turnpike System

Series 2012A, Rev., 5.00%, 7/1/2022	415,000	420,944

Series 2013A, Rev., 5.00%, 7/1/2022	20,000	20,286

Series 2013C, Rev., 5.00%, 7/1/2022	95,000	96,361

Series 2014A, Rev., 5.00%, 7/1/2022	195,000	197,793

Series 2015A, Rev., 5.00%, 7/1/2022	305,000	309,369

Series 2016A, Rev., 5.00%, 7/1/2022	275,000	278,939

Series 2016B, Rev., 5.00%, 7/1/2022	150,000	152,149

Series 2016C, Rev., 5.00%, 7/1/2022	75,000	76,074

Series 2017A, Rev., 5.00%, 7/1/2022	110,000	111,576

Series 2019A, Rev., 5.00%, 7/1/2022	135,000	136,934

Series 2012A, Rev., 5.00%, 7/1/2023	426,000	431,543

Series 2013A, Rev., 5.00%, 7/1/2023	35,000	36,826

SEE NOTES TO FINANCIAL STATEMENTS.

278	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Florida — continued

Series 2016A, Rev., 5.00%, 7/1/2023	40,000	42,087

Series 2016C, Rev., 5.00%, 7/1/2023	45,000	47,347

Series 2013A, Rev., 5.00%, 7/1/2024	85,000	89,480

Series 2013C, Rev., 5.00%, 7/1/2024	50,000	52,635

Series 2013A, Rev., 5.00%, 7/1/2025	55,000	57,899

Series 2016B, Rev., 2.50%, 7/1/2026	20,000	20,701

State of Florida Department of Transportation, Federal Highway Reimbursement Series 2021A, Rev., 5.00%, 7/1/2022	365,000	370,191

State of Florida, Board of Education, Public Education Capital Outlay Series 2019A, GO, 5.00%, 6/1/2022	30,000	30,335

State of Florida, Department of Transportation, Right-of- Way Acquisition and Bridge Construction

Series 2011A, GO, 3.75%, 7/1/2022	115,000	116,216

GO, 5.00%, 7/1/2022	135,000	136,984

GO, 5.00%, 7/1/2023	65,000	65,870

State of Florida, State Board of Education, Lottery

Series 2012A, Rev., 5.00%, 7/1/2022	25,000	25,370

Series 2014A, Rev., 5.00%, 7/1/2022	75,000	76,110

Series 2016A, Rev., 5.00%, 7/1/2022	505,000	512,472

Series 2016B, Rev., 5.00%, 7/1/2022	135,000	136,998

Series 2021A, Rev., 5.00%, 7/1/2022	618,000	627,144

Series 2016B, Rev., 5.00%, 7/1/2023	45,000	47,433

Series 2021A, Rev., 5.00%, 7/1/2023	50,000	52,704

Series 2014A, Rev., 3.00%, 7/1/2025	70,000	71,579

Series 2012A, Rev., 4.00%, 7/1/2026	300,000	303,107

Sumter County Industrial Development Authority Series 2014B, Rev., 5.00%, 7/1/2022	95,000	96,319

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Florida — continued

Sunshine State Governmental Financing Commission

Series 2010A-1, Rev., 5.00%, 9/1/2022 (b)	25,000	25,537

Series 2010B-1, Rev., 5.00%, 9/1/2022 (b)	20,000	20,430

Series 2011B-1, Rev., 5.00%, 9/1/2022 (b)	35,000	35,752

Series 2010A-1, Rev., 5.00%, 9/1/2023 (b)	25,000	26,475

Sunshine State Governmental Financing Commission, Coral Gables Program Series 2018B, Rev., 5.00%, 10/1/2022	35,000	35,876

Sunshine State Governmental Financing Commission, Miami Dade County Program

Series 2011C-1, Rev., 5.00%, 9/1/2022 (b)	95,000	97,042

Series 2011B-1, Rev., 3.75%, 9/1/2023 (b)	50,000	52,001

Series 2010A-1, Rev., 4.00%, 9/1/2023 (b)	50,000	52,209

Series 2011B-1, Rev., 4.00%, 9/1/2023 (b)	30,000	31,325

Series 2010A-1, Rev., 4.13%, 9/1/2023 (b)	25,000	26,151

Series 2011B-1, Rev., 5.00%, 9/1/2023 (b)	40,000	42,360

Series 2011B-1, Rev., 5.00%, 9/1/2023 (b)	20,000	21,180

Series 2011B-1, Rev., 5.50%, 9/1/2023 (b)	30,000	31,992

Series 2011C-1, Rev., 5.50%, 9/1/2023 (b)	45,000	47,988

Tampa Bay Water, Regional Water Supply Authority, Utility System Rev., NATL-RE, 5.50%, 10/1/2022	50,000	51,399

Tampa Bay Water, Water Supply Rev., NATL-RE, 5.50%, 10/1/2023	40,000	42,761

Tampa-Hillsborough County Expressway Authority

Series 2012A, Rev., 4.00%, 7/1/2022 (b)	215,000	217,386

Series A, Rev., 5.00%, 7/1/2022 (b)	265,000	268,814

Series B, Rev., 5.00%, 7/1/2022 (b)	305,000	309,389

Tampa-Hillsborough County, Expressway Authority Series A, Rev., 5.00%, 7/1/2022 (b)	100,000	101,439

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	279

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Florida — continued

Tohopekaliga Water Authority, Utility System

Rev., 4.00%, 10/1/2022	50,000	50,962

Rev., 5.00%, 10/1/2023	255,000	270,857

Town of Palm Beach, Public Improvement

Rev., 5.00%, 1/1/2023	130,000	134,521

Series 2016A, Rev., 5.00%, 1/1/2023	25,000	25,869

Town of Palm Beach, Underground Utility Project GO, 5.00%, 7/1/2022	85,000	86,232

University of Central Florida Housing Facility Series 2018A, Rev., 5.00%, 10/1/2022	20,000	20,495

University of Central Florida Parking Facility Series 2019A, Rev., 5.00%, 7/1/2022	25,000	25,362

University of Florida, Department of Housing and Residence Education Housing System Series 2013A, Rev., 5.00%, 7/1/2022	25,000	25,363

USF Financing Corp., Capital Improvement, Marshall Center Project Rev., 5.00%, 7/1/2024	495,000	535,410

USF Financing Corp., Master Lease Program Series 2012A, COP, 5.00%, 7/1/2023	50,000	52,574

Volusia County Educational Facility Authority Rev., 5.00%, 6/1/2022	30,000	30,317

Volusia County Educational Facility Authority, Embry Riddle Aeronautical University, Inc., Project Series 2020A, Rev., 4.00%, 10/15/2022	75,000	76,460

Volusia County School Board

COP, 5.00%, 8/1/2022	425,000	432,623

COP, 5.00%, 8/1/2023	535,000	564,381

Volusia County School Board, Master Lease Program

Series 2014B, COP, 5.00%, 8/1/2022	390,000	396,995

Series 2015A, COP, 5.00%, 8/1/2022	50,000	50,897

Series 2016A, COP, 5.00%, 8/1/2022	35,000	35,629

Series 2014B, COP, 5.00%, 8/1/2025	100,000	108,630

Volusia County School Board, Sales Tax Rev., 5.00%, 10/1/2022	55,000	56,351

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Florida — continued

Walton County District School Board COP, 5.00%, 7/1/2022	100,000	101,446

West Palm Beach Community Redevelopment Agency, City Center Community Redevelopment Area Rev., 5.00%, 3/1/2022	240,000	240,000

Total Florida		197,801,326

Georgia — 0.8%

Albany-Dougherty Inner City Authority, State University Projects Rev., 5.00%, 7/1/2022	375,000	380,258

Alpharetta Development Authority Rev., GTD, 5.00%, 5/1/2022	55,000	55,402

Athens-Clarke County Unified Government Development Authority, UGAREF Central Precincts LLC Project

Rev., 5.00%, 6/15/2022	55,000	55,695

Rev., 5.00%, 6/15/2023	125,000	131,324

Athens-Clarke County Unified Government Development Authority, UGAREF Pac Parking Dec LLC Project Rev., 4.00%, 6/15/2022	175,000	176,712

Athens-Clarke County Unified Government, Sales Tax GO, 5.00%, 12/1/2022	305,000	314,652

Atlanta and Fulton County Recreation Authority, Park Improvement

Series 2014A, Rev., 5.00%, 12/1/2022	20,000	20,625

Series A, Rev., 5.00%, 12/1/2023	25,000	26,677

Atlanta Development Authority (The), Panther Place LLC Project Series 2017A, Rev., 5.00%, 7/1/2023	275,000	289,533

Atlanta Development Authority (The), Piedmont/Ellis LLC University of Commons Project Rev., 5.00%, 9/1/2022 (b)	100,000	102,073

Atlanta Public Safety & Judicial Facilities Authority, Public Safety Facilities Project Rev., 2.00%, 12/1/2022	25,000	25,235

Atlanta Urban Residential Finance Authority, Multi-Family Rev., 0.44%, 3/1/2023 (c)	1,740,000	1,727,017

Bartow County School District

GO, 3.00%, 10/1/2022	25,000	25,331

GO, 5.00%, 10/1/2022	110,000	112,727

SEE NOTES TO FINANCIAL STATEMENTS.

280	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Georgia — continued

Bibb County Development Authority, Macon State College Foundation Real Estate II LLC Project Rev., AGM, 5.00%, 7/1/2022	100,000	101,432

Board of Water Light and Sinking Fund Commissioners of The City of Dalton (The), Gas Utility Rev., 5.00%, 3/1/2022	50,000	50,000

Braselton Urban Redevelopment Agency, Municipal Facilities Project Rev., GTD, 4.00%, 7/1/2024	30,000	31,792

Brookhaven Development Authority, Children’s Health care Series 2019A, Rev., 5.00%, 7/1/2022	335,000	339,855

Bryan County School District GO, 3.00%, 8/1/2022	95,000	95,940

Bulloch County Board of Education, Sales Tax GO, 3.25%, 5/1/2023	20,000	20,535

Carroll City-County Hospital Authority, Tanner Medical Center Project Rev., GTD, 5.00%, 7/1/2023	20,000	21,068

Carroll County School District GO, 5.00%, 4/1/2022	50,000	50,183

Carrollton Independent School System GO, 5.00%, 4/1/2023	20,000	20,882

Catoosa County School District, Sales Tax GO, 5.00%, 8/1/2022	50,000	50,903

Cherokee County Board of Education, School System

GO, 5.00%, 8/1/2022	140,000	142,541

Series B, GO, 5.00%, 8/1/2022	65,000	66,180

Series B, GO, 5.00%, 8/1/2023	20,000	21,121

Cherokee County Water and Sewer Authority Rev., 5.00%, 8/1/2022	125,000	127,253

City of Atlanta Series 2019B, GO, 4.00%, 12/1/2022	55,000	56,323

City of Atlanta Airport Passenger Facility Charge, Sub Lien

Series 2019F, Rev., 5.00%, 7/1/2022	135,000	136,934

Series 2019F, Rev., 5.00%, 7/1/2023	65,000	68,390

Series 2014A, Rev., AMT, 5.00%, 1/1/2024	25,000	26,721

Series 2014A, Rev., AMT, 5.00%, 1/1/2025	20,000	21,321

Series 2014A, Rev., AMT, 5.00%, 1/1/2026	30,000	31,981

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Georgia — continued

City of Atlanta, Department of Aviation Series 2014B, Rev., AMT, 5.00%, 1/1/2023	25,000	25,850

City of Atlanta, Public Improvement GO, 4.75%, 12/1/2024 (b)	30,000	32,795

City of Atlanta, Water and Wastewater

Rev., 5.00%, 11/1/2022	260,000	267,355

Series 2018B, Rev., 5.00%, 11/1/2022	125,000	128,536

Series 2013B, Rev., 4.63%, 11/1/2023 (b)	75,000	79,388

Rev., 5.00%, 11/1/2023	50,000	53,242

Series 2013B, Rev., 5.25%, 11/1/2023 (b)	115,000	122,910

Rev., 5.00%, 11/1/2026	25,000	27,827

City of Cartersville, Water & Sewer Rev., 5.00%, 6/1/2022	175,000	176,916

City of Columbus, Water and Sewerage

Rev., 5.00%, 5/1/2023	40,000	41,869

Series 2013A, Rev., 5.00%, 5/1/2023 (b)	20,000	20,941

City of Griffin, Sales Tax Series 2016A, GO, 4.00%, 7/1/2022	50,000	50,536

Clarke County Board of Education, Sales Tax GO, 5.00%, 9/1/2022	200,000	204,319

Clarke County Hospital Authority, Piedmont Healthcare, Inc. Project Series 2016A, Rev., 5.00%, 7/1/2022	200,000	202,831

Clayton County Development Authority, Clayton State University

Rev., 5.00%, 7/1/2022	100,000	101,385

Rev., 5.00%, 7/1/2023	100,000	105,230

Rev., 5.00%, 7/1/2024	100,000	108,188

Rev., 5.00%, 7/1/2026	50,000	56,930

Cobb County Kennestone Hospital Authority

Rev., 5.00%, 4/1/2023	65,000	67,737

Rev., 5.00%, 4/1/2024	80,000	83,396

Cobb County, Kennestone Hospital Authority, Wellstar Health System, Inc., Project

Rev., 4.00%, 4/1/2022	380,000	381,028

Rev., 5.00%, 4/1/2022	460,000	461,614

Series 2020B, Rev., 5.00%, 4/1/2022	325,000	326,140

Series 2020B, Rev., 5.00%, 4/1/2023	175,000	182,369

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	281

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Georgia — continued

Series 2020B, Rev., 5.00%, 4/1/2024	120,000	128,980

Cobb-Marietta Coliseum and Exhibit Hall Authority, Performing Arts Center Project Rev., GTD, 4.00%, 1/1/2024	85,000	87,070

Columbia County School District

GO, 5.00%, 4/1/2022	70,000	70,257

GO, 5.00%, 10/1/2022	40,000	41,001

Columbus Medical Center Hospital Authority, Piedmont Healthcare Inc., Project Series 2019A, Rev., 5.00%, 7/1/2026 (c)	235,000	265,612

County of Carroll, Sales Tax GO, 4.00%, 6/1/2022	60,000	60,520

County of Clayton, Water Authority

Rev., 4.00%, 5/1/2022	50,000	50,288

Rev., 5.00%, 5/1/2022	180,000	181,333

Rev., 5.00%, 5/1/2023	140,000	140,930

County of Cobb GO, 5.00%, 1/1/2023	45,000	46,565

County of Cobb, Water and Sewerage Rev., 5.00%, 7/1/2022	50,000	50,733

County of DeKalb, Special Transportation, Parks and Greenspace and Libraries Tax

GO, 5.00%, 12/1/2022	75,000	77,379

GO, 5.00%, 12/1/2025	40,000	45,265

County of DeKalb, Water and Sewerage Series B, Rev., 5.25%, 10/1/2022	30,000	30,794

County of DeKalb, Water and Sewerage, Second Resolution Rev., 5.00%, 10/1/2022	170,000	174,255

County of Fayette

Series 2012A, Rev., 5.00%, 10/1/2022 (b)	75,000	76,864

Series 2012B, Rev., 5.00%, 10/1/2022 (b)	25,000	25,621

County of Forsyth

GO, 3.00%, 3/1/2022	25,000	25,000

Series B, GO, 5.00%, 3/1/2022	20,000	20,000

Series B, GO, 5.00%, 3/1/2023	95,000	98,921

County of Henry, Sales Tax

GO, 5.00%, 5/1/2022	35,000	35,259

GO, 5.00%, 5/1/2023	20,000	20,942

County of Newton, Sales Tax GO, 5.00%, 8/1/2022	60,000	61,091

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Georgia — continued

DeKalb Newton and Gwinnett Counties Joint Development Authority, GPC Real Estate Student Support I, LLC Project

Rev., 5.00%, 6/1/2022	25,000	25,274

Rev., 5.00%, 6/1/2023	35,000	36,745

Development Authority for Fulton County, Georgia Tech Facilities

Rev., 5.00%, 3/1/2023	25,000	26,017

Series 2014A, Rev., 5.00%, 5/1/2023	25,000	26,171

Development Authority for Fulton County, Piedmont Healthcare, Inc., Project

Series 2016A, Rev., 5.00%, 7/1/2022	235,000	238,327

Series 2016A, Rev., 5.00%, 7/1/2023	145,000	152,405

Development Authority for Fulton County, Spelman College Rev., 5.00%, 6/1/2022	100,000	101,080

Development Authority for Fulton County, Tech Athletic Association Project Series A, Rev., 5.00%, 10/1/2022 (b)	40,000	40,982

Development Authority of Bulloch County, Georgia Southern University Housing Foundation LLC Rev., 5.00%, 7/1/2022	55,000	55,771

Development Authority of Bulloch County, Georgia Southern University Housing Foundation Three LLC, Project Rev., 5.00%, 8/1/2022	40,000	40,702

Development Authority of Greene County, Catholic Health East Rev., 4.25%, 11/15/2022 (b)	50,000	51,210

Development Authority of Gwinnett County, Public Schools Project COP, NATL-RE, 5.25%, 1/1/2023	20,000	20,739

Development Authority of Rockdale County, Piedmont Healthcare, Inc. Project Series 2019A, Rev., 5.00%, 7/1/2022	45,000	45,637

Downtown Savannah Authority, City of Savannah Projects

Rev., GTD, 4.00%, 8/1/2022	90,000	91,266

Series 2018A, Rev., 5.00%, 8/1/2022	25,000	25,455

Dublin School District GO, 3.00%, 4/1/2022	20,000	20,042

SEE NOTES TO FINANCIAL STATEMENTS.

282	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Georgia — continued

Etowah Water and Sewer Authority Rev., 5.00%, 3/1/2022	30,000	30,000

Fayette County School District, Sales Tax GO, 5.25%, 9/1/2022	75,000	76,713

Floyd County Hospital Authority, Medical Center Project Rev., GTD, 5.00%, 7/1/2022 (b)	75,000	76,079

Forsyth County School District GO, 5.00%, 2/1/2023	110,000	114,202

Forsyth County Water and Sewerage Authority

Rev., GTD, 5.00%, 4/1/2022	50,000	50,181

Rev., GTD, 4.00%, 4/1/2023	25,000	25,031

Fulton County Urban Redevelopment Agency Rev., 3.00%, 8/1/2022	105,000	106,043

Gainesville and Hall County Development Authority, Hall County Facilities Project Rev., 5.00%, 5/1/2024	20,000	21,619

Gainesville and Hall County Development Authority, Oakwood Sewer Facilities Project Rev., AGM, GTD, 3.00%, 8/1/2022	50,000	50,476

Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Inc. Project Rev., GTD, 5.00%, 2/15/2025	330,000	364,973

Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Inc., Project Series 2020A, Rev., 5.00%, 2/15/2023	100,000	103,889

Georgia Higher Education Facilities Authority, USG Real Estate Foundation II LLC Projects Rev., 5.00%, 6/15/2022	200,000	202,440

Georgia State Road and Tollway Authority

Series 2017-A, Rev., 5.00%, 6/1/2022	30,000	30,330

Series 2011B, Rev., GTD, 5.00%, 10/1/2022	55,000	56,380

Rev., GTD, 5.00%, 10/1/2023	30,000	31,870

Georgia State Road and Tollway Authority, Federal Highway Reimbursement Series 2017-A, Rev., 5.00%, 6/1/2022	25,000	25,276

Gwinnett County School District

GO, 5.00%, 2/1/2023 (b)	25,000	25,943

GO, 5.00%, 2/1/2023	25,000	25,953

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Georgia — continued

Gwinnett County School District, Sales Tax GO, 5.00%, 8/1/2022	260,000	264,740

Gwinnett County Water and Sewerage Authority

Rev., 4.00%, 8/1/2022	25,000	25,352

Rev., 5.00%, 8/1/2022	45,000	45,818

Habersham County School District GO, 5.00%, 4/1/2023 (b)	60,000	62,606

Hall County School District GO, 5.00%, 11/1/2022	80,000	82,268

Henry County School District

GO, 4.50%, 8/1/2022	80,000	81,290

GO, 5.00%, 8/1/2022	95,000	96,720

Houston County School District, Sales Tax GO, 5.00%, 9/1/2022	95,000	97,052

Jackson County Industrial Development Authority, Economic Development Project Rev., 5.00%, 7/1/2023	55,000	57,914

Jefferson Public Building Authority, Jackson Country Project Rev., 3.00%, 3/1/2022	35,000	35,000

LaGrange-Troup County Hospital Authority Rev., 5.00%, 4/1/2023	325,000	338,686

Lawrenceville Building Authority Rev., 5.00%, 4/1/2022	25,000	25,091

Lowndes County Public Facilies Authority, Lowndes County School District Projects Rev., 3.00%, 2/1/2023	20,000	20,395

Lumpkin County School District GO, 3.00%, 12/1/2022	25,000	25,414

Macon Water Authority Series 2018A, Rev., 5.00%, 10/1/2022	25,000	25,626

Main Street Natural Gas, Inc., Gas Project Series 2006B, Rev., 5.00%, 3/15/2022	60,000	60,092

Main Street Natural Gas, Inc., Gas Supply

Series 2018B, Rev., (ICE LIBOR USD 1 Month + 0.75%), 0.90%, 4/1/2022 (d)	335,000	335,244

Series 2019B, Rev., 4.00%, 6/1/2022	450,000	453,749

Series 2019B, Rev., 4.00%, 12/1/2022	345,000	353,064

Series 2019B, Rev., 4.00%, 6/1/2023	240,000	248,786

Series 2018A, Rev., LIQ: Royal Bank of Canada, 4.00%, 9/1/2023 (c)	1,200,000	1,245,497

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	283

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Georgia — continued

Series 2018C, Rev., LIQ: Royal Bank of Canada, 4.00%, 12/1/2023 (c)	630,000	657,459

Subseries C, Rev., LIQ: Royal Bank of Canada, 4.00%, 12/1/2023	100,000	104,464

Series 2019B, Rev., 4.00%, 12/2/2024 (c)	440,000	469,889

Metropolitan Atlanta Rapid Transit Authority, Sales Tax, Third Indenture

Series 2012A, Rev., 3.00%, 7/1/2022 (b)	50,000	50,388

Series 2018A, Rev., 3.00%, 7/1/2022	180,000	181,452

Series 2012A, Rev., 4.00%, 7/1/2022 (b)	45,000	45,499

Series 2012A, Rev., 5.00%, 7/1/2022 (b)	505,000	512,353

Series 2014A, Rev., 5.00%, 7/1/2022	125,000	126,833

Series 2017C, Rev., 5.00%, 7/1/2022	60,000	60,880

Series 2007A, Rev., NATL-RE, 5.25%, 7/1/2023	40,000	42,257

Morgan County School District GO, 5.00%, 5/1/2022	65,000	65,477

Municipal Gas Authority of Georgia, Gas Portfolio IV Project Series A, Rev., 5.00%, 10/1/2022	125,000	128,055

Oconee County School District, Sales Tax

GO, 2.50%, 3/1/2022	25,000	25,000

GO, 4.00%, 3/1/2022	75,000	75,000

Oglethorpe County School District, School Improvement GO, 4.00%, 8/1/2022	50,000	50,682

Pike County School District GO, 3.00%, 10/1/2022	100,000	101,340

Private Colleges and Universities Authority, Emory University

Series 2019A, Rev., 5.00%, 9/1/2022	20,000	20,432

Series B, Rev., 5.00%, 10/1/2022	35,000	35,874

Series 2020B, Rev., 5.00%, 9/1/2025	980,000	1,099,442

Private Colleges and Universities Authority, Savannah College of Art and Design Projects Rev., 5.00%, 4/1/2022 (b)	20,000	20,073

Putnam County School District GO, 3.00%, 10/1/2022	25,000	25,335

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Georgia — continued

Rabun County School District GO, 3.00%, 10/1/2022	30,000	30,402

Richmond County Board of Education, Sales Tax GO, 5.00%, 10/1/2022	75,000	76,877

Richmond County Hospital Authority, University Health Services, Inc., Project Rev., 5.00%, 1/1/2023	195,000	201,632

Sandy Springs Public Facilities Authority Series 2020B, Rev., 2.00%, 5/1/2022	30,000	30,071

Sandy Springs Public Facilities Authority, City of Sandy Springs City Center Project Rev., 5.00%, 5/1/2022	410,000	413,035

South Regional Joint Development Authority, Valdosta State University Parking and Student Service Center Project Rev., 5.00%, 8/1/2025	1,095,000	1,221,678

South Regional Joint Development Authority, Valdosta State University Student Union Project Rev., 5.00%, 8/1/2025	215,000	239,873

State of Georgia

Series 2018A, GO, 5.00%, 7/1/2022	65,000	65,964

Series 2021A, GO, 5.00%, 7/1/2022	65,000	65,964

Series 2020A, GO, 5.00%, 8/1/2022	70,000	71,288

Series 2012C, GO, 4.00%, 9/1/2022	170,000	172,880

Series 2011-I, GO, 4.00%, 11/1/2022	25,000	25,070

Series 2011J-2, GO, 4.50%, 11/1/2022	80,000	80,256

Series 2016C, GO, 5.00%, 1/1/2023	25,000	25,872

Series 2016A, GO, 5.00%, 2/1/2023	25,000	25,951

Series 2018A, GO, 5.00%, 7/1/2023	15,000	15,815

Series C, GO, 5.00%, 9/1/2023	20,000	20,416

Series 2013C, GO, 4.00%, 10/1/2023	145,000	147,627

Series 2012A, GO, 5.00%, 7/1/2024	50,000	50,696

Series 2011I, GO, 4.00%, 11/1/2024	150,000	150,424

Series 2013A, GO, 5.00%, 1/1/2025	50,000	51,596

Series 2012A, GO, 5.00%, 7/1/2025	75,000	76,044

Telfair County School District, Sales Tax GO, 5.00%, 8/1/2022	30,000	30,519

Tift County Hospital Authority

Rev., GTD, 4.00%, 12/1/2022 (b)	170,000	174,077

Rev., GTD, 5.00%, 12/1/2022 (b)	85,000	87,670

Rev., GTD, 5.00%, 12/1/2022	25,000	25,785

SEE NOTES TO FINANCIAL STATEMENTS.

284	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Georgia — continued

Valdosta and Lowndes County Hospital Authority Series 2019A, Rev., 5.00%, 10/1/2022	100,000	102,479

Walton County School District GO, 5.00%, 8/1/2022	40,000	40,724

Warner Robins Public Facilities Authority, City of Warner Robins Projects Rev., 5.00%, 7/1/2022	25,000	25,367

White County School District GO, 5.00%, 4/1/2023	70,000	73,080

Whitfield County School District

GO, 5.00%, 4/1/2022	30,000	30,109

GO, 5.00%, 4/1/2023	25,000	26,100

Total Georgia		24,217,778

Hawaii — 0.6%

City & County Honolulu, First Bond Resolution, Wastewater System

Series 2012B, Rev., 3.00%, 7/1/2022 (b)	20,000	20,159

Series 2012A, Rev., 5.00%, 7/1/2022 (b)	75,000	76,092

Series A, Rev., 5.00%, 7/1/2022 (b)	25,000	25,364

City & County Honolulu, Wastewater System

Series A, Rev., 5.00%, 7/1/2022	20,000	20,294

Series B, Rev., 5.00%, 7/1/2022	95,000	96,396

City & County of Honolulu

Series 2018A, GO, 4.00%, 9/1/2022	115,000	116,890

Series A, GO, 5.00%, 9/1/2022	100,000	102,139

Series A, GO, 5.00%, 10/1/2022	115,000	117,844

Series B, GO, 5.00%, 10/1/2022	60,000	61,484

Series 2012A, GO, 5.00%, 11/1/2022 (b)	80,000	82,252

Series C, GO, 5.00%, 10/1/2023	40,000	42,461

Series 2012B, GO, 5.00%, 11/1/2023	50,000	51,290

Series 2022A, GO, 5.00%, 11/1/2023 (f)	2,375,000	2,481,715

Series 2012B, GO, 5.00%, 11/1/2024	160,000	164,450

Series 2022A, GO, 5.00%, 11/1/2024 (f)	2,875,000	3,096,030

Series 2012C, GO, 3.00%, 11/1/2025	175,000	176,985

Series 2012B, GO, 5.00%, 11/1/2025	55,000	56,511

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Hawaii — continued

Series 2022A, GO, 5.00%, 11/1/2025 (f)	3,000,000	3,318,190

Series 2022A, GO, 5.00%, 11/1/2026 (f)	3,500,000	3,964,912

City & County of Honolulu, Wastewater System

Rev., 4.00%, 7/1/2022	140,000	141,596

Rev., 4.00%, 7/1/2022 (b)	60,000	60,666

Series 2012B, Rev., 4.00%, 7/1/2022 (b)	45,000	45,499

Rev., 5.00%, 7/1/2022	25,000	25,368

Series B, Rev., 5.00%, 7/1/2022	245,000	248,600

Series B, Rev., 5.00%, 7/1/2023	75,000	78,994

Series B, Rev., 5.00%, 7/1/2024	25,000	27,137

City and County Honolulu

Series 2020C, GO, 4.00%, 7/1/2022	20,000	20,224

Series 2019D, GO, 5.00%, 8/1/2022	290,000	295,214

Series 2018B, GO, 5.00%, 9/1/2022	60,000	61,283

Series 2016B, GO, 5.00%, 10/1/2022	50,000	51,237

Series 2012A, GO, 4.00%, 11/1/2022 (b)	20,000	20,431

Series 2012A, GO, 5.00%, 11/1/2022 (b)	45,000	46,267

Series 2020D, GO, 5.00%, 7/1/2023	75,000	78,963

City and County Honolulu, Wastewater System

Series A, Rev., 5.00%, 7/1/2022 (b)	35,000	35,510

Series A, Rev., 5.00%, 7/1/2022	50,000	50,730

Series B, Rev., 5.00%, 7/1/2023	30,000	31,598

City and County of Honolulu

Series D, GO, 5.00%, 7/1/2022	25,000	25,363

Series 2012B, GO, 5.00%, 11/1/2022	20,000	20,560

Series C, GO, 4.00%, 10/1/2023	20,000	20,918

City and County of Honolulu, Tax-Exempt

Series 2017B, GO, 5.00%, 9/1/2022	85,000	86,818

Series 2016C, GO, 5.00%, 10/1/2022	45,000	46,113

Series 2012A, GO, 5.00%, 11/1/2022 (b)	20,000	20,563

County of Hawaii

Series 2013B, GO, 5.00%, 9/1/2022	95,000	97,061

Series A, GO, 5.00%, 9/1/2022	165,000	168,580

Series B, GO, 5.00%, 9/1/2022	25,000	25,542

Series C, GO, 5.00%, 9/1/2022	25,000	25,542

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	285

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Hawaii — continued

Series D, GO, 5.00%, 9/1/2022	20,000	20,434

Series 2013B, GO, 3.00%, 9/1/2023	45,000	45,448

Honolulu City and County Board of Water Supply, Water System

Series 2012A, Rev., 5.00%, 7/1/2022 (b)	280,000	284,077

Series 2012A, Rev., 5.00%, 7/1/2022	105,000	106,539

State of Hawaii

Series FK, GO, 4.00%, 5/1/2022	170,000	170,961

Series EH, GO, 4.00%, 8/1/2022	50,000	50,689

Series EO, GO, 4.00%, 8/1/2022 (b)	20,000	20,279

Series EO, GO, 5.00%, 8/1/2022	25,000	25,447

Series EP, GO, 5.00%, 8/1/2022	60,000	61,074

Series ET, GO, 4.00%, 10/1/2022	40,000	40,753

Series FE, GO, 5.00%, 10/1/2022	75,000	76,846

Series FG, GO, 5.00%, 10/1/2022	30,000	30,739

Series FH, GO, 5.00%, 10/1/2022	115,000	117,831

Series FN, GO, 5.00%, 10/1/2022	45,000	46,108

Series 2012EE, GO, 4.00%, 11/1/2022 (b)	40,000	40,862

Series EE-2017, GO, 5.00%, 11/1/2022 (b)	120,000	123,378

Series EF, GO, 5.00%, 11/1/2022 (b)	80,000	82,252

Series EF, GO, 5.00%, 11/1/2022	80,000	82,230

Series FB, GO, 5.00%, 4/1/2023	35,000	36,532

Series FK, GO, 4.00%, 5/1/2023	20,000	20,706

Series FK, GO, 5.00%, 5/1/2023	30,000	31,405

Series EL, GO, 3.00%, 8/1/2023	50,000	51,389

Series EH, GO, 4.00%, 8/1/2023 (b)	70,000	72,945

Series FG, GO, 4.00%, 10/1/2023	20,000	20,918

Series EZ, GO, 5.00%, 10/1/2023	25,000	26,538

State of Hawaii Department of Budget and Finance, Queens Health System Series 2015A, Rev., 5.00%, 7/1/2022	395,000	400,711

State of Hawaii State Highway Fund Series B, Rev., 5.00%, 1/1/2023	25,000	25,861

State of Hawaii, Department of Hawaiian Home Lands, Kapolei Office Facility Series 2017A, COP, 4.00%, 11/1/2022	25,000	25,535

University of Hawaii Series 2020D, Rev., 5.00%, 10/1/2022	20,000	20,501

Total Hawaii		18,086,823

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Idaho — 0.3%

Ada and Boise Counties Independent School District Boise City

GO, 4.00%, 8/1/2022	175,000	177,461

Series 2012B, GO, 5.00%, 8/1/2022	20,000	20,364

Ada and Canyon Counties Joint School District No. 2 Meridian GO, 5.00%, 8/15/2022 (b)	25,000	25,494

Ada and Canyon Counties Joint School District No. 2 Meridian, Sales Tax Guaranty Program Series 2018A, GO, 5.00%, 9/15/2022	20,000	20,465

Boise State University Series 2015A, Rev., 5.00%, 4/1/2023	35,000	36,420

Boise-Kuna Irrigation District, Hydroelectric Project Rev., 4.00%, 6/1/2022	25,000	25,203

Canyon County School District No. 131 Nampa GO, 5.00%, 8/15/2022	25,000	25,495

Canyon County School District No. 134 Middleton

GO, 5.00%, 9/15/2022	20,000	20,464

GO, 5.00%, 9/15/2023	10,000	10,605

County of Blaine GO, 4.00%, 8/1/2022	20,000	20,274

Idaho Bond Bank Authority

Series 2012D, Rev., 3.00%, 9/15/2022	50,000	50,616

Series 2014C, Rev., 5.00%, 9/15/2022	50,000	51,158

Series A, Rev., 5.00%, 9/15/2022	45,000	46,043

Idaho Health Facilities Authority, St. Luke’s Health System

Series 2012A, Rev., 4.50%, 3/1/2022	25,000	25,000

Series 2012A, Rev., 5.00%, 3/1/2022	30,000	30,000

Idaho Health Facilities Authority, Trinity Health Credit Group Series 2015D, Rev., 5.00%, 12/1/2022	210,000	216,661

Idaho Housing and Finance Association, Federal Highway Trust

Series 2015A, Rev., 5.00%, 7/15/2022	1,925,000	1,955,679

Series 2017A, Rev., 5.00%, 7/15/2022	85,000	86,355

Series 2015A, Rev., 5.00%, 7/15/2023	245,000	258,111

Series 2017A, Rev., 5.00%, 7/15/2023	220,000	231,773

SEE NOTES TO FINANCIAL STATEMENTS.

286	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Idaho — continued

Series 2015A, Rev., 5.00%, 7/15/2024	80,000	86,845

Series A, Rev., 5.00%, 7/15/2025	30,000	33,503

Series A, Rev., 5.00%, 7/15/2026	20,000	22,949

Idaho Housing and Finance Association, Idaho Arts Charter School Series 2012A, Rev., 6.00%, 12/1/2022 (b)	100,000	103,762

Idaho Housing and Finance Association, Single Family Mortgage

Series 2009A, Class I, Rev., VRDO, 0.33%, 3/9/2022 (c)	5,035,000	5,035,000

Series 2019A, Rev., GNMA COLL, 1.60%, 7/1/2022	30,000	30,054

Idaho State Building Authority

Series 2012B, Rev., 4.00%, 9/1/2022 (b)	50,000	50,827

Rev., 5.00%, 9/1/2022 (b)	60,000	61,289

Idaho State Building Authority, Eastern Idaho Technical College Project Rev., 4.00%, 9/1/2022	400,000	406,595

Idaho State Building Authority, Prison Facilities Project Series 2018C, Rev., 5.00%, 9/1/2022	20,000	20,433

State of Idaho GO, TAN, 3.00%, 6/30/2022	195,000	196,482

Twin Falls County School District No. 411 Twin Falls Series C, GO, 5.00%, 9/15/2022	20,000	20,465

Total Idaho		9,401,845

Illinois — 4.3%

Boone Mchenry and Dekalb Counties Community Unit School District 100 Series 2005B, GO, AGM-CR, NATL-RE, Zero Coupon, 12/1/2022	25,000	24,812

Bureau County Township High School District No. 502 Series 2017A, GO, 3.00%, 12/1/2022	50,000	50,726

Central Lake County Joint Action Water Agency

Rev., 4.00%, 5/1/2024	615,000	648,974

Rev., 4.00%, 5/1/2025	725,000	780,021

Rev., 4.00%, 5/1/2026	750,000	821,929

Champaign Coles Et Al Counties Community College District No. 505 Series 2018B, GO, 4.00%, 12/1/2022	100,000	102,337

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Illinois — continued

Champaign County Community Unit School District No. 7 Tolono Series 2014B, GO, 3.45%, 12/1/2022	25,000	25,484

Chicago Midway International Airport, Second Lien

Series 2013B, Rev., 5.00%, 1/1/2023	100,000	103,291

Series 2013B, Rev., 5.00%, 1/1/2025	720,000	742,352

Series 2013B, Rev., 5.00%, 1/1/2026	360,000	370,871

Chicago O’Hare International Airport, General Airport, Senior Lien

Series B, Rev., 5.00%, 1/1/2023	390,000	402,834

Series C, Rev., 5.00%, 1/1/2023	980,000	1,012,249

Series B, Rev., 5.00%, 1/1/2024	160,000	170,625

Series C, Rev., 5.00%, 1/1/2024	75,000	79,981

Series 2013B, Rev., 5.00%, 1/1/2025	430,000	443,713

Series B, Rev., 5.00%, 1/1/2025	185,000	203,063

Series C, Rev., 5.00%, 1/1/2025	85,000	93,299

Series 2020B, Rev., 5.00%, 1/1/2026	40,000	45,051

Series B, Rev., 5.00%, 1/1/2026	845,000	896,616

Series C, Rev., 5.00%, 1/1/2026	50,000	56,314

Chicago O’Hare International Airport, Senior Lien

Rev., 4.13%, 1/1/2023	25,000	25,607

Series 2013B, Rev., 5.00%, 1/1/2023	220,000	227,240

Series D, Rev., 5.00%, 1/1/2023	155,000	160,101

Series E, Rev., 5.00%, 1/1/2025	200,000	219,527

Series E, Rev., 5.00%, 1/1/2026	30,000	33,788

Chicago Transit Authority Capital Grant Receipts Rev., 5.00%, 6/1/2022	1,370,000	1,384,336

City of Aurora Series 2015-C, GO, 3.00%, 12/30/2022	50,000	50,852

City of Batavia GO, 3.00%, 1/1/2023	95,000	96,583

City of Canton GO, 4.00%, 12/15/2022	25,000	25,532

City of Chicago Series 2015C, GO, 5.00%, 1/1/2023 (b)	320,000	330,802

City of Chicago, Wastewater Transmission, Second Lien

Rev., 5.00%, 11/1/2022	95,000	97,603

Rev., 5.00%, 1/1/2023	25,000	25,842

Series B, Rev., 5.00%, 1/1/2023	190,000	196,398

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	287

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Illinois — continued

City of Chicago, Waterworks, Second Lien

Rev., 5.00%, 11/1/2022	100,000	102,740

Series 2008C, Rev., 5.00%, 1/1/2023	625,000	646,045

City of Evanston

Series 2017B, GO, 2.00%, 12/1/2022	100,000	100,874

Series 2017A, GO, 4.00%, 12/1/2022	25,000	25,590

GO, 5.00%, 12/1/2022	130,000	134,034

City of Naperville GO, 4.00%, 12/1/2022	25,000	25,581

City of Rochelle

GO, AGM, 2.00%, 5/1/2022	125,000	125,257

GO, AGM, 3.00%, 5/1/2023	100,000	102,011

GO, AGM, 3.00%, 5/1/2024	265,000	272,578

City of Rockford, Sales Tax Alternative Revenue Source Series 2016A, GO, 5.00%, 12/15/2022	25,000	25,789

City of Springfield Rev., 5.00%, 3/1/2022 (b)	50,000	50,000

City of Springfield, Electric System, Senior Lien

Rev., 5.00%, 3/1/2022	280,000	280,000

Rev., 5.00%, 3/1/2023	560,000	581,345

City of Waukegan, First Lien, Water and Sewer System Rev., AGM, 4.00%, 12/30/2022	105,000	107,485

Cook and Du Page Counties High School District No. 210 Lemont Series 2015A, GO, 3.00%, 1/1/2023	25,000	25,448

Cook and Will Counties Community College District No. 515, Limited Community College GO, 5.00%, 12/1/2022	110,000	113,313

Cook and Will Counties School District No. 194 Series B, GO, 5.00%, 12/1/2022	100,000	103,012

Cook County Community College District No. 504 Triton, Alternate Revenue Source GO, 5.00%, 6/1/2022	100,000	101,072

Cook County Community College District No. 504 Triton, Alternative Revenue Source GO, 5.00%, 6/1/2023	195,000	204,149

Cook County Community College District No. 527 Morton GO, 5.00%, 12/15/2022	25,000	25,779

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Illinois — continued

Cook County Community Consolidated School District No. 146 Tinley Park GO, 4.00%, 12/1/2022	20,000	20,477

Cook County Community Consolidated School District No. 15 Palatine GO, 5.00%, 12/1/2022	30,000	30,938

Cook County Community Consolidated School District No. 34 Glenview GO, 5.00%, 12/1/2022	40,000	41,263

Cook County Community Consolidated School District No. 59 Elk Grove, Limited Tax GO, 4.00%, 3/1/2022	60,000	60,000

Cook County Community High School District No. 234, Ridgewood GO, 4.00%, 12/1/2022	80,000	81,906

Cook County Community School District No. 97, Oak Park GO, 4.00%, 1/1/2023	90,000	92,356

Cook County Community Unit School District No. 401 Elmwood Park

Series 2021A, GO, 4.00%, 12/1/2023	205,000	214,668

Series 2021A, GO, 4.00%, 12/1/2024	255,000	272,825

Cook County Community Unit School District No. 401, Elmwood Park GO, 3.00%, 12/1/2022	520,000	528,330

Cook County Forest Preserve District, Limited Tax Series 2021A, GO, 5.00%, 11/15/2022	115,000	118,379

Cook County High School District No. 203 New Trier Township Series 2016B, GO, 3.50%, 12/15/2022	25,000	25,535

Cook County High School District No. 203, Thornton Township, Limited Tax Series 2016A, GO, 5.00%, 12/15/2022	25,000	25,829

Cook County High School District No. 205, Thornton Township, Limited Tax Series 2017C, GO, 5.00%, 12/1/2022	125,000	128,765

Cook County School District No. 109, Indian Springs, Limited Tax GO, 3.00%, 12/1/2022	100,000	101,602

Cook County School District No. 111, Burbank GO, AGM, 4.00%, 12/1/2022	90,000	92,042

Cook County School District No. 122 Ridgeland Series 2012D, GO, 4.00%, 12/1/2022	35,000	35,821

SEE NOTES TO FINANCIAL STATEMENTS.

288	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Illinois — continued

Cook County School District No. 123 Oak Lawn Series A, GO, 4.00%, 12/1/2022	30,000	30,681

Cook County School District No. 123 Oak Lawn, Capital Appreciation

GO, NATL-RE, Zero Coupon, 12/1/2022	100,000	98,953

GO, FGIC, Zero Coupon, 12/1/2022 (b)	20,000	19,858

Cook County School District No. 130 Blue Island, Limited Tax Series 2018C, GO, AGM, 5.00%, 12/1/2022	30,000	30,904

Cook County School District No. 144 Prairie Hills Series 2011C, GO, AGM, Zero Coupon, 12/1/2022	45,000	44,552

Cook County School District No. 159 Matteson-Richton Park GO, AGM, Zero Coupon, 12/1/2022 (b)	90,000	89,329

Cook County School District No. 159, Matteson-Richton Park, Capital Appreciation GO, AGM, Zero Coupon, 12/1/2022	150,000	148,528

Cook County School District No. 23 Prospect Heights GO, 4.00%, 12/15/2022	25,000	25,623

Cook County School District No. 73.5 Skokie, East Prairie GO, 4.00%, 12/1/2022	25,000	25,567

Cook County School District No. 74 Lincolnwood GO, 4.00%, 12/1/2022	45,000	46,086

Cook County School District No. 78 Rosemont GO, AGM, 5.00%, 12/1/2022	200,000	206,023

Cook County School District No. 81 Schiller Park GO, 4.00%, 12/1/2022	105,000	107,406

Cook County School District No. 87 Berkeley Series 2012B, GO, 3.00%, 12/1/2022	50,000	50,812

Cook County School District No. 95-Brookfield GO, 4.00%, 12/1/2022	100,000	102,383

Cook County School District No. 99 Cicero, Limited Tax Series 2019B, GO, 5.00%, 12/1/2022	25,000	25,705

Cook County Township High School District No. 220 Reavis GO, 3.00%, 12/1/2022	100,000	101,451

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Illinois — continued

Cook County Township High School District No. 225, Glenbrook Series 2016A, GO, 5.00%, 12/1/2022	80,000	82,525

County of Cook

Series 2021A, GO, 5.00%, 11/15/2022	245,000	252,059

Series C, GO, 5.00%, 11/15/2022	60,000	61,729

Series 2012C, GO, 5.00%, 11/15/2023	100,000	102,614

Series 2012C, GO, 5.00%, 11/15/2024	110,000	113,051

Series 2012C, GO, 5.00%, 11/15/2025	25,000	25,695

County of Cook, Sales Tax Rev., 2.50%, 11/15/2022	40,000	40,490

County of DeKalb GO, 5.00%, 1/15/2023	245,000	253,227

County of Kendall GO, 5.00%, 12/15/2022	55,000	56,748

County of Lake, Sales Tax GO, 5.00%, 11/30/2022	145,000	149,483

County of Rock Island GO, 3.00%, 12/1/2022	100,000	101,527

County of St. Clair, Highway Series 2013A, Rev., 3.63%, 1/1/2023 (b)	50,000	51,150

County of Will GO, 5.00%, 11/15/2022 (b)	370,000	380,912

County of Winnebago, Public Safety Sales Tax Alternative Revenue Source

Series 2013A, GO, 4.00%, 12/30/2022	60,000	61,515

Series 2013A, GO, 5.00%, 12/30/2023	220,000	226,890

Series 2013A, GO, 5.00%, 12/30/2024	20,000	20,692

DeKalb County Community Unit School District No. 428 DeKalb GO, 4.00%, 1/1/2023	85,000	87,225

Douglas and Champaign Counties Community Unit School District No. 302 Villa Grove, Alternative Revenue Source Series 2019A, GO, AGM, 3.00%, 12/1/2022	50,000	50,763

Du Page and Will Counties Community School District No. 204 Indian Prairie GO, 2.00%, 12/30/2022	300,000	302,992

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	289

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Illinois — continued

Du Page Cook and Will Counties Community College District No. 502

GO, 5.00%, 6/1/2022	20,000	20,222

GO, 5.00%, 6/1/2023	85,000	89,260

Du Page County High School District No. 88, Villa Park GO, 4.00%, 1/15/2023	45,000	46,234

Du Page County School District No. 45, Villa Park GO, 5.00%, 1/1/2023	65,000	67,167

DuPage and Cook Counties Community Unit School District No. 205 Elmhurst GO, 5.00%, 1/1/2023	325,000	335,586

DuPage County Community Unit School District No. 200 Wheaton-Warrenville GO, 5.00%, 10/1/2024	150,000	164,037

DuPage County Forest Preserve District GO, 5.00%, 1/1/2023	260,000	268,998

DuPage County School District No. 2 Bensenville GO, 5.00%, 5/1/2025	75,000	83,147

Ford Etc. Counties Community Unit School District No. 10 Paxton-Buckley-Loda, School Building Series 2017A, GO, AGM, 4.00%, 12/1/2022	25,000	25,567

Fox Valley Park District

Series 2015B, GO, 4.00%, 12/15/2022	50,000	51,226

GO, 5.00%, 12/15/2022	45,000	46,456

Godfrey Fire Protection District GO, 3.00%, 12/1/2022	20,000	20,311

Greater Peoria Sanitary and Sewerage Disposal District Series A, GO, 4.00%, 8/15/2023	100,000	103,877

Greene and Scott Counties Community Unit School District No. 3 Series 2017B, GO, 3.00%, 12/1/2022	50,000	50,726

Greene Jersey and Macoupin Counties Community Unit School District No. 9 Southwestern GO, 2.70%, 12/1/2022	50,000	50,652

Grundy Kendall & Will Counties Community Consolidated School District No. 201 Minooka GO, 5.00%, 10/15/2022	60,000	61,557

Grundy Kendall and Will Counties Community Consolidated School District No. 111 Minooka GO, 5.00%, 12/1/2022	60,000	61,752

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Illinois — continued

Grundy Kendall and Will Counties Community Consolidated School District No. 201 Minooka GO, 5.00%, 10/15/2023	50,000	52,884

Grundy Kendall and Will Counties Community Consolidated School District No. 201 Minooka, Capital Appreciation Series 2010B, GO, Zero Coupon, 10/15/2022	135,000	133,995

Highland Park District, Limited Tax

GO, 4.00%, 12/15/2022	25,000	25,629

Rev., 5.00%, 12/15/2022	95,000	98,134

Illinois Finance Authority Rev., 5.00%, 7/1/2022	535,000	542,844

Illinois Finance Authority, Advocate Health and Hospital Corp. Obligated Group

Rev., 5.00%, 5/1/2022	550,000	553,918

Rev., 4.00%, 6/1/2022 (b)	45,000	45,367

Rev., 5.00%, 6/1/2022 (b)	170,000	171,827

Rev., 5.00%, 6/1/2022	320,000	323,520

Rev., 5.00%, 8/1/2022	1,020,000	1,038,425

Series 2013A, Rev., 5.00%, 6/1/2023 (b)	320,000	335,423

Series 2013A, Rev., 5.00%, 6/1/2023	70,000	73,508

Illinois Finance Authority, Ann and Robert H Lurie Children’s Hospital Obligated Group

Rev., 5.00%, 8/15/2022	345,000	351,770

Rev., 5.00%, 8/15/2023	125,000	132,143

Rev., 5.00%, 8/15/2025	255,000	286,177

Illinois Finance Authority, Centegra Health System Series 2014A, Rev., 5.00%, 9/1/2022 (b)	115,000	117,414

Illinois Finance Authority, Clean Water Initiative Revolving Fund

Rev., 5.00%, 7/1/2022	210,000	213,079

Rev., 5.00%, 7/1/2023	505,000	531,756

Illinois Finance Authority, Depaul University

Rev., 5.00%, 10/1/2022	25,000	25,615

Series 2016A, Rev., 5.00%, 10/1/2022	115,000	117,831

Illinois Finance Authority, Downers Grove Community High School

Rev., 4.00%, 12/15/2022	35,000	35,881

SEE NOTES TO FINANCIAL STATEMENTS.

290	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Illinois — continued

Series 2020A, Rev., 4.00%, 12/15/2022	30,000	30,755

Illinois Finance Authority, Loyola University of Chicago

Series 2012B, Rev., 5.00%, 7/1/2022	125,000	126,791

Series 2012B, Rev., 5.00%, 7/1/2026	50,000	50,682

Illinois Finance Authority, Memorial Health System

Rev., 5.00%, 4/1/2022	200,000	200,718

Rev., 5.00%, 4/1/2023	120,000	125,186

Series 2014A, Rev., 5.00%, 7/1/2023	340,000	357,735

Series 2014A, Rev., 5.00%, 7/1/2023 (b)	100,000	105,039

Illinois Finance Authority, Mercy Health System Rev., 5.00%, 12/1/2022	40,000	41,205

Illinois Finance Authority, Northshore University Health System Series 2020A, Rev., 5.00%, 8/15/2022	100,000	101,962

Illinois Finance Authority, Northwest Community Hospital Series 2016A, Rev., 5.00%, 7/1/2022	35,000	35,507

Illinois Finance Authority, Northwestern Memorial Healthcare

Series 2021C, Rev., VRDO, LIQ: Barclays Bank plc, 0.04%, 3/1/2022 (c)	11,000,000	11,000,000

Rev., 5.00%, 7/15/2022	360,000	365,791

Series 2017B, Rev., 5.00%, 12/15/2022 (c)	90,000	92,846

Illinois Finance Authority, OSF Healthcare System

Series 2012A, Rev., 4.25%, 5/15/2022 (b)	435,000	438,208

Series 2012A, Rev., 5.00%, 5/15/2022 (b)	390,000	393,467

Series 2012A, Rev., 5.00%, 5/15/2022	215,000	216,899

Series 2018A, Rev., 5.00%, 5/15/2022	200,000	201,766

Series 2015A, Rev., 5.00%, 11/15/2022	50,000	51,444

Series 2015A, Rev., 5.00%, 11/15/2024	100,000	109,227

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Illinois — continued

Illinois Finance Authority, Presbyterian Homes Series 2016A, Rev., 5.00%, 11/1/2022	60,000	61,494

Illinois Finance Authority, Presence Health Network Series 2016C, Rev., 5.00%, 2/15/2023	225,000	233,575

Illinois Finance Authority, Regency Park at Lincolnwood Series 1991A, Rev., Zero Coupon, 7/15/2023 (b)	45,000	44,220

Illinois Finance Authority, Riverside Health System

Rev., 5.00%, 11/15/2022	115,000	118,338

Rev., 5.00%, 11/15/2023	420,000	438,941

Rev., 5.00%, 11/15/2024	100,000	109,422

Illinois Finance Authority, Rush Medical Center Obligated Group

Series 2015A, Rev., 5.00%, 11/15/2022	555,000	571,189

Series 2015A, Rev., 5.00%, 11/15/2025	25,000	27,688

Illinois Finance Authority, Social Bonds-Learn Chapter School Project

Rev., 4.00%, 11/1/2022	125,000	127,172

Rev., 4.00%, 11/1/2023	135,000	139,873

Illinois Finance Authority, Southern Illinois Healthcare Enterprises, Inc. Series 2017C, Rev., 5.00%, 3/1/2023	140,000	145,621

Illinois Finance Authority, State Clean Water Initiative

Rev., 5.00%, 7/1/2022	40,000	40,586

Rev., 4.00%, 1/1/2023	90,000	92,364

Rev., 5.00%, 1/1/2023	85,000	87,934

Illinois Finance Authority, Swedish American Hospital

Rev., 4.25%, 11/15/2022 (b)	45,000	46,040

Rev., 5.00%, 11/15/2022 (b)	25,000	25,709

Illinois Finance Authority, Swedish Covenant Hospital Series 2016A, Rev., 5.00%, 8/15/2026 (b)	155,000	177,826

Illinois Finance Authority, The University of Chicago

Series 2014A, Rev., 5.00%, 10/1/2022	315,000	322,791

Series 2013A, Rev., 4.00%, 4/1/2023 (b)	30,220,000	31,192,072

Series 2021A, Rev., 5.00%, 10/1/2023	1,400,000	1,485,459

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	291

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Illinois — continued

Series 2021A, Rev., 5.00%, 10/1/2025	3,500,000	3,929,186

Illinois Finance Authority, The University of Chicago Medical Center

Series 2012A, Rev., 5.00%, 8/15/2022 (b)	1,025,000	1,044,310

Series A, Rev., 5.00%, 8/15/2022	655,000	667,914

Series 2016B, Rev., 5.00%, 8/15/2023	740,000	782,617

Series A, Rev., 5.00%, 8/15/2023	200,000	211,518

Series 2016A, Rev., 5.00%, 8/15/2024	235,000	255,638

Illinois Finance Authority, Unitypoint Health

Series 2016D, Rev., 5.00%, 2/15/2023	215,000	223,340

Series 2016D, Rev., 5.00%, 2/15/2024	230,000	246,535

Illinois Finance Authority, Western Memorial Healthcare Rev., 5.00%, 8/15/2022 (b)	40,000	40,772

Illinois Health Facilities Authority, Advocate Health and Hospital Corp. Obligated Group Series 2003C, Rev., 1.60%, 11/15/2022	80,000	80,472

Illinois Housing Development Authority

Series 2017B, Rev., GNMA/FNMA/FHLMC, 2.15%, 4/1/2022	25,000	25,028

Series 2019A, Rev., GNMA/FNMA/FHLMC, 2.00%, 4/1/2023	10,000	10,076

Illinois Municipal Electric Agency, Power Supply System

Series 2015A, Rev., 5.00%, 2/1/2023	150,000	155,254

Series 2015A, Rev., 5.00%, 2/1/2024	180,000	192,336

Series 2015A, Rev., 5.00%, 2/1/2026	175,000	195,866

Illinois State Toll Highway Authority

Series 2014A, Rev., 5.00%, 12/1/2022	465,000	479,359

Series 2014D, Rev., 5.00%, 1/1/2023	730,000	754,828

Series 2018A, Rev., 5.00%, 1/1/2023	95,000	98,231

Series D, Rev., 5.00%, 1/1/2024	95,000	101,470

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Illinois — continued

Kane and DeKalb Counties Community Unit School District No. 302 Kaneland GO, NATL-RE, Zero Coupon, 2/1/2023	20,000	19,713

Kane County Community Unit School District No. 101 Batavia GO, 5.00%, 1/1/2023	40,000	41,377

Kane County Forest Preserve District Series 2016C, GO, 5.00%, 12/15/2022	215,000	222,006

Kane County School District No. 131 Aurora East Side Series 2020C, GO, 5.00%, 12/1/2022	160,000	164,819

Kane McHenry Cook and De Kalb Counties Unit School District No. 300

Series 2021A, GO, 4.00%, 1/1/2023	75,000	76,888

GO, 5.00%, 1/1/2023	145,000	149,845

GO, 5.00%, 1/1/2024	480,000	512,418

Kankakee and Will Counties Community Unit School District No. 5, Capital Appreciation GO, AGM, Zero Coupon, 5/1/2023	25,000	24,699

Kankakee and Will Counties Community Unit School District No. 5, Limited Tax GO, 4.00%, 12/1/2022	275,000	281,303

Kankakee County Community High School District No. 307 Bradley-Bourbonnais, Alternative Revenue Source GO, 4.00%, 12/1/2022	100,000	102,224

Kankakee County School District No. 61 Bradley Series 2012B, GO, 4.00%, 10/1/2022	25,000	25,437

Kankakee River Metropolitan Agency, Senior Lien Treatment Facility Rev., AGM, 4.00%, 5/1/2022	30,000	30,166

Kendall County Community Unit School District No. 88 Plano GO, AMBAC, Zero Coupon, 12/1/2022 (b)	20,000	19,866

Kendall County Forest Preserve District GO, AGM, 5.00%, 1/1/2023	130,000	134,366

Kendall Kane and Will Counties Community Unit School District No. 308 Series B, GO, 5.00%, 10/1/2022	200,000	204,710

Lake County Community Consolidated School District No. 3 Beach Park GO, AGM, 4.00%, 2/1/2023	300,000	308,122

Lake County Community Consolidated School District No. 46 Grayslake GO, 5.00%, 11/1/2022	55,000	56,463

SEE NOTES TO FINANCIAL STATEMENTS.

292	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Illinois — continued

Lake County Community High School District No. 115 Lake Forest GO, 4.00%, 11/1/2022	45,000	45,948

Lake County Community Unit School District No. 116 Round Lake GO, 3.00%, 1/15/2023	120,000	122,075

Lake County Community Unit School District No. 95 Lake Zurich GO, 5.00%, 1/15/2023	50,000	51,812

Lake County Consolidated High School District No. 120 Mundelein, Limited Tax GO, 5.00%, 12/1/2022	115,000	118,630

Lake County School District No. 112 North Shore GO, 5.00%, 6/1/2022	40,000	40,442

Lake County School District No. 76-Diamond Lake, School Building GO, 5.00%, 1/1/2023	35,000	36,190

Lake County Township High School District No. 121 Warren Series 2016A, GO, 3.00%, 1/1/2024 (b)	370,000	382,596

Lockport Township Fire Protection District GO, 4.25%, 7/1/2022 (b)	100,000	101,209

Madison and Jersey Counties Unit School District No. 11-Alton, Capital Appreciation GO, AGM, Zero Coupon, 12/1/2022	50,000	49,583

Madison-Macoupin Etc. Counties Community College District No. 536, Lewis and Clark Community

GO, AGM, 4.00%, 5/1/2022	25,000	25,126

GO, 5.00%, 11/1/2022	35,000	35,881

McHenry and Lake Counties Community High School District No. 156 McHenry, School Building GO, 5.00%, 2/1/2023	160,000	165,933

McHenry County Conservation District GO, 5.00%, 2/1/2024	20,000	21,430

McLean and Woodford Counties Community Unit School District No. 5 Normal

Series 2017A, GO, 4.00%, 12/1/2022	390,000	398,554

Series 2017A, GO, 4.00%, 12/1/2023	30,000	31,362

McLean County Community Unit School District No. 3, Tri-Valley GO, 3.00%, 12/1/2022	25,000	25,410

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Illinois — continued

McLean County Public Building Commission Rev., 5.00%, 12/1/2022	155,000	159,644

Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project Series A, Rev., NATL-RE, Zero Coupon, 6/15/2022 (b)	30,000	29,930

Metropolitan Water Reclamation District of Greater Chicago Series 2014D, GO, 5.00%, 12/1/2022	25,000	25,789

Monroe and St. Clair Counties, Community Unit School District No. 5

GO, 5.00%, 4/15/2022	75,000	75,397

GO, 5.00%, 4/15/2023	35,000	36,562

Mundelein Park and Recreation District, Limited Tax GO, 3.00%, 12/15/2022	25,000	25,347

Northern Illinois Municipal Power Agency, Prairie State Project

Series 2016A, Rev., 5.00%, 12/1/2022	750,000	772,244

Series 2016A, Rev., 5.00%, 12/1/2024	430,000	469,898

Peoria Metropolitan Airport Authority

Series 2017D, GO, 5.00%, 12/1/2022	45,000	46,389

Series 2017D, GO, 5.00%, 12/1/2023	75,000	79,964

Peoria Tazewell Etc Counties Community College District No. 514

Series 2014A, GO, 5.00%, 12/1/2022	175,000	180,538

GO, 4.00%, 12/1/2023	95,000	99,768

Piatt and Dewitt Counties Community Unit School District No. 57 Deland-Weldon GO, 3.13%, 12/1/2022	20,000	20,324

Pleasant Dale Park District Series A, GO, 4.00%, 12/15/2022	255,000	260,889

Railsplitter Tobacco Settlement Authority

Rev., 5.00%, 6/1/2022	485,000	489,845

Rev., 5.00%, 6/1/2023	275,000	287,202

Rev., 5.00%, 6/1/2024	525,000	563,425

Regional Transportation Authority

Series 2017A, Rev., 5.00%, 7/1/2022	75,000	76,087

Series 2003A, Rev., NATL-RE, 5.50%, 7/1/2022	200,000	203,228

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	293

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Illinois — continued

Series 2014A, Rev., 5.00%, 6/1/2023 (b)	45,000	47,231

Series 2003B, Rev., NATL-RE, 5.50%, 6/1/2023	25,000	26,391

Series 2017A, Rev., 5.00%, 7/1/2023	80,000	84,195

Series 2003A, Rev., NATL-RE, 5.50%, 7/1/2023	50,000	52,944

Series 2017A, Rev., 5.00%, 7/1/2024	25,000	27,125

Rock Island County Community Unit School District No. 40 Moline, Alternative Revenue Source GO, 3.00%, 2/1/2024	20,000	20,352

Sales Tax Securitization Corp. Series 2018C, Rev., 5.00%, 1/1/2023	50,000	51,709

Sangamon County Community Unit School District No. 5 Ball-Chatham Series B, GO, 5.00%, 1/1/2023	50,000	51,701

Sangamon County School District No. 186 Springfield Series 2014B, GO, 5.00%, 2/1/2023 (b)	95,000	98,496

Skokie Park District, Capital Appreciation GO, AMBAC, Zero Coupon, 12/1/2022	40,000	39,613

South Suburban College Community School District No. 510 GO, AGC, Zero Coupon, 12/1/2023	25,000	24,338

Southern Illinois University Series A-1, COP, 5.00%, 2/15/2023	240,000	249,006

Southwestern Illinois Development Authority, Memorial Group Inc. Rev., 7.13%, 11/1/2023 (b)	350,000	383,947

St. Charles Park District, Master Lease Program Series 2017B, GO, 5.00%, 12/15/2022	25,000	25,789

St. Clair County Township High School District No. 203 O’Fallon

GO, 3.00%, 12/1/2022	35,000	35,534

GO, 4.00%, 12/1/2022	50,000	51,192

State of Illinois

GO, 5.00%, 3/1/2022	75,000	75,000

Series 2021A, GO, 5.00%, 3/1/2022	2,985,000	2,985,000

Series 2013A, GO, 5.00%, 4/1/2022	125,000	125,430

GO, 5.00%, 5/1/2022	110,000	110,763

GO, 5.13%, 5/1/2022	150,000	151,071

Series 2018A, GO, 5.25%, 5/1/2022	290,000	292,130

GO, 5.00%, 6/1/2022	745,000	752,726

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Illinois — continued

GO, 5.00%, 7/1/2022	400,000	405,488

GO, AGM, 5.00%, 8/1/2022	95,000	96,659

GO, 5.00%, 8/1/2022	50,000	50,851

Series B, GO, 5.00%, 10/1/2022	35,000	35,819

Series 2017D, GO, 5.00%, 11/1/2022	7,530,000	7,729,367

Series 2019A, GO, 5.00%, 11/1/2022	345,000	354,134

GO, 5.00%, 2/1/2023	25,000	25,886

Series 2021A, GO, 5.00%, 3/1/2023	2,600,000	2,699,696

Series 2013A, GO, 5.00%, 4/1/2023	40,000	41,650

Series D, GO, 5.00%, 11/1/2023	200,000	212,063

GO, 5.00%, 2/1/2024	265,000	282,967

Series 2021A, GO, 5.00%, 3/1/2024	1,035,000	1,107,742

GO, 5.50%, 7/1/2024	75,000	79,235

GO, 5.00%, 8/1/2024	75,000	76,298

Series D, GO, 5.00%, 11/1/2024	55,000	59,931

GO, 5.00%, 3/1/2025	25,000	25,084

Series 2021A, GO, 5.00%, 3/1/2025	20,000	21,949

GO, 5.50%, 7/1/2025	65,000	68,670

GO, 4.00%, 8/1/2025	75,000	75,964

GO, 5.00%, 8/1/2025	105,000	106,805

GO, 5.00%, 2/1/2026	25,000	27,875

GO, 4.00%, 3/1/2026	25,000	25,060

Series B, GO, 5.00%, 10/1/2026	25,000	28,216

Series 2017D, GO, 5.00%, 11/1/2026	75,000	84,773

GO, 5.00%, 2/1/2027	100,000	106,384

State of Illinois, Sales Tax

Series 2021A, Rev., 3.00%, 6/15/2022	30,000	30,190

Series 2016A, Rev., 5.00%, 6/15/2022	75,000	75,903

Series 2016C, Rev., 5.00%, 6/15/2022	990,000	1,001,919

Series 2016D, Rev., 5.00%, 6/15/2023	120,000	125,774

Series 2021C, Rev., 5.00%, 6/15/2025	2,000,000	2,212,089

Series 2021C, Rev., 5.00%, 6/15/2026	2,000,000	2,260,730

Tender Option Bond Trust Receipts/Certificates Series 2017-XF2500, Rev., VRDO, LIQ: Citibank NA, 0.25%, 3/9/2022 (c) (e)	10,220,000	10,220,000

Town of Normal

Series 2016A, GO, 4.00%, 6/1/2022	30,000	30,230

SEE NOTES TO FINANCIAL STATEMENTS.

294	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Illinois — continued

Series 2017A, GO, 4.00%, 6/1/2023	35,000	36,237

Township of Campton GO, 5.00%, 12/15/2022	25,000	25,807

University of Illinois Series C, COP, 5.00%, 3/15/2023	45,000	46,895

University of Illinois, Auxiliary Facilities System

Series 2013A, Rev., 5.00%, 4/1/2022	240,000	240,864

Series 2016A, Rev., 5.00%, 4/1/2022	40,000	40,144

Series 2001A, Rev., AMBAC, 5.50%, 4/1/2022	55,000	55,220

Series 2013A, Rev., 5.00%, 4/1/2024	40,000	41,728

Vermilion and Edgar Counties Community Unit School District No. 4 Series 2016B, GO, AGM, 3.50%, 12/1/2022	200,000	203,720

Village of Antioch

GO, 4.00%, 12/1/2024	195,000	208,249

GO, 4.00%, 12/1/2025	200,000	217,595

GO, 4.00%, 12/1/2026	210,000	232,318

Village of Arlington Heights GO, 3.00%, 12/1/2022	25,000	25,404

Village of Bolingbrook Series 1999A, GO, NATL-RE, 5.25%, 1/1/2023 (b)	30,000	31,095

Village of Bourbonnais, Olivet Nazarene University Project Rev., 5.00%, 5/1/2023 (b)	155,000	162,019

Village of Channahon GO, 4.00%, 12/1/2022 (b)	25,000	25,600

Village of Elk Grove Village

GO, 4.00%, 1/1/2023	30,000	30,770

GO, 5.00%, 1/1/2023	20,000	20,679

Village of Elmwood Park GO, 4.75%, 12/1/2022 (b)	50,000	51,478

Village of Glendale Heights GO, 5.00%, 12/15/2022	155,000	159,988

Village of Hoffman Estates GO, 5.00%, 12/1/2022	40,000	41,241

Village of La Grange GO, 3.00%, 12/1/2022	20,000	20,323

Village of Libertyville Series 2021B, GO, 4.00%, 5/1/2023	100,000	103,316

Village of Lyons Series 2014B, GO, AGM, 4.00%, 12/1/2022	35,000	35,773

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Illinois — continued

Village of Midlothian

GO, AGM, 4.00%, 1/1/2023	15,000	15,341

GO, AGM, 4.00%, 1/1/2024	70,000	73,296

GO, AGM, 4.00%, 1/1/2025	40,000	42,743

Village of Morton Grove GO, 5.00%, 12/15/2022	75,000	77,384

Village of Northbrook Series 2014A, GO, 5.00%, 12/1/2022	215,000	221,705

Village of Oak Park, Corporate Purpose Series 2020B, GO, 5.00%, 1/1/2023	660,000	681,663

Village of Rantoul GO, 4.00%, 1/1/2025	350,000	374,001

Village of Schaumburg

Series 2012A, GO, 4.00%, 12/1/2022	25,000	25,577

Series 2020B, GO, 2.00%, 12/1/2023	325,000	329,133

Village of South Holland Series 2015B, GO, 4.00%, 12/15/2022	195,000	199,022

Village of Villa Park, Sales Tax Series 2018A, GO, 4.00%, 12/15/2022	135,000	138,096

Village of Western Springs GO, 3.00%, 12/1/2022	50,000	50,726

Village of Wheeling GO, 5.00%, 12/1/2022	40,000	41,241

Will & Kendall Counties Community Consolidated School District 202 Plainfield Series 2019B, Rev., 5.00%, 7/1/2022	25,000	25,362

Will & Kendall Counties Community Consolidated School District 202 Plainfield, Limited Tax Series 2019A, Rev., 5.00%, 1/1/2023	120,000	124,132

Will County Community Consolidated School District No. 33-C Homer Glen Rev., 5.00%, 12/1/2022	25,000	25,782

Will County Community High School District No. 210 Lincoln-Way GO, AGM, Zero Coupon, 1/1/2023 (b)	35,000	34,706

Will County Community School District No. 161 Summit Hill GO, 3.00%, 1/1/2023	25,000	25,448

Will County Community Unit School District No. 365-U Valley View GO, AGM, Zero Coupon, 11/1/2022	195,000	193,918

Will County Forest Preserve District GO, 5.00%, 12/15/2022	215,000	222,040

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	295

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Illinois — continued

Will County Forest Preserve District, Limited Tax Series 2016A, GO, 2.00%, 12/15/2022	100,000	100,929

Will County School District No. 122, Capital Appreciation GO, AGM, Zero Coupon, 11/1/2022	60,000	59,553

Will County School District No. 88 Chaney-Monge, School Building GO, AGM, 5.00%, 12/1/2023 (b)	135,000	143,984

Will County Township High School District No. 204 Joliet, Limited Tax Series 2013A, GO, 2.75%, 1/1/2023	35,000	35,479

Will Grundy Counties Community College District No. 525 Series 2012A, GO, 4.00%, 12/1/2022 (b)	25,000	25,600

Will Grundy Etc Counties Community College District No. 525

Series 2013A, GO, 5.00%, 6/1/2023	535,000	560,649

Series 2013B, GO, 5.25%, 12/1/2023 (b)	25,000	26,794

Total Illinois		133,735,870

Indiana — 1.3%

Allen County War Memorial Coliseum Additions Building Corp.

Series 2016A, Rev., 4.00%, 11/1/2022	50,000	51,027

Series 2016A, Rev., 4.00%, 11/1/2024	110,000	116,979

Anderson Redevelopment District Series 2018A, Rev., 5.00%, 2/1/2023	175,000	181,081

Anderson School Building Corp., First Mortgage

Rev., 5.00%, 7/20/2022	425,000	432,017

Rev., 5.00%, 1/20/2023	45,000	46,618

Rev., 5.00%, 7/20/2023	20,000	21,080

Avon Community School Building Corp., Ad Valorem Property Tax First Mortgage

Rev., 5.00%, 7/15/2022	160,000	162,568

GO, 2.00%, 1/15/2023	2,275,000	2,294,300

Rev., 5.00%, 1/15/2023	40,000	41,429

Rev., 5.00%, 7/15/2023	20,000	21,070

Rev., 4.00%, 7/15/2024	25,000	26,540

Rev., 5.00%, 7/15/2024	110,000	119,332

Ball State University, Housing & Dining System

Rev., 5.00%, 7/1/2022	125,000	126,833

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Indiana — continued

Rev., 5.00%, 7/1/2024	25,000	26,212

Ball State University, Student Fee Series R, Rev., 5.00%, 7/1/2023	70,000	73,738

Baugo School Building Corp. Rev., 5.00%, 7/15/2022	25,000	25,390

Brownsburg 1999 School Building Corp., Ad Valorem Property Tax First Mortgage

Series 2015B, Rev., 5.00%, 7/15/2022	45,000	45,710

Rev., 4.00%, 7/15/2023	65,000	67,543

Series 2015B, Rev., 5.00%, 7/15/2024	30,000	32,538

Carmel Clay Public Library GO, 3.00%, 1/15/2023	615,000	626,119

Carmel Local Public Improvement Bond Bank

Series 2016, Rev., 5.00%, 7/15/2022	80,000	81,308

Series 2021A, Rev., 4.00%, 7/15/2025	65,000	70,370

Carmel Local Public Improvement Bond Bank, Waterworks

Rev., 5.00%, 6/1/2022	175,000	176,898

Rev., 5.00%, 6/1/2023	225,000	235,787

Carmel Redevelopment Authority, Option Income Tax Lease Rental

Series 2014B, Rev., 5.00%, 7/1/2022	150,000	152,204

Series 2014B, Rev., 5.00%, 1/1/2024	35,000	37,305

Series 2014B, Rev., 5.00%, 7/1/2024	70,000	75,782

City of Auburn Dekalb Indiana Sewage Works Rev., 2.00%, 7/1/2022	100,000	100,444

City of Bedford Rev., 3.50%, 1/1/2023	300,000	306,111

City of Bedford Waterworks Rev., 3.00%, 6/1/2023	200,000	204,423

City of Evansville, Sewage Works Series 2014C, Rev., 3.00%, 7/1/2022 (b)	150,000	151,165

City of Fishers, Local Income Tax Rev., 3.00%, 1/15/2023	65,000	66,209

City of Fort Wayne, Sewage Works

Series 2012B, Rev., 2.00%, 8/1/2022	75,000	75,233

Rev., 3.00%, 8/1/2022	50,000	50,359

Series 2020B, Rev., 4.00%, 8/1/2024	150,000	157,601

SEE NOTES TO FINANCIAL STATEMENTS.

296	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Indiana — continued

City of Indianapolis Department of Public Utilities Gas Utility

Series 2020A, Rev., 5.00%, 8/15/2022	595,000	606,730

Series 2020A, Rev., 5.00%, 8/15/2023	840,000	888,376

City of Indianapolis, Energy System, First Lien

Series 2016A, Rev., 5.00%, 10/1/2022	360,000	368,690

Series 2016A, Rev., 5.00%, 10/1/2023	65,000	68,894

City of Knox, Sewage Works Rev., 4.00%, 12/1/2022	65,000	66,313

City of La Porte, Sewage Works Rev., 3.00%, 3/1/2023	40,000	40,782

City of Lafayette, Sewage Works

Rev., 5.00%, 7/1/2022	45,000	45,641

Rev., 5.00%, 1/1/2023	80,000	82,721

City of Martinsville, Waterworks Rev., AGM, 3.00%, 7/1/2022	25,000	25,167

City of Rockport, AEP Generating Co. Project Series A, Rev., 1.35%, 9/1/2022 (c)	50,000	50,140

Clark Pleasant Middle School Corp., Ad Valorem Property Tax First Mortgage Rev., 4.00%, 1/15/2025	35,000	37,306

Clark-Pleasant School Building Corp., First Mortgage Rev., 5.00%, 7/15/2022	35,000	35,553

Clarksville Redevelopment Authority Rev., 4.00%, 8/1/2023	125,000	129,685

Clay Multi School Building Corp. Rev., 5.00%, 1/15/2023	210,000	217,332

Columbus Multi-High School Building Corp., Unlimited Ad Valorem Property Tax Rev., 5.00%, 7/15/2022	75,000	76,207

Concord Community Schools Building Corp., First Mortgage Rev., 5.00%, 7/15/2023	25,000	26,345

County of Elkhart GO, 4.00%, 6/1/2022	25,000	25,210

County of Johnson, Local Income Tax Series 2020A, Rev., 4.00%, 7/15/2023	25,000	25,995

County of Lake

GO, AGM, 2.00%, 7/15/2022	25,000	25,132

Series 2014B, GO, 2.60%, 7/15/2022	50,000	50,357

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Indiana — continued

County of Porter GO, 2.00%, 1/15/2023	20,000	20,182

Danville Multi-School Building Corp., Ad Valorem Property Tax First Mortgage Rev., 5.00%, 7/15/2022	50,000	50,797

Decatur Township Multi-School Building Corp., Ad Valorem Property Tax First Mortgage Rev., 4.00%, 1/15/2023	20,000	20,520

East Allen Multi School Building Corp., Indiana Ad Valorem Property Tax, First Mortgage

Rev., 4.00%, 7/15/2022	25,000	25,302

Rev., 4.00%, 7/15/2023	10,000	10,386

Rev., 4.00%, 1/15/2024	40,000	41,952

East Porter County School Building Corp., First Mortgage

Rev., 4.00%, 7/15/2022	75,000	75,936

Rev., 3.00%, 1/15/2023	35,000	35,648

East Porter County School Corp. GO, 2.00%, 1/15/2023	30,000	30,296

Evansville Local Public Improvement Bond Bank (The), Sewer Works Project Series 2013A, Rev., 5.00%, 1/1/2024 (b)	125,000	133,591

Evansville Waterworks District Rev., AGM, 2.00%, 1/1/2023	125,000	126,093

Fishers Industrial Redevelopment District, Income Tax

Rev., 4.00%, 1/15/2024	25,000	26,173

Rev., 4.00%, 7/15/2024	35,000	37,004

Fishers Redevelopment Authority, State Road 37 Project Rev., 4.00%, 7/15/2022	25,000	25,304

Fishers Redevelopment District Series 2017A1, Rev., 4.00%, 7/15/2022	50,000	50,609

Fishers Town Hall Building Corp., Amphitheater Project Rev., 4.00%, 7/15/2022	100,000	101,192

Fort Wayne Community School Building Corp., Indiana Unlimited Ad Valorem Property Tax, First Mortgage Series 2017B, Rev., 5.00%, 1/15/2023	70,000	72,494

Fort Wayne Redevelopment Authority Series 2014A, Rev., 3.00%, 8/1/2024	50,000	50,827

Franklin Township School Building Corp., First Mortgage Rev., 4.00%, 1/15/2023	50,000	51,349

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	297

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Indiana — continued

Franklin Township-Marion County Multiple School Building Corp., Ad Valorem Property Tax First Mortgage

Series 2015B, Rev., 5.00%, 7/15/2022	160,000	162,562

Rev., 4.00%, 1/15/2023	60,000	61,619

GCS School Building Corp. One, Unlimited Ad Valorem Property Tax First Mortgage

Rev., 4.00%, 7/15/2022	75,000	75,911

Rev., 5.00%, 7/15/2022	25,000	25,396

Rev., 4.00%, 1/15/2023	75,000	76,977

Rev., 5.00%, 1/15/2026	45,000	50,752

Greene County Hospital Association Series 2021A, Rev., 3.00%, 8/1/2022	50,000	50,451

Greenfield Middle School Building Corp., Ad Valorem Property Tax First Mortgage

Rev., 4.00%, 7/15/2022	60,000	60,740

Rev., 5.00%, 7/15/2023	30,000	31,614

Hamilton County Public Building Corp., First Mortgage Rev., 5.00%, 2/1/2023	75,000	76,281

Hamilton Southeastern Consolidated School Building Corp., Ad Valorem Property Tax First Mortgage

Rev., 5.00%, 7/15/2022	25,000	25,400

Series 2014A, Rev., 5.00%, 7/15/2022	25,000	25,400

Series B, Rev., 5.00%, 7/15/2022	35,000	35,561

Rev., 4.00%, 1/15/2024	25,000	26,277

Hammond Multi-School Building Corp., Ad Valorem Property Tax First Mortgage

Rev., 5.00%, 7/15/2024	100,000	106,720

Rev., 5.00%, 1/15/2025	100,000	109,705

Highland Sanitation District Series 2016B, 2.00%, 8/1/2022	50,000	50,243

Hobart Building Corp., Ad Valorem Property Tax First Mortgage

Rev., 5.00%, 7/15/2022	20,000	20,312

Rev., 5.00%, 1/15/2023	60,000	62,073

Rev., 5.00%, 7/15/2023	70,000	73,697

Indiana Bond Bank, Special Program, Columbus Learning Center Project Series 2012C, Rev., 5.00%, 8/1/2023	200,000	203,273

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Indiana — continued

Indiana Finance Authority

Series 2017A, Rev., 5.00%, 6/1/2022 (b)	75,000	75,815

Series 2012M, Rev., 4.00%, 7/1/2022 (b)	20,000	20,225

Series 2012A, Rev., 5.00%, 7/1/2022 (b)	200,000	202,912

Series 2012C, Rev., 5.00%, 7/1/2022 (b)	310,000	314,514

Series 2012M, Rev., 5.00%, 7/1/2022 (b)	260,000	263,786

Series 2010A, Rev., 5.00%, 12/1/2022	130,000	134,064

Series 2016C, Rev., 5.00%, 12/1/2022	75,000	77,345

Series 2015A, Rev., 5.00%, 2/1/2023	50,000	51,896

Series 2017A, Rev., 5.00%, 6/1/2023 (b)	115,000	120,690

Series 2016C, Rev., 5.00%, 12/1/2023	175,000	186,740

Indiana Finance Authority, Beacon Health System Obligation Group

Series 2013A, Rev., 5.00%, 8/15/2022	395,000	402,733

Series 2013A, Rev., 5.00%, 8/15/2023	250,000	264,285

Series 2013A, Rev., 5.00%, 8/15/2023 (b)	245,000	258,933

Indiana Finance Authority, Butler University Project Series 2014A, Rev., 5.00%, 2/1/2023	100,000	103,708

Indiana Finance Authority, Community Foundation of Northwest Indiana Obligated Group

Rev., 5.00%, 3/1/2022 (b)	160,000	160,000

Rev., 5.00%, 9/1/2022	100,000	102,139

Rev., 5.00%, 3/1/2023	25,000	26,017

Rev., 5.00%, 9/1/2023	230,000	243,499

Indiana Finance Authority, Community Health Network Project

Series 2012A, Rev., 3.00%, 5/1/2022	45,000	45,179

Series 2012A, Rev., 5.00%, 5/1/2022	600,000	604,351

Series 2012A, Rev., 5.00%, 5/1/2023	655,000	685,366

SEE NOTES TO FINANCIAL STATEMENTS.

298	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Indiana — continued

Indiana Finance Authority, Deaconess Health System

Series 2013A, Rev., 5.00%, 3/1/2023	25,000	26,004

Series 2013A, Rev., 5.00%, 3/1/2023 (b)	25,000	26,009

Indiana Finance Authority, Educational Facilities Series 2013B, Rev., 5.00%, 2/1/2023	50,000	51,854

Indiana Finance Authority, First Lien, CWA Authority Project

Series 2014A, Rev., 5.00%, 10/1/2022	205,000	210,082

Series 2016A, Rev., 5.00%, 10/1/2022	50,000	51,240

Series 2021-1, Rev., 5.00%, 10/1/2022	90,000	92,231

Series 2021-1, Rev., 5.00%, 10/1/2023	10,000	10,617

Series 2012A, Rev., 5.00%, 10/1/2024	250,000	256,094

Indiana Finance Authority, Franciscan Alliance, Inc., Obligated Group

Rev., 5.00%, 11/1/2022	170,000	174,763

Series 2017C, Rev., 5.00%, 11/1/2022	50,000	51,411

Rev., 5.00%, 11/1/2023	160,000	170,375

Series 2017B, Rev., 5.00%, 11/1/2023	400,000	425,937

Series 2016B, Rev., 5.00%, 11/1/2024	345,000	378,323

Indiana Finance Authority, Goshen Health Series B, Rev., 2.10%, 11/1/2026 (c)	35,000	35,364

Indiana Finance Authority, Indiana University Health Obligated Group

Rev., 5.00%, 12/1/2022	600,000	618,987

Series 2014A, Rev., 5.00%, 12/1/2022	195,000	201,171

Series 2016A, Rev., 5.00%, 12/1/2022	500,000	515,822

Rev., 5.00%, 12/1/2024	75,000	82,406

Series B, Rev., 2.25%, 7/1/2025 (c)	150,000	154,151

Indiana Finance Authority, Lease Appropriation, Convention Center Expansion Project Series 2019B, Rev., 5.00%, 2/1/2025	90,000	99,317

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Indiana — continued

Indiana Finance Authority, National Collegiate Athletic Association Project Rev., 5.00%, 5/1/2022	75,000	75,556

Indiana Finance Authority, Parkview Health System, Inc.

Series 2012A, Rev., 5.00%, 5/1/2022	25,000	25,182

Series 2017A, Rev., 5.00%, 11/1/2022	420,000	431,881

Series 2012A, Rev., 4.00%, 5/1/2023	185,000	185,934

Series 2017A, Rev., 5.00%, 11/1/2023	285,000	303,529

Series 2012A, Rev., 5.00%, 5/1/2024	100,000	100,728

Series 2017A, Rev., 5.00%, 11/1/2024	55,000	60,161

Indiana Finance Authority, State Parking Project Series 2012I, Rev., 5.00%, 7/1/2022 (b)	20,000	20,291

Indiana Finance Authority, State Revolving Fund Program

Rev., 5.00%, 2/1/2023	50,000	51,896

Series 2012C, Rev., 5.00%, 2/1/2023	70,000	72,655

Series 2015B, Rev., 5.00%, 2/1/2023	45,000	46,707

Series 2017C, Rev., 5.00%, 2/1/2023	25,000	25,948

Series 2019E, Rev., 5.00%, 2/1/2023	100,000	103,792

Series 2012C, Rev., 5.00%, 2/1/2025	25,000	25,929

Indiana Health Facility Financing Authority, Ascension Health Credit Group Rev., 4.00%, 10/1/2025	30,000	32,713

Indiana Municipal Power Agency, Power Supply System

Series 2014A, Rev., 5.00%, 1/1/2023	515,000	532,822

Series 2016C, Rev., 5.00%, 1/1/2023	65,000	67,249

Series 2017A, Rev., 5.00%, 1/1/2023	800,000	827,685

Series 2019A, Rev., 5.00%, 1/1/2023	350,000	362,112

Series 2013A, Rev., 5.00%, 7/1/2023 (b)	100,000	105,244

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	299

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Indiana — continued

Series 2013A, Rev., 5.25%, 7/1/2023 (b)	125,000	131,966

Series 2014A, Rev., 5.00%, 1/1/2024	270,000	288,286

Indiana State University Housing and Dining System

Rev., 4.00%, 4/1/2022	65,000	65,181

Rev., 5.00%, 4/1/2023	50,000	52,161

Indiana State University, Housing and Dining System Rev., 5.00%, 4/1/2022	150,000	150,539

Indiana State University, Student Fee Series R, Rev., 5.00%, 10/1/2022	150,000	153,665

Indiana Transportation Finance Authority Series 2004B, Rev., NATL-RE, 5.75%, 12/1/2022	160,000	165,968

Indiana University

Series 2012A, Rev., 5.00%, 6/1/2022 (b)	155,000	156,705

Series 2012A, Rev., 5.00%, 6/1/2022	20,000	20,222

Series 2014A, Rev., 5.00%, 6/1/2022	25,000	25,278

Series 2015A, Rev., 5.00%, 6/1/2022	25,000	25,277

Series A, Rev., 5.00%, 6/1/2022	60,000	60,666

Series 2015A, Rev., 5.00%, 6/1/2023	70,000	73,508

Indiana University, Lease Purchase Series 2020A, Rev., 5.00%, 6/1/2022	30,000	30,333

Indiana University, Student Fee

Series Z-1, Rev., 3.00%, 8/1/2022	105,000	106,048

Series U, Rev., 3.20%, 8/1/2022	200,000	200,420

Series X, Rev., 4.00%, 8/1/2022	60,000	60,846

Series W-2, Rev., 5.00%, 8/1/2022	195,000	198,555

Series W-2, Rev., 5.00%, 8/1/2023	10,000	10,561

Series X, Rev., 5.00%, 8/1/2023	30,000	31,683

Indianapolis Local Public Improvement Bond Bank

Series 2021A, Rev., 5.00%, 6/1/2022	275,000	277,948

Series 2019E, Rev., 5.00%, 1/1/2023	30,000	31,048

Series 2016B, Rev., 4.00%, 2/1/2023	25,000	25,714

Series 2021A, Rev., 5.00%, 6/1/2023	1,300,000	1,363,323

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Indiana — continued

Indianapolis Local Public Improvement Bond Bank, Capital Appreciation Series 1999E, Rev., AMBAC, Zero Coupon, 2/1/2023	25,000	24,779

Indianapolis Local Public Improvement Bond Bank, Courthouse and Jail Project Series 2019A, Rev., 5.00%, 2/1/2023	115,000	119,329

Indianapolis Local Public Improvement Bond Bank, Indianapolis Airport Authority Series 2019I-2, Rev., 5.00%, 1/1/2023	25,000	25,829

Indianapolis Local Public Improvement Bond Bank, Pilot Infrastructure Project Series 2017C, Rev., 5.00%, 1/1/2023	35,000	36,208

Indianapolis Local Public Improvement Bond Bank, Stormwater Project

Series 2013D, Rev., 5.00%, 1/1/2023	20,000	20,699

Series 2013D, Rev., 3.25%, 1/1/2025	100,000	101,358

Indianapolis Local Public Improvement Bond Bank, Waterworks Project

Series 2007B, Rev., NATL-RE, 5.25%, 7/1/2022	350,000	355,373

Series 2007B, Rev., NATL-RE, 5.25%, 1/1/2023	50,000	51,829

Indianapolis-Marion County Public Library GO, 5.00%, 1/1/2023	60,000	60,198

IPS Multi-School Building Corp., Indiana Unlimited Ad Valorem Property Tax, First Mortgage Rev., 3.00%, 7/15/2022	220,000	221,886

Ivy Tech Community College of Indiana, Student Fee

Series R-1, Rev., 5.00%, 7/1/2022	40,000	40,584

Series T, Rev., 5.00%, 7/1/2022	80,000	81,167

Series V, Rev., 5.00%, 7/1/2022	110,000	111,605

Series W, Rev., 5.00%, 7/1/2022	570,000	578,319

Series 2004J, Rev., AMBAC, 5.00%, 7/1/2023	75,000	78,994

Series R-1, Rev., 5.00%, 7/1/2023	35,000	36,864

Series T, Rev., 5.00%, 7/1/2024	100,000	108,500

Series W, Rev., 5.00%, 7/1/2025	25,000	27,932

Jackson County Building Corp.

Rev., 2.00%, 1/15/2023	120,000	121,091

Rev., 2.00%, 7/15/2023	125,000	126,520

Rev., 2.00%, 1/15/2024	125,000	126,154

SEE NOTES TO FINANCIAL STATEMENTS.

300	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Indiana — continued

Rev., 2.00%, 7/15/2024	125,000	126,246

Rev., 2.00%, 1/15/2025	125,000	126,328

Jasper Hospital Authority, Memorial Health and Health Center Project Rev., 5.00%, 11/1/2022	125,000	128,375

Jennings County School Building Corp., First Mortgage Series 2019A, Rev., 2.00%, 1/15/2023	60,000	60,519

Lake Central Multi-District School Building Corp., First Mortgage Series 2012B, Rev., 5.00%, 1/15/2023 (b)	435,000	450,679

LaPorte Multi School Building Corp., Ad Valorem Property Tax, First Mortgage

Series 2017A, Rev., 2.00%, 1/15/2023	25,000	25,229

Rev., 5.00%, 7/15/2023	90,000	94,766

Lebanon Middle School Building Corp., Ad Valorem Property Tax, First Mortgage Series 2017B, Rev., 5.00%, 7/10/2022	60,000	60,902

Lewis Cass Schools GO, 3.00%, 6/30/2022	100,000	100,757

Lincoln Center Building Corp., Ad Valorem Property Tax, First Mortgage Rev., 4.00%, 8/1/2022	285,000	288,709

Merrillville Community School Corp.

GO, 2.00%, 7/15/2023	1,025,000	1,034,662

GO, 2.00%, 1/15/2024	1,040,000	1,049,791

Merrillville Multi School Building Corp., Ad Valorem Property Tax, First Mortgage Rev., 5.00%, 7/15/2023	40,000	42,124

Metropolitan School District of Wabash County Multi-School Building Corp., First Mortgage, Ad Valorem Property Tax Rev., 3.40%, 7/15/2022	25,000	25,053

Metropolitan School District of Wash Township School Building Corp., First Mortgage, Unlimited Property Tax Rev., 5.00%, 7/15/2022	120,000	121,921

Metropolitan School District of Washington Township

GO, 3.00%, 7/15/2022	50,000	50,440

GO, 3.00%, 1/15/2023	60,000	61,111

Michigan City School Building Corp., Ad Valorem Property Tax First Mortgage

Series 2016A, Rev., 5.00%, 7/15/2022	20,000	20,311

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Indiana — continued

Series 2016B, Rev., 4.00%, 7/15/2023	30,000	31,157

Middlebury Schools Building Corp., Ad Valorem Property Tax, First Mortgage Rev., 5.00%, 7/15/2022	35,000	35,553

Mishawaka School Building Corp. Rev., 3.00%, 7/15/2022	25,000	25,205

Mooresville Redevelopment District, Tax Increment Rev., 4.00%, 1/15/2023 (b)	25,000	25,667

Mt. Vernon School Building Corp., First Mortgage, Ad Valorem Property Tax Series 2016B, Rev., 5.00%, 1/15/2025	100,000	110,032

New Albany-Floyd County School Building Corp., First Mortgage Rev., 5.00%, 1/15/2023	70,000	72,444

New Palestine Multi-School Building Corp., First Mortgage, Ad Valorem Property Tax

Rev., 4.00%, 7/15/2022	25,000	25,312

Rev., 4.00%, 1/15/2023	45,000	46,222

New Prairie United School District Building Corp., First Mortgage Rev., 4.00%, 1/15/2025	35,000	37,469

Noblesville Multi School Building Corp., First Mortgage Series 2018B, Rev., 4.00%, 7/15/2022	230,000	232,758

North Adams Community Schools Renovation Building Corp., First Mortgage, Ad Valorem Property Tax

Rev., 5.00%, 1/15/2023	20,000	20,691

Rev., 5.00%, 7/15/2023	35,000	36,834

North Vermillion School Building Corp., Ad Valorem Property Tax, First Mortgage Rev., 4.00%, 7/15/2022	55,000	55,668

North West Hendricks Multi-Building Corp., First Mortgage

Series 2016A, Rev., 5.00%, 7/15/2022	50,000	50,816

Series 2016A, Rev., 4.00%, 1/15/2023	25,000	25,674

Northern Indiana Commuter Transportation District Rev., 5.00%, 7/1/2022	60,000	60,813

Northwest Allen Multi-School Building Corp., First Mortgage, Unlimited Ad Valorem Property Tax Rev., 4.00%, 7/15/2022	20,000	20,250

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	301

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Indiana — continued

Northwestern School Building Corp., Ad Valorem Property Tax, First Mortgage Rev., 5.00%, 7/15/2022	35,000	35,551

Perry Township Multi School Building Corp., Ad Valorem Property Tax First Mortgage Rev., 4.00%, 7/15/2022	25,000	25,309

Pike Township Multi-School Building Corp., First Mortgage

Rev., 5.00%, 7/15/2022	85,000	86,361

Rev., 5.00%, 1/15/2024	320,000	342,241

Rev., 5.00%, 7/15/2024	350,000	379,949

Rev., 5.00%, 1/15/2025	335,000	369,105

Plainfield High School Building Corp., Ad Valorem Property Tax, First Mortgage

Rev., 5.00%, 7/15/2022	20,000	20,323

Rev., 5.00%, 1/15/2023	40,000	41,436

Series 2019A, Rev., 5.00%, 7/15/2023	35,000	36,898

Portage Township Multi-School Building Corp., Ad Valorem Property Tax First Mortgage Rev., 2.00%, 1/15/2023	60,000	60,582

Purdue University

COP, 5.25%, 7/1/2022	85,000	86,319

Series 2016CC, Rev., 5.00%, 7/1/2023	40,000	42,136

Series EE, Rev., 5.00%, 7/1/2023	20,000	21,068

COP, 5.25%, 7/1/2023	50,000	52,834

Purdue University, Student Facilities System Series 2015A, Rev., 5.00%, 7/1/2022	50,000	50,735

Purdue University, Student Fee Series AA, Rev., 5.00%, 7/1/2022	90,000	91,323

South Bend Community School Building Corp., First Mortgage

Rev., 4.00%, 7/15/2022	30,000	30,374

Rev., 4.00%, 1/15/2023	30,000	30,820

Rev., 5.00%, 1/15/2023	75,000	77,699

Rev., 5.00%, 7/15/2023	90,000	94,867

South Bend Redevelopment Authority, Eddy Street Commons Project Rev., 5.00%, 2/15/2023	100,000	103,704

South Bend Redevelopment District Rev., 3.00%, 8/1/2022	20,000	20,191

South Gibson School Building Corp., First Mortgage Rev., 4.00%, 1/10/2025	40,000	42,880

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Indiana — continued

South Madison Middle School Building Corp., First Mortgage Rev., 5.00%, 7/15/2022	25,000	25,395

South Vermillion Middle School Building Corp., First Mortgage Series 2016A, Rev., 3.00%, 1/15/2024	50,000	51,520

Southeast Dubois County School Building Corp., First Mortgage Series 2012A, Rev., 3.00%, 7/15/2022	320,000	322,624

Southmont School Building Corp., Ad Valorem Property Tax, First Mortgage

Rev., 4.00%, 7/15/2022	45,000	45,568

Rev., 5.00%, 1/15/2023	75,000	77,712

Rev., 5.00%, 1/15/2025	20,000	22,018

Tell City-Troy Township Elementary School Building Corp., First Mortgage Refunding and Improvement Rev., 5.00%, 1/15/2023	50,000	51,728

Terre Haute Sanitary District Rev., 3.00%, 7/1/2022	155,000	156,106

Town of Plainfield, Sewage Works Series 2020B, Rev., 2.00%, 1/1/2023	330,000	332,503

Tri-Creek 2002 High School Building Corp., First Mortgage Rev., 5.00%, 7/15/2022	55,000	55,870

Twin Lakes Regional Sewer District Rev., AGM, 3.00%, 7/1/2023 (b)	25,000	25,642

Twin Lakes School Building Corp., First Mortgage Rev., 4.00%, 7/15/2024	35,000	37,055

University of Southern Indiana Foundation Series N, Rev., 4.00%, 10/1/2022	145,000	147,628

Valparaiso Middle School Building Corp., AD Valorem Property Tax First Mortgage Series 2012A, Rev., 3.00%, 7/15/2022	55,000	55,104

Valparaiso Multi-Schools Building Corp., Unlimited AD Valorem Property Tax First Mortgage Rev., 5.00%, 7/15/2022	55,000	55,881

Vigo County Building Corp. Rev., 4.00%, 7/15/2022	50,000	50,605

Wa-Nee Community Schools GO, 3.00%, 1/15/2023	125,000	127,238

Warsaw Multi-School Building Corp., First Mortgage

Rev., 4.00%, 7/15/2022	100,000	101,210

SEE NOTES TO FINANCIAL STATEMENTS.

302	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Indiana — continued

Rev., 5.00%, 7/15/2022	45,000	45,710

Rev., 5.00%, 1/15/2023	85,000	87,968

Washington Township Building Corp., Indiana Lease Rental Bonds Rev., 4.00%, 7/15/2024	100,000	105,871

Wayne Township School Building Corp. Rev., 4.00%, 7/15/2022	400,000	404,917

Wayne Township School Building Corp., Ad Valorem Property Tax First Mortgage Rev., 5.00%, 7/15/2022	30,000	30,479

West Clark 2000 School Building Corp., First Mortgage

Rev., 4.00%, 1/15/2023	45,000	46,198

Rev., 5.00%, 1/15/2023	25,000	25,882

West Lafayette Redevelopment Authority, Recreation Center Project

Rev., 4.00%, 2/1/2023	150,000	154,034

Rev., 4.00%, 8/1/2023	150,000	155,729

West Lafayette School Building Corp., Ad Valorem Property Tax, First Mortgage

Rev., 5.00%, 7/15/2022	80,000	81,293

Rev., 5.00%, 7/15/2023	85,000	89,573

Whitestown Redevelopment Authority Rev., 3.00%, 1/15/2024	25,000	25,718

Winfield Building Corp., Indiana Lease Rental, Sewage Works Treatment Plant Project

Rev., 4.00%, 7/15/2022	35,000	35,410

Rev., 4.00%, 1/15/2023	130,000	133,313

Rev., 4.00%, 7/15/2023	85,000	88,219

Rev., 4.00%, 1/15/2024	85,000	89,148

Rev., 4.00%, 7/15/2024	35,000	37,097

Rev., 4.00%, 1/15/2025	145,000	155,272

Rev., 4.00%, 7/15/2025	145,000	156,830

Rev., 4.00%, 1/15/2026	150,000	163,801

Zionsville Community Schools Building Corp., First Mortgage Series 2014B, Rev., 4.00%, 7/15/2022	25,000	25,308

Zionsville Community Schools Building Corp., First Mortgage, Capital Appreciation Series 2003Z, Rev., NATL-RE, Zero Coupon, 1/15/2025	25,000	23,856

Total Indiana		40,190,232

Iowa — 0.5%

Ames Community School District GO, 5.00%, 6/1/2023	25,000	26,247

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Iowa — continued

Ankeny Community School District

Series 2015A, GO, 4.00%, 6/1/2022	245,000	247,090

Series 2021A, GO, 5.00%, 6/1/2022	115,000	116,265

Series 2015A, GO, 5.00%, 6/1/2023	20,000	21,000

Series 2021A, GO, 5.00%, 6/1/2023	130,000	136,499

Cedar Rapids Community School District, Infrastructure Sales Services Series 2020B, Rev., 5.00%, 7/1/2022	20,000	20,287

City of Ankeny

Series 2017A, GO, 5.00%, 6/1/2022	90,000	90,999

Series 2020A, GO, 5.00%, 6/1/2022	45,000	45,499

Series 2018A, GO, 5.00%, 6/1/2023	185,000	194,367

City of Ankeny, Capital Loan Series 2014G, GO, 5.00%, 6/1/2022	20,000	20,222

City of Bettendorf

Series 2013A, GO, 4.00%, 6/1/2022	50,000	50,414

Series 2017D, GO, 5.00%, 6/1/2022	90,000	90,967

Series 2013A, GO, 4.00%, 6/1/2023	50,000	51,799

City of Cedar Falls Rev., 5.00%, 12/1/2023	100,000	106,600

City of Cedar Rapids

Series 2017A, GO, 5.00%, 6/1/2022	185,000	187,058

Series 2018D, Rev., 5.00%, 6/1/2023	30,000	31,500

City of Cedar Rapids, Sewer Series 2018C, Rev., 5.00%, 6/1/2022	85,000	85,935

City of Des Moines

Series 2016B, GO, 5.00%, 6/1/2022	115,000	116,271

Series 2020D, GO, 5.00%, 6/1/2022	35,000	35,387

Series 2016B, GO, 4.00%, 6/1/2023	25,000	25,947

Series 2020D, GO, 5.00%, 6/1/2024	50,000	54,214

City of Des Moines, Capital Loan Notes

Series 2014E, GO, 5.00%, 6/1/2022	85,000	85,939

Series 2018A, GO, 5.00%, 6/1/2022	170,000	171,879

City of Des Moines, Stormwater Utility Series 2016C, Rev., 5.00%, 6/1/2022	25,000	25,276

City of North Liberty, Urban Renewal Series 2017B, GO, 2.00%, 6/1/2022	50,000	50,179

City of Sioux City

Series 2014A, GO, 5.00%, 6/1/2022	30,000	30,327

Series 2014A, GO, 5.00%, 6/1/2023	25,000	26,227

City of Storm Lake, Capital Loan Series 2018A, GO, 3.00%, 6/1/2022	20,000	20,119

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	303

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Iowa — continued

City of Urbandale, Urban Renewal Series 2019B, GO, 4.00%, 6/1/2022	100,000	100,863

City of Waukee Series 2021A, GO, 5.00%, 6/1/2022	60,000	60,655

City of West Des Moines

Series 2016A, GO, 3.00%, 6/1/2022	50,000	50,307

Series 2017E, GO, 5.00%, 6/1/2022	80,000	80,886

City of West Des Moines, Urban Renewal

Series 2016D, GO, 4.00%, 6/1/2022	55,000	55,473

Series 2017C, GO, 5.00%, 6/1/2022	85,000	85,941

Series 2017D, GO, 5.00%, 6/1/2023	55,000	57,771

College Community School District Series 2021A, GO, 2.00%, 6/1/2022	130,000	130,455

County of Adair, Capital Loan Series A, GO, 2.50%, 6/1/2022	50,000	50,228

County of Hamilton Series 2020A, GO, 2.00%, 6/1/2022	50,000	50,169

County of Mahaska, Sales Tax Series 2017A, GO, 2.00%, 6/1/2022	300,000	300,864

County of Polk Series 2017C, GO, 5.00%, 6/1/2023	45,000	47,273

County of Scott, Solid Waste Disposal Series 2015A, GO, 4.00%, 6/1/2023	25,000	25,842

Des Moines Independent Community School District, Sales Services and Use Tax Rev., 5.00%, 6/1/2022	30,000	30,328

GMG Community School District GO, 4.00%, 6/1/2023	40,000	41,353

Iowa Central Community College GO, 4.00%, 6/1/2023	95,000	98,502

Iowa City Community School District

Rev., 5.00%, 6/1/2022	540,000	545,789

GO, 5.00%, 6/1/2022	190,000	192,104

Iowa Finance Authority, Health System Rev., (SIFMA Municipal Swap Index Yield + 0.58%), 0.78%, 3/10/2022 (d) (e)	7,000,000	7,009,412

Iowa Finance Authority, Single Family Mortgage-Backed Securities Program Series 2017C, Rev., GNMA/FNMA/FHLMC, 1.70%, 1/1/2023	165,000	165,898

Iowa Finance Authority, State Revolving Fund

Rev., 5.00%, 8/1/2022	260,000	264,729

Series 2019A, Rev., 5.00%, 8/1/2022	50,000	50,910

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Iowa — continued

Iowa Finance Authority, Unitypoint Health

Series 2016E, Rev., 5.00%, 8/15/2022	375,000	382,307

Series 2018B, Rev., 5.00%, 2/15/2025	340,000	375,200

Iowa State University of Science and Technology, Academic Building

Series 2016ISU, Rev., 3.00%, 7/1/2022	25,000	25,201

Rev., 5.00%, 7/1/2022	20,000	20,288

Iowa State University of Science and Technology, Athletic Facilities Rev., 5.00%, 7/1/2022	85,000	86,226

Iowa State University of Science and Technology, Recreational System Facilities

Series 2017A, Rev., 3.00%, 7/1/2022	135,000	136,057

Series 2017A, Rev., 3.00%, 7/1/2023	50,000	51,284

Janesville Consolidated School District GO, 3.00%, 6/1/2023	25,000	25,581

Kirkwood Community College

Series 2020A, GO, 4.00%, 6/1/2022	100,000	100,838

Series 2020A, GO, 4.00%, 6/1/2023	125,000	129,608

Kirkwood Community College, Merged Area X Series 2020C, GO, 4.00%, 6/1/2022	20,000	20,168

Linn-Mar Community School District GO, 5.00%, 5/1/2023	80,000	83,766

Monticello Community School District GO, 5.00%, 5/1/2022	50,000	50,358

New Hampton Community School District GO, 3.00%, 6/1/2022	25,000	25,142

North Polk Community School District Series 2017A, GO, 3.00%, 6/1/2023	30,000	30,660

State of Iowa Board of Regents, University of Iowa, Hospitals and Clinics

Rev., 4.00%, 9/1/2022 (b)	100,000	101,629

Series 2021A, Rev., 5.00%, 9/1/2022	1,305,000	1,332,520

Series SUI, Rev., 5.00%, 9/1/2022	50,000	51,054

Series 2016SUI, Rev., 5.00%, 9/1/2023	65,000	68,825

Series 2019SUI, Rev., 5.00%, 9/1/2025	25,000	28,047

SEE NOTES TO FINANCIAL STATEMENTS.

304	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Iowa — continued

State of Iowa, IJOBS Program, Special Obligation

Series 2016A, Rev., 5.00%, 6/1/2022	635,000	641,952

Series 2020A, GO, 5.00%, 6/1/2022	45,000	45,493

Series 2016A, Rev., 5.00%, 6/1/2023	140,000	146,981

State of Iowa, Special Obligation

Rev., 5.00%, 6/15/2022	35,000	35,442

Rev., 5.00%, 6/15/2023	25,000	26,281

University of Iowa (The), Academic Building Series 2016SUI, Rev., 3.00%, 7/1/2023	135,000	138,666

University of Iowa (The), Recreational Facilities

Series 2017B, Rev., 4.00%, 7/1/2022	95,000	96,086

Series 2017SUI, Rev., 5.00%, 7/1/2022	70,000	71,031

Series 2017B, Rev., 4.00%, 7/1/2023	20,000	20,802

University of Iowa (The), The State University of Iowa Series 2014B, Rev., 5.00%, 7/1/2022	20,000	20,295

University of Iowa, Facilities Corp. Rev., 5.00%, 6/1/2022	40,000	40,441

University of Iowa, Old Capital Town Center Rev., 3.00%, 6/1/2022	20,000	20,122

University of Iowa, Utility System Series SUI, Rev., 5.00%, 11/1/2022 (b)	65,000	66,786

Waukee Community School District

GO, 5.00%, 6/1/2022	135,000	136,492

Series 2014C, GO, 5.00%, 6/1/2022	110,000	111,216

Series 2016B, GO, 5.00%, 6/1/2022	250,000	252,762

Series 2019A, GO, 5.00%, 6/1/2022	45,000	45,497

Series 2019A, GO, 5.00%, 6/1/2023	155,000	162,768

Waukee Community School District, Capital Loan Notes Series 2016A, GO, 4.00%, 6/1/2022	160,000	161,373

Webster City Community School District Series 2010-A, GO, 4.00%, 6/1/2022	35,000	35,280

Total Iowa		17,060,790

Kansas — 0.5%

Blue Valley Recreation Commission

Series A, COP, AGM, 5.00%, 10/1/2022	75,000	76,837

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Kansas — continued

Series B, COP, AGM, 5.00%, 10/1/2023	30,000	31,831

Butler County Unified School District No. 206 Remington GO, AGM, 5.00%, 9/1/2022	40,000	40,827

Butler County Unified School District No. 375 Circle Series 2013-1, GO, AGM, 3.38%, 9/1/2023 (b)	20,000	20,674

City of Abilene Series 2019B, GO, 4.00%, 3/1/2022	145,000	145,000

City of Derby

Series 2015C, GO, 3.00%, 12/1/2022	20,000	20,326

Series 2019B, GO, 4.00%, 12/1/2022	105,000	107,494

Series 2019-A, GO, 5.00%, 12/1/2022	30,000	30,936

City of Dodge City Rev., AGM, 4.00%, 6/1/2022	30,000	30,254

City of Goddard

Series 2021-1, GO, 4.00%, 10/1/2022	40,000	40,763

Series 2019-1, GO, 3.00%, 12/1/2022	125,000	125,223

City of Lauderhill, Water and Sewer System Series 2016-A, Rev., 5.00%, 11/1/2022	50,000	51,418

City of Lawrence

Series 2015-A, GO, 3.00%, 9/1/2022	30,000	30,355

Series 2017D, GO, 5.00%, 9/1/2022	180,000	183,914

City of Manhattan Series A, GO, 5.00%, 11/1/2022	30,000	30,851

City of Manhattan, Temporary Notes Series 2020-03, GO, 0.75%, 6/15/2024	220,000	216,346

City of Olathe

Series 233, GO, 3.00%, 10/1/2022	160,000	162,182

Series 234, GO, 4.25%, 10/1/2022	25,000	25,522

Series 230, GO, 5.00%, 10/1/2022	185,000	189,663

Series 231, GO, 5.00%, 10/1/2022	75,000	76,890

Series 234, GO, 4.25%, 10/1/2023	75,000	78,833

Series 230, GO, 5.00%, 10/1/2023	145,000	154,111

City of Overland Park, Unlimited Tax Series 2013C, GO, 4.00%, 9/1/2022	65,000	66,081

City of Prairie Village, Meadowbrook TIF Project Series 2016A, GO, 2.13%, 3/1/2022	100,000	100,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	305

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Kansas — continued

City of Topeka

Series 2021A, GO, 4.00%, 8/15/2022	150,000	152,184

Series 2021C, GO, 4.00%, 8/15/2022	75,000	76,092

City of Wichita

Series 2020A, GO, 3.00%, 6/1/2022	25,000	25,155

Series 811, GO, 5.00%, 6/1/2022	60,000	60,667

Series 818, GO, 5.00%, 6/1/2022	60,000	60,667

Series 2012A, GO, 4.00%, 9/1/2022	25,000	25,429

Series 823, GO, 4.00%, 12/1/2022	20,000	20,487

GO, 5.00%, 12/1/2022	115,000	118,657

City of Wichita, Sales Tax GO, 5.00%, 10/1/2022	225,000	230,658

County of Anderson Series 2013A, GO, AGM, 4.75%, 8/1/2023 (b)	50,000	52,593

County of Johnson, Internal Improvement

Series 2012A, GO, 3.00%, 9/1/2022 (b)	25,000	25,288

Series 2015A, GO, 5.00%, 9/1/2022	20,000	20,425

Series 2018A, GO, 5.00%, 9/1/2022	20,000	20,425

County of Saline, Sales Tax Series 2021B, GO, 4.00%, 9/1/2022	245,000	248,953

County of Shawnee COP, 3.00%, 9/1/2024	35,000	36,298

County of Shawnee, Public Building Commission, Kansas Expocentre Project Rev., 4.00%, 9/1/2022	25,000	25,400

Dickson County Public Building Commission, Courthouse Project Rev., 3.00%, 8/1/2022	25,000	25,238

Douglas County Unified School District No. 497 Lawrence Series 2016-A, GO, 5.00%, 9/1/2022	110,000	112,353

Finney County Unified School District No. 457 Garden City Series B, GO, 5.00%, 9/1/2022	50,000	51,047

Ford County Unified School District No. 443 Dodge City

Series 2015A, GO, 2.00%, 3/1/2022	25,000	25,000

Series 2015A, GO, 5.00%, 3/1/2023	65,000	67,544

Johnson County Community College Foundation, Inc. COP, 5.00%, 10/1/2022	150,000	153,630

Johnson County Community College Foundation, Inc., Student Common and Parking System Rev., 4.00%, 11/15/2022	100,000	102,211

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Kansas — continued

Johnson County Park and Recreation District Series 2013A, COP, 5.00%, 9/1/2022	225,000	229,779

Johnson County Public Building Commission Series 2012A, Rev., 3.00%, 9/1/2022	25,000	25,287

Johnson County Public Building Commission, Courthouse and Medical Examiners Facilities Series 2018A, Rev., 5.00%, 9/1/2022	75,000	76,604

Johnson County Unified School District No. 229 Blue Valley Series 2015B, GO, 5.00%, 10/1/2022	20,000	20,501

Johnson County Unified School District No. 233 Olathe

Series 2017B, GO, 3.00%, 9/1/2022	30,000	30,347

Series 2016A, GO, 4.00%, 9/1/2022	35,000	35,579

Series 2017A, GO, 4.00%, 9/1/2022	175,000	177,894

Series 2016B, GO, 5.00%, 9/1/2022	150,000	153,224

Series 2016C, GO, 5.00%, 9/1/2022	85,000	86,827

Series 2016C, GO, 5.00%, 9/1/2023	50,000	52,950

Johnson County Water District No. 1 Rev., 3.00%, 1/1/2023	50,000	50,909

Kansas Development Finance Authority

Series 2015A, Rev., 5.00%, 5/1/2024	125,000	130,646

Series 2015A, Rev., 5.00%, 5/1/2025	110,000	114,929

Series 2015A, Rev., 5.00%, 5/1/2026	420,000	438,669

Kansas Development Finance Authority, Kansas Department of Commerce Impact Program

Series 2020T, Rev., 5.00%, 6/1/2022	540,000	545,885

Series 2020T, Rev., 5.00%, 12/1/2022	305,000	314,488

Kansas Development Finance Authority, Kansas Department of Health and Environment Series 2020SRF, Rev., 5.00%, 5/1/2022	140,000	141,034

Kansas Development Finance Authority, Kansas State University Housing Projects

Series 2014D-2, Rev., 5.00%, 4/1/2024	125,000	125,441

Series 2014D-2, Rev., 5.00%, 4/1/2025	350,000	351,219

SEE NOTES TO FINANCIAL STATEMENTS.

306	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Kansas — continued

Kansas Development Finance Authority, K-State Athletics, Inc. Project Series 2016D, Rev., 5.00%, 7/1/2022	40,000	40,566

Kansas Development Finance Authority, National Bio and Agro-Defense Facility

Series 2015G, Rev., 5.00%, 4/1/2022	150,000	150,547

Series 2015G, Rev., 5.00%, 4/1/2023	175,000	182,641

Series 2015G, Rev., 5.00%, 4/1/2025	70,000	72,971

Series 2015G, Rev., 5.00%, 4/1/2026	775,000	807,037

Kansas Development Finance Authority, State of Kansas Project

Series 2019F, Rev., 5.00%, 11/1/2022	240,000	246,691

Series 2020R, Rev., 5.00%, 11/1/2022	350,000	359,758

Kansas Development Finance Authority, University Housing Projects Rev., 5.00%, 4/1/2022	350,000	351,277

Kansas Development Finance Authority, University of Kansas Medical Center Parking Facilities Series 2016C, Rev., 4.00%, 5/1/2022	60,000	60,341

Kansas Development Finance Authority, University Project

Series 2016A, Rev., 4.00%, 3/1/2022	85,000	85,000

Series 2014C, Rev., 5.00%, 5/1/2022	250,000	251,809

Series 2017A, Rev., 5.00%, 5/1/2022	140,000	141,013

Series 2021A, Rev., 5.00%, 5/1/2022	100,000	100,735

Series 2014C, Rev., 5.00%, 5/1/2023	195,000	196,273

Series 2015B, Rev., 5.00%, 5/1/2023	320,000	334,950

Series 2020B, Rev., 5.00%, 5/1/2023	115,000	120,318

Kansas Independent College Finance Authority, Ottawa University Series 2021C, Rev., RAN, 4.13%, 5/1/2022	1,250,000	1,253,273

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Kansas — continued

Kansas Turnpike Authority Series 2020A, Rev., 3.00%, 9/1/2022	70,000	70,814

Leavenworth County Unified School District No. 464 Series B, GO, 4.00%, 9/1/2022	125,000	126,998

Neosho County Unified School District No. 413 GO, AGM, 4.00%, 9/1/2023 (b)	25,000	26,085

Reno County Unified School District No. 310 GO, 3.00%, 9/1/2022	125,000	126,373

Reno County Unified School District No. 313 Buhler Series A, GO, 4.00%, 9/1/2022 (b)	265,000	269,316

Sedgwick County Public Building Commission Series 2014-1, Rev., 5.00%, 8/1/2022	35,000	35,638

Sedgwick County Unified School District No. 259 Wichita

Series 2017-A, GO, 3.00%, 10/1/2022	420,000	425,629

Series 2017A, GO, 4.00%, 10/1/2023	140,000	146,449

Sedgwick County Unified School District No. 261 Haysville GO, 4.00%, 11/1/2022	50,000	51,043

Sedgwick County Unified School District No. 265 Goddard Series 2016B, GO, 4.00%, 10/1/2022	125,000	127,347

Sedgwick County Unified School District No. 266 Maize

Series 2015A, GO, 4.00%, 9/1/2022	100,000	101,664

Series 2015A, GO, 4.00%, 9/1/2023 (b)	115,000	120,080

Seward County Unified School District No. 480 Liberal

GO, 5.00%, 9/1/2022 (b)	160,000	163,398

Series 2017-B, GO, 5.00%, 9/1/2023	10,000	10,573

State of Kansas Department of Transportation

Series 2012B, Rev., 5.00%, 9/1/2022	75,000	76,604

Series 2012C, Rev., 5.00%, 9/1/2022	80,000	81,711

Series 2015A, Rev., 5.00%, 9/1/2022	465,000	474,947

Series 2015A, Rev., 5.00%, 9/1/2023	45,000	47,613

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	307

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Kansas — continued

Series 2012C, Rev., 5.00%, 9/1/2024	25,000	25,524

Series 2014A, Rev., 5.00%, 9/1/2025	85,000	92,765

University of Kansas Hospital Authority, Health System

Series 2019B, Rev., 5.00%, 3/1/2022	60,000	60,000

Series 2019B, Rev., 5.00%, 3/1/2023	135,000	140,490

Washburn University of Topeka Rev., 4.00%, 7/1/2022	20,000	20,218

Washington County Public Building Commission, Law Enforcement Center and Hospital Project Rev., AGM, 5.00%, 9/1/2022 (b)	100,000	102,099

Wyandotte County Unified School District No. 202 Turner GO, 5.00%, 9/1/2022	20,000	20,419

Wyandotte County Unified School District No. 203 Piper Series 2016A, GO, 4.00%, 9/1/2022	100,000	101,649

Wyandotte County, Unified Government Utility System Improvement

Series 2020-A, Rev., 3.00%, 9/1/2022	25,000	25,281

Series 2012A, Rev., 5.00%, 9/1/2022 (b)	340,000	347,136

Series 2012A, Rev., 5.00%, 9/1/2022	125,000	127,642

Series 2012B, Rev., 5.00%, 9/1/2022	85,000	86,797

Series 2012B, Rev., 5.00%, 9/1/2022 (b)	45,000	45,944

Series B, Rev., 5.00%, 9/1/2022	40,000	40,845

Wyandotte County-Kansas City Unified Government Series 2017D, GO, 5.00%, 8/1/2022	75,000	76,361

Wyandotte County-Kansas City Unified Government Public Building Series 2018A, Rev., 5.00%, 8/1/2022	130,000	132,266

Wyandotte County-Kansas City Unified Government Utility System Series 2012A, Rev., 3.50%, 9/1/2022 (b)	25,000	25,338

Wyandotte County-Kansas City Unified Government Utility System Improvement

Series 2021A, GO, AGM, 4.00%, 8/1/2022	25,000	25,351

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Kansas — continued

Series 2014A, Rev., 5.00%, 9/1/2022	730,000	745,431

Series 2014A, Rev., 5.00%, 9/1/2024	100,000	108,722

Series 2016-A, Rev., 5.00%, 9/1/2024	100,000	108,722

Wyandotte County-Kansas City Unified Government Utility System, Public Utilities Series 2012A, Rev., 3.25%, 9/1/2022 (b)	25,000	25,307

Total Kansas		16,596,733

Kentucky — 0.7%

Allen County School District Finance Corp. Rev., 3.00%, 4/1/2022	40,000	40,077

Augusta Independent School District Finance Corp. Rev., 2.00%, 2/1/2023	45,000	45,394

Barren County School District Finance Corp. Rev., 5.00%, 8/1/2022	50,000	50,867

Boone County School District Finance Corp. Series 2016B, Rev., 2.00%, 11/1/2022	125,000	125,874

Bullitt County School District Finance Corp. Series 2, Rev., 2.60%, 7/1/2022	40,000	40,243

Calloway County School District Finance Corp. Rev., 2.00%, 6/1/2023	50,000	50,551

Campbell Kenton and Boone Counties Sanitation District No. 1 Rev., 5.00%, 8/1/2022	355,000	361,398

City of Ashland, Public Improvement Rev., 2.00%, 4/1/2022	100,000	100,120

City of Bowling Green Series 2016C, GO, 3.00%, 6/1/2022	25,000	25,151

City of Owensboro Series 2012B, GO, 4.00%, 6/1/2022 (b)	10,000	10,083

City of Owensboro, Electric Light and Power System Series B, Rev., 4.00%, 1/1/2023	50,000	51,195

City of Russell, Bon Secours Health System, Inc. Rev., 5.00%, 11/1/2022 (b)	70,000	71,899

Commonwealth of Kentucky COP, 4.00%, 6/15/2022	25,000	25,233

County of Campbell GO, 2.00%, 12/1/2022	45,000	45,427

County of Daviess Series 2012A, GO, 2.00%, 9/1/2023	50,000	50,225

SEE NOTES TO FINANCIAL STATEMENTS.

308	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Kentucky — continued

County of Kenton, Limited Tax Series 2017A, GO, 5.00%, 4/1/2022	25,000	25,092

County of Rowan GO, 3.00%, 6/1/2023	50,000	51,049

Crittenden County School District Finance Corp. Rev., 2.50%, 10/1/2022	25,000	25,257

Daviess County School District Finance Corp., School Building

Rev., 5.00%, 5/1/2022	30,000	30,215

Series 2015B, Rev., 2.00%, 6/1/2022	20,000	20,066

Rev., 5.00%, 6/1/2022	40,000	40,429

Eastern Kentucky University, General Receipts

Series 2012A, Rev., 5.00%, 4/1/2022	40,000	40,136

Series 2018A, Rev., 5.00%, 10/1/2022	30,000	30,689

Series 2012A, Rev., 5.00%, 4/1/2023	35,000	36,416

Fayette County School District Finance Corp.

Series 2011B, Rev., 2.13%, 3/1/2022	50,000	50,000

Series 2012A, Rev., 4.00%, 4/1/2022	20,000	20,055

Series 2020B, Rev., 4.00%, 12/1/2022	20,000	20,466

Series 2013A, Rev., 5.00%, 10/1/2023 (b)	25,000	26,526

Fort Thomas Independent School District Finance Corp., School Building Rev., 3.00%, 4/1/2022	30,000	30,059

Franklin County School District Finance Corp.

Rev., 4.00%, 5/1/2022	35,000	35,191

Rev., 4.00%, 6/1/2022 (b)	20,000	20,165

Glasgow Electric Plant Board, Electric System Series 2014B, Rev., 2.75%, 12/1/2022	25,000	25,345

Graves County School District Finance Corp. Series 2011, Rev., 3.00%, 6/1/2022	25,000	25,142

Harlan County School District Finance Corp. Rev., 2.00%, 8/1/2022	25,000	25,136

Henderson County School District Finance Corp. Rev., 2.00%, 10/1/2022	25,000	25,173

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Kentucky — continued

Henry County Public Properties Corp., Court Facilities Project Rev., 5.00%, 6/1/2022	125,000	126,353

Kenton County Public Properties Corp., Court Facilities Project

Rev., 3.00%, 3/1/2023	150,000	152,751

Rev., 3.00%, 3/1/2024	500,000	514,883

Kenton County School District Finance Corp., School Building Series 2013B, Rev., 2.25%, 5/1/2022	25,000	25,067

Kentucky Asset Liability Commission, Federal Highway Trust Fund

Series 2015A, Rev., 5.00%, 9/1/2022	590,000	602,323

Series 2020A, Rev., 5.00%, 9/1/2022	30,000	30,626

Series 2013A, Rev., 5.25%, 9/1/2022	485,000	495,730

Series A-1, Rev., 5.00%, 9/1/2023	195,000	206,145

Series 2013A, Rev., 5.25%, 9/1/2023	110,000	116,694

Series 2013A, Rev., 5.25%, 9/1/2024	260,000	276,062

Series 2013A, Rev., 5.25%, 9/1/2025	310,000	329,151

Series A, Rev., 5.00%, 9/1/2026	145,000	157,759

Kentucky Bond Development Corp. Rev., 5.00%, 9/1/2022 (b)	400,000	408,496

Kentucky Bond Development Corp., St. Elizabeth Medical Center, Inc. Rev., 5.00%, 5/1/2022	160,000	161,144

Kentucky Economic Development Finance Authority, Catholic Health Initiatives Series 2013A, Rev., 5.25%, 1/1/2023 (b)	100,000	103,582

Kentucky Housing Corp., BTT Development III Portfolio Rev., 1.40%, 6/1/2022 (c)	50,000	50,079

Kentucky Housing Corp., Dudley Court Project Series 2020A, Rev., 0.30%, 8/1/2022 (c)	400,000	399,106

Kentucky Infrastructure Authority, Wastewater and Drinking Water Revolving Fund

Series 2016A, Rev., 5.00%, 2/1/2023	20,000	20,734

Series 2018A, Rev., 3.00%, 2/1/2024	25,000	25,873

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	309

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Kentucky — continued

Kentucky Public Energy Authority, Gas Supply

Series 2018B, Rev., 4.00%, 1/1/2025 (c)	1,610,000	1,701,293

Series 2018C-1, Rev., 4.00%, 6/1/2025 (c)	355,000	378,395

Series 2020A, Rev., 4.00%, 6/1/2026 (c)	90,000	97,285

Kentucky Rural Water Finance Corp., Flexible Term Program Series 2020D, Rev., 5.00%, 2/1/2023	135,000	139,804

Kentucky State Property and Building Commission, Project No. 104 Rev., 5.00%, 11/1/2022	260,000	267,055

Kentucky State Property and Building Commission, Project No. 106

Series 2013A, Rev., 5.00%, 10/1/2022	60,000	61,438

Series 2013A, Rev., 5.00%, 10/1/2023 (b)	55,000	58,357

Series 2013A, Rev., 5.00%, 10/1/2023	50,000	52,971

Kentucky State Property and Building Commission, Project No. 108

Series B, Rev., 5.00%, 8/1/2022	380,000	386,624

Series B, Rev., 5.00%, 8/1/2023	870,000	916,894

Series B, Rev., 5.00%, 8/1/2026	125,000	143,713

Kentucky State Property and Building Commission, Project No. 110 Rev., 5.00%, 8/1/2023	195,000	205,511

Kentucky State Property and Building Commission, Project No. 112

Series B, Rev., 5.00%, 11/1/2022	485,000	498,160

Series B, Rev., 5.00%, 11/1/2023	215,000	228,352

Kentucky State Property and Building Commission, Project No. 115

Rev., 5.00%, 4/1/2022	145,000	145,511

Rev., 5.00%, 4/1/2023	120,000	125,080

Kentucky State Property and Building Commission, Project No. 116 Rev., AGM, 3.00%, 10/1/2022	105,000	106,364

Kentucky State Property and Building Commission, Project No. 117 Series B, Rev., 3.00%, 5/1/2022	45,000	45,173

Kentucky State Property and Building Commission, Project No. 119

Rev., 5.00%, 5/1/2022	215,000	216,527

Rev., 5.00%, 5/1/2023	25,000	26,132

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Kentucky — continued

Kentucky State Property and Building Commission, Project No. 125 Series A, Rev., 5.00%, 9/1/2022	40,000	40,829

Kentucky Turnpike Authority, Revitalization Projects

Series A, Rev., 3.00%, 7/1/2022	50,000	50,403

Series 2012A, Rev., 5.00%, 7/1/2022 (b)	200,000	202,878

Series 2013A, Rev., 5.00%, 7/1/2022	50,000	50,733

Series 2014A, Rev., 5.00%, 7/1/2022	145,000	147,126

Series 2016A, Rev., 5.00%, 7/1/2022	435,000	441,378

Series B, Rev., 5.00%, 7/1/2022	795,000	806,656

Series 2014A, Rev., 5.00%, 7/1/2023	305,000	320,910

Series 2016A, Rev., 5.00%, 7/1/2023	875,000	920,642

Series B, Rev., 5.00%, 7/1/2023	495,000	520,820

Series 2014A, Rev., 5.00%, 7/1/2024	35,000	37,908

Series B, Rev., 5.00%, 7/1/2025	95,000	105,812

Laurel County School District Finance Corp. Rev., 4.00%, 8/1/2022	45,000	45,597

Letcher County School District Finance Corp. Rev., 3.00%, 6/1/2022	25,000	25,142

Lexington-Fayette Urban County Airport Board Series E, Rev., GTD, 4.00%, 7/1/2022	50,000	50,560

Lexington-Fayette Urban County Government Sewer System Series 2014A, Rev., 5.00%, 9/1/2022	100,000	102,109

Lexington-Fayette Urban County Government, Various Purpose

Series 2016D, GO, 5.00%, 5/1/2022	145,000	146,047

Series 2017A, GO, 5.00%, 9/1/2022	205,000	209,323

Series 2018A, GO, 5.00%, 10/1/2022	30,000	30,731

Series 2016D, GO, 4.00%, 5/1/2023	115,000	119,099

Series 2017A, GO, 5.00%, 9/1/2023	80,000	84,732

Series 2012B, GO, 3.00%, 7/1/2024	100,000	100,147

Lincoln County School District Finance Corp. Rev., 2.25%, 8/1/2022	20,000	20,121

Louisville and Jefferson County Metropolitan Government

Series 2019A, GO, 5.00%, 8/1/2022	25,000	25,456

SEE NOTES TO FINANCIAL STATEMENTS.

310	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Kentucky — continued

Series 2016A, GO, 5.00%, 12/1/2022	30,000	30,951

Louisville and Jefferson County Metropolitan Government, Catholic Health Initiatives

Series 2012A, Rev., 4.00%, 6/1/2022 (b)	75,000	75,621

Series 2012A, Rev., 4.25%, 6/1/2022	5,000	5,045

Series 2012A, Rev., 5.00%, 6/1/2022 (b)	90,000	90,967

Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc.

Series 2016A, Rev., 5.00%, 10/1/2023	205,000	217,347

Series 2020B, Rev., 5.00%, 10/1/2023 (c)	420,000	446,322

Series 2016A, Rev., 5.00%, 10/1/2024	660,000	720,177

Louisville and Jefferson County Metropolitan Sewer District, Sewer and Drainage System

Rev., 5.00%, 5/15/2022	125,000	126,153

Series 2015B, Rev., 5.00%, 5/15/2022	25,000	25,231

Series 2016C, Rev., 5.00%, 5/15/2022	130,000	131,199

Series 2017A, Rev., 5.00%, 5/15/2022	35,000	35,323

Rev., BAN, 3.00%, 10/14/2022	155,000	157,009

Series 2013C, Rev., 3.25%, 5/15/2023 (b)	25,000	25,685

Series 2016C, Rev., 5.00%, 5/15/2023	25,000	26,222

Louisville Water Co., Metro Government Waterworks Board

Series 2014A, Rev., 4.00%, 11/15/2022	30,000	30,689

Rev., 5.00%, 11/15/2023	25,000	26,662

Madison County School District Finance Corp. Rev., 5.00%, 5/1/2022	30,000	30,215

Martin County School District Finance Corp. Rev., 3.00%, 3/1/2023	50,000	50,912

McCracken County School District Finance Corp. Rev., 3.00%, 12/1/2022	25,000	25,376

Meade County School District Finance Corp. Rev., 5.00%, 9/1/2022	75,000	76,479

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Kentucky — continued

Menifee County School District Finance Corp. Rev., 2.13%, 5/1/2022	35,000	35,084

Morehead State University Series 2015A, Rev., 5.00%, 4/1/2022	25,000	25,087

Murray State University Series 2015A, Rev., 4.00%, 3/1/2022	25,000	25,000

Nelson County School District Finance Corp., School Building Rev., 2.00%, 12/1/2022	60,000	60,479

Northern Kentucky Water District Series 2013B, Rev., 5.00%, 2/1/2023	175,000	181,571

Oldham County School District Finance Corp. Rev., 2.00%, 9/1/2022	25,000	25,151

Pendleton County Public Properties Corp., First Mortgage, Court Facilities Project Rev., 4.00%, 12/1/2022	25,000	25,495

Pike County School District Finance Corp., School Building Rev., 2.38%, 6/1/2022	20,000	20,086

Scott County School District Finance Corp.

Rev., 4.00%, 1/1/2023	25,000	25,612

Rev., 2.00%, 5/1/2023	100,000	100,988

Rev., 5.00%, 6/1/2025	20,000	22,090

University of Kentucky, General Receipts

Series 2015A, Rev., 5.00%, 4/1/2022	70,000	70,255

Series 2014D, Rev., 5.00%, 10/1/2022	75,000	76,855

Series 2015B, Rev., 5.00%, 10/1/2022	110,000	112,720

Series 2017A, Rev., 5.00%, 10/1/2022	150,000	153,710

Series 2014A, Rev., 5.00%, 4/1/2023	20,000	20,871

Series 2015A, Rev., 5.00%, 4/1/2023	25,000	26,089

Series 2017B, Rev., 3.00%, 10/1/2023	85,000	87,559

Series 2019A, Rev., 5.00%, 11/1/2023	125,000	133,020

Series 2015B, Rev., 5.00%, 10/1/2024	20,000	21,866

University of Louisville, General Receipts

Series 2016C, Rev., 4.00%, 9/1/2022	120,000	121,912

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	311

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Kentucky — continued

Series 2021B, Rev., 5.00%, 9/1/2025	895,000	1,003,430

Series 2021B, Rev., 5.00%, 9/1/2026	945,000	1,087,524

Versailles Public Properties, Inc., KCTCS Project Rev., 5.00%, 12/1/2022	100,000	103,012

Warren County School District Finance Corp., School Building Rev., 3.00%, 4/1/2022	30,000	30,058

Wayne County School District Finance Corp. Rev., 3.00%, 8/1/2022	20,000	20,183

Woodford County School District Finance Corp. Series 2012A, Rev., 2.50%, 7/1/2022	20,000	20,028

Total Kentucky		22,294,020

Louisiana — 0.8%

Ascension Parish School Board GO, 3.00%, 3/1/2022	25,000	25,000

Calcasieu Parish School District No. 23, Public School Improvement GO, 5.00%, 9/1/2022	50,000	51,009

City of Alexandria Series 2013A, Rev., 5.00%, 5/1/2023 (b)	135,000	141,355

City of Hammond, Sales and Use Tax Rev., 4.00%, 12/1/2022	80,000	81,937

City of Lafayette, Publica Improvement, Sales & Use Tax Series 2011ST-D, Rev., 5.00%, 5/1/2022	45,000	45,329

City of Lafayette, Sales Tax Series 2018B, Rev., 5.00%, 5/1/2022	30,000	30,220

City of Lafayette, Utilities

Rev., 5.00%, 11/1/2022 (b)	90,000	92,503

Rev., 5.00%, 11/1/2022	50,000	51,367

City of New Orleans GO, 5.00%, 12/1/2024	25,000	25,753

City of New Orleans, Sewerage Service

Rev., 5.00%, 6/1/2022	200,000	202,165

Rev., 5.00%, 6/1/2023	15,000	15,738

City of Shreveport, Water and Sewer

GO, 5.00%, 9/1/2022	200,000	203,925

Series 2014A, Rev., 5.00%, 12/1/2022	80,000	82,409

City of West Monroe, Sales & Use Tax Rev., 2.00%, 12/1/2022	20,000	20,187

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Louisiana — continued

Consolidated Govt of the City of Baton Rouge and Parish of E Baton Rouge Sales Tax

Rev., AGM, 5.00%, 8/1/2022	25,000	25,439

Rev., 5.00%, 8/1/2022	30,000	30,520

East Baton Rouge Sewerage Commission Series 2021A, Rev., 5.00%, 2/1/2023	75,000	77,851

Jefferson Sales Tax District Series 2019A, Rev., AGM, 5.00%, 12/1/2022	200,000	206,023

Lafayette Consolidated Government

GO, 5.00%, 3/1/2022	35,000	35,000

Rev., AGM, 5.00%, 11/1/2022	150,000	154,029

Lafayette Public Power Authority

Rev., 5.00%, 11/1/2022 (b)	75,000	77,111

Rev., 5.00%, 11/1/2022	50,000	51,384

Lafayette Public Trust Financing Authority, Ragin Cajun Facilities, Inc. Project Rev., AGM, 3.00%, 10/1/2022	25,000	25,307

Lafourche Parish School Board GO, 4.00%, 3/1/2022	25,000	25,000

Livingston Parish School Board, Sales and Use Tax Series 2021A, Rev., 4.00%, 5/1/2022	50,000	50,280

Livingston Parish School District No. 1 GO, 4.50%, 5/1/2022	25,000	25,157

Louisiana Energy & Power Authority, Power Project

Series 2013A, Rev., AGM, 4.50%, 6/1/2023 (b)	40,000	41,706

Series 2013A, Rev., AGM, 5.00%, 6/1/2023 (b)	155,000	162,570

Series 2013A, Rev., AGM, 5.25%, 6/1/2023 (b)	50,000	52,596

Louisiana Housing Corp., Valencia Park Project Rev., 0.35%, 11/1/2022 (c)	2,000,000	1,991,946

Louisiana Local Government Environmental Facilities and Community Development Authority, Bossier City Public Rev., 5.00%, 11/1/2023	100,000	106,296

Louisiana Local Government Environmental Facilities and Community Development Authority, Calcasieu Parish Project Rev., 5.00%, 12/1/2022	25,000	25,785

SEE NOTES TO FINANCIAL STATEMENTS.

312	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Louisiana — continued

Louisiana Local Government Environmental Facilities and Community Development Authority, City of Bossier Project Rev., 5.00%, 6/1/2022	200,000	202,149

Louisiana Local Government Environmental Facilities and Community Development Authority, City of Lake Charles Public Improvement Project Rev., 5.00%, 5/1/2023	100,000	104,564

Louisiana Local Government Environmental Facilities and Community Development Authority, East Baton Rouge Sewerage Commission Projects Series 2013A, Rev., 4.00%, 2/1/2023 (b)	40,000	41,146

Louisiana Local Government Environmental Facilities and Community Development Authority, Jefferson CPZ Beautification Rev., 4.00%, 10/1/2025	130,000	141,376

Louisiana Local Government Environmental Facilities and Community Development Authority, Jefferson Parish Projects Rev., 5.00%, 4/1/2023	100,000	104,266

Louisiana Local Government Environmental Facilities and Community Development Authority, Jefferson Parking Garage Project Rev., 2.38%, 9/1/2022	30,000	30,223

Louisiana Local Government Environmental Facilities and Community Development Authority, Parish of East Baton Rough Road Improvements Project Rev., 5.00%, 8/1/2022	25,000	25,441

Louisiana Local Government Environmental Facilities and Community Development Authority, Woman’s Hospital Foundation Project Series 2017A, Rev., 3.00%, 10/1/2022	75,000	75,944

Louisiana Office Facilities Corp., State Capitol Complex Program

Rev., 5.00%, 11/1/2022	275,000	282,499

Rev., 5.00%, 11/1/2023	125,000	132,635

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Louisiana — continued

Louisiana Public Facilities Authority, Franciscan Missionaries of Our Lady Health System

Rev., 4.00%, 7/1/2022 (b)	170,000	171,886

Rev., 5.00%, 7/1/2022 (b)	525,000	532,556

Louisiana Public Facilities Authority, Hurricane Recovery Program

Rev., 5.00%, 6/1/2022	190,000	192,056

Rev., 5.00%, 6/1/2025	170,000	184,013

Louisiana Public Facilities Authority, Lafayette General Health System Project

Rev., 4.00%, 11/1/2025 (b)	605,000	662,866

Rev., 5.00%, 11/1/2025 (b)	160,000	181,008

Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project

Rev., 5.00%, 5/15/2022	100,000	100,871

Series 2002B, Rev., 5.50%, 5/15/2022 (b)	75,000	75,743

Rev., 5.00%, 5/15/2023	285,000	298,223

Rev., 5.00%, 5/15/2025 (c)	250,000	275,722

Louisiana Public Facilities Authority, Tulane University Project

Series 2016A, Rev., 5.00%, 12/15/2022	50,000	51,593

Series 2016A, Rev., 5.00%, 12/15/2026	130,000	149,866

Louisiana Stadium and Exposition District Series 2013A, Rev., 5.00%, 7/1/2022	175,000	177,477

Louisiana State Citizens Property Insurance Corp. Rev., AGM, 5.00%, 6/1/2022 (b)	175,000	176,903

Louisiana State University, Agricultural and Mechanical College, Auxiliary Facilities System

Rev., 5.00%, 7/1/2022	100,000	101,389

Series 2016A, Rev., 5.00%, 7/1/2022	375,000	380,207

Parish of Lafourche, Sales Tax Public Improvement Rev., 4.00%, 3/1/2022	50,000	50,000

Parish of Plaquemines Rev., 5.00%, 3/1/2025	100,000	109,568

Parish of St. Bernard, Sales & Use Tax Rev., 4.00%, 3/1/2022	45,000	45,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	313

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Louisiana — continued

Parish of St. John the Baptist, Marathon Oil Corp., Project Series 2017A-1, Rev., 2.00%, 4/1/2023 (c)	2,710,000	2,724,747

Richland Parish School District No. 4 GO, AGM, 4.00%, 3/1/2023	50,000	51,427

St. Charles Parish School Board Rev., 5.00%, 8/1/2022	20,000	20,344

St. Charles Parish School District No. 1 GO, 5.00%, 3/1/2022	50,000	50,000

St. John the Baptist Parish School Board, Sales Tax Rev., 4.50%, 4/1/2022	300,000	300,937

St. Tammany Parish Hospital Service District No. 2 GO, 3.00%, 3/1/2022	25,000	25,000

St. Tammany Parish Sales Tax District No. 3 Rev., 5.00%, 6/1/2023	25,000	26,240

St. Tammany Parish Wide School District No. 12

Series 2017A, GO, 3.00%, 3/1/2022	55,000	55,000

GO, 5.00%, 3/1/2022	75,000	75,000

GO, 5.00%, 3/1/2023	50,000	52,028

State of Louisiana

Series 2012C, GO, 5.00%, 7/15/2022	525,000	533,505

Series 2012-C, GO, 5.00%, 7/15/2022 (b)	185,000	188,011

Series 2013-C, GO, 5.00%, 7/15/2022	400,000	406,480

Series 2012-A, GO, 5.00%, 8/1/2022 (b)	380,000	386,864

Series 2012-A, GO, 5.00%, 8/1/2022	375,000	381,774

Series 2014-C, GO, 5.00%, 8/1/2022	75,000	76,355

Series 2016-B, GO, 5.00%, 8/1/2022	85,000	86,535

Rev., 5.00%, 9/1/2022	590,000	602,741

Series 2016A, GO, 5.00%, 9/1/2022	75,000	76,612

Series 2019A, Rev., 5.00%, 9/1/2022	140,000	143,023

Series D-1, GO, 5.00%, 12/1/2022	25,000	25,785

Series 2014A, GO, 5.00%, 2/1/2023	40,000	41,509

Series 2015-A, GO, 5.00%, 5/1/2023	20,000	20,942

Series 2013A, Rev., 5.00%, 6/15/2023 (b)	105,000	110,426

Series 2014-C, GO, 5.00%, 8/1/2023	10,000	10,561

Rev., 5.00%, 9/1/2023	15,000	15,890

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Louisiana — continued

Series 2019A, Rev., 5.00%, 9/1/2023	95,000	100,634

Series 2014-C, GO, 5.00%, 8/1/2024	50,000	54,490

Series 2016-B, GO, 5.00%, 8/1/2026	70,000	80,609

State of Louisiana Gasoline and Fuels Tax

Series 2012A-1, Rev., 4.00%, 5/1/2022	50,000	50,286

Series 2012A-1, Rev., 5.00%, 5/1/2022	215,000	216,581

Series 2012A-1, Rev., 5.00%, 5/1/2022 (b)	55,000	55,404

Series 2012A-1, Rev., 5.00%, 5/1/2023	225,000	226,495

Series B, Rev., 5.00%, 5/1/2023	100,000	104,708

State of Louisiana Gasoline and Fuels Tax, Second Lien

Series 2017D, Rev., 0.55%, 5/1/2022 (c)	5,400,000	5,400,515

Series B, Rev., 5.00%, 5/1/2022	50,000	50,368

Series 2017A, Rev., 0.60%, 5/1/2023 (c)	2,430,000	2,430,069

Series 2017D, Rev., 0.60%, 5/1/2023 (c)	115,000	115,003

Series B, Rev., 5.00%, 5/1/2023	25,000	26,177

Terrebonne Levee and Conservation District, Sales Tax

Rev., 4.00%, 7/1/2023 (b)	150,000	155,889

Rev., 5.00%, 7/1/2023 (b)	120,000	126,292

Terrebonne Parish Consolidated Government GO, 5.00%, 3/1/2022	35,000	35,000

West Ouachita Parish School District Rev., 4.00%, 9/1/2022	25,000	25,406

Zachary Community School District No. 1 GO, 3.25%, 3/1/2022 (b)	25,000	25,000

Total Louisiana		25,056,749

Maine — 0.2%

City of Augusta Series 2015B, GO, 3.00%, 5/1/2022	25,000	25,097

City of Bangor

Series 2012B, GO, 3.00%, 7/15/2022 (b)	25,000	25,222

Series 2012B, GO, 4.00%, 7/15/2022 (b)	20,000	20,252

City of Biddeford GO, 2.50%, 10/1/2022	400,000	403,994

SEE NOTES TO FINANCIAL STATEMENTS.

314	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Maine — continued

City of Lewiston, Public Improvement GO, 4.00%, 4/15/2023	25,000	25,867

City of Portland GO, 5.00%, 4/1/2022	25,000	25,092

City of Portland, General Airport Rev., 5.00%, 7/1/2022	25,000	25,341

City of South Portland Series 2020A, GO, 5.00%, 8/15/2022	50,000	50,990

County of Cumberland

GO, 3.00%, 12/1/2022 (b)	25,000	25,412

GO, 2.00%, 4/1/2023	30,000	30,357

Maine Governmental Facilities Authority, Lease Rental

Series 2015B, Rev., 5.00%, 10/1/2022	30,000	30,690

Series 2017A, Rev., 5.00%, 10/1/2022	75,000	76,726

Series 2020A, Rev., 5.00%, 10/1/2022	45,000	46,036

Series 2015B, Rev., 2.00%, 10/1/2023	10,000	10,145

Maine Health and Higher Educational Facilities Authority

Series 2017A, Rev., 5.00%, 7/1/2022	120,000	121,743

Series 2019A, Rev., 5.00%, 7/1/2022	100,000	101,433

Series 2014A, Rev., 5.00%, 7/1/2023	170,000	178,823

Series 2017B, Rev., 5.00%, 7/1/2023	25,000	26,304

Series 2019A, Rev., 5.00%, 7/1/2023	50,000	52,608

Series 2020A, Rev., 5.00%, 7/1/2023 (b)	600,000	631,390

Series 2020B, Rev., 4.00%, 7/1/2024	150,000	157,970

Maine Health and Higher Educational Facilities Authority, Bridgton Hospital Series 2017A, Rev., 5.00%, 7/1/2023	830,000	873,295

Maine Municipal Bond Bank

Series 2016A, Rev., 3.00%, 9/1/2022	110,000	111,340

Series 2014A, Rev., 5.00%, 9/1/2022	45,000	45,995

Series 2016A, Rev., 3.00%, 11/1/2022	40,000	40,605

Series 2014C, Rev., 4.00%, 11/1/2022	25,000	25,544

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Maine — continued

Series 2016C, Rev., 4.00%, 11/1/2022	25,000	25,544

Series B, Rev., 4.00%, 11/1/2022	95,000	97,066

Series 2010C, Rev., 5.00%, 11/1/2022	215,000	221,096

Series 2012B, Rev., 5.00%, 11/1/2022	60,000	61,701

Series 2014C, Rev., 5.00%, 11/1/2022	20,000	20,567

Series 2015A, Rev., 5.00%, 11/1/2022	75,000	77,127

Series 2016B, Rev., 5.00%, 11/1/2022	55,000	56,560

Series 2018A, Rev., 5.00%, 11/1/2022	95,000	97,694

Series 2018B, Rev., 5.00%, 11/1/2022	20,000	20,567

Series 2019A, Rev., 5.00%, 11/1/2022	50,000	51,418

Series 2020A, Rev., 5.00%, 11/1/2022	20,000	20,567

Series C, Rev., 5.00%, 11/1/2022	200,000	205,671

Series D, Rev., 5.00%, 11/1/2022	160,000	164,537

Series 2020A, Rev., 5.00%, 9/1/2023	40,000	42,378

Series 2016C, Rev., 4.00%, 11/1/2023	25,000	26,218

Series 2016B, Rev., 5.00%, 11/1/2023	75,000	79,889

Series 2018B, Rev., 5.00%, 11/1/2023	20,000	21,304

Series 2019A, Rev., 5.00%, 11/1/2023	120,000	127,822

Maine Municipal Bond Bank, Transcap Program Series 2015A, Rev., 5.00%, 9/1/2022	275,000	281,078

Maine School Administrative District No. 28 Series 2019A, GO, 5.00%, 5/1/2023	50,000	52,342

Maine School Administrative District No. 51

GO, 2.50%, 10/15/2022	100,000	101,085

GO, 4.00%, 8/1/2025	50,000	54,423

Maine State Housing Authority, Mortgage Purchase Series 2016A, Rev., 1.70%, 11/15/2022	25,000	25,126

Maine Turnpike Authority

Rev., 5.00%, 7/1/2022	45,000	45,655

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	315

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Maine — continued

Series 2012A, Rev., 5.00%, 7/1/2022	100,000	101,456

Series 2012B, Rev., 5.00%, 7/1/2022	50,000	50,728

Rev., 5.00%, 7/1/2023	10,000	10,531

Series 2012A, Rev., 3.00%, 7/1/2025	100,000	100,777

Regional School Unit No. 1 Lower Kennebec Region School Unit GO, 5.00%, 11/1/2022	75,000	77,086

State of Maine

Series 2014B, GO, 5.00%, 6/1/2022	100,000	101,110

Series 2016B, GO, 5.00%, 6/1/2022	55,000	55,610

Series 2017B, GO, 5.00%, 6/1/2022	75,000	75,833

Series 2017B, GO, 5.00%, 6/1/2023	10,000	10,506

Town of Cumberland GO, 5.00%, 5/1/2023	35,000	36,652

Town of Gorham Series 2020A, GO, 2.00%, 10/1/2022	50,000	50,378

Town of Scarborough

GO, 4.00%, 11/1/2022 (b)	70,000	71,508

GO, 5.00%, 11/1/2022	25,000	25,700

University of Maine System

Rev., 5.00%, 3/1/2023	70,000	72,839

Rev., 5.00%, 3/1/2025	55,000	60,892

Total Maine		6,067,312

Maryland — 0.5%

City of Annapolis, Public Improvement Series 2017B, GO, 5.00%, 8/1/2022	25,000	25,452

City of Baltimore Series D, Rev., 5.00%, 7/1/2023	25,000	26,325

City of Baltimore, Consolidated Public Improvement

Series 2013A, GO, 4.00%, 10/15/2022 (b)	60,000	61,220

Series 2021A, GO, 4.00%, 10/15/2022	20,000	20,404

Series 2013A, GO, 5.00%, 10/15/2022	40,000	41,056

Series 2013B, GO, 5.00%, 10/15/2022	25,000	25,660

Series 2014A, GO, 5.00%, 10/15/2022	55,000	56,452

Series 2017A, GO, 5.00%, 10/15/2022	25,000	25,660

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Maryland — continued

City of Baltimore, Stormwater Projects Series 2019A, Rev., 4.00%, 7/1/2022	30,000	30,338

City of Baltimore, Wastewater Projects

Series 2013C, Rev., 5.00%, 7/1/2022	25,000	25,364

Series 2013D, Rev., 5.00%, 7/1/2022	25,000	25,364

Series 2017B, Rev., 5.00%, 7/1/2022	20,000	20,291

Series 2013C, Rev., 5.00%, 7/1/2023	30,000	31,590

City of Baltimore, Water Projects

Series 2013A, Rev., 5.00%, 7/1/2022	100,000	101,456

Series 2013B, Rev., 5.00%, 7/1/2022	25,000	25,364

City of Frederick, Public Improvement

Series 2016B, GO, 5.00%, 3/1/2022	75,000	75,000

GO, 5.00%, 9/1/2022	50,000	51,082

City of Hagerstown Series 2017A, GO, 4.00%, 6/1/2022	80,000	80,636

City of Rockville Series 2014B, GO, 5.00%, 6/1/2022	20,000	20,222

County of Anne Arundel GO, 5.00%, 10/1/2022	130,000	133,261

County of Anne Arundel, Arundel Mills Project Rev., GTD, 5.00%, 7/1/2023	50,000	52,677

County of Anne Arundel, Consolidated General Improvement GO, 5.00%, 4/1/2023	10,000	10,443

County of Anne Arundel, Consolidated General Improvements GO, 5.00%, 4/1/2022	195,000	195,718

County of Anne Arundel, Consolidated Water and Sewer GO, 5.00%, 10/1/2022	65,000	66,631

County of Baltimore, Consolidated Public Improvement

GO, 5.00%, 3/1/2022	75,000	75,000

GO, BAN, 4.00%, 3/23/2022	220,000	220,475

GO, 5.00%, 8/1/2022 (b)	175,000	178,161

Series 2014B, GO, 5.00%, 8/1/2022	25,000	25,457

GO, 5.00%, 3/1/2023	70,000	72,896

GO, 5.00%, 2/1/2025	25,000	27,679

County of Baltimore, Equipment Acquisition Program

COP, 5.00%, 3/1/2022	420,000	420,000

SEE NOTES TO FINANCIAL STATEMENTS.

316	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Maryland — continued

COP, 5.00%, 10/1/2022	250,000	256,257

County of Baltimore, Metropolitan District GO, 5.00%, 8/1/2022	70,000	71,279

County of Baltimore, Metropolitan District 76th Issue GO, 5.00%, 2/1/2023	25,000	25,955

County of Baltimore, Metropolitan District, Public Improvement Series 2014C, GO, 4.00%, 9/1/2022	25,000	25,420

County of Calvert, Consolidated Public Improvement

GO, 4.00%, 4/1/2022	25,000	25,071

GO, 5.00%, 5/1/2022	30,000	30,220

GO, 5.00%, 7/1/2022	135,000	136,961

County of Carroll, Consolidated Public Improvement

Series 2019A, GO, 4.00%, 11/1/2022	40,000	40,878

GO, 5.00%, 11/1/2022	70,000	71,999

County of Cecil GO, 4.00%, 12/1/2022	130,000	133,147

County of Cecil, County Commissioners, Consolidated Public Improvement GO, 3.38%, 11/1/2022 (b)	25,000	25,434

County of Charles, Consolidated Public Improvement

GO, 5.00%, 10/1/2022	70,000	71,761

GO, 5.00%, 11/1/2022	25,000	25,712

GO, 5.00%, 7/15/2023	45,000	47,484

County of Frederick, Public Facilities

GO, 5.00%, 5/1/2022	20,000	20,147

GO, 4.00%, 8/1/2022	115,000	116,608

Series 2016A, GO, 5.00%, 8/1/2022	25,000	25,453

County of Harford, Consolidated Public Improvement GO, 5.00%, 9/15/2022	225,000	230,140

County of Harford, Public Improvement GO, 5.00%, 10/1/2022	25,000	25,615

County of Howard, Consolidated Public Improvement

GO, 5.00%, 2/15/2023 (b)	20,000	20,787

Series 2017B, GO, 5.00%, 2/15/2023	35,000	36,388

County of Howard, Metropolitan District Project

Series 2019B, GO, 5.00%, 8/15/2022	50,000	50,995

Series 2015A, GO, 3.25%, 2/15/2023 (b)	25,000	25,562

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Maryland — continued

Series 2015A, GO, 3.38%, 2/15/2023 (b)	20,000	20,473

County of Montgomery, Consolidated Public Improvement

Series 2017C, GO, 5.00%, 10/1/2022	25,000	25,626

Series 2017D, GO, 3.00%, 11/1/2022	100,000	101,514

Series 2017A, GO, 5.00%, 11/1/2022	25,000	25,709

Series 2015B, GO, 5.00%, 12/1/2022	40,000	41,266

Series 2016A, GO, 5.00%, 12/1/2022	25,000	25,791

Series 2015B, GO, 5.00%, 12/1/2023	115,000	122,818

County of Montgomery, Metrorail Garage Project Rev., 5.00%, 6/1/2022	75,000	75,173

County of Montgomery, Montgomery College Series 2016A, COP, 5.00%, 11/1/2022	70,000	71,994

County of Prince George’s COP, 5.00%, 10/15/2022	35,000	35,919

County of Prince George’s, Consolidated Public Improvement

Series 2013B, GO, 4.00%, 3/1/2022	180,000	180,000

Series 2016A, GO, 5.00%, 7/1/2022	75,000	76,092

Series 2016B, GO, 4.00%, 7/15/2022	100,000	101,252

Series 2019A, GO, 5.00%, 7/15/2022	40,000	40,648

Series 2013C, GO, 5.00%, 8/1/2022	175,000	178,161

Series 2014A, GO, 5.00%, 9/1/2022	70,000	71,505

Series 2013B, GO, 3.00%, 3/1/2023	45,000	45,947

County of Prince George’s, Suitland Public Infrastructure COP, 4.00%, 10/1/2022	25,000	25,466

County of Queen Anne’s, Public Facilities

GO, 5.00%, 7/1/2022	25,000	25,365

GO, 5.00%, 1/15/2023	50,000	51,803

County of St. Mary’s, Consolidated Public Improvement GO, 5.00%, 8/1/2022	100,000	101,806

County of Washington

GO, 4.00%, 1/1/2023	90,000	92,394

GO, 5.00%, 1/1/2023	35,000	36,220

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	317

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Maryland — continued

County of Washington, Consolidated Public Improvement GO, 4.00%, 7/1/2023	30,000	31,202

County of Washington, Public Improvement

GO, 3.00%, 7/1/2022 (b)	40,000	40,318

GO, 5.00%, 7/1/2022	25,000	25,367

County of Wicomico, Public Improvement

GO, 5.00%, 10/1/2022	25,000	25,626

GO, 5.00%, 11/1/2022	50,000	51,418

Maryland Community Development Administration Local Government Infrastructure

Series 2012B-1, Rev., 2.25%, 6/1/2022	25,000	25,101

Series A-2, Rev., 3.00%, 6/1/2022	50,000	50,301

Maryland Community Development Administration, Housing and Community Development

Series 2020D, Rev., 0.25%, 3/1/2022	435,000	435,000

Series 2019C, Rev., 1.45%, 3/1/2022	30,000	30,000

Series 2019B, Rev., 1.70%, 3/1/2022	20,000	20,000

Series 2018A, Rev., 2.55%, 3/1/2022	10,000	10,000

Series 2020D, Rev., 0.30%, 9/1/2022	330,000	329,211

Series 2018A, Rev., 2.60%, 9/1/2022	45,000	45,400

Series 2019A, Rev., 2.10%, 3/1/2024	20,000	20,215

Maryland Health and Higher Educational Facilities Authority, Arundel Health System Issue Rev., 5.00%, 7/1/2022	50,000	50,718

Maryland Health and Higher Educational Facilities Authority, Frederick Memorial Hospital Series 2012A, Rev., 5.00%, 7/1/2022	40,000	40,500

Maryland Health and Higher Educational Facilities Authority, Greater Baltimore Medical Center Issue Series 2012A, Rev., 5.00%, 7/1/2022 (b)	180,000	182,499

Maryland Health and Higher Educational Facilities Authority, John Hopkins Health System Rev., 5.00%, 7/1/2022	25,000	25,367

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Maryland — continued

Maryland Health and Higher Educational Facilities Authority, Johns Hopkins University

Series 2012A, Rev., 4.00%, 7/1/2022 (b)	20,000	20,225

Series 2012A, Rev., 5.00%, 7/1/2022 (b)	25,000	25,364

Series 2013B, Rev., 5.00%, 7/1/2022	125,000	126,850

Maryland Health and Higher Educational Facilities Authority, Lifebridge Health Issue

Rev., 5.00%, 7/1/2022	185,000	187,650

Rev., 5.00%, 7/1/2023	160,000	168,346

Rev., 5.00%, 7/1/2025	45,000	50,090

Maryland Health and Higher Educational Facilities Authority, Loyola University Issue Series 2012A, Rev., 3.00%, 10/1/2022	50,000	50,644

Maryland Health and Higher Educational Facilities Authority, Peninsula Regional Medical Center Rev., 5.00%, 7/1/2022	175,000	177,448

Maryland Health and Higher Educational Facilities Authority, University of Maryland Medical System Issue

Series 2013A, Rev., 4.00%, 7/1/2022 (b)	100,000	101,126

Series 2013A, Rev., 5.00%, 7/1/2022 (b)	25,000	25,364

Maryland Health and Higher Educational Facilities Authority, University of Pittsburgh Medical Center Series 2020B, Rev., 5.00%, 4/15/2022	255,000	256,370

Maryland Industrial Development Financing Authority, McDonogh School Facility Rev., 5.00%, 9/1/2022	55,000	56,152

Maryland National Capital Park and Planning Commission, Park Acquisition and Development Project Series MC-2021A, Rev., GTD, 5.00%, 12/1/2022 (b)	50,000	51,571

Maryland Stadium Authority, Baltimore City Public Schools Rev., 5.00%, 5/1/2022	110,000	110,814

SEE NOTES TO FINANCIAL STATEMENTS.

318	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Maryland — continued

Maryland Stadium Authority, Montgomery County Conference Center

Rev., 5.00%, 6/15/2022	30,000	30,379

Rev., 5.00%, 6/15/2023	65,000	68,306

Maryland State Transportation Authority, Transportation Facilities Projects, Tax Exempt Rev., 5.00%, 7/1/2022	135,000	136,990

Maryland Water Quality Financing Administration Revolving Loan Fund Rev., 5.00%, 3/1/2022	85,000	85,000

St. Mary’s College of Maryland

Series 2012A, Rev., 4.00%, 9/1/2022	50,000	50,799

Series 2018A, Rev., 4.00%, 9/1/2022	40,000	40,640

State of Maryland

Series 2014A, GO, 5.00%, 3/1/2022	50,000	50,000

Series C, GO, 5.00%, 8/1/2022	75,000	76,364

State of Maryland Department of Transportation, Second Issue

Rev., 5.00%, 10/1/2022	205,000	210,107

Rev., 5.00%, 6/1/2025	65,000	68,090

State of Maryland Department of Transportation, Third Issue Rev., 5.00%, 12/15/2022	150,000	154,948

State of Maryland, Department of Transportation

Rev., 5.00%, 4/1/2022	25,000	25,091

Rev., 5.00%, 5/1/2022	50,000	50,369

Rev., 4.00%, 5/15/2022	40,000	40,281

Rev., 5.00%, 6/1/2022	210,000	212,315

Rev., 4.00%, 9/1/2022	55,000	55,912

Rev., 5.00%, 9/1/2022	70,000	71,508

Rev., 5.00%, 10/1/2022	140,000	143,487

Rev., 5.00%, 12/1/2022	35,000	36,097

Rev., 5.00%, 2/1/2023	75,000	77,837

Rev., 5.00%, 2/15/2023	175,000	181,874

Rev., 5.00%, 5/1/2023	20,000	20,944

Rev., 5.00%, 10/1/2023	40,000	42,481

Rev., 5.00%, 11/1/2023	40,000	42,594

Rev., 5.00%, 12/15/2023	50,000	53,445

State of Maryland, State and Local Facilities Loan of 2012 Series 2012C, GO, 4.00%, 8/15/2022	100,000	101,529

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Maryland — continued

State of Maryland, State and Local Facilities Loan of 2014

Series 2014-2-C, GO, 5.00%, 8/1/2022	190,000	193,456

Series 2014B, GO, 5.00%, 8/1/2022 (b)	390,000	397,045

Series B, GO, 5.00%, 8/1/2022 (b)	235,000	239,245

Series B, GO, 5.00%, 8/1/2022	60,000	61,091

State of Maryland, State and Local Facilities Loan of 2015

Series 2015A, GO, 5.00%, 3/1/2022	100,000	100,000

Series A, GO, 5.00%, 8/1/2022	50,000	50,910

Series 2015A, GO, 4.00%, 3/1/2023 (b)	20,000	20,619

Series 2015A, GO, 5.00%, 3/1/2023 (b)	125,000	130,108

Series A, GO, 5.00%, 8/1/2023	70,000	73,956

State of Maryland, State and Local Facilities Loan of 2016 Series 1, GO, 5.00%, 6/1/2022	160,000	161,772

State of Maryland, State and Local Facilities Loan of 2017

Series 2014A, GO, 5.00%, 3/1/2022 (b)	85,000	85,000

Series 2017A, GO, 5.00%, 8/1/2022	125,000	127,274

Series 2017B, GO, 5.00%, 8/1/2022	405,000	412,367

Series 2017A, GO, 5.00%, 8/1/2023	70,000	73,956

State of Maryland, State and Local Facilities Loan of 2018 Series 2018B, GO, 5.00%, 8/1/2022	335,000	341,094

Town of Ocean City, Mayor and City Council, Municipal Purpose GO, 4.00%, 10/1/2022	50,000	50,962

Town of Ocean City, Municipal Purpose Loan

GO, 5.00%, 1/15/2023	85,000	88,051

GO, 4.00%, 10/1/2023	35,000	35,593

University System of Maryland, Auxiliary Facility and Tuition

Series 2019C, Rev., 3.00%, 4/1/2022	25,000	25,052

Series 2012C, Rev., 5.00%, 4/1/2022	40,000	40,147

Series 2016A, Rev., 5.00%, 4/1/2022	25,000	25,092

Series 2016B, Rev., 5.00%, 4/1/2022	40,000	40,147

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	319

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Maryland — continued

Series 2017B, Rev., 5.00%, 4/1/2022	85,000	85,312

Series 2019A, Rev., 5.00%, 4/1/2022	40,000	40,147

Series 2021A, Rev., 5.00%, 4/1/2022	105,000	105,386

Series 2012D, Rev., 5.00%, 10/1/2022	45,000	46,126

Series 2017B, Rev., 5.00%, 4/1/2023	25,000	26,111

Series 2019A, Rev., 5.00%, 4/1/2023	70,000	73,110

Washington Suburban Sanitary Commission, Consolidated Public Improvement

Rev., GTD, 3.00%, 6/1/2022	165,000	166,022

Rev., GTD, 4.00%, 6/1/2022	55,000	55,476

Rev., GTD, 5.00%, 6/1/2022	300,000	303,337

Rev., GTD, 5.00%, 6/1/2023	35,000	36,768

Total Maryland		14,043,925

Massachusetts — 2.1%

Acton & Boxborough Regional School District GO, 5.00%, 3/1/2022	35,000	35,000

Berkshire Hills Regional School District GO, 5.00%, 10/15/2022	55,000	56,455

Boston Water and Sewer Commission

Series 2012A, Rev., 3.50%, 11/1/2022 (b)	20,000	20,363

Series 2012A, Rev., 4.25%, 11/1/2022	75,000	76,760

Series 2012A, Rev., 5.00%, 11/1/2022 (b)	130,000	133,660

Series A, Rev., 5.00%, 11/1/2022	170,000	174,832

Series B, Rev., 5.00%, 11/1/2023 (b)	25,000	26,617

City of Amesbury GO, 4.00%, 9/1/2022	25,000	25,403

City of Attleboro, Municipal Purpose Loan GO, 4.00%, 3/15/2022	35,000	35,045

City of Beverly GO, 5.00%, 1/15/2023	50,000	51,803

City of Beverly, Municipal Purpose Loan GO, 3.00%, 9/1/2022	40,000	40,463

City of Boston

Series 2013A, GO, 5.00%, 3/1/2022	30,000	30,000

Series 2014A, GO, 5.00%, 3/1/2022	40,000	40,000

Series 2012A, GO, 5.00%, 4/1/2022	155,000	155,585

Series 2015B, GO, 5.00%, 4/1/2022	80,000	80,302

Series 2017A, GO, 5.00%, 4/1/2022	20,000	20,075

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Massachusetts — continued

Series 2013A, GO, 4.00%, 3/1/2023 (b)	30,000	30,929

Series 2016A, GO, 5.00%, 3/1/2023	20,000	20,821

Series 2010B, GO, 3.00%, 4/1/2023	40,000	40,910

Series 2013B, GO, 4.00%, 1/1/2024	20,000	20,479

City of Cambridge

Series 2015A, GO, 4.00%, 2/15/2023	20,000	20,600

GO, 5.00%, 2/15/2023	65,000	67,566

City of Fall River

GO, 4.00%, 3/1/2022	100,000	100,000

GO, 4.00%, 7/15/2022	35,000	35,435

GO, 4.00%, 12/1/2022	180,000	184,303

City of Framingham, Municipal Purpose Loan

GO, 5.00%, 11/1/2022	115,000	118,222

GO, 5.00%, 12/1/2022	105,000	108,282

GO, 5.00%, 12/15/2022	45,000	46,474

City of Holyoke GO, 3.25%, 9/1/2022 (b)	20,000	20,250

City of Lowell GO, 4.00%, 9/1/2022	40,000	40,661

City of Lowell, Municipal Purpose Loan GO, 5.00%, 9/1/2022	110,000	112,364

City of Malden, Municipal Purpose Loan

GO, 5.00%, 11/15/2022	25,000	25,735

Series 2012A, GO, 5.00%, 12/15/2022	50,000	51,629

City of Marlborough, Municipal Purpose Loan

GO, 4.00%, 6/15/2022	25,000	25,248

GO, 5.00%, 6/15/2022	20,000	20,256

City of Melrose Series 2012A, GO, 2.00%, 11/1/2022	40,000	40,341

City of Newton Series B, GO, 3.00%, 11/1/2022	50,000	50,753

City of Northampton GO, 5.00%, 9/1/2022	35,000	35,754

City of Northampton, Municipal Purpose Loan

GO, 4.00%, 5/1/2022	20,000	20,115

GO, 5.00%, 5/15/2022	50,000	50,454

GO, 4.00%, 6/1/2023	25,000	25,953

City of Peabody, Municipal Purpose Loan

GO, 4.00%, 10/1/2022	35,000	35,665

Series 2015A, GO, 5.00%, 11/15/2022	30,000	30,888

SEE NOTES TO FINANCIAL STATEMENTS.

320	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Massachusetts — continued

City of Quincy

GO, 5.00%, 6/1/2022	20,000	20,219

GO, 5.00%, 6/15/2022	25,000	25,314

GO, BAN, 1.50%, 9/16/2022	110,000	110,463

City of Revere GO, 5.00%, 9/1/2022	80,000	81,687

City of Salem, Municipal Purpose Loan GO, 5.00%, 9/15/2022	25,000	25,581

City of Salem, State Qualified Municipal Loan GO, 4.00%, 9/1/2022	75,000	76,252

City of Somerville GO, 4.00%, 8/15/2022	70,000	71,071

City of Somerville, District Improvement Financing GO, 5.00%, 5/15/2022	25,000	25,228

City of Somerville, Municipal Purpose Loan of 2013 GO, 5.00%, 10/1/2022	70,000	71,752

City of Somerville, Municipal Purpose Loan of 2015 GO, 4.00%, 10/15/2022	45,000	45,919

City of Springfield GO, 4.00%, 9/1/2022	80,000	81,323

City of Springfield, Qualified Muni Purpose Loan GO, 5.00%, 3/1/2022	45,000	45,000

City of Taunton, Muni Purpose Loan GO, 5.00%, 9/15/2022	150,000	153,467

City of Taunton, State Qualified GO, 4.00%, 6/1/2022	50,000	50,428

City of Waltham GO, 5.00%, 10/15/2022	55,000	56,466

City of Waltham, Municipal Purpose Loan GO, 4.10%, 2/1/2023	35,000	35,092

City of Westfield, Municipal Purpose Loan GO, 5.00%, 4/1/2022	75,000	75,269

City of Woburn, Municipal Purpose Loan

GO, 5.00%, 9/15/2022	130,000	133,020

GO, 4.00%, 11/15/2022	140,000	143,205

GO, 2.63%, 11/15/2025	100,000	100,944

City of Worcester

Series 2015A, GO, 5.00%, 6/15/2022	40,000	40,510

Series 2014A, GO, 4.00%, 11/1/2022 (b)	25,000	25,539

Series 2014A, GO, 5.00%, 11/1/2022 (b)	55,000	56,548

GO, 5.00%, 2/15/2023	25,000	25,987

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Massachusetts — continued

City of Worcester, Municipal Purpose Loan

Series 2014A, GO, 3.00%, 11/1/2022 (b)	45,000	45,669

Series 2014A, GO, 4.00%, 11/1/2022	70,000	71,522

Commonwealth of Massachusetts

Series 2016C, GO, 5.00%, 4/1/2022	345,000	346,262

Series 2016D, GO, 5.00%, 4/1/2022	50,000	50,183

Series 2019C, GO, 5.00%, 5/1/2022	85,000	85,629

Series 2016A, GO, 5.00%, 7/1/2022	55,000	55,806

Series 2016B, GO, 5.00%, 7/1/2022	315,000	319,618

Series 2018B, GO, 5.00%, 7/1/2022	75,000	76,100

Series 2019A, GO, 5.00%, 7/1/2022	165,000	167,419

Series C, GO, 5.00%, 7/1/2022	60,000	60,880

Series 2013B, GO, 5.00%, 8/1/2022	280,000	285,093

Series C, GO, 5.00%, 8/1/2022	100,000	101,819

Series 2004A, GO, 5.25%, 8/1/2022	425,000	433,169

Series B, GO, 5.25%, 8/1/2022	385,000	392,368

Series B, GO, NATL-RE-IBC, 5.25%, 8/1/2022	350,000	356,728

Series 2018C, GO, 5.00%, 9/1/2022	50,000	51,077

Series 2018E, GO, 5.00%, 9/1/2022	20,000	20,431

Series E, GO, 5.00%, 9/1/2022	145,000	148,124

Series E, GO, 5.00%, 9/1/2022 (b)	90,000	91,934

Series B, GO, AGM, 5.25%, 9/1/2022	330,000	337,518

Series C, GO, 5.00%, 10/1/2022	180,000	184,484

Series 2017E, GO, 5.00%, 11/1/2022	45,000	46,270

Series 2021B, GO, 5.00%, 11/1/2022	20,000	20,564

Series F, GO, 5.00%, 11/1/2022 (b)	735,000	755,691

Series 2004C, GO, AGM, 5.50%, 12/1/2022	230,000	238,098

Series C, GO, AMBAC, 5.50%, 12/1/2022	190,000	196,690

Rev., NATL-RE, 5.50%, 1/1/2023	50,000	51,830

Series 2016C, GO, 5.00%, 4/1/2023	20,000	20,884

Series 2019C, GO, 5.00%, 5/1/2023	30,000	31,420

Series 2020A, GO, 5.00%, 6/1/2023 (c)	580,000	608,400

Series 2016A, GO, 5.00%, 7/1/2023	95,000	100,072

Series 2016B, GO, 5.00%, 7/1/2023	70,000	73,738

Series 2017D, GO, 5.00%, 7/1/2023	45,000	47,403

Series B, GO, 5.25%, 8/1/2023	85,000	90,089

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	321

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Massachusetts — continued

Series C, GO, 5.00%, 10/1/2023	25,000	26,559

Series 2016H, GO, 5.00%, 12/1/2023	55,000	58,739

Series 2015A, GO, 5.00%, 5/1/2024	80,000	83,656

Commonwealth of Massachusetts Federal Highway

Series 2013A, Rev., GAN, 4.00%, 6/15/2022 (b)	50,000	50,494

Series 2017A, Rev., GAN, 5.00%, 6/15/2023	100,000	101,162

Series 2014A, Rev., GAN, 5.00%, 6/15/2024	25,000	27,153

Series 2016A, Rev., GAN, 5.00%, 6/15/2024	25,000	26,224

Series 2017A, Rev., GAN, 5.00%, 6/15/2024	20,000	20,979

Commonwealth of Massachusetts Federal Highway, Accelerated Bridge Program

Rev., GAN, 5.00%, 6/15/2022	525,000	531,711

Rev., GAN, 5.00%, 6/15/2022 (b)	440,000	445,601

Series 2013A, Rev., GAN, 5.00%, 6/15/2022 (b)	195,000	197,482

Series 2014A, Rev., GAN, 5.00%, 6/15/2022	125,000	126,598

Series 2013A, Rev., GAN, 5.00%, 6/15/2023	285,000	288,311

Series 2016A, Rev., GAN, 5.00%, 6/15/2023	315,000	318,659

Commonwealth of Massachusetts Transportation Fund

Series 2021A, Rev., 5.00%, 6/1/2022	50,000	50,555

Series 2016A, Rev., 5.00%, 6/1/2023	20,000	21,010

Commonwealth of Massachusetts Transportation Fund, Rail Enhancement and Accelerated Bridge Programs Series 2017A, Rev., 5.00%, 6/1/2023	55,000	57,778

Commonwealth of Massachusetts Transportation Fund, Rail Enhancement Program

Series 2015A, Rev., 4.00%, 6/1/2022	25,000	25,216

Series 2015A, Rev., 5.00%, 6/1/2022	655,000	662,254

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Massachusetts — continued

Commonwealth of Massachusetts, Consolidated Loan of 2014

Series C, GO, 5.00%, 7/1/2022 (b)	1,425,000	1,445,748

Subseries D-2, GO, 1.70%, 8/1/2022 (c)	705,000	707,638

Series E, GO, 2.00%, 9/1/2022	100,000	100,678

Series E, GO, 5.00%, 9/1/2022 (b)	655,000	669,078

Series F, GO, 5.00%, 11/1/2022 (b)	345,000	354,712

Series 2, GO, 5.00%, 4/1/2023	75,000	78,316

Series C, GO, 5.00%, 7/1/2023	50,000	50,668

Commonwealth of Massachusetts, Consolidated Loan of 2015 Series 2015A, GO, 5.00%, 5/1/2022	115,000	115,851

Commonwealth of Massachusetts, Consolidated Loan of 2016

Series 2016A, GO, 5.00%, 3/1/2022	455,000	455,000

Series 2016H, GO, 5.00%, 12/1/2022	40,000	41,260

Commonwealth of Massachusetts, Consolidated Loan of 2017 Series 2017C, GO, 5.00%, 2/1/2023	40,000	41,517

Commonwealth of Massachusetts, Consolidated Loan of 2020

Series 2020E, GO, 5.00%, 11/1/2022	20,000	20,565

Series 2020A, GO, 5.00%, 3/1/2023	60,000	62,464

Concord and Carlisle Regional School District, Unlimited Tax GO, 5.00%, 3/15/2022	25,000	25,041

Lynn Water and Sewer Commission Series 2013A, Rev., 5.00%, 12/1/2022	50,000	51,552

Manchester Essex Regional School District GO, 4.00%, 1/15/2023	25,000	25,681

Massachusetts Bay Transportation Authority Assessment

Series 2021A, Rev., 4.00%, 7/1/2022	80,000	80,898

Series 2012A, Rev., 5.00%, 7/1/2022	560,000	568,135

Series 2012A, Rev., 5.00%, 7/1/2023	255,000	258,404

Massachusetts Bay Transportation Authority, Sales Tax

Series 2005A, Rev., 5.00%, 7/1/2022	340,000	344,916

Series 2008B, Rev., 5.00%, 7/1/2022	25,000	25,363

SEE NOTES TO FINANCIAL STATEMENTS.

322	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Massachusetts — continued

Series 2015A, Rev., 5.00%, 7/1/2022	135,000	136,961

Series 2020B-2, Rev., 5.00%, 7/1/2022	190,000	192,760

Series A, Rev., 5.00%, 7/1/2022	75,000	76,090

Series 2003C, Rev., 5.25%, 7/1/2022	25,000	25,382

Series 2006A, Rev., 5.25%, 7/1/2022	125,000	126,910

Series 2006B, Rev., 5.25%, 7/1/2022	90,000	91,376

Series B, Rev., 5.25%, 7/1/2022	185,000	187,827

Series 2004C, Rev., 5.50%, 7/1/2022	570,000	579,181

Series 2005A, Rev., 5.00%, 7/1/2023	25,000	26,335

Series 2014A, Rev., 5.00%, 7/1/2023	10,000	10,535

Series 2003C, Rev., 5.25%, 7/1/2023	30,000	31,701

Series C, Rev., 5.50%, 7/1/2023	60,000	63,599

Massachusetts Clean Energy Cooperative Corp., Municipal Lighting Plant Cooperative Rev., 5.00%, 7/1/2022 (b)	25,000	25,360

Massachusetts Clean Water Trust (The), Revolving Fund, Abatement Trust Subseries 17A, Rev., 5.00%, 2/1/2027	35,000	36,314

Massachusetts Clean Water Trust (The), Abatement Trust, Pool Program Series A, Rev., 5.25%, 8/1/2022	125,000	127,403

Massachusetts Clean Water Trust (The), Pool Program Series 11, Rev., 5.25%, 8/1/2022	50,000	50,961

Massachusetts Clean Water Trust (The), Revolving Fund

Series 21, Rev., 4.00%, 8/1/2022	100,000	101,411

Rev., 5.00%, 8/1/2022	405,000	412,367

Series 2012B, Rev., 5.00%, 8/1/2022	100,000	101,819

Series 2017, Rev., 5.00%, 8/1/2022	220,000	224,011

Massachusetts Department of Transportation, Capital Appreciation Series 1997C, Rev., NATL-RE, Zero Coupon, 1/1/2023	130,000	128,875

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Massachusetts — continued

Massachusetts Development Finance Agency, Babson College Issue Series 2015A, Rev., 5.00%, 10/1/2022	80,000	81,998

Massachusetts Development Finance Agency, Berklee College Music Rev., 5.00%, 10/1/2022	25,000	25,604

Massachusetts Development Finance Agency, Beth Israel Lahey Health Series 2019K, Rev., 5.00%, 7/1/2023	50,000	52,581

Massachusetts Development Finance Agency, Boston University Issue Series 2019DD-1, Rev., 5.00%, 4/1/2024 (c)	650,000	685,151

Massachusetts Development Finance Agency, Broad Institute Rev., 4.00%, 4/1/2022	75,000	75,215

Massachusetts Development Finance Agency, Caregroup Issue

Series 2015 H-1, Rev., 5.00%, 7/1/2022	115,000	116,632

Series 2016-I, Rev., 5.00%, 7/1/2022	115,000	116,632

Series 2018J-1, Rev., 5.00%, 7/1/2022	80,000	81,135

Series 2015H-1, Rev., 5.00%, 7/1/2023	50,000	52,581

Series 2016I, Rev., 5.00%, 7/1/2024	175,000	189,791

Series 2015H-1, Rev., 5.00%, 7/1/2025	35,000	39,068

Massachusetts Development Finance Agency, College of the Holy Cross Series 2016A, Rev., 5.00%, 9/1/2022	65,000	66,394

Massachusetts Development Finance Agency, Commonwealth Contract Assistance

Series 2014A, Rev., 4.00%, 5/1/2022 (b)	20,000	20,114

Series 2014A, Rev., 5.00%, 5/1/2022 (b)	235,000	236,728

Series 2014C, Rev., 5.00%, 5/1/2022 (b)	25,000	25,184

Massachusetts Development Finance Agency, Harvard University Series 2016A, Rev., 5.00%, 7/15/2022	175,000	177,842

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	323

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Massachusetts — continued

Massachusetts Development Finance Agency, Milton Academy Issue Series 2020A, Rev., 5.00%, 3/1/2022	50,000	50,000

Massachusetts Development Finance Agency, North Hill Community Issue Series 2013A, Rev., 6.50%, 11/15/2023 (b) (e)	675,000	734,656

Massachusetts Development Finance Agency, Northeastern University Issue Series 2020A, Rev., 5.00%, 10/1/2022	405,000	415,113

Massachusetts Development Finance Agency, Partners Healthcare System Issue

Series 2017S, Rev., (SIFMA Municipal Swap Index Yield + 0.50%), 0.70%, 3/10/2022 (d)	250,000	250,030

Series 2012L, Rev., 4.00%, 7/1/2022	200,000	200,547

Rev., 5.00%, 7/1/2022	535,000	542,772

Series 2014M-4, Rev., 5.00%, 7/1/2022	90,000	91,307

Series 2016Q, Rev., 5.00%, 7/1/2022	25,000	25,363

Series O-2, Rev., 5.00%, 7/1/2022	75,000	76,089

Series 2014M-4, Rev., 5.00%, 7/1/2023 (b)	30,000	31,594

Series 2017S-4, Rev., 5.00%, 1/25/2024 (c)	200,000	214,232

Series 2016S-2, Rev., 5.00%, 1/30/2025 (c)	65,000	71,567

Massachusetts Development Finance Agency, Phillips Academy Issue Series 2014A, Rev., 5.00%, 9/1/2023 (b)	50,000	52,950

Massachusetts Development Finance Agency, Suffolk University Issue Rev., 5.00%, 7/1/2023	115,000	120,685

Massachusetts Development Finance Agency, Tufts University Issue Series 2015Q, Rev., 5.00%, 8/15/2022	25,000	25,495

Massachusetts Development Finance Agency, Umass Memorial Health Care Obligated Group Issue Series I, Rev., 5.00%, 7/1/2022	295,000	299,007

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Massachusetts — continued

Massachusetts Development Finance Agency, Wellforce Issue Series 2020C, Rev., AGM, 5.00%, 10/1/2022	50,000	51,195

Massachusetts Development Finance Agency, Williams College

Series 2013P, Rev., 5.00%, 7/1/2022	145,000	147,136

Series 2013P, Rev., 5.00%, 7/1/2024	45,000	47,372

Massachusetts Health and Educational Facilities Authority, Massachusetts Institute of Technology Series 2002K, Rev., 5.50%, 7/1/2022	120,000	121,953

Massachusetts Housing Finance Agency

Series B, Rev., 2.65%, 6/1/2022	25,000	25,121

Series 2015D, Rev., 2.60%, 12/1/2022	50,000	50,566

Massachusetts Housing Finance Agency, Single Family Housing Series 220, Rev., GNMA/FNMA/FHLMC, 5.00%, 6/1/2023	295,000	309,520

Massachusetts Housing Finance Agency, Sustainability Bonds

Series C2, Rev., FHA, 0.40%, 12/1/2022	1,135,000	1,129,993

Series 2020C-2, Rev., FHA, 0.50%, 6/1/2023	765,000	757,760

Series 2020A-3, Rev., FHA, 0.88%, 12/1/2023	300,000	297,950

Massachusetts Port Authority

Rev., 4.00%, 7/1/2022 (b)	20,000	20,225

Series C, Rev., 5.00%, 7/1/2022 (b)	55,000	55,801

Massachusetts School Building Authority, Dedicated Sales Tax

Series 2012A, Rev., 4.00%, 8/15/2022 (b)	25,000	25,381

Series 2012A, Rev., 4.00%, 8/15/2022 (b)	95,000	96,448

Series 2012B, Rev., 4.00%, 8/15/2022 (b)	50,000	50,762

Series 2012A, Rev., 5.00%, 8/15/2022	725,000	739,388

Series 2012A, Rev., 5.00%, 8/15/2022 (b)	1,770,000	1,804,917

Series 2012B, Rev., 5.00%, 8/15/2022 (b)	2,735,000	2,789,048

Series 2015C, Rev., 5.00%, 8/15/2022 (b)	25,000	25,494

SEE NOTES TO FINANCIAL STATEMENTS.

324	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Massachusetts — continued

Series 2013A, Rev., 3.00%, 5/15/2023 (b)	20,000	20,496

Series 2013A, Rev., 5.00%, 5/15/2023 (b)	160,000	167,782

Series 2012A, Rev., 5.00%, 8/15/2023	1,015,000	1,033,397

Series 2015C, Rev., 5.00%, 8/15/2023 (b)	40,000	42,305

Series 2018A, Rev., 5.00%, 2/15/2024 (b)	20,000	21,479

Series 2012A, Rev., 5.00%, 8/15/2024	290,000	295,597

Massachusetts State College Building Authority

Series 2012B, Rev., 3.75%, 5/1/2022 (b)	55,000	55,291

Series 2012C, Rev., 4.00%, 5/1/2022	30,000	30,171

Series 2012A, Rev., 4.25%, 5/1/2022 (b)	25,000	25,153

Series 2011A, Rev., 5.00%, 5/1/2022	20,000	20,147

Series 2012A, Rev., 5.00%, 5/1/2022 (b)	295,000	297,159

Series 2012B, Rev., 5.00%, 5/1/2022 (b)	330,000	332,426

Series 2012B, Rev., 5.00%, 5/1/2022	20,000	20,147

Series B, Rev., 5.00%, 5/1/2022	25,000	25,183

Series 2016A, Rev., 4.00%, 5/1/2023	20,000	20,708

Series 2014A, Rev., 4.50%, 5/1/2023 (b)	65,000	67,685

Series 2011A, Rev., 5.00%, 5/1/2023	35,000	36,643

Series 2014A, Rev., 5.00%, 5/1/2023 (b)	75,000	78,531

Massachusetts Transportation Trust Fund Metropolitan Highway System, Senior

Series 2019A, Rev., 5.00%, 1/1/2023	150,000	155,229

Series 2019A, Rev., 5.00%, 1/1/2024	95,000	101,541

Series 2019A, Rev., 5.00%, 1/1/2025	75,000	82,433

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Massachusetts — continued

Massachusetts Water Resources Authority

Series 2016C, Rev., 4.00%, 8/1/2022	35,000	35,491

Series 2012A, Rev., 5.00%, 8/1/2022 (b)	75,000	76,355

Series 2012-A, Rev., 5.00%, 8/1/2022 (b)	455,000	463,134

Series 2012-A, Rev., 5.00%, 8/1/2022	20,000	20,363

Series 2012B, Rev., 5.00%, 8/1/2022 (b)	40,000	40,723

Series 2013A, Rev., 5.00%, 8/1/2022	185,000	188,357

Series 2017C, Rev., 5.00%, 8/1/2022	95,000	96,724

Series 2019C, Rev., 5.00%, 8/1/2022	260,000	264,718

Series 2002J, Rev., AGM, 5.50%, 8/1/2022	345,000	351,973

Series 2013A, Rev., 5.00%, 8/1/2023	25,000	26,406

Series C, Rev., 5.00%, 8/1/2023	210,000	221,807

Series 2014F, Rev., 5.00%, 8/1/2024	35,000	38,143

Mendon Upton Regional School District GO, 3.00%, 6/1/2022	25,000	25,149

Merrimack Valley Regional Transit Authority Rev., RAN, 1.00%, 6/24/2022	8,400,000	8,399,298

Minuteman Regional Vocational Technical School District GO, 5.00%, 10/15/2022	25,000	25,652

Monomoy Regional School District GO, 5.00%, 9/15/2022	45,000	46,048

Onset Fire District GO, 5.00%, 10/15/2022	55,000	56,424

Pentucket Regional School District, Unlimited Tax GO, 5.00%, 6/1/2023	25,000	26,253

South Essex Sewerage District Series 2016A, GO, 4.00%, 6/15/2022	30,000	30,298

Southwick-Tolland Regional School District, Unlimited Tax GO, 4.00%, 6/1/2022	20,000	20,168

Springfield Water and Sewer Commission

Series 2017B, Rev., 5.00%, 4/15/2022	75,000	75,399

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	325

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Massachusetts — continued

Series 2014C, Rev., 5.00%, 7/15/2022	60,000	60,965

Town of Abington, Unlimited Tax GO, 5.00%, 11/15/2022	150,000	154,462

Town of Andover, Municipal Purpose Loan

GO, 5.00%, 3/1/2022	20,000	20,000

GO, 4.00%, 6/15/2022	30,000	30,299

GO, 5.00%, 11/15/2022	45,000	46,351

Town of Arlington, Municipal Purpose Loan

GO, 5.00%, 9/1/2022	20,000	20,416

Series 2015A, GO, 5.00%, 11/1/2022	20,000	20,545

Town of Ashland, Municipal Purpose Loan GO, 5.00%, 5/15/2022	45,000	45,411

Town of Ashland, Unlimited Tax GO, BAN, 2.00%, 8/8/2022	75,000	75,400

Town of Auburn, Municipal Purpose Loan GO, 5.00%, 9/1/2022	50,000	51,077

Town of Barnstable GO, 4.00%, 6/15/2022	30,000	30,298

Town of Bedford

GO, 5.00%, 8/15/2022	90,000	91,783

GO, 4.00%, 9/15/2022	25,000	25,447

Town of Bedford, Municipal Purpose Loan

GO, 5.00%, 10/15/2022	50,000	51,329

GO, 5.00%, 11/1/2022	50,000	51,418

GO, 5.00%, 11/15/2022	40,000	41,196

Town of Bellingham, Municipal Purpose Loan GO, 5.00%, 6/15/2022	25,000	25,306

Town of Belmont, Municipal Purpose Loan of 2018 GO, 3.00%, 5/1/2022	30,000	30,124

Town of Belmont, Unlimited Tax GO, 5.00%, 8/15/2022	25,000	25,495

Town of Billerica, Municipal Purpose Loan

GO, 4.00%, 5/15/2022	50,000	50,346

GO, 5.00%, 10/15/2022	265,000	271,894

Town of Bourne GO, 2.00%, 7/15/2022	25,000	25,132

Town of Bourne, Municipal Purpose Loan

GO, 5.00%, 5/15/2022	30,000	30,274

GO, 5.00%, 12/1/2022	80,000	82,538

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Massachusetts — continued

Town of Braintree

GO, 4.00%, 5/15/2022	40,000	40,286

GO, 5.00%, 5/15/2023	50,000	52,437

Town of Braintree, Municipal Purpose Loan GO, 4.00%, 10/15/2022	45,000	45,924

Town of Brewster, Municipal Purpose Loan GO, 5.00%, 5/1/2023	20,000	20,951

Town of Brookline, Municipal Purpose Loan

GO, 4.00%, 5/15/2022	25,000	25,177

GO, 5.00%, 3/15/2023	20,000	20,853

Town of Canton, Municipal Purpose Loan GO, 5.00%, 3/15/2022	100,000	100,165

Town of Chelmsford GO, 5.00%, 4/1/2022	20,000	20,073

Town of Chelmsford, Municipal Purpose Loan

GO, 5.00%, 5/15/2022	125,000	126,135

GO, 4.00%, 6/15/2022	50,000	50,492

GO, 5.00%, 6/15/2022	25,000	25,318

Town of Concord, Municipal Purpose Loan GO, 5.00%, 6/15/2022	65,000	65,829

Town of Danvers, Municipal Purpose Loan

GO, 5.00%, 8/15/2022	45,000	45,893

Series 2019A, GO, 5.00%, 8/15/2022	120,000	122,383

Town of Dartmouth GO, 4.00%, 4/15/2022	100,000	100,423

Town of Dedham, Municipal Purpose Loan

GO, 5.00%, 4/1/2022	50,000	50,184

GO, 2.00%, 5/15/2022	30,000	30,036

Town of Duxbury, Municipal Purpose Loan GO, 4.00%, 9/1/2022	25,000	25,418

Town of Falmouth, Municipal Purpose Loan

GO, 3.00%, 3/1/2022	30,000	30,000

Series 2014A, GO, 4.00%, 7/15/2022	105,000	106,326

Town of Foxborough, Municipal Purpose Loan GO, 4.00%, 5/15/2022	45,000	45,314

Town of Franklin

GO, 4.00%, 3/1/2022	100,000	100,000

GO, 4.00%, 3/15/2022	65,000	65,083

Town of Franklin, Municipal Purpose Loan GO, 5.00%, 5/1/2022	90,000	90,648

SEE NOTES TO FINANCIAL STATEMENTS.

326	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Massachusetts — continued

Town of Grafton

GO, 3.00%, 4/1/2022 (b)	25,000	25,050

GO, 4.00%, 4/1/2022	40,000	40,115

GO, 5.00%, 4/1/2022 (b)	35,000	35,126

Town of Great Barrington, Municipal Purpose Loan GO, 4.00%, 6/15/2022	25,000	25,246

Town of Hanover

GO, 4.00%, 5/15/2022	25,000	25,169

GO, 4.00%, 5/15/2023	45,000	46,662

Town of Hanover, Municipal Purpose Loan

GO, 5.00%, 5/15/2022	135,000	136,184

GO, 5.00%, 9/1/2022	25,000	25,520

Town of Hingham GO, 5.00%, 9/15/2022	75,000	76,742

Town of Holliston, Municipal Purpose Loan GO, 5.00%, 4/1/2022	60,000	60,221

Town of Hull, Municipal Purpose Loan GO, 2.00%, 8/15/2022	25,000	25,154

Town of Ipswich GO, BAN, 1.25%, 8/12/2022	1,595,000	1,596,437

Town of Lexington, Municipal Purpose Loan GO, 4.00%, 6/15/2022	20,000	20,196

Town of Lincoln GO, 4.00%, 5/1/2022	50,000	50,288

Town of Littleton, Municipal Purpose Loan GO, 5.00%, 5/15/2022	85,000	85,772

Town of Longmeadow, Municipal Purpose Loan GO, 5.00%, 4/1/2022	25,000	25,091

Town of Mansfield, Municipal Purpose Loan GO, 4.00%, 10/15/2022	50,000	50,999

Town of Marblehead GO, 4.00%, 8/15/2023	50,000	50,119

Town of Marblehead, Municipal Purpose Loan GO, 5.00%, 7/15/2022	35,000	35,570

Town of Marshfield, Municipal Purpose Loan

GO, 5.00%, 7/15/2022	90,000	91,468

GO, 5.00%, 11/1/2022	160,000	164,537

GO, 5.00%, 11/1/2024	25,000	25,626

Town of Medfield, Municipal Purpose Loan

GO, 5.00%, 5/15/2022	25,000	25,228

GO, 2.13%, 9/15/2023	100,000	100,583

Town of Mendon, Municipal Purpose Loan GO, 4.00%, 9/15/2022	30,000	30,532

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Massachusetts — continued

Town of Middleborough, Municipal Purpose Loan GO, 5.00%, 10/1/2022	85,000	87,122

Town of Middleton, Municipal Purpose Loan GO, 2.50%, 8/15/2025	40,000	40,228

Town of Milford, School Project GO, 4.00%, 5/1/2023	65,000	67,317

Town of Millis, Municipal Purpose Loan GO, 5.00%, 11/1/2022	25,000	25,705

Town of Nantucket GO, 4.00%, 12/15/2022	70,000	71,773

Town of Nantucket, Municipal Purpose Loan Series 2017B, GO, 5.00%, 7/15/2022	75,000	76,226

Town of Natick, Municipal Purpose Loan

GO, 5.00%, 4/15/2022	30,000	30,163

GO, 4.00%, 6/15/2022	70,000	70,695

Town of Needham, Municipal Purpose Loan

GO, 4.00%, 11/1/2022	25,000	25,547

GO, 4.00%, 11/15/2022	90,000	92,073

Town of North Andover, Municipal Purpose Loan GO, 5.00%, 6/15/2022	50,000	50,639

Town of North Reading, Municipal Purpose Loan GO, 5.00%, 5/15/2022	180,000	181,631

Town of Northbridge, Project Loan, Chapter 70 B GO, 5.00%, 6/1/2022	30,000	30,329

Town of Norton, Municipal Purpose Loan GO, 5.00%, 5/15/2022	20,000	20,182

Town of Norwood GO, 4.00%, 8/15/2022	125,000	126,900

Town of Norwood, Municipal Purpose Loan GO, 4.00%, 7/15/2022	95,000	96,193

Town of Plymouth, Municipal Purpose Loan GO, 4.00%, 5/1/2022	20,000	20,116

Town of Randolph, Municipal Purpose Loan

GO, 3.00%, 4/15/2022	20,000	20,060

GO, 4.00%, 5/15/2022	150,000	151,049

Town of Reading, Municipal Purpose Loan

GO, 3.00%, 4/15/2022	100,000	100,307

GO, 4.00%, 6/15/2022	40,000	40,400

GO, 4.00%, 11/1/2022	45,000	45,988

Town of Rockland, State Qualified Municipal Purpose Loan GO, 3.00%, 7/1/2022	25,000	25,204

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	327

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Massachusetts — continued

Town of Salisbury, Municipal Purpose Loan GO, 4.00%, 8/1/2022	25,000	25,352

Town of Scituate Series B, GO, BAN, 2.00%, 1/26/2023 (f)	7,490,248	7,554,036

Town of Scituate, Municipal Purpose Loan

GO, 5.00%, 9/15/2022	195,000	199,497

GO, 2.00%, 11/15/2022	75,000	75,652

Town of Shrewsbury, Municipal Purpose Loan GO, 5.00%, 7/15/2022	40,000	40,648

Town of South Hadley, Golf Course Series 2017B, GO, 4.00%, 8/15/2022	70,000	71,058

Town of Southborough, Municipal Purpose Loan GO, 5.00%, 6/1/2022	80,000	80,870

Town of Stockbridge, Highway Garage GO, 3.00%, 6/1/2022	40,000	40,242

Town of Stoughton, Municipal Purpose Loan GO, 5.00%, 10/15/2022	35,000	35,882

Town of Sutton, Municipal Purpose Loan GO, 5.00%, 6/1/2022	20,000	20,222

Town of Tewksbury, Municipal Purpose Loan GO, 4.00%, 1/15/2025	25,000	26,917

Town of Tewksbury, Unlimited Tax GO, 5.00%, 6/1/2022	35,000	35,388

Town of Tisbury, Municipal Purpose Loan GO, 2.00%, 8/15/2022	50,000	50,313

Town of Topsfield, Municipal Purpose Loan

GO, 5.00%, 3/1/2022	35,000	35,000

Series 2019B, GO, 5.00%, 11/15/2022	25,000	25,751

Town of Walpole, Municipal Purpose Loan

GO, 5.00%, 5/15/2022	30,000	30,255

GO, 4.00%, 9/1/2022	20,000	20,304

Town of Watertown, Municipal Purpose Loan

GO, 3.00%, 5/15/2022	30,000	30,152

GO, 5.00%, 6/15/2022	110,000	111,403

Town of Wayland, Municipal Purpose Loan

GO, 5.00%, 11/1/2022	75,000	77,132

GO, 5.00%, 12/15/2022	25,000	25,830

Town of Wellesley GO, 4.00%, 6/1/2022	55,000	55,444

Town of Wellesley, Municipal Purpose Loan GO, 4.00%, 6/1/2022	145,000	146,172

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Massachusetts — continued

Town of West Springfield, Municipal Purpose Loan GO, 4.00%, 9/15/2022	75,000	76,333

Town of Westborough, Municipal Purpose Loan GO, 5.00%, 8/15/2022	130,000	132,587

Town of Weston GO, 4.00%, 12/1/2022	120,000	122,869

Town of Westwood GO, 3.00%, 6/1/2022	20,000	20,122

Town of Williamstown, Municipal Purpose Loan GO, 3.00%, 5/1/2022	50,000	50,207

Town of Wilmington, Municipal Purpose Loan GO, 5.00%, 11/15/2022	25,000	25,751

Town of Wilmington, School

GO, 3.50%, 3/15/2022 (b)	45,000	45,049

GO, 5.00%, 3/15/2022	80,000	80,132

GO, 5.00%, 3/15/2022 (b)	40,000	40,066

Town of Winchester, Municipal Purpose Loan GO, 5.00%, 7/1/2022	35,000	35,513

Town of Winthrop, Municipal Purpose Loan GO, 4.00%, 11/15/2022	50,000	51,152

University of Massachusetts Building Authority

Series 2013-1, Rev., 4.00%, 11/1/2022 (b)	155,000	158,339

Series 1, Rev., 5.00%, 11/1/2022	25,000	25,705

Series 2013-1, Rev., 5.00%, 11/1/2022 (b)	520,000	534,639

Series 2013-1, Rev., 5.00%, 11/1/2022	45,000	46,270

Series 2015-2, Rev., 5.00%, 11/1/2022	625,000	642,637

Series 2021-1, Rev., 5.00%, 11/1/2022	130,000	133,669

Series 2013-3, Rev., 5.00%, 5/1/2023 (b)	50,000	52,354

Wachusett Regional School District, State Qualified School GO, 4.00%, 12/1/2022	20,000	20,446

Woods Hole, Martha’s Vineyard and Nantucket Steamship Authority

Series 2015A, Rev., GTD, 5.00%, 3/1/2022	100,000	100,000

Series 2018A, Rev., GTD, 5.00%, 3/1/2022	35,000	35,000

Total Massachusetts		66,945,689

SEE NOTES TO FINANCIAL STATEMENTS.

328	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Michigan — 2.4%

Adrian City School District, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2023	200,000	206,964

Algonac Community Schools, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2022	60,000	60,329

Allen Independent School District, Unlimited Tax

Series 2017I, GO, AGM, 4.00%, 5/1/2022	50,000	50,284

Series 2017I, GO, AGM, 4.00%, 11/1/2022	30,000	30,642

GO, Q-SBLF, 5.00%, 5/1/2023	60,000	62,739

Anchor Bay School District, Unlimited Tax GO, Q-SBLF, 3.00%, 5/1/2022	50,000	50,199

Ann Arbor School District

GO, Q-SBLF, 4.00%, 5/1/2022	25,000	25,146

GO, 5.00%, 5/1/2022	35,000	35,261

GO, Q-SBLF, 5.00%, 5/1/2022 (b)	240,000	241,765

Ann Arbor School District, Unlimited Tax

GO, 3.00%, 5/1/2022	380,000	381,596

GO, 5.00%, 5/1/2022	95,000	95,710

GO, Q-SBLF, 5.00%, 5/1/2022 (b)	90,000	90,662

GO, Q-SBLF, 5.00%, 5/1/2022	80,000	80,597

GO, Q-SBLF, 5.00%, 5/1/2023	40,000	41,892

Battle Creek School District, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2022	20,000	20,146

Bay City School District GO, Q-SBLF, 5.00%, 11/1/2022	25,000	25,704

Belding Area Schools, Unlimited Tax Series 2018A, GO, Q-SBLF, 4.00%, 5/1/2023	25,000	25,870

Berkley School District, School Building and Site, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2022	50,000	50,361

Big Walnut Local School District, School Building and Site, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2022	25,000	25,143

Birch Run Area School District, School Building and Site GO, Q-SBLF, 4.00%, 5/1/2022 (b)	25,000	25,139

Birmingham City School District, Unlimited Tax

GO, 4.00%, 5/1/2022	190,000	191,096

GO, 5.00%, 5/1/2022	145,000	146,073

GO, 4.00%, 5/1/2023	200,000	207,177

Bloomfield Hills School District, Unlimited Tax

GO, 4.00%, 5/1/2023	100,000	103,588

GO, 5.00%, 5/1/2023	20,000	20,949

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Michigan — continued

Boyne City Public School District GO, 2.00%, 5/1/2022	25,000	25,057

Brighton Area School District, School Building and Site Series 2013-II, GO, Q-SBLF, 5.00%, 5/1/2022	300,000	302,161

Buchanan Community Schools, School Building and Site GO, Q-SBLF, 3.00%, 5/1/2022	25,000	25,103

Byron Center Public Schools, Unlimited Tax Series 2017-I, GO, Q-SBLF, 5.00%, 5/1/2022	25,000	25,183

Caledonia Community Schools, Unlimited Tax

Series 2020-I, GO, Q-SBLF, 4.00%, 5/1/2022	60,000	60,342

Series 2020I, GO, Q-SBLF, 4.00%, 5/1/2023	10,000	10,353

Center Line Public Schools, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2022	25,000	25,140

Charlotte Public School District GO, Q-SBLF, 5.00%, 5/1/2022	45,000	45,330

Charter Township of Bloomfield, Limited Tax Series 2016B, GO, 3.00%, 5/1/2022	50,000	50,202

Charter Township of Canton, Limited Tax

GO, 5.00%, 4/1/2022	50,000	50,179

GO, 5.00%, 10/1/2022	110,000	112,682

GO, 5.00%, 4/1/2023	20,000	20,862

Charter Township of Commerce, Limited Tax Series 2016A, GO, 5.00%, 4/1/2023	95,000	99,127

Charter Township of Lyon Series 2006-A, GO, XLCA, 4.13%, 11/1/2023	45,000	45,234

Charter Township of Meridian, Unlimited Tax GO, 5.00%, 10/1/2022	25,000	25,626

Chippewa Valley Schools

GO, Q-SBLF, 5.00%, 5/1/2022	90,000	90,660

GO, Q-SBLF, 3.50%, 5/1/2023 (b)	30,000	30,882

GO, Q-SBLF, 3.63%, 5/1/2023 (b)	45,000	46,388

GO, Q-SBLF, 5.00%, 5/1/2023 (b)	245,000	256,534

GO, Q-SBLF, 5.00%, 5/1/2023	50,000	52,318

GO, Q-SBLF, 5.25%, 5/1/2023 (b)	30,000	31,499

Chippewa Valley Schools, Unlimited Tax

GO, Q-SBLF, 4.00%, 5/1/2022	20,000	20,114

GO, Q-SBLF, 4.00%, 5/1/2023	45,000	46,567

Series 2016B, GO, Q-SBLF, 5.00%, 5/1/2023	20,000	20,927

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	329

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Michigan — continued

City of Ann Arbor, Limited Tax GO, 3.00%, 10/1/2023	25,000	25,745

City of Ann Arbor, Sewage Disposal System Rev., 3.00%, 7/1/2022	45,000	45,363

City of Auburn Hills, Limited tax GO, 3.00%, 6/1/2023	35,000	35,836

City of Battle Creek, Limited Tax GO, 5.00%, 5/1/2023	25,000	26,153

City of Dearborn Capital Improvement GO, 3.00%, 5/1/2022	25,000	25,099

City of Detroit, Sewage Disposal System Senior Lien

Series 2012A, Rev., AGM, 5.00%, 7/1/2022 (b)	220,000	223,203

Series 2004A, Rev., AGM, 5.25%, 7/1/2022	100,000	101,515

Series 2012A, Rev., 5.00%, 7/1/2023	85,000	86,384

City of Farmington Hills GO, 5.00%, 10/1/2022	30,000	30,742

City of Frankenmuth, Capital Improvement, Limited Tax GO, 3.00%, 5/1/2022	40,000	40,158

City of Grand Rapids, Capital Improvement, Limited Tax GO, 5.00%, 4/1/2024	50,000	53,870

City of Grand Rapids, Limited Tax

GO, 5.00%, 5/1/2022	195,000	196,427

GO, 5.00%, 10/1/2022	50,000	51,222

City of Grand Rapids, Sanitary Sewer System

Rev., 4.00%, 1/1/2023 (b)	40,000	41,047

Rev., 5.00%, 1/1/2023	25,000	25,850

Rev., 5.00%, 1/1/2023 (b)	25,000	25,861

City of Grand Rapids, Water Supply System Rev., 5.00%, 1/1/2023	30,000	31,020

City of Kalamazoo, Capital Improvement, Limited Tax GO, 4.00%, 4/1/2022	25,000	25,070

City of Kalamazoo, Wastewater System Rev., 3.15%, 10/1/2022	25,000	25,048

City of Kalamazoo, Waterwaste System Rev., AGM, 5.00%, 10/1/2022	150,000	153,665

City of Lansing GO, 3.00%, 6/1/2022	25,000	25,145

City of Lansing, Sewage Disposal System Rev., 5.00%, 5/1/2022	75,000	75,541

City of Lathrup Village, Limited Tax GO, 5.00%, 10/1/2025	45,000	50,451

City of Marquette Series 2016A, GO, 5.00%, 5/1/2022	20,000	20,145

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Michigan — continued

City of Marquette, Capital Improvement

GO, 4.00%, 5/1/2023	200,000	206,916

GO, 4.00%, 5/1/2024	210,000	221,555

GO, 4.00%, 5/1/2025	290,000	312,195

City of Marquette, Transportation Fund, Limited Tax

GO, 4.00%, 5/1/2023	170,000	175,879

GO, 4.00%, 5/1/2024	125,000	132,153

GO, 4.00%, 5/1/2025	105,000	113,374

City of Monroe, Limited Tax GO, 4.00%, 5/1/2023	90,000	92,974

City of Port Huron, Limited Tax

GO, 4.00%, 10/1/2025	520,000	564,177

GO, 4.00%, 10/1/2026	305,000	336,597

City of Romulus, Limited Tax, Capital Improvement Series 2017A, GO, 4.00%, 11/1/2022	25,000	25,527

City of Royal Oak, Limited Tax, Capital Improvement GO, 3.00%, 10/1/2022	25,000	25,322

City of South Haven, Limited Tax GO, 4.00%, 10/1/2023	70,000	72,876

City of Southfield, Street Improvement, Unlimited Tax GO, 3.00%, 5/1/2023	20,000	20,461

City of Southfield, Water and Sewer Capital Improvement, Limited Tax GO, 3.00%, 5/1/2023	85,000	86,958

City of Sterling Heights, Capital Improvement

GO, 5.00%, 4/1/2022	105,000	105,377

GO, 5.00%, 4/1/2025	40,000	44,215

City of Warren, Capital Improvement Series 2012A, GO, 2.25%, 11/1/2022	25,000	25,248

City of Warren, Limited Tax, Capital Improvement GO, AGM, 3.00%, 5/1/2022	25,000	25,102

City of Wyandotte, Electric System Series A, Rev., 5.00%, 10/1/2022	290,000	296,572

City of Wyoming Rev., 5.00%, 6/1/2023	45,000	47,111

Clarkston Community Schools, Unlimited Tax

Series 2016A, GO, Q-SBLF, 5.00%, 5/1/2022	20,000	20,145

GO, Q-SBLF, 5.00%, 5/1/2023	30,000	31,387

Series 2016A, GO, Q-SBLF, 5.00%, 5/1/2023	40,000	41,849

SEE NOTES TO FINANCIAL STATEMENTS.

330	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Michigan — continued

Clintondale Community Schools, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2022	110,000	110,814

Coldwater Community Schools, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2022	115,000	115,844

Constantine Public Schools GO, Q-SBLF, 5.00%, 5/1/2023	35,000	36,623

County of Calhoun, Limited Tax GO, AGM, 4.00%, 4/1/2022	40,000	40,111

County of Grand Traverse, Limited Tax GO, 3.00%, 6/1/2022	50,000	50,295

County of Ingham, Limited Tax Rev., 4.00%, 5/1/2022	50,000	50,286

County of Jackson, Transportation

GO, 2.00%, 5/1/2022	115,000	115,249

GO, 2.00%, 5/1/2024	250,000	253,782

County of Kalamazoo, Juvenile Home Facilities GO, 5.00%, 4/1/2022	25,000	25,091

County of Kent, Limited Tax

Series 2017B, GO, 5.00%, 6/1/2022	70,000	70,774

Series 2017B, GO, 5.00%, 6/1/2023	135,000	141,731

County of Kent, Limited Tax, Capital Improvement GO, 5.00%, 6/1/2022	40,000	40,442

County of Livingston, Limited Tax GO, 3.00%, 5/1/2023 (b)	25,000	25,591

County of Macomb, Limited Tax GO, 4.00%, 5/1/2023	35,000	36,256

County of Muskegon, Water Supply System GO, 3.50%, 11/1/2022	50,000	50,882

County of Ottawa, Water System GO, 4.00%, 5/1/2022	65,000	65,368

County of St. Clair, Community Mental Health Series 2015A, GO, 5.00%, 4/1/2023	35,000	36,478

Crestwood School District, Unlimited Tax GO, Q-SBLF, 3.00%, 5/1/2022	50,000	50,197

Dansville Schools, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2023	25,000	26,159

Davison Community Schools, Unlimited Tax GO, 3.00%, 5/1/2022	60,000	60,235

De Witt Public Schools, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2023	50,000	52,306

Dearborn School District, Limited Tax GO, 3.00%, 5/1/2022	915,000	918,782

Dearborn School District, School Building and Site Series 2014A, GO, Q-SBLF, 4.00%, 11/1/2023 (b)	35,000	36,658

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Michigan — continued

Dearborn School District, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2022	20,000	20,148

Detroit City School District, School Building and Site

Series 2012A, GO, Q-SBLF, 5.00%, 5/1/2022	4,480,000	4,512,565

Series 2012A, GO, Q-SBLF, 5.00%, 5/1/2022	280,000	282,031

Dexter Community Schools, School Building and Site, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2022	290,000	291,673

Dundee Community Schools, Unlimited Tax

GO, Q-SBLF, 3.00%, 5/1/2023	50,000	51,158

GO, Q-SBLF, 5.00%, 5/1/2023	25,000	26,156

East Grand Rapids Public School District, Unlimited Tax Series 2020A, GO, Q-SBLF, 4.00%, 5/1/2022	60,000	60,341

East Lansing School District, Unlimited Tax

GO, Q-SBLF, 5.00%, 5/1/2022	75,000	75,554

Series 2020-II, GO, Q-SBLF, 4.00%, 5/1/2023	180,000	186,352

Farmington Public School District, School Building Site, Unlimited Tax

GO, 4.00%, 5/1/2023	20,000	20,713

GO, AGM, 5.00%, 5/1/2023	55,000	57,596

Fenton Area Public Schools, Unlimited Tax GO, Q-SBLF, 3.00%, 5/1/2022	50,000	50,204

Ferndale Public Schools GO, Q-SBLF, 4.00%, 5/1/2022	25,000	25,143

Forest Hills Public Schools, 2021 School Building and Site, Unlimited Tax GO, 4.00%, 5/1/2023	20,000	20,711

Forest Hills Public Schools, Unlimited Tax

Series I, GO, 3.00%, 5/1/2022	150,000	150,612

GO, 4.00%, 5/1/2022	60,000	60,343

GO, 5.00%, 5/1/2023	20,000	20,942

Frankenmuth School District, School Building and Site, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2022	120,000	120,684

Fraser Public School District, School Building and Site, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2023	35,000	36,623

Fruitport Community Schools GO, Q-SBLF, 4.00%, 5/1/2022	50,000	50,279

Genesee Intermediate School District GO, 3.00%, 5/1/2023	30,000	30,691

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	331

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Michigan — continued

Gerald R Ford International Airport Authority, Limited Tax Rev., GTD, 5.00%, 1/1/2023	20,000	20,692

Grand Blanc Community Schools, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2022 (b)	130,000	130,722

Grand Ledge Public Schools, School Building and Site, Unlimited Tax Series 2021-II, GO, Q-SBLF, 4.00%, 5/1/2023	95,000	98,319

Grand Rapids Community College

GO, 3.63%, 5/1/2022 (b)	50,000	50,254

GO, 5.00%, 5/1/2022	25,000	25,181

Grand Rapids Community College, Limited Tax GO, 3.00%, 5/1/2022	30,000	30,118

Grand Rapids Public Schools, Unlimited Tax GO, AGM, 5.00%, 5/1/2022	25,000	25,183

Grand River Floodwalls and Embankments Drainage District GO, GTD, 4.00%, 11/1/2022	50,000	51,087

Grand Traverse County Hospital Finance Authority, Munson Healthcare Obligated Group

Rev., 4.00%, 7/1/2022	65,000	65,726

Series 2019A, Rev., 5.00%, 7/1/2022	60,000	60,867

Series 2019A, Rev., 5.00%, 7/1/2024	130,000	141,050

Grand Valley State University

Rev., 5.00%, 12/1/2022	20,000	20,618

Series 2014B, Rev., 5.00%, 12/1/2022	160,000	164,941

Series 2015A, Rev., 5.00%, 12/1/2022	45,000	46,273

Series 2014B, Rev., 5.00%, 12/1/2023	310,000	329,960

Series 2016A, Rev., 5.00%, 12/1/2024	670,000	734,636

Great Lakes Water Authority Water Supply System, Second Lien Series 2018A, Rev., 5.00%, 7/1/2022	130,000	131,871

Greenville Public Schools GO, Q-SBLF, 3.00%, 5/1/2023	40,000	40,936

Grosse Ile Township School District, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2022	50,000	50,361

Grosse Pointe Public Library GO, 5.00%, 4/1/2022	110,000	110,390

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Michigan — continued

Hanover Horton School District, Unlimited tax GO, AGM, 4.00%, 5/1/2023	20,000	20,694

Hartland Consolidated Schools, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2023	35,000	36,635

Healthsource Saginaw, Inc., Unlimited Tax

GO, 5.00%, 5/1/2022	100,000	100,727

GO, 4.00%, 5/1/2023	50,000	50,246

Hemlock Public School District, School Building and Site Series 2013I, GO, Q-SBLF, 5.00%, 5/1/2023	125,000	130,780

Holland School District GO, AGM, 4.00%, 5/1/2022	25,000	25,143

Holton Public Schools, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2022	25,000	25,144

Houghton-Portage Township School District, Unlimited Tax Series 2016A, GO, Q-SBLF, 3.00%, 5/1/2022	80,000	80,332

Howell Public Schools, Unlimited Tax

GO, Q-SBLF, 4.00%, 5/1/2022 (b)	85,000	85,479

GO, Q-SBLF, 4.50%, 5/1/2022 (b)	80,000	80,516

GO, Q-SBLF, 5.00%, 5/1/2022	25,000	25,181

Hudsonville Public Schools, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2023	25,000	26,165

Huron School District Series 2015A, GO, Q-SBLF, 4.00%, 5/1/2022	30,000	30,168

Huron School District, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2022	50,000	50,361

Ingham County Building Authority, Limited Tax

Rev., 2.00%, 5/1/2022	195,000	195,458

Rev., 2.00%, 5/1/2023	35,000	35,403

Kalamazoo Hospital Finance Authority, Bronson Healthcare Group, Inc.

Rev., 5.00%, 5/15/2023	210,000	219,951

Rev., 5.00%, 5/15/2024	100,000	108,068

Kalamazoo Public Schools, School Building and Site GO, 4.00%, 5/1/2023	75,000	77,629

Kalamazoo Public Schools, Unlimited Tax Series 2016A, GO, 2.00%, 5/1/2023	35,000	35,419

Kenowa Hills Public Schools, School Building and Site Series 2018-II, GO, Q-SBLF, 4.00%, 11/1/2022	65,000	66,383

SEE NOTES TO FINANCIAL STATEMENTS.

332	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Michigan — continued

Kent Hospital Finance Authority, Mary Free Bed Rehabilitation Hospital

Series 2021A, Rev., 5.00%, 4/1/2022	245,000	245,831

Series 2021A, Rev., 5.00%, 4/1/2023	515,000	535,551

Series 2021A, Rev., 5.00%, 4/1/2024	540,000	577,872

Series 2021A, Rev., 5.00%, 4/1/2025	565,000	620,411

Series 2021A, Rev., 5.00%, 4/1/2026	520,000	584,428

Kentwood Public Schools GO, 4.00%, 5/1/2022	25,000	25,142

Lake Michigan College District, Building and Site, Limited Tax

GO, 4.00%, 9/1/2023 (b)	25,000	26,086

GO, 4.25%, 9/1/2023 (b)	20,000	20,942

Lake Orion Community School District

GO, Q-SBLF, 5.00%, 5/1/2022	50,000	50,365

GO, Q-SBLF, 5.00%, 5/1/2023	25,000	26,168

Lakeshore Public Schools, Building and Site GO, Q-SBLF, 5.00%, 5/1/2022	20,000	20,148

L’Anse Creuse Public Schools, Unlimited Tax

GO, Q-SBLF, 5.00%, 5/1/2022	20,000	20,147

GO, Q-SBLF, 5.00%, 5/1/2023	25,000	26,147

Lansing Community College, Building and Site, Limited Tax

GO, 4.00%, 5/1/2022	50,000	50,282

GO, 5.00%, 5/1/2022	150,000	151,090

GO, 5.00%, 5/1/2022	110,000	110,814

Lansing School District, Unlimited Tax

GO, Q-SBLF, 4.00%, 5/1/2022	25,000	25,143

GO, Q-SBLF, 4.00%, 5/1/2023	35,000	36,202

Lapeer Community Schools, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2022	25,000	25,181

Linden Community School District, School Building and Site, Unlimited Tax Series 2021-I, GO, Q-SBLF, 4.00%, 5/1/2025	30,000	32,306

Linden Community School District, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2022	25,000	25,177

Livonia Municipal Building Authority, Limited Tax Rev., 4.00%, 5/1/2024	40,000	42,289

Livonia Public Schools, Unlimited Tax GO, 5.00%, 5/1/2022	100,000	100,724

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Michigan — continued

Macomb Interceptor Drain Drainage District, Limited Tax

Series 2017A, GTD, 5.00%, 5/1/2022	80,000	80,591

Series 2017A, GTD, 5.00%, 5/1/2023	80,000	83,747

Macomb Township Building Authority Rev., 5.00%, 4/1/2022	25,000	25,091

Madison District Public Schools, School Building and Site

GO, Q-SBLF, 4.00%, 5/1/2023 (b)	20,000	20,687

GO, Q-SBLF, 4.25%, 5/1/2023 (b)	30,000	31,117

Mancelona Public Schools, Unlimited Tax GO, Q-SBLF, 2.50%, 5/1/2023	80,000	81,428

Manchester Community Schools, Unlimited Tax Series 2016A, GO, Q-SBLF, 4.00%, 5/1/2022	85,000	85,462

Marquette Board of Light and Power Series 2016A, Rev., 5.00%, 7/1/2023	45,000	47,188

Marysville Public Schools District, Unlimited Tax Series 2016A, GO, Q-SBLF, 5.00%, 5/1/2023	60,000	62,796

Mason County Central School District GO, Q-SBLF, 5.00%, 5/1/2023	75,000	78,450

Michigan Center School District GO, AGM, 2.00%, 11/1/2023	50,000	50,700

Michigan Finance Authority, Ascension Senior Credit Group Series 2016E-1, Rev., 4.00%, 8/15/2024 (c)	60,000	63,677

Michigan Finance Authority, Beaumont Health Credit Group

Series 2015A, Rev., 5.00%, 8/1/2022	420,000	427,640

Rev., 5.00%, 11/1/2022	50,000	51,418

Series 2015A, Rev., 5.00%, 8/1/2023	55,000	58,108

Rev., 5.00%, 11/1/2023	775,000	795,517

Series 2015A, Rev., 5.00%, 8/1/2025	40,000	43,253

Series 2015A, Rev., 5.00%, 8/1/2026	80,000	86,447

Rev., 5.00%, 11/1/2026	125,000	128,502

Michigan Finance Authority, Bronson Healthcare Group, Inc.

Series 2020A, Rev., 4.00%, 5/15/2022	100,000	100,685

Series B, Rev., 3.50%, 11/15/2022 (c)	2,350,000	2,392,238

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	333

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Michigan — continued

Michigan Finance Authority, Charter County of Wayne Criminal Justice Center Project Rev., 5.00%, 11/1/2022	85,000	87,249

Michigan Finance Authority, Clean Water Revolving Fund

Rev., 4.00%, 10/1/2022	20,000	20,385

Rev., 5.00%, 10/1/2022 (b)	405,000	415,065

Series 2016B, Rev., 5.00%, 10/1/2022	75,000	76,877

Series 2018B, Rev., 5.00%, 10/1/2022	75,000	76,877

Series 2016B, Rev., 5.00%, 10/1/2023	25,000	26,554

Series 2016B, Rev., 5.00%, 10/1/2024	150,000	164,439

Michigan Finance Authority, Critenton Hospital Medical Center Series 2012A, Rev., 5.00%, 6/1/2022 (b)	25,000	25,272

Michigan Finance Authority, Drinking Water Revolving Fund Rev., 5.00%, 10/1/2022 (b)	130,000	133,231

Michigan Finance Authority, Henry Ford Health System

Rev., 5.00%, 11/15/2022	2,070,000	2,130,383

Rev., 5.00%, 11/15/2023	20,000	21,295

Rev., 5.00%, 11/15/2024	440,000	483,057

Michigan Finance Authority, Local Government Loan Program Series D-1, Rev., AGM, 5.00%, 7/1/2022	25,000	25,358

Michigan Finance Authority, Local Government Loan Program, Detroit Distributable State Aid Fourth Lien, Series 2016C-3, Rev., 5.00%, 4/1/2023	520,000	542,185

Michigan Finance Authority, Local Government Loan Program, Detroit Regional Convention Facility Authority Local Project Series 2014H-1, Rev., 5.00%, 10/1/2022	90,000	90,310

Michigan Finance Authority, Local Government Loan Program, Detroit School District

Series 2015A, Rev., Q-SBLF, 5.00%, 5/1/2022	355,000	357,574

Series 2015A, Rev., Q-SBLF, 5.00%, 5/1/2023	390,000	408,034

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Michigan — continued

Michigan Finance Authority, Local Government Loan Program, Detroit Water and Sewerage Department Water Supply System Local Project

Series D-1, Rev., 5.00%, 7/1/2022	275,000	278,893

Rev., AGM, 5.00%, 7/1/2024	715,000	774,228

Michigan Finance Authority, Local Government Loan Program, Muskegon Heights Public Schools State Qualified Unlimited Tax Project Series 2016A, Rev., Q-SBLF, 5.00%, 5/1/2022	140,000	141,013

Michigan Finance Authority, McLaren Health Care Corp. Series 20105A, Rev., 5.00%, 5/15/2022	520,000	524,636

Michigan Finance Authority, Midmichigan Health Credit Group

Rev., 5.00%, 6/1/2022 (b)	100,000	101,100

Rev., 4.00%, 6/1/2024 (b)	570,000	605,444

Michigan Finance Authority, Sparrow Obligated Group Rev., 4.00%, 11/15/2022	140,000	143,105

Michigan Finance Authority, Tobacco Settlement Asset-Backed Series 2020A, Class 1, Rev., 4.00%, 6/1/2023	1,000,000	1,029,919

Michigan Finance Authority, Trinity Health Credit Group

Series 2015MI, Rev., 5.00%, 6/1/2022 (b)	695,000	702,644

Rev., 5.00%, 12/1/2022 (b)	410,000	422,723

Rev., 5.00%, 12/1/2022	295,000	304,177

Series 2017A-MI, Rev., 5.00%, 12/1/2022	695,000	716,621

Series 2019MI-1, Rev., 5.00%, 12/1/2022	135,000	139,200

Rev., 5.00%, 12/1/2023	300,000	320,017

Series 2017A, Rev., 5.00%, 12/1/2023	385,000	410,689

Series 2019MI-1, Rev., 5.00%, 12/1/2023	125,000	133,341

Series 2017A, Rev., 5.00%, 12/1/2024	240,000	263,085

Series 2019MI-2, Rev., 5.00%, 2/1/2025 (c)	835,000	919,177

Michigan State Building Authority, Facilities Program

Series 2015 I, Rev., 5.00%, 4/15/2022	130,000	130,706

SEE NOTES TO FINANCIAL STATEMENTS.

334	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Michigan — continued

Series 2016 I, Rev., 5.00%, 4/15/2022	60,000	60,326

Series 2013 1-A, Rev., 5.00%, 10/15/2022	210,000	215,596

Series 2015I, Rev., 5.00%, 4/15/2023	320,000	334,611

Series 2013 1-A, Rev., 5.00%, 10/15/2023	90,000	95,715

Series 2016-I, Rev., 5.00%, 4/15/2026	50,000	57,058

Michigan State Building Authority, Multi Modal Program Rev., VRDO, 0.28%, 3/9/2022 (c)	5,235,000	5,235,000

Michigan State Hospital Finance Authority, Ascension Health Credit Group

Series 2005A-3, Rev., 4.00%, 11/1/2022	215,000	219,559

Series 2005A-4, Rev., 5.00%, 11/1/2022	215,000	220,980

Series F-5, Rev., 2.40%, 3/15/2023 (c)	450,000	456,774

Series 2010 F-1, Rev., 4.00%, 6/1/2023 (c)	50,000	51,868

Series 2005A-3, Rev., 4.00%, 11/1/2023	100,000	104,738

Series 2005A-3, Rev., 4.00%, 11/1/2024	50,000	53,511

Michigan State Hospital Finance Authority, McLaren Health Care Corp.

Series 2012A, Rev., 5.00%, 6/1/2022	135,000	136,461

Series 2012A, Rev., 5.00%, 6/1/2023	125,000	126,224

Series 2012A, Rev., 5.00%, 6/1/2025	365,000	368,913

Series 2012A, Rev., 5.00%, 6/1/2026	100,000	101,067

Michigan State Hospital Finance Authority, Trinity Health Credit Group

Rev., 4.00%, 6/1/2022 (b)	2,935,000	2,959,676

Series 2009C, Rev., 4.00%, 6/1/2022 (b)	100,000	100,828

Rev., 5.00%, 6/1/2022 (b)	425,000	429,629

Series 2012MI, Rev., 5.00%, 6/1/2022 (b)	3,690,000	3,730,122

Series 2008C, Rev., 5.00%, 12/1/2022	135,000	139,282

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Michigan — continued

Series 2008C, Rev., 5.00%, 12/1/2024	255,000	279,528

Series C, Rev., 5.00%, 12/1/2025	200,000	225,311

Michigan State Housing Development Authority, Rental Housing

Series 2012A, Rev., 4.75%, 4/1/2022 (b)	150,000	150,511

Series A, Rev., 2.65%, 10/1/2022	75,000	75,704

Michigan State Housing Development Authority, Single Family Mortgage

Series 2018A, Rev., 2.20%, 6/1/2022	25,000	25,085

Series 2020A, Rev., 0.80%, 6/1/2023	150,000	149,135

Michigan State University

Series 2013A, Rev., 5.00%, 8/15/2022	95,000	96,877

Series 2015A, Rev., 5.00%, 8/15/2022	20,000	20,395

Series 2019C, Rev., 5.00%, 8/15/2022	405,000	413,004

Series 2020A, Rev., 5.00%, 8/15/2022	25,000	25,494

Series 2019B, Rev., 5.00%, 2/15/2023	75,000	77,954

Series 2013A, Rev., 5.00%, 8/15/2023	10,000	10,577

Michigan Strategic Fund, Community Colleges Skilled Trades Equipment Program Rev., 5.00%, 3/1/2024	370,000	396,585

Michigan Strategic Fund, Rare isotope Beams Project Rev., 5.00%, 3/1/2022	150,000	150,000

Milan Area Schools, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2022	40,000	40,286

Mount Clemens Community School District, Unlimited Tax

Series 2017A, GO, Q-SBLF, 5.00%, 5/1/2022	85,000	85,614

Series 2017A, GO, Q-SBLF, 5.00%, 5/1/2023	25,000	26,153

Mount Pleasant School District, Unlimited Tax Series 2016-I, GO, 4.00%, 5/1/2022	50,000	50,280

Muskegon Local Development Finance Authority Rev., AGM, GTD, 3.00%, 11/1/2022	50,000	50,087

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	335

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Michigan — continued

New Haven Community Schools, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2022	55,000	55,408

North Huron Schools, School Building and Site GO, 3.00%, 5/1/2022	25,000	25,098

North Kent Sewer Authority, State of Michigan, Sanitary Sewer System, Limited Tax of Constituent Municipalities Rev., 4.00%, 11/1/2022	170,000	173,697

Northern Michigan University Series 2018A, Rev., 5.00%, 12/1/2022	20,000	20,621

Northview Public Schools, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2023	70,000	73,228

Northville Public Schools, School Building and Site, Unlimited Tax

Series 2020-III, GO, 4.00%, 5/1/2022	430,000	432,452

Series 2020-III, GO, 4.00%, 5/1/2025	30,000	32,296

Novi Community School District, Unlimited Tax

GO, Q-SBLF, 4.00%, 5/1/2022	25,000	25,144

GO, Q-SBLF, 5.00%, 5/1/2022	60,000	60,443

Oakland County Building Authority Series 2012A, Rev., 3.00%, 11/1/2022	30,000	30,456

Oakland County Building Authority, Limited Tax Series 2020A, Rev., 5.00%, 11/1/2022	120,000	123,411

Oakland University

Rev., 5.00%, 3/1/2022	130,000	130,000

Rev., 5.00%, 3/1/2023	205,000	213,231

Oxford Area Community School District, Unlimited Tax

GO, Q-SBLF, 5.00%, 5/1/2022	25,000	25,184

Series A, GO, Q-SBLF, 5.00%, 5/1/2023	30,000	31,412

Plymouth-Canton Community School District GO, Q-SBLF, 5.00%, 5/1/2023	45,000	47,129

Plymouth-Canton Community School District, School Building and Site

Series 2013A, GO, 5.00%, 5/1/2022	20,000	20,148

Series 2013A, GO, 4.00%, 5/1/2023 (b)	150,000	155,329

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Michigan — continued

Plymouth-Canton Community School District, Unlimited Tax Series 2012A, GO, Q-SBLF, 4.00%, 5/1/2022 (b)	25,000	25,143

Port Huron Area School District, School Building and Site, Unlimited Tax GO, AGM, 4.00%, 5/1/2023	25,000	25,859

Portage Public Schools, School Building and Site GO, 5.00%, 5/1/2022	40,000	40,293

River Rouge School District GO, Q-SBLF, 5.00%, 5/1/2022	20,000	20,147

Rochester Community School District, School Building and Site, Unlimited Tax

Series 2019-II, GO, 3.00%, 5/1/2022	20,000	20,083

Series II, GO, 3.00%, 5/1/2023	40,000	40,875

Rockford Public Schools GO, Q-SBLF, 5.00%, 5/1/2022	20,000	20,145

Romulus Community Schools, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2022	110,000	110,777

Roseville Community Schools, Energy Conservation Improvement GO, 3.00%, 5/1/2022	55,000	55,204

Royal Oak Hospital Finance Authority, William Beaumont Hospital Obligated Group

Rev., 3.00%, 9/1/2022	40,000	40,453

Rev., 5.00%, 9/1/2022	110,000	112,337

Rev., 5.00%, 9/1/2023	800,000	846,583

Royal Oak School District, School Building and Site, Unlimited Tax

GO, 4.00%, 5/1/2022	140,000	140,805

GO, 5.00%, 5/1/2022	75,000	75,554

Saginaw City School District, Unlimited Tax

GO, Q-SBLF, 5.00%, 5/1/2022	45,000	45,325

GO, Q-SBLF, 5.00%, 5/1/2024	35,000	37,762

Saginaw Hospital Finance Authority, Covenant Medical Center Series 2020J, Rev., 5.00%, 7/1/2022	95,000	96,361

Saginaw Township Community School District, Unlimited Tax

GO, Q-SBLF, 4.00%, 5/1/2022	30,000	30,172

GO, Q-SBLF, 4.00%, 5/1/2023	35,000	36,243

Saginaw Valley State University Series 2013A, Rev., 5.00%, 7/1/2022	25,000	25,358

SEE NOTES TO FINANCIAL STATEMENTS.

336	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Michigan — continued

Saline Area Schools, Unlimited Tax

GO, Q-SBLF, 5.00%, 5/1/2022	85,000	85,621

GO, Q-SBLF, 5.00%, 5/1/2023	50,000	52,324

Sault Ste Marie Area Public Schools, School Building and Site, Unlimited Tax GO, Q-SBLF, 3.00%, 5/1/2022	55,000	55,217

Schoolcraft Community College District, Limited Tax GO, 3.00%, 5/1/2024	115,000	119,010

Shepherd Public Schools, Unlimited Tax Series 2017A, GO, Q-SBLF, 3.00%, 5/1/2023	25,000	25,570

South Lake Schools, School Building and Site GO, Q-SBLF, 4.00%, 11/1/2024	25,000	26,359

Southfield Library Building Authority, Limited Tax Rev., 5.00%, 5/1/2023	40,000	41,845

St. Joseph School District GO, Q-SBLF, 5.00%, 5/1/2022	30,000	30,217

Standish-Sterling Community Schools, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2022	25,000	25,183

State of Michigan

Rev., GAN, 5.00%, 3/15/2022	950,000	951,523

Series 2016B, GO, 5.00%, 11/1/2022	20,000	20,567

Rev., GAN, 5.00%, 3/15/2023	695,000	723,533

Rev., GAN, 5.00%, 3/15/2024	75,000	80,643

Rev., GAN, 5.00%, 3/15/2025	200,000	221,552

State of Michigan Comprehensive Transportation Rev., AGM, 5.25%, 5/15/2022	90,000	90,855

State of Michigan, Environmental Program

Series 2015A, GO, 5.00%, 12/1/2022	85,000	87,690

Series 2016A, GO, 5.00%, 12/1/2022	300,000	309,493

State of Michigan, Trunk Line Fund

Rev., 5.00%, 11/15/2022	755,000	777,295

Series 2020A, Rev., 5.00%, 11/15/2022	40,000	41,181

Series 2021A, Rev., 5.00%, 11/15/2022	180,000	185,315

Sturgis Public School District Series 2015A, GO, Q-SBLF, 5.00%, 5/1/2022	20,000	20,146

Three Rivers Community Schools, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2022	75,000	75,543

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Michigan — continued

Traverse City Area Public Schools, School Building and Site, Unlimited Tax

GO, 5.00%, 5/1/2023	50,000	52,270

Series 2021-II, GO, 3.00%, 5/1/2026	2,815,000	2,977,885

Troy School District, School Building and Site

GO, Q-SBLF, 5.00%, 5/1/2022	85,000	85,628

GO, Q-SBLF, 5.00%, 5/1/2023	25,000	26,171

Troy School District, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2023	105,000	109,918

Troy School District, Unlimited Tax, School Building and Site GO, Q-SBLF, 5.00%, 11/1/2023 (b)	20,000	21,276

Ubly Community Schools, School Building and Site, Unlimited Tax GO, AGM, 2.50%, 5/1/2022	25,000	25,077

University of Michigan

Series 2014A, Rev., 5.00%, 4/1/2022	90,000	90,330

Series 2018A, Rev., 5.00%, 4/1/2022	40,000	40,146

Utica Community Schools, School Building and Site, Unlimited Tax

GO, Q-SBLF, 4.00%, 5/1/2022	45,000	45,255

GO, Q-SBLF, 4.00%, 5/1/2023	120,000	124,084

Van Dyke Public Schools, Unlimited Tax

Series 2017A, GO, Q-SBLF, 4.00%, 5/1/2022	70,000	70,396

Series 2017C, GO, Q-SBLF, 4.00%, 5/1/2022	25,000	25,141

Vicksburg Community Schools, Unlimited Tax Series 2020-I, GO, Q-SBLF, 4.50%, 5/1/2023	40,000	41,604

Walled Lake Consolidated School District GO, Q-SBLF, 5.00%, 11/1/2023 (b)	45,000	47,872

Walled Lake Consolidated School District, School Building and Site GO, Q-SBLF, 5.00%, 11/1/2023 (b)	150,000	159,572

Warren Consolidated Schools, School Building and Site, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2022	100,000	100,562

Warren Woods Public Schools, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2023	20,000	20,901

Waterford School District, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2023	60,000	62,631

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	337

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Michigan — continued

Wayne County Airport Authority

Series C, Rev., 5.00%, 12/1/2022	10,000	10,305

Series G, Rev., 5.00%, 12/1/2022	45,000	46,372

Wayne State University

Series 2018A, Rev., 5.00%, 11/15/2022	85,000	87,510

Series 2018A, Rev., 5.00%, 11/15/2023	100,000	106,385

Series 2013A, Rev., 5.00%, 11/15/2024	100,000	106,210

Series 2019A, Rev., 5.00%, 11/15/2024	210,000	230,256

Wayne-Westland Community Schools, Building and Site Unlimited Tax GO, Q-SBLF, 5.00%, 11/1/2022	40,000	41,115

Webberville Community Schools, Unlimited Tax Series A, GO, Q-SBLF, 4.00%, 5/1/2023	50,000	51,682

West Bloomfield School District, Unlimited Tax School Building and Site GO, AGM, 5.00%, 5/1/2022	25,000	25,180

West Ottawa Public Schools GO, Q-SBLF, 4.00%, 11/1/2022	50,000	51,080

West Ottawa Public Schools, School Building and Site, Unlimited Tax

Series 2014-1, GO, 5.00%, 5/1/2022	65,000	65,479

GO, 4.00%, 5/1/2023	20,000	20,713

Western Michigan University

Rev., 5.00%, 11/15/2022	50,000	51,477

Series 2015A, Rev., 5.00%, 11/15/2022	25,000	25,738

Western Michigan University, Tax Exempt Series 2019A, Rev., 5.00%, 11/15/2022	250,000	257,382

Western Township Utilities Authority, Sewage Disposal System , Limited Tax Rev., GTD, 5.00%, 1/1/2023	140,000	144,453

White Cloud Public Schools, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2023	25,000	25,867

Woodhaven-Brownstown School District, School Building and Site GO, Q-SBLF, 5.00%, 5/1/2022	65,000	65,470

Wyandotte City School District, School Building and Site, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2022	45,000	45,327

Yale Public Schools, Unlimited Tax GO, Q-SBLF, 3.00%, 5/1/2022	25,000	25,098

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Michigan — continued

Ypsilanti Community Utilities Authority, Charter Township of Ypsilanti, Limited Tax Rev., 4.00%, 5/1/2022	65,000	65,364

Ypsilanti Community Utilities Authority, Limited Tax Rev., 4.00%, 4/1/2022	50,000	50,140

Ypsilanti Community Utilities Authority, Water Supply System No. 7, Charter Township Ypsilanti, Limited Tax Rev., 4.00%, 4/1/2023	175,000	180,668

Ypsilanti School District, Unlimited Tax Series 2016A, GO, Q-SBLF, 5.00%, 5/1/2023	40,000	41,850

Zeeland Public Schools GO, 5.00%, 5/1/2023	120,000	125,506

Zeeland Public Schools, Unlimited Tax

GO, Q-SBLF, 4.00%, 5/1/2022	50,000	50,279

GO, 5.00%, 5/1/2022	25,000	25,181

Total Michigan		73,253,795

Minnesota — 0.6%

Alexandria Lake Area Sanitation District, Sanitary Sewer Board Series 2015A, GO, 5.00%, 2/1/2023	25,000	25,939

Cass Lake-Bena Independent School District No. 115 Series 2019A, GO, 5.00%, 2/1/2023	10,000	10,362

City of Alexandria Series 2020A, GO, 4.00%, 2/1/2023	50,000	51,377

City of Anoka Series 2020A, GO, 4.00%, 2/1/2023	25,000	25,707

City of Burnsville GO, 4.00%, 12/20/2022	30,000	30,767

City of Chaska Series 2020C, GO, 5.00%, 2/1/2023	20,000	20,727

City of Columbia Heights Series 2017B, GO, 3.00%, 2/1/2023	35,000	35,672

City of Edina Series 2017A, GO, 4.00%, 2/1/2023	50,000	51,433

City of Minneapolis GO, 4.00%, 12/1/2022	45,000	46,089

City of Minneapolis & St. Paul Housing and Redevelopment Authority, Health Care, Allina Health System

Rev., 5.00%, 11/15/2022	100,000	102,953

Rev., 5.00%, 11/15/2023	100,000	106,508

Series 2017A, Rev., 5.00%, 11/15/2023	255,000	271,595

Rev., 5.00%, 11/15/2025	70,000	79,008

SEE NOTES TO FINANCIAL STATEMENTS.

338	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Minnesota — continued

City of Minneapolis, Health Care System, Fairview Health Services Series 2015A, Rev., 5.00%, 11/15/2022	25,000	25,711

City of Minneapolis, Improvement and Various Purpose GO, 4.00%, 12/1/2023	45,000	47,283

City of Minneapolis, University Gateway Project Rev., 4.00%, 12/1/2022	75,000	76,821

City of Moorhead Series 2016B, GO, 5.00%, 2/1/2023	35,000	36,278

City of New Hope, Hennepin County Series 2018A, GO, 4.00%, 2/1/2024	50,000	52,612

City of New Ulm Series 2017B, GO, 2.00%, 12/1/2022	45,000	45,420

City of Red Wing Series 2017A, GO, 3.00%, 2/1/2023	35,000	35,624

City of Redwood Falls Series 2018A, GO, 3.00%, 2/1/2023	20,000	20,384

City of Rochester Series 2015B, GO, 5.00%, 12/1/2023	20,000	21,353

City of Roseville Series 2012A, GO, 4.00%, 3/1/2022	75,000	75,000

City of Sauk Centre GO, 2.00%, 9/1/2022	45,000	45,296

City of St. Cloud, Centracare Health System

Series 2014B, Rev., 5.00%, 5/1/2022	530,000	533,861

Series 2014B, Rev., 5.00%, 5/1/2023	70,000	73,262

Series 2014B, Rev., 5.00%, 5/1/2024	945,000	1,016,432

City of St. Cloud, Infrastructure Management Fund Series 2013A, GO, 3.00%, 2/1/2025	45,000	45,059

City of St. Paul, Capital Improvement Series 2016A, GO, 5.00%, 9/1/2022	25,000	25,536

City of St. Paul, Sales Tax Series 2019C, Rev., 3.00%, 11/1/2023	25,000	25,753

City of St. Paul, Sewer Series 2020D, Rev., 4.00%, 12/1/2022	50,000	51,195

City of St. Paul, Street Improvement, Special Assessment

Series 2016F, GO, 5.00%, 5/1/2022	25,000	25,183

Series 2018B, GO, 5.00%, 5/1/2023	20,000	20,942

City of Wayzata Series 2017A, GO, 3.00%, 12/1/2022	30,000	30,496

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Minnesota — continued

City of West St. Paul Series 2017A, GO, 4.00%, 2/1/2025	30,000	32,198

County of Anoka, Capital Improvement

Series 2017A, GO, 5.00%, 2/1/2023	20,000	20,751

Series 2020A, GO, 5.00%, 2/1/2024	40,000	42,899

County of Blue Earth Series 2015A, GO, 2.00%, 12/1/2022	30,000	30,255

County of Blue Earth, Capital Improvement Series 2018A, GO, 5.00%, 12/1/2022	20,000	20,604

County of Clay Series 2017A, GO, 5.00%, 2/1/2025	50,000	55,252

County of Hennepin

Series 2014A, GO, 5.00%, 12/1/2022	85,000	87,755

Series 2014B, GO, 5.00%, 12/1/2022	125,000	129,051

Series 2016A, GO, 5.00%, 12/1/2022	30,000	30,972

Series 2016C, GO, 5.00%, 12/1/2022	50,000	51,621

Series 2017C, GO, 5.00%, 12/1/2022	140,000	144,537

County of Hennepin, Sales Tax Series 2020C, GO, 5.00%, 12/15/2022	20,000	20,679

County of Martin Series 2021A, GO, 3.00%, 12/15/2023	40,000	41,324

County of Mille Lacs, Drainage Series 2019B, GO, 3.00%, 2/1/2024	45,000	46,398

County of Otter Tail, Capital Improvement Series 2019A, GO, 5.00%, 2/1/2023	55,000	57,045

County of Rice, Shattuck-St. Mary’s School Project Series A, Rev., 5.00%, 8/1/2022 (b) (e)	750,000	763,548

County of Scott, Capital Improvement Series 2014B, GO, 5.00%, 12/1/2022	65,000	67,042

County of Sherburne, Capital Improvement Series 2017A, GO, 3.00%, 2/1/2023	25,000	25,457

County of St. Louis, Capital Improvement

Series 2015C, GO, 3.00%, 12/1/2022	25,000	25,423

Series 2016B, GO, 5.00%, 12/1/2023	35,000	37,354

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	339

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Minnesota — continued

County of Wright Series 2019A, COP, 5.00%, 12/1/2022	65,000	67,017

County of Wright, Jail Series 2017A, GO, 4.00%, 12/1/2022	240,000	245,755

Duluth Economic Development Authority, Benedictine Health System Series 2021A, Rev., 3.00%, 7/1/2023	205,000	207,405

Duluth Independent School District No. 709

Series 2016A, COP, 5.00%, 2/1/2023	100,000	103,568

Series 2016A, COP, 5.00%, 2/1/2024	200,000	213,707

Series 2016A, COP, 5.00%, 2/1/2025	400,000	439,842

Edina Independent School District No. 273 Series 2019B, GO, 5.00%, 2/1/2023	55,000	57,070

Farmington Independent School District No. 192, School Building Series 2020A, GO, 5.00%, 2/1/2023	35,000	36,291

Housing and Redevelopment Authority of The City of St. Paul Minnesota, Fairview Health Services Series 2017A, Rev., 5.00%, 11/15/2022	285,000	293,109

Housing and Redevelopment Authority of The City of St. Paul Minnesota, Healthpartners Obligated Group Series 2015A, Rev., 5.00%, 7/1/2022	60,000	60,855

Hutchinson Utilities Commission Series 2017B, Rev., 4.00%, 12/1/2022	25,000	25,588

Jackson County Central Independent School District No. 2895 Series 2020A, GO, 4.00%, 2/1/2023	80,000	82,218

Lake Superior Independent School District No. 381 Series 2016A, GO, 5.00%, 10/1/2022	35,000	35,864

Lakeville Independent School District No. 194 Series 2016A, GO, 5.00%, 2/1/2023	25,000	25,946

Metropolitan Council, Minneapolis St. Paul Metropolitan Area

Series 2012C, GO, 4.00%, 3/1/2022	25,000	25,000

Series 2020D, GO, 5.00%, 3/1/2022	55,000	55,000

Series 2017B, GO, 5.00%, 3/1/2023	35,000	36,441

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Minnesota — continued

Metropolitan Council, Minneapolis St. Paul Metropolitan Area, Wastewater

Series 2012-I, GO, 4.00%, 3/1/2022	140,000	140,000

Series 2016C, GO, 5.00%, 3/1/2022	50,000	50,000

Series 2017C, GO, 5.00%, 3/1/2022	25,000	25,000

Series 2012B, GO, 5.00%, 9/1/2022	150,000	153,156

Series 2012B, GO, 5.00%, 9/1/2022	20,000	20,435

Series 2012E, GO, 5.00%, 9/1/2022	420,000	428,836

Series 2016C, GO, 5.00%, 3/1/2023	30,000	31,235

Minneapolis Special School District No. 1

Series 2020A, COP, 5.00%, 4/1/2023	125,000	130,499

Series 2014D, COP, 5.00%, 2/1/2025	30,000	31,113

Minneapolis-St. Paul Metropolitan Airports Commission

Series B, Rev., 4.00%, 1/1/2023	40,000	40,997

Series 2016C, Rev., 5.00%, 1/1/2023	75,000	77,487

Series 2019C, Rev., 5.00%, 1/1/2023	150,000	154,974

Series B, Rev., 5.00%, 1/1/2023	1,155,000	1,193,302

Series B, Rev., 5.00%, 1/1/2024	85,000	90,693

Series 2014A, Rev., 5.00%, 1/1/2026	20,000	21,302

Minnesota Higher Education Facilities Authority, Carleton College

Rev., 5.00%, 3/1/2022	25,000	25,000

Rev., 5.00%, 3/1/2023	220,000	228,834

Minnesota Higher Education Facilities Authority, Macalester College Series 20158-J, Rev., 5.00%, 3/1/2022	60,000	60,000

Minnesota Higher Education Facilities Authority, St. Olaf College Series 8-G, Rev., 5.00%, 12/1/2022	15,000	15,454

Minnesota Higher Education Facilities Authority, University of St. Thomas Series 2017A, Rev., 3.00%, 10/1/2022	135,000	136,588

Minnesota Housing Finance Agency, Residential Housing Finance Series C, Rev., AMT, GNMA/FNMA/FHLMC, 2.55%, 1/1/2023	5,000	5,015

Minnesota Housing Finance Agency, State Appropriation

Series 2015C, Rev., AMT, 5.00%, 8/1/2022	50,000	50,893

SEE NOTES TO FINANCIAL STATEMENTS.

340	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Minnesota — continued

Series 2019D, Rev., 3.00%, 8/1/2023	130,000	133,186

Minnesota Municipal Power Agency

Rev., 5.00%, 10/1/2022	135,000	138,259

Series 2014A, Rev., 5.00%, 10/1/2022	25,000	25,604

Minnesota Public Facilities Authority

Series 2016B, Rev., 4.00%, 3/1/2022	100,000	100,000

Series 2016A, Rev., 5.00%, 3/1/2022	60,000	60,000

Series 2010A, Rev., 5.00%, 3/1/2023	50,000	52,069

Minnesota State Colleges and Universities Foundation

Rev., 4.00%, 10/1/2022	125,000	127,354

Series 2013A, Rev., 4.00%, 10/1/2022	25,000	25,471

Series 2019A, Rev., 5.00%, 10/1/2023	25,000	26,530

Minnetonka Independent School District No. 276

Series 2019B, GO, 5.00%, 7/1/2022	25,000	25,361

Series E, COP, 3.00%, 10/1/2022	85,000	86,020

Series 2021K, COP, 4.00%, 2/1/2023	65,000	66,730

Series 2021L, COP, 4.00%, 2/1/2023	80,000	82,129

Series 2016F, COP, 5.00%, 2/1/2023 (b)	25,000	25,943

Series 2020A, GO, 3.00%, 3/1/2023	25,000	25,519

Series E, COP, 4.00%, 10/1/2023	115,000	119,909

Monticello Independent School District No. 882, School Building Series 2016A, GO, 2.00%, 2/1/2023	25,000	25,223

Mora Independent School District No. 332 Series 2020A, GO, 4.00%, 2/1/2023	25,000	25,686

Northeastern Metropolitan Intermediate School District No. 916 Series 2015A, COP, 4.00%, 2/1/2023	200,000	205,137

Northern Municipal Power Agency Series 2013A, Rev., 5.00%, 1/1/2024	50,000	51,550

Owatonna Independent School District No. 761 Series 2020A, GO, 4.00%, 2/1/2023	80,000	82,263

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Minnesota — continued

Plymouth Intermediate District No. 287 Series 2016A, COP, 3.00%, 5/1/2022	55,000	55,210

Prior Lake-Savage Independent School District No. 719

Series 2018B, GO, Zero Coupon, 2/1/2023	115,000	113,982

Series 2013C, GO, 4.00%, 2/1/2023	200,000	205,693

Rochester Independent School District No. 535 Series 2014A, COP, 3.00%, 2/1/2024	25,000	25,417

Rosemount-Apple Valley-Eagan Independent School District No. 196 Series 2016A, GO, 5.00%, 2/1/2025	35,000	38,729

Sartell-St Stephen Independent School District No. 748, School Building Series 2016A, GO, 5.00%, 2/1/2023	50,000	51,877

Shakopee Independent School District No. 720 Series 2016A, GO, 5.00%, 2/1/2023	60,000	62,253

South Washington County Independent School District No. 833, School Building

Series 2016B, GO, 5.00%, 2/1/2023	120,000	124,461

Series 2018B, GO, 5.00%, 2/1/2023	35,000	36,301

Southern Minnesota Municipal Power Agency

Series 2015A, Rev., 5.00%, 1/1/2023	125,000	129,082

Series 1994A, Rev., NATL-RE, Zero Coupon, 1/1/2024	50,000	48,708

Southern Minnesota Municipal Power Agency, Badger Coulee Project Series 2019A, Rev., 5.00%, 1/1/2023	100,000	103,265

St. Cloud Independent School District No. 742

Series 2021A, COP, 3.00%, 2/1/2023	150,000	152,631

Series 2021A, COP, 3.00%, 2/1/2024	175,000	180,404

Series 2021A, COP, 3.00%, 2/1/2025	125,000	130,422

St. Francis Independent School District No. 15 Series 2018A, GO, 5.00%, 2/1/2023	35,000	36,295

St. Michael-Albertville Independent School District No. 885, School Building Series 2016A, GO, 5.00%, 2/1/2023	115,000	119,264

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	341

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Minnesota — continued

St. Paul Independent School District No. 625

Series 2017D, GO, 5.00%, 2/1/2023	35,000	36,318

Series 2018B, COP, 5.00%, 2/1/2023	25,000	25,941

Series 2019B, COP, 5.00%, 2/1/2023	100,000	103,764

St. Paul Port Authority, Limited Tax Series 2017-1, Rev., 5.00%, 3/1/2022	25,000	25,000

St. Paul Port Authority, State of Minnesota Freeman Office Building Series 2013-2, Rev., 5.00%, 12/1/2022	250,000	257,949

Staples United Hospital District GO, 3.00%, 12/1/2022	40,000	40,626

State of Minnesota

Series 2012B, Rev., 5.00%, 3/1/2022	465,000	465,000

Series A, Rev., 5.00%, 6/1/2022	75,000	75,827

Series 2014A, Rev., 5.00%, 6/1/2023	45,000	47,261

Series 2012B, GO, 2.00%, 8/1/2023	25,000	25,106

Series 2012B, Rev., 5.00%, 3/1/2024	50,000	50,177

Series 2012B, Rev., 5.00%, 3/1/2025	50,000	50,176

Series 2012B, Rev., 4.00%, 3/1/2026	90,000	90,241

State of Minnesota, Tax-Exempt

Series 2012B, Rev., 5.00%, 3/1/2023	100,000	100,331

Series A, Rev., 5.00%, 6/1/2026	70,000	73,392

State of Minnesota, Trunk Highway

Series 2014E, GO, 3.00%, 8/1/2022	20,000	20,199

Series 2014B, GO, 5.00%, 8/1/2022	85,000	86,546

Series 2015B, GO, 5.00%, 8/1/2022	55,000	56,000

Series 2018B, GO, 5.00%, 8/1/2022	90,000	91,637

Series 2021B, GO, 5.00%, 9/1/2022	110,000	112,381

Series 2018B, GO, 5.00%, 8/1/2023	25,000	26,413

State of Minnesota, Various Purpose

Series 2013A, GO, 5.00%, 8/1/2022	20,000	20,364

Series 2014A, GO, 5.00%, 8/1/2022	160,000	162,911

Series 2015A, GO, 5.00%, 8/1/2022	90,000	91,637

Series 2015D, GO, 5.00%, 8/1/2022	50,000	50,910

Series 2016A, GO, 5.00%, 8/1/2022	195,000	198,547

Series 2016D, GO, 5.00%, 8/1/2022	175,000	178,183

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Minnesota — continued

Series 2019A, GO, 5.00%, 8/1/2022	85,000	86,546

Series 2019D, GO, 5.00%, 8/1/2022	25,000	25,455

Series 2021A, GO, 5.00%, 9/1/2022	25,000	25,541

Series 2013D, GO, 5.00%, 10/1/2022	110,000	112,753

Series 2013F, GO, 5.00%, 10/1/2022	50,000	51,252

Series 2017D, GO, 5.00%, 10/1/2022	285,000	292,133

Series 2012A, GO, 5.00%, 8/1/2023	25,000	25,415

Series 2014A, GO, 5.00%, 8/1/2023	10,000	10,565

Series 2015A, GO, 5.00%, 8/1/2023	50,000	52,826

Series 2017A, GO, 5.00%, 10/1/2023	50,000	53,117

Stillwater Independent School District No. 834 Series 2015A, GO, 5.00%, 2/1/2023	60,000	62,259

Three Rivers Park District Series 2015B, GO, 3.00%, 2/1/2023	20,000	20,391

Tri-City United Public Schools Independent School District No. 2905, School Building Series 2018A, GO, 4.00%, 2/1/2025	235,000	252,638

University of Minnesota, State Supported Biomedical Science Research Facilities Funding Program Series 2021A, Rev., 4.00%, 8/1/2022	60,000	60,877

University of Minnesota, State Supported Stadium Debt Series 2015A, Rev., 5.00%, 8/1/2022	20,000	20,375

Waconia Independent School District No. 110 Series 2017C, GO, 4.00%, 2/1/2023	150,000	154,186

Waterville-Elysian-Morristown Independent School District No. 2143, School Building Series 2019A, GO, 5.00%, 2/1/2025	150,000	165,620

West St. Paul-Mendota Heights-Eagan Independent School District No. 197 Series 2021A, GO, 5.00%, 2/1/2023	55,000	57,065

Western Minnesota Municipal Power Agency, Power Supply Series 2014A, Rev., 5.00%, 1/1/2023	105,000	108,562

White Bear Lake Independent School District No. 624 Series 2020A, GO, 4.00%, 2/1/2023	80,000	82,337

Total Minnesota		17,445,979

SEE NOTES TO FINANCIAL STATEMENTS.

342	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Mississippi — 0.3%

Alcorn State University Educational Building Corp. (The), Refinancing Project

Rev., 3.00%, 9/1/2022	130,000	131,434

Rev., 4.00%, 9/1/2023	70,000	72,964

City of Ridgeland GO, 4.00%, 8/1/2024	25,000	26,615

City of Starkville, Water and Sewer System Rev., 4.00%, 5/1/2023	55,000	56,850

Clinton Public School District GO, 3.00%, 6/1/2022	70,000	70,413

County of DeSoto

GO, 5.00%, 7/1/2022	115,000	116,651

GO, 5.00%, 7/1/2023	40,000	42,114

County of Lowndes, Weyerhaeuser Co. Project Series 1992-A, Rev., 6.80%, 4/1/2022	270,000	271,306

County of Madison GO, 2.50%, 5/1/2023	30,000	30,522

County of Madison, Road and Bridge GO, 4.00%, 11/1/2023	50,000	52,352

Jackson State University Educational Building Corp.

Series 2015A, Rev., 5.00%, 3/1/2022	90,000	90,000

Series 2015A, Rev., 5.00%, 3/1/2023	150,000	155,778

Madison County School District GO, 5.00%, 3/1/2024	25,000	26,827

Medical Center Educational Building Corp. Rev., 4.00%, 6/1/2022 (b)	25,000	25,213

Medical Center Educational Building Corp., Capital Improvements and Refinancing Project Rev., 5.00%, 6/1/2022	35,000	35,383

Mississippi Business Finance Corp., Waste Management, Inc. Project Rev., 0.70%, 9/1/2026 (c)	1,250,000	1,170,644

Mississippi Development Bank, Biloxi Project Rev., 5.00%, 11/1/2022	70,000	71,852

Mississippi Development Bank, Department of Corrections Walnut Grove Correctional Facility Refunding Bonds Project

Rev., 5.00%, 8/1/2025	295,000	327,774

Rev., 5.00%, 8/1/2026	35,000	39,822

Mississippi Development Bank, Desoto Highway Construction Rev., 5.00%, 1/1/2023	30,000	31,033

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Mississippi — continued

Mississippi Development Bank, Gulfport School District Bond Project Rev., 5.00%, 4/1/2022	25,000	25,090

Mississippi Development Bank, Highway Construction Project Rev., 5.00%, 1/1/2023	10,000	10,344

Mississippi Development Bank, Hinds Project

Rev., 5.00%, 11/1/2022	25,000	25,667

Rev., 5.00%, 11/1/2023	95,000	100,705

Mississippi Development Bank, Industrial Development Authority Series B, Rev., 5.00%, 1/1/2023	20,000	20,689

Mississippi Development Bank, Jackson Public School District, Limited Tax Refunding Note Project

Series 2015A, Rev., 5.00%, 4/1/2022	150,000	150,539

Rev., 5.00%, 4/1/2023	25,000	26,072

Series 2012B, Rev., 5.00%, 10/1/2023	1,465,000	1,522,192

Series A, Rev., 5.00%, 4/1/2024	475,000	509,935

Series 2015A, Rev., 5.00%, 4/1/2025	90,000	99,455

Mississippi Development Bank, Madison County, Mississippi Highway Refunding Project Series 2013C, Rev., 5.00%, 1/1/2024	20,000	21,377

Mississippi Development Bank, Rankin County Bond Project Rev., 5.00%, 3/1/2023	60,000	62,446

Mississippi Development Bank, Rankin County School District Project

Rev., 5.00%, 6/1/2022	315,000	318,425

Rev., 5.00%, 6/1/2023	60,000	62,969

Rev., 5.00%, 6/1/2024	30,000	32,445

Rev., 5.00%, 6/1/2025	35,000	38,987

Mississippi Development Bank, Special Obligation, Tupelo Project

Rev., 3.00%, 5/1/2022	25,000	25,101

Rev., 5.00%, 11/1/2022	30,000	30,841

Mississippi Development Bank, Starkville Parks and Recreation Bond Project Series 2020B, Rev., 3.00%, 3/1/2022	40,000	40,000

Mississippi Development Bank, Tunica Highway Project 5.00%, 1/1/2023	165,000	170,682

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	343

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Mississippi — continued

Mississippi Home Corp., Single Family Mortgage Series A, Rev., GNMA/FNMA/FHLMC COLL, 1.80%, 12/1/2022	30,000	30,179

Mississippi Hospital Equipment and Facilities Authority, Health Services

Rev., 5.00%, 10/1/2023	225,000	238,771

Series 2020-I, Rev., 5.00%, 10/1/2025	140,000	157,690

Mississippi State University Educational Building Corp., New Facilities and Refinancing Project

Rev., 4.00%, 8/1/2022	100,000	101,314

Series 2014A, Rev., 5.00%, 8/1/2023	50,000	52,775

Rankin County School District, Limited Tax

GO, 3.00%, 8/1/2023	75,000	75,113

GO, 5.00%, 8/1/2025	25,000	27,981

State of Mississippi

Series 2015C, GO, 5.00%, 10/1/2022	90,000	92,258

Series 2009F, GO, 5.25%, 10/1/2022	50,000	51,327

Series 2012F, GO, 4.00%, 11/1/2022	250,000	255,453

Series 2012F, GO, 5.00%, 11/1/2022 (b)	50,000	51,408

Series 2012H, GO, 5.00%, 12/1/2022	110,000	113,489

State of Mississippi, Gaming Tax Series 2019A, Rev., 5.00%, 10/15/2022	100,000	102,500

State of Mississippi, Nissan North America Inc., Project Series 2012B, GO, 5.00%, 11/1/2022	20,000	20,568

State of Mississippi, Tax-Exempt

Series 2012H, GO, 3.00%, 12/1/2022 (b)	55,000	55,906

Series 2012H, GO, 3.13%, 12/1/2022 (b)	50,000	50,870

Series 2012H, GO, 4.00%, 12/1/2022 (b)	30,000	30,719

Series 2017A, GO, 5.00%, 10/1/2024	25,000	27,380

University of Mississippi Educational Building Corp., Campus Improvement Project

Series 2015C, Rev., 3.00%, 11/1/2022	25,000	25,375

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Mississippi — continued

Series 2015C, Rev., 5.00%, 11/1/2023	35,000	37,222

University of Mississippi Educational Building Corp., Facilities Refinancing Project

Rev., 3.00%, 10/1/2022	195,000	197,602

Series 2016A, Rev., 5.00%, 10/1/2022	80,000	81,993

Rev., 5.00%, 10/1/2023	270,000	286,394

Rev., 5.00%, 10/1/2024	195,000	212,779

University of Southern Mississippi (The), Educational Building Corp. Series 2015A, Rev., 5.00%, 3/1/2023	35,000	36,348

University of Southern Mississippi Educational Building Corp., Facilities Refinancing Project Rev., 3.00%, 3/1/2023	50,000	50,907

Vicksburg Warren School District, Limited Tax GO, 5.00%, 3/1/2022	35,000	35,000

West Rankin Utility Authority Rev., AGM, 3.00%, 1/1/2023	25,000	25,438

Total Mississippi		8,664,267

Missouri — 1.4%

Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Combine Lien Mass Transit Sales Tax Series 2013A, Rev., 5.00%, 10/1/2022	355,000	363,570

Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Combined Lien

Series 2013A, Rev., 4.38%, 10/1/2022 (b)	25,000	25,531

Series 2013A, Rev., 5.00%, 10/1/2022 (b)	305,000	312,580

Cape Girardeau County Industrial Development Authority, Health Care Facilities

Series 2013A, Rev., 5.00%, 6/1/2033	300,000	303,224

Series 2013A, Rev., 4.00%, 6/1/2043	335,000	337,774

Cape Girardeau School District No. 63 GO, 4.00%, 3/1/2025	25,000	26,954

City of Belton COP, 5.00%, 3/1/2023	100,000	103,893

City of Brentwood COP, 3.00%, 10/1/2022	90,000	91,101

SEE NOTES TO FINANCIAL STATEMENTS.

344	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Missouri — continued

City of Chesterfield COP, 5.00%, 12/1/2023	75,000	79,991

City of Clayton Rev., 5.00%, 12/1/2022	115,000	118,595

City of Columbia, Water and Electric System Rev., 5.00%, 10/1/2022	50,000	51,225

City of Excelsior Springs

Series 2020A, COP, 4.00%, 9/1/2022	125,000	127,023

Series 2020B, COP, 4.00%, 3/1/2023	25,000	25,751

City of Gladstone Series A, COP, 2.00%, 6/1/2022	25,000	25,089

City of Kansas City

Series 2013B, Rev., 4.50%, 8/1/2022 (b)	25,000	25,395

Series 2019A, Rev., 3.00%, 12/1/2022	30,000	30,526

Series 2014A, Rev., 4.00%, 12/1/2022	35,000	35,874

Series 2019A, Rev., 5.00%, 12/1/2022	40,000	41,296

Series 2020A, Rev., 5.00%, 12/1/2022	40,000	41,296

Series 2021A, Rev., 5.00%, 12/1/2022	25,000	25,810

Series 2012A, GO, 5.00%, 2/1/2023	70,000	70,236

Series 2019A, Rev., 5.00%, 12/1/2023	35,000	37,418

Series 2012A, GO, 4.50%, 2/1/2024	190,000	190,548

City of Kansas City, East Village Project Series D, Rev., 5.00%, 4/15/2022	100,000	100,531

City of Kansas City, Sanitary Sewer System

Series 2016A, Rev., 4.00%, 1/1/2023	125,000	128,346

Series 2018A, Rev., 5.00%, 1/1/2023	100,000	103,503

City of Kansas City, Special Obligation

Series 2013B, Rev., 3.25%, 8/1/2022 (b)	150,000	151,589

Series 2013B, Rev., 5.00%, 8/1/2022	95,000	96,688

Series 2017C, Rev., 5.00%, 9/1/2022	525,000	536,098

Series B, Rev., 5.00%, 9/1/2022	135,000	137,854

Series 2009E, Rev., Zero Coupon, 2/1/2023	45,000	44,407

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Missouri — continued

Series E, Rev., Zero Coupon, 2/1/2024	275,000	265,580

City of Kirkwood COP, 3.00%, 9/1/2023	105,000	107,687

City of Mexico, Sewerage System Rev., 3.00%, 7/1/2022	20,000	20,151

City of Sedalia

COP, 4.00%, 7/15/2022	25,000	25,297

COP, 3.00%, 9/15/2022	25,000	25,293

City of Springfield Series 2014A, Rev., 4.00%, 9/1/2022	25,000	25,415

City of Springfield, Public Utility

Rev., 5.00%, 8/1/2022	305,000	310,419

Rev., 5.00%, 8/1/2023	80,000	84,405

City of Springfield, Public Utility, Lease Purchase Agreement

Rev., 5.00%, 9/1/2022	100,000	102,119

Rev., 5.00%, 9/1/2023	50,000	52,904

City of Springfield, Special Obligation Series 2016A, Rev., 2.00%, 5/1/2022	75,000	75,185

City of St. Charles

COP, 4.00%, 4/1/2022	55,000	55,152

Series 2020B, COP, 4.00%, 2/1/2023	100,000	102,782

COP, 5.00%, 4/1/2023	200,000	208,599

City of St. Louis, St. Louis Lambert International Airport Series A, Rev., AGM, 5.00%, 7/1/2022	395,000	400,525

City of St. Peters COP, 4.00%, 5/1/2023	170,000	175,798

City of Washington

COP, 5.00%, 3/1/2022	30,000	30,000

COP, 5.00%, 3/1/2023	320,000	332,165

City of Willard, Combined Waterworks and Sewerage System Project COP, 5.00%, 5/1/2022	30,000	30,211

Columbia School District

GO, 5.00%, 3/1/2022	25,000	25,000

Series 2017B, GO, 5.00%, 3/1/2022	40,000	40,000

GO, 5.00%, 3/1/2023	145,000	150,881

County of Clay

Series 2018A, COP, 4.00%, 5/1/2022 (b)	40,000	40,228

Series 2018A, COP, 4.00%, 5/1/2024 (b)	30,000	31,803

County of Dunklin

Rev., 3.00%, 12/1/2022	200,000	203,038

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	345

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Missouri — continued

Rev., 3.00%, 12/1/2023	360,000	370,652

Rev., 3.00%, 12/1/2024	330,000	343,206

Rev., 3.00%, 12/1/2025	250,000	262,466

Rev., 3.00%, 12/1/2026	400,000	422,636

County of Franklin COP, 4.00%, 11/1/2022	20,000	20,405

County of Greene, Capital Projects

COP, 4.00%, 9/1/2022	80,000	81,279

Series 2021A, COP, 4.00%, 3/1/2024	30,000	31,578

County of Jackson, Harry S. Truman Sports Complex Project

Rev., 5.00%, 12/1/2022	135,000	138,901

Rev., 5.00%, 12/1/2024	365,000	394,557

County of Jackson, Special Obligation Rev., 4.00%, 12/1/2023	35,000	36,713

County of St. Louis, Special Obligation Series 2021F, Rev., 5.00%, 12/1/2022	45,000	46,410

Curators of the University of Missouri (The), System Facilities Bonds

Series 2014A, Rev., 5.00%, 11/1/2022 (b)	165,000	169,645

Series A, Rev., 5.00%, 11/1/2022	25,000	25,707

Eureka Fire Protection District GO, 4.00%, 3/1/2022	70,000	70,000

Ferguson Reorganized School District No. R-2, Missouri Direct Deposit Program GO, 4.00%, 5/1/2022	25,000	25,145

Florissant Valley Fire Protection District GO, 3.00%, 3/1/2022	25,000	25,000

Fort Zumwalt School District, Missouri Direct Deposit Program GO, Zero Coupon, 3/1/2022	200,000	200,000

Hazelwood School District

GO, 4.00%, 3/1/2022	50,000	50,000

GO, 5.00%, 3/1/2023	20,000	20,813

Health & Educational Facilities Authority of the State of Missouri, Mercy Health Rev., 3.00%, 11/15/2022	50,000	50,760

Health and Educational Facilities Authority of the State of Missouri, BJC Health System

Series C, Rev., VRDO, LIQ: BJC Health System, 0.19%, 3/9/2022 (c)	13,610,000	13,610,000

Rev., 5.00%, 1/1/2023	105,000	108,652

Series 2021B, Rev., 4.00%, 5/1/2026 (c)	125,000	137,731

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Missouri — continued

Health and Educational Facilities Authority of the State of Missouri, Coxhealth and Obligated Group Series 2013A, Rev., 5.00%, 11/15/2022	245,000	252,059

Health and Educational Facilities Authority of the State of Missouri, Mercy Health Series 2018A, Rev., 5.00%, 6/1/2026	155,000	176,527

Health and Educational Facilities Authority of the State of Missouri, SSM Health Care

Series 2014A, Rev., 5.00%, 6/1/2022	205,000	207,255

Series 2014A, Rev., 5.00%, 6/1/2023	380,000	399,045

Series 2014A, Rev., 5.00%, 6/1/2025	25,000	27,008

Health and Educational Facilities Authority of the State of Missouri, St. Luke’s Health System, Inc.

Rev., 5.00%, 11/15/2022	575,000	591,773

Rev., 5.00%, 11/15/2023	175,000	186,144

Health and Educational Facilities Authority of the State of Missouri, The Children’s Mercy Hospital Rev., 5.00%, 5/15/2022	350,000	353,120

Hickman Mills C-1 School District Series 2020C-1, GO, 4.00%, 3/1/2023	50,000	51,487

Jackson County Reorganized School District No. 7, Lee’s Summit R-7

GO, 3.00%, 3/1/2022 (b)	250,000	250,000

GO, 5.00%, 3/1/2022	25,000	25,000

GO, 4.00%, 3/1/2023	20,000	20,615

GO, 5.00%, 3/1/2023	20,000	20,813

Jasper County Reorganized School District No. R-IX Carthage COP, 2.50%, 4/1/2022	25,000	25,037

Jefferson City School District COP, 4.00%, 4/1/2022	300,000	300,824

Jefferson City School District, Missouri Direct Deposit Program GO, 3.00%, 3/1/2023	35,000	35,719

Joplin Schools, Direct Deposit Program GO, 4.00%, 3/1/2025	100,000	102,964

Kansas City Municipal Assistance Corp., Capital Appreciation Series 2004B-1, Rev., AMBAC, Zero Coupon, 4/15/2022	20,000	19,989

SEE NOTES TO FINANCIAL STATEMENTS.

346	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Missouri — continued

Ladue School District

GO, 4.00%, 3/1/2022	130,000	130,000

GO, 4.00%, 3/1/2023	20,000	20,623

Maplewood-Richmond Heights School District, Capital Appreciation GO, AGM, Zero Coupon, 3/1/2022	100,000	100,000

Metropolitan St. Louis Sewer District, Wastewater System

Series 2012A, Rev., 5.00%, 5/1/2022 (b)	80,000	80,588

Series 2012B, Rev., 5.00%, 5/1/2022 (b)	345,000	347,537

Series 2012B, Rev., 5.00%, 5/1/2022	50,000	50,372

Series 2013B, Rev., 5.00%, 5/1/2022	575,000	579,276

Series 2015B, Rev., 5.00%, 5/1/2022	30,000	30,223

Series 2013B, Rev., 5.00%, 5/1/2023 (b)	260,000	272,240

Series 2012B, Rev., 5.00%, 5/1/2027	30,000	30,210

Series 2012A, Rev., 4.00%, 5/1/2039	650,000	653,142

Missouri Development Finance Board, Cultural Facilities, Nelson-Atkins Museum of Art Series 2012A, Rev., 5.00%, 12/1/2023	120,000	127,683

Missouri Development Finance Board, Fulton State Hospital Project

Rev., 5.00%, 10/1/2022	95,000	97,349

Rev., 5.00%, 10/1/2023	75,000	79,603

Missouri Highway and Transportation Commission Federal Reimbursement

Series 2019A, Rev., 5.00%, 5/1/2022	50,000	50,369

Series 2019A, Rev., 5.00%, 5/1/2023	85,000	89,022

Missouri Highway and Transportation Commission, First Lien Series 2014A, Rev., 5.00%, 5/1/2022	500,000	503,693

Missouri Highway and Transportation Commission, Second Lien Series B, Rev., 5.00%, 5/1/2022	50,000	50,369

Missouri Housing Development Commission, Single Family Mortgage, First Place Homeownership Loan Program Series 2021C, Rev., GNMA/FNMA/FHLMC, 0.35%, 11/1/2023	480,000	473,006

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Missouri — continued

Missouri Joint Municipal Electric Utility Commission Power Supply System, Mopep Facilities Rev., 5.00%, 12/1/2022	300,000	309,333

Missouri Joint Municipal Electric Utility Commission, IATAN 2 Project

Series 2014A, Rev., 5.00%, 1/1/2023	385,000	398,192

Series 2014A, Rev., 5.00%, 1/1/2024	235,000	250,916

Missouri Joint Municipal Electric Utility Commission, Prairie State Project

Series 2015A, Rev., 5.00%, 6/1/2022	35,000	35,381

Series 2015A, Rev., 5.00%, 12/1/2022	105,000	108,267

Series 2015A, Rev., 5.00%, 6/1/2023	355,000	372,610

Series 2015A, Rev., 5.00%, 12/1/2023	175,000	186,393

Series 2015A, Rev., 5.00%, 6/1/2024	150,000	162,365

Series 2015A, Rev., 5.00%, 6/1/2025	305,000	339,539

Missouri State Board of Public Buildings

Series 2016A, Rev., 4.00%, 4/1/2022	75,000	75,215

Series 2015B, Rev., 5.00%, 4/1/2022	85,000	85,312

Series 2017A, Rev., 5.00%, 4/1/2022	40,000	40,147

Series 2014A, Rev., 5.00%, 10/1/2022	135,000	138,371

Series 2015B, Rev., 5.00%, 4/1/2023	25,000	26,105

Series 2014A, Rev., 4.00%, 10/1/2023	95,000	96,632

Rev., 5.00%, 10/1/2023	50,000	53,109

Series 2020B, Rev., 5.00%, 10/1/2023	30,000	31,865

Series 2015B, Rev., 5.00%, 4/1/2024	100,000	107,869

Missouri State Environmental Improvement and Energy Resources Authority, State Revolving Funds Program

Series 2013A, Rev., 5.00%, 7/1/2022	45,000	45,660

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	347

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Missouri — continued

Series 2015B, Rev., 5.00%, 7/1/2023	25,000	26,338

Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water

Series 2020A, Rev., 5.00%, 1/1/2023	25,000	25,871

Series 2013A, Rev., 5.00%, 7/1/2024	60,000	63,245

North Kansas City School District No. 74, Direct Deposit Program Series 2016A, GO, 5.00%, 3/1/2022	100,000	100,000

Park Hill School District of Platte County, Missouri Direct Deposit Program

GO, 5.00%, 3/1/2022	50,000	50,000

GO, 5.00%, 3/1/2023	40,000	41,651

Perry County School District No. 32 COP, 2.00%, 4/15/2022	60,000	60,095

Plaza at Noah’s Ark Community Improvement District

Rev., 3.00%, 5/1/2022	125,000	125,161

Rev., 3.00%, 5/1/2023	150,000	150,921

Poplar Bluff R-I School District COP, AGM, 5.00%, 3/1/2022	60,000	60,000

Raytown C-2 School District Series 2018B, COP, 5.00%, 4/1/2022 (b)	35,000	35,123

Republic School District No. R-3, Missouri Direct Deposit Program GO, 4.00%, 3/1/2022	25,000	25,000

Rock Township Ambulance District GO, 4.00%, 3/1/2022	25,000	25,000

School of the Osage Series C, GO, 5.00%, 3/1/2022	25,000	25,000

School of the Osage, School Building Series A, GO, 4.50%, 3/1/2022	25,000	25,000

Shelby County School District No. R-IV COP, 3.00%, 4/15/2022	125,000	125,339

Southeast Missouri State University Rev., 5.00%, 4/1/2022	25,000	25,086

Springfield School District No. R-12 GO, 3.00%, 3/1/2022	135,000	135,000

Springfield School District No. R-12, Missouri Direct Deposit Program

GO, 4.00%, 3/1/2022	30,000	30,000

Series 2014B, GO, 5.00%, 3/1/2023	20,000	20,826

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Missouri — continued

St. Charles Community College GO, 4.00%, 2/15/2023	35,000	36,023

St. Charles County Ambulance District GO, 4.00%, 3/1/2023	40,000	41,247

St. Charles County Francis Howell R-III School District, Missouri Direct Deposit Program GO, 3.00%, 3/1/2022	25,000	25,000

St. Charles County Public Water Supply District No. 2

COP, 5.00%, 12/1/2022	80,000	82,409

Series 2016B, COP, 5.00%, 12/1/2022	30,000	30,904

COP, 3.00%, 12/1/2023	45,000	46,347

St. Charles County School District No. R-IV Wentzville

COP, 5.00%, 4/1/2022	60,000	60,214

COP, 4.00%, 4/1/2023	135,000	139,239

St. Charles County School District No. R-IV Wentzville, Missouri Direct Deposit Program GO, 4.00%, 3/1/2022	60,000	60,000

St. Joseph Industrial Development Authority, Sewer System Improvements Project Series 2015B, Rev., 5.00%, 4/1/2023	20,000	20,856

St. Louis County Industrial Development Authority, Friendship Village Chesterfield Rev., 5.00%, 9/1/2022 (b)	50,000	51,062

St. Louis County Reorganized School District No. R-6 GO, 5.00%, 2/1/2023	160,000	165,993

St. Louis County School District C-2 Parkway Series 2012-A, GO, 5.00%, 3/1/2022	70,000	70,000

St. Louis Junior College District Building Corp. Rev., 3.00%, 4/1/2022	50,000	50,092

St. Louis Municipal Finance Corp., Sales Tax Rev., 5.00%, 2/15/2023	75,000	77,815

St. Louis School District, Missouri Direct Deposit Program

GO, Zero Coupon, 4/1/2022	115,000	114,944

GO, 4.00%, 4/1/2024	100,000	100,256

Tender Option Bond Trust Receipts/Certificates Series 2018-XG0176, Rev., VRDO, LIQ: Royal Bank of Canada, 0.32%, 3/9/2022 (c) (e)	9,500,000	9,500,000

Total Missouri		44,873,631

SEE NOTES TO FINANCIAL STATEMENTS.

348	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Montana — 0.2%

Broadwater County K-12 School District No. 1 Townsend GO, 4.00%, 7/1/2022	50,000	50,553

City of Billings Series 2012A, GO, 3.00%, 7/1/2023	35,000	35,057

Flathead County High School District No. 5 Kalispell GO, 2.00%, 7/1/2022	50,000	50,214

Gallatin County High School District No. 7 Bozeman GO, 4.00%, 6/1/2022	25,000	25,215

Gallatin County School District No. 3 Manhattan GO, 3.00%, 7/1/2022	50,000	50,378

Gallatin County School District No. 44 Belgrade, School Building GO, 5.00%, 6/1/2022	225,000	227,407

Missoula County Elementary School District No. 1, School Building GO, 4.00%, 7/1/2022	25,000	25,280

Montana Facility Finance Authority, Billings Clinic Obligated Group Series 2018C, Rev., (SIFMA Municipal Swap Index Yield + 0.55%), 0.75%, 3/10/2022 (d)	5,195,000	5,198,643

Montana Facility Finance Authority, School Health System Series 2019A, Rev., 5.00%, 1/1/2023	70,000	72,375

Montana State Board of Regents, Montana State University Series 2017D, Rev., 5.00%, 11/15/2022	50,000	51,505

State of Montana Series 2020G, GO, 5.00%, 8/1/2022	25,000	25,456

Yellowstone County School District No. 2 Billings, School Building GO, 5.00%, 6/15/2022	70,000	70,882

Total Montana		5,882,965

Nebraska — 1.4%

Central Plains Energy Project, Gas Project No. 4 Series 2018A, Rev., 5.00%, 1/1/2024 (c)	970,000	1,024,699

Central Plains Energy, Project NEB Gas Rev., 5.00%, 9/1/2022	19,490,000	19,871,474

City of Grand Island, Combined Utility System Series 2020A, Rev., AGM, 4.00%, 8/15/2022	20,000	20,298

City of Lincoln, Electric System

Rev., 3.00%, 9/1/2022 (b)	25,000	25,288

Rev., 5.00%, 9/1/2022 (b)	100,000	102,150

Rev., 5.00%, 9/1/2022	495,000	505,639

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Nebraska — continued

Rev., 2.70%, 9/1/2023	10,000	10,249

City of Lincoln, Sanitary Sewer Rev., 4.00%, 6/15/2022	35,000	35,343

City of Lincoln, Stormwater Drainage and Flood Management System GO, 3.00%, 12/15/2023	40,000	41,338

City of Lincoln, Water Rev., 3.00%, 8/15/2022	25,000	25,266

City of Omaha

Series 2014B, GO, 5.00%, 11/15/2022	100,000	102,989

Series A, GO, 5.00%, 11/15/2022	40,000	41,195

City of Omaha, Convention Center GO, 5.25%, 4/1/2022	60,000	60,232

City of Omaha, Sanitary Sewerage System

Rev., 4.00%, 4/1/2022	25,000	25,072

Series 2020A, Rev., 4.00%, 4/1/2022	20,000	20,057

Rev., 5.00%, 4/1/2022	25,000	25,092

Rev., 3.25%, 11/15/2022 (b)	45,000	45,787

Rev., 4.00%, 11/15/2022 (b)	75,000	76,710

Rev., 5.00%, 11/15/2022 (b)	125,000	128,727

Series 2020A, Rev., 4.00%, 4/1/2023	185,000	191,215

Series 2020A, Rev., 4.00%, 4/1/2025	35,000	37,748

City of Omaha, Various Purpose

Series 2012A, GO, 3.00%, 11/15/2022	50,000	50,795

Series 2012A, GO, 3.25%, 11/15/202 2 (b)	75,000	76,311

County of Douglas, Creighton University Projects

Rev., (SIFMA Municipal Swap Index Yield + 0.53%), 0.73%, 3/10/2022 (d)	8,000,000	8,027,585

Rev., 5.00%, 7/1/2022	205,000	207,902

Douglas County Hospital Authority No. 2, Health Facilities, Nebraska Medicine

Series 2020A, Rev., (SIFMA Municipal Swap Index Yield + 0.50%), 0.70%, 3/10/2022 (d) (e)	5,000,000	5,000,535

Rev., 5.00%, 5/15/2023	25,000	26,206

Douglas County School District No. 17, Millard Public School Series 2015B, GO, 5.00%, 6/15/2022	305,000	308,890

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	349

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Nebraska — continued

Douglas County School District No. 59, Bennington Public Schools GO, 3.25%, 6/7/2022 (b)	100,000	100,697

Douglas County School District, Elkhorn Public Schools Series 2019, GO, 5.00%, 12/15/2022	25,000	25,833

Grand Island Electric Department

Rev., 5.00%, 8/15/2022 (b)	50,000	50,988

Rev., 5.00%, 8/15/2023 (b)	50,000	52,881

Metropolitan Community College Area, Fort Omaha Campus Project COP, 5.00%, 3/1/2022	125,000	125,000

Metropolitan Utilities District of Omaha Water System Rev., 5.00%, 12/1/2022	175,000	180,498

Municipal Energy Agency of Nebraska, Power Supply System

Series 2013A, Rev., 4.00%, 4/1/2022	75,000	75,212

Series 2012A, Rev., 5.00%, 4/1/2022	25,000	25,091

Series 2013A, Rev., 5.00%, 4/1/2023	40,000	41,746

Series 2016A, Rev., 5.00%, 4/1/2023	40,000	41,746

Series 2022A, Rev., 5.00%, 4/1/2023	105,000	109,573

Nebraska Cooperative Republican Platte Enhancement Project

Rev., AGM, 4.00%, 5/1/2022 (b)	110,000	110,611

Series 2020A, Rev., 2.00%, 12/15/2022	445,000	448,014

Series 2020A, Rev., 2.00%, 12/15/2023	905,000	914,008

Nebraska Investment Finance Authority, Single Family Housing

Series 2019D, Rev., GNMA/FNMA/FHLMC, 1.50%, 3/1/2022	5,000	5,000

Series 2019A, Rev., GNMA/FNMA/FHLMC, 1.80%, 3/1/2022	10,000	10,000

Series 2020A, Rev., GNMA/FNMA/FHLMC, 0.80%, 9/1/2022	245,000	244,899

Series 2018C, Rev., 2.13%, 9/1/2022	55,000	55,308

Nebraska Public Power District

Series A, Rev., 4.00%, 1/1/2023	10,000	10,263

Series 2021A, Rev., 5.00%, 1/1/2023	1,500,000	1,551,782

Series 2021B, Rev., 5.00%, 1/1/2023	450,000	465,534

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Nebraska — continued

Series B, Rev., 5.00%, 1/1/2023	40,000	41,381

Series C, Rev., 5.00%, 1/1/2023	415,000	429,326

Series 2020A, Rev., 0.60%, 7/1/2023 (c)	640,000	633,848

Series 2021C, Rev., 5.00%, 1/1/2024	100,000	106,980

Series 2012B, Rev., 5.00%, 1/1/2025	140,000	144,571

Series 2021A, Rev., 5.00%, 1/1/2025	525,000	577,951

Series A-1, Rev., 5.00%, 1/1/2025	35,000	38,530

Series 2021A, Rev., 5.00%, 1/1/2027	400,000	465,260

Northeast Community College Area, Limited Tax GO, 3.00%, 7/15/2022	50,000	50,421

Omaha Public Facilities Corp., Library and Parking Projects Series 2016C, Rev., 3.00%, 8/15/2023	100,000	102,750

Omaha Public Facilities Corp., Omaha Baseball Stadium Project Series 2016A, Rev., 5.00%, 6/1/2023	25,000	26,227

Omaha Public Power District Nebraska City Station Unit 2

Series 2015A, Rev., 5.00%, 2/1/2023	55,000	57,039

Series 2016A, Rev., 5.00%, 2/1/2023	20,000	20,742

Omaha Public Power District, Electric System

Series 2016A, Rev., 5.00%, 2/1/2023	30,000	31,124

Series B, Rev., 5.00%, 2/1/2025	125,000	136,193

Omaha-Douglas Public Building Commission, Limited Tax GO, 5.00%, 5/1/2022 (b)	30,000	30,220

Papillion-La Vista School District No. 27

Series 2019B, GO, 3.00%, 12/1/2022	125,000	127,003

Series 2016A, GO, 4.00%, 12/1/2022	25,000	25,586

Series 2020B, GO, 4.00%, 12/1/2022	250,000	255,862

Series 2020B, GO, 4.00%, 12/1/2023	35,000	36,707

Papio-Missouri River Natural Resource District, Nebraska Flood Protection and Water Quality Enhancement

GO, 4.00%, 6/15/2022 (b)	85,000	85,839

SEE NOTES TO FINANCIAL STATEMENTS.

350	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Nebraska — continued

GO, 5.00%, 6/15/2022 (b)	30,000	30,382

Public Power Generation Agency, Whelan Energy Center Unit 2 Series 2015A, Rev., 5.00%, 1/1/2024	55,000	58,601

Scotts Bluff County School District No. 16, Gering Public Schools GO, 5.00%, 5/30/2022 (b)	20,000	20,217

State of Nebraska Series 2020A, COP, 3.00%, 9/1/2023	45,000	46,321

University of Nebraska Facilities Corp.

Series 2017A, Rev., 4.00%, 7/15/2022	205,000	207,597

Rev., 5.00%, 7/15/2022	20,000	20,327

Rev., 5.00%, 7/15/2023	125,000	131,883

University of Nebraska Facilities Corp., University System Facilities, Tax Exempt Series 2019B, Rev., 4.00%, 10/1/2022	35,000	35,674

University of Nebraska Facilities Corp., UNO Community Facilities Series 2013A, Rev., 4.00%, 11/15/2023 (b)	70,000	73,393

University of Nebraska, Kearney Student Housing Project Rev., 3.00%, 7/1/2022 (b)	25,000	25,199

University of Nebraska, OMAHA Student Housing Project Rev., 3.25%, 5/15/2024 (b)	60,000	62,654

Total Nebraska		44,895,284

Nevada — 0.7%

Carson City School District, Limited Tax Series 2019A, GO, 5.00%, 6/1/2023	75,000	78,711

City of Henderson

Series 2013B, GO, 4.00%, 6/1/2022	50,000	50,423

Series 2012A, GO, 5.00%, 6/1/2022	60,000	60,655

Series 2012A, GO, 4.00%, 12/1/2022 (b)	50,000	51,199

Series 2012A, GO, 5.00%, 12/1/2022 (b)	80,000	82,513

Series 2012A, GO, 5.00%, 6/1/2023	25,000	25,747

City of Las Vegas Series 2015C, GO, 5.00%, 9/1/2022	50,000	51,082

City of Las Vegas, City Hall Series 2015C, GO, 5.00%, 9/1/2024	125,000	136,386

City of Las Vegas, Limited Tax

Series 2014A, GO, 5.00%, 5/1/2022	85,000	85,629

Series 2019C, GO, 5.00%, 6/1/2022	50,000	50,554

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Nevada — continued

Clark County School District, Limited Tax

Series 2015B, GO, 5.00%, 6/15/2022	55,000	55,677

Series 2015D, GO, 5.00%, 6/15/2022	25,000	25,308

Series 2016A, GO, 5.00%, 6/15/2022	290,000	293,571

Series 2016B, GO, 5.00%, 6/15/2022	25,000	25,308

Series 2017A, GO, 5.00%, 6/15/2022	545,000	551,712

Series 2017C, GO, 5.00%, 6/15/2022	70,000	70,862

Series 2015C, GO, 5.00%, 6/15/2023	400,000	419,971

Series 2016A, GO, 5.00%, 6/15/2023	50,000	52,496

Series 2016B, GO, 5.00%, 6/15/2023	100,000	104,993

Series 2016D, GO, 5.00%, 6/15/2023	75,000	78,745

Series 2017A, GO, 5.00%, 6/15/2023	350,000	367,475

Series C, GO, 5.00%, 6/15/2023	75,000	78,745

Clark County School District, Limited Tax, Various Purpose Series 2016F, GO, 3.00%, 6/15/2026	100,000	100,134

Clark County Water Reclamation District, Limited Tax

GO, 5.00%, 7/1/2022	370,000	375,437

GO, 5.00%, 7/1/2023	220,000	231,626

County of Clark

GO, 5.00%, 6/1/2022	35,000	35,388

Rev., 5.00%, 7/1/2022	100,000	101,432

GO, 5.00%, 6/1/2023	35,000	36,745

Rev., 5.00%, 7/1/2023	225,000	236,737

County of Clark, Department of Aviation, Nevada Airport System, Las Vegas-McCarran International Airport Passenger Facility Charge Series 2012B, Rev., 5.00%, 7/1/2022	305,000	309,369

County of Clark, Department of Aviation, Nevada Airport System, Subordinate Lien

Series 2019D, Rev., 5.00%, 7/1/2023	1,120,000	1,178,422

Series 2019D, Rev., 5.00%, 7/1/2024	400,000	434,194

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	351

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Nevada — continued

Series 2019D, Rev., 5.00%, 7/1/2025	40,000	44,663

Series A-2, Rev., 5.00%, 7/1/2025	125,000	135,234

County of Clark, Department of Aviation, Nevada Airport System, Subordinate Lien, McCarran International Airport Series 2019A, Rev., 5.00%, 7/1/2023	190,000	199,911

County of Clark, Department of Aviation, Subordinate Lien Series 2019D, Rev., 5.00%, 7/1/2022	650,000	659,311

County of Clark, Flood Control, Limited Tax

GO, 5.00%, 11/1/2022	265,000	272,514

GO, 5.00%, 11/1/2023	90,000	95,790

County of Clark, Indexed Fuel Tax and Subordinate Motor Vehicle Fuel Tax Rev., 5.00%, 7/1/2025	710,000	792,772

County of Clark, Las Vegas Convention and Visitors Authority, Limited Tax

Series 2017C, GO, 5.00%, 7/1/2022	35,000	35,513

GO, 5.00%, 7/1/2023	20,000	21,057

Series 2017C, GO, 5.00%, 7/1/2023	85,000	89,492

County of Clark, Limited Tax

GO, 5.00%, 7/1/2022	60,000	60,880

Series 2015A, GO, 5.00%, 7/1/2022	25,000	25,366

Series 2016A, GO, 5.00%, 11/1/2022	125,000	128,544

Series 2016B, GO, 5.00%, 11/1/2022	960,000	987,221

Series 2020B, GO, 5.00%, 11/1/2022	30,000	30,851

Series 2019A, GO, 5.00%, 12/1/2022	170,000	175,380

Series 2015A, GO, 5.00%, 7/1/2023	295,000	310,590

Series 2016B, GO, 5.00%, 11/1/2023	25,000	26,608

Series 2019A, GO, 5.00%, 12/1/2023	75,000	80,031

Series 2016B, GO, 5.00%, 11/1/2024	45,000	49,409

County of Clark, Nevada Highway, Motor Vehicle Fuel Tax

Rev., 5.00%, 7/1/2022	45,000	45,644

Rev., 5.00%, 7/1/2023	695,000	731,253

County of Clark, Nevada Power Co. Rev., 1.65%, 3/31/2023 (c)	350,000	352,065

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Nevada — continued

County of Clark, Park Improvement, Limited Tax GO, 5.00%, 12/1/2024	25,000	27,519

County of Clark, Passenger Facility Charge, Las Vegas-McCarran International Airport Passenger Facility

Series 2015C, Rev., 5.00%, 7/1/2022	300,000	304,297

Series 2019E, Rev., 5.00%, 7/1/2022	1,020,000	1,034,611

Series 2019E, Rev., 5.00%, 7/1/2023	25,000	26,304

County of Clark, Sales and Excise Tax Rev., 5.00%, 7/1/2023	25,000	26,338

County of Clark, Transportation Improvement, Limited Tax

Series 2018B, GO, 5.00%, 12/1/2023	20,000	21,342

Series 2018B, GO, 5.00%, 12/1/2025	35,000	39,607

Series 2019B, GO, 5.00%, 6/1/2026	300,000	343,524

County of Washoe, Fuel Tax Rev., 5.00%, 2/1/2023	35,000	36,314

County of Washoe, Gas and Water Facilities, Sierra Pacific Power Co. Project Series 2016B, Rev., 3.00%, 6/1/2022 (c)	2,650,000	2,663,230

County of Washoe, Limited Tax

Series 2012B, GO, 3.00%, 3/1/2023	125,000	125,000

Series 2012B, GO, 3.00%, 3/1/2025	335,000	335,000

County of Washoe, Limited Tax, Various Purpose Series 2012A, GO, 3.00%, 3/1/2024	50,000	50,000

County of Washoe, Sales Tax Series 2016A, Rev., 5.00%, 12/1/2022	140,000	144,387

Las Vegas Convention and Visitors Authority Rev., 5.00%, 7/1/2022	100,000	101,422

Las Vegas Valley Water District

Series 2012B, GO, 5.00%, 6/1/2022	460,000	465,001

Series 2012B, GO, 5.00%, 6/1/2022	195,000	197,160

Las Vegas Valley Water District, Limited Tax

Series 2015A, GO, 5.00%, 6/1/2022	355,000	358,932

Series 2016B, GO, 5.00%, 6/1/2022	100,000	101,107

Series 2017A, GO, 5.00%, 6/1/2022	235,000	237,603

Series 2018B, GO, 5.00%, 6/1/2022	190,000	192,104

Series 2019B, GO, 5.00%, 6/1/2022	65,000	65,720

SEE NOTES TO FINANCIAL STATEMENTS.

352	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Nevada — continued

Series 2016B, GO, 5.00%, 6/1/2023	20,000	21,010

Series 2019B, GO, 5.00%, 6/1/2023	60,000	63,030

Series C, GO, 5.00%, 9/15/2023	110,000	116,688

Series B, GO, 5.00%, 12/1/2023	60,000	64,079

Las Vegas Valley Water District, Water Improvement, Limited Tax

Series 2016A, GO, 5.00%, 6/1/2022	145,000	146,606

Series 2016A, GO, 5.00%, 6/1/2023	65,000	68,283

Nevada Housing Division, Whittell Pointe Apartments Rev., 0.30%, 10/1/2022 (c)	175,000	174,371

Nevada System of Higher Education

Rev., 4.00%, 7/1/2022	140,000	141,600

Series 2015A, Rev., 4.00%, 7/1/2022	25,000	25,286

Series 2013B, Rev., 5.00%, 7/1/2022	295,000	299,345

Series 2014A, COP, 5.00%, 7/1/2022	150,000	152,128

Series 2020A, COP, 5.00%, 7/1/2022	300,000	304,257

Rev., 5.00%, 7/1/2023	265,000	278,529

Series 2012A, Rev., 5.00%, 7/1/2023	125,000	126,669

Series 2013B, Rev., 5.00%, 7/1/2024	180,000	189,562

State of Nevada Highway Improvement, Motor Vehicle Fuel Tax

Rev., 4.00%, 12/1/2022	125,000	128,026

Rev., 5.00%, 12/1/2022	60,000	61,899

Series 2020A, Rev., 5.00%, 12/1/2022	245,000	252,753

Rev., 5.00%, 12/1/2023	155,000	165,398

State of Nevada, Capital Improvement and Cultural Affairs

Series 2013D-1, GO, 5.00%, 3/1/2022	355,000	355,000

Series 2014A, GO, 5.00%, 4/1/2022	40,000	40,147

GO, 5.00%, 8/1/2022	25,000	25,455

Series 2015B, GO, 5.00%, 11/1/2022	85,000	87,410

Series 2013D-1, GO, 5.00%, 3/1/2023	130,000	135,300

Series 2015B, GO, 5.00%, 11/1/2024	25,000	27,470

Series 2015B, GO, 5.00%, 11/1/2025	20,000	22,264

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Nevada — continued

State of Nevada, Capital Improvement, Limited Tax Series 2017A, GO, 5.00%, 5/1/2022	20,000	20,148

State of Nevada, Historic Preservation Series 2018A, GO, 5.00%, 4/1/2022	40,000	40,147

State of Nevada, Limited Tax

Series 2015D, GO, 5.00%, 4/1/2022	45,000	45,165

GO, 5.00%, 6/1/2022	25,000	25,277

Series 2013B, GO, 4.00%, 8/1/2022	20,000	20,281

Series 2015C, GO, 5.00%, 11/1/2022	25,000	25,709

Series 2015E, GO, 5.00%, 2/1/2023	20,000	20,753

Series 2015D, GO, 5.00%, 4/1/2023	65,000	67,853

State of Nevada, Municipal Bond Bank Project No. 80, Limited Tax Series 2012-A, GO, 4.00%, 11/1/2024	340,000	341,836

State of Nevada, Natural Resources, Limited Tax Series 2012C, GO, 5.00%, 8/1/2022	35,000	35,637

State of Nevada, Open Space Parks and Natural Resources, Limited Tax Series 2012-D, GO, 5.00%, 6/1/2022	85,000	85,941

State of Nevada, Water Pollution Control GO, 5.00%, 8/1/2022	25,000	25,455

Truckee Meadows Water Authority Rev., 5.00%, 7/1/2022	115,000	116,705

Washoe County School District, Limited Tax

GO, 5.00%, 10/1/2022	45,000	46,113

Series 2017D, GO, 5.00%, 6/1/2023	175,000	183,726

Series A, GO, PSF-GTD, 5.00%, 6/1/2023	25,000	26,246

Total Nevada		22,683,424

New Hampshire — 0.1%

Bedford School District Series 2014A, GO, 5.00%, 7/15/2022	55,000	55,897

City of Concord GO, 4.00%, 7/15/2022	40,000	40,501

City of Dover

GO, 5.00%, 6/15/2022	185,000	187,359

Series 2017B, GO, 5.00%, 12/15/2022	50,000	51,658

GO, 5.00%, 6/15/2023	35,000	36,817

City of Keene

GO, AGM, 4.00%, 5/15/2022	20,000	20,141

GO, 4.00%, 11/1/2022	30,000	30,648

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	353

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

New Hampshire — continued

City of Nashua GO, 5.00%, 9/15/2022	25,000	25,581

County of Rockingham, Municipal Purpose Loan GO, 3.00%, 5/15/2023	30,000	30,746

New Hampshire Health and Education Facilities Authority Act

Rev., 5.00%, 7/1/2022	35,000	35,509

Series 2017A, Rev., 5.00%, 7/1/2023	35,000	36,792

New Hampshire Health and Education Facilities Authority Act, Concord Hospital Series 2013A, Rev., 4.00%, 10/1/2022 (b)	660,000	672,196

New Hampshire Health and Education Facilities Authority Act, Southern New Hampshire University Rev., 5.00%, 1/1/2023 (b)	40,000	41,367

New Hampshire Municipal Bond Bank

Series 2012C, Rev., 4.00%, 8/15/2022	35,000	35,532

Series 2016D, Rev., 4.00%, 8/15/2022	25,000	25,380

Series 2016B, Rev., 5.00%, 8/15/2022	25,000	25,493

Series 2017B, Rev., 5.00%, 8/15/2022	50,000	50,986

Series 2020B, Rev., 5.00%, 8/15/2022	40,000	40,789

Series 2021C, Rev., 5.00%, 8/15/2022	45,000	45,887

Series 2017A, Rev., 5.00%, 2/15/2023	100,000	103,928

New Hampshire State Turnpike System Series 2015A, Rev., 5.00%, 10/1/2022	90,000	92,237

State of New Hampshire

Series 2014A, GO, 5.00%, 3/1/2022	115,000	115,000

Series 2020C, GO, 5.00%, 12/1/2022	35,000	36,129

Series 2014A, GO, 5.00%, 3/1/2023	80,000	83,351

State of New Hampshire, Capital Improvement

Series 2016B, GO, 5.00%, 6/1/2022	50,000	50,564

Series 2018A, GO, 5.00%, 12/1/2022	145,000	149,677

Town of Londonderry

GO, NATL-RE, 4.10%, 7/1/2022	20,000	20,234

Total New Hampshire		2,140,399

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

New Jersey — 8.7%

Atlantic County Improvement Authority (The), Atlantic City Campus Phase II Project

Series 2016B, Rev., AGM, GTD, 5.00%, 9/1/2022	45,000	45,922

Series 2016A, Rev., AGM, 5.00%, 7/1/2023	30,000	31,442

Atlantic County Improvement Authority (The), The Egg Harbor Township Golf Corp., Project Rev., AGM, GTD, 5.00%, 11/1/2022	30,000	30,804

Barrington Board of Education GO, 4.00%, 4/1/2023	35,000	36,099

Bergen County Improvement Authority (The), Bergen New Bridge Medical Center Series 2020A, Rev., GTD, 3.00%, 8/15/2022	750,000	757,005

Bergen County Improvement Authority (The), Englewood Board of Education Rev., GTD, 5.00%, 4/1/2022	50,000	50,185

Bergen County Improvement Authority (The), Guaranteed Fort Lee Board of Education

Rev., GTD, 5.00%, 8/15/2022	25,000	25,495

Rev., GTD, 4.00%, 12/1/2022 (b)	45,000	46,079

Rev., GTD, 5.00%, 12/1/2022	75,000	77,374

Bergen County Improvement Authority (The), Guaranteed Governmental Loan

Series 2016C, Rev., GTD, 4.00%, 8/15/2022	55,000	55,849

Rev., GTD, 5.00%, 10/15/2022	30,000	30,797

Bergen County Improvement Authority (The), Saddle Brook Project

Rev., GTD, 5.00%, 8/1/2022	30,000	30,549

Rev., GTD, 5.00%, 9/1/2022	35,000	35,758

Bernards Township School District Series 2013B, GO, 5.00%, 1/1/2023	50,000	51,726

Borough of Alpine GO, BAN, 2.00%, 11/16/2022	2,325,311	2,340,080

Borough of Avalon GO, 4.00%, 5/15/2022	25,000	25,177

Borough of Bloomingdale GO, BAN, 2.00%, 2/22/2023	8,676,000	8,747,900

Borough of Chatham GO, BAN, 1.25%, 5/20/2022	3,649,000	3,651,855

Borough of Cliffside Park GO, BAN, 1.25%, 9/30/2022	5,510,000	5,519,115

SEE NOTES TO FINANCIAL STATEMENTS.

354	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

New Jersey — continued

Borough of Cresskill GO, 2.00%, 3/1/2022	20,000	20,000

Borough of Dumont GO, 2.50%, 5/15/2022	50,000	50,198

Borough of Englewood Cliffs GO, BAN, 2.00%, 2/17/2023	5,945,049	5,991,436

Borough of Fair Haven GO, 4.00%, 10/1/2022	25,000	25,462

Borough of Flemington GO, BAN, 1.50%, 10/27/2022	5,984,000	6,002,790

Borough of Frenchtown GO, BAN, 1.50%, 10/21/2022	1,285,183	1,288,670

Borough of Haddonfield GO, BAN, 2.00%, 2/17/2023	11,038,750	11,126,998

Borough of Haledon GO, 2.00%, 10/15/2022	45,000	45,269

Borough of Harrington Park GO, BAN, 1.50%, 5/18/2022	3,830,000	3,834,989

Borough of Haworth GO, BAN, 1.50%, 11/10/2022	2,436,000	2,442,840

Borough of Hawthorne GO, BAN, 1.50%, 9/9/2022	2,696,500	2,703,038

Borough of Hightstown GO, 5.00%, 4/1/2022	50,000	50,176

Borough of Kinnelon GO, BAN, 1.50%, 9/30/2022	1,304,000	1,307,662

Borough of Lakehurst GO, 2.50%, 12/1/2022	40,000	40,366

Borough of Metuchen GO, 2.25%, 9/1/2022	145,000	146,090

Borough of Morris Plains GO, BAN, 1.50%, 12/9/2022	1,415,880	1,420,020

Borough of Oakland, General Improvement GO, 3.00%, 12/1/2022	25,000	25,410

Borough of Ogdensburg GO, BAN, 1.50%, 10/28/2022	1,239,000	1,242,737

Borough of Palisades Park GO, BAN, 1.50%, 3/18/2022	4,268,000	4,269,417

Borough of Paramus GO, BAN, 1.50%, 10/14/2022	14,409,000	14,451,920

Borough of Pitman Series A, GO, BAN, 1.50%, 12/13/2022	4,287,927	4,301,863

Borough of Point Pleasant, General Improvement GO, 4.00%, 7/15/2022	20,000	20,249

Borough of Ramsey, Water and Sewer Utilities GO, BAN, 1.25%, 6/3/2022	11,360,000	11,369,605

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

New Jersey — continued

Borough of Ringwood GO, BAN, 1.50%, 4/8/2022	5,650,223	5,654,201

Borough of Rutherford GO, 3.00%, 11/1/2022	65,000	65,962

Borough of Seaside Heights

GO, 4.00%, 8/15/2022	80,000	81,103

GO, AGM, 2.75%, 12/1/2022	25,000	25,337

Borough of Somerdale GO, 2.00%, 5/1/2022	20,000	20,045

Borough of South Bound Brook, General Improvement GO, 3.00%, 8/15/2022	30,000	30,317

Borough of South Plainfield, General Improvement GO, 4.00%, 4/1/2022	100,000	100,279

Borough of South River, General Improvement

GO, 3.00%, 12/1/2022	55,000	55,881

GO, 4.00%, 12/1/2022	65,000	66,524

Borough of Spotswood, Water and Sewer Utilities GO, 2.25%, 12/1/2022	25,000	25,261

Borough of Waldwick GO, 2.00%, 11/1/2022	50,000	50,360

Borough of Woodbury Heights GO, 2.00%, 7/15/2022	25,000	25,126

Brick Township Board of Education GO, 4.00%, 1/1/2025	35,000	37,501

Brick Township Municipal Utilities Authority (The) Series 2016A, Rev., GTD, 5.00%, 12/1/2022	40,000	41,235

Bridgewater-Raritan Regional School District GO, 4.50%, 5/1/2022	90,000	90,585

Burlington County Bridge Commission, Governmental Leasing Program

Rev., 5.00%, 4/15/2022	25,000	25,134

Rev., 5.00%, 10/1/2022	95,000	97,355

Series 2014A, Rev., GTD, 5.00%, 12/1/2022	20,000	20,627

Rev., 5.00%, 4/15/2023	25,000	26,130

Series 2020C-1, Rev., 4.00%, 11/15/2023	75,000	78,646

Burlington County Bridge Commission, Governmental Loan Program

Rev., GTD, 5.00%, 8/1/2022	25,000	25,451

Rev., GTD, 5.00%, 12/1/2022	240,000	247,521

Series 2013A, Rev., GTD, 5.00%, 12/1/2023	80,000	82,362

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	355

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

New Jersey — continued

Burlington County Bridge Commission, Guaranteed Bridge System Rev., GTD, 5.00%, 10/1/2022	135,000	138,347

Burlington Township Board of Education GO, 1.75%, 7/15/2022	70,000	70,278

Camden County Improvement Authority (The)

Rev., GTD, 2.38%, 6/1/2022	30,000	30,127

Series 2015A, Rev., GTD, 5.00%, 9/1/2022	25,000	25,530

Rev., GTD, 5.00%, 1/15/2023	100,000	103,544

Series A, Rev., GTD, 5.00%, 1/15/2023	40,000	41,418

Series 2012A, Rev., GTD, 2.25%, 6/1/2023	75,000	75,216

Series 2017B, Rev., GTD, 4.00%, 1/15/2024	25,000	26,272

Series 2015A, Rev., GTD, 5.00%, 9/1/2024	25,000	27,251

Camden County Improvement Authority (The), Camden County College Project Rev., GTD, 5.00%, 1/15/2023	50,000	51,772

Camden County Improvement Authority (The), City Hall Project

Rev., GTD, 5.00%, 12/1/2022	75,000	77,322

Rev., GTD, 5.00%, 12/1/2025	30,000	33,902

Camden County Improvement Authority (The), Open Space Preservation Trust Fund Rev., GTD, 5.00%, 6/1/2023	50,000	50,489

Cape May County Bridge Commission Rev., GTD, 3.00%, 6/1/2022 (b)	25,000	25,151

Carlstadt School District GO, 5.00%, 5/1/2022	30,000	30,220

Chathams District Board of Education Series 2014A, GO, 5.00%, 7/15/2022	45,000	45,734

City of Brigantine GO, 4.00%, 10/15/2022	25,000	25,503

City of Clifton

GO, 5.00%, 8/15/2022	25,000	25,491

GO, 4.00%, 10/15/2022	70,000	71,411

GO, 3.00%, 10/15/2023	20,000	20,238

City of Elizabeth

GO, AGM, 2.50%, 4/1/2022	25,000	25,041

GO, AGM, 2.50%, 4/1/2023	25,000	25,424

GO, 3.00%, 4/1/2023	25,000	25,547

City of Elizabeth, General Improvement

GO, AGM, 3.00%, 4/1/2022	25,000	25,051

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

New Jersey — continued

GO, 4.00%, 8/15/2022	50,000	50,753

City of Elizabeth, Improvement and Sewer Utility GO, 3.00%, 4/1/2022	50,000	50,102

City of Englewood GO, 3.00%, 2/1/2023	115,000	117,187

City of Hoboken, Packaging Utility GO, 5.00%, 1/1/2023	25,000	25,872

City of Jersey City Series 2017A, GO, 4.00%, 11/1/2022	100,000	102,141

City of Lambertville GO, 5.00%, 3/1/2022	35,000	35,000

City of Long Branch Series 2020A, GO, 5.00%, 9/15/2025	30,000	33,616

City of New Brunswick GO, 4.00%, 3/15/2023	40,000	41,294

City of New Brunswick, Redevelopment Area, Cultural Center Project GO, AGM, 4.00%, 9/15/2022	34,000	34,608

City of Ocean City, General Improvement

Series 2020A&B, GO, 3.00%, 10/15/2022	25,000	25,356

GO, 4.00%, 12/15/2022	50,000	51,271

GO, 4.00%, 9/15/2023	120,000	125,377

Series 2020A&B, GO, 4.00%, 10/15/2023	50,000	52,341

GO, 4.00%, 9/15/2025	40,000	43,679

City of Orange Township GO, 4.00%, 12/1/2022	25,000	25,563

City of Perth Amboy GO, AGM, 3.13%, 3/15/2022 (b)	25,000	25,023

City of Plainfield, General Improvement GO, 4.00%, 8/15/2022	60,000	60,874

City of Rahway

GO, 4.00%, 4/15/2022	25,000	25,100

GO, 4.00%, 4/15/2023	100,000	103,238

GO, 4.00%, 8/1/2023	25,000	26,027

GO, 4.00%, 10/1/2023	25,000	26,127

City of Sea Isle City

GO, 3.00%, 9/1/2022	20,000	20,225

GO, 3.00%, 9/1/2023	45,000	46,260

City of Summit GO, 5.00%, 11/1/2022	20,000	20,568

City of Trenton GO, AGM, 4.00%, 7/15/2022	50,000	50,577

City of Vineland GO, 5.00%, 7/15/2022	25,000	25,396

City of Wildwood GO, 4.00%, 5/1/2022	20,000	20,112

Clifton Board of Education GO, 4.00%, 3/1/2022	50,000	50,000

SEE NOTES TO FINANCIAL STATEMENTS.

356	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

New Jersey — continued

County of Atlantic

GO, 3.00%, 4/1/2022	110,000	110,218

GO, 0.50%, 6/1/2024	1,805,000	1,741,886

County of Atlantic, State Aid College GO, 0.05%, 6/1/2022	580,000	579,049

County of Atlantic, Vocational School GO, 4.00%, 10/1/2023	25,000	26,127

County of Bergen

GO, 5.00%, 10/15/2022	65,000	66,720

GO, 3.00%, 11/1/2022	50,000	50,750

GO, 3.00%, 1/15/2023	75,000	76,395

County of Burlington

Series 2017A, GO, 3.00%, 7/15/2022	25,000	25,220

Series 2019A, GO, 2.00%, 5/1/2023	100,000	101,220

County of Burlington, General Improvement Series 2016A-1, GO, 4.00%, 9/1/2022	155,000	157,555

County of Cumberland, General Improvement GO, 4.00%, 8/15/2022	40,000	40,606

County of Essex

Series AC, GO, 5.00%, 3/1/2022	50,000	50,000

Series B, GO, 5.00%, 3/1/2022	25,000	25,000

Series A, GO, 2.00%, 9/1/2022	25,000	25,168

Series A, GO, 4.00%, 9/1/2022	20,000	20,333

GO, 5.00%, 9/1/2022	35,000	35,756

Series AC, GO, 5.00%, 3/1/2023	25,000	26,027

Series B, GO, 5.00%, 3/1/2023	50,000	52,053

GO, 3.00%, 8/1/2023	25,000	25,709

Series A, GO, 4.00%, 9/1/2023	20,000	20,890

County of Essex, Vocational School Bonds Series 2017B, GO, 5.00%, 9/1/2022	125,000	127,699

County of Gloucester

Series 2019A, GO, 5.00%, 9/15/2022	65,000	66,485

Series 2017B, GO, 4.00%, 10/15/2022	90,000	91,798

GO, 3.00%, 3/1/2023	25,000	25,501

County of Hudson

GO, 5.00%, 7/1/2022	35,000	35,508

Series A, GO, 5.00%, 7/1/2022	25,000	25,363

Series B, GO, 5.00%, 7/1/2022	50,000	50,726

GO, 5.00%, 12/1/2022	215,000	221,738

GO, 4.00%, 2/15/2023	50,000	51,481

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

New Jersey — continued

GO, 5.00%, 12/1/2023	25,000	26,659

Series B, GO, 4.00%, 7/1/2025	40,000	43,462

County of Mercer, County College GO, 4.00%, 6/1/2022	25,000	25,213

County of Middlesex

Series 2019A, GO, 4.00%, 11/15/2022	20,000	20,458

GO, 3.00%, 1/15/2023	15,000	15,285

GO, 4.00%, 1/15/2023	20,000	20,554

County of Middlesex, Civic Square II Redevelopment Associates LLC COP, 4.00%, 6/15/2023	25,000	25,946

County of Middlesex, Civic Square III Redevelopment Associates LLC COP, 4.00%, 6/15/2023	100,000	103,785

County of Middlesex, Civic Square III Redevelopment Associates, LLC COP, 4.00%, 6/15/2022	100,000	100,961

County of Middlesex, Civic Square IV Redevelopment Associates LLC COP, 5.00%, 10/15/2022	50,000	51,298

County of Middlesex, Vocational Technical School GO, 3.00%, 6/1/2022	30,000	30,184

County of Monmouth GO, 5.00%, 7/15/2023	25,000	26,359

County of Monmouth, Various Purpose

GO, 4.00%, 3/1/2022	75,000	75,000

Series 2015C, GO, 5.00%, 7/15/2022	290,000	294,687

County of Morris

GO, 4.00%, 10/15/2022	25,000	25,511

GO, 4.00%, 2/1/2023	25,000	25,723

County of Ocean

Series 2015A, GO, 4.00%, 8/1/2022	75,000	76,055

GO, 5.00%, 8/1/2022	125,000	127,274

County of Ocean, General Improvement

GO, 4.00%, 9/1/2022	45,000	45,751

GO, 5.00%, 10/1/2022	45,000	46,126

County of Passaic

Series 2015A, GO, 4.00%, 12/1/2022	20,000	20,483

Series 2016A, GO, 4.00%, 12/1/2022	125,000	128,016

County of Passaic, Consisting of General Improvement and College GO, 5.00%, 4/1/2023	25,000	26,094

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	357

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

New Jersey — continued

County of Passaic, Vocational School Series 2018B, GO, 4.00%, 12/1/2024	165,000	176,719

County of Somerset

GO, 4.00%, 7/15/2022	145,000	146,799

GO, 3.00%, 8/1/2022	25,000	25,242

GO, BAN, 1.00%, 9/7/2022	75,000	75,030

County of Somerset, General Improvement Series 2013A/B, GO, 2.50%, 10/1/2022	100,000	100,981

County of Sussex GO, 4.00%, 9/1/2022	25,000	25,407

County of Sussex, Vocational Technical School

GO, 2.00%, 6/15/2022	125,000	125,495

GO, 4.00%, 6/1/2023	60,000	62,227

County of Union

GO, BAN, 1.00%, 6/17/2022	290,000	290,244

Series B, GO, 3.00%, 3/1/2023	40,000	40,069

County of Union, Vocational Technical School

GO, 3.00%, 3/1/2022	45,000	45,000

GO, 5.00%, 3/1/2022	40,000	40,000

GO, 5.00%, 3/1/2023	45,000	46,853

Cumberland County Improvement Authority (The), County Correctional Facility Project Rev., GTD, 5.00%, 10/1/2022	20,000	20,497

Dover Board of Education GO, 4.00%, 4/1/2022	50,000	50,137

East Brunswick Township Board of Education GO, 5.00%, 11/1/2022	20,000	20,566

Egg Harbor Township School District

GO, AGM, 5.50%, 7/15/2022	45,000	45,810

GO, 5.00%, 9/15/2022	65,000	66,496

Essex County Improvement Authority

Rev., AMBAC, GTD, 5.25%, 12/15/2022	420,000	434,777

Series 2006, Rev., AMBAC, GTD, 5.25%, 12/15/2022	205,000	212,213

Essex County Improvement Authority, County Guaranteed Project Rev., GTD, 5.00%, 10/1/2022	50,000	51,254

Fair Lawn Board of Education GO, 3.13%, 9/1/2022	20,000	20,245

Flemington Raritan Regional Board of Education GO, 4.00%, 6/15/2022	80,000	80,792

Franklin Township Board of Education GO, 3.00%, 2/1/2023 (b)	160,000	163,087

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

New Jersey — continued

Freehold Township Board of Education

GO, 5.00%, 7/15/2022	50,000	50,797

GO, 5.00%, 2/15/2023	20,000	20,770

GO, 5.00%, 7/15/2023	25,000	25,362

Garden State Preservation Trust, Open Space and Farmland Preservation

Series 2003B, Rev., AGM, Zero Coupon, 11/1/2022	105,000	104,218

Series 2012A, Rev., 5.00%, 11/1/2022	195,000	199,803

Gloucester County Improvement Authority (The)

Series 2011A, Rev., GTD, 5.00%, 7/15/2023	20,000	21,070

Series 2013A, Rev., GTD, 5.00%, 9/1/2023	40,000	41,547

Series 2013A, Rev., GTD, 5.00%, 9/1/2024	15,000	15,592

Gloucester County Improvement Authority (The), County Capital Program Rev., GTD, 5.00%, 4/1/2022	25,000	25,091

Gloucester County Improvement Authority (The), GCSSSD/GCVTSD Project Rev., 4.00%, 5/15/2023	35,000	36,276

Gloucester County Improvement Authority (The), Shady Lane Nursing Home Project Rev., GTD, 4.00%, 12/1/2022	480,000	490,710

Gloucester County Improvement Authority (The),Rowan University Project Series B, Rev., 5.00%, 7/1/2022	75,000	76,049

Greater Egg Harbor Regional High School District GO, AGM, 3.25%, 7/15/2022	75,000	75,709

Green Brook Township School District GO, 3.50%, 5/15/2023	80,000	80,406

Hainesport Township School District GO, 5.00%, 1/15/2024	35,000	37,419

Highland Park School District GO, 4.50%, 3/1/2022 (b)	35,000	35,000

Hillsborough Township School District GO, 2.00%, 7/15/2022	220,000	221,051

Holmdel Township School District GO, 4.00%, 3/15/2023	25,000	25,796

Hopewell Valley Regional School District GO, 3.25%, 1/15/2025	25,000	26,174

SEE NOTES TO FINANCIAL STATEMENTS.

358	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

New Jersey — continued

Hudson County Improvement Authority, Capital Appreciation Series 2006A-1, Rev., GTD, NATL-RE, Zero Coupon, 12/15/2022	150,000	148,885

Hudson County Improvement Authority, County Secured, Vocational-Technical Schools Project

Rev., 5.00%, 5/1/2022	35,000	35,254

Rev., 5.00%, 5/1/2023	270,000	282,420

Rev., 5.00%, 5/1/2024	65,000	70,131

Hudson County Improvement Authority, Courthouse Project Rev., 4.00%, 10/1/2025	40,000	43,588

Hudson County Improvement Authority, Guttenberg Project

Rev., GTD, 5.00%, 8/1/2022	25,000	25,445

Rev., GTD, 5.00%, 8/1/2023	50,000	52,746

Jackson Township School District GO, 5.00%, 6/15/2025	50,000	55,587

Jefferson Township School District GO, 4.00%, 9/15/2022 (b)	50,000	50,891

Jersey City Municipal Utilities Authority, Water Project Notes Rev., 3.00%, 7/1/2022	210,000	211,526

Kingsway Regional School District

GO, 3.00%, 3/1/2022	50,000	50,000

GO, 4.00%, 3/1/2023	50,000	51,487

Lenape Regional High School District

GO, 5.00%, 4/1/2022	30,000	30,110

GO, 5.00%, 3/15/2023	20,000	20,842

Leonia Board of Education GO, 4.00%, 7/15/2022	140,000	141,742

Livingston Township School District GO, 5.00%, 7/15/2022	25,000	25,407

Logan Township School District GO, 2.00%, 3/15/2022	30,000	30,017

Lumberton Township School District GO, 2.00%, 7/15/2022	60,000	60,282

Mainland Regional High School District GO, 4.00%, 10/15/2022	25,000	25,487

Medford Township Board of Education GO, 5.00%, 3/1/2022	160,000	160,000

Mercer County Improvement Authority (The) Series A, Rev., GTD, 5.00%, 11/1/2022	70,000	71,961

Middlesex County Improvement Authority, Capital Equipment and Improvement Rev., GTD, 2.00%, 9/15/2022	125,000	125,900

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

New Jersey — continued

Middlesex County Improvement Authority, Educational Services Commission of New Jersey Project Rev., GTD, 5.00%, 7/15/2022	25,000	25,408

Middlesex County Improvement Authority, Open Space Trust Fund Rev., GTD, 4.00%, 12/15/2022	65,000	66,646

Middlesex County Improvement Authority, Perth Amboy Franchise Acquisit Series 1999B, Rev., AMBAC, GTD, Zero Coupon, 9/1/2022	135,000	134,357

Middletown Township Board of Education

GO, 5.00%, 8/1/2022	25,000	25,439

GO, 2.25%, 8/1/2024	720,000	728,295

Millburn Township Board of Education GO, 3.50%, 8/1/2022	30,000	30,354

Millstone Township School District GO, 4.00%, 7/15/2022	85,000	86,042

Monmouth County Improvement Authority (The), Brookdale Community College Rev., GTD, 5.00%, 8/1/2023	50,000	52,811

Monmouth County Improvement Authority (The), Governmental Pooled Loan Project

Series 2017B, Rev., GTD, 5.00%, 7/15/2022	30,000	30,490

Series 2016B, Rev., GTD, 4.00%, 8/1/2022	105,000	106,481

Rev., GTD, 5.00%, 12/1/2022	370,000	381,737

Series 2019B, Rev., GTD, 5.00%, 12/1/2022	50,000	51,586

Monroe Township Board of Education

GO, 5.00%, 3/1/2022	105,000	105,000

GO, 4.00%, 8/1/2022	95,000	96,316

GO, 5.00%, 3/1/2024	25,000	26,801

Montgomery Township Board of Education

GO, 5.00%, 4/1/2022	60,000	60,220

GO, 5.00%, 8/1/2022	20,000	20,363

Moorestown Township School District GO, 5.00%, 1/1/2023	55,000	56,847

Morris County Improvement Authority Rev., GTD, 4.00%, 5/1/2022	125,000	125,719

Morris County Improvement Authority, Guaranteed Loan Lincoln Park Refunding Project Rev., GTD, 4.00%, 3/15/2022	25,000	25,032

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	359

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

New Jersey — continued

Morris County Improvement Authority, Morris Hills Regional District Project Rev., GTD, 5.00%, 10/1/2022 (b)	100,000	102,485

Morris County Improvement Authority, Rockaway Borough Board of Education Project Rev., GTD, 5.00%, 12/1/2022	100,000	103,157

Morris Plains School District GO, 3.00%, 7/15/2022	70,000	70,608

Mount Olive Township Board of Education

GO, 4.00%, 7/15/2022	140,000	141,758

GO, 4.00%, 7/15/2023	20,000	20,799

Mountainside School District GO, 3.00%, 8/15/2022	30,000	30,321

New Brunswick Parking Authority, Tax-Exempt

Series 2020B, Rev., GTD, 5.00%, 9/1/2022	475,000	484,633

Series 2020B, Rev., GTD, 5.00%, 9/1/2023	335,000	353,118

New Jersey Building Authority Series 2013A, Rev., 5.00%, 6/15/2022	525,000	531,297

New Jersey Economic Development Authority, Capital Appreciation, Barnabas Health Series 1997A, Rev., NATL-RE, Zero Coupon, 7/1/2022 (b)	130,000	129,631

New Jersey Economic Development Authority, Cigarette Tax

Rev., AGM, 4.00%, 6/15/2022 (b)	50,000	50,494

Rev., 5.00%, 6/15/2022 (b)	1,730,000	1,751,769

Rev., 5.00%, 6/15/2022 (b)	225,000	227,831

Rev., AGM, 5.00%, 6/15/2022 (b)	20,000	20,254

New Jersey Economic Development Authority, College Avenue Redevelopment Project

Rev., 5.00%, 6/15/2022	120,000	121,499

Rev., 5.00%, 6/15/2023 (b)	225,000	236,477

New Jersey Economic Development Authority, Motor Vehicle Surcharges Series 2017A, Rev., 5.00%, 7/1/2023	50,000	52,458

New Jersey Economic Development Authority, School Facilities Construction

Series 2012-II, Rev., 5.00%, 3/1/2022	890,000	890,000

Series 2013NN, Rev., 5.00%, 3/1/2022	515,000	515,000

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

New Jersey — continued

Series II, Rev., 5.00%, 3/1/2022	160,000	160,000

Series KK, Rev., 5.00%, 3/1/2022	50,000	50,000

Series 2021QQQ, Rev., 5.00%, 6/15/2022	120,000	121,439

Series XX, Rev., 5.00%, 6/15/2022	50,000	50,600

Series KK, Rev., 5.00%, 9/1/2022 (b)	40,000	40,860

Series 2013 NN, Rev., 5.00%, 3/1/2023	200,000	207,582

Series 2013NN, Rev., 5.00%, 3/1/2023 (b)	30,000	31,226

Series 2021QQQ, Rev., 5.00%, 6/15/2023	165,000	172,868

Series XX, Rev., 5.00%, 6/15/2023	115,000	120,484

Series 2012-II, Rev., 3.00%, 3/1/2024	350,000	350,333

Series NN, Rev., 5.00%, 3/1/2024	325,000	336,210

Series 2005N1, Rev., AMBAC, 5.50%, 9/1/2024	1,375,000	1,505,118

Series 2012-II, Rev., 5.00%, 3/1/2025	220,000	220,541

Series NN, Rev., 5.00%, 3/1/2025	460,000	475,734

Series 2005N1, Rev., AGM, 5.50%, 9/1/2025	75,000	84,910

Series NN, Rev., 5.00%, 3/1/2026	430,000	444,544

Series 2013NN, Rev., 4.00%, 3/1/2027	25,000	25,564

New Jersey Economic Development Authority, State Government Buildings Project Series 2018C, Rev., 4.00%, 6/15/2022	20,000	20,183

New Jersey Economic Development Authority, State Police Barracks Project Rev., 5.00%, 6/15/2022	165,000	166,979

New Jersey Economic Development Authority, Transit Corporation Projects

Series B, Rev., 5.00%, 11/1/2022	90,000	92,357

Series B, Rev., 5.00%, 11/1/2023	275,000	291,420

New Jersey Educational Facilities Authority

Series 2014A, Rev., 5.00%, 6/1/2022	70,000	70,729

Series 2016F, Rev., 5.00%, 7/1/2022 (b)	35,000	35,510

New Jersey Educational Facilities Authority, College of New Jersey Rev., 5.00%, 7/1/2022 (b)	350,000	355,096

SEE NOTES TO FINANCIAL STATEMENTS.

360	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

New Jersey — continued

New Jersey Educational Facilities Authority, Higher Education Facilities Trust Fund Rev., 5.00%, 6/15/2022	115,000	116,379

New Jersey Educational Facilities Authority, Kean University Series 2015H, Rev., 5.00%, 7/1/2022	25,000	25,354

New Jersey Educational Facilities Authority, Montclair State University

Series 2014A, Rev., 5.00%, 7/1/2022	20,000	20,280

Series 2016B, Rev., 5.00%, 7/1/2022	25,000	25,349

New Jersey Educational Facilities Authority, Princeton University

Series 2015A, Rev., 5.00%, 7/1/2022	60,000	60,880

Series 2016A, Rev., 5.00%, 7/1/2022	20,000	20,293

Series 2017B, Rev., 5.00%, 7/1/2022	155,000	157,273

Series 2021C, Rev., 5.00%, 3/1/2023	20,000	20,823

Series 2017B, Rev., 5.00%, 7/1/2023	25,000	26,338

New Jersey Educational Facilities Authority, Ramapo College

Series 2015B, Rev., AGM, 4.00%, 7/1/2023	10,000	10,379

Series 2017A, Rev., AGM, 5.00%, 7/1/2023	100,000	105,107

New Jersey Educational Facilities Authority, Seton Hall University

Series 2015C, Rev., 5.00%, 7/1/2022	25,000	25,341

Series 2013D, Rev., 3.50%, 7/1/2023	25,000	25,743

New Jersey Health Care Facilities Financing Authority, AHS Hospital Corp.

Rev., 5.00%, 7/1/2022	1,095,000	1,110,796

Rev., 5.00%, 7/1/2025	125,000	139,313

New Jersey Health Care Facilities Financing Authority, Barnabas Health Issue

Series 2012A, Rev., 4.00%, 7/1/2022 (b)	125,000	126,387

Series 2012A, Rev., 5.00%, 7/1/2022 (b)	355,000	360,109

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

New Jersey — continued

Series 2012A, Rev., 5.00%, 7/1/2022	470,000	476,558

New Jersey Health Care Facilities Financing Authority, Barnabas Health Obligated Group

Series 2016A, Rev., 5.00%, 7/1/2022	225,000	228,139

Series 2021A, Rev., 5.00%, 7/1/2022	35,000	35,488

Series 2019B-1, Rev., 5.00%, 7/1/2024 (c)	875,000	945,610

Series 2019B-2, Rev., 5.00%, 7/1/2025 (c)	190,000	212,235

Rev., 5.00%, 7/1/2026 (c)	220,000	251,469

New Jersey Health Care Facilities Financing Authority, Hackensack Meridian Health Obligated Group

Rev., 5.00%, 7/1/2022	830,000	841,973

Rev., 5.00%, 7/1/2023	20,000	21,051

Series 2017A, Rev., 5.00%, 7/1/2025	190,000	212,480

New Jersey Health Care Facilities Financing Authority, Inspira Health Obligated Group

Rev., 2.00%, 7/1/2022	350,000	351,496

Series 2017A, Rev., 5.00%, 7/1/2022	350,000	354,954

New Jersey Health Care Facilities Financing Authority, Meridian Health System Obligated Group

Rev., 5.00%, 7/1/2023	20,000	20,267

Rev., 5.00%, 7/1/2024	450,000	456,400

New Jersey Health Care Facilities Financing Authority, Princeton Healthcare System Series 2016A, Rev., 5.00%, 7/1/2023	150,000	158,009

New Jersey Health Care Facilities Financing Authority, Valley Health System Obligated

Rev., 5.00%, 7/1/2022	230,000	233,295

Rev., 5.00%, 7/1/2023	75,000	78,912

Rev., 5.00%, 7/1/2024	200,000	217,001

Rev., 5.00%, 7/1/2026	50,000	57,313

New Jersey Health Care Facilities Financing Authority, Virtua Health, Inc.

Rev., 5.00%, 7/1/2022	175,000	177,584

Rev., 5.00%, 7/1/2023	250,000	263,348

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	361

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

New Jersey — continued

Rev., 5.00%, 7/1/2024	105,000	112,052

Rev., 5.00%, 7/1/2025	145,000	154,602

Rev., 5.00%, 7/1/2026	155,000	165,118

New Jersey Higher Education Student Assistance Authority, Senior Student Loan

Series 2019A, Rev., 5.00%, 12/1/2022	40,000	41,220

Series 2019A, Rev., 5.00%, 12/1/2024	40,000	43,802

New Jersey Housing and Mortgage Finance Agency, Multi-Family Series 2019B, Rev., 1.50%, 5/1/2023	90,000	90,276

New Jersey Housing and Mortgage Finance Agency, Multi-Family, Post Road Gardens Series 2020A, Rev., 0.75%, 6/1/2022 (c)	275,000	274,959

New Jersey Housing and Mortgage Finance Agency, Riverside Senior Apartments Project Series 2019D, Rev., 1.35%, 6/1/2022 (c)	300,000	300,436

New Jersey Infrastructure Bank, Environmental Infrastructure

Series 2020A-R1, Rev., 3.00%, 9/1/2022	150,000	151,760

Series 2012A-R, Rev., GTD, 4.00%, 9/1/2022	445,000	452,426

Series 2017A-R2, Rev., GTD, 4.00%, 9/1/2022	210,000	213,505

Series 2007A, Rev., GTD, 5.00%, 9/1/2022	115,000	117,489

Series 2007-C, Rev., 5.00%, 9/1/2022	50,000	51,082

Series 2014A, Rev., GTD, 5.00%, 9/1/2022	25,000	25,541

Series 2015A-1, Rev., GTD, 5.00%, 9/1/2022	25,000	25,541

Series 2016A-1, Rev., GTD, 5.00%, 9/1/2022	80,000	81,732

Series 2016A2, Rev., GTD, 5.00%, 9/1/2022	65,000	66,407

Series 2016A-R1, Rev., GTD, 5.00%, 9/1/2022	70,000	71,515

Series 2020A-1, Rev., 5.00%, 9/1/2022	40,000	40,866

Series 2002A, Rev., 5.25%, 9/1/2022	50,000	51,144

Series 2020A-R1, Rev., 3.00%, 9/1/2023	40,000	41,180

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

New Jersey — continued

Series 2012A-R, Rev., GTD, 4.00%, 9/1/2023	165,000	172,365

Series 2007A, Rev., GTD, 5.00%, 9/1/2023	10,000	10,595

Rev., GTD, 5.00%, 9/1/2024	35,000	38,251

New Jersey Institute of Technology Series 2012A, Rev., 5.00%, 7/1/2022 (b)	90,000	91,310

New Jersey Sports and Exposition Authority Series 2018A, Rev., 5.00%, 9/1/2022	35,000	35,731

New Jersey Sports and Exposition Authority, Convention Center Rev., NATL-RE, 5.50%, 3/1/2022 (b)	35,000	35,000

New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement

Series 2016A-1, Rev., 5.00%, 6/15/2022	75,000	75,915

Series 2018A, Rev., 5.00%, 6/15/2022	315,000	318,842

Series 2018A, Rev., 5.00%, 6/15/2023	35,000	36,725

New Jersey Transportation Trust Fund Authority, Transportation Program

Series 2013AA, Rev., 5.00%, 6/15/2022	305,000	308,658

Series 2014AA, Rev., 5.00%, 6/15/2022	80,000	80,959

Series 2015AA, Rev., 5.00%, 6/15/2022	50,000	50,600

New Jersey Transportation Trust Fund Authority, Transportation System

Series 2012AA, Rev., 5.00%, 6/15/2022	265,000	268,178

Series 2006A, Rev., NATL-RE, 4.25%, 12/15/2022	25,000	25,618

Series 2006A, Rev., 5.25%, 12/15/2022	200,000	206,506

Series 2006A, Rev., AMBAC, 5.25%, 12/15/2022	100,000	103,253

Series 2006A, Rev., AGM-CR, 5.25%, 12/15/2022	75,000	77,615

Series B, Rev., AMBAC, 5.25%, 12/15/2022	155,000	160,042

Series 2006A, Rev., AGM-CR, 5.50%, 12/15/2022	215,000	222,915

Series 2006A, Rev., 5.50%, 12/15/2022	90,000	93,103

SEE NOTES TO FINANCIAL STATEMENTS.

362	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

New Jersey — continued

Series 2004A, Rev., NATL-RE, 5.75%, 6/15/2023	50,000	52,861

Series 2008A, Rev., Zero Coupon, 12/15/2023	140,000	135,176

Series 2010D, Rev., 5.00%, 12/15/2023	20,000	21,268

Series 2006A, Rev., 5.50%, 12/15/2023	45,000	48,248

New Jersey Turnpike Authority

Series 2013A, Rev., 3.00%, 7/1/2022 (b)	100,000	100,794

Series 2013A, Rev., AGM, 3.25%, 7/1/2022 (b)	65,000	65,569

Series 2013A, Rev., 5.00%, 7/1/2022 (b)	3,560,000	3,611,834

Series 2012B, Rev., 3.50%, 1/1/2023 (b)	80,000	81,757

Series 2012B, Rev., 5.00%, 1/1/2023 (b)	950,000	982,714

Series 2012B, Rev., 5.00%, 1/1/2023	165,000	170,556

Series 2013F, Rev., 5.00%, 1/1/2023 (b)	120,000	124,132

Series 2014C, Rev., 5.00%, 1/1/2023	160,000	165,387

Series 2017E, Rev., 5.00%, 1/1/2025	50,000	54,970

Series 2004C-2, Rev., AMBAC, 5.50%, 1/1/2025	115,000	128,122

Series 2014A, Rev., 5.00%, 1/1/2027	50,000	54,118

New Jersey Water Supply Authority, Manasquan Reservoir Water Supply System Rev., 5.00%, 8/1/2022	20,000	20,355

Newark Housing Authority Scholarship Foundation A New Jersey Non (The), South Ward Police Facility Rev., AGM, GTD, 5.00%, 12/1/2022	40,000	41,202

North Bergen Township Board of Education COP, 4.00%, 12/15/2022	75,000	76,780

North Brunswick Township Board of Education Series 2020A, GO, 4.00%, 7/15/2022	50,000	50,615

North Hudson Sewerage Authority Series 2006A, Rev., NATL-RE, 5.13%, 8/1/2022 (b)	25,000	25,459

North Hudson Sewerage Authority, Senior Lien

Series 2012A, Rev., 5.00%, 6/1/2022 (b)	100,000	101,087

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

New Jersey — continued

Series 2012A, COP, 5.00%, 6/1/2022 (b)	105,000	106,142

Northern Burlington County Regional School District GO, 5.00%, 3/1/2023	20,000	20,793

Old Bridge Township Board of Education

GO, 5.00%, 7/15/2022	180,000	182,855

GO, 5.00%, 7/15/2023	40,000	42,129

Old Bridge Township Municipal Utilities Authority Series 2014C, Rev., GTD, 5.00%, 11/1/2022	20,000	20,555

Paramus School District GO, 5.00%, 4/1/2022	50,000	50,184

Parsippany-Troy Hills Township School District GO, 5.00%, 8/15/2022	20,000	20,394

Passaic County Improvement Authority (The), City of Paterson Project

Rev., 4.00%, 6/15/2022	25,000	25,243

Rev., 5.00%, 6/15/2023	25,000	26,265

Passaic County Improvement Authority (The), Preakness Healthcare Center Expansion Project Rev., GTD, 2.63%, 5/1/2023	100,000	100,274

Passaic County Utilities Authority, Solid Waste Disposal

Rev., GTD, 4.38%, 3/1/2022	25,000	25,000

Rev., GTD, 4.50%, 3/1/2024	75,000	79,821

Passaic Valley Sewerage Commission, Sewer System Series G, Rev., 5.75%, 12/1/2022	100,000	103,584

Pennsauken Township School District GO, 3.00%, 7/15/2022	55,000	55,461

Pequannock Township Board of Education

GO, 4.00%, 1/15/2024	65,000	68,296

GO, 4.00%, 1/15/2025	50,000	53,688

Pleasantville School District GO, AGM, 2.38%, 2/15/2023	25,000	25,318

Ramsey School District GO, 3.13%, 1/15/2023	25,000	25,501

Rancocas Valley Regional High School District GO, 5.00%, 2/1/2023	60,000	62,197

Readington Township Board of Education GO, 5.00%, 7/15/2023	25,000	26,320

Ridgewood Board of Education Series 2016A, GO, 4.00%, 3/15/2022	80,000	80,103

River Dell Regional School District GO, 4.00%, 3/1/2022	40,000	40,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	363

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

New Jersey — continued

Rutgers The State University of New Jersey

Series 2013J, Rev., 5.00%, 5/1/2022	380,000	382,756

Series 2016M, Rev., 5.00%, 5/1/2022	60,000	60,435

Series 2013J, Rev., 4.00%, 5/1/2023 (b)	175,000	181,218

Series 2018N, Rev., 4.00%, 5/1/2023	680,000	703,515

Series 2013J, Rev., 5.00%, 5/1/2023	840,000	878,541

Series 2013J, Rev., 5.00%, 5/1/2023 (b)	40,000	41,883

Series 2013L, Rev., 5.00%, 5/1/2023 (b)	90,000	94,237

Series 2016M, Rev., 5.00%, 5/1/2023	120,000	125,534

Series 2016M, Rev., 5.00%, 5/1/2024	25,000	26,951

Somerdale School District GO, 3.38%, 9/1/2022	40,000	40,513

Somerset County Improvement Authority, Bridgewater, Hillsborough and Bernards Property Acquisition Project Rev., GTD, 4.00%, 10/1/2022	25,000	25,481

Somerset County Improvement Authority, County Guaranteed Lease, Township of Montgomery Project Rev., GTD, 5.00%, 9/1/2022	35,000	35,758

Somerset Hills School District GO, 5.00%, 3/15/2022	30,000	30,049

South Brunswick Township Board of Education

GO, 4.00%, 8/1/2022	100,000	101,407

GO, 5.00%, 8/1/2024	45,000	48,075

South Harrison Township School District GO, 4.00%, 1/15/2023	25,000	25,659

South Jersey Transportation Authority, Transportation System Series 2012A, Rev., 5.00%, 11/1/2022 (b)	100,000	102,713

South Orange and Maplewood School District

GO, 2.00%, 11/1/2022	125,000	126,016

GO, 4.00%, 1/15/2023	25,000	25,679

GO, 5.00%, 1/15/2023	25,000	25,895

Southampton School District GO, 2.13%, 9/1/2022	50,000	50,317

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

New Jersey — continued

State of New Jersey

GO, 2.00%, 6/1/2022	980,000	982,920

Series 2016T, GO, 5.00%, 6/1/2022	600,000	606,220

GO, 5.25%, 8/1/2022	170,000	173,067

Series 2016T, GO, 5.00%, 6/1/2023	35,000	36,642

GO, 5.00%, 6/1/2024	20,000	21,561

State of New Jersey, COVID-19 Emergency Bonds GO, 4.00%, 6/1/2023	1,460,000	1,510,488

State of New Jersey, Various Purpose

GO, 5.00%, 6/1/2022	490,000	495,080

GO, 5.00%, 6/1/2023	360,000	376,891

GO, 5.00%, 6/1/2025	100,000	110,820

GO, 4.00%, 6/1/2026	20,000	20,652

GO, 5.00%, 6/1/2026	65,000	71,913

Tenafly School District GO, 4.00%, 7/15/2027	40,000	40,439

Tobacco Settlement Financing Corp.

Series 2018A, Rev., 5.00%, 6/1/2022	1,850,000	1,867,407

Series 2018A, Rev., 5.00%, 6/1/2023	1,865,000	1,943,777

Series 2018A, Rev., 5.00%, 6/1/2024	125,000	133,744

Series 2018A, Rev., 5.00%, 6/1/2025	755,000	828,150

Series 2018A, Rev., 5.00%, 6/1/2026	105,000	117,786

Town of Dover Series 2021A, GO, BAN, 1.25%, 5/26/2022	10,350,000	10,358,445

Town of Hammonton

GO, BAN, 1.00%, 11/3/2022	1,705,250	1,704,401

GO, 4.00%, 3/1/2023	30,000	30,075

Town of Morristown GO, 5.00%, 3/1/2023	25,000	25,971

Town of Newton GO, 5.00%, 4/1/2024	50,000	53,795

Town of Westfield, General Improvement GO, 2.00%, 9/15/2022	65,000	65,450

Township of Aberdeen GO, BAN, 1.50%, 10/14/2022	10,362,135	10,392,360

Township of Allamuchy GO, 4.00%, 1/15/2023	75,000	76,977

Township of Allamuchy, General Improvement GO, 2.50%, 12/1/2022	30,000	30,358

Township of Alloway GO, 4.00%, 12/1/2022	35,000	35,786

SEE NOTES TO FINANCIAL STATEMENTS.

364	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

New Jersey — continued

Township of Barnegat GO, BAN, 1.25%, 5/26/2022	11,000,000	11,008,975

Township of Berlin GO, 5.00%, 1/1/2023	20,000	20,672

Township of Bloomfield GO, 4.00%, 6/1/2022	30,000	30,251

Township of Bloomfield, General Improvement GO, 3.00%, 1/15/2023	40,000	40,716

Township of Bloomfield, General Improvement and Water Utility GO, 5.00%, 2/1/2024	40,000	42,820

Township of Bloomfield, Water Improvement Utility GO, 5.00%, 2/1/2023	25,000	25,920

Township of Brick GO, 4.00%, 11/1/2022	25,000	25,544

Township of Bridgewater GO, 4.00%, 9/1/2023	25,000	26,017

Township of Bridgewater, General Improvement GO, 5.00%, 8/1/2022	50,000	50,855

Township of Cherry Hill, General Improvement GO, 2.00%, 8/15/2022	30,000	30,181

Township of Cherry Hill, General Improvement and Sewer Utility GO, 4.00%, 5/1/2022	30,000	30,171

Township of Clark GO, 2.00%, 3/15/2022	25,000	25,014

Township of Colts Neck GO, 4.00%, 11/15/2025	40,000	43,861

Township of Delran Series A, GO, BAN, 1.50%, 12/7/2022	4,102,947	4,114,914

Township of East Amwell GO, 4.00%, 2/15/2023	25,000	25,702

Township of East Brunswick GO, 3.00%, 3/15/2023	25,000	25,552

Township of East Brunswick, Water Improvement Utility GO, 2.00%, 7/15/2022	40,000	40,212

Township of East Hanover GO, 5.00%, 8/1/2022	50,000	50,909

Township of Edison GO, 3.00%, 8/1/2022	20,000	20,198

Township of Edison, General Improvement and Sewer Utility GO, 4.00%, 6/1/2022	115,000	115,987

Township of Evesham, General Improvement and Golf Utility GO, 4.00%, 5/1/2023	25,000	25,867

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

New Jersey — continued

Township of Ewing, General Improvement

GO, 4.00%, 8/1/2022	20,000	20,269

GO, 2.00%, 3/1/2023	100,000	100,945

Township of Florence GO, 4.00%, 11/1/2022	25,000	25,527

Township of Hamilton, Sewer Utility GO, 5.00%, 8/1/2022	45,000	45,800

Township of Hardyston GO, 4.00%, 2/1/2023	40,000	41,139

Township of Harrison GO, 4.00%, 8/1/2025	50,000	54,127

Township of Hopewell, Sewer Utility GO, 2.00%, 6/1/2022	230,000	230,817

Township of Irvington, Capital Appreciation GO, AGM, Zero Coupon, 7/15/2022	100,000	99,631

Township of Lakewood, General Improvement GO, 3.00%, 11/1/2022	30,000	30,442

Township of Little Falls, General Improvement

GO, 4.00%, 8/15/2023	25,000	26,051

GO, 4.00%, 8/15/2025	30,000	32,448

Township of Livingston GO, 3.00%, 7/15/2022	30,000	30,264

Township of Livingston, Water and Sewer Utility GO, 4.00%, 11/1/2022	75,000	76,611

Township of Lopatcong GO, 4.00%, 9/1/2023	30,000	31,225

Township of Lower GO, 4.00%, 8/15/2022	50,000	50,753

Township of Lyndhurst, Water Utility GO, AGM, 4.50%, 8/15/2023 (b)	50,000	52,484

Township of Mahwah GO, 4.00%, 12/1/2022	70,000	71,695

Township of Maple Shade, Water and Sewer Utility GO, 5.00%, 2/15/2023	85,000	88,314

Township of Maplewood GO, 2.00%, 4/1/2023	40,000	40,451

Township of Maplewood, General Improvement GO, 5.00%, 2/15/2023	40,000	41,548

Township of Marlboro GO, 5.00%, 5/1/2022	25,000	25,183

Township of Medford

Series 2013A, GO, 2.00%, 5/1/2022	50,000	50,116

GO, 4.00%, 7/15/2022	70,000	70,858

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	365

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

New Jersey — continued

Township of Mine Hill GO, BAN, 2.00%, 4/29/2022	1,861,750	1,865,175

Township of Monroe, Water and Sewer Utility GO, 2.00%, 6/1/2022	20,000	20,071

Township of Monroe, Water Sewer Utility GO, 5.00%, 6/1/2022	25,000	25,273

Township of Montclair, General Improvement Series 2017A, GO, 3.00%, 3/1/2022	25,000	25,000

Township of Montclair, School

GO, 5.00%, 3/1/2022	25,000	25,000

Series 2016B, GO, 4.00%, 10/1/2022	85,000	86,626

Township of Montgomery, Sewer Utility Series 2018B, GO, 5.00%, 2/1/2023	20,000	20,760

Township of Montville

GO, 5.00%, 11/1/2022	105,000	107,956

GO, BAN, 1.50%, 11/10/2022	5,750,000	5,766,937

Township of Moorestown, General Improvement and Water Sewer Utility GO, 5.00%, 2/1/2023	25,000	25,943

Township of Moorestown, Water and Sewer Utility GO, 5.00%, 2/1/2023	25,000	25,943

Township of Mount Olive, General Improvement and Water Sewer Utility GO, 4.00%, 8/15/2022	35,000	35,527

Township of North Bergen GO, BAN, 2.00%, 4/27/2022	240,000	240,492

Township of North Brunswick GO, 2.75%, 7/15/2022	20,000	20,157

Township of North Brunswick, General Improvement GO, 2.00%, 7/15/2022	40,000	40,203

Township of Nutley GO, 2.25%, 4/15/2023	45,000	45,619

Township of Parsippany-Troy Hills GO, 5.00%, 7/15/2023	40,000	40,582

Township of Parsippany-Troy Hills, Golf Recreation Utility GO, 3.00%, 6/1/2023	35,000	35,862

Township of Pemberton GO, BAN, 1.25%, 6/2/2022	9,776,774	9,784,996

Township of Pequannock, Sewer Utility GO, 4.00%, 4/1/2022	95,000	95,273

Township of Piscataway GO, 5.00%, 12/1/2022	20,000	20,627

Township of Plainsboro GO, BAN, 1.50%, 11/10/2022	8,000,000	8,022,462

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

New Jersey — continued

Township of Randolph, Various Purpose GO, 3.00%, 10/15/2022	45,000	45,630

Township of Readington, General Improvement GO, 5.00%, 1/15/2025	25,000	27,545

Township of River Vale GO, 4.00%, 6/15/2023	35,000	36,325

Township of South Brunswick

GO, 4.00%, 3/1/2022	20,000	20,000

GO, 5.00%, 9/1/2022	30,000	30,632

GO, 4.00%, 10/1/2022	30,000	30,558

GO, 5.00%, 9/1/2023	150,000	158,550

Township of South Hackensack GO, BAN, 2.00%, 2/16/2023	1,332,500	1,343,381

Township of Stafford Series 2014B, GO, 5.00%, 2/1/2023	30,000	31,115

Township of Toms River

GO, 5.00%, 3/1/2022	45,000	45,000

GO, 4.00%, 12/1/2022	125,000	127,988

Township of Toms River, General Improvement

GO, 4.00%, 6/15/2022	195,000	196,925

GO, 4.00%, 10/15/2022	100,000	102,017

Series 2016A, GO, 5.00%, 11/15/2022	40,000	41,184

GO, 4.00%, 6/15/2023	40,000	41,545

Township of Toms River, General Improvement, Golf Utility Improvement Series 2011A, GO, 3.00%, 12/15/2023	45,000	46,497

Township of Union, General Improvement GO, 4.00%, 2/1/2023	25,000	25,705

Township of Voorhees GO, 1.75%, 9/15/2022	25,000	25,133

Township of Washington GO, 4.00%, 3/1/2025	30,000	32,179

Township of Wayne GO, 4.00%, 11/1/2022	50,000	51,070

Township of West Deptford GO, 3.00%, 9/1/2026	100,000	103,593

Township of West Milford GO, BAN, 1.00%, 9/16/2022	160,000	159,966

Township of West Orange Series 2021A, GO, BAN, 2.00%, 11/11/2022	1,230,000	1,237,700

Township of West Orange, General Improvement GO, 2.00%, 8/1/2022	35,000	35,193

Township of Westampton Series A, GO, BAN, 1.25%, 5/31/2022	3,405,655	3,408,519

SEE NOTES TO FINANCIAL STATEMENTS.

366	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

New Jersey — continued

Township of Willingboro, General Improvement

GO, AGM, 2.25%, 8/1/2022	50,000	50,342

GO, AGM, 4.00%, 8/1/2022	35,000	35,492

Township of Woodbridge, General Improvement GO, 3.00%, 8/15/2022	75,000	75,808

Township of Woodbridge, Sewer Utility GO, 3.00%, 7/1/2022	20,000	20,161

Union County Improvement Authority, College Cranford Facility Rev., 3.00%, 12/1/2022	70,000	71,132

Union County Improvement Authority, Correctional Facility Project

Rev., 3.00%, 6/15/2022	35,000	35,239

Rev., GTD, 4.00%, 6/15/2022	30,000	30,290

Union County Improvement Authority, Park Madison Redevelopment Project Rev., GTD, 5.00%, 3/1/2022	200,000	200,000

Village of Ridgewood GO, BAN, 1.50%, 1/25/2023	34,432,500	34,570,946

Village of Ridgewood, General Improvement and Water Utility GO, 4.00%, 8/1/2022	90,000	91,266

Wall Township School District GO, 5.00%, 7/15/2022	20,000	20,325

Washington Township Fire District No.1, Gloucester GO, 1.00%, 5/1/2023	250,000	249,875

Washington Township Municipal Utilities Authority Series 2021A, Rev., 4.00%, 2/1/2023	25,000	25,679

West Essex Regional School District GO, 5.00%, 11/1/2022	40,000	41,137

West Windsor-Plainsboro Regional School District

GO, 3.00%, 8/1/2022	205,000	207,037

GO, 4.00%, 9/15/2022	75,000	76,341

Woodbridge Township Board of Education

GO, 4.00%, 7/15/2022	55,000	55,695

GO, 4.25%, 7/15/2022 (b)	35,000	35,473

Woodbridge Township Board of Education, School Building GO, 2.00%, 7/15/2022	25,000	25,127

Woodland Park School District GO, 5.00%, 4/15/2023	100,000	104,405

Wyckoff Township School District GO, 3.00%, 4/1/2023 (b)	25,000	25,542

Total New Jersey		270,263,774

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

New Mexico — 0.4%

Albuquerque Bernalillo County Water Utility Authority, Senior Lien, Joint Water & Sewer System Improvement

Rev., 5.00%, 7/1/2022	230,000	233,256

Series 2014A, Rev., 5.00%, 7/1/2022	85,000	86,203

Rev., 5.00%, 7/1/2023	120,000	126,342

Series 2014A, Rev., 5.00%, 7/1/2023	50,000	52,642

Albuquerque Bernalillo County Water Utility Authority, Subordinate Lien, Joint Water & Sewer System Improvement Series 2014B, Rev., 5.00%, 7/1/2022	30,000	30,425

Albuquerque Metropolitan Arroyo Flood Control Authority GO, 5.00%, 8/1/2023	50,000	52,768

Albuquerque Municipal School District No. 12

Series 2014B, GO, 5.00%, 8/1/2022	120,000	122,168

Series 2017A, GO, 5.00%, 8/1/2022	190,000	193,432

Bloomfield School District No. 6 GO, 2.00%, 10/1/2022	25,000	25,171

Central New Mexico Community College, Limited Tax GO, 5.00%, 8/15/2022	55,000	56,084

City of Albuquerque

Series A, GO, 5.00%, 7/1/2022	25,000	25,363

Series 2014A, Rev., 4.00%, 7/1/2023 (b)	25,000	25,999

Series 2020A, GO, 5.00%, 7/1/2023	50,000	52,649

City of Albuquerque, General Purpose

Series 2014A, GO, 5.00%, 7/1/2022	200,000	202,905

Series 2019A, GO, 5.00%, 7/1/2022	55,000	55,799

Series A, GO, 5.00%, 7/1/2022	35,000	35,509

City of Albuquerque, Lodgers Tax and Improvement Series 2014A, Rev., 3.50%, 7/1/2023 (b)	20,000	20,659

City of Las Cruces

Series 2015A, Rev., 5.00%, 6/1/2022	25,000	25,274

GO, 5.00%, 8/1/2022	35,000	35,638

City of Rio Rancho

Rev., 4.00%, 6/1/2022	25,000	25,213

GO, 5.00%, 8/1/2023	100,000	105,361

City of Roswell Rev., 4.00%, 8/1/2022	85,000	86,124

City of Roswell, Joint Water and Sewer Improvement

Rev., 4.00%, 6/1/2022	25,000	25,210

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	367

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

New Mexico — continued

Series B, Rev., 5.00%, 6/1/2022	25,000	25,274

Series B, Rev., 5.00%, 6/1/2023	25,000	26,230

City of Santa Fe GO, 4.00%, 8/1/2022	25,000	25,343

City of Santa Fe, Subordinate Lien Rev., 5.00%, 6/1/2022	25,000	25,272

County of Los Alamos, Gross Receipts Tax

Rev., 5.00%, 6/1/2022	85,000	85,922

Rev., 5.00%, 6/1/2023	25,000	26,211

County of Santa Fe

GO, 5.00%, 7/1/2022	100,000	101,466

Rev., 5.00%, 6/1/2023	20,000	20,987

County of Santa Fe, Gross Receipts Tax Rev., 5.00%, 6/1/2022	100,000	101,107

Dona Ana Branch Community College, Limited Tax GO, 5.00%, 8/1/2022	65,000	66,180

Hobbs School District No. 16 Series 2014B, GO, 5.00%, 9/15/2022	150,000	153,484

Las Cruces School District No. 2

GO, 3.63%, 8/1/2022	30,000	30,365

Series 2017A, GO, 5.00%, 8/1/2022	50,000	50,893

New Mexico Finance Authority, Senior Lien Public Project Revolving Fund

Rev., 5.00%, 6/1/2022	60,000	60,660

Series 2013B, Rev., 5.00%, 6/1/2022	70,000	70,770

Series 2014B, Rev., 5.00%, 6/1/2022	55,000	55,605

Series 2016A, Rev., 5.00%, 6/1/2022	25,000	25,275

Series 2016C, Rev., 5.00%, 6/1/2022	25,000	25,275

Series 2016D, Rev., 5.00%, 6/1/2022	60,000	60,660

Series 2016F, Rev., 5.00%, 6/1/2022	150,000	151,650

Series 2017A, Rev., 5.00%, 6/1/2022	325,000	328,575

Series 2017E, Rev., 5.00%, 6/1/2022	250,000	252,750

Series 2019B, Rev., 5.00%, 6/1/2022	145,000	146,595

Series 2020A, Rev., 5.00%, 6/1/2022	255,000	257,805

Series 2016A, Rev., 5.00%, 6/1/2023	25,000	26,256

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

New Mexico — continued

Series 2017A, Rev., 5.00%, 6/1/2023	75,000	78,768

Series 2018A, Rev., 5.00%, 6/1/2023	180,000	189,044

Series 2019B, Rev., 5.00%, 6/1/2023	35,000	36,759

Series 2020B, Rev., 5.00%, 6/1/2023	25,000	26,256

Series 2016C, Rev., 5.00%, 6/1/2024	25,000	27,095

New Mexico Finance Authority, State Transportation, Senior Lien

Rev., 4.00%, 6/15/2022	1,175,000	1,186,530

Rev., 5.00%, 6/15/2022	660,000	668,359

New Mexico Finance Authority, State Transportation, Subordinate Lien

Series 2018A, Rev., 5.00%, 6/15/2022	200,000	202,557

Series B-2, Rev., 5.00%, 6/15/2022	110,000	111,406

Series 2018A, Rev., 5.00%, 6/15/2023	240,000	252,458

New Mexico Finance Authority, Subordinate Lien Public Project Revolving Fund

Series 2019A, Rev., 2.00%, 6/15/2022	20,000	20,079

Series 2015A-1, Rev., 5.00%, 6/15/2022	25,000	25,313

Series 2015D, Rev., 5.00%, 6/15/2022	25,000	25,313

Series 2018E, Rev., 5.00%, 6/15/2022	50,000	50,626

New Mexico Finance Authority, Subordinate Lien Public Project Revolving Fund, Tax-Exempt

Rev., 5.00%, 6/15/2022	275,000	278,443

Series 2017D, Rev., 5.00%, 6/15/2022	65,000	65,814

Series 2017D, Rev., 5.00%, 6/15/2023	120,000	126,102

Series 2019C-1, Rev., 5.00%, 6/15/2023	40,000	42,034

Series 2017B, Rev., 3.50%, 6/15/2024	50,000	52,572

Series 2018C-1, Rev., 4.00%, 6/15/2024	30,000	31,880

New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services

Series 2012A, Rev., 5.00%, 8/1/2022 (b)	195,000	198,522

SEE NOTES TO FINANCIAL STATEMENTS.

368	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

New Mexico — continued

Series 2015A, Rev., 5.00%, 8/1/2022	520,000	529,349

Series 2015A, Rev., 5.00%, 8/1/2024	185,000	201,335

Series 2019B, Rev., 5.00%, 8/1/2025 (c)	75,000	83,695

New Mexico Municipal Energy Acquisition Authority Series 2019A, Rev., LIQ: Royal Bank of Canada, 4.00%, 11/1/2022	50,000	50,976

New Mexico State University Series B, Rev., 5.00%, 4/1/2022	50,000	50,176

Rio Rancho Public School District No. 94 GO, 5.00%, 8/1/2022	95,000	96,692

Santa Fe Public School District GO, 5.00%, 8/1/2022	335,000	341,037

State of New Mexico

GO, 5.00%, 3/1/2022	20,000	20,000

Series 2017B, GO, 5.00%, 3/1/2022	75,000	75,000

State of New Mexico Severance Tax Permanent Fund

Series 2015A, Rev., 5.00%, 7/1/2022	270,000	273,913

Series 2015B, Rev., 5.00%, 7/1/2022	130,000	131,915

Series 2016D, Rev., 5.00%, 7/1/2022	285,000	289,131

Series A, Rev., 5.00%, 7/1/2022	365,000	370,290

Series 2015A, Rev., 5.00%, 7/1/2023	335,000	352,703

Series 2016D, Rev., 5.00%, 7/1/2023	25,000	26,321

Series 2017A, Rev., 5.00%, 7/1/2023	110,000	115,813

State of New Mexico, Capital Projects

Series B, GO, 5.00%, 3/1/2023	75,000	78,058

GO, 5.00%, 3/1/2025	55,000	61,063

State of New Mexico, Severance Tax Permanent Fund

Series 2016B, Rev., 4.00%, 7/1/2022	1,160,000	1,172,989

Series 2018A, Rev., 5.00%, 7/1/2022	25,000	25,362

Series 2016B, Rev., 4.00%, 7/1/2023	285,000	296,304

Series 2015B, Rev., 5.00%, 7/1/2023	170,000	179,100

Series 2018A, Rev., 5.00%, 7/1/2023	130,000	136,870

Series A, Rev., 5.00%, 7/1/2023	225,000	236,890

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

New Mexico — continued

University of New Mexico (The), Subordinate Lien System

Series 2014C, Rev., 5.00%, 6/1/2022	240,000	242,634

Series 2014C, Rev., 5.00%, 6/1/2023	195,000	204,349

Series 2016A, Rev., 5.00%, 6/1/2023	40,000	41,918

Series 2014C, Rev., 5.00%, 6/1/2024	25,000	27,008

University of New Mexico (The), Subordinate Lien System Improvement Rev., 5.00%, 6/1/2022	50,000	50,549

Village of Los Lunas Rev., 3.00%, 4/1/2023	20,000	20,381

West Las Vegas Schools GO, 4.00%, 8/15/2022	35,000	35,508

Total New Mexico		13,414,063

New York — 14.1%

Addison Central School District GO, 4.00%, 6/1/2022	55,000	55,453

Albany City School District GO, 4.00%, 6/15/2022	25,000	25,242

Amherst Central School District GO, 5.00%, 2/1/2023	70,000	72,655

Ardsley Union Free School District GO, 3.00%, 6/1/2022	50,000	50,307

Arlington Central School District

GO, 5.00%, 5/15/2022	25,000	25,225

Series 2012B, GO, 4.00%, 12/15/2022	25,000	25,623

GO, 5.00%, 5/15/2023	10,000	10,483

Ausable Valley Central School District GO, AGM, 2.00%, 6/15/2022	50,000	50,194

Baldwinsville Central School District GO, 5.00%, 9/15/2022	50,000	51,150

Battery Park City Authority

Series 2013A, Rev., 4.00%, 11/1/2022	60,000	61,305

Series 2013A, Rev., 5.00%, 11/1/2022	45,000	46,276

Battery Park City Authority, Tax Exempt Series 2013A, Rev., 5.00%, 11/1/2026	70,000	74,563

Bay Shore Fire District GO, 3.00%, 4/15/2022	25,000	25,073

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	369

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

New York — continued

Bay Shore Union Free School District GO, 5.00%, 1/15/2023	15,000	15,538

Bedford Central School District, Boces Project GO, 3.00%, 11/15/2023	25,000	25,344

Bethlehem Central School District GO, 5.00%, 6/15/2022	80,000	81,020

Brentwood Union Free School District

GO, 5.00%, 5/1/2022	20,000	20,149

GO, 4.50%, 11/15/2022	25,000	25,663

Bridgehampton Union Free School District GO, TAN, 1.00%, 6/24/2022	85,000	85,030

Brighton Central School District

GO, 4.00%, 6/1/2022	40,000	40,338

GO, 2.13%, 6/15/2022	35,000	35,153

Broadalbin-Perth Central School District GO, 2.00%, 6/15/2022	340,000	341,279

Brookhaven-Comsewogue Union Free School District

GO, 3.75%, 6/15/2022	155,000	156,334

GO, 4.00%, 7/15/2022	25,000	25,297

Broome County Local Development Corp., Good Shepherd Village at Endwell, Inc.

Rev., 3.00%, 7/1/2023	255,000	258,900

Rev., 3.00%, 7/1/2024	610,000	624,795

Rev., 3.50%, 7/1/2025	455,000	475,678

Buffalo Municipal Water Finance Authority

Series 2015-A, Rev., 4.00%, 7/1/2022	180,000	181,955

Series 2019-A, Rev., 5.00%, 7/1/2022	20,000	20,283

Series 2019B, Rev., 5.00%, 7/1/2022	25,000	25,354

Build NYC Resource Corp., Horace Mann School Project Rev., 4.00%, 7/1/2022	125,000	126,358

Build NYC Resource Corp., The New York Methodist Hospital Project Rev., 5.00%, 7/1/2023 (b)	55,000	57,846

Build NYC Resource Corp., United Jewish Appeal-Federation of Jewish Philanthropies of New York, Inc., Project Rev., 5.00%, 7/1/2022	50,000	50,735

Carle Place Union Free School District GO, 1.63%, 8/15/2022	50,000	50,035

Central Islip Union Free School District GO, 4.00%, 7/15/2022	50,000	50,615

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

New York — continued

Central Square Central School District GO, 4.00%, 6/15/2023	25,000	25,969

Churchville-Chili Central School District GO, 4.00%, 6/15/2022	100,000	100,958

City of Auburn GO, BAN, 1.00%, 8/17/2022	13,150,000	13,158,344

City of Beacon, Public Improvement Series 2018A, GO, 3.00%, 5/15/2023	30,000	30,706

City of Buffalo

Series 2012D, GO, AGM, 2.25%, 12/1/2022	25,000	25,284

GO, 5.00%, 4/1/2023	50,000	52,227

City of Cortland, Public Improvement GO, 5.00%, 6/1/2022	75,000	75,806

City of Ithaca GO, BAN, 2.00%, 2/17/2023	7,745,493	7,826,763

City of Ithaca, Public Improvement GO, 4.00%, 1/15/2023	25,000	25,681

City of Middletown GO, BAN, 1.50%, 8/25/2022	210,000	210,638

City of New York

Series I, Subseries 1-I, GO, 5.00%, 3/1/2022	70,000	70,000

Series G, Subseries G-1, GO, 5.00%, 4/1/2022 (b)	375,000	376,368

Subseries F-1, GO, 5.00%, 4/1/2022	45,000	45,164

Series 2019B, GO, 2.00%, 8/1/2022	75,000	75,420

Series 2013-I, GO, 3.00%, 8/1/2022	25,000	25,243

Series 2012E, GO, 4.00%, 8/1/2022	120,000	120,335

Series 2014K, GO, 4.00%, 8/1/2022	50,000	50,693

Series B, GO, 4.00%, 8/1/2022	285,000	288,948

Series 2021C, GO, 5.00%, 8/1/2022	500,000	508,990

Series B, GO, 5.00%, 8/1/2022	150,000	152,697

Series B, GO, 5.00%, 8/1/2022 (b)	155,000	157,800

Series C, GO, 5.00%, 8/1/2022 (b)	20,000	20,361

Series C, GO, 5.00%, 8/1/2022	270,000	274,854

Series D, GO, 5.00%, 8/1/2022	35,000	35,629

Series E, GO, 5.00%, 8/1/2022	340,000	346,113

Series G, GO, 5.00%, 8/1/2022	45,000	45,809

Series H, GO, 5.00%, 8/1/2022	135,000	137,427

Series I, GO, 5.00%, 8/1/2022 (b)	95,000	96,716

Series B, Subseries B-5, GO, NATL-RE, 5.00%, 8/15/2022	290,000	295,677

Subseries 2012D-1, GO, 4.00%, 10/1/2022	75,000	75,205

Subseries A-1, GO, 5.00%, 10/1/2022 (b)	275,000	281,834

SEE NOTES TO FINANCIAL STATEMENTS.

370	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

New York — continued

Series E, GO, 5.00%, 2/1/2023 (b)	50,000	51,887

Series F, Subseries F-1, GO, 5.00%, 3/1/2023 (b)	85,000	88,430

Subseries F-1, GO, 5.00%, 3/1/2023 (b)	50,000	52,043

Series 2018A, GO, 5.00%, 8/1/2023	185,000	195,321

Series C, GO, 5.00%, 8/1/2023	25,000	25,412

Series D, GO, 5.00%, 8/1/2023	435,000	450,724

Series E, GO, 5.00%, 8/1/2023	65,000	67,350

Series 2012E, GO, 5.00%, 8/1/2024	100,000	100,352

Series 2012F, GO, 5.00%, 8/1/2024	90,000	90,317

Series 2013-I, GO, 5.00%, 8/1/2024	30,000	31,643

Series 2013J, GO, 5.00%, 8/1/2024	345,000	363,896

Series B, GO, 5.00%, 8/1/2024	230,000	233,999

Series D, GO, 5.00%, 8/1/2024	30,000	31,107

Series E, GO, 5.00%, 8/1/2024	160,000	165,903

Series G, GO, 5.00%, 8/1/2024	35,000	37,523

Series I, GO, 5.00%, 8/1/2024	280,000	284,869

Series 2004A-6, GO, 5.00%, 8/1/2025	40,000	41,468

Series 2013J, GO, 5.00%, 8/1/2025	130,000	137,083

Series B, GO, 5.00%, 8/1/2025	140,000	142,429

Series C, GO, 5.00%, 8/1/2025	145,000	151,648

Series E, GO, 5.00%, 8/1/2025	50,000	51,835

Series J, GO, 5.00%, 8/1/2025	30,000	32,596

Series F, Subseries F-1, GO, 5.00%, 3/1/2026	45,000	46,784

Series D, GO, 5.00%, 8/1/2026	40,000	41,465

City of New York, Fiscal Year 1994 Series 1994A, GO, 5.00%, 8/1/2023	150,000	150,481

City of New York, Fiscal Year 2008 Series 2008J, Subseries J-3, GO, 5.00%, 8/1/2022	25,000	25,449

City of New York, Fiscal Year 2012

Series 2012F, GO, 4.00%, 8/1/2022	25,000	25,070

Series 2012F, GO, 5.00%, 8/1/2023	205,000	205,657

Series 2012-I, GO, 5.00%, 8/1/2023	615,000	625,141

Series 2012F, GO, 5.00%, 8/1/2026	210,000	210,737

City of New York, Fiscal Year 2012, Tax-Exempt

Series G, Subseries G-1, GO, 5.00%, 4/1/2022 (b)	1,155,000	1,159,123

Series G, Subseries G-1, GO, 5.00%, 4/1/2022	40,000	40,145

Series 2012B, GO, 4.00%, 8/1/2022	50,000	50,140

Series I, GO, 5.00%, 8/1/2022	320,000	325,753

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

New York — continued

Series I, GO, 5.00%, 8/1/2022 (b)	25,000	25,452

Series 2012D, Subseries D-1, GO, 5.00%, 10/1/2024	70,000	70,246

Series I, GO, 5.00%, 8/1/2025	185,000	188,209

City of New York, Fiscal Year 2013

Series 2013D, GO, 5.00%, 8/1/2022	215,000	218,865

Series 2013I, GO, 5.00%, 8/1/2022	110,000	111,978

Series 2013J, GO, 5.00%, 8/1/2022	515,000	524,259

Series 2013E, GO, 4.50%, 8/1/2023	55,000	56,739

Series 2013J, GO, 5.00%, 8/1/2023	185,000	195,321

Series H, GO, 5.00%, 8/1/2023	75,000	79,184

City of New York, Fiscal Year 2013, Tax-Exempt

Series G, GO, 5.00%, 8/1/2022	55,000	55,989

Series F, Subseries F-1, GO, 5.00%, 3/1/2024	170,000	176,900

Series H, GO, 5.00%, 8/1/2025	50,000	52,724

City of New York, Fiscal Year 2014

Series 2014J, GO, 5.00%, 8/1/2022	370,000	376,652

Series B, GO, 5.00%, 8/1/2022	70,000	71,259

Series 2014E, GO, 5.25%, 8/1/2022	485,000	494,220

Series I, Subseries 2014I-1, GO, 5.00%, 3/1/2023	350,000	364,231

Series 2013G, GO, 5.00%, 8/1/2023	390,000	411,758

Series 2014E, GO, 5.00%, 8/1/2023	105,000	110,858

Series 2014J, GO, 5.00%, 8/1/2023	140,000	147,810

Series 2014I-1, GO, 5.00%, 3/1/2024	75,000	80,589

Series 2014E, GO, 5.00%, 8/1/2024	35,000	36,917

Series D, Subseries D-1, GO, 5.00%, 8/1/2025	225,000	237,258

City of New York, Fiscal Year 2015

Series 2015B, GO, 3.00%, 8/1/2022	25,000	25,243

Series 2015-1, GO, 5.00%, 8/1/2022	220,000	223,955

Series 2015A, GO, 5.00%, 8/1/2022	160,000	162,877

Series 2015C, GO, 5.00%, 8/1/2022	140,000	142,517

Series 1, GO, 5.00%, 8/1/2023	240,000	253,389

Series 2015A, GO, 5.00%, 8/1/2024	225,000	244,979

Series 2012I, GO, 5.00%, 8/1/2025	85,000	89,631

Series 2015A, GO, 5.00%, 8/1/2025	110,000	119,520

Series 2015A, GO, 5.00%, 8/1/2026	30,000	32,597

City of New York, Fiscal Year 2016

Series A, GO, 5.00%, 8/1/2024	235,000	255,867

Series E, GO, 5.00%, 8/1/2024	90,000	97,991

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	371

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

New York — continued

City of New York, Fiscal Year 2017

Series A, Subseries A-4, GO, VRDO, LOC: Citibank NA, 0.21%, 3/9/2022 (c)	19,980,000	19,980,000

Series C, GO, 5.00%, 8/1/2022	395,000	402,102

Series 2017B-1, GO, 5.00%, 12/1/2022	75,000	77,344

City of New York, Fiscal Year 2018

Series 2018-1, GO, 4.00%, 8/1/2022	120,000	121,662

Series 2018-1, GO, 5.00%, 8/1/2022	20,000	20,360

Series 2018A, GO, 5.00%, 8/1/2022	140,000	142,517

Series C, GO, 5.00%, 8/1/2022	200,000	203,596

Series 2018C, GO, 5.00%, 8/1/2023	60,000	63,347

Series 2018D, GO, 5.00%, 8/1/2023	800,000	844,631

Series 2018F-1, GO, 4.00%, 4/1/2025	30,000	32,393

City of New York, Fiscal Year 2019

Series D, Subseries D-4, GO, VRDO, LIQ: Barclays Bank plc, 0.04%, 3/1/2022 (c)	5,000,000	5,000,000

Series 2019A, GO, 5.00%, 8/1/2022	25,000	25,450

Series 2019B, GO, 3.00%, 8/1/2023	125,000	128,473

City of New York, Fiscal Year 2020 Series 2020C-1, GO, 5.00%, 8/1/2023	100,000	105,579

City of New York, Tax-Exempt Subseries G-1, GO, 5.00%, 4/1/2022 (b)	20,000	20,073

Subseries D-1, GO, 4.00%, 8/1/2022	35,000	35,485

Series B, GO, 5.00%, 8/1/2022 (b)	95,000	96,716

Series I, GO, 5.00%, 8/1/2022 (b)	50,000	50,903

Subseries A-1, GO, 4.00%, 10/1/2022 (b)	60,000	61,126

Series A-1, GO, 5.00%, 10/1/2022 (b)	200,000	204,970

Subseries A-1, GO, 5.00%, 10/1/2022 (b)	50,000	51,243

Subseries A-1, GO, 5.00%, 8/1/2024	25,000	26,369

Series 2015C, GO, 5.00%, 8/1/2025	30,000	33,160

Series A, Subseries A-6, GO, 5.00%, 8/1/2025	60,000	64,207

Series A, Subseries A-1, GO, 5.25%, 8/1/2025	60,000	63,479

City of Niagara Falls GO, 5.00%, 5/15/2022	50,000	50,423

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

New York — continued

City of North Tonawanda, Various Purpose GO, 5.00%, 6/1/2022	25,000	25,274

City of Rochester

Series 2018-II, GO, 4.00%, 8/1/2022	165,000	167,307

Series 2021 II, GO, BAN, 2.00%, 8/3/2022	1,565,000	1,573,634

Series 2018-1, GO, 4.00%, 2/15/2023	50,000	51,466

City of Schenectady, Public Improvement

GO, 3.25%, 5/15/2022	40,000	40,215

GO, AGM, 5.00%, 5/15/2022	25,000	25,223

City of Syracuse, Public Improvement

Series 2020B, GO, 5.00%, 5/15/2022	35,000	35,316

Series 2015B, GO, 4.00%, 11/1/2022	45,000	45,951

Series 2019A, GO, 4.00%, 5/15/2023	20,000	20,709

City of White Plains, Public Improvement

Series 2020B, GO, 5.00%, 9/15/2022	45,000	46,008

GO, 5.00%, 11/1/2023	40,000	42,642

City of Yonkers

Series 2017A, GO, 5.00%, 9/1/2022	25,000	25,531

Series 2017C, GO, 5.00%, 10/1/2022	65,000	66,596

Series 2014D, GO, AGM, 3.00%, 10/15/2023	150,000	152,023

Clarence Central School District GO, 5.00%, 6/15/2022	85,000	86,084

Clarkstown Central School District GO, 2.00%, 11/15/2022	40,000	40,356

Cleveland Hill Union Free School District GO, 4.00%, 6/15/2022	30,000	30,284

Cohoes City School District GO, 5.00%, 4/15/2022	40,000	40,213

Commack Union Free School District GO, 4.00%, 11/15/2022	175,000	178,881

Connetquot Central School District of Islip GO, 5.00%, 7/15/2022	80,000	81,308

County of Albany

Series 2021A, GO, 5.00%, 7/1/2022	20,000	20,291

GO, 5.00%, 9/15/2022	25,000	25,577

Series 2020A, GO, 5.00%, 9/15/2022	50,000	51,153

SEE NOTES TO FINANCIAL STATEMENTS.

372	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

New York — continued

Series 2019C, GO, 5.00%, 11/1/2023	50,000	53,242

County of Albany, Various Purpose

Series 2019A, GO, 5.00%, 9/15/2022	20,000	20,461

GO, 5.00%, 4/1/2023	40,000	41,760

County of Chemung, Public Improvement

GO, 3.00%, 12/15/2022	40,000	40,650

GO, 5.00%, 3/15/2023	50,000	52,047

County of Dutchess, Public Improvement

Series 2018A, GO, 3.00%, 3/1/2022	50,000	50,000

Series 2018B, GO, 3.25%, 3/1/2022	90,000	90,000

GO, 5.00%, 5/1/2022	40,000	40,289

GO, 5.00%, 12/15/2022	200,000	206,485

Series 2019B, GO, 5.00%, 3/1/2023	100,000	104,026

County of Erie, Public Improvement Series A, GO, 5.00%, 9/15/2022	75,000	76,738

County of Livingston, Public Improvement

GO, 4.00%, 5/15/2022	75,000	75,509

GO, 3.00%, 5/15/2023	80,000	81,990

GO, 4.00%, 2/1/2024	35,000	36,890

County of Monroe

GO, 5.00%, 6/1/2022	180,000	181,980

GO, 5.00%, 6/1/2023	80,000	84,009

County of Monroe, Public Improvement

GO, 5.00%, 6/1/2022	260,000	262,860

Series 2019A, GO, 5.00%, 6/1/2022	35,000	35,385

County of Nassau, General Improvement

Series 2013B, GO, 5.00%, 4/1/2022	25,000	25,087

Series 2017B, GO, 5.00%, 4/1/2022	85,000	85,297

Series 2016B, GO, 5.00%, 10/1/2022	215,000	220,101

Series C, GO, 5.00%, 10/1/2022	950,000	972,540

Series 2016A, GO, 5.00%, 1/1/2023	210,000	216,928

Series 2015B, GO, 5.00%, 4/1/2023	350,000	364,662

Series 2017C, GO, 5.00%, 10/1/2023	280,000	296,455

Series 2014A, GO, 5.00%, 4/1/2024	80,000	86,021

Series 2015B, GO, 5.00%, 4/1/2024	525,000	564,511

Series 2017C, GO, 5.00%, 10/1/2024	250,000	272,928

Series 2016A, GO, 5.00%, 1/1/2025	50,000	54,926

County of Oneida, Public Improvement

GO, 5.00%, 3/15/2022	50,000	50,081

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

New York — continued

GO, 3.00%, 4/15/2022	235,000	235,700

GO, 2.50%, 5/15/2022	20,000	20,079

County of Onondaga

GO, 4.00%, 5/1/2022	25,000	25,142

GO, 5.00%, 2/1/2023	25,000	25,939

County of Ontario GO, 5.00%, 5/15/2022	20,000	20,178

County of Orange Series 2012B, GO, 5.00%, 7/1/2022	105,000	106,536

County of Orange, Public Improvement

GO, 5.00%, 4/15/2022	25,000	25,135

Series 2017A, GO, 5.00%, 6/15/2022	40,000	40,509

County of Orange, Various Purpose Series 2016B, GO, 5.00%, 7/1/2022	50,000	50,731

County of Putnam, Public Improvement GO, 4.00%, 1/15/2023	20,000	20,540

County of Rensselaer, Public Improvement

GO, 5.00%, 6/1/2022	25,000	25,277

GO, 5.00%, 8/15/2022	25,000	25,495

GO, 5.00%, 9/1/2022	50,000	51,082

County of Rockland Series 2014A, GO, AGM, 5.00%, 3/1/2023	25,000	26,027

County of Rockland, Public Improvement Series 2014C, GO, AGM, 4.00%, 5/1/2023	50,000	51,788

County of Rockland, Various Purpose

Series 2019A, GO, 5.00%, 6/15/2022	40,000	40,509

GO, AGM, 2.75%, 12/1/2022	25,000	25,371

County of Saratoga, Public Improvement GO, 4.00%, 8/15/2022	60,000	60,885

County of Schenectady, Public Improvement GO, 5.00%, 6/15/2022	25,000	25,314

County of Schenectady, Various Purpose GO, 4.00%, 8/1/2022	55,000	55,760

County of Schoharie, Public Improvement GO, 3.00%, 11/1/2022	20,000	20,299

County of Suffolk

Series 2015A, GO, AGM, 5.00%, 5/1/2022	70,000	70,508

Series 2015C, GO, 5.00%, 5/1/2022	275,000	276,759

Series 2020B, GO, AGM, 5.00%, 5/15/2022	3,000,000	3,026,809

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	373

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

New York — continued

Series 2015B, GO, AGM, 5.00%, 10/1/2022	20,000	20,490

Series 2017D, GO, 4.00%, 10/15/2022	100,000	101,985

Series B, GO, AGM, 4.00%, 10/15/2022	450,000	458,932

Series A, GO, AGM, 4.00%, 2/1/2023	75,000	77,072

Series 2017D, GO, 5.00%, 10/15/2023	50,000	53,067

Series B, GO, AGM, 4.00%, 10/15/2024	100,000	106,226

Series 2019A, GO, 5.00%, 4/1/2025	100,000	110,124

County of Sullivan GO, BAN, 1.50%, 4/7/2022	2,000,000	2,001,414

County of Sullivan, Public Improvement

GO, 5.00%, 3/1/2022	100,000	100,000

GO, 3.00%, 5/15/2022	60,000	60,287

GO, 5.00%, 7/15/2022	25,000	25,395

County of Ulster, Public Improvement GO, 4.50%, 11/15/2022	50,000	51,305

County of Warren, Public Improvement GO, AGM, 5.00%, 7/15/2022	125,000	127,044

County of Wayne GO, 5.00%, 12/1/2022	155,000	159,929

County of Wayne, Public Improvement GO, 4.50%, 6/1/2022	25,000	25,247

County of Westchester

Series 2012B, GO, 5.00%, 7/1/2022	25,000	25,367

Series 2012A, GO, 4.00%, 10/15/2022	25,000	25,512

Series 2020A, GO, 5.00%, 10/15/2022	25,000	25,666

Series 2018A, GO, 5.00%, 12/1/2022	90,000	92,855

Series 2016A, GO, 5.00%, 1/1/2023	55,000	56,922

Series 2012B, GO, 2.00%, 7/1/2023	35,000	35,128

Series 2017A, GO, 5.00%, 7/1/2023	50,000	52,683

Croton-Harmon Union Free School District GO, 5.00%, 6/1/2022	80,000	80,880

Depew Union Free School District GO, 5.00%, 6/1/2022	135,000	136,495

Dobbs Ferry Union Free School District GO, 2.00%, 7/15/2022	85,000	85,450

Dutchess County Local Development Corp., Marist College Project Series 2015A, Rev., 5.00%, 7/1/2022	115,000	116,686

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

New York — continued

Dutchess County Local Development Corp., Nuvance Health Issue Series 2019B, Rev., 5.00%, 7/1/2023	525,000	551,668

Dutchess County Local Development Corp., The Culinary Institute of America Rev., 5.00%, 7/1/2022	150,000	152,022

East Aurora Union Free School District GO, AGM, 5.00%, 6/15/2023	45,000	47,282

East Greenbush Central School District Series 2019A, GO, 5.00%, 12/15/2022	30,000	30,997

East Hampton Union Free School District

GO, 5.00%, 6/1/2022	40,000	40,444

GO, TAN, 1.50%, 6/24/2022	210,000	210,370

East Irondequoit Central School District GO, 4.00%, 6/15/2022	240,000	242,313

East Islip Union Free School District, Unlimited Tax Series 2010B, GO, 3.25%, 3/15/2022	40,000	40,041

Eastchester Union Free School District Series 2016A, GO, 4.00%, 6/15/2022	10,000	10,096

Edgemont Union Free School District at Greenburgh GO, 4.00%, 8/15/2022	45,000	45,690

Enlarged City School District of the City of Troy GO, 5.00%, 7/1/2022	165,000	167,358

Erie County Fiscal Stability Authority, Sales Tax and State Aid Secured

Series 2013A, Rev., 5.00%, 3/15/2022	80,000	80,132

Series 2016A, Rev., 5.00%, 5/15/2022	175,000	176,604

Series 2017A, Rev., 5.00%, 6/15/2022	100,000	101,281

Rev., 5.00%, 9/1/2022	75,000	76,631

Series 2017D, Rev., 5.00%, 9/1/2022	85,000	86,849

Erie County Industrial Development Agency (The), City School District of the City of Buffalo Project

Series 2012A, Rev., 5.00%, 5/1/2022	120,000	120,886

Series 2015A, Rev., 5.00%, 5/1/2022	245,000	246,810

Series 2016A, Rev., 5.00%, 5/1/2022	125,000	125,923

Rev., 5.00%, 5/1/2023	150,000	156,990

Series A, Rev., 5.00%, 5/1/2023	210,000	211,382

SEE NOTES TO FINANCIAL STATEMENTS.

374	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

New York — continued

Series 2012A, Rev., 5.00%, 5/1/2024	20,000	20,147

Series 2015A, Rev., 5.00%, 5/1/2024	150,000	161,974

Series 2012A, Rev., 5.00%, 5/1/2025	210,000	211,527

Series 2013A, Rev., 5.00%, 5/1/2026	195,000	203,900

Series 2013A, Rev., 5.00%, 5/1/2027	75,000	78,423

Erie County Water Authority

Rev., 5.00%, 12/1/2022	245,000	252,790

Rev., 5.00%, 12/1/2023	75,000	80,113

Fairport Central School District

GO, 3.00%, 3/1/2022	30,000	30,000

GO, 4.00%, 6/15/2022	50,000	50,492

Fayetteville-Manlius Central School District GO, 2.60%, 7/15/2022	135,000	135,959

Fillmore Central School District GO, AGM, 5.00%, 6/15/2022	50,000	50,638

Franklin County Solid Waste Management Authority Rev., 3.00%, 6/1/2022	50,000	50,256

Freeport Union Free School District

GO, 5.00%, 4/1/2022	60,000	60,221

GO, 5.00%, 12/1/2022	50,000	51,590

Friendship Central School District GO, AGM, 2.00%, 6/15/2023	310,000	314,113

Goshen Central School District GO, 2.00%, 12/1/2022	35,000	35,332

Grand Island Central School District GO, 5.00%, 12/1/2022	135,000	139,241

Half Hollow Hills Central School District Series 2013B, GO, 4.00%, 8/15/2022	100,000	101,529

Hammondsport Central School District GO, 2.00%, 6/15/2023	75,000	75,831

Harborfields Central School District GO, 5.00%, 3/1/2022	45,000	45,000

Haverstraw-Stony Point Central School District GO, 5.00%, 10/15/2022	300,000	307,900

Hempstead Town Local Development Corp. Rev., 5.00%, 10/1/2022	40,000	40,954

Hewlett-Woodmere Union Free School District GO, 5.00%, 11/1/2022	30,000	30,853

Hudson Yards Infrastructure Corp., Second Indenture

Series 2017A, Rev., 4.00%, 2/15/2023	45,000	46,337

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

New York — continued

Series 2017A, Rev., 5.00%, 2/15/2023	485,000	504,004

Series 2017A, Rev., 5.00%, 2/15/2024	115,000	123,522

Series 2017A, Rev., 5.00%, 2/15/2025	20,000	22,181

Hunter-Tannersville Central School District GO, 5.00%, 6/15/2022	30,000	30,379

Iroquois Central School District

Series 2018A, GO, 2.38%, 8/1/2022	80,000	80,489

GO, 5.00%, 6/15/2025	25,000	27,742

Island Trees Union Free School District GO, 4.00%, 8/1/2023	25,000	25,316

Islip Union Free School District GO, 2.25%, 3/1/2022	50,000	50,000

Ithaca City School District

GO, AGM, 2.00%, 7/1/2022	45,000	45,209

GO, 4.00%, 7/1/2022	290,000	293,227

Kings Park Central School District

GO, 2.25%, 8/1/2022	70,000	70,450

Series 2017A, GO, 5.00%, 8/1/2022	25,000	25,444

Kingston City School District GO, 3.00%, 6/1/2022	150,000	150,921

Lakeland Central School District GO, 5.00%, 11/15/2022	60,000	61,798

Lancaster Central School District GO, 5.00%, 6/1/2022	35,000	35,389

Levittown Union Free School District GO, 4.00%, 4/1/2022	55,000	55,159

Lockport City School District GO, 5.00%, 8/1/2022	25,000	25,451

Long Beach City School District GO, 4.00%, 5/1/2022	520,000	523,008

Long Island Power Authority, Electric System

Rev., AGM, Zero Coupon, 6/1/2022	480,000	478,995

Rev., 5.00%, 9/1/2022 (b)	150,000	153,209

Series 2015B, Rev., 5.00%, 9/1/2022 (b)	75,000	76,604

Series 2016B, Rev., 5.00%, 9/1/2022	100,000	102,160

Series B, Rev., 5.00%, 9/1/2022	865,000	883,767

Series 2016B, Rev., 5.00%, 9/1/2023	220,000	233,149

Series 2020B, Rev., 0.85%, 9/1/2025 (c)	125,000	121,052

Rev., 1.00%, 9/1/2025	315,000	308,070

Series B, Rev., 5.00%, 9/1/2026	245,000	249,907

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	375

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

New York — continued

Longwood Central School District Suffolk County GO, 5.00%, 6/1/2022	65,000	65,720

Longwood Central School District, Suffolk County GO, 5.00%, 6/15/2022	140,000	141,785

Madison County Capital Resource Corp., Colgate University Project Series 2013A, Rev., 5.00%, 7/1/2022	50,000	50,733

Maine-Endwell Central School District

GO, 4.00%, 6/15/2022	35,000	35,333

GO, BAN, 1.25%, 6/30/2022	200,000	200,365

Massapequa Union Free School District GO, 5.00%, 10/1/2022	20,000	20,503

Mattituck-Cutchogue Union Free School District Series A, GO, 5.00%, 7/15/2022	20,000	20,327

Metropolitan Transportation Authority

Subseries 2012G-2, Rev., VRDO, LOC: TD Bank NA, 0.19%, 3/9/2022 (c)	43,700,000	43,700,000

Series 2019B-1, Rev., BAN, 5.00%, 5/15/2022	9,655,000	9,742,547

Series 2019D-1, Rev., BAN, 5.00%, 9/1/2022	1,445,000	1,474,269

Series 2002D-1, Rev., 5.00%, 11/1/2022	280,000	287,420

Series 2012B, Rev., 4.00%, 11/15/2022 (b)	95,000	97,166

Series 2008B-2, Rev., 5.00%, 11/15/2022	285,000	292,957

Series 2008B-4, Rev., 5.00%, 11/15/2022	30,000	30,878

Series 2012B, Rev., AGM-CR, 5.00%, 11/15/2022 (b)	50,000	51,490

Series 2012B, Rev., TRAN, 5.00%, 11/15/2022 (b)	65,000	66,890

Series 2012C, Rev., 5.00%, 11/15/2022 (b)	220,000	226,518

Series 2012E, Rev., 5.00%, 11/15/2022 (b)	600,000	617,802

Series 2012F, Rev., 5.00%, 11/15/2022	605,000	621,892

Series 2013A, Rev., 5.00%, 11/15/2022	250,000	256,980

Series 2013B, Rev., 5.00%, 11/15/2022	65,000	66,815

Series 2013C, Rev., 5.00%, 11/15/2022	30,000	30,838

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

New York — continued

Series 2015F, Rev., 5.00%, 11/15/2022	70,000	71,954

Series 2016B, Rev., 5.00%, 11/15/2022	35,000	35,977

Series 2016D, Rev., 5.00%, 11/15/2022	60,000	61,675

Series 2019F, Rev., BAN, 5.00%, 11/15/2022	125,000	128,463

Series A-2, Rev., 5.00%, 11/15/2022	180,000	185,026

Subseries B-1, Rev., 5.00%, 11/15/2022	120,000	123,513

Series 2020A-1, Rev., BAN, 5.00%, 2/1/2023	620,000	641,511

Series 2013A, Rev., AGM-CR, 5.00%, 5/15/2023 (b)	60,000	62,918

Series 2013A, Rev., 5.00%, 5/15/2023 (b)	125,000	131,080

Series 2002D-1, Rev., 5.00%, 11/1/2023	25,000	25,647

Series 2008B-3, Rev., 5.00%, 11/15/2023	100,000	106,342

Series 2012F, Rev., 5.00%, 11/15/2023	40,000	41,091

Series 2013C, Rev., 5.00%, 11/15/2023	960,000	1,020,886

Series 2013E, Rev., 5.00%, 11/15/2023 (b)	25,000	26,654

Series 2014C, Rev., 5.00%, 11/15/2023	90,000	95,708

Series 2017B, Rev., 5.00%, 11/15/2023	175,000	186,099

Series 2017C-1, Rev., 5.00%, 11/15/2023	100,000	106,342

Series A-1, Rev., 5.00%, 11/15/2023	35,000	37,220

Series 2012F, Rev., 5.00%, 11/15/2024	50,000	51,338

Series 2012D, Rev., 5.00%, 11/15/2025	105,000	107,775

Series 2002D-1, Rev., 5.00%, 11/1/2026	50,000	51,223

Metropolitan Transportation Authority, Dedicated Tax Fund

Series 2019A, Rev., BAN, 5.00%, 3/1/2022 (b)	2,970,000	2,970,000

Series 2002B-1, Rev., 3.00%, 11/1/2022	40,000	40,562

SEE NOTES TO FINANCIAL STATEMENTS.

376	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

New York — continued

Series 2012A, Rev., 4.00%, 11/15/2022	40,000	40,891

Series B-1, Rev., 4.00%, 11/15/2022	280,000	286,239

Series 2012A, Rev., 5.00%, 11/15/2022	60,000	61,756

Series 2016A, Rev., 5.00%, 11/15/2022	615,000	633,004

Series 2017A, Rev., 5.00%, 11/15/2022	105,000	108,074

Subseries B-1, Rev., 5.00%, 11/15/2022	130,000	133,806

Series 2012A, Rev., 5.00%, 11/15/2023	810,000	833,862

Series 2016A, Rev., 5.00%, 11/15/2023	100,000	106,552

Series 2017A, Rev., 5.00%, 11/15/2023	10,000	10,655

Series B-2, Rev., 5.00%, 11/15/2023	75,000	79,914

Series 2012A, Rev., 5.00%, 11/15/2024	660,000	679,475

Series 2013B-1, Rev., 5.00%, 11/15/2024	125,000	132,866

Series 2012A, Rev., 5.00%, 11/15/2025	315,000	324,267

Series 2012A, Rev., 5.00%, 11/15/2026	240,000	247,043

Middletown City School District

GO, 4.00%, 6/15/2022	25,000	25,243

GO, 5.00%, 9/15/2022	25,000	25,573

Millbrook Central School District GO, 4.00%, 6/1/2022	30,000	30,248

Minisink Valley Central School District

GO, 4.00%, 4/15/2022	55,000	55,234

GO, 4.00%, 6/15/2022	125,000	126,245

Monroe County Industrial Development Corp., Highland Hospital of Rochester Project Rev., 5.00%, 7/1/2022	530,000	537,502

Monroe County Industrial Development Corp., Rochester General Hospital Series 2013B, Rev., 4.00%, 12/1/2022	30,000	30,685

Monroe County Industrial Development Corp., Rochester Schools Modernization Project

Rev., 5.00%, 5/1/2022	100,000	100,723

Series 2012A, Rev., 5.00%, 5/1/2022	25,000	25,181

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

New York — continued

Monroe County Industrial Development Corp., University of Rochester Project

Series 2013A, Rev., 5.00%, 7/1/2022	135,000	136,970

Series 2013B, Rev., 5.00%, 7/1/2022	25,000	25,365

Series 2015A, Rev., 5.00%, 7/1/2022	75,000	76,095

Series 2013A, Rev., 5.00%, 7/1/2023 (b)	20,000	21,062

Series 2017C, Rev., 5.00%, 7/1/2023	70,000	73,728

Monroe County Water Authority Rev., 5.00%, 3/1/2022	35,000	35,000

Mount Vernon City School District

GO, 4.00%, 9/15/2022	25,000	25,447

GO, 5.00%, 12/1/2022	55,000	56,644

GO, 5.00%, 9/15/2023	25,000	26,480

Nassau County Interim Finance Authority, Sales Tax

Series 2012A, Rev., 4.00%, 11/15/2022 (b)	160,000	163,602

Series 2012A, Rev., 5.00%, 11/15/2022 (b)	105,000	108,128

Series 2015A, Rev., 5.00%, 11/15/2022 (b)	340,000	350,131

Nassau County Local Economic Assistance Corp., Catholic Health Services, Long Island Obligated Group Project Rev., 5.00%, 7/1/2022	95,000	96,345

Nassau County Local Economic Assistance Corp., Winthrop-University Hospital Association Project Rev., 5.00%, 7/1/2022 (b)	50,000	50,728

New Hartford Central School District, Oneida County GO, 4.00%, 6/1/2022	25,000	25,213

New Rochelle City School District GO, 5.00%, 9/1/2022	105,000	107,257

New York City Health and Hospitals Corp., Health System

Series 2008C, Rev., VRDO, LOC: TD Bank NA, 0.19%, 3/9/2022 (c)	25,000,000	25,000,000

Series 2013A, Rev., 5.00%, 2/15/2023	415,000	431,180

Series 2020A, Rev., 3.00%, 2/15/2024	300,000	310,207

New York City Industrial Development Agency, Pilot Capital Appreciation Yankee Stadium Project Series 2009A, Rev., AGC, Zero Coupon, 3/1/2023 (b)	50,000	49,463

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	377

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

New York — continued

New York City Transitional Finance Authority Building Aid Series S-1, Rev., 5.00%, 7/15/2022	280,000	284,494

New York City Transitional Finance Authority, Building Aid, Fiscal Year 2013

Series 2013S-1, Rev., 4.00%, 7/15/2022	110,000	111,360

Series 2013S-1, Rev., 5.00%, 7/15/2023	210,000	213,069

Series 2013S-1, Rev., 5.00%, 7/15/2024	445,000	451,891

Series 2013S-1, Rev., 5.00%, 7/15/2025	335,000	340,187

Series 2013S-1, Rev., 5.00%, 7/15/2026	55,000	55,852

New York City Transitional Finance Authority, Building Aid, Fiscal Year 2015

Series S-1, Rev., 5.00%, 7/15/2022 (b)	200,000	203,255

Series 2015S-2, Rev., 5.00%, 7/15/2023	25,000	26,348

Series S-1, Rev., 5.00%, 7/15/2023	175,000	184,439

New York City Transitional Finance Authority, Building Aid, Fiscal Year 2016

Series 2016S-1, Rev., 5.00%, 7/15/2022 (b)	125,000	127,034

Series 2016S-1, Rev., 5.00%, 7/15/2023 (b)	45,000	47,460

New York City Transitional Finance Authority, Building Aid, Fiscal Year 2018

Series 2018S-4A, Rev., 3.00%, 7/15/2022	100,000	100,868

Series S-1, Rev., 5.00%, 7/15/2022 (b)	20,000	20,322

Series S-2, Rev., 5.00%, 7/15/2022	280,000	284,494

Series 2018S-4, Rev., 5.00%, 7/15/2023 (b)	110,000	116,013

New York City Transitional Finance Authority, Building Aid, Fiscal Year 2019

Series 2019S-1, Rev., 5.00%, 7/15/2022	25,000	25,401

Series 2019S-3, Subseries S-3A, Rev., 5.00%, 7/15/2023	200,000	210,788

Series 2019S-3, Subseries S-3A, Rev., 5.00%, 7/15/2024	50,000	54,413

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

New York — continued

New York City Transitional Finance Authority, Building Aid, Fiscal Year 2021 Series 2020S-1, Rev., 5.00%, 7/15/2022	100,000	101,605

New York City Transitional Finance Authority, Building Aid, Fiscal Year 2022 Series S-1A, Rev., 5.00%, 7/15/2022	20,000	20,321

New York City Transitional Finance Authority, Future Tax Secured

Series 2012F-1, Rev., 5.00%, 5/1/2023	125,000	125,829

Series 2013 I, Rev., 5.00%, 5/1/2023	45,000	47,113

Subseries F-1, Rev., 5.00%, 2/1/2024	20,000	20,733

Subseries F-1, Rev., 5.00%, 5/1/2027	50,000	50,364

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003

Series 21-B, Rev., 4.00%, 11/1/2022	25,000	25,530

Series 21-A, Rev., 5.00%, 11/1/2022	95,000	97,642

Subseries 13, Rev., 5.00%, 11/1/2022	115,000	118,199

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2007 Series 2007A, Subseries A-3, Rev., 5.00%, 8/1/2023	90,000	95,034

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2012 Series E, Subseries 2012E-1, Rev., 5.00%, 2/1/2025	455,000	456,641

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013

Series 2013I, Rev., 5.00%, 5/1/2022	135,000	135,981

Series B, Rev., 2.00%, 11/1/2022	25,000	25,200

Series 2013D, Rev., 5.00%, 11/1/2022	120,000	123,337

Series B, Rev., 3.00%, 11/1/2023	75,000	75,951

Series D, Rev., 2.00%, 11/1/2024	40,000	40,195

Series H, Rev., 5.00%, 11/1/2024	165,000	172,453

Series I, Rev., 3.00%, 5/1/2025	50,000	50,807

Series A, Rev., 5.00%, 8/1/2025	165,000	167,946

SEE NOTES TO FINANCIAL STATEMENTS.

378	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

New York — continued

Series E, Rev., 4.00%, 11/1/2025	10,000	10,212

Series E, Rev., 4.00%, 11/1/2026	45,000	45,954

Series B, Rev., 5.00%, 11/1/2026	40,000	41,113

Series I, Rev., 5.00%, 5/1/2027	55,000	57,484

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014

Series 2014A-1, Rev., 5.00%, 11/1/2022	175,000	179,867

Subseries 2014C, Rev., 5.00%, 11/1/2022	210,000	215,841

Series D, Subseries D-1, Rev., 5.00%, 2/1/2023	75,000	77,823

Series 2014C, Rev., 5.00%, 11/1/2023	90,000	95,805

Series 2014B-1, Rev., 5.00%, 11/1/2024	25,000	27,040

Subseries C, Rev., 5.00%, 11/1/2026	20,000	21,592

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015

Series B, Subseries B-1, Rev., 5.00%, 8/1/2022	20,000	20,357

Subseries 2015A-1, Rev., 5.00%, 8/1/2022	45,000	45,804

Series 2015C, Rev., 4.00%, 11/1/2022	50,000	51,060

Series C, Rev., 5.00%, 11/1/2022	320,000	328,900

Series B, Subseries B-1, Rev., 3.00%, 8/1/2023	15,000	15,419

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2016

Series 2016A-1, Rev., 5.00%, 8/1/2022	50,000	50,893

Series 2016A-1, Rev., 4.00%, 8/1/2023	25,000	26,048

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017 Subseries F-1, Rev., 5.00%, 5/1/2023	60,000	62,817

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2018

Series 2018C-1, Rev., 5.00%, 5/1/2022	85,000	85,618

Series 2018A-1, Rev., 5.00%, 8/1/2022	505,000	514,015

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

New York — continued

Series 2018B, Subseries B-1, Rev., 5.00%, 8/1/2022	75,000	76,339

Series 2018-1, Rev., 5.00%, 11/1/2022	130,000	133,616

Series 2018-A-1, Rev., 5.00%, 8/1/2023	10,000	10,559

Series 2018B-1, Rev., 5.00%, 8/1/2024	40,000	43,622

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019

Subseries B-1, Rev., 5.00%, 8/1/2022	300,000	305,356

Series 2019C-1, Rev., 5.00%, 11/1/2022	20,000	20,556

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2020

Series C, Subseries C-1, Rev., 5.00%, 5/1/2022	65,000	65,473

Series 2020A, Rev., 5.00%, 5/1/2023	20,000	20,939

Series 2020C, Subseries C-1, Rev., 5.00%, 5/1/2023 (b)	150,000	157,061

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2021

Series 2021C, Subseries C-1, Rev., 3.00%, 5/1/2022	190,000	190,760

Series 2021A, Rev., 3.00%, 11/1/2022	395,000	400,767

Subseries E-1, Rev., 5.00%, 2/1/2023	20,000	20,753

Series 2021C, Subseries C-1, Rev., 5.00%, 5/1/2024	25,000	27,046

Series 2021-1, Rev., 5.00%, 11/1/2025	40,000	45,206

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2022 Series B, Subseries B-1, Rev., 3.00%, 8/1/2023	80,000	82,234

New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt

Subseries F-1, Rev., 5.00%, 5/1/2022	160,000	161,163

Series 2013B, Rev., 5.00%, 11/1/2022	190,000	195,284

Series F-1, Rev., 5.00%, 2/1/2023	390,000	404,681

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	379

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

New York — continued

Subseries F-1, Rev., 5.00%, 2/1/2025	330,000	341,959

Subseries F-1, Rev., 5.00%, 2/1/2026	100,000	103,624

New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2012 Series E, Subseries E-1, Rev., 5.00%, 2/1/2023	230,000	230,764

New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2013

Series 2013G, Rev., 4.00%, 11/1/2022	25,000	25,530

Series 2013H, Rev., 5.00%, 11/1/2023	70,000	73,166

Series B, Rev., 5.00%, 11/1/2023	100,000	102,587

Series D, Rev., 5.00%, 11/1/2023	25,000	25,647

Series 2013C, Subseries C-1, Rev., 5.00%, 11/1/2025	335,000	344,317

Subseries C-1, Rev., 5.00%, 11/1/2026	75,000	77,086

New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2014 Series D, Subseries D-1, Rev., 5.00%, 2/1/2026	65,000	69,621

New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2016

Series 2016C, Rev., 5.00%, 11/1/2022	70,000	71,947

Series 2016E-1, Rev., 5.00%, 2/1/2025	25,000	27,641

New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2017

Series 2017B, Subseries B-1, Rev., 5.00%, 8/1/2022	95,000	96,696

Series C, Rev., 5.00%, 11/1/2022	80,000	82,225

New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2020 Subseries A-1, Rev., 5.00%, 5/1/2022	175,000	176,272

New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2022 Series A, Subseries A-1, Rev., 5.00%, 11/1/2022	235,000	241,536

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

New York — continued

New York City Water and Sewer System, Fiscal Year 2012 Subseries 2012A-1, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.04%, 3/1/2022 (c)	5,200,000	5,200,000

New York City Water and Sewer System, Second General Resolution

Series BB-1B, Rev., VRDO, LIQ: State Street Bank & Trust, 0.08%, 3/1/2022 (c)	12,000,000	12,000,000

Rev., 5.00%, 6/15/2022 (b)	75,000	75,955

Rev., 5.00%, 6/15/2024	155,000	157,013

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2009 Series 2009BB-1, Rev., VRDO, LIQ: UBS AG, 0.09%, 3/1/2022 (c)	4,485,000	4,485,000

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2012

Series 2012EE, Rev., 4.00%, 6/15/2022 (b)	50,000	50,494

Series 2012EE, Rev., 4.00%, 6/15/2022 (b)	75,000	75,741

Series 2012EE, Rev., 5.00%, 6/15/2022 (b)	80,000	81,018

Series FF, Rev., 5.00%, 6/15/2022 (b)	80,000	81,018

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2013 Series 2013CC, Rev., 5.00%, 6/15/2023 (b)	180,000	189,182

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2014 Series 2014DD, Rev., 5.00%, 6/15/2022 (b)	390,000	394,964

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2018 Series 2018CC-2, Rev., 5.00%, 6/15/2024	260,000	268,786

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2019

Rev., VRDO, LIQ: Industrial & Commercial Bank of China, 0.25%, 3/9/2022 (c)	15,000,000	15,000,000

Series 2019DD-2, Rev., 5.00%, 6/15/2024	90,000	93,041

Series 2019DD-2, Rev., 5.00%, 6/15/2025	25,000	26,723

SEE NOTES TO FINANCIAL STATEMENTS.

380	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

New York — continued

New York City Water and Sewer System, Second General Resolution, Fiscal Year 2020 Series 2020CC-2, Rev., 5.00%, 6/15/2022 (b)	100,000	101,273

New York Convention Center Development Corp., Hotel Unit Fee Secured Rev., 5.00%, 11/15/2022	90,000	92,593

New York Convention Center Development Corp., Subordinate Lien, Hotel Unit Fee Secured Series 2016B, Rev., 5.00%, 11/15/2022	30,000	30,798

New York Local Government Assistance Corp., Subordinate Lien Series 2012A, Rev., 5.00%, 4/1/2022 (b)	30,000	30,109

New York Municipal Bond Bank Agency, Prior Year Claims

Series 2012A, Rev., 4.00%, 12/1/2022	175,000	179,263

Series 2012A, Rev., 5.00%, 12/1/2022	55,000	56,749

New York Power Authority Series 2011A, Rev., 5.00%, 11/15/2022 (b)	175,000	180,214

New York State Dormitory Authority Series 2018A, Rev., 5.00%, 7/1/2022	35,000	35,514

New York State Dormitory Authority, Barnard College

Series 2015A, Rev., 5.00%, 7/1/2022	180,000	182,639

Series 2020A, Rev., 4.00%, 7/1/2023	30,000	31,190

New York State Dormitory Authority, Bidding Group 1 Bonds Series 2018C, Rev., 5.00%, 3/15/2022	70,000	70,115

New York State Dormitory Authority, Columbia University

Series 2012A, Rev., 5.00%, 10/1/2022	320,000	328,047

Series B, Rev., 5.00%, 10/1/2022	70,000	71,760

New York State Dormitory Authority, Cornell University

Series 2016A, Rev., 4.00%, 7/1/2022	20,000	20,229

Series 2019A, Rev., 4.00%, 7/1/2022	20,000	20,228

New York State Dormitory Authority, Court Facilities Lease

Rev., AMBAC, 5.50%, 5/15/2022	380,000	383,835

Rev., 5.00%, 8/1/2022	140,000	142,494

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

New York — continued

New York State Dormitory Authority, Department of Health

Series 2016A, Rev., 5.00%, 7/1/2022	390,000	395,744

Series 2016A, Rev., 5.00%, 7/1/2023	140,000	147,399

New York State Dormitory Authority, Education, State Personal Income Tax

Series 2005B, Rev., AMBAC, 5.50%, 3/15/2022	35,000	35,064

Series 2005B, Rev., AMBAC, 5.50%, 3/15/2023	160,000	167,647

Series B, Rev., AMBAC, 5.50%, 3/15/2024	100,000	108,652

New York State Dormitory Authority, Fordham University

Series 2016A, Rev., 4.00%, 7/1/2022	125,000	126,387

Rev., 5.00%, 7/1/2022	105,000	106,511

Rev., 5.00%, 7/1/2023	200,000	210,487

New York State Dormitory Authority, Harborfields Public Library Rev., 4.00%, 7/1/2022	40,000	40,457

New York State Dormitory Authority, Hospitals Center, Langone Hospitals Obligated Group

Series 2016A, Rev., 4.00%, 7/1/2022	85,000	85,923

Rev., 5.00%, 7/1/2022	610,000	618,635

Rev., 5.00%, 7/1/2023	325,000	341,731

Rev., 5.00%, 7/1/2024	965,000	1,047,027

Rev., 5.00%, 7/1/2026	465,000	503,743

New York State Dormitory Authority, Icahn School of Medicine at Mount Sinai

Series 2015A, Rev., 5.00%, 7/1/2022	275,000	279,032

Rev., 5.00%, 7/1/2023	350,000	368,640

Series 2015A, Rev., 5.00%, 7/1/2024	260,000	281,038

Series 2015A, Rev., 5.00%, 7/1/2025	35,000	38,911

New York State Dormitory Authority, Master Boces Program Rev., 5.00%, 8/15/2022	100,000	101,958

New York State Dormitory Authority, Master Boces Program Lease Rev., 5.00%, 8/15/2022	60,000	61,188

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	381

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

New York — continued

New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center Rev., NATL-RE, 5.50%, 7/1/2023	655,000	679,481

New York State Dormitory Authority, Mount Sinai School of Medical Series 1994A, Rev., NATL-RE, 5.15%, 7/1/2024	100,000	104,924

New York State Dormitory Authority, Municipal Health Facilities Improvement Program

Series 2018-1, Rev., 5.00%, 1/15/2025	200,000	220,123

Series 1, Rev., 5.00%, 1/15/2027	75,000	87,017

New York State Dormitory Authority, New York University

Series 2012A, Rev., 3.75%, 7/1/2022 (b)	50,000	50,520

Series 2015A, Rev., 5.00%, 7/1/2022	140,000	142,057

Series 2017A, Rev., 5.00%, 7/1/2022	250,000	253,674

Series 2015A-1, Rev., 3.00%, 7/1/2023	100,000	102,715

Series 2016A, Rev., 5.00%, 7/1/2023	120,000	126,424

Series 2017A, Rev., 5.00%, 7/1/2023	80,000	84,283

New York State Dormitory Authority, North Shore-Long Island Jewish Obligated Group

Series 2015A, Rev., 4.00%, 5/1/2022	100,000	100,553

Series 2015A-1, Rev., 5.00%, 5/1/2022	65,000	65,466

Series 2015A, Rev., 5.00%, 5/1/2023	1,035,000	1,082,364

Rev., 5.00%, 5/1/2025	300,000	330,920

New York State Dormitory Authority, Northwell Health Obligated Group

Series 2019A, Rev., 5.00%, 5/1/2022	335,000	337,401

Rev., 5.00%, 5/1/2023	200,000	209,153

Series 2019B2, Rev., 5.00%, 5/1/2024 (c)	240,000	254,822

New York State Dormitory Authority, NYSARC, Inc. Rev., 5.00%, 7/1/2022	170,000	172,504

New York State Dormitory Authority, Rochester Institute of Technology

Rev., 4.00%, 7/1/2022	25,000	25,284

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

New York — continued

Rev., 4.00%, 7/1/2022 (b)	140,000	141,553

Rev., 5.00%, 7/1/2022 (b)	50,000	50,720

New York State Dormitory Authority, School Districts Financing Program

Series 2015A, Rev., AGM, 4.00%, 4/1/2022	20,000	20,058

Series 2018D, Rev., 5.00%, 4/1/2022	25,000	25,092

Series A, Rev., 5.00%, 4/1/2022	110,000	110,401

Rev., 4.00%, 10/1/2022	125,000	127,369

Series 2017G, Rev., 4.00%, 10/1/2022	45,000	45,866

Series 2018C, Rev., 4.00%, 10/1/2022	45,000	45,840

Series 2019C, Rev., 4.00%, 10/1/2022	50,000	50,839

Series 2019D, Rev., 4.00%, 10/1/2022	135,000	137,265

Series 2021A, Rev., 4.00%, 10/1/2022	135,000	137,550

Series A, Rev., 4.00%, 10/1/2022	75,000	76,421

Series C, Rev., 4.00%, 10/1/2022	45,000	45,755

Series 2013A, Rev., AGM, 5.00%, 10/1/2022	100,000	102,438

Series 2013C, Rev., 5.00%, 10/1/2022	50,000	51,127

Series 2013E, Rev., AGM, 5.00%, 10/1/2022	25,000	25,609

Series 2014A, Rev., AGM, 5.00%, 10/1/2022	230,000	235,634

Series 2014E, Rev., AGM, 5.00%, 10/1/2022	50,000	51,219

Series 2015B, Rev., AGM, 5.00%, 10/1/2022	65,000	66,569

Series 2015D, Rev., 5.00%, 10/1/2022	35,000	35,810

Series 2017C, Rev., 5.00%, 10/1/2022	50,000	51,127

Series 2017G, Rev., 5.00%, 10/1/2022	35,000	35,876

Series 2018A, Rev., 5.00%, 10/1/2022	470,000	481,764

Series 2019A, Rev., 5.00%, 10/1/2022	345,000	353,512

Series 2020A, Rev., AGM, 5.00%, 10/1/2022	40,000	40,977

Series 2020D, Rev., AGM, 5.00%, 10/1/2022	45,000	46,132

SEE NOTES TO FINANCIAL STATEMENTS.

382	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

New York — continued

Series A, Rev., 5.00%, 10/1/2022	750,000	767,362

Series A, Subseries A-1, Rev., 5.00%, 10/1/2022	200,000	204,946

Series E, Rev., 5.00%, 10/1/2022	120,000	122,968

Series H, Rev., 5.00%, 10/1/2022	30,000	30,751

Series A, Rev., AGM, 5.00%, 4/1/2023	50,000	51,196

Series 2017G, Rev., 4.00%, 10/1/2023	20,000	20,892

Series 2012D, Rev., AGM, 5.00%, 10/1/2023	300,000	306,832

Series 2014A, Rev., AGM, 5.00%, 10/1/2023	95,000	100,706

Series 2015D, Rev., 5.00%, 10/1/2023	20,000	21,201

Series 2016G, Rev., 5.00%, 10/1/2023	40,000	42,364

Series 2017F, Rev., 5.00%, 10/1/2023	150,000	158,209

Series 2017G, Rev., 5.00%, 10/1/2023	55,000	58,313

Series 2019A, Rev., 5.00%, 10/1/2023	265,000	280,961

Series 2020B, Rev., 5.00%, 10/1/2023	50,000	52,955

Series 2015D, Rev., 5.00%, 10/1/2024	165,000	179,386

Series C, Rev., 5.00%, 10/1/2024	100,000	102,432

Series 2017G, Rev., 5.00%, 10/1/2025	1,375,000	1,536,971

Series H, Rev., 5.00%, 10/1/2025	135,000	138,243

New York State Dormitory Authority, Smithtown Special Library Rev., 5.00%, 7/1/2022	215,000	218,152

New York State Dormitory Authority, St. John’s University

Series 2012B, Rev., 5.00%, 7/1/2022 (b)	25,000	25,360

Series 2015A, Rev., 5.00%, 7/1/2022	70,000	71,026

Series 2007C, Rev., NATL-RE, 5.25%, 7/1/2023	110,000	116,221

New York State Dormitory Authority, State Personal Income Tax

Series 2018A, Rev., 5.00%, 3/15/2022	25,000	25,041

Series 2020A, Rev., 5.00%, 3/15/2022	30,000	30,050

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

New York — continued

Series 2020A, Rev., 5.00%, 9/15/2022	25,000	25,581

Series 2017B, Rev., 5.00%, 2/15/2023 (b)	785,000	815,635

Series 2021E, Rev., 5.00%, 3/15/2023	20,000	20,853

Series 2015B, Rev., 5.00%, 2/15/2024	20,000	21,494

Series 2015A, Rev., 5.00%, 3/15/2026	70,000	77,301

New York State Dormitory Authority, State Personal Income Tax, General Purpose

Series 2012B, Rev., 5.00%, 3/15/2022	95,000	95,156

Series 2014C, Rev., 5.00%, 3/15/2022	405,000	405,667

Series 2015A, Rev., 5.00%, 3/15/2022	290,000	290,478

Series 2015E, Rev., 5.00%, 3/15/2022	180,000	180,297

Series 2012A, Rev., 4.00%, 12/15/2022 (b)	320,000	328,072

Series 2012A, Rev., 5.00%, 12/15/2022	755,000	779,954

Series 2014F, Rev., 3.00%, 2/15/2023 (b)	50,000	51,020

Series 2013A, Rev., 5.00%, 2/15/2023 (b)	195,000	202,671

Series 2013A, Rev., 5.00%, 2/15/2023	100,000	103,948

Series 2014A, Rev., 5.00%, 2/15/2023	350,000	363,817

Series 2014E, Rev., 5.00%, 2/15/2023	120,000	124,737

Series 2015B, Rev., 5.00%, 2/15/2023	190,000	197,500

Series 2016A, Rev., 5.00%, 2/15/2023	60,000	62,369

Series 2016D, Rev., 5.00%, 2/15/2023 (b)	235,000	244,130

Series 2017A, Rev., 5.00%, 2/15/2023 (b)	105,000	109,089

Series 2015A, Rev., 5.00%, 3/15/2023 (b)	125,000	130,306

Series 2015E, Rev., 5.00%, 3/15/2023 (b)	235,000	244,976

Series 2018A, Rev., 5.00%, 3/15/2023 (b)	105,000	109,457

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	383

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

New York — continued

Series A, Rev., 5.00%, 3/15/2023 (b)	155,000	161,580

Series 2012A, Rev., 5.00%, 12/15/2023	95,000	97,911

Series 2014A, Rev., 4.00%, 2/15/2024 (b)	35,000	36,928

Series 2013A, Rev., 5.00%, 2/15/2024	20,000	20,733

Series 2019D, Rev., 5.00%, 2/15/2024	40,000	42,988

Series 2012B, Rev., 5.00%, 3/15/2024	90,000	90,326

Series 2018A, Rev., 5.00%, 3/15/2024 (b)	525,000	565,427

Series 2012A, Rev., 5.00%, 12/15/2024	480,000	496,104

Series 2014A, Rev., 5.00%, 2/15/2025	115,000	123,429

Series 2012A, Rev., 5.00%, 12/15/2025	110,000	113,691

Series 2014A, Rev., 5.00%, 2/15/2026	40,000	42,908

Series 2012B, Rev., 5.00%, 3/15/2026	50,000	50,186

Series 2014A, Rev., 5.00%, 2/15/2027	20,000	21,442

Series 2012A, Rev., 5.00%, 12/15/2027	20,000	20,671

New York State Dormitory Authority, State Sales Tax

Series 2013A, Rev., 5.00%, 3/15/2022	510,000	510,840

Series 2014A, Rev., 5.00%, 3/15/2022	200,000	200,329

Series 2015A, Rev., 5.00%, 3/15/2022	80,000	80,132

Series 2015B, Rev., 5.00%, 3/15/2022	100,000	100,165

Series 2016A, Rev., 5.00%, 3/15/2022	50,000	50,082

Series 2017A, Rev., 5.00%, 3/15/2022	65,000	65,107

Series 2018A, Rev., 5.00%, 3/15/2022	50,000	50,082

Series 2018E, Rev., 5.00%, 3/15/2022	45,000	45,074

Series 2013A, Rev., 5.00%, 3/15/2023	150,000	156,397

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

New York — continued

Series 2013A, Rev., 5.00%, 3/15/2023 (b)	330,000	344,009

Series 2015A, Rev., 5.00%, 3/15/2023	125,000	130,331

Series 2015B, Rev., 5.00%, 3/15/2023	105,000	109,478

Series 2017A, Rev., 5.00%, 3/15/2023	25,000	26,066

Series 2018A, Rev., 5.00%, 3/15/2023	30,000	31,279

Series A, Rev., 5.00%, 3/15/2023	90,000	93,838

Series 2013A, Rev., 5.00%, 3/15/2024	620,000	646,313

Series 2016A, Rev., 5.00%, 3/15/2024	50,000	53,825

New York State Dormitory Authority, State University Dormitory Facilities

Series 2012A, Rev., 5.00%, 7/1/2022 (b)	360,000	365,242

Series 2013A, Rev., 5.00%, 7/1/2022 (b)	100,000	101,456

Series 2015A, Rev., 5.00%, 7/1/2022 (b)	205,000	207,950

Series 2015B, Rev., 5.00%, 7/1/2022 (b)	20,000	20,291

Series 2017A, Rev., 5.00%, 7/1/2022 (b)	30,000	30,432

Series 2013A, Rev., 5.00%, 7/1/2023 (b)	535,000	563,419

Series 2013A, Rev., 5.00%, 7/1/2023	305,000	320,868

New York State Dormitory Authority, State University Educational Facilities Series 1994A, Rev., NATL-RE, Zero Coupon, 5/15/2022	30,000	29,961

New York State Dormitory Authority, Third General Resolution, State University Educational Facilities

Series 2012A, Rev., 4.00%, 5/15/2022	250,000	251,775

Series 2012A, Rev., 5.00%, 5/15/2022	910,000	918,283

Series 2012A, Rev., 5.00%, 5/15/2023	905,000	912,496

Series 2005A, Rev., NATL-RE, 5.50%, 5/15/2023	30,000	31,645

Rev., 5.00%, 5/15/2024	575,000	580,091

Series A, Rev., 5.00%, 5/15/2025	165,000	166,461

SEE NOTES TO FINANCIAL STATEMENTS.

384	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

New York — continued

Series 2012A, Rev., 5.00%, 5/15/2026	105,000	105,929

Series 2012A, Rev., 5.00%, 5/15/2027	120,000	121,062

New York State Energy Research and Development Authority, Electric and Gas Corp. Project Series 2004C, Rev., 2.63%, 7/3/2023 (c)	425,000	431,900

New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects —Second Resolution

Series 2017E, Rev., 4.00%, 6/15/2022	50,000	50,492

Series 2012A, Rev., 5.00%, 6/15/2022	90,000	91,142

Series 2012D, Rev., 5.00%, 6/15/2022	305,000	308,872

Series 2013A, Rev., 5.00%, 6/15/2022	60,000	60,762

Series 2017A, Rev., 5.00%, 6/15/2022	30,000	30,381

Series 2019B, Rev., 5.00%, 6/15/2022	40,000	40,508

Series 2020A, Rev., 5.00%, 6/15/2022	35,000	35,444

Series 2021A, Rev., 5.00%, 6/15/2022	30,000	30,381

Series 2012A, Rev., 5.00%, 6/15/2023	185,000	187,155

Series 2015A, Rev., 5.00%, 6/15/2023	20,000	21,033

Series 2018A, Rev., 5.00%, 6/15/2023	25,000	26,291

Series 2021A, Rev., 5.00%, 6/15/2023	50,000	52,582

Series 2012A, Rev., 5.00%, 6/15/2024	75,000	75,983

Series 2013A, Rev., 5.00%, 6/15/2024	50,000	52,589

Series 2021D, Rev., 5.00%, 6/15/2024	65,000	65,852

Series 2012A, Rev., 5.00%, 6/15/2025	75,000	75,956

Series 2013A, Rev., 5.00%, 6/15/2025	40,000	42,071

Series 2012A, Rev., 4.00%, 6/15/2026	135,000	136,266

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

New York — continued

New York State Environmental Facilities Corp., State Revolving Funds, Master Financing Program

Series 2015B, Rev., 5.00%, 3/15/2022	120,000	120,197

Series 2013B, Rev., 5.00%, 5/15/2022	85,000	85,772

Series 2011A, Rev., 5.00%, 8/15/2022	50,000	50,986

Series 2012D, Rev., 5.00%, 9/15/2022	90,000	92,080

Series 2013B, Rev., 4.00%, 11/15/2022	50,000	51,137

Series 2012E, Rev., 5.00%, 5/15/2024	40,000	40,375

New York State Housing Finance Agency, 160 Madison Avenue LLC Series 2013A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.03%, 3/1/2022 (c)	20,000,000	20,000,000

New York State Housing Finance Agency, Historic Front Street Series 2003A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.21%, 3/9/2022 (c)	22,000,000	22,000,000

New York State Thruway Authority

Series J, Rev., 3.00%, 1/1/2023	20,000	20,355

Series J, Rev., 5.00%, 1/1/2023	100,000	103,426

Series K, Rev., 5.00%, 1/1/2023	345,000	356,822

Series L, Rev., 5.00%, 1/1/2023	980,000	1,013,581

Series J, Rev., 5.00%, 1/1/2024	165,000	176,237

Series K, Rev., 5.00%, 1/1/2024	50,000	53,405

Series L, Rev., 5.00%, 1/1/2024	40,000	42,724

Series J, Rev., 5.00%, 1/1/2026	485,000	517,664

New York State Thruway Authority, Highway and Bridge Trust Fund

Series 2012A, Rev., 4.00%, 4/1/2022	85,000	85,244

Series 2012A, Rev., 5.00%, 4/1/2022	795,000	797,920

Series 2012A, Rev., 5.00%, 4/1/2023	240,000	240,795

Series 2012A, Rev., 5.00%, 4/1/2024	250,000	250,858

Series 2012A, Rev., 5.00%, 4/1/2026	770,000	772,644

New York State Thruway Authority, State Personal Income Tax, Transportation

Series 2012A, Rev., 3.00%, 3/15/2022	40,000	40,037

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	385

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

New York — continued

Series 2012A, Rev., 5.00%, 3/15/2022	190,000	190,313

Series 2013A, Rev., 5.00%, 3/15/2022	75,000	75,124

Series 2013A, Rev., 5.00%, 3/15/2023	105,000	109,478

Series 2013A, Rev., 5.00%, 3/15/2024	25,000	26,045

Series 2013A, Rev., 5.00%, 3/15/2025	30,000	31,247

Series 2021A-1, Rev., 5.00%, 3/15/2025	185,000	205,053

New York State Urban Development Corp., State Personal Income Tax, General Purpose

Series 2013C, Rev., 5.00%, 3/15/2022	85,000	85,140

Series 2013D, Rev., 5.00%, 3/15/2022	485,000	485,799

Series 2013E-A, Rev., 5.00%, 3/15/2022	180,000	180,296

Series 2014A-A, Rev., 5.00%, 3/15/2022	345,000	345,568

Series 2015A, Rev., 5.00%, 3/15/2022	130,000	130,214

Series 2016A, Rev., 5.00%, 3/15/2022	455,000	455,750

Series A-1, Rev., 5.00%, 3/15/2022	155,000	155,255

Series 2013C, Rev., 5.00%, 3/15/2023	35,000	36,493

Series 2013D, Rev., 5.00%, 3/15/2023	45,000	46,919

Series 2013E-A, Rev., 5.00%, 3/15/2023	25,000	26,066

Series 2014A-A, Rev., 5.00%, 3/15/2023	95,000	99,051

Series 2015A, Rev., 5.00%, 3/15/2023	110,000	114,691

Series 2016A, Rev., 5.00%, 3/15/2023	275,000	286,728

Series 2020C, Rev., 5.00%, 3/15/2023	50,000	52,132

Series A-1, Rev., 5.00%, 3/15/2023	80,000	83,412

Series 2013C, Rev., 5.00%, 3/15/2024	175,000	182,223

Series 2013D, Rev., 5.00%, 3/15/2024	265,000	275,937

Series 2013E-B, Rev., 5.00%, 3/15/2024	150,000	156,191

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

New York — continued

Series 2014A, Rev., 5.00%, 3/15/2024	60,000	64,590

Series A-1, Rev., 5.00%, 3/15/2024	95,000	98,921

Series 2014A, Rev., 5.00%, 3/15/2025	50,000	53,730

Series 2015A, Rev., 5.00%, 3/15/2025	75,000	83,153

Series 2016A, Rev., 5.00%, 3/15/2025	30,000	33,261

Series 2017A, Rev., 5.00%, 3/15/2025	80,000	88,697

Series A-1, Rev., 5.00%, 3/15/2025	25,000	26,032

Series 2013C, Rev., 5.00%, 3/15/2026	45,000	46,857

Series 2013C, Rev., 5.00%, 3/15/2027	235,000	244,698

New York State Urban Development Corp., State Personal Income Tax, State Facilities and Equipment

Series A-2, Rev., NATL-RE, 5.50%, 3/15/2022	60,000	60,109

Series A-2, Rev., NATL-RE, 5.50%, 3/15/2023	30,000	31,434

New York State Urban Development Corp., State Sales Tax

Series 2019A, Rev., 5.00%, 3/15/2022	55,000	55,091

Series 2021A, Rev., 5.00%, 3/15/2023	25,000	26,066

Newark Central School District GO, 4.00%, 6/15/2022	20,000	20,190

Niskayuna Central School District

GO, 4.00%, 4/15/2022	165,000	165,680

GO, 4.00%, 6/15/2022	180,000	181,735

GO, 4.00%, 4/15/2023	70,000	72,346

North Salem Central School District GO, 3.00%, 6/15/2022	45,000	45,311

North Syracuse Central School District GO, NATL-RE, 5.00%, 6/15/2022	25,000	25,315

North Tonawanda City School District GO, 5.00%, 9/1/2022	25,000	25,539

Northport-East Northport Union Free School District

Series 2013A, GO, 4.00%, 4/1/2022	30,000	30,087

GO, TAN, 1.50%, 6/24/2022	315,000	315,604

Nyack Union Free School District GO, 5.00%, 6/15/2022	165,000	167,056

SEE NOTES TO FINANCIAL STATEMENTS.

386	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

New York — continued

Onondaga County Water Authority

Series 2016A, Rev., 5.00%, 9/15/2022	20,000	20,469

Series 2015A, Rev., 2.25%, 9/15/2023	40,000	40,784

Orchard Park Central School District

Series 2019B, GO, 5.00%, 7/1/2022	45,000	45,655

GO, 4.00%, 8/1/2022	90,000	91,255

Oyster Bay-East Norwich Central School District

GO, TAN, 1.25%, 6/24/2022	5,000,000	5,004,898

GO, 4.00%, 9/15/2022	260,000	264,650

Patchogue-Medford Union Free School District Series 2012B, GO, AGM, 5.00%, 7/1/2022	30,000	30,436

Pearl River Union Free School District GO, 2.00%, 6/1/2023	20,000	20,243

Pelham Union Free School District

GO, 5.00%, 8/15/2022	20,000	20,397

GO, 4.00%, 11/15/2022	70,000	71,608

Penfield Central School District

GO, 2.00%, 6/15/2022	120,000	120,479

GO, 4.00%, 6/15/2022	20,000	20,194

Phelps-Clifton Springs Central School District GO, AGM, 5.00%, 6/15/2022	100,000	101,249

Pittsford Central School District

GO, 4.00%, 10/1/2022	105,000	107,027

Series 2012B, GO, 4.00%, 12/15/2022	20,000	20,510

Pleasantville Union Free School District GO, 5.00%, 5/1/2023	20,000	20,927

Port Authority of New York and New Jersey, Consolidated

Series 189, Rev., 5.00%, 5/1/2022	590,000	594,269

Series 209, Rev., 5.00%, 7/15/2022	85,000	86,355

Series 194, Rev., 5.00%, 10/15/2022	155,000	159,023

Series 205, Rev., 5.00%, 11/15/2022	175,000	180,105

Series 173, Rev., 4.00%, 12/1/2022	485,000	488,766

Series 175, Rev., 5.00%, 12/1/2022	350,000	360,808

Series 179, Rev., 5.00%, 12/1/2022	755,000	778,314

Series 189, Rev., 5.00%, 5/1/2023	65,000	68,006

Series 209, Rev., 5.00%, 7/15/2023	20,000	21,070

Series 173, Rev., 4.00%, 12/1/2023	515,000	518,589

Series 179, Rev., 5.00%, 12/1/2023	35,000	37,316

Series 189, Rev., 5.00%, 5/1/2025	45,000	50,110

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

New York — continued

Series 173, Rev., 4.00%, 12/1/2025	285,000	287,310

Series 175, Rev., 5.00%, 12/1/2025	50,000	51,578

Series 179, Rev., 5.00%, 12/1/2025	175,000	186,740

Series 173, Rev., 4.00%, 12/1/2026	165,000	166,321

Port Washington Union Free School District GO, 5.00%, 12/1/2022	60,000	61,908

Pulaski Central School District GO, AGM, 5.00%, 6/15/2022	30,000	30,383

Putnam Valley Central School District GO, 5.00%, 6/15/2022	100,000	101,278

Riverhead Central School District GO, 3.00%, 3/15/2022	25,000	25,023

Rockland County Solid Waste Management Authority Series 2018A, Rev., 5.00%, 12/15/2022	60,000	61,965

Roslyn Union Free School District GO, 2.00%, 6/15/2022	35,000	35,142

Rye City School District

GO, 5.00%, 5/15/2022	25,000	25,228

GO, BAN, 1.00%, 7/1/2022	145,000	145,074

GO, 2.00%, 8/15/2022	90,000	90,100

Sachem Central School District GO, 5.00%, 10/15/2022	105,000	107,798

Sales Tax Asset Receivable Corp., Fiscal Year 2015

Series 2015A, Rev., 4.00%, 10/15/2022 (b)	485,000	494,866

Series 2015A, Rev., 5.00%, 10/15/2022 (b)	460,000	472,195

Series 2015A, Rev., 5.00%, 10/15/2023 (b)	40,000	42,534

Series 2015A, Rev., 5.00%, 10/15/2024 (b)	45,000	49,371

Saratoga Springs City School District GO, 5.00%, 6/15/2022	330,000	334,209

Sayville Union Free School District GO, 4.00%, 6/15/2022	50,000	50,496

Schenectady City School District

Series 2014A, GO, 2.25%, 5/15/2022	25,000	25,085

Series 2014B, GO, 3.00%, 7/1/2022	50,000	50,388

Schenectady County Capital Resource Corp., Union College Project Series 2012A, Rev., 5.00%, 7/1/2022	55,000	55,806

Shenendehowa Central School District

GO, 3.00%, 6/15/2022	160,000	161,105

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	387

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

New York — continued

GO, 4.00%, 6/15/2022	20,000	20,195

GO, 4.00%, 12/15/2022	150,000	153,739

GO, 3.00%, 6/15/2023	65,000	66,674

Shoreham-Wading River Central School District GO, 2.00%, 6/15/2022	45,000	45,190

Smithtown Central School District GO, 5.00%, 10/15/2022	60,000	61,599

Sodus Central School District GO, AGM, 2.13%, 6/15/2022	40,000	40,182

Somers Central School District GO, 5.00%, 8/1/2022	25,000	25,456

South Country Central School District at Brookhaven GO, 4.00%, 10/15/2022	50,000	50,977

South Huntington Union Free School District GO, 5.00%, 12/15/2022	35,000	36,163

South Jefferson Central School District

GO, 2.50%, 6/15/2022	20,000	20,112

GO, BAN, 1.00%, 6/29/2022	4,125,000	4,125,461

Spencerport Central School District GO, 4.00%, 6/15/2022	50,000	50,478

Starpoint Central School District GO, 4.00%, 6/15/2022	70,000	70,685

State of New York

Series 2013A, GO, 5.00%, 3/1/2022	45,000	45,000

Series 2013A, GO, 4.00%, 3/1/2023	85,000	87,675

Series 2013A, GO, 4.00%, 3/1/2023 (b)	40,000	41,238

Series 2013A, GO, 5.00%, 3/1/2023 (b)	120,000	124,904

Series 2015A, GO, 5.00%, 3/15/2023	25,000	26,072

State of New York, Tax Exempt Series 2015C, GO, 5.00%, 4/15/2022	45,000	45,245

Suffern Central School District GO, 5.00%, 10/15/2022	155,000	159,130

Suffolk County Water Authority Rev., 5.00%, 6/1/2022	20,000	20,222

Suffolk County Water Authority, Water System Series 2014A, Rev., 5.00%, 6/1/2023	20,000	21,013

Syosset Central School District

Series 2013A, GO, 5.00%, 7/15/2022	20,000	20,327

Series 2013B, GO, 5.00%, 12/15/2022	40,000	41,329

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

New York — continued

Syracuse Industrial Development Agency Series 2020A, Rev., 4.00%, 5/1/2022	75,000	75,428

Syracuse Industrial Development Agency, School District Project

Series 2018B, Rev., 5.00%, 5/1/2022	30,000	30,220

Series 2021A, Rev., 5.00%, 5/1/2022	95,000	95,697

Rev., 5.00%, 5/1/2023	50,000	52,348

Three Village Central School District Brookhaven & Smithtown

GO, 4.00%, 5/1/2022	25,000	25,145

GO, 5.00%, 5/15/2022	90,000	90,823

GO, 4.00%, 12/15/2022	35,000	35,889

GO, 5.00%, 5/15/2025	30,000	33,385

Tompkins County Development Corp., Tax Exempt Ithaca College Project Rev., 5.00%, 7/1/2022	75,000	76,102

Town of Babylon, Public Improvement GO, 3.00%, 9/1/2022	35,000	35,412

Town of Brookhaven

GO, 4.00%, 3/15/2022	30,000	30,038

GO, 5.00%, 3/15/2022	60,000	60,099

GO, 5.00%, 11/15/2022	55,000	56,648

Town of Brookhaven, Public Improvement

GO, 5.00%, 4/15/2022	25,000	25,136

GO, 4.00%, 7/15/2022	145,000	146,837

Series 2018A, GO, 5.00%, 9/15/2022	70,000	71,629

Town of Cheektowaga, Various Purpose GO, 5.00%, 7/1/2022	20,000	20,294

Town of Clarence, Public Improvement Series 2020A, GO, 4.00%, 8/15/2022	25,000	25,379

Town of Clarkstown, Public Improvement

GO, 2.00%, 6/15/2022	25,000	25,098

GO, 3.00%, 6/15/2022	185,000	186,298

Town of Colonie, Public Improvement

GO, 4.00%, 5/1/2022	25,000	25,136

GO, AGM, 2.00%, 3/1/2023	50,000	50,507

Town of Cornwall, Public Improvement GO, 3.50%, 3/1/2023	40,000	40,081

Town of Deerfield, Public Improvement GO, 5.00%, 9/1/2022	50,000	50,989

SEE NOTES TO FINANCIAL STATEMENTS.

388	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

New York — continued

Town of East Hampton

GO, 5.00%, 3/1/2022	30,000	30,000

Series 2016A, GO, 4.00%, 11/1/2022	25,000	25,544

Town of East Hampton, Various Purpose GO, 5.00%, 7/1/2022	80,000	81,173

Town of Eastchester, Various Purpose GO, 3.00%, 7/15/2022	30,000	30,270

Town of Grand Island GO, BAN, 1.50%, 10/7/2022	9,000,000	9,029,006

Town of Grand Island, Public Improvement GO, 3.00%, 7/15/2022	25,000	25,224

Town of Greenburgh, Public Improvement

GO, 5.00%, 4/15/2022	25,000	25,136

GO, 3.00%, 5/15/2022	20,000	20,102

GO, 5.00%, 10/1/2022	55,000	56,380

Series 2021A, GO, 5.00%, 4/1/2023	200,000	208,887

Town of Harrison, Public Improvement GO, 5.00%, 12/1/2022	35,000	36,110

Town of Hempstead, Public Improvement

GO, 5.00%, 4/15/2022	105,000	105,563

Series 2019B, GO, 5.00%, 8/1/2022	25,000	25,449

Series 2019A, GO, 5.00%, 8/15/2022	90,000	91,762

Town of Huntington, Public Improvement Series 2017B, GO, 5.00%, 11/1/2022	20,000	20,568

Town of Islip, Public Improvement

Series 2016B, GO, 4.00%, 10/15/2022	50,000	51,024

Series 2016A, GO, 5.00%, 11/15/2022	70,000	72,097

Town of Islip, Various Purpose Series 2018A, GO, 5.00%, 5/15/2022	30,000	30,274

Town of Lewisboro Series 2021A, GO, BAN, 1.50%, 4/14/2022	1,311,500	1,312,586

Town of Mount Pleasant, Public Improvement GO, 5.00%, 10/1/2022	60,000	61,509

Town of North Hempstead, Public Improvement

Series 2019A, GO, 5.00%, 3/15/2022	25,000	25,041

Series 2017C, GO, 2.00%, 9/15/2022	30,000	30,214

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

New York — continued

Town of Oyster Bay Series 2021B, GO, BAN, 2.00%, 8/26/2022	285,000	286,587

Town of Oyster Bay, Public Improvement

Series 2014B, GO, 5.00%, 8/15/2022	325,000	331,303

GO, 4.00%, 11/1/2022	610,000	622,565

GO, 4.00%, 2/15/2025	225,000	240,863

Town of Riverhead, Public Improvement GO, 4.00%, 6/1/2022	25,000	25,212

Town of Southeast, Public Improvement Series 2019A, GO, 5.00%, 8/15/2022	50,000	50,993

Town of Wappinger, Public Improvement GO, 4.00%, 4/1/2022	20,000	20,056

Triborough Bridge and Tunnel Authority

Series 2012A, Rev., 5.00%, 11/15/2022 (b)	185,000	190,511

Series 2013C, Rev., 5.00%, 5/15/2023 (b)	40,000	41,946

Series 2013A, Rev., 4.00%, 11/15/2023	100,000	103,492

Series 2008B-1, Rev., 5.00%, 11/15/2023 (b)	25,000	26,654

Series 2013A, Rev., 5.00%, 11/15/2024	370,000	387,487

Series 2012B, Rev., 5.00%, 11/15/2025	40,000	41,135

Series 2013A, Rev., 5.00%, 11/15/2026	85,000	88,933

Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels

Series 2012B, Rev., 5.00%, 11/15/2022	350,000	360,411

Series 2013A, Rev., 5.00%, 11/15/2022	375,000	386,074

Subseries 2008B-1, Rev., 5.00%, 11/15/2022	205,000	211,098

Series 2012B, Rev., 5.00%, 11/15/2023	660,000	678,199

Series 2013A, Rev., 5.00%, 11/15/2023	570,000	596,273

Series 2016A, Rev., 5.00%, 11/15/2023	20,000	21,330

Series 2012B, Rev., 5.00%, 11/15/2024	210,000	216,005

Series 2012B, Rev., 4.00%, 11/15/2025	255,000	260,456

Series 2013A, Rev., 5.00%, 11/15/2025	330,000	345,311

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	389

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

New York — continued

Triborough Bridge and Tunnel Authority, Senior Lien Payroll Tax Series 2021C-2, Rev., 5.00%, 5/15/2022	90,000	90,799

Trust for Cultural Resources of City of New York (The), Carnegie Hall Rev., 5.00%, 12/1/2022	55,000	56,623

Trust for Cultural Resources of City of New York (The), The Museum of Modern Art

Series 2016-1-E, Rev., 4.00%, 2/1/2023	760,000	781,935

Series 2012A, Rev., 5.00%, 4/1/2023	125,000	130,541

Trust for Cultural Resources of The City of New York (The), Wildlife Conservation Society Series 2014A, Rev., 5.00%, 8/1/2023 (b)	50,000	52,804

TSASC, Inc., Tobacco Settlement Series A, Rev., 5.00%, 6/1/2023	100,000	104,312

Union Endicott Central School District GO, 4.00%, 6/15/2022	25,000	25,248

United Nations Development Corp., Senior Lien Series 2019A, Rev., 5.00%, 7/1/2022	80,000	81,178

Utility Debt Securitization Authority

Series 2016B, Rev., 5.00%, 6/15/2024	370,000	374,524

Series 2016B, Rev., 5.00%, 12/15/2024	155,000	159,914

Series 2016A, Rev., 5.00%, 6/15/2025	185,000	194,383

Series 2016B, Rev., 5.00%, 6/15/2025	25,000	26,268

Series 2016A, Rev., 5.00%, 12/15/2025	25,000	26,690

Utility Debt Securitization Authority, Restructuring

Rev., 5.00%, 6/15/2024	105,000	106,284

Rev., 5.00%, 6/15/2025	25,000	26,268

Valley Stream Union Free School District No. 13 GO, 5.00%, 9/1/2022	200,000	204,339

Van Spencer Etten Central School GO, 4.00%, 6/15/2023	25,000	25,891

Vestal Central School District GO, 5.00%, 6/15/2022	60,000	60,767

Victor Central School District GO, 5.00%, 6/15/2022	75,000	75,959

Village of Frankfort, Public Improvement GO, AGM, 3.00%, 11/15/2023	25,000	25,713

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

New York — continued

Village of Freeport Series 2021D, GO, BAN, 1.50%, 11/16/2022	5,140,075	5,156,822

Village of Garden City GO, BAN, 2.00%, 2/17/2023	44,685,000	45,115,174

Village of Manlius GO, AGM, 3.00%, 4/15/2022	30,000	30,088

Village of Mount Kisco GO, 5.00%, 8/15/2022	50,000	50,990

Village of Mount Kisco, Various Purpose GO, 4.00%, 12/1/2022	50,000	51,210

Village of Ossining GO, BAN, 1.25%, 9/23/2022	6,998,526	7,007,634

Village of Patchogue, Public Improvement GO, 2.00%, 7/15/2022	50,000	50,237

Village of Pleasantville, Public Improvement GO, 3.00%, 6/15/2022	85,000	85,599

Village of Tarrytown, Public Improvement GO, 3.00%, 6/15/2022	25,000	25,177

Village of Westbury, Public Improvement GO, 3.00%, 6/15/2022	25,000	25,172

Washingtonville Central School District GO, 5.00%, 6/15/2022	20,000	20,252

Webster Central School District

GO, 4.00%, 10/1/2022	50,000	50,950

GO, 5.00%, 10/1/2022	55,000	56,364

Westchester County Local Development Corp., Purchase Senior Learning Community, Inc. Project Series 2021D, Rev., 2.88%, 7/1/2026 (e)	1,885,000	1,855,788

Western Nassau County Water Authority, Water System Series 2015B, Rev., 5.00%, 4/1/2022	55,000	55,202

White Plains City School District GO, 5.00%, 5/15/2022	50,000	50,457

Whitehall Central School District GO, BAN, 1.00%, 6/28/2022	13,640,097	13,640,360

William Floyd Union Free School District of the Mastics-Moriches-Shirley GO, 5.00%, 12/15/2022	25,000	25,815

Williamsville Central School District GO, 5.00%, 6/1/2022	45,000	45,500

Yorktown Central School District GO, 2.00%, 10/1/2022	110,000	110,845

Total New York		439,603,761

SEE NOTES TO FINANCIAL STATEMENTS.

390	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

North Carolina — 2.0%

Appalachian State University Series A, Rev., 5.00%, 10/1/2022	40,000	40,980

Cape Fear Public Utility Authority Rev., 5.00%, 8/1/2022	75,000	76,355

Charlotte-Mecklenburg Hospital Authority (The), Carolinas Healthcare System

Series 2016A, Rev., 4.00%, 1/15/2023	105,000	107,870

Series 2013A, Rev., 5.00%, 1/15/2023	25,000	25,899

Series 2016A, Rev., 5.00%, 1/15/2025	340,000	374,715

Series 2016A, Rev., 5.00%, 1/15/2026	65,000	73,675

Charlotte-Mecklenburg Hospital Authority (The), Healthcare System, Atrium Health Series 2018C, Rev., 5.00%, 3/1/2023 (c)	910,000	945,890

City of Asheville Rev., 4.00%, 10/1/2022	45,000	45,863

City of Asheville, Limited Obligation Rev., 5.00%, 4/1/2022	40,000	40,146

City of Charlotte

Series 2020A, GO, 4.00%, 6/1/2022	50,000	50,435

Series 2019B, COP, 5.00%, 6/1/2022	100,000	101,105

Series 2021A, COP, 5.00%, 6/1/2022	25,000	25,276

Series 2012A, GO, 5.00%, 7/1/2022 (b)	130,000	131,893

Series 2012A, GO, 5.00%, 7/1/2022	75,000	76,102

Series 2016A, GO, 5.00%, 7/1/2022	45,000	45,661

Series 2018A, GO, 5.00%, 8/1/2022	50,000	50,912

COP, 5.00%, 12/1/2022	40,000	41,263

GO, 5.00%, 12/1/2022	40,000	41,269

Series 2013C, COP, 5.00%, 6/1/2023	25,000	26,247

Series 2013B, GO, 5.00%, 7/1/2023	25,000	26,352

City of Charlotte, Airport Special Facilities Series 2017A, Rev., 5.00%, 7/1/2024	35,000	37,992

City of Charlotte, Convention Facility Project Series 2019A, COP, 5.00%, 6/1/2024	60,000	65,029

City of Charlotte, Douglas International Airport Series 2021B, Rev., AMT, 5.00%, 7/1/2022	50,000	50,683

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

North Carolina — continued

City of Charlotte, Equipment Acquisition and Public Facilities Series 2016A, COP, 5.00%, 12/1/2023	30,000	32,013

City of Charlotte, Water and Sewer System Rev., 5.00%, 7/1/2022	125,000	126,837

City of Concord, Limited Obligation Series 2014A, Rev., 5.00%, 6/1/2022	50,000	50,554

City of Durham

Rev., 4.00%, 4/1/2022	125,000	125,357

Rev., 4.00%, 8/1/2022	40,000	40,559

GO, 5.00%, 9/1/2022	70,000	71,515

GO, 5.00%, 9/1/2023	10,000	10,595

City of Fayetteville GO, 5.00%, 6/1/2022	25,000	25,277

City of Fayetteville, Public Works Commission

Rev., 5.00%, 3/1/2022	50,000	50,000

Rev., 5.00%, 3/1/2023	60,000	62,421

City of Goldsboro GO, 4.00%, 5/1/2022	25,000	25,144

City of Goldsboro, Public Improvement GO, 5.00%, 5/1/2023	25,000	26,168

City of Greensboro

Series 2018B, GO, 5.00%, 10/1/2022	30,000	30,752

GO, 5.00%, 2/1/2023	25,000	25,953

City of Greensboro, Combined Water and Sewer System

Rev., 5.00%, 6/1/2022	100,000	101,108

Rev., 5.25%, 6/1/2022	35,000	35,409

City of High Point, Combined Water and Sewer System Rev., 5.00%, 11/1/2022	50,000	51,421

City of Jacksonville, Enterprise System Rev., 4.00%, 5/1/2022	35,000	35,201

City of Raleigh

Series 2020A, Rev., 5.00%, 6/1/2022	65,000	65,720

Series 2011A, GO, 3.00%, 9/1/2022	25,000	25,293

Series 2016A, GO, 5.00%, 9/1/2022	50,000	51,082

Series 2020A, Rev., 5.00%, 6/1/2023	25,000	26,247

City of Raleigh, Combined Enterprise System

Series 2012A, Rev., 5.00%, 3/1/2022 (b)	115,000	115,000

Series 2013A, Rev., 5.00%, 3/1/2023 (b)	100,000	104,087

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	391

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

North Carolina — continued

City of Raleigh, Limited Obligation

Series 2014A, Rev., 4.00%, 10/1/2022	55,000	56,058

Rev., 5.00%, 2/1/2024	50,000	53,624

City of Raleigh, Public Improvement GO, 3.00%, 6/1/2022	25,000	25,154

City of Wilmington

Series 2020B, Rev., 4.00%, 6/1/2022	50,000	50,431

Rev., 5.00%, 6/1/2022	20,000	20,221

Series 2015A, Rev., 5.00%, 6/1/2022	25,000	25,277

City of Winston, Limited Obligation Series C, Rev., 5.00%, 6/1/2022	120,000	121,344

City of Winston-Salem, Water and Sewer System Series 2014A, Rev., 5.00%, 6/1/2022	25,000	25,280

County of Alamance GO, 5.00%, 2/1/2023	55,000	57,091

County of Alamance, Public Improvement GO, 5.00%, 5/1/2022	210,000	211,555

County of Beaufort, Limited Obligation Rev., 5.00%, 6/1/2022 (b)	30,000	30,322

County of Brunswick

Series A, Rev., 5.00%, 6/1/2022	25,000	25,277

GO, 5.00%, 8/1/2022	140,000	142,547

County of Brunswick, Enterprise Systems

Series 2012A, Rev., 5.00%, 4/1/2022 (b)	35,000	35,128

Rev., 5.00%, 4/1/2023	25,000	26,086

County of Buncombe, Limited Obligation

Rev., 3.00%, 6/1/2022	25,000	25,152

Rev., 5.00%, 6/1/2022 (b)	130,000	131,430

Rev., 5.00%, 6/1/2022	195,000	197,150

Series 2012A, Rev., 5.00%, 6/1/2022 (b)	50,000	50,550

Series 2020A, Rev., 5.00%, 6/1/2022	90,000	90,992

Series A, Rev., 5.00%, 6/1/2022	410,000	414,520

County of Cabarrus

GO, 5.00%, 3/1/2022	25,000	25,000

GO, 5.00%, 3/1/2023	20,000	20,813

County of Cabarrus, Installment Financing Contract Rev., 5.00%, 6/1/2022	50,000	50,554

County of Carteret Series 2015B, GO, 5.00%, 11/1/2022	20,000	20,568

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

North Carolina — continued

County of Chatham, Limited Obligation

Rev., 5.00%, 11/1/2022	55,000	56,541

Rev., 4.00%, 12/1/2022 (b)	20,000	20,472

County of Chatham, Public Facility Corp. Rev., GTD, 5.00%, 12/1/2022	20,000	20,625

County of Cumberland, Limited Obligation Rev., 5.00%, 11/1/2022	20,000	20,564

County of Dare Series 2012B, Rev., 5.00%, 6/1/2022	25,000	25,276

County of Dare, Limited Obligation

Series 2013A, Rev., 4.00%, 6/1/2022	25,000	25,214

Series 2016A, Rev., 5.00%, 6/1/2022	25,000	25,276

Series 2020D, Rev., 5.00%, 6/1/2022 (b)	35,000	35,385

County of Davidson, Limited Obligation Rev., 5.00%, 6/1/2022	35,000	35,388

County of Durham

GO, 4.00%, 4/1/2022	25,000	25,072

GO, 5.00%, 4/1/2022	25,000	25,092

GO, 5.00%, 6/1/2022	50,000	50,557

GO, 5.00%, 10/1/2022	40,000	41,006

County of Forsyth

Series 2021B, GO, 4.00%, 3/1/2022	95,000	95,000

GO, 5.00%, 12/1/2022	25,000	25,791

GO, 5.00%, 4/1/2023	30,000	31,330

GO, 5.00%, 12/1/2023	25,000	26,700

County of Forsyth, Limited Tax Rev., 4.00%, 4/1/2022 (b)	35,000	35,100

County of Forsyth, Public Improvement

Series 2017B, GO, 5.00%, 3/1/2022	110,000	110,000

Series 2019A, GO, 5.00%, 3/1/2022	75,000	75,000

GO, 4.00%, 5/1/2023	125,000	125,673

County of Gaston GO, 5.00%, 3/1/2022	75,000	75,000

County of Granville GO, 4.00%, 6/1/2022	25,000	25,215

County of Granville, Limited Obligation Rev., 5.00%, 10/1/2022	20,000	20,495

County of Guilford, Public Improvement

Series 2012A, GO, 3.50%, 3/1/2022 (b)	45,000	45,000

Series 2012A, GO, 5.00%, 3/1/2022	180,000	180,000

Series 2017A, GO, 5.00%, 5/1/2022	40,000	40,297

Series 2017B, GO, 5.00%, 5/1/2022	25,000	25,186

County of Harnett, Limited Obligation Rev., 4.00%, 12/1/2022	25,000	25,603

SEE NOTES TO FINANCIAL STATEMENTS.

392	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

North Carolina — continued

County of Henderson, Limited Obligation Series 2018A, Rev., 5.00%, 6/1/2022	50,000	50,547

County of Iredell, Limited Obligation Rev., 5.00%, 6/1/2022	25,000	25,279

County of Johnson, Limited Obligation

Series 2017A, Rev., 5.00%, 4/1/2022	35,000	35,129

Series 2020A, Rev., 5.00%, 4/1/2022	35,000	35,129

Rev., 4.00%, 6/1/2022 (b)	100,000	100,853

Series 2020A, Rev., 5.00%, 4/1/2023	10,000	10,446

County of Lincoln GO, 3.00%, 6/1/2022	50,000	50,307

County of Macon Rev., 4.00%, 4/1/2022	200,000	200,556

County of Mecklenburg

Series 2016A, GO, 5.00%, 9/1/2022	75,000	76,623

Series 2011-C, GO, 5.25%, 12/1/2022	25,000	25,838

County of Mecklenburg, Limited Obligation Series 2015A, Rev., 5.00%, 10/1/2022	140,000	143,504

County of Moore Rev., 5.00%, 6/1/2022	50,000	50,549

County of New Hanover

Rev., 3.00%, 8/1/2022	370,000	373,661

GO, 5.00%, 8/1/2022	45,000	45,819

Rev., 4.00%, 12/1/2022	50,000	51,210

County of New Hanover, Community College Series 2013A, GO, 3.00%, 6/1/2023 (b)	20,000	20,500

County of New Hanover, Community College Bonds Series 2013A, GO, 5.00%, 6/1/2022	25,000	25,277

County of Onslow GO, 5.00%, 12/1/2022	100,000	103,172

County of Onslow, Limited Obligation

Rev., 4.00%, 10/1/2022	25,000	25,481

Rev., 5.00%, 6/1/2023	20,000	21,000

County of Orange GO, 5.00%, 8/1/2022	30,000	30,546

County of Orange, Limited Obligation Series 2021A, Rev., 5.00%, 11/15/2022	25,000	25,747

County of Pender Series 2016A, GO, 4.00%, 3/1/2022	25,000	25,000

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

North Carolina — continued

County of Pender, Limited Obligation

Rev., 4.00%, 6/1/2022	25,000	25,212

Rev., 4.50%, 6/1/2022 (b)	30,000	30,293

County of Pitt COP, 5.00%, 4/1/2022 (b)	25,000	25,090

County of Pitt, Limited Obligation Series 2016B, Rev., 5.00%, 4/1/2022	35,000	35,128

County of Randolph, Limited Obligation Series 2013C, Rev., 4.00%, 10/1/2022	30,000	30,572

County of Rockingham, Limited Obligation Rev., 5.00%, 4/1/2022	50,000	50,182

County of Rutherford, Limited Obligation Rev., 4.00%, 3/1/2022	25,000	25,000

County of Sampson, Limited Obligation Rev., 5.00%, 12/1/2022	35,000	36,083

County of Surry Rev., 4.00%, 6/1/2022	25,000	25,212

County of Union

Series 2010-A, GO, 5.00%, 3/1/2022	50,000	50,000

Series 2013A, GO, 5.00%, 3/1/2022	25,000	25,000

GO, 4.00%, 9/1/2022	20,000	20,334

GO, 5.00%, 9/1/2022	30,000	30,649

County of Union, Enterprise System Rev., 5.00%, 6/1/2022	95,000	96,052

County of Union, Limited Obligation Rev., 4.00%, 12/1/2022	175,000	179,250

County of Wake

Series 2010-C, GO, 5.00%, 3/1/2022	50,000	50,000

Series 2016A, GO, 5.00%, 3/1/2022	25,000	25,000

Series 2019B, GO, 5.00%, 3/1/2022	50,000	50,000

Series 2020A, GO, 5.00%, 4/1/2022	35,000	35,129

Series 2012A, GO, 5.00%, 2/1/2023	75,000	75,075

County of Wake, Hospital System Rev., NATL-RE, 5.13%, 10/1/2026 (b)	125,000	136,684

County of Wake, Limited Obligation

Rev., 5.00%, 3/1/2022	40,000	40,000

Rev., 5.00%, 9/1/2022	75,000	76,627

Series 2016A, Rev., 5.00%, 12/1/2022	25,000	25,793

County of Wake, Public Improvement

Series 2017B, GO, 5.00%, 3/1/2022	115,000	115,000

GO, 5.00%, 4/1/2022	50,000	50,184

Series 2018A, GO, 5.00%, 3/1/2023	25,000	26,032

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	393

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

North Carolina — continued

County of Watauga, North Carolina Limited Obligation Bonds Rev., 5.00%, 6/1/2022	30,000	30,332

County of Wayne, Limited Obligation Rev., 5.00%, 6/1/2022	30,000	30,328

Durham Capital Financing Corp., Limited Obligation

Rev., 2.00%, 6/1/2022	50,000	50,184

Rev., GTD, 4.00%, 6/1/2022	75,000	75,646

Rev., GTD, 5.00%, 6/1/2022 (b)	80,000	80,880

Rev., 4.00%, 12/1/2022	50,000	51,214

Rev., 5.00%, 6/1/2023 (b)	20,000	21,002

Durham County Industrial Facilities and Pollution Control Financing Authority, Research Triangle Institute Rev., 4.00%, 2/1/2023	50,000	51,303

Durham Housing Authority, Multi-Family Housing, JFK Towers Project Series 2012A, Rev., 5.00%, 12/1/2022 (b)	550,000	566,346

East Carolina University Series 2014A, Rev., 5.00%, 10/1/2022	25,000	25,620

Greenville Utilities Commission Rev., 5.00%, 4/1/2023	75,000	78,291

Jacksonville Public Facilities Corp. Rev., 5.00%, 4/1/2023	20,000	20,871

Jacksonville Public Facilities Corp., Limited Obligation Rev., 5.00%, 4/1/2022 (b)	100,000	100,361

Mooresville Public Facilities Corp., Limited Obligation Rev., 4.00%, 11/1/2022	25,000	25,523

North Carolina Capital Facilities Finance Agency, Duke University Project

Series 2014C, Rev., 5.00%, 4/1/2022 (b)	150,000	150,547

Series 2015B, Rev., 5.00%, 10/1/2025 (b)	20,000	22,572

North Carolina Eastern Municipal Power Agency, Power System

Series 2012D, Rev., 5.00%, 7/1/2022 (b)	50,000	50,728

Series A, Rev., 5.00%, 7/1/2022 (b)	285,000	289,150

Series D, Rev., 5.00%, 7/1/2022 (b)	95,000	96,383

North Carolina Housing Finance Agency, Homeownership

Series 43, Rev., GNMA/FNMA/FHLMC, 1.35%, 1/1/2023	85,000	85,224

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

North Carolina — continued

Series 45, Rev., GNMA/FNMA/FHLMC COLL, 0.40%, 7/1/2023	110,000	108,855

Series 44, Rev., 1.50%, 7/1/2024	250,000	249,626

North Carolina Medical Care Commission, Caromont Health Series 2021B, Rev., 5.00%, 2/1/2026 (c)	255,000	288,135

North Carolina Medical Care Commission, Duke University Health System

Series 2012A, Rev., 5.00%, 6/1/2022 (b)	605,000	611,654

Series 2012A, Rev., 5.00%, 6/1/2022	25,000	25,276

Series 2016A, Rev., 5.00%, 6/1/2022	25,000	25,276

Series 2016A, Rev., 5.00%, 6/1/2023	200,000	210,075

Rev., 5.00%, 6/1/2025	120,000	133,711

Series 2016A, Rev., 5.00%, 6/1/2026	125,000	143,080

North Carolina Medical Care Commission, Health Care Facilities, Wakemed

Series 2012A, Rev., 5.00%, 10/1/2022 (b)	325,000	332,788

Series 2012A, Rev., 5.00%, 10/1/2022 (b)	230,000	235,579

North Carolina Medical Care Commission, Moses Cone Health System Series 2004A, Rev., VRDO, 0.19%, 3/9/2022 (c)	30,000,000	30,000,000

North Carolina Medical Care Commission, Novant Health Series 2013A, Rev., 5.00%, 11/1/2024	160,000	164,374

North Carolina Medical Care Commission, Vidant Health

Series 2012A, Rev., 5.00%, 6/1/2022 (b)	120,000	121,305

Series 2012A, Rev., 5.00%, 6/1/2022	80,000	80,855

North Carolina Medical Care Commission, Wake Forest Baptist Obligated Group

Series 2019B, Rev., 2.20%, 12/1/2022 (c)	6,290,000	6,312,780

Series 2019A, Rev., 5.00%, 12/1/2022	25,000	25,757

Series 2012B, Rev., 5.00%, 12/1/2023	240,000	246,684

SEE NOTES TO FINANCIAL STATEMENTS.

394	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

North Carolina — continued

North Carolina Municipal Power Agency No. 1, Catawba Electric

Series B, Rev., 5.00%, 1/1/2023	1,230,000	1,272,043

Series E, Rev., 5.00%, 1/1/2023	20,000	20,683

Series A, Rev., 5.00%, 1/1/2024	25,000	26,679

Series A, Rev., 5.00%, 1/1/2025	85,000	93,473

Series A, Rev., 5.00%, 1/1/2027	600,000	676,760

North Carolina State University at Raleigh

Rev., 5.00%, 10/1/2022	70,000	71,752

Series 2020A, Rev., 5.00%, 10/1/2022	25,000	25,626

Series 2013A, Rev., 5.00%, 10/1/2023 (b)	80,000	84,948

North Carolina Turnpike Authority, Triangle Expressway System Rev., BAN, 5.00%, 2/1/2024	1,005,000	1,072,693

North Carolina Turnpike Authority, Triangle Expressway System, Senior Lien Rev., 5.00%, 1/1/2025	315,000	343,736

Onslow Water & Sewer Authority, Combined Enterprise System Rev., 5.00%, 12/1/2022	20,000	20,627

Orange County Public Facilities Co., Limited Obligation

Rev., 4.75%, 10/1/2022 (b)	25,000	25,585

Rev., 5.00%, 10/1/2022	90,000	92,237

Rev., 5.00%, 10/1/2023	40,000	42,474

Orange Water and Sewer Authority Rev., 5.00%, 6/1/2022	75,000	75,831

Raleigh Durham Airport Authority Series 2020B, Rev., 5.00%, 5/1/2022	20,000	20,148

State of North Carolina

Rev., 5.00%, 3/1/2022	655,000	655,000

Series 2013C, GO, 4.00%, 5/1/2022	150,000	150,868

Series 2010-C, GO, 5.00%, 5/1/2022	100,000	100,742

Series 2014C, Rev., 5.00%, 5/1/2022	140,000	141,032

Series 2021A, Rev., 5.00%, 5/1/2022	45,000	45,331

Series 2013D, GO, 4.00%, 6/1/2022	150,000	151,295

Series 2013B, GO, 5.00%, 6/1/2022	35,000	35,388

Series 2014A, GO, 5.00%, 6/1/2022	125,000	126,387

Series 2015A, GO, 5.00%, 6/1/2022	50,000	50,555

Rev., 5.00%, 3/1/2023	2,000,000	2,081,113

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

North Carolina — continued

Series 2013A, Rev., 5.00%, 5/1/2023	10,000	10,472

Series 2014C, Rev., 5.00%, 5/1/2023	50,000	52,360

Series 2014B, Rev., 5.00%, 6/1/2023	60,000	63,015

Series 2015A, GO, 5.00%, 6/1/2023	25,000	26,266

Rev., 5.00%, 3/1/2024	40,000	42,923

Rev., 5.00%, 3/1/2026	75,000	82,806

State of North Carolina, Build NC Programs, Limited Obligation

Series 2017B, Rev., 5.00%, 5/1/2022	25,000	25,184

Series 2020B, Rev., 5.00%, 5/1/2022	25,000	25,184

State of North Carolina, Limited Obligation

Series 2013A, Rev., 5.00%, 5/1/2022	95,000	95,700

Series 2019A, Rev., 5.00%, 5/1/2022	35,000	35,258

Series 2014B, Rev., 5.00%, 6/1/2022	295,000	298,252

Series 2013A, Rev., 2.25%, 5/1/2026	10,000	10,108

State of North Carolina, Public Improvement

Series 2018A, GO, 5.00%, 6/1/2022	145,000	146,609

Series 2019B, GO, 5.00%, 6/1/2022	210,000	212,331

Town of Apex, Wastewater System

GO, 3.50%, 6/1/2022 (b)	50,000	50,364

GO, 4.00%, 6/1/2022 (b)	80,000	80,682

GO, 5.00%, 6/1/2022 (b)	25,000	25,275

Town of Cary Series 2017B, GO, 5.00%, 6/1/2022	25,000	25,277

Town of Cary, Combined Utility Enterprise System

Rev., 4.00%, 12/1/2022 (b)	235,000	240,636

Rev., 5.00%, 12/1/2022 (b)	215,000	221,754

Town of Cary, Public Improvement

GO, 5.00%, 3/1/2022	30,000	30,000

GO, 5.00%, 9/1/2022	60,000	61,299

Town of Chapel Hill, Limited Obligation

Rev., 5.00%, 6/1/2022 (b)	145,000	146,576

Rev., 5.00%, 6/1/2022 (b)	80,000	80,870

Town of Mooresville GO, 5.00%, 4/1/2022	100,000	100,366

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	395

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

North Carolina — continued

Town of Mooresville, Enterprise System

Rev., 4.00%, 5/1/2022 (b)	50,000	50,282

Rev., 5.00%, 5/1/2022	125,000	125,925

Town of Mooresville, Public Improvement GO, 5.00%, 3/1/2022	25,000	25,000

Town of Oak Island, Enterprise System Rev., AGM, 5.00%, 6/1/2023	10,000	10,487

University of North Carolina at Charlotte (The)

Series 2012A, Rev., 5.00%, 4/1/2022 (b)	120,000	120,438

Series 2017A, Rev., 5.00%, 10/1/2022	150,000	153,754

Series 2020A, Rev., 5.00%, 10/1/2022	30,000	30,751

University of North Carolina at Greensboro

Rev., 5.00%, 4/1/2022	30,000	30,108

Series 2012A, Rev., 5.00%, 4/1/2022 (b)	150,000	150,544

Rev., 5.00%, 4/1/2023	175,000	182,486

University of North Carolina at Wilmington Series 2019B, Rev., 5.00%, 10/1/2022	150,000	153,754

University of North Carolina, School of the Arts

Rev., 5.00%, 2/1/2023	185,000	191,480

Rev., 5.00%, 2/1/2024	150,000	159,956

Rev., 5.00%, 2/1/2025	295,000	322,967

Watauga Public Facilities Corp., Limited Obligation

Series 2012A, Rev., 4.00%, 6/1/2022 (b)	20,000	20,171

Series 2012A, Rev., 5.00%, 6/1/2022 (b)	75,000	75,825

Total North Carolina		62,771,877

North Dakota — 0.1%

Bismarck Public School District No. 1 GO, 5.00%, 5/1/2022	90,000	90,653

City of Bismarck

Series 2016L, GO, 4.00%, 5/1/2022	20,000	20,114

Series 2015K, GO, 5.00%, 5/1/2022	45,000	45,329

Series 2108N, GO, 5.00%, 5/1/2023	50,000	52,318

City of Fargo

Series 2014E, GO, 4.00%, 5/1/2022	100,000	100,553

Series 2014F, GO, 5.00%, 5/1/2022	50,000	50,358

Series 2015A, GO, 5.00%, 5/1/2022	420,000	423,011

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

North Dakota — continued

Series 2019A, GO, 5.00%, 5/1/2022	100,000	100,717

Series 2016A, GO, 5.00%, 7/1/2022	25,000	25,355

Series 2019A, GO, 5.00%, 5/1/2023	20,000	20,915

City of Grand Forks Series 2017B, GO, 5.00%, 12/1/2022	40,000	41,247

City of Grand Forks, Altru Health System

Rev., 5.00%, 12/1/2024	120,000	130,558

Rev., 5.00%, 12/1/2025	200,000	222,988

Rev., 5.00%, 12/1/2026	210,000	239,391

City of Watford City Rev., AGM, 3.00%, 12/1/2022	25,000	25,282

City of West Fargo

Series 2013B, GO, 3.00%, 5/1/2022 (b)	25,000	25,098

Series 2019B, GO, 4.00%, 5/1/2022	250,000	251,392

Series 2014B, GO, 5.00%, 5/1/2022	50,000	50,360

Series 2015B, GO, 5.00%, 5/1/2022	25,000	25,181

Series 2017A, GO, 5.00%, 5/1/2023	25,000	26,144

County of Burleigh, Multi-County Sales Tax Series 2015A, Rev., AGM, 5.00%, 11/1/2022 (b)	40,000	41,113

County of Burleigh, St. Alexius Medical Center Project Series 2012A, Rev., 5.00%, 7/1/2022 (b)	270,000	273,749

County of Stutsman Series 2014A, GO, 4.00%, 10/1/2023	25,000	26,091

Fargo Public School District No. 1, Limited Tax, School Building Series 2016B, GO, 5.00%, 8/1/2022	45,000	45,801

McKenzie County Public School District No. 1 Series 2019A, GO, 5.00%, 8/1/2022	75,000	76,323

Minot Public School District No. 1 GO, 4.00%, 8/1/2025	25,000	27,064

North Dakota Building Authority, Facilities Improvement Series 2020A, Rev., 5.00%, 12/1/2022	35,000	36,102

North Dakota Housing Finance Agency, Home Mortgage Finance Program

Series 2020A, Rev., 1.35%, 4/1/2022	50,000	50,082

Series 2020D, Rev., 2.15%, 7/1/2022	30,000	30,130

Series 2020B, Rev., 1.05%, 7/1/2026	125,000	120,509

North Dakota Public Finance Authority, Capital Financing Program

Series 2013A, Rev., 4.00%, 6/1/2022	25,000	25,211

Series 2019A, Rev., 1.75%, 11/1/2023	430,000	431,878

SEE NOTES TO FINANCIAL STATEMENTS.

396	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

North Dakota — continued

North Dakota Public Finance Authority, State Revolving Fund Program

Series 2015A, Rev., 5.00%, 10/1/2022	25,000	25,617

Series 2016A, Rev., 5.00%, 10/1/2022	20,000	20,493

Series 2015A, Rev., 5.00%, 10/1/2023	25,000	26,551

North Dakota State University of Housing and Auxiliary Facilities Series 2015A, Rev., 5.00%, 4/1/2023	20,000	20,847

Park River Area Public School District No. 8, Limited Tax Series 2015B, GO, 3.00%, 8/1/2022	30,000	30,286

State Board of Higher Education of the State of North Dakota, State College of Science Housing and Auxillary Facilities Rev., 3.00%, 4/1/2022	100,000	100,190

United Public School District No. 7, School Building GO, 3.00%, 8/1/2022	30,000	30,293

West Fargo Public School District No. 6, School Building GO, 4.00%, 8/1/2024	40,000	42,633

Total North Dakota		3,447,927

Ohio — 3.5%

Akron Bath Copley Joint Township Hospital District Rev., 5.00%, 11/15/2023	65,000	65,504

American Municipal Power, Inc., AMP Fremont Energy Center Project Series 2017A, Rev., 5.00%, 2/15/2023	620,000	644,112

American Municipal Power, Inc., Combined Hydroelectric Projects

Series 2016A, Rev., 5.00%, 2/15/2023	535,000	555,807

Series 2020A, Rev., 5.00%, 2/15/2023	100,000	103,889

Subseries 2021A-1, Rev., 4.00%, 2/15/2024	175,000	184,424

American Municipal Power, Inc., Greenup Hydroelectric Projects Series 2016A, Rev., 5.00%, 2/15/2024	150,000	160,965

American Municipal Power, Inc., Prairie State Energy Campus Project

Series 2017A, Rev., 5.00%, 2/15/2024	125,000	134,137

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Ohio — continued

Series 2019B, Rev., 5.00%, 2/15/2024	380,000	407,777

Series 2019B, Rev., 5.00%, 2/15/2025	390,000	431,571

Series 2015A, Rev., 5.00%, 2/15/2026	75,000	80,241

Series 2015A, Rev., 5.00%, 2/15/2027	400,000	427,552

American Municipal Power, Inc., Solar Electricity Prepayment Project Series 2019A, Rev., 5.00%, 2/15/2023	225,000	233,619

Beaver Local School District GO, 4.00%, 12/1/2022	65,000	65,547

Bellbrook-Sugarcreek Local School District, School Improvement, Unlimited Tax GO, 4.00%, 12/1/2022	50,000	51,207

Berea City School District COP, 2.00%, 10/1/2022	25,000	25,163

Big Walnut Local School District, Unlimited Tax Series 2021A, GO, 4.00%, 12/1/2022	35,000	35,834

Bowling Green State University, General Receipts

Series 2016A, Rev., 5.00%, 6/1/2022	140,000	141,483

Series 2020A, Rev., 5.00%, 6/1/2022	25,000	25,265

Series 2020A, Rev., 5.00%, 6/1/2023	20,000	20,959

Buckeye Tobacco Settlement Financing Authority, Capital Appreciation Series A-3, Rev., 6.25%, 6/1/2022 (b)	855,000	867,017

Butler County Transportation Improvement District, Highway Improvement 4.00%, 12/1/2022	30,000	30,729

Centerville City School District, School Improvement GO, 4.00%, 12/1/2022 (b)	60,000	61,439

Central Ohio Solid Waste Authority, Limited Tax GO, 5.00%, 6/1/2022 (b)	25,000	25,275

Central Ohio Solid Waste Authority, Solid Waste Facilities, Limited Tax GO, 5.00%, 12/1/2023	45,000	48,043

Champion Local School District, Classroom Facilities Series 2016-2, GO, 1.75%, 12/1/2022	35,000	35,204

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	397

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Ohio — continued

City of Akron, Community Learning Center Rev., 5.00%, 6/1/2022 (b)	235,000	237,585

City of Akron, Income Tax Rev., 5.00%, 12/1/2023	20,000	21,320

City of Akron, Income Tax, Community Learning Centers

Rev., 5.00%, 12/1/2022	85,000	87,618

Series 2012A, Rev., 5.00%, 12/1/2022	325,000	328,534

City of Akron, Income Tax, Various Purpose

Rev., 4.00%, 12/1/2022	200,000	204,675

Rev., 4.00%, 12/1/2023	185,000	194,021

City of Akron, Various Purpose

GO, 2.00%, 12/1/2022	565,000	569,430

Series 2015A, GO, 2.25%, 12/1/2022	75,000	75,727

Series 2017A, GO, 4.00%, 12/1/2022	25,000	25,567

City of Athens, Swimming Pool Facilities GO, 3.00%, 12/1/2023	25,000	25,815

City of Berea, Limited Tax, Various Purpose GO, 3.00%, 12/1/2022	25,000	25,043

City of Cincinnati, Unlimited Tax

Series 2014A, GO, 5.00%, 6/1/2022 (b)	270,000	272,970

Series 2014A, GO, 5.00%, 12/1/2022	380,000	383,973

Series 2021A, GO, 5.00%, 12/1/2022	85,000	87,683

Series 2015A, GO, 5.00%, 12/1/2023	35,000	37,373

City of Cincinnati, Unlimited Tax, Various Purpose

Series 2014A, GO, 5.00%, 6/1/2022 (b)	55,000	55,605

Series 2015A, GO, 5.00%, 12/1/2022	150,000	154,735

City of Cincinnati, Various Purpose Series 2016A, GO, 4.00%, 12/1/2022	40,000	40,965

City of Cleveland

GO, AMBAC, 5.50%, 10/1/2022	155,000	159,309

Series 2016B, Rev., AGM, 5.00%, 1/1/2023	75,000	77,487

City of Cleveland, Income Tax, Subordinate Lien, Public Facilities Improvements

Series 2017A-1, Rev., 4.00%, 10/1/2022	45,000	45,853

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Ohio — continued

Series 2014B-1, Rev., 5.00%, 10/1/2022 (b)	45,000	46,118

Series 2014B-2, Rev., 5.00%, 10/1/2022 (b)	25,000	25,621

Series 2014A-1, Rev., 3.50%, 11/15/2023 (b)	50,000	52,021

Series 2014A-1, Rev., 4.38%, 11/15/2023 (b)	60,000	63,339

City of Cleveland, Subordinate Lien, Income Tax

Rev., 5.00%, 5/15/2022	220,000	221,984

Series 2014B-1, Rev., 5.00%, 10/1/2022	35,000	35,866

Rev., 5.00%, 5/15/2023	195,000	204,409

Series 2015A-2, Rev., 5.00%, 10/1/2023 (b)	45,000	47,783

City of Cleveland, Various Purpose

GO, 5.00%, 12/1/2022	55,000	56,732

GO, 5.00%, 12/1/2026	200,000	232,034

City of Columbus

Series 2012-1, GO, 3.00%, 7/1/2022	125,000	126,009

Series 2012-1, GO, 5.00%, 7/1/2022 (b)	25,000	25,364

City of Columbus, Various Purpose Series 2012-4, GO, 5.00%, 2/15/2023 (b)	60,000	62,360

City of Columbus, Various Purpose, Limited Tax

Series 2019B, GO, 5.00%, 4/1/2022	30,000	30,110

Series 2012-4, GO, 5.00%, 8/15/2022	95,000	96,882

City of Columbus, Various Purpose, Unlimited Tax

Series 2017A, GO, 4.00%, 4/1/2022	60,000	60,172

Series 2019A, GO, 5.00%, 4/1/2022	25,000	25,092

Series 2015A, GO, 3.00%, 7/1/2022	45,000	45,363

GO, 4.00%, 7/1/2022	25,000	25,284

Series 2013-1, GO, 5.00%, 7/1/2022	25,000	25,367

Series 2016A, GO, 2.00%, 8/15/2022	125,000	125,783

Series 2012A, GO, 4.00%, 8/15/2022 (b)	50,000	50,762

Series 2012A, GO, 5.00%, 8/15/2022 (b)	255,000	260,039

Series 2013A, GO, 5.00%, 8/15/2022	95,000	96,882

SEE NOTES TO FINANCIAL STATEMENTS.

398	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Ohio — continued

Series 2013-1, GO, 5.00%, 7/1/2023	170,000	179,100

Series 2013-1, GO, 5.00%, 7/1/2023 (b)	80,000	84,250

City of Dayton, Sewer System Rev., 4.00%, 12/1/2023	290,000	304,451

City of Delaware, Limited Tax Series 2019B, GO, 4.00%, 12/1/2022	35,000	35,837

City of Dublin, Various Purpose GO, 5.00%, 12/1/2022	25,000	25,791

City of Elyria, Limited Tax Series 2019-2, GO, 4.00%, 12/1/2022	175,000	179,117

City of Fairview Park, Limited Tax

GO, 3.00%, 12/1/2022 (b)	55,000	55,906

GO, 4.00%, 12/1/2022 (b)	165,000	168,957

City of Hilliard, Limited Tax, Various Purpose Series 2019A, GO, 5.00%, 12/1/2022	20,000	20,618

City of Kettering GO, 2.00%, 12/1/2022	25,000	25,213

City of Lima, Sanitary Sewer System

Rev., 3.00%, 12/1/2022	35,000	35,547

Rev., 4.00%, 12/1/2022 (b)	30,000	30,708

City of Marysville, Limited Tax GO, 2.25%, 12/1/2022	60,000	60,627

City of Mentor, Limited tax, Various Purpose GO, 3.00%, 12/1/2022	25,000	25,401

City of Middleburg Heights, Southwest General Health Center Project Series 2012A, Rev., 5.00%, 8/1/2022 (b)	260,000	264,697

City of Middleburg Heights, Southwest General Health Center Project, Tax-Exempt Series 2020A, Rev., 4.00%, 8/1/2022	100,000	101,343

City of Middletown GO, 2.00%, 12/1/2022	50,000	50,429

City of New Albany, Limited Tax GO, 3.50%, 12/1/2022	30,000	30,601

City of Newark GO, 2.00%, 12/1/2022	35,000	35,301

City of North Olmsted, Capital Improvement, Limited Tax GO, 3.00%, 12/1/2022	20,000	20,329

City of Reynoldsburg, Limited Tax, Capital Facilities GO, 5.00%, 12/1/2022	25,000	25,770

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Ohio — continued

City of Sharonville, Special Obligation Rev., 4.00%, 12/1/2022	50,000	51,191

City of Springboro, Various Purpose, Limited Tax GO, 2.25%, 12/1/2022	75,000	75,772

City of Tiffin, Limited Tax, Capital Improvement GO, 2.00%, 12/1/2022	50,000	50,392

City of Toledo, Sewerage System Rev., 5.00%, 11/15/2022	55,000	56,644

City of Westerville, Special Obligation

Rev., 5.00%, 12/1/2022	65,000	67,042

Rev., 5.00%, 12/1/2023	25,000	26,677

Clear Fork Valley Local School District COP, 4.00%, 12/1/2022	25,000	25,579

Cleveland Department of Public Utilities Division of Public Power

Rev., AGM, 5.00%, 11/15/2022	60,000	61,763

Rev., AGM, 5.00%, 11/15/2023	100,000	106,526

Cleveland Heights and University Heights City School District GO, 4.50%, 6/1/2023 (b)	25,000	26,098

Cleveland Municipal School District Series 2015A, GO, 5.00%, 12/1/2022	25,000	25,780

Clyde-Green Springs Exempted Village School District COP, 4.00%, 12/1/2022	180,000	184,098

Coldwater Exempted Village School District GO, 3.00%, 12/1/2023	380,000	391,711

Columbus City School District, Limited Tax, School Facilities Construction and Improvement GO, 4.00%, 12/1/2022	25,000	25,603

Columbus Metropolitan Library, Ohio Library Facilities, Special Obligation

Rev., 4.00%, 12/1/2022	65,000	66,579

Rev., 4.00%, 12/1/2024	20,000	21,420

County of Allen, Hospital Facilities and Improvement Bonds, Catholic Health Partners

Series 2012A, Rev., 4.00%, 5/1/2022 (b)	345,000	346,973

Series 2012A, Rev., 5.00%, 5/1/2022	575,000	579,160

County of Allen, Hospital Facilities, Bon Secours Mercy Health, Inc.

Series 2017A, Rev., 5.00%, 8/1/2022	755,000	768,415

Series 2020A, Rev., 5.00%, 12/1/2022	25,000	25,772

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	399

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Ohio — continued

County of Allen, Hospital Facilities, Mercy Health Series 2017A, Rev., 5.00%, 8/1/2024	570,000	619,474

County of Ashtabula, Limited Tax, Various Purpose Improvement

GO, 4.00%, 6/1/2022 (b)	85,000	85,714

GO, 5.00%, 6/1/2022 (b)	25,000	25,272

County of Ashtabula, Nontax, Lodge and Conference Center Project Rev., 4.00%, 12/1/2022	55,000	55,358

County of Butler, Hospital Facilities, UC Health Rev., 4.00%, 11/15/2022	290,000	296,225

County of Butler, Sewer System Rev., 4.00%, 12/1/2022	55,000	56,336

County of Cuyahoga, Capital Improvement, Limited Tax Series 2020A, GO, 4.00%, 12/1/2022	220,000	225,142

County of Cuyahoga, Ohio Economic Development

Series 2020D, Rev., 4.00%, 12/1/2022	420,000	429,817

Series 2020D, Rev., 4.00%, 12/1/2024	50,000	53,551

County of Cuyahoga, Public Library Fund, Library Facilities

Rev., 4.00%, 12/1/2022	50,000	51,169

Rev., 4.00%, 12/1/2023 (b)	50,000	52,509

County of Cuyahoga, Sales Tax Rev., 5.00%, 12/1/2023	55,000	58,630

County of Cuyahoga, Sports Facilities Improvement Project, Excise Tax Rev., 5.00%, 12/1/2022 (b)	105,000	108,299

County of Delaware, Sales Tax Rev., 3.00%, 12/1/2023	50,000	51,453

County of Delaware, Sanitary Sewer System Improvement Rev., 4.00%, 12/1/2022	25,000	25,607

County of Franklin, Health Care Facilities Series 2013A, Rev., 6.13%, 7/1/2022 (b)	4,590,000	4,671,360

County of Franklin, Hospital Facilities Rev., 5.00%, 5/15/2023	35,000	36,706

County of Franklin, Hospital Facilities, OhioHealth Corp. Rev., 5.00%, 5/15/2022 (b)	150,000	151,352

County of Franklin, Hospital Improvement, Nationwide Children’s Hospital Project Series 2012A, Rev., 5.00%, 11/1/2022	135,000	135,945

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Ohio — continued

County of Franklin, Limited Tax

GO, 5.00%, 6/1/2022	130,000	131,440

GO, 5.00%, 6/1/2023	25,000	26,246

County of Franklin, Ohio Health Corp. Rev., 5.00%, 5/15/2023 (b)	530,000	555,517

County of Franklin, Sales Tax Rev., 5.00%, 6/1/2022	50,000	50,554

County of Franklin, Various Purpose, Limited Tax GO, 5.00%, 12/1/2022	20,000	20,633

County of Geauga, South Franklin Circle Project Rev., 8.00%, 12/31/2022 (b) (c)	4,890,000	5,268,706

County of Greene, Sewer System

GO, 5.00%, 12/1/2022	50,000	51,586

Series 2007A, Rev., AMBAC, 5.00%, 12/1/2023	50,000	53,354

County of Hamilton, Cincinnati Children’s Hospital Medical Center Series 2014S, Rev., 5.00%, 5/15/2023	80,000	83,880

County of Hamilton, King Highland Community Urban Redevelopment Corp. Rev., 3.00%, 6/1/2022	50,000	50,291

County of Hamilton, Parking Facilities, Limited Tax Series 2021A, GO, 5.00%, 12/1/2023	25,000	26,677

County of Hamilton, Sales Tax

Series 2000B, Rev., AMBAC, Zero Coupon, 12/1/2022	100,000	99,232

Series 2016A, Rev., 5.00%, 12/1/2022	360,000	371,392

Series 2016A, Rev., 5.00%, 12/1/2023	105,000	112,044

County of Hamilton, Sewer System, The Metropolitan Sewer District of Greater Cincinnati

Series 2013A, Rev., 5.00%, 12/1/2022	235,000	242,400

Series 2014A, Rev., 5.00%, 12/1/2022	130,000	134,094

Series 2019A, Rev., 5.00%, 12/1/2022	140,000	144,409

Series 2014A, Rev., 5.00%, 12/1/2023	60,000	64,025

County of Hamilton, Trihealth, Inc. Series 2017A, Rev., 5.00%, 8/15/2022	35,000	35,677

County of Lake, Various Purpose GO, 3.50%, 12/1/2022	50,000	51,025

SEE NOTES TO FINANCIAL STATEMENTS.

400	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Ohio — continued

County of Lorain, Various Purpose, Limited Tax

GO, 3.00%, 12/1/2022	55,000	55,902

Series 2020B, GO, 3.00%, 12/1/2022	65,000	66,066

County of Mahoning, Various Purpose, Limited Tax GO, AGM, 2.00%, 12/1/2022	25,000	25,204

County of Medina, Limited Tax GO, 2.00%, 12/1/2022	50,000	50,463

County of Montgomery, Catholic Health Initiatives Series 2008D-2, Rev., 5.45%, 11/13/2023 (b)	140,000	150,044

County of Portage, Limited Tax GO, 5.00%, 12/1/2022	65,000	67,052

County of Stark, Communication System, Limited Tax GO, 2.50%, 12/1/2022	50,000	50,653

County of Summit, Various Purpose GO, 4.50%, 12/1/2022	60,000	61,680

County of Union, Memorial Hospital, Various Purpose GO, 4.00%, 12/1/2022	80,000	81,870

County of Warren, Healthcare Facilities, Otterbein Homes Obligated Group Rev., 5.00%, 7/1/2022	50,000	50,672

County of Warren, Jail Construction and Improvement, Limited Tax

GO, 3.00%, 6/1/2022	95,000	95,557

GO, 3.00%, 6/1/2023	205,000	209,998

Cuyahoga Community College District, Facilities Construction Improvement, Unlimited Tax GO, 3.00%, 12/1/2023	20,000	20,648

Cuyahoga Community College District, General Receipts Series 2016E, Rev., 4.00%, 8/1/2022	110,000	111,529

Defiance City School District, Various Purpose GO, 5.00%, 12/1/2022 (b)	120,000	123,770

Delaware County Finance Authority, Columbus Outlets Public Improvements Project Rev., 5.00%, 12/1/2023	510,000	524,941

Dublin City School District, School Facilities Construction and Improvement

GO, 4.00%, 12/1/2022	35,000	35,829

Series 2019A, GO, 4.00%, 12/1/2022	20,000	20,473

GO, 4.00%, 12/1/2024	20,000	21,482

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Ohio — continued

Dublin City School District, Various Purpose Series 2013A, GO, 5.00%, 12/1/2022	80,000	82,513

Eastwood Local School District COP, 3.00%, 6/1/2023	30,000	30,641

Eaton Community City School District, Unlimited Tax GO, 4.00%, 12/1/2022	25,000	25,598

Edgewood City School District GO, 5.00%, 12/1/2022	45,000	46,410

Forest Hills Local School District, School Improvement GO, 4.00%, 12/1/2022	40,000	40,950

Franklin City School District GO, AMBAC, Zero Coupon, 12/1/2022	30,000	29,785

Franklin County Convention Facilities Authority, Tax Lease

Rev., 5.00%, 12/1/2023 (b)	50,000	53,372

Rev., 5.00%, 12/1/2024 (b)	75,000	82,599

Gahanna-Jefferson City School District GO, 3.00%, 12/1/2022	75,000	76,264

Galion City School District GO, Zero Coupon, 12/1/2022	50,000	49,642

Greater Cleveland Regional Transit Authority, Capital Improvement Rev., 5.00%, 12/1/2022	55,000	56,745

Greater Cleveland Regional Transit Authority, Sales Tax Supported Capital Improvement

Rev., 5.00%, 12/1/2022	100,000	103,172

Series 2014A, Rev., 5.00%, 12/1/2022	280,000	288,882

Hamilton City School District, Various Purpose, Unlimited Tax GO, 5.00%, 12/1/2022	45,000	46,376

Highland Local School District, Medina County GO, 5.00%, 12/1/2022	185,000	190,840

Hilliard School District Series 2013A, GO, 5.00%, 12/1/2022	55,000	56,740

Hocking Technical College District Rev., 5.00%, 7/1/2023 (b)	40,000	42,043

Hudson City School District COP, 4.00%, 6/1/2023	100,000	100,746

Kent State University, General Receipts

Rev., 4.00%, 5/1/2022	100,000	100,562

Series 2012A, Rev., 4.00%, 5/1/2022	55,000	55,309

Series 2012A, Rev., 5.00%, 5/1/2022 (b)	350,000	352,573

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	401

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Ohio — continued

Series 2014A, Rev., 5.00%, 5/1/2022 (b)	110,000	110,809

Rev., 4.00%, 5/1/2023	215,000	222,155

Kettering City School District COP, 4.00%, 12/1/2022	25,000	25,598

Lake County Community College District COP, 4.00%, 10/1/2022	225,000	229,012

Lake Local School District, School Improvement, Unlimited Tax GO, 3.00%, 12/1/2022	50,000	50,703

Lakewood City School District, School Facilities Improvement, Unlimited Tax

Series 2014A, GO, 5.00%, 11/1/2022 (b)	150,000	154,223

GO, 4.00%, 12/1/2022	20,000	20,482

Lakota Local School District

GO, 3.00%, 12/1/2022	30,000	30,496

GO, 5.00%, 12/1/2022	45,000	46,424

Lancaster City School District, School Facilities Construction and Improvement

GO, 3.25%, 10/1/2022 (b)	20,000	20,294

GO, 3.75%, 10/1/2022 (b)	225,000	228,952

GO, 4.00%, 10/1/2022	35,000	35,663

Lancaster Port Authority, Gas Supply

Series A, Rev., LIQ: Royal Bank of Canada, 5.00%, 8/1/2023	430,000	452,181

Series 2019A, Rev., LIQ: Royal Bank of Canada, 5.00%, 2/1/2025 (c)	635,000	694,274

Licking County Career and Technology Education Centers GO, 3.13%, 12/1/2023	50,000	50,078

Lorain County Community College District Rev., 4.00%, 12/1/2022	25,000	25,579

Lucas-Plaza Housing Development Corp. Rev., FHA, Zero Coupon, 6/1/2024 (b)	810,000	784,002

Maple Heights City School District, Unlimited Tax, School Facilities Improvement GO, Zero Coupon, 1/15/2023	50,000	49,544

Marysville Exempted Village School District, School Improvement GO, 5.00%, 12/1/2022	30,000	30,917

Mason City School District GO, 5.00%, 12/1/2022	50,000	51,582

Miami East Local School District, School Improvement GO, 4.00%, 12/1/2022	65,000	66,475

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Ohio — continued

Miami Trace Local School District GO, 4.00%, 12/1/2023	110,000	115,305

Miami University, General Receipts

Rev., 5.00%, 9/1/2022	135,000	137,898

Series 2020A, Rev., 5.00%, 9/1/2022	20,000	20,437

Rev., 4.00%, 9/1/2023	260,000	264,169

Miamisburg City School District GO, 2.00%, 12/1/2022	25,000	25,215

Middletown City School District GO, 5.25%, 12/1/2022 (b)	45,000	46,497

New Albany Plain Local School District, School Improvement GO, 4.00%, 12/1/2022 (b)	45,000	46,079

New Albany Plain Local School District, Various Purpose GO, 4.00%, 12/1/2022	25,000	25,605

Northeast Ohio Regional Sewer District, Wastewater Improvement

Rev., 3.00%, 11/15/2022	50,000	50,799

Rev., 5.00%, 11/15/2022	65,000	66,947

Rev., 5.00%, 5/15/2023 (b)	365,000	382,528

Northwest Local School District, School Improvement, Unlimited Tax

GO, 5.00%, 12/1/2022	30,000	30,947

GO, 5.00%, 12/1/2023 (b)	45,000	47,995

Oak Hills Local School District, School Improvement

GO, 5.00%, 12/1/2022	65,000	67,052

GO, 5.00%, 12/1/2023	20,000	21,288

Ohio Higher Educational Facility Commission, Case Western Reserve University Project Series 2015A, Rev., 5.00%, 12/1/2022	40,000	41,254

Ohio Higher Educational Facility Commission, Case Western University Project

Series 2021B, Rev., (SIFMA Municipal Swap Index Yield + 0.23%), 0.43%, 3/10/2022 (d)	5,500,000	5,500,016

Rev., 4.00%, 12/1/2022	20,000	20,478

Rev., 5.00%, 12/1/2022	160,000	165,014

Rev., 5.00%, 12/1/2023	245,000	261,480

Ohio Higher Educational Facility Commission, University of Dayton 2013 Project Rev., 5.00%, 12/1/2025	20,000	20,564

SEE NOTES TO FINANCIAL STATEMENTS.

402	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Ohio — continued

Ohio Higher Educational Facility Commission, Xavier University 2016 Project Rev., 5.00%, 5/1/2022	35,000	35,242

Ohio Housing Finance Agency, Marianna Terrace Apartments Series 2022A, Rev., 1.30%, 3/1/2024 (c)	1,000,000	996,040

Ohio Housing Finance Agency, Park Eden Apartments Series 2020A, Rev., GNMA/FHA, 0.40%, 9/1/2022 (c)	700,000	698,326

Ohio State University (The), General Receipts

Series 2012A, Rev., 4.00%, 6/1/2022	25,000	25,216

Series 2010D, Rev., 5.00%, 12/1/2022	45,000	46,428

Series 2014A, Rev., 5.00%, 12/1/2022	50,000	51,586

Series 2020A, Rev., 5.00%, 12/1/2022	160,000	165,075

Series 2012A, Rev., 5.00%, 6/1/2023	20,000	21,010

Series 2010D, Rev., 5.00%, 12/1/2023	40,000	42,691

Series 2020A, Rev., 5.00%, 12/1/2023	65,000	69,372

Ohio State University (The), General Receipts, Multiyear Debt Issuance Program II Rev., 5.00%, 12/1/2022	130,000	134,124

Ohio State University (The), General Receipts, Special Purpose

Series 2013A, Rev., 5.00%, 6/1/2024	170,000	178,433

Series 2013A, Rev., 5.00%, 6/1/2025	20,000	20,987

Ohio Turnpike and Infrastructure Commission Series 2017A, Rev., 5.00%, 2/15/2023	270,000	280,659

Ohio Turnpike and Infrastructure Commission, Junior Lien

Series A-1, Rev., 5.00%, 2/15/2023 (b)	275,000	285,684

Series 2013A-1, Rev., 5.00%, 2/15/2024	130,000	135,050

Series 2013A-1, Rev., 5.00%, 2/15/2025	100,000	103,885

Ohio University, General Receipts

Rev., 5.00%, 6/1/2022 (b)	40,000	40,440

Rev., 4.00%, 12/1/2022 (b)	40,000	40,959

Rev., 5.00%, 12/1/2022 (b)	105,000	108,299

Rev., 5.00%, 12/1/2022	130,000	134,084

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Ohio — continued

Ohio Water Development Authority, Drinking Water Assistance

Rev., 5.00%, 6/1/2022	25,000	25,279

Rev., 5.00%, 12/1/2022	290,000	299,243

Series 2019B, Rev., 5.00%, 12/1/2022	25,000	25,797

Ohio Water Development Authority, Fresh Water

Series 2009B, Rev., 5.00%, 6/1/2022	75,000	75,836

Series 2013A, Rev., 5.00%, 6/1/2022	175,000	176,951

Series 2013A, Rev., 5.00%, 12/1/2022	35,000	36,116

Rev., 5.50%, 12/1/2022	150,000	155,339

Ohio Water Development Authority, Water Pollution Control Loan Fund

Rev., 5.00%, 6/1/2022	310,000	313,457

Series 2014B, Rev., 5.00%, 6/1/2022	95,000	96,059

Series 2015A, Rev., 5.00%, 6/1/2022	25,000	25,279

Series 2020B, Rev., 5.00%, 6/1/2022	25,000	25,279

Rev., 5.50%, 6/1/2022	50,000	50,619

Rev., 5.00%, 12/1/2022	85,000	87,709

Series 2014B, Rev., 5.00%, 12/1/2022	80,000	82,550

Series 2015A, Rev., 5.00%, 12/1/2022	20,000	20,637

Rev., 5.50%, 12/1/2022	105,000	108,737

Series 2015A, Rev., 5.00%, 6/1/2023	135,000	141,870

Olentangy Local School District, Unlimited Tax

Series 2020A, GO, 4.00%, 12/1/2022	55,000	56,340

Series B, GO, 4.00%, 12/1/2022 (b)	75,000	76,798

GO, 4.50%, 12/1/2023 (b)	50,000	52,941

Orange City School District, Unlimited Tax GO, 5.00%, 12/1/2023	40,000	42,662

Ottawa and Glandorf Local School District, Unlimited Tax GO, 4.00%, 12/1/2022	25,000	25,569

Patrick Henry Local School District, Ohio School Facilities Project

Series A, COP, 4.00%, 12/1/2022	25,000	25,579

COP, 5.00%, 12/1/2022 (b)	45,000	46,379

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	403

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Ohio — continued

Penta Career Center, Ohio School Facilities Project COP, 5.00%, 4/1/2022	50,000	50,181

Perry Local School District COP, 4.00%, 12/1/2022	20,000	20,463

Perrysburg Exempted Village School District, Unlimited Tax GO, 5.00%, 12/1/2023	30,000	31,905

Port of Greater Cincinnati Development Authority, Mariemont City School District Project, Tax-Exempt

Rev., 5.00%, 12/1/2022	100,000	103,157

Rev., 5.00%, 12/1/2024	200,000	219,579

Revere Local School District, School Facilities Improvement, Unlimited Tax

Series 2017A, GO, 5.00%, 6/1/2022 (b)	370,000	374,069

Series 2017C, GO, Zero Coupon, 12/1/2022	135,000	133,964

Reynoldsburg City School District, Unlimited Tax GO, 5.00%, 12/1/2022	140,000	144,420

Rossford Exempted Village School District, School Facilities Project COP, 5.00%, 12/1/2022	30,000	30,906

Sandusky City School District, Classroom Facilities and School Improvement Series 2017-1, GO, 5.00%, 5/1/2022 (b)	250,000	251,838

Shaker Heights City School District, School Facilities Improvement, Unlimited Tax Series 2018A, GO, 2.25%, 12/15/2022	50,000	50,582

Shaker Heights Public Library COP, 2.00%, 12/1/2022	85,000	85,736

Shelby City School District, School Facilities Improvement GO, 4.00%, 11/1/2022 (b)	90,000	91,878

Southwest Licking Local School District, School Facilities Project COP, 4.00%, 12/1/2022	245,000	250,578

South-Western City School District, School Facilities Construction and Improvement

GO, 3.50%, 6/1/2022 (b)	20,000	20,145

GO, 4.50%, 6/1/2022 (b)	35,000	35,342

Stark County Library District, Library Facilities Rev., 4.00%, 12/1/2022	50,000	51,127

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Ohio — continued

State of Ohio

Series R, GO, 5.00%, 5/1/2022	110,000	110,818

Series 2018A, GO, 5.00%, 6/15/2022	20,000	20,255

Series 2011A, GO, 5.00%, 8/1/2022	30,000	30,546

Series 2014A, GO, 5.00%, 9/15/2022	95,000	97,206

Series 2016A, Rev., 5.00%, 10/1/2022	210,000	215,157

Series 2016A, GO, 5.00%, 12/15/2023	35,000	37,424

State of Ohio, Adult Correctional Building Fund Projects Series 2013A, Rev., 5.00%, 10/1/2022	140,000	143,438

State of Ohio, Bureau of Criminal Investigation Records System Project COP, 4.00%, 3/1/2022	30,000	30,000

State of Ohio, Capital Facilities Lease Appropriation

COP, 5.00%, 3/1/2022 (b)	25,000	25,000

Series 2012B, Rev., 5.00%, 4/1/2022 (b)	25,000	25,091

Series 2012B, Rev., 5.00%, 4/1/2022 (b)	60,000	60,219

Series 2013A, Rev., 5.00%, 10/1/2022	150,000	153,683

Series 2015B, Rev., 5.00%, 10/1/2022 (b)	150,000	153,728

Series 2015B, Rev., 5.00%, 10/1/2022	20,000	20,491

Series 2017A, Rev., 5.00%, 12/1/2022	30,000	30,931

Series 2017A, Rev., 5.00%, 12/1/2023	25,000	26,663

State of Ohio, Capital Facilities Lease Appropriation Adult Correctional Building Fund Projects

Series 2012A, Rev., 5.00%, 4/1/2022	145,000	145,523

Series 2017A, Rev., 4.00%, 10/1/2022	25,000	25,469

Series 2015B, Rev., 5.00%, 10/1/2022 (b)	230,000	235,716

Rev., 5.00%, 10/1/2023	165,000	175,072

Series 2017B, Rev., 5.00%, 10/1/2023	95,000	100,799

State of Ohio, Capital Facilities Lease Appropriation Cultural and Sports Facilities Building Fund Projects

Series 2013A, Rev., 5.00%, 4/1/2022	75,000	75,271

SEE NOTES TO FINANCIAL STATEMENTS.

404	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Ohio — continued

Series 2019A, Rev., 5.00%, 4/1/2022	170,000	170,613

Series 2016A, Rev., 5.00%, 10/1/2023	50,000	53,052

State of Ohio, Capital Facilities Lease Appropriation Mental Health Facilities Improvement Fund Projects

Series 2016A, Rev., 5.00%, 6/1/2022	125,000	126,359

Series 2018A, Rev., 5.00%, 6/1/2022	40,000	40,435

Rev., 5.00%, 6/1/2023	140,000	146,927

Series 2016A, Rev., 5.00%, 6/1/2023	160,000	167,916

Series 2015A, Rev., 5.00%, 2/1/2024	170,000	182,220

State of Ohio, Capital Facilities Lease Appropriation Park and Recreation Improvement Fund Projects

Series 2016B, Rev., 4.00%, 8/1/2022	140,000	141,922

Series 2020A, Rev., 5.00%, 12/1/2022	165,000	170,120

State of Ohio, Capital Facilities Lease Appropriation, Administrative Building Fund Projects

Series 2012A, Rev., 4.00%, 4/1/2022	35,000	35,098

Series 2019A, Rev., 5.00%, 10/1/2022	85,000	87,087

State of Ohio, Capital Facilities Lease Appropriation, Cultural and Sports Facilities Building Fund Projects Series 2017A, Rev., 5.00%, 10/1/2022	25,000	25,614

State of Ohio, Capital Facilities Lease Appropriation, Parks and Recreation Improvement Fund Projects Series 2016C, Rev., 5.00%, 12/1/2022	75,000	77,327

State of Ohio, Capital Facilities Lease Appropriation, Transportation Building Fund Projects Series 2018A, Rev., 5.00%, 4/1/2022	50,000	50,180

State of Ohio, Capital Facilities Lease, Administrative Building Project Series 2018A, Rev., 5.00%, 10/1/2022	20,000	20,491

State of Ohio, Capital Facilities, Juvenile Correctional Building Fund

Series 2020A, Rev., 3.00%, 10/1/2022	30,000	30,390

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Ohio — continued

Series 2019B, Rev., 5.00%, 10/1/2022	25,000	25,614

Series 2015B, Rev., 5.00%, 4/1/2023	50,000	52,172

State of Ohio, Cleveland Clinic Health System

Series 2019D-2, Rev., VRDO, 0.18%, 3/9/2022 (c)	20,890,000	20,890,000

Series 2017A, Rev., 5.00%, 1/1/2023	20,000	20,685

State of Ohio, Common Schools

Series 2012B, GO, 5.00%, 3/15/2022	20,000	20,033

Series 2013B, GO, 5.00%, 6/15/2022	100,000	101,275

Series 2015B, GO, 5.00%, 6/15/2022 (b)	1,080,000	1,093,748

Series 2011C, GO, 4.00%, 9/15/2022	20,000	20,358

Series 2010C, GO, 4.25%, 9/15/2022	280,000	285,381

Series 2012A, GO, 5.00%, 9/15/2022	185,000	189,297

Series 2012C, GO, 5.00%, 9/15/2022	85,000	86,974

Series 2013A, GO, 5.00%, 9/15/2022	130,000	133,019

Series 2016A, GO, 5.00%, 12/15/2022	140,000	144,641

State of Ohio, Conservation Project Series 2015A, GO, 5.00%, 9/1/2022	125,000	127,706

State of Ohio, Conservation Projects Series 2020A, GO, 2.00%, 3/1/2022	25,000	25,000

State of Ohio, Cultural and Sports Facilities Building Fund Projects Series 2015B, Rev., 5.00%, 4/1/2023	20,000	20,869

State of Ohio, Department of Administrative Services Enterprise Data Center Solutions Project

COP, 5.00%, 9/1/2022	225,000	229,813

COP, 5.00%, 9/1/2023	100,000	105,792

State of Ohio, Department of Administrative Services, Administrative Knowledge System and Enterprise Data Center Solutions Project COP, 5.00%, 9/1/2022	255,000	260,455

State of Ohio, Department of Administrative Services, Enterprise Data Center Solutions COP, 5.00%, 9/1/2022	25,000	25,535

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	405

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Ohio — continued

State of Ohio, Department of Administrative Services, Radio Communications COP, 5.00%, 9/1/2022 (b)	20,000	20,430

State of Ohio, Higher Education

Series 2014A, GO, 4.00%, 5/1/2022	35,000	35,202

Series 2014A, GO, 5.00%, 5/1/2022 (b)	105,000	105,772

Series 2010C, GO, 4.25%, 8/1/2022	75,000	76,132

Series 2011B, GO, 5.00%, 8/1/2022	175,000	178,183

Series 2012B, GO, 5.00%, 8/1/2022	45,000	45,819

Series 2012C, GO, 5.00%, 8/1/2022	135,000	137,456

Series 2013A, GO, 5.00%, 8/1/2022	25,000	25,455

Series 2014B, GO, 5.00%, 8/1/2022	55,000	56,000

Series 2015C, GO, 5.00%, 11/1/2022	40,000	41,134

Series 2018A, GO, 5.00%, 2/1/2023	20,000	20,760

Series 2014A, GO, 4.00%, 5/1/2023	25,000	25,891

Series 2011A, GO, 5.00%, 8/1/2023	10,000	10,565

Series 2014B, GO, 5.00%, 8/1/2023	70,000	73,956

Series B, GO, 5.00%, 8/1/2023	50,000	50,831

Series 2014A, GO, 4.00%, 5/1/2024	50,000	52,994

State of Ohio, Highway Capital Improvement

Series Q, GO, 4.00%, 5/1/2022 (b)	40,000	40,229

Series Q, GO, 4.00%, 5/1/2022	50,000	50,290

Series Q, GO, 5.00%, 5/1/2022 (b)	55,000	55,404

State of Ohio, Highway Improvement Series T, GO, 5.00%, 11/1/2023	95,000	101,160

State of Ohio, Infrastructure Improvement

Series 2020C, GO, 4.00%, 3/1/2022	30,000	30,000

Series 2014A, GO, 5.00%, 3/1/2022 (b)	195,000	195,000

Series 2012C, GO, 5.00%, 9/1/2022	20,000	20,433

Series 2015A, GO, 5.00%, 9/1/2022	85,000	86,840

Series 2015B, GO, 5.00%, 9/1/2022	25,000	25,541

Series 2012C, GO, 5.00%, 9/1/2023	25,000	26,487

Series 2015A, GO, 5.00%, 9/1/2023	25,000	26,487

Series 2015B, GO, 5.00%, 9/1/2023	25,000	26,486

Series 2016A, GO, 5.00%, 9/1/2023	20,000	21,189

Series 2017B, GO, 5.00%, 9/1/2025	30,000	33,755

State of Ohio, Juvenile Correctional Building Fund Projects

Series 2018A, Rev., 5.00%, 4/1/2022	50,000	50,180

Rev., 5.00%, 10/1/2023	35,000	37,137

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Ohio — continued

State of Ohio, Major New Infrastructure Project

Series 2012-1, Rev., 5.00%, 6/15/2022 (b)	415,000	420,222

Rev., 5.00%, 12/15/2022	255,000	263,288

Series 2016-1, Rev., 5.00%, 12/15/2022	75,000	77,438

Series 2018-1, Rev., 5.00%, 12/15/2022	200,000	206,501

Series 2019-1, Rev., 5.00%, 12/15/2022	165,000	170,363

Series 2014-1A, Rev., 5.00%, 12/15/2023	90,000	96,102

Series 2016-1, Rev., 5.00%, 12/15/2023	25,000	26,695

Series 2018-1, Rev., 5.00%, 12/15/2023	120,000	128,136

Series 2019-1, Rev., 5.00%, 12/15/2023	25,000	26,695

State of Ohio, Natural Resources

Series Q, GO, 4.00%, 4/1/2022	85,000	85,244

Series T, GO, 5.00%, 4/1/2022 (b)	30,000	30,109

State of Ohio, State Infrastructure Series 2019A, GO, 5.00%, 3/1/2023	20,000	20,823

State of Ohio, Third Frontier Research and Development, Tax-Exempt GO, 4.00%, 11/1/2022	110,000	112,392

State of Ohio, Toledo Parking Facilities Project

Series 2012-1, Rev., 4.00%, 5/15/2022	200,000	201,338

Series 2012-1, Rev., 4.00%, 11/15/2022	205,000	209,401

Series 2012-1, Rev., 4.00%, 5/15/2023	220,000	227,587

Series 2012-1, Rev., 4.00%, 11/15/2023	225,000	236,172

Series 2012-1, Rev., 4.00%, 5/15/2024	230,000	243,167

Series 2012-1, Rev., 4.00%, 11/15/2024	235,000	251,128

State of Ohio, Treasury Management System Project COP, 5.00%, 9/1/2022	30,000	30,642

State of Ohio, University Hospitals Health System, Inc.

Series 2021B, Rev., VRDO, 0.30%, 3/1/2022 (c)	8,000,000	8,000,000

SEE NOTES TO FINANCIAL STATEMENTS.

406	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Ohio — continued

Series B, Rev., VRDO, 0.33%, 3/9/2022 (c)	5,500,000	5,500,000

Series 2013A, Rev., 4.00%, 1/15/2025	270,000	276,500

Series 2020B, Rev., 5.00%, 1/15/2025 (c)	295,000	323,893

Series 2013A, Rev., 4.13%, 1/15/2026	95,000	97,306

State of Ohio, Voting System Acquisition Project COP, 5.00%, 9/1/2023	80,000	84,634

Streetsboro City School District, School Improvement, Unlimited Tax GO, 2.00%, 12/1/2022	25,000	25,205

Strongsville City School District, Unlimited Tax Improvement GO, 4.00%, 12/1/2022	45,000	46,086

Sylvania City School District, School Improvement, Unlimited Tax GO, 2.25%, 12/1/2022	25,000	25,254

Tender Option Bond Trust Receipts/Certificates

Series C, Rev., VRDO, LIQ: Citibank NA, 0.27%, 3/9/2022 (c) (e)	4,000,000	4,000,000

Series 2018-XF2703, GO, VRDO, LIQ: Barclays Bank plc, 0.30%, 3/9/2022 (c) (e)	4,000,000	4,000,000

Toledo City School District, School Facilities Improvement GO, 5.00%, 12/1/2023 (b)	85,000	90,733

Township of West Chester, Various Purpose, Limited Tax GO, 5.00%, 12/1/2022	50,000	51,586

Trotwood-Madison City School District, Unlimited Tax, School Improvement GO, 4.00%, 12/1/2022	30,000	30,694

United Local School District, Columbiana County COP, 3.00%, 12/1/2022	20,000	20,305

University of Akron (The), General Receipts

Series 2015A, Rev., 5.00%, 1/1/2023	360,000	371,908

Series 2016A, Rev., 5.00%, 1/1/2023	25,000	25,827

Series 2019A, Rev., 5.00%, 1/1/2023	300,000	309,923

University of Cincinnati, General Receipts

Series 2012A, Rev., 4.00%, 6/1/2022 (b)	25,000	25,213

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Ohio — continued

Series 2012A, Rev., 5.00%, 6/1/2022 (b)	160,000	161,760

Series 2012C, Rev., 5.00%, 12/1/2022 (b)	150,000	154,598

Series D, Rev., 5.00%, 6/1/2023	170,000	178,476

Series 2013C, Rev., 5.00%, 12/1/2023 (b)	235,000	250,850

University of Toledo, General Receipts

Series 2013C, Rev., 5.00%, 6/1/2022	45,000	45,465

Series 2017B, Rev., 5.00%, 6/1/2022	25,000	25,259

Village of Bluffton, Ohio Hospital Facilities, Blanchard Valley Health System Rev., 5.00%, 12/1/2022	160,000	164,880

Village of Evendale Ohio Public Infrastructure, Income Tax Rev., 4.00%, 12/1/2022	25,000	25,577

Village of Hebron, Water System Mortgage Rev., 5.00%, 12/1/2022	95,000	97,716

Warren City School District, Unlimited Tax GO, 2.00%, 12/1/2022	20,000	20,158

Westerville City School District, School Facilities Project COP, 5.00%, 12/1/2023	30,000	31,986

Westerville City School District, Unlimited Tax GO, 4.00%, 12/1/2022	100,000	102,421

Winton Woods City School District, Unlimited Tax, Classroom Facilities Series 2017A, GO, 5.00%, 5/1/2022 (b)	175,000	176,287

Worthington City School District, School Facilities Construction and Improvement, Unlimited Tax

GO, 4.00%, 12/1/2022	60,000	61,452

Series 2013A, GO, 4.00%, 12/1/2022	60,000	61,453

Wyoming City School District, School Improvement GO, 5.00%, 6/1/2022 (b)	40,000	40,440

Total Ohio		108,699,910

Oklahoma — 1.2%

Bryan County School Finance Authority, Durant Public Schools Project Rev., 4.00%, 12/1/2022	20,000	20,457

Canadian County Educational Facilities Authority, Mustang Public Schools Project

Rev., 3.00%, 9/1/2022	20,000	20,231

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	407

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Oklahoma — continued

Rev., 4.00%, 9/1/2024	1,100,000	1,172,129

Rev., 4.00%, 9/1/2025	1,175,000	1,278,254

Canadian County Independent School District No. 69 Mustang

GO, 3.00%, 4/1/2022	65,000	65,130

GO, 2.00%, 6/1/2023	45,000	45,558

City of Nichols Hills GO, 4.00%, 7/1/2022	20,000	20,221

City of Norman

GO, 4.00%, 6/1/2022	100,000	100,848

Series 2016A, GO, 5.00%, 6/1/2022	100,000	101,095

GO, 4.00%, 6/1/2023	60,000	62,250

City of Oklahoma City

GO, 3.00%, 3/1/2022	95,000	95,000

GO, 4.00%, 3/1/2022	500,000	500,000

GO, 5.00%, 3/1/2022	110,000	110,000

GO, 5.00%, 3/1/2023	25,000	26,027

City of Tulsa GO, 2.00%, 3/1/2022	150,000	150,000

Cleveland County Educational Facilities Authority, Lexington Public Schools Project Rev., 4.00%, 9/1/2022	125,000	127,042

Cleveland County Educational Facilities Authority, Moore Public Schools Project Rev., 5.00%, 6/1/2023	280,000	293,961

Cleveland County Educational Facilities Authority, Norman Public Schools Project

Rev., 5.00%, 6/1/2022	450,000	454,927

Rev., 5.00%, 6/1/2024	570,000	617,117

Rev., 5.00%, 6/1/2025	150,000	167,138

Cleveland County Independent School District No. 2 Moore, Combined Purpose

GO, 2.00%, 3/1/2022	260,000	260,000

GO, 3.50%, 3/1/2023	380,000	389,231

Cleveland County Independent School District No. 29 Norman, Combined Purpose

GO, 3.00%, 3/1/2022	70,000	70,000

Series 2019B, GO, 2.00%, 5/1/2022	25,000	25,058

GO, 3.00%, 3/1/2023	45,000	45,916

Series 2019B, GO, 3.00%, 5/1/2023	10,000	10,232

Clinton Public Works Authority, Sales Tax Rev., 4.00%, 12/1/2022	25,000	25,577

Comanche County Independent School District No. 8 Lawton, Combined Purpose Series 2019A, GO, 2.00%, 3/1/2022	85,000	85,000

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Oklahoma — continued

County of Oklahoma, Limited Tax GO, 2.00%, 9/1/2022	20,000	20,136

Delaware County Educational Facilities Authority, Grove Public Schools Project Rev., 5.00%, 9/1/2022	50,000	51,009

Edmond Public Works Authority, Sales Tax and Utility System Rev., 5.00%, 7/1/2022	80,000	81,165

Grady County School Finance Authority, Educational Facilities Lease, Tuttle Public Schools Project Rev., 5.00%, 9/1/2023	10,000	10,572

Grand River Dam Authority

Series 2014A, Rev., 4.00%, 6/1/2022	415,000	418,500

Series 2016A, Rev., 5.00%, 6/1/2022	655,000	662,138

Series 2016A, Rev., 5.00%, 6/1/2023	205,000	215,169

Series 2016A, Rev., 5.00%, 6/1/2024	50,000	54,168

Lincoln County Educational Facilities Authority, Stroud Public Schools Project Rev., 5.00%, 9/1/2022	55,000	56,110

McClain County Economic Development Authority, Educational Facilities, Blanchard Public Schools Project Rev., 4.00%, 9/1/2022	285,000	289,398

Oklahoma Agricultural and Mechanical Colleges Series 2017A, Rev., 5.00%, 7/1/2022	90,000	91,320

Oklahoma Capitol Improvement Authority Series 2014A, Rev., 5.00%, 7/1/2023	85,000	89,515

Oklahoma Capitol Improvement Authority, Department of Transportation Project

Series 2020B, Rev., 5.00%, 7/1/2022	340,000	344,950

Series 2020A, Rev., 5.00%, 7/1/2023	100,000	105,312

Oklahoma Capitol Improvement Authority, Office of Juvenile Affairs Project Series 2019B, Rev., 5.00%, 7/1/2023	20,000	21,062

Oklahoma Capitol Improvement Authority, Oklahoma Conservation Commission Project Series 2019A, Rev., 5.00%, 7/1/2022	95,000	96,383

SEE NOTES TO FINANCIAL STATEMENTS.

408	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Oklahoma — continued

Oklahoma Capitol Improvement Authority, Oklahoma Department of Transportation Project

Rev., 5.00%, 7/1/2022	350,000	355,096

Rev., 5.00%, 7/1/2025	140,000	156,127

Oklahoma Capitol Improvement Authority, State Highway Capital Improvement

Rev., 5.00%, 7/1/2022	30,000	30,437

Series 2014A, Rev., 5.00%, 7/1/2022	130,000	131,893

Oklahoma Capitol Improvement Authority, State Highway Capital Improvement, Capitol Repair Project Series 2017B, Rev., 5.00%, 1/1/2023	35,000	36,211

Oklahoma Capitol Improvement Authority, State Highway Capital Improvement, Department of Corrections Project Rev., 5.00%, 7/1/2022	70,000	71,019

Oklahoma Capitol Improvement Authority, State Highway Capital Improvement, Department of Human Services Project Series 2020D, Rev., 4.00%, 7/1/2022	150,000	151,690

Oklahoma County Finance Authority, Deer Creek Public Schools Project Rev., 5.00%, 12/1/2022	130,000	133,971

Oklahoma County Finance Authority, Educational Facilities, Lease Midwest City-Del City Public Schools Project

Rev., 5.00%, 10/1/2022	345,000	353,369

Rev., 5.00%, 10/1/2025	30,000	33,568

Oklahoma County Finance Authority, Harrah Public Schools Project Rev., 4.00%, 9/1/2022	325,000	330,113

Oklahoma County Finance Authority, Western Heights Public Schools Project

Series 2018A, Rev., 5.00%, 9/1/2022	125,000	127,586

Series 2018A, Rev., 5.00%, 9/1/2023	10,000	10,550

Series 2018A, Rev., 5.00%, 9/1/2024	350,000	380,077

Oklahoma County Independent School District No. 1 Putnam City GO, 4.00%, 1/1/2023	235,000	240,914

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Oklahoma — continued

Oklahoma County Independent School District No. 12 Edmond

GO, 2.00%, 8/1/2022	40,000	40,224

GO, 2.50%, 8/1/2022	430,000	433,296

Oklahoma County Independent School District No. 12 Edmond, Combined Purpose

GO, 2.00%, 3/1/2022	225,000	225,000

GO, 3.00%, 3/1/2022	125,000	125,000

Oklahoma County Independent School District No. 52 Midwest City-Del City Series 2019A, GO, 3.00%, 1/1/2023	25,000	25,448

Oklahoma County Independent School District No. 52 Midwest City-Del City, Combined Purpose GO, 1.75%, 7/1/2022	160,000	160,605

Oklahoma County Independent School District No. 89 Oklahoma City Series 2020A, GO, 2.50%, 7/1/2023	50,000	51,001

Oklahoma County Independent School District No. 89 Oklahoma City, Combined Purpose

Series 2017C, GO, 3.00%, 7/1/2022	155,000	156,230

Series 2019A, GO, 3.00%, 7/1/2023	95,000	97,528

Oklahoma Department of Transportation Series 2018A, Rev., GAN, 5.00%, 9/1/2022	55,000	56,177

Oklahoma Development Finance Authority, Health System, Integris Obligated Group

Series 2020C, Rev., VRDO, 0.35%, 3/9/2022 (c)	13,645,000	13,645,000

Series 2015A, Rev., 5.00%, 8/15/2022	205,000	208,872

Oklahoma Development Finance Authority, Higher Education Master Real Project

Series 2014A, Rev., 5.00%, 6/1/2022	35,000	35,383

Series 2019A, Rev., 5.00%, 12/1/2022	50,000	51,544

Series 2014C, Rev., 3.00%, 6/1/2023	90,000	92,262

Series 2014C, Rev., 5.00%, 6/1/2024	145,000	156,851

Oklahoma Development Finance Authority, System of Higher Education, Master Equipment Lease Series 2014A, Rev., 3.00%, 6/1/2022	25,000	25,150

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	409

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Oklahoma — continued

Oklahoma Development Finance Authority, System of Higher Education, Master Real Property

Series 2013A, Rev., 3.00%, 6/1/2022	5,000	5,031

Series 2020A, Rev., 4.00%, 6/1/2022	500,000	504,241

Series 2020A, Rev., 4.00%, 6/1/2023	260,000	269,749

Series 2014A, Rev., 5.00%, 6/1/2023	105,000	110,236

Series 2020A, Rev., 4.00%, 6/1/2024	895,000	946,349

Oklahoma Municipal Power Authority

Series 2013B, Rev., 5.00%, 1/1/2023 (b)	80,000	82,734

Series 2019A, Rev., 5.00%, 1/1/2023	1,455,000	1,504,363

Series B, Rev., 5.00%, 1/1/2023	80,000	82,714

Series 2014B, Rev., 5.00%, 1/1/2025	120,000	131,892

Oklahoma Turnpike Authority, Second Senior

Series 2017D, Rev., 4.00%, 1/1/2023	75,000	76,951

Series 2017E, Rev., 4.00%, 1/1/2023	30,000	30,780

Oklahoma Water Resources Board, Master Trust

Rev., 5.00%, 4/1/2022 (b)	50,000	50,183

Series 2012B, Rev., 5.00%, 4/1/2022 (b)	25,000	25,091

Rev., 5.00%, 4/1/2023	75,000	78,291

Series 2013A, Rev., 5.00%, 4/1/2023 (b)	15,000	15,660

Oklahoma Water Resources Board, State Loan Program

Series 2018B, Rev., 5.00%, 10/1/2022	50,000	51,239

Series 2019C, Rev., 4.00%, 10/1/2023	50,000	52,303

Series 2020A, Rev., 4.00%, 10/1/2023	60,000	62,764

Pontotoc County Educational Facilities Authority, Ada Public Schools Project Rev., 5.00%, 9/1/2022	75,000	76,521

Sallisaw Municipal Authority Rev., 3.00%, 1/1/2023	50,000	50,833

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Oklahoma — continued

Sand Springs Municipal Authority Water Sewer Utility & 1% Sales Tax Rev., 2.00%, 11/1/2022	55,000	55,451

Sapulpa Municipal Authority Rev., AGM, 4.00%, 7/1/2022 (b)	200,000	202,219

Tulsa County Independent School District No. 1, Combined Purpose

Series 2017A, GO, 3.00%, 3/1/2022	25,000	25,000

Series 2019B, GO, 2.00%, 8/1/2022	230,000	231,327

Series 2019A, GO, 2.25%, 4/1/2023	35,000	35,515

Series 2018B, GO, 3.00%, 8/1/2023	35,000	35,992

Tulsa County Independent School District No. 3 Broken Arrow, Combined Purpose GO, 3.00%, 4/1/2022	85,000	85,175

Tulsa County Independent School District No. 4 Bixby, Combined Purpose GO, 4.00%, 6/1/2022	50,000	50,429

Tulsa County Independent School District No. 5, Jenks Public Schools, Combined Purpose GO, 4.00%, 6/1/2022	125,000	126,073

Tulsa County Independent School District No. 9, Union Board of Education Building

GO, 1.00%, 4/1/2022	75,000	75,034

GO, 2.00%, 4/1/2022	25,000	25,031

Tulsa County Industrial Authority Educational Facilities Lease, Broken Arrow Public Schools Project

Rev., 3.00%, 9/1/2022	225,000	227,595

Rev., 4.00%, 9/1/2022	315,000	320,193

Rev., 5.00%, 9/1/2022	25,000	25,536

Rev., 5.00%, 9/1/2023	140,000	148,238

Rev., 5.00%, 9/1/2025	35,000	36,995

Tulsa County Industrial Authority Educational Facilities Lease, Jenks Public Schools Project

Rev., 5.00%, 9/1/2022	105,000	107,251

Rev., 5.00%, 9/1/2023	195,000	206,475

Rev., 3.00%, 9/1/2024	300,000	312,477

Tulsa County Industrial Authority, Capital Improvement Rev., 2.00%, 9/1/2022	30,000	30,197

Tulsa County Industrial Authority, Jenks Public Schools Project Rev., 5.00%, 9/1/2024	50,000	54,529

SEE NOTES TO FINANCIAL STATEMENTS.

410	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Oklahoma — continued

Tulsa County Industrial Authority, Owasso Public Schools Project

Rev., 5.00%, 9/1/2022	200,000	204,208

Rev., 5.00%, 9/1/2023	225,000	237,859

Tulsa Metropolitan Utility Authority

Series 2019A, Rev., 5.00%, 4/1/2022	35,000	35,128

Series 2020A, Rev., 1.00%, 7/1/2022	35,000	35,052

Rev., 3.00%, 10/1/2022	30,000	30,404

Series 2016C, Rev., 5.00%, 10/1/2022	20,000	20,500

Series 2019A, Rev., 5.00%, 4/1/2023	10,000	10,438

Tulsa Public Facilities Authority, Capital Improvement

Rev., 5.00%, 6/1/2022	455,000	460,027

Rev., 3.00%, 6/1/2023	110,000	112,820

Rev., 5.00%, 6/1/2023	565,000	593,462

Rev., 5.00%, 6/1/2024	120,000	129,864

Tulsa Public Facilities Authority, Capital Improvements Rev., 3.00%, 6/1/2022	25,000	25,153

University of Oklahoma (The)

Series 2014C, Rev., 5.00%, 7/1/2022	275,000	278,939

Series 2016A, Rev., 5.00%, 7/1/2022	155,000	157,220

Series 2016A, Rev., 5.00%, 7/1/2023	250,000	262,972

University of Oklahoma (The), Tax Exempt Series 2013A, Rev., 2.00%, 7/1/2022	20,000	20,089

Washington County Independent School District No. 30 Bartlesville, Combined Purpose GO, 3.00%, 6/1/2022	90,000	90,512

Total Oklahoma		36,402,802

Oregon — 0.8%

Chemeketa Community College District GO, 5.00%, 6/15/2022	20,000	20,256

City of Beaverton Series 2020A, Rev., 5.00%, 6/1/2023	30,000	31,477

City of Bend, Bridge Creek Project Rev., 5.00%, 12/1/2022	65,000	67,052

City of Eugene GO, 2.00%, 6/1/2023	25,000	25,297

City of Eugene, Electric Utility System Rev., 4.00%, 8/1/2024	140,000	141,828

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Oregon — continued

City of Hermiston GO, 3.00%, 3/1/2023	25,000	25,496

City of Lake Oswego Series 2015A, GO, 5.00%, 6/1/2022	35,000	35,388

City of McMinnville GO, 5.00%, 2/1/2023	45,000	46,669

City of Medford, Limited Tax GO, 5.00%, 7/15/2022	25,000	25,404

City of Newport Series B, GO, AGC, Zero Coupon, 6/1/2022	25,000	24,961

City of Portland, Limited Tax, Lighting Efficiency Project GO, 5.00%, 4/1/2022	75,000	75,275

City of Portland, Limited Tax, Sellwood Bridge and Archives Space Projects

GO, 5.00%, 4/1/2022	20,000	20,073

Series 2014A, GO, 5.00%, 6/1/2022	50,000	50,554

City of Portland, Public Safety Project Series 2019A, GO, 5.00%, 6/15/2022	160,000	162,040

City of Portland, Sewer System, First Lien

Series 2016A, Rev., 5.00%, 6/15/2022	35,000	35,445

Series 2014A, Rev., 5.00%, 10/1/2022	70,000	71,748

City of Portland, Sewer System, Second Lien

Series 2019A, Rev., 5.00%, 3/1/2022	25,000	25,000

Series 2016B, Rev., 5.00%, 6/15/2022	485,000	491,128

Series 2016B, Rev., 5.00%, 6/15/2023	65,000	68,340

City of Portland, Water System, First Lien Series 2012A, Rev., 3.00%, 4/1/2022	25,000	25,051

City of Portland, Water System, Second Lien

Series 2019A, Rev., 5.00%, 5/1/2022	160,000	161,174

Series A, Rev., 5.00%, 5/1/2022	45,000	45,330

Rev., 5.00%, 10/1/2022	135,000	138,347

Rev., 5.00%, 10/1/2023	20,000	20,845

City of Salem GO, 5.00%, 6/1/2023	30,000	31,515

City of Salem, Water and Sewer Rev., 5.00%, 6/1/2023	20,000	21,010

City of St. Helens GO, 3.00%, 6/1/2023	25,000	25,628

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	411

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Oregon — continued

City of Tigard, Oregon Water System Rev., 5.00%, 8/1/2022 (b)	75,000	76,355

Clackamas Community College District Series B, GO, Zero Coupon, 6/15/2023	20,000	19,723

Clackamas County School District No. 12 North Clackamas

GO, 5.00%, 6/15/2022	115,000	116,470

GO, 4.00%, 6/15/2023	50,000	51,925

Clackamas County School District No. 7J Lake Oswego

GO, 5.00%, 6/1/2022	20,000	20,222

GO, AGM, 5.25%, 6/1/2022	155,000	156,816

GO, AGM, 5.25%, 6/1/2023	80,000	84,288

Clackamas County Service District No. 1 Rev., 5.00%, 12/1/2022	35,000	36,108

Columbia Multnomah and Washington Counties School District No. 1J GO, 5.00%, 6/15/2023	35,000	36,752

County of Marion GO, AMBAC, 5.50%, 6/1/2022	50,000	50,617

County of Multnomah, Full Faith and Credit

GO, 5.00%, 6/1/2022 (b)	55,000	55,605

GO, 5.00%, 6/1/2022	50,000	50,555

County of Washington

Series 2016B, GO, 5.00%, 6/1/2022	20,000	20,222

GO, 5.00%, 6/1/2023	30,000	31,515

County of Washington, Full Faith and Credit Obligation

GO, 5.00%, 7/1/2022	90,000	91,320

Series 2016B, GO, 5.00%, 3/1/2023	75,000	78,088

County of Yamhill, George Fox University Project

Rev., 4.00%, 12/1/2022	280,000	286,205

Rev., 4.00%, 12/1/2023	300,000	313,457

County of Yamhill, Linfield University Project Rev., 4.00%, 10/1/2022	250,000	254,150

Deschutes and Jefferson Counties School District No. 2J Redmond

Series 2008B, GO, Zero Coupon, 6/15/2023	20,000	19,745

GO, 4.00%, 6/15/2023 (b)	50,000	51,946

Deschutes County Administrative School District No. 1 Bend-La Pine GO, 5.00%, 6/15/2022	90,000	91,148

Hillsboro School District No. 1J

GO, 4.00%, 6/15/2022 (b)	75,000	75,741

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Oregon — continued

GO, 4.00%, 6/15/2022	20,000	20,195

GO, 5.00%, 6/15/2022	30,000	30,377

GO, 5.00%, 6/15/2023	10,000	10,511

Hood River County School District GO, 4.00%, 6/15/2022	30,000	30,293

Hospital Facilities Authority of Multnomah County Oregon, Adventist Health System Rev., 5.00%, 3/1/2025 (c)	260,000	280,812

Klamath Falls City Schools Series 2015A, GO, 5.00%, 6/15/2023	30,000	31,518

Klamath Falls Intercommunity Hospital Authority, Sky Lakes Medical Center, Inc. Project Rev., 4.00%, 9/1/2022	85,000	86,333

Lane County School District No. 4J Eugene

GO, 4.00%, 6/15/2022 (b)	25,000	25,247

GO, 5.00%, 6/15/2022	25,000	25,319

Lane County School District No. 52 Bethel

Series 2021B, GO, 4.00%, 6/15/2022	30,000	30,298

GO, 4.00%, 6/15/2023 (b)	25,000	25,973

Lane County School District No. 69 Junction City GO, 5.00%, 6/15/2022	75,000	75,926

Lebanon Rural Fire Protection District GO, 5.00%, 6/15/2023	25,000	26,215

Metro

Series 2012A, GO, 5.00%, 6/1/2022	25,000	25,277

Series 2012A, GO, 5.00%, 6/1/2023	85,000	85,858

Metro, Oregon Convention Center Hotel Project Rev., 5.00%, 6/15/2025	20,000	22,303

Metropolitan Wastewater Management Commission Rev., 5.00%, 11/1/2022	40,000	41,134

Multnomah County School District No. 1 Portland

GO, 5.00%, 6/15/2022	65,000	65,831

Series 2013B, GO, 5.00%, 6/15/2022	55,000	55,703

Series 2020B, GO, 5.00%, 6/15/2022	340,000	344,346

Multnomah County School District No. 7 Reynolds GO, 4.00%, 6/1/2022	85,000	85,723

Oregon Health and Science University

Series 2012E, Rev., 4.00%, 7/1/2022 (b)	295,000	298,323

SEE NOTES TO FINANCIAL STATEMENTS.

412	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Oregon — continued

Series 2012A, Rev., 5.00%, 7/1/2022	50,000	50,718

Series 2012E, Rev., 5.00%, 7/1/2022 (b)	270,000	273,931

Series 2019A, Rev., 5.00%, 7/1/2022	70,000	71,005

Series 2012A, Rev., 5.00%, 7/1/2023	100,000	101,278

Series 2012A, Rev., 5.00%, 7/1/2025	150,000	151,779

Series 2012A, Rev., 5.00%, 7/1/2026	40,000	40,479

Oregon State Facilities Authority, Legacy Health Project

Series 2016A, Rev., 5.00%, 6/1/2022	280,000	283,030

Series 2016A, Rev., 5.00%, 6/1/2023	315,000	330,424

Oregon State Facilities Authority, Peacehealth Project Series 2014A, Rev., 5.00%, 11/15/2022	25,000	25,720

Oregon State Facilities Authority, Providence Health and Services Series 2013A, Rev., 5.00%, 10/1/2022	85,000	87,122

Oregon State Lottery

Series 2016-XF2290, Rev., VRDO, LIQ: Citibank NA, 0.26%, 3/9/2022 (c) (e)	8,000,000	8,000,000

Series C, Rev., 4.00%, 4/1/2022	55,000	55,158

Series 2013A, Rev., 5.00%, 4/1/2022	115,000	115,422

Series 2014B, Rev., 5.00%, 4/1/2022	85,000	85,309

Series 2014C, Rev., 5.00%, 4/1/2022	215,000	215,790

Series 2015C, Rev., 5.00%, 4/1/2022	50,000	50,181

Series 2015E, Rev., 5.00%, 4/1/2022	55,000	55,202

Series A, Rev., 5.00%, 4/1/2022	30,000	30,110

Series C, Rev., 5.00%, 4/1/2022	85,000	85,309

Pacific Communities Health District GO, 3.00%, 6/1/2022	25,000	25,142

Port of Portland, International Airport Series 23, Rev., 5.00%, 7/1/2022	100,000	101,399

Portland Community College District

GO, 5.00%, 6/15/2022	510,000	516,504

GO, 3.00%, 6/15/2023 (b)	55,000	56,418

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Oregon — continued

GO, 5.00%, 6/15/2023	30,000	31,558

GO, 5.00%, 6/15/2023 (b)	70,000	73,617

Salem Hospital Facility Authority, Salem Health Project

Series 2019A, Rev., 4.00%, 5/15/2022	555,000	558,826

Series 2016A, Rev., 5.00%, 5/15/2022	335,000	337,986

Series 2019A, Rev., 5.00%, 5/15/2023	25,000	26,191

Salem-Keizer School District No. 24J Series 2009B, GO, Zero Coupon, 6/15/2022	25,000	24,954

State of Oregon

Series 2012K, GO, 5.00%, 5/1/2022	25,000	25,184

Series 2013F, GO, 5.00%, 5/1/2022	35,000	35,258

Series 2015F, GO, 5.00%, 5/1/2022	50,000	50,368

Series 2018A, GO, 5.00%, 5/1/2022	70,000	70,516

GO, 5.00%, 6/1/2022	25,000	25,277

Series C, GO, 3.00%, 8/1/2022 (b)	50,000	50,491

Series 2015A, GO, 5.00%, 8/1/2022	25,000	25,455

Series L, GO, 5.00%, 8/1/2022	50,000	50,909

Series 2013F, GO, 5.00%, 5/1/2023 (b)	50,000	52,354

Series F, GO, 5.00%, 5/1/2023	115,000	120,455

State of Oregon Department of Transportation Series 2012A, Rev., 5.00%, 11/15/2022 (b)	80,000	82,384

State of Oregon Department of Transportation, Senior Lien Series 2017C, Rev., 5.00%, 11/15/2022	75,000	77,252

State of Oregon, Alternate Energy GO, 4.00%, 10/1/2022	60,000	61,155

State of Oregon, Article XI-F(1) University Projects

Series I, GO, 5.00%, 8/1/2022	75,000	76,364

Series I, GO, 5.00%, 8/1/2023	20,000	21,131

State of Oregon, Article XI-M and XI-N Seismic Projects Series 2021E, GO, 5.00%, 6/1/2022	75,000	75,831

State of Oregon, Article XI-M Seismic Projects Series 2017C, GO, 5.00%, 6/1/2022	45,000	45,498

State of Oregon, Article XI-Q Projects Series H, GO, 4.00%, 5/1/2022	50,000	50,287

State of Oregon, Article XI-Q State Projects

Series 2017A, GO, 5.00%, 5/1/2022	150,000	151,105

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	413

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Oregon — continued

Series 2019A, GO, 5.00%, 5/1/2022	100,000	100,737

Series 2017A, GO, 5.00%, 5/1/2023	55,000	57,609

Series 2019A, GO, 5.00%, 5/1/2023	45,000	47,135

State of Oregon, Article XI-Q, State Projects

GO, 5.00%, 5/1/2022	120,000	120,884

Series D, GO, 5.00%, 5/1/2022	30,000	30,221

State of Oregon, Department of Transportation Highway User Senior Lien

Series 2014A, Rev., 4.00%, 11/15/2022	50,000	51,152

Series 2012A, Rev., 5.00%, 11/15/2022 (b)	270,000	278,045

Series 2013A, Rev., 5.00%, 11/15/2022	75,000	77,252

Series 2014A, Rev., 5.00%, 11/15/2022	85,000	87,553

Series A, Rev., 5.00%, 11/15/2022	125,000	128,754

State of Oregon, Department of Transportation, Highway User Tax, Senior Lien Series 2012A, Rev., 5.00%, 11/15/2022	25,000	25,751

State of Oregon, Housing and Community Services Department, Sha Rad Group II Apartment Projects Rev., 1.45%, 6/1/2022 (c)	550,000	550,935

State of Oregon, Housing and Community Services Department, Single-Family Mortgage Program

Series 2020A, Rev., 0.88%, 1/1/2024	340,000	336,204

Series 2014A, Rev., 3.00%, 1/1/2024	205,000	209,275

Series 2020A, Rev., 0.90%, 7/1/2024	455,000	447,994

State of Oregon, Odot Project Series I, GO, 5.00%, 5/1/2022 (b)	50,000	50,368

State of Oregon, University System

Series 2012B, GO, 4.00%, 8/1/2022 (b)	20,000	20,279

Series 2012A, GO, 5.00%, 8/1/2022 (b)	20,000	20,361

Series 2013A, GO, 3.00%, 8/1/2023 (b)	25,000	25,691

Series 2013A, GO, 3.25%, 8/1/2023 (b)	25,000	25,779

State of Oregon, Variable Rate Veterans Welfare Series 2020K, GO, 0.50%, 6/1/2022	55,000	54,978

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Oregon — continued

State of Oregon, Veterans Welfare Series 2018E-2, GO, 2.45%, 12/1/2022	25,000	25,295

Sunrise Water Authority Rev., 4.00%, 3/1/2022	25,000	25,000

Tri-County Metropolitan Transportation District of Oregon

Series 2018A, Rev., 5.00%, 10/1/2022	60,000	61,470

Series 2017A, Rev., 5.00%, 10/1/2023	45,000	47,695

Tri-County Metropolitan Transportation District of Oregon, Senior Lien Payroll Tax Series 2015B, Rev., 5.00%, 9/1/2022	45,000	45,974

Tri-County Metropolitan Transportation District of Oregon, Tax Exempt Series 2017A, Rev., 5.00%, 10/1/2022	870,000	891,311

Tri-County Metropolitan Transportation District, Senior Lien Payroll Tax Series 2012A, Rev., 5.00%, 9/1/2022	65,000	66,407

Tualatin Hills Park and Recreation District GO, 5.00%, 6/1/2022	25,000	25,277

Washington & Multnomah Counties School District No. 48J Beaverton Series 2012B, GO, 4.00%, 6/15/2022	75,000	75,745

Washington and Clackamas Counties School District No. 23J Tigard GO, NATL-RE, 5.00%, 6/15/2022	145,000	146,853

Washington and Multnomah Counties School District No. 48J Beaverton GO, 5.00%, 6/15/2022	645,000	653,245

Washington Clackamas & Yamhill Counties School District No. 88J Series B, GO, 4.00%, 6/15/2022	50,000	50,489

Washington County Clean Water Services, Senior Lien

Rev., 5.00%, 10/1/2022	95,000	97,372

Rev., 5.00%, 10/1/2023	20,000	21,244

Total Oregon		23,692,989

Pennsylvania — 4.7%

Abington School District Series 2021AA, GO, 5.00%, 3/15/2023	40,000	41,672

Aliquippa Municipal Water Authority Water and Sewer Rev., 4.00%, 11/15/2022	20,000	20,429

SEE NOTES TO FINANCIAL STATEMENTS.

414	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Pennsylvania — continued

Allegheny County Higher Education Building Authority, Carnegie Mellon University Series 2012A, Rev., 5.00%, 3/1/2022	85,000	85,000

Allegheny County Higher Education Building Authority, Duquesne University

Series 2013A, Rev., 5.00%, 3/1/2022	50,000	50,000

Series 2014A, Rev., 5.00%, 3/1/2022	345,000	345,000

Series 2014A, Rev., 5.00%, 3/1/2023	50,000	52,013

Allegheny County Hospital Development Authority Series 2011A, Rev., 5.00%, 10/15/2022	375,000	384,874

Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group Series 2018A, Rev., 5.00%, 4/1/2022	310,000	311,082

Allegheny County Hospital Development Authority, Pittsburgh Medical Center

Series 2019A, Rev., 5.00%, 7/15/2022	1,215,000	1,234,638

Series 2021B, Rev., 5.00%, 10/15/2022	175,000	179,608

Series 1997B, Rev., NATL-RE, 6.00%, 7/1/2023	215,000	229,226

Series 2019A, Rev., 5.00%, 7/15/2023	110,000	115,980

Series 2021B, Rev., 5.00%, 10/15/2023	950,000	1,009,851

Series 2021B, Rev., 5.00%, 10/15/2024	705,000	769,198

Rev., 5.00%, 7/15/2025	110,000	122,498

Series 2021B, Rev., 5.00%, 10/15/2025	740,000	829,953

Allegheny County Sanitary Authority, Sewer Rev., 5.00%, 12/1/2022	345,000	355,733

Allegheny Valley Joint School District GO, 3.00%, 11/1/2022	25,000	25,363

Allegheny-Clarion Valley School District GO, AGM, 4.00%, 3/15/2023	190,000	195,747

Allentown Neighborhood Improvement Zone Development Authority Series A, Rev., 5.00%, 5/1/2022	18,000,000	18,118,777

Altoona Area School District

GO, AGM, 3.00%, 12/1/2022 (b)	20,000	20,323

GO, AGM, 3.13%, 12/1/2022 (b)	40,000	40,681

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Pennsylvania — continued

Armstrong School District GO, 5.00%, 3/15/2023	125,000	130,066

Avon Grove School District Chester County GO, 4.00%, 11/15/2022	115,000	117,485

Bensalem Township School District GO, 5.00%, 8/15/2022	50,000	50,967

Bethel Park School District

GO, 5.00%, 8/1/2022	200,000	203,554

GO, 5.00%, 8/1/2025	35,000	39,136

Bethlehem Area School District

GO, 5.00%, 10/15/2022	75,000	76,970

Series 2016A, GO, AGM, 5.00%, 2/1/2024	125,000	134,060

Blue Mountain School District GO, 5.00%, 10/1/2022	25,000	25,589

Borough of Columbia GO, 3.00%, 6/15/2022 (b)	50,000	50,351

Borough of Franklin Park GO, 4.00%, 9/1/2023	40,000	41,706

Borough of Steelton GO, AGM, 2.00%, 12/1/2022 (b)	200,000	201,613

Borough of West Chester GO, 4.00%, 11/15/2022	25,000	25,563

Boyertown Area School District GO, 2.00%, 10/1/2022	200,000	201,419

Bristol Township School District

GO, 5.00%, 6/1/2022	25,000	25,267

GO, 5.00%, 6/1/2023	25,000	26,215

Bucks County Water and Sewer Authority, Sewer System

Rev., 2.75%, 6/1/2022	75,000	75,388

Rev., 4.00%, 12/1/2022	240,000	245,555

Rev., 5.00%, 6/1/2023	20,000	20,974

Butler Area Sewer Authority

Rev., 5.00%, 7/1/2022	20,000	20,283

Series 2020A, Rev., 5.00%, 7/1/2022	505,000	512,149

Carlisle Area School District, Limited Tax GO, 3.00%, 9/1/2024	25,000	26,015

Centennial School District Bucks County

Series 2017C, GO, 5.00%, 12/15/2023	55,000	58,617

Series 2017A, GO, 5.00%, 12/15/2024	25,000	27,450

Central Bucks School District GO, FGIC, NATL-RE, 5.00%, 5/15/2022 (b)	240,000	242,183

Central Dauphin School District GO, 2.00%, 2/1/2023 (b)	20,000	20,172

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	415

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Pennsylvania — continued

Central Greene School District Series B, GO, 5.00%, 2/15/2023	70,000	72,627

Central York School District GO, 4.00%, 11/15/2022	100,000	102,218

Chambersburg Area School District Series A, GO, 5.00%, 3/1/2022	25,000	25,000

Chartiers Valley School District Series A, GO, 5.00%, 10/15/2022	120,000	123,114

Cheltenham Township School District

Series 2021A, GO, 2.00%, 9/15/2022	20,000	20,128

GO, 4.00%, 9/15/2023	25,000	26,054

Series 2019A, GO, 4.00%, 2/15/2025	20,000	21,512

Chester County Health and Education Facilities Authority, Main Line Health System Series 2020B, Rev., 5.00%, 6/1/2022	20,000	20,222

Chester County Industrial Development Authority, Longwood Gardens Project Rev., 3.00%, 12/1/2022	75,000	76,224

City of Bethlehem Series 2019AA, GO, AGM, 4.00%, 10/1/2022	30,000	30,561

City of Lancaster GO, 5.00%, 5/1/2022 (b)	100,000	100,721

City of New Castle GO, AGM, 3.00%, 11/1/2022	25,000	25,296

City of Philadelphia

Series 2014A, GO, 5.00%, 7/15/2022	425,000	431,885

GO, 5.00%, 8/1/2022	140,000	142,529

Series 2017A, GO, 5.00%, 8/1/2022	330,000	335,961

Series 2019A, GO, 5.00%, 8/1/2022	90,000	91,626

Series 2019B, GO, 5.00%, 2/1/2023	55,000	57,065

GO, 5.00%, 8/1/2023	85,000	89,742

Series 2019A, GO, 5.00%, 8/1/2023	125,000	131,974

Series 2014A, GO, 5.00%, 1/15/2024 (b)	100,000	107,069

Series 2014A, GO, 5.25%, 1/15/2024 (b)	70,000	75,271

City of Philadelphia, Airport System Series 2017A, Rev., 5.00%, 7/1/2022	80,000	81,119

City of Philadelphia, Water and Wastewater System

Series 2015B, Rev., 5.00%, 7/1/2022	240,000	243,503

Rev., 5.00%, 11/1/2022 (b)	70,000	71,947

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Pennsylvania — continued

Series 2013A, Rev., 5.00%, 1/1/2023	315,000	325,928

Rev., 5.00%, 10/1/2023	60,000	63,721

Series 2014A, Rev., 5.00%, 7/1/2025	100,000	108,548

City of Pittsburgh

Series 2020A, GO, 4.00%, 9/1/2022	50,000	50,792

Series 2012A, GO, 5.00%, 9/1/2022	455,000	464,457

Series 2012A, GO, 5.00%, 9/1/2022 (b)	110,000	112,364

Series 2012B, GO, 5.00%, 9/1/2022 (b)	185,000	188,976

GO, 4.00%, 9/1/2023	175,000	182,358

GO, 5.00%, 9/1/2025	100,000	111,426

Colonial School District Series 2017B, GO, 4.00%, 5/15/2022	45,000	45,312

Commonwealth Financing Authority Series B, Rev., 5.00%, 6/1/2023	10,000	10,499

Commonwealth Financing Authority, Tax-Exempt

Series B, Rev., 5.00%, 6/1/2022 (b)	275,000	278,024

Series B-1, Rev., 5.00%, 6/1/2022	50,000	50,550

Series B-1, Rev., 5.00%, 6/1/2024	200,000	216,254

Commonwealth Financing Authority, Tobacco Master Settlement Payment

Rev., 5.00%, 6/1/2022	1,595,000	1,612,060

Rev., 5.00%, 6/1/2023	660,000	691,726

Rev., 5.00%, 6/1/2024	465,000	502,036

Rev., 5.00%, 6/1/2025	40,000	44,395

Rev., 5.00%, 6/1/2026	250,000	284,720

Commonwealth of Pennsylvania

GO, 5.00%, 3/1/2022	75,000	75,000

Series 1, GO, 5.00%, 3/15/2022	50,000	50,082

Series 2013, GO, 5.00%, 4/1/2022	815,000	817,973

Series 2012, GO, 4.00%, 6/1/2022 (b)	235,000	237,005

Series 1, GO, 5.00%, 6/1/2022 (b)	295,000	298,245

Series 2012, GO, AGM-CR, 5.00%, 6/1/2022 (b)	80,000	80,880

Series 2012, GO, 5.00%, 6/1/2022 (b)	240,000	242,640

Series 2012, GO, 5.00%, 6/1/2022 (b)	1,795,000	1,814,743

Series 2014-1, GO, 5.00%, 6/15/2022	540,000	546,839

GO, 5.00%, 7/1/2022	1,075,000	1,090,652

Series 2011, GO, 5.00%, 7/1/2022	690,000	700,047

SEE NOTES TO FINANCIAL STATEMENTS.

416	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Pennsylvania — continued

Series 2012-1, GO, 5.00%, 7/1/2022	1,185,000	1,202,254

Series 2018A, COP, 5.00%, 7/1/2022	70,000	70,979

GO, 5.00%, 7/15/2022	180,000	182,916

GO, AGM-CR, 5.00%, 8/15/2022	205,000	209,032

Series 2015-1, GO, 5.00%, 8/15/2022	835,000	851,424

Series D, GO, 5.00%, 8/15/2022	35,000	35,688

GO, 5.00%, 9/15/2022	190,000	194,382

Series 2013-2, GO, 5.00%, 10/15/2022	270,000	277,127

COP, AGM, 5.00%, 11/1/2022	50,000	51,367

Series 2017-1, GO, 5.00%, 1/1/2023	710,000	734,389

Series 2016-2, GO, 5.00%, 1/15/2023	325,000	336,636

Series 1, GO, 5.00%, 3/1/2023	75,000	78,042

GO, 5.00%, 3/15/2023	460,000	479,324

Series 1, GO, 5.00%, 4/1/2023 (b)	290,000	302,758

Series 1, GO, 5.00%, 4/1/2023	510,000	532,267

Series 2014-1, GO, 5.00%, 6/15/2023	45,000	47,300

Series 1, GO, 4.00%, 7/1/2023	20,000	20,791

Series 2015-1, GO, 5.00%, 8/15/2023	465,000	491,501

GO, 5.00%, 1/1/2024	210,000	224,618

Series 2, GO, 5.00%, 1/15/2024	25,000	26,771

Series 2014-1, GO, 5.00%, 6/15/2024	40,000	43,397

GO, 5.00%, 7/1/2024	25,000	27,161

GO, 5.00%, 10/15/2024	50,000	53,167

Series 2018A, COP, 5.00%, 7/1/2025	100,000	110,968

GO, 5.00%, 9/15/2026	20,000	23,096

Conestoga Valley School District

GO, 4.00%, 2/1/2023	100,000	102,800

Series 2019B, GO, 4.00%, 4/1/2025	35,000	37,584

Council Rock School District

Series 2017A, GO, 5.00%, 8/15/2022	105,000	107,031

Series 2021A, GO, 5.00%, 8/15/2022	25,000	25,484

GO, 4.00%, 11/15/2022	500,000	510,804

GO, 4.00%, 11/15/2023	120,000	125,584

Series 2019A, GO, 4.00%, 11/15/2025	35,000	38,087

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Pennsylvania — continued

County of Adams Series 2017B, GO, 5.00%, 11/15/2023	25,000	26,592

County of Allegheny

Series C-69, GO, 5.00%, 12/1/2022 (b)	50,000	51,563

Series C-70, GO, 5.00%, 12/1/2022 (b)	60,000	61,885

Series C-69, GO, 5.00%, 12/1/2023	25,000	25,744

County of Armstrong GO, 4.00%, 6/1/2023	125,000	129,529

County of Berks GO, 5.00%, 11/15/2022	90,000	92,690

County of Bucks

GO, 5.00%, 5/1/2022	50,000	50,370

GO, 5.00%, 6/1/2022	75,000	75,831

GO, 5.00%, 12/1/2022	70,000	72,215

County of Chester

GO, 5.00%, 7/15/2022	45,000	45,734

GO, 5.00%, 11/15/2022 (b)	170,000	175,066

GO, 5.00%, 7/15/2023	50,000	52,746

County of Dauphin

Series 2016A, GO, 4.00%, 11/15/2022	75,000	76,669

Series 2016C, GO, 4.00%, 10/1/2023	25,000	26,131

GO, 4.00%, 11/15/2023	35,000	36,683

County of Lancaster

GO, 5.00%, 5/1/2022	25,000	25,181

Series 2016A, GO, 5.00%, 5/1/2022	155,000	156,122

Series 2016B, GO, 3.00%, 11/1/2022	130,000	131,880

Series 2017C, GO, 4.00%, 11/1/2022	20,000	20,421

Series A, GO, 5.00%, 11/1/2022	35,000	35,969

GO, 5.00%, 5/1/2023	45,000	47,065

Series 2020C, GO, 4.00%, 11/1/2023	50,000	52,166

County of Lehigh, Lehigh Valley Health Network Hospital Series 2016A, Rev., 5.00%, 7/1/2022	25,000	25,364

County of Luzerne Series 2017A, GO, AGM, 5.00%, 12/15/2022	60,000	61,892

County of Montgomery

GO, 5.00%, 5/1/2022	125,000	125,927

Series 2009C, GO, 5.00%, 12/15/2023	25,000	25,084

County of Northampton Series B, GO, 3.00%, 10/1/2022 (b)	55,000	55,731

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	417

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Pennsylvania — continued

County of Westmoreland Series 2013A, GO, 5.00%, 12/1/2022	105,000	108,162

County of York

Series A, GO, 4.00%, 6/1/2022	205,000	206,724

GO, 5.00%, 6/1/2022	45,000	45,489

GO, 4.00%, 12/1/2022	30,000	30,708

GO, 5.00%, 6/1/2023 (b)	20,000	21,002

Series 2016A, GO, 3.00%, 12/1/2023	30,000	30,898

Crawford Central School District Series 2012A, GO, AGM, 4.00%, 2/15/2023	50,000	50,691

Cumberland County Municipal Authority, Dickinson College Project

Rev., 5.00%, 5/1/2022	50,000	50,362

Series 2018A, Rev., 5.00%, 11/1/2022	20,000	20,553

Cumberland County Municipal Authority, Penn State Health Rev., 5.00%, 11/1/2025	100,000	112,289

Cumberland Valley School District Series 2018A, GO, 4.00%, 12/1/2022	265,000	271,234

Daniel Boone Area School District GO, 5.00%, 4/1/2024	115,000	123,458

Dauphin County General Authority, Pinnacle Health Systems Project

Series 2016A, Rev., 5.00%, 6/1/2022	650,000	657,116

Series 2016A, Rev., 5.00%, 6/1/2023	55,000	57,743

Delaware County Authority, Haverford College Series 2017A, Rev., 5.00%, 10/1/2022	100,000	102,473

Delaware County Authority, Villanova University

Rev., 5.00%, 8/1/2023	145,000	152,984

Rev., 5.00%, 8/1/2024	25,000	27,176

Delaware County Regional Water Quality Control Authority

Rev., NATL-RE, 5.25%, 5/1/2022	100,000	100,773

Rev., 5.00%, 5/1/2023 (b)	70,000	73,295

Rev., NATL-RE, 5.25%, 5/1/2023	25,000	26,219

Delaware River Joint Toll Bridge Commission, Bridge System

Series 2012A, Rev., 2.50%, 7/1/2022	20,000	20,126

Rev., 5.00%, 7/1/2022	25,000	25,363

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Pennsylvania — continued

Series 2012A, Rev., 5.00%, 7/1/2022 (b)	160,000	162,329

Series 2012A, Rev., 5.00%, 7/1/2022	90,000	91,307

Series 2019B, Rev., 5.00%, 7/1/2022	275,000	278,995

Series 2012A, Rev., 5.00%, 7/1/2023	50,000	50,661

Delaware River Port Authority

Series 2018B, Rev., 5.00%, 1/1/2023	405,000	419,016

Series 2018B, Rev., 5.00%, 1/1/2024	200,000	213,809

Delaware Valley Regional Finance Authority, Local Government Series 2020B, Rev., 5.00%, 11/1/2024	150,000	163,169

Delaware Valley School District GO, 5.00%, 11/1/2022	25,000	25,680

Derry Township Industrial and Commercial Development Authority, Derry Township Municipal Center Project Rev., 1.00%, 11/15/2023	160,000	157,983

Derry Township School District Series 2019C, GO, 4.00%, 11/15/2022	55,000	56,259

Donegal School District, Limited Tax GO, 4.00%, 6/1/2022	55,000	55,472

East Penn School District

GO, 4.00%, 8/1/2022	25,000	25,341

GO, 4.00%, 11/15/2022	25,000	25,554

GO, 4.00%, 11/15/2023	45,000	47,071

East Stroudsburg Area School District

Series AA, GO, 5.00%, 9/1/2022	40,000	40,848

Series AA, GO, 5.00%, 9/1/2024	100,000	108,825

Easton Area School District

Series 2018B, GO, 4.00%, 4/1/2022	75,000	75,213

Series 2020A, GO, 4.00%, 4/1/2022	25,000	25,071

Elizabeth Forward School District

Series 2021B, GO, AGM, 2.00%, 12/1/2022	20,000	20,137

Series 2021C, GO, AGM, 2.00%, 12/1/2022	15,000	15,103

Series 2021B, GO, AGM, 2.00%, 12/1/2023	20,000	20,182

Series 2021C, GO, AGM, 2.00%, 12/1/2023	10,000	10,091

SEE NOTES TO FINANCIAL STATEMENTS.

418	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Pennsylvania — continued

Exeter Township School District

Series 2020A, GO, 5.00%, 5/15/2022	215,000	216,939

GO, 5.00%, 9/1/2022	25,000	25,535

Franklin Regional School District GO, 3.00%, 5/1/2023	75,000	76,737

Garnet Valley School District

GO, 4.00%, 4/1/2022	50,000	50,142

GO, 4.00%, 2/1/2023	45,000	46,239

GO, 4.00%, 4/1/2023	25,000	25,799

Geisinger Authority, Health System

Rev., 5.00%, 4/1/2022	1,865,000	1,871,789

Series 2020B, Rev., 5.00%, 2/15/2027 (c)	95,000	108,980

General Authority of Southcentral Pennsylvania, AICUP Financing Program, York College of Pennsylvania Project Series 2017 PP4, Rev., 3.00%, 11/1/2022	25,000	25,353

General Authority of Southcentral Pennsylvania, Hanover Hospital, Inc. Rev., 5.00%, 12/1/2024	300,000	326,903

General Authority of Southcentral Pennsylvania, Wellspan Health Obligated Group

Series 2019A, Rev., 5.00%, 6/1/2022	90,000	90,999

Series 2014A, Rev., 5.00%, 6/1/2024	200,000	216,672

Gettysburg Area School District

GO, 5.00%, 1/15/2023	30,000	31,066

GO, 5.00%, 1/15/2024	20,000	21,317

Governor Mifflin School District

Series 2012A, GO, 4.00%, 4/1/2022 (b)	20,000	20,056

Series 2012A, GO, 4.00%, 4/1/2023 (b)	95,000	98,108

Series 2012B, GO, 4.00%, 4/1/2023 (b)	25,000	25,818

Greater Latrobe School Authority Rev., 4.00%, 10/1/2022	25,000	25,459

Hamburg Area School District

GO, 5.00%, 4/1/2022	85,000	85,305

GO, 5.00%, 4/1/2023	120,000	125,186

Hanover Public School District

GO, 4.50%, 3/1/2022	45,000	45,000

GO, 4.50%, 3/1/2023	25,000	25,842

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Pennsylvania — continued

Hatboro-Horsham School District

GO, 4.00%, 9/15/2022	90,000	91,575

Series B, GO, 5.00%, 3/15/2023 (b)	80,000	83,396

Haverford Township School District GO, 4.00%, 9/15/2022	20,000	20,347

Hempfield Area School District Series 2016B, GO, 5.00%, 3/15/2022	50,000	50,079

Hempfield School District Series 2019A, GO, 4.00%, 8/1/2022	225,000	228,070

Hollidaysburg Area School District

GO, 1.00%, 7/15/2022	100,000	100,121

GO, 4.00%, 7/15/2022	25,000	25,306

Hollidaysburg Sewer Authority Rev., AGM, GTD, 3.00%, 12/1/2022	50,000	50,782

Horsham Water and Sewer Authority Rev., 5.00%, 11/15/2022	120,000	123,509

Interboro School District, Limited Tax GO, 3.50%, 8/15/2022 (b)	50,000	50,636

Jim Thorpe Area School District Series A, GO, 5.00%, 3/15/2023	90,000	93,743

Kennett Consolidated School District Series 2018AA, GO, 4.00%, 2/15/2023	30,000	30,889

Lancaster County Hospital Authority, University of Pennsylvania Health System

Series 2016A, Rev., 4.00%, 8/15/2022	100,000	101,530

Series 2016B, Rev., 5.00%, 8/15/2022	160,000	163,169

Lancaster Higher Education Authority, Harrisburg Area Community College Project Series 2016A, Rev., 5.00%, 10/1/2022	30,000	30,710

Lancaster Industrial Development Authority, Garden Spot Village Project Rev., 5.38%, 5/1/2023 (b)	20,000	21,016

Lehigh County Authority Rev., 3.00%, 11/1/2022	50,000	50,753

Ligonier Valley School District Series 2016A, GO, 5.00%, 3/1/2022	25,000	25,000

Lower Lackawanna Valley Sanitary Authority Rev., AGM, 4.00%, 9/15/2022	25,000	25,423

Lower Merion School District GO, 5.00%, 9/15/2022	35,000	35,815

Lower Merion School District, Capital Project Series 2009B, GO, 4.00%, 4/1/2022	50,000	50,144

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	419

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Pennsylvania — continued

Manheim Township School District GO, 3.00%, 6/1/2022	35,000	35,206

Marple Newtown School District

GO, 5.00%, 6/1/2022	85,000	85,935

GO, 5.00%, 6/1/2023	30,000	31,503

Mars Area School District GO, AGM, 4.13%, 3/1/2022 (b)	25,000	25,000

Marshall Township Municipal Sanitary Authority Rev., 3.00%, 10/1/2022	25,000	25,318

Mcguffey School District GO, AGM, 2.50%, 8/15/2022	50,000	50,374

Mckeesport Area School District GO, AGM, 5.00%, 9/1/2023 (b)	105,000	111,114

Methacton School District

GO, 4.00%, 3/1/2022	60,000	60,000

Series 2019AA, GO, 4.00%, 8/1/2022	50,000	50,682

GO, 5.00%, 3/1/2023	20,000	20,803

GO, 4.00%, 9/15/2025	75,000	81,411

Middletown Area School District

Series 2017A, GO, 3.00%, 3/1/2022	55,000	55,000

Series 2014A, GO, 5.00%, 3/1/2022 (b)	35,000	35,000

Monroeville Finance Authority, University of Pittsburg Medical Center

Series 2013B, Rev., 5.00%, 7/1/2022	275,000	278,995

Rev., 3.00%, 2/15/2023	270,000	272,591

Rev., 5.00%, 2/15/2023	90,000	91,675

Series 2013B, Rev., 3.50%, 7/1/2023	230,000	237,637

Rev., 3.13%, 2/15/2024	175,000	176,380

Rev., 5.00%, 2/15/2025	85,000	93,592

Rev., 5.00%, 2/15/2026	20,000	22,605

Montgomery County Higher Education and Health Authority, Abington Memorial Hospital Obligated Group

Rev., 5.00%, 6/1/2022 (b)	125,000	126,343

Series 2012A, Rev., 5.00%, 6/1/2022 (b)	90,000	90,967

Montgomery County Higher Education and Health Authority, Thomas Jefferson University Series 2018A, Rev., 5.00%, 9/1/2024	100,000	108,954

Montgomery County Industrial Development Authority, Waverly Heights Ltd. Project

Rev., 4.00%, 12/1/2022	100,000	102,080

Rev., 4.00%, 12/1/2023	125,000	130,364

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Pennsylvania — continued

Moon Area School District

Series 2015A, GO, 5.00%, 11/15/2022	285,000	293,109

Series 2015A, GO, 5.00%, 11/15/2023	35,000	37,082

Mount Lebanon Hospital Authority, St. Clair Memorial Hospital Project Rev., 5.00%, 7/1/2022	100,000	101,453

Mount Lebanon School District GO, 5.00%, 2/15/2023	50,000	51,954

Muhlenberg School District

GO, 1.50%, 5/15/2022	350,000	350,644

GO, 4.00%, 5/15/2022	20,000	20,138

Nazareth Area School District GO, 4.00%, 11/15/2022	50,000	51,113

Norristown Area School District GO, 5.00%, 9/1/2022	190,000	193,968

North Allegheny School District, Unlimited Tax Series 2019A, GO, 4.00%, 5/1/2024	25,000	26,414

North East School District GO, AGM, 2.00%, 9/1/2022	170,000	170,906

North Hills School District Series 2016A, GO, 5.00%, 12/15/2022	20,000	20,647

North Penn School District

Series 2019A, GO, 3.00%, 1/15/2023	20,000	20,375

Series 2019A, GO, 3.00%, 1/15/2025	30,000	31,372

North Wales Water Authority Rev., 3.00%, 11/1/2022	20,000	20,297

North Wales Water Authority, Water and Sewer System Rev., 4.00%, 11/1/2022	50,000	51,074

Northampton Area School District GO, 4.00%, 8/15/2022	105,000	106,558

Northampton County General Purpose Authority, Lafayette College Rev., 5.00%, 11/1/2023	30,000	31,904

Northampton County General Purpose Authority, St. Luke’s University Health Network Project

Series 2016A, Rev., 5.00%, 8/15/2022	180,000	183,466

Series 2016A, Rev., 5.00%, 8/15/2023	45,000	47,517

Northeastern School District Series 2021B, GO, 2.00%, 9/1/2022	200,000	201,156

Norwin School District GO, AGM, 3.00%, 11/15/2022	110,000	111,710

SEE NOTES TO FINANCIAL STATEMENTS.

420	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Pennsylvania — continued

Oakmont Borough Municipal Authority Water Department Rev., 2.00%, 6/1/2022	55,000	55,189

Owen J Roberts School District GO, 5.00%, 5/15/2023 (b)	70,000	73,405

Oxford Area School District

GO, 2.50%, 8/1/2022	25,000	25,192

Series 2019A, GO, 4.00%, 9/1/2022	35,000	35,575

Series 2019A, GO, 4.00%, 9/1/2023	40,000	41,645

Parkland School District

GO, 5.00%, 4/15/2022	235,000	236,234

Series 2020A, GO, 4.00%, 1/15/2023	55,000	56,440

Penn Delco School District

Series 2013A, GO, 4.13%, 6/1/2023 (b)	25,000	25,938

Series 2013A, GO, 4.25%, 6/1/2023 (b)	25,000	25,980

Penn Manor School District

GO, 4.00%, 3/1/2022	65,000	65,000

GO, 4.00%, 3/1/2023	55,000	56,692

Pennsbury School District

Series 2018A, GO, 3.00%, 8/1/2022	315,000	318,012

GO, 5.00%, 8/1/2025	25,000	25,446

Pennsylvania Economic Development Financing Authority, PPL Electric Utilities Corporation Project Rev., 0.40%, 10/1/2023	800,000	783,875

Pennsylvania Economic Development Financing Authority, University of Pittsburgh Medical Center

Rev., 5.00%, 3/15/2022	285,000	285,465

Series 2013A, Rev., 5.00%, 7/1/2022	25,000	25,363

Series 2021A, Rev., 4.00%, 10/15/2022	45,000	45,907

Series 2017A, Rev., 4.00%, 11/15/2022	325,000	332,348

Series 2014A, Rev., 5.00%, 2/1/2023	480,000	498,068

Rev., 5.00%, 3/15/2023	70,000	72,956

Series 2017A, Rev., 5.00%, 11/15/2023	65,000	69,276

Series 2014A, Rev., 5.00%, 2/1/2024	140,000	149,595

Series 2014A, Rev., 5.00%, 2/1/2025	50,000	54,352

Series 2017A, Rev., 5.00%, 11/15/2026	25,000	28,799

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Pennsylvania — continued

Pennsylvania Higher Educational Facilities Authority, BRYN MAWR College

Series 2012A, Rev., 4.00%, 12/1/2022	130,000	133,147

Rev., 5.00%, 12/1/2023	25,000	26,677

Rev., 5.00%, 12/1/2024	70,000	76,993

Pennsylvania Higher Educational Facilities Authority, Drexel University

Rev., 5.00%, 5/1/2022	260,000	261,873

Rev., 5.00%, 5/1/2023	15,000	15,690

Pennsylvania Higher Educational Facilities Authority, Philadelphia University Rev., 5.00%, 6/1/2023 (b)	20,000	20,990

Pennsylvania Higher Educational Facilities Authority, State System of Higher Education

Series AN, Rev., 5.00%, 6/15/2022	70,000	70,880

Series AQ, Rev., 5.00%, 6/15/2022	25,000	25,314

Series AR, Rev., 5.00%, 6/15/2022	150,000	151,887

Series AW, Rev., 5.00%, 6/15/2022	40,000	40,503

Series AN, Rev., 5.00%, 6/15/2023	25,000	26,265

Pennsylvania Higher Educational Facilities Authority, Temple University

Series 2012, Rev., 5.00%, 4/1/2022 (b)	380,000	381,386

Series 2012, Rev., 5.00%, 4/1/2022	20,000	20,073

Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University Rev., 5.00%, 3/1/2022	25,000	25,000

Pennsylvania Higher Educational Facilities Authority, Trustees of the University

Series 2015C, Rev., 5.00%, 10/1/2022	230,000	235,757

Series B, Rev., 5.00%, 10/1/2022	60,000	61,502

Series 2018A, Rev., 5.00%, 2/15/2023	60,000	62,368

Series 2016A, Rev., 5.00%, 8/15/2023	25,000	26,447

Series 2015A, Rev., 5.00%, 10/1/2023	25,000	26,559

Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System

Rev., 5.00%, 8/15/2022	150,000	152,971

Series 2012A, Rev., 5.00%, 8/15/2022	30,000	30,594

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	421

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Pennsylvania — continued

Series 2016C, Rev., 5.00%, 8/15/2022	305,000	311,042

Series 2016C, Rev., 5.00%, 8/15/2023	90,000	95,210

Series 2012A, Rev., 3.25%, 8/15/2025	250,000	252,897

Pennsylvania Higher Educational Facilities Authority, Widener University

Rev., 5.00%, 7/15/2022	100,000	101,481

Series 2013A, Rev., 5.00%, 7/15/2023 (b)	130,000	136,923

Pennsylvania Housing Finance Agency, Single Family Mortgage Series 2019-130A, Rev., 1.40%, 4/1/2024	260,000	259,414

Pennsylvania Intergovernmental Cooperation Authority, City of Philadelphia Funding Program

Rev., 5.00%, 6/15/2022	135,000	136,718

5.00%, 6/15/2022	95,000	96,206

Pennsylvania State University (The)

Series 2020E, Rev., 5.00%, 3/1/2022	35,000	35,000

Series B, Rev., 5.25%, 8/15/2022	55,000	56,154

Series 2015B, Rev., 5.00%, 9/1/2022	90,000	91,953

Series 2019A, Rev., 5.00%, 9/1/2022	275,000	280,966

Series B, Rev., 5.00%, 9/1/2022	85,000	86,844

Series 2016B, Rev., 5.00%, 9/1/2023	120,000	127,098

Pennsylvania Turnpike Commission

Series 2020A, Rev., VRDO, LOC: Barclays Bank plc, 0.19%, 3/9/2022 (c)	40,000,000	40,000,000

Series 2019-2, Rev., VRDO, LOC: TD Bank NA, 0.20%, 3/9/2022 (c)	14,095,000	14,095,000

Series 2018A-1, Rev., (SIFMA Municipal Swap Index Yield + 0.60%), 0.80%, 3/10/2022 (d)	25,000	25,129

Series 2016B, Rev., 5.00%, 6/1/2022	310,000	313,319

Series 2010C-3, Rev., Zero Coupon, 12/1/2022	105,000	104,055

Series 2021A, Rev., 3.00%, 12/1/2022	75,000	76,179

Series 2021B, Rev., 3.00%, 12/1/2022	60,000	60,943

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Pennsylvania — continued

Series A-1, Rev., 3.00%, 12/1/2022	60,000	60,938

Rev., 5.00%, 12/1/2022	195,000	200,962

Series 2011A, Rev., 5.00%, 12/1/2022	125,000	128,822

Series 2012B, Rev., 5.00%, 12/1/2022	75,000	77,287

Series 2012B, Rev., AGM, 5.00%, 12/1/2022 (b)	110,000	113,456

Series 2014A, Rev., 5.00%, 12/1/2022	75,000	77,293

Series 2015B, Rev., 5.00%, 12/1/2022	75,000	77,293

Series 2017A, Rev., 5.00%, 12/1/2022	45,000	46,372

Series 2019A, Rev., 5.00%, 12/1/2022	140,000	144,280

Series A-1, Rev., 5.00%, 12/1/2022	390,000	401,924

Series A-1, Rev., 5.00%, 12/1/2022 (b)	25,000	25,785

Series 2016B, Rev., 5.00%, 6/1/2023	25,000	26,215

Series 2011A, Rev., 5.00%, 12/1/2023	35,000	37,291

Series A-1, Rev., 5.00%, 12/1/2023	25,000	26,637

Pennsylvania Turnpike Commission, Motor License Fund-Enhanced

Rev., 5.00%, 12/1/2022 (b)	75,000	77,327

Series 2012B, Rev., 5.00%, 12/1/2022	45,000	46,376

Series 2013A, Rev., 5.00%, 12/1/2022 (b)	40,000	41,241

Rev., 5.00%, 12/1/2023	290,000	308,985

Pennsylvania Turnpike Commission, Oil Franchise Tax

Series A, Rev., 5.00%, 12/1/2022	85,000	87,670

Series 2016A, Rev., 5.00%, 12/1/2023	175,000	186,803

Pennsylvania Turnpike Commission, Registration Fee Series 2005A, Rev., AGM, 5.25%, 7/15/2022	30,000	30,522

Pennsylvania Turnpike Commission, Senior Lien

Series 2012A, Rev., 5.00%, 12/1/2022 (b)	270,000	278,482

Series 2012A, Rev., 5.00%, 12/1/2022	180,000	185,503

Series 2012A, Rev., 5.00%, 12/1/2023	150,000	154,326

SEE NOTES TO FINANCIAL STATEMENTS.

422	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Pennsylvania — continued

Penn-Trafford School District, Limited Tax GO, 4.00%, 5/1/2022	55,000	55,308

Perkiomen Valley School District

GO, 5.00%, 3/1/2023	25,000	26,014

GO, 5.00%, 11/15/2023	50,000	53,272

GO, 5.00%, 3/1/2024	25,000	26,873

Peters Township School District Washington County

GO, 4.00%, 9/1/2022	135,000	137,212

GO, 5.00%, 1/15/2026	20,000	22,557

Philadelphia Authority for Industrial Development

Series 2016, Rev., 5.00%, 4/1/2022	400,000	401,460

Rev., 5.00%, 10/1/2022	350,000	358,304

Philadelphia Authority for Industrial Development, National Board of Medical Examiners Project Rev., 5.00%, 5/1/2025	160,000	177,065

Philadelphia Authority for Industrial Development, Thomas Jefferson University Series 2017A, Rev., VRDO, 3.00%, 9/1/2022 (b) (c)	500,000	500,000

Philadelphia Gas Works Co., 1998 General Ordinance

Rev., 5.00%, 8/1/2022	190,000	193,360

Rev., 5.00%, 10/1/2022	515,000	527,524

Rev., 5.00%, 8/1/2023	125,000	131,865

Rev., 5.00%, 10/1/2025	85,000	95,867

Philipsburg-Osceola Area School District GO, 4.00%, 10/15/2022	25,000	25,488

Pine-Richland School District, Unlimited Tax Series 2020A, GO, 3.00%, 7/15/2022	120,000	121,029

Pittsburgh School District

GO, 4.00%, 9/1/2022	70,000	71,161

GO, 5.00%, 9/1/2022	20,000	20,431

Series 2017A, GO, 5.00%, 9/1/2022	35,000	35,754

GO, 4.00%, 9/1/2023	230,000	239,986

GO, AGM, 5.00%, 9/1/2023	25,000	26,471

Pittsburgh Water and Sewer Authority, First Lien

Series 2019A, Rev., 5.00%, 9/1/2022	25,000	25,526

Series A, Rev., 5.00%, 9/1/2022	210,000	214,418

Pittston Area School District GO, AGM, 4.00%, 7/15/2022	25,000	25,297

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Pennsylvania — continued

Pocono Mountain School District Series B, GO, AGM, 4.00%, 6/15/2022	75,000	75,710

Pottstown Borough Authority Rev., GTD, 5.00%, 6/15/2022	50,000	50,623

Pottsville Hospital Authority, Schuylkill Health System Project Rev., 5.75%, 7/1/2022 (b) (e)	340,000	345,733

Quaker Valley School District GO, 5.00%, 10/1/2023	65,000	68,968

Reading Area Water Authority Rev., AGM, 4.00%, 12/1/2023	75,000	77,447

Riverside School District

GO, 3.00%, 10/15/2023	125,000	128,444

GO, 4.00%, 10/15/2024	320,000	340,944

GO, 4.00%, 10/15/2025	275,000	298,176

Riverview School District Series 2020A, GO, AGM, 4.00%, 8/15/2022	25,000	25,365

Robinson Township Municipal Authority Rev., AGM, 3.00%, 5/15/2022	35,000	35,167

Saucon Valley School District GO, 4.00%, 9/1/2022	100,000	101,618

Saxonburg Area Authority Rev., AGM, 4.00%, 3/1/2023	50,000	51,462

School District of Philadelphia (The) Series F, GO, 5.00%, 9/1/2024	100,000	108,902

Selinsgrove Area School District, Limited Tax GO, 4.00%, 3/1/2023	25,000	25,756

Shikellamy School District Series 2020A, GO, 5.00%, 9/1/2022	25,000	25,518

Snyder County Higher Education Authority, Susquehanna University Project Rev., 2.38%, 1/1/2023	50,000	50,596

Souderton Area School District

GO, 2.00%, 11/1/2022	40,000	40,301

GO, 5.00%, 11/1/2022	25,000	25,684

South Eastern School District GO, 4.00%, 6/1/2023	75,000	77,765

South Fayette Township School District Series 2014A, GO, AGM, 4.00%, 9/15/2022	50,000	50,129

Southeastern Pennsylvania Transportation Authority

Rev., 5.00%, 3/1/2022	60,000	60,000

Rev., 5.00%, 6/1/2022	85,000	85,941

Rev., 4.00%, 3/1/2023	120,000	123,752

Rev., 5.00%, 3/1/2025	45,000	49,347

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	423

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Pennsylvania — continued

Southeastern Pennsylvania Transportation Authority, Capital Grant Receipts

Rev., 5.00%, 6/1/2022	595,000	601,604

Rev., 5.00%, 6/1/2023	395,000	414,949

Rev., 5.00%, 6/1/2024	20,000	21,455

Southern Lehigh School District

Series A, GO, 5.00%, 9/1/2022	20,000	20,429

Series A, GO, 5.00%, 9/1/2023	35,000	36,984

Spring Grove Area School District Series A, GO, 5.00%, 10/1/2022	115,000	117,810

Spring-Ford Area School District

Series 2016A, GO, 4.00%, 3/1/2022	75,000	75,000

Series 2016A, GO, 5.00%, 3/1/2023	50,000	52,038

St. Mary Hospital Authority, Catholic Health East Issue Series 2012A, Rev., 4.00%, 5/15/2022 (b)	35,000	35,248

State College Area School District

GO, 3.00%, 5/15/2022	25,000	25,126

Series 2015B, GO, 5.00%, 5/15/2022	150,000	151,362

GO, 5.00%, 3/15/2023	50,000	52,122

State Public School Building Authority, Community College of Philadelphia Project Rev., 5.00%, 6/15/2022	50,000	50,620

State Public School Building Authority, Community College Project Rev., 5.00%, 3/1/2022	20,000	20,000

State Public School Building Authority, Dauphin County Technical School Project Rev., 5.00%, 9/15/2022	60,000	61,377

State Public School Building Authority, Delaware County Community College Project Rev., 5.00%, 10/1/2022	75,000	76,850

State Public School Building Authority, The School District of Philadelphia Project Rev., 5.00%, 4/1/2022 (b)	450,000	451,623

State Public School Building Authority, The School District of the City of Harrisburg Project Series 2016A, Rev., AGM, 4.00%, 12/1/2026 (b)	15,000	16,725

State Public School Building Authority, Westmoreland County Community College

Series 2016A, Rev., AGM, 5.00%, 10/15/2022	145,000	148,763

Series 2016A, Rev., AGM, 5.00%, 10/15/2023	10,000	10,620

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Pennsylvania — continued

Steel Valley School District, Capital Appreciation GO, AGM, Zero Coupon, 11/1/2022	40,000	39,650

Sto Rox School District GO, 3.00%, 12/15/2022	150,000	151,973

Susquehanna Township School District

GO, 4.00%, 5/15/2022	155,000	156,068

GO, 4.00%, 5/15/2023	25,000	25,893

Swarthmore Borough Authority Rev., 5.00%, 9/15/2022	75,000	76,746

Swarthmore Borough Authority, Swarthmore College Series 2016B, Rev., 5.00%, 9/15/2022	50,000	51,164

Towanda Area School District GO, AGM, 4.00%, 3/15/2022	50,000	50,061

Township of Bensalem GO, 2.25%, 6/1/2022	65,000	65,279

Township of Cranberry GO, 4.00%, 3/1/2023	35,000	36,094

Township of Derry GO, 2.00%, 11/15/2022	25,000	25,023

Township of East Brandywine GO, 3.00%, 6/1/2022 (b)	50,000	50,302

Township of Hampden GO, 4.00%, 5/15/2022	75,000	75,512

Township of Hampton GO, 4.00%, 1/1/2023	65,000	66,669

Township of Hempfield

GO, 2.00%, 10/15/2022	50,000	50,301

GO, 5.00%, 10/15/2023	35,000	37,141

Township of Lower Merion

Series A, GO, 4.00%, 4/15/2022	30,000	30,128

GO, 5.00%, 1/15/2023	20,000	20,734

Township of Lower Paxton

Series 2020A, GO, 2.00%, 4/1/2022	35,000	35,031

GO, 4.00%, 4/1/2024	30,000	31,632

Township of Milford GO, 5.00%, 3/1/2022	50,000	50,000

Township of North Londonderry GO, 4.00%, 9/1/2023	70,000	73,018

Township of Palmer Series 2020A, GO, 5.00%, 11/15/2023	30,000	31,858

Township of Radnor

GO, 3.63%, 11/1/2022 (b)	40,000	40,760

GO, 3.88%, 11/1/2022 (b)	35,000	35,723

GO, 4.00%, 11/1/2022 (b)	85,000	86,831

Township of Solebury GO, 5.00%, 4/1/2022	35,000	35,127

SEE NOTES TO FINANCIAL STATEMENTS.

424	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Pennsylvania — continued

Township of Upper Darby GO, AGM, 4.00%, 5/1/2022 (b)	25,000	25,143

Troy Area School District Bradford County

GO, 4.00%, 3/1/2022	20,000	20,000

GO, 4.00%, 3/1/2023	20,000	20,605

Tussey Mountain School District Series 2017A, GO, AGM, 3.00%, 10/1/2022 (b)	25,000	25,316

Union County Higher Educational Facilities Financing Authority, Bucknell University Series B, Rev., 5.00%, 4/1/2023	100,000	104,399

Unionville-Chadds Ford School District

GO, 4.00%, 6/1/2022	50,000	50,413

Series 2019A, GO, 4.00%, 6/1/2022	20,000	20,165

Upper Moreland Township School District GO, 2.00%, 8/15/2022	140,000	140,845

Upper Perkiomen School District GO, 5.00%, 11/15/2022	20,000	20,591

Upper St. Clair Township School District GO, 4.00%, 7/15/2022	100,000	101,196

Warwick School District GO, 5.00%, 2/1/2023	40,000	41,502

West Allegheny School District

GO, 5.00%, 3/1/2022 (b)	100,000	100,000

Series 2017A, GO, 4.00%, 9/1/2022	60,000	60,980

West Chester Area School District

GO, 5.00%, 3/15/2022	110,000	110,182

GO, 5.00%, 4/15/2022	20,000	20,109

Series 2012AA, GO, 4.00%, 5/15/2022	25,000	25,177

West Jefferson Hills School District

Series 2017A, GO, 5.00%, 8/1/2023	30,000	31,674

GO, 3.00%, 8/1/2024	25,000	26,022

West View Municipal Authority Water Rev., 4.50%, 11/15/2022	40,000	41,030

Western Westmoreland Municipal Authority Series 2021A, Rev., AGM, 3.00%, 10/15/2023	150,000	154,475

Westmont Hilltop School District GO, 3.00%, 10/1/2022	90,000	91,054

Westmoreland County Industrial Development Authority Health System, Tax Exempt Series 2020A, Rev., 4.00%, 7/1/2022	350,000	353,696

Westmoreland County Municipal Authority Series 2001-A, Rev., NATL-RE, Zero Coupon, 8/15/2022	6,550,000	6,523,366

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Pennsylvania — continued

Westmoreland County Municipal Authority, Capital Appreciation Series 1999A, Rev., NATL-RE, Zero Coupon, 8/15/2022	214,000	213,130

Yough School District Series 2019A, GO, 4.00%, 10/1/2022	50,000	50,889

Total Pennsylvania		147,138,510

Rhode Island — 0.3%

City of Pawtucket Series B, GO, AGM, 4.00%, 7/1/2022	25,000	25,274

Narragansett Bay Commission, Wastewater System

Series 2013A, Rev., 5.00%, 9/1/2022 (b)	255,000	260,481

Series C, Rev., 5.00%, 9/1/2022	25,000	25,535

Rhode Island Commerce Corp. Series 2016A, Rev., 5.00%, 6/15/2023	115,000	120,818

Rhode Island Commerce Corp., Department of Transportation

Series 2016-A, Rev., 5.00%, 6/15/2022	2,710,000	2,743,770

Series 2017A, Rev., 5.00%, 6/15/2023	135,000	141,829

Rev., 5.00%, 5/15/2025	225,000	250,760

Series 2016B, Rev., 5.00%, 6/15/2025	240,000	268,130

Rhode Island Convention Center Authority Series 2015A, Rev., 5.00%, 5/15/2022	1,275,000	1,286,467

Rhode Island Health and Educational Building Corp.

Series 2016A, Rev., 4.00%, 5/15/2022	25,000	25,176

Series 2016A, Rev., 5.00%, 9/15/2022	50,000	51,150

Series 2016A, Rev., 5.00%, 5/15/2024	150,000	161,797

Rhode Island Health and Educational Building Corp., Bong Fing Program Series 2013C, Rev., 5.00%, 5/15/2022 (b)	35,000	35,318

Rhode Island Health and Educational Building Corp., Higher Education Facilities, Brown University

Rev., 5.00%, 9/1/2022	315,000	321,818

Rev., 5.00%, 9/1/2023	25,000	26,487

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	425

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Rhode Island — continued

Rhode Island Health and Educational Building Corp., Hospital Financing Lifespan Obligated Group Issue

Rev., 5.00%, 5/15/2022	85,000	85,712

Rev., 5.00%, 5/15/2024	30,000	32,298

Rev., 5.00%, 5/15/2026	65,000	73,801

Rhode Island Health and Educational Building Corp., Providence College

Series 2012B, Rev., 5.00%, 11/1/2022	75,000	77,065

Series 2012B, Rev., 5.00%, 11/1/2023	125,000	128,132

Rhode Island Health and Educational Building Corp., Public School Financing Program

Rev., 5.00%, 5/15/2022	390,000	393,526

Series J-2, Rev., 5.00%, 5/15/2023	50,000	52,394

Rhode Island Health and Educational Building Corp., Town of East Greenwich

Series 2012A, Rev., GTD, 3.00%, 5/15/2022 (b)	50,000	50,252

Series 2012A, Rev., GTD, 5.00%, 5/15/2022 (b)	35,000	35,318

Rhode Island Health and Educational Building Corp., Town OF East Greenwich Issue Series 2012A, Rev., GTD, 3.13%, 5/15/2022 (b)	25,000	25,132

Rhode Island Health and Educational Building Corp., Town of Lincoln Series 2020B, Rev., 4.00%, 5/15/2023	90,000	93,291

Rhode Island Health and Educational Building Corp., Town of Narragansett Series 2017B, Rev., GTD, 4.00%, 5/15/2022	25,000	25,176

Rhode Island Housing and Mortgage Finance Corp., Homeownership Opportunity Series 70, Rev., GNMA COLL, 1.65%, 10/1/2022	25,000	25,112

Rhode Island Infrastructure Bank Series 2018A, Rev., 5.00%, 10/1/2022	50,000	51,207

Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund

Series 2015A, Rev., 3.25%, 10/1/2022	85,000	86,267

Series 2012A, Rev., 4.00%, 10/1/2022	35,000	35,674

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Rhode Island — continued

Series 2013A, Rev., 4.00%, 10/1/2022 (b)	75,000	76,430

Series 2002B, Rev., 4.50%, 10/1/2022	25,000	25,554

Series 2012B, Rev., 5.00%, 10/1/2022 (b)	25,000	25,621

Series 2012B, Rev., 5.00%, 10/1/2022	40,000	41,001

Series 2013A, Rev., 5.00%, 10/1/2022	110,000	112,753

Series 2013A, Rev., 5.00%, 10/1/2022 (b)	30,000	30,746

Series 2014A, Rev., 5.00%, 10/1/2022	45,000	46,126

Series 2017B, Rev., 5.00%, 10/1/2022	45,000	46,126

Series B, Rev., 5.00%, 10/1/2022	20,000	20,501

Series C, Rev., 5.00%, 10/1/2022	35,000	35,876

Series 2014A, Rev., 5.00%, 10/1/2023 (b)	25,000	26,546

Series 2016A, Rev., 5.00%, 10/1/2023	60,000	63,741

Rhode Island Infrastructure Bank, Municipal Road and Bridge Series 2019A, Rev., 5.00%, 10/1/2022	150,000	153,621

Rhode Island Infrastructure Bank, Safe Drinking Water

Series 2012A, Rev., 3.00%, 10/1/2022 (b)	25,000	25,331

Series 2012A, Rev., 5.00%, 10/1/2022 (b)	170,000	174,224

Rhode Island Turnpike and Bridge Authority, Motor Fuel Tax Series 2016A, Rev., 4.00%, 10/1/2022	220,000	223,975

State of Rhode Island and Providence Plantations Consolidated Capital Development Loan

Series 2017A, GO, 5.00%, 5/1/2022	25,000	25,185

Series A, GO, 5.00%, 5/1/2022	60,000	60,443

Series 2012A, GO, 5.00%, 8/1/2022	90,000	91,633

Series 2013A, GO, 5.00%, 10/15/2022 (b)	25,000	25,663

Series 2014B, GO, 5.00%, 11/1/2022 (b)	45,000	46,267

Series 2014D, GO, 5.00%, 8/1/2023	130,000	137,328

SEE NOTES TO FINANCIAL STATEMENTS.

426	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Rhode Island — continued

State of Rhode Island and Providence Plantations Lease Participation Certificates, School for The Deaf Project

Series 2017D, COP, 5.00%, 4/1/2022	200,000	200,710

Series 2017D, COP, 5.00%, 4/1/2024	30,000	32,271

State of Rhode Island and Providence Plantations, Courthouse Project Series 2013A, COP, 5.00%, 10/1/2023	45,000	47,696

State of Rhode Island, Consolidated Capital Development Loan Series 2012A, GO, 4.00%, 8/1/2022 (b)	30,000	30,418

State of Rhode Island, Eleanor Slater Hospital Project Series 2018B, COP, 5.00%, 11/1/2022	200,000	205,467

State of Rhode Island, Nursing Education Center Project Series 2017A, COP, 5.00%, 6/1/2023	100,000	104,858

Tobacco Settlement Financing Corp.

Series A, Rev., 5.00%, 6/1/2022	35,000	35,340

Series A, Rev., 5.00%, 6/1/2024	175,000	187,741

Town of Lincoln

Series 2015A, GO, 5.00%, 8/1/2022	265,000	269,809

Series 2015A, GO, 5.00%, 8/1/2023	255,000	269,375

Town of Smithfield Series 2016A, GO, 4.00%, 9/1/2022	20,000	20,329

Town of Westerly Series 2014A, GO, 5.00%, 7/1/2023	45,000	47,378

Total Rhode Island		9,981,250

South Carolina — 0.7%

Aiken County Consolidated School District

Series 2016A, GO, SCSDE, 5.00%, 3/1/2022	40,000	40,000

Series 2017A, GO, SCSDE, 4.00%, 4/1/2022	60,000	60,172

GO, SCSDE, 5.00%, 4/1/2022	30,000	30,110

Series 2018B, GO, SCSDE, 5.00%, 4/1/2022	30,000	30,110

Series 2019A, GO, SCSDE, 5.00%, 4/1/2022	25,000	25,092

Anderson County School District No. 1 GO, SCSDE, 5.00%, 3/1/2022	55,000	55,000

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

South Carolina — continued

Anderson County School District No. 4 Series 2018A, GO, SCSDE, 5.00%, 3/1/2022	80,000	80,000

Anderson County School District No. 5 GO, SCSDE, 5.00%, 3/1/2022	25,000	25,000

Anderson Regional Joint Water System Series 2012A, Rev., 5.00%, 7/15/2022 (b)	60,000	60,976

Beaufort County School District

Series 2021C, GO, SCSDE, 5.00%, 3/1/2022	70,000	70,000

Series 2015A, GO, SCSDE, 5.00%, 3/1/2023	180,000	187,412

GO, SCSDE, 5.00%, 3/1/2024	30,000	32,254

Berkeley County School District

Series 2013B, GO, SCSDE, 5.00%, 3/1/2022	50,000	50,000

Series 2021A, GO, 2.00%, 6/1/2022	405,000	406,479

Berkeley County School District, Securing Assets for Education

Rev., 5.00%, 12/1/2022	55,000	56,719

Series 2015A, Rev., 5.00%, 12/1/2025	95,000	101,117

Charleston Educational Excellence Finance Corp.

Rev., 5.00%, 12/1/2022	90,000	92,827

Rev., 5.00%, 12/1/2024	65,000	69,249

Series 2013B, Rev., 5.00%, 12/1/2025	35,000	37,259

City of Anderson, Water and Sewer

Rev., 5.00%, 7/1/2023 (f)	2,005,000	2,098,602

Rev., 5.00%, 7/1/2024 (f)	2,520,000	2,724,148

Rev., 5.00%, 7/1/2025 (f)	1,400,000	1,556,463

Rev., 5.00%, 7/1/2026 (f)	1,450,000	1,654,532

City of Columbia, Waterworks and Sewer System Series 2019A, Rev., 4.00%, 2/1/2023	35,000	36,000

City of Columbus, Water and Sewerage Rev., 3.00%, 2/1/2023	40,000	40,779

City of Florence Rev., 4.00%, 9/1/2022	25,000	25,417

City of Greenwood Rev., 5.00%, 12/1/2022	20,000	20,619

City of Rock Hill, Hospitality Fee Pledge Rev., 5.00%, 4/1/2022	60,000	60,213

Clemson University, Athletic Facilities Rev., 5.00%, 5/1/2022	150,000	151,100

Clemson University, Higher Education Bonds

Rev., 5.00%, 5/1/2023	140,000	146,457

Series 2015B, Rev., 5.00%, 5/1/2023	80,000	83,690

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	427

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

South Carolina — continued

Coastal Carolina University, Higher Education

Rev., 4.00%, 6/1/2022	75,000	75,589

Rev., 5.00%, 6/1/2022	200,000	202,063

College of Charleston

Series 2012A, Rev., 3.00%, 4/1/2022	25,000	25,050

Series 2017B, Rev., 5.00%, 4/1/2022	20,000	20,072

Series 2021A, Rev., 5.00%, 4/1/2023	50,000	52,167

County of Aiken, Administration Building Project

GO, 3.00%, 3/1/2022	25,000	25,000

GO, 3.50%, 3/1/2022 (b)	75,000	75,000

GO, 3.63%, 3/1/2022 (b)	25,000	25,000

County of Charleston Series 2021C, GO, 4.00%, 11/1/2022	30,000	30,658

County of Dorchester

Series 2013B, GO, 5.00%, 4/1/2022	25,000	25,092

GO, 5.00%, 4/1/2023	25,000	26,097

County of Dorchester, Waterworks and Sewer System

Rev., 5.00%, 10/1/2022	110,000	112,753

Rev., 5.00%, 10/1/2022 (b)	105,000	107,578

County of Florence, McLeod Medical Center Project Rev., 5.00%, 11/1/2022	270,000	277,601

County of Georgetown GO, 4.00%, 3/1/2023	50,000	51,533

County of Greenville, Fountain Inn Fire Service Area and Mauldin Fire Service Area Projects Series 2016B, GO, 3.00%, 4/1/2022	20,000	20,041

County of Richland Series 2013B, GO, 5.00%, 3/1/2023	40,000	41,647

County of Richland, Library Projects Series 2016B, GO, 5.00%, 3/1/2022	25,000	25,000

County of Sumter Series 2016A, GO, 5.00%, 3/1/2022	50,000	50,000

County of York GO, 5.00%, 4/1/2022	25,000	25,092

County Square Redevelopment Corp., Greenville County, South Carolina Project Rev., BAN, 2.00%, 3/3/2022	265,000	265,011

Dorchester County School District No. 2, Growth Installment Purchase

Series 2013B, Rev., 5.00%, 12/1/2022	60,000	61,899

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

South Carolina — continued

Series 2013B, Rev., 4.00%, 12/1/2024	50,000	52,353

Florence Public Facilities Corp., Installment Purchase Series 2020B, Rev., 5.00%, 11/1/2022	25,000	25,683

Florence School District One GO, SCSDE, 5.00%, 3/1/2022	50,000	50,000

Fort Mill School District No. 4

Series 2016D, GO, SCSDE, 5.00%, 3/1/2022	90,000	90,000

Series 2017B, GO, SCSDE, 5.00%, 3/1/2022	50,000	50,000

Series 2012A, GO, SCSDE, 3.00%, 9/1/2022 (b)	75,000	75,865

Series 2017B, GO, SCSDE, 5.00%, 3/1/2023	20,000	20,813

Fort Mill School Facilities Corp., Fort Mill School District no.4 Rev., 5.00%, 12/1/2022	50,000	51,582

Greenville County School District, Building Equity Sooner for Tomorrow Installment Purchase Rev., 5.00%, 12/1/2022	90,000	92,862

Greenville Health System Rev., 5.00%, 5/1/2022	210,000	211,526

Greenwood Fifty Schools Facilities, Inc., Installment Purchase Rev., 5.00%, 12/1/2022	80,000	82,476

Horry County School District

Rev., 5.00%, 3/1/2022	25,000	25,000

GO, SCSDE, 5.00%, 3/1/2022	45,000	45,000

GO, SCSDE, 5.00%, 3/1/2023	20,000	20,815

Series 2015A, GO, SCSDE, 5.00%, 3/1/2023	100,000	104,077

GO, SCSDE, 5.00%, 3/1/2025	25,000	27,725

Joint Municipal Water and Sewer Commission, System Improvement

Series 2019B, Rev., 5.00%, 6/1/2022	50,000	50,554

Rev., 4.75%, 6/1/2023 (b)	20,000	20,940

Kershaw County School District Series 2018A, GO, SCSDE, 5.00%, 3/1/2023	100,000	104,066

Lancaster Educational Assistance Program, Inc., School District Project Series 2013B, Rev., 5.00%, 12/1/2023	150,000	159,658

Laurens County School District No. 056 GO, SCSDE, 2.00%, 3/1/2022	30,000	30,000

SEE NOTES TO FINANCIAL STATEMENTS.

428	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

South Carolina — continued

Lee County School Facilities, Inc. Rev., AGM, 5.00%, 12/1/2022	50,000	51,544

Lexington and Richland School District No. 5

GO, SCSDE, 5.00%, 3/1/2022	30,000	30,000

Series 2019B, GO, SCSDE, 5.00%, 3/1/2022	25,000	25,000

Lexington County Health Services District, Inc., LexMed Obligated Group Rev., 5.00%, 11/1/2022	200,000	205,535

Lexington County School District No. 1

Series 2013A, GO, SCSDE, 5.00%, 3/1/2022	25,000	25,000

Series 2013B, GO, SCSDE, 4.13%, 2/1/2023 (b)	25,000	25,745

Series 2013B, GO, SCSDE, 4.25%, 2/1/2023 (b)	25,000	25,773

Series 2017C, GO, SCSDE, 5.00%, 2/1/2023	130,000	134,918

Lexington County School District No. 2 GO, SCSDE, 5.00%, 3/1/2023	65,000	67,643

Lexington One School Facilities Corp., Lexington County School District No. 1 Rev., 5.00%, 12/1/2022	60,000	61,899

Lexington School District No. 2 Educational Facilities Corp. Series 2015B, Rev., 5.00%, 12/1/2022	25,000	25,774

Medical University of South Carolina (The) Rev., 5.00%, 10/1/2022	30,000	30,737

North Charleston Public Facilities Corp., Installment Purchase

Rev., 3.25%, 6/1/2022 (b)	25,000	25,163

Rev., 5.00%, 6/1/2022 (b)	25,000	25,272

Rev., 5.00%, 6/1/2022	210,000	212,262

Oconee County School District GO, SCSDE, 5.00%, 3/1/2022	575,000	575,000

Patriots Energy Group Financing Agency Series 2018A, Rev., LIQ: Royal Bank of Canada, 4.00%, 2/1/2024 (c)	250,000	261,370

Piedmont Municipal Power Agency

Subseries A-2, Rev., NATL-RE, Zero Coupon, 1/1/2023	75,000	74,228

Series 2017B, Rev., 5.00%, 1/1/2024	335,000	357,814

Series 2015A, Rev., 5.00%, 1/1/2025	360,000	394,623

Rev., NATL-RE, 5.38%, 1/1/2025	105,000	116,035

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

South Carolina — continued

Richland County School District No. 1 Series 2014C, GO, SCSDE, 5.00%, 3/1/2023	35,000	36,441

Richland County School District No. 2

GO, SCSDE, 5.00%, 3/1/2022	240,000	240,000

Series 2017B, GO, SCSDE, 5.00%, 3/1/2022	100,000	100,000

Series 2013B, GO, SCSDE, 5.00%, 5/1/2022	75,000	75,549

Series 2015A, GO, SCSDE, 5.00%, 2/1/2023	70,000	72,628

SCAGO Educational Facilities Corp. for Calhoun School District Rev., 5.00%, 12/1/2022	20,000	20,619

SCAGO Educational Facilities Corp. for Pickens School District

Rev., 5.00%, 12/1/2022	195,000	200,974

Rev., 5.00%, 12/1/2023	105,000	111,949

Rev., 5.00%, 12/1/2025	140,000	155,788

South Carolina Jobs-Economic Development Authority, Anmed Health Project Rev., 5.00%, 2/1/2023	125,000	129,647

South Carolina Jobs-Economic Development Authority, Bon Secours Health System, Inc.

Rev., 5.00%, 10/1/2022	45,000	46,105

Rev., 3.75%, 11/1/2022 (b)	20,000	20,390

Rev., 5.00%, 11/1/2022 (b)	50,000	51,390

South Carolina Jobs-Economic Development Authority, Bon Secours Mercy Health, Inc. Rev., 5.00%, 10/1/2025 (c)	300,000	336,899

South Carolina Jobs-Economic Development Authority, Conway Hospital, Inc., Project Rev., 4.00%, 7/1/2022 (b)	70,000	70,777

South Carolina Jobs-Economic Development Authority, Hospital Refunding and Improvement, Mcleod Health Projects Rev., 5.00%, 11/1/2022	390,000	400,979

South Carolina Public Service Authority, Santee Cooper

Series 2012D, Rev., 4.00%, 6/1/2022 (b)	50,000	50,427

Series 2012-D, Rev., 5.00%, 6/1/2022 (b)	1,675,000	1,693,423

Series 2014C, Rev., 5.00%, 12/1/2022	140,000	144,355

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	429

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

South Carolina — continued

Series C, Rev., 5.00%, 12/1/2022	75,000	77,333

Series 2014C, Rev., 5.00%, 12/1/2023	85,000	90,564

Series B, Rev., 5.00%, 12/1/2023	75,000	79,910

Series 2013A, Rev., 5.75%, 12/1/2023 (b)	40,000	43,216

Series A, Rev., 5.00%, 12/1/2026	160,000	177,454

South Carolina State Fiscal Accountability Authority, Mental Health Project Rev., 5.00%, 10/1/2022	75,000	76,877

South Carolina Transportation Infrastructure Bank

Series 2016A, Rev., 5.00%, 10/1/2022	110,000	112,773

Series 2015A, Rev., 5.00%, 10/1/2023	55,000	58,429

Series 2015A, Rev., 5.00%, 10/1/2024	25,000	27,313

South Island Public Service District, Waterworks and Sewer System Improvement Rev., 4.50%, 4/1/2022 (b)	25,000	25,081

Spartanburg County School District No. 2 GO, SCSDE, 2.50%, 3/1/2023	100,000	101,340

Spartanburg County School District No. 6 GO, SCSDE, 5.00%, 4/1/2022	25,000	25,092

Spartanburg Sanitary Sewer District, Sewer System Series B, Rev., 5.00%, 3/1/2023 (b)	25,000	26,022

St. Peters Parish-Jasper County Public Facilities Corp., Office Building Project Series 2021B, Rev., 2.00%, 6/1/2022	165,000	165,459

State of South Carolina, University of South Carolina Series 2015B, GO, 5.00%, 4/1/2022	45,000	45,167

Town of Hilton Head Island, Beach Preservation Fee Pledge Rev., 5.00%, 8/1/2022	50,000	50,899

Town of Lexington, Waterworks and Sewer System Combined Rev., 5.00%, 6/1/2022	25,000	25,274

Town of Summerville, Hospitality Fee Pledge Series 2015B, Rev., 5.00%, 10/1/2023	300,000	317,242

University of South Carolina, Athletic Facilities

Rev., 5.00%, 5/1/2022	25,000	25,184

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

South Carolina — continued

Series 2017B, Rev., 5.00%, 5/1/2022	30,000	30,220

Series 2017B, Rev., 5.00%, 5/1/2024	410,000	442,454

Series 2017B, Rev., 5.00%, 5/1/2025	530,000	587,569

University of South Carolina, Higher Education

Rev., 5.00%, 5/1/2022	75,000	75,552

Series 2017A, Rev., 5.00%, 5/1/2022	20,000	20,147

University of South Carolina, Higher Education Facilities

Rev., 5.00%, 5/1/2022	390,000	392,868

Rev., 5.00%, 5/1/2023	90,000	94,237

Rev., 5.00%, 5/1/2024	25,000	25,182

Rev., 5.00%, 5/1/2025	70,000	77,856

University of South Carolina, Higher Education, Moore School Business Project Rev., 5.00%, 5/1/2022	75,000	75,545

York County School District No. 3 Rock Hill Series 2017B, GO, SCSDE, 5.00%, 3/1/2023	30,000	31,220

Total South Carolina		23,231,888

South Dakota — 0.3%

Bon Homme School District No. 4-2, Limited Tax GO, 2.00%, 12/1/2022	50,000	50,437

City of Rapid City, Sales Tax Rev., 5.00%, 6/1/2022	50,000	50,545

City of Sioux Falls, Sales Tax

Series 2016A, Rev., 3.00%, 11/15/2022	20,000	20,315

Series 2012A, Rev., 4.00%, 11/15/2022	180,000	184,095

Series 2017A, Rev., 5.00%, 11/15/2022	245,000	252,288

Series 2020A, Rev., 5.00%, 11/15/2022	25,000	25,744

Series 2020A, Rev., 5.00%, 11/15/2023	65,000	69,207

Codington Grant etc Counties School District No. 14-4 Watertown GO, 5.00%, 6/15/2022	650,000	657,967

County of Minnehaha Series 2017A, COP, 4.00%, 12/1/2022	25,000	25,586

County of Pennington Series 2015A, COP, 4.00%, 12/1/2023	115,000	120,833

SEE NOTES TO FINANCIAL STATEMENTS.

430	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

South Dakota — continued

County of Pennington, Limited Tax Series 2017A, COP, 3.00%, 6/1/2023	25,000	25,644

Lennox School District Lincoln Minnehaha and Turner Counties No. 41-4 GO, 4.00%, 7/1/2022	70,000	70,716

Rapid City Area School District No. 51-4, Capital Outlay Limited Tax Series 2017B, GO, 5.00%, 1/1/2023	25,000	25,854

Rapid City Area School District No. 51-4, Limited Tax, Capital Outlay GO, 4.00%, 8/1/2023	630,000	655,873

South Dakota Board of Regents Housing and Auxiliary Facilities System

Rev., 5.00%, 4/1/2022	25,000	25,090

Rev., 3.00%, 4/1/2023	125,000	127,667

Rev., 5.00%, 4/1/2023	55,000	57,353

South Dakota Conservancy District, State Revolving Fund Program

Series 2012B, Rev., 5.00%, 8/1/2022	40,000	40,723

Series 2014B, Rev., 5.00%, 8/1/2022	100,000	101,806

South Dakota Health and Educational Facilities Authority, Avera Health Issue Rev., 5.00%, 7/1/2022	190,000	192,722

South Dakota Health and Educational Facilities Authority, Regional Health Rev., 5.00%, 9/1/2022	240,000	245,073

South Dakota Health and Educational Facilities Authority, Sanford Health Obligated Group Series B, Rev., 5.00%, 11/1/2022	85,000	87,358

South Dakota Health and Educational Facilities Authority, Sanford Obligated Group

Rev., 5.00%, 11/1/2025	75,000	84,245

Rev., 5.00%, 11/1/2026	250,000	280,249

South Dakota Health and Educational Facilities Authority, Vocational Education Program

Rev., 5.00%, 8/1/2022	20,000	20,356

Series 2015B, Rev., 5.00%, 8/1/2022	50,000	50,891

South Dakota Housing Development Authority, Homeownership Mortgage

Series 2020C, Rev., GNMA/FNMA/FHLMC COLL, 0.35%, 11/1/2022	530,000	528,215

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

South Dakota — continued

Series 2019A, Rev., 1.90%, 11/1/2022	35,000	35,231

Series D, Rev., 2.55%, 11/1/2022	70,000	70,734

South Dakota State Building Authority

Series 2017A, Rev., 4.00%, 6/1/2022	50,000	50,418

Series 2018A, Rev., 4.00%, 6/1/2022	25,000	25,209

Series 2019A, Rev., 4.00%, 6/1/2022	90,000	90,752

Series 2013B, Rev., 5.00%, 6/1/2022	80,000	80,866

Series 2015B, Rev., 5.00%, 6/1/2022	35,000	35,379

Series A, Rev., 5.00%, 6/1/2022	50,000	50,541

Series E, Rev., 5.00%, 6/1/2022	25,000	25,270

Series 2012A, Rev., 5.00%, 9/1/2022 (b)	200,000	204,299

Series 2014D, Rev., 5.00%, 9/1/2022	80,000	81,691

Series 2020C, Rev., 3.00%, 6/1/2023	35,000	35,858

Series 2019A, Rev., 4.00%, 6/1/2023	140,000	145,161

Series B, Rev., 5.00%, 6/1/2023 (b)	45,000	47,255

Series 2019A, Rev., 4.00%, 6/1/2024	30,000	31,748

Series 2014D, Rev., 5.00%, 9/1/2024	25,000	27,213

Tender Option Bond Trust Receipts/Certificates Series 2020-XG0302, Rev., VRDO, LIQ: Barclays Bank plc, 0.27%, 3/9/2022 (c) (e)	3,680,000	3,680,000

Total South Dakota		8,794,477

Tennessee — 0.5%

Chattanooga Health Educational and Housing Facility Board, Catholic Health Initiatives

Series 2013A, Rev., 5.00%, 1/1/2023 (b)	100,000	103,333

Series 2013A, Rev., 5.25%, 1/1/2023 (b)	2,580,000	2,671,317

City of Chattanooga GO, 3.13%, 10/1/2025	140,000	141,495

City of Chattanooga, Electric System Series A, Rev., 5.00%, 9/1/2022	155,000	158,379

City of Clarksville GO, 3.00%, 6/1/2023	25,000	25,625

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	431

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Tennessee — continued

City of Clarksville Water Sewer and Gas Rev., 5.00%, 2/1/2023 (b)	50,000	51,863

City of Clarksville, Electric System Rev., 2.00%, 9/1/2022	50,000	50,341

City of Clarksville, Water Sewer and Gas Rev., 5.00%, 2/1/2023	80,000	83,026

City of Fayetteville GO, 2.00%, 6/1/2022	150,000	150,114

City of Franklin, Public Improvement GO, 5.00%, 4/1/2022	50,000	50,185

City of Gallatin GO, 5.00%, 1/1/2023	30,000	31,041

City of Germantown GO, 5.00%, 8/1/2022	25,000	25,450

City of Jackson, Healthcare Rev., 5.00%, 4/1/2022	25,000	25,089

City of Johnson City Series 2019B, GO, 5.00%, 6/1/2022	45,000	45,498

City of Kingsport

GO, 5.00%, 3/1/2022	25,000	25,000

Series 2017A, GO, 5.00%, 3/1/2022	150,000	150,000

Series 2016B, GO, 4.00%, 3/1/2023	40,000	41,226

City of Knoxville, Electric System

Series 2016GG, Rev., 5.00%, 7/1/2022	25,000	25,364

Series 2017HH, Rev., 5.00%, 7/1/2022	35,000	35,510

Series 2017-II, Rev., 5.00%, 7/1/2022	20,000	20,291

City of Knoxville, Wastewater System

Series 2015A, Rev., 5.00%, 4/1/2022	45,000	45,164

Series 2017A, Rev., 5.00%, 4/1/2022	25,000	25,091

Series 2017B, Rev., 5.00%, 4/1/2022	35,000	35,128

Rev., 5.00%, 4/1/2023	35,000	36,540

Series 2015A, Rev., 5.00%, 4/1/2023	95,000	99,179

City of Lenoir City, Electric System Series 2020B, Rev., 3.00%, 6/1/2023	165,000	169,064

City of Maryville Series 2017B, GO, 5.00%, 6/1/2023	25,000	26,240

City of Memphis, Electric System Series 2020A, Rev., 4.00%, 12/1/2022	35,000	35,847

City of Memphis, Gas System Rev., 4.00%, 12/1/2022	35,000	35,847

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Tennessee — continued

City of Memphis, General Improvement

Series 2012A, GO, 5.00%, 4/1/2022	60,000	60,221

Series 2014B, GO, 5.00%, 4/1/2022	50,000	50,184

GO, 5.00%, 5/1/2022	30,000	30,222

GO, 5.00%, 6/1/2022	110,000	111,218

GO, 5.00%, 5/1/2023	100,000	104,743

Series 2014A, GO, 5.00%, 11/1/2023	25,000	26,630

City of Memphis, Sanitary Sewerage System

Rev., 4.00%, 7/1/2022	50,000	50,568

Rev., 5.00%, 10/1/2022	45,000	46,127

City of Memphis, Storm Water System Rev., 5.00%, 10/1/2022	20,000	20,501

City of Morristown

GO, 5.00%, 9/1/2022	30,000	30,642

GO, 5.00%, 6/1/2023	25,000	26,246

City of Murfreesboro

GO, 5.00%, 6/1/2022	50,000	50,555

Series 2016B, GO, 5.00%, 12/1/2022	25,000	25,793

Series 2020C, GO, 3.00%, 2/1/2023	95,000	96,886

GO, 5.00%, 6/1/2023	90,000	94,545

City of Murfreesboro, Water and Sewer System Series 2016C, GO, 5.00%, 6/1/2022	60,000	60,666

County of Bradley GO, 5.00%, 6/1/2022	20,000	20,216

County of Franklin

GO, 5.00%, 6/1/2022	45,000	45,494

GO, 5.00%, 6/1/2023	100,000	104,922

County of Hamilton

GO, 3.00%, 3/1/2022	25,000	25,000

Series 2015B, GO, 5.00%, 3/1/2022	20,000	20,000

Series 2018A, GO, 5.00%, 4/1/2022	35,000	35,130

Series 2015A, GO, 5.00%, 5/1/2022	75,000	75,560

Series 2015B, GO, 5.00%, 3/1/2023	20,000	20,831

Series 2015A, GO, 5.00%, 5/1/2023	60,000	62,875

County of Hawkins

Series 2021C, GO, 3.00%, 3/1/2023	115,000	117,202

GO, 5.00%, 6/1/2023	25,000	26,195

County of Knox

Series 2017B, GO, 5.00%, 6/1/2022	30,000	30,333

Series 2020C, GO, 5.00%, 6/1/2022	30,000	30,333

Series 2020A, GO, 5.00%, 8/1/2022	30,000	30,547

County of Lawrence GO, 4.00%, 5/1/2022	25,000	25,138

SEE NOTES TO FINANCIAL STATEMENTS.

432	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Tennessee — continued

County of Lincoln GO, 5.00%, 5/1/2022	40,000	40,290

County of Madison

GO, 5.00%, 4/1/2022	100,000	100,363

GO, 5.00%, 4/1/2023	50,000	52,189

County of Maury GO, 5.00%, 4/1/2024	30,000	32,342

County of Montgomery, Public Improvement GO, 4.00%, 4/1/2022	40,000	40,115

County of Putnam

GO, 4.00%, 4/1/2022	75,000	75,215

GO, 5.00%, 4/1/2022	25,000	25,092

County of Rutherford

GO, 3.00%, 4/1/2022 (b)	20,000	20,041

GO, 4.00%, 4/1/2022	135,000	135,385

GO, 5.00%, 4/1/2022	235,000	235,859

Series 2013A, GO, 5.00%, 4/1/2022	40,000	40,146

County of Shelby

Series 2012A, GO, 4.00%, 3/1/2022	200,000	200,000

Series 2012A, GO, 5.00%, 3/1/2022	75,000	75,000

Series 2015A, GO, 5.00%, 4/1/2022	50,000	50,183

Series 2019B, GO, 5.00%, 4/1/2022	50,000	50,183

Series 2012A, GO, 4.00%, 3/1/2023	30,000	30,932

Series 2019B, GO, 5.00%, 4/1/2023	15,000	15,661

County of Shelby, Public Improvement

Series 2017A, GO, 5.00%, 4/1/2022	30,000	30,110

Series 2019A, GO, 5.00%, 4/1/2022	75,000	75,274

County of Sullivan

Series 2015A, GO, 5.00%, 4/1/2022	50,000	50,184

GO, 5.00%, 5/1/2022	50,000	50,369

County of Sumner, School and Public Improvement GO, 5.00%, 12/1/2022	155,000	159,846

County of Washington Series 2016A, GO, 4.00%, 6/1/2023	20,000	20,747

County of Williamson GO, 5.00%, 4/1/2022	35,000	35,129

County of Williamson, District School

GO, 5.00%, 4/1/2022 (b)	25,000	25,091

GO, 5.00%, 4/1/2023 (b)	30,000	31,320

County of Williamson, Public Improvement and School GO, 5.00%, 4/1/2023	25,000	26,105

County of Williamson, School and Public Improvement

Series 2015B, GO, 2.00%, 4/1/2022	100,000	100,127

GO, 5.00%, 5/1/2022	175,000	176,296

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Tennessee — continued

County of Wilson

Series 2017B, GO, 4.00%, 4/1/2022	50,000	50,144

Series 2017B, GO, 4.00%, 4/1/2023	25,000	25,835

Franklin Special School District, School Improvement GO, 4.00%, 6/1/2022	30,000	30,258

Greeneville Health and Educational Facilities Board, Ballad Health Obligated Group

Series 2018A, Rev., 5.00%, 7/1/2022	190,000	192,709

Series 2018A, Rev., 5.00%, 7/1/2024	145,000	152,306

Series 2018A, Rev., 5.00%, 7/1/2025	440,000	461,871

Hallsdale-Powell Utility District, Water and Sewer

Rev., 4.00%, 4/1/2022	50,000	50,142

Rev., 5.00%, 4/1/2023	45,000	46,965

Health Educational and Housing Facility Board of the City of Memphis (The), Burkle and Main Apartments Project Rev., 1.40%, 5/1/2022 (c)	125,000	125,138

Jackson Energy Authority, Wastewater System Rev., 5.00%, 12/1/2022	25,000	25,782

Johnson City Energy Authority, Electric System Rev., 5.00%, 5/1/2022	50,000	50,371

Knox County First Utility District, Water and Sewer Rev., 4.00%, 12/1/2022	20,000	20,487

Knox County Health Educational and Housing Facility Board, Covenant Health

Series 2012A, Rev., 4.00%, 1/1/2023	100,000	102,542

Series 2012A, Rev., 5.00%, 1/1/2024	85,000	87,620

Series 2012A, Rev., 5.00%, 1/1/2026	25,000	25,766

Knox County Health Educational and Housing Facility Board, Covenant Village Project, Multi-Family Rev., 0.30%, 8/1/2022 (c)	600,000	598,659

Mallory Valley Utility District, Waterworks System Rev., 5.00%, 9/1/2023	75,000	79,402

Memphis-Shelby County Airport Authority Series 2021D, Rev., 5.00%, 7/1/2022	50,000	50,708

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	433

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Tennessee — continued

Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Trevecca Nazarene University Project

Series 2021B, Rev., 4.00%, 10/1/2023	130,000	134,099

Series 2021B, Rev., 4.00%, 10/1/2024	170,000	177,067

Series 2021B, Rev., 4.00%, 10/1/2025	170,000	179,089

Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Vanderbilt University Medical Center

Series 2012D, Rev., 4.00%, 10/3/2022 (b)	150,000	152,798

Series 2012D, Rev., 5.00%, 10/3/2022 (b)	50,000	51,225

Metropolitan Government Nashville and Davidson County Sports Authority, Ballpark Project Series 2013A, Rev., 4.13%, 8/1/2023 (b)	40,000	41,753

Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Belmont University Rev., 5.00%, 5/1/2022	40,000	40,290

Metropolitan Government Nashville and Davidson County, Sports Authority, Public Improvement Series A, Rev., 5.00%, 7/1/2023	85,000	89,445

Metropolitan Government of Nashville and Davidson County

GO, 4.00%, 7/1/2022 (b)	20,000	20,222

GO, 5.00%, 7/1/2022	280,000	284,058

GO, 5.00%, 7/1/2022 (b)	240,000	243,454

Series 2015A, GO, 5.00%, 7/1/2022	210,000	213,043

Series 2015C, GO, 5.00%, 7/1/2022	250,000	253,623

Series 2013A, GO, 5.00%, 1/1/2023 (b)	50,000	51,709

Series 2013A, GO, 5.00%, 1/1/2023	70,000	72,410

GO, 5.00%, 7/1/2023	105,000	110,549

GO, 5.00%, 7/1/2023 (b)	80,000	84,250

Series A, GO, 5.00%, 7/1/2023	60,000	63,179

Metropolitan Government of Nashville and Davidson County, District Energy Series 2012A, GO, 4.00%, 10/1/2022	25,000	25,474

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Tennessee — continued

Metropolitan Government of Nashville and Davidson County, Electric System

Series 2015A, Rev., 5.00%, 5/15/2022	20,000	20,182

Series 2017A, Rev., 5.00%, 5/15/2022	80,000	80,730

Series 2017B, Rev., 5.00%, 5/15/2022	25,000	25,228

Series 2014A, Rev., 5.00%, 5/15/2023	20,000	20,965

Series 2017B, Rev., 5.00%, 5/15/2023	60,000	62,895

Metropolitan Government of Nashville and Davidson County, Water and Sewer

Rev., 2.50%, 7/1/2022 (b)	100,000	100,615

Series 2017A, Rev., 4.00%, 7/1/2022	50,000	50,560

Rev., 5.00%, 7/1/2022	95,000	96,377

Series 2020B, Rev., 5.00%, 7/1/2022	50,000	50,725

Rev., 5.00%, 7/1/2023 (b)	100,000	105,312

Series 2017B, Rev., 5.00%, 7/1/2023	25,000	26,321

Series 2020B, Rev., 5.00%, 7/1/2023	35,000	36,849

Metropolitan Nashville Airport Authority (The) Series 2015A, Rev., 4.00%, 7/1/2022	135,000	136,534

Shelby County Health Educational and Housing Facilities Board, Methodist Le Bonheur Healthcare

Series 2017A, Rev., 5.00%, 5/1/2022	345,000	347,496

Series 2017A, Rev., 5.00%, 5/1/2023	195,000	204,017

Series 2017A, Rev., 5.00%, 5/1/2025	160,000	177,537

Shelby County Health Educational and Housing Facilities Board, The Village of Germantown

Rev., 5.00%, 12/1/2022 (b)	325,000	334,837

Rev., 5.38%, 12/1/2022 (b)	80,000	82,675

State of Tennessee

Series 2012A, GO, 5.00%, 8/1/2022	40,000	40,717

Series 2019A, GO, 5.00%, 9/1/2022	90,000	91,921

Series 2021A, GO, 5.00%, 11/1/2022	20,000	20,563

SEE NOTES TO FINANCIAL STATEMENTS.

434	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Tennessee — continued

Tennessee Energy Acquisition Corp. Series 2006A, Rev., 5.25%, 9/1/2023	20,000	21,128

Tennessee Energy Acquisition Corp., Gas Project Series 2006A, Rev., 5.25%, 9/1/2022	160,000	163,330

Tennessee Housing Development Agency, Residential Finance Program Series 1C, Rev., 3.00%, 7/1/2023	25,000	25,511

Tennessee State School Bond Authority, Higher Educational Facilities Second Program

Series 2012A, Rev., 5.00%, 5/1/2022 (b)	20,000	20,145

Rev., 5.00%, 11/1/2022	310,000	319,001

Series 2013A, Rev., 5.00%, 11/1/2022 (b)	55,000	56,530

Series 2013A, Rev., 5.00%, 11/1/2022	25,000	25,726

Series 2018A, Rev., 5.00%, 11/1/2022	105,000	108,049

Series B, Rev., 5.00%, 11/1/2022	45,000	46,306

Series A, Rev., 5.00%, 11/1/2023	65,000	69,293

Series B, Rev., 5.00%, 11/1/2023	50,000	53,302

Series B, Rev., 5.00%, 11/1/2024	20,000	21,943

Town of Smyrna GO, 5.00%, 4/1/2024	30,000	32,342

Wilson County Tenth Special School District, Limited Obligation School GO, 4.00%, 4/1/2022	40,000	40,114

Total Tennessee		15,553,582

Texas — 7.1%

Addicks Utility District, Waterworks and Sewer System, Unlimited Tax GO, AGM, 4.00%, 9/1/2023	495,000	515,210

Alamo Community College District, Financing System Senior Lien Series 2012A, Rev., 5.00%, 11/1/2022	165,000	169,679

Alamo Community College District, Maintenance Tax GO, 5.00%, 2/15/2023	20,000	20,790

Alamo Regional Mobility Authority, Senior Lien Series 2022A, Rev., 5.00%, 6/15/2022	425,000	430,184

Alamo Regional Mobility Authority, Vehicle Registration Fee Senior Lien

Rev., 5.00%, 6/15/2022	135,000	136,647

Rev., 5.00%, 6/15/2023	50,000	52,529

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Texas — continued

Aldine Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2023	20,000	20,786

Aledo Independent School District, Unlimited Tax Series 2015A, GO, PSF-GTD, 5.00%, 2/15/2023	25,000	25,972

Allen Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2023	55,000	57,171

Alvin Independent School District, Unlimited Tax GO, PSF-GTD, 4.00%, 2/15/2023	35,000	36,047

Amarillo College GO, 5.00%, 2/15/2023	90,000	93,377

Amarillo College, Limited Tax GO, 3.00%, 2/15/2023	35,000	35,652

Arlington Higher Education Finance Corp.

Series 2021A, Rev., 5.00%, 8/15/2022	60,000	60,659

Series 2021A, Rev., 5.00%, 8/15/2023	155,000	160,066

Arlington Independent School District, Unlimited Tax

GO, PSF-GTD, 5.00%, 2/15/2023	55,000	57,150

Series 2014A, GO, PSF-GTD, 5.00%, 2/15/2023 (b)	25,000	25,983

Aubrey Independent School District, Capital Appreciation, Unlimited Tax GO, PSF-GTD, Zero Coupon, 2/15/2023	45,000	44,582

Austin Community College District GO, 5.00%, 8/1/2022	20,000	20,361

Austin Community College District Public Facility Corp., Hays New Campus Project Rev., 4.00%, 8/1/2022 (b)	25,000	25,348

Austin Community College District Public Facility Corp., Highland Campus—Building 3000 Project Rev., 5.00%, 8/1/2023	25,000	26,384

Austin Community College District Public Facility Corp., Highland Campus—Parking Garage Project Series 2018C, Rev., 5.00%, 8/1/2022	100,000	101,802

Austin Community College District Public Facility Corp., Round Rock Campus Rev., 5.00%, 8/1/2022	25,000	25,451

Austin Community College District, Combined Fee Series 2016A, Rev., 4.00%, 2/1/2023	150,000	154,298

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	435

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Texas — continued

Austin Community College District, Limited Tax

GO, 5.00%, 8/1/2022	50,000	50,903

GO, 5.00%, 8/1/2023	45,000	47,524

Austin Independent School District, Unlimited Tax

Series C, GO, 5.00%, 3/1/2022	425,000	500,238

GO, PSF-GTD, 5.00%, 8/1/2022	75,000	76,342

Series 2014B, GO, 5.00%, 8/1/2022	65,000	66,182

Series A, GO, PSF-GTD, 5.00%, 8/1/2022	50,000	50,895

Barbers Hill Independent School District, Unlimited Tax

GO, 5.00%, 2/15/2023	120,000	124,456

GO, PSF-GTD, 5.00%, 2/15/2023	70,000	72,695

Series 2014A, GO, PSF-GTD, 5.00%, 2/15/2023	65,000	67,503

Bastrop Independent School District, Unlimited Tax

Series 2013A, GO, PSF-GTD, 3.00%, 2/15/2023	70,000	71,404

GO, PSF-GTD, 5.00%, 2/15/2023	120,000	124,679

Bay City Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2025	40,000	44,239

Bexar County Hospital District, Limited Tax GO, 5.00%, 2/15/2023	400,000	415,556

Board of Regents of the University of Texas System, Financing System

Series 2006C, Rev., 5.00%, 8/15/2022	30,000	30,594

Series 2010B, Rev., 5.00%, 8/15/2022	225,000	229,457

Series 2012A, Rev., 5.00%, 8/15/2022	175,000	178,466

Series 2012B, Rev., 5.00%, 8/15/2022	30,000	30,594

Series 2012B, Rev., 5.00%, 8/15/2022 (b)	595,000	606,758

Series 2014A, Rev., 5.00%, 8/15/2022	20,000	20,396

Series 2016C, Rev., 5.00%, 8/15/2022	105,000	107,080

Series 2016D, Rev., 5.00%, 8/15/2022	100,000	101,981

Series 2016E, Rev., 5.00%, 8/15/2022	255,000	260,051

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Texas — continued

Series 2016H, Rev., 5.00%, 8/15/2022	40,000	40,792

Series 2016-I, Rev., 5.00%, 8/15/2022	435,000	443,616

Series 2016J, Rev., 5.00%, 8/15/2022	155,000	158,070

Series 2017C, Rev., 5.00%, 8/15/2022	70,000	71,387

Series 2006C, Rev., 5.00%, 8/15/2023	175,000	185,131

Series 2012A, Rev., 5.00%, 8/15/2023	20,000	21,158

Series 2016C, Rev., 5.00%, 8/15/2023	30,000	31,737

Series 2016D, Rev., 5.00%, 8/15/2023	75,000	79,342

Series 2017C, Rev., 5.00%, 8/15/2023	110,000	116,368

Brazoria County Municipal Utility District No. 17, Unlimited Tax GO, AGM, 4.00%, 9/1/2023	50,000	52,041

Brazoria-Fort Bend County Municipal Utility District No. 1 GO, 2.00%, 9/1/2022	80,000	80,486

Brazos River Authority, Williamson County Regional Raw Water Line Project Rev., 3.00%, 9/1/2022	65,000	65,750

Brazosport Water Authority, Water Supply System Series 2015C, Rev., 4.00%, 9/1/2022	25,000	25,400

Brock Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2022	55,000	56,089

Brushy Creek Municipal Utility District, Unlimited Tax GO, 3.00%, 6/1/2022	25,000	25,147

Bryan Independent School District, Unlimited Tax

GO, PSF-GTD, 3.25%, 2/15/2023	180,000	184,123

GO, PSF-GTD, 4.00%, 2/15/2023	185,000	190,551

Buna Independent School District, School Building, Unlimited Tax GO, PSF-GTD, 2.25%, 8/15/2023	80,000	80,765

Burleson Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/1/2023	25,000	25,913

Canadian River Municipal Water Authority, Conjunctive Use Groundwater Supply Project Rev., 5.00%, 2/15/2023	50,000	51,920

SEE NOTES TO FINANCIAL STATEMENTS.

436	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Texas — continued

Canyon Regional Water Authority , Tax-Exempt Rev., 5.00%, 8/1/2022	315,000	320,663

Canyon Regional Water Authority, Wells Ranch I Project Rev., 5.00%, 8/1/2022	50,000	50,899

Capital Area Housing Finance Corp., Multi-Family Housing, Mission Trail at El Camino Real Apartments Rev., 2.10%, 9/1/2022 (c)	125,000	125,095

Carrizo Springs Consolidated Independent School District, Unlimited Tax GO, PSF-GTD, 4.00%, 8/15/2022 (b)	60,000	60,901

Carroll Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2023	60,000	62,369

Carrollton-Farmers Branch Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2023	25,000	25,975

Cedar Hill Independent School District, Unlimited Tax

Series 2012-A, GO, PSF-GTD, 5.00%, 8/15/2022 (b)	30,000	30,593

Series 2012-A, GO, PSF-GTD, Zero Coupon, 2/15/2023	240,000	237,885

GO, PSF-GTD, 5.00%, 2/15/2023 (b)	50,000	51,967

Series 2013A, GO, PSF-GTD, 5.00%, 2/15/2023	75,000	77,960

Celina Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2022	50,000	50,977

Center Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2023	45,000	46,719

Central Texas Regional Mobility Authority, Subordinated Lien

Rev., 5.00%, 1/1/2023 (b)	430,000	444,333

Series 2020F, Rev., BAN, 5.00%, 1/1/2025	670,000	722,130

Central Texas Turnpike System

Series 2002-A, Rev., AMBAC, Zero Coupon, 8/15/2022	125,000	124,537

Series 2002-A, Rev., AGM-CR, AMBAC, Zero Coupon, 8/15/2022	30,000	29,898

Series 2012-A, Rev., 5.00%, 8/15/2022 (b)	965,000	983,824

Series 2012-A, Rev., AGM-CR, 5.00%, 8/15/2022 (b)	200,000	203,906

Series C, Rev., 5.00%, 8/15/2022	175,000	177,631

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Texas — continued

Chambers County Improvement District No. 1, Unlimited Tax GO, 3.00%, 9/1/2022	30,000	30,307

Chico Independent School District GO, PSF-GTD, 6.00%, 2/15/2023	50,000	52,408

City of Abilene

GO, 4.00%, 2/15/2023	160,000	164,755

GO, 5.00%, 2/15/2024	25,000	26,817

City of Albany, Combination Tax GO, AGM, 4.00%, 2/1/2023	30,000	30,729

City of Allen, Collin County GO, 4.00%, 8/15/2022	40,000	40,604

City of Amarillo

GO, 4.00%, 5/15/2022	25,000	25,178

GO, 4.00%, 2/15/2023	25,000	25,743

Rev., 5.00%, 4/1/2023	20,000	20,875

City of Amarillo, Waterworks and Sewer System Rev., 5.00%, 4/1/2022	40,000	40,147

City of Arlington, Permanent Improvement

Series B, GO, 3.00%, 8/15/2022	25,000	25,267

GO, 5.00%, 8/15/2023	25,000	26,440

City of Arlington, Special Tax Rev., 4.00%, 2/15/2023	45,000	46,285

City of Arlington, Water and Wastewater System

Series 2013B, Rev., 3.00%, 6/1/2022	50,000	50,302

Series 2013A, Rev., 3.00%, 6/1/2023	50,000	51,276

City of Austin

GO, 5.00%, 5/1/2022	55,000	55,405

GO, 5.00%, 9/1/2022	590,000	602,711

Series 2011A, GO, 5.00%, 9/1/2022	75,000	76,616

GO, 5.00%, 9/1/2023	25,000	26,479

City of Austin, Water and Wastewater System Series 2015A-1, Rev., 5.00%, 11/15/2022	130,000	133,876

City of Austin, Electric Utility System

Series 2015A, Rev., 5.00%, 11/15/2022	120,000	123,587

Series 2012A, Rev., 5.00%, 11/15/2024	495,000	509,759

Rev., 5.00%, 11/15/2025	20,000	20,591

City of Austin, Public Improvement

GO, 5.00%, 9/1/2022	335,000	342,210

GO, 5.00%, 11/1/2022	25,000	25,705

GO, 5.00%, 9/1/2023	70,000	74,141

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	437

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Texas — continued

City of Austin, Public Property Financing GO, 5.00%, 11/1/2022	85,000	87,399

City of Austin, Water and Wastewater System

Rev., 5.00%, 11/15/2022	100,000	102,982

Series 2013A, Rev., 5.00%, 5/15/2023 (b)	10,000	10,474

Rev., 5.00%, 11/15/2023	20,000	20,581

Series 2013A, Rev., 5.00%, 11/15/2023	10,000	10,470

Series 2013A, Rev., 5.00%, 11/15/2024	25,000	26,188

City of Baytown GO, 5.00%, 2/1/2023	410,000	425,241

City of Beaumont

GO, 5.00%, 3/1/2022 (b)	65,000	65,000

Series 2020A, GO, 5.00%, 3/1/2022	65,000	65,000

GO, 5.00%, 3/1/2023	130,000	135,180

City of Beaumont, Waterworks & Sewer System

Rev., 5.00%, 9/1/2022 (b)	55,000	56,182

Series A, Rev., AGM, 5.00%, 9/1/2022	105,000	107,198

City of Boerne GO, 4.00%, 3/1/2022	175,000	175,000

City of Brownsville, Utilities System

Rev., AGM, 5.00%, 9/1/2022	150,000	153,065

Series 2013A, Rev., 5.00%, 9/1/2022	425,000	433,683

Series 2013A, Rev., 5.00%, 9/1/2023	100,000	105,516

Series 2013A, Rev., 5.00%, 9/1/2024	225,000	237,410

City of Bryan

GO, 3.00%, 8/15/2022	30,000	30,319

GO, 4.00%, 8/15/2022	165,000	167,501

City of Bryan, Electric System

Rev., 5.00%, 7/1/2023	15,000	15,776

Series 2021A, Rev., 5.00%, 7/1/2023	200,000	210,351

Series 2021A, Rev., 5.00%, 7/1/2024	245,000	265,354

City of Bryan, Rural Electric System

Rev., 5.00%, 7/1/2022	165,000	167,380

Rev., 5.00%, 7/1/2023	10,000	10,517

Rev., AGM, 5.00%, 7/1/2024	490,000	530,944

City of Bryan, Waterworks and Sewer System Rev., 4.00%, 7/1/2022	70,000	70,788

City of Buda GO, 5.00%, 8/15/2024	20,000	21,787

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Texas — continued

City of Buda, Combination Tax GO, 5.00%, 8/15/2022	105,000	107,056

City of Burleson

GO, 4.00%, 3/1/2022	35,000	35,000

GO, 5.00%, 3/1/2023	370,000	384,781

City of Cedar Hill, Refunding and Improvement

GO, 5.00%, 2/15/2023	25,000	25,940

GO, 5.00%, 2/15/2025	40,000	44,178

City of Cedar Park, Refunding and Improvement GO, 5.00%, 2/15/2023	30,000	31,149

City of Cedar Park, Utility System Rev., 3.00%, 8/15/2022	25,000	25,262

City of Cleveland GO, 3.00%, 3/1/2022	40,000	40,000

City of College Station GO, 5.00%, 2/15/2023	50,000	51,974

City of Conroe

Series 2019B, GO, 5.00%, 11/15/2022	60,000	61,767

Series 2018B, GO, 5.00%, 11/15/2024	25,000	27,446

Series 2019A, GO, 5.00%, 3/1/2025	35,000	38,728

City of Coppell, Combination Tax and Limited Surplus GO, 5.00%, 2/1/2023	50,000	51,887

City of Copperas Cove GO, 4.00%, 8/15/2025	25,000	27,110

City of Corinth, Combination Tax GO, 5.00%, 2/15/2023	25,000	25,965

City of Corpus Christi GO, 5.00%, 3/1/2023	90,000	93,660

City of Corpus Christi, General Improvement

GO, 5.00%, 3/1/2022	300,000	300,000

GO, 5.00%, 3/1/2023	110,000	114,473

Series 2020A, GO, 5.00%, 3/1/2023	45,000	46,830

City of Corpus Christi, Junior Lien Utility System

Rev., 5.00%, 7/15/2022	355,000	360,738

Series 2020A, Rev., 5.00%, 7/15/2022	50,000	50,808

Rev., 5.00%, 7/15/2023 (b)	25,000	26,349

Series 2020A, Rev., 5.00%, 7/15/2023	75,000	79,077

City of Dallas

GO, 5.00%, 2/15/2023	945,000	982,305

Series 2020A, GO, 5.00%, 2/15/2023	50,000	51,974

SEE NOTES TO FINANCIAL STATEMENTS.

438	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Texas — continued

Series 2019A, GO, 5.00%, 2/15/2024	220,000	236,436

GO, 5.00%, 2/15/2025	100,000	107,390

Series 2013A, GO, 5.00%, 2/15/2025	25,000	25,960

GO, 5.00%, 2/15/2026	185,000	198,374

GO, 5.00%, 2/15/2027	160,000	171,406

City of Dallas Housing Finance Corp., Multi-Family, Palladium Redbird Rev., 1.50%, 4/1/2022 (c)	15,130,000	15,139,940

City of Dallas, Equipment Acquisition Contract

GO, 5.00%, 2/15/2023	215,000	223,487

Series 2020B, GO, 5.00%, 2/15/2023	40,000	41,579

City of Dallas, Waterworks and Sewer System

Rev., 5.00%, 10/1/2022 (b)	75,000	75,253

Series 2012A, Rev., 5.00%, 10/1/2022	50,000	51,240

Series 2016A, Rev., 5.00%, 10/1/2022	35,000	35,868

Series 2020C, Rev., 5.00%, 10/1/2022	70,000	71,735

Series 2012A, Rev., 5.00%, 10/1/2023	70,000	71,619

City of Deer Park

GO, 3.00%, 3/15/2022	50,000	50,045

GO, 3.00%, 3/15/2024	25,000	25,894

City of Denton

GO, 3.00%, 2/15/2023	50,000	50,979

GO, 5.00%, 2/15/2023	45,000	46,732

City of Denton, Utility System Rev., 5.00%, 12/1/2022	1,665,000	1,715,779

City of DeSoto Series 2020D, GO, 5.00%, 2/15/2023	165,000	171,272

City of Eagle Pass GO, AGM, 5.00%, 3/1/2023	25,000	26,006

City of Eagle Pass, Limited Tax GO, 4.00%, 3/1/2022	75,000	75,000

City of Edinburg

GO, 4.50%, 3/1/2022	105,000	105,000

GO, 5.00%, 3/1/2022	65,000	65,000

City of EI Paso, Combination Tax GO, 5.00%, 8/15/2022	85,000	86,688

City of El Paso

GO, 4.00%, 8/15/2022 (b)	80,000	81,220

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Texas — continued

GO, 5.00%, 8/15/2022	135,000	137,680

Series 2019A, GO, 5.00%, 8/15/2022	170,000	173,375

Series 2014A, GO, 5.00%, 8/15/2023	300,000	317,277

City of El Paso Municipal Drainage Utility System

Rev., 4.00%, 3/1/2022 (b)	25,000	25,000

Rev., 5.00%, 3/1/2022	135,000	135,000

City of El Paso, Combination Tax GO, 5.00%, 8/15/2022	25,000	25,496

City of El Paso, Water and Sewer System

Rev., 4.00%, 3/1/2022	50,000	50,000

Series 2012A, Rev., 4.00%, 3/1/2022 (b)	40,000	40,000

Rev., 5.00%, 3/1/2022	140,000	140,000

Rev., 5.00%, 3/1/2022 (b)	105,000	105,000

Series 2012A, Rev., 5.00%, 3/1/2022	50,000	50,000

Series 2012A, Rev., 5.00%, 3/1/2022 (b)	25,000	25,000

Rev., 5.00%, 3/1/2023	155,000	161,382

City of Farmers Branch GO, 4.00%, 2/15/2025	35,000	37,689

City of Farmers Branch, Combination Tax GO, 5.00%, 2/15/2023	30,000	31,152

City of Forney, Tax and Waterworks and Sewer System GO, 2.25%, 2/15/2023	35,000	35,420

City of Fort Worth GO, 5.00%, 3/1/2022	40,000	40,000

City of Fort Worth, Drainage Utility System

Rev., 4.00%, 2/15/2023	30,000	30,892

Rev., 5.00%, 2/15/2023	30,000	31,178

City of Fort Worth, Water and Sewer System Improvement Series 2015A, GO, 5.00%, 3/1/2022	470,000	470,000

City of Friendswood, Waterworks and Sewer System Rev., 4.00%, 3/1/2022	100,000	100,000

City of Frisco

GO, 5.00%, 2/15/2023	250,000	259,869

Series 2011, GO, 5.00%, 2/15/2023	45,000	45,150

Series 2015A, GO, 5.00%, 2/15/2023	15,000	15,592

GO, 5.00%, 2/15/2025	35,000	38,731

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	439

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Texas — continued

City of Garland

GO, 5.00%, 2/15/2023	55,000	57,166

Series 2015A, GO, 5.00%, 2/15/2023	25,000	25,984

City of Garland, Electric Utility System

Rev., 5.00%, 3/1/2022	415,000	415,000

Series 2019A, Rev., 5.00%, 3/1/2022	735,000	735,000

Rev., 5.00%, 3/1/2023	1,040,000	1,081,801

Series 2016A, Rev., 5.00%, 3/1/2023	20,000	20,803

Series 2016B, Rev., 5.00%, 3/1/2023	490,000	509,675

Series 2019A, Rev., 5.00%, 3/1/2023	540,000	561,683

Rev., 5.00%, 3/1/2025	250,000	274,998

Series 2019A, Rev., 5.00%, 3/1/2025	3,480,000	3,827,965

Rev., 5.00%, 3/1/2026	250,000	282,065

Series 2019A, Rev., 5.00%, 3/1/2026	240,000	270,783

City of Garland, Water and Sewer System

Rev., 3.00%, 3/1/2022	25,000	25,000

Rev., 5.00%, 3/1/2023	25,000	26,022

Series 2014A, Rev., 5.00%, 3/1/2023	105,000	109,291

City of Georgetown

GO, 4.00%, 8/15/2022	145,000	147,197

GO, 5.00%, 8/15/2022	155,000	158,049

City of Georgetown, Combination Tax GO, 5.00%, 8/15/2022	25,000	25,492

City of Granbury Series 2016A, GO, 4.00%, 8/15/2025	35,000	38,103

City of Granbury, Combination Tax GO, 5.00%, 8/15/2022	35,000	35,687

City of Grand Prairie

GO, 3.00%, 2/15/2023	45,000	45,902

Series 2019A, GO, 4.00%, 2/15/2023	25,000	25,738

GO, 5.00%, 2/15/2023	200,000	207,798

City of Grapevine

GO, 4.00%, 2/15/2023	40,000	41,165

GO, 5.00%, 2/15/2023	125,000	129,825

City of Grapevine, Combination Tax Series 2015A, GO, 5.00%, 8/15/2022	220,000	224,307

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Texas — continued

City of Harlingen GO, 5.00%, 2/15/2023	20,000	20,760

City of Heath, Combination Tax and Surplus GO, 5.00%, 2/15/2025	40,000	44,178

City of Houston

Series 2019C, GO, 5.00%, 3/1/2022	110,000	110,000

Series 2016A, GO, 5.00%, 3/1/2024	35,000	37,673

City of Houston, Airport System, Subordinate Lien

Series 2012B, Rev., 5.00%, 7/1/2022 (b)	285,000	289,150

Series 2012B, Rev., 5.00%, 7/1/2022	55,000	55,758

Series 2018B, Rev., 5.00%, 7/1/2022	275,000	278,828

Series 2018D, Rev., 5.00%, 7/1/2022	120,000	121,654

Series 2018D, Rev., 5.00%, 7/1/2023	485,000	509,967

Series 2018D, Rev., 5.00%, 7/1/2026	45,000	51,298

Series 2020B, Rev., 5.00%, 7/1/2026	35,000	39,930

City of Houston, Combined Utility System, First Lien

Series 2014C, Rev., 5.00%, 5/15/2022	650,000	655,943

Series 2012D, Rev., 4.00%, 11/15/2022 (b)	80,000	81,796

Series 2012D, Rev., 5.00%, 11/15/2022 (b)	155,000	159,618

Series 2014D, Rev., 5.00%, 11/15/2022	355,000	365,636

Series 2016B, Rev., 5.00%, 11/15/2022	350,000	360,486

Series 2017B, Rev., 5.00%, 11/15/2022	25,000	25,749

Series 2018D, Rev., 5.00%, 11/15/2022	180,000	185,393

Series 2014C, Rev., 4.00%, 5/15/2023	100,000	103,706

Series 2014C, Rev., 5.00%, 5/15/2023	95,000	99,654

Series 2013B, Rev., 4.00%, 11/15/2023	25,000	26,246

Series 2002C, Rev., 5.00%, 11/15/2023	25,000	26,666

Series 2014D, Rev., 5.00%, 11/15/2023	175,000	186,666

SEE NOTES TO FINANCIAL STATEMENTS.

440	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Texas — continued

City of Houston, Combined Utility System, Junior Lien

Rev., AGM, Zero Coupon, 12/1/2022	160,000	158,964

Series A, Rev., AGM, Zero Coupon, 12/1/2024	85,000	81,566

City of Houston, Demolition Program Series 2013A, GO, 5.00%, 3/1/2023	30,000	31,238

City of Houston, Public Improvement

Series 2012A, GO, 4.00%, 3/1/2022	25,000	25,000

Series 2012A, GO, 5.00%, 3/1/2022 (b)	150,000	150,000

Series 2012A, GO, 5.00%, 3/1/2022	190,000	190,000

Series 2013A, GO, 5.00%, 3/1/2022	60,000	60,000

Series 2014A, GO, 5.00%, 3/1/2022	25,000	25,000

Series 2013A, GO, 5.00%, 3/1/2023 (b)	115,000	119,641

Series 2013A, GO, 5.00%, 3/1/2023	20,000	20,826

Series 2014A, GO, 5.00%, 3/1/2023	95,000	98,921

Series 2017A, GO, 5.00%, 3/1/2023	120,000	124,953

Series 2017A, GO, 5.00%, 3/1/2024	195,000	209,894

City of Hutto Series 2019A, GO, 5.00%, 8/1/2025	20,000	22,349

City of Irving GO, 5.00%, 9/15/2022	25,000	25,578

City of Irving, Waterworks and Sewer System Rev., 5.00%, 8/15/2022	25,000	25,495

City of Irving, Waterworks and Sewer System, New Lien Series 2017B, Rev., 5.00%, 8/15/2022	20,000	20,396

City of Kenedy, Combination Tax GO, 4.00%, 5/1/2025	25,000	27,010

City of Kyle GO, 4.00%, 8/15/2022	35,000	35,521

City of Lakeway GO, 4.00%, 2/1/2024	45,000	47,281

City of Lancaster GO, 5.00%, 2/15/2023	25,000	25,948

City of Laredo

GO, 4.00%, 2/15/2023	20,000	20,588

GO, 5.00%, 2/15/2023	235,000	244,139

GO, 5.00%, 2/15/2024	75,000	78,693

City of Laredo, Combination Tax GO, 5.00%, 2/15/2025	40,000	44,153

City of Laredo, Waterworks and Sewer System

Rev., AGM, 3.50%, 3/1/2022 (b)	300,000	300,000

Rev., AGM, 3.63%, 3/1/2022 (b)	215,000	215,000

City of League City GO, 5.00%, 2/15/2023	55,000	57,166

City of Leander, Combination Tax GO, 4.00%, 8/15/2022	25,000	25,370

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Texas — continued

City of Longview

GO, 4.00%, 6/1/2022	20,000	20,170

GO, 5.00%, 6/1/2022	60,000	60,659

GO, 5.00%, 6/1/2023	50,000	52,461

City of Lubbock

Series 2018A, GO, 3.00%, 2/15/2023	40,000	40,814

Series 2016A, GO, 4.00%, 2/15/2023	35,000	36,043

GO, 5.00%, 2/15/2023	125,000	129,910

GO, 5.00%, 2/15/2027	20,000	22,077

City of Lubbock Water and Wastewater System Series 2020A, Rev., 5.00%, 2/15/2023	45,000	46,768

City of Lubbock, Electric Light and Power System

Rev., 5.00%, 4/15/2022	205,000	206,094

Rev., 5.00%, 4/15/2023	25,000	26,124

Rev., 5.00%, 4/15/2024	400,000	431,583

Rev., 5.00%, 4/15/2025	125,000	138,929

City of Mansfield GO, 5.00%, 2/15/2023	20,000	20,782

City of Mansfield Waterworks and Sewer System Rev., 5.00%, 8/1/2022	110,000	111,982

City of Mansfield, Combination Tax GO, 2.00%, 2/15/2024	25,000	25,017

City of McAllen, Limited Tax GO, 5.00%, 2/15/2023	25,000	25,958

City of McAllen, Water and Sewer Rev., 5.00%, 2/1/2023	25,000	25,918

City of McKinney

GO, 5.00%, 8/15/2022	225,000	229,457

GO, 5.00%, 8/15/2023	30,000	31,728

Series 2020A, GO, 5.00%, 8/15/2023	180,000	190,366

GO, 5.00%, 8/15/2025	25,000	28,083

City of McKinney, Waterworks and Sewer System

Rev., 4.00%, 3/15/2022	20,000	20,025

Rev., 5.00%, 3/15/2022	95,000	95,155

Rev., 5.00%, 3/15/2023	45,000	46,895

City of Mesquite GO, 5.00%, 2/15/2023	30,000	31,173

City of Mesquite, Waterworks and Sewer System

Rev., 3.00%, 3/1/2022	140,000	140,000

Rev., 3.00%, 3/1/2023	45,000	45,943

Rev., 4.00%, 3/1/2023	75,000	77,314

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	441

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Texas — continued

City of Midland

GO, 5.00%, 3/1/2022	25,000	25,000

GO, 5.00%, 3/1/2023	45,000	46,830

Series 2018A, GO, 5.00%, 3/1/2025	70,000	77,390

City of Midland, Certificates of Obligation

GO, 5.00%, 3/1/2023	25,000	26,016

GO, 5.00%, 3/1/2025	40,000	44,223

City of Midlothian, Combination Tax, Navarro College District GO, 3.00%, 8/15/2024	25,000	26,043

City of Missouri City

GO, 5.00%, 6/15/2022	75,000	75,941

GO, 5.00%, 6/15/2023	55,000	57,804

GO, 5.00%, 6/15/2024	30,000	32,498

City of Missouri City, Combination Tax, Certificates of Obligation

Series 2018A, GO, 5.00%, 6/15/2022	20,000	20,251

Series 2018B, GO, 4.00%, 6/15/2025	25,000	27,045

City of Mont Belvieu, Certificates of Obligation

GO, 4.00%, 8/15/2022	100,000	101,465

GO, 5.00%, 8/15/2023	50,000	52,790

City of New Braunfels, Combination Tax, Certificates of Obligation

GO, 5.00%, 2/1/2023	60,000	62,259

GO, 5.00%, 2/1/2025	40,000	44,177

City of New Braunfels, Utility System

Rev., 5.00%, 7/1/2022	75,000	76,090

Rev., 5.00%, 7/1/2023	40,000	42,119

City of North Richland Hills GO, 3.00%, 2/15/2023	30,000	30,602

City of North Richland Hills, Waterworks and Sewer System GO, 4.00%, 2/15/2023	30,000	30,886

City of Odessa

GO, 5.00%, 3/1/2022	75,000	75,000

GO, 4.00%, 3/1/2023	165,000	169,841

GO, 5.00%, 3/1/2023	495,000	514,422

GO, 5.00%, 3/1/2026	265,000	283,823

City of Pasadena

GO, 2.25%, 2/15/2023	45,000	45,574

Series 2012A, GO, 5.00%, 2/15/2024	55,000	55,202

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Texas — continued

City of Pearland, Permanent Improvement

GO, 3.00%, 3/1/2022	525,000	525,000

GO, 4.00%, 3/1/2022	25,000	25,000

Series 2016B, GO, 5.00%, 3/1/2022	190,000	190,000

GO, 5.00%, 3/1/2023	115,000	119,594

Series 2016A, GO, 5.00%, 3/1/2023	30,000	31,198

GO, 5.00%, 3/1/2024	40,000	42,907

Series 2016B, GO, 5.00%, 3/1/2024	25,000	26,817

City of Pearland, Waterworks and Sewer System Series 2019B, Rev., 5.00%, 9/1/2022	190,000	193,968

City of Pflugerville, Limited Tax

GO, 5.00%, 8/1/2022 (b)	100,000	101,807

GO, 5.00%, 8/1/2022	370,000	376,699

City of Plano

GO, 5.00%, 9/1/2022	240,000	245,195

GO, 5.00%, 9/1/2023	60,000	62,914

City of Plano, Waterworks and Sewer System

Rev., 4.00%, 5/1/2022	30,000	30,170

Rev., 5.00%, 5/1/2023	25,000	26,162

City of Port Aransas, Combination Tax, Certificates of Obligation GO, 4.00%, 2/1/2025	25,000	26,906

City of Portland, Combination Tax, Certificates of Obligation GO, 4.00%, 8/15/2023	25,000	26,051

City of Richardson GO, 5.00%, 2/15/2023	85,000	88,331

City of Richardson, Combination Tax, Certificates of Obligation

GO, 3.00%, 2/15/2023	45,000	45,911

GO, 4.00%, 2/15/2023	100,000	102,972

GO, 4.50%, 2/15/2023	30,000	31,034

GO, 5.00%, 2/15/2023	100,000	103,918

City of Richland Hills, Combination Tax, Certificates of Obligation GO, 4.00%, 8/15/2022	25,000	25,378

City of Roanoke, Combination Tax, Certificates of Obligation GO, 3.00%, 8/15/2022	25,000	25,258

City of Rockwall, Certificates of Obligation GO, 4.00%, 8/1/2022	25,000	25,345

City of Rosenberg Series 2017A, GO, 3.00%, 3/1/2022	100,000	100,000

SEE NOTES TO FINANCIAL STATEMENTS.

442	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Texas — continued

City of Round Rock

GO, 3.00%, 8/15/2022	70,000	70,758

GO, 5.00%, 8/15/2022	20,000	20,397

City of Round Rock, Utility System Rev., 5.00%, 8/1/2022	100,000	101,823

City of Rowlett, Waterworks and Sewer System Rev., 3.00%, 3/1/2022	150,000	150,000

City of Sachse, Combination Tax and Limited Surplus Series 2017A, GO, 4.00%, 2/15/2025	65,000	69,778

City of San Angelo, Combination Tax, Certificates of Obligation

GO, 3.00%, 2/15/2023	50,000	50,969

GO, 5.00%, 2/15/2023	80,000	83,065

City of San Antonio GO, 5.00%, 8/1/2022	80,000	81,442

City of San Antonio, Certificates of Obligation, Combination Tax GO, 5.00%, 8/1/2022	105,000	106,892

City of San Antonio, Drainage Utility System

Rev., 5.00%, 2/1/2024	100,000	103,695

Rev., 5.00%, 2/1/2027	50,000	51,835

City of San Antonio, Electric and Gas Systems

Rev., 5.00%, 2/1/2023	1,630,000	1,686,172

Rev., 3.00%, 2/1/2024	175,000	176,492

Rev., 5.00%, 2/1/2024	185,000	192,480

Rev., 5.25%, 2/1/2024	260,000	279,813

Rev., 5.00%, 2/1/2025	50,000	50,901

City of San Antonio, General Improvement GO, 5.00%, 8/1/2022	50,000	50,901

City of San Marcos GO, 3.00%, 8/15/2022	75,000	75,791

City of San Marcos, Combination Tax, Certificates of Obligation

GO, 5.00%, 8/15/2023	60,000	63,419

GO, 5.00%, 8/15/2024	35,000	38,154

City of Seguin

GO, 4.00%, 9/1/2022	25,000	25,400

GO, 5.00%, 9/1/2022	75,000	76,570

City of Seguin, Combination Tax, Certificates of Obligation Series 2016A, GO, 5.50%, 9/1/2022	25,000	25,585

City of Sherman, Combination Tax, Certificates of Obligation

GO, 5.00%, 8/15/2022	25,000	25,491

GO, 5.00%, 8/15/2024	25,000	27,240

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Texas — continued

City of Southlake GO, 5.00%, 2/15/2023	50,000	51,954

City of Sugar Land GO, 5.00%, 2/15/2023	45,000	46,776

City of Sugar Land, Waterworks and Sewer System

Rev., 4.00%, 8/15/2022	70,000	71,051

Rev., 5.00%, 8/15/2022	125,000	127,441

Rev., 5.00%, 8/15/2023	55,000	58,094

City of Temple

GO, 4.00%, 8/1/2022	35,000	35,492

GO, 5.00%, 8/1/2022	140,000	142,547

City of Temple, Combination Tax, Certificates of Obligation

GO, 2.00%, 8/1/2022	150,000	150,834

GO, 4.00%, 8/1/2022	20,000	20,276

GO, 5.00%, 8/1/2022	25,000	25,449

City of The Colony, Combination Tax, Certificates of Obligation

GO, 5.00%, 2/15/2023	35,000	36,337

GO, 5.00%, 8/15/2023	60,000	63,357

City of Tyler, Water and Sewer System Rev., 5.00%, 9/1/2022	20,000	20,433

City of Victoria GO, 5.00%, 8/15/2022	55,000	56,064

City of Victoria, Utility System Rev., 5.00%, 12/1/2022	165,000	169,969

City of Waco GO, 5.00%, 2/1/2023	25,000	25,939

City of Waco, Certificates of Obligation GO, 5.00%, 2/1/2023	40,000	41,502

City of Waco, Combination Tax, Certificates of Obligation

GO, 5.00%, 2/1/2023	145,000	150,445

GO, 5.00%, 2/1/2024	20,000	21,465

GO, 5.00%, 2/1/2025	30,000	33,151

City of Waxahachie

GO, 4.00%, 8/1/2022	100,000	101,377

Series 2016B, GO, 5.00%, 8/1/2022	195,000	198,490

GO, 4.00%, 8/1/2023	35,000	36,447

City of Waxahachie, Combination Tax, Certificates of Obligation

GO, 5.00%, 8/1/2022	45,000	45,805

GO, 4.00%, 8/1/2024	25,000	26,628

City of Weatherford

GO, 3.00%, 3/1/2022	100,000	100,000

GO, 4.00%, 3/1/2023	65,000	66,999

GO, 4.00%, 3/1/2025	30,000	32,262

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	443

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Texas — continued

City of Weatherford, Utility System Rev., AGM, 5.00%, 9/1/2022	30,000	30,639

City of Weslaco, Certificates of Obligation GO, 5.00%, 2/15/2024	20,000	21,422

City of Wichita Falls Series 2018B, GO, 4.00%, 10/1/2022	100,000	101,860

City of Wichita Falls, Water and Sewer System Rev., 5.00%, 8/1/2022	75,000	76,336

City of Windcrest Series 2019B, GO, 5.00%, 2/15/2023	75,000	77,807

City of Woodway GO, 5.00%, 8/15/2023	25,000	26,436

City of Wylie GO, 5.00%, 2/15/2023	135,000	140,237

City of Wylie, Combination Tax, Certificates of Obligation GO, 4.00%, 2/15/2023	40,000	41,150

Clear Lake City Water Authority

GO, 4.00%, 3/1/2022	105,000	105,000

GO, 4.00%, 3/1/2023	145,000	149,254

Clifton Higher Education Finance Corp., Idea Public Schools

Rev., PSF-GTD, 4.00%, 8/15/2022	25,000	25,349

Rev., PSF-GTD, 4.00%, 8/15/2023	60,000	62,521

Rev., PSF-GTD, 5.00%, 8/15/2023	530,000	559,890

Collin County Community College District, Limited Tax GO, 5.00%, 8/15/2022	30,000	30,590

Colorado Independent School District GO, PSF-GTD, 4.38%, 8/15/2023 (b)	25,000	26,197

Columbia-Brazoria Independent School District, Unlimited Tax GO, PSF-GTD, 3.00%, 2/1/2025	200,000	209,083

Comal Independent School District, Capital Appreciation Series 2005-A, GO, PSF-GTD, Zero Coupon, 2/1/2023	50,000	49,584

Comal Independent School District, Unlimited Tax

GO, PSF-GTD, 5.00%, 2/1/2023	20,000	20,760

Series 2015A, GO, PSF-GTD, 5.00%, 2/1/2023	20,000	20,760

GO, PSF-GTD, 5.00%, 2/1/2025	55,000	60,512

Series B, GO, PSF-GTD, 5.00%, 2/1/2025	25,000	26,772

Community Independent School District, Unlimited Tax GO, PSF-GTD, 3.00%, 2/15/2023	45,000	45,907

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Texas — continued

Conroe Independent School District, School Building, Unlimited Tax Series 2016A, GO, PSF-GTD, 5.00%, 2/15/2023	120,000	124,737

Conroe Independent School District, Unlimited Tax, School Building Series 2014A, GO, PSF-GTD, 5.00%, 2/15/2023	20,000	20,790

Coppell Independent School District, Unlimited Tax

GO, PSF-GTD, 5.00%, 8/15/2022	70,000	71,387

Series 2016D, GO, 5.00%, 8/15/2022	75,000	76,489

Series 2019A, GO, 5.00%, 8/15/2022	45,000	45,893

Series 2019A, GO, 5.00%, 8/15/2023	40,000	42,298

Coppell Recreational Development Corp. Rev., 5.00%, 8/1/2023	25,000	26,340

Corpus Christi Independent School District, Unlimited Tax GO, PSF-GTD, 3.00%, 8/15/2022	35,000	35,374

Cotulla Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2023	25,000	25,972

County of Bexar GO, 5.00%, 6/15/2023	60,000	63,091

County of Bexar, Combination Tax, Certificates of Obligation

Series 2013B, GO, 5.00%, 6/15/2022	75,000	75,952

Series 2016B, GO, 5.00%, 6/15/2022	70,000	70,889

Series 2013A, GO, 4.00%, 6/15/2023 (b)	100,000	103,892

Series 2013B, GO, 5.00%, 6/15/2023 (b)	35,000	36,809

County of Bexar, Combined Venue Project Rev., 5.00%, 8/15/2022 (b)	100,000	101,976

County of Bexar, Flood Control Tax

GO, 5.00%, 6/15/2022	80,000	81,016

GO, 5.00%, 6/15/2024	45,000	48,789

County of Bexar, Limited Tax

GO, 5.00%, 6/15/2022	55,000	55,698

Series 2020A, GO, 5.00%, 6/15/2022	20,000	20,254

County of Brazoria, Certificates of Obligation GO, 5.00%, 3/1/2022	30,000	30,000

SEE NOTES TO FINANCIAL STATEMENTS.

444	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Texas — continued

County of Brazoria, Unlimited and Limited Tax GO, 4.00%, 3/1/2022	50,000	50,000

County of Brazos, Certificates of Obligation GO, 5.00%, 9/1/2022	25,000	25,536

County of Brazos, Limited Tax GO, 5.00%, 9/1/2022	70,000	71,501

County of Cameron, Certificates of Obligation

GO, 4.00%, 2/15/2023	70,000	72,046

Series B, GO, 4.00%, 2/15/2023	25,000	25,731

County of Collin, Permanent Improvement, Limited Tax GO, 5.00%, 2/15/2023	145,000	150,710

County of Comal, Combination Tax, Certificates of Obligation Series 2017A, GO, 3.00%, 2/1/2023	25,000	25,473

County of Comal, Limited Tax

GO, 3.00%, 2/1/2023	35,000	35,662

GO, 4.00%, 2/1/2023	160,000	164,481

GO, 4.00%, 2/1/2025	35,000	37,648

County of Denton GO, 4.00%, 5/15/2022	50,000	50,352

County of Denton, Permanent Improvement

GO, 4.00%, 7/15/2022	50,000	50,626

GO, 4.00%, 7/15/2022 (b)	30,000	30,378

GO, 5.00%, 7/15/2022	150,000	152,430

Series 2019A, GO, 5.00%, 7/15/2023	50,000	52,725

County of El Paso GO, 5.00%, 2/15/2023	30,000	31,123

County of Falls GO, 5.00%, 9/1/2022	25,000	25,510

County of Fort Bend Series B, GO, 5.00%, 3/1/2023	100,000	104,117

County of Fort Bend, Certificates of Obligation GO, 5.00%, 3/1/2022	75,000	75,000

County of Fort Bend, Toll Road Rev., 5.00%, 3/1/2022	65,000	65,000

County of Fort Bend, Unlimited Tax

GO, 5.00%, 3/1/2022	50,000	50,000

Series 2016B, GO, 5.00%, 3/1/2022	35,000	35,000

GO, 5.00%, 3/1/2023	25,000	26,029

County of Fort Bend, Unlimited Tax, Subordinate Lien, Toll Road

GO, 5.00%, 3/1/2022 (b)	55,000	55,000

GO, 5.00%, 3/1/2022	220,000	220,000

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Texas — continued

County of Galveston, Limited Tax

GO, 5.00%, 2/1/2024	50,000	53,496

GO, 5.00%, 2/1/2025	30,000	33,060

County of Galveston, Unlimited Tax Road GO, 4.00%, 2/1/2023	70,000	71,921

County of Grayson, Pass-Through Toll, Limited Tax GO, 4.50%, 1/1/2023	50,000	51,494

County of Harris

Series B, GO, 5.00%, 10/1/2022	20,000	20,501

Series 2012A, GO, 5.00%, 10/1/2023	30,000	30,697

GO, 5.13%, 8/15/2024	80,000	84,602

Series 2012A, GO, 5.00%, 8/15/2026	30,000	30,590

County of Harris, Permanent Improvement Series 2017A, GO, 5.00%, 10/1/2023	25,000	26,559

County of Harris, Senior Lien, Toll Road Series 2015B, Rev., 5.00%, 8/15/2023	25,000	26,447

County of Harris, Subordinate Lien Series 2019B, GO, 5.00%, 8/15/2022	65,000	66,288

County of Harris, Subordinated Lien

GO, 5.00%, 8/15/2022	85,000	86,684

Series 2007C, GO, 5.25%, 8/15/2024	280,000	307,129

County of Harris, Toll Road, Senior Lien

Series 2015B, Rev., 5.00%, 8/15/2022	380,000	387,527

Series 2016A, Rev., 5.00%, 8/15/2022	570,000	581,290

Series 2016A, Rev., 5.00%, 8/15/2023	190,000	200,999

Series 2016A, Rev., 5.00%, 8/15/2024	60,000	65,498

Series 2012C, Rev., 5.00%, 8/15/2025	405,000	412,761

County of Harris, Unlimited Tax

GO, 5.00%, 10/1/2022	50,000	51,251

Series 2017A, GO, 5.00%, 10/1/2022	20,000	20,501

Series 2019A, GO, 5.00%, 10/1/2022	45,000	46,126

Series 2012A, GO, 5.00%, 10/1/2024	25,000	25,623

County of Hays, Limited Tax

GO, 3.25%, 2/15/2023 (b)	20,000	20,440

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	445

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Texas — continued

GO, 4.00%, 2/15/2023 (b)	20,000	20,588

GO, 5.00%, 2/15/2023	165,000	171,272

GO, 5.00%, 2/15/2025	35,000	38,688

County of Hays, Pass Through Toll

GO, 4.25%, 2/15/2023 (b)	25,000	25,794

GO, 4.50%, 2/15/2023 (b)	50,000	51,706

County of Hays, Unlimited Tax GO, 4.00%, 2/15/2023	40,000	41,142

County of Hidalgo GO, 5.00%, 8/15/2023	20,000	21,119

County of Hidalgo, Limited Tax Series 2019B, GO, 5.00%, 8/15/2023	20,000	21,119

County of Jefferson GO, 5.00%, 8/1/2022	75,000	75,977

County of Kendall, Limited Tax GO, 4.00%, 3/1/2023	25,000	25,731

County of Lubbock GO, 5.00%, 2/15/2023	265,000	275,461

County of Montgomery, Limited Tax Series 2014A, GO, 5.00%, 3/1/2022	110,000	110,000

County of Montgomery, Pass-Through Toll, Limited Tax

GO, 5.00%, 3/1/2022 (b)	50,000	50,000

GO, 5.00%, 3/1/2022 (b)	25,000	25,000

County of Montgomery, Unlimited Tax

GO, 5.00%, 3/1/2022	70,000	70,000

Series 2016A, GO, 5.00%, 3/1/2022	50,000	50,000

Series 2018B, GO, 5.00%, 3/1/2022	30,000	30,000

Series 2016A, GO, 5.00%, 3/1/2023	225,000	233,920

County of Nueces, Combination of Tax GO, 4.00%, 2/15/2025	25,000	26,905

County of Parker, Unlimited Tax GO, 5.00%, 2/15/2023	50,000	51,915

County of San Patricio GO, 4.00%, 4/1/2022	100,000	100,266

County of Taylor, Limited Tax GO, 5.00%, 2/15/2025	30,000	33,106

County of Titus, Unlimited Tax and Pass-Through Toll Series 2012-A, GO, 5.00%, 3/1/2022 (b)	50,000	50,000

County of Tom Green, Combination Tax and Limited Surplus GO, 5.00%, 2/1/2025	35,000	38,518

County of Travis, Limited Tax

GO, 5.00%, 3/1/2022	25,000	25,000

Series 2016A, GO, 5.00%, 3/1/2022	25,000	25,000

GO, 5.00%, 3/1/2024	100,000	107,411

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Texas — continued

County of Travis, Limited Tax, Certificates of Obligation

GO, 3.50%, 3/1/2022	30,000	30,000

GO, 5.00%, 3/1/2022	80,000	80,000

GO, 5.00%, 3/1/2023	110,000	114,529

County of Travis, Unlimited Tax Road

GO, 3.00%, 3/1/2022	70,000	70,000

GO, 5.00%, 3/1/2022	100,000	100,000

County of Williamson, Limited Tax GO, 4.00%, 2/15/2023 (b)	30,000	30,896

County of Williamson, Unlimited Tax GO, 5.00%, 2/15/2023	80,000	83,158

Crandall Independent School District GO, PSF-GTD, Zero Coupon, 8/15/2022	25,000	24,922

Crandall Independent School District, Unlimited Tax Series 2017B, GO, PSF-GTD, 3.00%, 8/15/2022	30,000	30,323

Crosby Independent School District, Unlimited Tax GO, PSF-GTD, 3.00%, 2/15/2026	25,000	25,176

Crowley Independent School District, Unlimited Tax GO, PSF-GTD, 4.75%, 8/1/2023 (b)	25,000	26,314

Cypress-Fairbanks Independent School District, Unlimited Tax

GO, PSF-GTD, 5.00%, 2/15/2023	270,000	280,561

Series 2019A, GO, PSF-GTD, 5.00%, 2/15/2023	75,000	77,961

Dallas Area Rapid Transit, Sales Tax, Senior Lien

Series 2016B, Rev., 4.00%, 12/1/2022	30,000	30,738

Rev., 5.00%, 12/1/2022 (b)	270,000	278,482

Series 2014A, Rev., 5.00%, 12/1/2022	290,000	299,177

Series 2016B, Rev., 5.00%, 12/1/2022	570,000	588,037

Series 2020A, Rev., 5.00%, 12/1/2022	25,000	25,801

Dallas County Hospital District, Limited Tax GO, 5.00%, 8/15/2022	325,000	331,303

Dallas County Park Cities Municipal Utility District Rev., 4.00%, 8/1/2025	25,000	27,037

Dallas County Utility and Reclamation District, Unlimited Tax

GO, 5.00%, 2/15/2023	45,000	46,693

GO, 5.00%, 2/15/2024	115,000	122,783

GO, 5.00%, 2/15/2025	55,000	60,325

SEE NOTES TO FINANCIAL STATEMENTS.

446	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Texas — continued

Dallas Fort Worth International Airport

Rev., 5.00%, 11/1/2022	175,000	179,654

Series 2013F, Rev., 5.00%, 11/1/2022	470,000	482,498

Series 2013G, Rev., 5.00%, 11/1/2022	140,000	143,723

Series 2014E, Rev., 5.00%, 11/1/2022	185,000	189,920

Series 2014E, Rev., 5.00%, 11/1/2023	170,000	174,271

Series 2014C, Rev., 5.00%, 11/1/2024	175,000	185,658

Series F, Rev., 5.00%, 11/1/2024	655,000	695,453

Series 2020B, Rev., 5.00%, 11/1/2025	30,000	33,698

Series 2013F, Rev., 5.13%, 11/1/2025	505,000	536,448

Series 2013B, Rev., 5.00%, 11/1/2027	155,000	159,132

Dallas Independent School District, Unlimited Tax

GO, PSF-GTD, 4.00%, 8/15/2022 (b)	55,000	55,839

GO, PSF-GTD, 5.00%, 8/15/2022 (b)	60,000	61,186

Series 2014A, GO, PSF-GTD, 5.00%, 8/15/2022	45,000	45,881

GO, PSF-GTD, 4.00%, 2/15/2023	85,000	87,485

Series 2019B, GO, PSF-GTD, 5.00%, 2/15/2023	45,000	46,741

Series 2014A, GO, PSF-GTD, 5.00%, 8/15/2023	80,000	84,535

GO, PSF-GTD, 5.00%, 2/15/2025	25,000	27,642

Deer Park Independent School District, Limited Tax GO, PSF-GTD, 5.00%, 2/15/2023	20,000	20,774

Del Mar College District, Limited Tax

GO, 3.50%, 8/15/2022	60,000	60,760

GO, 4.00%, 8/15/2023	20,000	20,847

Del Valle Independent School District, Unlimited Tax Series 2014A, GO, PSF-GTD, 5.00%, 6/15/2023	55,000	57,855

Denton County Fresh Water Supply District No. 10, Unlimited Tax GO, 3.00%, 9/1/2022	130,000	131,362

Denton Independent School District, Unlimited Tax

GO, PSF-GTD, 5.00%, 8/15/2022	30,000	30,561

Series 2014A, GO, PSF-GTD, 5.00%, 8/15/2022	50,000	50,935

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Texas — continued

GO, PSF-GTD, 4.00%, 8/15/2023	50,000	52,160

GO, PSF-GTD, 5.00%, 8/15/2023	30,000	31,728

Dilley Independent School District, Unlimited Tax, School Building

GO, PSF-GTD, 4.75%, 8/15/2023 (b)	50,000	52,701

GO, PSF-GTD, 5.00%, 8/15/2023 (b)	25,000	26,440

Dripping Springs Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2022 (b)	100,000	101,976

El Paso County Hospital District

GO, 5.00%, 8/15/2022	35,000	35,642

GO, 5.00%, 8/15/2023	55,000	57,897

El Paso Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2023	75,000	79,319

Ennis Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2022	30,000	30,594

Ferris Independent School District, Unlimited Tax GO, PSF-GTD, 3.00%, 8/15/2023	25,000	25,673

Floresville Independent School District, Unlimited Tax GO, PSF-GTD, 3.00%, 2/1/2025	35,000	36,559

Flour Bluff Independent School District, School Building GO, PSF-GTD, 5.00%, 8/15/2022 (b)	150,000	152,964

Forney Independent School District, Unlimited Tax GO, PSF-GTD, Zero Coupon, 8/15/2022	60,000	59,813

Fort Bend County Levee Improvement District No. 10, Levee Improvement, Unlimited Tax GO, 3.00%, 9/1/2022	25,000	25,268

Fort Bend County Levee Improvement District No. 7, Unlimited Tax GO, AGM, 4.00%, 3/1/2022	65,000	65,000

Fort Bend County Municipal Utility District No. 143, Unlimited Tax Series 2017A, GO, AGM, 3.00%, 9/1/2022	50,000	50,526

Fort Bend County Municipal Utility District No. 169

Series 2021A, GO, AGM, 4.00%, 12/1/2022	195,000	199,292

Series 2021A, GO, AGM, 4.00%, 12/1/2023	220,000	230,063

Fort Bend County Municipal Utility District No. 169, Road Facilities Series 2015A, Rev., AGM, 4.13%, 12/1/2022	100,000	102,294

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	447

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Texas — continued

Fort Bend County Municipal Utility District No. 192, Unlimited Tax GO, 4.50%, 9/1/2022	40,000	40,700

Fort Bend County Municipal Utility District No. 35, Unlimited Tax GO, AGM, 3.00%, 9/1/2022	50,000	50,554

Fort Bend County Municipal Utility District No. 58, Unlimited Tax GO, 3.00%, 4/1/2023	50,000	51,040

Fort Bend Grand Parkway Toll Road Authority, Subordinate Lien

Rev., 5.00%, 3/1/2022 (b)	45,000	45,000

Rev., 5.00%, 3/1/2022	140,000	140,000

Fort Bend Independent School District, Unlimited Tax

Series 2020A, GO, PSF-GTD, 4.00%, 8/15/2022	40,000	40,612

GO, PSF-GTD, 5.00%, 8/15/2022	150,000	152,971

Series 2016A, GO, PSF-GTD, 5.00%, 8/15/2022	75,000	76,486

Series 2019C, GO, PSF-GTD, 5.00%, 8/15/2022	20,000	20,396

Series 2017E, GO, PSF-GTD, 5.00%, 2/15/2023	70,000	72,763

Fort Bend Municipal Utility District No. 159, Unlimited Tax GO, 2.00%, 9/1/2022	40,000	40,221

Frenship Independent School District Series 2021A, GO, PSF-GTD, 5.00%, 2/15/2023	50,000	51,954

Frisco Independent School District, Unlimited Tax School Building

GO, PSF-GTD, 5.00%, 8/15/2022	185,000	188,673

Series 2012B, GO, PSF-GTD, 5.00%, 8/15/2022 (b)	125,000	127,470

Series 2012B, GO, PSF-GTD, 5.00%, 8/15/2022	25,000	25,496

GO, PSF-GTD, 4.00%, 2/15/2023	110,000	113,301

GO, PSF-GTD, 5.00%, 2/15/2023	125,000	129,935

Galena Park Independent School District, Unlimited Tax, School Building

GO, PSF-GTD, Zero Coupon, 8/15/2022	40,000	39,871

GO, PSF-GTD, 5.00%, 8/15/2022	100,000	101,981

Galveston County Municipal Utility District No. 68, Unlimited Tax GO, 3.00%, 9/1/2022	125,000	126,385

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Texas — continued

Galveston Public Facility Corp., The Oleanders at Broadway Rev., 0.47%, 8/1/2024 (c)	3,775,000	3,667,067

Georgetown Independent School District, Unlimited Tax

GO, PSF-GTD, 4.00%, 8/15/2022	25,000	25,381

GO, PSF-GTD, 5.00%, 8/15/2022	20,000	20,395

Goose Creek Consolidated Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2023 (b)	25,000	25,969

Grand Parkway Transportation Corp., 1st Tier Toll Series 2013A, Rev., 5.50%, 10/1/2023 (b)	50,000	53,443

Grand Parkway Transportation Corp., System Toll

Rev., BAN, 5.00%, 2/1/2023	345,000	357,342

Series 2013B, Rev., 5.00%, 10/1/2023 (b)	150,000	159,156

Grand Prairie Independent School District, Unlimited Tax GO, PSF-GTD, 4.00%, 8/15/2023	150,000	156,392

Grapevine-Colleyville Independent School District, Unlimited Tax, School Building

GO, PSF-GTD, Zero Coupon, 8/15/2022	20,000	19,946

GO, PSF-GTD, 2.00%, 8/15/2022	100,000	100,622

GO, PSF-GTD, 4.00%, 8/15/2022	20,000	20,305

Series 2013B, GO, 5.00%, 8/15/2022	45,000	45,889

Gregg County Health Facilities Development Corp. Series 2012C, Rev., 5.00%, 7/1/2022 (b)	40,000	40,569

Gregory-Portland Independent School District Series 2021A, GO, PSF-GTD, 5.00%, 2/15/2023	35,000	36,371

Hallettsville Independent School District GO, PSF-GTD, 5.00%, 8/15/2022	20,000	20,396

Harris County Cultural Education Facilities Finance Corp., Baylor Medical Project

Rev., 5.00%, 11/15/2022	315,000	324,076

Series 2012A, Rev., 5.00%, 11/15/2022 (b)	750,000	772,077

Harris County Cultural Education Facilities Finance Corp., Children’s Hospital

Rev., 5.00%, 10/1/2023	20,000	21,224

SEE NOTES TO FINANCIAL STATEMENTS.

448	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Texas — continued

Series 2015-1, Rev., 5.00%, 10/1/2023	180,000	191,046

Series 2015-1, Rev., 5.00%, 10/1/2026	50,000	56,039

Harris County Cultural Education Facilities Finance Corp., First Mortgage, Brazos Presbyterian Homes, Inc., Project Series 2013B, Rev., 7.00%, 1/1/2023 (b)	1,000,000	1,049,402

Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System

Series 2019C-2, Rev., (SIFMA Municipal Swap Index Yield + 0.57%), 0.77%, 3/10/2022 (d)	490,000	491,722

Series 2013A, Rev., 4.00%, 12/1/2022 (b)	30,000	30,708

Rev., 5.00%, 12/1/2022	335,000	345,550

Rev., 5.00%, 12/1/2022 (b)	25,000	25,776

Series 2013A, Rev., 5.00%, 12/1/2022 (b)	405,000	417,568

Series 2019A, Rev., 5.00%, 12/1/2022	25,000	25,787

Series 2013A, Rev., 5.00%, 12/1/2023	320,000	329,472

Series 2019A, Rev., 5.00%, 12/1/2023	150,000	160,009

Series 2019A, Rev., 5.00%, 12/1/2024	25,000	27,398

Rev., 5.00%, 12/1/2024 (c)	185,000	203,022

Series 2020C-2, Rev., 5.00%, 12/1/2024 (c)	60,000	65,652

Series 2014A, Rev., 5.00%, 12/1/2025	1,860,000	2,039,439

Harris County Cultural Education Facilities Finance Corp., Teco Project Rev., 5.00%, 11/15/2022	250,000	257,203

Harris County Cultural Education Facilities Finance Corp., Texas Children’s Hospital

Series 2015-1, Rev., 5.00%, 10/1/2022	560,000	573,916

Series 2019A, Rev., 5.00%, 10/1/2025	110,000	123,694

Harris County Flood Control District

Series 2019A, Rev., 5.00%, 10/1/2022	75,000	76,868

Series 2021A, GO, 5.00%, 10/1/2023	30,000	31,861

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Texas — continued

Harris County Hospital District, Combination Tax

GO, 5.00%, 2/15/2023	100,000	103,889

GO, 5.00%, 2/15/2024	50,000	53,534

Harris County Improvement District No. 18 , Unlimited Tax GO, AGM, 5.00%, 9/1/2022	25,000	25,517

Harris County Improvement District No. 18, Unlimited Tax GO, AGM, 3.00%, 9/1/2022	55,000	55,593

Harris County Municipal Utility District No. 104, Waterworks and Sewer System Combination Unlimited Tax Series 2016A, GO, NATL-RE, 2.00%, 4/1/2022	25,000	25,028

Harris County Municipal Utility District No. 171 GO, 4.75%, 12/1/2022	45,000	46,303

Harris County Municipal Utility District No. 213B, Unlimited Tax GO, 3.00%, 9/1/2022	50,000	50,531

Harris County Municipal Utility District No. 24, Waterworks and Sewer System Combination Unlimited Tax GO, AGM, Zero Coupon, 3/1/2022	85,000	85,000

Harris County Municipal Utility District No. 383, Unlimited Tax GO, 2.00%, 9/1/2022	30,000	30,175

Harris County Municipal Utility District No. 457 GO, AGM, 3.00%, 9/1/2022	475,000	479,859

Harris County Municipal Utility District No. 500, Water Sewer and Drainage Facility Co. GO, AGM, 3.00%, 12/1/2022	20,000	20,304

Harris County Municipal Utility District No. 502, Unlimited Tax GO, AGM, 4.00%, 9/1/2023	165,000	171,737

Harris County Toll Road Authority (The), Senior Lien Series 2018A, Rev., 5.00%, 8/15/2022	620,000	632,281

Harris Montgomery Counties Municipal Utility District No. 386, Unlimited Tax GO, 3.00%, 9/1/2022	45,000	45,505

Hays Consolidated Independent School District, Unlimited Tax

Series 2018B, GO, PSF-GTD, 2.70%, 8/15/2022 (b) (c)	35,000	35,282

Series 2018B, GO, PSF-GTD, 2.70%, 8/15/2023 (c)	65,000	65,524

GO, PSF-GTD, 4.00%, 8/15/2023 (b)	50,000	52,161

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	449

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Texas — continued

Hidalgo County Drain District No. 1, Unlimited Tax

GO, 4.00%, 9/1/2022	115,000	116,884

GO, 5.00%, 9/1/2022	100,000	102,134

GO, 5.00%, 9/1/2023	100,000	105,823

Hidalgo County Regional Mobility Authority, Senior Lien Rev., 5.00%, 12/1/2022	100,000	102,989

Highland Park Independent School District, Dallas County, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2023	20,000	20,786

Hitchcock Independent School District, Unlimited Tax GO, PSF-GTD, 4.00%, 2/15/2023 (b)	320,000	329,403

Housing Options, Inc., Brooks Manor —The Oaks Project Rev., 0.50%, 3/1/2025 (c)	6,250,000	6,044,229

Houston Community College System, Combined Fee

Rev., 5.00%, 4/15/2022	100,000	100,541

Rev., 5.00%, 4/15/2023	100,000	104,428

Houston Community College System, Limited Tax

Series 2021A, GO, 4.00%, 2/15/2023	120,000	123,508

GO, 5.00%, 2/15/2023 (b)	145,000	150,704

GO, 5.00%, 2/15/2023	55,000	57,128

Houston Community College System, Limited Tax and Maintenance Tax GO, 5.00%, 2/15/2023	20,000	20,774

Houston Community College System, Maintenance Tax GO, 5.00%, 2/15/2023	50,000	51,935

Houston Independent School District Public Facility Corp. Rev., 5.00%, 9/15/2023	80,000	84,788

Houston Independent School District, Limited Tax Schoolhouse

GO, PSF-GTD, 5.00%, 2/15/2023	145,000	150,639

Series A, GO, PSF-GTD, 5.00%, 2/15/2023	125,000	129,862

GO, PSF-GTD, 5.00%, 2/15/2025	155,000	171,760

Houston Independent School District, Maintenance Tax Notes

GO, 5.00%, 7/15/2022	25,000	25,402

GO, 5.00%, 7/15/2023	45,000	47,434

Humble Independent School District, Unlimited Tax School Building

Series 2012B, GO, 5.00%, 2/15/2023	20,000	20,789

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Texas — continued

Series 2016C, GO, 5.00%, 2/15/2023	40,000	41,579

Series 2015A, GO, PSF-GTD, 5.25%, 2/15/2023	20,000	20,837

Series 2020A, GO, PSF-GTD, 5.00%, 2/15/2025	35,000	38,720

Hurst-Euless-Bedford Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2022	45,000	45,889

Irving Independent School District GO, PSF-GTD, 5.00%, 2/15/2023	45,000	46,776

Jasper Independent School District, Unlimited Tax GO, PSF-GTD, 3.00%, 2/15/2023	25,000	25,506

Jefferson County Drain District No. 7, Maintenance Tax Notes Rev., 4.00%, 3/1/2022	100,000	100,000

Judson Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/1/2023	30,000	31,118

Katy Independent School District, School Building

Series 2015A, GO, PSF-GTD, 3.00%, 2/15/2023	75,000	76,519

Series 2016-D, GO, PSF-GTD, 5.00%, 2/15/2023	70,000	72,743

Series A, GO, PSF-GTD, 5.00%, 2/15/2023	30,000	31,175

Keller Independent School District, Unlimited Tax

GO, PSF-GTD, 5.00%, 8/15/2022	45,000	45,893

Series 2014A, GO, PSF-GTD, 5.00%, 8/15/2022	120,000	122,383

Kerrville Independent School District GO, PSF-GTD, 2.00%, 8/15/2022	35,000	35,219

Killeen Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2023	140,000	145,458

Klein Independent School District, Unlimited Tax

GO, PSF-GTD, 5.00%, 8/1/2022	25,000	25,453

Series 201B, GO, 5.00%, 8/1/2023	175,000	184,788

Series 2015A, GO, PSF-GTD, 5.00%, 8/1/2024	65,000	70,788

GO, PSF-GTD, 5.00%, 2/1/2025	50,000	55,267

La Grange Independent School District, Unlimited Tax, School Building GO, PSF-GTD, 5.00%, 8/15/2022	125,000	127,476

SEE NOTES TO FINANCIAL STATEMENTS.

450	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Texas — continued

La Joya Independent School District, Unlimited Tax GO, PSF-GTD, 4.00%, 8/15/2022 (b)	50,000	50,751

La Porte Independent School District, Unlimited Tax GO, 5.00%, 2/15/2023	90,000	92,361

Lancaster Independent School District, Unlimited Tax Series 2015-C, GO, Zero Coupon, 2/15/2023	50,000	49,386

Leander Independent School District, Unlimited Tax

Series 2012A, GO, PSF-GTD, Zero Coupon, 8/15/2022 (b)	150,000	113,347

Series A, GO, PSF-GTD, Zero Coupon, 8/15/2022	45,000	44,868

Series 2018A, GO, PSF-GTD, 5.00%, 8/15/2022	65,000	66,287

Series 2013A, GO, PSF-GTD, Zero Coupon, 8/15/2023 (b)	25,000	23,589

Series 2013A, GO, PSF-GTD, 5.00%, 8/15/2023 (b)	40,000	42,215

Series 2013B, GO, 5.00%, 8/15/2023	115,000	121,537

Lewisville Independent School District, Capital Appreciation GO, PSF-GTD, Zero Coupon, 8/15/2022	40,000	39,886

Lewisville Independent School District, Unlimited Tax

Series 2014B, GO, Zero Coupon, 8/15/2022	75,000	74,776

Series 2013A, GO, PSF-GTD, 3.00%, 8/15/2022	20,000	20,216

Series 2013E, GO, PSF-GTD, 3.00%, 8/15/2022	50,000	50,539

Series 2014A, GO, PSF-GTD, 4.00%, 8/15/2022	20,000	20,306

GO, PSF-GTD, 5.00%, 8/15/2022	565,000	576,191

Series 2016A, GO, PSF-GTD, 5.00%, 8/15/2022	20,000	20,396

Series 2016B, GO, 5.00%, 8/15/2022	130,000	132,575

GO, PSF-GTD, 5.00%, 8/15/2023	75,000	79,286

Series 2014B, GO, 5.00%, 8/15/2023	95,000	100,428

Lone Star College System Rev., 5.00%, 8/15/2022	35,000	35,684

Lone Star College System, Limited Tax

Series 2017A, GO, 5.00%, 8/15/2022	40,000	40,788

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Texas — continued

Series 2021A, GO, 5.00%, 2/15/2023	75,000	77,946

Series A, GO, 5.00%, 2/15/2023	20,000	20,786

Series B, GO, 5.00%, 2/15/2023	40,000	41,571

GO, 5.00%, 2/15/2024	40,000	40,123

Lower Colorado River Authority

Rev., 5.00%, 5/15/2022	40,000	40,365

Series 2012A, Rev., 5.00%, 5/15/2022	1,500,000	1,513,336

Series 2012B, Rev., 5.00%, 5/15/2022	630,000	635,601

Series B, Rev., 5.00%, 5/15/2022	40,000	40,365

Rev., 5.00%, 5/15/2023	65,000	68,136

Series 2015D, Rev., 5.00%, 5/15/2023	300,000	314,475

Rev., 5.00%, 5/15/2024	125,000	134,689

Rev., 5.13%, 5/15/2024	235,000	246,602

Rev., 5.00%, 5/15/2025	750,000	830,385

Lower Colorado River Authority, LCRA Transmission Services Corp. Project

Rev., 5.00%, 5/15/2022	1,635,000	1,649,916

Series 2019A, Rev., 5.00%, 5/15/2022	245,000	247,235

Series 2020A, Rev., 5.00%, 5/15/2022	25,000	25,228

Rev., 5.00%, 5/15/2023	1,345,000	1,409,895

Series 2019A, Rev., 5.00%, 5/15/2023	150,000	157,237

Series 2020A, Rev., 5.00%, 5/15/2023	480,000	503,160

Rev., 5.00%, 5/15/2024	130,000	140,077

Rev., 5.00%, 5/15/2025	4,345,000	4,658,842

Rev., 5.00%, 5/15/2026	2,375,000	2,398,703

Series 2013A, Rev., 5.00%, 5/15/2026	445,000	466,196

Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project Series 2012, Rev., VRDO, 0.03%, 3/1/2022 (c)	16,000,000	16,000,000

Lubbock Independent School District GO, PSF-GTD, 4.00%, 2/15/2023	50,000	51,428

Lufkin Independent School District, Unlimited Tax GO, PSF-GTD, 3.00%, 8/15/2022	60,000	60,633

Magnolia Independent School District, Unlimited Tax

GO, 5.00%, 8/15/2022	120,000	122,383

GO, PSF-GTD, 5.00%, 8/15/2022	135,000	137,674

GO, 5.00%, 8/15/2023	45,000	47,457

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	451

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Texas — continued

Manor Independent School District, Unlimited Tax, School Building Series 2017A, GO, PSF-GTD, 5.00%, 8/1/2023	20,000	21,107

Mansfield Independent School District, Unlimited Tax Series 2013B, GO, PSF-GTD, 5.00%, 2/15/2023	125,000	129,788

McKinney Independent School District, School Building, Unlimited Tax

GO, PSF-GTD, 5.00%, 2/15/2023	100,000	103,948

Series 2016A, GO, PSF-GTD, 5.00%, 2/15/2023	40,000	41,579

McLennan County Junior College District, Limited Tax GO, 5.00%, 8/15/2022	400,000	407,849

Meadowhill Regional Municipal Utility District, Waterworks Sewer System GO, AGM, 4.00%, 10/1/2022	65,000	66,178

Mesquite Independent School District, Unlimited Tax

GO, PSF-GTD, 5.00%, 8/15/2022 (b)	55,000	56,062

Series 2014B, GO, PSF-GTD, 5.00%, 8/15/2022	25,000	25,495

Series 2016C, GO, PSF-GTD, 5.00%, 8/15/2023	25,000	26,436

Metropolitan Transit Authority of Harris County, Sales and Use Tax

Series 2016A, Rev., 5.00%, 11/1/2022	90,000	92,546

Series 2017A, Rev., 5.00%, 11/1/2022	130,000	133,677

Series 2017A, Rev., 5.00%, 11/1/2023	190,000	202,255

Metropolitan Transit Authority of Harris County, Sales and Use Tax, Contractual Obligations

Rev., 5.00%, 11/1/2022	285,000	293,062

Series 2015B, Rev., 5.00%, 11/1/2022	255,000	262,213

Series 2016D, Rev., 5.00%, 11/1/2022	25,000	25,707

Series 2017B, Rev., 5.00%, 11/1/2022	90,000	92,546

Rev., 5.00%, 11/1/2023	30,000	31,935

Series 2015B, Rev., 5.00%, 11/1/2023	25,000	26,613

Midland County Fresh Water Supply District No. 1, Midland Project

Rev., 5.00%, 9/15/2022 (b)	275,000	281,372

Series 2012A, Rev., 5.00%, 9/15/2022 (b)	20,000	20,463

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Texas — continued

Midlothian Independent School District, Unlimited Tax Series 2013A, GO, PSF-GTD, 5.00%, 2/15/2023 (b)	20,000	20,777

Midway Independent School District, McLennan County, Unlimited Tax

GO, PSF-GTD, 5.00%, 8/1/2022	115,000	117,092

GO, PSF-GTD, 5.00%, 8/15/2022 (b)	25,000	25,494

Montgomery County Health Facilities Development Co., Heritage Manor-Woodlands Project

Rev., AGM-CR, Zero Coupon, 7/15/2023 (b)	235,000	231,240

Rev., Zero Coupon, 7/15/2023 (b)	90,000	88,621

Montgomery County Municipal Utility District No. 46, Unlimited Tax GO, 3.00%, 3/1/2022	25,000	25,000

Mount Pleasant Independent School District, Unlimited Tax GO, PSF-GTD, 3.00%, 2/15/2023	55,000	56,040

Mueller Local Government Corp., Tax Increment Rev., 5.00%, 9/1/2022	125,000	127,541

Mustang Special Utility District Rev., 3.00%, 9/1/2022	25,000	25,281

New Hope Cultural Education Facilities Finance Corp., Children’s Health System Series 2017A, Rev., 5.00%, 8/15/2022	55,000	56,077

New Hope Cultural Education Facilities Finance Corp., Collegiate Housing Corpus Christi Project Rev., 5.00%, 4/1/2024 (b)	295,000	317,518

New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center

Rev., 4.00%, 8/15/2022 (e)	165,000	166,328

Rev., 4.00%, 8/15/2024 (e)	735,000	760,354

North Central Texas Health Facility Development Corp., Children’s Medical Center of Dallas Project

Rev., 4.13%, 8/15/2022 (b)	100,000	101,558

Rev., 5.00%, 8/15/2022 (b)	180,000	183,516

North East Independent School District GO, PSF-GTD, 5.25%, 2/1/2023	20,000	20,806

North East Independent School District, Unlimited Tax

GO, PSF-GTD, 2.50%, 8/1/2022 (b)	30,000	30,228

GO, PSF-GTD, 4.00%, 8/1/2022 (b)	175,000	177,439

GO, PSF-GTD, 5.00%, 8/1/2022	165,000	168,001

SEE NOTES TO FINANCIAL STATEMENTS.

452	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Texas — continued

North Harris County Regional Water Authority, Senior Lien Rev., 5.00%, 12/15/2022	35,000	36,124

North Texas Education Finance Corp., Uplift Education Series 2012A, Rev., 5.25%, 6/1/2022 (b)	150,000	151,704

North Texas Municipal Water District Water System

Rev., 5.00%, 3/1/2022	45,000	45,000

Rev., 5.25%, 3/1/2022	150,000	150,000

Rev., 5.00%, 9/1/2022	100,000	102,134

Series 2019A, Rev., 3.00%, 9/1/2024	40,000	41,724

Rev., 5.00%, 9/1/2024	30,000	32,764

North Texas Municipal Water District, Muddy Creek Regional Wastewater System Rev., 5.00%, 6/1/2022	110,000	111,204

North Texas Municipal Water District, Regional Solid Waste Disposal System Rev., 5.00%, 9/1/2022	25,000	25,539

North Texas Municipal Water District, Upper East Fork Wastewater Interceptor System

Rev., 5.00%, 6/1/2022	360,000	363,978

Rev., 5.00%, 6/1/2023	25,000	26,243

North Texas Municipal Water District, Wastewater System Rev., 5.00%, 6/1/2022	30,000	30,331

North Texas Tollway Authority, First Tier

Series A, Rev., 4.00%, 1/1/2023	100,000	102,567

Series 2015B, Rev., 5.00%, 1/1/2023	10,000	10,339

Series 2017A, Rev., 5.00%, 1/1/2023	600,000	620,356

Series 2016A, Rev., 5.00%, 1/1/2024	20,000	21,373

Series 2017A, Rev., 5.00%, 1/1/2024	585,000	603,924

Series 2019A, Rev., 5.00%, 1/1/2024	20,000	21,373

Series 2016A, Rev., 5.00%, 1/1/2025	135,000	143,914

Series 2017A, Rev., 5.00%, 1/1/2025	915,000	944,645

Series A, Rev., 5.00%, 1/1/2025	275,000	293,159

Series 2016A, Rev., 5.00%, 1/1/2026	275,000	292,746

Series A, Rev., 5.00%, 1/1/2026	305,000	314,856

Series 2016A, Rev., 5.00%, 1/1/2027	370,000	393,598

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Texas — continued

North Texas Tollway Authority, Second Tier

Series B, Rev., 5.00%, 1/1/2023	325,000	335,805

Series B, Rev., 5.00%, 1/1/2024	495,000	515,190

Series B, Rev., 5.00%, 1/1/2025	1,040,000	1,073,695

Series 2017B, Rev., 5.00%, 1/1/2026	200,000	206,378

Northside Independent School District, Unlimited Tax

GO, PSF-GTD, 5.00%, 6/15/2022	50,000	50,646

Series 2016A, GO, PSF-GTD, 4.00%, 8/15/2022	25,000	25,389

GO, PSF-GTD, 5.00%, 8/15/2022	115,000	117,310

Series 2019B, GO, PSF-GTD, 5.00%, 2/15/2023	25,000	26,002

Northwest Harris County Municipal Utility District No. 19, Unlimited Tax GO, AGM, 3.00%, 10/1/2022	25,000	25,303

Northwest Independent School District, Unlimited Tax Series 2013A, GO, PSF-GTD, 3.00%, 2/15/2023 (b)	90,000	91,810

Nueces River Authority, City of Christi Lake Texana Project Rev., 5.00%, 7/15/2022	80,000	81,293

Old Spanish Trail-Alemda Corridors Redevelopment Authority Rev., 5.00%, 9/1/2022	35,000	35,724

Permanent University Fund — Texas A&M University System

Series 2009B, Rev., 4.00%, 7/1/2022	50,000	50,568

Rev., 5.00%, 7/1/2022	25,000	25,367

Series 2009A, Rev., 5.00%, 7/1/2022	70,000	71,026

Series 2012A, Rev., 5.00%, 7/1/2023	65,000	65,861

Permanent University Fund — University of Texas System

Series 2015A, Rev., 5.00%, 7/1/2022	25,000	25,367

Series 2015B, Rev., 5.00%, 7/1/2022	30,000	30,440

Series 2016A, Rev., 5.00%, 7/1/2022	55,000	55,806

Series 2016B, Rev., 5.00%, 7/1/2022	25,000	25,367

Series 2006B, Rev., 5.25%, 7/1/2022	225,000	228,484

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	453

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Texas — continued

Series 2015B, Rev., 5.00%, 7/1/2023	25,000	26,338

Series 2006B, Rev., 5.25%, 7/1/2023	30,000	31,705

Pflugerville Independent School District, School Building, Unlimited Tax

GO, PSF-GTD, 5.00%, 2/15/2023	20,000	20,786

Series 2019A, GO, PSF-GTD, 5.00%, 2/15/2023	25,000	25,982

Pflugerville Independent School District, Unlimited Tax

GO, PSF-GTD, 5.00%, 2/15/2023	25,000	25,982

Series 2020A, GO, PSF-GTD, 5.00%, 2/15/2023	90,000	93,535

Pharr San Juan Alamo Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/1/2023	35,000	36,298

Plano Independent School District, Unlimited Tax, School Building

GO, PSF-GTD, 5.00%, 2/15/2023	70,000	72,750

Series 2016A, GO, PSF-GTD, 5.00%, 2/15/2023	40,000	41,571

Port Aransas Public Facilities Corp., Multifamily Housing, Palladium Port Aransas Apartments Rev., 0.70%, 1/1/2023 (c)	500,000	498,228

Port Arthur Independent School District, Unlimited Tax GO, AGM, 5.00%, 2/15/2023	245,000	254,051

Port Authority of Houston of Harris County Texas Series A, GO, 5.00%, 10/1/2022	185,000	189,630

Prosper Independent School District, Unlimited Tax, School Building GO, PSF-GTD, 5.00%, 2/15/2023	35,000	36,351

Red River Education Finance Corp., Christian University Project

Rev., 5.00%, 3/15/2023 (b)	40,000	41,698

Series 2016A, Rev., 5.00%, 3/15/2023	35,000	36,377

Rev., 5.00%, 3/15/2025	20,000	22,080

Red River Education Finance Corp., Higher Education Christian University Rev., 5.00%, 3/15/2022	20,000	20,033

Richardson Independent School District, Unlimited Tax

Series 2015C, GO, PSF-GTD, 5.00%, 2/15/2023	70,000	72,764

Series 2015B, GO, 5.00%, 2/15/2025	30,000	33,170

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Texas — continued

Rockwall Independent School District, Unlimited Tax

GO, PSF-GTD, 4.00%, 2/15/2023 (b)	100,000	102,987

GO, PSF-GTD, 5.00%, 2/15/2023	100,000	103,889

GO, PSF-GTD, Zero Coupon, 2/15/2025	50,000	48,013

Rolling Creek Utility District GO, AGM, 4.00%, 9/1/2023	50,000	52,148

Round Rock Independent School District, Unlimited Tax

GO, PSF-GTD, 5.00%, 8/1/2022	40,000	40,721

Series 2019A, GO, PSF-GTD, 5.00%, 8/1/2022	25,000	25,450

Royal Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2023	40,000	41,532

San Antonio Education Facilities Corp., Trinity University Project Rev., 5.00%, 6/1/2023 (b)	50,000	52,506

San Antonio Independent School District, Unlimited Tax Series 2014B, GO, PSF-GTD, 5.00%, 8/1/2022	25,000	25,459

San Antonio Municipal Facilities Corp., Public Safety Answering Point Project Rev., 4.00%, 8/15/2023	25,000	25,060

San Antonio Public Facilities Corp., Convention Center Refinancing and Expansion Project

Rev., 5.00%, 9/15/2022	20,000	20,438

Rev., 5.00%, 9/15/2024	35,000	35,744

Rev., 5.00%, 9/15/2026	220,000	224,630

San Antonio Water System, Junior Lien

Series 2013E, Rev., 5.00%, 5/15/2022	160,000	161,460

Series 2014A, Rev., 5.00%, 5/15/2022	55,000	55,502

Series 2015B, Rev., 5.00%, 5/15/2022	45,000	45,411

Series 2016A, Rev., 5.00%, 5/15/2022	165,000	166,505

Series 2017A, Rev., 5.00%, 5/15/2022	25,000	25,228

Series 2018A, Rev., 5.00%, 5/15/2022	100,000	100,912

Series 2020A, Rev., 5.00%, 5/15/2022	30,000	30,274

Series 2015B, Rev., 5.00%, 5/15/2023	10,000	10,489

SEE NOTES TO FINANCIAL STATEMENTS.

454	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Texas — continued

Series 2016A, Rev., 5.00%, 5/15/2023	155,000	162,574

Series 2019C, Rev., 5.00%, 5/15/2023	25,000	26,222

Series 2020A, Rev., 5.00%, 5/15/2023	20,000	20,977

Series 2013E, Rev., 5.00%, 5/15/2024	20,000	20,955

Series 2016A, Rev., 5.00%, 5/15/2024	25,000	27,034

Series 2014A, Rev., 5.00%, 5/15/2025	45,000	47,921

San Jacinto Community College District, Limited Tax

GO, 5.00%, 2/15/2023	55,000	57,118

Series 2019A, GO, 5.00%, 2/15/2023	25,000	25,962

Series 2019B, GO, 5.00%, 2/15/2023	25,000	25,962

GO, 5.00%, 2/15/2025	30,000	33,152

San Jacinto River Authority Series 2019A, Rev., 4.00%, 10/1/2022	30,000	30,570

San Marcos Consolidated Independent School District, Unlimited Tax

GO, PSF-GTD, 4.00%, 8/1/2022	50,000	50,701

GO, PSF-GTD, 5.00%, 8/1/2023 (b)	25,000	26,384

San Patricio Municipal Water District Rev., AGM, 4.00%, 7/10/2022	300,000	303,610

Santa Fe Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2023	35,000	36,334

Santa Maria Independent School District GO, PSF-GTD, 4.00%, 2/15/2023	65,000	66,825

Seguin Independent School District, Unlimited Tax

Series 2016A, GO, PSF-GTD, 5.00%, 8/1/2022	50,000	50,910

GO, PSF-GTD, 5.00%, 8/15/2022	50,000	50,990

Sienna Parks & Levee Improvement District of Fort Bend County

GO, 2.00%, 9/1/2022	35,000	35,213

GO, 4.00%, 9/1/2022	50,000	50,799

Sienna Plantation Municipal Utility District No. 2, Unlimited Tax GO, 3.00%, 10/1/2022	25,000	25,319

Socorro Independent School District, Unlimited Tax GO, PSF-GTD, 4.00%, 8/15/2022 (b)	25,000	25,381

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Texas — continued

Somerset Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2022	75,000	76,486

South Texas College, Limited Tax

GO, 5.00%, 8/15/2022	90,000	91,766

GO, 5.00%, 8/15/2023 (b)	150,000	158,530

GO, 5.00%, 8/15/2023	20,000	21,104

Southlake Community Enhancement and Development Corp. Rev., 5.00%, 2/15/2023	100,000	103,461

Southlake Park Development Corp., Sales Tax Rev., 3.00%, 2/15/2023	100,000	101,862

Southwest Higher Education Authority, Inc., Southern Methodist University Project

Rev., 5.00%, 10/1/2022	130,000	133,184

Series 2016A, Rev., 5.00%, 10/1/2024	20,000	21,824

Southwest Independent School District, Unlimited Tax, School Building

GO, PSF-GTD, 3.00%, 2/1/2023	30,000	30,582

GO, PSF-GTD, 5.00%, 2/1/2023	55,000	57,065

Spring Branch Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/1/2023	60,000	62,270

Spring Independent School District, School Building, Unlimited Tax

GO, PSF-GTD, 5.00%, 8/15/2022	20,000	20,393

GO, PSF-GTD, 5.00%, 8/15/2023	90,000	95,129

Spring Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2024	50,000	54,518

State of Texas, College Student Loan GO, AMT, 5.00%, 8/1/2022	60,000	61,074

State of Texas, Public Finance Authority

GO, 5.00%, 10/1/2022	20,000	20,497

Series 2017A, GO, 5.00%, 10/1/2022	250,000	256,213

Series 2018A, GO, 5.00%, 10/1/2023	35,000	37,188

State of Texas, Transport Commission

Series 2012A, GO, 5.00%, 4/1/2022 (b)	20,000	20,073

GO, 5.00%, 10/1/2022	45,000	46,118

GO, 5.00%, 4/1/2024 (b)	35,000	37,747

State of Texas, Transportation Commission Highway Improvement

GO, 5.00%, 4/1/2022 (b)	110,000	110,401

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	455

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Texas — continued

GO, 5.00%, 4/1/2022	55,000	55,198

Series 2012A, GO, 5.00%, 4/1/2022 (b)	450,000	451,642

Series 2012A, GO, 5.00%, 4/1/2022	40,000	40,144

Series 2016A, GO, 5.00%, 4/1/2023	80,000	83,528

State of Texas, Transportation Commission Mobility Fund

Series A, GO, 5.00%, 10/1/2022	135,000	138,355

GO, 5.00%, 10/1/2023	60,000	63,751

Series A, GO, 5.00%, 10/1/2023	75,000	79,688

GO, 5.00%, 10/1/2024	20,000	21,552

State of Texas, Veterans

Series 2013A, GO, VRDO, LIQ: State Street Bank & Trust, 0.20%, 3/9/2022(c)	10,995,000	10,995,000

Series 2015 A, GO, VRDO, LIQ: State Street Bank & Trust, 0.20%, 3/9/2022(c)	17,850,000	17,850,000

State of Texas, Water Financial Assistance

Series 2011B, GO, 5.00%, 3/3/2022	10,000	10,001

Series 2015D, GO, 5.00%, 5/15/2022	60,000	60,535

Series 2013A, GO, 4.00%, 8/1/2022	20,000	20,273

Series 2008B, SubSeries 2018B-3, GO, 5.00%, 8/1/2022	50,000	50,888

Series 2012F, GO, 5.00%, 8/1/2022	30,000	30,533

Series 2021B, GO, 5.00%, 2/1/2023	25,000	25,946

Series 2012G, GO, 5.00%, 8/1/2023	50,000	50,826

GO, 5.00%, 8/1/2024	25,000	25,453

Stephen F Austin State University Rev., 5.00%, 10/15/2022	150,000	153,817

Stephen F Austin State University, Financing System Series 2019A, Rev., 5.00%, 10/15/2022	25,000	25,636

Tarrant County Cultural Education Facilities Finance Corp., Baylor Healthcare System Project Series 2013A, Rev., 4.00%, 5/15/2023 (b)	510,000	528,409

Tarrant County Cultural Education Facilities Finance Corp., Cook Children’s Medical Center Rev., 5.00%, 12/1/2023	100,000	106,690

Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center Rev., 5.00%, 9/1/2022	145,000	147,992

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Texas — continued

Tarrant County Cultural Education Facilities Finance Corp., Hospital, Cook Children’s Medical Center Rev., 5.00%, 12/1/2022	20,000	20,627

Tarrant County Cultural Education Facilities Finance Corp., Methodist Hospitals of Dallas Project

Rev., 5.00%, 10/1/2022 (b)	360,000	368,946

Rev., 5.00%, 10/1/2023 (b)	455,000	482,405

Rev., 5.00%, 10/1/2023 (b)	465,000	493,007

Tarrant County Cultural Education Facilities Finance Corp., Scott & White Healthcare Series 2013A, Rev., 5.00%, 8/15/2022 (b)	25,000	25,488

Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System Rev., 5.00%, 2/15/2024	365,000	391,387

Tarrant County Hospital District, Senior Lien Rev., 5.00%, 8/15/2023	100,000	101,744

Tarrant Regional Water District, City of Dallas Project, Water Control and Improvement District

Series 2021A, Rev., 4.00%, 9/1/2022	130,000	132,169

Rev., 5.00%, 9/1/2022	40,000	40,866

Tarrant Regional, Water Control and Improvement District, Water System

Rev., 5.00%, 3/1/2022 (b)	485,000	485,000

Rev., 5.00%, 3/1/2022	40,000	40,000

Series 2016A, Rev., 5.00%, 3/1/2022	95,000	95,000

Rev., 4.00%, 9/1/2022 (b)	160,000	162,646

Rev., 5.00%, 3/1/2023	100,000	104,117

Texas A&M University, Financing System

Series 2013A, Rev., 5.00%, 5/15/2022	220,000	222,007

Series 2013B, Rev., 5.00%, 5/15/2022	75,000	75,684

Series 2015A, Rev., 5.00%, 5/15/2022	190,000	191,733

Series 2016C, Rev., 5.00%, 5/15/2022	20,000	20,183

Series 2017C, Rev., 5.00%, 5/15/2022	20,000	20,183

Series 2017E, Rev., 5.00%, 5/15/2022	20,000	20,182

Series 2021A, Rev., 5.00%, 5/15/2022	25,000	25,228

SEE NOTES TO FINANCIAL STATEMENTS.

456	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Texas — continued

Series B, Rev., 5.00%, 5/15/2022	65,000	65,593

Series B, Rev., 4.00%, 5/15/2023 (b)	100,000	103,671

Series 2013B, Rev., 5.00%, 5/15/2023	25,000	26,212

Texas Department of Housing and Community Affairs Series 2020A, Rev., GNMA, 0.60%, 9/1/2022	80,000	79,908

Texas Department of Housing and Community Affairs, Fishpond at Corpus Christi Apartments

Rev., 0.50%, 6/1/2023 (c)	750,000	742,902

Texas Department of Housing and Community Affairs, Multi-Family Housing, Scott Street Lofts Rev., 0.70%, 8/1/2023 (c)	540,000	535,801

Texas Municipal Gas Acquisition and Supply Corp., I Gas Supply Senior Lien Series D, Rev., 6.25%, 12/15/2026	85,000	95,628

Texas Public Finance Authority Rev., 5.00%, 2/1/2023	85,000	88,208

Texas Public Finance Authority, Midwestern State University

Rev., 5.00%, 12/1/2023	50,000	53,219

Series 2016A, Rev., 5.00%, 12/1/2023	50,000	53,219

Series 2016A, Rev., 5.00%, 12/1/2025	135,000	152,243

Texas Southmost College District

Series 2014B, GO, 5.00%, 2/15/2023	20,000	20,760

Series A, GO, 5.00%, 2/15/2023	25,000	25,951

Texas State Technical College, Financing System Improvement Rev., AGM, 5.00%, 10/15/2022	115,000	117,926

Texas State University System

Rev., 4.10%, 3/15/2022 (b)	30,000	30,039

Rev., 5.00%, 3/15/2022	65,000	65,107

Series 2015A, Rev., 5.00%, 3/15/2022	235,000	235,386

Series 2017A, Rev., 5.00%, 3/15/2022	275,000	275,452

Rev., 5.00%, 3/15/2023	210,000	218,933

Rev., 5.00%, 3/15/2023 (b)	100,000	104,192

Series 2015A, Rev., 5.00%, 3/15/2023	75,000	78,190

Series 2017A, Rev., 5.00%, 3/15/2023	215,000	224,146

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Texas — continued

Series 2021A, Rev., 5.00%, 3/15/2023	25,000	26,064

Series 2017A, Rev., 5.00%, 3/15/2025	60,000	66,504

Texas State University, Financing System

Rev., 3.00%, 3/15/2023 (b)	35,000	35,736

Series 2019A, Rev., 5.00%, 3/15/2025	40,000	44,336

Texas Transportation Commission State Highway Fund, First Tier

Series 2014A, Rev., 5.00%, 4/1/2022	445,000	446,646

Rev., 5.00%, 10/1/2022	330,000	338,318

Series 2014-A, Rev., 5.00%, 4/1/2023	50,000	52,233

Rev., 5.00%, 10/1/2023	110,000	116,912

Series 2016B, Rev., 0.56%, 4/1/2026	10,135,000	9,592,089

Texas Water Development Board, State Revolving Fund Rev., 5.00%, 8/1/2022	120,000	122,183

Texas Water Development Board, Water Implementation Fund

Series 2018B, Rev., 3.00%, 4/15/2022	25,000	25,076

Series 2017A, Rev., 5.00%, 4/15/2022	100,000	100,542

Series 2018B, Rev., 5.00%, 4/15/2022	65,000	65,352

Series 2018B, Rev., 4.00%, 10/15/2022	85,000	86,735

Series 2018B, Rev., 5.00%, 10/15/2022	120,000	123,190

Series 2019A, Rev., 5.00%, 10/15/2022	45,000	46,196

Series 2017A, Rev., 5.00%, 4/15/2023	50,000	52,289

Series 2019A, Rev., 5.00%, 4/15/2023	75,000	78,433

Series 2018A, Rev., 5.00%, 10/15/2023	50,000	53,184

Series 2018A, Rev., 5.00%, 10/15/2024	50,000	54,797

Texas Woman’s University, Financing System

Rev., 4.00%, 7/1/2022	25,000	25,067

Series 2021A, Rev., 4.00%, 7/1/2022	25,000	25,275

Rev., 4.00%, 7/1/2023	20,000	20,758

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	457

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Texas — continued

Tomball Independent School District, Unlimited Tax School Building

GO, PSF-GTD, 5.00%, 2/15/2023	90,000	93,536

GO, PSF-GTD, 5.00%, 2/15/2025	35,000	38,709

Town of Addison GO, 4.00%, 2/15/2023	20,000	20,587

Town of Addison, Combination Tax GO, 4.00%, 2/15/2023	50,000	51,466

Town of Little Elm GO, 4.00%, 8/1/2022	25,000	25,347

Town of Little Elm, Combination Tax and Limited Pledge GO, 5.00%, 8/1/2022	25,000	25,451

Town of Prosper GO, 5.00%, 8/15/2022	220,000	224,317

Travis County Housing Finance Corp., Multi-Family Housing, Cascades at Onion Creek Apartments Rev., 0.35%, 2/1/2023 (c)	165,000	163,780

Travis County Water Control & Improvement District No. 17, Water and Sewer System Rev., 4.00%, 11/1/2023	150,000	157,056

Trinity River Authority Ten Mile Creek System Rev., 5.00%, 8/1/2022	150,000	152,678

Trinity River Authority, Central Regional Wastewater System

Rev., 3.00%, 8/1/2022	20,000	20,199

Rev., 5.00%, 8/1/2022	465,000	473,458

Rev., 5.00%, 8/1/2023	30,000	31,678

Trinity River Authority, Denton Creek Wastewater Treatment System

Rev., 5.00%, 2/1/2023	100,000	103,774

Rev., 5.00%, 2/1/2024	40,000	42,859

Rev., 5.00%, 2/1/2025	100,000	110,232

Trinity River Authority, Mountain Creek Regional Wastewater System Rev., 5.00%, 8/1/2022	125,000	127,274

Trinity River Authority, Red Oak Creek System

Rev., 5.00%, 2/1/2023	125,000	129,600

Rev., 5.00%, 2/1/2026	150,000	169,735

Trinity River Authority, Ten Mile Creek System Rev., 5.00%, 8/1/2023	140,000	147,648

Trinity River Authority, Water Project

Rev., 5.00%, 2/1/2024	25,000	26,787

Rev., 5.00%, 2/1/2025	75,000	82,674

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Texas — continued

Troy Independent School District, Unlimited Tax GO, PSF-GTD, 3.00%, 8/1/2023	30,000	30,791

Tyler Independent School District, School Building, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2023	50,000	51,954

Tyler Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2023 (b)	25,000	25,983

Tyler Junior College District, Combined Fee Rev., AGM, 5.00%, 8/15/2022	250,000	254,963

University of Houston

Series 2020A, Rev., 5.00%, 2/15/2023	50,000	51,974

Series 2017A, Rev., 5.00%, 2/15/2025	45,000	49,797

University of North Texas System

Series 2012A, Rev., 4.50%, 4/15/2022 (b)	50,000	50,241

Rev., 5.00%, 4/15/2022	30,000	30,162

Series 2012A, Rev., 5.00%, 4/15/2022 (b)	35,000	35,189

Series 2015A, Rev., 5.00%, 4/15/2022	55,000	55,296

Series 2017A, Rev., 5.00%, 4/15/2022	185,000	185,996

Series 2017A, Rev., 5.00%, 4/15/2023	85,000	88,774

Series 2018A, Rev., 5.00%, 4/15/2023	130,000	135,771

University of North Texas System, Financing System Series 2017A, Rev., 5.00%, 4/15/2025	25,000	27,753

University of North Texas, Financing System Series 2020A, Rev., 5.00%, 4/15/2025	100,000	111,014

Upper Trinity Regional Water District, Regional Treated Water Supply System

Rev., 4.00%, 8/1/2022	210,000	212,892

Rev., 5.00%, 8/1/2022	435,000	442,784

Valwood Improvement Authority, Unlimited Tax GO, 4.00%, 9/1/2022	180,000	182,922

Van Vleck Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2023	60,000	62,293

Via Metropolitan Transit Advanced Transportation District, Sales Tax Rev., 5.00%, 7/15/2022	55,000	55,899

SEE NOTES TO FINANCIAL STATEMENTS.

458	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Texas — continued

Via Metropolitan Transit, Sales Tax Rev., 5.00%, 7/15/2024	110,000	119,144

Waco Educational Finance Corp., Baylor University Issue Rev., 5.00%, 3/1/2022 (b)	510,000	510,000

Waco Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2022	25,000	25,494

Weatherford Independent School District, Unlimited Tax GO, PSF-GTD, Zero Coupon, 2/15/2025	50,000	48,013

Weslaco Independent School District, Unlimited Tax Series 2015A, GO, PSF-GTD, 5.00%, 2/15/2023	15,000	15,580

West Harris County Municipal Utility District No. 2, Unlimited Tax GO, 3.00%, 8/1/2022	155,000	156,430

West Harris County Regional Water Authority Series 2016A, Rev., 5.00%, 12/15/2022	20,000	20,661

West Travis County Municipal Utility District No. 6, Unlimited Tax GO, 4.00%, 8/1/2022	50,000	50,663

West Travis County Public Utility Agency Rev., 5.00%, 8/15/2022	225,000	229,311

Wink-Loving Independent School District, Unlimited Tax School Building GO, PSF-GTD, 5.00%, 2/15/2023 (b)	35,000	36,377

Wylie Independent School District, Unlimited Tax

Series 2012B, GO, PSF-GTD, 4.00%, 8/15/2022	50,000	50,765

Series 2015C, GO, PSF-GTD, 6.75%, 8/15/2022	25,000	25,692

Ysleta Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2022	30,000	30,594

Total Texas		221,161,147

Utah — 1.3%

Alpine School District, School Building, Guaranty Program

GO, 5.00%, 3/15/2022	110,000	110,181

Series 2017B, GO, 5.00%, 3/15/2023	25,000	26,069

Central Utah Water Conservancy District

Series 2012B, Rev., 5.00%, 10/1/2022	65,000	66,627

Series 2012C, Rev., 5.00%, 10/1/2022 (b)	35,000	35,859

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Utah — continued

Series 2016A, Rev., 5.00%, 10/1/2022	60,000	61,502

Series 2017B, Rev., 5.00%, 10/1/2022	125,000	128,129

Central Utah Water Conservancy District, Limited Tax Series 2011C, GO, 5.00%, 4/1/2022	165,000	165,606

Central Weber Sewer Improvement District Series 2021A, Rev., 4.00%, 3/1/2023	95,000	97,951

City of Draper, Sales Tax Series 2012A, Rev., 4.00%, 5/1/2022 (b)	25,000	25,143

City of Lehi Rev., 4.00%, 6/1/2022	50,000	50,422

City of Park City GO, 5.00%, 5/1/2022	25,000	25,185

City of Provo, Wastewater Series 2015A, Rev., 5.00%, 2/1/2023	25,000	25,939

City of Riverton Rev., 3.00%, 9/1/2022	35,000	35,065

City of Salt Lake City, Sales and Excise Tax

Series 2022A, Rev., 4.00%, 10/1/2022	20,000	20,386

Series 2016A, Rev., 4.00%, 10/1/2023	30,000	31,387

City of Sandy City, Sales Tax Rev., 5.00%, 3/1/2024	25,000	26,889

City of South Jordan, Daybreak Assessment Area No. 1 3.00%, 11/1/2022	40,000	40,605

City of St. George Rev., AGM, 5.00%, 6/1/2024	150,000	162,051

City of St. George, Excise Tax GO, 4.00%, 8/1/2023	75,000	75,182

City of St. George, Franchise Tax

Rev., 5.00%, 12/1/2022	115,000	118,648

Rev., 5.00%, 12/1/2023	40,000	42,575

County of Salt Lake, Crossover GO, 4.00%, 12/15/2022	75,000	76,906

County of Summit, Sales Tax Rev., 5.00%, 12/15/2022	50,000	51,661

County of Utah, IHC Health Services, Inc.

Series 2016D, Rev., VRDO, LIQ: U.S. Bank NA, 0.21%, 3/9/2022 (c)	30,000,000	30,000,000

Series 2016B, Rev., 5.00%, 5/15/2022	220,000	221,993

Series 2018B-1, Rev., 5.00%, 8/1/2022 (c)	250,000	251,758

Series 2018B-2, Rev., 5.00%, 8/1/2024 (c)	705,000	755,260

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	459

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Utah — continued

Series 2020B-1, Rev., 5.00%, 8/1/2024 (c)	365,000	397,684

Series 2020B-2, Rev., 5.00%, 8/1/2026 (c)	595,000	683,526

County of Utah, Transportation Sales Tax Rev., 4.00%, 12/1/2022	25,000	25,601

Davis School District, School District Bond Guaranty Program

Series 2013A, GO, 3.00%, 6/1/2022	50,000	50,308

GO, 5.00%, 6/1/2022	150,000	151,665

Series 2019B, GO, 5.00%, 6/1/2022	40,000	40,444

Series 2019B, GO, 5.00%, 6/1/2023	25,000	26,263

Intermountain Power Agency, Subordinated Power Supply Series 2018A, Rev., 5.00%, 7/1/2022 (b)	560,000	568,059

Jordan School District Board of Education, School Building Bond GO, 5.00%, 6/15/2023	30,000	31,557

Jordan School District Board of Education, UTAH School Building Guaranty Program GO, 5.00%, 6/15/2022	40,000	40,510

Jordan Valley Water Conservancy District Series B, Rev., 5.00%, 10/1/2022	145,000	148,629

Magna Water District GO, 5.00%, 6/1/2023	50,000	52,506

Metropolitan Water District of Salt Lake and Sandy

Series 2012A, Rev., 4.00%, 7/1/2022	150,000	151,710

Series 2012A, Rev., 5.00%, 7/1/2022 (b)	30,000	30,437

Midvale Redevelopment Agency, Sales Tax Rev., 4.00%, 5/1/2023	20,000	20,706

Midvale Redevelopment Agency, Tax Increment and Sales Tax Rev., 4.00%, 5/1/2022	25,000	25,145

Mountain Regional Water Special Service District Series 2014A, Rev., AGM, 3.00%, 12/15/2022	75,000	76,271

Murray City Municipal Building Authority Rev., 4.00%, 12/1/2022	40,000	40,947

Nebo School District

Series 2017B, GO, 5.00%, 7/1/2022	30,000	30,440

Series 2017C, GO, 4.00%, 7/1/2023	20,000	20,807

Ogden City School District Municipal Building Authority Rev., 5.00%, 1/15/2023	120,000	124,200

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Utah — continued

Provo School District GO, 5.00%, 6/15/2022	45,000	45,570

Salt Lake City Local Building Authority Series 2017A, Rev., 4.00%, 4/15/2022	100,000	100,423

Salt Lake City School District GO, 5.00%, 3/1/2022	35,000	35,000

South Valley Water Reclamation Facility, Sewer Rev., AGM, 5.00%, 2/15/2023	75,000	77,851

Southern Utah University, Auxiliary System and Student Building Rev., 4.00%, 5/1/2022	50,000	50,279

State of Utah

GO, 4.00%, 7/1/2022 (b)	80,000	80,901

GO, 5.00%, 7/1/2022	430,000	436,319

Series 2020B, GO, 5.00%, 7/1/2022	25,000	25,367

GO, 5.00%, 7/1/2024	75,000	81,593

University of Utah (The)

Series 2013A, Rev., 5.00%, 8/1/2022	35,000	35,635

Series 2014B, Rev., 5.00%, 8/1/2022 (b)	70,000	71,264

Series 2015B, Rev., 5.00%, 8/1/2022 (b)	305,000	310,509

Series 2016A, Rev., 5.00%, 8/1/2022 (b)	25,000	25,452

Series 2016B-1, Rev., 5.00%, 8/1/2022	85,000	86,543

Series 2017A, Rev., 5.00%, 8/1/2022	80,000	81,452

Series 2017B-2, Rev., 5.00%, 8/1/2022	55,000	55,998

Series 2018A, Rev., 5.00%, 8/1/2022	80,000	81,452

Series A-2, Rev., 5.00%, 8/1/2022	25,000	25,454

Series 2013A, Rev., 5.00%, 8/1/2023	30,000	31,678

Series 2014B, Rev., 5.00%, 8/1/2023 (b)	30,000	31,660

Series 2015B, Rev., 5.00%, 8/1/2023	60,000	63,356

Series 2017A, Rev., 5.00%, 8/1/2023	20,000	21,119

Series A-1, Rev., 5.00%, 8/1/2023	20,000	21,119

Utah Charter School Finance Authority, Providence Hall Elementary School And High School Projects Series 2013A, Rev., 5.00%, 10/15/2023 (b)	75,000	79,565

SEE NOTES TO FINANCIAL STATEMENTS.

460	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Utah — continued

Utah Charter School Finance Authority, Summit Academy Incorporated

Series A, Rev., 5.00%, 4/15/2022	230,000	231,140

Series A, Rev., 5.00%, 4/15/2023	80,000	83,295

Utah State Board of Regents Series B, Rev., AGM, 4.00%, 6/1/2024	50,000	52,937

Utah State Board of Regents, Auxiliary and Campus Facilities

Rev., 5.00%, 4/1/2022 (b)	25,000	25,091

Series 2012A, Rev., 5.00%, 4/1/2022 (b)	165,000	165,602

Utah State Board of Regents, Salt Lake Community College, Student Building Fee Rev., 5.00%, 3/1/2022	110,000	110,000

Utah State Building Ownership Authority, Facilities Master Lease Program

Rev., 5.00%, 5/15/2022	170,000	171,547

Rev., 5.00%, 5/15/2023	40,000	41,950

Utah State Building Ownership Authority, Master Lease Program Series 2012A, Rev., 3.00%, 5/15/2025	35,000	35,416

Utah State University Series 2015B, Rev., 5.00%, 12/1/2022	75,000	77,368

Utah State University, Student Building Fee

Rev., 4.00%, 4/1/2022	30,000	30,086

Series 2013B, Rev., 4.00%, 12/1/2022	25,000	25,603

Utah Transit Authority, Sales Tax

Rev., 5.00%, 6/15/2022 (b)	50,000	50,637

Series 2015A, Rev., 5.00%, 6/15/2022	20,000	20,252

Series 2008A, Rev., 5.25%, 6/15/2022	335,000	339,511

Series 2018-2, Rev., 5.00%, 12/15/2022	25,000	25,819

Series 2015A, Rev., 5.00%, 6/15/2023	20,000	21,038

Series 2008A, Rev., 5.25%, 6/15/2023	150,000	158,265

Utah Transit Authority, Subordinate Sales Tax Series 2015A, Rev., 5.00%, 6/15/2023	150,000	157,687

Utah Water Finance Agency, Loan Financing Program

Series 2017C, Rev., 4.00%, 3/1/2023	110,000	113,395

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Utah — continued

Series 2017A, Rev., 5.00%, 3/1/2023	50,000	52,038

Washington County School District Board of Education, School Building and Refunding, Utah School Bond Guaranty Program Series 2016B, GO, 5.00%, 3/1/2023	30,000	31,235

Washington County School District Board of Education, Utah School Bond Guaranty Program, St. George GO, 5.00%, 3/1/2022	25,000	25,000

Washington County School District Board of Education, Utah School District Bond Guaranty Program Series 2021A, GO, 5.00%, 3/1/2022	95,000	95,000

Washington County Water Conservancy District Rev., 5.00%, 10/1/2022	25,000	25,086

Washington County-St George Interlocal Agency Series 2012A, Rev., 2.13%, 12/1/2022	135,000	136,285

Weber Basin Water Conservancy District Series 2013B, Rev., 4.25%, 4/1/2023 (b)	20,000	20,719

Weber School District, School Building GO, 5.00%, 6/15/2022	160,000	161,961

White City Water Improvement District Rev., 3.00%, 2/1/2023	25,000	25,485

Total Utah		39,931,401

Vermont — 0.0% (g)

City of Burlington

Series 2018C, GO, 5.00%, 5/1/2022	25,000	25,182

Series 2018D, GO, 5.00%, 11/1/2022	50,000	51,390

State of Vermont Series 2015A, GO, 5.00%, 8/15/2022	25,000	25,495

State of Vermont, Transportation Infrastructure Series 2013A, Rev., 4.00%, 6/15/2022	45,000	45,446

University of Vermont and State Agricultural College

Rev., 5.00%, 10/1/2022	70,000	71,736

Series 2019B, Rev., 5.00%, 10/1/2022	80,000	81,983

Vermont Educational & Health Buildings Financing Agency Rev., 5.00%, 11/1/2024	25,000	25,608

Vermont Educational and Health Buildings Financing Agency, The University of Vermont Medical Center Project

Series 2016A, Rev., 5.00%, 12/1/2022	50,000	51,533

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	461

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Vermont — continued

Series 2016A, Rev., 5.00%, 12/1/2026	175,000	199,072

Vermont Municipal Bond Bank

Series 2015-1, Rev., 4.00%, 12/1/2022	35,000	35,845

Series 2021-4, Rev., 4.00%, 12/1/2022	160,000	163,861

Series 2, Rev., 5.00%, 12/1/2022	25,000	25,789

Series 2016-2, Rev., 5.00%, 12/1/2022	120,000	123,788

Series 3, Rev., 5.00%, 12/1/2022	155,000	159,893

Series 5, Rev., 5.00%, 12/1/2022	40,000	41,263

Series 3, Rev., 5.00%, 12/1/2023	25,000	26,695

Vermont Municipal Bond Bank, State Colleges System Bonds Series 2017A, Rev., 5.00%, 10/1/2022	55,000	56,373

Total Vermont		1,210,952

Virginia — 3.4%

Albemarle County Economic Development Authority Rev., 5.00%, 6/1/2022	60,000	60,660

Arlington County Industrial Development Authority

Series 2013A, Rev., 5.00%, 12/15/2022	190,000	196,298

Rev., 5.00%, 2/15/2023	35,000	36,382

Capital Region Airport Commission Series 2016A, Rev., 5.00%, 7/1/2022	40,000	40,559

Chesapeake Bay Bridge and Tunnel District General Resolution Rev., BAN, 5.00%, 11/1/2023	270,000	286,214

City of Alexandria

Series 2012B, GO, 4.00%, 6/15/2022 (b)	70,000	70,691

GO, 5.00%, 6/15/2022	125,000	126,602

Series 2017C, GO, 5.00%, 7/1/2022	30,000	30,442

City of Alexandria, Capital Improvement

Series 2012B, GO, 5.00%, 6/15/2022	60,000	60,769

Series 2016A, GO, 5.00%, 7/15/2023	25,000	26,380

City of Charlottesville Series 2012B, GO, 4.00%, 7/15/2022	50,000	50,630

City of Chesapeake

Series 2020B, GO, 5.00%, 8/1/2022	125,000	127,274

Series A, GO, 5.00%, 8/1/2022	235,000	239,275

Series A, Rev., 5.00%, 7/15/2023	185,000	187,627

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Virginia — continued

City of Chesapeake, Express Toll Road Series A, Rev., 5.00%, 7/15/2022	140,000	142,178

City of Fairfax GO, 5.00%, 7/15/2022	50,000	50,816

City of Hampton, Public Improvement

Series 2019A, GO, 5.00%, 3/1/2022	50,000	50,000

Series 2012A, GO, 5.00%, 4/1/2022 (b)	85,000	85,310

Series 2015B, GO, 5.00%, 9/1/2022	80,000	81,744

City of Harrisonburg Series 2021A, GO, 5.00%, 7/15/2022	750,000	762,179

City of Harrisonburg, Public Improvement Series 2014B, GO, 5.00%, 7/15/2022	25,000	25,406

City of Lynchburg, Public Improvement GO, 5.00%, 6/1/2022	25,000	25,277

City of Manassas, Public Improvement GO, 5.00%, 7/1/2022	50,000	50,728

City of Newport News

Series B, GO, 5.25%, 7/1/2022	25,000	25,389

Rev., 5.00%, 7/15/2022	30,000	30,491

Series 2017A, GO, 5.00%, 8/1/2022	25,000	25,457

City of Newport News, General Improvement

Series 2014A, GO, 4.00%, 7/15/2022	20,000	20,254

Series 2014A, GO, 5.00%, 7/15/2022	50,000	50,820

City of Norfolk

Rev., 5.00%, 5/1/2022 (b)	135,000	135,993

GO, 5.00%, 8/1/2022	30,000	30,544

Series A, GO, 4.00%, 10/1/2022	25,000	25,480

Series A, GO, 5.00%, 10/1/2022 (b)	25,000	25,621

Series A, GO, 5.00%, 10/1/2022	25,000	25,624

Series B, GO, 5.00%, 10/1/2022	50,000	51,248

Series A, GO, 5.00%, 10/1/2023	10,000	10,614

City of Norfolk, Capital Improvement Series 2013A, GO, 5.00%, 8/1/2022	25,000	25,454

City of Poquoson GO, 5.00%, 2/15/2023	35,000	36,378

City of Portsmouth GO, 5.00%, 7/15/2023	55,000	57,997

City of Portsmouth, Public Utility

Series A, GO, 2.25%, 7/15/2022	25,000	25,152

Series 2012A, GO, 5.00%, 7/15/2022 (b)	25,000	25,407

City of Portsmouth, Tax Exempt

Series 2015A, GO, 4.00%, 8/1/2022	25,000	25,349

Series 2016A, GO, 5.00%, 8/1/2022	50,000	50,903

SEE NOTES TO FINANCIAL STATEMENTS.

462	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Virginia — continued

City of Richland, Waterworks Utility

Rev., 5.00%, 1/15/2023	105,000	108,815

Series 2013A, Rev., 5.00%, 1/15/2023 (b)	55,000	56,983

Series 2020A, Rev., 5.00%, 1/15/2023	25,000	25,908

City of Richmond, Public Improvement

Series 2012A, GO, 5.00%, 3/1/2022	85,000	85,000

Series 2013A, GO, 5.00%, 3/1/2022	50,000	50,000

Series 2014A, GO, 5.00%, 3/1/2022	50,000	50,000

Series 2017B, GO, 5.00%, 7/15/2022	95,000	96,550

Series B, GO, 5.00%, 7/15/2022	20,000	20,326

Series 2013A, GO, 5.00%, 3/1/2023 (b)	25,000	26,022

City of Roanoke GO, 4.00%, 4/1/2022	30,000	30,086

City of Roanoke, Public Improvement Series 2013A, GO, 4.00%, 7/15/2022	25,000	25,313

City of Suffolk, Tax-Exempt Series 2017A, GO, 5.00%, 2/1/2023	25,000	25,953

City of Virginia Beach

Series A, GO, 5.00%, 4/1/2022	50,000	50,184

Series A, GO, 5.00%, 4/1/2022 (b)	30,000	30,110

Series 2015B, GO, 5.00%, 9/15/2022	55,000	56,277

Series 2016A, GO, 5.00%, 2/1/2023	25,000	25,950

City of Winchester, Public Improvement

GO, 5.00%, 9/1/2022 (b)	210,000	214,514

GO, 5.00%, 9/1/2022	75,000	76,616

GO, 5.00%, 3/1/2023	35,000	36,412

Commonwealth of Virginia

Series 2013B, GO, 4.00%, 6/1/2022	170,000	171,464

Series 2015B, GO, 5.00%, 6/1/2022	35,000	35,385

Series 2013B, GO, 4.00%, 6/1/2025	20,000	20,758

County of Arlington

Series 2012A, GO, 5.00%, 8/1/2022 (b)	45,000	45,813

Series 2012A, GO, 5.00%, 8/1/2022	200,000	203,655

GO, 4.00%, 8/15/2022	40,000	40,615

County of Chesterfield COP, 4.00%, 11/1/2023	100,000	101,893

County of Chesterfield, Public Improvement Series 2015B, GO, 5.00%, 1/1/2023	20,000	20,697

County of Culpeper GO, 5.00%, 1/15/2024	25,000	26,771

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Virginia — continued

County of Fairfax, Public Improvement

Series 2020A, GO, 4.00%, 10/1/2022	20,000	20,388

Series 2012B, GO, 5.00%, 4/1/2023	25,000	26,108

Series 2015B, GO, 5.00%, 10/1/2023	100,000	106,235

County of Fairfax, Sewer Series 2016A, Rev., 5.00%, 7/15/2022	115,000	116,889

County of Fauquier GO, 4.00%, 7/15/2022	35,000	35,441

County of Hanover, Public Improvement Series A, GO, 4.13%, 1/15/2023	50,000	50,133

County of Henrico, Public Improvement

GO, 4.00%, 8/1/2022	100,000	101,415

GO, 5.00%, 8/1/2022	25,000	25,457

County of Henrico, Water and Sewer

Rev., 3.00%, 5/1/2022	50,000	50,208

Rev., 5.00%, 5/1/2022	40,000	40,298

Rev., 3.13%, 5/1/2023 (b)	20,000	20,501

County of Loudoun Series 2018A, GO, 5.00%, 12/1/2022	25,000	25,797

County of Loudoun, Public Improvement Series 2019A, GO, 5.00%, 12/1/2022	50,000	51,594

County of Prince William

COP, 5.00%, 10/1/2022	100,000	102,444

COP, 5.00%, 10/1/2023	230,000	243,927

County of Prince William, Public Improvement

Series 2012A, GO, 4.00%, 8/1/2022	25,000	25,352

GO, 5.00%, 8/1/2022	105,000	106,910

County of Pulaski GO, 5.00%, 2/1/2024	40,000	42,860

County of Smyth GO, 5.00%, 11/1/2022	25,000	25,711

County of Spotsylvania, Water and Sewer System Rev., 5.00%, 6/1/2022	40,000	40,443

Culpeper County Economic Development Authority, Capital Projects

Rev., 5.00%, 6/1/2022	100,000	101,095

Rev., 5.00%, 6/1/2024	30,000	32,459

Culpeper County Economic Development Authority, Culpeper County Cte School Project Rev., 5.00%, 6/1/2023	75,000	78,740

Fairfax County Economic Development Authority, Joint Public Uses Complex Project Rev., 5.00%, 5/15/2022	175,000	176,596

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	463

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Virginia — continued

Fairfax County Economic Development Authority, Laurel Hill Public Facilities Project Series 2012A, Rev., 5.00%, 6/1/2022	75,000	75,831

Fairfax County Economic Development Authority, Route 28 Project Series 2016B, Rev., 3.00%, 4/1/2022	75,000	75,155

Fairfax County Economic Development Authority, Silver Line Phase I Project Rev., 5.00%, 4/1/2022	55,000	55,202

Fairfax County Industrial Development Authority, Inova Health System Project

Rev., 4.00%, 5/15/2022	20,000	20,138

Series 2012B, Rev., 5.00%, 5/15/2022	50,000	50,447

Series 2016A, Rev., 5.00%, 5/15/2023	20,000	20,953

Rev., 5.00%, 5/15/2024	45,000	45,409

Fairfax County Industrial Development Authority, Virginia Health Care, Inova Health System Project

Rev., 4.00%, 5/15/2022	375,000	377,593

Series 2016A, Rev., 5.00%, 5/15/2022	175,000	176,564

Series 2018B, Rev., 5.00%, 5/15/2023 (c)	115,000	120,449

Fairfax County Water Authority

Rev., 4.25%, 4/1/2022 (b)	25,000	25,076

Rev., 5.00%, 4/1/2022	120,000	120,443

Rev., 5.00%, 4/1/2022 (b)	135,000	135,492

Hampton Roads Sanitation District, Wastewater

Series 2014A, Rev., 5.00%, 7/1/2022	225,000	228,306

Series 2016A, Rev., 5.00%, 8/1/2022	20,000	20,365

Series 2014A, Rev., 5.00%, 7/1/2023	10,000	10,535

Series 2016A, Rev., 5.00%, 8/1/2023	25,000	26,413

Hampton Roads Transportation Accountability Commission, Senior Lien Series 2021A, Rev., BAN, 5.00%, 7/1/2026	15,500,000	17,760,163

Hampton Roads Transportation Accountability Commission, Transportation Fund, Intermediate Lien Series 2019A, Rev., BAN, 5.00%, 7/1/2022	2,940,000	2,983,204

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Virginia — continued

Henry County Industrial Development Authority Rev., GAN, 2.00%, 11/1/2023	1,040,000	1,040,638

Loudoun County Economic Development Authority, Howard Hughes Medical Institute Series 2003F, Rev., VRDO, 0.19%, 3/9/2022 (c)	10,000,000	10,000,000

Loudoun County Economic Development Authority, Public Facilities Project Series 2016A, Rev., 5.00%, 12/1/2022	50,000	51,575

Louisa Industrial Development Authority, Electric and Power Co. Project Series 2008B, Rev., 0.75%, 9/2/2025 (c)	100,000	96,104

Montgomery County Economic Development Authority, Virginia Tech Foundation

Series A, Rev., 5.00%, 6/1/2022	25,000	25,275

Series 2013A, Rev., 5.00%, 6/1/2023	20,000	20,997

Norfolk Economic Development Authority, Sentara Healthcare

Series 2016B, Rev., VRDO, 0.18%, 3/9/2022 (c)	50,000,000	50,000,000

Series 2012B, Rev., 5.00%, 11/1/2022	20,000	20,567

Series 2012B, Rev., 4.00%, 11/1/2023	100,000	101,954

Peninsula Ports Authority, Dominion Terminal Associates Project — DETC Issue Rev., 1.70%, 10/1/2022 (c)	1,300,000	1,305,310

Powhatan County Economic Development Authority Rev., 5.00%, 10/15/2022	25,000	25,644

Prince William County Industrial Development Authority, Novant Health Obligation Group Series 2013B, Rev., 3.25%, 11/1/2022 (b)	30,000	30,485

Roanoke Economic Development Authority, Va Lutheran Homes Brandon Oaks Project Rev., 6.63%, 12/1/2023 (b)	40,000	43,695

Southampton County Industrial Development Authority, Southampton County Capital Rev., 5.00%, 12/1/2022	65,000	67,032

Stafford County Economic Development Authority Rev., 5.00%, 6/15/2022	95,000	96,170

SEE NOTES TO FINANCIAL STATEMENTS.

464	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Virginia — continued

Virginia Beach Development Authority, Public Facilities Series B, Rev., 5.00%, 12/1/2022	50,000	51,571

Virginia Beach Development Authority, Public Facility

Series 2018A, Rev., 5.00%, 4/1/2022	65,000	65,237

Series 2020A, Rev., 5.00%, 4/15/2022	50,000	50,269

Virginia Beach Development Authority, Westminster-Canterbury on Chesapeake Bay Rev., 5.00%, 9/1/2022	35,000	35,526

Virginia College Building Authority, 21st Century College and Equipment Programs

Series 2019B, Rev., 5.00%, 2/1/2023	55,000	57,060

Series 2019C, Rev., 5.00%, 2/1/2023	50,000	51,873

Series 2020A, Rev., 5.00%, 2/1/2023	25,000	25,936

Virginia College Building Authority, Educational Facilities, 21st Century College and Equipment Programs

Series 200.9, Rev., 5.00%, 2/1/2023	35,000	36,311

Series 2009E-2, Rev., 5.00%, 2/1/2023	10,000	10,374

Series 2013A, Rev., 5.00%, 2/1/2023 (b)	50,000	51,887

Series 2013A, Rev., 5.00%, 2/1/2023	20,000	20,749

Series 2015A, Rev., 5.00%, 2/1/2023	25,000	25,936

Series 2015D, Rev., 5.00%, 2/1/2023	85,000	88,184

Series 2018A, Rev., 5.00%, 2/1/2023	20,000	20,749

Series A, Rev., 5.00%, 2/1/2023	90,000	93,371

Series B, Rev., 5.00%, 2/1/2023	20,000	20,749

Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program

Series 2012-A, Rev., 5.00%, 9/1/2022 (b)	335,000	342,200

Series 2014B, Rev., 5.00%, 9/1/2022	60,000	61,281

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Virginia — continued

Series 2016A, Rev., 5.00%, 9/1/2022	60,000	61,280

Series A, Rev., 5.00%, 9/1/2022	70,000	71,494

Series B, Rev., 5.00%, 9/1/2023	60,000	63,568

Virginia College Building Authority, Public Higher Educational Financing Program

Series 2018A, Rev., 5.00%, 9/1/2022	125,000	127,668

Series 2019A, Rev., 5.00%, 9/1/2022	25,000	25,533

Series 2021A, Rev., 5.00%, 9/1/2022	55,000	56,174

Series 2013A, Rev., 4.00%, 9/1/2023 (b)	25,000	26,104

Virginia Commonwealth Transportation Board

Series 2012A, Rev., GAN, 5.00%, 3/15/2022 (b)	30,000	30,049

Rev., GAN, 5.00%, 9/15/2023	45,000	47,736

Virginia Commonwealth Transportation Board, Capital Projects

Rev., 5.00%, 5/15/2022	235,000	237,144

Rev., 5.00%, 5/15/2022 (b)	55,000	55,500

Series 2017A, Rev., 5.00%, 5/15/2022	100,000	100,912

Rev., 5.00%, 5/15/2023	100,000	104,887

Rev., 5.00%, 5/15/2024	35,000	37,832

Series 2017A, Rev., 5.00%, 5/15/2025	40,000	44,553

Virginia Commonwealth Transportation Board, Federal Transportation

Series 2012A, Rev., GAN, 4.50%, 3/15/2022	65,000	65,095

Rev., GAN, 5.00%, 3/15/2022	50,000	50,082

Rev., GAN, 5.00%, 3/15/2022 (b)	125,000	125,205

Series 2012A, Rev., GAN, 5.00%, 3/15/2022 (b)	25,000	25,041

Series 2012B-G, Rev., GAN, 5.00%, 3/15/2022	30,000	30,049

Rev., GAN, 5.00%, 9/15/2022	435,000	445,103

Series 2012B, Rev., GAN, 5.00%, 9/15/2022	280,000	286,503

Series 2012B, Rev., GAN, 5.00%, 9/15/2022 (b)	320,000	327,414

Rev., GAN, 5.00%, 3/15/2023	250,000	260,662

Series 2013A, Rev., GAN, 5.00%, 3/15/2023 (b)	280,000	291,886

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	465

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Virginia — continued

Series 2013-A, Rev., GAN, 5.00%, 3/15/2023	170,000	177,250

Rev., GAN, 5.00%, 3/15/2025	30,000	33,252

Virginia Commonwealth Transportation Board, Oak Grove Connector Series A, Rev., 5.00%, 5/15/2022	90,000	90,821

Virginia Commonwealth Transportation Board, Transportation Capital Project Rev., 5.00%, 5/15/2022 (b)	125,000	126,137

Virginia Commonwealth Transportation Board, Transportation District Program Rev., 5.00%, 5/15/2022	80,000	80,730

Virginia Commonwealth Transportation Board, U.S. Route 58 Corridor Development Program

Series 2014B, Rev., 5.00%, 5/15/2022	35,000	35,319

Series C, Rev., 5.00%, 5/15/2022	65,000	65,593

Virginia Commonwealth University Series 2018A, Rev., 5.00%, 11/1/2022	20,000	20,563

Virginia Commonwealth University Health System Authority

Rev., 5.00%, 7/1/2022	20,000	20,290

Rev., 5.00%, 7/1/2025	45,000	50,153

Virginia Housing Development Authority Series 2020B, Rev., 0.99%, 3/1/2024	210,000	207,770

Virginia Housing Development Authority, Commonwealth Mortgage Series 2012C-2, Rev., 2.20%, 4/1/2022	25,000	25,033

Virginia Public Building Authority, Public Facilities

Series 2013A, Rev., 5.00%, 8/1/2022	50,000	50,891

Series 2013B, Rev., 5.00%, 8/1/2022	25,000	25,445

Series 2014A, Rev., 5.00%, 8/1/2022	260,000	264,631

Series 2015A, Rev., 5.00%, 8/1/2022	20,000	20,356

Series 2015B, Rev., 5.00%, 8/1/2022	25,000	25,445

Series 2017A, Rev., 5.00%, 8/1/2022	100,000	101,781

Series 2019A, Rev., 5.00%, 8/1/2022	30,000	30,534

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Virginia — continued

Series 2020B, Rev., 5.00%, 8/1/2022	40,000	40,713

Series A, Rev., 5.00%, 8/1/2022	700,000	712,467

Series B, Rev., 5.00%, 8/1/2022	140,000	142,494

Series C, Rev., 5.00%, 8/1/2022	115,000	117,048

Series 2012A, Rev., 4.00%, 8/1/2023	10,000	10,419

Series 2013A, Rev., 4.00%, 8/1/2023	70,000	72,935

Series 2013A, Rev., 5.00%, 8/1/2023 (b)	65,000	68,645

Series 2018A, Rev., 5.00%, 8/1/2023	30,000	31,678

Series 2020B, Rev., 5.00%, 8/1/2023	10,000	10,559

Series 2021A-1, Rev., 5.00%, 8/1/2023	65,000	68,636

Series A, Rev., 5.00%, 8/1/2023	20,000	21,119

Series C, Rev., 4.00%, 8/1/2026	25,000	26,677

Virginia Public School Authority, School Financing 1997 Resolution

Rev., 3.00%, 8/1/2022 (b)	45,000	45,440

Series 2012A, Rev., 3.00%, 8/1/2022 (b)	50,000	50,488

Series 2012C, Rev., 3.25%, 8/1/2022 (b)	80,000	80,864

Series 2012D, Rev., 4.00%, 8/1/2022 (b)	155,000	157,160

Rev., 5.00%, 8/1/2022 (b)	70,000	71,264

Series 2012A, Rev., 5.00%, 8/1/2022 (b)	260,000	264,649

Series 2012A, Rev., 5.00%, 8/1/2022	110,000	112,001

Series 2012B, Rev., 5.00%, 8/1/2022 (b)	75,000	76,355

Series 2012D, Rev., 5.00%, 8/1/2022 (b)	45,000	45,813

Series 2012D, Rev., 5.00%, 8/1/2022	20,000	20,364

Series 2013A, Rev., 5.00%, 8/1/2022	45,000	45,819

Series 2014B, Rev., 5.00%, 8/1/2022	95,000	96,728

Series 2015B, Rev., 5.00%, 8/1/2022	25,000	25,455

Series 2013A, Rev., 3.00%, 8/1/2023 (b)	25,000	25,691

Rev., 5.00%, 8/1/2023	70,000	73,936

SEE NOTES TO FINANCIAL STATEMENTS.

466	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Virginia — continued

Series 2013A, Rev., 5.00%, 8/1/2023 (b)	25,000	26,402

Series 2013A, Rev., 5.00%, 8/1/2023	10,000	10,562

Series 2014B, Rev., 5.00%, 8/1/2023	135,000	142,590

Series 2014C, Rev., 5.00%, 8/1/2023	25,000	26,406

Series 2015A, Rev., 5.00%, 8/1/2024	25,000	27,207

Virginia Public School Authority, School Financing, Special Obligation

Rev., 5.00%, 8/1/2022	20,000	20,364

Rev., 5.00%, 2/1/2023	100,000	103,801

Virginia Public School Authority, School Technology Series V, Rev., 5.00%, 4/15/2022	50,000	50,271

Virginia Public School Authority, School Technology and Security Notes

Series VI, Rev., 5.00%, 4/15/2022	225,000	226,219

Series VIII, Rev., 5.00%, 4/15/2022	140,000	140,759

Series VI, Rev., 5.00%, 4/15/2023	80,000	83,662

Virginia Resources Authority, Clean Water Revolving Fund Rev., 5.00%, 10/1/2022	75,000	76,882

Virginia Resources Authority, Clean Water State Revolving Fund Rev., 5.00%, 10/1/2022	30,000	30,753

Virginia Resources Authority, Infrastructure

Series 2015B, Rev., 4.00%, 11/1/2022	20,000	20,436

Series 2012A, Rev., 5.00%, 11/1/2022 (b)	800,000	822,521

Series 2016A, Rev., 5.00%, 11/1/2022	40,000	41,137

Series 2016C, Rev., 5.00%, 11/1/2022	120,000	123,411

Virginia Resources Authority, Infrastructure Moral Obligation

Rev., 4.00%, 11/1/2022	25,000	25,540

Series 2012B, Rev., 4.00%, 11/1/2022 (b)	155,000	158,287

Series 2013A, Rev., 4.00%, 11/1/2022	50,000	51,081

Series 2014C, Rev., 5.00%, 11/1/2022	100,000	102,822

Series 2014C, Rev., AMT, 5.00%, 11/1/2022	35,000	35,995

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Virginia — continued

Series 2016A, Rev., 5.00%, 11/1/2022	50,000	51,411

Series 2019A, Rev., 5.00%, 11/1/2022	25,000	25,705

Series 2012B, Rev., 4.00%, 11/1/2024	15,000	15,313

Virginia Resources Authority, Infrastructure Moral Obligation, Pooled Financing Program

Rev., 5.00%, 11/1/2022	60,000	61,698

Series 2020C, Rev., 5.00%, 11/1/2022	75,000	77,117

Virginia Resources Authority, Infrastructure Pooled Financing Program

Rev., 5.00%, 11/1/2022	75,000	77,132

Series 2012A, Rev., 5.00%, 11/1/2022	40,000	41,137

Series 2012A, Rev., 5.00%, 11/1/2022 (b)	85,000	87,393

Series 2012B, Rev., 5.00%, 11/1/2022	115,000	118,269

Series 2017A, Rev., 5.00%, 11/1/2022	25,000	25,710

Virginia Resources Authority, Infrastructure Tax Exempt Series A, Rev., 5.00%, 11/1/2022	20,000	20,568

Virginia Resources Authority, Pooled Financing Program

Series 2017C, Rev., 4.00%, 11/1/2022	65,000	66,418

Series 2012A-1, Rev., 5.00%, 11/1/2022 (b)	100,000	102,815

Series 2016B, Rev., 5.00%, 11/1/2022	50,000	51,421

Western Regional Jail Authority, Regional Jail Facility

Rev., 4.00%, 12/1/2022	50,000	51,172

Rev., 5.00%, 12/1/2024	1,285,000	1,406,414

Winchester Economic Development Authority, Health System Obligation Group Series 2014A, Rev., 5.00%, 1/1/2023	25,000	25,850

Wise County Industrial Development Authority, Electric and Power Co. Project Series 2010A, Rev., 1.20%, 5/31/2024 (c)	2,065,000	2,040,202

York County, Economic Development Authority, Capital Project Rev., 4.00%, 7/15/2023	55,000	57,129

Total Virginia		107,000,001

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	467

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Washington — 1.8%

Auburn School District No. 408 of King and Pierce Counties

GO, 3.00%, 12/1/2022	150,000	150,833

GO, 4.00%, 12/1/2023	95,000	97,086

GO, 4.00%, 12/1/2024	60,000	61,393

Auburn School District No. 408 of King and Pierce Counties, Unlimited Tax GO, 5.00%, 12/1/2024	25,000	27,519

Benton County School District No. 17 Kennewick, Unlimited Tax

GO, 5.00%, 12/1/2022	90,000	92,814

GO, 5.00%, 12/1/2023	60,000	64,025

Benton County School District No. 400 Richland, Unlimited Tax GO, 5.00%, 12/1/2023	50,000	52,426

Cascade Water Alliance

Rev., 5.00%, 9/1/2022	25,000	25,542

Rev., 5.00%, 1/1/2023	25,000	25,870

Central Puget Sound Regional Transit Authority, Sales and Motor Vehicle Excise Tax Series 2016S-1, Rev., 5.00%, 11/1/2022	50,000	51,418

Central Puget Sound Regional Transit Authority, Sales and Use Tax

Series 2012S-1, Rev., 5.00%, 11/1/2022 (b)	105,000	107,956

Series 2012S-1, Rev., 5.00%, 11/1/2022	140,000	143,970

Central Washington University

Rev., 5.00%, 5/1/2022	120,000	120,850

Rev., 5.00%, 5/1/2023	100,000	104,481

Rev., AGM, 5.00%, 5/1/2024	360,000	387,934

Chelan County Public Utility District No. 1 Series 2020A, Rev., 5.00%, 7/1/2022	120,000	121,759

Chelan County Public Utility District No. 1, Capital Appreciation Series 1997A, Rev., NATL-RE, Zero Coupon, 6/1/2023	70,000	69,085

City of Auburn, Utility System

Rev., 5.00%, 12/1/2022	35,000	36,078

Rev., 5.00%, 12/1/2023	35,000	37,291

City of Bellevue, Limited Tax GO, 5.00%, 12/1/2022	75,000	77,379

City of Bellingham, Limited Tax GO, 5.00%, 12/1/2022	25,000	25,787

City of Bonney Lake, Water & Sewer System Rev., 4.00%, 12/1/2022	75,000	76,816

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Washington — continued

City of Centralia Electric System Rev., 5.00%, 12/1/2022	120,000	123,715

City of Edmonds, Water and Sewer Rev., 5.00%, 12/1/2023	25,000	26,213

City of Everett, Water and Sewer

Rev., 5.00%, 12/1/2022	500,000	515,822

Rev., 5.00%, 12/1/2023	25,000	26,673

Rev., 5.00%, 12/1/2024	40,000	41,229

City of Fife Rev., 4.00%, 10/1/2022	100,000	101,866

City of Gig Harbor, Water and Sewer Rev., 4.00%, 10/1/2022	50,000	50,915

City of Lynnwood

Rev., 4.00%, 12/1/2022	45,000	46,089

Rev., 4.00%, 12/1/2023	30,000	31,495

City of Marysville, Water and Sewer Rev., 5.00%, 4/1/2022	180,000	180,661

City of Olympia, Limited Tax GO, 5.00%, 12/1/2024	25,000	27,504

City of Olympia, Unlimited Tax GO, 5.00%, 12/1/2022	45,000	46,424

City of Renton, Limited Tax

Series A, GO, 4.00%, 12/1/2022	50,000	51,187

GO, 5.00%, 12/1/2022	65,000	67,057

City of Richland Rev., 5.00%, 11/1/2022	45,000	46,276

City of Richland, Waterworks Utility Rev., 4.00%, 11/1/2023	20,000	20,941

City of Seattle, Drainage and Wastewater System Improvement

Rev., 5.00%, 4/1/2022	45,000	45,165

Rev., 5.00%, 5/1/2022	185,000	186,366

Rev., 5.00%, 9/1/2022	150,000	150,344

Rev., 5.00%, 9/1/2024	45,000	45,107

City of Seattle, Limited Tax

GO, 5.00%, 5/1/2022	20,000	20,148

Series 2017A, GO, 5.00%, 11/1/2022	150,000	154,253

Series 2016A, GO, 5.00%, 4/1/2023	30,000	31,330

Series 2013A, GO, 4.00%, 10/1/2023	25,000	25,800

City of Seattle, Municipal Light and Power Improvement

Series 2016B, Rev., 5.00%, 4/1/2022	45,000	45,165

Series 2015A, Rev., 5.00%, 5/1/2022	155,000	156,145

Series 2012A, Rev., 5.00%, 6/1/2022	40,000	40,442

SEE NOTES TO FINANCIAL STATEMENTS.

468	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Washington — continued

Rev., 5.00%, 7/1/2022	120,000	121,755

Rev., 5.00%, 9/1/2022	315,000	321,802

Series 2017C, Rev., 5.00%, 9/1/2022	45,000	45,972

Series 2016C, Rev., 5.00%, 10/1/2022	85,000	87,122

Series 2018A, Rev., 5.00%, 1/1/2023	65,000	67,261

Series 2019A, Rev., 5.00%, 4/1/2023	25,000	26,105

Series 2015A, Rev., 5.00%, 5/1/2023	130,000	136,151

Series 2020A, Rev., 5.00%, 7/1/2023	30,000	31,602

Rev., 5.00%, 9/1/2023	105,000	111,227

Series 2016C, Rev., 5.00%, 10/1/2023	45,000	47,798

Series 2012A, Rev., 5.00%, 6/1/2024	120,000	121,299

Series 2012A, Rev., 5.00%, 6/1/2025	170,000	171,788

City of Seattle, Solid Waste System Rev., 5.00%, 5/1/2022	275,000	277,013

City of Seattle, Water System

Rev., 5.00%, 5/1/2022	75,000	75,554

Rev., 4.00%, 9/1/2022 (b)	70,000	71,140

Rev., 5.00%, 9/1/2022	180,000	183,887

Rev., 5.00%, 9/1/2022 (b)	110,000	112,364

Rev., 5.00%, 5/1/2023	60,000	62,839

Rev., 5.00%, 9/1/2023	50,000	50,992

City of Shelton, Limited Tax GO, 4.00%, 12/1/2022	150,000	153,267

City of Spokane, Unlimited Tax GO, 5.00%, 12/1/2022	200,000	206,329

City of Spokane, Water and Wastewater System

Rev., 5.00%, 12/1/2022	25,000	25,791

Rev., 5.00%, 12/1/2023	20,000	21,349

City of Tacoma

Rev., 5.00%, 12/1/2022	280,000	288,861

Series 2015A, Rev., 5.00%, 12/1/2022	20,000	20,625

City of Tacoma, Electric System Series 2013B, Rev., 5.00%, 1/1/2023	50,000	51,722

City of Tacoma, Water Supply System Rev., 5.00%, 12/1/2022	25,000	25,782

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Washington — continued

City of University Place, Limited Tax GO, 4.00%, 12/1/2023	35,000	36,744

City of Vancouver Downtown Redevelopment Authority, Conference Center Project Rev., GTD, 5.00%, 1/1/2023	160,000	165,510

City of Vancouver, Limited Tax Series 2015B, GO, 5.00%, 12/1/2022	20,000	20,633

City of Walla Walla, Unlimited Tax

GO, 3.00%, 12/1/2022	70,000	71,121

GO, 3.00%, 12/1/2023	25,000	25,793

City of Wenatchee, Water and Sewer System Rev., 3.00%, 12/1/2022	25,000	25,400

City of Yakima, Limited Tax Series 2014A, GO, 5.00%, 6/1/2023	25,000	26,183

Clark & Skamania Counties School District No. 112-6 Washougal GO, 4.00%, 12/1/2022	30,000	30,722

Clark County Public Utility District No. 1

Rev., 5.00%, 1/1/2023	335,000	346,593

Rev., 5.00%, 1/1/2024	15,000	16,033

Clark County Public Utility District No. 1, Electric System Rev., 5.00%, 1/1/2023	305,000	315,555

Clark County Public Utility District No. 1, Generating System Rev., 5.00%, 1/1/2024	125,000	133,607

Clark County School District No. 114 Evergreen, Unlimited Tax GO, 5.00%, 12/1/2022	80,000	82,519

Clark County School District No. 117 Camas, Unlimited Tax

GO, 2.00%, 12/1/2022	30,000	30,280

GO, 5.00%, 12/1/2023	100,000	106,799

Clark County School District No. 122 Ridgefield, Unlimited Tax GO, 5.00%, 12/1/2022	30,000	30,945

Clark County School District No. 37 Vancouver, Unlimited Tax

GO, 3.00%, 12/1/2022	30,000	30,499

GO, 5.00%, 12/1/2023	30,000	32,034

Clark County, Vancouver School District No. 37 GO, 3.00%, 12/1/2023	25,000	25,832

Clark Regional Wastewater District Rev., 5.00%, 12/1/2022	25,000	25,776

County of Benton, Limited Tax

GO, 3.00%, 12/1/2022	45,000	45,721

GO, 3.00%, 12/1/2023	30,000	30,940

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	469

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Washington — continued

County of Franklin, Limited Tax GO, AGM, 4.00%, 7/1/2022 (b)	25,000	25,282

County of King, Limited Tax

Series 2017B, GO, 5.00%, 6/1/2022	60,000	60,665

Series 2019A, GO, 5.00%, 6/1/2022	50,000	50,554

Series 2015A, GO, 4.00%, 7/1/2022	50,000	50,568

Series 2012B, GO, 5.00%, 7/1/2022 (b)	50,000	50,728

Series 2012C, GO, 5.00%, 7/1/2022 (b)	20,000	20,291

Series 2015A, GO, 5.00%, 7/1/2022	25,000	25,367

Series 2019B, GO, 5.00%, 7/1/2022	30,000	30,440

Series 2012E, GO, 3.00%, 12/1/2022	30,000	30,503

GO, 4.00%, 12/1/2022	50,000	51,210

Series 2014C, GO, 5.00%, 12/1/2022	180,000	185,696

Series 2021A, GO, 5.00%, 12/1/2022	190,000	196,012

Series 2021A, GO, 3.00%, 1/1/2023	95,000	96,742

County of King, Sewer

Series 2012B, Rev., 5.00%, 7/1/2022 (b)	20,000	20,291

Series 2014B, Rev., 5.00%, 7/1/2022	45,000	45,660

Series 2015B, Rev., 5.00%, 7/1/2022	105,000	106,539

Series 2018B, Rev., 5.00%, 7/1/2022	90,000	91,320

Series 2020A, Rev., 0.62%, 1/1/2024 (c)	1,545,000	1,523,280

Series 2013A, Rev., 5.00%, 1/1/2024	30,000	30,968

County of King, Sewer, Junior Lien Series B, Rev., 0.88%, 1/1/2026 (c)	60,000	58,350

County of Kitsap, Limited Tax GO, 4.00%, 12/1/2022	45,000	46,089

County of Kitsap, Sewer Rev., 5.00%, 12/1/2022	25,000	25,791

County of Pierce, Limited Tax GO, 5.00%, 7/1/2022	30,000	30,441

County of Pierce, Sewer

Rev., 4.00%, 8/1/2022 (b)	185,000	187,579

Rev., 5.00%, 8/1/2022	35,000	35,638

County of Skagit, Limited Tax GO, 5.00%, 12/1/2024	60,000	66,045

County of Snohomish, Limited Tax

GO, 4.00%, 12/1/2022	190,000	194,600

GO, 5.00%, 12/1/2022	70,000	72,215

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Washington — continued

County of Spokane, Limited Tax GO, 5.00%, 12/1/2022 (b)	50,000	51,571

East Columbia Basin Irrigation District Rev., 5.00%, 6/1/2022	50,000	50,547

East Wenatchee Water District Rev., 4.00%, 8/1/2023	25,000	26,009

Eastern Washington University, Services and Activities Fee Rev., 5.00%, 10/1/2023	35,000	37,068

Energy Northwest, Bonneville Power Administrator Series 2016-A, Rev., 5.00%, 7/1/2022	50,000	50,735

Energy Northwest, Columbia Generating Station

Series 2018A, Rev., 4.00%, 7/1/2022	180,000	182,052

Series 2014A, Rev., 5.00%, 7/1/2022	385,000	390,658

Series 2015A, Rev., 5.00%, 7/1/2022	25,000	25,367

Series 2018A, Rev., 5.00%, 7/1/2022	360,000	365,290

Series 2019A, Rev., 5.00%, 7/1/2022	80,000	81,176

Series 2021A, Rev., 5.00%, 7/1/2022	775,000	786,389

Series 2014-A, Rev., 4.00%, 7/1/2023	100,000	104,048

Series 2014A, Rev., 5.00%, 7/1/2023	175,000	184,392

Series 2017-A, Rev., 5.00%, 7/1/2023	35,000	36,878

Series 2018A, Rev., 5.00%, 7/1/2023	110,000	115,903

Energy Northwest, Project 1

Series 2014-C, Rev., 5.00%, 7/1/2026	100,000	108,428

Series 2017-A, Rev., 5.00%, 7/1/2026	200,000	202,851

Energy Northwest, Project 3 Electric

Series 2018C, Rev., 4.00%, 7/1/2023	30,000	31,214

Series C, Rev., 5.00%, 7/1/2023	25,000	26,342

Series 2018C, Rev., 5.00%, 7/1/2025	25,000	27,993

Energy Northwest, Wind Project Rev., 5.00%, 7/1/2022	25,000	25,354

FYI Properties, State of Washington District Project

Rev., 5.00%, 6/1/2022	55,000	55,588

Rev., 5.00%, 6/1/2023	45,000	47,158

SEE NOTES TO FINANCIAL STATEMENTS.

470	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Washington — continued

Grant County Public Utility District No. 2 Electric System

Series 2017-O, Rev., 5.00%, 1/1/2023	20,000	20,687

Series 2013-J, Rev., 5.00%, 7/1/2023 (b)	25,000	26,328

Grant County Public Utility District No. 2, Priest Rapids Hydroelectric Project

Series 2012A, Rev., 5.00%, 7/1/2022 (b)	105,000	106,529

Series A, Rev., 5.00%, 1/1/2023 (b)	135,000	139,649

Grays Harbor County Public Utility District No. 1

Series 2015A, Rev., 5.00%, 1/1/2023	40,000	41,357

Rev., 5.00%, 7/1/2023 (b)	45,000	47,359

Series 2015A, Rev., 5.00%, 1/1/2025	100,000	109,764

Greater Wenatchee Regional Events Center Public Facilities District Series A, Rev., 5.50%, 9/1/2022 (b)	250,000	255,993

King and Snohomish Counties School District No. 417 Northshore GO, 5.00%, 12/1/2022	20,000	20,633

King and Snohomish Counties School District No. 417 Northshore, Unlimited Tax

GO, 5.00%, 12/1/2022	65,000	67,057

GO, 5.00%, 12/1/2024	25,000	27,518

King County Fire Protection District No. 2, Unlimited Tax GO, 5.00%, 12/1/2022	30,000	30,949

King County Fire Protection District No. 39, Unlimited Tax Series 2015A, GO, 5.00%, 12/1/2024	40,000	44,018

King County Housing Authority Rev., 3.00%, 6/1/2022	55,000	55,310

King County Housing Authority, Workforce Housing Preservation

Rev., 2.00%, 10/1/2022	220,000	221,241

Rev., 2.00%, 10/1/2023	100,000	100,929

Rev., 3.00%, 10/1/2024	100,000	103,447

King County Public Hospital District No. 1, Valley Medical Center, Limited Tax

GO, 4.00%, 12/1/2022	150,000	153,403

GO, 5.00%, 12/1/2022	410,000	422,348

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Washington — continued

King County Public Hospital District No. 2, Evergreen Healthcare GO, 5.00%, 12/1/2022	50,000	51,575

King County Rural Library District, Unlimited Tax

GO, 4.00%, 12/1/2022	300,000	307,263

GO, 4.00%, 12/1/2023	75,000	78,737

King County School District No. 210 Federal Way, Unlimited Tax GO, 4.00%, 12/1/2022	35,000	35,842

King County School District No. 401 Highline

GO, 5.00%, 6/1/2022	35,000	35,387

GO, 5.00%, 12/1/2022	120,000	121,264

GO, 5.00%, 6/1/2023	25,000	25,251

King County School District No. 401 Highline, Unlimited Tax

Series 2012B, GO, 3.25%, 12/1/2022	25,000	25,466

GO, 4.00%, 12/1/2022	35,000	35,847

Series 2012B, GO, 5.00%, 12/1/2024	165,000	170,083

King County School District No. 403 Renton GO, 5.00%, 12/1/2022	60,000	60,630

King County School District No. 405 Bellevue, Unlimited Tax

Series 2012B, GO, 3.00%, 12/1/2022	40,000	40,665

GO, 5.00%, 12/1/2022	160,000	165,039

GO, 5.00%, 12/1/2023	185,000	197,577

GO, 5.00%, 12/1/2024	210,000	231,276

King County School District No. 410 Snoqualmie Valley , Unlimited Tax GO, 5.00%, 12/1/2022	30,000	30,961

King County School District No. 410 Snoqualmie Valley, Unlimited Tax GO, 4.00%, 12/1/2022	95,000	97,300

King County School District No. 411 Issaquah, Unlimited Tax

GO, 2.50%, 12/1/2022	40,000	40,522

GO, 3.00%, 12/1/2022	35,000	35,587

GO, 4.00%, 12/1/2022	20,000	20,484

King County School District No. 414 Lake Washington, Unlimited Tax GO, 5.00%, 12/1/2022	410,000	422,974

King County School District No. 415 Kent, Unlimited Tax GO, 5.00%, 12/1/2023	30,000	32,040

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	471

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Washington — continued

Kitsap County Public Utility District No. 1 Rev., 4.00%, 12/1/2022	40,000	40,880

Kitsap County School District No. 303 Bainbridge Island Series 2014B, GO, 5.00%, 12/1/2022	20,000	20,633

Kitsap County School District No. 401 Central Kitsap, Unlimited Tax GO, 5.00%, 12/1/2022	185,000	190,854

Lewis County Public Utility District No. 1, Cowlitz Falls Hydro Electric Project

Rev., 5.00%, 10/1/2022	45,000	46,126

Rev., 5.00%, 10/1/2023	100,000	106,170

Lynnwood Public Facilities District, Convention Center Rev., 5.00%, 12/1/2022	50,000	51,464

Mason County School District No. 309 Shelton, Unlimited Tax GO, 5.00%, 12/1/2022	25,000	25,766

North Thurston Public Schools, Unlimited Tax GO, 4.00%, 12/1/2022	40,000	40,962

Pierce County School District No. 1 Steilacoom GO, 3.00%, 12/1/2022	200,000	201,111

Pierce County School District No. 10 Tacoma, Unlimited Tax GO, 5.00%, 12/1/2022	25,000	25,791

Pierce County School District No. 3 Puyallup, Unlimited Tax

GO, 3.00%, 12/1/2022	50,000	50,278

Series 2012A, GO, 4.00%, 12/1/2022	95,000	97,300

GO, 5.00%, 12/1/2022	25,000	25,262

GO, 5.00%, 6/1/2023	120,000	121,208

Series 2012A, GO, 5.00%, 12/1/2024	25,000	25,781

Series 2012A, GO, 5.00%, 12/1/2025	50,000	51,559

Pierce County School District No. 320 Sumner, Unlimited Tax

GO, 3.00%, 12/1/2022	25,000	25,419

GO, 5.00%, 12/1/2022	25,000	25,791

Pierce County School District No. 401 Peninsula, Unlimited Tax GO, 5.00%, 12/1/2022	20,000	20,633

Pierce County School District No. 403 Bethel, Unlimited Tax GO, 4.00%, 12/1/2022	70,000	71,695

Pierce County School District No. 83 University Place, Unlimited Tax GO, 3.00%, 12/1/2022	75,000	76,258

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Washington — continued

Port of Bellingham Rev., 4.00%, 12/1/2022	50,000	51,172

Port of Everett Rev., 4.00%, 12/1/2022	50,000	51,161

Port of Everett, Limited Tax GO, 5.00%, 12/1/2022	25,000	25,791

Port of Seattle Series 2013A, GO, 4.00%, 11/1/2023	150,000	152,931

Port of Seattle, Intermediate Lien

Series 2015B, Rev., 5.00%, 3/1/2022	290,000	290,000

Series 2012A, Rev., 4.00%, 8/1/2022	320,000	324,433

Series 2012A, Rev., 5.00%, 8/1/2022	85,000	86,528

Series 2021A, Rev., 5.00%, 12/1/2022	120,000	123,751

Series B, Rev., 5.00%, 3/1/2023	215,000	223,743

Series A, Rev., 5.00%, 4/1/2023	190,000	198,317

Series 2012A, Rev., 5.00%, 8/1/2023	425,000	431,972

Series 2012A, Rev., 5.00%, 8/1/2024	155,000	157,735

Series B, Rev., 5.00%, 3/1/2025	170,000	185,266

Series 2012A, Rev., 5.00%, 8/1/2026	2,480,000	2,522,079

Port of Tacoma, Limited Tax Series 2016A, GO, 4.00%, 12/1/2022	80,000	81,937

Skagit County School District No. 103 Anacortes GO, 5.00%, 12/1/2022	40,000	41,260

Snohomish County Public Transportation Benefit Area Corp., Limited Sales Tax Rev., 5.00%, 8/1/2022	155,000	157,826

Snohomish County Public Utility District No. 1, Electric System

Rev., 5.00%, 12/1/2022	65,000	67,057

Rev., 5.00%, 12/1/2022 (b)	275,000	283,639

Snohomish County Public Utility District No. 1, Generation System Series 2020A, Rev., 5.00%, 12/1/2022	200,000	206,329

Snohomish County School District No. 2 Everett, Unlimited Tax

GO, 3.00%, 12/1/2022	65,000	66,090

GO, 5.00%, 12/1/2022	120,000	123,798

Snohomish County School District No. 332 Granite Falls, Unlimited Tax Series 2015A, GO, 5.00%, 12/1/2023	50,000	53,354

SEE NOTES TO FINANCIAL STATEMENTS.

472	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Washington — continued

South Correctional Entity Facility Public Development Authority Rev., 4.00%, 12/1/2023	115,000	120,526

Southwest Suburban Sewer District Rev., 5.00%, 5/1/2022	20,000	20,146

Spokane & Whitman Counties School District No. 360 Cheney, Unlimited Tax GO, 5.00%, 12/1/2022	25,000	25,787

Spokane County School District No. 354 Mead, Unlimited Tax GO, 5.00%, 12/1/2022	20,000	20,630

Spokane County School District No. 356 Central Valley, Unlimited Tax GO, 5.00%, 12/1/2023	45,000	48,019

Spokane Public Facilities District, Hotel and Sales Tax Series 2013A, Rev., 5.00%, 6/1/2023 (b)	25,000	26,253

Spokane Public Facilities District, Sales Tax

Series 2013B, Rev., 4.50%, 6/1/2023 (b)	45,000	46,977

Series 2013B, Rev., 5.00%, 6/1/2023 (b)	60,000	63,007

State of Washington

Series 2016B, COP, 5.00%, 7/1/2022	30,000	30,431

Series 2018B, COP, 5.00%, 7/1/2022	20,000	20,287

Series 2020D, COP, 5.00%, 7/1/2022	100,000	101,436

Series 2021B, COP, 5.00%, 7/1/2022	55,000	55,789

Series 2020A, COP, 5.00%, 1/1/2023	160,000	165,374

State of Washington, Motor Vehicle Fuel Tax

Series 2019B, GO, 5.00%, 6/1/2022	25,000	25,279

Series 2019D, GO, 5.00%, 6/1/2022	65,000	65,726

Series 2021B, GO, 5.00%, 6/1/2022	85,000	85,950

Series 2021E, GO, 5.00%, 6/1/2022	20,000	20,224

GO, 5.00%, 7/1/2022	285,000	289,217

Series 2021D, GO, 5.00%, 7/1/2022	40,000	40,592

Series B, GO, 5.00%, 7/1/2022	250,000	253,699

Series R-2012D, GO, 5.00%, 7/1/2022	70,000	71,036

Series R-2015F, GO, 5.00%, 7/1/2022	225,000	228,329

Series R-2016C, GO, 5.00%, 7/1/2022	110,000	111,628

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Washington — continued

Series R-2020D, GO, 5.00%, 7/1/2022	140,000	142,072

Series 2013B-2, GO, 4.00%, 8/1/2022	25,000	25,356

Series 2014B, GO, 5.00%, 8/1/2022	25,000	25,459

Series 2018B, GO, 5.00%, 8/1/2022	90,000	91,652

Series R-2017D, GO, 5.00%, 8/1/2022	25,000	25,459

Series R-2020B, GO, 5.00%, 1/1/2023	45,000	46,576

Series 2013E, GO, 5.00%, 2/1/2023	30,000	31,146

Series 2014E, GO, 5.25%, 2/1/2023	30,000	31,214

Series 2003C, GO, NATL-RE, Zero Coupon, 6/1/2023	25,000	24,631

Series R-2013D, GO, 5.00%, 7/1/2023	20,000	21,076

Series R-2021A, GO, 5.00%, 6/1/2024	500,000	542,378

Series R-2013B, GO, 5.00%, 7/1/2024	175,000	177,530

GO, 5.00%, 7/1/2025	275,000	278,976

Series R-2012D, GO, 5.00%, 7/1/2025	600,000	608,675

Series R-2013B, GO, 5.00%, 7/1/2026	295,000	299,256

State of Washington, Motor Vehicle Fuel Tax Related Fees

Series 2020E, GO, 5.00%, 6/1/2022	35,000	35,391

Series R-2012D, GO, 5.00%, 7/1/2024	105,000	106,518

State of Washington, Motor Vehicle Fuel Tax, Senior 520 Corridor Program-Toll Series 2017C, GO, 5.00%, 6/1/2022	75,000	75,838

State of Washington, Senior 520 Corridor Program

Series 2012F, Rev., 5.00%, 9/1/2022	2,860,000	2,920,891

Series 2014C, Rev., 5.00%, 9/1/2022	570,000	582,136

Series 2012F, Rev., 5.00%, 9/1/2023	170,000	173,588

Series 2012F, Rev., 5.00%, 9/1/2024	1,390,000	1,419,031

State of Washington, Senior 520 Corridor Program, Federal Highway Series 2014C, Rev., 5.00%, 9/1/2024	95,000	100,488

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	473

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Washington — continued

State of Washington, State and Local Agency Personal Property

Series 2014A, COP, 4.00%, 7/1/2022	50,000	50,542

Series 2013A, COP, 5.00%, 7/1/2022	165,000	167,369

Series 2014B, COP, 5.00%, 7/1/2024	50,000	54,274

State of Washington, State and Local Agency Real and Personal Property

Series 2012A, COP, 3.00%, 7/1/2022	35,000	35,264

Series 2013B, COP, 4.00%, 7/1/2022	225,000	227,436

COP, 5.00%, 7/1/2022	185,000	187,656

Series 2015C, COP, 5.00%, 7/1/2022	525,000	532,538

Series 2017A, COP, 5.00%, 7/1/2022	450,000	456,461

Series 2018C, COP, 5.00%, 7/1/2022	50,000	50,718

Series 2019A, COP, 5.00%, 7/1/2022	130,000	131,867

Series 2019D, COP, 5.00%, 7/1/2022	300,000	304,307

Series 2015B, COP, 5.00%, 1/1/2023	90,000	93,023

Series 2015C, COP, 5.00%, 7/1/2023	55,000	57,831

Series 2016A, COP, 5.00%, 7/1/2023	35,000	36,802

Series 2017A, COP, 5.00%, 7/1/2023	170,000	178,751

Series 2019B, COP, 5.00%, 7/1/2023	120,000	126,177

Series 2019D, COP, 5.00%, 7/1/2023	275,000	289,157

Series 2018C, COP, 5.00%, 7/1/2024	35,000	37,992

State of Washington, Various Purpose

Series R-2012C, GO, 4.00%, 7/1/2022	510,000	515,865

Series R-2015G, GO, 4.00%, 7/1/2022	25,000	25,287

Series 2015C, GO, 5.00%, 7/1/2022	50,000	50,740

Series 2015D, GO, 5.00%, 7/1/2022	50,000	50,740

Series R-2013A, GO, 5.00%, 7/1/2022	115,000	116,702

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Washington — continued

Series R-2015A, GO, 5.00%, 7/1/2022	150,000	152,219

Series R-2015E, GO, 5.00%, 7/1/2022	245,000	248,625

Series R-2016B, GO, 5.00%, 7/1/2022	300,000	304,439

Series R-2020C, GO, 5.00%, 7/1/2022	245,000	248,625

Series R-C, GO, 5.00%, 7/1/2022	115,000	116,702

Series 2016A-2, GO, 4.00%, 8/1/2022	25,000	25,356

Series 2013A, GO, 5.00%, 8/1/2022 (b)	25,000	25,452

Series 2013A, GO, 5.00%, 8/1/2022	115,000	117,111

Series 2014A, GO, 5.00%, 8/1/2022	35,000	35,643

Series 2021C, GO, 5.00%, 8/1/2022	20,000	20,367

Series R-2017A, GO, 5.00%, 8/1/2022	270,000	274,957

Series R-2017C, GO, 5.00%, 8/1/2022	125,000	127,295

Series R-2018C, GO, 5.00%, 8/1/2022	130,000	132,387

Series 2021B-R, GO, 5.00%, 1/1/2023	70,000	72,452

Series 2013D, GO, 5.00%, 2/1/2023	10,000	10,382

Series 2014D, GO, 5.00%, 2/1/2023	185,000	192,068

Series 2017D, GO, 5.00%, 2/1/2023	25,000	25,955

Series 2019C, GO, 5.00%, 2/1/2023	45,000	46,719

Series 2016A, GO, 5.00%, 7/1/2023	55,000	57,959

Series R-2015, GO, 5.00%, 7/1/2023	25,000	26,345

Series R-2015C, GO, 5.00%, 7/1/2023	80,000	84,304

Series R-2016B, GO, 5.00%, 7/1/2023	75,000	79,035

Series R-C, GO, 5.00%, 7/1/2023	20,000	21,076

Series 2013A, GO, 5.00%, 7/1/2024	70,000	71,012

Series 2015E, GO, 5.00%, 7/1/2024	25,000	27,191

Series R-2012C, GO, 5.00%, 7/1/2024	160,000	162,313

Series R-C, GO, 5.00%, 7/1/2024	160,000	168,412

Series 2018A, GO, 5.00%, 8/1/2024	40,000	43,622

Series R-2013A, GO, 4.00%, 7/1/2025	190,000	192,013

Series R-2012C, GO, 5.00%, 7/1/2025	310,000	314,482

Series R-2013C, GO, 5.00%, 7/1/2025	50,000	52,588

SEE NOTES TO FINANCIAL STATEMENTS.

474	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Washington — continued

Series 2014A, GO, 5.00%, 8/1/2025	35,000	36,922

Series R-2013C, GO, 4.00%, 7/1/2026	75,000	77,833

Series 2014A, GO, 5.00%, 8/1/2026	70,000	73,844

State of Washington, Vehicle Fuel Tax

Series 2013D, GO, 5.00%, 7/1/2022	35,000	35,518

Series 2017B, GO, 5.00%, 8/1/2022	175,000	178,213

Series 2003F, GO, NATL-RE, Zero Coupon, 12/1/2022	75,000	74,446

Series 2013B, GO, 5.00%, 7/1/2023	120,000	121,699

Series 2013E, GO, 5.00%, 2/1/2024	20,000	20,709

Series 2013E, GO, 5.00%, 2/1/2025	85,000	88,025

Series 2015C, GO, 5.00%, 2/1/2025	100,000	110,595

Tacoma Metropolitan Park District, Unlimited Tax

Series B, GO, 4.00%, 12/1/2022	20,000	20,476

GO, 5.00%, 12/1/2022	140,000	144,377

Series B, GO, 5.00%, 12/1/2022	60,000	61,876

Thurston and Pierce Counties Community Schools, Unlimited Tax GO, 5.00%, 12/1/2024	95,000	104,571

Thurston County School District No. 111 Olympia Series B, GO, 5.00%, 6/1/2022 (b)	365,000	369,015

Thurston County School District No. 33 Tumwater, Unlimited Tax GO, 5.00%, 12/1/2022	55,000	56,740

Tobacco Settlement Authority

Rev., 5.00%, 6/1/2022	325,000	328,350

Rev., 5.00%, 6/1/2024	3,480,000	3,641,378

University of Washington

Series 2015B, Rev., 5.00%, 6/1/2022	45,000	45,502

Rev., 5.00%, 7/1/2022	45,000	45,664

Series 2012A, Rev., 5.00%, 7/1/2022 (b)	245,000	248,567

Series 2015C, Rev., 5.00%, 12/1/2022	115,000	118,665

Series A, Rev., 5.00%, 12/1/2022	75,000	77,391

Rev., 5.00%, 4/1/2023	70,000	73,126

Washington Biomedical Research Properties Series 2015A, Rev., 5.00%, 1/1/2023	60,000	62,061

Washington Economic Development Finance Authority, Washington Biomedical Research Properties II

Series A, Rev., 5.00%, 6/1/2022	270,000	272,997

Rev., 5.00%, 6/1/2023	35,000	36,714

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Washington — continued

Washington Health Care Facilities Authority, Catholic Health Initiatives Series 2013A, Rev., 5.25%, 1/1/2023 (b)	190,000	196,806

Washington Health Care Facilities Authority, Multicare Health System Series B, Rev., 5.00%, 8/15/2023	75,000	79,286

Washington Health Care Facilities Authority, Multi-care Health System

Series 2017B, Rev., 5.00%, 8/15/2022	130,000	132,551

Series A, Rev., 5.00%, 8/15/2022	60,000	61,177

Series B, Rev., 5.00%, 8/15/2024	95,000	103,560

Washington Health Care Facilities Authority, Overlake Hospital Medical Center

Rev., 5.00%, 7/1/2022	105,000	106,486

Series 2017B, Rev., 5.00%, 7/1/2022	90,000	91,274

Rev., 5.00%, 7/1/2023	30,000	31,545

Washington Health Care Facilities Authority, Peacehealth Series 2014A, Rev., 5.00%, 11/15/2022 (b)	25,000	25,718

Washington Health Care Facilities Authority, Providence Health and Services

Series 2012A, Rev., 5.00%, 10/1/2022	60,000	61,498

Series 2012A, Rev., 5.00%, 10/1/2023	205,000	209,681

Series 2012A, Rev., 5.00%, 10/1/2026	275,000	281,248

Washington Health Care Facilities Authority, Seattle Cancer Care Alliance Rev., 5.00%, 3/1/2022	175,000	175,000

Washington Health Care Facilities Authority, Seattle Children’s Hospital Series 2017A, Rev., 5.00%, 10/1/2022	365,000	374,071

Washington Higher Education Facilities Authority, Whitman College Project Rev., 5.00%, 1/1/2023	50,000	51,658

Washington State Housing Finance Commission, Mirabella Project Series 2012A, Rev., 6.75%, 10/3/2022 (b) (e)	4,100,000	4,237,079

Washington State University

Rev., 5.00%, 4/1/2022	50,000	50,183

Series 2012B, Rev., 5.00%, 4/1/2022 (b)	45,000	45,162

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	475

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Washington — continued

Rev., 5.00%, 10/1/2022	80,000	81,983

Rev., 5.00%, 4/1/2023	310,000	323,432

Western Washington University, Housing and Dining System

Rev., AGM, 5.00%, 4/1/2022 (b)	25,000	25,090

Rev., AGM, 5.00%, 4/1/2023	50,000	52,067

Whitman County School District No. 267 Pullman, Unlimited Tax GO, 5.00%, 12/1/2022	170,000	175,353

Yakima County School District No. 203 Highland, Unlimited Tax GO, 4.00%, 12/1/2022	25,000	25,605

Yakima County School District No. 208 West Valley GO, 2.00%, 12/1/2022	25,000	25,230

Yakima County School District No. 7 Yakima GO, 5.00%, 12/1/2022	35,000	36,108

Total Washington		57,320,963

West Virginia — 0.2%

Monongalia County Building Commission, Health System Group Rev., 5.00%, 7/1/2022	30,000	30,399

State of West Virginia, Infrastructure Series 2015A, GO, 5.00%, 11/1/2022	25,000	25,711

West Virginia Commissioner of Highways, Surface Transportation Improvements

Series 2017A, Rev., 5.00%, 9/1/2022	520,000	531,387

Series 2018A, Rev., 5.00%, 9/1/2022	235,000	240,146

Series 2017A, Rev., 5.00%, 9/1/2023	270,000	286,055

West Virginia Economic Development Authority, Limited Obligation Lottery Rev., 5.00%, 6/15/2022	210,000	212,476

West Virginia Economic Development Authority, Correctional Juvenile and Public Safety Facilities

Rev., 5.00%, 6/1/2022	1,000,000	1,010,670

Series 2012A, Rev., 5.00%, 6/1/2024	125,000	126,343

Rev., 5.00%, 6/1/2025	530,000	535,562

West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Appalachian Power Co. Amos Project

Series 2009-B, Rev., 2.63%, 6/1/2022 (c)	500,000	501,338

Rev., 0.62%, 12/15/2025 (c)	100,000	95,805

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

West Virginia — continued

West Virginia Hospital Finance Authority, Charleston Area Medical Center Series 2014A, Rev., 5.00%, 9/1/2025	115,000	124,872

West Virginia Hospital Finance Authority, United Health System

Series 2016A, Rev., 5.00%, 6/1/2022	20,000	20,214

Series 2016A, Rev., 5.00%, 6/1/2024	50,000	54,063

West Virginia Housing Development Fund Series 2020B, Rev., 0.30%, 11/1/2022	20,000	19,939

West Virginia State School Building Authority, Lottery

Series 2015A, Rev., 5.00%, 7/1/2022	70,000	70,967

Series 2015A, Rev., 5.00%, 7/1/2023	25,000	26,294

West Virginia State School Building Authority, Lottery Capital Improvement

Series 2013A, Rev., 5.00%, 7/1/2022	30,000	30,415

Series 2012A, Rev., 5.00%, 7/1/2023	100,000	101,335

Series 2013A, Rev., 5.00%, 7/1/2023	75,000	78,881

West Virginia University Project Series 2013A, Rev., 5.00%, 10/1/2022 (b)	190,000	194,722

West Virginia University, University Improvement, West Virginia University Project

Series 2013A, Rev., 5.00%, 10/1/2022 (b)	50,000	51,243

Series 2019A, Rev., 5.00%, 10/1/2022	275,000	281,736

West Virginia Water Development Authority, Infrastructure and Jobs Development Council Program Rev., 2.00%, 10/1/2022	20,000	20,159

West Virginia Water Development Authority, Loan Program II

Series 2016A-II, Rev., 5.00%, 11/1/2022	45,000	46,276

Series A-II, Rev., 5.00%, 11/1/2022	25,000	25,709

Series 2016A-II, Rev., 5.00%, 11/1/2023	250,000	266,296

Total West Virginia		5,009,013

SEE NOTES TO FINANCIAL STATEMENTS.

476	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Wisconsin — 2.0%

Beaver Dam Unified School District Series 2017B, GO, 4.00%, 4/1/2023	35,000	36,118

Beloit School District, School Improvement GO, 3.00%, 4/1/2023 (b)	25,000	25,542

Central Brown County Water Authority Series 2014A, Rev., 5.00%, 11/1/2022	155,000	159,258

City of Appleton

Series 2019A, GO, 3.00%, 4/1/2022	25,000	25,051

Series 2018A, GO, 5.00%, 4/1/2022	25,000	25,092

City of Appleton, Sewerage System Rev., 5.00%, 5/1/2022	25,000	25,183

City of Appleton, Storm Water System Rev., 4.00%, 4/1/2022	50,000	50,141

City of Appleton, Water System Rev., 4.00%, 1/1/2023	50,000	51,288

City of De Pere Series 2019A, GO, 3.00%, 9/1/2022	50,000	50,567

City of Eau Claire Series 2019B, GO, 4.00%, 4/1/2022	60,000	60,169

City of Fond Du Lac Series 2020A, GO, 2.00%, 3/1/2022	50,000	50,000

City of Green Bay Series 2020D, GO, 2.00%, 4/1/2022	300,000	300,354

City of Janesville Series 2020A, GO, 2.00%, 2/1/2023	50,000	50,497

City of Kaukauna, Promissory Note GO, 4.00%, 9/1/2022	100,000	100,263

City of Kenosha, Promissory Notes

Series 2017B, GO, 2.00%, 9/1/2022	50,000	50,331

Series 2018C, GO, 3.00%, 11/1/2022	50,000	50,747

City of Lake Mills, Capital Purpose Series 2014B, GO, 4.00%, 9/1/2022	140,000	142,259

City of Madison

Series 2020B, GO, 2.00%, 10/1/2022	25,000	25,192

Series 2014C, Rev., 5.00%, 12/1/2022	50,000	51,582

Series 2019A, Rev., 5.00%, 1/1/2023	35,000	36,220

City of Madison, Promissory Notes

Series 2017A, GO, 4.00%, 10/1/2022	125,000	127,406

Series 2018A, GO, 4.00%, 10/1/2022	140,000	142,694

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Wisconsin — continued

City of Madison, Water Utility

Rev., 5.00%, 1/1/2023	300,000	310,458

Rev., BAN, 1.50%, 11/1/2024	1,075,000	1,075,114

City of Manitowoc

Rev., 2.00%, 6/1/2022	785,000	785,853

GO, 2.00%, 2/1/2023	320,000	322,945

City of Merrill Series 2019A, GO, 3.00%, 10/1/2022	60,000	60,752

City of Milwaukee, Promissory Notes

Series 2017N4, GO, 5.00%, 4/1/2022	120,000	120,434

Series 2018N4, GO, 5.00%, 4/1/2022	1,735,000	1,741,273

Series 2019N3, GO, 5.00%, 4/1/2022	155,000	155,560

Series 2020N4, GO, 5.00%, 4/1/2022	75,000	75,271

Series 2021N3, GO, 5.00%, 4/1/2022	50,000	50,181

Series 2012N2, GO, 5.00%, 5/1/2022	80,000	80,583

Series N2, GO, 5.00%, 5/15/2022	100,000	100,898

Series 2018 N1, GO, 5.00%, 2/1/2023	1,155,000	1,198,152

Series 2016N2, GO, 4.00%, 3/1/2023	30,000	30,917

Series 2020N4, GO, 5.00%, 4/1/2023	35,000	36,524

Series N4 & B5, GO, 5.00%, 4/1/2023	30,000	31,306

Series 2016N2, GO, 5.00%, 5/15/2023	35,000	36,680

City of Milwaukee, Sewerage System

Series 2013S-5, Rev., 5.00%, 6/1/2022	650,000	657,084

Series 2013 S5, Rev., 5.00%, 6/1/2023	50,000	52,480

Series 2016S7, Rev., 5.00%, 6/1/2023	25,000	26,240

City of Oak Creek

Series 2016C, GO, 3.00%, 10/1/2022	25,000	25,329

Series 2021B, Rev., 2.00%, 4/1/2024	5,020,000	5,053,767

City of Oshkosh, Promissory Notes Series 2017B, GO, 4.00%, 12/1/2022	45,000	46,055

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	477

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Wisconsin — 2.0%

City of Oshkosh, Street Improvement

Series 2019A, GO, 0.05%, 12/1/2022	70,000	69,587

Series 2019A, GO, 2.00%, 12/1/2023	200,000	202,543

City of Oshkosh, Wisconsin Sewer System

Series 2019E, Rev., 2.00%, 5/1/2022	20,000	20,047

Series D, Rev., 5.00%, 5/1/2023	25,000	26,126

City of Racine

GO, 3.00%, 12/1/2022	25,000	25,414

GO, 5.00%, 12/1/2022	25,000	25,785

City of Shawano, Promissory Notes GO, 3.00%, 4/1/2022	140,000	140,283

City of Sun Prairie, Corporate Purpose Bonds Series 2018A, GO, 5.00%, 4/1/2022	35,000	35,126

City of Waukesha, Promissory Notes

Series 2021B, GO, 2.00%, 10/1/2022	130,000	130,983

Series 2019C, GO, 3.00%, 10/1/2022	20,000	20,265

Series 2020A, GO, 3.00%, 10/1/2022	65,000	65,860

Series 2015A, GO, 4.00%, 10/1/2022	75,000	76,426

Series 2015A, GO, 4.00%, 10/1/2022 (b)	35,000	35,667

Series B, GO, 4.00%, 10/1/2022	40,000	40,760

City of Wauwatosa Series 2019A, GO, 4.00%, 12/1/2022	75,000	76,781

City of Wisconsin Rapids Series 2020A, GO, 3.00%, 5/1/2022	80,000	80,307

Coleman School District GO, 4.00%, 3/1/2022	75,000	75,000

County of Dane, Capital Improvement Series 2013A, GO, 4.00%, 6/1/2022	50,000	50,422

County of Dane, Corporate Purpose Bonds Series 2019D, GO, 3.00%, 6/1/2023	140,000	143,466

County of Dane, Promissory Notes

Series 2018A, GO, 3.00%, 6/1/2022	25,000	25,149

Series 2019A, GO, 2.00%, 6/1/2023	20,000	20,248

County of Dodge Series 2014A, GO, 4.00%, 3/1/2022	25,000	25,000

County of Eau Claire, Promissory Notes Series 2020A, GO, 5.00%, 9/1/2022	20,000	20,433

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Wisconsin — continued

County of Fond Du Lac, Promissory Notes Series 2019A, GO, 3.00%, 3/1/2025	260,000	271,688

County of Kenosha, Promissory Notes Series 2018A, GO, 4.00%, 9/1/2022	140,000	142,329

County of Milwaukee

Series 2018A, GO, 5.00%, 8/1/2022	50,000	50,895

Series 2019A, GO, 5.00%, 10/1/2022	40,000	40,985

Series 2014A, GO, 3.00%, 12/1/2022	25,000	25,406

Series 2018A, GO, 5.00%, 8/1/2023	75,000	79,162

County of Milwaukee, Corporate Purpose Series 2018D, GO, 3.00%, 8/1/2024	100,000	104,139

County of Rusk GO, 3.00%, 3/1/2022	50,000	50,000

County of Shawano GO, 5.00%, 3/1/2023	50,000	52,008

County of St. Croix, Highway Maintenance Facility Series 2018A, GO, 4.00%, 3/1/2023	30,000	30,938

County of Taylor, Promissory Notes Series 2021A, GO, 2.00%, 10/1/2022	85,000	85,598

County of Waupaca, Highway Facility Building Series 2018A, GO, 5.00%, 3/1/2023	55,000	57,220

County of Winnebago, Promissory Notes GO, 4.00%, 4/1/2022	25,000	25,070

DeForest Area School District GO, 5.00%, 4/1/2023	85,000	88,664

Denmark School District, School Improvement GO, 3.00%, 3/1/2022	60,000	60,000

Ellsworth Community School District GO, 4.00%, 4/1/2022	70,000	70,196

Fond Du Lac School District, Promissory Notes Series 2019A, GO, 3.00%, 4/1/2023	40,000	40,849

Fox Valley Technical College District

Series 2012C, GO, 3.00%, 12/1/2022 (b)	25,000	25,412

Series 2012C, GO, 3.00%, 12/1/2022	50,000	50,827

Fox Valley Technical College District, Promissory Notes Series 2018A, GO, 4.00%, 12/1/2022	60,000	61,439

Franklin Public School District GO, 4.00%, 4/1/2023	25,000	25,840

Gibraltar Area School District, Promissory Notes GO, 4.00%, 3/1/2022	50,000	50,000

SEE NOTES TO FINANCIAL STATEMENTS.

478	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Wisconsin — continued

Glendale Community Development Authority Series A, Rev., 2.55%, 10/1/2022 (b)	20,000	20,197

Glendale Community Development Authority, Bayshore Public Parking Facility Rev., 2.30%, 10/1/2022 (b)	20,000	20,173

Grafton School District, School Building and Improvement

GO, 5.00%, 4/1/2022	50,000	50,182

GO, 5.00%, 4/1/2023	20,000	20,867

Green Bay Area Public School District, School Building and Improvement

GO, 4.00%, 4/1/2022	75,000	75,213

GO, 4.00%, 4/1/2023	160,000	165,217

Hamilton School District, School Building and Improvement GO, 5.00%, 4/1/2022	80,000	80,291

Holmen School District, School Improvement GO, 3.00%, 4/1/2022	20,000	20,041

Howard-Suamico School District GO, 5.00%, 3/1/2022	45,000	45,000

Kaukauna Area School District, Promissory Notes

GO, 2.50%, 3/1/2022	2,000,000	2,000,000

GO, 3.00%, 3/1/2022	100,000	100,000

Kenosha Unified School District No. 1 GO, 4.00%, 4/1/2022	100,000	100,284

Kohler School District GO, 5.00%, 3/1/2023	30,000	31,202

Madison Area Technical College, Promissory Notes

Series E, GO, 2.00%, 3/1/2022	50,000	50,000

Series 2017-18B, GO, 4.00%, 3/1/2022	60,000	60,000

Marathon City School District GO, 3.00%, 5/1/2022	40,000	40,159

Marinette School District, Promissory Notes

GO, 3.00%, 3/1/2022	100,000	100,000

GO, 3.00%, 3/1/2023	30,000	30,580

Mauston School District GO, AGM, 4.00%, 3/1/2022	30,000	30,000

Mayville School District, School Building and Improvement GO, 3.00%, 3/1/2022	25,000	25,000

Menasha Joint School District Series 2013A, GO, 4.00%, 3/1/2022	25,000	25,000

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Wisconsin — continued

Middleton-Cross Plains Area School District, School Building and Improvement

Series 2019A, GO, 5.00%, 3/1/2022	40,000	40,000

Series 2019A, GO, 5.00%, 3/1/2023	35,000	36,441

Milton School District GO, 5.00%, 3/1/2023	85,000	88,370

Milwaukee Area Technical College District, Promissory Notes

Series 2019-19J, GO, 3.00%, 6/1/2022	100,000	100,589

Series G, GO, 3.00%, 6/1/2022	20,000	20,118

Series 2018-2019C, GO, 4.00%, 6/1/2022	355,000	357,967

Series C, GO, 4.00%, 6/1/2022	50,000	50,418

Series 2018-19C, GO, 4.00%, 6/1/2023	100,000	103,674

Series B, GO, 4.00%, 6/1/2023	25,000	25,918

Milwaukee Metropolitan Sewerage District, Promissory Notes Series 2015A, GO, 4.00%, 10/1/2022	115,000	117,206

Milwaukee Metropolitan Sewerage District, Sewer System

Series 2020A, GO, 3.00%, 10/1/2022	100,000	101,340

Series 2017A, GO, 5.00%, 10/1/2022	110,000	112,747

Milwaukee Redevelopment Authority, Public Schools

Rev., 5.00%, 11/15/2022	415,000	427,106

Series 2016A, Rev., 5.00%, 11/15/2022	25,000	25,729

Rev., NATL-RE, 4.00%, 8/1/2023	400,000	416,715

Rev., 5.00%, 11/15/2023	130,000	138,028

Series 2016A, Rev., 5.00%, 11/15/2023	40,000	42,470

Rev., 5.00%, 11/15/2024	125,000	136,638

Monona Grove School District

GO, 2.00%, 5/1/2022	140,000	140,319

GO, 2.00%, 5/1/2023	55,000	55,620

New Berlin School District GO, 2.00%, 3/1/2023	50,000	50,492

Northcentral Technical College District, Promissory Notes GO, 4.00%, 3/1/2023	75,000	77,269

Northeast Wisconsin Technical College District, Promissory Notes

Series 2020B, GO, 2.00%, 4/1/2022	25,000	25,031

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	479

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Wisconsin — continued

Series 2017B, GO, 4.00%, 4/1/2022	45,000	45,128

Series 2015C, GO, 3.00%, 4/1/2023	25,000	25,547

Northern Ozaukee School District, Promissory Notes GO, 4.00%, 3/1/2022	185,000	185,000

Oak Creek-Franklin Joint School District GO, 5.00%, 4/1/2022	40,000	40,145

Oconomowoc Area School District, Corporate Purpose GO, 4.00%, 4/1/2022	40,000	40,113

Pewaukee School District

GO, 4.00%, 3/1/2022	55,000	55,000

Series 2019B, GO, 5.00%, 9/1/2023	50,000	52,865

Public Finance Authority, Coral Academy of Science Series 2021A, Rev., 4.00%, 7/1/2025	315,000	330,884

Public Finance Authority, Entrance Fee Principal Redemption, Searstone CCRC Project Series 2021B2, Rev., 2.25%, 6/1/2027	1,975,000	1,919,467

Public Finance Authority, KU Campus Development Corp.— Central District Development Project

Rev., 5.00%, 3/1/2022	50,000	50,000

Rev., 5.00%, 3/1/2023	145,000	150,970

Rev., 5.00%, 3/1/2025	160,000	176,643

Public Finance Authority, Renown Regional Medical Center Project

Series 2016A, Rev., 5.00%, 6/1/2023	100,000	104,922

Series 2015A, Rev., 5.00%, 6/1/2025	145,000	161,274

Public Finance Authority, Retirement Housing Foundation, Distribution System Series 2017B, Rev., 5.00%, 11/15/2022	25,000	25,665

Public Finance Authority, Searstone CCRC Project Series 2020A, Rev., 8.63%, 6/1/2022 (b)	1,295,000	1,320,019

Public Finance Authority, Voyager Foundation Inc., Project Series 2012A, Rev., 6.20%, 10/1/2022 (b)	325,000	335,119

Racine Unified School District GO, 2.00%, 4/1/2022	30,000	30,037

Richland School District GO, 2.50%, 10/1/2022	25,000	25,226

River Falls School District, Corporate Purpose Series 2018A, GO, 5.00%, 4/1/2023	40,000	41,729

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Wisconsin — continued

River Falls School District, School Building and Improvement Series 2019A, GO, 3.00%, 4/1/2023	25,000	25,544

School District of Maple Series 2015A, GO, 5.00%, 4/1/2023	30,000	31,280

Sevastopol School District, Promissory Notes

GO, 4.00%, 3/1/2024	985,000	1,038,626

GO, 4.00%, 3/1/2025	625,000	672,886

State of Wisconsin

Series 1, GO, 2.45%, 5/1/2022 (b)	25,000	25,078

Series 2014A, GO, 3.00%, 5/1/2022 (b)	25,000	25,102

Series 2, GO, 4.00%, 5/1/2022 (b)	115,000	115,658

Series 2013A, GO, 4.00%, 5/1/2022 (b)	50,000	50,286

Series 2012-1, GO, 5.00%, 5/1/2022 (b)	20,000	20,147

Series 2013-1, GO, 5.00%, 5/1/2022	180,000	181,308

Series 2013A, GO, 5.00%, 5/1/2022 (b)	140,000	141,029

Series 2014-2, GO, 5.00%, 5/1/2022 (b)	95,000	95,699

Series 2014A, GO, 5.00%, 5/1/2022	25,000	25,182

Series 2014A, GO, 5.00%, 5/1/2022 (b)	100,000	100,735

Series 2014B, GO, 5.00%, 5/1/2022 (b)	145,000	146,066

Series 2015A, GO, 5.00%, 5/1/2022	25,000	25,182

Series 2015C, GO, 5.00%, 5/1/2022	55,000	55,400

Series 2016B, GO, 5.00%, 5/1/2022	55,000	55,400

Series 2016D, GO, 5.00%, 5/1/2022	185,000	186,345

Series 2017A, GO, 5.00%, 5/1/2022	75,000	75,545

Series 2016-2, GO, 1.50%, 11/1/2022	75,000	75,352

Series 2, GO, 4.00%, 11/1/2022	310,000	316,574

Series 2014-3, GO, 4.00%, 11/1/2022	70,000	71,484

GO, 5.00%, 11/1/2022	290,000	298,065

Series 2, GO, 5.00%, 11/1/2022	125,000	128,476

Series 2014-3, GO, 5.00%, 11/1/2022	145,000	149,033

Series 2014-3, GO, 5.00%, 11/1/2022 (b)	300,000	308,445

Series 2016-1, GO, 5.00%, 11/1/2022	105,000	107,920

SEE NOTES TO FINANCIAL STATEMENTS.

480	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Wisconsin — continued

Series 2017-2, GO, 5.00%, 11/1/2022	100,000	102,781

Series 1, GO, 5.00%, 5/1/2023 (b)	25,000	26,162

Series 2013-1, GO, 5.00%, 5/1/2023	25,000	26,165

Series 2015A, GO, 5.00%, 5/1/2023	135,000	141,275

Series 2015C, GO, 5.00%, 5/1/2023	70,000	73,262

Series 2017A, GO, 5.00%, 5/1/2023	20,000	20,932

Series 2018A, GO, 5.00%, 5/1/2023	25,000	26,165

Series 2018A, GO, 5.00%, 5/1/2023 (b)	135,000	141,275

Series 2018B, GO, 5.00%, 5/1/2023 (b)	220,000	230,225

Series 2021A, GO, 5.00%, 5/1/2023	25,000	26,165

Series 2014-3, GO, 5.00%, 11/1/2023	100,000	102,614

Series 1, GO, 5.00%, 5/1/2024	40,000	41,897

Series 4, GO, 5.00%, 5/1/2025	40,000	43,908

State of Wisconsin, Clean Water Fund Series 2013-1, Rev., 5.00%, 6/1/2023 (b)	30,000	31,484

State of Wisconsin, Clean Water Fund Leveraged Loan Portfolio

Series 2013-1, Rev., 4.00%, 6/1/2022 (b)	100,000	100,841

Series 2012-2, Rev., 5.00%, 6/1/2022 (b)	240,000	242,609

Series 1, Rev., 5.00%, 6/1/2023 (b)	100,000	104,948

Series 2015-1, Rev., 5.00%, 6/1/2023 (b)	110,000	115,442

State of Wisconsin, Environmental Improvement Fund

Series 2017A, Rev., 5.00%, 6/1/2022	85,000	85,942

Series 2017A, Rev., 5.00%, 6/1/2023	20,000	21,010

Series 2018A, Rev., 5.00%, 6/1/2023	50,000	52,525

State of Wisconsin, Master Lease Series 2021A, COP, 4.00%, 3/1/2023	30,000	30,929

Tender Option Bond Trust Receipts/Certificates Series 2020-XL0147, Rev., VRDO, AGM, LOC: Barclays Bank plc, 0.24%, 3/9/2022 (c)(e)	10,640,000	10,640,000

Town of Liberty Grove, Promissory Notes GO, 4.00%, 9/1/2022	20,000	20,306

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Wisconsin — continued

University of Wisconsin, Hospitals and Clinics

Series 2013A, Rev., 5.00%, 4/1/2022 (b)	25,000	25,090

Series 2013A, Rev., 4.00%, 4/1/2023 (b)	780,000	805,518

Series 2013A, Rev., 5.00%, 4/1/2023 (b)	505,000	526,937

Series 2013A, Rev., 5.00%, 4/1/2023 (b)	115,000	119,996

Verona Area School District, Corporate Purpose GO, 5.00%, 4/1/2022	25,000	25,092

Verona Area School District, School Building and Improvement GO, 5.00%, 4/1/2022	25,000	25,092

Village of Ephraim, Street Improvement Series 2018A, GO, 5.00%, 3/1/2022	30,000	30,000

Village of Fox Crossing, Corporate Purpose GO, 3.00%, 4/1/2024	185,000	191,665

Village of Jackson Series 2017A, GO, 2.00%, 12/1/2022	35,000	35,274

Village of Menomonee Falls, Corporate Purpose

Series B, GO, 3.50%, 2/1/2023	155,000	158,522

Series B, GO, 3.50%, 2/1/2024	245,000	255,583

Village of Menomonee Falls, Promissory Notes GO, 3.00%, 6/1/2022	25,000	25,145

Village of Pleasant Prairie Series 2014A, GO, 5.00%, 9/1/2022	150,000	153,315

Walworth County Joint School District No. 2 Genoa — Bloomfield, School Improvement GO, 4.00%, 4/1/2023	20,000	20,630

Waterford Graded Joint School District No. 1 GO, 3.00%, 4/1/2022	50,000	50,101

Waterford Graded Joint School District No. 1, Promissory Notes GO, 3.00%, 4/1/2023	25,000	25,512

Waukesha County Area Technical College District, Promissory Notes Series 2021B, GO, 1.13%, 4/1/2022	510,000	510,268

Waukesha School District GO, 3.00%, 4/1/2022	20,000	20,041

Waukesha School District, Promissory Notes GO, 3.00%, 4/1/2023	50,000	51,078

Waunakee Community School District, School Building Series 2015A, GO, 5.00%, 4/1/2023	200,000	208,555

Wausau School District, Promissory Notes GO, 4.00%, 3/1/2023	25,000	25,766

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	481

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Wisconsin — continued

Wauwatosa School District, School Building and Improvement

Series 2019B, GO, 5.00%, 9/1/2022	200,000	204,329

Series 2019A, GO, 3.00%, 3/1/2023	50,000	51,038

West Salem School District GO, 1.25%, 4/1/2022	200,000	200,117

Western Technical College District Series 2017B, GO, 3.00%, 4/1/2022	50,000	50,099

Whitnall School District, Promissory Notes GO, 4.00%, 3/1/2022	25,000	25,000

Wisconsin Center District, Capital Appreciation Series 1996A, Rev., NATL-RE, Zero Coupon, 12/15/2022	90,000	88,976

Wisconsin Department of Transportation

Series 2014-1, Rev., 4.50%, 7/1/2022 (b)	220,000	222,841

Series 1, Rev., 5.00%, 7/1/2022 (b)	605,000	613,809

Series 1, Rev., 5.00%, 7/1/2022	495,000	502,274

Series 2, Rev., 5.00%, 7/1/2022 (b)	215,000	218,131

Series 2, Rev., 5.00%, 7/1/2022	210,000	213,086

Series 2014-1, Rev., 5.00%, 7/1/2022 (b)	80,000	81,165

Series 2015-1, Rev., 5.00%, 7/1/2022	45,000	45,661

Series 2015A, Rev., 5.00%, 7/1/2022	115,000	116,690

Series 2017-1, Rev., 5.00%, 7/1/2022	420,000	426,172

Series 1, Rev., 5.00%, 7/1/2023 (b)	95,000	100,046

Series 2, Rev., 5.00%, 7/1/2023	245,000	258,115

Series 2013-1, Rev., 5.00%, 7/1/2023 (b)	25,000	26,328

Series 2017-1, Rev., 5.00%, 7/1/2023	10,000	10,535

Wisconsin Health & Educational Facilities Authority Rev., 5.00%, 4/1/2023	650,000	678,594

Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Rev., 5.00%, 1/29/2025 (c)	25,000	27,523

Wisconsin Health and Educational Facilities Authority, Beloit Health System, Inc. Rev., 4.00%, 7/1/2022	25,000	25,272

Wisconsin Health and Educational Facilities Authority, Gundersen Lutheran Rev., 3.00%, 11/15/2022	20,000	20,304

Wisconsin Health and Educational Facilities Authority, Medical College of Wisconsin Rev., 5.00%, 12/1/2022	55,000	56,728

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Wisconsin — continued

Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Group

Series 2018B-2, Rev., 5.00%, 1/25/2023 (c)	1,040,000	1,076,117

Series 2018B-3, Rev., 5.00%, 1/31/2024 (c)	1,075,000	1,157,807

Wisconsin Health and Educational Facilities Authority, Agnesian Healthcare, Inc.

Rev., 5.00%, 7/1/2022	55,000	55,788

Rev., 5.00%, 7/1/2023	300,000	315,648

Wisconsin Health and Educational Facilities Authority, Ascension Health Alliance Senior Credit Group

Series 2013A, Rev., 4.50%, 11/15/2023 (b)	275,000	290,643

Series 2013B-5, Rev., 5.00%, 12/3/2024 (c)	105,000	114,938

Wisconsin Health and Educational Facilities Authority, Ascension Health Credit

Series 2013B-1, Rev., 4.00%, 11/15/2022	50,000	51,141

Series 2013A, Rev., 5.00%, 11/15/2023 (b)	20,000	21,306

Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group

Series 2016A, Rev., 5.00%, 11/15/2022	165,000	169,896

Series 2019A, Rev., 5.00%, 11/15/2024	250,000	274,745

Wisconsin Health and Educational Facilities Authority, Aspirus, Inc., Obligated Group

Rev., 5.00%, 8/15/2022	40,000	40,774

Rev., 5.00%, 8/15/2023	100,000	105,640

Rev., 5.00%, 8/15/2024	100,000	108,782

Rev., 5.00%, 8/15/2025	100,000	111,867

Wisconsin Health and Educational Facilities Authority, Aspirus, Inc., Obligation Group

Rev., 5.00%, 8/15/2022	25,000	25,483

Series 2015A, Rev., 5.00%, 8/15/2022	25,000	25,484

Wisconsin Health and Educational Facilities Authority, Aurora Health Care, Inc. Series 2013A, Rev., 5.25%, 4/15/2023 (b)	125,000	130,928

SEE NOTES TO FINANCIAL STATEMENTS.

482	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued

Wisconsin — continued

Wisconsin Health and Educational Facilities Authority, Hospital Sisters Services, Inc., Obligated Group

Rev., 5.00%, 11/15/2022	835,000	859,358

Series 2014A, Rev., 5.00%, 11/15/2023	135,000	143,738

Rev., 5.00%, 11/15/2025	355,000	389,640

Series 2014A, Rev., 5.00%, 11/15/2026	65,000	71,306

Wisconsin Health and Educational Facilities Authority, Marquette University

Rev., 5.00%, 10/1/2022	835,000	855,157

Rev., 5.00%, 10/1/2024	50,000	51,081

Wisconsin Health and Educational Facilities Authority, Marshfield Clinic Health System, Inc. Series 2016B, Rev., 5.00%, 2/15/2023	80,000	83,002

Wisconsin Health and Educational Facilities Authority, Mercy Alliance, Inc.

Rev., 5.00%, 6/1/2022	330,000	333,605

Rev., 5.00%, 6/1/2026	160,000	161,703

Wisconsin Health and Educational Facilities Authority, Oakwood Lutheran Senior Ministries

Rev., 4.00%, 1/1/2023	125,000	126,922

Rev., 4.00%, 1/1/2024	160,000	164,786

Rev., 4.00%, 1/1/2025	210,000	219,019

Wisconsin Health and Educational Facilities Authority, The Monroe Clinic, Inc.

Rev., 3.00%, 8/15/2025 (b)	25,000	26,275

Rev., 4.00%, 8/15/2025 (b)	30,000	32,567

Wisconsin Health and Educational Facilities Authority, Thedacare, Inc.

Rev., 5.00%, 12/15/2022	35,000	36,132

Rev., 5.00%, 12/15/2023	120,000	128,003

Wisconsin Health and Educational Facilities Authority, Unity Point Health

Series 2014A, Rev., 5.00%, 12/1/2024	185,000	202,869

Series 2014A, Rev., 5.00%, 12/1/2025	285,000	312,371

Wisconsin Health and Educational Facilities Authority, Unitypoint Health Series 2014A, Rev., 5.00%, 12/1/2022	105,000	108,266

WPPI Energy Power Supply System

Series 2013A, Rev., 5.00%, 7/1/2022	1,265,000	1,282,352

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Wisconsin — continued

Series 2016A, Rev., 5.00%, 7/1/2022	225,000	228,086

Series 2018A, Rev., 5.00%, 7/1/2022	140,000	141,920

Series 2013A, Rev., 5.00%, 7/1/2024	465,000	489,701

Series 2018A, Rev., 5.00%, 7/1/2024	90,000	97,132

Series 2013A, Rev., 4.00%, 7/1/2026	450,000	466,205

Wrightstown Community School District GO, 5.00%, 3/1/2022	25,000	25,000

Total Wisconsin		63,187,422

Wyoming — 0.0% (g)

Albany County School District No. 1 GO, 4.00%, 6/1/2023	20,000	20,725

Carbon County School District No. 1 Rawlins Building

GO, 3.38%, 6/15/2022 (b)	25,000	25,198

GO, 4.50%, 6/15/2022 (b)	130,000	131,450

University of Wyoming, Facilities Improvement

Series 2012A, Rev., 5.00%, 6/1/2022 (b)	75,000	75,825

Series 2012B, Rev., 5.00%, 6/1/2022 (b)	25,000	25,275

Wyoming State Loan and Investment Board, Capital Facilities

Series 2012A, Rev., 4.00%, 10/1/2022	25,000	25,478

Series 2012A, Rev., 5.00%, 10/1/2023	30,000	30,687

Total Wyoming		334,638

Total Municipal Bonds (Cost $2,863,343,958)		2,852,230,545

	SHARES
Short-Term Investments — 9.3%

Investment Companies — 9.3%

JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.04% (h)(i) (Cost $288,388,611)	288,303,256	288,389,747

Total Investments — 100.8% (Cost $3,151,732,569)		3,140,620,292

Liabilities in Excess of Other Assets — (0.8)%		(24,000,426)

NET ASSETS — 100.0%		3,116,619,866

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	483

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

Abbreviations

AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
BAN	Bond Anticipation Note
COLL	Collateral
COP	Certificate of Participation
CR	Custodial Receipts
FGIC	Insured by Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Note
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
IBC	Insured Bond Certificates
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RAN	Revenue Anticipation Note
RE	Reinsured
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
SIFMA	The Securities Industry and Financial Markets Association
TAN	Tax Anticipation Note
TRAN	Tax & Revenue Anticipation Note
USD	United States Dollar
VRDO	Variable Rate Demand Obligation
XLCA	Insured by XL Capital Assurance

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Security is prerefunded or escrowed to maturity.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 28, 2022.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2022.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Amount rounds to less than 0.1% of net assets.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of February 28, 2022.

SEE NOTES TO FINANCIAL STATEMENTS.

484	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

JPMorgan USD Emerging Markets Sovereign Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Foreign Government Securities — 85.1%

Azerbaijan — 0.9%

Republic of Azerbaijan

4.75%, 3/18/2024 (a)	256,000	258,048

3.50%, 9/1/2032 (a)	387,000	361,555

3.50%, 9/1/2032 (b)	1,000	934

		620,537

Bahrain — 4.7%

CBB International Sukuk Programme Co. SPC

6.25%, 11/14/2024 (a)	207,000	219,329

4.50%, 3/30/2027 (b)	389,000	396,367

Kingdom of Bahrain

6.13%, 8/1/2023 (a)	572,000	592,842

7.00%, 1/26/2026 (a)	189,000	202,679

7.00%, 1/26/2026 (b)	121,000	129,757

7.00%, 10/12/2028 (b)	402,000	425,115

6.75%, 9/20/2029 (a)	200,000	204,850

5.63%, 9/30/2031 (a)	334,000	314,545

5.45%, 9/16/2032 (a)	484,000	445,280

5.25%, 1/25/2033 (a)	200,000	177,250

6.00%, 9/19/2044 (a)	228,000	191,349

		3,299,363

Bolivia, Plurinational State of — 0.3%

Plurinational State of Bolivia

4.50%, 3/20/2028 (a)	200,000	173,975

Brazil — 6.3%

Federative Republic of Brazil

8.88%, 4/15/2024	339,000	388,007

4.25%, 1/7/2025	227,000	235,839

6.00%, 4/7/2026	589,000	649,115

4.63%, 1/13/2028	480,000	486,540

4.50%, 5/30/2029	310,000	304,827

8.25%, 1/20/2034	420,000	523,635

7.13%, 1/20/2037	342,000	392,295

5.63%, 1/7/2041	140,000	135,432

5.00%, 1/27/2045	265,000	233,747

5.63%, 2/21/2047	342,000	322,399

4.75%, 1/14/2050	871,000	723,093

		4,394,929

Chile — 1.4%

Republic of Chile

2.75%, 1/31/2027	200,000	199,800

2.45%, 1/31/2031	393,000	369,248

3.86%, 6/21/2047	200,000	194,288

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Chile — continued

3.50%, 4/15/2053	200,000	178,537

		941,873

China — 0.6%

People’s Republic of China

1.95%, 12/3/2024 (a)	200,000	201,204

3.50%, 10/19/2028 (a)	200,000	217,725

		418,929

Colombia — 5.8%

Republic of Colombia

4.00%, 2/26/2024	200,000	203,100

8.13%, 5/21/2024	195,000	214,963

4.50%, 3/15/2029	1,122,000	1,080,486

3.00%, 1/30/2030	222,000	190,823

3.25%, 4/22/2032	232,000	194,184

7.38%, 9/18/2037	204,000	226,096

6.13%, 1/18/2041	196,000	189,422

4.13%, 2/22/2042	206,000	160,268

5.63%, 2/26/2044	200,000	179,412

5.00%, 6/15/2045	637,000	528,431

5.20%, 5/15/2049	1,053,000	886,363

		4,053,548

Costa Rica — 1.3%

Republic of Costa Rica

6.13%, 2/19/2031 (a)	200,000	197,975

7.00%, 4/4/2044 (a)	494,000	473,406

7.16%, 3/12/2045 (a)	237,000	230,083

		901,464

Croatia — 0.4%

Republic of Croatia

6.00%, 1/26/2024 (b)	265,000	281,563

Dominican Republic — 5.6%

Dominican Republic Government Bond

5.50%, 1/27/2025 (a)	100,000	104,000

6.88%, 1/29/2026 (a)	402,000	438,180

5.95%, 1/25/2027 (a)	300,000	312,000

5.95%, 1/25/2027 (b)	198,000	205,920

6.00%, 7/19/2028 (b)	208,000	214,604

6.00%, 7/19/2028 (a)	49,000	50,556

4.50%, 1/30/2030 (a)	550,000	507,306

4.88%, 9/23/2032 (a)	274,000	248,963

7.45%, 4/30/2044 (b)	302,000	316,402

7.45%, 4/30/2044 (a)	128,000	134,104

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	485

JPMorgan USD Emerging Markets Sovereign Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Foreign Government Securities — continued

Dominican Republic — continued

6.85%, 1/27/2045 (b)	357,000	348,811

6.85%, 1/27/2045 (a)	104,000	101,615

6.40%, 6/5/2049 (a)	308,000	284,092

6.40%, 6/5/2049 (b)	305,000	281,324

5.88%, 1/30/2060 (a)	435,000	366,025

		3,913,902

Egypt — 1.2%

Arab Republic of Egypt

5.58%, 2/21/2023 (a)	1,000	1,008

5.88%, 6/11/2025 (a)	330,000	322,575

7.50%, 1/31/2027 (a)	25,000	24,000

8.70%, 3/1/2049 (a)	384,000	300,480

8.88%, 5/29/2050 (a)	256,000	201,600

		849,663

Ethiopia — 0.2%

Federal Democratic Republic of Ethiopia

6.63%, 12/11/2024 (b)	200,000	149,475

Gabon — 0.3%

Gabonese Republic

6.63%, 2/6/2031 (a)	200,000	181,850

Hungary — 1.1%

Hungary Government Bond

5.75%, 11/22/2023	100,000	105,399

5.38%, 3/25/2024	200,000	211,216

7.63%, 3/29/2041	200,000	289,080

3.13%, 9/21/2051 (a)	200,000	164,475

		770,170

India — 0.3%

Export-Import Bank of India

3.25%, 1/15/2030 (a)	249,000	239,062

Indonesia — 2.2%

Perusahaan Penerbit SBSN Indonesia III

4.15%, 3/29/2027 (b)	200,000	211,537

Republic of Indonesia

3.85%, 7/18/2027 (a)	473,000	496,295

4.10%, 4/24/2028	200,000	213,600

8.50%, 10/12/2035 (a)	104,000	152,185

6.63%, 2/17/2037 (b)	145,000	182,908

3.05%, 3/12/2051	271,000	241,559

		1,498,084

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Iraq — 0.8%

Republic of Iraq

5.80%, 1/15/2028 (a)	390,000	373,864

5.80%, 1/15/2028 (b)	187,500	179,742

		553,606

Ivory Coast — 0.3%

Republic of Cote d’Ivoire

6.13%, 6/15/2033 (b)	210,000	202,099

Jamaica — 1.7%

Jamaica Government Bond

6.75%, 4/28/2028	510,000	562,052

8.00%, 3/15/2039	4,000	5,244

7.88%, 7/28/2045	471,000	617,246

		1,184,542

Jordan — 1.2%

Hashemite Kingdom of Jordan

6.13%, 1/29/2026(b)	346,000	353,525

5.85%, 7/7/2030 (a)	536,000	502,500

		856,025

Kazakhstan — 0.9%

Republic of Kazakhstan

3.88%, 10/14/2024 (b)	350,000	363,125

4.88%, 10/14/2044(a)	280,000	280,000

		643,125

Kenya — 1.8%

Republic of Kenya

6.88%, 6/24/2024 (a)	302,000	312,570

7.25%, 2/28/2028 (b)	355,000	335,475

7.25%, 2/28/2028 (a)	296,000	279,720

8.25%, 2/28/2048 (a)	335,000	289,775

		1,217,540

Kuwait — 0.6%

State of Kuwait

3.50%, 3/20/2027 (b)	200,000	211,350

3.50%, 3/20/2027 (a)	200,000	211,350

		422,700

Malaysia — 0.8%

Malaysia Sovereign Sukuk Bhd.

3.04%, 4/22/2025 (a)	566,000	582,556

Mexico — 2.0%

United Mexican States

4.13%, 1/21/2026	261,000	276,269

SEE NOTES TO FINANCIAL STATEMENTS.

486	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Foreign Government Securities — continued

Mexico — continued

4.50%, 4/22/2029	200,000	212,100

2.66%, 5/24/2031	235,000	215,377

8.30%, 8/15/2031	16,000	22,328

6.05%, 1/11/2040	86,000	97,997

4.60%, 1/23/2046	528,000	506,880

5.75%, 10/12/2110	78,000	79,560

		1,410,511

Morocco — 1.1%

Kingdom of Morocco

3.00%, 12/15/2032 (a)	200,000	173,000

4.00%, 12/15/2050 (a)	713,000	559,705

		732,705

Nigeria — 2.5%

Federal Republic of Nigeria

7.63%, 11/21/2025 (a)	250,000	265,000

6.50%, 11/28/2027 (a)	263,000	249,850

7.14%, 2/23/2030 (a)	206,000	192,095

7.38%, 9/28/2033 (a)	200,000	178,225

7.70%, 2/23/2038 (a)	451,000	381,095

7.63%, 11/28/2047(a)	600,000	484,500

		1,750,765

Oman — 6.0%

Oman Sovereign Sukuk SAOC

4.40%, 6/1/2024 (a)	546,000	558,968

5.93%, 10/31/2025 (a)	333,000	359,640

4.88%, 6/15/2030 (a)	201,000	210,296

Sultanate of Oman Government Bond

4.75%, 6/15/2026 (b)	268,000	267,330

5.38%, 3/8/2027 (b)	379,000	382,790

6.00%, 8/1/2029 (a)	248,000	253,580

6.00%, 8/1/2029 (b)	221,000	225,972

6.25%, 1/25/2031 (a)	1,156,000	1,193,570

6.50%, 3/8/2047 (b)	229,000	212,970

6.75%, 1/17/2048 (a)	350,000	333,375

7.00%, 1/25/2051 (a)	200,000	197,000

		4,195,491

Pakistan — 1.7%

Islamic Republic of Pakistan

8.25%, 4/15/2024 (a)	270,000	273,848

6.00%, 4/8/2026 (a)	310,000	282,909

6.88%, 12/5/2027 (a)	200,000	184,975

6.88%, 12/5/2027 (b)	142,000	131,332

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Pakistan — continued

7.38%, 4/8/2031 (a)	336,000	288,157

		1,161,221

Panama — 1.7%

Republic of Panama

3.88%, 3/17/2028	207,000	213,184

3.16%, 1/23/2030	200,000	196,287

2.25%, 9/29/2032	231,000	204,117

6.70%, 1/26/2036	72,000	88,484

4.30%, 4/29/2053	296,000	277,371

3.87%, 7/23/2060	214,000	182,943

		1,162,386

Paraguay — 1.0%

Republic of Paraguay

4.95%, 4/28/2031 (a)	200,000	207,537

6.10%, 8/11/2044 (a)	262,000	282,027

5.40%, 3/30/2050 (a)	200,000	195,850

		685,414

Peru — 1.8%

Republic of Peru

7.35%, 7/21/2025	321,000	368,207

4.13%, 8/25/2027	232,000	244,296

2.78%, 1/23/2031	192,000	182,016

1.86%, 12/1/2032	4,000	3,426

3.00%, 1/15/2034	8,000	7,372

6.55%, 3/14/2037	54,000	68,354

5.63%, 11/18/2050	66,000	82,450

2.78%, 12/1/2060	123,000	93,580

3.23%, 7/28/2121	291,000	214,667

		1,264,368

Philippines — 2.1%

Republic of Philippines

10.63%, 3/16/2025	202,000	251,007

9.50%, 2/2/2030	104,000	148,861

2.46%, 5/5/2030	1,000	950

6.38%, 1/15/2032	159,000	198,768

6.38%, 10/23/2034	196,000	249,922

3.95%, 1/20/2040	200,000	197,272

3.70%, 3/1/2041	200,000	190,772

3.70%, 2/2/2042	200,000	190,772

		1,428,324

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	487

JPMorgan USD Emerging Markets Sovereign Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Foreign Government Securities — continued

Poland — 0.5%

Republic of Poland

4.00%, 1/22/2024	210,000	216,476

3.25%, 4/6/2026	151,000	155,684

		372,160

Qatar — 2.3%

State of Qatar

3.38%, 3/14/2024 (a)	450,000	462,375

4.00%, 3/14/2029 (a)	212,000	230,550

9.75%, 6/15/2030 (a)	80,000	120,200

6.40%, 1/20/2040 (a)	150,000	207,563

4.63%, 6/2/2046 (b)	276,000	323,265

5.10%, 4/23/2048 (a)	200,000	250,750

		1,594,703

Romania — 0.8%

Romania Government Bond

3.00%, 2/14/2031 (a)	266,000	244,055

6.13%, 1/22/2044 (a)	32,000	36,480

5.13%, 6/15/2048 (b)	106,000	107,590

4.00%, 2/14/2051 (a)	204,000	172,380

		560,505

Russia — 0.7%

Russian Federation

4.88%, 9/16/2023 (a)	200,000	60,000

12.75%, 6/24/2028 ‡ (a)	32,000	17,600

7.50%, 3/31/2030 (a) (c)	324,153	97,246

5.10%, 3/28/2035 (b)	200,000	60,000

5.10%, 3/28/2035 (a)	400,000	120,000

5.25%, 6/23/2047 (a)	200,000	60,000

5.25%, 6/23/2047 (b)	200,000	60,000

		474,846

Saudi Arabia — 3.2%

Kingdom of Saudi Arabia

2.88%, 3/4/2023 (a)	28,000	28,378

4.00%, 4/17/2025 (a)	495,000	521,606

3.63%, 3/4/2028 (a)	110,000	116,188

4.50%, 4/17/2030 (b)	282,000	316,193

2.25%, 2/2/2033 (a)	200,000	188,500

4.63%, 10/4/2047 (a)	254,000	279,082

4.63%, 10/4/2047 (b)	247,000	271,391

3.25%, 11/17/2051 (a)	200,000	179,250

4.50%, 4/22/2060 (a)	270,000	299,025

		2,199,613

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Serbia — 0.3%

Republic of Serbia

2.13%, 12/1/2030 (a)	230,000	190,325

South Africa — 4.4%

Republic of South Africa

4.67%, 1/17/2024	481,000	494,317

5.88%, 9/16/2025	262,000	279,243

4.30%, 10/12/2028	393,000	377,108

4.85%, 9/30/2029	400,000	390,075

5.88%, 6/22/2030	472,000	493,771

5.38%, 7/24/2044	200,000	173,850

5.00%, 10/12/2046	412,000	335,600

5.65%, 9/27/2047	349,000	299,006

5.75%, 9/30/2049	274,000	235,948

		3,078,918

Trinidad and Tobago — 0.3%

Republic of Trinidad and Tobago

4.50%, 8/4/2026 (a)	200,000	200,600

Turkey — 7.9%

Hazine Mustesarligi Varlik Kiralama A/S

5.00%, 4/6/2023 (a)	400,000	399,825

4.49%, 11/25/2024 (b)	1,000	965

5.13%, 6/22/2026 (a)	200,000	187,725

Republic of Turkey

3.25%, 3/23/2023	234,000	229,876

7.25%, 12/23/2023	200,000	203,662

5.75%, 3/22/2024 (d)	275,000	271,098

7.38%, 2/5/2025	193,000	194,785

4.75%, 1/26/2026	624,000	567,840

4.25%, 4/14/2026	256,000	227,248

6.00%, 3/25/2027	470,000	433,957

7.63%, 4/26/2029	200,000	194,975

11.88%, 1/15/2030	261,000	316,267

5.95%, 1/15/2031	600,000	508,800

5.88%, 6/26/2031	285,000	241,324

6.50%, 9/20/2033	200,000	172,662

8.00%, 2/14/2034 (d)	208,000	205,699

7.25%, 3/5/2038	16,000	14,383

6.75%, 5/30/2040	517,000	430,984

6.63%, 2/17/2045	455,000	363,517

5.75%, 5/11/2047	433,000	310,894

		5,476,486

SEE NOTES TO FINANCIAL STATEMENTS.

488	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Foreign Government Securities — continued

Ukraine — 1.5%

Ukraine Government Bond

7.75%, 9/1/2023 (b)	350,000	140,000

7.75%, 9/1/2024 (b)	244,000	78,080

7.75%, 9/1/2026 (a)	126,000	40,320

7.75%, 9/1/2026 (b)	5,000	1,600

7.75%, 9/1/2027 (b)	438,000	140,160

7.75%, 9/1/2027 (a)	218,000	69,760

9.75%, 11/1/2028 (a)	600,000	192,000

7.38%, 9/25/2032 (b)	385,000	123,200

7.38%, 9/25/2032 (a)	216,000	69,120

7.25%, 3/15/2033 (a)	604,000	193,280

		1,047,520

United Arab Emirates — 0.8%

United Arab Emirates Government Bond

3.13%, 10/11/2027 (a)	300,000	314,250

3.13%, 9/30/2049 (b)	265,000	249,763

		564,013

Uruguay — 1.5%

Oriental Republic of Uruguay

4.50%, 8/14/2024	110,000	114,180

4.38%, 10/27/2027	176,000	190,443

4.38%, 1/23/2031	24,000	26,419

7.63%, 3/21/2036	169,000	240,804

5.10%, 6/18/2050	24,000	28,580

4.98%, 4/20/2055 (d)	365,000	430,654

		1,031,080

Vietnam — 0.3%

Socialist Republic of Vietnam

4.80%, 11/19/2024 (b)	200,000	207,538

Total Foreign Government Securities (Cost $66,328,670)		59,140,072

Corporate Bonds — 13.3%

Azerbaijan — 0.6%

Southern Gas Corridor CJSC

6.88%, 3/24/2026 (b)	393,000	438,637

Bahrain — 0.3%

Oil and Gas Holding Co. BSCC (The)

7.50%, 10/25/2027 (b)	203,000	210,613

Brazil — 0.4%

Banco Nacional de Desenvolvimento Economico e Social

5.75%, 9/26/2023 (b)	280,000	295,103

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

Chile — 0.7%

Corp. Nacional del Cobre de Chile

4.38%, 2/5/2049 (a)	200,000	198,725

3.70%, 1/30/2050 (a)	320,000	283,960

		482,685

China — 2.0%

CNAC HK Finbridge Co. Ltd.

4.13%, 7/19/2027 (a)	200,000	208,738

Sinopec Group Overseas Development 2017 Ltd. 3.63%, 4/12/2027 (b)	200,000	209,554

Sinopec Group Overseas Development 2018 Ltd. 2.15%, 5/13/2025 (a)	396,000	393,204

State Grid Overseas Investment BVI Ltd.

3.50%, 5/4/2027 (a)	200,000	210,006

3.50%, 5/4/2027 (b)	2,000	2,100

1.63%, 8/5/2030 (a)	400,000	364,096

		1,387,698

Indonesia — 1.2%

Indonesia Asahan Aluminium Persero PT

5.45%, 5/15/2030 (a)	200,000	211,037

Pertamina Persero PT

1.40%, 2/9/2026 (a)	238,000	220,995

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara

6.15%, 5/21/2048 (a)	201,000	221,452

4.00%, 6/30/2050 (a)	200,000	174,435

		827,919

Kazakhstan — 0.4%

KazMunayGas National Co. JSC

6.38%, 10/24/2048 (a)	257,000	280,130

Malaysia — 0.9%

Petronas Capital Ltd.

4.55%, 4/21/2050 (a)	320,000	360,760

3.40%, 4/28/2061 (a)	306,000	271,232

		631,992

Mexico — 1.8%

Mexico City Airport Trust

5.50%, 7/31/2047 (a)	209,000	187,203

Petroleos Mexicanos

4.50%, 1/23/2026	24,000	23,578

6.70%, 2/16/2032 (b)	536,000	514,560

6.63%, 6/15/2035	346,000	312,178

6.75%, 9/21/2047	16,000	13,174

7.69%, 1/23/2050	48,000	42,960

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	489

JPMorgan USD Emerging Markets Sovereign Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued

Mexico — continued

6.95%, 1/28/2060	151,000	124,666

		1,218,319

Panama — 0.3%

Aeropuerto Internacional de Tocumen SA

5.13%, 8/11/2061 (a)	200,000	181,287

Peru — 0.2%

Petroleos del Peru SA

5.63%, 6/19/2047 (b)	200,000	175,220

Philippines — 0.3%

Power Sector Assets & Liabilities Management Corp.

7.39%, 12/2/2024 (a)	156,000	176,261

Qatar — 0.7%

Qatar Energy

3.13%, 7/12/2041 (a)	300,000	283,125

3.30%, 7/12/2051 (a)	200,000	188,500

		471,625

South Africa — 1.2%

Eskom Holdings SOC Ltd.

6.75%, 8/6/2023 (a)	247,000	245,765

6.75%, 8/6/2023 (b)	2,000	1,990

7.13%, 2/11/2025 (b)	327,000	320,113

6.35%, 8/10/2028 (b)	240,000	243,900

		811,768

Tunisia — 0.2%

Tunisian Republic

5.75%, 1/30/2025 (a)	200,000	146,500

United Arab Emirates — 2.1%

Abu Dhabi Crude Oil Pipeline LLC

4.60%, 11/2/2047 (a)	422,000	461,114

Abu Dhabi Ports Co. PJSC

2.50%, 5/6/2031 (a)	306,000	289,935

DP World Ltd.

6.85%, 7/2/2037 (a)	270,000	330,551

MDGH GMTN RSC Ltd.

2.88%, 11/7/2029 (a)	200,000	198,500

2.88%, 5/21/2030 (a)	201,000	198,739

		1,478,839

Total Corporate Bonds (Cost $9,885,591)		9,214,596

INVESTMENTS	SHARES	VALUE ($)
Short-Term Investments — 1.4%

Investment Companies — 0.3%

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (e) (f) (Cost $177,868)	177,868	177,868

Investment of Cash Collateral from Securities Loaned — 1.1%

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (e) (f) (Cost $786,418)	786,418	786,418

Total Short-Term Investments (Cost $964,286)		964,286

Total Investments — 99.8% (Cost $77,178,547)		69,318,954

Other Assets Less Liabilities — 0.2%		157,041

NET ASSETS — 100.0%		69,475,995

Percentages indicated are based on net assets.

Abbreviations

CJSC	Closed Joint Stock Company
GMTN	Global medium term note
JSC	Joint Stock Company
PJSC	Public Joint Stock Company
PT	Limited liability company
SPC	Special purpose company

(a)

   Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of February 28, 2022.
(d)	The security or a portion of this security is on loan at February 28, 2022. The total value of securities on loan at February 28, 2022 is $758,234.
(e)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(f)	The rate shown is the current yield as of February 28, 2022.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

490	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2022

	JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF		JPMorgan Core Plus Bond ETF	JPMorgan Corporate Bond Research Enhanced ETF
ASSETS:
Investments in non-affiliates, at value	$34,651,582		$243,721,818	$50,913,381
Investments in affiliates, at value	601,648		35,701,290	159,865
Cash	1,694		14,183	2
Deposits at broker for futures contracts	—		361,000	56,000
Deposits at broker for centrally cleared swaps	—		134,000	—
Receivables:
Investment securities sold	568,776		—	617,879
Investment securities sold — delayed delivery securities	110,894		1,002,928	—
Fund shares sold	—		5,244,003	—
Interest from non-affiliates	117,330		1,332,551	490,020
Dividends from non-affiliates	—		64	—
Dividends from affiliates	1		25	—
Variation margin on futures contracts	—		99,206	290
Unrealized appreciation on forward foreign currency exchange contracts	—		46,775	—
Other assets	19,253		30,225	—

Total Assets	36,071,178		287,688,068	52,237,437

LIABILITIES:
Payables:
Investment securities purchased	598,767		1,257,289	752,901
Investment securities purchased — delayed delivery securities	578,125		9,463,660	—
Unrealized depreciation on forward foreign currency exchange contracts	—		26,339	—
Variation margin on centrally cleared swaps (net upfront receipts of $0, $132,496 and $0 respectively)	—		7,606	—
Accrued liabilities:
Management fees (See Note 3.A.)	1,391		79,242	5,545
Other	—		—	298

Total Liabilities	1,178,283		10,834,136	758,744

Net Assets	$34,892,895		$276,853,932	$51,478,693

NET ASSETS:
Paid-in-Capital	$35,543,238		$285,346,015	$53,275,690
Total distributable earnings (loss)	(650,343)		(8,492,083)	(1,796,997)

Total Net Assets	$34,892,895		$276,853,932	$51,478,693

Outstanding number of shares (unlimited number of shares authorized — par value $0.0001)	699,946	(a)	5,300,000	1,000,000

Net asset value, per share	$49.85	(a)	$52.24	$51.48

Cost of investments in non-affiliates	$35,308,925		$250,966,905	$52,805,488
Cost of investments in affiliates	601,648		35,701,290	159,865

(a)	Reflects a 1:2 reverse stock split that occurred on April 12, 2021. See Note 1.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	491

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2022 (continued)

	JPMorgan High Yield Research Enhanced ETF	JPMorgan Income ETF	JPMorgan International Bond Opportunities ETF
ASSETS:
Investments in non-affiliates, at value	$1,401,551,089	$118,286,641	$304,855,915
Investments in affiliates, at value	20,697,667	18,529,733	9,903,539
Restricted cash for OTC derivatives	—	—	460,000
Cash	21,923	593,761	—
Foreign currency, at value	—	—	2,230,407
Deposits at broker for futures contracts	—	399,000	868,500
Deposits at broker for centrally cleared swaps	—	353,000	1,362,000
Receivables:
Due from custodian	—	105,150	—
Investment securities sold	77,167,308	153,400	855,894
Interest from non-affiliates	20,314,895	1,074,586	3,682,468
Dividends from non-affiliates	—	—	1,001
Dividends from affiliates	15	34	7
Tax reclaims	—	615	2,819
Unrealized appreciation on forward foreign currency exchange contracts	—	46,873	1,041,441
Outstanding OTC swap contracts, at value (net upfront payments of $0, $5,719 and $21,810 respectively)	—	249,883	772,747
Other assets	—	—	9,496

Total Assets	1,519,752,897	139,792,676	326,046,234

LIABILITIES:
Payables:
Due to custodian	—	—	52,846
Investment securities purchased	65,916,098	1,639,991	—
Investment securities purchased — delayed delivery securities	—	—	124,704
Variation margin on futures contracts	—	222,025	96,919
Unrealized depreciation on forward foreign currency exchange contracts	—	27,331	2,362,987
Variation margin on centrally cleared swaps (net upfront payments/(receipts) of $0, $144,423 and $(230,069), respectively)	—	3,494	163,335
Accrued liabilities:
Management fees (See Note 3.A.)	269,679	38,834	125,215
Deferred foreign capital gains tax	—	—	1,663
Other	8,356	—	—

Total Liabilities	66,194,133	1,931,675	2,927,669

Net Assets	$1,453,558,764	$137,861,001	$323,118,565

NET ASSETS:
Paid-in-Capital	$1,516,709,058	$141,197,973	$339,852,360
Total distributable earnings (loss)	(63,150,294)	(3,336,972)	(16,733,795)

Total Net Assets	$1,453,558,764	$137,861,001	$323,118,565

Outstanding number of shares (unlimited number of shares authorized — par value $0.0001)	29,300,000	2,820,000	6,600,000

Net asset value, per share	$49.61	$48.89	$48.96

Cost of investments in non-affiliates	$1,458,603,704	$122,249,916	$325,471,097
Cost of investments in affiliates	20,697,667	18,530,299	9,903,539
Cost of foreign currency	—	—	2,264,096

SEE NOTES TO FINANCIAL STATEMENTS.

492	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

	JPMorgan Municipal ETF	JPMorgan Short Duration Core Plus ETF	JPMorgan U.S. Aggregate Bond ETF
ASSETS:
Investments in non-affiliates, at value	$93,369,194	$188,656,270	$1,018,550,675
Investments in affiliates, at value	10,795,128	23,982,204	17,328,257
Investments of cash collateral received from securities loaned, at value (See Note 2.E.)	—	110,760	7,174,411
Cash	7,146	—	29,535
Deposits at broker for futures contracts	45,000	—	—
Segregated cash balance with Authorized Participant for deposit securities	—	—	776,259
Receivables:
Investment securities sold	76,830	209,757	24,541,131
Investment securities sold — delayed delivery securities	669,604	2,796,365	13,975,029
Fund shares sold	—	—	20,857,521
Interest from non-affiliates	952,379	954,164	4,396,931
Dividends from affiliates	124	43	12
Securities lending income (See Note 2.E.)	—	92	2,127
Variation margin on centrally cleared swaps (net upfront payments of $0, $141,488 and $0, respectively)	—	4,194	—
Other assets	—	351	28,617

Total Assets	105,915,405	216,714,200	1,107,660,505

LIABILITIES:
Payables:
Due to custodian	—	6,033	—
Investment securities purchased	305,923	6,279,576	35,926,442
Investment securities purchased — delayed delivery securities	4,923,748	17,643,917	39,462,875
Collateral received on securities loaned (See Note 2.E.)	—	110,760	7,174,411
Variation margin on futures contracts	29,769	166,365	—
Collateral upon return of deposit securities	—	—	776,259
Accrued liabilities:
Management fees (See Note 3.A.)	13,056	45,870	53,442
Other	361	—	—

Total Liabilities	5,272,857	24,252,521	83,393,429

Net Assets	$100,642,548	$192,461,679	$1,024,267,076

NET ASSETS:
Paid-in-Capital	$101,441,915	$197,956,672	$1,065,045,802
Total distributable earnings (loss)	(799,367)	(5,494,993)	(40,778,726)

Total Net Assets	$100,642,548	$192,461,679	$1,024,267,076

Outstanding number of shares (unlimited number of shares authorized — par value $0.0001)	1,900,000	3,960,000	19,648,203	(a)

Net asset value, per share	$52.97	$48.60	$52.13	(a)

Cost of investments in non-affiliates	$93,991,312	$193,632,678	$1,056,798,659
Cost of investments in affiliates	10,795,128	23,983,602	17,328,257
Investment securities on loan, at value (See Note 2.E.)	—	105,786	7,056,051
Cost of investment of cash collateral (See Note 2.E.)	—	110,760	7,175,310

(a)	Reflects a 1:2 reverse stock split that occurred on April 12, 2021. See Note 1.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	493

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2022 (continued)

	JPMorgan Ultra-Short Income ETF	JPMorgan Ultra-Short Municipal Income ETF	JPMorgan USD Emerging Markets Sovereign Bond ETF
ASSETS:
Investments in non-affiliates, at value	$15,331,891,490	$2,852,230,545	$68,354,668
Investments in affiliates, at value	3,227,762,466	288,389,747	177,868
Investments of cash collateral received from securities loaned, at value (See Note 2.E.)	41,805,053	—	786,418
Repurchase agreements, at value	100,000,000	—	—
Cash	—	900,066	3,737
Deposits at broker for futures contracts	7,517,000	—	—
Receivables:
Due from custodian	—	14,437,978	—
Investment securities sold	23,356,511	—	1,784,040
Fund shares sold	—	4,943	—
Interest from non-affiliates	48,665,702	22,937,140	1,060,601
Dividends from affiliates	2,298	4,641	—
Securities lending income (See Note 2.E.)	6,179	—	323
Other assets	59,581	—	226

Total Assets	18,781,066,280	3,178,905,060	72,167,881

LIABILITIES:
Payables:
Due to custodian	540,659	—	—
Investment securities purchased	39,426,052	33,073,356	1,883,611
Investment securities purchased — delayed delivery securities	6,000,000	28,835,742	—
Collateral received on securities loaned (See Note 2.E.)	41,805,053	—	786,418
Variation margin on futures contracts	4,648,704	—	—
Accrued liabilities:
Management fees (See Note 3.A.)	2,471,332	357,571	21,857
Other	—	18,525	—

Total Liabilities	94,891,800	62,285,194	2,691,886

Net Assets	$18,686,174,480	$3,116,619,866	$69,475,995

NET ASSETS:
Paid-in-Capital	$18,757,218,685	$3,127,159,045	$81,183,375
Total distributable earnings (loss)	(71,044,205)	(10,539,179)	(11,707,380)

Total Net Assets	$18,686,174,480	$3,116,619,866	$69,475,995

Outstanding number of shares (unlimited number of shares authorized — par value $0.0001)	371,150,000	61,400,000	1,600,000

Net asset value, per share	$50.35	$50.76	$43.42

Cost of investments in non-affiliates	$15,416,861,681	$2,863,343,958	$76,214,261
Cost of investments in affiliates	3,227,762,466	288,388,611	177,868
Cost of repurchase agreements	100,000,000	—	—
Investment securities on loan, at value (See Note 2.E.)	39,862,079	—	758,234
Cost of investment of cash collateral (See Note 2.E.)	41,810,598	—	786,418

SEE NOTES TO FINANCIAL STATEMENTS.

494	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 28, 2022

	JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF	JPMorgan Core Plus Bond ETF	JPMorgan Corporate Bond Research Enhanced ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$562,982	$4,532,541	$1,452,506
Dividend income from non-affiliates	—	1,339	—
Dividend income from affiliates	295	4,917	65
Income from securities lending (net) (See Note 2.E.)	288	—	—

Total investment income	563,565	4,538,797	1,452,571

EXPENSES:
Management fees (See Note 3.A.)	26,015	740,125	76,457
Interest expense to non-affiliates	—	4	—
Interest expense to affiliates	140	—	—
Other	1,073	2,762	911

Total expenses	27,228	742,891	77,368

Net investment income (loss)	536,337	3,795,906	1,375,203

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	127,360	(946,883)	241,547
In-kind redemptions of investments in non-affiliates (See Note 4)	82,462	—	—
Options purchased	—	(9,883)	—
Futures contracts	—	(664,497)	(44,927)
Forward foreign currency exchange contracts	—	(6,089)	—
Swaps	—	26,450	—

Net realized gain (loss)	209,822	(1,600,902)	196,620

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(1,505,381)	(7,821,987)	(3,543,416)
Futures contracts	—	71,784	6,468
Forward foreign currency exchange contracts	—	41,385	—
Swaps	—	(37,057)	—

Change in net unrealized appreciation/depreciation	(1,505,381)	(7,745,875)	(3,536,948)

Net realized/unrealized gains (losses)	(1,295,559)	(9,346,777)	(3,340,328)

Change in net assets resulting from operations	$(759,222)	$(5,550,871)	$(1,965,125)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	495

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 28, 2022 (continued)

	JPMorgan High Yield Research Enhanced ETF	JPMorgan Income ETF (a)	JPMorgan International Bond Opportunities ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$64,194,398	$1,434,072	$8,210,245
Interest income from affiliates	—	—	244
Dividend income from non-affiliates	—	42,909	25,627
Dividend income from affiliates	3,672	2,320	1,999
Foreign taxes withheld (net)	—	(810)	(23,404)

Total investment income	64,198,070	1,478,491	8,214,711

EXPENSES:
Management fees (See Note 3.A.)	3,771,426	150,241	1,470,475
Interest expense to non-affiliates	—	63	3,850
Interest expense to affiliates	—	—	3,591
Other	26,212	—	4,710

Total expenses	3,797,638	150,304	1,482,626

Net investment income (loss)	60,400,432	1,328,187	6,732,085

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	18,507	(198,248)	(2,050,296	)(b)
Investments in affiliates	—	(3,418)	—
In-kind redemptions of investments in non-affiliates (See Note 4)	5,479,982	—	—
Options purchased	—	(18,764)	—
Futures contracts	—	313,291	759,652
Foreign currency transactions	—	—	49,064
Forward foreign currency exchange contracts	—	—	10,713,086
Swaps	—	54,170	878,893

Net realized gain (loss)	5,498,489	147,031	10,350,399

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(58,608,372)	(3,963,275)	(23,374,205	)(c)
Investments in affiliates	—	(566)	—
Futures contracts	—	(120,494)	(42,679)
Foreign currency translations	—	—	(9,875)
Forward foreign currency exchange contracts	—	19,542	(1,509,233)
Swaps	—	237,172	1,475,197

Change in net unrealized appreciation/depreciation	(58,608,372)	(3,827,621)	(23,460,795)

Net realized/unrealized gains (losses)	(53,109,883)	(3,680,590)	(13,110,396)

Change in net assets resulting from operations	$7,290,549	$(2,352,403)	$(6,378,311)

(a)	Commencement of operations was October 28, 2021.
(b)	Net of foreign capital gains tax of $(73).
(c)	Net of change in foreign capital gains tax of $(1,219).

SEE NOTES TO FINANCIAL STATEMENTS.

496	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

	JPMorgan Municipal ETF	JPMorgan Short Duration Core Plus ETF (a)	JPMorgan U.S. Aggregate Bond ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$1,558,879	$1,897,228	$14,717,876
Interest income from affiliates	—	—	103
Dividend income from affiliates	1,065	7,701	3,671
Income from securities lending (net) (See Note 2.E.)	—	867	22,764
Foreign taxes withheld (net)	—	(54)	—

Total investment income	1,559,944	1,905,742	14,744,414

EXPENSES:
Management fees (See Note 3.A.)	161,324	387,921	736,828
Interest expense to non-affiliates	10	140	—
Other	1,417	1,605	17,951

Total expenses	162,751	389,666	754,779

Net investment income (loss)	1,397,193	1,516,076	13,989,635

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(164,677)	(692,479)	(3,426,217)
Investments in affiliates	(1,005)	(4,597)	—
In-kind redemptions of investments in non-affiliates (See Note 4)	—	—	1,075,403
Futures contracts	65,596	241,725	—
Swaps	—	40,308	—

Net realized gain (loss)	(100,086)	(415,043)	(2,350,814)

Distributions of capital gains received from investment company affiliates	34	—	—

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(2,514,769)	(4,976,408)	(41,110,049)
Investments in affiliates	—	(1,398)	(899)
Futures contracts	(20,539)	(93,640)	—
Swaps	—	(35,517)	—

Change in net unrealized appreciation/depreciation	(2,535,308)	(5,106,963)	(41,110,948)

Net realized/unrealized gains (losses)	(2,635,360)	(5,522,006)	(43,461,762)

Change in net assets resulting from operations	$(1,238,167)	$(4,005,930)	$(29,472,127)

(a)	Commencement of operations was March 1, 2021.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	497

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 28, 2022 (continued)

	JPMorgan Ultra-Short Income ETF	JPMorgan Ultra-Short Municipal Income ETF	JPMorgan USD Emerging Markets Sovereign Bond ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$129,883,801	$8,812,171	$3,521,026
Dividend income from affiliates	297,055	48,289	66
Income from securities lending (net) (See Note 2.E.)	84,442	—	3,983

Total investment income	130,265,298	8,860,460	3,525,075

EXPENSES:
Management fees (See Note 3.A.)	31,237,223	3,507,246	300,950
Interest expense to non-affiliates	2,905	18	—
Other	278,363	30,819	1,377

Total expenses	31,518,491	3,538,083	302,327

Net investment income (loss)	98,746,807	5,322,377	3,222,748

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(1,233,008)	(218,096)	73,182
Investments in affiliates	—	(43,671)	—
In-kind redemptions of investments in non-affiliates (See Note 4)	—	—	681,003
Futures contracts	31,467,654	—	—

Net realized gain (loss)	30,234,646	(261,767)	754,185

Distributions of capital gains received from investment company affiliates	—	2,079	—

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(154,928,393)	(13,702,925)	(10,014,066)
Investments in affiliates	(5,545)	11,699	—
Futures contracts	(3,932,685)	—	—

Change in net unrealized appreciation/depreciation	(158,866,623)	(13,691,226)	(10,014,066)

Net realized/unrealized gains (losses)	(128,631,977)	(13,950,914)	(9,259,881)

Change in net assets resulting from operations	$(29,885,170)	$(8,628,537)	$(6,037,133)

SEE NOTES TO FINANCIAL STATEMENTS.

498	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

	JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF				JPMorgan Core Plus Bond ETF
	Year Ended February 28, 2022		Year Ended February 28, 2021		Year Ended February 28, 2022	Year Ended February 28, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$536,337		$716,867		$3,795,906	$1,807,769
Net realized gain (loss)	209,822		231,940		(1,600,902)	1,575,548
Change in net unrealized appreciation/depreciation	(1,505,381)		(139,324)		(7,745,875)	(1,608,798)

Change in net assets resulting from operations	(759,222)		809,483		(5,550,871)	1,774,519

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(784,471)		(876,578)		(4,121,522)	(3,118,840)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(23,217,818)		22,226,417		139,878,215	93,823,607

NET ASSETS:
Change in net assets	(24,761,511)		22,159,322		130,205,822	92,479,286
Beginning of period	59,654,406		37,495,084		146,648,110	54,168,824

End of period	$34,892,895		$59,654,406		$276,853,932	$146,648,110

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$19,211,437		$23,516,563		$139,878,215	$121,700,097
Cost of shares redeemed	(42,429,255)		(1,290,146)		—	(27,876,490)

Total change in net assets resulting from capital transactions	$(23,217,818)		$22,226,417		$139,878,215	$93,823,607

SHARE TRANSACTIONS:
Issued	375,000	(a)	450,000	(a)	2,600,000	2,200,000
Redeemed	(825,054	)(a)	(25,000	)(a)	—	(500,000)

Net increase (decrease) in shares from share transactions	(450,054)		425,000		2,600,000	1,700,000

(a)	Reflects a 1:2 reverse stock split that occurred on April 12, 2021. See Note 1.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	499

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

	JPMorgan Corporate Bond Research Enhanced ETF		JPMorgan High Yield Research Enhanced ETF
	Year Ended February 28, 2022	Year Ended February 28, 2021	Year Ended February 28, 2022	Year Ended February 28, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$1,375,203	$1,233,443	$60,400,432	$14,454,452
Net realized gain (loss)	196,620	713,341	5,498,489	(8,100,330)
Change in net unrealized appreciation/depreciation	(3,536,948)	(1,314,078)	(58,608,372)	2,918,296

Change in net assets resulting from operations	(1,965,125)	632,706	7,290,549	9,272,418

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(1,888,820)	(1,836,138)	(67,588,263)	(10,833,216)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	—	21,365,676	(45,777,577)	1,390,157,529

NET ASSETS:
Change in net assets	(3,853,945)	20,162,244	(106,075,291)	1,388,596,731
Beginning of period	55,332,638	35,170,394	1,559,634,055	171,037,324

End of period	$51,478,693	$55,332,638	$1,453,558,764	$1,559,634,055

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$—	$21,365,676	$195,784,063	$1,434,265,618
Cost of shares redeemed	—	—	(241,561,640)	(44,108,089)

Total change in net assets resulting from capital transactions	$—	$21,365,676	$(45,777,577)	$1,390,157,529

SHARE TRANSACTIONS:
Issued	—	375,000	3,800,000	27,800,000
Redeemed	—	—	(4,700,000)	(1,000,000)

Net increase (decrease) in shares from share transactions	—	375,000	(900,000)	26,800,000

SEE NOTES TO FINANCIAL STATEMENTS.

500	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

	JPMorgan Income ETF	JPMorgan International Bond Opportunities ETF
	Period Ended February 28, 2022 (a)	Year Ended February 28, 2022	Year Ended February 28, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$1,328,187	$6,732,085	$5,090,780
Net realized gain (loss)	147,031	10,350,399	(1,729,914)
Change in net unrealized appreciation/depreciation	(3,827,621)	(23,460,795)	1,326,192

Change in net assets resulting from operations	(2,352,403)	(6,378,311)	4,687,058

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(984,569)	(7,636,751)	(4,888,166)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	141,197,973	87,036,344	80,369,552

NET ASSETS:
Change in net assets	137,861,001	73,021,282	80,168,444
Beginning of period	—	250,097,283	169,928,839

End of period	$137,861,001	$323,118,565	$250,097,283

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$141,197,973	$87,036,344	$107,768,383
Cost of shares redeemed	—	—	(27,398,831)

Total change in net assets resulting from capital transactions	$141,197,973	$87,036,344	$80,369,552

SHARE TRANSACTIONS:
Issued	2,820,000	1,700,000	2,100,000
Redeemed	—	—	(600,000)

Net increase in shares from share transactions	2,820,000	1,700,000	1,500,000

(a)	Commencement of operations was October 28, 2021.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	501

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

	JPMorgan Municipal ETF		JPMorgan Short Duration Core Plus ETF
	Year Ended February 28, 2022	Year Ended February 28, 2021	Year Ended February 28, 2022 (a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$1,397,193	$1,089,715	$1,516,076
Net realized gain (loss)	(100,086)	237,244	(415,043)
Distributions of capital gains received from investment company affiliates	34	3	—
Change in net unrealized appreciation/depreciation	(2,535,308)	(1,230,683)	(5,106,963)

Change in net assets resulting from operations	(1,238,167)	96,279	(4,005,930)

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(1,753,715)	(1,149,619)	(1,489,063)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	27,514,125	24,782,763	197,956,672

NET ASSETS:
Change in net assets	24,522,243	23,729,423	192,461,679
Beginning of period	76,120,305	52,390,882	—

End of period	$100,642,548	$76,120,305	$192,461,679

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$41,051,194	$35,363,968	$197,956,672
Cost of shares redeemed	(13,537,069)	(10,581,205)	—

Total change in net assets resulting from capital transactions	$27,514,125	$24,782,763	$197,956,672

SHARE TRANSACTIONS:
Issued	750,000	650,000	3,960,000
Redeemed	(250,000)	(200,000)	—

Net increase in shares from share transactions	500,000	450,000	3,960,000

(a)	Commencement of operations was March 1, 2021.

SEE NOTES TO FINANCIAL STATEMENTS.

502	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

	JPMorgan U.S. Aggregate Bond ETF				JPMorgan Ultra-Short Income ETF
	Year Ended February 28, 2022		Year Ended February 28, 2021		Year Ended February 28, 2022	Year Ended February 28, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$13,989,635		$10,965,812		$98,746,807	$152,746,891
Net realized gain (loss)	(2,350,814)		6,093,367		30,234,646	6,803,585

Change in net unrealized appreciation/depreciation	(41,110,948)		(17,084,303)		(158,866,623)	26,207,768

Change in net assets resulting from operations	(29,472,127)		(25,124)		(29,885,170)	185,758,244

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(15,219,336)		(13,077,795)		(124,672,702)	(148,089,858)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	242,169,209		296,821,303		2,696,694,639	4,514,879,823

NET ASSETS:
Change in net assets	197,477,746		283,718,384		2,542,136,767	4,552,548,209
Beginning of period	826,789,330		543,070,946		16,144,037,713	11,591,489,504

End of period	$1,024,267,076		$826,789,330		$18,686,174,480	$16,144,037,713

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$696,907,792		$364,516,514		$3,431,664,325	$6,937,280,585
Cost of shares redeemed	(454,738,583)		(67,695,211)		(734,969,686)	(2,422,400,762)

Total change in net assets resulting from capital transactions	$242,169,209		$296,821,303		$2,696,694,639	$4,514,879,823

SHARE TRANSACTIONS:
Issued	12,925,000	(a)	6,550,000	(a)	67,750,000	136,900,000
Redeemed	(8,476,797	)(a)	(1,250,000	)(a)	(14,550,000)	(48,450,000)

Net increase in shares from share transactions	4,448,203		5,300,000		53,200,000	88,450,000

(a)	Reflects a 1:2 reverse stock split that occurred on April 12, 2021. See Note 1.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	503

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

	JPMorgan Ultra-Short Municipal Income ETF		JPMorgan USD Emerging Markets Sovereign Bond ETF
	Year Ended February 28, 2022	Year Ended February 28, 2021	Year Ended February 28, 2022	Year Ended February 28, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$5,322,377	$4,108,100	$3,222,748	$3,794,025
Net realized gain (loss)	(261,767)	(34,811)	754,185	(3,655,748)
Distributions of capital gains received from investment company affiliates	2,079	178	—	—
Change in net unrealized appreciation/depreciation	(13,691,226)	1,918,118	(10,014,066)	(131,088)

Change in net assets resulting from operations	(8,628,537)	5,991,585	(6,037,133)	7,189

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(5,051,152)	(3,476,451)	(3,273,450)	(3,496,716)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,719,988,397	1,200,610,442	(4,964,085)	(4,473,264)

NET ASSETS:
Change in net assets	1,706,308,708	1,203,125,576	(14,274,668)	(7,962,791)
Beginning of period	1,410,311,158	207,185,582	83,750,663	91,713,454

End of period	$3,116,619,866	$1,410,311,158	$69,475,995	$83,750,663

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$1,819,089,400	$1,200,610,442	$39,044,798	$19,156,204
Cost of shares redeemed	(99,101,003)	—	(44,008,883)	(23,629,468)

Total change in net assets resulting from capital transactions	$1,719,988,397	$1,200,610,442	$(4,964,085)	$(4,473,264)

SHARE TRANSACTIONS:
Issued	35,700,000	23,550,000	800,000	400,000
Redeemed	(1,950,000)	—	(900,000)	(500,000)

Net increase (decrease) in shares from share transactions	33,750,000	23,550,000	(100,000)	(100,000)

SEE NOTES TO FINANCIAL STATEMENTS.

504	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

STATEMENT OF CASH FLOWS

FOR THE YEAR ENDED FEBRUARY 28, 2022

JPMorgan Core Plus Bond ETF
INCREASE (DECREASE) IN CASH

Cash flows provided (used) by operating activities:
Net decrease in net assets resulting from operations	$(5,550,871)

Adjustments to reconcile net increase/decrease in net assets resulting from operations to net cash provided (used) by operating activities:
Purchase of investment securities	(281,979,341)
Proceeds from disposition of investment securities	151,567,457
Purchases of short-term investments — affiliates, net	(2,862,015)
Change in unrealized (appreciation)/depreciation on investments	7,821,987
Net realized (gain)/loss on investments in non-affiliates	946,883
Net realized (gain)/loss on options purchased	9,883
Net amortization (accretion) of income	533,251
Increase in interest receivable from non-affiliates	(616,409)
Decrease in dividends receivable from affiliates	605
Increase in dividends receivable from non-affiliates	(64)
Increase in variation margin receivable	(99,206)
Increase in unrealized appreciation on forward foreign currency exchange contracts	(26,655)
Decrease in unrealized depreciation on forward foreign currency exchange contracts	(14,730)
Increase in other assets	(30,225)
Increase in variation margin payable	7,156
Increase in management fees payable	37,147

Net cash provided (used) by operating activities	(130,255,147)

Cash flows provided (used) by financing activities:
Proceeds from units issued	134,634,212
Cash distributions paid to shareholders (net of reinvestments of $0)	(4,121,522)

Net cash provided (used) by financing activities	130,512,690

Cash:
Net increase (decrease) in unrestricted and restricted cash and deposits at broker	257,543
Restricted and unrestricted cash and deposits at broker at beginning of year	251,640

Restricted and unrestricted cash and deposits at broker at end of year	$509,183

Supplemental	disclosure of cash flow information:

For purposes of reporting the Statement of Cash Flows, the Fund considers all cash accounts that are not subject to withdrawal restrictions or penalties to be cash equivalents.

Reconciliation of restricted and unrestricted cash and deposits at broker at the end of year to the Statements of Assets and Liabilities:

	February 28, 2021	February 28, 2022
Cash	$5,640	$14,183
Deposits at broker:
Futures contracts	246,000	361,000
Centrally cleared swaps	—	134,000

	$251,640	$509,183

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	505

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income	Net realized gain	Total distributions

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
Year Ended February 28, 2022 (f)	$51.87	$0.53	$(1.72)		$(1.19)	$(0.57)	$(0.26)	$(0.83)
Year Ended February 28, 2021 (f)	51.72	0.85	0.34		1.19	(0.83)	(0.21)	(1.04)
March 12, 2019 (g) through February 29, 2020 (f)	50.00	1.17	1.76		2.93	(1.21)	—	(1.21)

JPMorgan Core Plus Bond ETF
Year Ended February 28, 2022	54.31	1.09	(1.96)		(0.87)	(1.09)	(0.11)	(1.20)
Year Ended February 28, 2021	54.17	0.97	0.70	(i)	1.67	(0.88)	(0.65)	(1.53)
Year Ended February 29, 2020	50.36	1.45	4.13		5.58	(1.44)	(0.33)	(1.77)
January 28, 2019 (g) through February 28, 2019	50.00	0.13	0.36		0.49	(0.13)	—	(0.13)

JPMorgan Corporate Bond Research Enhanced ETF
Year Ended February 28, 2022	55.33	1.38	(3.34)		(1.96)	(1.40)	(0.49)	(1.89)
Year Ended February 28, 2021	56.27	1.58	(0.31)		1.27	(1.46)	(0.75)	(2.21)
Year Ended February 29, 2020	51.19	1.95	5.96		7.91	(1.93)	(0.90)	(2.83)
December 12, 2018 (g) through February 28, 2019	50.00	0.44	1.19		1.63	(0.44)	—	(0.44)

JPMorgan High Yield Research Enhanced ETF
Year Ended February 28, 2022	51.64	1.97	(1.79)		0.18	(2.21)	—	(2.21)
Year Ended February 28, 2021	50.31	2.12	1.31	(i)	3.43	(2.07)	(0.03)	(2.10)
Year Ended February 29, 2020	49.86	2.50	0.53		3.03	(2.58)	—	(2.58)
Year Ended February 28, 2019	50.09	2.47	(0.23)		2.24	(2.47)	—	(2.47)
Year Ended February 28, 2018	50.96	2.44	(0.92)		1.52	(2.39)	—	(2.39)

JPMorgan Income ETF
October 28, 2021 (g) through February 28, 2022	50.00	0.58	(1.24)		(0.66)	(0.45)	—	(0.45)

JPMorgan International Bond Opportunities ETF
Year Ended February 28, 2022	51.04	1.16	(1.92)		(0.76)	(1.32)	—	(1.32)
Year Ended February 28, 2021	49.98	1.45	1.00	(i)	2.45	(1.39)	—	(1.39)
Year Ended February 29, 2020	48.75	1.71	1.86		3.57	(2.34)	—	(2.34)
Year Ended February 28, 2019	50.54	1.94	(0.97)		0.97	(2.56)	(0.20)	(2.76)
April 5, 2017 (g) through February 28, 2018	50.00	1.83	0.05	(i)	1.88	(1.34)	—	(1.34)

JPMorgan Municipal ETF
Year Ended February 28, 2022	54.37	0.85	(1.18)		(0.33)	(0.85)	(0.22)	(1.07)
Year Ended February 28, 2021	55.15	1.00	(0.71)		0.29	(0.94)	(0.13)	(1.07)
Year Ended February 29, 2020	51.92	1.24	3.91		5.15	(1.22)	(0.70)	(1.92)
October 29, 2018 (g) through February 28, 2019	50.00	0.46	1.90		2.36	(0.44)	—	(0.44)

JPMorgan Short Duration Core Plus ETF
March 1, 2021 (g) through February 28, 2022	50.00	0.62	(1.42)		(0.80)	(0.59)	(0.01)	(0.60)

JPMorgan U.S. Aggregate Bond ETF
Year Ended February 28, 2022 (f)	54.39	0.71	(2.19)		(1.48)	(0.72)	(0.06)	(0.78)
Year Ended February 28, 2021 (f)	54.86	0.89	(0.32)		0.57	(0.85)	(0.19)	(1.04)
Year Ended February 29, 2020 (f)	50.63	1.39	4.35		5.74	(1.44)	(0.07)	(1.51)
December 12, 2018 (g) through February 28, 2019 (f)	50.00	0.36	0.58		0.94	(0.31)	—	(0.31)

JPMorgan Ultra-Short Income ETF
Year Ended February 28, 2022	50.78	0.28	(0.35)		(0.07)	(0.32)	(0.04)	(0.36)
Year Ended February 28, 2021	50.51	0.58	0.28		0.86	(0.59)	— (m)	(0.59)
Year Ended February 29, 2020	50.20	1.28	0.32		1.60	(1.29)	—	(1.29)
Year Ended February 28, 2019	50.01	1.37	(0.04	)(i)	1.33	(1.14)	—	(1.14)
May 17, 2017 (g) through February 28, 2018	50.00	0.70	(0.08)		0.62	(0.61)	—	(0.61)

JPMorgan Ultra-Short Municipal Income ETF
Year Ended February 28, 2022	51.01	0.13	(0.25)		(0.12)	(0.13)	—	(0.13)
Year Ended February 28, 2021	50.53	0.32	0.52		0.84	(0.36)	—	(0.36)
Year Ended February 29, 2020	50.26	0.78	0.26		1.04	(0.77)	—	(0.77)
October 16, 2018 (g) through February 28, 2019	50.00	0.35	0.23		0.58	(0.32)	—	(0.32)

JPMorgan USD Emerging Markets Sovereign Bond ETF
Year Ended February 28, 2022	49.27	2.03	(5.81)		(3.78)	(2.07)	—	(2.07)
Year Ended February 28, 2021	50.95	2.17	(1.83)		0.34	(2.02)	—	(2.02)
Year Ended February 29, 2020	47.52	2.32	3.40		5.72	(2.29)	—	(2.29)
Year Ended February 28, 2019	48.83	2.31	(1.30)		1.01	(2.32)	—	(2.32)
January 29, 2018 (g) through February 28, 2018	50.00	0.19	(1.21)		(1.02)	(0.15)	—	(0.15)

(a)	Annualized for periods less than one year, unless otherwise indicated.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)

Prior to December 9, 2019, market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the midpoint of the bid/ask spread at the close of business on the listing exchange of the fund. Effective December 9, 2019, the closing price was used to calculate the market price return; however, any prices used in the calculation for market price return prior to December 9, 2019, would have used the midpoint of the bid/ask spread at the close of business on the exchange.

(f)	Per share amounts reflects a 1:2 reverse stock split that occurred on April 12, 2021. See Note 1.
(g)	Commencement of operations.
(h)

Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(i)

Calculation of the net realized and unrealized gains (losses) per share do not correlate with the Fund’s net realized and unrealized gains (losses) presented in the Statement of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.

(j)

Prior to November 1, 2019, the Fund may have waived fees if expenses exceeded the expense cap. On November 1, 2019, the Fund adopted a unitary fee structure where a management fee is accrued by the fund based on prior day net assets and other expenses are paid by the Advisor.

(k)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(l)	Amount rounds to less than 0.5%
(m)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

506	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

		Ratios/Supplemental data
						Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return (c)(d)	Market price total return (c)(e)		Net assets, end of period	Net expenses		Net investment income (loss)	Expenses without waivers and reimbursements		Portfolio turnover rate (c)

$49.85	$49.87	(2.31)%	(2.44)%		$34,892,895	0.05%		1.02%	0.05%		45%
51.87	51.96	2.32	2.55		59,654,406	0.05		1.62	0.05		40
51.72	51.68	5.93	5.85	(h)	37,495,084	0.05		2.38	0.05		56

52.24	52.37	(1.66)	(1.73)		276,853,932	0.40		2.02	0.40		81
54.31	54.48	3.08	2.87		146,648,110	0.36		1.76	0.36		272
54.17	54.44	11.24	11.52		54,168,824	0.38		2.76	0.69	(j)	91
50.36	50.48	0.97	1.21	(h)	25,178,102	0.38	(k)	2.96	5.38	(j)(k)	—	(l)

51.48	51.56	(3.70)	(3.83)		51,478,693	0.14		2.51	0.14		36
55.33	55.48	2.24	2.09		55,332,638	0.14		2.81	0.14		41
56.27	56.50	15.74	15.95		35,170,394	0.14		3.58	0.65	(j)	67
51.19	51.30	3.26	3.48	(h)	25,595,493	0.14	(k)	3.98	2.13	(j)(k)	12

49.61	49.65	0.26	0.40		1,453,558,764	0.24		3.83	0.24		46
51.64	51.61	7.16	6.43		1,559,634,055	0.23		4.18	0.23		50
50.31	50.62	6.15	6.88		171,037,324	0.32		4.90	0.44	(j)	128
49.86	49.82	4.66	4.00		154,570,385	0.40		5.01	0.57	(j)	23
50.09	50.36	3.00	3.12		105,191,308	0.40		4.78	0.98	(j)	23

48.89	49.09	(1.34)	(0.94	)(h)	137,861,001	0.39		3.47	0.39		13

48.96	48.98	(1.56)	(2.10)		323,118,565	0.50		2.28	0.50		52
51.04	51.34	5.02	5.95		250,097,283	0.50		2.90	0.50		136
49.98	49.83	7.39	6.89		169,928,839	0.53		3.40	0.69	(j)	88
48.75	48.83	2.09	2.13		180,357,231	0.54		3.92	0.82	(j)	73
50.54	50.60	3.76	3.88	(h)	151,634,232	0.53	(k)	3.98	1.10	(j)(k)	52

52.97	53.01	(0.66)	(0.55)		100,642,548	0.18		1.56	0.18		48
54.37	54.35	0.54	0.67		76,120,305	0.23		1.84	0.23		56
55.15	55.06	10.09	9.71		52,390,882	0.23		2.31	0.67	(j)	51
51.92	52.01	4.74	4.92	(h)	31,153,558	0.23	(k)	2.65	1.06	(j)(k)	15

48.60	48.61	(1.63)	(1.61	)(h)	192,461,679	0.32		1.26	0.32		175

52.13	52.14	(2.76)	(2.69)		1,024,267,076	0.07		1.32	0.07		78
54.39	54.36	1.04	0.85		826,789,330	0.07		1.60	0.07		64
54.86	54.92	11.46	11.49		543,070,946	0.07		2.61	0.20	(j)	57
50.63	50.68	1.90	1.98	(h)	98,730,082	0.07	(k)	3.26	1.14	(j)(k)	53

50.35	50.37	(0.14)	(0.12)		18,686,174,480	0.18		0.56	0.18		70
50.78	50.79	1.72	1.67		16,144,037,713	0.17		1.14	0.17		94
50.51	50.54	3.22	3.22		11,591,489,504	0.18		2.53	0.22	(j)	46
50.20	50.23	2.68	2.66		5,703,062,275	0.17		2.74	0.28	(j)	43
50.01	50.05	1.25	1.33	(h)	200,051,266	0.16	(k)	1.77	0.55	(j)(k)	25

50.76	50.75	(0.23)	(0.29)		3,116,619,866	0.17		0.26	0.17		50
51.01	51.03	1.66	1.64		1,410,311,158	0.16		0.63	0.16		67
50.53	50.56	2.09	2.09		207,185,582	0.18		1.55	0.34	(j)	153
50.26	50.29	1.16	1.22	(h)	57,799,591	0.17	(k)	1.88	0.79	(j)(k)	61

43.42	44.06	(8.06)	(6.78)		69,475,995	0.39		4.17	0.39		38
49.27	49.30	0.85	0.50		83,750,663	0.39		4.50	0.39		59
50.95	51.15	12.25	12.44		91,713,454	0.39		4.64	0.58	(j)	53
47.52	47.62	2.29	2.23		61,776,747	0.39		4.96	0.87	(j)	28
48.83	48.95	(2.03)	(1.79	)(h)	53,713,929	0.35	(k)	4.79	2.74	(j)(k)	2

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	507

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2022

1. Organization

J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are 12 separate funds of the Trust (each, a “Fund” and collectively, the “Funds”) covered by this report:

Diversification Classification
JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF	Diversified
JPMorgan Core Plus Bond ETF	Diversified
JPMorgan Corporate Bond Research Enhanced ETF	Diversified
JPMorgan High Yield Research Enhanced ETF	Diversified
JPMorgan Income ETF (1)	Diversified
JPMorgan International Bond Opportunities ETF	Diversified
JPMorgan Municipal ETF	Diversified
JPMorgan Short Duration Core Plus ETF(2)	Diversified
JPMorgan U.S. Aggregate Bond ETF	Diversified
JPMorgan Ultra-Short Income ETF	Diversified
JPMorgan Ultra-Short Municipal Income ETF	Diversified
JPMorgan USD Emerging Markets Sovereign Bond ETF	Diversified

(1)	Commenced operations on October 28, 2021.
(2)	Commenced operations on March 1, 2021.

The investment objective of JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF (“BetaBuilders 1-5 Year U.S. Aggregate Bond ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the Bloomberg Short-Term U.S. Aggregate Bond Index (formerly known as Bloomberg Barclays Short-Term U.S. Aggregate Bond Index).

The investment objective of JPMorgan Core Plus Bond ETF (“Core Plus Bond ETF”) is to seek a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt securities.

The investment objective of JPMorgan Corporate Bond Research Enhanced ETF (“Corporate Bond Research Enhanced ETF”) is to seek to provide total return from a portfolio of investment grade corporate bonds.

The investment objective of JPMorgan High Yield Research Enhanced ETF (“High Yield Research Enhanced ETF”) is to seek to provide a high level of income with capital appreciation as a secondary objective.

The investment objective of JPMorgan Income ETF (“Income ETF”) is to seek to provide income with a secondary objective of capital appreciation.

The investment objective of JPMorgan International Bond Opportunities ETF (“International Bond Opportunities ETF”) is to seek to provide total return.

The investment objective of JPMorgan Municipal ETF (“Municipal ETF”) is to seek to provide monthly dividends, which are excluded from gross income, and to protect the value of your investment by investing primarily in municipal obligations. For purposes of the Fund’s investment objective, “gross income” means gross income for federal income tax purposes.

The investment objective of JPMorgan Short Duration Core Plus ETF (“Short Duration Core Plus ETF”) is to seek total return, consistent with preservation of capital.

The investment objective of JPMorgan U.S. Aggregate Bond ETF (“U.S. Aggregate Bond ETF”) is to seek long-term total return.

The investment objective of JPMorgan Ultra-Short Income ETF (“Ultra-Short Income ETF”) is to seek to provide current income while seeking to maintain a low volatility of principal.

The investment objective of JPMorgan Ultra-Short Municipal Income ETF (“Ultra-Short Municipal Income ETF”) is to seek to provide as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.

The investment objective of JPMorgan USD Emerging Markets Sovereign Bond ETF (“USD Emerging Markets Sovereign Bond ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JPMorgan Emerging Markets Risk-Aware Bond Index.

J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds.

508	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

Shares of each Fund are listed and traded at market price on an exchange as follows:

Listing Exchange
BetaBuilders 1-5 Year U.S. Aggregate Bond ETF	Cboe BZX Exchange, Inc.
Core Plus Bond ETF	Cboe BZX Exchange, Inc.
Corporate Bond Research Enhanced ETF	NYSE Arca, Inc.
High Yield Research Enhanced ETF	Cboe BZX Exchange, Inc.
Income ETF	NYSE Arca, Inc.
International Bond Opportunities ETF	Cboe BZX Exchange, Inc.
Municipal ETF	Cboe BZX Exchange, Inc.
Short Duration Core Plus ETF	NYSE Arca, Inc.
U.S. Aggregate Bond ETF	NYSE Arca, Inc.
Ultra-Short Income ETF	Cboe BZX Exchange, Inc.
Ultra-Short Municipal Income ETF	Cboe BZX Exchange, Inc.
USD Emerging Markets Sovereign Bond ETF	NYSE Arca, Inc.

Market prices for the Funds’ shares may be different from their net asset value (“NAV”).

Effective April 12, 2021, BetaBuilders 1-5 Year U.S. Aggregate Bond ETF and U.S. Aggregate Bond ETF each underwent a 1:2 reverse stock split which resulted in a decrease to each Fund’s shares outstanding and an increase to each Fund’s NAV per share. There was no change to the net assets of each Fund or the value of a shareholder’s investment as a result of this reverse stock split, except to the extent that shareholders held quantities of shares that were not an exact multiple of the reverse split ratio as described below.

The historical share transactions presented in the Statements of Changes in Net Assets and the per share data presented in the Financial Highlights have been adjusted accordingly to give effect to the reverse stock splits.

For shareholders who held quantities of shares that were not an exact multiple of the reverse split ratio (for example, not a multiple of two for a 1:2 reverse split), the reverse split resulted in the creation of a fractional share. Post-split fractional shares were redeemed for cash and sent to the broker of record.

The Funds issue and redeem their shares on a continuous basis, through JPMorgan Distribution Services, Inc. (the “Distributor” or “JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, at NAV in large blocks of shares, referred to as “Creation Units” as shown in the table below:

Shares per Creation Unit
BetaBuilders 1-5 Year U.S. Aggregate Bond ETF	25,000
Core Plus Bond ETF	100,000
Corporate Bond Research Enhanced ETF	25,000
High Yield Research Enhanced ETF	100,000
Income ETF	30,000
International Bond Opportunities ETF	100,000
Municipal ETF	50,000
Short Duration Core Plus ETF	10,000
U.S. Aggregate Bond ETF	25,000
Ultra-Short Income ETF	50,000
Ultra-Short Municipal Income ETF	50,000
USD Emerging Markets Sovereign Bond ETF	100,000

Prior to April 12, 2021, the Shares per Creation Unit amounts for BetaBuilders 1-5 Year U.S. Aggregate Bond ETF and U.S. Aggregate Bond ETF were 50,000 and 50,000, respectively. These amounts were reduced in connection with the reverse stock split mentioned above.

Creation Units are issued and redeemed principally in-kind for a basket of securities. A cash amount may be substituted if a Fund has sizeable exposure to market or sponsor restricted securities. Shares are generally traded in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Funds (each, an “Authorized Participant”).

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	509

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2022 (continued)

A. Valuation of Investments — Investments are valued in accordance with GAAP and the Funds’ valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAVs of the Funds are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts and options are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by Core Plus Bond ETF, Income ETF, International Bond Opportunities ETF and Short Duration Core Plus ETF at February 28, 2022.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

510	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”):

BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$260,262	$—	$260,262
Commercial Mortgage-Backed Securities	—	757,358	88,743	846,101
Corporate Bonds	—	8,643,798	—	8,643,798
Foreign Government Securities	—	542,302	—	542,302
Mortgage-Backed Securities	—	3,029,876	—	3,029,876
Municipal Bonds	—	20,947	—	20,947
Supranational	—	1,006,442	—	1,006,442
U.S. Government Agency Securities	—	525,104	—	525,104
U.S. Treasury Obligations	—	19,776,750	—	19,776,750
Short-Term Investments
Investment Companies	601,648	—	—	601,648

Total Investments in Securities	$601,648	$34,562,839	$88,743	$35,253,230

Core Plus Bond ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$27,323,609	$20,370,556	$47,694,165
Collateralized Mortgage Obligations	—	5,296,194	2,918,445	8,214,639
Commercial Mortgage-Backed Securities	—	13,824,252	5,075,115	18,899,367
Common Stocks
Diversified Telecommunication Services	—	—	9,180	9,180
Oil, Gas & Consumable Fuels	16,221	25,987	—	42,208
Professional Services	—	165	—	165

Total Common Stocks	16,221	26,152	9,180	51,553

Corporate Bonds
Aerospace & Defense	—	1,723,640	—	1,723,640
Airlines	—	299,563	—	299,563
Auto Components	—	895,203	—	895,203
Automobiles	—	731,209	—	731,209
Banks	—	13,935,464	—	13,935,464
Beverages	—	950,430	—	950,430
Biotechnology	—	1,370,613	—	1,370,613
Building Products	—	453,347	—	453,347
Capital Markets	—	7,084,571	—	7,084,571
Chemicals	—	1,672,866	—	1,672,866
Commercial Services & Supplies	—	1,934,909	—	1,934,909
Communications Equipment	—	354,164	—	354,164
Construction & Engineering	—	376,722	—	376,722
Construction Materials	—	65,567	—	65,567
Consumer Finance	—	3,170,672	—	3,170,672
Containers & Packaging	—	1,207,889	—	1,207,889
Distributors	—	20,000	—	20,000
Diversified Consumer Services	—	107,625	—	107,625
Diversified Financial Services	—	834,638	—	834,638
Diversified Telecommunication Services	—	4,223,285	3	4,223,288
Electric Utilities	—	4,837,116	—	4,837,116
Electrical Equipment	—	186,661	—	186,661
Electronic Equipment, Instruments & Components	—	141,751	—	141,751
Energy Equipment & Services	—	351,509	—	351,509

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	511

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2022 (continued)

Core Plus Bond ETF (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Entertainment	$—	$1,586,042	$—	$1,586,042
Equity Real Estate Investment Trusts (REITs)	—	1,789,216	—	1,789,216
Food & Staples Retailing	—	824,131	—	824,131
Food Products	—	605,631	—	605,631
Gas Utilities	—	246,152	—	246,152
Health Care Equipment & Supplies	—	559,748	—	559,748
Health Care Providers & Services	—	3,702,022	—	3,702,022
Health Care Technology	—	204,586	—	204,586
Hotels, Restaurants & Leisure	—	1,804,284	—	1,804,284
Household Durables	—	412,000	—	412,000
Household Products	—	422,339	—	422,339
Independent Power and Renewable Electricity Producers	—	241,456	—	241,456
Industrial Conglomerates	—	39,786	—	39,786
Insurance	—	846,593	—	846,593
Internet & Direct Marketing Retail	—	261,622	—	261,622
IT Services	—	697,996	—	697,996
Leisure Products	—	154,116	—	154,116
Life Sciences Tools & Services	—	185,485	—	185,485
Machinery	—	530,658	—	530,658
Media	—	4,218,883	—	4,218,883
Metals & Mining	—	2,226,446	—	2,226,446
Multi-Utilities	—	670,983	—	670,983
Oil, Gas & Consumable Fuels	—	8,954,129	—	8,954,129
Personal Products	—	403,142	—	403,142
Pharmaceuticals	—	2,697,470	—	2,697,470
Real Estate Management & Development	—	177,071	—	177,071
Road & Rail	—	1,058,659	—	1,058,659
Semiconductors & Semiconductor Equipment	—	604,029	—	604,029
Software	—	956,450	—	956,450
Specialty Retail	—	1,494,732	—	1,494,732
Technology Hardware, Storage & Peripherals	—	425,281	—	425,281
Textiles, Apparel & Luxury Goods	—	33,545	—	33,545
Thrifts & Mortgage Finance	—	730,882	—	730,882
Tobacco	—	1,150,886	—	1,150,886
Trading Companies & Distributors	—	1,279,568	—	1,279,568
Transportation Infrastructure	—	11,291	—	11,291
Wireless Telecommunication Services	—	670,265	—	670,265

Total Corporate Bonds	—	89,806,989	3	89,806,992

Mortgage-Backed Securities	—	41,265,219	—	41,265,219
Municipal Bonds	—	37,114	—	37,114
Preferred Stocks	—	—	5,377	5,377
Rights	—	—	1	1
U.S. Treasury Obligations	—	37,736,175	—	37,736,175
Warrants
Diversified Telecommunication Services	—	—	184	184
Media	—	—	1,677	1,677
Oil, Gas & Consumable Fuels	9,355	—	—	9,355

Total Warrants	9,355	—	1,861	11,216

Short-Term Investments
Investment Companies	35,701,290	—	—	35,701,290

Total Investments in Securities	$35,726,866	$215,315,704	$28,380,538	$279,423,108

512	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

Core Plus Bond ETF (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$46,775	$—	$46,775
Futures Contracts	71,980	—	—	71,980
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(26,339)	—	(26,339)
Futures Contracts	(6,320)	—	—	(6,320)
Swaps	—	(37,057)	—	(37,057)

Total Net Appreciation/Depreciation in Other Financial Instruments	$65,660	$(16,621)	$—	$49,039

Corporate Bond Research Enhanced ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Corporate Bonds	$—	$50,913,381	$—	$50,913,381
Short-Term Investments
Investment Companies	159,865	—	—	159,865

Total Investments in Securities	$159,865	$50,913,381	$—	$51,073,246

Appreciation in Other Financial Instruments
Futures Contracts	$10,210	$—	$—	$10,210
Depreciation in Other Financial Instruments
Futures Contracts	(10,320)	—	—	(10,320)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(110)	$—	$—	$(110)

High Yield Research Enhanced ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Corporate Bonds	$—	$1,401,551,089	$—	$1,401,551,089
Short-Term Investments
Investment Companies	20,697,667	—	—	20,697,667

Total Investments in Securities	$20,697,667	$1,401,551,089	$—	$1,422,248,756

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	513

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2022 (continued)

Income ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$16,649,858	$8,815,163	$25,465,021
Collateralized Mortgage Obligations	—	8,821,969	1,517,003	10,338,972
Commercial Mortgage-Backed Securities	—	15,746,185	6,631,360	22,377,545
Corporate Bonds	—	51,067,708	—	51,067,708
Exchange-Traded Funds	982,962	—	—	982,962
Foreign Government Securities	—	4,526,068	—	4,526,068
Mortgage-Backed Securities	—	3,528,365	—	3,528,365
Short-Term Investments
Investment Companies	18,529,733	—	—	18,529,733

Total Investments in Securities	$19,512,695	$100,340,153	$16,963,526	$136,816,374

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$46,873	$—	$46,873
Futures Contracts	49,167	—	—	49,167
Swaps	—	244,164	—	244,164
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(27,331)	—	(27,331)
Futures Contracts	(169,661)	—	—	(169,661)
Swaps	—	(6,992)	—	(6,992)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(120,494)	$256,714	$—	$136,220

International Bond Opportunities ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$3,752,644	$1,043,618	$4,796,262
Collateralized Mortgage Obligations	—	2,538,338	—	2,538,338
Commercial Mortgage-Backed Securities	—	3,260,078	2,815,947	6,076,025
Common Stocks	226,725	—	—	226,725
Corporate Bonds	—	179,021,793	—	179,021,793
Foreign Government Securities	—	110,963,114	—	110,963,114
Supranational	—	1,233,474	—	1,233,474
Warrants	—	—	184	184
Short-Term Investments
Investment Companies	9,903,539	—	—	9,903,539

Total Investments in Securities	$10,130,264	$300,769,441	$3,859,749	$314,759,454

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$1,041,441	$—	$1,041,441
Futures Contracts	427,918	—	—	427,918
Swaps	—	2,065,837	—	2,065,837
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(2,362,987)	—	(2,362,987)
Futures Contracts	(185,316)	—	—	(185,316)
Swaps	—	(411,591)	—	(411,591)

Total Net Appreciation/Depreciation in Other Financial Instruments	$242,602	$332,700	$—	$575,302

514	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

Municipal ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$93,369,194	$—	$93,369,194
Short-Term Investments
Total Investments in Securities	10,795,128	—	—	10,795,128

	$10,795,128	$93,369,194	$—	$104,164,322

Depreciation in Other Financial Instruments
Futures Contracts	$(20,539)	$—	$—	$(20,539)

Short Duration Core Plus ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$25,616,624	$7,077,155	$32,693,779
Collateralized Mortgage Obligations	—	4,840,561	649,255	5,489,816
Commercial Mortgage-Backed Securities	—	3,498,859	8,663,746	12,162,605
Corporate Bonds	—	74,218,559	—	74,218,559
Foreign Government Securities	—	2,096,665	—	2,096,665
Mortgage-Backed Securities	—	19,005,620	—	19,005,620
Municipal Bonds	—	138,575	—	138,575
U.S. Treasury Obligations	—	42,282,676	—	42,282,676
Short-Term Investments
Investment Companies	23,982,204	—	—	23,982,204
Investment of Cash Collateral from Securities Loaned	110,760	—	—	110,760
U.S. Treasury Obligations	—	567,975	—	567,975

Total Short-Term Investments	24,092,964	567,975	—	24,660,939

Total Investments in Securities	$24,092,964	$172,266,114	$16,390,156	$212,749,234

Appreciation in Other Financial Instruments
Futures Contracts	$59,418	$—	$—	$59,418
Depreciation in Other Financial Instruments
Futures Contracts	(153,058)	—	—	(153,058)
Swaps	—	(35,517)	—	(35,517)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(93,640)	$(35,517)	$—	$(129,157)

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	515

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2022 (continued)

U.S. Aggregate Bond ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$2,980,241	$—	$2,980,241
Commercial Mortgage-Backed Securities	—	18,641,851	1,314,042	19,955,893
Corporate Bonds	—	256,386,734	—	256,386,734
Foreign Government Securities	—	17,129,833	—	17,129,833
Mortgage-Backed Securities	—	283,321,081	—	283,321,081
Municipal Bonds	—	5,942,943	—	5,942,943
Supranational	—	14,311,494	—	14,311,494
U.S. Government Agency Securities	—	14,373,526	—	14,373,526
U.S. Treasury Obligations	—	404,148,930	—	404,148,930
Short-Term Investments
Investment Companies	17,328,257	—	—	17,328,257
Investment of Cash Collateral from Securities Loaned	7,174,411	—	—	7,174,411

Total Short-Term Investments	24,502,668	—	—	24,502,668

Total Investments in Securities	$24,502,668	$1,017,236,633	$1,314,042	$1,043,053,343

There were no significant transfers into or out of level 3 for the year ended February 28, 2022.

Ultra-Short Income ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$2,135,694,921	$2,001,154	$2,137,696,075
Commercial Mortgage-Backed Securities	—	349,110,283	8,840,307	357,950,590
Corporate Bonds	—	10,140,967,514	—	10,140,967,514
Foreign Government Securities	—	28,721,031	—	28,721,031
Short-Term Investments
Certificates of Deposit	—	504,917,101	—	504,917,101
Commercial Paper	—	2,161,639,179	—	2,161,639,179
Investment Companies	3,227,762,466	—	—	3,227,762,466
Investment of Cash Collateral from Securities Loaned	41,805,053	—	—	41,805,053
Repurchase Agreements	—	100,000,000	—	100,000,000

Total Short-Term Investments	3,269,567,519	2,766,556,280	—	6,036,123,799

Total Investments in Securities	$3,269,567,519	$15,421,050,029	$10,841,461	$18,701,459,009

Depreciation in Other Financial Instruments
Futures Contracts	$(3,700,590)	$—	$—	$(3,700,590)

Ultra-Short Municipal Income ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$2,852,230,545	$—	$2,852,230,545
Short-Term Investments
Investment Companies	288,389,747	—	—	288,389,747

Total Investments in Securities	$288,389,747	$2,852,230,545	$—	$3,140,620,292

516	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

USD Emerging Markets Sovereign Bond ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Corporate Bonds	$—	$9,214,596	$—	$9,214,596
Foreign Government Securities	—	59,122,472	17,600	59,140,072
Short-Term Investments
Investment Companies	177,868	—	—	177,868
Investment of Cash Collateral from Securities Loaned	786,418	—	—	786,418

Total Short-Term Investments	964,286	—	—	964,286

Total Investments in Securities	$964,286	$68,337,068	$17,600	$69,318,954

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

Core Plus Bond ETF	Balance as of February 28, 2021	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2022
Investments in Securities:
Asset-Backed Securities	$9,701,506	$—	$(634,849)	$(3,663)	$15,367,512	$(3,064,438)	$502,446	$(1,497,958)	$20,370,556
Collateralized Mortgage Obligations	2,224,016	—	(98,305)	(1,947)	1,580,357	(785,677)	—	—	2,918,444
Commercial Mortgage-Backed Securities	148,523	—	(114,551)	18,237	4,773,224	(18)	249,700	—	5,075,115
Common Stocks	—	—	162	—	9,018	—	—	—	9,180
Corporate Bonds	—	—	(277)	—	280	—	—	—	3
Preferred Stocks	4,467	24	1,404	—	—	(518)	—	—	5,377
Rights	—	—	—	—	1	—	—	—	1
Warrants	223	—	1,638	—	—	—	—	—	1,861

Total	$12,078,735	$24	$(844,778)	$12,627	$21,730,392	$(3,850,651)	$752,146	$(1,497,958)	$28,380,537

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at February 28, 2022, which were valued using significant unobservable inputs (level 3), amounted to $(841,011). This amount is included in Change in net unrealized appreciation/ depreciation of investments in non-affiliates on the Statements of Operations.

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the year ended February 28, 2022.

Income ETF	Balance as of October 28, 2021*	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2022
Investments in Securities:
Asset-Backed Securities	$—	$—	$(122,625)	$(45,342)	$8,997,492	$(14,362)	$—	$—	$8,815,163
Collateralized Mortgage Obligations	—	—	(20,835)	(1,069)	1,538,907	—	—	—	1,517,003
Commercial Mortgage-Backed Securities	—	(2)	(290,528)	316	6,921,574	—	—	—	6,631,360

Total	$—	$(2)	$(433,988)	$(46,095)	$17,457,973	$(14,362)	$—	$—	$16,963,526

*	Commencement of operations was October 28, 2021.
(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	517

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2022 (continued)

The changes in net unrealized appreciation (depreciation) attributable to securities owned at February 28, 2022, which were valued using significant unobservable inputs (level 3) amounted to $(433,988). This amount is included in Change in net unrealized appreciation/ depreciation of investments in non-affiliates on the Statements of Operations.

International Bond Opportunities ETF	Balance as of February 28, 2021	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2022
Investments in Securities:
Asset-Backed Securities	$1,699,878	$253	$(28,782)	$363	$—	$(628,094)	$—	$—	$1,043,618
Collateralized Mortgage Obligations	154,490	6	(4,496)	—	—	(150,000)	—	—	—
Commercial Mortgage-Backed Securities	2,040,140	(6,580)	(86,564)	1,766	1,157,574	(182,572)	66,449	(174,266)	2,815,947
Warrants	222	—	(38)	—	—	—	—	—	184

Total	$3,894,730	$(6,321)	$(119,880)	$2,129	$1,157,574	$(960,666)	$66,449	$(174,266)	$3,859,749

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at February 28, 2022, which were valued using significant unobservable inputs (level 3), amounted to $(108,621). This amount is included in Change in net unrealized appreciation/ depreciation of investments in non-affiliates on the Statements of Operations.

There were no significant transfers into or out of level 3 for the year ended February 28, 2022.

Short Duration Core Plus ETF	Balance as of March 1, 2021*	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2022
Investments in Securities:
Asset-Backed Securities	$—	$—	$(264,806)	$(3,258)	$7,825,877	$(480,658)	$—	$—	$7,077,155
Collateralized Mortgage Obligations	—	—	(15,744)	—	664,999	—	—	—	649,255
Commercial Mortgage-Backed Securities	—	19	(357,765)	(10,964)	9,214,322	(181,866)	—	—	8,663,746

Total	$—	$19	$(638,315)	$(14,222)	$17,705,198	$(662,524)	$—	$—	$16,390,156

*	Commencement of operations was March 1, 2021.
(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at February 28, 2022, which were valued using significant unobservable inputs (level 3), amounted to $(638,315). This amount is included in Change in net unrealized appreciation/ depreciation on investments in non-affiliates on the Statements of Operations.

The significant unobservable inputs used in the fair value measurement of the Funds’ investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

518	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

Core Plus Bond ETF Fund

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at February 28, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$20,370,556	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 35.00% (13.00%)
			Constant Default Rate	0.00% - 1.00% (0.02%)
			Yield (Discount Rate of Cash Flows)	2.49% - 6.31% (4.05%)

Asset-Backed Securities	20,370,556

	2,684,507	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (77.84%)
			Constant Default Rate	0.00% - 0.50% (0.11%)
			Yield (Discount Rate of Cash Flows)	1.96% - 6.05% (3.03%)

Collateralized Mortgage Obligations	2,684,507

	1,171,917	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (19.29%)
			Yield (Discount Rate of Cash Flows)	3.24% - 6.54% (4.89%)

Commercial Mortgage-Backed Securities	1,171,917

	184	Market Comparable Companies	EBITDA Multiple (b)	5.5x (5.5x)

Warrants	184

	1	Pending Distribution Amount	Expected Recovery	$0.01 ($0.01)

Rights	1

Total	$24,227,165

#

The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At February 28 2022, the value of these investments was $ 4,153,372. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.

Income ETF

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at February 28, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$5,602,757	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (15.93%)
			Yield (Discount Rate of Cash Flows)	3.65% - 5.87% (4.62%)

Asset-Backed Securities	5,602,757

	1,517,003	Discounted Cash Flow	Constant Prepayment Rate	10.00% (10.00%)
			Yield (Discount Rate of Cash Flows)	4.38% (4.38%)

Collateralized Mortgage Obligations	1,517,003

	6,631,360	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (0.31%)
			Yield (Discount Rate of Cash Flows)	3.24% - 6.60% (5.52%)

Commercial Mortgage-Backed Securities	6,631,360

Total	$13,751,120

#

The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At February 28 2022, the value of these investments was $ 3,212,406. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	519

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2022 (continued)

International Bond Opportunities ETF

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at February 28, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$1,043,618	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 35.00% (23.58%)
			Constant Default Rate	0.00% - 3.00% (0.57%)
			Yield (Discount Rate of Cash Flows)	2.13% - 5.35% (3.12%)

Asset-Backed Securities	1,043,618

	1,862,523	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (6.77%)
			Constant Default Rate	0.00% - 2.00% (0.14%)
			Yield (Discount Rate of Cash Flows)	2.90% - 60.05% (5.83%)

Commercial Mortgage-Backed Securities	1,862,523

	184	Market Comparable Companies	EBITDA Multiple (b)	5.5x (5.5x)

Warrants	184

Total	$2,906,325

#

The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At February 28, 2022, the value of these investments was $ 953,424. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.

Short Duration Core Plus ETF

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at February 28, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$6,261,572	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (17.75%)
			Yield (Discount Rate of Cash Flows)	1.57% - 4.68% (3.57%)

Asset-Backed Securities	6,261,572

	649,255	Discounted Cash Flow	Constant Prepayment Rate	10.00% - 25.00% (13.22%)
			Yield (Discount Rate of Cash Flows)	2.54% - 3.35% (2.71%)

Collateralized Mortgage Obligations	649,255

	7,715,021	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	2.71% - 6.34% (4.51%)

Commercial Mortgage-Backed Securities	7,715,021

Total	$14,625,848

#

The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At February 28, 2022, the value of these investments was $1,764,308. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.

As of February 28, 2022, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.

520	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

C. Repurchase Agreements — Ultra-Short Income ETF may enter into repurchase agreement transactions that meet the credit guidelines of JPMIM. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The Fund requires that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Fund to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. Repurchase agreement collateral may be held in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan.

The Fund’s repurchase agreements are not subject to master netting arrangements.

D. When-Issued Securities, Delayed Delivery Securities and Forward Commitments — BetaBuilders 1-5 Year U.S. Aggregate Bond ETF, Core Plus Bond ETF, International Bond Opportunities ETF, Municipal ETF, Short Duration Core Plus ETF, U.S. Aggregate Bond ETF, Ultra-Short Income ETF and Ultra-Short Municipal Income ETF purchased when-issued securities, including To Be Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.

International Bond Opportunities ETF may be required to post or receive collateral for delayed delivery securities in the form of cash or securities under a Master Securities Forward Transaction Agreement with the counterparties (each, an “MSFTA”). The collateral requirements are generally calculated by netting the mark-to-market amount for a Fund’s transactions under the MSFTA and comparing that amount to the value of the collateral pledged by a fund and the counterparty. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by a Fund is held in a segregated account at the Fund’s custodian bank and is included on the Statements of Assets and Liabilities as Restricted cash. Collateral received by the Funds is held in a separate segregated account maintained by JPMCB. These amounts are not reflected on the Funds’ Statements of Assets and Liabilities.

BetaBuilders 1-5 Year U.S. Aggregate Bond ETF, Core Plus Bond ETF, International Bond Opportunities ETF, Municipal ETF, Short Duration Core Plus ETF, U.S. Aggregate Bond ETF, Ultra-Short Income ETF and Ultra-Short Municipal Income ETF had when-issued securities, delayed delivery securities or forward commitments outstanding as of February 28, 2022, which are shown as a Receivable for Investment securities sold — delayed delivery securities and a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities held at February 28, 2022 are detailed on the SOIs.

E. Securities Lending — The Funds, except International Bond Opportunities ETF, are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.

The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.

Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.

The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.

The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	521

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2022 (continued)

The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of February 28, 2022.

	Investment Securities on Loan, at Value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
Short Duration Core Plus ETF	$105,786	$(105,786)	—
U.S. Aggregate Bond ETF	7,056,051	(7,056,051)	—
Ultra-Short Income ETF	39,862,079	(39,862,079)	—
USD Emerging Markets Sovereign Bond ETF	758,234	(758,234)	—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.

Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.

JPMIM voluntarily waived management fees charged to the Funds to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.12% to 0.06%. For the year ended February 28, 2022, JPMIM waived fees associated with the Funds’ investment in the JPMorgan U.S. Government Money Market Fund as follows:

BetaBuilders 1-5 Year U.S. Aggregate Bond ETF	$46
Short Duration Core Plus ETF	77
U.S. Aggregate Bond ETF	1,228
Ultra-Short Income ETF	3,958
USD Emerging Markets Sovereign Bond ETF	808

The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statements of Operations as Income from securities lending (net).

Core Plus Bond ETF, Corporate Bond Research Enhanced ETF, High Yield Research Enhanced ETF, Income ETF, Municipal ETF and Ultra-Short Municipal Income ETF did not lend out any securities during the year ended February 28, 2022.

F. Investment Transactions with Affiliates — The Funds invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.

BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

For the year ended February 28, 2022
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2022	Shares at February 28, 2022	Dividend Income		Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	$—	$6,933,560	$6,331,912	$—	$—	$601,648	601,648	$280		$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	104,878	2,126,379	2,231,257	—	—	—	—	18	*	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (a) (b)	514,056	3,134,157	3,648,213	—	—	—	—	15		—

Total	$618,934	$12,194,096	$12,211,382	$—	$—	$601,648		$313		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2022.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

522	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

Core Plus Bond ETF

For the year ended February 28, 2022
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2022	Shares at February 28, 2022	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	$—	$123,797,255	$88,095,965	$—	$—	$35,701,290	35,701,290	$3,846	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (a) (b)	32,839,275	27,582,992	60,422,267	—	—	—	—	1,071	—

Total	$32,839,275	$151,380,247	$148,518,232	$—	$—	$35,701,290		$4,917	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2022.

Corporate Bond Research Enhanced ETF

For the year ended February 28, 2022
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2022	Shares at February 28, 2022	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	$—	$4,639,473	$4,479,608	$—	$—	$159,865	159,865	$49	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (a) (b)	194,411	2,715,027	2,909,438	—	—	—	—	16	—

Total	$194,411	$7,354,500	$7,389,046	$—	$—	$159,865		$65	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2022.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	523

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2022 (continued)

High Yield Research Enhanced ETF

For the year ended February 28, 2022
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2022	Shares at February 28, 2022	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	$—	$230,147,499	$209,449,832	$—	$—	$20,697,667	20,697,667	$3,325	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (a) (b)	13,965,910	117,035,547	131,001,457	—	—	—	—	347	—

Total	$13,965,910	$347,183,046	$340,451,289	$—	$—	$20,697,667		$3,672	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2022.

Income ETF

For the period ended February 28, 2022
Security Description	Value at October 28, 2021 (a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2022	Shares at February 28, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (b) (c)	$—	$96,677,047	$78,143,330	$(3,418)	$(566)	$18,529,733	18,524,176	$2,320	$—

(a)	Commencement of operations was October 28, 2021.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of February 28, 2022.

International Bond Opportunities ETF

For the year ended February 28, 2022
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2022	Shares at February 28, 2022	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	$—	$116,910,634	$107,007,095	$—	$—	$9,903,539	9,903,539	$1,684	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (a) (b)	12,234,929	29,764,741	41,999,670	—	—	—	—	315	—

Total	$12,234,929	$146,675,375	$149,006,765	$—	$—	$9,903,539		$1,999	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2022.

524	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

Municipal ETF

For the year ended February 28, 2022
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2022	Shares at February 28, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.04% (a) (b)	$—	$59,644,178	$48,848,045	$(1,005)	$—	$10,795,128	10,791,890	$1,065	$34

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2022.

Short Duration Core Plus ETF

For the year ended February 28, 2022
Security Description	Value at March 1, 2021 (a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2022	Shares at February 28, 2022	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (b) (c)	$—	$157,817,740	$133,829,541	$(4,597)	$(1,398)	$23,982,204	23,975,012	$7,701		$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (b) (c)	—	775,911	665,151	—	—	110,760	110,760	33	*	—

Total	$—	$158,593,651	$134,494,692	$(4,597)	$(1,398)	$24,092,964		$7,734		$—

(a)	Commencement of operations was March 1, 2021.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of February 28, 2022.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	525

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2022 (continued)

U.S. Aggregate Bond ETF

For the year ended February 28, 2022
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2022	Shares at February 28, 2022	Dividend Income		Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.10% (a) (b)	$18,499,300	$59,000,000	$71,000,000	$(4,950	)*	$(899)	$6,493,451	6,496,049	$8,387	*	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	—	189,562,901	172,234,644	—		—	17,328,257	17,328,257	3,383		—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	866,055	63,105,162	63,290,257	—		—	680,960	680,960	473	*	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (a) (b)	5,811,837	115,870,903	121,682,740	—		—	—	—	288		—

Total	$25,177,192	$427,538,966	$428,207,641	$(4,950)		$(899)	$24,502,668		$12,531		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2022.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Ultra-Short Income ETF

For the year ended February 28, 2022
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2022	Shares at February 28, 2022	Dividend Income		Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.10% (a) (b)	$32,735,455	$306,000,000	$302,000,000	$(17,622	)*	$(5,545)	$36,712,288	36,726,979	$37,027	*	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	—	8,925,140,092	5,697,377,626	—		—	3,227,762,466	3,227,762,466	275,747		—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	5,643,500	146,498,117	147,048,852	—		—	5,092,765	5,092,765	1,613	*	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (a) (b)	763,604,992	2,315,202,492	3,078,807,484	—		—	—	—	21,308		—

Total	$801,983,947	$11,692,840,701	$9,225,233,962	$(17,622)		$(5,545)	$3,269,567,519		$335,695		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2022.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

526	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

Ultra-Short Municipal Income ETF

For the year ended February 28, 2022
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2022	Shares at February 28, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.04% (a) (b)	$139,089,852	$2,497,468,320	$2,348,136,453	$(43,671)	$11,699	$288,389,747	288,303,256	$48,289	$2,079

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2022.

USD Emerging Markets Sovereign Bond ETF

For the year ended February 28, 2022
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2022	Shares at February 28, 2022	Dividend Income		Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	$—	$4,949,462	$4,771,594	$—	$—	$177,868	177,868	$45		$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	1,878,630	17,265,301	18,357,513	—	—	786,418	786,418	307	*	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (a) (b)	776,784	6,686,244	7,463,028	—	—	—	—	21		—

Total	$2,655,414	$28,901,007	$30,592,135	$—	$—	$964,286		$373		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2022.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

G. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at year end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

H. Derivatives — Core Plus Bond ETF, Corporate Bond Research Enhanced ETF, Income ETF, International Bond Opportunities ETF, Municipal ETF, Short Duration Core Plus ETF and Ultra-Short Income ETF used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	527

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2022 (Unaudited) (continued)

risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Funds.

Notes H(1) — H(4) below describe the various derivatives used by the Funds.

(1). Options — Core Plus Bond ETF and Income ETF purchased and/or sold (“wrote”) put and call options on various instruments including futures, securities and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within their portfolios and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Funds for options purchased are included on the Statements of Assets and Liabilities as Options purchased. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in net unrealized appreciation/depreciation on options purchased on the Statements of Operations. If the option is allowed to expire, the Funds will lose the entire premium they paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

(2). Futures Contracts — Core Plus Bond ETF, Corporate Bond Research Enhanced ETF, Income ETF, International Bond Opportunities ETF, Municipal ETF, Short Duration Core Plus ETF and Ultra-Short Income ETF used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The use of futures contracts exposes the Funds to interest rate risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — Core Plus Bond ETF, Income ETF and International Bond Opportunities ETF are exposed to foreign currency risks associated with some or all of their portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Funds also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.

528	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Funds also record a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.

The Funds’ forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(4). Swaps — Core Plus Bond ETF, Income ETF, International Bond Opportunities ETF and Short Duration Core Plus ETF engaged in various swap transactions to manage credit and interest rate (e.g., duration, yield curve) risks within their respective portfolios. The Funds also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between a fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by a Fund are recorded as assets or liabilities, respectively, on the Statements of Assets and Liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as Change in net unrealized appreciation/depreciation on swaps on the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.

Credit Default Swaps

Core Plus Bond ETF, Income ETF, International Bond Opportunities ETF and Short Duration Core Plus ETF entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Funds, as protection sellers, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the Statements of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Interest Rate Swaps

International Bond Opportunities ETF entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate, while the other is typically based on a fixed interest rate.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	529

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2022 (continued)

(4). Summary of Derivatives Information — The following tables present the value of derivatives held as of February 28, 2022 by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities:

	Core Plus Bond ETF	Corporate Bond Research Enhanced ETF	Income ETF	International Bond Opportunities ETF	Municipal ETF	Short Duration Core Plus ETF	Ultra-Short Income ETF
Foreign Exchange Rate Risk Exposure:
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$46,775	$—	$46,873	$1,041,441	$—	$—	$—
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	(26,339)	—	(27,331)	(2,362,987)	—	—	—
Interest Rate Risk Exposure:
Unrealized Appreciation on Futures Contracts*	71,980	10,210	49,167	427,918	—	59,418	—
Swaps at Value (Assets)**	—	—	—	1,249,981	—	—	—
Unrealized Depreciation on Futures Contracts*	(6,320)	(10,320)	(169,661)	(185,316)	(20,539)	(153,058)	(3,700,590)
Swaps at Value (Liabilities)**	—	—	—	(395,055)	—	—	—
Credit Risk Exposure:
Swaps at Value (Assets)**	—	—	387,314	848,282	—	105,971	—
Swaps at Value (Liabilities)**	(169,553)	—	—	(257,221)	—	—	—

Net Fair Value of Derivative Contracts:
Unrealized Appreciation (Depreciation) on Futures Contracts*	65,660	(110)	(120,494)	242,602	(20,539)	(93,640)	(3,700,590)
Swaps at Value**	(169,553)	—	387,314	1,445,987	—	105,971	—
Unrealized Appreciation (Depreciation) on Forward Foreign Currency Exchange Contracts	20,436	—	19,542	(1,321,546)	—	—	—

*	Includes cumulative appreciation/(depreciation) on futures contracts, if any, as reported in the SOIs. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
**	Includes the fair value of centrally cleared swap contracts as reported in the SOIs. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

530	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

The following tables present the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of February 28, 2022:

International Bond Opportunities ETF
Counterparty	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Received		Net Amount Due from Counterparty (not less than zero)
Barclays Bank plc	$349,148	$(72,226)	$—		$276,922
BNP Paribas	593,770	(593,770)	—		—
Citibank, NA	49,136	(49,136)	—		—
Goldman Sachs International	684,562	(635,429)	—		49,133
HSBC Bank, NA	6,686	(6,686)	—		—
Merrill Lynch International	30,449	(30,449)	—		—
State Street Corp.	100,437	(9,243)	—		91,194

Total	$1,814,188	$(1,396,939)	$—		$417,249

Counterparty	Gross Amount of Derivative Liabilities Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Posted		Net Amount Due to Counterparty (not less than zero)
Barclays Bank plc	$72,226	$(72,226)	$—		$—
BNP Paribas	1,041,744	(593,770)	—		447,974
Citibank, NA	413,973	(49,136)	(364,837	)(b)	—
Goldman Sachs International	635,429	(635,429)	—		—
HSBC Bank, NA	113,364	(6,686)	—		106,678
Merrill Lynch International	56,317	(30,449)	—		25,868
Royal Bank of Canada	20,691	—	—		20,691
State Street Corp.	9,243	(9,243)	—		—

Total	$2,362,987	$(1,396,939)	$(364,837)		$601,211

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.
(b)	Collateral received or posted is limited to the net derivative asset or net derivative liability amounts.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	531

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2022 (continued)

The following tables present the effect of derivatives on the Statements of Operations for the year ended February 28, 2022, by primary underlying risk exposure:

	Core Plus Bond ETF	Corporate Bond Research Enhanced ETF	Income ETF	International Bond Opportunities ETF	Municipal ETF	Short Duration Core Plus ETF	Ultra-Short Income ETF
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Foreign Exchange Rate Risk Exposure:
Forward Foreign Currency Exchange Contracts	$(6,089)	$—	$—	$10,713,086	$—	$—	$—
Interest Rate Risk Exposure:
Futures Contracts	(664,497)	(44,927)	313,291	759,652	65,596	241,725	31,467,654
Swap Contracts	—	—	—	536,812	—	—	—
Purchased Options	(9,883)	—	(18,764)	—	—	—	—
Credit Risk Exposure:
Swap Contracts	26,450	—	54,170	342,081	—	40,308	—

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Foreign Exchange Rate Risk Exposure:
Forward Foreign Currency Exchange Contracts	41,385	—	19,542	(1,509,233)	—	—	—
Interest Rate Risk Exposure:
Futures Contracts	71,784	6,468	(120,494)	(42,679)	(20,539)	(93,640)	(3,932,685)
Swap Contracts	—	—	—	582,292	—	—	—
Credit Risk Exposure:
Swap Contracts	(37,057)	—	237,172	892,905	—	(35,517)	—

532	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

Derivatives Volume

The table below discloses the volume of the Funds’ futures contracts, forward foreign currency exchange contracts and swaps activity during the year ended February 28, 2022. Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity:

	Core Plus Bond ETF	Corporate Bond Research Enhanced ETF	Income ETF		International Bond Opportunities ETF	Municipal ETF	Short Duration Core Plus ETF		Ultra-Short Income ETF
Futures Contracts:
Average Notional Balance Long	$14,004,524	$3,054,938	$10,479,090	(a)	$2,593,315	$—	$10,121,835	(b)	$—
Average Notional Balance Short	5,008,182	2,897,160	15,253,895	(a)	47,375,148	1,526,571	13,507,200	(b)	573,045,394
Ending Notional Balance Long	25,536,664	2,252,040	11,816,078		4,828,216	—	27,963,203		—
Ending Notional Balance Short	797,398	1,431,157	27,293,211		37,918,567	2,121,563	27,213,641		1,729,631,660

Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	1,512,094	—	646,732	(a)	69,626,458	—	—		—
Average Settlement Value Sold	533,631	—	649,989	(a)	272,083,955	—	—		—
Ending Settlement Value Purchased	3,841,367	—	3,880,390		197,876,724	—	—		—
Ending Settlement Value Sold	3,861,801	—	3,899,932		401,401,582	—	—		—

Exchange-Traded Options:
Average Number of Contracts Purchased	6		25	(a)	—	—	—		—

Credit Default Swaps:
Average Notional Balance — Buy Protection	196,923	—	446,250	(a)	9,091,473	—	—		—
Average Notional Balance — Sell Protection	200,000	—	1,720,833	(a)	3,182,559	—	1,184,231	(b)	—
Ending Notional Balance — Buy Protection	2,560,000	—	535,500		18,506,250	—	—		—
Ending Notional Balance — Sell Protection	—	—	2,075,000		504,563	—	1,600,000		—

Interest Rate-Related Swaps:
Average Notional Balance — Pays Fixed rate	—	—	—		20,979,503	—	—		—
Average Notional Balance — Receives Fixed rate	—	—	—		10,737,562	—	—		—
Ending Notional Balance — Pays Fixed Rate	—	—	—		69,179,185	—	—		—
Ending Notional Balance — Receives Fixed Rate	—	—	—		19,125,500	—	—		—

(a)	For the period October 28, 2021 through February 28, 2022.
(b)	For the period March 1, 2021 through February 28, 2022.

The Funds may be required to post or receive collateral based on the net value of the Funds’ outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Funds is held in a segregated account at the Funds’ custodian bank. For certain counterparties cash collateral posted by the Funds is invested in an affiliated money market fund (See Note 3.E.), otherwise the cash collateral is included on the Statements of Assets and Liabilities as Restricted cash for OTC derivatives. Collateral received by the Funds is held in a separate segregated account maintained by JPMCB, an affiliate of the Funds.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	533

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2022 (continued)

International Bond Opportunities ETF’s derivative contracts collateral requirements and collateral posted or received by counterparty as of February 28, 2022 are as follows:

Fund		Counterparty	Value of swap contracts	Collateral amount
International Bond Opportunities ETF	Collateral Posted	Citibank, NA	$—	$460,000

The Funds’ derivatives contracts held at February 28, 2022 are not accounted for as hedging instruments under GAAP.

I. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, and distributions of net investment income and realized capital gains from the Underlying Funds, if any, are recorded on the ex-dividend date or when a Fund first learns of the dividend.

To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.

J. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of February 28, 2022, no liability for Federal income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund’s Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.

K. Foreign Taxes — The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. When a capital gains tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

L. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid at least monthly. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.

The following amounts were reclassified within the capital accounts:

	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
BetaBuilders 1-5 Year U.S. Aggregate Bond ETF	$82,160	$15,713	$(97,873)
Core Plus Bond ETF	—	21,958	(21,958)
Corporate Bond Research Enhanced ETF	—	4,880	(4,880)
High Yield Research Enhanced ETF	5,427,019	2,793,811	(8,220,830)
International Bond Opportunities ETF	—	11,298,256	(11,298,256)
Municipal ETF	—	(2,445)	2,445
Short Duration Core Plus ETF	—	13,197	(13,197)
U.S. Aggregate Bond ETF	987,419	104,505	(1,091,924)
Ultra-Short Income ETF	—	5,943,681	(5,943,681)
Ultra-Short Municipal Income ETF	—	5,321	(5,321)
USD Emerging Markets Sovereign Bond ETF	645,071	687	(645,758)

The reclassifications for the Funds relate primarily to callable bonds, foreign currency gains or losses, investments in swap contracts and redemptions in-kind.

534	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

3. Fees and Other Transactions with Affiliates

A. Management Fee — JPMIM manages the investments of each Fund pursuant to a Management Agreement. For such services, JPMIM is paid a fee which is accrued daily and paid no more frequently than monthly based on each Fund’s respective average daily net assets at the following rate:

BetaBuilders 1-5 Year U.S. Aggregate Bond ETF	0.05%
Core Plus Bond ETF	0.40
Corporate Bond Research Enhanced ETF	0.14
High Yield Research Enhanced ETF	0.24
Income ETF	0.40
International Bond Opportunities ETF	0.50
Municipal ETF	0.18	(1)
Short Duration Core Plus ETF	0.33
U.S. Aggregate Bond ETF	0.07
Ultra-Short Income ETF	0.18
Ultra-Short Municipal Income ETF	0.18
USD Emerging Markets Sovereign Bond ETF	0.39

(1)	Prior to March 31, 2021, the investment advisory fee was accrued daily and paid monthly at an annual rate of 0.24% of the Fund’s average daily net assets.

Under each Management Agreement, JPMIM is responsible for substantially all expenses of each Fund, (including expenses of the Trust relating to each Fund), except for the management fees, payments under the Funds’ 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of each Fund’s business. Additionally, each Fund is responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with each Fund’s securities lending program, if applicable. For the avoidance of doubt, the Adviser’s payment of such expenses may be accomplished through a Fund’s payment of such expenses and a corresponding reduction in the fee payable to the Adviser, provided, however, that if the amount of expenses paid by a Fund exceeds the fee payable to the Adviser, the Adviser will reimburse that Fund for such amount.

B. Administration Fee — JPMIM provides administration services to the Funds. Pursuant to each Management Agreement, JPMIM is compensated as described in Note 3.A.

JPMCB serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the management fees payable to JPMIM.

C. Custodian, Accounting and Transfer Agent Fees — JPMCB provides custody, accounting and transfer agency services to the Funds. For performing these services, JPMIM pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses.

Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of Fund shares. These fees are paid to JPMIM to offset certain custodian charges that are covered by each Management Agreement.

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

D. Distribution Services — The Distributor or its agent distributes Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of each Fund. JPMDS receives no fees for their distribution services under the distribution agreement with the Trust (the “Distribution Agreement”). Although the Trust does not pay any fees under the Distribution Agreement, JPMIM pays JPMDS for certain distribution related services.

E. Waivers and Reimbursements — The Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The fees for the affiliated money market funds are covered under each Management Agreement as described in Note 3.A.

F. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers receive no compensation from the Funds for serving in their respective roles.

The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. The fees associated with the office of the Chief Compliance Officer are paid for by JPMIM as described in Note 3.A.

During the year ended February 28, 2022, Core Plus Bond ETF, High Yield Research Enhanced ETF, Income ETF, International Bond Opportunities ETF, Municipal ETF, Short Duration Core Plus ETF, Ultra-Short Income ETF and Ultra-Short Municipal Income ETF purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	535

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2022 (continued)

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the year ended February 28, 2022, purchases and sales of investments (excluding short-term investments) were as follows:

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
BetaBuilders 1-5 Year U.S. Aggregate Bond ETF	$15,022,015	$17,948,114	$7,733,252	$6,509,285
Core Plus Bond ETF	236,102,556	137,316,583	29,039,483	5,566,365
Corporate Bond Research Enhanced ETF	18,759,553	18,528,189	493,516	917,397
High Yield Research Enhanced ETF	729,188,389	703,195,836	—	—
Income ETF	136,177,757	12,947,561	—	—
International Bond Opportunities ETF	247,484,199	143,499,247	—	—
Municipal ETF	63,929,544	40,344,399	—	—
Short Duration Core Plus ETF	273,174,864	121,459,769	125,790,236	82,695,980
U.S. Aggregate Bond ETF	823,435,233	767,396,153	76,404,507	42,045,753
Ultra-Short Income ETF	9,237,593,335	9,050,288,705	542,811,777	683,247,328
Ultra-Short Municipal Income ETF	2,137,339,352	742,345,389	—	—
USD Emerging Markets Sovereign Bond ETF	33,611,017	28,407,636	—	—

For the year ended February 28, 2022, in-kind transactions associated with creations and redemptions were as follows:

	In-Kind Creations	In-Kind Redemptions
BetaBuilders 1-5 Year U.S. Aggregate Bond ETF	$16,136,645	$36,799,819
High Yield Research Enhanced ETF	130,182,484	208,131,894
U.S. Aggregate Bond ETF	477,738,589	310,518,261
USD Emerging Markets Sovereign Bond ETF	33,631,501	42,683,688

During the year ended February 28, 2022, the Funds delivered portfolio securities for the redemption of Fund Shares (in-kind redemptions). Cash and portfolio securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each in-kind redemption transaction.

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at February 28, 2022 were as follows:

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BetaBuilders 1-5 Year U.S. Aggregate Bond ETF	$35,924,873	$84,336	$755,979	$(671,643)
Core Plus Bond ETF	286,839,228	929,106	8,428,683	(7,499,577)
Corporate Bond Research Enhanced ETF	52,988,107	432,317	2,347,288	(1,914,971)
High Yield Research Enhanced ETF	1,485,208,472	2,045,296	65,005,012	(62,959,716)
Income ETF	140,825,157	512,131	4,234,552	(3,722,421)
International Bond Opportunities ETF	329,929,753	6,705,370	21,508,626	(14,803,256)
Municipal ETF	104,761,627	1,219,098	1,836,942	(617,844)
Short Duration Core Plus ETF	218,025,068	109,603	5,373,106	(5,263,503)
U.S. Aggregate Bond ETF	1,081,725,250	871,882	39,543,789	(38,671,907)
Ultra-Short Income ETF	18,790,469,315	4,950,766	97,661,662	(92,710,896)
Ultra-Short Municipal Income ETF	3,151,761,690	434,023	11,575,421	(11,141,398)
USD Emerging Markets Sovereign Bond ETF	77,233,521	337,570	8,252,137	(7,914,567)

The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to investments in debt instruments, wash sale loss deferrals, investments in futures contracts, foreign currency gains or losses, callable bond adjustments, investments in forward foreign currency contracts and investments in swaps.

536	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

The tax character of distributions paid during the year ended February 28, 2022 was as follows:

	Ordinary Income*	Net Long-Term Capital Gains	Tax Exempt Income	Total Distributions Paid
BetaBuilders 1-5 Year U.S. Aggregate Bond ETF	$592,452	$192,019	$—	$784,471
Core Plus Bond ETF	3,826,089	295,433	—	4,121,522
Corporate Bond Research Enhanced ETF	1,395,362	493,458	—	1,888,820
High Yield Research Enhanced ETF	67,588,263	—	—	67,588,263
Income ETF	984,569	—	—	984,569
International Bond Opportunities ETF	7,636,751	—	—	7,636,751
Municipal ETF	172,844	217,354	1,363,517	1,753,715
Short Duration Core Plus ETF	1,471,354	17,709	—	1,489,063
U.S. Aggregate Bond ETF	13,892,333	1,327,003	—	15,219,336
Ultra-Short Income ETF	124,373,607	299,095	—	124,672,702
Ultra-Short Municipal Income ETF	7,072	—	5,044,080	5,051,152
USD Emerging Markets Sovereign Bond ETF	3,273,450	—	—	3,273,450

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

The tax character of distributions paid during the year ended February 28, 2021 was as follows:

	Ordinary Income*	Net Long-Term Capital Gains	Tax Exempt Income	Total Distributions Paid
BetaBuilders 1-5 Year U.S. Aggregate Bond ETF	$743,237	$133,341	$—	$876,578
Core Plus Bond ETF	2,842,311	276,529	—	3,118,840
Corporate Bond Research Enhanced ETF	1,373,612	462,526	—	1,836,138
High Yield Research Enhanced ETF	10,520,966	312,250	—	10,833,216
International Bond Opportunities ETF	4,888,166	—	—	4,888,166
Municipal ETF	102,361	70,457	976,801	1,149,619
U.S. Aggregate Bond ETF	11,822,079	1,255,716	—	13,077,795
Ultra-Short Income ETF	148,089,858	—	—	148,089,858
Ultra-Short Municipal Income ETF	11,550	—	3,464,901	3,476,451
USD Emerging Markets Sovereign Bond ETF	3,496,716	—	—	3,496,716

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

As of February 28, 2022, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:

	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Tax Exempt Income	Unrealized Appreciation (Depreciation)
BetaBuilders 1-5 Year U.S. Aggregate Bond ETF	$33,372	$—	$—	$(671,643)
Core Plus Bond ETF	512,451	(350,128)	—	(7,567,166)
Corporate Bond Research Enhanced ETF	119,188	—	—	(1,914,971)
High Yield Research Enhanced ETF	5,459,403	(426,152)	—	(62,959,716)
Income ETF	339,370	46,079	—	(3,722,421)
International Bond Opportunities ETF	1,894,987	(3,622,724)	—	(15,005,354)
Municipal ETF	—	—	143,432	(617,844)
Short Duration Core Plus ETF	292,222	—	—	(5,263,503)
U.S. Aggregate Bond ETF	1,285,589	(610,721)	—	(38,671,907)
Ultra-Short Income ETF	8,859,423	13,337,117	—	(92,710,896)
Ultra-Short Municipal Income ETF	—	(135,915)	877,455	(11,141,398)
USD Emerging Markets Sovereign Bond ETF	284,880	(3,944,148)*	—	(7,914,567)

*	Amount includes capital loss carryforwards which are limited in future years under Internal Revenue Code sections 381-384.

The cumulative timing differences primarily consist of wash sale loss deferrals, investments in futures contracts, investments in forward foreign currency contracts, foreign currency gains and losses, callable bond adjustments, post-October capital loss deferrals, straddle loss deferrals, investments in debt instruments and investments in swaps.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	537

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2022 (continued)

As of February 28, 2022, the following Funds had net capital loss carryforwards which are available to offset future realized gains as follows:

	Capital Loss Carryforward Character
	Short-Term	Long-Term
Core Plus Bond ETF	$350,128	$—
High Yield Research Enhanced ETF	426,152	—
International Bond Opportunities ETF	1,249,981	2,372,743
U.S. Aggregate Bond ETF	610,721	—
Ultra-Short Municipal Income ETF	121,390	14,525
USD Emerging Markets Sovereign Bond ETF	1,970,006	1,974,142	*

*	Amount includes capital loss carryforwards which are limited in future years under Internal Revenue Code sections 381-384.

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended February 28, 2022, the Fund deferred to March 1, 2022 the following net capital losses (gains) of:

	Net Capital Losses (Gains)
	Short-Term	Long-Term
BetaBuilders 1-5 Year U.S. Aggregate Bond ETF	$27,498	$(16,117)
Core Plus Bond ETF	629,807	456,732
Corporate Bond Research Enhanced ETF	(633)	1,157
High Yield Research Enhanced ETF	3,497,276	1,725,761
Municipal ETF	300,855	23,404
Short Duration Core Plus ETF	571,777	(54,823)
U.S. Aggregate Bond ETF	2,401,411	379,510
Ultra-Short Income ETF	527,978	—
Ultra-Short Municipal Income ETF	(228,965)	367,453
USD Emerging Markets Sovereign Bond ETF	11,922	120,934

During the year ended February 28, 2022, the following Funds utilized capital loss carryforwards as follows:

	Capital Loss Utilized
	Short-Term	Long-Term
High Yield Research Enhanced ETF	$2,046,668	$421,874
USD Emerging Markets Sovereign Bond ETF	49,092	172,863

6. Capital Share Transactions

The Trust issues and redeems shares of the Funds only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Statements of Changes in Net Assets.

Shares of the Funds may only be purchased or redeemed by Authorized Participants. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds’ shares outstanding and act as executing or clearing broker for investment transactions on behalf of the Funds. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a DTC Participant; which, in either case, must have executed an agreement with the Distributor.

Creation Units of a Fund may be created in advance of receipt by the Trust of all or a portion of the applicable basket of fixed income securities and other instruments (“Deposit Instruments”) and cash as described in the Funds’ registration statement. In these instances, the initial Deposit Instruments and cash must be deposited in an amount equal to the sum of the cash amount, plus at least 105%, for the Funds, of the market value of undelivered Deposit Instruments. A transaction fee may be imposed to offset transfer and other transaction costs associated with the purchase or redemption of Creation Units.

Authorized Participants transacting in Creation Units for cash may also pay a variable fee to compensate the relevant fund for market impact expenses relating to investing in portfolio securities. Such variable fees, if any, are included in “Proceeds from shares issued” in the Statements of Changes in Net Assets.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

538	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

As of February 28, 2022, JPMorgan SmartRetirement Funds and JPMorgan SmartRetirement Blend Funds, which are affiliated funds of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Funds as follows:

	JPMorgan SmartRetirement Funds	JPMorgan SmartRetirement Blend Funds
High Yield Research Enhanced ETF	47.4%	26.6%
U.S. Aggregate Bond ETF	—	40.6

Significant shareholder transactions by these shareholders may impact the Funds’ performance and liquidity.

As of February 28, 2022, the Adviser owns shares representing more than 10% of net assets of the following Funds:

% of Ownership
Corporate Bond Research Enhanced ETF	49%
Income ETF	66
Municipal ETF	11
Short Duration Core Plus ETF	13

Significant shareholder transactions by the Adviser may impact the Funds’ performance.

The Funds are subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

International Bond Opportunities ETF and USD Emerging Markets Sovereign Bond ETF’s investments in sovereign and corporate debt obligations within emerging market countries may be subject to potentially higher risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic instability in these markets may have disruptive effects on the market prices of the Funds’ investments and the income they generate, as well as the Funds’ ability to repatriate such amounts.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Funds invest in floating rate loans and other floating rate debt securities. Although these investments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate investments may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. During periods when interest rates are low or there are negative interest rates, the Funds’ yield (and total return) also may be low or the Funds may be unable to maintain positive returns. The ability of the issuers of debt to meet their obligations may be affected by economic and political developments in a specific industry or region. The value of a Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality.

Core Plus Bond ETF, High Yield Research Enhanced ETF, Income ETF, International Bond Opportunities ETF, Short Duration Core Plus ETF and USD Emerging Markets Sovereign Bond ETF invest in high yield securities that are not rated or rated below investment grade (commonly known as “junk bonds”). These securities are considered to be high risk investments. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. The market price of these securities can change suddenly and unexpectedly. As a result, the Funds are intended for investors who are able and willing to assume a high degree of risk.

International Bond Opportunities ETF and USD Emerging Markets Sovereign Bond ETF may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of foreign countries or regions, which may vary throughout the period. Such concentrations may subject each of these Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	539

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2022 (continued)

The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds.

Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the Shares (including through a trading halt), as well as other factors, may result in Shares trading significantly above (at a premium) or below (at a discount) to the NAV or to the intraday value of the Funds’ holdings. During such periods, investors may incur significant losses if shares are sold.

BetaBuilders 1-5 Year U.S. Aggregate Bond ETF and USD Emerging Markets Sovereign Bond ETF may not track the return of their underlying index for a number of reasons and therefore may not achieve their investment objective. For example, the Funds incur a number of operating expenses not applicable to their underlying index, and incur costs in buying and selling securities, especially when rebalancing the Funds’ securities holdings to reflect changes in the composition of the underlying index. In addition, each Fund’s return may differ from the return of its underlying index as a result of, among other things, pricing differences and the inability to purchase certain securities included in the underlying index due to regulatory or other restrictions. To the extent of the previously outlined items, each Fund’s return may differ from the return of the underlying index.

London Interbank Offered Rate (“LIBOR”) is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. On March 5, 2021, the U.K. Financial Conduct Authority (“FCA”) publicly announced that (i) immediately after December 31, 2021, publication of the 1-week and 2-month U.S. Dollar LIBOR settings will permanently cease; (ii) immediately after June 30, 2023, publication of the overnight and 12-month U.S. Dollar LIBOR settings will permanently cease; and (iii) immediately after June 30, 2023, the 1-month, 3-month and 6-month U.S. Dollar LIBOR settings will cease to be provided or, subject to the FCA’s consideration of the case, be provided on a synthetic basis and no longer be representative of the underlying market and economic reality they are intended to measure and that representativeness will not be restored. There is no assurance that the dates announced by the FCA will not change or that the administrator of LIBOR and/or regulators will not take further action that could impact the availability, composition or characteristics of LIBOR or the currencies and/or tenors for which LIBOR is published. In addition, certain regulated entities ceased entering into most new LIBOR contracts in connection with regulatory guidance or prohibitions. Public and private sector industry initiatives are currently underway to implement new or alternative reference rates to be used in place of LIBOR. There is no assurance that any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance, unavailability or replacement, all of which may affect the value, volatility, liquidity or return on certain of a Fund’s loans, notes, derivatives and other instruments or investments comprising some or all of a Fund’s investments and result in costs incurred in connection with changing reference rates used for positions, closing out positions and entering into new trades. Certain of a Fund’s investments may transition from LIBOR prior to the dates announced by the FCA. The transition from LIBOR to alternative reference rates may result in operational issues for a Fund or its investments. No assurances can be given as the impact of the LIBOR transition (and the timing of any such impact) on a Fund and its investments.

The Funds, excluding Municipal ETF and Ultra-Short Municipal Income ETF, invest in foreign issuers and foreign securities (including depositary receipts) that are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, liquidity risks and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” a Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely.

Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

The Funds are subject to infectious disease epidemics/pandemics risk. The worldwide outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world. The effects of this COVID-19 pandemic to public health, and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of a Fund’s investments, increase a Fund’s volatility, negatively impact a Fund’s arbitrage and pricing mechanisms, exacerbate other pre-existing political, social and economic risks to the Funds and negatively impact broad segments of businesses and populations. The Funds’ operations may be interrupted as a result, which may have a significant negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could also have a significant negative impact on a Fund’s investment performance. The full impact of this COVID-19 pandemic, or other future epidemics/pandemics, is currently unknown.

8. Subsequent Events

Subsequent to February 28, 2022, High Yield Research Enhanced ETF had net redemptions of $664,133,181 primarily from affiliated funds of funds, which represented 46% of the Fund’s net assets as of February 28, 2022.

540	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of J.P. Morgan Exchange-Traded Fund Trust and Shareholders of each of the twelve funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of each of the funds listed in the table below (twelve of the funds constituting J.P. Morgan Exchange-Traded Fund Trust, hereafter collectively referred to as the “Funds”) as of February 28, 2022, the related statements of operations, of cash flows (for JPMorgan Core Plus Bond ETF) and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2022, the results of each of their operations, of the cash flows (for JPMorgan Core Plus Bond ETF) and the changes in each of their net assets for each of the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF (1)	JPMorgan Core Plus Bond ETF (2)
JPMorgan Corporate Bond Research Enhanced ETF (1)	JPMorgan High Yield Research Enhanced ETF (1)
JPMorgan International Bond Opportunities ETF (1)	JPMorgan Income ETF (3)
JPMorgan Municipal ETF (1)	JPMorgan Short Duration Core Plus ETF (4)
JPMorgan U.S. Aggregate Bond ETF (1)	JPMorgan Ultra-Short Income ETF (1)
JPMorgan Ultra- Short Municipal Income ETF (1)	JPMorgan USD Emerging Markets Sovereign Bond ETF (1)

(1)	Statement of operations for the year ended February 28, 2022 and statement of changes in net assets for the years ended February 28, 2022 and February 28, 2021
(2)	Statement of operations and statement of cash flows for the year ended February 28, 2022 and statement of changes in net assets for the years ended February 28, 2022 and February 28, 2021
(3)	Statement of operations and statement of changes in net assets for the period October 28, 2021 (commencement of operations) through February 28, 2022
(4)	Statement of operations and statement of changes in net assets for the period March 1, 2021 (commencement of operations) through February 28, 2022

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
New York, New York

April 27, 2022

We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	541

TRUSTEES

(Unaudited)

The Funds’ Statements of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request by calling 1-844-457-6383 or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth; Positions With the Funds since) (1)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (2)	Other Directorships Held During the Past 5 Years
Independent Trustees

John F. Finn (1947); Chair since 2022; Trustee Since 1998.	Chairman, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (serving in various roles 1974-present).	172	Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present); Trustee, Columbus Association for the Performing Arts (1988-present).

Stephen P. Fisher (1959); Trustee since 2018.	Retired; Chairman and Chief Executive Officer, NYLIFE Distributors LLC (registered broker-dealer) (serving in various roles 2008-2013); Chairman, NYLIM Service Company LLC (transfer agent) (2008-2017); New York Life Investment Management LLC (registered investment adviser) (serving in various roles 2005-2017); Chairman, IndexIQ Advisors LLC (registered investment adviser for ETFs) (2014-2017); President, MainStay VP Funds Trust (2007-2017), MainStay DefinedTerm Municipal Opportunities Fund (2011-2017) and MainStay Funds Trust (2007-2017) (registered investment companies).	172	Honors Program Advisory Board Member, The Zicklin School of Business, Baruch College, The City University of New York (2017-present).

Gary L. French (1951); Trustee since 2014.	Real Estate Investor (2011–2020); Investment management industry Consultant and Expert Witness (2011-present); Senior Consultant for The Regulatory Fundamentals Group LLC (2011–2017).	172	Independent Trustee, The China Fund, Inc. (2013-2019); Exchange Traded Concepts Trust II (2012-2014); Exchange Traded Concepts Trust I (2011-2014).

Kathleen M. Gallagher (1958); Trustee since 2018.	Retired; Chief Investment Officer — Benefit Plans, Ford Motor Company (serving in various roles 1985-2016).	172	Non-Executive Director, Legal & General Investment Management (Holdings) (2018-present); Non-Executive Director, Legal & General Investment Management America (U.S. Holdings) (financial services and insurance) (2017-present); Advisory Board Member, State Street Global Advisors Total Portfolio Solutions (2017-present); Member, Client Advisory Council, Financial Engines, LLC (registered investment adviser) (2011-2016); Director, Ford Pension Funds Investment Management Ltd. (2007-2016).

Robert J. Grassi (1957); Trustee since 2014.	Sole Proprietor, Academy Hills Advisors LLC (2012-present); Pension Director, Corning Incorporated (2002-2012).	172	None

Frankie D. Hughes (1952); Trustee since 2008.	President, Ashland Hughes Properties (property management) (2014–present); President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993–2014).	172	None

542	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

Name (Year of Birth; Positions With the Funds since) (1)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (2)	Other Directorships Held During the Past 5 Years
Independent Trustees (continued)

Raymond Kanner (1953); Trustee since 2017.	Retired; Managing Director and Chief Investment Officer, IBM Retirement Funds (2007-2016).	172	Advisory Board Member, Penso Advisors, LLC (2020-present); Advisory Board Member, Los Angeles Capital (2018-present); Advisory Board Member, State Street Global Advisors Total Portfolio Solutions (2017-present); Acting Executive Director, Committee on Investment of Employee Benefit Assets (CIEBA) (2016-2017); Advisory Board Member, Betterment for Business (robo advisor) (2016-2017); Advisory Board Member, BlueStar Indexes (index creator) (2013-2017); Director, Emerging Markets Growth Fund (registered investment company) (1997-2016); Member, Russell Index Client Advisory Board (2001-2015).

Thomas P. Lemke (1954); Trustee since 2014.	Retired; Executive Vice President and General Counsel, Legg Mason (2005-2013).	172	SEI family of funds — Independent Trustee of Advisors’ Inner Circle Fund III (20 portfolios) (from February 2014 to present); Independent Trustee of Winton Diversified Opportunities Fund (from December 2014 to 2018); Independent Trustee of Gallery Trust (from August 2015 to present); Independent Trustee of Schroder Series Trust (from February 2017 to present); Independent Trustee of Schroder Global Series Trust (from February 2017 to present); Independent Trustee of O’Connor EQUUS (May 2014-April 2016); Independent Trustee of Winton Series Trust (December 2014-March 2017); Independent Trustee of AXA Premier VIP Trust (2014-June 2017); Independent Director of The Victory Funds (or their predecessor funds) (35 portfolios) (2014-March 2015); Symmetry Panoramic Trust (16 portfolios) (2018-present).

Lawrence R. Maffia (1950); Trustee since 2014.	Retired; Director and President, ICI Mutual Insurance Company (2006-2013).	172	Director, ICI Mutual Insurance Company (1999-2013).

Mary E. Martinez (1960); Vice Chair since 2021; Trustee since 2013.	Associate, Special Properties, a Christie’s International Real Estate Affiliate (2010-present); Managing Director, Bank of America (asset management) (2007-2008); Chief Operating Officer, U.S. Trust Asset Management, U.S. Trust Company (asset management) (2003-2007); President, Excelsior Funds (registered investment companies) (2004-2005).	172	None

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	543

TRUSTEES

(Unaudited) (continued)

Name (Year of Birth; Positions With the Funds since) (1)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (2)	Other Directorships Held During the Past 5 Years
Independent Trustees (continued)

Marilyn McCoy (1948); Trustee since 1999.	Vice President of Administration and Planning, Northwestern University (1985-present).	172	None

Dr. Robert A. Oden, Jr. (1946); Trustee since 1997.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	172

Trustee, The Coldwater Conservation Fund; Trustee, American

Museum of Fly Fishing (2013–present); Trustee and Vice Chair, Trout Unlimited (2017-2021); Trustee, Dartmouth-Hitchcock Medical

Center (2011–2020).

Marian U. Pardo* (1946); Trustee since 2013.	Managing Director and Founder, Virtual Capital Management LLC (investment consulting) (2007-present); Managing Director, Credit Suisse Asset Management (portfolio manager) (2003-2006).	172	Board Chair and Member, Board of Governors, Columbus Citizens Foundation (not-for-profit supporting philanthropic and cultural programs) (2006-present).

Emily A. Youssouf (1951); Trustee since 2014.	Adjunct Professor (2011-present) and Clinical Professor (2009-2011), NYU Schack Institute of Real Estate; Board Member and Member of the Audit Committee (2013–present), Chair of Finance Committee (2019–present), Member of Related Parties Committee (2013–2018) and Member of the Enterprise Risk Committee (2015–2018), PennyMac Financial Services, Inc.; Board Member (2005–2018), Chair of Capital Committee (2006–2016), Chair of Audit Committee (2005–2018), Member of Finance Committee (2005–2018) and Chair of IT Committee (2016–2018), NYC Health and Hospitals Corporation.	172	Trustee, NYC School Construction Authority (2009-present); Board Member, NYS Job Development Authority (2008-present); Trustee and Chair of the Audit Committee of the Transit Center Foundation (2015-2019).
Interested Trustees

Robert F. Deutsch** (1957); Trustee since 2014.	Retired; Head of the Global ETF Business for JPMorgan Asset Management (2013-2017); Head of the Global Liquidity Business for JPMorgan Asset Management (2003-2013).	172	Board of Directors of the JUST Capital Foundation (2017–present).

Nina O. Shenker** (1957) Trustee since 2022.	Vice Chair (2017-Present), General Counsel and Managing Director (2008-2016), Associate General Counsel and Managing Director (2004-2008), J.P. Morgan Asset & Wealth Management.	172	Director and Member of Executive Committee and Legal and Human Resources Subcommittees, American Jewish Joint Distribution Committee (2018-present).

(1)

The year shown is the first year in which a Trustee became a member of any of the following: the Mutual Fund Board, the ETF Board, the heritage J.P. Morgan Funds or the heritage One Group Mutual Funds. Trustees serve an indefinite term, until resignation, retirement, removal or death. The Board’s current retirement policy sets retirement at the end of the calendar year in which the Trustee attains the age of 75, provided that any Board member who was a member of the Mutual Fund Board prior to January 1, 2022 and was born prior to January 1, 1950 shall retire from the Board at the end of the calendar year in which the Trustee attains the age of 78.

(2)

A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes nine registered investment companies (172 J.P. Morgan Funds).

*

In connection with prior employment with JPMorgan Chase, Ms. Pardo was the recipient of non- qualified pension plan payments from JPMorgan Chase in the amount of approximately $2,055 per month, which she irrevocably waived effective January 1, 2013, and deferred compensation payments from JPMorgan Chase in the amount of approximately $7,294 per year, which ended in January 2013. In addition, Ms. Pardo receives payments from a fully-funded qualified plan, which is not an obligation of JPMorgan Chase.

**	Designation as an “Interested Trustee” is based on prior employment by the Adviser or an affiliate of the Adviser or interests in a control person of the Adviser.

The contact address for each of the Trustees is 277 Park Avenue, New York, NY 10172.

544	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years

Brian S. Shlissel (1964), President and Principal Executive Officer (2021)*	Managing Director and Chief Administrative Officer for J.P. Morgan pooled vehicles, J.P. Morgan Investment Management Inc. since 2014.

Timothy J. Clemens (1975), Treasurer and Principal Financial Officer (2020), Assistant Treasurer (2019-2020)	Executive Director, J.P. Morgan Investment Management Inc. since February 2016. Mr. Clemens has been with J.P. Morgan Investment Management Inc. since 2013.

Gregory S. Samuels (1980), Secretary (2022)** (formerly Assistant Secretary 2014-2022)	Managing Director and Assistant General Counsel, JPMorgan Chase. Mr. Samuels has been with JPMorgan Chase since 2010.

Stephen M. Ungerman (1953), Chief Compliance Officer (2014)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Kiesha Astwood-Smith (1973), Assistant Secretary (2021)**	Vice President and Assistant General Counsel, JPMorgan Chase since June 2021; Senior Director and Counsel, Equitable Financial Life Insurance Company (formerly, AXA Equitable Life Insurance Company) from September 2015 through June 2021.

Matthew Beck (1988), Assistant Secretary (2021)***	Vice President and Assistant General Counsel, JPMorgan Chase since May 2021; Senior Legal Counsel, Ultimus Fund Solutions from May 2018 through May 2021; General Counsel, The Nottingham Company from April 2014 through May 2018.

Elizabeth A. Davin (1964), Assistant Secretary (2022)*** (formerly Secretary 2018-2022)	Executive Director and Assistant General Counsel, JPMorgan Chase. Ms. Davin has been with JPMorgan Chase (formerly Bank One Corporation) since 2004.

Jessica K. Ditullio (1962), Assistant Secretary (2014)***	Executive Director and Assistant General Counsel, JPMorgan Chase. Ms. Ditullio has been with JPMorgan Chase (formerly Bank One Corporation) since 1990.

Anthony Geron (1971), Assistant Secretary (2019)**	Vice President and Assistant General Counsel, JPMorgan Chase since September 2018; Lead Director and Counsel, AXA Equitable Life Insurance Company from 2015 to 2018 and Senior Director and Counsel, AXA Equitable Life Insurance Company from 2014 to 2015.

Carmine Lekstutis (1980), Assistant Secretary (2014)**	Executive Director and Assistant General Counsel, JPMorgan Chase. Mr. Lekstutis has been with JPMorgan Chase since 2011.

Max Vogel (1990), Assistant Secretary (2021)**	Vice President and Assistant General Counsel, JPMorgan Chase since June 2021; Associate, Proskauer Rose LLP (law firm) from March 2017 through June 2021; Associate, Stroock & Stroock & Lavan LLP (law firm) from October 2015 through March 2017.

Zachary E. Vonnegut-Gabovitch (1986), Assistant Secretary (2017)**	Vice President and Assistant General Counsel, JPMorgan Chase since September 2016.

Frederick J. Cavaliere (1978), Assistant Treasurer (2015)*	Executive Director, J.P. Morgan Investment Management Inc. Mr. Cavaliere has been with JPMorgan since May 2006.

Michael M. D’Ambrosio (1969), Assistant Treasurer (2014)	Managing Director, J.P. Morgan Investment Management Inc. Mr. D’Ambrosio has been with J.P. Morgan Investment Management Inc. since 2012.

Shannon Gaines (1977), Assistant Treasurer (2019)***	Vice President, J.P. Morgan Investment Management Inc. since January 2014.

Nektarios E. Manolakakis (1972), Assistant Treasurer (2020)	Executive Director, J.P. Morgan Investment Management Inc. Mr. Manolakakis has been with J.P. Morgan Investment Management Inc. since 2014; Vice President, J.P. Morgan Corporate & Investment Bank 2010-2014.

Todd McEwen (1981), Assistant Treasurer (2020)***	Vice President, J.P. Morgan Investment Management Inc. Mr. McEwen has been with J.P. Morgan Investment Management Inc. since 2010.

Paul Shield (1960), Vice President and Assistant Treasurer (2016)	Managing Director and head of Business Management for JPMorgan Asset Management’s Exchange Traded Fund platform since 2013.

The contact address for each of the officers, unless otherwise noted, is 277 Park Avenue, New York, NY 10172.

*	The contact address for the officer is 575 Washington Boulevard, Jersey City, NJ 07310.

**	The contact address for the officer is 4 New York Plaza, New York, NY 10004.

***	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43240.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	545

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on your purchase and sales of Fund Shares and (2) ongoing costs, primarily management fees. The examples assume that you had a $1,000 investment at the beginning of the reporting period, September 1, 2021 and continued to hold your shares at the end of the reporting period, February 28, 2022.

Actual Expenses

For the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The examples also assume all dividends and distributions have been reinvested. The examples do not take into account brokerage commissions that you pay when purchasing or selling shares of a Fund.

	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Annualized Expense Ratio	Expenses Paid During the Period
JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
Actual*	$1,000.00	$974.00	0.06%	$0.29
Hypothetical*	1,000.00	1,024.50	0.06	0.30
JPMorgan Core Plus Bond ETF
Actual*	1,000.00	963.50	0.40	1.95
Hypothetical*	1,000.00	1,022.81	0.40	2.01
JPMorgan Corporate Bond Research Enhanced ETF
Actual*	1,000.00	938.30	0.14	0.67
Hypothetical*	1,000.00	1,024.10	0.14	0.70
JPMorgan High Yield Research Enhanced ETF
Actual*	1,000.00	969.40	0.24	1.17
Hypothetical*	1,000.00	1,023.60	0.24	1.20
JPMorgan Income ETF
Actual**	1,000.00	986.60	0.39	1.31
Hypothetical*	1,000.00	1,022.86	0.39	1.96
JPMorgan International Bond Opportunities ETF
Actual*	1,000.00	964.40	0.50	2.44
Hypothetical*	1,000.00	1,022.32	0.50	2.51
JPMorgan Municipal ETF
Actual*	1,000.00	966.60	0.18	0.88
Hypothetical*	1,000.00	1,023.90	0.18	0.90
JPMorgan Short Duration Core Plus ETF
Actual*	1,000.00	974.10	0.32	1.57
Hypothetical*	1,000.00	1,023.21	0.32	1.61
JPMorgan U.S. Aggregate Bond ETF
Actual*	1,000.00	958.20	0.07	0.34
Hypothetical*	1,000.00	1,024.45	0.07	0.35
JPMorgan Ultra-Short Income ETF
Actual*	1,000.00	996.50	0.18	0.89
Hypothetical*	1,000.00	1,023.90	0.18	0.90
JPMorgan Ultra-Short Municipal Income ETF
Actual*	1,000.00	995.40	0.17	0.84
Hypothetical*	1,000.00	1,023.95	0.17	0.85
JPMorgan USD Emerging Markets Sovereign Bond ETF
Actual*	1,000.00	885.60	0.39	1.82
Hypothetical*	1,000.00	1,022.86	0.39	1.96

*	Expenses are equal to each Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
**

Expenses are equal to each Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 123/365 (to reflect the actual period). Commencement of operations was October 28, 2021.

546	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

BOARD APPROVAL OF INITIAL MANAGEMENT AGREEMENT

(Unaudited)

JPMorgan Income ETF

On June 8-9, 2021, the Board of Trustees (the “Board” or the “Trustees”) of JPMorgan Exchange-Traded Fund Trust (the “Trust”) held meetings and approved the initial management agreement (the “Management Agreement”) for the JPMorgan Income ETF (the “Fund”). The meetings were held by videoconference in reliance upon the Division of Investment Management Staff Statement on Fund Board Meetings and Unforeseen or Emergency Circumstances Related to Coronavirus Disease 2019. The Management Agreement was approved by a majority of the Trustees who are not “Interested Persons” (as defined in the Investment Company Act of 1940) of any party to that Management Agreement or any of their affiliates. In connection with the approval of the Management Agreement, the Trustees reviewed written materials prepared by the Adviser and received oral presentations from Adviser personnel. Before voting on the proposed Management Agreement, the Trustees reviewed the Management Agreement with representatives of the Adviser and with counsel to the Trust and independent legal counsel to the Trustees and received a memorandum from independent legal counsel discussing the legal standards for their consideration of the proposed Management Agreement. They also considered information they received from the Adviser over the course of the year in connection with their oversight of other funds managed by the Adviser. The Trustees also discussed the proposed Management Agreement with independent legal counsel in executive session at which no representatives of the Adviser were present.

A summary of the material factors evaluated by the Trustees in determining whether to approve the Management Agreement is provided below. The Trustees considered information provided with respect to the Fund and the approval of the Management Agreement. Each Trustee attributed his or her own evaluation of the significance of the various factors, and no factor alone was considered determinative. The Trustees determined that the proposed compensation to be received by the Adviser from the Fund under its Management Agreement was fair and reasonable and that initial approval of the Management Agreement was in the best interests of the Fund and its potential shareholders.

Summarized below are the material factors considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Adviser

In connection with the approval of the Fund’s initial Management Agreement, the Trustees considered the materials furnished specifically in connection with the approval of the Management Agreement, as well as other relevant information furnished for the Trustees, regarding the nature, extent, and quality of services provided by the adviser. Among other things, the Trustees considered:

(i)	The background and experience of the Adviser’s senior management and investment personnel;
(ii)	The qualifications, backgrounds and responsibilities of the portfolio management team to be primarily responsible for the day-to-day management of the Fund;
(iii)	The investment strategy for the Fund, and the infrastructure supporting the portfolio management team;
(iv)	Information about the structure and distribution strategy of the Fund and how it fits within the Trust’s other fund offerings;
(v)	The administration services to be provided by the Adviser under the Management Agreement;
(vi)	Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Trust and in the financial industry generally;
(vii)	The overall reputation and capabilities of the Adviser and its affiliates;
(viii)	The commitment of the Adviser to provide high quality service to the Fund;
(ix)	Their overall confidence in the Adviser’s integrity;
(x)	The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them; and
(xi)

The Adviser’s business continuity plan, steps the Adviser and its affiliates would be taking to provide services to the Fund during the COVID-19 pandemic and the Adviser’s and its affiliates’ success in continuing to provide services to the other J.P. Morgan ETFs and their shareholders throughout this period.

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of services to be provided to the Fund by the Adviser.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fall-out” or ancillary benefits expected to be received by the Adviser and its affiliates as a result of their relationship with the Fund. Additionally, the Trustees considered that any fall-out or ancillary benefits would be comparable to those related to the other funds in the complex.

The Trustees also considered the benefits the Adviser is expected to receive as the result of JPMorgan Chase Bank, N.A.’s (“JPMCB”), an affiliate of the Adviser, roles as custodian, fund accountant and transfer agent for the Fund, including the profitability of those arrangements to JPMCB.

Economies of Scale

The Trustees considered the extent to which the Fund will benefit from economies of scale. The Trustees noted that the proposed unitary management fee schedule for the Fund does

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	547

BOARD APPROVAL OF INITIAL MANAGEMENT AGREEMENT

(Unaudited) (continued)

not contain breakpoints. The Trustees considered that shareholders would benefit because expenses would be limited even when the Fund is new and not achieving economies of scale. The Trustees considered the fact that increases in assets would not lead to fee decreases even if economies of scale are achieved, but also that the Trustees would have the opportunity to further review the appropriateness of the fee payable to the Adviser under its Management Agreement in the future. After considering the factors identified above, the Trustees concluded that the Fund’s shareholders will receive the benefits of potential economies of scale.

Fees Relative to Adviser’s Other Clients

The Trustees requested, received and considered information about the nature and extent of investment advisory services and fee rates offered to other investment companies and/or institutional accounts advised by the Adviser in the same asset class as the Fund. The Trustees noted the Adviser’s view that it does not manage other accounts with a substantially similar investment strategy as that of the Fund. The Trustees concluded that the fees to be charged to the Fund in comparison to those charged to such other clients were reasonable.

Investment Performance

The Trustees considered the Fund’s investment strategy and processes, the portfolio management team and competitive positioning against identified peer funds and concluded that the prospects for competitive future performance were acceptable.

Management Fees and Expense Ratios

The Trustees considered that under the Management Agreement, the Adviser will provide advisory and administrative services and will be responsible for substantially all expenses of the Fund (“unitary fee structure”). The Trustees considered the contractual management fee rate that will be paid by the Fund to the Adviser and compared that rate to information prepared by Broadridge Investor Communications Solutions Inc. (“Broadridge”), an independent provider of investment company data, providing management fee rates paid by other funds in the same Morningstar category as the Fund. The Trustees also compared the management fee for the Fund to fees charged to a mutual fund with a substantially similar strategy managed by the Adviser that is in the same Morningstar category as the Fund. The Trustees also considered the fees paid to JPMCB, for custody, transfer agency and other related services for the Fund and the profitability of these arrangements to JPMCB.

The Trustees considered how the Fund will be positioned against peer funds, as identified by management and/or Broadridge and noted that the Fund’s proposed management fee compared favorably with identified peer funds. The Trustees also noted that because the Fund was not yet operational, no profitability information was available. After considering the factors identified above and other factors, in light of the information, the Trustees concluded that the Fund’s proposed management fee was reasonable.

548	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

BOARD APPROVAL OF MANAGEMENT AGREEMENTS

(Unaudited)

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF, JPMorgan Core Plus Bond ETF, JPMorgan Corporate Bond Research Enhanced ETF, JPMorgan High Yield Research Enhanced ETF, JPMorgan International Bond Opportunities ETF, JPMorgan Municipal ETF, JPMorgan Short Duration Core Plus ETF, JPMorgan U.S. Aggregate Bond ETF, JPMorgan Ultra-Short Income ETF, JPMorgan Ultra-Short Municipal Income ETF and JPMorgan USD Emerging Markets Sovereign Bond ETF

The Board of Trustees of the JPMorgan Exchange-Traded Fund Trust (the “Trust”) met regularly throughout the year ended December 31, 2021 (the ‘board of Trustees” or the “Board”) and considered factors that are relevant to their annual consideration of management agreements at each meeting. The Board also meets specifically to consider management agreement annual renewals. The Board of Trustees held meetings on November 9, 2021 and December 14-15, 2021, at which the Trustees considered the continuation of management agreements (each an “Management Agreement” and collectively, the “Management Agreements”) for JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF, JPMorgan Core Plus Bond ETF, JPMorgan Corporate Bond Research Enhanced ETF, JPMorgan High Yield Research Enhanced ETF, JPMorgan International Bond Opportunities ETF, JPMorgan Municipal ETF, JPMorgan Short Duration Core Plus ETF, JPMorgan U.S. Aggregate Bond ETF, JPMorgan Ultra-Short Income ETF and JPMorgan Ultra-Short Municipal Income ETF and JPMorgan USD Emerging Markets Sovereign Bond ETF (the “Funds”). The meetings were held by videoconference in reliance upon the Division of Investment Management Staff Statement on Fund Board Meetings and Unforeseen or Emergency Circumstances Related to Coronavirus Disease 2019. In connection with these meetings, the Board reviewed and considered performance, expense and other information individually for each of the Funds. The Trustees, including a majority of the Trustees who are not “Interested Persons” (as defined in the 1940 Act) of any party to the Management Agreements or any of their affiliates, approved the continuation of each Management Agreement.

As part of their review of the Management Agreements, the Trustees considered and reviewed performance and other information about each Fund received from the Adviser. This information included each Fund’s performance as compared to the performance of its benchmark and analyses by the Adviser of each Fund’s performance. In addition, in preparation for the December meeting, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge Investor Communications Solutions Inc. (“Broadridge”), an independent provider of investment company data, and met with representatives of Broadridge. Before voting on the Management Agreements, the Trustees reviewed the Management Agreements with representatives of the Adviser, counsel to the Trust and independent legal counsel and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Management Agreements. The Trustees also discussed the Management Agreements in executive sessions with independent legal counsel at which no representatives of the Adviser were present.

A summary of the material factors evaluated by the Trustees in determining whether to approve each Management Agreement is provided below. The Trustees considered information provided with respect to the Funds over the course of the year, as well as the materials furnished specifically in connection with this annual renewal process. Each Trustee attributed his or her own evaluation of the significance of the various factors and no factor alone was considered determinative. As part of their review process, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation received by the Adviser from each Fund under the Management Agreement was fair and reasonable and that the continuance of the Management Agreement was in the best interests of each Fund and its shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent and quality of the services provided to each Fund under its respective Management Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. Among other things, the Trustees considered:

(i)	The background and experience of the Adviser’s senior management and investment personnel;
(ii)	The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management each of the Funds;
(iii)	The investment strategy for each Fund, and the infrastructure supporting the portfolio management teams;
(iv)	Information about the structure and distribution strategy each of the Funds and how it fits within the Trust’s other fund offerings;
(v)	The administration services provided by the Adviser under the Management Agreements;
(vi)	Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Trust and in the financial industry generally;
(vii)	The overall reputation and capabilities of the Adviser and its affiliates;

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	549

BOARD APPROVAL OF MANAGEMENT AGREEMENTS

(Unaudited) (continued)

(viii)	The commitment of the Adviser to provide high quality service to the Funds;
(ix)	Their overall confidence in the Adviser’s integrity;
(x)	The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them; and
(xi)

The Adviser’s business continuity plan and steps the Adviser and its affiliates were taking to provide ongoing services to the Funds during the COVID-19 pandemic, and the Adviser’s and its affiliates’ success in continuing to provide services to the Funds and their shareholders throughout this period.

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of services to be provided to the Funds by the Adviser.

Costs of Services Provided and Profitability to the Adviser and its Affiliates

The Trustees received, reviewed, considered and discussed information regarding the profitability to the Adviser and its affiliates in providing services to the Funds. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using allocation methodologies developed by the Adviser. The Trustees also recognized that it is difficult to make direct comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, the Trustees concluded that the profitability to the Adviser under each Management Agreement was not unreasonable in light of the services and benefits provided to each Fund.

The Trustees also considered that under the Management Agreements, the Adviser earns fees from the Funds for providing administrative services and considered fees paid to J.P. Morgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, transfer agency and other related services for each Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationships with the Funds. Additionally, the Trustees considered that any fall-out or ancillary benefits would be comparable to those related to the other funds in the complex.

The Trustees also considered the benefits the Adviser receives as the result of JPMCB’s roles as custodian, fund accountant and transfer agent for the Fund.

Economies of Scale

The Trustees considered the extent to which each Fund will benefit from economies of scale. The Trustees noted that the management fee schedule for the Funds does not contain breakpoints. The Trustees considered that shareholders would benefit because expenses would be limited even when a Fund was new and not achieving economies of scale. The Trustees considered the fact that increases in assets would not lead to fee decreases even if economies of scale are achieved, but also that the Trustees would have the opportunity to further review the appropriateness of the fee payable to the Adviser under the Management Agreement in the future. After considering the factors identified above, the Trustees concluded that the Fund’s shareholders will receive the benefits of potential economies of scale.

Fees Relative to Adviser’s Other Clients

The Trustees requested and received and considered information about the nature and extent of investment advisory services and fee rates offered to other investment companies and/or institutional accounts advised by the Adviser in the same asset class as each Fund. The Trustees noted the Adviser’s view that it does not manage other accounts with substantially similar investment strategies as that of the Funds other than the JPMorgan Core Plus Bond ETF and JPMorgan Short Duration Core Plus ETF. The Trustees concluded that the fees charged to each Fund in comparison to those charged to such other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and relative performance information for Funds with at least one-year of performance history in a report prepared by Broadridge, except for the JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF, JPMorgan Short Duration Core Plus ETF and JPMorgan USD Emerging Markets Sovereign Bond ETF for which performance information was compared against each Fund’s benchmark index. The Trustees considered the total return performance information, which included ranking the Funds within a performance universe made up of funds with the same Morningstar investment classification and objective (the “Universe”), as well as a subset of funds within the Universe (the “Peer Group”), by total return for applicable one- and three-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting exchange-traded funds in each Fund’s Peer Group and Universe and noted that the

550	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

Peer Group quintile rankings were not calculated if the number of funds in the Peer Group did not meet a predetermined minimum. The Trustees also considered each Fund’s investment strategy and processes, portfolio management teams and competitive positioning against peer funds, as identified by Broadridge and/or management. As part of this review, the Trustees reviewed each Fund’s performance against its benchmark and considered each Fund’s performance information provided at regular Board meetings by the Adviser. After consideration, the Trustees determined that each Fund’s performance was consistent with its investment objective. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance are summarized below:

The Trustees noted the performance of the JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF as compared with that of its benchmark index. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

The Trustees noted that the JPMorgan Core Plus Bond ETF’s performance was in the fourth and second quintiles based upon the Peer Group and Universe, respectively, for the one-year period ended August 31, 2021. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

The Trustees noted that the JPMorgan Corporate Bond Research Enhanced ETF’s performance was in the fourth quintile based upon both the Peer Group and Universe for the one-year period ended August 31, 2021. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

The Trustees noted that the JPMorgan High Yield Research Enhanced ETF’s performance was in the fourth quintile based upon the Peer Group for the one-year period ended August 31, 2021, and in the third and second quintiles based upon the Universe for the one- and three-year periods ended August 31, 2021, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

The Trustees noted that the JPMorgan International Bond Opportunities ETF’s performance was in the third and second quintiles based upon the Universe, for the one- and three-year periods ended August 31, 2021, respectively. (Broadridge did not calculate a quintile ranking for the Peer Group for this fund.) The Trustees discussed the performance and investment strategy of the Fund with the Adviser and based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

The Trustees noted that the JPMorgan Municipal ETF’s performance was in the fourth quintile based upon both the Peer Group and Universe for the one-year period ended August 31, 2021. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

The Trustees noted the performance of the JPMorgan Short Duration Core Plus ETF as compared with that of its benchmark index. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

The Trustees noted that the JPMorgan U.S. Aggregate Bond ETF’s performance was in the fifth quintile based upon both the Peer Group and Universe for the one-year period ended August 31, 2021. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

The Trustees noted that the JPMorgan Ultra-Short Income ETF’s performance was in the third and first quintiles based upon the Peer Group, and in the second and first quintiles based upon the Universe, for the one- and three-year periods ended August 31, 2021. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

The Trustees noted that the JPMorgan Ultra-Short Municipal Income ETF’s performance was in the fourth quintile based upon the Universe for the one-year period ended August 31, 2021. (Broadridge did not calculate a quintile ranking for the Peer Group for this fund.) The Trustees discussed the performance and investment strategy of the Fund with the Adviser and based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

The Trustees noted the performance of the JPMorgan USD Emerging Markets Sovereign Bond ETF as compared with that of its benchmark index. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	551

BOARD APPROVAL OF MANAGEMENT AGREEMENTS

(Unaudited) (continued)

Management Fees and Expense Ratios

The Trustees considered the contractual management fee rate paid by each Fund to the Adviser and compared the rate to the information prepared by Broadridge concerning management fee rates paid by other funds in the same Morningstar category as each Fund. This review included ranking of each Fund within an expense universe made up of funds with the same Morningstar investment classification and objective (the “Universe”), as well as a subset of funds within the Universe (the “Peer Group”). The Trustees reviewed a description of Broadridge’s methodology for selecting funds in the Peer Group and Universe, as applicable, and noted that the Peer Group quintile rankings were not calculated if the number of funds in the Peer Group did not meet a predetermined minimum. The Trustees also reviewed information about other expenses and the total expense ratio for each Fund. The Trustees compared the management fee for each Fund to fees charged to mutual funds and/or institutional accounts with similar investment objectives or in similar asset classes managed by the Adviser. The Trustees recognized that it is difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other accounts. The Trustees considered how the Funds are positioned against peer funds, as identified by management and/or Broadridge and noted that each Fund’s management fee was appropriate as compared to identified peer funds. The Trustees’ determinations as a result of the review of each Fund’s management fees and expense ratios are summarized below:

The Trustees noted that the JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF’s net management fee and actual total expenses were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was reasonable.

The Trustees noted that the JPMorgan Core Plus Bond ETF’s net management fee and actual total expenses were in the second and third quintiles, of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was reasonable.

The Trustees noted that the JPMorgan Corporate Bond Research Enhanced ETF’s net management fee and actual total expenses were in the first quintile of the Peer Group, and in the third and second quintiles, respectively, of the Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was reasonable.

The Trustees noted that the JPMorgan High Yield Research Enhanced ETF’s net management fee and actual total expenses were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was reasonable.

The Trustees noted that the JPMorgan International Bond Opportunities ETF’s net management fee was in the third and fourth quintiles of the Peer Group and Universe, respectively, and that the actual total expenses were in the second and third quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was reasonable.

The Trustees noted that the JPMorgan Municipal ETF’s net management fee was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was reasonable.

The Trustees noted that the JPMorgan Short Duration Core Plus ETF’s net management fee was in the third and fifth quintiles of the Peer Group and Universe, respectively, and that the actual total expenses were and in the second and fourth quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was reasonable.

The Trustees noted that the JPMorgan U.S. Aggregate Bond ETF’s net management fee and actual total expenses were both in the first and second quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was reasonable.

The Trustees noted that the JPMorgan Ultra-Short Income ETF’s net management fee and actual total expenses were both in the first and third quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was reasonable.

The Trustees noted that the JPMorgan Ultra-Short Municipal Income ETF’s net management fee and actual total expenses were both in the first quintile of the Universe. (Broadridge did not calculate a quintile ranking for the Peer Group for this fund.) After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was reasonable.

The Trustees noted that the JPMorgan USD Emerging Markets Sovereign Bond ETF’s net management fee was in the fourth quintile of both the Peer Group and Universe, and that the actual total expenses were in the third quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was reasonable.

552	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

LIQUIDITY RISK MANAGEMENT PROGRAM

(Unaudited)

Each of the Funds covered in this report has adopted the J.P. Morgan Funds and J.P. Morgan Exchange-Traded Funds Amended and Restated Liquidity Risk Management Program (the “Program”) under Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”). The Program seeks to assess, manage and review each Fund’s Liquidity Risk. “Liquidity Risk” is defined as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. Among other things, the Liquidity Rule requires that a written report be provided to the Board of Trustees (the “Board”) on an annual basis that addresses the operation of the Program and assesses the adequacy and effectiveness of its implementation, including the operation of any Highly Liquid Investment Minimum (“HLIM”), where applicable, and any material changes to the Program.

The Board has appointed J.P. Morgan Asset Management’s Liquidity Risk Forum to be the program administrator for the Program (the “Program Administrator”). In addition to regular reporting at each of its quarterly meetings, on February 8, 2022, the Board reviewed the Program Administrator’s annual written report (the “Report”) concerning the operation of the Program for the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including, where applicable, the operation of a Fund’s HLIM. During the Program Reporting Period, the Program was amended, pursuant to an exemptive order from the Securities and Exchange Commission, to permit the Funds to use liquidity definitions and classification methodologies that differ from the requirements under the Liquidity Rule in some respects. The Report discussed the implementation of these changes. No other material changes were made to the Program during the Program Reporting Period.

The Report summarized the operation of the Program and the information and factors considered by the Program Administrator in assessing whether the Program has been adequately and effectively implemented with respect to each Fund. Such information and factors included, among other things: (1) the effectiveness of the Program with respect to the identification of each Fund that qualifies as an “In-Kind ETF” (as defined in the Liquidity Rule); (2) the liquidity risk framework used to assess, manage, and periodically review each Fund’s Liquidity Risk and the results of this assessment; (3) the methodology and inputs for classifying the investments of a Fund (other than an In-Kind ETF) into one of the required liquidity categories that reflect an estimate of the liquidity of those investments under current market conditions (and, for In-Kind ETFs, the methodology and inputs for determining whether any investments should be classified as “Illiquid Investments” (as defined or modified under the Program)); (4) whether a Fund (other than an In-Kind ETF) invested primarily in “Highly Liquid Investments” (as defined or modified under the Program); (5) whether an HLIM should be established for a Fund (other than an In-Kind ETF) and the procedures for monitoring any HLIM; (6) whether a Fund invested more than 15% of its assets in “Illiquid Investments” and the procedures for monitoring for this limit; and (7) specific liquidity events arising during the Program Reporting Period. The Report further summarized the conditions of the exemptive order.

Based on this review, the Report concluded that: (1) the Program continues to be reasonably designed to effectively assess and manage each Fund’s Liquidity Risk; and (2) the Program has been adequately and effectively implemented with respect to each Fund during the Program Reporting Period.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	553

TAX LETTER

(Unaudited)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended February 28, 2022. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2022. The information necessary to complete your income tax returns for the calendar year ending December 31, 2022 will be provided under separate cover.

Long Term Capital Gain

Each Fund listed below distributed the following amount, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended February 28, 2022:

Long-Term Capital Gain Distribution
JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF	$192,019
JPMorgan Core Plus Bond ETF	295,433
JPMorgan Corporate Bond Research Enhanced ETF	493,458
JPMorgan Municipal ETF	217,354
JPMorgan Short Duration Core Plus ETF	17,709
JPMorgan U.S. Aggregate Bond ETF	1,327,003
JPMorgan Ultra-Short Income ETF	299,095

Tax-Exempt Income

Each Fund listed below had the following amount, or maximum allowable amount, of dividends paid from investment income that are exempt from federal income tax for the fiscal year ended February 28, 2022:

Exempt Distributions Paid
JPMorgan Municipal ETF	$1,363,517
JPMorgan Ultra-Short Municipal Income ETF	5,044,080

Qualified Interest Income (QII) and Short-Term Capital Gain

Each Fund listed below paid the following amount, or maximum allowable amount, of ordinary distributions treated as qualified interest income and short-term capital gain for the fiscal year ended February 28, 2022:

	Qualified Interest Income	Short-Term Gain
JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF	$508,870	$12,439
JPMorgan Core Plus Bond ETF	3,376,498	150,623
JPMorgan Corporate Bond Research Enhanced ETF	1,198,443	—
JPMorgan High Yield Research Enhanced ETF	57,696,969	—
JPMorgan Income ETF	752,223	—
JPMorgan International Bond Opportunities ETF	976,849	—
JPMorgan Short Duration Core Plus ETF	1,066,337	11,862
JPMorgan U.S. Aggregate Bond ETF	11,848,626	2,458
JPMorgan Ultra-Short Income ETF	46,740,085	—

Each Fund listed below had the following percentage, or the maximum allowable percentage, of income earned from direct U.S. Treasury Obligations for the fiscal year ended February 28, 2022:

Income from U.S. Treasury Obligations
JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF	46.4%
JPMorgan Corporate Bond Research Enhanced ETF	0.4
JPMorgan Short Duration Core Plus ETF	4.1
JPMorgan U.S. Aggregate Bond ETF	28.4
JPMorgan Ultra-Short Income ETF	0.2

554	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

SPECIAL SHAREHOLDER MEETING RESULTS

(Unaudited)

The Trust held a special meeting of shareholders on October 27, 2021, for the purpose of considering and voting upon the election of Trustees:

Trustees were elected by the shareholders of all of the series of the Trust (other than Funds that launched subsequent to the record date), including each the Funds, with the exception of JPMorgan Income ETF. The results of the voting were as follows:

Votes Received (Amounts in thousands)
Independent Nominee
John F. Finn
In Favor	932,618
Withheld	6,740

Steven P. Fisher
In Favor	937,481
Withheld	1,877

Gary L. French
In Favor	936,343
Withheld	3,014

Kathleen M. Gallagher
In Favor	937,527
Withheld	1,831

Robert J. Grassi
In Favor	936,385
Withheld	2,973

Frankie D. Hughes
In Favor	937,172
Withheld	2,186

Raymond Kanner
In Favor	937,371
Withheld	1,987

Thomas P. Lemke
In Favor	936,312
Withheld	3,046

Votes Received (Amounts in thousands)
Lawrence R. Maffia
In Favor	935,575
Withheld	3,783

Mary E. Martinez
In Favor	937,595
Withheld	1,762

Marilyn McCoy
In Favor	937,226
Withheld	2,132

Dr. Robert A. Oden, Jr.
In Favor	932,572
Withheld	6,785

Marian U. Pardo
In Favor	937,464
Withheld	1,894

Emily A. Youssouf
In Favor	936,422
Withheld	2,936

Interested Nominee
Robert F. Deutsch
In Favor	936,144
Withheld	3,214

Nina O. Shenker
In Favor	937,258
Withheld	2,100

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	555

J.P. Morgan Exchange-Traded Funds are distributed by JPMorgan Distribution Services, Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co.

Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the fund before investing. The prospectus contains this and other information about the fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The Fund’s quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-844-457-6383 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.

© JPMorgan Chase & Co., 2022. All rights reserved. February 2022.	AN-FIETF-222

Annual Report

J.P. Morgan Exchange-Traded Funds

February 28, 2022

	Ticker	Listing Exchange
JPMorgan BetaBuilders MSCI US REIT ETF	BBRE	Cboe BZX Exchange, Inc.

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets.

Prospective investors should refer to the Fund’s prospectus for a discussion of the Fund’s investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.

Shares are bought and sold throughout the day on an exchange at market price (not at net asset value) through a brokerage account, and are not individually subscribed and redeemed from the Fund. Shares may only be subscribed and redeemed directly from the Fund by Authorized Participants, in large creation/redemption units. Brokerage commissions will reduce returns.

PRESIDENT’S LETTER

April 12, 2022 (Unaudited)

Dear Shareholder,

While global financial markets largely generated positive returns during the first half of 2021, accelerating inflation, periodic resurgences in the pandemic and the military conflict in Ukraine weighed on financial markets and led to mixed returns for the twelve-month fiscal period ended February 28, 2022. Overall, equities markets outperformed fixed-income markets and U.S. equities outperformed other developed markets and emerging markets equities during the period.

“The trajectory of the pandemic, the timing and magnitude of Fed interest rate activity and the duration and scope of the conflict in Ukraine are likely to remain the fundamental drivers of the global economy and financial market performance in the year ahead.”

—Brian S. Shlissel

The U.S. Federal Reserve (the “Fed”) continued to hold interest rates at historically low levels throughout the period. However, in the face of rising inflation and better-than-expected job growth, the Fed began to adopt a less accommodative tone in the second half of the period, and in November 2021, the central bank began to taper off monthly asset purchases under its quantitative easing program. While the emergence of the Omicron variant of COVID-19 toward the end of 2021 led to the reimposition of social restrictions — particularly in the U.K. and Europe — and disrupted return-to-office plans in the U.S., economic data indicated that consumer spending and job growth remained strong through the end of 2021 and into 2022.

In the year ahead, economists generally expect the U.S. economy to continue to expand, driven by surging household wealth and hope of progress in managing the pandemic. However, inflationary pressures from rising demand and tight labor markets led the Fed in to raise interest rates in March 2022 —the first rate increase since December 2018. The central bank also signaled its intent to raise rates six more times this year. The conflict in Ukraine and the multilateral sanctions imposed on Russia have helped raise prices for petroleum, natural gas and a range of other commodities. The trajectory of the pandemic, the timing and magnitude of Fed interest rate activity and the duration and scope of the conflict in Ukraine are likely to remain the fundamental drivers of the global economy and financial market performance in the year ahead.

Regardless of the economic environment, our diversified platform of innovative investment solutions is designed to equip investors with the tools to build durable portfolios that can serve to meet their financial goals.

Sincerely,

Brian S. Shlissel

President — J.P. Morgan Funds

J.P Morgan Asset Management

1-844-4JPM-ETF or jpmorgan.com/etfs for more information

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	1

JPMorgan BetaBuilders MSCI US REIT ETF

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2022 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value*	23.55%
Market Price**	23.45%
MSCI US REIT Custom Capped Index	23.75%
MSCI US REIT Index	23.75%

Net Assets as of 2/28/2022	$1,357,276,384
Ticker	BBRE

INVESTMENT OBJECTIVE***

The JPMorgan BetaBuilders MSCI US REIT ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the MSCI US REIT Custom Capped Index (the “Underlying Index”).

INVESTMENT APPROACH

The Underlying Index is a free-float adjusted market-cap weighted index designed to measure the performance of U.S. equity real estate investment trusts (REIT) securities. Using a passive investment approach, the Fund attempts to replicate the Underlying Index as closely as possible and invests at least 80% of its assets in securities included in the Underlying Index. The Underlying Index includes a capping methodology, which is designed to prevent the weight of any single issuer, and the aggregate weight of issuers representing over 5% of the Underlying Index, from exceeding a maximum of 25% of the Underlying Index.

HOW DID THE MARKET PERFORM?

Overall, the real estate sector was a leading performer within the U.S. equity market as the economy largely continued to rebound from 2020 pandemic lows. Low interest rates, federal stimulus and recovery spending, record corporate earnings and strong consumer spending all contributed to the 2021 equity market rally.

Within large capitalization stocks, real estate was the second-best performing sector for the period, after the energy sector, as a boom in U.S. consumer wealth and demand for new homes, second homes and rental properties soared. Home prices in the U.S. rose an estimated 18.8% in 2021, according to the S&P/Case-Shiller U.S. National Home Price Index. The self-storage, industrial and housing sectors outperformed other real estate sectors during the twelve month ended February 28, 2022. The hotels sector largely generated negative returns for the period, while health care sector had the smallest positive returns.

The spread of the Delta variant of COVID-19 in mid-2021 weighed on the tourism and hospitality stocks just as the global reopening of economies allowed a nascent rebound in consumer travel. The emergence of the Omicron variant in late

2021 put additional pressure on the hospitality and office sectors as return-to-office plans were interrupted by rising infection rates. For the twelve months ended February 28, 2022, the S&P 500 Index returned 16.39% and the MSCI US REIT Index returned 23.75%

HOW DID THE FUND PERFORM?

For the twelve months ended February 28, 2022, the Fund performed in line with both the Underlying Index and the MSCI US REIT Index, before considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.

The Fund’s and the Underlying Index’s exposures to the specialized and residential REIT sectors were leading contributors to absolute performance. The Fund’s and the Underlying Index’s exposure to the security & alarm services sector was the sole detractor from absolute performance.

HOW WAS THE FUND POSITIONED?

At the end of the reporting period, the Fund’s and the Underlying Index’s largest allocations were to the apartments and diversifed REIT sectors and the smallest allocations were to the hotels and regional malls REIT sectors.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO AS OF FEBRUARY 28, 2022		PERCENT OF TOTAL INVESTMENTS
1.	Prologis, Inc.	9.0%
2.	Equinix, Inc.	5.3
3.	Public Storage	4.7
4.	Simon Property Group, Inc.	3.8
5.	Digital Realty Trust, Inc.	3.2
6.	Realty Income Corp.	3.1
7.	Welltower, Inc.	3.0
8.	AvalonBay Communities, Inc.	2.8
9.	Equity Residential	2.5
10.	Alexandria Real Estate Equities, Inc.	2.3

2	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

PORTFOLIO COMPOSITION BY SECTOR AS OF FEBRUARY 28, 2022	PERCENT OF TOTAL INVESTMENTS
Apartments	25.1%
Diversified	17.6
Industrial	13.3
Storage	10.1
Health Care	9.9
Office	9.2
Shopping Centers	4.9
Regional Malls	4.2
Hotels	3.9
Short-Term Investments	1.8

*	The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $99.98 as of February 28, 2022.
**	Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the Cboe BZX Exchange, Inc. As of February 28, 2022, the closing price was $100.02.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	3

JPMorgan BetaBuilders MSCI US REIT ETF

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2022 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2022 (Unaudited)
	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders MSCI US REIT ETF
Net Asset Value	June 15, 2018	23.55%	10.62%
Market Price		23.45%	10.63%

LIFE OF FUND PERFORMANCE (6/15/18 TO 2/28/22)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on June 15, 2018.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan BetaBuilders MSCI US REIT ETF and the MSCI US REIT Custom Capped Index from June 15, 2018 to February 28, 2022. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the MSCI US REIT Custom Capped Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the respective Index, if applicable.

The MSCI US REIT Custom Capped Index is designed to measure the performance of the US equity REIT market across all market capitalizations. It starts with the universe and weightings of stocks in the MSCI US REIT Index and applies certain investment limits designed to prevent the weight of any single issuer, and the aggregate weight of issuers representing over 5% of the MSCI US REIT Custom Capped Index, from exceeding a maximum of 25% of the MSCI US REIT Custom Capped Index.

For periods presented prior to the adoption of a unitary fee structure, Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

JPMorgan BetaBuilders MSCI US REIT ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.8%

Apartments — 25.5%
Agree Realty Corp., REIT (a)	80,282	5,150,090
American Campus Communities, Inc., REIT	160,105	8,615,250
American Homes 4 Rent, Class A, REIT	345,628	13,137,320
Apartment Income REIT Corp., REIT	180,611	9,321,334
Apartment Investment and Management Co., Class A, REIT*	175,146	1,250,542
AvalonBay Communities, Inc., REIT	160,784	38,361,455
Camden Property Trust, REIT	117,602	19,417,266
Centerspace, REIT	16,439	1,545,102
Equity LifeStyle Properties, Inc., REIT	200,930	14,993,397
Equity Residential, REIT	409,904	34,964,811
Essential Properties Realty Trust, Inc., REIT	139,866	3,535,813
Essex Property Trust, Inc., REIT	74,885	23,751,275
Four Corners Property Trust, Inc., REIT	88,996	2,347,715
Getty Realty Corp., REIT	44,334	1,221,402
Independence Realty Trust, Inc., REIT	120,929	3,055,876
Invitation Homes, Inc., REIT	686,638	25,954,916
Mid-America Apartment Communities, Inc., REIT	132,473	27,105,301
National Retail Properties, Inc., REIT	202,063	8,609,904
NexPoint Residential Trust, Inc., REIT	26,153	2,222,220
Realty Income Corp., REIT	651,073	43,029,415
Spirit Realty Capital, Inc., REIT	141,892	6,579,532
STORE Capital Corp., REIT	282,357	8,674,007
Sun Communities, Inc., REIT	133,419	24,148,839
UDR, Inc., REIT (a)	355,744	19,519,673

		346,512,455

Diversified — 17.8%
Alexander & Baldwin, Inc., REIT	83,440	1,871,559
American Assets Trust, Inc., REIT	59,138	2,162,085
Armada Hoffler Properties, Inc., REIT	70,777	1,039,006
Broadstone Net Lease, Inc., REIT	185,539	4,018,775
CorePoint Lodging, Inc., REIT*	47,061	751,564
CyrusOne, Inc., REIT	147,018	13,283,076
Digital Realty Trust, Inc., REIT	326,527	44,055,023
DigitalBridge Group, Inc., REIT* (a)	590,798	4,283,286
Duke Realty Corp., REIT	438,193	23,224,229
EPR Properties, REIT (a)	86,085	4,287,033
Equinix, Inc., REIT	103,592	73,522,350
Gaming and Leisure Properties, Inc., REIT	260,520	11,830,213
Gladstone Commercial Corp., REIT	42,879	908,606
Gladstone Land Corp., REIT	37,389	1,117,557
Global Net Lease, Inc., REIT	119,221	1,694,130
iStar, Inc., REIT (a)	79,944	2,008,193

INVESTMENTS	SHARES	VALUE($)

Diversified — continued
LXP Industrial Trust, REIT	325,409	5,030,823
Necessity Retail REIT, Inc. (The), REIT	142,093	1,000,335
One Liberty Properties, Inc., REIT	19,262	559,754
PS Business Parks, Inc., REIT	23,767	3,785,846
Safehold, Inc., REIT (a)	19,521	1,197,809
UMH Properties, Inc., REIT	56,390	1,300,353
VICI Properties, Inc., REIT (a)	723,634	20,232,807
Washington, REIT	97,391	2,275,054
WP Carey, Inc., REIT	214,324	16,588,678

		242,028,144

Health Care — 10.1%
CareTrust REIT, Inc., REIT	111,630	1,953,525
Community Healthcare Trust, Inc., REIT	27,316	1,139,077
Diversified Trust, REIT Healthcare	274,993	791,980
Global Medical REIT, Inc., REIT	70,190	1,101,983
Healthcare Realty Trust, Inc., REIT	169,745	4,426,950
Healthcare Trust of America, Inc., Class A, REIT	254,087	7,467,617
Healthpeak Properties, Inc., REIT	620,247	19,264,872
LTC Properties, Inc., REIT	45,316	1,533,040
Medical Properties Trust, Inc., REIT	686,099	13,955,254
National Health Investors, Inc., REIT	50,126	2,672,217
Omega Healthcare Investors, Inc., REIT	274,967	7,745,820
Physicians Realty Trust, REIT	253,451	4,121,113
Sabra Health Care REIT, Inc., REIT	263,127	3,533,796
Universal Health Realty Income Trust, REIT	15,865	906,050
Ventas, Inc., REIT	459,273	24,800,742
Welltower, Inc., REIT	500,822	41,713,464

		137,127,500

Hotels — 4.0%
Apple Hospitality REIT, Inc., REIT	249,589	4,415,229
Chatham Lodging Trust, REIT*	56,122	771,678
DiamondRock Hospitality Co., REIT*	242,341	2,314,357
Host Hotels & Resorts, Inc., REIT*	821,545	15,009,627
MGM Growth Properties LLC, Class A, REIT	180,247	6,825,954
Park Hotels & Resorts, Inc., REIT*	272,088	5,126,138
Pebblebrook Hotel Trust, REIT	151,177	3,402,994
RLJ Lodging Trust, REIT	191,660	2,681,323
Ryman Hospitality Properties, Inc., REIT*	60,185	5,302,900
Service Properties Trust, REIT	189,944	1,639,217
Summit Hotel Properties, Inc., REIT*	122,465	1,211,179
Sunstone Hotel Investors, Inc., REIT*	252,350	2,669,863
Xenia Hotels & Resorts, Inc., REIT*	131,405	2,436,249

		53,806,708

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	5

JPMorgan BetaBuilders MSCI US REIT ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Industrial — 13.5%
Americold Realty Trust, REIT	306,945	8,201,570
EastGroup Properties, Inc., REIT	46,817	8,930,811
First Industrial Realty Trust, Inc., REIT	149,909	8,631,760
Industrial Logistics Properties Trust, REIT	75,239	1,683,097
Innovative Industrial Properties, Inc., REIT	27,522	5,186,796
Plymouth Industrial REIT, Inc., REIT	37,814	986,189
Prologis, Inc., REIT	850,632	124,064,677
Rexford Industrial Realty, Inc., REIT	174,296	12,223,379
STAG Industrial, Inc., REIT	201,369	7,845,336
Terreno Realty Corp., REIT	86,101	5,922,888

		183,676,503

Office — 9.3%
Alexandria Real Estate Equities, Inc., REIT	169,380	32,080,572
Boston Properties, Inc., REIT	170,754	20,884,922
Brandywine Realty Trust, REIT	196,880	2,624,410
City Office REIT, Inc., REIT	50,121	863,084
Corporate Office Properties Trust, REIT	129,237	3,387,302
Cousins Properties, Inc., REIT	183,992	7,107,611
Douglas Emmett, Inc., REIT	201,903	6,400,325
Easterly Government Properties, Inc., REIT	99,124	2,063,762
Empire State Realty Trust, Inc., Class A, REIT	168,661	1,595,533
Equity Commonwealth, REIT*	139,116	3,696,312
Franklin Street Properties Corp., REIT	115,449	667,295
Highwoods Properties, Inc., REIT	120,105	5,236,578
Hudson Pacific Properties, Inc., REIT	175,439	4,631,590
JBG SMITH Properties, REIT	134,344	3,584,298
Kilroy Realty Corp., REIT	120,600	8,637,372
Office Properties Income Trust, REIT	55,704	1,395,385
Orion Office REIT, Inc., REIT*	65,151	1,109,521
Paramount Group, Inc., REIT	201,544	2,255,277
Piedmont Office Realty Trust, Inc., Class A, REIT	142,829	2,433,806
SL Green Realty Corp., REIT (a)	76,786	6,106,023
Veris Residential, Inc., REIT*	83,717	1,414,817
Vornado Realty Trust, REIT	187,468	8,113,615

		126,289,410

Regional Malls — 4.3%
Macerich Co. (The), REIT (a)	245,127	3,750,443
Simon Property Group, Inc., REIT	378,099	52,011,299
Tanger Factory Outlet Centers, Inc., REIT (a)	119,652	1,995,795

		57,757,537

INVESTMENTS	SHARES	VALUE($)

Shopping Centers — 5.0%
Acadia Realty Trust, REIT	101,785	2,182,270
Alexander’s, Inc., REIT	2,640	669,029
Brixmor Property Group, Inc., REIT	341,715	8,583,881
Federal Realty Investment Trust, REIT	80,563	9,472,598
Kimco Realty Corp., REIT	709,247	16,688,582
Kite Realty Group Trust, REIT	251,997	5,526,294
NETSTREIT Corp., REIT	45,590	1,009,363
Phillips Edison & Co., Inc., REIT	22,568	729,398
Regency Centers Corp., REIT	177,309	11,682,890
Retail Opportunity Investments Corp., REIT	139,715	2,537,224
RPT Realty, REIT	96,968	1,255,736
Saul Centers, Inc., REIT	16,365	753,281
Seritage Growth Properties, Class A, REIT* (a)	45,187	460,455
SITE Centers Corp., REIT	194,417	3,023,184
Urban Edge Properties, REIT	134,781	2,455,710
Urstadt Biddle Properties, Inc., Class A, REIT	34,603	651,574

		67,681,469

Storage — 10.3%
CubeSmart, REIT	251,745	12,136,626
Extra Space Storage, Inc., REIT	154,042	28,983,002
Iron Mountain, Inc., REIT	333,163	16,384,956
Life Storage, Inc., REIT	94,364	11,945,539
National Storage Affiliates Trust, REIT	97,365	5,673,459
Public Storage, REIT	181,594	64,469,502

		139,593,084

Total Common Stocks (Cost $1,302,649,291)		1,354,472,810

Short-Term Investments — 1.8%

Investment Companies — 0.8%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (b) (c) (Cost $11,322,728)	11,322,728	11,322,728

Investment of Cash Collateral From Securities Loaned — 1.0%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.10% (b) (c)	10,998,598	10,994,199
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (b) (c)	2,282,053	2,282,053

Total Investment of Cash Collateral From Securities Loaned (Cost $13,277,352)		13,276,252

Total Short-Term Investments (Cost $24,600,080)		24,598,980

Total Investments — 101.6% (Cost $1,327,249,371)		1,379,071,790
Liabilities in Excess of Other Assets — (1.6)%		(21,795,406)

NET ASSETS — 100.0%		1,357,276,384

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

Abbreviations

REIT	Real Estate Investment Trust

(a)	The security or a portion of this security is on loan at February 28, 2022. The total value of securities on loan at February 28, 2022 is $12,045,404.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of February 28, 2022.
*	Non-income producing security.

Futures contracts outstanding as of February 28, 2022:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
Long Contracts
DJ US Real Estate Index	75	03/2022	USD	2,964,000	(16,373)

Abbreviations

USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	7

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2022

JPMorgan BetaBuilders MSCI US REIT ETF
ASSETS:
Investments in non-affiliates, at value	$1,354,472,810
Investments in affiliates, at value	11,322,728
Investments of cash collateral received from securities loaned, at value (See Note 2.B.)	13,276,252
Deposits at broker for futures contracts	777,000
Receivables:
Investment securities sold	105,392,800
Fund shares sold	22,496,224
Dividends from non-affiliates	799,602
Dividends from affiliates	8
Securities lending income (See Note 2.B.)	2,783
Other assets	877

Total Assets	1,508,541,084

LIABILITIES:
Payables:
Due to custodian	14,523
Investment securities purchased	35,164,524
Collateral received on securities loaned (See Note 2.B.)	13,276,252
Fund shares redeemed	102,482,798
Variation margin on futures contracts	205,075
Accrued liabilities:
Management fees (See Note 3.A.)	121,528

Total Liabilities	151,264,700

Net Assets	$1,357,276,384

NET ASSETS:
Paid-in-Capital	$1,311,032,102
Total distributable earnings (loss)	46,244,282

Total Net Assets	$1,357,276,384

Outstanding number of shares (unlimited number of shares authorized — par value $0.0001)	13,575,000

Net asset value, per share	$99.98

Cost of investments in non-affiliates	$1,302,649,291
Cost of investments in affiliates	11,322,728
Investment securities on loan, at value (See Note 2.B.)	12,045,404
Cost of investment of cash collateral (See Note 2.B.)	13,277,352

SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 28, 2022

JPMorgan BetaBuilders MSCI US REIT ETF
INVESTMENT INCOME:
Dividend income from non-affiliates	$27,927,239
Dividend income from affiliates	1,842
Non-cash dividend income from non-affiliates	1,602,769
Income from securities lending (net) (See Note 2.B.)	75,533

Total investment income	29,607,383

EXPENSES:
Management fees (See Note 3.A.)	1,565,402
Interest expense to non-affiliates	2,261
Other	23,879

Total expenses	1,591,542

Net investment income (loss)	28,015,841

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	9,804,888
In-kind redemptions of investments in non-affiliates (See Note 4)	110,157,744
Futures contracts	974,353

Net realized gain (loss)	120,936,985

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	136,558,799
Investments in affiliates	(1,100)
Futures contracts	(306,170)

Change in net unrealized appreciation/depreciation	136,251,529

Net realized/unrealized gains (losses)	257,188,514

Change in net assets resulting from operations	$285,204,355

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	9

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

	JPMorgan BetaBuilders MSCI US REIT ETF
	Year Ended February 28, 2022	Year Ended February 28, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$28,015,841	$26,168,486
Net realized gain (loss)	120,936,985	(56,950,563)
Change in net unrealized appreciation/depreciation	136,251,529	(1,730,474)

Change in net assets resulting from operations	285,204,355	(32,512,551)

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(27,102,001)	(32,859,372)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	155,051,115	(196,802,655)

NET ASSETS:
Change in net assets	413,153,469	(262,174,578)
Beginning of period	944,122,915	1,206,297,493

End of period	$1,357,276,384	$944,122,915

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$741,079,084	$405,994,191
Cost of shares redeemed	(586,027,969)	(602,796,846)

Total change in net assets resulting from capital transactions	$155,051,115	$(196,802,655)

SHARE TRANSACTIONS:
Issued	8,000,000	5,500,000
Redeemed	(5,875,000)	(8,650,000)

Net increase (decrease) in shares from share transactions	2,125,000	(3,150,000)

SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

THIS PAGE IS INTENTIONALLY LEFT BLANK.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	11

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income	Net realized gain	Total distributions

JPMorgan BetaBuilders MSCI US REIT ETF
Year Ended February 28, 2022	$82.46	$1.93	$17.48		$19.41	$(1.89)	$—	$(1.89)
Year Ended February 28, 2021	82.62	2.07	0.28	(f)	2.35	(2.51)	—	(2.51)
Year Ended February 29, 2020	81.21	2.55	0.80	(f)	3.35	(1.85)	(0.09)	(1.94)
June 15, 2018 (h) through February 28, 2019	75.67	1.85	5.10		6.95	(1.35)	(0.06)	(1.41)

(a)	Annualized for periods less than one year, unless otherwise indicated.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)

Prior to December 9, 2019, market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the midpoint of the bid/ask spread at the close of business on the listing exchange of the fund. Effective December 9, 2019, the closing price was used to calculate the market price return; however, any prices used in the calculation for market price return prior to December 9, 2019, would have used the midpoint of the bid/ask spread at the close of business on the exchange.

(f)

Calculation of the net realized and unrealized gains (losses) per share do not correlate with the Fund’s net realized and unrealized gains (losses) presented in the Statement of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.

(g)

Prior to November 1, 2019, the Fund may have waived fees if expenses exceeded the expense cap. On November 1, 2019, the Fund adopted a unitary fee structure where a management fee is accrued by the fund based on prior day net assets and other expenses are paid by the Advisor.

(h)	Commencement of operations.
(i)

Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(j)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

		Ratios/Supplemental data
						Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return (c)(d)	Market price total return (c)(e)		Net assets, end of period	Net expenses		Net investment income (loss)	Expenses without waivers and reimbursements		Portfolio turnover rate (c)

$99.98	$100.02	23.55%	23.45%		$1,357,276,384	0.11%		1.96%	0.11%		5%
82.46	82.56	3.37	3.36		944,122,915	0.11		2.82	0.11		7
82.62	82.73	4.06	4.18		1,206,297,493	0.11		2.88	0.16	(g)	5
81.21	81.22	9.40	9.41	(i)	136,028,924	0.11	(j)	3.37	0.40	(g)(j)	5

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	13

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2022

1. Organization

J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. JPMorgan BetaBuilders MSCI US REIT ETF (the “Fund” or “MSCI US REIT ETF”) is a separate diversified series of the Trust covered in this report.

The investment objective of the Fund is to seek investment results that closely correspond, before fees and expenses, to the performance of the MSCI US REIT Custom Capped Index.

J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Fund.

Shares of the Fund are listed and traded at market price on the Cboe BZX Exchange, Inc. Market prices for the Fund’s shares may be different from its net asset value (“NAV”). The Fund issues and redeems its shares on a continuous basis, through JPMorgan Distribution Services, Inc. (the “Distributor” or “JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, at NAV in large blocks of shares, typically 25,000 shares, referred to as “Creation Units.”

Creation Units are issued and redeemed principally in-kind for a basket of securities. A cash amount may be substituted if the Fund has sizeable exposure to market or sponsor restricted securities. Shares are generally traded in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Fund (each, an “Authorized Participant”).

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — Investments are valued in accordance with GAAP and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAV of the Fund is calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

14	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,379,071,790	$—	$—	$1,379,071,790

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(16,373)	$—	$—	$(16,373)

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Securities Lending — The Fund is authorized to engage in securities lending in order to generate additional income. The Fund is able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Fund, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Fund retains the interest earned on cash collateral investments but is required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Fund). Upon termination of a loan, the Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.

The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statement of Operations as Income from securities lending (net). The Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statement of Operations.

Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.

The value of securities out on loan is recorded as an asset on the Statement of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statement of Assets and Liabilities and details of collateral investments are disclosed on the SOI.

The Fund bears the risk of loss associated with the collateral investments and is not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, the Fund may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.

The following table presents the Fund’s value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Fund as of February 28, 2022.

Investment Securities On Loan, at value, Presented in the Statement of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
$12,045,404	$(12,045,404)	$—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.

Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security.

JPMIM voluntarily waived management fees charged to the Fund to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.12% to 0.06%. For the year ended February 28, 2022, JPMIM waived fees associated with the Fund’s investment in the JPMorgan U.S. Government Money Market Fund as follows:

$4,203

The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statement of Operations as Income from securities lending (net).

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	15

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2022 (continued)

C. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. For the purposes of the financial statements, the Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the year ended February 28, 2022
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2022	Shares at February 28, 2022	Dividend Income		Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.10%(a)(b)	$36,809,152	$321,000,000	$346,788,612	$(25,241	)*	$(1,100)	$10,994,199	10,998,598	$46,292	*	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a)(b)	—	72,622,357	61,299,629	—		—	11,322,728	11,322,728	1,567		—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a)(b)	3,725,951	$133,972,123	$135,416,021	—		—	2,282,053	2,282,053	$1,675	*	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (a)(b)	9,743,503	18,745,011	28,488,514	—		—	—	—	275		—

Total	$50,278,606	$546,339,491	$571,992,776	$(25,241)		$(1,100)	$24,598,980		$49,809		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2022.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

D. Futures Contracts — The Fund used index futures contracts to gain or reduce exposure to the stock market, or maintain liquidity or minimize transaction costs. The Fund also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statement of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOI, while cash deposited, which is considered restricted, is recorded on the Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statement of Assets and Liabilities.

The use of futures contracts exposes the Fund to equity price risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

16	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

The table below discloses the volume of the Fund’s futures contracts activity during the year ended February 28, 2022:

Futures Contracts :
Average Notional Balance Long	$9,178,645
Ending Notional Balance Long	2,964,000

E. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Dividend income is recorded on the ex-dividend date or when the Fund first learns of the dividend.

To the extent such information is publicly available, the Fund records distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of the components of distributions (and consequently its net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.

F. Federal Income Taxes — The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of February 28, 2022, no liability for Federal income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid at least quarterly. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.

The following amounts were reclassified within the capital accounts:

Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
$111,850,405	$323,409	$(112,173,814)

The reclassifications for the Fund relate primarily to redemptions in-kind.

3. Fees and Other Transactions with Affiliates

A. Management Fee — JPMIM manages the investments of the Fund pursuant to the Management Agreement. For such services, JPMIM is paid a fee, which is accrued daily and paid no more frequently than monthly at an annual rate of 0.11% of the Fund’s average daily net assets. Under the Management Agreement, JPMIM is responsible for substantially all expenses of the Fund, (including expenses of the Trust relating to the Fund), except for the management fee, payments under the Fund’s 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. Additionally, the Fund is responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with the Fund’s securities lending program, if applicable. For the avoidance of doubt, the Adviser’s payment of such expenses may be accomplished through the Fund’s payment of such expenses and a corresponding reduction in the fee payable to the Adviser, provided, however, that if the amount of expenses paid by the Fund exceeds the fee payable to the Adviser, the Adviser will reimburse the Fund for such amount.

B. Administration Fee — JPMIM provides administration services to the Fund. Pursuant to the Management Agreement for the Fund, JPMIM is compensated as described in Note 3.A.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Fund’s sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the management fees payable to JPMIM.

C. Custodian, Accounting and Transfer Agent Fees — JPMCB provides custody, accounting and transfer agency services to the Fund. For performing these services, JPMIM pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	17

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2022 (continued)

Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of Fund shares. These fees are paid to JPMIM to offset certain custodian charges that are covered by the Management Agreement.

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statement of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.

D. Distribution Services — The Distributor or its agent distributes Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund. JPMDS receives no fees for their distribution services under the distribution agreement with the Trust (the “Distribution Agreement”). Although the Trust does not pay any fees under the Distribution Agreement, JPMIM pays JPMDS for certain distribution related services.

E. Waivers and Reimbursements — The Fund may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The fees for the affiliated money market funds are covered under the Management Agreement as described in Note 3.A.

F. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers receive no compensation from the Fund for serving in their respective roles.

The Board designated and appointed a Chief Compliance Officer to the Fund pursuant to Rule 38a-1 under the 1940 Act. The fees associated with the office of the Chief Compliance Officer are paid for by JPMIM as described in Note 3.A.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the year ended February 28, 2022, purchases and sales of investments (excluding short-term investments) were as follows:

Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
$83,884,873	$62,823,250

During the year ended February 28, 2022, there were no purchases or sales of U.S. Government securities.

For the year ended February 28, 2022, in-kind transactions associated with creations and redemptions were as follows:

In-Kind Creations	In-Kind Redemptions
$731,117,991	$576,862,235

During the year ended February 28, 2022, the Fund delivered portfolio securities for the redemption of Fund Shares (in-kind redemptions). Cash and portfolio securities were transferred for redemptions at fair value. For financial reporting purposes, the Fund recorded net realized gains and losses in connection with each in-kind redemption transaction.

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at February 28, 2022 were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$1,331,462,411	$126,967,400	$79,374,394	$47,593,006

The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to wash sale loss deferrals.

The tax character of distributions paid during the year ended February 28, 2022 was as follows:

Ordinary Income*	Total Distributions Paid
$27,102,001	$27,102,001

* Short-term gain distributions are treated as ordinary income for income tax purposes.

18	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

The tax character of distributions paid during the year ended February 28, 2021 was as follows:

Ordinary Income*	Total Distributions Paid
$32,859,372	$32,859,372

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

As of February 28, 2022, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:

Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
$414,192	$(1,762,128)	$47,593,006

The cumulative timing differences primarily consist of late year capital loss deferrals and wash sale loss deferrals.

As of February 28, 2022, the Fund had net capital loss carryforwards which are available to offset future realized gains as follows:

Capital Loss Carryforward Character
Short-Term	Long-Term
$1,762,128	$—

During the year ended February 28, 2022, the Fund utilized capital loss carryforwards as follows:

Capital Loss Utilized
Short-Term	Long-Term
$9,062,678	$—

6. Capital Share Transactions

The Trust issues and redeems shares of the Fund only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Statement of Changes in Net Assets.

Shares of the Fund may only be purchased or redeemed by Authorized Participants. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Fund’s shares outstanding and act as executing or clearing broker for investment transactions on behalf of the Fund. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a DTC Participant; which, in either case, must have executed an agreement with the Distributor.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

As of February 28, 2022, JPMorgan SmartRetirement Funds and JPMorgan SmartRetirement Blend Funds, which are affiliated funds of funds, owned in the aggregate, shares representing more than 10% of the net assets of the Fund as follows:

JPMorgan SmartRetirement Blend Funds	JPMorgan SmartRetirement Funds
42.0%	26.0%

Significant shareholder transactions by these shareholders may impact the Fund’s performance and liquidity.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	19

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2022 (continued)

Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the Shares (including through a trading halt), as well as other factors, may result in Shares trading significantly above (at a premium) or below (at a discount) to the NAV or to the intraday value of the Fund’s holdings. During such periods, investors may incur significant losses if shares are sold.

The Fund may not track the return of its underlying index for a number of reasons and therefore may not achieve its investment objective. For example, the Fund incurs a number of operating expenses not applicable to its underlying index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the underlying index. In addition, the Fund’s return may differ from the return of its underlying index as a result of, among other things, pricing differences and the inability to purchase certain securities included in the underlying index due to regulatory or other restrictions. To the extent of the previously outlined items, the Fund’s return may differ from the return of the underlying index.

Because the Fund invests in Real Estate Investment Trusts (“REITs”), the Fund may be subject to certain risks similar to those associated with direct investments in real estate. REITs may be affected by changes in the value of their underlying properties and by defaults by tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time.

The Fund is subject to infectious disease epidemics/pandemics risk. The worldwide outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world. The effects of this COVID-19 pandemic to public health, and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, negatively impact the Fund’s arbitrage and pricing mechanisms, exacerbate other pre-existing political, social and economic risks to the Fund and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may have a significant negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could also have a significant negative impact on the Fund’s investment performance. The full impact of this COVID-19 pandemic, or other future epidemics/pandemics, is currently unknown.

20	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of J.P. Morgan Exchange-Traded Fund Trust and Shareholders of JPMorgan BetaBuilders MSCI US REIT ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of JPMorgan BetaBuilders MSCI US REIT ETF (one of the funds constituting J.P. Morgan Exchange-Traded Fund Trust, referred to hereafter as the “Fund”) as of February 28, 2022, the related statement of operations for the year ended February 28, 2022, the statements of changes in net assets for each of the two years in the period ended February 28, 2022, including the related notes, and the financial highlights for each of the three years in the period ended February 28, 2022 and for the period June 15, 2018 (commencement of operations) through February 28, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2022 and the financial highlights for each of the three years in the period ended February 28, 2022 and for the period June 15, 2018 (commencement of operations) through February 28, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New York

April 27, 2022

We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	21

TRUSTEES

(Unaudited)

The Fund’s Statements of Additional Information includes additional information about the Fund’s Trustees and is available, without charge, upon request by calling 1-844-457-6383 or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth; Positions With the Funds since) (1)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (2)	Other Directorships Held During the Past 5 Years
Independent Trustees

John F. Finn (1947); Chair since 2022; Trustee since 1998.	Chairman, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (serving in various roles 1974-present).	172	Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present); Trustee, Columbus Association for the Performing Arts (1988-present).

Stephen P. Fisher (1959); Trustee since 2018.	Retired; Chairman and Chief Executive Officer, NYLIFE Distributors LLC (registered broker-dealer) (serving in various roles 2008-2013); Chairman, NYLIM Service Company LLC (transfer agent) (2008-2017); New York Life Investment Management LLC (registered investment adviser) (serving in various roles 2005-2017); Chairman, IndexIQ Advisors LLC (registered investment adviser for ETFs) (2014-2017); President, MainStay VP Funds Trust (2007-2017), MainStay DefinedTerm Municipal Opportunities Fund (2011-2017) and MainStay Funds Trust (2007-2017) (registered investment companies).	172	Honors Program Advisory Board Member, The Zicklin School of Business, Baruch College, The City University of New York (2017-present).

Gary L. French (1951); Trustee since 2014.	Real Estate Investor (2011–2020); Investment management industry Consultant and Expert Witness (2011-present); Senior Consultant for The Regulatory Fundamentals Group LLC (2011–2017).	172	Independent Trustee, The China Fund, Inc. (2013-2019); Exchange Traded Concepts Trust II (2012-2014); Exchange Traded Concepts Trust I (2011-2014).

Kathleen M. Gallagher (1958); Trustee since 2008.	Retired; Chief Investment Officer — Benefit Plans, Ford Motor Company (serving in various roles 1985-2016).	172	Non-Executive Director, Legal & General Investment Management (Holdings) (2018-present); Non-Executive Director, Legal & General Investment Management America (U.S. Holdings) (financial services and insurance) (2017-present); Advisory Board Member, State Street Global Advisors Total Portfolio Solutions (2017-present); Member, Client Advisory Council, Financial Engines, LLC (registered investment adviser) (2011-2016); Director, Ford Pension Funds Investment Management Ltd. (2007-2016).

Robert J. Grassi (1957); Trustee since 2014.	Sole Proprietor, Academy Hills Advisors LLC (2012-present); Pension Director, Corning Incorporated (2002-2012).	172	None

Frankie D. Hughes (1952); Trustee since 2008.	President, Ashland Hughes Properties (property management) (2014–present); President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993–2014).	172	None

22	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

Name (Year of Birth; Positions With the Funds since)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (1)	Other Directorships Held During the Past 5 Years
Independent Trustees (continued)

Raymond Kanner (1953); Trustee since 2017.	Retired; Managing Director and Chief Investment Officer, IBM Retirement Funds (2007-2016).	172	Advisory Board Member, Penso Advisors, LLC (2020-present); Advisory Board Member, Los Angeles Capital (2018-present); Advisory Board Member, State Street Global Advisors Total Portfolio Solutions (2017-present); Acting Executive Director, Committee on Investment of Employee Benefit Assets (CIEBA) (2016-2017); Advisory Board Member, Betterment for Business (robo advisor) (2016-2017); Advisory Board Member, BlueStar Indexes (index creator) (2013-2017); Director, Emerging Markets Growth Fund (registered investment company) (1997-2016); Member, Russell Index Client Advisory Board (2001-2015).

Thomas P. Lemke (1954); Trustee since 2014.	Retired; Executive Vice President and General Counsel, Legg Mason (2005-2013).	172	SEI family of funds — Independent Trustee of Advisors’ Inner Circle Fund III (20 portfolios) (from February 2014 to present); Independent Trustee of Winton Diversified Opportunities Fund (from December 2014 to 2018); Independent Trustee of Gallery Trust (from August 2015 to present); Independent Trustee of Schroder Series Trust (from February 2017 to present); Independent Trustee of Schroder Global Series Trust (from February 2017 to present); Independent Trustee of O’Connor EQUUS (May 2014-April 2016); Independent Trustee of Winton Series Trust (December 2014-March 2017); Independent Trustee of AXA Premier VIP Trust (2014-June 2017); Independent Director of The Victory Funds (or their predecessor funds) (35 portfolios) (2014-March 2015); Symmetry Panoramic Trust (16 portfolios) (2018-present).

Lawrence R. Maffia (1950); Trustee since 2014.	Retired; Director and President, ICI Mutual Insurance Company (2006-2013).	172	Director, ICI Mutual Insurance Company (1999-2013).

Mary E. Martinez (1960); Vice Chair since 2021; Trustee since 2013.	Associate, Special Properties, a Christie’s International Real Estate Affiliate (2010-present); Managing Director, Bank of America (asset management) (2007-2008); Chief Operating Officer, U.S. Trust Asset Management, U.S. Trust Company (asset management) (2003-2007); President, Excelsior Funds (registered investment companies) (2004-2005).	172	None

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	23

TRUSTEES

(Unaudited) (continued)

Name (Year of Birth; Positions With the Funds since) (1)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (2)	Other Directorships Held During the Past 5 Years
Independent Trustees (continued)

Marilyn McCoy (1948); Trustee since 1999.	Vice President of Administration and Planning, Northwestern University (1985-present).	172	None

Dr. Robert A. Oden, Jr. (1946); Trustee since 1997.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	172

Trustee, The Coldwater Conservation Fund; Trustee, American

Museum of Fly Fishing (2013–present); Trustee and Vice Chair, Trout Unlimited (2017-2021); Trustee, Dartmouth-Hitchcock Medical

Center (2011–2020).

Marian U. Pardo* (1946); Trustee since 2013.	Managing Director and Founder, Virtual Capital Management LLC (investment consulting) (2007-present); Managing Director, Credit Suisse Asset Management (portfolio manager) (2003-2006).	172	Board Chair and Member, Board of Governors, Columbus Citizens Foundation (not-for-profit supporting philanthropic and cultural programs) (2006-present).

Emily A. Youssouf (1951); Trustee since 2014.	Adjunct Professor (2011-present) and Clinical Professor (2009-2011), NYU Schack Institute of Real Estate; Board Member and Member of the Audit Committee (2013–present), Chair of Finance Committee (2019–present), Member of Related Parties Committee (2013–2018) and Member of the Enterprise Risk Committee (2015–2018), PennyMac Financial Services, Inc.; Board Member (2005–2018), Chair of Capital Committee (2006–2016), Chair of Audit Committee (2005–2018), Member of Finance Committee (2005–2018) and Chair of IT Committee (2016–2018), NYC Health and Hospitals Corporation.	172	Trustee, NYC School Construction Authority (2009-present); Board Member, NYS Job Development Authority (2008-present); Trustee and Chair of the Audit Committee of the Transit Center Foundation (2015-2019).
Interested Trustees

Robert F. Deutsch** (1957); Trustee since 2014.	Retired; Head of the Global ETF Business for JPMorgan Asset Management (2013-2017); Head of the Global Liquidity Business for JPMorgan Asset Management (2003-2013).	172	Board of Directors of the JUST Capital Foundation (2017–present).

Nina O. Shenker** (1957) Trustee since 2022.	Vice Chair (2017-Present), General Counsel and Managing Director (2008-2016), Associate General Counsel and Managing Director (2004-2008), J.P. Morgan Asset & Wealth Management.	172	Director and Member of Executive Committee and Legal and Human Resources Subcommittees, American Jewish Joint Distribution Committee (2018-present).

(1)

The year shown is the first year in which a Trustee became a member of any of the following: the Mutual Fund Board, the ETF Board, the heritage J.P. Morgan Funds or the heritage One Group Mutual Funds. Trustees serve an indefinite term, until resignation, retirement, removal or death. The Board’s current retirement policy sets retirement at the end of the calendar year in which the Trustee attains the age of 75, provided that any Board member who was a member of the Mutual Fund Board prior to January 1, 2022 and was born prior to January 1, 1950 shall retire from the Board at the end of the calendar year in which the Trustee attains the age of 78.

(2)

A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes nine registered investment companies (172 J.P. Morgan Funds).

*

In connection with prior employment with JPMorgan Chase, Ms. Pardo was the recipient of non- qualified pension plan payments from JPMorgan Chase in the amount of approximately $2,055 per month, which she irrevocably waived effective January 1, 2013, and deferred compensation payments from JPMorgan Chase in the amount of approximately $7,294 per year, which ended in January 2013. In addition, Ms. Pardo receives payments from a fully-funded qualified plan, which is not an obligation of JPMorgan Chase.

**	Designation as an “Interested Trustee” is based on prior employment by the Adviser or an affiliate of the Adviser or interests in a control person of the Adviser.

The contact address for each of the Trustees is 277 Park Avenue, New York, NY 10172.

24	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years

Brian S. Shlissel (1964), President and Principal Executive Officer (2021)*	Managing Director and Chief Administrative Officer for J.P. Morgan pooled vehicles, J.P. Morgan Investment Management Inc. since 2014.

Timothy J. Clemens (1975), Treasurer and Principal Financial Officer (2020), Assistant Treasurer (2019-2020)	Executive Director, J.P. Morgan Investment Management Inc. since February 2016. Mr. Clemens has been with J.P. Morgan Investment Management Inc. since 2013.

Gregory S. Samuels (1980), Secretary (2022)** (formerly Assistant Secretary 2014-2022)	Managing Director and Assistant General Counsel, JPMorgan Chase. Mr. Samuels has been with JPMorgan Chase since 2010.

Stephen M. Ungerman (1953), Chief Compliance Officer (2014)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Kiesha Astwood-Smith (1973), Assistant Secretary (2021)**	Vice President and Assistant General Counsel, JPMorgan Chase since June 2021; Senior Director and Counsel, Equitable Financial Life Insurance Company (formerly, AXA Equitable Life Insurance Company) from September 2015 through June 2021.

Matthew Beck (1988), Assistant Secretary (2021)***	Vice President and Assistant General Counsel, JPMorgan Chase since May 2021; Senior Legal Counsel, Ultimus Fund Solutions from May 2018 through May 2021; General Counsel, The Nottingham Company from April 2014 through May 2018.

Elizabeth A. Davin (1964), Assistant Secretary (2022)*** (formerly Secretary 2018-2022)	Executive Director and Assistant General Counsel, JPMorgan Chase. Ms. Davin has been with JPMorgan Chase (formerly Bank One Corporation) since 2004.

Jessica K. Ditullio (1962), Assistant Secretary (2014)***	Executive Director and Assistant General Counsel, JPMorgan Chase. Ms. Ditullio has been with JPMorgan Chase (formerly Bank One Corporation) since 1990.

Anthony Geron (1971), Assistant Secretary (2019)**	Vice President and Assistant General Counsel, JPMorgan Chase since September 2018; Lead Director and Counsel, AXA Equitable Life Insurance Company from 2015 to 2018 and Senior Director and Counsel, AXA Equitable Life Insurance Company from 2014 to 2015.

Carmine Lekstutis (1980), Assistant Secretary (2014)**	Executive Director and Assistant General Counsel, JPMorgan Chase. Mr. Lekstutis has been with JPMorgan Chase since 2011.

Max Vogel (1990), Assistant Secretary (2021)**	Vice President and Assistant General Counsel, JPMorgan Chase since June 2021; Associate, Proskauer Rose LLP (law firm) from March 2017 through June 2021; Associate, Stroock & Stroock & Lavan LLP (law firm) from October 2015 through March 2017.

Zachary E. Vonnegut-Gabovitch (1986), Assistant Secretary (2017)**	Vice President and Assistant General Counsel, JPMorgan Chase since September 2016.

Frederick J. Cavaliere (1978), Assistant Treasurer (2015)*	Executive Director, J.P. Morgan Investment Management Inc. Mr. Cavaliere has been with JPMorgan since May 2006.

Michael M. D’Ambrosio (1969), Assistant Treasurer (2014)	Managing Director, J.P. Morgan Investment Management Inc. Mr. D’Ambrosio has been with J.P. Morgan Investment Management Inc. since 2012.

Shannon Gaines (1977), Assistant Treasurer (2019)***	Vice President, J.P. Morgan Investment Management Inc. since January 2014.

Nektarios E. Manolakakis (1972), Assistant Treasurer (2020)	Executive Director, J.P. Morgan Investment Management Inc. Mr. Manolakakis has been with J.P. Morgan Investment Management Inc. since 2014; Vice President, J.P. Morgan Corporate & Investment Bank 2010-2014.

Todd McEwen (1981), Assistant Treasurer (2020)***	Vice President, J.P. Morgan Investment Management Inc. Mr. McEwen has been with J.P. Morgan Investment Management Inc. since 2010.

Paul Shield (1960), Vice President and Assistant Treasurer (2016)	Managing Director and head of Business Management for JPMorgan Asset Management’s Exchange Traded Fund platform since 2013.

The contact address for each of the officers, unless otherwise noted, is 277 Park Avenue, New York, NY 10172.

*	The contact address for the officer is 575 Washington Boulevard, Jersey City, NJ 07310.

**	The contact address for the officer is 4 New York Plaza, New York, NY 10004.

***	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43240.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	25

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on your purchase and sales of Fund shares and (2) ongoing costs, primarily management fees. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these ongoing costs with the ongoing costs of investing in other funds. The examples assume that you had a $1,000 investment at the beginning of the reporting period September 1, 2021 and continued to hold your shares at the end of the reporting period, February 28, 2022.

Actual Expenses

For the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Annualized Expense Ratio*	Expenses Paid During the Period
JPMorgan BetaBuilders MSCI US REIT ETF
Actual	$1,000.00	$989.20	0.11%	$0.54
Hypothetical	1,000.00	1,024.25	0.11	0.55

*	Expenses are equal to each Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

26	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

BOARD APPROVAL OF MANAGEMENT AGREEMENT

(Unaudited)

JPMorgan BetaBuilders MSCI US REIT ETF

The Board of Trustees of the JPMorgan Exchange-Traded Fund Trust (the “Trust”) met regularly throughout the year ended December 31, 2021 (the “Board of Trustees” or the “Board”) and considered factors that are relevant to their annual consideration of management agreements at each meeting. The Board also met specifically to consider management agreement annual renewals. The Board of Trustees held meetings on November 9, 2021 and December 14-15, 2021, at which the Trustees considered the continuation of the management agreement (the “Management Agreement”) for JPMorgan BetaBuilders MSCI US REIT ETF (the “Fund”). The meetings were held by videoconference in reliance upon the Division of Investment Management Staff Statement on Fund Board Meetings and Unforeseen or Emergency Circumstances Related to Coronavirus Disease 2019. In connection with these meetings, the Board reviewed and considered performance, expense and other information individually for the Fund. The Trustees, including a majority of the Trustees who are not “Interested Persons” (as defined in the 1940 Act) of any party to the Management Agreement or any of their affiliates, approved the continuation of the Management Agreement.

As part of their review of the Management Agreement, the Trustees considered and reviewed performance and other information about the Fund received from the Adviser. This information included the Fund’s performance as compared to the performance of its benchmark and analyses by the Adviser of the Fund’s performance. In addition, in preparation for the December meeting, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge Investor Communications Solutions Inc. (“Broadridge”), an independent provider of investment company data, and met with representatives of Broadridge. Before voting on the Management Agreement, the Trustees reviewed the Management Agreement with representatives of the Adviser, counsel to the Trust and independent legal counsel and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Management Agreement. The Trustees also discussed the Management Agreement with independent legal counsel in executive sessions at which no representatives of the Adviser were present.

A summary of the material factors evaluated by the Trustees in determining whether to approve the Management Agreement is provided below. The Trustees considered information provided with respect to the Fund over the course of the year, as well as the materials furnished specifically in connection with this annual renewal process. Each Trustee attributed his or her own evaluation of the significance of the various factors and no factor alone was considered determinative. As part of their review process, the Trustees considered and placed emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation received by the Adviser from the Fund under the Management Agreement was fair and reasonable and that the continuance of the Management Agreement was in the best interests of the Fund and its shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent and quality of the services provided to the Fund under its Management Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. Among other things, the Trustees considered:

(i)	The background and experience of the Adviser’s senior management and investment personnel;
(ii)	The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund;
(iii)	The investment strategy for the Fund, and the infrastructure supporting the portfolio management team;
(iv)	Information about the structure and distribution strategy of the Fund and how it fits within the Trust’s other fund offerings;
(v)	The administration services provided by the Adviser under the Management Agreement;
(vi)	Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Trust and in the financial industry generally;
(vii)	The overall reputation and capabilities of the Adviser and its affiliates;
(viii)	The commitment of the Adviser to provide high quality service to the Fund;
(ix)	Their overall confidence in the Adviser’s integrity;
(x)	The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them; and
(xi)

The Adviser’s business continuity plan and steps the Adviser and its affiliates were taking to provide ongoing services to the Fund during the COVID-19 pandemic, and the Adviser’s and its affiliates’ success in continuing to provide services to the Fund and its shareholders throughout this period.

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of services to be provided to the Fund by the Adviser.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	27

BOARD APPROVAL OF MANAGEMENT AGREEMENT

(Unaudited) (continued)

Costs of Services Provided and Profitability to the Adviser and its Affiliates

The Trustees received, reviewed, considered and discussed information regarding the profitability to the Adviser and its affiliates in providing services to the Fund. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Fund, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using allocation methodologies developed by the Adviser. The Trustees also recognized that it is difficult to make direct comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, the Trustees concluded that the profitability to the Adviser under the Management Agreement was not unreasonable in light of the services and benefits provided to the Fund.

The Trustees also considered (i) that under the Management Agreement, the Adviser earns fees from the Fund for providing administrative services and (ii) fees paid to J.P. Morgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, transfer agency and other related services for the Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationships with the Fund. Additionally, the Trustees considered that any fall-out or ancillary benefits would be comparable to those related to the other funds in the complex.

The Trustees also considered the benefits the Adviser receives as the result of JPMCB’s roles as custodian, fund accountant and transfer agent for the Fund, including the profitability of those arrangements to JPMCB.

Economies of Scale

The Trustees considered the extent to which the Fund benefits from economies of scale. The Trustees noted that the management fee schedule for the Fund does not contain breakpoints. The Trustees considered that shareholders benefited when the Fund was new and not achieving economies of scale. The Trustees considered the fact that increases in assets would not lead to fee decreases even if economies of scale are achieved, but also that the Trustees would have the opportunity to further review the appropriateness of the fee payable to the Adviser under the Management Agreement in the future. After considering the factors identified above, the Trustees concluded that the Fund’s shareholders will receive the benefits of potential economies of scale.

Fees Relative to Adviser’s Other Clients

The Trustees requested, received and considered information about the nature and extent of investment advisory services and fee rates offered to other investment companies and/or institutional accounts advised by the Adviser in the same asset class as the Fund. The Trustees noted the Adviser’s view that it does not manage other accounts with substantially similar investment strategies as that of the Fund. The Trustees concluded that the fees charged to the Fund in comparison to those charged to such other clients were reasonable.

Investment Performance

The Trustees considered the Fund’s investment strategy and processes, portfolio management teams and competitive positioning against peer funds, as identified by Broadridge and/or management. As part of this review, the Trustees reviewed the Fund’s performance against its benchmark and considered the Fund’s performance information provided at regular Board meetings by the Adviser. After consideration, the Trustees determined that the Fund’s performance was consistent with its investment objective.

Management Fees and Expense Ratios

The Trustees considered the contractual management fee rate paid by the Fund to the Adviser and compared the rate to the information prepared by Broadridge concerning management fee rates paid by other funds in the same Morningstar category as the Fund. This review included ranking of the Fund within an expense universe made up of funds with the same Morningstar investment classification and objective (the “Universe”), as well as a subset of funds within the Universe (the “Peer Group”). The Trustees reviewed a description of Broadridge’s methodology for selecting funds in the Peer Group and Universe, as applicable, and noted that Universe and Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. The Trustees also reviewed information about other expenses and the total expense ratio for the Fund. The Trustees compared the management fee for the Fund to fees charged to mutual funds and/or institutional accounts with similar investment objectives or in similar asset classes managed by the Adviser. The Trustees recognized that it is difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other accounts. The Trustees considered how the Fund is positioned against peer funds, as identified by management and/or Broadridge and noted that the Fund’s management fee was appropriate as compared to identified peer funds. The Trustees’ determinations as a result of the review of the Fund’s management fees and expense ratios are summarized below:

The Trustees noted that the Fund’s net management fee and actual total expenses were in the third and second quintile, respectively, of the Peer Group, and in the first quintile of the

28	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was satisfactory.

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	29

LIQUIDITY RISK MANAGEMENT PROGRAM

(Unaudited)

The JPMorgan BetaBuilders MSCI US REIT ETF has adopted the J.P. Morgan Funds and J.P. Morgan Exchange-Traded Funds Amended and Restated Liquidity Risk Management Program (the “Program”) under Rule 22e-4 under the Investment Company Act of 1930, as amended (the “Liquidity Rule”). The Program seeks to assess, manage and review the Fund’s Liquidity Risk. “Liquidity Risk” is defined as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. Among other things, the Liquidity Rule requires that a written report be provided to the Board of Trustees (the “Board”) on an annual basis that addresses the operation of the Program and assesses the adequacy and effectiveness of its implementation, including the operation of any Highly Liquid Investment Minimum (“HLIM”), where applicable, and any material changes to the Program.

The Board has appointed J.P. Morgan Asset Management’s Liquidity Risk Forum to be the program administrator for the Program (the “Program Administrator”). In addition to regular reporting at each of its quarterly meetings, on February 8, 2022, the Board reviewed the Program Administrator’s annual written report (the “Report”) concerning the operation of the Program for the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including, where applicable, the operation of a Fund’s HLIM. During the Program Reporting Period, the Program was amended, pursuant to an exemptive order from the Securities and Exchange Commission, to permit the Fund to use liquidity definitions and classification methodologies that differ from the requirements under the Liquidity Rule in some respects. The Report discussed the implementation of these changes. No other material changes were made to the Program during the Program Reporting Period.

The Report summarized the operation of the Program and the information and factors considered by the Program Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Fund. Such information and factors included, among other things: (1) the effectiveness of the Program with respect to the identification of each Fund that qualifies as an “In-Kind ETF” (as defined in the Liquidity Rule); (2) the liquidity risk framework used to assess, manage, and periodically review each Fund’s Liquidity Risk and the results of this assessment; (3) the methodology and inputs for classifying the investments of a Fund (other than an In-Kind ETF) into one of the required liquidity categories that reflect an estimate of the liquidity of those investments under current market conditions (and, for In-Kind ETFs, the methodology and inputs for determining whether any investments should be classified as “Illiquid Investments” (as defined or modified under the Program)); (4) whether a Fund (other than an In-Kind ETF) invested primarily in “Highly Liquid

Investments” (as defined or modified under the Program); (5) whether an HLIM should be established for a Fund (other than an In-Kind ETF) and the procedures for monitoring any HLIM; (6) whether a Fund invested more than 15% of its assets in “Illiquid Investments” and the procedures for monitoring for this limit; and (7) specific liquidity events arising during the Program Reporting Period. The Report further summarized the conditions of the exemptive order.

Based on this review, the Report concluded that: (1) the Program continues to be reasonably designed to effectively assess and manage the Fund’s Liquidity Risk; and (2) the Program has been adequately and effectively implemented with respect to the Fund during the Program Reporting Period.

30	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

TAX LETTER

(Unaudited)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Fund’s income and distributions for the taxable year ended February 28, 2022. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2022. The information necessary to complete your income tax returns for the calendar year ending December 31, 2022 will be provided under separate cover.

Section 199A Income

The Fund had the following amount, or maximum allowable amount, of ordinary income distributions treated as section 199A dividends for the fiscal year ended February 28, 2022:

Qualified Business Income
$26,431,800

FEBRUARY 28, 2022	J.P. MORGAN EXCHANGE-TRADED FUNDS	31

SPECIAL SHAREHOLDER MEETING RESULTS

(Unaudited)

The Trust held a special meeting of shareholders on October 27, 2021, for the purpose of considering and voting upon the election of Trustees:

Trustees were elected by the shareholders of all of the series of the Trust (other than Funds that launched subsequent to the record date), including the Fund. The results of the voting were as follows:

Votes Received (Amounts in thousands)
Independent Nominee
John F. Finn
In Favor	932,618
Withheld	6,740

Steven P. Fisher
In Favor	937,481
Withheld	1,877

Gary L. French
In Favor	936,343
Withheld	3,014

Kathleen M. Gallagher
In Favor	937,527
Withheld	1,831

Robert J. Grassi
In Favor	936,385
Withheld	2,973

Frankie D. Hughes
In Favor	937,172
Withheld	2,186

Raymond Kanner
In Favor	937,371
Withheld	1,987

Thomas P. Lemke
In Favor	936,312
Withheld	3,046

Votes Received (Amounts in thousands)
Lawrence R. Maffia
In Favor	935,575
Withheld	3,783

Mary E. Martinez
In Favor	937,595
Withheld	1,762

Marilyn McCoy
In Favor	937,226
Withheld	2,132

Dr. Robert A. Oden, Jr.
In Favor	932,572
Withheld	6,785

Marian U. Pardo
In Favor	937,464
Withheld	1,894

Emily A. Youssouf
In Favor	936,422
Withheld	2,936

Interested Nominee
Robert F. Deutsch
In Favor	936,144
Withheld	3,214

Nina O. Shenker
In Favor	937,258
Withheld	2,100

32	J.P. MORGAN EXCHANGE-TRADED FUNDS	FEBRUARY 28, 2022

J.P. Morgan Exchange-Traded Funds are distributed by JPMorgan Distribution Services, Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co.

Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the fund before investing. The prospectus contains this and other information about the fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The Fund’s quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-844-457-6383 and on the Fund’s website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management businesses of JPMorgan Chase & Co. and its affiliates worldwide.

© JPMorgan Chase & Co., 2022. All rights reserved. February 2022.	AN-RETF-222

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 13(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the code of ethics or waivers granted with respect to the code of ethics in the period covered by the report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1)	Disclose that the registrant’s board of directors has determined that the registrant either:

(i)	Has at least one audit committee financial expert serving on its audit committee; or

(ii)	Does not have an audit committee financial expert serving on its audit committee.

The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The Securities and Exchange Commission has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i)	Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii)	Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

The audit committee financial expert is Gary L. French for purposes of audit committee financial expert determinations.

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

AUDIT FEES
2022 – $657,602
2021 – $526,980

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

AUDIT-RELATED FEES
2022 – $74,441
2021 – $59,892

Audit-related fees consist of security count procedures performed as required under Rule 17f-2 of the Investment Company Act of 1940 during the Registrant’s fiscal year.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

TAX FEES
2022 – $177,142
2021 – $145,359

The tax fees consist of fees billed in connection with preparing the federal regulated investment company income tax returns for the Registrant for the tax years ended February 28, 2022 and 2021, respectively.

For the last fiscal year, no tax fees were required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

ALL OTHER FEES
2022 – $0
2021 – $0

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to the Registrant’s Audit Committee Charter and written policies and procedures for the pre-approval of audit and non-audit services (the “Pre-approval Policy”), the Audit Committee pre-approves all audit and non-audit services performed by the Registrant’s independent public registered accounting firm for the Registrant. In addition, the Audit Committee pre-approves the auditor’s engagement for non-audit services with the Registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any Service Affiliate in accordance with paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if the engagement relates directly to the operations and financial reporting of the Registrant. Proposed services may be pre-approved either 1) without consideration of specific case-by-case services or 2) require the specific pre-approval of the Audit Committee. Therefore, initially the Pre-approval Policy listed a number of audit and non-audit services that have been approved by the Audit Committee, or which were not subject to pre-approval under the transition provisions of Sarbanes-Oxley Act of 2002 (the “Pre-approval List”). The Audit Committee annually reviews and pre-approves the services included on the Pre-approval List that may be provided by the independent public registered accounting firm without obtaining additional specific pre-approval of individual services from the Audit Committee. The Audit Committee adds to, or subtracts from, the list of general pre-approved services from time to time, based on subsequent determinations. All other audit and non-audit services not on the Pre-approval List must be specifically pre-approved by the Audit Committee.

One or more members of the Audit Committee may be appointed as the Committee’s delegate for the purposes of considering whether to approve such services. Any pre-approvals granted by the delegate will be reported, for informational purposes only, to the Audit Committee at its next scheduled meeting. The Audit Committee’s responsibilities to pre-approve services performed by the independent public registered accounting firm are not delegated to management.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2022 – 0.0% 2021 – 0.0%

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees billed by the independent registered public accounting firm for services rendered to the Registrant, and rendered to Service Affiliates, for the last two calendar year ends were:

2021 – $30.7 million
2020 – $30.2 million

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee has considered whether the provision of the non-audit services that were rendered to Service Affiliates that were not pre-approved (not requiring pre-approval) is compatible with maintaining the independent public registered accounting firm’s independence. All services provided by the independent public registered accounting firm to the Registrant or to Service Affiliates that were required to be pre-approved were pre-approved as required.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15

U.S.C. 78c(a)(58)(B)), so state.

The registrant has a separately designated Audit Committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The members of the Audit Committee are Gary L. French, Robert J. Grassi, Thomas P. Lemke, Lawrence R. Maffia and Emily A. Youssouf.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Exchange-Traded Fund Trust

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
May 4, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
May 4, 2022

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
May 4, 2022